UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

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JACKSON® FINANCIAL FREEDOM FOR LIFE® NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES BUSINESS REPLY MAIL FIRST-CLASS MAIL PERMIT NO. 600 LANSIN MI POSTAGE WILL BE PAID BY ADDRESSEE JACKSON PO BOX 24068 LANSING MI 48909-9979 Fold Here This report is for the general information of qualified plan participants, as well as contract/policy owners of Perspective, Perspective II®, Perspective Advantage, Perspective Advisors, Perspective Advisors II, Perspective Advisory®, Perspective Advisory II®, Perspective Focus®, Perspective L Series, Perspective Rewards®, Fifth Third Perspective, Retirement Latitudes®, Curiangard, Elite Access®, Elite Access II® Elite Access Advisory®, Elite Access Advisory II®, Jackson Advantage®, Jackson Private Wealth®, Perspective (New York), Perspective II (New York), Perspective Advisors (New York), Perspective Advisors II (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective Focus (New York), Perspective L Series (New York), Perspective Rewards (New York), Curiangard (New York), Elite Access (New York), Elite Access II (New York), Elite Access Advisory (New York), Elite Access Advisory II (New York), Jackson Advantage (New York). Not all the portfolios are available in all of the products.

JNL Series Trust

December 31, 2020

JNL Series Trust including: JNL/American Funds Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Allocation Fund, JNL/Goldman Sachs 4 Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Mellon Index 5 Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard U.S. Stock Market Index Fund, JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/DoubleLine® Total Return Fund, JNL/Fidelity Institutional Asset Management® Total Bond Fund, JNL/First State Global Infrastructure Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs International 5 Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Growth & Income Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Equity Income Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust

December 31, 2020

President’s Letter

Dear Fellow Investor,

Enclosed is the annual report for the JNL Series Trust for the year ended December 31, 2020, together with Management’s Discussion of Fund Performance for each of the Funds.

2020 will long be remembered as a year of change and disruption. It was a challenging year to be sure. After what seemed like a normal start to the year news started to spread of a novel virus out of China with an odd name. By March, COVID-19 had turned the world on its head as quarantines and lockdowns effectively grinded the global economy to a halt. The transition to work from home, face masks and a business world without travel happened quickly and has lasted far longer than anyone expected.

The impact on securities markets and investors was significant. U.S. stocks and bonds finished the year with solid gains but not without severe volatility and instability along the way. The S&P 500 Index (“S&P 500”) gained 18.40%, setting all-time highs, but that was only after a more than 30% drop in March, a choppy and uncertain recovery during the summer and much of the fall, before capping the year with a post-election surge driven by news of the deployment of COVID vaccines. The S&P 500 return also disguised a huge dispersion between the performance of value stocks versus their growth counterparts. Growth outperformed value by more than 30 percentage points across the market capitalization spectrum. This was driven predominantly by the economic shutdown that adversely affected certain industries and sectors while favoring technology stocks focused on virtual experiences and the remote workplace. Of particular note was that energy stocks were crushed in 2020. It was by far the worst performing sector in losing 33% despite rebounding significantly during the fourth quarter. Oversupply issues heading into the year combined with the global drop in economic activity proved too much to overcome.

Fixed income did its part, as the Bloomberg Barclays U.S. Aggregate Bond Index gained 7.51% for the year, but not without a scare and a little help. Bond markets froze in March as liquidity dried up and even the so called safest non-government bonds suffered losses beyond reasonable expectations. The U.S. Federal Reserve (“Fed”) came to the rescue with the proverbial kitchen sink as it re-enacted the programs developed during the 2008 Global Financial Crisis, and more, in a matter of weeks. The Federal Funds interest rate was cut straight to zero and the yield on the 10-year US Treasury bond quickly dropped below 1%, where it remained for much of the year. These actions served to stabilize a fragile marketplace and allow normal trading to resume. U.S. government bonds held up well in March and April owing to the drop in interest rates and the flight to safety of investors across the globe as other categories of bonds suffered from illiquidity. Credit would recover, however, first thanks to the Fed’s actions to stabilize markets and then owing to fiscal policy to prevent more severe economic dislocations. By year end, corporate credit, high yield and even emerging market debt had caught up with and surpassed the performance of the broader bond market.

Other market trends during the year included weakness in developed international equities even as foreign emerging markets kept pace with the U.S. and the underperformance of small- and mid-cap stocks. These trends were loosely connected to the value versus growth divide but mostly to their sensitivity to economic conditions. Amid the dire economic fears of COVID during the spring, economically sensitive stocks and sectors, notably small-caps and energy, were hit the hardest. As sentiment about the economy improved so did the fortunes of these areas of the market culminating in the post-election/vaccine “re-opening” trade that saw small value stocks soar more than 30% in the fourth quarter to lead the market even as small-caps lagged significantly for the full year. Emerging market equities were unique in that they are typically associated with economically sensitive global trade and commodities, but for much of 2020 they were boosted by the emergence of Chinese tech stocks and the growing impact of China on emerging markets indexes overall. The MSCI Emerging Markets Index finished the year up 18.31%, in line with the S&P 500, while the foreign developed market MSCI EAFE Index gained only 7.82% in 2020.

This year was a lesson in unpredictability, fragility, and resilience. The best performing areas of the market in March/April were typically the worst areas in November/December and vice versa. The magnitude of a sharp loss was shown to not only be damaging psychologically but its asymmetrical effect also tended to skew perceptions of subsequent gains as a 33% loss requires a 50% gain just to get back to where you started while a 25% loss only requires a 33% gain to recoup that deficit. That’s why a risk adjusted view to investing is critical for long term success. In the world of investing, diversification serves as resilience. Diversification done right balances risk and dampens potential deficits. Diversification focuses on the long term and offers a measure of stability amid an increasingly fragile environment that has in recent years required more and more frequent government intervention. Diversification is an alternative to chasing the ups and downs of the many different segments of the market.

Even with the market gains in 2020, our hope is for better tidings and less turmoil in 2021. A year like 2020 offers a unique perspective on how we live and invest as well as a greater appreciation for things we may have taken for granted in the past. Everyone has likely suffered in some way amid the traumatic events of 2020, but while possibly of small comfort we appreciate the opportunity to serve you and help you meet your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Series Trust Market Summary

Major Indices Returns for the Year Ended December 31, 2020

Domestic Equity		Developed International Equity
S&P 500 Index	18.40%	MSCI All Country World ex-USA Index (Net)	10.65%
S&P MidCap 400 Index	13.66	MSCI EAFE Index (Net)	7.82
MSCI USA Index	21.37
MSCI USA Mid Cap Index	20.95	Emerging Markets
MSCI USA Small Cap Index	18.90	MSCI Emerging Markets Index (Net)	18.31%

Fixed Income		Alternative Assets
Bloomberg Barclays Global Aggregate Bond Index	9.20%	Bloomberg Commodity Index	-3.12%
Bloomberg Barclays U.S. Aggregate Bond Index	7.51	MSCI US REIT Index	-7.57
Bloomberg Barclays U.S. Corporate High Yield Bond Index	7.11
		Alternative Strategy
		Wilshire Liquid Alternative Index	3.19%

Domestic Equity: It was a rocky year for stock investors thanks to the COVID-19 pandemic and measures taken to contain it. The broad market S&P 500 Index finished 2020 strong, however, in finishing the year up more than 18%. Those results came after a more than 30% drop in March that ended up being one of the quickest and shortest bear markets in history. Unprecedented fiscal and monetary responses driven by the need to support a shutdown economy succeeded in boosted confidence that the economic consequences of the pandemic would be short-lived. Surprisingly, growth stocks in general and technology names in particular acted as the new defensive stocks in weathering the downturn most effectively, boosted largely by the shift to remote workplaces and the virtual experience. Those stocks also led the recovery rally from the March lows through the end of the year, as growth outperformed value by more than 30 percentage points across the market-capitalization spectrum. That’s not to say that value stocks didn’t have their moments in leading for short periods during the summer and towards the end of the year, but growth was the clear winner overall. Cyclical, more economically sensitive stocks shined during the fourth quarter, especially in the wake of the U.S. Presidential election and the announcement of effective COVID vaccines, on hopes of a quicker end to the pandemic and full re-opening of the economy. Along those lines, the dispersion between sector performance within the S&P 500 was enormous, with Technology up more than 40% and Energy down more than 30%.

Fixed Income: Fixed income markets were similarly rocky in 2020. Riskier bonds sold off sharply during the initial phase of the pandemic in March amid the general flight to safety by investors. The disturbing feature of this shift for fixed income was that several of the destinations of perceived safety in short-term non-government areas of the market froze up, with many bonds untradeable, leading to huge dispersions in bid/ask spreads. In some cases, forced selling led to unexpected losses. Government bonds shined during this period, highlighting the benefits of broad diversification. After extraordinary measures take by the Fed to stabilize markets and measures taken to control the pandemic, the market recovered. In the second half of the year, riskier corporate and high yield bonds soared, sbort-term securities recovered their losses, and returns on government bonds flattened. Areas such as TIPS (Treasury Inflation-Protected Securities) posted strong gains on expectations of inflation, while emerging market debt lagged on stability concerns in less developed areas of the world given the pandemic.

Developed International Equity: Despite delivering decent absolute gains, foreign developed stocks struggled relative to the U.S. and emerging markets. Europe and Australia were as hard hit by COVID as the U.S. and imposed as stringent lockdowns on their populations and economies. A notable issue was that overseas developed economies are more heavily concentrated in value-oriented and economically sensitive industries and sectors, with less exposure to technology and growth. Fiscal support was less forceful than in the U.S., while monetary support, especially from the European Central Bank (ECB), was less effective with interest-rates already at zero or negative or not having similar ability to enact extraordinary measures like the Fed.

Emerging Markets: Emerging markets were able to distinguish themselves from foreign developed markets for two main reasons—China and Chinese technology stocks. Chinese tech stocks soared during the summer after the initial shock of the pandemic wore off, fueled by heightened growth expectations. With its early and severe lockdowns, China overall has been seen as a beneficiary of early re-openings compared with the rest of the world. In addition, China has grown to become a bigger and bigger part of emerging markets exposure on a market-cap basis, such that by 2020 it is now almost 50% of most emerging market indexes. Thus, the impact of China on performance for this area of global markets is significant.

Alternatives: Alternative investment strategies underperformed both stocks and bonds overall for the year, while most alternative assets delivered negative returns. Commodities and real estate investment trusts (REITs) were hard hit by the global shutdown that brought most of the world’s economies—and their need for commodities and commercial property—to a screeching halt. Some commodities, such as copper, had recovered by year end and gold was strong throughout the downturn, but that did little to offset losses in the oil and energy space. Many alternative strategies struggled with the rapidness of events and market moves, bouts of market illiquidity, and extreme volatility in unexpected places. Correlations with traditional asset classes remained low, as did overall volatility, but so did returns for the year.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Balanced Fund

Composition as of December 31, 2020:
Global Balanced	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Balanced Fund underperformed its primary benchmark by posting a return of 12.06% for Class A shares compared to 16.26% for the MSCI All Country World Index (Net). The Fund underperformed its blended benchmark return of 14.73% for the 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Index. Effective April 27, 2020, the S&P 500 Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 18.40%.

The Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Blue Chip Income and Growth Fund

Composition as of December 31, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Blue Chip Income and Growth Fund underperformed its primary benchmark by posting a return of 8.42% for Class A shares compared to 18.40% for the S&P 500 Index.

The Fund seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Blue Chip Income and Growth FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Capital Income Builder Fund

Composition as of December 31, 2020:
Global Balanced	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Capital Income Builder Fund underperformed its primary benchmark by posting a return of 3.98% for Class A shares compared to 16.26% for the MSCI All Country World Index (Net). The Fund underperformed its blended benchmark return of 13.97% for the 70% MSCI All Country World Index (Net) and 30% Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes).

The Fund seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Capital World Bond Fund

Composition as of December 31, 2020:
Global Fixed Income	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Capital World Bond Fund outperformed its primary benchmark by posting a return of 9.55% for Class A shares compared to 9.20% for the Bloomberg Barclays Global Aggregate Index. The Fund outperformed its other benchmark return of 1.36% for the Consumer Price Index.

The Fund seeks, over the long-term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Growth Fund

Composition as of December 31, 2020:
Global Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Global Growth Fund outperformed its primary benchmark by posting a return of 30.09% for Class A shares compared to 16.26% for the MSCI All Country World Index (Net).

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Growth FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Small Capitalization Fund

Composition as of December 31, 2020:
Global Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Global Small Capitalization Fund outperformed its primary benchmark by posting a return of 29.32% for Class A shares compared to 16.33% for the MSCI All Country World Small Cap Index (Net).

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Growth Fund

Composition as of December 31, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Growth Fund outperformed its primary benchmark by posting a return of 51.60% for Class A shares compared to 18.40% for the S&P 500 Index.

The Fund seeks growth of capital through exclusive investment in Class 1 shares of American Funds Insurance Series® - Growth FundSM (the “Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Growth-Income Fund

Composition as of December 31, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Growth-Income Fund underperformed its primary benchmark by posting a return of 13.10% for Class A shares compared to 18.40% for the S&P 500 Index.

The Fund seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth Income FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds International Fund

Composition as of December 31, 2020:
International Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds International Fund outperformed its primary benchmark by posting a return of 13.56% for Class A shares compared to 10.65% for the MSCI All Country World ex USA Index (Net).

The Fund seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds New World Fund

Composition as of December 31, 2020:
Emerging Markets Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds New World Fund outperformed its primary benchmark by posting a return of 23.06% for Class A shares compared to 16.26% for the MSCI All Country World Index (Net). The Fund outperformed its other benchmark return of 18.31% for the MSCI Emerging Markets Index (Net). The Fund outperformed its other benchmark return of 5.26% for the JPMorgan EMBI Global Diversified Index.

The Fund seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Balanced Fund

¹Effective April 27, 2020, the Fund changed its primary benchmark from the MSCI All Country World Index (Net) to the S&P 500 Index to better align the Fund with its benchmark holdings.

††60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Index

Average Annual Total Returns*
Class A		Class I
1 Year	12.06%	1 Year	12.38%
5 Year	9.70	5 Year	9.98
10 Year	6.94	10 Year	7.18
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Blue Chip Income and Growth Fund

Average Annual Total Returns*
Class A		Class I
1 Year	8.42%	1 Year	8.72%
5 Year	10.49	5 Year	10.80
10 Year	10.51	10 Year	10.77
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Capital Income Builder Fund

††70% MSCI All Country World Index (Net) and 30% Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Total Returns*
Class A‡		Class I†
1 Year	3.98%	1 Year	4.23%
Since Inception	5.99	Since Inception	6.34
‡Inception date August 13, 2018
†Inception date August 13, 2018
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Capital World Bond Fund

Average Annual Total Returns*
Class A		Class I
1 Year	9.55%	1 Year	9.88%
5 Year	4.79	5 Year	5.07
10 Year	2.74	10 Year	3.00
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Global Growth Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	30.09%	1 Year	30.41%
5 Year	15.95	5 Year	N/A
Since Inception	13.45	Since Inception	17.30
‡Inception date September 16, 2013
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Global Small Capitalization Fund

Average Annual Total Returns*
Class A		Class I
1 Year	29.32%	1 Year	29.78%
5 Year	14.08	5 Year	14.39
10 Year	9.10	10 Year	9.37
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Growth Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	51.60%	1 Year	52.03%
5 Year	22.31	5 Year	N/A
Since Inception	17.96	Since Inception	25.86
‡Inception date February 06, 2012
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Growth-Income Fund

Average Annual Total Returns*
Class A		Class I
1 Year	13.10%	1 Year	13.46%
5 Year	13.49	5 Year	13.79
10 Year	12.27	10 Year	12.54
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds International Fund

Average Annual Total Returns*
Class A		Class I
1 Year	13.56%	1 Year	13.93%
5 Year	10.29	5 Year	10.61
10 Year	6.25	10 Year	6.51
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds New World Fund

Average Annual Total Returns*
Class A		Class I
1 Year	23.06%	1 Year	23.44%
5 Year	12.88	5 Year	13.19
10 Year	6.11	10 Year	6.37
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Feeder Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Capital Growth Fund

Composition as of December 31, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard Capital Growth Fund underperformed its primary benchmark by posting a return of 16.78% for Class A shares compared to 18.40% for the S&P 500 Index.

The Fund seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - Capital Growth Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/Vanguard Equity Income Fund

Composition as of December 31, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard Equity Income Fund outperformed its primary benchmark by posting a return of 2.59% for Class A shares compared to 1.69% for the MSCI USA High Dividend Yield Index (Gross).

The Fund seeks to provide an above average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - Equity Income Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/Vanguard International Fund

Composition as of December 31, 2020:
International Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard International Fund outperformed its primary benchmark by posting a return of 56.66% for Class A shares compared to 10.65% for the MSCI All Country World ex USA Index (Net).

The Fund seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - International Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/Vanguard Small Company Growth Fund

Composition as of December 31, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard Small Company Growth Fund underperformed its primary benchmark by posting a return of 22.38% for Class A shares compared to 33.90% for the MSCI USA Small Growth Index (Gross).

The Fund seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - Small Company Growth Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/Vanguard Feeder Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Capital Growth Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	16.78%	1 Year	17.17%
Since Inception	14.55	Since Inception	14.93
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Equity Income Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	2.59%	1 Year	2.97%
Since Inception	7.51	Since Inception	7.87
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard International Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	56.66%	1 Year	57.17%
Since Inception	20.43	Since Inception	20.77
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Feeder Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Small Company Growth Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	22.38%	1 Year	22.77%
Since Inception	14.17	Since Inception	14.53
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its investment objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL Aggressive Growth Allocation Fund

Composition as of December 31, 2020:
Domestic Equity	46.0%
International Equity	21.4
Global Equity	14.6
Emerging Markets Equity	7.8
Alternative	7.3
Domestic Fixed Income	2.9
Total Investments	100.0%

For the year ended December 31, 2020, JNL Aggressive Growth Allocation Fund outperformed its primary benchmark by posting a return of 16.37% for Class A shares compared to 13.26% for the Morningstar Aggressive Target Risk Index. The Fund outperformed its blended benchmark return of 15.67% for the 90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is capital growth.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund outperformed its primary benchmark due to strong equity performance, especially in the international sleeve, thanks to an emphasis on quality while maintaining exposure to growth. JNL/Loomis Sayles Global Growth Fund (+35.30%), JNL/GQG Emerging Markets Equity Fund (+33.55%) and JNL/WCM Focused International Equity Fund (+32.41%), three managers employing a quality growth investment style, were among the top performers. Domestically, JNL Multi-Manager Small Cap Growth Fund (+46.87%) and JNL/T. Rowe Price Established Growth Fund (+37.50%) delivered exceptional absolute returns.

The fixed income sleeve significantly trailed its area of the benchmark but was a small component of the overall Fund. More conservative core positioning in JNL/DoubleLine Total Return Fund (+3.01%) lagged areas of the market with more credit exposure. Relative underperformance from JNL/DoubleLine Emerging Markets Fixed Income Fund (+3.34%) owing mainly to market liquidity and volatility issues early in the year also meaningful detracted.

Exposure to alternative strategies, another minor component of the Fund, lagged although a core position in JNL Multi-Manager Alternative Fund (+7.91%) kept pace with core fixed income returns.

JNL Conservative Allocation Fund

Composition as of December 31, 2020:
Domestic Fixed Income	65.9%
Domestic Equity	8.0
Alternative	5.8
Domestic Balanced	5.0
Global Balanced	5.0
Emerging Markets Fixed Income	4.0
International Equity	2.8
Global Equity	2.0
Emerging Markets Equity	1.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL Conservative Allocation Fund underperformed its primary benchmark by posting a return of 7.51% for Class A shares compared to 9.75% for the Morningstar Conservative Target Risk Index. The Fund underperformed its blended benchmark return of 9.73% for the 20% MSCI All Country World Index (Net), 80% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to seek the generation of income through investment in other funds.

Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund underperformed its benchmark due to underperformance from the fixed income sleeve. More conservative core positioning in JNL/DoubleLine Total Return Fund (+3.01%) and JNL/DoubleLine Core Fixed Income Fund (+5.34%) lagged areas of the fixed income benchmark with more credit exposure. Relative underperformance from JNL/PIMCO Income Fund (+5.30%) and JNL/DoubleLine Emerging Markets Fixed Income Fund (+3.34%) owing mainly to market liquidity and volatility issues early in the year also meaningful detracted from performance overall.

Equity allocations strongly outperformed thanks to an emphasis on quality while maintaining exposure to growth. JNL/T. Rowe Price Capital Appreciation Fund (+17.85%) kept pace with the S&P 500 Index despite lower equity exposure while strong underlying manager performance drove JNL Multi-Manager Small Cap Growth Fund (+46.87%) to meaningful outperformance and a positive contribution to the overall Fund.

Internationally, JNL/Loomis Sayles Global Growth Fund (+35.30%), JNL/GQG Emerging Markets Equity Fund (+33.55%) and JNL/WCM Focused International Equity Fund (+32.41%), three managers employing a quality growth investment style, contributed positively to results.

Exposure to alternative strategies lagged although a core position in JNL Multi-Manager Alternative Fund (+7.91%) kept pace with core fixed income returns.

JNL Growth Allocation Fund

Composition as of December 31, 2020:
Domestic Equity	39.0%
International Equity	19.8
Domestic Fixed Income	13.9
Global Equity	11.2
Alternative	7.6
Emerging Markets Equity	7.1
Emerging Markets Fixed Income	1.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL Growth Allocation Fund outperformed its primary benchmark by posting a return of 15.34% for Class A shares compared to 13.51% for the Morningstar Moderately Aggressive Target Risk Index. The Fund outperformed its blended benchmark return of 15.01% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to seek capital growth and current income.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund outperformed its primary benchmark due to strong equity performance, especially in the international sleeve, thanks to an emphasis on quality while maintaining exposure to growth. JNL/Loomis Sayles Global Growth Fund (+35.30%), JNL/GQG Emerging Markets Equity Fund (+33.55%) and JNL/WCM Focused International Equity Fund (+32.41%), three managers employing a quality growth investment style, were among the top performers. Domestically, JNL Multi-Manager Small Cap Growth Fund (+46.87%) and JNL/T. Rowe Price Established Growth Fund (+37.50%) delivered exceptional absolute returns while JNL/T. Rowe Price Capital Appreciation Fund (+17.85%) kept pace with the S&P 500 despite lower equity exposure.

The fixed income sleeve significantly trailed its benchmark component as more conservative core positioning in JNL/DoubleLine Total Return Fund (+3.01%)

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

and JNL/DoubleLine Core Fixed Income Fund (+5.34%) lagged areas with more credit exposure. Relative underperformance from JNL/PIMCO Income Fund (+5.30%) and JNL/DoubleLine Emerging Markets Fixed Income Fund (+3.34%) owing mainly to market liquidity and volatility issues early in the year also meaningful detracted.

Exposure to alternative strategies lagged although a core position in JNL Multi-Manager Alternative Fund (+7.91%) kept pace with core fixed income returns.

JNL Moderate Allocation Fund

Composition as of December 31, 2020:
Domestic Fixed Income	44.7%
Domestic Equity	17.6
Alternative	9.0
International Equity	6.9
Domestic Balanced	6.1
Global Equity	4.5
Global Balanced	4.0
Emerging Markets Equity	3.7
Emerging Markets Fixed Income	3.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL Moderate Allocation Fund underperformed its primary benchmark by posting a return of 11.20% for Class A shares compared to 11.86% for the Morningstar Moderately Conservative Target Risk Index. The Fund underperformed its blended benchmark return of 11.73% for the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds.

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund underperformed its benchmark due to underperformance from the fixed income sleeve. More conservative core positioning in JNL/DoubleLine Total Return Fund (+3.01%) and JNL/DoubleLine Core Fixed Income Fund (+5.34%) lagged areas of the fixed income benchmark with more credit exposure. Relative underperformance from JNL/PIMCO Income Fund (+5.30%) and JNL/DoubleLine Emerging Markets Fixed Income Fund (+3.34%) owing mainly to market liquidity and volatility issues early in the year also meaningful detracted from performance overall.

Equity allocations strongly outperformed thanks to an emphasis on quality while maintaining exposure to growth. JNL/T. Rowe Price Capital Appreciation Fund (+17.85%) kept pace with the S&P 500 Index despite lower equity exposure while strong underlying manager performance drove JNL Multi-Manager Small Cap Growth Fund (+46.87%) to meaningful outperformance and a positive contribution to the overall Fund.

Internationally, JNL/Loomis Sayles Global Growth Fund (+35.30%), JNL/GQG Emerging Markets Equity Fund (+33.55%) and JNL/WCM Focused International Equity Fund (+32.41%), three managers employing a quality growth investment style, contributed positively to results.

Exposure to alternative strategies lagged although a core position in JNL Multi-Manager Alternative Fund (+7.91%) kept pace with core fixed income returns.

JNL Moderate Growth Allocation Fund

Composition as of December 31, 2020:
Domestic Fixed Income	29.4%
Domestic Equity	25.4
International Equity	14.0
Alternative	9.2
Domestic Balanced	5.5
Global Equity	5.4
Emerging Markets Equity	5.1
Global Balanced	4.0
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL Moderate Growth Allocation Fund underperformed its primary benchmark by posting a return of 12.75% for Class A shares compared to 12.82% for the Morningstar Moderate Target Risk Index. The Fund underperformed its blended benchmark return of 13.49% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to seek capital growth and current income.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund performed roughly in line with its benchmark as strong relative equity performance offset significant underperformance within fixed income. More conservative core positioning in JNL/DoubleLine Total Return Fund (+3.01%) and JNL/DoubleLine Core Fixed Income Fund (+5.34%) lagged areas of the fixed income benchmark with more credit exposure. Relative underperformance from JNL/PIMCO Income Fund (+5.30%) and JNL/DoubleLine Emerging Markets Fixed Income Fund (+3.34%) owing mainly to market liquidity and volatility issues early in the year also meaningful detracted.

The equity sleeves, particularly international, were positive contributors thanks to an emphasis on quality while maintaining exposure to growth. JNL/Loomis Sayles Global Growth Fund (+35.30%), JNL/GQG Emerging Markets Equity Fund (+33.55%) and JNL/WCM Focused International Equity Fund (+32.41%), three managers employing a quality growth investment style, were among the top performers. Domestically, JNL Multi-Manager Small Cap Growth Fund (+46.87%) and JNL/T. Rowe Price Established Growth Fund (+37.50%) delivered exceptional absolute returns while JNL/T. Rowe Price Capital Appreciation Fund (+17.85%) kept pace with the S&P 500 despite lower equity exposure.

Exposure to alternative strategies lagged although a core position in JNL Multi-Manager Alternative Fund (+7.91%) kept pace with core fixed income returns.

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL Aggressive Growth Allocation Fund

††90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	16.37%	1 Year	16.73%
5 Year	11.50	5 Year	N/A
10 Year	9.26	10 Year	N/A
Since Inception	N/A	Since Inception	10.59
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management, LLC assumed portfolio management responsibility on August 29, 2011.

JNL Conservative Allocation Fund

††20% MSCI All Country World Index (Net), 80% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	7.51%	1 Year	7.85%
5 Year	5.72	5 Year	N/A
Since Inception	4.20	Since Inception	5.70
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management assumed portfolio management responsibility on April 27, 2015.

JNL Growth Allocation Fund

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	15.34%	1 Year	15.70%
5 Year	10.60	5 Year	N/A
10 Year	9.00	10 Year	N/A
Since Inception	N/A	Since Inception	9.96
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management, LLC assumed portfolio management responsibility on August 29, 2011.

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL Moderate Allocation Fund

††40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	11.20%	1 Year	11.61%
5 Year	7.29	5 Year	N/A
Since Inception	6.27	Since Inception	7.37
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management assumed portfolio management responsibility on April 27, 2015.

JNL Moderate Growth Allocation Fund

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	12.75%	1 Year	13.18%
5 Year	9.10	5 Year	N/A
10 Year	7.89	10 Year	N/A
Since Inception	N/A	Since Inception	8.68
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management assumed portfolio management responsibility on August 29, 2011.

JNL/American Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its investment objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/American Funds Growth Allocation Fund

Composition as of December 31, 2020:
Domestic Equity	43.3%
Global Equity	22.9
Domestic Fixed Income	16.7
Emerging Markets Equity	8.1
International Equity	7.3
Emerging Markets Fixed Income	1.7
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Growth Allocation Fund outperformed its primary benchmark by posting a return of 20.04% for Class A shares compared to 13.51% for the Morningstar Moderately Aggressive Target Risk Index. The Fund outperformed its blended benchmark return of 15.01% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to seek a balance between current income and growth of capital.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 60% of its assets to Underlying Funds that invest primarily fixed-income securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund outperformed its benchmark in 2020 due to a bias towards growth stocks which led to strong performance from the Fund’s equity sleeves. American Funds Insurance Series (“IS”) Growth Fund (+52.46%) delivered the strongest returns by a wide margin. A significant position in Tesla was the major contributor to the Fund’s outperformance for the year. American Funds Global Growth Fund (+30.41%) and American Funds Global Small Cap Fund (+30.05%) were also top contributors. Outperformance from the above mentioned Funds was offset slightly by more valuation sensitive holdings, including American Funds IS International Growth & Income Fund (+6.24%) and American Funds Washington Mutual Fund (+8.08%).

Fixed income holdings also delivered positive relative returns but to a lesser degree than equities. Performance was led by American Funds Inflation Linked Bond Fund (+14.97%) and American Funds Bond Fund of America Fund (+11.11%). Strong manager performance from other areas of the market, including mortgages and emerging markets, also helped results. American Funds Mortgage Fund (+7.01%) and American Funds Emerging Markets Bond Fund (+8.07%) outperformed their respective market segments despite lagging the performance of the benchmark’s broader fixed income allocation.

JNL/American Funds Moderate Growth Allocation Fund

Composition as of December 31, 2020:
Domestic Fixed Income	34.8%
Domestic Equity	33.3
Global Equity	17.5
International Equity	6.1
Emerging Markets Equity	5.1
Emerging Markets Fixed Income	3.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/American Funds Moderate Growth Allocation Fund outperformed its primary benchmark by posting a return of 17.32% for Class A shares compared to 12.82% for the Morningstar Moderate Target Risk Index. The Fund outperformed its blended benchmark return of 13.49% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to seek capital growth with secondary emphasis on current income.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities and 0% to 40% of its assets to Underlying Funds that invest primarily fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund outperformed its benchmark in 2020 due to a bias towards growth stocks which led to strong performance from the Fund’s equity sleeves. American Funds Insurance Series (“IS”) Growth Fund (+52.46%) delivered the strongest returns by a wide margin. A significant position in Tesla was the major contributor to the Fund’s outperformance for the year. American Funds Global Growth Fund (+30.41%) and American Funds Global Small Cap Fund (+30.05%) were also top contributors. Outperformance from the above mentioned Funds was offset slightly by more valuation sensitive holdings, including American Funds IS International Growth & Income Fund (+6.24%) and American Funds IS Blue Chip Income & Growth Fund (+9.04%).

Fixed income holdings also delivered positive relative returns but to a lesser degree than equities. Performance was led by American Funds Inflation Linked Bond Fund (+14.97%) and American Funds Bond Fund of America Fund (+11.11%). Strong manager performance from other areas of the market, including mortgages and emerging markets, also helped results. American Funds Mortgage Fund (+7.01%) and American Funds Emerging Markets Bond Fund (+8.07%) outperformed their respective market segments despite lagging the performance of the benchmark’s broader fixed income allocation.

JNL/American Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/American Funds Growth Allocation Fund

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	20.04%	1 Year	20.42%
5 Year	12.67	5 Year	N/A
Since Inception	10.59	Since Inception	12.73
‡Inception date April 30, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Moderate Growth Allocation Fund

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	17.32%	1 Year	17.67%
5 Year	10.53	5 Year	N/A
Since Inception	8.71	Since Inception	10.52
‡Inception date April 30, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/DFA Funds of Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of Dimensional Fund Advisors (“DFA”) Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (collectively, “DFA Fund Groups”). The Schedules of Investments and Financial Statements for the Underlying Funds are available on the SEC’s website at www.sec.gov.

JNL/DFA Growth Allocation Fund

Composition as of December 31, 2020:
Domestic Equity	46.0%
Domestic Fixed Income	18.9
International Equity	17.1
Emerging Markets Equity	13.0
Alternative	5.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DFA Growth Allocation Fund underperformed its primary benchmark by posting a return of 10.59% for Class A shares compared to 13.51% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 15.01% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund underperformed its primary benchmark owing to underperformance across equity and fixed income sleeves owing to an underlying bias toward value oriented stocks and shorter durations within fixed income. DFA Large Cap Value Fund (-0.61%) and DFA US Targeted Value Fund (+3.77%) were the biggest detractors within domestic equities. Internationally, JNL/DFA International Core Equity Fund (+7.35%) underperformed while the Fund’s emerging market holdings in DFA Emerging Markets Fund (+13.89%) and DFA Emerging Markets Small Cap Fund (+13.80%) lagged their respective market segments but outperformed broader equity markets. Real estate holdings in DFA Real Estate Securities Fund (-5.04%) and DFA International Real Estate Securities Fund (-9.02%) were also detractors from relative performance in the year.

Within fixed income, a core position in DFA Investment Grade Fund (+9.19%) and DFA Intermediate-Term Extended Quality Fund (+10.26%) contributed positively to relative performance but was offset by underperformance from DFA Short-Term Extended Quality Fund (+2.24%).

JNL/DFA Moderate Growth Allocation Fund

Composition as of December 31, 2020:
Domestic Fixed Income	38.3%
Domestic Equity	35.9
International Equity	12.9
Emerging Markets Equity	9.1
Alternative	3.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DFA Moderate Growth Allocation Fund underperformed its primary benchmark by posting a return of 10.15% for Class A shares compared to 12.82% for the Morningstar Moderate Target Risk Index. The Fund underperformed its blended benchmark return of 13.49% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. The equity and fixed income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund underperformed its primary benchmark owing to underperformance across equity and fixed income sleeves owing to an underlying bias toward value oriented stocks and shorter durations within fixed income. DFA Large Cap Value Fund (-0.61%) and DFA U.S. Targeted Value Fund (+3.77%) were the biggest detractors within domestic equities. Internationally, JNL/DFA International Core Equity Fund (+7.35%) underperformed while emerging market holdings in DFA Emerging Markets Fund (+13.89%) and DFA Emerging Markets Small Cap Fund (+13.80%) lagged their respective market segments but outperformed broader equity markets. Real estate holdings in DFA Real Estate Securities Fund (-5.04%) and DFA International Real Estate Securities Fund (-9.02%) were also detractors from relative performance in the year.

Within fixed income, a core position in DFA Investment Grade Fund (+9.19%) and DFA Intermediate-Term Extended Quality Fund (+10.26%) contributed positively to relative performance but were offset by underperformance from DFA Short-Term Extended Quality Fund (+2.24%) and DFA Short Duration Real Return Fund (+2.75%) which both lagged the broader market significantly.

JNL/DFA Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/DFA Growth Allocation Fund

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	10.59%	1 Year	10.92%
Since Inception	8.41	Since Inception	7.66
‡Inception date April 24, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/DFA Moderate Growth Allocation Fund

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	10.15%	1 Year	10.54%
Since Inception	7.77	Since Inception	7.40
‡Inception date April 24, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

The JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund and JNL/Goldman Sachs Managed Aggressive Growth Fund (collectively “JNL/Goldman Sachs Funds”). Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/Goldman Sachs 4 Fund

Composition as of December 31, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs 4 Fund underperformed its primary benchmark by posting a return of 4.52% for Class A shares compared to 18.40% for the S&P 500 Index. The Fund outperformed its other benchmark return of 1.36% for the S&P 500 Value Index.

The investment objective of the Fund is capital appreciation.

The Fund seeks to achieve its objective by investing approximately equal allocations in the following Underlying Funds: JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund and JNL/Goldman Sachs Total Yield Fund. The Underlying Funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

The Fund underperformed its primary benchmark in 2020 as three out of the four of its underlying component Funds underperformed the benchmark. JNL/Goldman Sachs Dividend Income & Growth Fund (-3.28%), JNL/Goldman Sachs Intrinsic Value Fund (+0.98%) and JNL/Goldman Sachs Total Yield Fund (+2.70%) were significant laggards as value oriented stocks trailed the market for much of the year. The Funds also suffered from poor stock selection in consumer discretionary as holdings in the retail industry were particularly challenged during the year. JNL/Goldman Sachs Competitive Advantage Fund (+19.30%) outperformed the Index owing to less of an emphasis on value style metrics. Holdings in information technology and an underweight to financials and energy were contributors for the year.

JNL/Goldman Sachs Managed Aggressive Growth Fund

Composition as of December 31, 2020:
Domestic Equity	63.0%
International Equity	13.2
Global Equity	9.1
Domestic Fixed Income	5.7
Emerging Markets Equity	5.1
Alternative	2.9
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Managed Aggressive Growth Fund outperformed its primary benchmark by posting a return of 20.10% for Class A shares compared to 13.26% for the Morningstar Aggressive Target Risk Index. The Fund outperformed its blended benchmark return of 14.93% for the 65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net).

The investment objective of the Fund is capital growth.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market securities.

During 2020, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and fund selection changes in the JNL/Goldman Sachs Managed Aggressive Growth Fund.

After observing the end of global expansion due to the COVID-19 (“COVID”) pandemic, GSAM rebalanced the Fund to more neutral weights between equity and fixed income exposures in April. Both international developed and U.S. mid cap value equity funds were trimmed to enhance exposure to fixed income funds. We felt that the rapid spread of COVID sent Europe into a recession, sharply reducing corporate earnings expectations. Fixed income changes included enhancing allocations to intermediate core fixed income funds.

In June, due to the powerful monetary and fiscal policy responses along with declining COVID inflection rates, GSAM shifted its target allocations by increasing positions in international developed and U.S. large cap equity funds at the expense of intermediate core fixed income funds.

In September, GSAM further increased allocations to international developed equity funds at the expense of short-term fixed income funds. The Fund remained biased to U.S. large cap equity funds. More specifically, the Fund reduced the overweight bias to large cap growth funds in order to increase exposure to large cap value funds, recognizing that the reopening and recovery of the U.S. economy appears to be proceeding earlier and stronger than anticipated.

For the year, the Fund outperformed both the benchmark and its blended benchmarks. The top five contributors to performance were JNL/T. Rowe Price Established Growth Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/WCM Focused International Equity Fund, JNL/ClearBridge Large Cap Growth Fund and JNL/Invesco Global Growth Fund. The top five detractors to performance were JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/MFS Mid Cap Value Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund and JNL/T. Rowe Price Short-Term Bond Fund.

JNL/Goldman Sachs Managed Conservative Fund

Composition as of December 31, 2020:
Domestic Fixed Income	66.8%
Domestic Equity	15.1
Global Fixed Income	6.0
International Equity	4.1
Emerging Markets Fixed Income	4.0
Alternative	3.0
Global Equity	1.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Managed Conservative Fund underperformed its primary benchmark by posting a return of 8.79% for Class A shares compared to 9.75% for the Morningstar Conservative Target Risk Index. The Fund underperformed its blended benchmark return of 9.62% for the 80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net).

The investment objective for the Fund is to seek current income. Capital growth is a secondary objective.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

During 2020, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and Fund selection changes for the Fund.

After observing the end of global expansion due to the COVID-19 (“COVID”) pandemic, GSAM rebalanced the Fund to more neutral weights between equity and fixed income exposures in April. Both international developed and U.S. large cap value equity funds were trimmed to enhance exposures to fixed income funds. We felt that the rapid spread of COVID sent Europe into a

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

recession, sharply reducing corporate earnings expectations. Fixed income changes included enhancing allocations to emerging markets debt and intermediate and short-term high quality fixed income funds while reducing exposures to global and floating rate fixed income funds.

In June, due to the powerful monetary and fiscal policy responses along with declining COVID inflection rates, GSAM shifted its target allocations by increasing positions in international developed and U.S. large cap growth equity funds at the expense of short duration fixed income funds.

In September, GSAM further increased allocations to international developed equity funds at the expense of short-term fixed income funds. The Fund remained biased to U.S. large cap equity funds. More specifically, the Fund reduced the overweight bias to large cap growth funds in order to increase exposure to large cap value funds, recognizing that the reopening and recovery of the U.S. economy appears to be proceeding earlier and stronger than anticipated. Within fixed income, GSAM reduced positions in short-term fixed income funds to increase allocations in intermediate core fixed income funds and an investment grade corporate bond fund.

For the year, the Fund underperformed both its benchmark and its blended benchmarks. The top five contributors to performance were JNL/PIMCO Investment Grade Credit Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/PPM America Total Return Fund, JNL/BlackRock Large Cap Select Growth Fund and JNL/JPMorgan MidCap Growth Fund The top five detractors to performance were JNL/Franklin Templeton Global Multi-Sector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Causeway International Value Select Fund, JNL/PPM America Floating Rate Income Fund and JNL/MFS Mid Cap Value Fund.

JNL/Goldman Sachs Managed Growth Fund

Composition as of December 31, 2020:
Domestic Equity	58.3%
Domestic Fixed Income	15.3
International Equity	10.2
Global Equity	8.2
Emerging Markets Equity	4.1
Alternative	2.9
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Managed Growth Fund outperformed its primary benchmark by posting a return of 18.71% for Class A shares compared to 13.51% for the Morningstar Moderately Aggressive Target Risk Index. The Fund outperformed its blended benchmark return of 14.59% for the 60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net).

The investment objective of the Fund is to seek capital growth. Current income is secondary objective.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% to Underlying Funds that invest primarily in money market securities.

During 2020, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and Fund selection changes in the Fund.

After observing the end of global expansion due to the COVID-19 (“COVID”) pandemic, GSAM rebalanced the Fund to more neutral weights between equity and fixed income exposures in April. Both international developed and U.S. mid cap value equity funds were trimmed to enhance exposure to fixed income funds. We felt that the rapid spread of COVID sent Europe into a recession, sharply reducing corporate earnings expectations. Fixed income changes included enhancing allocations to intermediate core fixed income funds.

In June, due to the powerful monetary and fiscal policy responses along with declining COVID inflection rates, GSAM shifted its target allocations by increasing positions in international developed and U.S. large cap value equity funds at the expense of intermediate core fixed income funds.

In September, GSAM further increased allocations to international developed equity funds at the expense of short-term fixed income funds. The Fund remained biased to U.S. large cap equity funds. More specifically, the Fund reduced the overweight bias to large cap growth funds in order to increase exposure to large cap value funds, recognizing that the reopening and recovery of the U.S. economy appears to be proceeding earlier and stronger than anticipated. Within fixed income, GSAM reduced positions in a short-term fixed income fund to increase allocations to an intermediate core fixed income fund.

For the year, the Fund outperformed both its benchmark and its blended benchmarks. The top five contributors to performance were JNL/T. Rowe Price Established Growth Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Invesco Global Growth Fund and JNL/WCM Focused International Equity Fund . The top five detractors to performance were JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/MFS Mid Cap Value Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Small Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund.

JNL/Goldman Sachs Managed Moderate Fund

Composition as of December 31, 2020:
Domestic Fixed Income	50.2%
Domestic Equity	30.5
International Equity	7.2
Alternative	3.0
Emerging Markets Fixed Income	3.0
Global Fixed Income	3.0
Emerging Markets Equity	2.1
Global Equity	1.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Managed Moderate Fund outperformed its primary benchmark by posting a return of 12.39% for Class A shares compared to 11.86% for the Morningstar Moderately Conservative Target Risk Index. The Fund outperformed its blended benchmark return of 11.51% for the 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net).

The investment objective of the Fund is current income and capital growth.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 25% to Underlying Funds that invest primarily in money market securities.

During 2020, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and Fund selection changes in the Fund.

After observing the end of global expansion due to the COVID-19 (“COVID”) pandemic, GSAM rebalanced the Fund to more neutral weights between equity and fixed income exposures in April. Both international developed and U.S. mid cap value equity funds were trimmed to enhance exposure to fixed income funds. We felt that the rapid spread of COVID sent Europe into a recession, sharply reducing corporate earnings expectations. Fixed income changes included enhancing allocations to emerging markets debt and intermediate and short-term investment grade fixed income funds while reducing exposures to a global fixed income fund.

In June, due to the powerful monetary and fiscal policy responses along with declining COVID inflection rates, GSAM shifted its target allocations by increasing positions in international developed and U.S. large cap

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

growth equity funds at the expense of short duration fixed income funds.

In September, GSAM further increased allocations to international developed equity funds at the expense of short-term fixed income funds. The Fund remained biased to U.S. large cap equity funds. More specifically, the Fund reduced the overweight bias to large cap growth funds in order to increase exposure to large cap value funds, recognizing that the reopening and recovery of the U.S. economy appears to be proceeding earlier and stronger than anticipated. Within fixed income, GSAM reduced positions in short-term fixed income funds to increase allocations in intermediate core fixed income funds and an investment grade corporate bond fund.

For the year, the Fund outperformed both its benchmark and its blended benchmarks. The top five contributors to performance were JNL/T. Rowe Price Established Growth Fund, JNL/WCM Focused International Equity Fund, JNL/T. Rowe Price Value Fund, JNL/BlackRock Large Cap Select Growth Fund and JNL/ClearBridge Large Cap Growth Fund. The top five detractors to performance were JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Franklin Templeton Global Multi-Sector Bond Fund, JNL/Causeway International Value Select Fund, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/MFS Mid Cap Value Fund.

JNL/Goldman Sachs Managed Moderate Growth Fund

Composition as of December 31, 2020:
Domestic Equity	44.1%
Domestic Fixed Income	32.9
International Equity	9.3
Global Equity	4.6
Emerging Markets Equity	3.1
Alternative	3.0
Emerging Markets Fixed Income	2.0
Global Fixed Income	1.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Managed Moderate Growth Fund outperformed its primary benchmark by posting a return of 15.55% for Class A shares compared to 12.82% for the Morningstar Moderate Target Risk Index. The Fund outperformed its blended benchmark return of 13.17% for the 45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net).

The investment objective of the Fund is capital growth and current income.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

During 2020, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and Fund selection changes in the Fund.

After observing the end of global expansion due to the COVID-19 (“COVID”) pandemic, GSAM rebalanced the Fund to more neutral weights between equity and fixed income exposures in April. Both international developed and U.S. mid cap value equity funds were trimmed to enhance exposure to fixed income funds. We felt that the rapid spread of COVID sent Europe into a recession, sharply reducing corporate earnings expectations. Underlying fixed income changes included enhancing allocations to intermediate core fixed income funds while eliminating exposure to a global fixed income fund.

In June, due to the powerful monetary and fiscal policy responses along with declining COVID inflection rates, GSAM shifted its target allocations by increasing positions in international developed and U.S. large cap growth equity funds at the expense of short duration and strategic income focused fixed income funds.

In September, GSAM further increased allocations to international developed equity funds at the expense of short-term fixed income funds. The Fund remained bias to U.S. large cap equity funds. More specifically, we reduced the overweight bias to large cap growth funds in order to increase exposure to large cap value funds, recognizing that the reopening and recovery of the U.S. economy appears to be proceeding earlier and stronger than anticipated. Within fixed income, GSAM reduced positions in short-term fixed income funds to increase allocations in a government and higher quality bond fund.

For the year, the Fund outperformed both its benchmark and its blended benchmarks. The top five contributors to performance were JNL/T. Rowe Price Established Growth Fund, JNL/WCM Focused International Equity Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/T. Rowe Price Value Fund and JNL/BlackRock Large Cap Select Growth Fund. The top five detractors to performance were JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/MFS Mid Cap Value Fund, JNL/Franklin Templeton Global Multi-Sector Bond Fund and JNL/Invesco Global Real Estate Fund.

JNL/Goldman Sachs 4 Fund

Average Annual Total Returns
Class A		Class I†
1 Year	4.52%	1 Year	4.86%
5 Year	9.28	5 Year	N/A
10 Year	11.58	10 Year	N/A
Since Inception	N/A	Since Inception	9.75
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/Goldman Sachs Managed Aggressive Growth Fund

††65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	20.10%	1 Year	20.45%
5 Year	13.16	5 Year	N/A
10 Year	10.59	10 Year	N/A
Since Inception	N/A	Since Inception	13.62
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Managed Conservative Fund

††80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	8.79%	1 Year	9.10%
5 Year	5.78	5 Year	N/A
10 Year	4.65	10 Year	N/A
Since Inception	N/A	Since Inception	5.81
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Managed Growth Fund

††60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	18.71%	1 Year	19.04%
5 Year	12.24	5 Year	N/A
10 Year	9.90	10 Year	N/A
Since Inception	N/A	Since Inception	12.67
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/Goldman Sachs Managed Moderate Fund

††60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	12.39%	1 Year	12.71%
5 Year	7.90	5 Year	N/A
10 Year	6.38	10 Year	N/A
Since Inception	N/A	Since Inception	8.09
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Managed Moderate Growth Fund

††45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	15.55%	1 Year	15.89%
5 Year	9.92	5 Year	N/A
10 Year	8.02	10 Year	N/A
Since Inception	N/A	Since Inception	10.16
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Mellon Index 5 Fund

††20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	12.35%	1 Year	12.74%
5 Year	10.16	5 Year	N/A
10 Year	8.80	10 Year	N/A
Since Inception	N/A	Since Inception	9.33
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Domestic Equity	60.3%
International Equity	20.1
Domestic Fixed Income	19.6
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Index 5 Fund underperformed its primary benchmark by posting a return of 12.35% for Class A shares compared to 13.51% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 12.68% for the 20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is capital appreciation.

The Fund seeks to achieve its objective by investing in approximately equal allocations in the following Underlying Funds: JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund and JNL/Mellon Bond Index Fund. The Underlying Funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

The Fund modestly underperformed its blended benchmark during the year. Moderate tracking error and underlying fees led to mixed performance from the underlying Funds relative to their respective benchmarks. JNL/Mellon International Index Fund (+7.70%, 12 basis points (“bps”) of underperformance), JNL/Mellon Small Cap Index Fund (+10.81%, 48 bps underperformance), JNL/Mellon Bond Index Fund (+7.05%, 46 bps of underperformance), JNL/Mellon S&P 400 MidCap Index Fund (+12.99%, 67 bps underperformance), and JNL/Mellon S&P 500 Index Fund (+17.74%, 62 bps underperformance) trailed the benchmark.

JNL/Vanguard Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of Vanguard index mutual funds. The Schedules of Investments and Financial Statements for the Underlying Funds are available on the SEC’s website at www.sec.gov.

JNL/Vanguard Global Bond Market Index Fund

Composition as of December 31, 2020:
Domestic Fixed Income	50.0%
International Fixed Income	50.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard Global Bond Market Index Fund underperformed its primary benchmark by posting a return of 5.59% for Class A shares compared to 6.01% for the Bloomberg Barclays Global Aggregate Float - Adjusted Index. The Fund underperformed its blended benchmark return of 6.24% for the 50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index. Fund performance tends to differ from that of its benchmark due primarily to the Fund’s operating and management expenses.

The investment objective of the Fund is to seek a balance between current income and growth of capital. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the Institutional Class of the following Underlying Funds: Vanguard Total International Bond Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Mortgage-Backed Securities Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund.

The Fund is constructed of underlying Vanguard index mutual funds and is designed to passively track the performance and risk of its blended benchmark. As such, we expect the Fund’s performance and risk to closely mirror that of the blended benchmark index.

JNL/Vanguard International Stock Market Index Fund

Composition as of December 31, 2020:
International Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard International Stock Market Index Fund underperformed its primary benchmark by posting a return of 10.80% for Class A shares compared to 11.54% for the FTSE Global All Cap Ex-US Index. Fund performance tends to differ from that of its benchmark due primarily to the Fund’s operating and management expenses.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds: Vanguard Developed Markets Index Fund Institutional Plus Shares, Vanguard FTSE All-World ex-US Index Fund Admiral Shares, Vanguard European Stock Index Fund Institutional Shares, Vanguard Pacific Stock Index Fund Institutional Shares, Vanguard Emerging Markets Stock Index Fund Institutional Shares, Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional Shares and Vanguard Total International Stock Index Fund Institutional Shares.

The Fund is constructed of underlying Vanguard index mutual funds and is designed to passively track the performance and risk of the FTSE Global All Cap ex-US Index. As such, we expect the Fund’s performance and risk to closely mirror that of the blended benchmark index.

JNL/Vanguard U.S. Stock Market Index Fund

Composition as of December 31, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard U.S. Stock Market Index Fund underperformed its primary benchmark by posting a return of 20.18% for Class A shares compared to 20.99% for the CRSP U.S. Total Market Index. Fund performance tends to differ from that of its benchmark due primarily to the Fund’s operating and management expenses.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the Institutional Class of the following Underlying Funds: Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large Cap Index Fund, Vanguard Total Stock Market Index Fund, Vanguard Small-Cap Index Fund and Vanguard Mid-Cap Index Fund.

The Fund is constructed of underlying Vanguard index mutual funds and is designed to passively track the performance and risk of the CRSP U.S. Total Market Index. As such, we expect the Fund’s performance and risk to closely mirror that of the blended benchmark index.

JNL/Vanguard Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Global Bond Market Index Fund

††50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	5.59%	1 Year	5.82%
Since Inception	4.42	Since Inception	4.76
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard International Stock Market Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	10.80%	1 Year	11.20%
Since Inception	5.47	Since Inception	5.76
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard U.S. Stock Market Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	20.18%	1 Year	20.63%
Since Inception	14.98	Since Inception	15.38
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL iShares Tactical Funds Jackson National Asset Management, LLC (Unaudited)

JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund and JNL iShares Tactical Growth Fund (collectively “JNL iShares Tactical Funds”) seek to achieve their investment objectives by investing in a diversified group of underlying exchange traded funds (“ETFs”). Each JNL iShares Tactical Fund’s asset allocation is determined by the Funds’ Adviser through a proprietary asset allocation model. The Funds’ Sub Adviser, Mellon Capital Management Corporation, executes transactions in the underlying ETFs to closely replicate the allocation determined by the Adviser.

All three Funds underperformed their benchmarks mainly due to results from fixed income. More conservative fixed income positioning suffered from illiquidity during the spring market shock and then lagged during the subsequent rally as fiscal and monetary support led to narrowing credit spreads in riskier sectors. Sector and thematic equity positions aided performance but were somewhat offset by exposure to value and defensive oriented equities which lagged as the market recovered.

The most significant changes to the Funds involved reducing risk and increasing underlying quality throughout the year. In March, the iShares U.S. Financial Services ETF Fund was sold while positions in the iShares Edge MSCI USA Quality Factor Fund and iShares Edge MSCI International Quality ETF Fund were increased. In May, positions in the iShares Intermediate-Term Corporate Bond Fund and iShares 20+ Year Treasury Bond ETFs Funds were initiated. Quality continued to be emphasized throughout the year until December when trades were made to add cyclicality to the Funds. New positions in the iShares Cohen & Steers REIT Fund and iShares S&P Small-Cap 600 Value ETFs Funds were funded by trimming the quality focused holdings. The iShares 20+ Year Treasury Bond ETF Fund was sold in December to add to high-yield bonds and increase inflation protected holdings.

JNL iShares Tactical Growth Fund

Composition as of December 31, 2020:
Domestic Equity	41.8%
Domestic Fixed Income	13.8
Global Equity	11.9
International Equity	10.3
Emerging Markets Equity	9.5
Alternative	2.3
Emerging Markets Fixed Income	1.2
Securities Lending Collateral	9.1
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL iShares Tactical Growth Fund underperformed its primary benchmark by posting a return of 12.28% for Class A shares compared to 13.51% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 15.01% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s investment objective is to seek long-term growth of capital through investment in ETFs. Under normal market conditions, the Fund allocates approximately 60% to 100% (with a target allocation of 80%) of its assets to underlying ETFs that invest primarily in equity securities and 0% to 40% (with a target allocation of 20%) of its assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) to underlying ETFs that invest primarily in alternative assets and strategies.

JNL iShares Tactical Moderate Fund

Composition as of December 31, 2020:
Domestic Fixed Income	47.4%
Domestic Equity	22.0
Global Equity	6.6
International Equity	6.3
Emerging Markets Equity	4.5
Emerging Markets Fixed Income	3.2
Alternative	0.9
Securities Lending Collateral	9.0
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL iShares Tactical Moderate Fund underperformed its primary benchmark by posting a return of 8.68% for Class A shares compared to 11.86% for the Morningstar Moderately Conservative Target Risk Index. The Fund underperformed its blended benchmark return of 11.73% for the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s investment objective is to seek long-term growth of capital through investment in ETFs. Under normal market conditions, the Fund allocates approximately 20% to 60% (with a target allocation of 40%) of its assets to underlying ETFs that invest primarily in equity securities and 40% to 80% (with a target allocation of 60%) to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) to underlying ETFs that invest primarily in alternative assets and strategies.

JNL iShares Tactical Moderate Growth Fund

Composition as of December 31, 2020:
Domestic Equity	31.8%
Domestic Fixed Income	31.1
Global Equity	10.4
International Equity	8.9
Emerging Markets Equity	6.9
Emerging Markets Fixed Income	1.8
Alternative	1.4
Securities Lending Collateral	7.3
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL iShares Tactical Moderate Growth Fund underperformed its primary benchmark by posting a return of 11.15% for Class A shares compared to 12.82% for the Morningstar Moderate Target Risk Index. The Fund underperformed its blended benchmark return of 13.49% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s investment objective is to seek long-term growth of capital through investment in ETFs. Under normal market conditions, the Fund allocates approximately 40% to 80% (with a target allocation of 60%) of its assets to underlying ETFs that invest primarily in equity securities and 20% to 60% (with a target allocation of 40%) to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) to underlying ETFs that invest primarily in alternative assets and strategies.

JNL iShares Tactical Funds Jackson National Asset Management, LLC (Unaudited)

JNL iShares Tactical Growth Fund

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	12.28%	1 Year	12.60%
5 Year	9.95	5 Year	N/A
Since Inception	8.78	Since Inception	9.09
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL iShares Tactical Moderate Fund

††40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	8.68%	1 Year	8.98%
5 Year	6.72	5 Year	N/A
Since Inception	5.47	Since Inception	6.54
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL iShares Tactical Moderate Growth Fund

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	11.15%	1 Year	11.42%
5 Year	8.55	5 Year	N/A
Since Inception	7.41	Since Inception	8.04
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

Changes to JNL/Vanguard ETF Allocation Funds were made in March (twice), June, and November. The March trades came amid heightened levels of market volatility and were aimed primarily at keeping asset class allocations close to long-term strategic targets. A new position was initiated in the Vanguard Dividend Appreciation ETF as a replacement for the Vanguard Value ETF to emphasize defensive and higher quality equities and lessen exposure to volatile sectors such as energy and financials. Other adjustments involved adding to small- and mid-cap holdings in the U.S. while trimming some international developed market exposure. The most significant change in fixed income was the addition of a new position in the Vanguard Short Term Corporate Bond ETF funded by trims to emerging market debt and U.S. government bond allocations.

The Funds were rebalanced again in June and November to bring allocations back in line with targets amid rapid shifts in market leadership. Only minor changes were made to the underlying holdings as they were well balanced between growth and economically sensitive cyclical exposure among equities and yield versus credit and interest rate risk on the fixed income side.

JNL/Vanguard Growth ETF Allocation Fund

Composition as of December 31, 2020:
Domestic Equity	42.1%
International Equity	14.5
Domestic Fixed Income	13.1
Emerging Markets Equity	10.6
Alternative	3.4
Emerging Markets Fixed Income	1.5
Securities Lending Collateral	14.6
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard Growth ETF Allocation Fund outperformed its primary benchmark by posting a return of 13.65% for Class A shares compared to 13.51% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 15.01% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective for JNL/Vanguard Growth ETF Allocation Fund is to seek long-term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 70% to 90% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 10% to 30% of the Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

The Fund outperformed its primary benchmark as strong relative performance in U.S. equities offset weak results from the smaller fixed income sleeve. The Vanguard Growth ETF Fund (+40.22%) powered the impressive results within equities. Other notable contributors were the Vanguard Total Stock Market Fund (+21.03%), Vanguard Small-Cap Fund (+19.16%) and Vanguard Mid-Cap Fund (+18.06%) ETFs, all driven by Vanguard’s reliance on Center for Research in Security Prices indexes. International equities performed roughly in line with the benchmark but underperformed the U.S. on an absolute basis. Relatively small allocations to real estate were the only noteworthy laggards as the Vanguard Real Estate Fund (-4.68%) and Vanguard Global ex-US Real Estate Fund (-7.21%) ETFs delivered losses for the year.

The primary detractor within fixed income was a core position in the Vanguard Mortgage-Backed Securities ETF Fund (+3.76%). That position offered decent yield for modest credit and interest rate risk but lagged the broader bond market significantly as first interest rate sensitive then credit rallied strongly following the March downturn. The absence of a high-yield option and lackluster results from emerging markets also weighed on fixed income returns.

JNL/Vanguard Moderate ETF Allocation Fund

Composition as of December 31, 2020:
Domestic Fixed Income	47.5%
Domestic Equity	24.5
International Equity	8.4
Emerging Markets Equity	5.2
Emerging Markets Fixed Income	4.0
Alternative	1.6
Securities Lending Collateral	8.5
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard Moderate ETF Allocation Fund underperformed its primary benchmark by posting a return of 9.65% for Class A shares compared to 11.86% for the Morningstar Moderately Conservative Target Risk Index. The Fund underperformed its blended benchmark return of 11.73% for the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index.

The investment objective for JNL/Vanguard Moderate ETF Allocation Fund is to seek long-term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 30% to 50% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 50% to 70% of the Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

The Fund underperformed its primary benchmark as weak results in the larger fixed income sleeve offset strong relative performance in U.S. equities. The primary detractor within fixed income was a core position in Vanguard Mortgage Backed Securities ETF Fund (+3.76%). That position offered decent yield for modest credit and interest rate risk but lagged the broader bond market significantly as first interest rate sensitive then credit rallied strongly following the March downturn. The absence of a high-yield option and lackluster results from emerging markets also weighed on fixed income returns.

Vanguard Growth ETF Fund (+40.22%) powered the impressive results within U.S. equities. Other notable contributors were Vanguard Total Stock Market Fund (+21.03%), Vanguard Small-Cap Fund (+19.16%) and Vanguard Mid-Cap Fund (+18.06%) ETFs, all driven by Vanguard’s reliance on Center for Research in Security Prices indexes. International equities performed roughly in line with the benchmark but underperformed the U.S. on an absolute basis. Relatively small allocations to real estate were the noteworthy laggards as Vanguard Real Estate Fund (-4.68%) and Vanguard Global ex-US Real Estate Fund (-7.21%) ETFs delivered losses for the year.

JNL/Vanguard Moderate Growth ETF Allocation Fund

Composition as of December 31, 2020:
Domestic Equity	32.6%
Domestic Fixed Income	28.2
International Equity	11.2
Emerging Markets Equity	8.1
Emerging Markets Fixed Income	3.2
Alternative	2.7
Securities Lending Collateral	13.5
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Vanguard Moderate Growth ETF Allocation Fund underperformed its primary benchmark by posting a return of 11.66% for Class A shares compared to 12.82% for the Morningstar Moderate Target Risk Index. The Fund underperformed its blended benchmark return of 13.49% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index.

The investment objective for JNL/Vanguard Moderate Growth ETF Allocation Fund is to

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

seek long-term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 50% to 70% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 30% to 50% of the Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

The Fund modestly underperformed its primary benchmark overall as weak results in fixed income offset strong relative performance in U.S. equities. The primary detractor within fixed income was a core position in the Vanguard Mortgage-Backed Securities ETF Fund (+3.76%). That position offered decent yield for modest credit and interest rate risk but lagged the broader bond market significantly as first interest rate sensitive then credit rallied strongly following the March downturn. The absence of a high-yield option and lackluster results from emerging markets also weighed on fixed income returns.

The Vanguard Growth ETF Fund (+40.22%) powered the impressive results within U.S. equities. Other notable contributors were the Vanguard Total Stock Market Fund (+21.03%), Vanguard Small-Cap Fund (+19.16%) and Vanguard Mid-Cap Fund (+18.06%) ETFs, all driven by Vanguard’s reliance on Center for Research in Security Prices indexes. International equities performed roughly in line with the benchmark but underperformed the U.S. on an absolute basis. Relatively small allocations to real estate were the noteworthy laggards as the Vanguard Real Estate Fund (-4.68%) and Vanguard Global ex-US Real Estate Fund (-7.21%) ETFs delivered losses for the year.

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Growth ETF Allocation Fund

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	13.65%	1 Year	14.10%
Since Inception	9.59	Since Inception	10.06
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Moderate ETF Allocation Fund

††40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	9.65%	1 Year	10.08%
Since Inception	6.78	Since Inception	7.22
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Moderate Growth ETF Allocation Fund

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	11.66%	1 Year	12.05%
Since Inception	8.18	Since Inception	8.64
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Alternative Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	7.58%	1 Year	7.91%
5 Year	4.06	5 Year	N/A
Since Inception	2.76	Since Inception	4.42
‡Inception date April 27, 2015
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Non-U.S. Government Agency ABS	14.6%
Financials	13.1
Information Technology	10.7
Health Care	8.3
Communication Services	7.8
Government Securities	6.5
Industrials	6.3
Consumer Discretionary	6.1
U.S. Government Agency MBS	4.0
Energy	3.8
Consumer Staples	3.0
Other Equity Interests	1.2
Materials	1.2
Utilities	0.6
Real Estate	0.6
Warrants	0.2
Rights	-
Investment Companies	(3.0)
Other Short Term Investments	14.9
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL Multi-Manager Alternative Fund outperformed its primary benchmark by posting a return of 7.58% for Class A shares compared to 3.19% for the Wilshire Liquid Alternative Index.

JNL Multi-Manager Alternative Fund seeks to achieve its investment objective by allocating among a variety of alternative strategies managed by unaffiliated investments managers (“Sub-Advisers”). Each of the Sub-Advisers may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s alternatives investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser.

The Fund significantly outperformed due to strong underlying manager results. All underlying strategies except for DoubleLine Opportunistic Income outperformed the broad alternative benchmark. The Lazard Convertibles Plus (+12.96%), FPA Contrarian Value (+11.11%), Boston Partners Emerging Markets Long Short (+11.02%), and Westchester Merger Arbitrage (+8.36%) strategies were the top performers as the first three benefitted from sizeable net equity exposures amid the market recovery while Westchester benefitted from heightened merger and acquisition activity boosted by special purpose acquisition companies.

BlueBay Asset Management LLP (“BlueBay”)

For the period January 1, 2020 through April 26, 2020, BlueBay was a Sub-Adviser of the Fund. Effective April 27, 2020, BlueBay was removed as a Sub-Adviser to the Fund.

While we came into the start of the year with a relatively constructive outlook on both the wider economy and, indeed, the consumer, we were quick to de-risk the strategy as the scale of the impact of COVID-19 (“COVID”) became apparent.

The strategy’s lower level of positioning in the more cyclical sectors of the market helped shelter the strategy relative to the wider market, to some degree. The overall allocation to cyclical sectors was a modest contributor to returns as security selection within retail and technology and electronics more than offset the drag from leisure, basic industry and capital goods.

A preference for more defensive industries, such as health care, media and telecoms, was a key driver of outperformance relative to the wider reference markets over the period. The other notable positive driver to returns was the nimble approach to overall strategy hedging, with the dynamic use of high-yield (“HY”) credit default swap index to alter the beta of the strategy to reflect market sentiment in a timely and cost efficient manner.

The main drag to performance was the allocation to energy, though the positioning in the sector was meaningfully reduced over March which helped limit losses. For comparison over the same period, U.S. HY energy recorded a near -16.6% return within the ICE Bank of America Merrill Lynch U.S. High Yield Index.

The other underperformer was the allocation to aircraft leasing companies with financials. The names held in the strategy were adversely affected by the fall in global air travel precipitated by COVID restrictions.

Boston Partners Global Investors, Inc (“Boston Partners”)

For the Fund’s allocation to equity long/short strategies, Boston Partners pursues a multi-faceted strategy that invests in a long-short portfolio of equity securities and financial investments with equity like characteristics designed to provide exposure to emerging markets. At December 31, 2020, the Fund’s allocation to this strategy was 12.40%.

During 2020 the sleeve had an average net exposure of 53%; the long strategy returned 19.29%; and the short strategy returned 25.74%. The long strategy’s outperformance was led by positioning in South Korea and materials. Top contributors in Korea were overweight positions in SK Hynix Inc. and Samsung Electronics Co Ltd. Both stocks are doing well as dynamic random access memory (“DRAM”) pricing improves. Industry Capital expenditure has shrunk in DRAM for two years in a row, which should continue to help pricing next year. Overweight positions in Gold Fields Limited, Yamana Gold Inc. and Barrick Gold Corporation aided relative performance in materials as shares benefitted from massive monetary expansion.

The long positioning in China and Hong Kong, Taiwan and Singapore detracted from performance. The sleeve’s overweight position in Wynn Macau, Limited casinos traded lower due to COVID-19. Not owning expensive e-commerce benchmark positions also detracted

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

from relative performance in China. Information technology positioning in Taiwan detracted from performance led by overweight Wiwynn Corporation, which traded lower following reports of increased competition to its server business.

The sleeve’s short strategy appreciated more than the benchmark, thus detracting from relative performance. Short position in China and Hong Kong were the biggest detractors. Many expensive shorts rallied as the market bottomed during the first quarter. Large detractors include short positions in GOME Retail Holdings Limited and Meituan.

At year end, the benchmark net traded at 15 times 2021 earnings consensus. The sleeve’s long strategy traded at 14.2 times. The sleeve, with these superior valuation characteristics, exceeded its performance objective during the year. Over time, we expect our long strategy and short strategy to converge, as mid cap and small cap stocks with attractive characteristics (value to momentum to quality) rerate upwards; and stocks with poor characteristics disappoint the high expectations embedded in their share prices. As always, the strategy remains well positioned with attractive valuations, solid fundamentals, and identifiable catalysts.

DoubleLine Capital LP (“DoubleLine”)

For the Fund’s allocation to the relative strategy, DoubleLine invests in a portfolio of debt instruments to provide additional long-term total return. At December 31, 2020, the Fund’s allocation to this strategy was 16.90%.

The emergence of COVID-19 and the subsequent lockdowns it caused throughout the world all but halted economic activity during the first quarter of 2020. As global economies locked down, investors fled risk assets in search of safety, causing U.S. Treasury yields to fall sharply, credit spreads to widen significantly, and central banks to take swift policy action to aid the economic recovery. While the injection of monetary and fiscal support into many global economies led to a strong recovery in the price of risk assets during the second half of the year, many sectors still finished the year with spreads at wider levels than they started it with. The largest contributor to performance within the Fund was non-agency residential mortgage backed securities, which experienced declines in delinquency rates and forbearance activity over the second half of the year from their pandemic highs. Agency mortgage backed securities also exhibited strong performance, as the sector’s longer duration inverse interest only and inverse floater investments benefitted from the steep decline in rates in the first quarter. While collateralized loan obligations, emerging market debt, and bank loans did not make up large portions of the Fund over the quarter, they were still accretive to performance as these spreads tightened from their pandemic wides on better than expected corporate earnings. Non-agency commercial mortgage-backed securities and asset-backed securities were the only sectors of the Fund to detract from performance as office space, hospitality, retail, and air transport were among the hardest hit economic sectors of the pandemic.

First Pacific Advisors, LP (“First Pacific”)

For the Fund’s allocation to the contrarian value equity long/short strategy, First Pacific invests in common and preferred stocks, convertible securities and corporate, high-yield and government debt. At December 31, 2020, the Fund’s allocation to this strategy was 11.52%.

The Strategy gained approximately 11.11% (net) for the full year 2020. The top five contributors among the strategy’s equity holdings for the trailing twelve months, were long positions in Alphabet Inc., Broadcom Corporation, Naspers Ltd/Prosus N.V., Baidu, Inc., and Facebook, Inc., which contributed approximately 702 basis points (“bps”) on a gross of fees basis. Howmet Aerospace Inc., Wells Fargo & Company, Ally Financial Inc., NatWest Group PLC (formerly RBS), and Raytheon Technologies Corporation/Otis Worldwide Corporation/Carrier Global Corporation comprised the largest detractors and contributed -442 bps (gross) to performance for the trailing twelve months. It’s always good to take stock at the end of a calendar year, and no better time than now with 2020 delivering more than the usual share of surprises. At the end of 2019, no one predicted that the unemployment rate would hit its highest level since the Great Depression and most Americans would struggle financially; U.S. national debt would cross $27 trillion, an increase of almost $5 trillion; gross domestic product would shrink 3.5%; average wages would decline but household incomes would increase, thanks to government stimulus checks; yet the stock market would hit new highs, delivering a double digit rate of return. Personal income increased in 2020 despite a decline in wages in the U.S. The economy and, by extension, the securities markets have been supported by the friendliest financial conditions in U.S. history; including a negative real rate of interest, liberal fiscal policy, business subsidies, stimulus checks for many individuals and a ballooning U.S. Federal Reserve balance sheet used to buy treasuries, agencies, and now corporate bonds. It’s interesting to see how people find solace in different industries in which they have little understanding. The momentum based trading in many technology stocks today is no different and has led to a clear bifurcation in the market with a widening gulf between the haves and have nots. The valuation of many “haves” are too rich for our blood and we believe are less likely to deliver reasonable returns over time, despite many high quality businesses in the mix. The lower valuations of the “have nots” can often be justified by the secular challenges these businesses face. What was a bad year in March turned into an okay year by December, emphasizing how noisy short-term performance can be for long duration assets. From a valuation perspective, we think we have gas left in the tank to drive future performance, although more relatively than absolutely; i.e., the strategy is less expensive than the market but certainly not as cheap as it was in March. And, the strategy has approximately 25% in cash and equivalents that will allow us to capitalize on future opportunities. Although we do not like losing money, we can’t forget about making money. This balancing act between capital preservation and capital appreciation must always consider the environment in which we live: sovereign desire to inflate and the continued low interest rates and the negative real return on cash that brings. Given that setup, we will continue to focus on security selection, and we expect to run the strategy more invested even if that brings with it somewhat greater volatility. We will continue to pay closer attention to how things might unfold over time, rather than to emphasize any moment in time.

Lazard Asset Management LLC (“Lazard”)

For the Fund’s allocation to the relative value strategy, Lazard invests in preferred securities, equity and debt convertible securities, with the objective of current income, long-term capital appreciation. At December 31, 2020, the Fund’s allocation to this strategy was 12.71%.

2020 was a year defined by the rapid spread of COVID-19 (“COVID”), leading to government mandated lockdowns, halts in economic activity, and widespread social distancing. The strategy provided downside risk mitigation as markets sold off dramatically in March (and generated positive absolute returns from April through December), with the S&P 500 and the Russell 2000 indices declining 12% and 22% for the month, respectively. Performance in March was impacted by basis cheapening as long only investors, who represent approximately two of the three of the convertible securities marketplaces, made sales into the accelerated risk off environment. This represented

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

unrealized losses, from mark to market associated with the clearing price for these trades. The March 2020 drawdown created significant opportunity for valuation extraction, on a forward looking basis.

A by product of the March sell off was a surge in primary convertible issuance, as many non-traditional convertible issuers (cruise lines, airlines etc.) sought liquidity, with nearly $160 billion (calendar year record) of new paper coming to market in 2020. This dynamic also saw corporate transactions in the convertibles space increase substantially. Interest rates declined dramatically, (the U.S. 10-year Treasury reach an all time low of 51 basis points), which caused long funding to decline by more than 70%. Elevated equity volatility, a positive factor for hedged convertibles, also added to the multi-year cheapness within the hedged convertibles space. The Chicago Board Options Exchange's CBOE Volatility Index (“VIX”) reached a high of 80 in March and has traded between 20-40 throughout the rest of the year. To put this in perspective, the VIX traded between 12-20 for the previous five years.

Government stimulus, low interest rates, and positive news regarding a COVID vaccine supported equity markets (with notable selloffs in September and October) as the NASDAQ Composite Index, the S&P 500 Index, and the Dow Jones Industrial Average reached all time highs throughout the year.

Looking ahead to 2021, we believe financial markets will experience continued sustained levels of volatility. As such, we believe our strategy remains well hedged from an equity perspective. In addition to elevated levels of volatility, an active primary market, cheap secondary valuations, and low interest rates create an attractive backdrop for the hedged convertibles space, in the team’s view.

Loomis, Sayles & Company, L.P. (“Loomis”)

For the Fund’s allocation to the relative equity long/short strategies, Loomis invests in equity securities of all market capitalization. At December 31, 2020, the Fund’s allocation to Loomis was 15.21%.

The strategy posted positive returns during the year. Long positions in Amazon.com, Inc, Adyen B.V., The Boeing Company (“Boeing”), Facebook, Inc. and Visa Inc. (“Visa”) were the top contributors to performance. Short positions in airlines and a video communication company also contributed meaningfully to performance; however, the short sleeve overall detracted from performance. Stock selection in industrials, health care and communication services as well as our allocation to industrials and communication services contributed positively to relative performance. Stock selection in consumer discretionary and financials as well as our allocation to information technology and consumer discretionary detracted from relative performance. During the year, in the long sleeve we purchased salesforce.com, Inc., Visa and Boeing and we sold off our positions in The Coca-Cola Company, Danone and The Procter & Gamble Company. We also added to our existing long positions in American Beverage Co Ambev, Novartis AG and Schlumberger Holdings Corporation as near-term price weakness created more attractive reward to risk opportunities and we trimmed our existing long positions in Novo Nordisk A/S and Yum China Holdings, Inc. In the short sleeve we initiated five new positions and covered seven positions.

The strategy’s objective is to generate attractive long-term absolute positive returns regardless of market direction by capturing long and short alpha insights in a hedged vehicle to deliver equity like returns with below market beta and volatility. We continue to take a conservative long biased approach that retains cash proceeds from short sales which results in a typical net exposure range of 40-60%. As of December 31, 2020, the strategy’s net exposure is 54.9%.

We are an active manager with a long-term, private equity approach to investing. For long positions, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they sell at a significant discount to estimates of intrinsic value. Shorting will be done only when secular and/or opportunistic shorts are presented. We look to short the stock of those companies with structurally deficient business models when the market price is well above intrinsic value and/or of companies where the market price embeds high expectations relative to long-term intrinsic value. As a substitute for short investments, we may utilize market hedging strategies.

Westchester Capital Management, LLC (“Westchester”)

For the Fund’s allocation to the merger arbitrage and event driven strategy, Westchester employs a merger arbitrage strategy that invests in common stock, preferred stock, corporate debt, derivatives, total return swaps and contracts for differences and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin offs, liquidations and other corporate reorganizations. At December 31, 2020, the Fund’s allocation to this strategy was 16.12%.

Deal activity across regions and sectors came to a near standstill in the first half of the year as the pandemic spread rapidly around the globe. The effect of that has been to depress both deal value and volume for the year as a whole, down by 8% and 9% respectively. But those figures obscure an extraordinarily strong recovery in deal activity that began in the late summer and has continued through the rest of the year. In fact, the second half of 2020 was the strongest second half of the year ever in the mergers and acquisitions market’s history. Record levels of dry powder spurred private equity to announce larger transactions in 2020, with activity spiking to record levels during the fourth quarter of 2020.

Trades within the strategy are highly idiosyncratic. While macro factors such as the broad direction of the equity and fixed income markets will influence the strategy, our investment returns are driven primarily by the outcome of specific corporate events.

The top events that contributed to performance of the sleeve included Kensington Capital/QuantumScape Corp (+1.30%), Qiagen N.V./Thermo Fisher Scientific Inc. (+0.92%), Altaba Inc./Alibaba Group Holding Limited (+0.64%), Eaton Vance Corp./Morgan Stanley (+0.57%), and Pivotal Investment Corporation II (+0.54%). The largest detractors to performance were Metlifecare Ltd/EQT Partners AB (-0.86%), E*Trade Financial Corporation /Morgan Stanley (-0.45%), RentPath LLC (-0.42%), Broadmark Realty Capital Inc. (-0.26%), and Willis Towers Watson Public Limited Company /Aon PLC (-0.21%). We ended the year fully invested.

With a historic second impeachment and unprecedented assault on the U.S. capital as well as a seemingly chaotic vaccine rollout, we are clearly still in a period of instability. However we are optimistic about the outlook for the balance of 2021 and believe the drivers of corporate event activity will remain largely unchanged: The search for ways to accelerate growth – pressure to consolidate within sectors to improve efficiency and costs – the need to deploy pent up reserves of liquidity – continuing access to affordable debt finance for the right idea.

The reference to derivatives refers to listed options such as calls and puts. It should be noted that we use derivatives to either hedge idiosyncratic exposure of individual long positions or arbitrage situations, or to reduce market exposure of such positions via options on highly correlated indices or sector exchange traded fund’s (“ETFs”).

We do not typically sell naked short options nor do we speculate via long options, so the positions listed here generally reflect long equity positions listed here generally reflect long equity positions with options

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

written against them via long puts on the underlying or a highly correlated index/ETF.

Western Asset Management Company, LLC (“Western Asset”)

At December 31, 2020, the Fund’s allocation to this strategy was 13.82%.

Emerging markets (“EM”) debt was the largest contributor to performance mainly as a result of rate exposures in Mexico, Indonesia, Russia and Argentina. Duration and curve positioning was a net contributor as overall long U.S. duration offset the negative effect of short UK and German duration. Investment grade credit was a contributor as the negative effect of energy exposure was offset by credit default swap index (“CDX”) and financials. High-yield also helped, mainly due to energy and CDX exposures. Peripheral Europe was a modest contributor, mainly due to long Italian Treasury and banking exposures. Overall foreign exchange positioning was the most significant detractor from performance. Within EM, long Brazilian Real and Russian Ruble exposures were the main detractors as both currencies weakened versus U.S. Dollar (“USD”); however, their negative effect was partially offset by long Australian Dollar exposure as the currency strengthened versus USD over the year.

The strategy used a number of derivative instruments to implement its positioning. Eurodollar futures, futures on U.S., Australian, Canadian, French, German, Italian, Japanese and UK Treasuries, options on U.S., French, UK, German and Italian Treasury futures, as well as U.S., German, Japanese, Mexican, Russian and UK interest rate swaps and swaptions, were used to manage duration/curve positioning and detracted from returns. Currency forwards, futures and options were utilized to manage currency positioning and detracted from returns. Index (CDX) swaps and CDX swaptions were used to tactically manage the Fund’s sector exposures and contributed to returns over the year.

JNL Multi-Manager Emerging Markets Equity Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Emerging Markets Equity Fund

¹Effective April 27, 2020, the Fund changed its primary benchmark from the MSCI Emerging Markets Index (Net) to the MSCI Emerging Markets IMI Index (Net) to better align the Fund with its benchmark holdings.

Average Annual Total Returns
Class A		Class I
1 Year	8.90%	1 Year	9.21%
5 Year	9.96	5 Year	10.24
10 Year	2.10	10 Year	2.33

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

KAR, T. Rowe, Wellington and WCM assumed portfolio management responsibility on April 27, 2020.

Composition as of December 31, 2020:
Information Technology	20.2%
Financials	15.6
Consumer Discretionary	13.4
Industrials	12.4
Communication Services	11.7
Consumer Staples	9.0
Materials	5.0
Health Care	4.8
Energy	3.0
Utilities	1.7
Real Estate	0.9
Warrants	0.4
Investment Companies	0.3
Other Short Term Investments	1.0
Securities Lending Collateral	0.6
Total Investments	100.0%

For the year ended December 31, 2020, JNL Multi-Manager Emerging Markets Equity Fund underperformed its primary benchmark by posting a return of 8.90% for Class A shares compared to 18.31% for the MSCI Emerging Markets Index (Net). Effective April 27, 2020, the MSCI Emerging Markets IMI Index (Net) became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 18.39%.

For the period January 1, 2020 through April 26, 2020, the Fund was named JNL/Lazard Emerging Markets Fund and was sub-advised by Lazard Asset Management LLC.

The period through April 26, 2020 was dominated by the COVID-19 (“COVID”) pandemic and was, therefore, one of the most unique periods in history. This issue impacted emerging and developed markets alike, as investors worried that the outbreak would likely sharply reduce economic activity across the world. Markets were further impacted after two of the largest crude oil producers, Russia and Saudi Arabia, disagreed over anticipated oil production cuts, and began an oil price war. Markets globally experienced some stabilization and a marked recovery after the March collapse, following global central bank action. Ultimately, the MSCI Emerging Markets Index tumbled by 20.7%, in U.S. Dollar terms, with market declines of more than 48% in Latin America, over 33% in Eastern Europe, and 15% in Asia.

From a sector perspective, energy, financials, and real estate fell significantly, while health care, communications services, and consumer discretionary all performed relatively better.

Hengan International Group Company Limited, a Chinese manufacturer of personal hygiene products, has been a beneficiary of falling input costs and strong demand for its products during the outbreak. NetEase, Inc., a Chinese publisher of online and PC based games, reported strong fourth quarter results, and is expected to experience robust 2020 returns given a strong game pipeline and being a beneficiary of social distancing. Shares of Anglo American PLC, a global metals mining company, rebounded during the month from recent steep declines as expectations for mine shutdowns in countries like South Africa resulted in a bounce in metal prices.

In contrast, Banco do Brasil S.A, a Brazilian bank, is expected to experience pressure on growth amid economic pressure from COVID. OTP Bank Nyrt., a Hungarian bank, is expected to be negatively affected by rate cuts and a government imposed loan moratorium to help ease the burden of COVID. PT Bank Mandiri (Persero) Tbk., an Indonesian bank, fell along with the Indonesian market on the back of coronavirus concerns following the first fatalities in the country.

Security selection within financials, consumer discretionary, communication services, information technology, and industrials, as well as within Brazil, hurt relative performance. Higher exposure to Indonesia and Mexico and lower exposure to China detracted from performance.

Effective April 27, 2020, the Fund's name was changed to JNL Multi-Manager Emerging Markets Fund. At this time, the Fund converted to a multi-manager strategy.

For the period April 27, 2020 through December 31, 2020, the Fund posted a return of 54.57% for Class A shares compared to 50.41% for the MSCI Emerging Markets IMI Index (Net).

JNL Multi-Manager Emerging Markets Equity Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a variety of emerging market equity strategies managed by unaffiliated investments managers (“Sub-Advisers”). Each of the Sub-Advisers may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s alternatives investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser.

The Fund outperformed the benchmark after its April 27 conversion to a multi-manager structure through the end of the year, with three of four strategies outperforming. WCM’s quality growth style was in favor during much of that time with stock selection in consumers, industrials, and financials contributing to returns. KAR’s (+50.65%) emphasis on smaller companies yielded positive results while Wellington’s (+48.47%) sector neutral approach led to consistent performance. T. Rowe Price (+45.53%) was the laggard as its value style weighed on results until the fourth quarter cyclical rebound. The Fund lagged

JNL Multi-Manager Emerging Markets Equity Fund Jackson National Asset Management, LLC (Unaudited)

significantly for the full year due to underperformance from the previous manager.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”)

At December 31, 2020, the Fund’s allocation to this strategy was 17.23%.

The investment objective of the equity sleeve is to achieve a return meaningfully above that of the benchmark and to achieve this return objective with a strategy that exhibits lower overall risk characteristics.

Almost all of the underperformance came during the fourth quarter, which was due to a sharply rising market triggered by the positive news of vaccine development. Economically sensitive businesses and sectors that stood to recover the most from a “normalization” led the gains during the fourth quarter. Cash also detracted from the sleeve’s performance, which was primarily a factor in the first few weeks since funding.

The biggest contributors to performance since inception were SEA, Ltd. (“SEA”) and Indiamart Intermesh Limited (“Indiamart”). SEA’s stock outperformed during the period as the company reported strong results buoyed by a surge in demand for its products driven by lockdown measures. Although Indiamart’s business is not immune to the negative effects of COVID-19 (“COVID”), its results showed resiliency. We believe the positive business results and the prospects of more small to medium sized enterprises utilizing the internet channel as a result of COVID were the key drivers of outperformance. Other top contributors included Headhunter Group PLC, Yandex N.V. and Voltronic Power Technology Corporation.

The biggest detractors to performance since inception were Vasta Platform Limited (“Vasta Platform”) and Younglimwon Soft Lab Co., Ltd. (“Younglimwon Soft Lab”). Vasta Platform underperformed during the period likely related to COVID’s negative impact on student enrollments in Brazil. Younglimwon Soft Lab’s underperformance is likely due to elevated volatility resulting from higher retail investor participation after the recent initial public offering. Other bottom contributors included VNV Global AB (publ), Ajisen (China) Holdings Ltd. and Carlsberg Brewery Malaysia Berhad.

The stock market is at all time highs as we close out 2020. We believe corporate earnings will continue to recover and grow over the next several years. Equity returns will likely moderate as we move into 2021 and 2022, but we believe they will still be positive even from these levels.

The equity sleeve does not invest in derivatives.

T. Rowe Price Associates, Inc. (“T. Rowe”)

At December 31, 2020, the Fund’s allocation to this strategy was 23.98%.

Stock selection drove relative outperformance at both country and sector levels. From a country perspective, our stock choices in Mexico contributed the most to relative returns (Grupo Mexico, S.A.B. de C.V.) and stock preferences in India also lifted relative performance (Tech Mahindra Limited). In contrast, our underweight allocation in Taiwan, an outperforming market, weighed on relative returns. At the sector level, stock selection in communication services enhanced relative performance for the year (Baidu, Inc.). Stock picks in financials added value to relative results (Banco BTG Pactual S.A.). Conversely, the underweight in information technology (“IT”) held back relative returns.

The five largest purchases during the year were China Construction Bank Corporation, Ping An Insurance (Group) Co of China Ltd, Weibo Corporation, Ping An Bank Co., Ltd. and China Resources Gas Group Limited.

The five largest sales during the year were Samsung Electronics Co Ltd, Postal Savings Bank of China Co., Ltd., Dongfeng Motor Group Co., Ltd, Tsingtao Brewery Co., Ltd. and PICC Property and Casualty Company Limited.

As of December 31, 2020, at the sector level, we were overweight the benchmark in materials, industrials, utilities, financials, and energy. We were underweight communication services, IT, health care, consumer discretionary, consumer staples, and real estate. Our country and sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling investment opportunities at the individual company level.

The fund did not hold derivatives as of December 31, 2020. Rights were held during the year. The estimated return impact from employing rights was negligible for the time period April 27, 2020 through December 31, 2020.

We continue to remain constructive towards emerging market equities. As we look forward to a period of recovery from the coronavirus disruption, this could provide a favorable backdrop for value investing, barring any harsh lockdowns should new waves of coronavirus cases emerge. The rally in deep value cyclical stocks in the fourth quarter narrowed the disparity between “COVID-on” stocks or those benefiting from the pandemic and “COVID-off” stocks, which stand to gain from a return to more normal conditions. We believe cyclical names can gain further traction should economic growth continue to improve, supported by the structural change in government stimulus policies targeting the consumer directly.

Finally, although permitted in accordance with Fund guidelines, derivative instruments are not used in the management of the Fund.

WCM Investment Management, LLC (“WCM”)

At December 31, 2020, the Fund’s allocation to this strategy was 34.35%.

The strategy’s bottom-up sector biases provided a decent tailwind (about 13% of alpha) driven by our overweight to information technology (“IT”) and our underweights to financials and real estate. Stock selection, therefore, was the dominant driver of outperformance (~87% of alpha).

From a sector allocation perspective, IT (overweight) was the largest positive contributor to our relative performance, followed by financials (significant underweight) and real estate (no weight). On the other hand, consumer staples (significant overweight) detracted from our relative performance, as did materials (significant underweight) and industrials (significant overweight).

Looking at stock selection, consumer discretionary (MercadoLibre S.R.L, China Tourism Group Duty Free Corporation Limited, Shenzhou International Group Holdings Limited) was the best performing sector relative to the benchmark, followed by communication services (Yandex N.V., Tencent Holdings Limited.) and industrials (Techtronic Industries Company Limited, Wizz Air Holdings PLC, Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.). On the flipside, IT (Network International Holdings PLC, TravelSky Technology Limited, Hundsun Technologies Inc.) was the worst performing sector relative to the benchmark, followed by materials (Asian Paints Limited, UPL Limited) and energy (no exposure).

Global equity markets surged again in the fourth quarter, though there were style / asset class differences this time around. The market narrative was no longer simply growth over value. In fact, as noted above (“Other Factors”), the MSCI All Country World ex USA Value Index outperformed MSCI All Country World ex USA Growth Index by a wide margin. Our analysis suggests that it was actually momentum that finally gave way—after months of outperformance in 2020—to value.

Wellington Management Company, LLP (“Wellington”)

At December 31, 2020, the Fund’s allocation to this strategy was 24.44%.

Security selection was the primary driver of relative outperformance. Strong stock selection within information technology, health care and industrials drove relative results. This was partially offset by selection in consumer discretionary and energy.

Top relative contributors to performance during the year included our positions in China

JNL Multi-Manager Emerging Markets Equity Fund Jackson National Asset Management, LLC (Unaudited)

Tourism Group Co., Ltd. (“China Tourism Group”), Globalwafers Co., Ltd., and not holding China Mobile Limited. Top detractors from relative performance during the year included not holding Meituan or NIO Limited, and our position in China Tower Corporation Limited.

The largest purchases during the year included Naspers Ltd, Petroleo Brasileiro S/A Petrobras., and Alibaba Group Holding Limited. The largest sales during the year included trims to our exposures to Tencent Holdings Limited, Samsung Electronics Co Ltd and China Tourism Group.

The strategy’s largest country overweights, which are a result of our bottom-up stock selection process, were to Taiwan, Hong Kong, Brazil, and China. The largest country underweights were to South Korea, India, Saudi Arabia, and Malaysia. As a reminder, this strategy is run industry neutral to emphasize stock selection as the primary driver of relative performance and limit the impact of sector bets.

Derivatives were not utilized during the year.

JNL Multi-Manager International Small Cap Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager International Small Cap Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	32.18%	1 Year	32.68%
Since Inception	15.38	Since Inception	15.74
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	25.0%
Industrials	19.9
Financials	12.5
Health Care	11.7
Consumer Discretionary	11.5
Consumer Staples	8.9
Materials	3.5
Real Estate	3.4
Utilities	1.0
Communication Services	0.7
Energy	0.5
Warrants	0.5
Other Short Term Investments	0.9
Total Investments	100.0%

For the year ended December 31, 2020, JNL Multi-Manager International Small Cap Fund outperformed its primary benchmark by posting a return of 32.18% for Class A shares compared to 14.24% for the MSCI All Country World Index ex USA Small Cap NR USD Index.

The JNL Multi-Manager International Small Cap Fund seeks to achieve its investment objective by allocation to international small capitalization strategies managed by unaffiliated Sub-Advisers. Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

Exceptional performance from the WCM sleeve resulted in outperformance for the Fund during 2020. For the year, WCM (+58.43%) outperformed the benchmark by more than 43 percentage points. The sleeve benefitted from a growth style tailwind while also delivering very strong stock picking. Stock selection was strongest in information technology and industrials. Causeway (+3.42%) underperformed the broad international small cap universe. The strategy employs a quantitative approach and its emphasis on the value factor was a headwind to performance for much of the year.

Causeway Capital Management LLC (“Causeway”)

At December 31, 2020, the Fund’s allocation to Causeway was 38.61%.

From a sector perspective, relative underperformance was due to holdings in health care, real estate and industrials. Relative outperformance was due to holdings in energy, communication services and consumer discretionary. The largest detractors were property developer, Hammerson Plc, transportation and distribution company, Jet2 PLC and real estate company, Corestate Capital Holding S.A.

The top contributors to return were polysilicon product manufacturer, Daqo New Energy Corp., biopharmaceutical company, Pharma Mar, S.A. and pharmaceutical company, Granules India Limited.

Though we analyze many different stock selection factors in our alpha model, value factors receive the largest weight on average, and they were under significant pressure in 2020. As of year end, the Small Cap Growth Index traded at 25.2 times forward price to earnings multiple compared to 13.8 times for the Small Cap Value Index. This 83% premium is the highest it has been over the last fifteen years. We believe that value’s relative performance should improve as inflation expectations increase, the yield curve steepens, and COVID-19 uncertainty continues to abate.

While value receives the largest weight on average, the sheer breadth of the international small cap universe means that the typical tradeoffs in strategy characteristics do not necessarily apply. In addition to value, we look for favorable growth, momentum and quality characteristics. We believe that at most points in time our strategy has exhibited more attractive metrics relative to the Index across all factor categories simultaneously. Smaller cap equities are currently exhibiting a higher long-term earnings per share growth trend than larger cap equities. Additionally, international smaller cap equities have exhibited greater valuation dispersion than larger cap equities on both a forward earnings yield basis and a price to book value basis, indicating more information content in valuation ratios for these equities. This characteristic has allowed us to construct a strategy with lower valuation ratios relative to the Index without, in our view, compromising quality.

In December, we added new competitive strength factors to supplement our existing financial strength alpha factors. After extensive research, we found that an industry’s competitive landscape and a company’s position within it have been closely linked to changes in profitability and ultimately, a stock’s return potential. These new alpha factors examine current levels and longer-term trends in a broad range of metrics relevant to competitive strength: margins, returns, competition, industry structure, market share, and balance sheet strength.

We continue to observe several intriguing features in the smaller cap landscape. We believe the intersection of international equities and smaller cap companies creates a recipe for inefficiency. Additionally, international smaller cap stocks are an underappreciated asset class that we believe can offer meaningful diversification benefits with the potential to reduce sleeve volatility. Finally, smaller cap stocks are typically less exposed to the potential risk of rising barriers to trade, given their home country revenue exposure. Despite the potential benefits, we believe many investors may be under allocated to the asset class despite its meaningful growth and diversification prospects. The strategy combines the flexibility and breadth of

JNL Multi-Manager International Small Cap Fund Jackson National Asset Management, LLC (Unaudited)

quantitative analysis with our global industry knowledge, which we believe will benefit long-term investors in the sleeve.

WCM Investment Management LLC (“WCM”)

At December 31, 2020, the Fund’s allocation to WCM was 61.39%.

The strategy’s bottom-up sector biases provided a decent tailwind (about 20% of alpha) driven by our overweight to information technology (“IT”) and health care and our underweights to real estate and energy. Stock selection, therefore, was the dominant driver of outperformance (80% of alpha in 2020).

From a sector allocation perspective, IT (significant overweight) was the largest positive contributor to our relative performance, followed by health care (significant overweight) and real estate (significant underweight). On the other hand, materials (no weight) detracted from our relative performance, as did consumer staples (significant overweight) and industrials (overweight).

Looking at stock selection, IT (Lasertec Corporation, Afterpay Limited, Freee K.K.) was the best performing sector relative to the benchmark, followed by industrials (Japan Elevator Service Holdings Co.Ltd., MonotaRO Co. Ltd., Cargojet Inc.) and financials (Avanza Bank Holding AB, Zip Co Limited, Sanne Group PLC). On the flipside, communication services (Team17 Group PLC) was the worst performing sector relative to the benchmark, followed by energy (no exposure) and materials (no exposure).

Global equity markets surged again in the fourth quarter, though there were style/asset class differences this time around. The market narrative was no longer simply growth over value. In fact, as noted above (“Other Factors”), the MSCI All Country World ex USA Value Index outperformed MSCI All Country World ex USA Growth Index by a wide margin. Our analysis suggests that it was actually momentum that finally gave way—after months of outperformance in 2020—to value.

That led us to ponder, how did we manage to keep pace in that kind of backdrop? After digging into the numbers with multiple analytical tools, it ultimately came back to security selection, particularly some good stock picks in health care and consumer discretionary, which offset the headwinds from the factor and sector rotation. That’s why we see the strategy’s result for 2020.

JNL Multi-Manager Mid Cap Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Mid Cap Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	14.52%	1 Year	14.96%
Since Inception	13.53	Since Inception	13.04
‡Inception date September 19, 2016
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Nuance was added as an additional Sub-Adviser on April 27, 2020.

Composition as of December 31, 2020:
Health Care	16.6%
Information Technology	16.2
Financials	16.0
Industrials	14.1
Consumer Staples	9.9
Consumer Discretionary	7.9
Real Estate	4.7
Materials	4.5
Utilities	3.5
Communication Services	1.4
Energy	1.1
Other Short Term Investments	3.8
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL Multi-Manager Mid Cap Fund underperformed its primary benchmark by posting a return of 14.52% for Class A shares compared to 20.95% for the MSCI USA Mid Cap Index (Gross).

JNL Multi-Manager Mid Cap Fund seeks to achieve its investment objective by allocation amount a variety of mid-capitalization growth and value strategies managed by unaffiliated Sub-Advisers. Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

The Fund underperformed the core benchmark overall owing to lagging results from the value oriented Victory (+8.36%) and Nuance (+17.51%) strategies. Nuance was added to the Fund at the end of April and lagged the benchmark significantly from that point through the end of the year. Clearbridge (+17.23%) offered better results but still trailed the benchmark due to information technology and communication services holdings that lagged those of the benchmark. The more growth oriented Champlain (+28.81%) outperformed the core benchmark but lagged its growth style benchmark. Relative to more aggressive growth peers, Champlain’s financials and consumer staples holdings were significant detractors.

Champlain Investments Partners, LLC (“Champlain”)

At December 31, 2020, the Fund’s allocation to Champlain was 36.11%.

During the year, outperformance was broad based but driven most by exposure in health care, information technology (“IT”) and industrials. Within health care the strategy benefited from an overweight of equipment and supplies companies. The strategy’s software overweight within IT made a considerable contribution to the full year return, despite a negative impact due to stock selection. Positive performance in industrials was driven by stock selection. In financials, where security selection was strong, it remains hard for us to develop a high conviction case for most banks and asset managers given margin pressures. We wonder how the banking industry will fare in the future if consumers and small businesses have become dependent on the government for aid and forbearance. The investment process exclusions of real estate and utilities combined to contribute relative gains versus the benchmark. The strategy’s non-exposure to energy was also a meaningful contributor. In consumers, the strategy’s perennial overweight of consumer staples was the main headwind as the sector’s return significantly lagged the benchmark’s consumer stocks. Talk among policymakers of further stimulus, even debt forgiveness, may continue to drive short-term performance in highly discretionary industries. In communication services, weak stock selection and perennial underweight was a detractor.

The equity market has so far concluded that recently approved vaccines, a second round of stimulus, continued U.S. Federal Reserve accommodation, and the new Administration will conquer COVID-19 and bring the U.S. economy roaring back. If the stimulus does create strong nominal growth rates that extend beyond a normal recovery, perhaps the cyclical side of the economy outperforms for a longer than normal period. The strategy has only one investment process for domestic equities: own reasonably valued, highly reliable, and high return small and mid cap companies (especially those that solve real world problems or meet important needs) managed by sincere and capable people. Even in an inflationary environment, we would still expect the strategy’s favored businesses – companies with pricing power, consistent growth, low asset intensity and therefore low reinvestment requirements, and efficient capital allocation to produce attractive relative returns over a full market cycle.

ClearBridge Investments, LLC (“ClearBridge”)

At December 31, 2020, the Fund’s allocation to ClearBridge was 20.99%.

The strategy underperformed its benchmark over the year due to stock selection and sector allocation. Information technology (“IT”) and communication services were the primary drivers of underperformance, while consumer discretionary, health care and real estate aided performance.

The bottom three performers in the strategy during the year were all directly impacted by the shutdown of travel and leisure activity due to COVID-19 (“COVID”). US Foods Holding Corp., a restaurant distributor was faced with the closures of the majority of their customers, after the stock sold off, we sold it and redeployed into better positioned and higher quality competitor Performance Food Group Company, one of our better performers for the year. Alaska Air Group, Inc. and Air Lease Corporation) were sold due to uncertainty

JNL Multi-Manager Mid Cap Fund Jackson National Asset Management, LLC (Unaudited)

surrounding demand for air travel and commercial aircraft leasing.

The strategy saw very strong performance from its consumer discretionary names related to e-commerce with Carvana Co., the online leader in the fragmented used car market, and Chewy, Inc., which is gaining greater share of wallets from pet customers by offering new services like telehealth in addition to its primary pet food and supplies. Meanwhile, SolarEdge Technologies Ltd. was the third company to deliver triple digit annual returns in the strategy as trends toward solar and related renewable energy usage accelerated.

After multiple years of dominance by mega cap stocks, the market environment has become more supportive of small and mid cap companies. We believe mid caps in particular have benefited from appealing valuations relative to mega cap stocks and stand to gain, to a greater degree, from an accelerating economy. Looking ahead to the new year, we anticipate volatility will remain high. Economic forecasts are improving but we still see a number of uncertainties that need to be resolved before growth can return to a normal pace. We are encouraged by the initial distribution of vaccines as a key driver that should ease restrictions and spur the resumption of consumer and business activity, perhaps as early as mid 2021. Amid this transition, we continue to balance the strategy across growth and value stocks. Our objective is to find growth companies that can invest at higher returns and compound them for years to come as well as value companies that can improve shareholder results through a return to normalized earnings or via new management who can enhance previously non-optimal business practice.

Nuance Investments, LLC (“Nuance”)

Effective April 27, 2020, Nuance was added as a Sub-Adviser to the Fund. At December 31, 2020, the Fund’s allocation to this strategy was 20.19%.

Top attributors in 2020 include our stock selection in industrials and utilities as well as our avoidance of energy. Detractors include our underweight to materials (specifically gold mining companies), stock selection in consumer staples, and our cash weighting.

The strategy continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

Health care, consumer staples and financials remain our largest sector overweights relative to the benchmark. In health care, we remain overweight as we continue to see attractive risk to rewards in several select leaders, primarily in equipment and supplies. We believe many of those risk to rewards are attractive as the market generally believes that elective procedures will be delayed and that the health care system will be hampered by the need to have capacity available for coronavirus patients. We continue to see what we believe to be attractive risk to rewards in consumer staples with many of the opportunities in the food products and beverages. Our overweight in financials is made up of a mix of what we believe to be select leaders primarily in insurance and capital markets where we are seeing a combination of company specific, one off negative transitory issues and lifetime low interest rates, in our view. We remain underweight energy where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight consumer discretionary, communication services, materials and, information technology primarily due to valuation concerns.

Victory Capital Management Inc. (“Victory”)

At December 31, 2020, the Fund’s allocation to Victory was 22.71%.

During the year, sector allocation was the primary driver of relative outperformance, while stock selection partially offset the favorable impact of sector weighting. Sector weighting is a by product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns across seven of the eleven major economic sectors were positive for the year, with six sectors outpacing the Index. Materials was the top performing sector, posting a return of 27.0%. In contrast, energy was the worst performing sector, significantly lagging the Russell Midcap Value Index and returning -33.0%.

Specifically, for the strategy, an overweight in information technology (“IT”), materials and consumer staples, as well as an underweight in real estate and utilities, contributed to overall relative performance for the year. However, stock selection in both materials and IT partially offset the favorable impact of the overweight. Stock selection in consumer staples, health care, industrials, and real estate also augmented performance for the year. Conversely, stock selection in communication services, consumer discretionary, and financials detracted from relative performance. An underweight in communication services also detracted. Additionally, the strategy’s cash position during the year was a drag on performance.

The strategy’s weight in industrials, consumer discretionary, materials, and health care increased during the year. Conversely, the Fund’s weight in financials, consumer staples, energy, IT, communication services, utilities, and real estate decreased during the year. As of December 31, 2020, the strategy was overweight in materials, consumer staples, IT, and industrials, relative to the Index. By contrast, the strategy was underweight in utilities, real estate, health care, consumer discretionary, communication services, financials, and energy, relative to the Index. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions.

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Small Cap Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	46.43%	1 Year	46.87%
5 Year	21.27	5 Year	21.58
10 Year	14.06	10 Year	14.33

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Granahan and RS Investments assumed portfolio management responsibility on September 28, 2015. Chicago Equity was added as an additional Sub-Adviser on July 11, 2016. KAR replaced LMCG as a Sub-Adviser and assumed portfolio management responsibilities effective April 30, 2018.

Composition as of December 31, 2020:
Information Technology	28.5%
Health Care	22.6
Industrials	14.0
Consumer Discretionary	12.2
Financials	6.2
Communication Services	5.1
Consumer Staples	3.1
Real Estate	0.7
Materials	0.7
Energy	0.2
Securities Lending Collateral	3.9
Other Short Term Investments	2.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL Multi-Manager Small Cap Growth Fund outperformed its primary benchmark by posting a return of 46.43% for Class A shares compared to 33.90% for the MSCI USA Small Growth Index (Gross).

JNL Multi-Manager Small Cap Growth Fund seeks to achieve its investment objective by investing in a variety of small cap growth strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

The Fund delivered strong outperformance for the year with all four strategies outperforming the benchmark. Granahan (+67.32%) significantly outperformed owing to strong stock selection in information technology (“IT”) and consumers. KAR (+42.37%) was also a top performer due to strong stock picking in IT, financials, and industrials. WCM (+41.14%) benefitted from exceptional stock selection in health care, particularly in the biotech and pharmaceutical industries. RS (+35.48%) outperformed the benchmark by the smallest margin and outperformed thanks to stock picks in IT.

Chicago Equity Partners, LLC (“Chicago Equity”)

For the period January 1, 2020 through April 26, 2020, Chicago Equity was a Sub-Adviser of the Fund. Effective April 27, 2020, Chicago Equity was removed as a Sub-Adviser to the Fund.

Value and quality factors continued to show weakness in the first quarter. Value delivered the worst monthly performance in twenty years in March. Momentum factors posted positive returns throughout the year, while growth factors underperformed Rank performance was weak, with both the top ranked and the bottom ranked stocks underperforming.

Three of eleven sectors delivered returns in excess of the benchmark. Information technology provided the largest positive contribution, followed by energy. Industrials was the weakest performer on a relative basis, followed by financials.

The yield curve inverted at the end of March, reinforcing the downturn market environment identified by Courier, Express and Parcel’s Market Phase Identification model back in December. As such, we expect a higher investor preference for stocks with quality balance sheets and low volatility. Our research has shown that constructing a well diversified strategy of companies with attractive valuation ratios, quality balance sheets, and positive growth and momentum expectations built through a disciplined, risk controlled process delivers consistent excess returns.

Granahan Investment Management, Inc. (“Granahan”)

Granahan’s small cap advantage strategy invests in stocks with a focus on companies that have the potential for strong or accelerating growth. At December 31, 2020, the Fund’s allocation to Granahan was 31.37%.

Granahan’s small cap growth equity strategy invests in stocks with a focus on companies that have the potential for strong or accelerating growth. The strategy seeks capital appreciation through stock selection. Sector weightings are secondary to, and a result of, bottom-up selection.

The strategy soundly outperformed its benchmark for the year. Strong broad based stock selection drove performance, with ten of twelve market sectors positive. Performance was led by selection in information technology (“IT”) and consumer discretionary, with relative returns in both boosted by our overweighting of the sector. Selection in industrials, real estate, and energy nicely assisted performance in the year. Positive selection in health care was more than offset by our significant underweighting, as this index sector performed strongly in the year. Selection in financials was the largest detractor to performance in the year, though this was partially offset by our underweighting of here. The strategy’s overweighting of energy industrials was a plus to relative performance, as was our underweighting in consumer staples, basic materials, utilities, communication services.

With respect to lifecycles, the pioneer and core growth categories led the strategy’s performance in the year, both significantly outperforming the overall Russell 2000 Growth Index. The special situation lifecycle category lagged the Index in the year.

Core growth Enphase Energy, Inc. a clean energy name, was the top performer in the year, followed by pioneer IT holding Magnite, Inc. Two core growth holdings from consumer discretionary were also in the top five – Etsy, Inc. and Chegg, Inc. A health care pioneer, Gilead Sciences, Inc. rounds out the top five.

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

Two consumer discretionary holdings weighed on the strategy’s performance in the year: special situation holding OneSpaWorld Holdings Limited and core growth holding Strategic Education, Inc. Two health care holdings were also detractors in 2020: pioneer holding Esperion Therapeutics, Inc. and core growth holding Quidel. The fifth of the bottom five detractors was pioneer holding eHealth, Inc. in financials.

The returns achieved in 2020 would have been extraordinary in any year, let alone during a global pandemic. The market is forward looking, though government stimulus, near 0% interest rates, retail investors returning to the markets in droves, and historically high level of margin debt have all played a part in the market rise. For the strategy, as bottom-up investors, we will continue our strict adherence to our discipline processes to select out the companies across lifecycles that demonstrate superior fundamental factors no matter the market environment. Our valuation tools will guide us to invest in the stocks of those companies when risk versus reward is attractive.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”)

At December 31, 2020, the Fund’s allocation to this strategy was 22.70%.

The investment objective of the equity sleeve is to achieve a return meaningfully above that of the benchmark and to achieve this return objective with a strategy that exhibits lower overall risk characteristics.

The equity sleeve outperformed its benchmark for the one year ending December 31, 2020. Performance was driven by strong stock selection and an overweight in information technology and by strong stock selection and an underweight in industrials. Negative stock selection and an underweight in health care and an overweight and negative stock selection in communication services detracted from performance.

The biggest contributors to performance were DocuSign, Inc. and Ollie’s Bargain Outlet Holdings, Inc. (“Ollie”). DocuSign already had strong momentum in signing new users for its contract management solutions. With COVID-19 (“COVID”), the need to move to digital document management only accelerated. Due to COVID, Ollie’s benefitted significantly from its capacity to remain open throughout the pandemic and is likely to benefit significantly from increased and opportune deal flow that will yield strong bargains for the company’s customers. Other top contributors included Bill.com Holdings Inc., BlackLine, Inc. and SPS Commerce, Inc.

The biggest detractors to performance were The Chefs’ Warehouse, Inc. (“The Chefs’ Warehouse”) and National Research Corporation (“National Research”). The Chefs' Warehouse, alongside all other food distributors, has been severely impacted in 2020 by the state wide closures of in person dining locations. Our analysis shows that the company has sufficient liquidity and no debt maturities until 2022. Throughout the year, National Research has continued its transition to fully digital solutions. This continues to boost profitability as well as being a better experience for customers and patients. That said, its hospital customers have been stressed by the pandemic, which negatively impacted the stock in the short-term. Other bottom contributors included Oportun Financial Corporation, Rightmove PLC and Auto Trader Group PLC.

The stock market is at all time highs as we close out 2020. We believe corporate earnings will continue to recover and grow over the next several years. Equity returns will likely moderate as we move into 2021 and 2022, but we believe they will still be positive even from these levels.

The equity sleeve does not invest in derivatives.

Victory RS Investments (“RS Investments”)

At December 31, 2020, the Fund’s allocation to this strategy was 30.16%.

During 2020, the sleeve’s 290 basis points of outperformance relative to the benchmark was aided in particular by stock selection within information technology (“IT”), health care, and materials and processing, while stock selection within consumer discretionary, energy, and financial services offset a portion of the relative performance.

This strategy benefitted from strong performance from IT holding RingCentral, Inc. (“RingCentral”), a provider of software as a service solutions for businesses to support modern communications. We initially purchased the stock in early 2014 given the thesis that RingCentral operates in a huge $50 billion global market (with approximately $15 billion in the U.S. alone) that was only 10% penetrated by cloud offerings. In late 2019 RingCentral announced a commercial agreement with Avaya Holdings Corp. (“Avaya”), a global leader in communications, whereby RingCentral would become the exclusive provider of unified communications as a service (UCaaS) solutions to Avaya in a strategic partnership that would provide RingCentral access to Avaya’s installed base of 100 million customers in exchange for a new RingCentral product on Avaya’s Cloud Office. This deal helped to accelerate RingCentral’s global expansion, as well as establishing Avaya as an important channel for RingCentral for years to come.

Within consumer discretionary, the largest driver of relative underperformance was within consumer services, driven in part by education holding Strategic Education, Inc. (”Strategic Education”). Strategic Education is an education company that offers its programs both online and on site, with seventy four campuses across sixteen states and the District of Columbia, with 83% of program seats online. We own the company given the company’s new campus growth, technology, and favorable regulatory environment. The company was under pressure given weaker than expected earnings as the year progressed, as well as lower guidance, given the sensitivity of their undergraduate population to employment rates. Despite the view that the company has a favorable longer term opportunity given trends for online education, we decided to move on from the name and will keep an eye on their ability to repair their fundamental momentum going forward.

WCM Investment Management, LLC (“WCM”)

At December 31, 2020, the Fund’s allocation to WCM was 15.77%.

Sector attribution shows health care, industrials and real estate as our top contributors. Strong stock selection in health care generated the majority of the upside, as biotechnology and health care equipment were our top performing industries. Inside industrials, aerospace and defense and building products led the way.

The primary detractors for the year included information technology (“IT”), consumer discretionary and cash. IT was our weakest segment for the year as our software holdings were up 30% but could not keep pace with the high multiple, highest sales growth names that drove the index up 64%. Cash was the sleeve’s second largest detractor, as we were within our normal range of 2-4% for the year, but with the market up 33.65%, it proved to be a headwind from an allocation perspective.

After a ten year economic expansion, COVID-19 hit the reset button on the economy, wiping out all the job gains and a significant amount of progress. However, we expect a swift recovery as we enter the second half of 2021. We expect value and growth to perform more in line with historical patterns, instead of the trend since the 2016 election. Even though our strategy remains relatively equal weighted, which reduces our market risk, we expect to cut back our biotechnology weight in the near future and increase our cyclical exposure.

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

Those that know our style know we don’t make big bets and stay focused on the objective of relative outperformance, regardless of the economic backdrop. We accomplish this objective by focusing on businesses with the ability to grow their investment base, expand their competitive advantage, drive higher cash flow rates of return over time and have reinvestment opportunities.

We do not utilize derivatives as part of our investment process; accordingly, they were not used in our sleeve of the Fund during 2020.

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Small Cap Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	5.76%	1 Year	6.09%
5 Year	9.19	5 Year	9.47
10 Year	8.03	10 Year	8.28

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Congress Asset Management Company LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P. and Cortina Asset Management, LLC assumed portfolio management responsibility on September 28, 2015. WCM Investment Management, LLC replaced PPM America, Inc. as a Sub-Adviser and assumed portfolio management responsibilities effective August 13, 2018.

Composition as of December 31, 2020:
Industrials	28.7%
Financials	19.5
Consumer Discretionary	15.2
Information Technology	9.6
Health Care	8.4
Real Estate	5.7
Materials	4.6
Consumer Staples	1.5
Utilities	1.5
Energy	0.9
Communication Services	0.6
Other Short Term Investments	2.6
Securities Lending Collateral	1.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL Multi-Manager Small Cap Value Fund outperformed its primary benchmark by posting a return of 5.76% for Class A shares compared to 3.85% for the MSCI USA Small Value Index (Gross).

JNL Multi-Manager Small Cap Value Fund seeks to achieve its investment objective by investing in a variety of small cap value strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

Three of the four sleeves outperformed for the year, with WCM (+1.04%) as the lone strategy to underperform the benchmark. WCM was hurt by concentrated positions within industrials in stocks negatively affected by COVID-19 related shutdowns. Congress (+7.70%) delivered the strongest returns as its balanced approach paid off in multiple market environments. Holdings in information technology, consumer staples, and financials offered the best relative returns. Cooke & Bieler (+6.94%) outperformed due to their underweight positions in real estate and energy as well as an overweight to consumer discretionary. Reinhart (+6.73%) benefitted from similar sector positioning in consumers and energy.

Congress Asset Management Company LLP (“Congress”)

At December 31, 2020, the Fund’s allocation to Congress was 17.01%.

Stock selection was the key driver of our relative performance and was positive in health care and information technology. Positive stock selection was led by Webster Financial Corporation, FuelCell Energy, Inc., II-VI Incorporated, BankUnited, Inc. and Acadia Healthcare Company, Inc. Negative stock selection in consumer discretionary and real estate detracted from performance. The biggest detractors during the year were not owning cyclical stocks such as Cleveland-Cliffs Inc., CIT Group Inc., Alcoa Corporation, US Steel Corporation and South State Bank.

Chicago Equity Partners, LLC (“Chicago Equity”)

For the period January 1, 2020 through April 26, 2020, Chicago Equity was a Sub-Adviser of the Fund. Effective April 27, 2020, Chicago Equity was removed as a Sub-Adviser to the Fund.

Value factors delivered the worst monthly performance in twenty years in March and finished the year with negative returns. Quality factors outperformed in the first quarter, especially in March when stocks tumbled. Momentum and growth factors posted positive returns in the first quarter thanks to a strong March. Rank performance was weak, with both the top ranked and the bottom ranked stocks underperforming.

Five of eleven sectors delivered returns in excess of the benchmark. Energy provided the largest positive contribution, followed by health care. Financials was the weakest performer on a relative basis, followed by real estate.

The yield curve inverted at the end of March, reinforcing the downturn market environment identified by Courier, Express and Parcel’s Market Phase Identification model back in December. As such, we expect a higher investor preference for stocks with quality balance sheets and low volatility. Our research has shown that constructing a well diversified strategy of companies with attractive valuation ratios, quality balance sheets, and positive growth and momentum expectations built through a disciplined, risk controlled process delivers consistent excess returns.

Cooke & Bieler, L.P. (“Cooke & Bieler”)

At December 31, 2020, the Fund’s allocation to Cooke & Bieler was 33.83%.

U.S. equity markets ended 2020 on a strong note, with a quarter four advance powerful enough to propel all major indices to positive annual results. Bookending a year that started with their steepest decline on record, small capitalization value stocks roared ahead, posting their best quarter ever in quarter four and beating large cap value issues on a full year basis for the first time since 2016. Investors began to price in a global reopening as vaccine candidates received approval. Against this backdrop, value led the charge in the final three month stretch, showing strong signs of life.

The strategy outperformed the benchmark over the course of the year. Sector allocations contributed significantly to outperformance, while negative stock selection effect offset some of those results. From an allocation perspective, the majority of sectors contributed to relative results, led by the overweight to consumer discretionary and underweight to

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

energy and real estate. The underweight to information technology (“IT”) and consumer staples hurt results. Within stock selection, health care holdings detracted significantly, mainly due to underperformance by Varex Imaging Corporation. Industrials, materials and consumer discretionary holdings were also a headwind. Financials holdings were a bright spot, led by strong performer Glacier Bancorp, Inc. IT holdings also benefited relative results.

Looking ahead, there are many reasons for optimism. Valuation stands out as the main impediment to continued gains as this quarter’s significant rally has left many parts of the market expensive. Moreover, 2020 provided a sharp reminder about focusing on fundamentals – on owning businesses that can add value across economic environments and have the financial resilience to survive even severe shocks. Our intense focus on fundamentals during a chaotic March and April – when in light of the changed world we re-underwrote every position in the strategy – gave us the confidence to hold and add to the positions that benefited performance as the year unfolded. Today, the strategy is overweight attractively valued stocks of financially strong, well positioned companies with some degree of economic sensitivity. We believe it is poised to benefit from a continued economic recovery, but also has the staying power to weather any unforeseen shocks.

Reinhart Partners, Inc (“Reinhart”)

At December 31, 2020, the Fund’s allocation to Reinhart was 24.75%.

The strategy has benefitted from this recent shift in market sentiment. With the rise in interest rates, financials was a particularly strong contributor late in the year. The strategy’s bank and capital markets holdings advanced by an average of over 50% during the fourth quarter due to better than expected earnings results and optimistic outlooks. Real estate was also a notable positive contributor, while industrials benefitted from the announced buy out of our longest held stock, Aerojet Rocketdyne Holdings, Inc. for a 33% premium to its prior close. While the price paid is fair, we are sad to see this investment go, as it has long been a favorite of the sleeve and remains a well positioned business with a bright future. Offsets to positives noted above include consumer discretionary, information technology, as was the strategy’s 3.5% average cash position during the strong bull market rally.

As we look toward the coming year, the team is enthusiastic about the outlook for the strategy’s current investments. The stock market volatility during 2020 provided the opportunity to upgrade the overall quality of the businesses owned. Nine new stocks were added to the strategy, many of which had long been on our wish list and we were finally able to purchase these excellent companies at favorable prices. Eleven positions were exited during the year; some sold at or near our private market value estimate and some sold due to declining confidence in our investment thesis. The net result is a strategy for which the team has high conviction and is optimistic about upside potential. As society and our economy continues to move toward normalization, we believe long-term fundamentals will regain the attention of investors and the strategy should benefit as a result.

WCM Investment Management, LLC (“WCM”)

At December 31, 2020, the Fund’s allocation to WCM was 24.41%.

Looking at attribution by sector, stock selection and underweighting in bank heavy financials was the primary contributor to performance. Additionally, an underweighting in real estate as well as the avoidance of the poor performing energy and utilities aided performance against the benchmark.

The primary detractor from returns included stock selection within industrials, where our exposure to business services left us with several businesses that saw revenues virtually stop earlier in the year as lockdowns crippled the nation. Another detractor was information technology (“IT”), where “work from home” software and semiconductor related stocks drove strong returns for the benchmark, while our companies were underrepresented in these areas due to valuation concerns. Our overweighting in both industrials and IT helped mitigate the negative effects from stock selection. Additional detractors included stock selection in communication services and health care.

The dramatic COVID-19 (“COVID”) related drop in stock prices in the first half of 2020 was met with an equally strong response in the second half of the year. In fact, the MSCI USA Small Cap Value Index experienced both its worst quarter and its best quarter in history during 2020. Despite a worldwide pandemic bringing immense volatility to small cap stocks, the MSCI USA Small Cap Value Index was able to finish the year in positive territory, thanks to continued U.S. Federal Reserve “easy money” policies, unprecedented fiscal stimulus, and the successful COVID vaccine trials in the fourth quarter. The positive return for the year was an outcome few would have predicted at the market’s depths in March 2020.

We do not attempt to forecast macro events, as this seems a difficult and futile exercise. In the short-term, anything can happen, but we are excited about the long-term prospects of our businesses and the positioning of our strategy. History says that portions of market recoveries typically belong to the lower quality and cyclical companies, and the fourth quarter 2020 rally was no different. After the initial fervor surrounding the vaccines and additional fiscal stimulus dies down, growth in earnings and cash flows should return to focus, and we are confident in our strategy’s companies’ abilities to deliver.

We do not utilize derivatives as part of our investment process; accordingly, they were not used in our sleeve of the Fund during the year.

JNL S&P 500 Index Fund Mellon Investments Corporation (Unaudited)

JNL S&P 500 Index Fund

Total Return*
Class I†
1 Year	18.15%
Since Inception	15.20
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	27.2%
Health Care	13.3
Consumer Discretionary	11.7
Communication Services	10.9
Financials	10.3
Industrials	8.3
Consumer Staples	6.8
Utilities	2.7
Materials	2.6
Real Estate	2.4
Energy	2.2
Investment Companies	0.1
Other Short Term Investments	1.5
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2020, JNL S&P 500 Index Fund underperformed its primary benchmark by posting a return of 18.15% for Class I shares compared to 18.40% for the S&P 500 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the S&P 500 Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/AQR Large Cap Defensive Style Fund AQR Capital Management, LLC (Unaudited)

JNL/AQR Large Cap Defensive Style Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	11.78%	1 Year	12.14%
Since Inception	12.47	Since Inception	12.78
‡Inception date June 24, 2019
†Inception date June 24, 2019

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Consumer Staples	21.6%
Health Care	17.7
Information Technology	15.6
Communication Services	8.9
Industrials	8.7
Utilities	7.3
Financials	5.4
Consumer Discretionary	4.2
Materials	4.2
Real Estate	1.1
Other Short Term Investments	5.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/AQR Large Cap Defensive Style Fund underperformed its primary benchmark by posting a return of 11.78% for Class A shares compared to 21.37% for the MSCI USA Index (Gross).

The Fund employs a diverse set of low risk fundamental inputs and applies them in a disciplined and systematic manner. Importantly, the Fund’s investment process is systematic in that our models and portfolio construction process drive the buying and selling of securities. As a reminder, the Fund pursues a defensive investment style, meaning it seeks to generate returns similar to equity markets over the long-term while realizing significantly less volatility. As such, the Fund maintains a beta below 1.0 relative to the benchmark, typically in the 0.6 – 0.8 range. Therefore, the Fund may have the propensity to underperform the benchmark during periods when the market experiences positive returns and outperform the benchmark when the market is down.

Within sector selection, an underweight position in information technology (“IT”) and an overweight to financials and consumer staples were the largest detractors. An underweight position to energy contributed, though not enough to offset losses from other sectors. Stock selection within IT and consumer discretionary were the largest detractors. From a thematic viewpoint, low statistical risk and low market risk both detracted while low fundamental risk contributed. The Fund ended the year with a diversified portfolio of 161 stocks. The largest sector overweights relative to the benchmark at the end of the year were in consumer staples, health care, and utilities. Conversely, the Fund’s primary underweights were in IT, consumer discretionary and financials. Derivatives performed as expected and allowed the Fund to gain exposure to the equity market.

JNL/AQR Large Cap Relaxed Constraint Equity Fund AQR Capital Management, LLC (Unaudited)

JNL/AQR Large Cap Relaxed Constraint Equity Fund

Average Annual Total Returns
Class A		Class I
1 Year	11.30%	1 Year	11.61%
5 Year	10.00	5 Year	10.30
10 Year	9.98	10 Year	10.24

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

AQR Capital Management, LLC assumed portfolio management responsibility on April 24, 2017.

Composition as of December 31, 2020:
Information Technology	34.1%
Consumer Discretionary	17.2
Health Care	15.0
Communication Services	11.0
Industrials	8.1
Financials	8.0
Consumer Staples	5.2
Materials	2.3
Real Estate	(0.3)
Utilities	(0.9)
Energy	(1.1)
Other Short Term Investments	1.4
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/AQR Large Cap Relaxed Constraint Equity Fund underperformed its primary benchmark by posting a return of 11.30% for Class A shares compared to 21.37% for the MSCI USA Index (Gross).

As a reminder, the long-term tracking error target of the Fund is 3-4%. The Fund uses a systematic investment process to generate an excess return driven by value, momentum, quality and other proprietary factors. The Fund invests 130% long and 30% short exposure, providing 100% net exposure to the market. Relaxing the long only constraint enables the Fund to express its model view more effectively by allowing it to short, and it also enables the Fund to take more active risk.

Valuation drove underperformance versus the benchmark during the year. Valuation evaluates a stock’s fundamental value versus its market price with the belief that relatively cheap stocks will outperform relatively expensive ones. Sentiment, which evaluates the actions of informed investors and company management to infer opportunities or threats that may not be captured within other themes, also detracted. Momentum and quality themes provided some offsetting gains over the year. The momentum theme prefers securities that show signs of improvement over signs of deterioration, while quality seeks to capture the fundamental stability of a company, favoring lower risk companies to higher risk companies. Stock selection within sectors detracted from excess returns as information technology (“IT”), industrials and financials drove underperformance. Sector selection, on the other hand, contributed over the year, driven by an underweight position to energy and an overweight position to IT. As of the end of the year, the Fund was most overweight in IT and consumer discretionary relative to the benchmark. Conversely, the Fund was most underweight in utilities, energy and real estate.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/AQR Managed Futures Strategy Fund AQR Capital Management, LLC (Unaudited)

JNL/AQR Managed Futures Strategy Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	-1.97%	1 Year	-1.69%
5 Year	-4.29	5 Year	-4.03
Since Inception	-0.46	Since Inception	-0.23
‡Inception date August 29, 2011
†Inception date August 29, 2011
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Other Short Term Investments††	100.0%
Total Investments	100.0%

††In general, the Fund uses derivatives as direct substitutes for investment in commodities, developed market stock indices, government bonds and currencies. Please refer to the Schedule of Investments for the Fund's derivative investments.

For the year ended December 31, 2020, JNL/AQR Managed Futures Strategy Fund underperformed its primary benchmark by posting a return of -1.97% for Class A shares compared to 0.67% for the ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index. The Fund underperformed its other benchmark of 6.28% for the SG Trend Index.

The Fund invests, both long and short, primarily in futures and currency forward contracts to gain economic exposure to global equity, fixed income, commodity and currency markets. These derivative positions are responsible for substantially all the performance in the Fund. By asset class, currencies (-7.3%) and equities (-3.3%) detracted while commodities (+5.1%) and fixed income (+4.9%) contributed positively to performance, all gross of fees. Long-term signals and over extended signals detracted while short-term signals provided some offsetting gains over the year.

The Fund concluded 2020 with a modest negative return and realized negative equity market correlation over the full year. Losses were driven by mid year reversals in currencies and equities. However, the Fund delivered positive performance during the COVID-19 (“COVID”) crisis and October equity sell off, providing diversification to investors when most needed this year.

Currencies was the worst performing asset class due to large reversals in the U.S. Dollar and Japanese Yen after initial gains in the COVID pandemic. Equities also detracted driven by the large equity market reversal in the first quarter as economic activity slowed due to COVID. Fixed income contributed positively to performance as bullish trends continued on weak economic data and COVID restrictions, despite reversals near the end of the year on positive vaccine trials. Commodities contributed positively to performance, benefiting from early year declines in oil and natural gas, a strong gold rally due to declining real interest rates and late year rallies in agricultural commodities as economic activity recovered.

JNL/BlackRock Advantage International Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Advantage International Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	6.82%	1 Year	7.19%
Since Inception	8.40	Since Inception	8.76
‡Inception date June 24, 2019
†Inception date June 24, 2019

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	16.1%
Consumer Discretionary	15.1
Industrials	14.0
Consumer Staples	11.5
Health Care	10.4
Information Technology	9.2
Materials	7.5
Utilities	3.4
Communication Services	3.4
Energy	3.0
Real Estate	2.8
Warrants	-
Rights	-
Other Short Term Investments	2.7
Securities Lending Collateral	0.9
Total Investments	100.0%

For the year ended December 31, 2020, JNL/BlackRock Advantage International Fund underperformed its primary benchmark by posting a return of 6.82% for Class A shares compared to 7.82% for the MSCI EAFE Index (Net).

The Fund seeks to achieve consistent outperformance its benchmark while maintaining a similar risk profile to the benchmark, all at a low cost. Stock selection is driven by a systematic process leveraging advanced data and technology, by which the Fund’s investment model systematically evaluates thousands of international stocks daily across three broad areas: company fundamentals, sentiment and macro themes.

After underperforming during the first quarter, the Fund provided gains over the second quarter. However, performance eroded in the second half of 2020 as the challenging market backdrop led to the negative relative performance for the year. In the first quarter, the sharp inflection point caused by COVID-19 related lockdowns proved challenging for the Fund with losses across sentiment and contrarian stock selection insights. Notably during March, extreme deleveraging over the year negatively impacted insights that seek to capture sentiment from informed investor positioning. Notably, these insights were able to provide strong gains during the second quarter. This was highlighted by strength from trend based insights that use alternative, higher frequency data which were able to identify the emerging recovery theme. Unfortunately, performance ultimately gave way during the tumultuous second half of the year. Particularly the fourth quarter proved challenging for sentiment based insights. During October trend based sentiment insights, designed to position for expected fundamental trends, struggle against the increasingly macro driven market. Performance challenges within these group of signals broadened in November amid the sharp momentum rotation.

Fundamental measures had a difficult time tracking the fast changing market environment struggling in all four quarters. Prior to March, detractors were heavily tilted towards quality based segments of the composite. Leading up to the second half of 2020, flow based contrarian insights and signals looking for reversals of historical returns declined. This highlights the challenging performance for valuation measures during the year. Somewhat surprisingly, the contrarian insights failed to provide ballast during the rotation in November. Moreover, for the entire year, valuation measures struggle as investors preferred growth positions. Providing some relief was a quality insight that puts weight on firms with founder led ownership structures. One theme that persisted during the year was performance strength from environmental, social and corporate governance related measures which provided differentiated sources of returns to offset broader weakness. Macro and thematic insights were rather negligible as country timing insights aided performance, while industry timing measures detracted moderately.

JNL/BlackRock Global Allocation Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Global Allocation Fund

††36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index

Average Annual Total Returns*
Class A		Class I
1 Year	18.94%	1 Year	19.23%
5 Year	8.89	5 Year	9.17
10 Year	6.36	10 Year	6.61
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	15.9%
Government Securities	12.3
Health Care	10.3
Consumer Discretionary	9.3
Financials	8.9
Industrials	7.8
Communication Services	7.2
Investment Companies	5.7
Materials	4.8
Consumer Staples	2.9
Energy	2.3
Utilities	2.0
Real Estate	1.2
Non-U.S. Government Agency ABS	1.1
U.S. Government Agency MBS	-
Warrants	-
Other Short Term Investments	6.9
Securities Lending Collateral	1.4
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/BlackRock Global Allocation Fund outperformed its primary benchmark by posting a return of 18.94% for Class A shares compared to 15.90% for the MSCI World Index (Net). The Fund outperformed its blended benchmark return of 13.34% for the 36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index.

Within equities, stock selection within a number of sectors, notably information technology (“IT”) and consumer discretionary, contributed to performance. Sector positioning, primarily an underweight to energy was additive. Within fixed income, yield curve positioning at the long end of the curve and exposure to U.S. credit positively impacted returns. Exposure to gold related securities also contributed to performance.

Within equities, security selection within industrials and materials detracted from performance. Exposure to cash and cash equivalents negatively impacted returns. Currency management, notably an underweight to the Australian Dollar and overweight to the U.S. Dollar, weighed on performance.

While the Fund’s overall equity allocation remained at 67% of net assets at both December 31, 2019 and December 31, 2020, exposure was tactically managed throughout the year. Within equities, the Fund increased exposure to continental Europe, notably the Netherlands, Germany, Sweden and the UK, and decreased exposure to Japan and the U.S. From a sector perspective, the Fund increased exposure to IT, materials and consumer discretionary, and decreased exposure to financials, consumer staples, energy and communication services. The Fund’s allocation to fixed income decreased from 24% to 22% of net assets. Within fixed income, the Fund decreased exposure to government bonds and securitized debt. From a duration perspective, the Fund increased total portfolio duration from 1.5 years to 1.9 years during the year. The Fund’s allocation to commodity related securities decreased slightly from 2% to 1% of net assets. Reflecting the above changes, the Fund’s cash equivalents increased from 7% to 10% of net assets.

Relative to the Fund’s benchmark, the Fund was overweight equities and underweight fixed income, with modest exposure to commodity related and an overweight to cash equivalents. Within equities, the Fund was overweight the U.S., continental Europe and China, and underweight Japan. From a sector perspective, the Fund was overweight IT, health care, consumer discretionary, materials, industrials and communication services and underweight consumer staples, financials and real estate. Within fixed income, the Fund was underweight developed market government bonds and overweight credit and securitized debt. From a duration perspective, the total portfolio duration was 1.9 versus its benchmark duration of 2.8 (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight the Euro, underweight the Australian Dollar and neutrally positioned towards the U.S. Dollar.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the year, the Fund’s use of derivatives contributed to the Fund’s performance

JNL/BlackRock Global Natural Resources Fund BlackRock International Ltd. (Unaudited)

JNL/BlackRock Global Natural Resources Fund

††75% MSCI Natural Resources Index (Net), 25% Bloomberg Commodity Index

Average Annual Total Returns
Class A		Class I
1 Year	4.29%	1 Year	4.61%
5 Year	4.00	5 Year	4.26
10 Year	-2.04	10 Year	-1.81

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

BlackRock Investment Management LLC assumed portfolio management responsibility on October 11, 2010.

BlackRock International Limited assumed portfolio management responsibility on September 25, 2017.

Composition as of December 31, 2020:
Materials	55.4%
Energy	33.5
Consumer Staples	5.8
Information Technology	2.2
Industrials	1.3
Consumer Discretionary	1.2
Warrants	0.1
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/BlackRock Global Natural Resources Fund outperformed its primary benchmark by posting a return of 4.29% for Class A shares compared to -0.05% for the S&P Global Natural Resources Index (Net). The Fund outperformed its blended benchmark return of -3.80% for the 75% MSCI Natural Resources Index (Net), 25% Bloomberg Commodity Index.

The outperformance was primarily driven by positive stock selection in the mining sub sector of the Fund. Despite equity market volatility throughout the year, the gradual re-opening of the world economy, together with the announcements that several COVID-19 vaccines were on the way, led to a meaningful improvement in the demand outlook. Commodity related equities delivered a robust gain, with the best performance occurring from late October onward.

Energy experienced an unprecedented demand shock. However, the progress with the vaccine was helpful for oil demand, particularly Asian energy demand which has bounced back post lockdown. Liquified natural gas prices are subsequently close to all time highs. Mined commodity prices performed well almost across the board, as positive economic data from China indicated a recovery in industrial activity. In the agriculture space, crop prices have rallied to eight year highs and we expect them to maintain these levels for the near term.

Within the Fund, its underweight position in Exxon Mobil Corporation contributed to relative performance. The expectation that the company would be taking a large write down of legacy natural gas assets contributed to underperformance of the company’s share price.

The Fund’s overweight position in Russian gold producer, Public Joint Stock Society "Polyus", was also one of the top performers over the year. The company experienced strong growth in earnings during the year, as gold prices rose and the Russian Ruble depreciated against the U.S. Dollar.

On the other hand, the Fund’s underweight position in Newmont Corporation was a notable detractor after the company released stronger than expected third quarter results and increased its quarterly dividend by 60%.

JNL/BlackRock Large Cap Select Growth Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Large Cap Select Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	38.43%	1 Year	38.85%
5 Year	20.16	5 Year	20.48
10 Year	16.20	10 Year	16.57

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

BlackRock Investment Management LLC assumed portfolio management responsibility on September 16, 2013.

Composition as of December 31, 2020:
Information Technology	44.6%
Consumer Discretionary	19.7
Communication Services	12.5
Health Care	9.4
Industrials	4.7
Financials	3.8
Materials	3.0
Real Estate	1.7
Other Short Term Investments	0.6
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2020, JNL/BlackRock Large Cap Select Growth Fund underperformed its primary benchmark by posting a return of 38.43% for Class A shares compared to 43.06% for the MSCI USA Growth Index (Gross).

During the year, selection in communication services and positioning in consumer discretionary and consumer staples were key contributors to relative performance, while selection in information technology (“IT”) and health care and positioning in financials were the largest detractors from relative returns. The largest contributor to relative performance was communication services, where selection within interactive media and services drove strength during the year. Notably, an off benchmark position in Snap Inc. was a key contributor to relative performance during the year. In consumer discretionary, selection within internet and direct marketing retail added value. Overweight positions in e-commerce leaders, MercadoLibre S.R.L and Amazon.com, Inc., contributed to outperformance as the companies’ leadership in e-commerce and the cloud allows them to capitalize on several accelerating trends. Lastly, selective positioning in consumer staples drove relative results, as many staples sub sectors suffered from COVID-19 (“COVID”) headwinds.

At the sector level, IT was the largest detractor from relative performance driven by a substantial underweight to technology hardware, storage and peripherals. Specifically, a large underweight to Apple Inc., a key technology hardware name weighed on relative returns. Next, selection in health care detracted from relative performance. Notably, an overweight position in Boston Scientific Corporation weighed on performance as the company suffered from COVID related concerns for nearly all elective procedures. Lastly, positioning in financials weighed on results led by an overweight to capital markets which underperformed as the impacts on COVID disrupted businesses including CME Group Inc. Due to a combination of portfolio trading activity and market movements during the year, the largest increases in active weights were in IT and industrials. These moves were driven by adding to IT services in IT and to aerospace and defense in industrials. Conversely, the largest reductions in active sector weights were in health care and consumer staples. These changes were primarily driven by reducing exposure to health care equipment and supplies and beverages, respectively.

JNL/Boston Partners Global Long Short Equity Fund Boston Partners Global Investors, Inc. (Unaudited)

JNL/Boston Partners Global Long Short Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	-0.29%	1 Year	0.00%
5 Year	0.76	5 Year	N/A
Since Inception	1.31	Since Inception	-0.34%
‡Inception date September 15, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Materials	19.1%
Consumer Discretionary	17.9
Industrials	15.9
Financials	15.1
Information Technology	14.1
Energy	6.9
Health Care	6.0
Communication Services	2.2
Utilities	2.2
Consumer Staples	(0.7)
Other Short Term Investments	1.3
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/Boston Partners Global Long Short Equity Fund underperformed its primary benchmark by posting a return of -0.29% for Class A shares compared to 15.90% for the MSCI World Index (Net).

The Fund finished the year ahead of value indices but lagged the MSCI World Index in an environment where the MSCI World Growth Index beat the MSCI World Value Index by roughly 35%.

The Fund’s long portfolio returned 9.25%, underperforming the benchmark. The Fund is underweight large and mega cap growth stocks, favoring mid cap value stocks which posed a significant headwind through the first three quarters of the year. Information technology (“IT”), materials and consumer discretionary were the top long contributors in 2020. Within IT, semiconductor equipment and manufacturers performed well this year as demand for semiconductors have been stronger than expected during the COVID-19 crisis. In materials, gold miner positions outperformed from rising gold prices. In consumer discretionary, household durable positions were strong contributors benefitting from a greater than anticipated housing market supported by record low mortgage rates.

The Fund’s short portfolio appreciated 33.34%, hurting performance as expensive, low quality small and mid cap stocks have been strong performers during the year. IT was the leading absolute detractor, along with communication services and consumer discretionary. Within IT, software names with poor free cash flow, low margins and extreme price to sales multiples detracted from performance. In communication services, an interactive media and services position appreciated on increased user growth yet remains profitless. In consumer discretionary, an auto manufacturer rose during the year on inclusion within the S&P 500 Index.

During the year, net exposure increased within consumer discretionary and IT while decreasing in energy and communication services. We increased exposure to Emerging Markets and Europe and reduced exposure to North America over the year.

The Fund ended the year with 67% net long exposure, including derivatives, with net exposure highest in consumer discretionary followed by materials. From a regional perspective, net exposure remains highest to North America, followed by Europe. Derivatives did not materially impact performance during the year.

JNL/Causeway International Value Select Fund Causeway Capital Management LLC (Unaudited)

JNL/Causeway International Value Select Fund

Average Annual Total Returns
Class A		Class I
1 Year	5.89%	1 Year	6.23%
5 Year	5.95	5 Year	6.23
10 Year	3.63	10 Year	3.86

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	21.6%
Industrials	21.4
Information Technology	14.6
Health Care	11.8
Consumer Discretionary	9.4
Materials	6.5
Consumer Staples	6.0
Utilities	3.4
Energy	3.0
Communication Services	1.5
Warrants	-
Other Short Term Investments	0.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Causeway International Value Select Fund outperformed its primary benchmark by posting a return of 5.89% for Class A shares compared to -2.63% for the MSCI EAFE Value Index (Net).

The Fund’s holdings in technology hardware and equipment, transportation and capital goods, as well as an overweight position in semiconductors and semi equipment and banks, contributed to relative performance. Holdings in energy, automobiles and components and food beverage and tobacco, along with an underweight position in utilities and diversified financials, offset some of the outperformance compared to the Index. The top contributor to return was semiconductor company, Infineon Technologies AG. Other notable contributors included electronic equipment manufacturer, Samsung Electronics Co Ltd: airliner manufacturer, Airbus SE, electronic components manufacturer, Murata Manufacturing Co., Ltd. and industrial conglomerate, Siemens Aktiengesellschaft. The largest detractor was oil exploration and production company, Ovintiv Exploration Inc. Additional notable detractors included banking and financial services company, UniCredit S.p.A., crude oil and natural gas company, BP P.L.C., energy supermajor, Royal Dutch Shell PLC, and jet engine manufacturer, Rolls-Royce Holdings plc.

As economies return to normal in 2021, we expect the narrow concentration of performance in global indices, as well as the value growth spread to reverse. We believe that the rally in economically sensitive stocks should continue in 2021, amplified by those companies who have used this crisis to eliminate excess cost and boost efficiency, resulting in increased profitability as revenues recover. We have deliberately emphasized these companies engaging in operational restructuring. As profitability recovers, so should free cash flow. We are optimistic that companies will return surplus cash to shareholders in the form of dividends and share buybacks in 2021, an important component of total return. We believe the consequences of record high levels of fiscal and monetary stimulus will, at some stage, feed into the real economy. A value focused Fund remains, in our view, one of the few ways to hedge higher interest rates and/or inflation.

JNL/ClearBridge Large Cap Growth Fund ClearBridge Investments, LLC (Unaudited)

JNL/ClearBridge Large Cap Growth Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	30.50%	1 Year	30.96%
Since Inception	20.93	Since Inception	21.27
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	39.4%
Consumer Discretionary	16.6
Health Care	14.4
Communication Services	10.6
Industrials	9.2
Consumer Staples	4.1
Real Estate	1.6
Materials	1.4
Other Short Term Investments	2.3
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL/ClearBridge Large Cap Growth Fund underperformed its primary benchmark by posting a return of 30.50% for Class A shares compared to 43.06% for the MSCI USA Growth Index (Gross).

The Fund underperformed due to stock selection as well as sector allocation. Stock selection in information technology (“IT”), consumer discretionary and communication services were the primary detractors from relative performance. Stock selection in financials, an underweight to IT and an overweight to industrials also weighed on results. On the positive side, stock selection in industrials and real estate and an underweight to financials were the primary contributors to relative returns.

Stock selection within IT was detrimental due primarily to underperformance of software stocks Nutanix, Inc. (“Nutanix”), Oracle Corporation (“Oracle”) and VMware, Inc. and an underweight to the high beta, mega cap momentum names that have led market performance over the last twelve months. The Fund exited Oracle and has seen better recent results from Nutanix. Stock selection in communication services was also a detractor as normally defensive names Comcast Corporation (“Comcast”) and The Walt Disney Company (“Disney”) sold off due to the closure of theme parks, live sports and related entertainment activity that have impacted near term results. Comcast has partially offset its entertainment weakness with strong broadband growth while Disney is seeing improving results from the strong debut of its streaming service. Top contributors Microsoft Corporation, Apple Inc., NVIDIA Corporation, Adobe Inc. and Qualcomm Incorporated, were standouts in IT, as they maintain leadership positions in secular growth areas that have been accelerated by the work from home and stay at home environments. Amazon.com, Inc. has also continued to thrive on both the e-commerce and cloud front while Aptiv PLC has surged on growing demand for electric vehicles. For some time, the Fund has been positioned for an environment of low economic growth. That was certainly the case for much of 2020 as the economy suffered through a sharp but brief recession. As we enter the new year, the economy is still down 10 million jobs from its pre COVID-19 (“COVID”) peak and a recent surge in infections has caused jobless claims to move higher again. What’s uncertain is whether the economy is hitting a rough patch or headed for a double dip recession. We think the former scenario is more likely as the successful distribution of COVID vaccines, combined with new fiscal stimulus, continued monetary accommodation and a Wall Street friendly divided Congress, could lead to reasonable gross domestic product growth in 2021.

JNL/DFA International Core Equity Fund Dimensional Fund Advisors LP (Unaudited)

JNL/DFA International Core Equity Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	6.96%	1 Year	7.35%
Since Inception	10.07	Since Inception	10.46
‡Inception date June 24, 2019
†Inception date June 24, 2019
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Industrials	18.0%
Financials	14.8
Consumer Discretionary	13.9
Materials	11.5
Consumer Staples	8.8
Information Technology	7.9
Health Care	7.0
Communication Services	5.2
Energy	4.2
Utilities	3.8
Real Estate	2.3
Rights	-
Warrants	-
Securities Lending Collateral	1.4
Other Short Term Investments	1.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DFA International Core Equity Fund underperformed its primary benchmark by posting a return of 6.96% for Class A shares compared to 7.59% for the MSCI World ex USA Index (Net).

The Developed ex U.S. market had positive performance for the year. With MSCI indices used as proxies, the Developed ex U.S. market had a return of 8.8% as measured by MSCI World ex USA IMI Index (Gross). Small caps outperformed large caps by 5.1% as measured by MSCI World ex USA Small Cap Index (Gross) and MSCI World ex USA Index (Gross), respectively. Large cap value stocks underperformed large cap growth stocks by 21.4% as measured by MSCI World ex USA Value Index (Gross) and MSCI World ex USA Growth Index (Gross), respectively. Small cap value stocks underperformed small cap growth stocks by 20.1% as measured by MSCI World ex USA Small Cap Value Index (Gross) and MSCI World ex USA Small Cap Growth Index (Gross dividends), respectively.

With low relative price (value) stocks underperforming high relative price (growth) stocks, the Fund’s greater emphasis on value stocks detracted from relative performance. Conversely, the Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to relative performance, as small caps outperformed large caps.

JNL/DFA U.S. Core Equity Fund Dimensional Fund Advisors LP (Unaudited)

JNL/DFA U.S. Core Equity Fund

Average Annual Total Returns*
Class A		Class I
1 Year	15.85%	1 Year	16.30%
5 Year	13.67	5 Year	14.03
10 Year	12.01	10 Year	12.30
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Dimensional Fund Advisors LP assumed portfolio responsibility on April 30, 2012.

Composition as of December 31, 2020:
Information Technology	24.7%
Financials	13.2
Industrials	12.4
Health Care	12.3
Consumer Discretionary	12.2
Communication Services	8.4
Consumer Staples	6.6
Materials	4.1
Utilities	2.7
Energy	2.6
Real Estate	0.3
Rights	-
Securities Lending Collateral	0.3
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DFA U.S. Core Equity Fund underperformed its primary benchmark by posting a return of 15.85% for Class A shares compared to 21.10% for the MSCI USA IMI Index (Gross).

The U.S. market had positive performance for the year. With MSCI indices used as proxies, the U.S. market had a return of 21.1% as measured by MSCI USA IMI Index (Gross). Small caps underperformed large caps by 2.2% as measured by MSCI USA Small Cap Index (Gross) and MSCI USA Large Cap Index (Gross), respectively. Large cap value stocks underperformed large cap growth stocks by 42.7% as measured by MSCI USA Large Cap Value Index (Gross) and MSCI USA Large Cap Growth Index (Gross), respectively. Small cap value stocks underperformed small cap growth stocks by 30.1% as measured by MSCI USA Small Cap Value Index (Gross) and MSCI USA Small Cap Growth Index (Gross).

With low relative price (value) stocks underperforming high relative price (growth) stocks, the Fund’s greater emphasis on value stocks had a negative impact on relative performance. Conversely, at the sector level, the Fund’s general exclusion of real estate investment trusts (“REITs”) had a positive impact on relative performance, as REITs underperformed the benchmark.

JNL/DFA U.S. Small Cap Fund Dimensional Fund Advisors LP (Unaudited)

JNL/DFA U.S. Small Cap Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	13.18%	1 Year	13.54%
5 Year	10.61	5 Year	N/A
Since Inception	10.75	Since Inception	7.81
‡Inception date September 10, 2012
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	20.3%
Industrials	18.9
Consumer Discretionary	15.6
Information Technology	13.5
Health Care	10.7
Materials	6.0
Consumer Staples	4.4
Energy	3.7
Utilities	2.6
Communication Services	2.5
Real Estate	0.9
Rights	-
Securities Lending Collateral	0.9
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DFA U.S. Small Cap Fund underperformed its primary benchmark by posting a return of 13.18% for Class A shares compared to 18.90% for the MSCI USA Small Cap Index (Gross).

The U.S. market had positive performance for the year. The return for the broad U.S. market as measured by the MSCI USA IMI Index (Gross) was 21.1%. Small cap securities underperformed the broad market, returning 18.9% as measured by the MSCI USA Small Cap Index (Gross).

The Fund’s exclusion of stocks with the lowest profitability and highest relative price detracted from relative performance, as those securities outperformed. With small cap stocks with larger market capitalizations outperforming small and micro cap stocks, the Fund’s greater emphasis on small and micro cap stocks also detracted from relative performance. The Fund’s exclusion of small and micro cap stocks with high asset growth detracted from relative performance, as those securities outperformed. At the sector level, the Fund's general exclusion of real estate investment trusts (“REITs”) contributed positively to relative performance, as REITs underperformed the benchmark.

JNL/DoubleLine Core Fixed Income Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Core Fixed Income Fund

Average Annual Total Returns
Class A		Class I
1 Year	5.09%	1 Year	5.34%
5 Year	4.08	5 Year	4.34
10 Year	3.53	10 Year	3.76

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

DoubleLine Capital LP assumed portfolio management responsibility on September 25, 2017.

Composition as of December 31, 2020:
Government Securities	25.5%
Non-U.S. Government Agency ABS	24.7
U.S. Government Agency MBS	16.8
Financials	7.2
Utilities	4.1
Energy	2.6
Industrials	2.5
Communication Services	2.3
Consumer Discretionary	2.2
Health Care	2.1
Information Technology	1.7
Materials	1.7
Consumer Staples	1.6
Real Estate	1.1
Other Equity Interests	-
Other Short Term Investments	3.7
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DoubleLine Core Fixed Income Fund underperformed its primary benchmark by posting a return of 5.09% for Class A shares compared to 7.51% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s underperformance was driven by its shorter duration profile and underweight corporate credit positioning relative to the benchmark during the year. The emergence of COVID-19 (“COVID”) and the subsequent lockdowns it caused throughout the world all but halted economic activity during the first quarter of 2020. As uncertainty surrounding the duration and severity of the pandemic continued to grow, investors fled risk assets in search of safety, causing U.S. Treasury (“UST”) yields to fall and credit spreads to blow out. While the injection of monetary and fiscal support into many global economies led to a strong recovery in risk asset prices during the second half of 2020, many sectors still finished the year with spreads at wider levels than they started it with. UST were the top performing sector over the period and benefitted from the steep drop in yields across all tenors of the UST curve. Investment grade corporate credit also posted strong returns due to its longer duration profile and Federal Reserve purchase support it received early in the pandemic. While the performance of high-yield and emerging market debt was negatively impacted from spreads blowing out at the beginning of the year, both sectors finished the year with positive returns and were among the top performing sectors during the second half of 2020. Floating rate sectors such as collateralized loan obligations and bank loans underperformed the benchmark as they became less attractive to investors when their coupons fell during the pandemic. Non-agency commercial mortgage backed securities and asset-backed securities detracted from relative performance over the period due to their exposure to industries more acutely impacted by COVID such as retail, hospitality, and air travel.

JNL/DoubleLine Emerging Markets Fixed Income Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Emerging Markets Fixed Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	3.04%	1 Year	3.34%
Since Inception	4.98	Since Inception	3.67
‡Inception date April 25, 2016
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	35.8%
Government Securities	17.6
Energy	13.0
Utilities	10.9
Materials	8.9
Consumer Discretionary	4.0
Communication Services	3.0
Consumer Staples	2.8
Industrials	1.8
Health Care	0.1
Information Technology	-
Securities Lending Collateral	1.1
Other Short Term Investments	1.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DoubleLine Emerging Markets Fixed Income Fund underperformed its primary benchmark by posting a return of 3.04% for Class A shares compared to 5.26% for the JPMorgan EMBI Global Diversified Index. The Fund underperformed its other benchmark return of 7.13% for the JPMorgan CEMBI Broad Diversified Index.

Emerging market (“EM”) sovereign and corporate external bonds posted positive performance in 2020. In late February and the first three weeks of March 2020, EM spreads widened sharply to levels that had not been reached since the global financial crisis in 2008 as global markets grappled with the impact of widespread economic shutdowns in response to the COVID-19 (“COVID”) pandemic. Following unprecedented global central bank accommodation, large government support programs, and improved investor sentiment as economies started to gradually re-open, EM spreads tightened significantly in the second and third quarters. Investor sentiment improved further against a backdrop of promising COVID vaccine trial results and speedy regulatory approvals in the fourth quarter. The positive return during the year was driven by lower U.S. Treasury (“UST”) yield and accrued interest, which offset wider credit spreads. The spread over U.S. Treasuries widened by 61 basis points (“bps”) to 352 bps, while 2-year and 10-year UST yields fell by 145 bps and 100 bps to 0.12% and 0.91%, respectively.

The Fund benefitted from its positioning in specific Latin American countries, including Brazil, Peru, and Mexico. However, its overweight positioning in Asia detracted from relative performance, as did its underweight positioning in Europe and Africa, which were the best performing regions. The Fund’s lower duration relative to the benchmark in a period of significantly falling yields also detracted from relative performance, The Fund’s duration moderately increased from 4.02 to 4.15 years over the year ending December 31, 2020 (versus the benchmark’s duration of 8.29 years as of end December 2020).

Credit spreads in the EM asset class have rallied sharply after the widening seen in the February to March time period, but ended at wider level than the beginning of the year. Risk appetite for the first quarter of 2021 will largely be driven by the trajectory of coronavirus mutations and infections, government containment measures, as well as developments around vaccine deployment, safety and efficacy. Other risk appetite factors include the outcome of U.S. Georgia Senate elections and prospects for additional fiscal stimulus, a busy global political calendar, the potential for a rise in inflation, and elevated sentiment with risk assets generally near all time highs.

JNL/DoubleLine Shiller Enhanced CAPE Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Shiller Enhanced CAPE Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	15.18%	1 Year	15.53%
5 Year	16.26	5 Year	N/A
Since Inception	17.49	Since Inception	14.94
‡Inception date September 28, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Non-U.S. Government Agency ABS	47.2%
Government Securities	20.0
U.S. Government Agency MBS	6.9
Financials	5.6
Health Care	1.7
Consumer Discretionary	1.5
Industrials	1.2
Information Technology	1.2
Communication Services	1.1
Utilities	1.0
Energy	1.0
Materials	0.9
Consumer Staples	0.8
Real Estate	0.4
Other Short Term Investments	9.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DoubleLine Shiller Enhanced CAPE Fund underperformed its primary benchmark by posting a return of 15.18% for Class A shares compared to 18.40% for the S&P 500 Index.

The objective of the Fund is to outperform the returns of the benchmark S&P 500 Index. The Fund seeks to do this through exposure to the Shiller Barclays CAPE U.S. Sector Index (“CAPE Index”), collateralized by a short intermediate duration multi-sector fixed income portfolio. In 2020, the Fund modestly underperformed its benchmark and while greatly exceeding the Russell 1000 Value Index, representing the U.S. large cap value market, which gained 2.80%. The CAPE Index slightly underperformed the S&P 500 Index in 2020. Over the course of the year, the CAPE Index was allocated to seven sectors: communication services, consumer staples, industrials, materials, financials, real estate and technology. Six of these sectors contributed positively to returns during 2020, with information technology, communication services, and industrials making the greatest positive contributions. Materials was the only sector to detract from returns. During the year, the Fund’s exposure to the CAPE Index was achieved entirely through swap agreements. The fixed income collateral portfolio contributed positively to the Fund’s returns in 2020. The three best performing sectors in the collateral portfolio were emerging markets fixed income), governments securities, and collateralized loan obligations. The three weakest sectors were commercial mortgage backed securities, bank loans and asset-backed securities.

JNL/DoubleLine Total Return Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Total Return Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	2.66%	1 Year	3.01%
5 Year	3.23	5 Year	N/A
Since Inception	3.33	Since Inception	3.45
‡Inception date September 16, 2013
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
U.S. Government Agency MBS	46.4%
Non-U.S. Government Agency ABS	42.5
Government Securities	8.6
Other Short Term Investments	2.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/DoubleLine Total Return Fund underperformed its primary benchmark by posting a return of 2.66% for Class A shares compared to 7.51% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The emergence of COVID-19 (“COVID”) and the subsequent lockdowns it caused throughout the world all but halted economic activity during the first quarter of 2020. As global economies locked down, investors fled risk assets in search of safety, causing U.S. Treasury yields to fall sharply, credit spreads to widen significantly, and central banks to take swift policy action to aid economic recovery. While the injection of monetary and fiscal support into many global economies led to a strong recovery in the price of risk assets during the second half of the year, many sectors still finished the year with spreads at wider levels than they started it with. Nonetheless, the fund managed to deliver positive total returns. The best performing sectors within the Fund were Agency mortgage backed securities and U.S. Treasuries which strongly benefitted initially amidst a nearly universal flight to quality, falling rates, and the implementation of the Federal Reserve quantitative easing program. Non-agency residential mortgage backed securities also bolstered returns as credit trends for this sector generally surprised investors to the upside after the initial lockdown early in the year. Commercial mortgage backed securities and asset-backed securities were accretive to performance, though these assets were especially impacted by the COVID related lockdowns as the travel and leisure segments of the economy were completely shut down in many parts of the world. However, the announcement of the COVID vaccines in November of this year was a terrific catalyst for these securities.

JNL/Fidelity Institutional Asset Management Total Bond Fund FIAM LLC (Unaudited)

JNL/Fidelity Institutional Asset Management Total Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	8.41%	1 Year	8.66%
5 Year	4.15	5 Year	4.43
10 Year	3.92	10 Year	4.16

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

FIAM LLC assumed portfolio management responsibility on June 24, 2019.

Composition as of December 31, 2020:
Government Securities	30.0%
U.S. Government Agency MBS	13.8
Financials	12.8
Non-U.S. Government Agency ABS	6.6
Energy	5.9
Communication Services	4.2
Consumer Discretionary	2.9
Consumer Staples	2.9
Real Estate	2.5
Industrials	2.3
Utilities	1.8
Health Care	1.7
Information Technology	1.4
Materials	1.2
Warrants	-
Other Short Term Investments	9.6
Securities Lending Collateral	0.4
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/Fidelity Institutional Asset Management Total Bond Fund outperformed its primary benchmark by posting a return of 8.41% for Class A shares compared to 7.51% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The broad fixed income market experienced strong returns in 2020. Early in the year this was driven by a flight to safety as the market grew concerned over the impact of the pandemic. This drove bond yields sharply lower led by U.S. Treasuries which were partially offset by wider spreads on risk assets. Through the rest of the year, meaningful actions taken by the U.S. Federal Reserve helped to keep yields on Treasuries low and drove spreads meaningfully tighter.

The Fund meaningfully increased its exposure to investment grade corporate bonds late in the first quarter and early in the second quarter at very attractive levels. These bonds subsequently experienced very strong returns as spreads tightened to multi year lows. The Fund’s large position in investment grade corporates compared to the benchmark greatly benefited relative performance. The Fund’s relative performance was also helped by an increase in its high-yield corporate bond position which performed well during the fourth quarter and also by its holdings of Treasury Inflation Protected Securities which were boosted by rising inflation expectations.

The Fund’s return relative to the benchmark was modestly hurt by its exposure to certain entities related to energy and also by exposure to bonds backed by leases on airplanes which were both hurt by pandemic related concerns.

JNL/First State Global Infrastructure Fund First Sentier Investors (Australia) IM Ltd. (Unaudited)

JNL/First State Global Infrastructure Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	-3.68%	1 Year	-3.40%
5 Year	7.20	5 Year	7.47
Since Inception	7.21	Since Inception	7.46
‡Inception date December 12, 2011
†Inception date December 12, 2011

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

First Sentier Investors (Australia) IM Ltd. assumed portfolio management responsibility on August 13, 2018.

Composition as of December 31, 2020:
Utilities	50.9%
Industrials	30.2
Real Estate	9.3
Energy	6.2
Communication Services	0.9
Securities Lending Collateral	1.6
Other Short Term Investments	0.9
Total Investments	100.0%

For the year ended December 31, 2020, JNL/First State Global Infrastructure Fund outperformed its primary benchmark by posting a return of -3.68% for Class A shares compared to -6.49% for the S&P Global Infrastructure Index (Net).

The Fund uses a disciplined, bottom-up investment process with an equal emphasis on quality and valuation which aims to identify mispricing. As a result, the Fund’s relative performance tends to be driven primarily by stock selection.

The Fund invests in the shares of companies that own or operate infrastructure assets. The investment objective of the Fund is to seek total return through growth of capital and inflation protected income.

The Fund invests in a range of global listed infrastructure assets including toll roads, airports, ports, railroads, utilities, pipelines, and wireless towers.

The coronavirus pandemic triggered elevated levels of volatility in financial markets during the year under review. Global listed infrastructure fell sharply, along with global equities, as the spread of coronavirus led authorities to shut down activity during the first half of the year. The asset class then recovered ground; helped by substantial central bank stimulus, easing lockdown measures and, by November, positive vaccine news.

Holdings in tower stocks including SBA Communications Corporation contributed positively to Fund performance. Towers outperformed on the view that structural growth in demand for mobile data would be unaffected – and probably strengthened – by the global response to the coronavirus pandemic. U.S. freight rail operators including Norfolk Southern Corporation were supported by resilient haulage volumes, while substantial headcount reductions aided profit margins.

However Japanese passenger rail companies including East Japan Railway Company underperformed as coronavirus shutdown measures led to sharp declines in passenger volumes. Near term concerns for lower demand owing to the pandemic, along with a growing focus on the longer term headwinds facing fossil fuels, weighed on energy infrastructure stocks including Enterprise Products Partners L.P.

A worsening of the COVID-19 situation could lead to the implementation of more stringent lockdown measures, which would represent a risk to volume sensitive infrastructure assets. More positively, government attempts to improve weak economic fundamentals through infrastructure and green energy stimulus plans are likely to benefit many global listed infrastructure firms. A slow or uneven economic recovery would also favor infrastructure’s structural growth opportunities over more cyclical assets.

JNL/Franklin Templeton Global Multisector Bond Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Global Multisector Bond Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	-6.70%	1 Year	-6.40%
5 Year	0.40	5 Year	0.69
Since Inception	1.99	Since Inception	2.23
‡Inception date December 12, 2011
†Inception date December 12, 2011

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Government Securities	72.2%
Financials	-
Short Term Investments	27.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Franklin Templeton Global Multisector Bond Fund underperformed its primary benchmark by posting a return of -6.70% for Class A shares compared to 9.02% for the Bloomberg Barclays Multiverse Bond Index.

The Fund is benchmark unconstrained and seeks total return through a combination of interest income, capital appreciation and currency gains by investing primarily in debt securities of governments, government related entities and corporate issuers around the world. The strategy also uses derivatives, including interest rate swaps and currency forwards.

Early in 2020, the COVID-19 (“COVID”) pandemic upended economies and financial markets around the world. Global financial markets then rebounded from March’s extreme lows, supported by extraordinary measures from central banks and governments, as well as positive vaccine developments.

During the year, the Fund’s relative underperformance was primarily due to currency positions, followed by interest rate strategies and overall credit exposures. Among currencies, overweight positions in Latin America (the Brazilian Real and Argentine Peso) and Asia ex Japan (the Indonesian Rupiah) detracted from relative results. The Fund’s underweighted positions in the Euro, the Australian Dollar and the Mexican Peso also detracted from relative performance. However, its overweight position in the Japanese Yen contributed to relative results, as did overweight positions in northern European currencies (the Swedish Krona and Norwegian Krone). The strategy maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Underweighted duration exposure in the United States detracted from relative performance, as did select underweighted duration exposures in Europe. However, select overweight duration exposures in Latin America (Argentina and Mexico) and Africa (Ghana) contributed to relative results. Among credit exposures, underweighted exposure to corporate bonds detracted from relative return.

From a positioning standpoint, we continue to maintain low Fund duration. We are significantly underweight developed market duration and instead continue to emphasize select local currency bonds outside of the major developed markets, in countries that we view as having resilient fundamentals and attractive risk adjusted yields. We are holding various hedged and unhedged local currency positions. We are also focusing on value opportunities in specific currencies, focusing on countries with surplus economies. We also continue to broadly avoid credit sectors. Nonetheless, we have become increasingly constructive in various areas of the global fixed income markets, notably in areas of Asia, as we expect vaccine distributions to improve economic activity in the second half of 2021.

JNL/Franklin Templeton Growth Allocation Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Growth Allocation Fund

††50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index (Net), 25% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Total Returns*
Class A		Class I†
1 Year	11.28%	1 Year	11.61%
5 Year	8.50	5 Year	N/A
10 Year	7.46	10 Year	N/A
Since Inception	N/A	Since Inception	6.49
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	18.4%
Health Care	13.6
Industrials	11.3
Financials	9.6
Consumer Discretionary	7.4
Communication Services	6.0
Consumer Staples	6.0
Government Securities	5.3
Materials	4.0
U.S. Government Agency MBS	3.5
Utilities	3.2
Energy	3.2
Investment Companies	1.9
Real Estate	1.5
Equity Linked Structured Notes	1.3
Non-U.S. Government Agency ABS	0.4
Warrants	-
Other Short Term Investments	2.9
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Franklin Templeton Growth Allocation Fund underperformed its primary benchmark by posting a return of 11.28% for Class A shares compared to 13.51% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 14.32% for the 50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index (Net), 25% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes).

The key driver of the Fund’s relative underperformance was our allocation to the Franklin Income sleeve, which blends equity and fixed income holdings. Income strategies generally lagged as companies sought to preserve cash amidst the pandemic, and the Fund was challenged as yields dropped and companies reduced or eliminated dividends due to liquidity concerns. In contrast, cross asset allocation decisions contributed to relative returns, from both a cross asset and intra asset perspective.

The Fund’s investment objective is to deliver a long-term total return that is consistent with an acceptable level of risk by investing in a broad range of equity, fixed income and alternative asset classes globally.

During the year, the fund was generally overweight equities relative to the benchmark, and underweight fixed income, which aided relative performance as global equities broadly rallied. On an underlying fund level, Franklin Templeton Global Bond Fund detracted due to its risk off posture, high levels of cash and large exposure to safe haven assets, which did not respond as expected during the sharp, pandemic driven sell off in March. The Fund’s strategy also prevented it from participating in the ensuing rebound for risk assets. Turning to equities, the U.S. Smart Beta sleeve detracted, primarily due to its strategy construction methodology, which caps individual security weightings at 1% and limited exposure to large cap, technology names that led markets in 2020. The Emerging Markets Core Equity strategy also detracted.

Stock selection, predominantly among commodity oriented names, including a few state owned banks, weighed on returns as value—the styles and the factor inherent in smart beta strategies—lagged. Conversely, the Franklin International Growth sleeve was a relative contributor, outperforming the MSCI EAFE (by nearly 25%) and the MSCI EAFE Growth benchmarks. While the Franklin Growth strategy underperformed the Russell 1000 Growth benchmark due to its quality focus, it outperformed the broad Russell 1000 Index, due to its growth exposure, and contributed.

The impact of derivatives did not materially impact relative performance.

JNL/Franklin Templeton Income Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Income Fund

††50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index

Average Annual Total Returns
Class A		Class I
1 Year	0.87%	1 Year	1.15%
5 Year	7.05	5 Year	7.31
10 Year	5.84	10 Year	6.08

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Health Care	18.5%
Financials	14.3
Utilities	10.3
Consumer Staples	7.7
Equity Linked Structured Notes	7.7
Industrials	7.5
Communication Services	7.3
Energy	7.0
Information Technology	4.3
Government Securities	3.8
U.S. Government Agency MBS	3.3
Consumer Discretionary	3.1
Materials	3.1
Real Estate	0.6
Non-U.S. Government Agency ABS	0.3
Other Equity Interests	-
Securities Lending Collateral	1.1
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Franklin Templeton Income Fund underperformed its primary benchmark by posting a return of 0.87% for Class A shares compared to 18.40% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 4.03% for the 50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

During 2020, the Fund’s asset mix shifted toward equities as opportunities presented themselves, while fixed income holdings and the cash position diminished. Equity holdings drove the Fund’s annual gain, while fixed income holdings declined slightly. Information technology (“IT”) holdings were standout equity contributors, along with industrials and materials. Their gains were partially offset by energy equities, which shed value amid falling oil prices. Real estate and financials equities also ended the year in negative territory.

Economic and social disruption caused by the COVID-19 pandemic led to significant volatility in bond markets. However, U.S. Federal Reserve (“Fed”) action led to a recovery in the corporate bond market beginning in late March, which accelerated as many businesses later reopened. Corporate bonds also benefited from the resolution of the U.S. election and several promising vaccine results.

Eight of the Fund’s eleven corporate bond allocations helped returns, as did U.S. Treasuries (“UST”) and other government debt. However, their contribution was offset by steep losses in the energy high-yield debt sector and smaller declines for consumer discretionary and utilities bonds.

The Fund’s UST bonds posted positive total returns during the period, as did most of its Government National Mortgage Association and Federal National Mortgage Association, Inc. holdings. Mortgage backed securities posted positive total returns for the year amid Fed support, though lower interest rates accelerated prepayments from mortgage refinancing.

The Fund used derivatives as a tool in seeking efficient management of certain risks, as well as in providing an additional source of income to help the Fund reach its income generating objective. Equity linked note and options exposure was used to generate investment income for the Fund, while diversifying the Fund into equity names that have less than attractive dividends in the context of the Fund mandate. In addition, a portion of the income focused derivative positions also offer the Fund a way to enter stock positions at attractive valuations if prices decrease below pre-determined thresholds.

We continued to be selective in our investment process as the path forward remains extraordinarily uncertain. We think the appeal of many fixed income sectors diminished in the latter half of 2020 as the potential for attractive total returns has become more challenged. We also recognize that the extraordinary pandemic tinged experience of 2020 created tremendous divergence within global equity markets, and that the sectors and companies that led the recovery may not be the leaders in 2021.

JNL/Franklin Templeton International Small Cap Fund Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC

JNL/Franklin Templeton International Small Cap Fund

Average Annual Total Returns
Class A		Class I
1 Year	-3.34%	1 Year	-3.07%
5 Year	3.72	5 Year	3.99
10 Year	5.00	10 Year	5.25

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Industrials	27.8%
Consumer Discretionary	17.8
Financials	11.6
Consumer Staples	10.8
Information Technology	10.3
Health Care	8.2
Communication Services	5.0
Materials	2.8
Real Estate	2.2
Energy	0.3
Warrants	-
Other Short Term Investments	2.1
Securities Lending Collateral	1.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Franklin Templeton International Small Cap Fund underperformed its primary benchmark by posting a return of -3.34% for Class A shares compared to 12.34% for the MSCI EAFE Small Cap Index (Net).

Relative to the benchmark, stock selection in financials, communication services and industrials curbed relative performance. In financials, Canada based Fairfax India Holdings Corporation, an investment firm focused on India, and Fairfax Financial Holdings Limited, an insurer, hampered relative performance. In consumer discretionary, UK based flooring distributor Headlam Group PLC curbed relative results amid the economic uncertainty caused by the pandemic.

In contrast, an underweight in real estate and an overweight in consumer staples contributed to relative returns. Among the individual contributors were New Zealand based logistics company Mainfreight Limited (“Mainfreight”), as well as chemicals distributors Brenntag AG and IMCD B.V. (“IMCD”), based in Germany and the Netherlands, respectively. The chemicals distributors saw strong demand for additives for cleaning products and other household goods during the pandemic.

In regional terms, security selection in Europe, notably in the United Kingdom and Sweden, weighed on relative performance. An underweight and stock selection in Japan, along with stock selection and an overweighting in New Zealand, contributed to returns relative to the Fund's benchmark.

As always, our strategy is to seek out what we consider attractively valued companies with durable competitive advantages that have the ability to create value over time. Given the economic uncertainty caused by the global pandemic, we have been focusing on finding high quality companies that have temporarily fallen out of favor with the market. Moreover, we believe our current holdings still have ample room for stock price appreciation and that the addition of high quality companies with stable businesses should help reduce the Fund's volatility over time. Sector and regional allocation changes were a result of this bottom-up stock selection process and not any top-down sector or regional view.

During the year, additions to the Fund included IMCD, Mainfreight, Mexican airport operator Grupo Aeroportuario del Sureste, S.A.B. de C.V., French electrical equipment company Somfy SA, UK based fastener manufacturer Trifast PLC, Canadian industrial laundry company K-Bro Linen Inc., Chinese travel software company TravelSky Technology Limted, Japanese elderly care company Solasto Corporation, French household goods company SEB S.A., German online ticketing and live events company CTS Eventim AG & Co. KGaA, Greece based retailer Jumbo S.A. and India based IIFL Wealth Management Limited.

Among the disposals were energy companies Borr Drilling Limited and John Wood Group PLC, Brenntag AG, UK based staffing firms SThree Plc and PageGroup PLC, Denmark based cigar maker Scandinavian Tobacco Group A/S, France based catering company Elior Group, and Spain based real estate investment trust Lar Espana Real Estate, Socimi, S.A.

JNL/Goldman Sachs Funds Goldman Sachs Asset Management, LP (Unaudited)

JNL/Goldman Sachs Competitive Advantage Fund

Composition as of December 31, 2020:
Information Technology	34.5%
Industrials	29.7
Consumer Discretionary	9.3
Consumer Staples	9.2
Health Care	7.9
Financials	3.4
Materials	1.1
Communication Services	1.1
Securities Lending Collateral	2.4
Other Short Term Investments	1.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Competitive Advantage Fund outperformed its primary benchmark by posting a return of 18.90% for Class A shares compared to 18.40% for the S&P 500 Index. The Fund outperformed its other benchmark return of 12.79% for the S&P 500 Equal Weight Index.

Effective April 27, 2020, JNL/S&P Competitive Advantage Fund’s name was changed to JNL/Goldman Sachs Competitive Advantage Fund.

Allocating to the top return on invested capital (“ROIC”) quintile and excluding the bottom two ROIC quintiles contributed positively to relative performance while stock picks within the top quintile detracted significantly, resulting in the overall modest outperformance for the year. The top 20% of stocks in the S&P 500 Index (“S&P 500”) when ranked by ROIC contributed more than all other stocks in the lower 80% of the S&P 500 when ranked by ROIC for the year.

For the year, consumer discretionary, information technology and communication services were the worst detractors from relative performance. The underweight in financials and not holding energy stocks were the strongest positive contributors to relative performance.

Align Technology, Inc., Intuit Inc., and Fastenal Company were the top contributing stocks to performance this year.

Amazon.com, Inc., Biogen Inc., and Microsoft Corporation were the worst detracting stocks to performance this year.

The Fund has displayed an average ROIC well above that of the S&P 500. Historically, companies with ROIC have shown a tendency to be more resilient to economic recessions and less sensitive to overall broad market corporate earnings growth.

The turnover in names for the 2020 tri-blend rebalance was comparable to the historical average. The number of stocks in the Fund went from 47 to 48, with 19 new buys and 18 sells across three rebalances over the course of the year.

JNL/Goldman Sachs Dividend Income & Growth Fund

Composition as of December 31, 2020:
Industrials	9.5%
Communication Services	9.4
Information Technology	9.1
Materials	9.1
Financials	9.0
Consumer Staples	8.9
Health Care	8.5
Utilities	8.4
Energy	8.3
Consumer Discretionary	8.2
Real Estate	8.0
Securities Lending Collateral	2.6
Other Short Term Investments	1.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Dividend Income & Growth Fund underperformed its primary benchmark by posting a return of -3.53% for Class A shares compared to 18.40% for the S&P 500 Index. The Fund underperformed its other benchmark of 1.36% for the S&P 500 Value Index.

Effective April 27, 2020, JNL/S&P Dividend Income and Growth Fund’s name was changed to JNL/Goldman Sachs Dividend Income and Growth Fund.

The Fund is comprised of companies with higher than average credit ratings from S&P Global Ratings and S&P Quality Rankings. The Fund tends to hold large companies with a long history of steady earnings and dividend growth. In addition, this strategy tends to generate a Fund with an average dividend yield well above that of the S&P 500 Index (“S&P 500”). The Fund continued its more defensive positioning versus the S&P 500. It maintained a lower 3 year volatility and higher Sharpe ratio versus the S&P 500.

In 2020 the dividend yield signal was significantly out of favor with the market. The top 20% of stocks in the S&P 500 when ranked by dividend yield underperformed each of the other four quintiles.

Consumer discretionary, information technology, and real estate were the three worst detracting sectors, largely due stock selection. Industrials was the only positive contributing sector, with financials and materials flat versus the benchmark.

The Fund allocates to eleven sectors equally at each rebalance so the sector exposures were similar to the prior year. The Fund selects 33 stocks, three from the 11 S&P 500 sectors at each rebalance.

Value significantly underperformed growth in the first half of the year, then rebounded strongly in the fourth quarter.

Maxim Integrated Products, Inc., United Parcel Service, Inc., and Comerica Incorporated were the top contributing stocks to performance this year.

Apple Inc., Carnival Corporation, and ONEOK, Inc. were the worst detracting stocks to performance this year.

The turnover in names for the 2020 tri-blend rebalance was comparable to the historical average. The number of stocks in the Fund went from 45 to 48, with 18 new buys and 15 sells across three rebalances over the course of the year.

JNL/Goldman Sachs International 5 Fund

Composition as of December 31, 2020:
Industrials	25.1%
Financials	17.8
Materials	16.3
Consumer Discretionary	13.8
Consumer Staples	4.9
Communication Services	4.3
Real Estate	4.0
Utilities	3.2
Health Care	3.1
Energy	3.0
Information Technology	2.9
Investment Companies	0.1
Securities Lending Collateral	1.0
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs International 5 Fund underperformed its primary benchmark by posting a return of -0.86% for Class A shares compared to 10.55% for the S&P Developed ex-U.S. Large MidCap Index.

Effective April 27, 2020, JNL/S&P International 5 Fund’s name was changed to JNL/Goldman Sachs International 5 Fund.

In 2020, each of the five regions underperformed their respective regional benchmark. On an absolute basis, four of the five regions saw negative returns for the year. Asia Pac ex Japan saw the only positive return of the five regions.

Fortescue Metals Group Ltd, SK Innovation Co., Ltd., and UCB SA were the top contributing stocks to performance this year.

Samsung Electronics Co Ltd, Shopify Inc., and American Shared Hospital Services were the worst detracting stocks to performance this year.

The turnover in names for the 2020 March rebalance was in line with expectations. At that time, the Fund reset the regional sub strategy exposures to the relative market cap weight in the benchmark. The number of stocks in the Fund went from 166 to 160, with 89 new buys and 95 sells for the year.

JNL/Goldman Sachs Intrinsic Value Fund

Composition as of December 31, 2020:
Consumer Discretionary	26.6%
Health Care	21.8
Communication Services	9.6
Industrials	9.5
Materials	7.9
Consumer Staples	7.7

JNL/Goldman Sachs Funds Goldman Sachs Asset Management, LP (Unaudited)

Information Technology	7.4
Utilities	3.3
Real Estate	1.9
Energy	1.8
Securities Lending Collateral	1.7
Other Short Term Investments	0.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Intrinsic Value Fund underperformed its primary benchmark by posting a return of 0.64% for Class A shares compared to 18.40% for the S&P 500 Index. The Fund underperformed its other benchmark of 1.36% for the S&P 500 Value Index.

Effective April 27, 2020, JNL/S&P Intrinsic Value Fund’s name was changed to JNL/Goldman Sachs Intrinsic Value Fund.

Despite a strong finish in the fourth quarter of the year, Free Cash Flow (FCF) Yield, one of the main selection criteria factors, was out of favor in the market for the year, with the top 20% of the S&P 500 Index ranked by FCF Yield underperforming each of the other four quintiles for the year.

On a sector basis, the underweight to information technology (“IT”) coupled with not holding the big name winners for the year like Apple Inc. were the largest detractors to performance, with over half the underperformance due to IT alone. Poor value stock picks in consumer discretionary and real estate also detracted from performance for the year despite turning around significantly in the fourth quarter.

DaVita Inc., Eastman Chemical Company, and Cummins Inc. were the top contributing stocks to performance this year.

Apple Inc., HollyFrontier Corporation, and Xerox Holdings Corporation were the worst detracting stocks to performance this year.

The fund is comprised of companies with higher than average FCF Yield. These companies tend to generate strong cash flow in excess of capital requirements and therefore are more likely to be able to finance growth, provide dividends, withstand earnings contractions and repurchase shares.

The turnover in names for the 2020 tri-blend rebalance was comparable to the historical average. The number of stocks in the Fund went from 48 to 50, with 21 new buys and 19 sells across three rebalances over the course of the year.

disclosures.

JNL/Goldman Sachs Total Yield Fund

Composition as of December 31, 2020:
Information Technology	19.4%
Consumer Discretionary	15.8
Health Care	15.6
Financials	14.0
Industrials	11.7
Materials	6.2
Consumer Staples	5.9
Real Estate	3.7
Communication Services	3.5
Energy	2.0
Securities Lending Collateral	1.4
Other Short Term Investments	0.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Goldman Sachs Total Yield Fund underperformed its primary benchmark by posting a return of 2.34% for Class A shares compared to 18.40% for the S&P 500 Index. The Fund outperformed its other benchmark of 1.36% for the S&P 500 Value Index.

Effective April 27, 2020, JNL/S&P Total Yield Fund’s name was changed to JNL/Goldman Sachs Total Yield Fund.

The Fund is comprised of companies with higher than average “total yield.” Total yield is calculated as the sum of the cash dividend, net cash used for stock repurchases, and net cash used to retire debt divided by the company’s market capitalization. As such, total yield is a broad measure of cash flow returned to shareholders and bondholders in the form of dividends, share buybacks or elimination of debt. This Fund seeks companies that are significantly reducing their debt and/or increasing their equity distributions.

For the year, Total Yield was out of favor in the market. Stocks with the highest 20% Total Yield in the S&P 500 Index had the lowest absolute annual return compared to the other four Total Yield quintiles. This year saw a rotation into value in the fourth quarter, with significant turnaround in performance, but not enough to offset the underperformance in the first three quarters of the year.

Throughout the year the fund maintained an overweight in consumer discretionary, which resulted in significant underperformance as many of the retailers struggled due to exposure to the global pandemic.

L Brands, Inc., DaVita Inc., and eBay Inc. were the top contributing stocks to performance this year.

Apple Inc., Xerox Holdings Corporation, and Vornado Realty Trust were the worst detracting stocks to performance this year.

This Fund has displayed higher volatility than the benchmark since inception.

The turnover in names for the 2020 tri-blend rebalance was comparable to the historical average. The number of stocks in the Fund went from 50 to 59, with 29 new buys and 20 sells across three rebalances over the course of the year.

JNL/Goldman Sachs Funds Goldman Sachs Asset Management, LP (Unaudited)

JNL/Goldman Sachs Competitive Advantage Fund

Average Annual Total Returns
Class A		Class I
1 Year	18.90%	1 Year	19.30%
5 Year	13.61	5 Year	13.92
10 Year	14.53	10 Year	14.80

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Dividend Income & Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	-3.53%	1 Year	-3.28%
5 Year	8.98	5 Year	9.25
10 Year	11.30	10 Year	11.56

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs International 5 Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	-0.86%	1 Year	-0.57%
5 Year	7.31	5 Year	N/A
Since Inception	4.47	Since Inception	1.42
‡Inception date September 15, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Funds Goldman Sachs Asset Management, LP (Unaudited)

JNL/Goldman Sachs Intrinsic Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	0.64%	1 Year	0.98%
5 Year	7.55	5 Year	7.82
10 Year	10.31	10 Year	10.56

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Total Yield Fund

Average Annual Total Returns
Class A		Class I
1 Year	2.34%	1 Year	2.70%
5 Year	6.78	5 Year	7.06
10 Year	10.00	10 Year	10.26

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/GQG Emerging Markets Equity Fund GQG Partners LLC (Unaudited)

JNL/GQG Emerging Markets Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	33.12%	1 Year	33.55%
Since Inception	11.83	Since Inception	12.17
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	28.1%
Financials	16.0
Consumer Discretionary	13.3
Communication Services	10.9
Participatory Notes	9.4
Materials	6.7
Consumer Staples	4.3
Energy	3.4
Industrials	0.9
Real Estate	0.6
Health Care	0.3
Other Short Term Investments	6.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/GQG Emerging Markets Equity Fund outperformed its primary benchmark by posting a return of 33.12% for Class A shares compared to 18.31% for the MSCI Emerging Markets Index (Net).

Benchmark performance for 2020 was a roller coaster to say the least. The knock on effects of the pandemic hammered the benchmark as global economies ground to a halt in the first quarter. After initially being down more than 30% at the peak of the crisis in the first quarter the Index finished the year up over 18%.

For the year, the Index posted strong results, after tumbling in the first quarter due to the pandemic and rebounding sharply throughout remainder of the year. The V shaped recovery in equity markets off of the March lows at the end of the first quarter were driven by an unprecedented policy response from both central banks and governments. A tailwind throughout the year was a decisively weaker U.S. Dollar as well. The strong second half performance was primarily driven by the policy responses enacted in the second quarter and a continuation of dollar weakness.

For 2020, stock selection in consumer staples, consumer discretionary, information technology (“IT”), and communication services drove the majority of relative returns. This was somewhat offset by allocation effects given the Fund’s overweights to consumer staples and underweight to consumer discretionary.

From a positioning perspective, exposures were changed throughout the onset of the pandemic in mid first quarter of 2020, as we found the best risk to reward opportunities in companies that were the least impacted from the pandemic (i.e. non-cyclicals). This had led to transitioning the Fund from an overweight allocation in both financials and energy to an underweight. We subsequently redeployed those proceeds to fund better risk adjusted opportunities in IT, communication services, and consumer discretionary. Once positive vaccine data became available in mid fourth quarter we started to add cyclicality to the Fund in financials and materials as more clarity was added to the fundamentals in companies with higher degrees of cyclicality.

From a country perspective, the biggest changes were increases to South Korea and Taiwan while reducing exposure to Hong Kong, Indonesia, and India. All allocation decisions remain driven by our bottom-up conviction in the Fund companies rather than top-down allocation decisions.

JNL/Harris Oakmark Global Equity Fund Harris Associates, L.P. (Unaudited)

JNL/Harris Oakmark Global Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	11.25%	1 Year	11.68%
5 Year	9.10	5 Year	N/A
Since Inception	5.69	Since Inception	4.48
‡Inception date April 27, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	28.0%
Consumer Discretionary	17.6
Communication Services	17.3
Health Care	12.6
Materials	6.8
Industrials	5.0
Information Technology	4.8
Consumer Staples	4.7
Energy	1.4
Warrants	-
Other Short Term Investments	1.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Harris Oakmark Global Equity Fund underperformed its primary benchmark by posting a return of 11.25% for Class A shares compared to 15.90% for the MSCI World Index (Net).

Underperformance can be owed to poor outcomes from both stock selection and weighting disparities. On a geographic basis, South Korea and the UK generated the top results, while investments in the U.S. and Switzerland were the worst relative performers. On a sector basis, energy and health care delivered the best relative results. Information technology and consumer discretionary were the largest relative detractors.

The primary long-term goal for this Fund is to achieve a high absolute rate of return.

Volatility afflicted indexes around the world in 2020, which was a year of extremes driven by exogenous factors ranging from the COVID-19 (“COVID”) pandemic to Brexit negotiations with elections in between. Positive fourth quarter developments brought a steady recovery in global markets, particularly the emergency use authorization of multiple vaccines aimed at preventing the spread of COVID.

Top performer, Daimler AG, share price dropped early in 2020, but it’s operations strengthened partly owing to a strong Mercedes-Benz sales recovery in China that reached the sixth consecutive month of double digit sales growth in November.

Bottom performer, Bayer Aktiengesellschaft’s, share price was volatile throughout 2020 as glyphosate litigation issues carried forward from 2019 and COVID provided further pressure beginning early in the year. Strong consumer health segment performance partially offset weakness in crop science, while pharmaceutical performance was acceptable to us.

At year end, the Fund’s equities spanned twelve countries in seven regions. The weighting in Germany increased by 3%, which was the only material country weighting change for the year. The Fund was also invested in nine sectors. The weighting in communication services decreased by roughly 6% and the health care weighting increased by 4%, which were the only material sector weighting changes.

Generally, the Fund’s only derivative use is foreign currency forwards for hedging purposes. The Fund may implement currency hedging when it views that a currency is overvalued by more than 20% of its estimated purchasing power parity. The Fund’s Swiss Franc hedges detracted 0.11% from performance in 2020.

JNL/Heitman U.S. Focused Real Estate Fund Heitman Real Estate Securities, LLC (Unaudited)

JNL/Heitman U.S. Focused Real Estate Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	-4.14%	1 Year	-3.89%
Since Inception	5.16	Since Inception	5.46
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Real Estate	98.9%
Other Short Term Investments	0.8
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Heitman U.S. Focused Real Estate Fund outperformed its primary benchmark by posting a return of -4.14% for Class A shares compared to -7.57% for the MSCI U.S. REIT Index (Gross).

2020 will be one for the history books that we will all remember. The global pandemic created a recession that was met with unprecedented monetary and fiscal stimulus.

Within real estate, while certain sectors, such as hotels, are seeing only temporary impacts from the pandemic, we have also seen an acceleration of trends that were in place prior to COVID-19 (“COVID”). Among these impacting real estate include working from home as it relates to office demand, the growth in e-commerce impacting both retail and logistics demand, and growth in the internet as a driver of data centers.

Swift and decisive actions by central banks around the globe have helped the capital markets function properly in a way not normally seen during a recession. Property stocks remain well off their highs, but companies have shown an ability to tap the equity and debt markets for capital.

Near the end of the year, we received the long awaited news of the first COVID vaccine trial results. The results from the vaccine developed by Pfizer Inc. and BioNTech SE and the vaccine developed by Moderna, Inc. both exceeded expectations and were promptly approved for widespread use. This news provided a strong positive lift to risk assets after an otherwise difficult year for real estate investment trusts.

That said, we also saw another spike in COVID cases, so we are not out of the woods yet. The increase in cases meant many areas re-instituted varying levels of lockdowns and restrictions that will temporarily impact economic growth. However, continued aggressive actions by central banks around the globe have helped the capital markets function properly in a way not normally seen during a recession. Property stocks remain well off their highs, but companies have shown an ability to tap the equity and debt markets for capital.

Based on guidance from central banks, we expect the global rates to remain low, potentially for years to come. This should be supportive for real estate in general as demand grows.

While we know the global economy is reopening, the threat of COVID has not yet passed. The pandemic will eventually pass, but the timing is unclear. However, we can see some longer term trends accelerate, namely the threat of ecommerce to retail and the resulting benefit to logistics. Overall, though, once COVID passes as a public health risk and economic activity resumes, the commercial real estate market will also see a resumption of demand supported by massive monetary and fiscal stimulus programs around the globe.

JNL/Invesco Diversified Dividend Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Diversified Dividend Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	0.61%	1 Year	0.86%
Since Inception	5.57	Since Inception	5.90
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Consumer Staples	24.9%
Financials	15.9
Utilities	13.7
Industrials	12.0
Health Care	7.0
Materials	5.8
Energy	4.6
Communication Services	4.0
Consumer Discretionary	3.9
Information Technology	2.6
Real Estate	1.3
Other Short Term Investments	4.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Invesco Diversified Dividend Fund underperformed its primary benchmark by posting a return of 0.61% for Class A shares compared to 0.95% for the MSCI USA Value Index (Gross). The Fund underperformed its other benchmark of 18.40% for the S&P 500 Index.

During the first quarter of 2020, as the spread of the new COVID-19 (“COVID”) disrupted travel and suppressed consumer activity, investors became increasingly concerned about the global economy. At the same time, oil prices fell sharply as a price war between Saudi Arabia and Russia threatened to boost supply even as demand was falling. Beginning in late February, equity markets declined sharply and quickly, ushering in the first bear market since the financial crisis of 2008. In response to the major collapse in demand and to help facilitate liquidity, the U.S. Federal Reserve (“Fed”) cut interest rates two times in March by 0.50% and 1.00%, ending with a target range of 0.00% to 0.25%.

During the second quarter of 2020, U.S. stocks largely shrugged off economic uncertainty, social unrest and a resurgence in coronavirus infections to rally from the market bottom. Investor sentiment improved in response to trillions of dollars in economic stimulus, progress on a coronavirus vaccine and re-openings in many U.S. regions.

Despite a September selloff, U.S. equity markets continued to rise, posting gains in the third quarter of 2020 as the Fed extended its emergency stimulus programs and changed its inflation target policy, both of which supported equities.

U.S. equity markets again posted gains in the fourth quarter, as positive news on COVID vaccines and strong corporate earnings outweighed investor concerns about political disagreement over a fiscal stimulus package and sharply rising coronavirus infections nationwide. Cyclical sectors like energy and financials lead the way, while real estate, consumer staples and utilities lagged. Market leadership also shifted during the quarter with value stocks outperforming growth for the first time since the fourth quarter of 2016.

Despite massive volatility and one of the worst bear markets in decades for the major stock indices in the U.S. and globally, the S&P 500 Index returned 18.40% for the year. Within the S&P 500 Index, information technology (“IT”) was the best performing sector for the fiscal year, while energy was the worst performing sector.

On an absolute basis the Fund’s holdings in industrials, consumer staples and consumer discretionary made the largest positive contributions to overall returns with companies like Target Corporation, General Mills, Inc., Deere & Company, and United Parcel Service, Inc. outperforming. Holdings in utilities, energy and financials detracted the most from absolute performance with companies like Suncor Energy Inc., The Hartford Financial Services Group, Inc., M&T Bank Corporation and PPL Corporation underperforming.

Within the benchmark, materials and industrials were the best performing sectors, while energy and real estate were the worst performing sectors during the year. The Fund’s underweight exposure combined with stock selection in the energy and real estate sectors contributed the most to relative performance versus the benchmark. Stock selection in consumer discretionary and an overweight position in consumer staples also helped relative performance. Stock selection combined with an overweight position in utilities and stock selection combined with an underweight position in IT detracted the most from the Fund’s relative performance. Stock selection combined with underweight exposure to health care also hurt the Fund’s performance relative to the benchmark.

The Fund used currency forward contracts for the purpose of hedging currency exposure of some of the non-U.S. based companies held in the Fund, and these were not used for speculative purposes or leverage. The use of currency forward contracts had a very small negative impact on the Fund’s performance during the year.

At the end of the year, the Fund’s largest overweight positions compared to the benchmark were in consumer staples and utilities, while the primary underweights were in IT, health care and real estate. The goal of our strategy has always been to provide capital appreciation with better downside preservation. This full cycle mindset has been embedded in our investment process since the strategy’s inception. Prior to the coronavirus crisis, our bottom-up research indicated earnings estimates were optimistic and elevated corporate balance sheet leverage reduced operational flexibility. We remain focused on full cycle earnings power and for the past several years have placed particular emphasis on analyzing downside risk through sensitivity analysis of our modeled assumptions.

JNL/Invesco Global Growth Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Global Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	28.17%	1 Year	28.51%
5 Year	14.76	5 Year	15.07
10 Year	11.39	10 Year	11.64

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	33.2%
Consumer Discretionary	16.6
Communication Services	16.0
Industrials	14.1
Health Care	10.5
Financials	6.5
Real Estate	1.8
Consumer Staples	0.9
Other Short Term Investments	0.4
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Invesco Global Growth Fund outperformed its primary benchmark by posting a return of 28.17% for Class A shares compared to 16.26% for the MSCI All Country World Index (Net).

Effective April 27, 2020, JNL/Oppenheimer Global Growth Fund’s name was changed to JNL/Invesco Global Growth Fund.

The relative outperformance of this past year occurred across most sectors of the Fund. On a relative basis the Fund outperformed nine of the eleven industry sectors. Performance was especially strong across communication services, consumer discretionary, energy, information technology (“IT”), financials, and consumer staples. Materials and real estate were our two underperforming sectors in 2020, materials due to a zero weight and real estate due to security selection.

The top three positive contributors to performance last year were JD.com, Inc. (“JD.com”), Alphabet Inc. (“Alphabet”), and PayPal Holdings, Inc. (“PayPal”). JD.com is the number two player in Chinese e-commerce. It firmly established its relevance in 2020 by providing exemplary service to Chinese consumers during the pandemic. Alphabet is our largest holding and has a collection of businesses that possess large competitive moats and are well positioned for the future. PayPal is leading a transition to digital money, which the pandemic has accelerated.

Airbus SE (“Airbus”), Citigroup Inc. (“Citigroup”), and DLF Limited (“DFL”) were our three largest negative contributors during the year. Business and tourist travel will return, we believe, and Airbus will benefit. Citigroup was adversely impacted by the pandemic driven interest rate collapse, and we eliminated it from the Fund, as a result. DLF is an Indian real estate owner/developer that declined sharply in the downdraft of spring but recovered somewhat towards year end.

2020 was a year that was unlike any other and we hope to never have to repeat anything like it. The market, however, behaved as it often does in recession, it went up, anticipating a recovery coming in 2021. The only real laggards were those that depend on us interacting in close contact, such as travel, live entertainment and eating out. This will, however, arrive soon enough. Warm temperatures and vaccine deployment are apt to make most of 2021 a much better experience.

We manage the Fund to be adaptable to most environments, possessing the capacity to create meaningful economic value for our clients over the medium to long-term by focusing on businesses with sustainable advantage and considerable organic growth potential.

No derivatives were used in this Fund.

JNL/Invesco Global Real Estate Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Global Real Estate Fund

Average Annual Total Returns
Class A		Class I
1 Year	-12.13%	1 Year	-11.90%
5 Year	2.61	5 Year	2.87
10 Year	4.82	10 Year	5.07

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Real Estate	95.9%
Financials	1.6
Consumer Discretionary	1.3
Communication Services	0.5
Other Short Term Investments	0.7
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Invesco Global Real Estate Fund underperformed its primary benchmark by posting a return of -12.13% for Class A shares compared to -9.16% for the FTSE EPRA/NAREIT Global Real Estate Index (reflects no deduction for fees, expenses, or taxes).

Overall, the Fund underperformed its style specific benchmark during a year of negative performance. Key relative detractors included security selection in the U.S., an overweight allocation to Spain, and an underweight allocation to Sweden. In contrast, relative contributors existed in the Asia Pacific region with countries such as Hong Kong, Japan, China and Australia benefitting from strong security selection.

Top contributors to the Fund’s absolute performance during the year came from residentials and included Vonovia SE, a German residential property owner with a stable income profile and ample growth opportunities. A number of diversified real estate investment trusts (“REIT”) also did well over the year, including Hang Lung Properties Limited and Longfor Group Holdings Limited.

Top detractors from the Fund’s absolute performance during the year included holdings in the lodging sector such as Pebblebrook Hotel Trust and Park Hotels & Resorts Inc. as the lodging sector suffered from COVID-19 related travel bans. Top detractors from absolute performance also included Boston Properties Limited Partnership in office, which was negatively impacted from a decrease in tenant demand due to work from home policies.

The overall desire is to maintain a Fund with a bias toward companies with higher quality assets, supply constrained real estate market exposure, generally lower leveraged balance sheets and better governance characteristics. However, we may also seek to source opportunities where a sharp decline in REIT share prices in the short-term appears to have overly punished companies. The unpredictable macro and geopolitical environments suggest caution in taking active factor, country and currency exposures. As such, Fund risk is still most likely to be allocated to specific stock opportunities where there is a belief that attractive relative value exists. Within the broader investment market context, cash flow security, discounted valuations relative to underlying assets and the tangible asset nature of real estate appear to offer relative attraction to a diversified investor. On this basis, we view listed real estate as offering fair to attractive relative return opportunities at present, as part of a wider investment Fund allocation.

Derivatives were not used during the year.

JNL/Invesco International Growth Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco International Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	13.78%	1 Year	14.15%
5 Year	8.55	5 Year	8.84
10 Year	6.62	10 Year	6.87

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	16.4%
Consumer Discretionary	16.3
Consumer Staples	15.5
Industrials	14.9
Financials	14.7
Health Care	10.6
Communication Services	6.1
Materials	3.2
Other Short Term Investments	2.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Invesco International Growth Fund underperformed its primary benchmark by posting a return of 13.78% for Class A shares compared to 22.20% for the MSCI All Country World ex USA Growth Index (Net).

Stock selection in information technology (“IT”), health care and energy, combined with underweights to IT and health care, primarily drove relative underperformance. Within IT, Spain based Amadeus IT Holding, S.A. and Germany based SAP SE were key detractors; we exited both positions during the year. A lack of exposure to strong index performers hampered relative return within health care. Within energy, Canada based Suncor Energy Inc. and UK based TechnipFMC PLC were notable detractors; we exited both positions during the year. Geographically, stock selection in the UK, Canada, China and Germany detracted from relative return, as well as an underweight to China and overweight to Germany. The Fund’s cash position dampened relative results. Cash is a by product of our bottom-up stock selection process.

Stock selection in industrials contributed to relative performance. Within the sector, France based Schneider Electric SE and Japan based companies Nidec Corporation and FANUC Corporation contributed to relative results. A lack of exposure to select index names also added to relative return. Having no exposure to real estate and utilities had a positive impact on relative return. Geographically, stock selection in India and Australia, combined with underweight exposures, contributed to relative return.

Growth stocks outperformed value stocks for the year despite a rotation away from momentum growth stocks toward more cyclical and economically sensitive stocks in early November following the release of vaccine efficacy news. In this momentum growth market, investors chased stocks with the faster earnings growth and focused less on fundamentals and valuation. Historically, momentum growth markets have been challenging for our conservative quality growth with a valuation bias (“EQV”) approach. Our investment process seeks sustainable growth and quality with lower volatility relative to more momentum growth oriented strategies.

Our team has continued to follow the same long-term, bottom-up EQV investment philosophy/process, taking advantage of COVID-19 related market volatility throughout 2020 to purchase many high quality companies with sustainable growth characteristics at attractive valuation levels. If the market continues to broaden and investors begin to focus on fundamentals in 2021, this could be positive for our approach.

No derivatives were used in this Fund.

JNL/Invesco Small Cap Growth Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Small Cap Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	56.51%	1 Year	56.98%
5 Year	19.78	5 Year	20.10
10 Year	15.54	10 Year	15.81

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Health Care	30.6%
Information Technology	27.7
Industrials	15.8
Consumer Discretionary	13.4
Financials	3.9
Communication Services	1.7
Consumer Staples	1.6
Materials	1.4
Real Estate	1.2
Other Short Term Investments	2.2
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Invesco Small Cap Growth Fund outperformed its primary benchmark by posting a return of 56.51% for Class A shares compared to 33.90% for the MSCI USA Small Growth Index (Gross).

Relative outperformance can mostly be attributed to stock selection across nearly all sectors including health care, information technology (“IT”), consumer discretionary, consumer staples, real estate, communication services, and financials. Conversely, the Fund’s ancillary cash position was the leading detractor from relative performance in a market where equities were generally positive.

Enphase Energy, Inc. (“Enphase”) was the leading absolute contributor. The clean energy company is at the epicenter of two significant trends. First, with its Ensemble™ energy management technology platform, Enphase is positioned to benefit from an increased emphasis on energy efficiency and global decarbonization trends. Secondly, there’s a significant opportunity for multiple expansion from a growing investor appetite for environmental, social and corporate governance investments.

Repligen Corporation (“Repligen“) was among the top absolute contributors during the year. The Massachusetts based company reported strong revenue and margin results throughout the year as a result of COVID-19 (“COVID”) tailwinds coupled with the growth of cell and gene therapy for many of the end markets Repligen supplies.

The leading detractor was The Brink’s Company. The security company was added to the fund a few years ago after a new chief executive officer was hired to improve profitability. Following his successfully executed plan, we sold the position and reallocated to areas offering more growth.

Parsley Energy’s, Inc. share price declined with oil prices early in the year, and despite rebounding briefly, was still among the notable detractors. We exited our position as the oil markets were likely to take longer to navigate the COVID driven lock down.

We expect continued volatility as the global economy ebbs and flows between high COVID infection rates and vaccinations supporting reopening’s and a return to normalcy. At the margin, we have shifted out of more defensive stocks and into stocks with more upside potential in a post COVID economic recovery. Though the situation continues to evolve, we believe the U.S. economy will re-open on a regional basis. We expect unemployment, weakened confidence, de-leveraging, and bankruptcies will be headwinds, while COVID vaccine deployment, growing herd immunity, stimulus, and pent up demand will provide tailwinds.

No derivatives were used in this Fund.

JNL/JPMorgan Global Allocation Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan Global Allocation Fund

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	11.70%	1 Year	12.05%
5 Year	7.66	5 Year	N/A
Since Inception	5.85	Since Inception	7.35
‡Inception date April 28, 2014
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on June 24, 2019.

Composition as of December 31, 2020:
Financials	14.0%
Information Technology	12.3
Consumer Discretionary	11.0
Communication Services	9.3
Industrials	8.8
Government Securities	8.4
Health Care	8.2
Consumer Staples	5.8
Materials	4.5
Energy	4.4
Utilities	3.0
Real Estate	2.3
Non-U.S. Government Agency ABS	0.5
Short Term Investments	0.1
U.S. Government Agency MBS	-
Investment Companies	-
Other Short Term Investments	7.0
Securities Lending Collateral	0.4
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/JPMorgan Global Allocation Fund underperformed its primary benchmark by posting a return of 11.70% for Class A shares compared to 15.90% for the MSCI World Index (Net). The Fund underperformed its blended benchmark return of 13.86% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The objective of the Fund is to maximize long-term total return by using significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world. Over the year asset allocation decisions contributed slightly to returns. Manager alpha also contributed positively to performance, with the international equity managers contributing the most.

Coming into 2020, the strategy was 66% equities, but dropped to 54% by the end of March, as the COVID-19 pandemic and associated shutdowns sent the global economy into recession. The Fund continued to add back risk over the rest of the year as investors began to price in a recovery for an economy that had been on sound footing before the pandemic, and the Fund ended December at 63% in equities. The Fund increased its U.S. equity allocation from 48% of total equity to 53% over the year, with most of the increase coming from adding to small cap equities. The Fund slightly increased the non-U.S. equity allocation from 45% to 46% over the year. Moving into 2021, we prefer cyclical equities and are overweight U.S. small cap and emerging markets equities.

Over the year the Fund’s fixed income allocation rotated from 43% to 35%. The Fund reduced its allocation to U.S. Treasury bonds in April after the U.S. Federal Reserve (“Fed”) cut rates to near zero. The Fund proceeded to allocate to investment grade (“IG”) and high-yield (“HY”) corporate bonds, as the Fed’s purchasing of IG corporate bonds provided a backstop to credit markets. The current allocation is 16% in HY credit, 7% in IG corporate bonds, and 11% in government bonds, spread across U.S. and developed international. Spreads across the credit complex tightened sharply in the fourth quarter of 2020, but we still believe credit as a whole is well geared to the wider economic recovery.

JNL/JPMorgan Growth & Income Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan Growth & Income Fund

¹Effective April 27, 2020, the Fund changed its primary benchmark from the S&P 500 Index to the MSCI USA Value Index (Gross) to better align the Fund with its benchmark holdings.

Average Annual Total Returns
Class A		Class I
1 Year	-3.78%	1 Year	-3.57%
5 Year	6.12	5 Year	6.39
10 Year	7.15	10 Year	7.40

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

J.P. Morgan Investment Management, Inc. assumed portfolio management responsibility on April 27, 2020.

Composition as of December 31, 2020:
Financials	27.3%
Health Care	14.5
Industrials	14.3
Information Technology	9.4
Consumer Discretionary	8.3
Communication Services	7.3
Consumer Staples	5.2
Energy	4.0
Utilities	3.8
Materials	3.5
Real Estate	1.1
Other Equity Interests	-
Other Short Term Investments	1.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/JPMorgan Growth & Income Fund underperformed its primary benchmark by posting a return of -3.78% for Class A shares compared to 18.40% for the S&P 500 Index. Effective April 27, 2020, the MSCI USA Value Index (Gross) became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 0.95%.

Effective April 27, 2020, JNL/Franklin Templeton Mutual Shares Fund’s name was changed to JPMorgan Growth & Income Fund.

For the period January 1, 2020 through April 26, 2020, the Fund was sub-advised by Franklin Mutual Advisors, LLC. During the period, the Fund posted a return of -25.85% for Class A shares compared to -11.66% for the S&P 500 Index.

The Fund follows our distinctive value investment approach, without regard to the benchmark. Stock selection and an overweight in financials detracted from relative performance, as did stock selection and an underweight in consumer discretionary and information technology. Relative results were also hampered by an overweight in energy and stock selection in communication services and industrials. Conversely, stock selection and an underweight in utilities was the sole contributor to relative return.

Top detractors from absolute performance included insurer American International Group, Inc. (“AIG”) and banks Citigroup Inc. (“Citigroup”) and Wells Fargo & Company (Wells Fargo”). Concerns about COVID-19’s (“COVID”) economic impact and U.S. Federal Reserve (“Fed”) interest rate cuts contributed to negative sentiment for financials. Shares of AIG retreated due to a lack of clarity on forward guidance. Conversely, major contributors to performance included cybersecurity software producer NortonLifeLock Inc. (“NortonLifeLock”), pharmaceutical company Eli Lilly and Company (“Eli Lilly”) and cable operator Charter Communications, Inc. (“Charter Communications”). Shares of NortonLifeLock rose after management reported improving revenue and earnings and paid a one time, $12 per share cash dividend funded by the sale of the enterprise security business. NortonLifeLock, formerly Symantec, changed its name after selling the enterprise security unit to Broadcom Inc. (not a Fund holding) and focusing on its consumer cybersecurity offerings. Investor sentiment for Eli Lilly’s stock improved as the market realized the company’s business may not be meaningfully impacted by the disruption caused by COVID, and that it was well positioned for continued strong revenue and earnings growth. Shares of Charter Communications benefited from operating and financial results that exceeded consensus estimates.

During the year, the Fund held currency forwards to somewhat hedge the currency risk of the Fund’s non-U.S. Dollar investments. The hedges had a positive impact on the Fund’s performance.

The record long U.S. economic expansion took a step closer to ending. Initial data suggest that gross domestic product contracted at a 4.8% annualized rate in 2020’s first quarter, despite a limited lockdown. Consumer spending, the key driver of the U.S. economy, fell 7.5%. Stocks bounced back from March’s steep selloff but remained well below February’s record highs. Market dislocation can often present new opportunities, and we took advantage of valuations to improve the quality of the Fund, as well as to add select names that historically have not met our investment criteria. While volatility is, at times, unnerving, it is important to remember that it is inherent to investing in risk assets, and the market historically rewards investors who take a long-term perspective.

Effective April 27, 2020 J.P. Morgan Investment Management Inc. assumed management responsibility for the Fund. For the period April 27, 2020 through December 31, 2020, the Fund posted a return of 29.75% for Class A shares compared to 26.26% for the MSCI USA Value Index (Gross).

At the sector level, leading contributors to Fund from a stock selection perspective were information technology and financials whereas the top detractors to Fund performance were health care and consumer discretionary sectors owing to weak stock selection.

The Fund outperformed in 2020, largely thanks to positive stock selection in technology as our names experienced a return of 35% versus the average of those names in the benchmark of a more modest 10%. Microsoft Corporation (“Microsoft”) and Apple Inc. (“Apple”) were amongst the top five stock specific contributors to Fund performance. As a matter of fact, both businesses thrived during this year of social distancing by keeping people connected: Microsoft through both its

JNL/JPMorgan Growth & Income Fund J.P. Morgan Investment Management Inc. (Unaudited)

Azure cloud computing franchise and Office suite, and Apple with its preeminent foothold in consumer devices. We’ve trimmed on strength as multiples have expanded meaningfully and dividend yields are well below 2%, but we continue to hold both stocks in favorable regard. Additionally, stock selection in financials was a notable bright spot.

We employ a diversified investment approach within financials. This is key to understanding our outperformance, as names like BlackRock, Inc. and Morgan Stanley were top contributors.

While overall stock selection and a modest underweight to energy sector was a tailwind, given the magnitude of the energy sector’s underperformance, trading down more than 30% for the year, it is no surprise that some of our holdings were amongst the largest stock specific detractors in the Fund. Despite a challenging macroeconomic backdrop, we continue to own ConocoPhillips and Chevron Corporation given their relatively defensive characteristics, especially appealing in this volatile corner of the marketplace.

Additionally, stock selection in health care was disappointing, mainly due to the fact that some of our companies, Merck & Co., Inc. (“Merck”) and Bristol Myers Squibb, (“BMY”) have not been amongst the lead contenders of a COVID vaccine. We continue to believe that development of a COVID vaccine will be more important for the overall market than any individual company. As we evaluate pharma, our goal is to own a set of companies with strong research and development budgets and well diversified pipelines. In the case of Merck, they’ve clearly already won in the front line lung cancer setting through their blockbuster drug, Keytruda. Recent weakness has been due to concerns around an upcoming patent cliff in 2022 for Januvia/Janumet (a diabetes drug); however, we believe there are several drivers of future growth plus a margin expansion story that is underappreciated. Turning to BMY, the stock has been under a cloud as investors haven’t responded positively to the fact that BMY has been active on the deal making front (Celgene and Myokardia acquisition) which have led to higher levels of leverage. Despite skepticism, we see a company with upcoming synergies, a strong pipeline, and a path to earnings growth that paves the way for meaningful multiple expansion from current levels.

While the overall market is expensive relative to history, we believe that the combination of vaccine advances, a recovery of consumer discretionary spend, a better employment picture, and more accommodative interest rates globally will likely drive markets higher. In 2021, we expect great progress for our companies, returning to pre-COVID earnings power and are looking for ways to position the Fund to benefit from the eventual reopening of the economy.

Within financials, we see the best opportunity in banks and asset managers. Bank valuations should benefit from a slightly looser capital framework on returns, lower expected credit losses, and multiple expansion as economic risks retreat. The Fund should benefit from low capital costs as investors look to put money into a variety of asset classes. We continue to maintain a diversified approach to the sector as we are intentionally not making a single bet on rates.

Energy looks like a better risk to reward than it has in some time given that it only took three months for oil prices to stabilize and stock prices are still well off their highs. Historically, we’ve kept a relatively small weight in energy because most companies don’t produce positive cash flow, there’s volatility associated with the commodity price and the long-term transition to renewables. While the third issue is not going away, we think it will take a long time and we feel that companies have gotten better with respect to shareholder friendly capital allocation practices and we’ve been surprised by how quickly oil prices have normalized considering the unprecedented demand shock this year. Given slightly better trends and still weak performance across the sector, we added some exposure to the sector in the fourth quarter.

When it comes to the consumer, we firmly believe that the question isn’t a matter of if, but when consumption will start to normalize. We see better than expected and improving unemployment as well as government stimulus driving positive consumer behavior and spend into 2021, which has led us to initiate a few names that are geared towards a recovery in travel & leisure.

While we believe the economy will recover, it will first need time to heal, and hence we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. stocks. Through the volatility, we continue to increase our exposure to quality, focus on high conviction stocks, and take advantage of market dislocations for compelling stock selection opportunities.

JNL/JPMorgan Hedged Equity Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan Hedged Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	13.80%	1 Year	14.08%
Since Inception	9.07	Since Inception	9.38
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	27.8%
Health Care	13.1
Consumer Discretionary	12.2
Communication Services	11.3
Financials	10.4
Industrials	7.6
Consumer Staples	6.2
Utilities	2.7
Materials	2.5
Energy	2.3
Real Estate	1.7
Other Short Term Investments	2.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/JPMorgan Hedged Equity Fund outperformed its primary benchmark by posting a return of 13.80% for Class A shares compared to -2.75% for the CBOE S&P 500 BuyWrite Index. The Fund underperformed its other benchmark return of 18.40% for the

S&P 500 Index.

After a strong close to 2019, solid U.S. economic indicators continued to buoy the S&P 500 Index (“S&P 500”) in the beginning of the year 2020. However, as the COVID-19 (“COVID”) outbreak continued to grow and ramp up globally, governments responded with economy wide shutdowns, ultimately leading to a dramatic downturn for the markets in the first quarter. While extraordinary fiscal and monetary policy responses invigorated the market into a sharp recovery, disappointing economic data along with tensions between the U.S. and China generated frequent bouts of market volatility in the second quarter. Amid the pandemic, the U.S. gross domestic product contracted throughout the first half of the year, ending more than a decade long expansion, before the economic activity picked up in the third quarter. Corporate earnings also recovered dramatically during the year, after taking a hit in the first quarter. Meanwhile, investor optimism surrounding the vaccine development and their penchant for mega tech companies continued to uplift the markets through the summer. The year’s final quarter began with concerns about the resurgence of the viral outbreak and increased focus on the upcoming U.S. presidential election. However, upbeat investor sentiment drove the markets to record highs in December as they anticipated reduced political uncertainty after Joe Biden was elected the 46th president of the United States. Although enormous stimulus support and the advances on the vaccine front have lifted consumer and business confidence, news of the emergence of new, potentially more contagious mutations of COVID remains an important development to watch in the near-term.

True to form, the Fund consistently participated in a portion of the market’s gains throughout the year, while acting with a muted beta and volatility profile versus the S&P 500 Total Return Index during periods of episodic volatility. The Fund’s one-year performance has been strong, hedging against the majority of the sell off in March and continuing to take part in considerable upside since, all the while with a smoother ride. During October’s pick up in volatility, the Fund stayed the course and provided clients the staying power needed to ultimately participate in the market’s full 12.15% rise in the fourth quarter. Having lost less than the market in the first quarter, the Fund theoretically had less to make back in subsequent quarters, not even counting the Fund’s ability to capture more upside than normally given the heightened volatility environment this year.

Despite some rotation in the S&P 500 in the back half of 2020, the Chicago Board Options Exchange's CBOE Volatility Index ended the year around average to slightly below average levels. Our average upside cap range of 3.50% to 5.50% remains intact. Additionally, the Fund’s underlying equity strategy delivered nearly 200 basis points (“bps”) of positive alpha this year, as the Fund benefitted from holding long-term secular winners whose earnings have been accelerated through the quarantined period. However, it is important to remember that over the long-term, the intention of the long equity within the Fund is to bare resemblance to the S&P 500, so that our S&P 500 options work in bull or bear markets. Therefore, we continue to seek about 60-80 bps of alpha per year on average.

While we believe the economy will recover, it will first need time to heal, and hence we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. stocks. We remain confident in our approach to help investors participate in equity market gains, while hedging against intermittent volatility and market declines.

JNL/JPMorgan MidCap Growth Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan MidCap Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	47.97%	1 Year	48.43%
5 Year	20.67	5 Year	20.99
10 Year	16.37	10 Year	16.54

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	36.0%
Health Care	19.9
Industrials	14.8
Consumer Discretionary	12.6
Communication Services	7.2
Financials	6.1
Materials	1.5
Consumer Staples	0.6
Other Short Term Investments	1.0
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/JPMorgan MidCap Growth Fund outperformed its primary benchmark by posting a return of 47.97% for Class A shares compared to 41.97% for the MSCI USA Mid Cap Growth Index (Gross).

2020 was a positive year both in terms of stock selection as well as stylistic tailwinds, with growth as a style outperforming value. Stock selection across a variety of sectors drove outperformance with consumer discretionary and information technology (“IT”) leading the way. Stock selection in health care was the top detractor from performance followed by real estate.

From an individual stock perspective, overweight positions in Tesla Inc. (“Tesla”) and Enphase Energy, Inc. (“Enphase Energy”) were the top contributors to performance. Tesla outperformed during the year as investors embraced the company’s sustainability of demand at increasing production levels and profitable price points. We eliminated our position in the third quarter due to market capitalization constraints. Enphase Energy also outperformed after consistently posting strong quarterly results highlighted by solid end customer demand. A more favorable political backdrop and the stock’s announced inclusion in the S&P 500 Index in the fourth quarter also drove shares higher.

Not owning DocuSign, Inc. (“DocuSign”) and Twilio Inc. (“Twilio”) were the top detractors after outperforming in the first half of the year due to COVID-19 related disruptions. As a result, both companies experienced greater demand for their enterprise software solutions. We initiated positions in DocuSign and Twilio in the third quarter as we believe both companies have drivers that should continue to fuel higher growth. However, the relative positions for each remain muted given large benchmark weights.

Throughout 2020 the team has moderated the Fund’s risk profile by reducing positions that have experienced meaningful and/or sustained periods of outperformance while adding to companies with more reasonable expectations. Consumer discretionary and industrials are the largest overweight exposures while IT and heath care are the largest underweights.

JNL/JPMorgan U.S. Government & Quality Bond Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan U.S. Government & Quality Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	6.95%	1 Year	7.22%
5 Year	3.53	5 Year	3.79
10 Year	3.30	10 Year	3.53

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
U.S. Government Agency MBS	48.8%
Government Securities	31.3
Non-U.S. Government Agency ABS	7.2
Financials	2.2
Consumer Staples	1.3
Communication Services	1.0
Health Care	0.7
Utilities	0.6
Real Estate	0.2
Industrials	0.2
Energy	0.1
Information Technology	0.1
Other Short Term Investments	6.2
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/JPMorgan U.S. Government & Quality Bond Fund underperformed its primary benchmark by posting a return of 6.95% for Class A shares compared to 7.94% for the Bloomberg Barclays U.S. Government Bond Index.

2020 was an unprecedented year for financial markets. Investors’ fears that COVID-19 (“COVID”) virus would rise and spread became reality, which caused a sharp selloff across global markets. Policy makers responded swiftly to provide massive monetary and fiscal stimulus to support the economy. As a result, markets reacted quickly, and investors rode a risk rally that extended to the end of the year. Over the year, Treasury yields plummeted and U.S. Federal Reserve anchored rates to the zero lower bound. The 2-year yield fell by 144 basis points (“bps”) to 0.12%, 10-year yield decreased 100 bps to 0.91%, and the 30-year yield decreased by 74 bps to 1.64%. The spread between the 2-year and 10-year rose by 45 bps to finish the year at 80 bps.

The Fund maintained its duration target of 5 to 5.5 years during the year, while the duration of the benchmark continued to get longer on the year finishing at 7.06 years. The shorter duration posture of the Fund proved detrimental to relative returns early in the year as Treasury yields rallied, while rates stabilized and bounced off their lows, this proved to be the largest detractor. This was partially offset by the Fund’s yield curve positioning which was positive to excess returns. The Fund remained overweight in the belly of the curve and underweight the 20 plus year bucket of the curve.

Overall, the Fund’s underweight to Treasury debt and overweight to spread sectors was positive. Most spread sectors finished the year with positive returns relative to duration like Treasuries. The greatest source of excess returns for the Fund came from the Fund’s large allocation to agency mortgages, an allocation to agency commercial mortgage backed securities (“CMBS”) was particularly positive. In addition, the Fund’s small allocation to credit was positive.

The Fund’s security selection in U.S. Treasuries was a detractor. The Fund also holds some longer duration treasury inflation-protected securities (“TIPS”) which underperformed as inflation expectations sank during the crisis.

The Fund seeks a high level of current income with liquidity and safety of principal. In addition, the Fund seeks to outperform the benchmark over a business cycle.

From a sector allocation perspective, the Fund’s underweight allocation to treasuries and allocation to out of benchmark sectors of agency mortgages and U.S. credit were positive to performance. The Fund’s allocation to CMBS and allocation to U.S. TIPS was a detractor to performance.

JNL/Lazard International Strategic Equity Fund Lazard Asset Management LLC (Unaudited)

JNL/Lazard International Strategic Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	13.03%	1 Year	13.40%
5 Year	8.54	5 Year	N/A
Since Inception	7.95	Since Inception	9.27
‡Inception date April 29, 2013
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Industrials	21.6%
Financials	17.6
Consumer Discretionary	12.8
Information Technology	10.4
Consumer Staples	9.3
Health Care	8.0
Utilities	5.7
Materials	5.7
Communication Services	5.4
Real Estate	1.8
Energy	1.0
Other Short Term Investments	0.7
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Lazard International Strategic Equity Fund outperformed its primary benchmark by posting a return of 13.03% for Class A shares compared to 7.82% for the MSCI EAFE Index (Net).

In an extraordinary year, which much of the population spent at home sheltering from a global pandemic, international equity markets ended up actually gaining in value after a very strong fourth quarter. While the latter was driven by encouraging news on effective vaccines, the market had already recovered from its sharp initial sell off, as the virus shut down economies in March. The biggest macro drivers for this resilience were likely the actions of central banks, which flooded the market with liquidity and drove interest rates to essentially zero, and by governments, which provided very substantial support to businesses and individuals hurt by the curtailment of activity.

With consumer discretionary spending on services constrained by lockdown restrictions, and income maintained, households instead spent on physical and technology products and on their homes. This helped exports from China, which also benefited from its success in containing the epidemic, allowing it to open up substantially from the second quarter. Meanwhile, many technology businesses were beneficiaries of the crisis, as people furnished home offices, played video games, abandoned cash, and adopted ecommerce by necessity on an extraordinary scale.

In this environment, information technology (“IT”) stocks were the standout gainers, as were high growth stocks more broadly in all areas including health care. Sectors geared to China such as materials, industrials and luxury goods also performed well. Green energy was helped by the rapidly increasing focus of investors and governments on the need to transition away from fossil fuels.

Stocks directly hurt by the pandemic, such as oil stocks, or owners of retail or office properties, were of course weak in the year, despite a rally in the fourth quarter. Financials fell on concerns over credit costs, and on the moves down in interest rates. Surprisingly, defensive stocks did not perform particularly well as the market instead focused on growth optionality.

Some of the best performing stocks were net beneficiaries of the crisis. Power tools company Makita Corporation benefited from households prioritizing spending on their homes, while video game stocks NEXON Co., Ltd. and Ninetendo Co., Ltd. saw a jump in sales. ESR Cayman Limited reported strong demand for its ecommerce logistics properties, while Accenture Public Limited Company saw resilient demand for digital transformation projects. Other outperforming stocks were more esoteric, however. Industrials ABB Ltd is starting to see the benefits of its restructuring, while Genmab A/S reported encouraging sales and partnerships for some of its key drugs. Low cost airline Ryanair Holdings Public Limited Company is rightly considered to have strengthened its competitive position in a challenging year for aviation and outperformed for the year. Meanwhile, the stock that added most value to the Fund was the leading global maker of offshore wind turbines, Siemens Gamesa Renewable Energy, S.A. The company combined an acceleration in the outlook for energy transition with progress on its own internal restructuring under new management. Owning very few mainstream banks also helped relative performance.

On the negative side, the Fund was hurt by holding a number of companies that would normally be resilient in a crisis, but suffered from the very unusual circumstances of this downturn. These included consumer staples companies such as Coca-Cola European Partners PLC, which sells much of its product to bars and restaurants, aerospace companies such as pilot training firm CAE Inc., and the utility Engie, which normally conducts a range of facility management services for clients. In a normal year, Informa Switzerland Limited makes the majority of its profits from exhibitions, and exhibitions during the year were severely curtailed.

Stock selection in industrials, communication services, financials and real estate helped, while stock selection in consumer discretionary and consumer staples hurt the Fund.

Overall, the strategy remains confident that, by continuing to focus on stock selection, and seeking to find stocks with sustainably high or improving returns trading at attractive valuations, the strong long-term track record of the strategy has the potential to continue.

JNL/Loomis Sayles Global Growth Fund Loomis, Sayles & Company, L.P. (Unaudited)

JNL/Loomis Sayles Global Growth Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	34.85%	1 Year	35.30%
Since Inception	20.44	Since Inception	20.83
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Consumer Discretionary	26.6%
Information Technology	24.3
Communication Services	14.6
Industrials	14.3
Health Care	9.1
Consumer Staples	7.7
Energy	1.0
Financials	1.0
Other Short Term Investments	1.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Loomis Sayles Global Growth Fund outperformed its primary benchmark by posting a return of 34.85% for Class A shares compared to 16.26% for the MSCI All Country World Index (Net).

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

MercadoLibre S.R.L (“MercadoLibre”), Amazon.com, Inc. and Adyen B.V. were the top contributors to performance during the year. Schlumberger Holdings Corporation, Under Armour, Inc. and The Coca-Cola Company (“Coca-Cola”) were the largest detractors from performance during the year. Stock selection in consumer discretionary, communication services, industrials and information technology (“IT”) contributed positively to relative performance. Stock selection in consumer staples, energy, financials and health care detracted from relative performance. Our investment process is characterized by bottom-up, fundamental research and a long-term investment time horizon. The nature of the process leads to a lower turnover Fund where sector positioning is the result of stock selection. Versus the MSCI All Country World Index (Net), as of December 31, 2020, we are overweight in consumer discretionary, communication services, industrials, IT and consumer staples. We are underweight in financials, health care and energy. We have no holdings in materials, utilities or real estate. All aspects of the team’s quality to growth to valuation investment thesis must be present simultaneously for the team to make an investment.

During the year, we initiated positions in Autodesk, Inc., The Boeing Company, FANUC Corporation, NXP Semiconductors N.V., Salesforce.Com, Inc. and Trip.com Group Limited. We added to our existing positions in American Beverage Co Ambev and Novartis AG as near-term price weaknesses created more attractive reward to risk opportunities. We trimmed our positions in Novo Nordisk A/S, Qualcomm Incorporated, Yum! Brands, Inc. and Yum China Holdings, Inc. We also trimmed our existing position in MercadoLibre as it approached our maximum allowable position size. We sold our positions in American Express Company and Diageo PLC as they approached our estimates of intrinsic value and we sold our positions in Alcon AG, Coca-Cola, Prada S.p.A. and The Procter & Gamble Company due to more attractive reward to risk opportunities. We sold our position in Danone due to an incorrect investment thesis.

JNL/Lord Abbett Short Duration Income Fund Lord, Abbett & Co. LLC (Unaudited)

JNL/Lord Abbett Short Duration Income Fund

Total Return
Class A‡		Class I†
Since Inception	4.50%	Since Inception	4.70%
‡Inception date April 27, 2020
†Inception date April 27, 2020

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Non-U.S. Government Agency ABS	30.1%
Financials	18.6
Energy	8.0
Consumer Discretionary	6.5
Government Securities	6.4
Industrials	4.8
Information Technology	3.8
Utilities	3.8
Communication Services	3.5
Health Care	3.4
Materials	3.4
Consumer Staples	1.9
Real Estate	1.6
Other Short Term Investments	4.2
Total Investments	100.0%

For the period April 27, 2020 through December 31, 2020, JNL/Lord Abbett Short Duration Income Fund outperformed its primary benchmark by posting a return of 4.50% for Class A shares compared to 4.16% for the ICE BofA 1-3 Yr U.S. Corporate Index.

Security selection within investment grade corporate bonds was the largest contributor to performance over the period. Specifically, selection within financials benefited performance.

Another large contributor to performance over the period was an allocation to short-term high-yield (“HY”) corporate debt. The asset class saw spreads tighten amidst COVID-19 vaccine developments. Notably, HY issues that we believed to be long-term survivors and held through the March and April market turbulence rallied in the third quarter and the fourth quarter.

Also contributing was an allocation to commercial mortgage-backed securities (“CMBS”). CMBS began its later stage rally in the third quarter and the fourth quarter, after lagging most asset classes during the second quarter market recovery. The asset class is also experiencing significant tailwinds due to vaccine developments.

Lastly, while high quality asset-backed securities (“ABS”) and U.S. Treasuries provided positive returns over the period, the Fund’s allocation to these asset classes lagged as risk assets outperformed. Over the period, we significantly increased the Fund’s allocation to HY debt as we found attractive relative value in specific issues who we believe will benefit materially from the vaccine distribution and reopening guidelines.

We decreased the Fund’s allocation to securitized products over the period, both within ABS and CMBS.

We feel valuations are fair, though tight relative to historical levels. This is justified by improving economic fundamentals and an abundance of liquidity in the market.

We continue to have a broadly constructive view on credit and are positioning the Fund based on relative value, underlying fundamentals, and our top-down view.

We are investing in the essential and nonessential industries that are benefitting from a continued reopening of the economy. The magnitude and scale of this global pandemic has accelerated some secular shifts which are likely to remain even with access of the vaccine. The Fund’s positioning currently reflects this view as we are investing in companies and industries that we believe are better poised to adapt to and benefit from these structural economic changes.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Bond Index Fund

Composition as of December 31, 2020:
Government Securities	37.6%
U.S. Government Agency MBS	25.5
Financials	8.4
Health Care	3.0
Communication Services	2.3
Information Technology	2.2
Energy	2.1
Utilities	2.1
Industrials	2.0
Consumer Staples	1.7
Non-U.S. Government Agency ABS	1.5
Consumer Discretionary	1.3
Materials	0.7
Real Estate	0.7
Other Short Term Investments	8.8
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Bond Index Fund underperformed its primary benchmark by posting a return of 7.05% for Class A shares compared to 7.51% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Index”). The Fund is constructed utilizing a combination of stratified sampling, characteristics matching, and replication in order to match the key performance driving characteristics of the Index.

The Fund’s assets under management increased to end the year with approximately $1,424 million under management. U.S. fixed income markets had another strong year due mainly to the sharp decline in interest rates. The spread of COVID-19 led to an acute deterioration in sentiment as markets priced in the threat of a global recession. The U.S. Federal Reserve slashed interest rates to near zero in March, launched an array of emergency lending programs, and reintroduced a quantitative easing program that included both government and corporate bonds. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down 100 basis points from where it closed at the end of 2019.

The benchmark posted excess returns of 0.28%. After widening significantly early in the year as risk aversion soared, corporate spreads narrowed later in the year to produce excess returns of 0.49% versus duration neutral Treasuries. The securitized sector posted a total return of 4.18% but excess returns of -0.10%.

JNL/Mellon Communication Services Sector Fund

Composition as of December 31, 2020:
Communication Services	99.5%
Other Short Term Investments	0.3
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Communication Services Sector Fund underperformed its primary benchmark by posting a return of 25.26% for Class A shares compared to 26.01% for the MSCI USA IMI Communication Services Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Communication Services 25/50 Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Consumer Discretionary Sector Fund

Composition as of December 31, 2020:
Consumer Discretionary	93.8%
Consumer Staples	2.9
Communication Services	2.3
Industrials	-
Rights	-
Other Short Term Investments	0.6
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Consumer Discretionary Sector Fund underperformed its primary benchmark by posting a return of 47.01% for Class A shares compared to 48.04% for the MSCI USA IMI Consumer Discretionary Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index (Gross) (“Index”) in proportion to their market capitalization weighting in the index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Consumer Staples Sector Fund

Composition as of December 31, 2020:
Consumer Staples	98.9%
Other Short Term Investments	0.8
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Consumer Staples Sector Fund underperformed its primary benchmark by posting a return of 10.43% for Class A shares compared to 11.07% for the MSCI USA IMI/Consumer Staples Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Consumer Staples Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon DowSM Index Fund

Composition as of December 31, 2020:
Information Technology	21.6%
Health Care	17.4
Industrials	16.6
Financials	13.8
Consumer Discretionary	13.2
Consumer Staples	8.0
Communication Services	5.1

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

Energy	1.8
Materials	1.2
Other Short Term Investments	1.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Dow Index Fund underperformed its primary benchmark by posting a return of 8.96% for Class A shares compared to 9.72% for the Dow Jones Industrial Average. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.

The Fund seeks to achieve its objective by investing at least 80% of its assets in the thirty securities which compromise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Emerging Markets Index Fund

Composition as of December 31, 2020:
Information Technology	21.5%
Financials	17.9
Consumer Discretionary	15.2
Communication Services	12.5
Materials	7.3
Consumer Staples	5.7
Energy	5.1
Health Care	4.5
Industrials	4.4
Real Estate	1.9
Utilities	1.9
Rights	-
Warrants	-
Other Short Term Investments	1.1
Securities Lending Collateral	1.0
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Emerging Markets Index Fund underperformed its primary benchmark by posting a return of 17.10% for Class A shares compared to 18.31% for the MSCI Emerging Markets Index (Net). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the MSCI Emerging Markets Index (Net) (“Index”), including depositary receipts representing securities of the Index, which may be in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. The Fund attempts to replicate the performance of the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure, over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Energy Sector Fund

Composition as of December 31, 2020:
Energy	99.5%
Securities Lending Collateral	0.3
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Energy Sector Fund underperformed its primary benchmark by posting a return of -33.73% for Class A shares compared to -33.21% for the MSCI USA IMI Energy Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Equity Income Fund

Composition as of December 31, 2020:
Financials	29.6%
Health Care	12.8
Industrials	11.7
Information Technology	10.3
Materials	8.1
Utilities	6.3
Energy	6.2
Communication Services	4.9
Consumer Discretionary	4.2
Consumer Staples	3.4
Real Estate	0.7
Other Short Term Investments	1.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Equity Income Fund outperformed its primary benchmark by posting a return of 2.45% for Class A shares compared to 0.95% for the MSCI USA Value Index (Gross).

Equity markets performed positively in 2020 despite the global COVID-19 pandemic. Financials and consumer discretionary contributed most to performance, while energy and industrials were the biggest laggards of the year.

Financials led sector contributors due to effective stock selection and overweight positioning among capital markets. Overweight positioning in the household durables and specialty retail segments of consumer discretionary also fueled positive relative performance. Conversely, underweight positioning and challenging stock selection in the energy equipment and services segment of energy weighed on performance. Additionally, overweight positioning in the challenged airlines segment detracted from performance in industrials.

Our largest overweight is financials, as it continues to be the largest absolute and relative weight in the Fund due to attractive valuations and solid capital positions. Banks continue to trade at steep valuation discounts versus history despite recent strength. In health care, we are excited about specific pharmaceutical companies with notable pipeline opportunities, as well as health care providers and services. The recent election outcome appears favorable in terms of substantial risks to drug pricing. We remain underweight in communication services and decreased our exposure earlier in the year, but have remained neutral over the past few months. We continue to favor names in this defensive, high-yielding sector that are well positioned to benefit from the convergence of media and wireless industries. Consumer staples is also underweight, although we have slightly increased our exposure in recent months. We continue to believe selected food products companies are attractive due to industry consolidation, activist involvement, and efforts to increase margins.

JNL/Mellon Financial Sector Fund

Composition as of December 31, 2020:
Financials	98.6%
Real Estate	0.9
Rights	-
Other Short Term Investments	0.3
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Financial Sector Fund

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

underperformed its primary benchmark by posting a return of -2.72% for Class A shares compared to -2.07% for the MSCI USA IMI Financials Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the securities in the MSCI USA IMI Financials Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Healthcare Sector Fund

Composition as of December 31, 2020:
Health Care	98.8%
Rights	-
Securities Lending Collateral	0.8
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Healthcare Sector Fund underperformed its primary benchmark by posting a return of 17.52% for Class A shares compared to 18.24% for the MSCI USA IMI Health Care Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the securities in the MSCI USA IMI Health Care Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Industrials Sector Fund

Composition as of December 31, 2020:
Industrials	98.9%
Communication Services	0.1
Real Estate	-
Other Short Term Investments	0.7
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Industrials Sector Fund underperformed its primary benchmark by posting a return of 13.56% for Class A shares compared to 13.82% for the MSCI USA IMI/Industrials Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Industrials Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Information Technology Sector Fund

Composition as of December 31, 2020:
Information Technology	99.4%
Securities Lending Collateral	0.3
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Information Technology Sector Fund underperformed its primary benchmark by posting a return of 45.12% for Class A shares compared to 46.05% for the MSCI USA IMI Information Technology Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return though capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon International Index Fund

Composition as of December 31, 2020:
Financials	16.3%
Industrials	15.0
Health Care	12.6
Consumer Discretionary	12.2
Consumer Staples	11.2
Information Technology	9.5
Materials	7.7
Communication Services	4.2
Utilities	3.8
Energy	3.1
Real Estate	3.0
Rights	-
Securities Lending Collateral	1.1
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon International Index Fund underperformed its primary benchmark by posting a return of 7.70% for Class A shares compared to 7.82% for the MSCI EAFE Index (Net). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the MSCI EAFE Index (“Index”). The Fund is constructed to mirror the Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Fund seeks to match the performance and characteristics of the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Materials Sector Fund

Composition as of December 31, 2020:
Materials	98.6%
Securities Lending Collateral	0.9
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Materials Sector Fund underperformed its primary benchmark by posting a return of 18.84% for Class A shares compared to 19.48% for the MSCI USA IMI/Materials Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Materials Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon MSCI KLD 400 Social Index Fund

Composition as of December 31, 2020:
Information Technology	31.3%
Communication Services	13.8
Consumer Discretionary	10.4
Health Care	10.4
Industrials	8.7
Financials	7.9
Consumer Staples	7.5
Materials	3.0
Real Estate	2.9
Utilities	1.7
Energy	1.6
Investment Companies	0.3
Other Short Term Investments	0.3
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon MSCI KLD 400 Social Index Fund underperformed its primary benchmark by posting a return of 20.52% for Class A shares compared to 21.11% for the MSCI KLD 400 Social Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to seek to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance (“ESG”) characteristics as identified by the index provider.

The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (“Index”), which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive ESG characteristics. As of December 31, 2019, the Index consisted of 400 companies identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”), NASDAQ Stock Market and the NYSE American LLC. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. The ratings identify the following six to ten issues: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. The ESG criteria includes, but is not limited to, a company’s level of exposure relating to a material issue and the company’s management process of that issue. To assess a company’s exposure to and management of ESG risks and opportunities, MSCI collects data from at a segment or geographic level from academic and government datasets, publicly filed company reports, government databases, media and similar sources. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, tobacco, gambling, civilian firearms, nuclear power, military weapons, adult entertainment and genetically modified organisms. The Index may include large-, mid- or small capitalization companies. Components of the Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon MSCI World Index Fund

Composition as of December 31, 2020:
Information Technology	21.7%
Financials	13.0
Health Care	12.8
Consumer Discretionary	11.5
Industrials	10.4
Communication Services	8.7
Consumer Staples	8.0
Materials	4.4
Utilities	3.1
Energy	2.7
Real Estate	2.6
Rights	-
Other Short Term Investments	0.7
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon MSCI World Index Fund underperformed its primary benchmark by posting a return of 15.61% for Class A shares compared to 15.90% for the MSCI World Index (Net). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the MSCI World Index (Net) (“Index”). The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index.

The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the Index or derivative securities economically related to the Index. The Fund seeks to match the performance and characteristics of the Index.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Nasdaq 100 Index Fund

Composition as of December 31, 2020:
Information Technology	47.4%
Communication Services	18.6
Consumer Discretionary	18.2
Health Care	6.3
Consumer Staples	5.1
Industrials	1.9
Utilities	1.0
Other Short Term Investments	1.3
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Nasdaq 100 Index Fund underperformed its primary benchmark by posting a return of 47.96% for Class A shares compared to 48.88% for the Nasdaq 100 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return.

The Fund seeks to achieve its objective by investing in the securities which comprise the Nasdaq 100 Index (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that make up the Index. The Index includes 100 of the largest non-financial domestic and international companies listed on the Nasdaq Stock Market. The Index reflects companies across high growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Real Estate Sector Fund

Composition as of December 31, 2020:
Real Estate	99.0%
Securities Lending Collateral	0.7
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Real Estate Sector Fund underperformed its primary benchmark by posting a return of -5.32% for Class A shares compared to -4.57% for the MSCI USA IMI/Real Estate Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Real Estate Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon S&P 400 MidCap Index Fund

Composition as of December 31, 2020:
Industrials	17.5%
Information Technology	17.1
Financials	14.9
Consumer Discretionary	14.0
Health Care	10.9
Real Estate	8.9
Materials	5.6
Consumer Staples	3.5
Utilities	3.3
Communication Services	1.7
Energy	1.2
Other Short Term Investments	0.8
Securities Lending Collateral	0.6
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon S&P 400 MidCap Index Fund underperformed its primary benchmark by posting a return of 12.99% for Class A shares compared to 13.66% for the S&P MidCap 400 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the S&P MidCap 400 Index (“Index”). The Fund is constructed to mirror the Index to provide long-term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon S&P 500 Index Fund

Composition as of December 31, 2020:
Information Technology	26.5%
Health Care	13.0
Consumer Discretionary	11.5
Communication Services	10.7
Financials	10.0
Industrials	8.1
Consumer Staples	6.7
Utilities	2.7
Materials	2.5
Real Estate	2.3
Energy	2.2
Securities Lending Collateral	2.7
Other Short Term Investments	1.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon S&P 500 Index Fund underperformed its primary benchmark by posting a return of 17.78% for Class A shares compared to 18.40% for the S&P 500 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the S&P 500 Index (“Index”). The Fund is constructed to mirror the Index to provide long-term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Small Cap Index Fund

Composition as of December 31, 2020:
Industrials	17.2%
Financials	15.1
Information Technology	14.4
Consumer Discretionary	14.4
Health Care	11.8
Real Estate	8.6
Materials	5.5
Consumer Staples	3.5
Energy	3.0
Communication Services	2.5
Utilities	1.5
Investment Companies	0.2
Securities Lending Collateral	2.0
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Small Cap Index Fund underperformed its primary benchmark by posting a return of 10.81% for Class A shares compared to 11.29% for the S&P SmallCap 600 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the S&P SmallCap 600 Index (“Index”). The Fund is constructed to mirror the Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Utilities Sector Fund

Composition as of December 31, 2020:
Utilities	99.4%
Other Short Term Investments	0.6
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Mellon Utilities Sector Fund underperformed its primary benchmark by posting a return of -1.05% for Class A shares compared to -0.42% for the MSCI USA IMI/Utilities Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Utilities Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the utilities to the extent such industries are represented in the Index. The Index measures the performance of the utilities of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Morningstar Wide Moat Index Fund

Composition as of December 31, 2020:
Health Care	18.7%
Financials	17.5
Information Technology	17.4
Industrials	12.2
Consumer Staples	10.8
Consumer Discretionary	8.5
Communication Services	5.5
Materials	5.2
Energy	2.5
Utilities	1.3
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Morningstar Wide Moat Index Fund underperformed its primary benchmark by posting a return of 14.17% for Class A shares compared to 15.09% for the Morningstar Wide Moat Focus Index. The Fund underperformed its other benchmark return of 18.40% for the S&P 500 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to provide total return by tracking the performance, net of expenses, of the Morningstar Wide Moat Focus Index.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar Wide Moat Focus Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Bond Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	7.05%	1 Year	7.26%
5 Year	3.82	5 Year	4.10
10 Year	3.23	10 Year	3.46

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Communication Services Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	25.26%	1 Year	25.72%
5 Year	13.79	5 Year	14.12
10 Year	11.30	10 Year	11.58
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Consumer Discretionary Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	47.01%	1 Year	47.56%
5 Year	19.02	5 Year	19.37
10 Year	17.93	10 Year	18.22
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Consumer Staples Sector Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	10.43%	1 Year	10.85%
Since Inception	9.49	Since Inception	9.84
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Dow Index Fund

Average Annual Total Returns*
Class A		Class I†
1 Year	8.96%	1 Year	9.33%
5 Year	13.99	5 Year	N/A
10 Year	13.66	10 Year	N/A
Since Inception	N/A	Since Inception	12.33
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Emerging Markets Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	17.10%	1 Year	17.55%
5 Year	11.89	5 Year	12.20
Since Inception	4.16	Since Inception	4.41
‡Inception date August 29, 2011
†Inception date August 29, 2011
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Energy Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-33.73%	1 Year	-33.48%
5 Year	-6.69	5 Year	-6.41
10 Year	-4.11	10 Year	-3.87
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Equity Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	2.45%	1 Year	2.76%
5 Year	10.31	5 Year	N/A
Since Inception	11.55	Since Inception	8.55
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Financial Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-2.72%	1 Year	-2.37%
5 Year	10.22	5 Year	10.53
10 Year	10.29	10 Year	10.57
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Healthcare Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	17.52%	1 Year	17.92%
5 Year	12.04	5 Year	12.36
10 Year	15.87	10 Year	16.16
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Industrials Sector Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	13.56%	1 Year	13.88%
Since Inception	9.57	Since Inception	9.91
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Information Technology Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	45.12%	1 Year	45.61%
5 Year	26.91	5 Year	27.26
10 Year	19.22	10 Year	19.52
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon International Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	7.70%	1 Year	8.02%
5 Year	7.21	5 Year	7.50
10 Year	5.16	10 Year	5.41

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Materials Sector Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	18.84%	1 Year	19.37%
Since Inception	7.53	Since Inception	7.90
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon MSCI KLD 400 Social Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	20.52%	1 Year	20.92%
Since Inception	15.53	Since Inception	15.95
‡Inception date April 24, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon MSCI World Index Fund

Average Annual Total Returns*
Class A		Class I†
1 Year	15.61%	1 Year	16.02%
5 Year	11.71	5 Year	N/A
10 Year	8.49	10 Year	N/A
Since Inception	N/A	Since Inception	11.72
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Nasdaq 100 Index Fund

Average Annual Total Returns*
Class A		Class I
1 Year	47.96%	1 Year	48.44%
5 Year	23.77	5 Year	24.14
10 Year	19.64	10 Year	19.94
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Real Estate Sector Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	-5.32%	1 Year	-4.98%
Since Inception	5.03	Since Inception	5.25
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon S&P 400 MidCap Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	12.99%	1 Year	13.34%
5 Year	11.75	5 Year	12.04
10 Year	10.95	10 Year	11.17

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon S&P 500 Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	17.78%	1 Year	18.11%
5 Year	14.62	5 Year	14.92
10 Year	13.27	10 Year	13.52

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Small Cap Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	10.81%	1 Year	11.16%
5 Year	11.87	5 Year	12.16
10 Year	10.38	10 Year	10.63

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Utilities Sector Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	-1.05%	1 Year	-0.68%
5 Year	10.71	5 Year	N/A
Since Inception	8.77	Since Inception	8.11
‡Inception date April 29, 2013
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Morningstar Wide Moat Index Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	14.17%	1 Year	14.47%
Since Inception	16.05	Since Inception	16.40
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/MFS Mid Cap Value Fund Massachusetts Financial Services Company (Unaudited)

JNL/MFS Mid Cap Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	3.87%	1 Year	4.13%
5 Year	9.04	5 Year	9.32
10 Year	8.80	10 Year	9.06

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Massachusetts Financial Services Company assumed portfolio management responsibility on April 24, 2017.

Composition as of December 31, 2020:
Financials	20.9%
Industrials	13.7
Information Technology	10.5
Utilities	9.4
Consumer Discretionary	8.9
Health Care	8.7
Materials	8.6
Real Estate	6.9
Consumer Staples	6.1
Energy	4.0
Communication Services	1.4
Securities Lending Collateral	0.7
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/MFS Mid Cap Value Fund outperformed its primary benchmark by posting a return of 3.87% for Class A shares compared to 1.05% for the MSCI USA Mid Cap Value Index (Gross).

Markets experienced an extraordinarily sharp selloff early in the year and, in many cases, an unusually rapid recovery later. Central banks and fiscal authorities undertook astonishing levels of stimulus to offset the economic effects of government imposed social distancing measures implemented to slow the spread of the COVID-19 virus. At this point, the global economy looks to have experienced the deepest, steepest and possibly shortest recession in the postwar period. However, the recovery remains subject to more than the usual number of uncertainties due to questions about the evolution of the virus, what its continued impact will be and how quickly vaccines to guard against it can be manufactured and distributed at scale, as well as the public's willingness to be inoculated.

In the immediate aftermath of the market disruption that accompanied the initial phases of the pandemic, many companies that had added significant leverage to their balance sheets in recent years by borrowing to fund dividend payments and stock buybacks halted those activities and some companies were forced to recapitalize. As markets and the economy stabilized later in the year, in many cases dividend payments and buybacks resumed. Conversely, some companies find themselves flush with liquidity, having borrowed preemptively during the worst of the crisis, only to end up with excess cash on their balance sheets. An underweight position and stock selection in real estate benefited performance relative to the benchmark. However, there were no individual stocks within this sector that were among the Fund's largest relative contributors during the year.

Security selection and, to a lesser extent, an overweight position in information technology also supported relative returns. Within this sector, holdings of automatic identification and data capture products manufacturer Zebra Technologies Corporation and an overweight position in linear and mixed signal integrated circuits producer Maxim Integrated Products, Inc. boosted relative results.

Security selection in consumer discretionary further supported relative performance. Within this sector, not holding shares of global cruise line operator Norwegian Cruise Line Holdings Ltd. helped in relative terms as the stock underperformed the benchmark during the year.

Elsewhere, holdings of electric and gas infrastructure services provider Quanta Services, Inc. , electricity and natural gas distributor WEC Energy Group Inc. and leading diversified industrial manufacturer Eaton Corporation Public Limited Company supported relative results. Additionally, overweight positions in railroad company Kansas City Southern and industrial distributor HD Supply, and not owning shares of oil and gas producer Noble Energy, Inc and oil and gas exploration company Marathon Oil Corporation, aided relative performance. Stock selection in health care detracted from relative returns. Notably, not owning shares of biotechnology firm Moderna, Inc. held back relative performance.

Stocks in other sectors that also hindered relative results included the timing of the Fund's ownership in shares of both cruise line operator Royal Caribbean Cruises Ltd. and direct banking and payment services provider Discover Financial Services. Additionally, holdings of independent petroleum products company Marathon Petroleum Corporation, oil transportation and storage company Plains GP Holdings, L.P. and real estate investment trust EPR Properties, and not owning shares of semiconductor manufacturer Microchip Technology, chemicals manufacturer Albemarle, heating, ventilating and air conditioning systems manufacturer Carrier Global Corporation and homebuilder Lennar Corporation, further weighed on relative returns.

JNL/Neuberger Berman Commodity Strategy Fund Neuberger Berman Investment Advisers LLC (Unaudited)

JNL/Neuberger Berman Commodity Strategy Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	-3.63%	1 Year	-3.62%
5 Year	2.84	5 Year	N/A
Since Inception	-5.88	Since Inception	0.74
‡Inception date April 28, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Government Securities	33.8%
Non-U.S. Government Agency ABS	3.7
Energy	1.7
Other Short Term Investments	60.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Neuberger Berman Commodity Strategy Fund underperformed its primary benchmark by posting a return of -3.63% for Class A shares compared to -3.12% for the Bloomberg Commodity Index.

Most of the Fund’s sectors were positive on the year, with the exception of energy and livestock. Energy was by far the largest detractor for the year as the sector endured severe demand shocks related to the pandemic coupled with an Organization of the Petroleum Exporting Countries (“OPEC”) price war early in the year. Specifically, West Texas Intermediate crude and gas oil were the largest detractors while agricultural products, such as corn and soybean meal, as well as precious metals (gold and silver) were the largest contributors.

Relative to the Bloomberg Commodity Index (“Index”), the main contributors to the Fund’s outperformance for 2020 from a sector perspective were overweights in agriculture, industrial metals and livestock. In terms of individual commodities, overweights in corn, Kansas wheat, soybean meal and soybean oil aided relative performance. An underweight in natural gas was the single largest contributor to relative outperformance as the volatile commodity struggled amid mild winter weather projections.

For 2020, energy and precious metals detracted from relative performance. In precious metals, an underweight in gold was the sole driver of this underperformance. Gold rallied during the year from a flood of safe haven assets, at one point making up nearly 20% of the Index weight, leaving the Fund significantly relatively underweight. In energy, relative overweights hurt performance as the sector plummeted early in the year due to severe demand shocks and an OPEC price war. Because the Index is only rebalanced once a year, significant moves, like we saw in gold and energy during the year, can have prolonged impacts on the Fund’s allocation relative to the Index.

As we look forward to 2021, other than turning the page in our calendar the commodities landscape more or less remains the same. In our view, the metals complex continues to be constructive across the board but there are also bullish catalysts in energy, agriculture and other relevant macro markets.

Today the consensus appears to be a weaker U.S. Dollar, higher stock market, higher yields (and higher breakevens) and a benign credit environment. Any extra cent that finds its way to financial markets we believe will more likely make its way to risky assets rather than risk free counterparts and as such, it is not difficult for us to imagine markets continuing to have a risk appetite over the medium term.

While we believe commodities may likely benefit from such a risk seeking macro boost, we also see across the board fundamental improvements. For instance, since the end of March the inventory surplus indicating contangoed levels significantly reduced. Energy and agricultural commodities benefited substantially from these base level effects coming from inventories that were swollen during the pandemic. This tells us that as long as prices are supported below by macro and fundamental factors, in our view, commodity markets likely do not need spot price appreciation to produce positive returns.

We remain constructive in energy markets as the demand recovery continues into 2021 and total capex in new supply growth was cut—which especially hit U.S. production growth. Similarly. in agricultural we think we may be in a bull market where higher weather volatility (possibility of La Niña) combined with a rebuilding of tariff war stricken supply chains in the livestock and grain pipelines is inciting price rallies to levels not seen since nearly a decade ago.

Within industrial metals we are currently emphasizing copper and nickel. Both are a proxy for Chinese industrial activity and growth, but also have renewable exposure. Copper is the best expression in our view as it captures grid upgrade/building, electric vehicle (“EV”) adoption and a highly constrained supply story. Nickel is a macro expression bet on EV adoption increasing as a critical component for batteries. Price action seems to be confirming this as we're breaking out of multiyear ranges.

While precious metals were top of mind for investors, many bulls hit the brakes, recently evidenced from contract consolidations over the last three months. On a long-term horizon we view gold as a good potential Fund diversifier.

JNL/Neuberger Berman Strategic Income Fund Neuberger Berman Investment Advisers LLC (Unaudited)

JNL/Neuberger Berman Strategic Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	7.01%	1 Year	7.31%
5 Year	5.20	5 Year	5.47
Since Inception	4.02	Since Inception	4.27
‡Inception date April 30, 2012
†Inception date April 30, 2012

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
U.S. Government Agency MBS	25.6%
Government Securities	11.7
Energy	7.3
Financials	6.8
Consumer Discretionary	6.2
Industrials	6.2
Communication Services	5.7
Non-U.S. Government Agency ABS	5.0
Health Care	3.3
Consumer Staples	3.1
Information Technology	2.5
Materials	2.1
Utilities	1.7
Real Estate	1.5
Other Short Term Investments	11.0
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/Neuberger Berman Strategic Income Fund underperformed its primary benchmark by posting a return of 7.01% for Class A shares compared to 7.51% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Throughout the year, the Fund maintained an emphasis on diversified exposure to spread sectors and maintaining positive duration in absolute terms.

The Fund’s duration/yield curve positioning was a main detractor in 2020 as U.S. rates rallied over the course of the year, particularly in the first quarter, as uncertainty surrounding the path of the COVID-19 pandemic led to increased global demand for “safe haven” assets. Modest allocations to hard and local currency emerging market debt also detracted as the recovery of emerging markets lagged developed markets over the year. Allocations to U.S. investment grade (“IG”) and non-IG credit helped to partially offset underperformance. U.S. credit spreads, which widened to levels not seen since the Global Financial Crisis at the onset of the pandemic, subsequently tightened to end the year on the back of unprecedented monetary policy and fiscal stimulus. Security selection within U.S. IG credit and an overweight to U.S. agency mortgage backed securities (“MBS”) were additional notable contributors over the year.

There were several adjustments made to the Fund during the year. In March, the Fund took advantage of attractive valuations in light of volatility, adding exposure to high quality spread sectors. Namely, the Fund selectively added to U.S. IG and up in quality U.S. non-IG credit given the view that the sectors should perform well in an environment of strong central bank support and heightened global demand. Further, the Fund exited its Treasury position in favor of U.S. agency MBS. As the year progressed and risk sentiment recovered, the Fund rotated risk away from U.S. IG credit toward higher yielding sectors on a relative value basis. Toward the end of the year, the Fund added modestly to its U.S. Treasury inflation protected securities allocation.

The Fund selectively utilized U.S. Treasury futures, interest rate futures and interest rate swaps throughout the year to help manage the duration and curve exposure of the Fund.

The investment objective of the Fund over the year, and going forward, remains consistent with its prospectus objective, to seek high current income with a secondary objective of long-term capital appreciation.

JNL/PIMCO Income Fund Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	4.95%	1 Year	5.30%
Since Inception	4.04	Since Inception	4.37
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
U.S. Government Agency MBS	29.8%
Non-U.S. Government Agency ABS	26.3
Government Securities	12.3
Financials	9.9
Communication Services	4.7
Consumer Discretionary	3.4
Industrials	2.0
Utilities	1.9
Health Care	1.6
Energy	1.5
Real Estate	1.2
Information Technology	1.0
Consumer Staples	0.9
Warrants	0.1
Rights	0.1
Materials	0.1
Other Short Term Investments	3.0
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/PIMCO Income Fund underperformed its primary benchmark by posting a return of 4.95% for Class A shares compared to 7.51% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The beginning of 2020 introduced fresh economic risks, particularly heightened by virus related fears, which sparked a severe sell off across global markets. In response, global central banks undertook rate cuts and massive asset purchase programs while fiscal authorities enacted large scale stimulus packages. Risk assets broadly gained in the second quarter as financial markets began a slow recovery – supported by an easing in lockdown measures, fiscal and monetary policy, and policymaker’s commitment to supportive policy stances. During the third quarter, the recovery appeared well underway as economic activity rebounded sharply amid a rebound in economic data, ongoing global policy support, and optimism around a vaccine. In the fourth quarter, positive vaccine developments and the U.S. election outcomes bolstered market optimism. Global equities rallied, credit spreads tightened, the dollar weakened, and oil prices rose.

Interest rate strategies were positive for overall returns during the year. Long exposure to U.S. and Italian duration added to performance as yields fell over the year. Interest rate strategies in Latin America, particularly in Peru and Mexico, also contributed to performance over the year. These gains more than offset losses from short Japanese and UK duration positioning. Gains from long U.S. Dollar positioning versus select developed market currencies offset losses from tactical exposure to a basket of high carry emerging market currencies, including the Russian Ruble, Argentine Peso and Brazilian Real.

Within spread strategies, exposure to and selection within investment grade corporate credit was positive for performance. Select holdings of securitized products, specifically agency and non-agency mortgage backed securities further contributed to performance.

Derivatives were used in the Fund and are instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s overall duration positioning, which was positive for returns, was partly facilitated through the use of interest rate swaps, options, and futures. The Fund’s overall corporate exposure, which was positive for performance, was partially obtained via the use of credit default swaps and swaptions. The Fund’s long U.S. Dollar positioning against select developed market currencies, partly achieved through currency forward agreements, was positive for performance.

JNL/PIMCO Investment Grade Credit Bond Fund Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Investment Grade Credit Bond Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	10.52%	1 Year	10.91%
5 Year	7.00	5 Year	N/A
Since Inception	5.18	Since Inception	7.10
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	30.1%
Government Securities	13.8
Real Estate	6.7
U.S. Government Agency MBS	6.1
Communication Services	5.8
Industrials	5.3
Utilities	5.1
Energy	5.1
Consumer Discretionary	5.0
Information Technology	3.9
Health Care	3.9
Non-U.S. Government Agency ABS	3.0
Consumer Staples	1.4
Materials	0.8
Short Term Investments	-
Warrants	-
Other Short Term Investments	3.9
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/PIMCO Investment Grade Credit Bond Fund outperformed its primary benchmark by posting a return of 10.52% for Class A shares compared to 9.35% for the Bloomberg Barclays U.S. Credit Bond Index.

The beginning of 2020 introduced fresh economic risks, particularly heightened by virus related fears, which sparked a severe sell off across global markets. In response, global central banks undertook rate cuts and massive asset purchase programs while fiscal authorities enacted large scale stimulus packages. Risk assets broadly gained in the second quarter as financial markets began a slow recovery – supported by an easing in lockdown measures, fiscal and monetary policy, and policymaker’s commitment to supportive policy stances. During the third quarter, the recovery appeared well underway as economic activity rebounded sharply amid a rebound in economic data, ongoing global policy support, and optimism around a vaccine. In the fourth quarter, positive vaccine developments and the U.S. election outcomes bolstered market optimism. Global equities rallied, credit spreads tightened, the U.S. Dollar weakened, and oil prices rose.

An overweight to banking and financials and telecom added to performance over the year. Tactical exposure to and selection within energy and pipelines also contributed to performance. These gains more than offset losses from defensive positioning within broad corporate credit exposure through the use of credit hedging instruments. Select exposure to emerging market debt and residential mortgage backed securities further contributed to performance.

Derivatives were used in the Fund and are instrumental in attaining exposures targeted to gain from anticipated market developments. The Fund’s U.S. interest rates, which was positive for returns, was partly facilitated through the use of interest rate swaps, options, and futures. Additionally, the Fund’s short exposure UK rates was also implemented partially via interest rate swaps, options, and futures. The Fund’s overall corporate exposure, which was negative for performance, was partially obtained via the use of credit default swaps.

JNL/PIMCO Real Return Fund Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Real Return Fund

Average Annual Total Returns
Class A		Class I
1 Year	11.46%	1 Year	11.78%
5 Year	5.07	5 Year	5.35
10 Year	3.50	10 Year	3.73

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Government Securities††	82.6%
Non-U.S. Government Agency ABS	7.7
U.S. Government Agency MBS	6.9
Financials	1.6
Consumer Discretionary	0.4
Energy	0.2
Information Technology	0.2
Consumer Staples	0.1
Industrials	0.1
Utilities	0.1
Communication Services	-
Health Care	-
Real Estate	-
Securities Lending Collateral	0.1
Other Short Term Investments††	-
Total Investments	100.0%

††The Fund's weightings in TIPS was 81.3% of net investments

For the year ended December 31, 2020, JNL/PIMCO Real Return Fund outperformed its primary benchmark by posting a return of 11.46% for Class A shares compared to 10.99% for the Bloomberg Barclays U.S. TIPS Index.

The beginning of 2020 introduced fresh economic risks, particularly heightened by virus related fears, which sparked a severe sell off across global markets. In response, global central banks undertook rate cuts and massive asset purchase programs while fiscal authorities enacted large scale stimulus packages. Risk assets broadly gained in the second quarter as financial markets began a slow recovery – supported by an easing in lockdown measures, fiscal and monetary policy, and policymaker’s commitment to supportive policy stances. During the third quarter, the recovery appeared well underway as economic activity rebounded sharply amid a rebound in economic data, ongoing global policy support, and optimism around a vaccine. In the fourth quarter, positive vaccine developments and the U.S. election outcomes bolstered market optimism. Global equities rallied, credit spreads tightened, the U.S. Dollar weakened, and oil prices rose.

An overweight to U.S. breakeven inflation level (the difference between nominal and real yields) contributed to relative performance as real yields fell further than nominal yields over the year. Additionally, U.S. nominal interest rate strategies and short exposure to UK breakeven added to performance as long-term inflation expectations in the region fell. These gains offset losses from exposure to a basket of high carry emerging market currencies, particularly the Russian Ruble, Argentine Peso and Brazilian Real.

Defensive positioning within broad corporate credit exposure detracted from performance while allocations to agency mortgage backed securities added to performance over the year.

Derivatives were used in the Fund and are instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s U.S. interest rates, which was positive for returns, was partly facilitated through the use of interest rate swaps, options, and futures. The Fund’s overall corporate exposure, which was negative for performance, was partially obtained via the use of credit default swaps.

JNL/PPM America Floating Rate Income Fund PPM America, Inc. (Unaudited)

JNL/PPM America Floating Rate Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	0.46%	1 Year	0.73%
5 Year	3.91	5 Year	N/A
Since Inception	3.11	Since Inception	2.82
‡Inception date January 01, 2011
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Consumer Discretionary	15.1%
Health Care	13.8
Information Technology	13.8
Industrials	13.6
Communication Services	11.5
Financials	10.6
Materials	10.1
Consumer Staples	5.8
Utilities	1.5
Non-U.S. Government Agency ABS	1.3
Real Estate	0.6
Energy	0.6
Warrants	0.1
Other Equity Interests	-
Other Short Term Investments	1.6
Total Investments	100.0%

For the year ended December 31, 2020, JNL/PPM America Floating Rate Income Fund underperformed its primary benchmark by posting a return of 0.46% for Class A shares compared to 3.12% for the S&P/LSTA Leveraged Loan Index.

Negative security selection in electronics/electrical and leisure goods/activities/movies drove the Fund’s underperformance. An underweight position in oil and gas loans and security selection in retailers (except food and drug) loans positively contributed.

The investment objective of the Fund is to seek to provide a high level of current income. The Fund seeks to add value over the long-term primarily through security selection. The Fund actively invests primarily in income producing floating rate instruments and uses a credit intensive fundamental investment process. The Fund may also invest in high-yield (“HY”) bonds and other asset classes. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

Relative to the benchmark on December 31, 2020, the Fund’s largest overweight positions were in chemicals and plastics, food products and health care. The overweight position in health care was added during the year, while an overweight position in lodging and casinos was reduced. Bottom-up loan selection drove these positioning changes. The largest underweight positions on December 31, 2020, were in business equipment and services, electronics/electrical and oil and gas. These were also the largest underweight positions entering the year. Approximately 1.45% of the Fund was comprised of HY bonds on December 31, 2020, while the benchmark does not hold any HY securities. During the year, HY holdings modestly detracted from Fund performance.

The primary risks to the floating rate loan market in 2021 are related to the COVID-19 (“COVID”) vaccine. We believe the market expects current vaccine efforts to work within its anticipated time frame. A longer time frame could lead to additional defaults from companies in COVID impacted industries. There are also risks to loan market technical, in particular if new issue supply lags collateralized loan obligation issuance and fund inflows, leading to repricing and pressure on yields.

Derivatives did not materially impact Fund performance.

JNL/PPM America High Yield Bond Fund PPM America, Inc. (Unaudited)

JNL/PPM America High Yield Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	5.11%	1 Year	5.45%
5 Year	7.52	5 Year	7.79
10 Year	5.87	10 Year	6.12

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Communication Services	17.3%
Consumer Discretionary	15.4
Energy	14.8
Financials	11.6
Industrials	10.1
Health Care	7.1
Materials	6.7
Consumer Staples	5.9
Information Technology	4.4
Real Estate	1.6
Investment Companies	1.1
Utilities	1.0
Non-U.S. Government Agency ABS	0.2
Investment Companies	0.1
Warrants	0.1
Other Equity Interests	-
Other Short Term Investments	2.2
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2020, JNL/PPM America High Yield Bond Fund underperformed its primary benchmark by posting a return of 5.11% for Class A shares compared to 6.07% for the ICE Bank of America Merrill Lynch High Yield Master II Constrained Index.

Positioning in high-yield (“HY”) and investment grade corporate bonds positively contributed to the Fund’s relative performance, while positioning in floating rate bank loans and U.S. Treasury (“UST”) interest rate futures used to manage duration detracted. The Treasury hedges detracted as UST rallied during 2020 on the pandemic, economic shutdown and U.S. Federal Reserve rate cuts. Within HY corporate bonds, security selection in communication services and an underweight to energy positively contributed, as energy underperformed during the year, the latter benefitting from the sharp selloff in oil and natural gas prices during the first quarter of 2020 due to significantly reduced demand. Security selection in leisure and capital goods detracted.

The investment objective of the Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to add value over the long-term primarily through security and sector selection. The Fund primarily invests in HY, high risk debt securities and related investments using a credit research intensive investment process. The Fund also may purchase positions in floating rate bank loans, equities and foreign securities.

Relative to the benchmark on December 31, 2020, the Fund’s largest overweight positions within HY bonds were in media, energy and financials. The strategy believes investments in both media and energy are ways for the Fund to participate in a cyclical recovery. Energy, which moved from an underweight to an overweight position during the year, also could benefit from mergers and acquisition and has a high proportion of fallen angels, an area we feel offers attractive relative value. We believe a steeper interest rate curve and economic recovery will be positive for financials. The largest underweight positions on December 31, 2020, were in real estate and utilities, two non-cyclical sectors, as well as information technology and electronics.

The risks to the HY bond market in 2021 center on the speed of delivering and efficacy of COVID-19 vaccines and, by extension, the pace of economic recovery. Credit market valuations are a risk due to lower starting spread levels and overall modest absolute yields. The economic recovery could be choppy with periodic setbacks, in our opinion.

JNL/PPM America Small Cap Value Fund PPM America, Inc. (Unaudited)

JNL/PPM America Small Cap Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	-3.31%	1 Year	-3.05%
5 Year	7.60	5 Year	7.87
10 Year	8.34	10 Year	8.79

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	29.1%
Industrials	17.4
Consumer Discretionary	12.0
Information Technology	10.8
Health Care	8.1
Real Estate	8.0
Materials	5.4
Energy	3.4
Communication Services	2.1
Consumer Staples	2.1
Utilities	1.5
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/PPM America Small Cap Value Fund underperformed its primary benchmark by posting a return of -3.31% for Class A shares compared to 2.53% for the S&P SmallCap 600 Value Index.

Bottom-up security selection drove the Fund’s sector allocations and performance for the year. Holdings in PBF Energy, Inc. (-77.1%), Helix Energy Solutions Group, Inc. (-86.9%) and Triumph Group, Inc. (-66.7%) detracted from the Fund’s relative performance. Holdings in National General Holdings Corp. (+54.5%), Semtech Corporation (+36.3%) and Avaya Holdings Corp. (+97.6%) positively contributed to the Fund’s relative performance to the benchmark.

The investment objective of the Fund is to seek to add value over the long-term by using a traditional value style of investing. The Fund actively invests in a diversified portfolio of equity securities, primarily common stocks that have market capitalizations within the range of companies constituting the S&P SmallCap 600 Index. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

The Fund’s largest overweight sectors relative to the benchmark on December 31, 2020, were financials, information technology (“IT”) and health care. Over the year, financials and health care moved from underweights to overweight positions, while the overweight in IT was reduced. These are cyclical sectors, reflecting the Fund managers’ view that cyclical sectors could outperform in 2021. The largest underweight sectors relative to the benchmark on December 31, 2020, were consumer discretionary, real estate and energy, which held relatively steady over the year.

Despite a more optimistic outlook, we still see risks facing equity markets. There remains a chance for political-induced volatility, as more concrete plans from the Biden Administration could unsettle investors. Additionally, a continued rotation into cyclicals, small caps and value stocks could make individual stocks and industries with excessive valuations more susceptible to selloffs. Lastly, a move higher in rates could pressure equity valuations as it would narrow the excess yield equities currently provide over U.S. Treasuries.

JNL/PPM America Total Return Fund PPM America, Inc. (Unaudited)

JNL/PPM America Total Return Fund

Average Annual Total Returns
Class A		Class I†
1 Year	9.85%	1 Year	10.24%
5 Year	5.64	5 Year	N/A
10 Year	5.16	10 Year	N/A
Since Inception	N/A	Since Inception	6.11
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
U.S. Government Agency MBS	25.7%
Financials	14.3
Government Securities	12.1
Non-U.S. Government Agency ABS	7.6
Energy	6.2
Consumer Staples	5.2
Communication Services	5.0
Health Care	4.7
Consumer Discretionary	4.6
Utilities	3.9
Materials	2.7
Industrials	2.0
Information Technology	0.7
Real Estate	0.2
Other Short Term Investments	5.1
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2020, JNL/PPM America Total Return Fund outperformed its primary benchmark by posting a return of 9.85% for Class A shares compared to 7.51% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Positioning in U.S. corporate bonds, both investment grade and high-yield, as well as mortgage backed securities (“MBS”) drove the outperformance, as these assets classes outperformed over 2020 and the Fund produced positive security selection. Positioning in commercial mortgage backed securities (“CMBS”) modestly detracted as they underperformed other asset classes. Cash holdings also modestly detracted, as risk assets gained over the year. Within corporate bonds, security selection and the resulting overweight positions in consumer cyclical and banking positively contributed, while holdings in real estate investment trusts and security selection in financial – other modestly detracted.

The investment objective of the Fund is to seek to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund primarily invests in a diversified portfolio of fixed-income investments of U.S. and foreign issuers. The Fund invests in investment grade bonds across a broad range of sectors, including Treasury bonds, federal agency debt, corporate bonds, MBS and asset-backed securities (“ABS”). The Fund may also purchase high-yield bonds on a tactical and strategic basis. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

Relative to the benchmark on December 31, 2020, the Fund held an underweight position in U.S. Treasuries and overweight positions in investment grade corporate bonds, ABS, CMBS and MBS, as well as an out-of-index position in high-yield bonds. The Fund entered 2020 with a smaller investment grade corporate bond position, but increased that position as corporate sector valuations widened early in the year. Positions in U.S. Treasuries, ABS, CMBS and MBS decreased in 2020 as the exposure to corporate bonds increased.

It is important to remember the market will enter 2021 with many risks. Our largest exposure at year end was in investment grade corporate bonds, but investment grade valuations have already tightened and peer analysis shows investors are already long, reducing the pool of marginal buyers. COVID-19 is still rampant, and we believe the market has become complacent in relying on current vaccine efforts to work in the time frame the market expects.

Treasury futures positively contributed to performance. We typically use Treasury futures to hedge duration or the Fund’s exposure to interest rate or yield curve risk.

JNL/RAFI Fundamental Asia Developed Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Fundamental Asia Developed Fund

Average Annual Total Returns
Class A		Class I
1 Year	4.46%	1 Year	4.79%
5 Year	7.09	5 Year	7.38
10 Year	6.57	10 Year	6.82

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	17.1%
Industrials	16.8
Consumer Discretionary	16.5
Materials	9.6
Information Technology	7.4
Consumer Staples	6.3
Real Estate	5.2
Communication Services	4.4
Health Care	3.4
Utilities	3.0
Investment Companies	2.3
Energy	2.2
Securities Lending Collateral	4.0
Other Short Term Investments	1.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/RAFI Fundamental Asia Developed Fund outperformed its primary benchmark by posting a return of 4.46% for Class A shares compared to 4.06% for the RAFI Fundamental Asia Developed Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the RAFI Fundamental Asia Developed Index (Gross) (“Index”).

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investments Corporation believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/RAFI Fundamental Europe Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Fundamental Europe Fund

Average Annual Total Returns
Class A		Class I
1 Year	-0.95%	1 Year	-0.57%
5 Year	3.26	5 Year	3.54
10 Year	3.87	10 Year	4.12

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	23.9%
Industrials	12.3
Consumer Discretionary	11.1
Energy	10.4
Materials	10.2
Consumer Staples	9.9
Health Care	6.9
Utilities	5.6
Communication Services	5.5
Information Technology	2.4
Real Estate	1.1
Rights	-
Securities Lending Collateral	0.5
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/RAFI Fundamental Europe Fund underperformed its primary benchmark by posting a return of -0.95% for Class A shares compared to -0.06% for the RAFI Fundamental Europe Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the RAFI Fundamental Europe Index (Gross) (“Index”).

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowing made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investments Corporation believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have a meaningful impact of the Fund’s performance during the year.

JNL/RAFI Fundamental U.S. Small Cap Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Fundamental U.S. Small Cap Fund

Average Annual Total Returns*
Class A		Class I
1 Year	8.62%	1 Year	9.02%
5 Year	4.56	5 Year	4.85
10 Year	5.85	10 Year	6.12
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Industrials	18.0%
Consumer Discretionary	14.5
Financials	13.6
Information Technology	12.6
Real Estate	12.2
Health Care	7.6
Materials	6.7
Communication Services	4.2
Consumer Staples	3.7
Energy	3.2
Utilities	2.6
Securities Lending Collateral	1.0
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/RAFI Fundamental U.S. Small Cap Fund underperformed its primary benchmark by posting a return of 8.62% for Class A shares compared to 9.23% for the RAFI Fundamental U.S. Small Company Index (Net). The Fund underperformed its other benchmark return of 18.90% for the MSCI USA Small Cap Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the RAFI Fundamental U.S. Small Company Index (Net) (“Index”).

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investments Corporation believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have a meaningful impact of the Fund’s performance during the year.

JNL/RAFI Multi-Factor U.S. Equity Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Multi-Factor U.S. Equity Fund

Average Annual Total Returns
Class A		Class I
1 Year	9.95%	1 Year	10.28%
5 Year	9.25	5 Year	9.52
10 Year	9.85	10 Year	10.09

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	18.2%
Consumer Discretionary	15.0
Consumer Staples	13.7
Health Care	13.5
Industrials	10.9
Communication Services	8.7
Financials	7.0
Energy	4.0
Real Estate	3.8
Materials	3.0
Utilities	1.1
Securities Lending Collateral	0.6
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2020, JNL/RAFI Multi-Factor U.S. Equity Fund underperformed its primary benchmark by posting a return of 9.95% for Class A shares compared to 10.69% for the RAFI Multi-Factor U.S. Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of the RAFI Multi-Factor U.S. Index (“Index”).

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets (net securities plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investment Corporation believes will help the Fund track its Index. The Index is designed to provide long only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/T. Rowe Price Balanced Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Balanced Fund

††45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	11.98%	1 Year	12.26%
5 Year	8.84	5 Year	N/A
Since Inception	6.51	Since Inception	9.74
‡Inception date April 28, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

T. Rowe Price Associates, Inc. assumed portfolio management responsibility on August 13, 2018.

Composition as of December 31, 2020:
Information Technology	15.5%
Financials	13.1
Health Care	9.6
Consumer Discretionary	9.4
Communication Services	8.5
U.S. Government Agency MBS	7.7
Industrials	7.7
Government Securities	5.7
Materials	4.6
Consumer Staples	3.5
Utilities	2.8
Energy	2.6
Non-U.S. Government Agency ABS	2.5
Real Estate	2.5
Rights	-
Other Short Term Investments	4.0
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/T. Rowe Price Balanced Fund underperformed its primary benchmark by posting a return of 11.98% for Class A shares compared to 12.82% for the Morningstar Moderate Target Risk Index. The Fund underperformed its blended benchmark return of 13.16% for the 45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index.

The managed volatility component was a notable detractor early in the year as heightened volatility led to an underweight to equities in the early stages of the market recovery. This component was eliminated from the Fund in April. Within the underlying balanced strategy, security selection within U.S. large cap stocks was the leading contributor to relative results, most notably within the allocation to large cap value stocks. Favorable selection within the allocation to international equities added value, as did selection within high-yield and investment grade debt. Tactical allocation decisions contributed to relative returns for the year. As stock markets sold off sharply early in the year, we added to our equity exposure in a measured way, which contributed to relative performance as markets rallied. We have since pared our exposure and are neutral between stocks and bonds. Fund positioning between growth and value stocks in the U.S. also contributed, while an overweight to international equities held through most of the year detracted. Out of benchmark exposure to real assets equities, which trailed the blended benchmark, detracted from relative performance, though the negative impact was partly offset by a favorable underweight to the sector.

Global equities generated strong returns for the year, despite the coronavirus pandemic and related economic dislocations. In the first quarter of the year, equities declined sharply as the coronavirus spread quickly, prompting governments around the world to take drastic measures to slow the spread, including broad lockdown measures that hampered economic activity. Stocks rebounded during the second quarter, driven by massive fiscal and monetary stimulus efforts, slowing global coronavirus infection rates in many parts of the world, and progress in the development and distribution of effective vaccines. We have a balanced view of the risks facing global markets, although equity valuations appear extended. Bond yields are broadly unattractive and anchored at low levels amid strong support from central banks.

As of December 31, 2020, the Fund held interest rate futures generating gross exposure of approximately 2.5%. The Fund also held index futures and rights during the year. The estimated return impact from employing futures was -272 basis points and a negligible return impact from rights for the year.

As 2020 closed, markets seemed to celebrate the prospects of a divided U.S. government—a Democrat controlled House of Representatives with a Joe Biden presidency and Republicans maintaining control of the Senate. However, with Democratic challengers unseating Republican incumbents in both Georgia Senate runoff races and Vice President-elect Kamala Harris holding the deciding vote in an evenly split Senate, markets may begin to factor in the likelihood of more progressive policies on taxes and tighter regulation, which could result in a negative market shock.

JNL/T. Rowe Price Capital Appreciation Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Capital Appreciation Fund

††60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	17.48%	1 Year	17.85%
5 Year	12.60	5 Year	N/A
Since Inception	11.62	Since Inception	13.79
‡Inception date September 16, 2013
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	22.2%
Financials	13.2
Consumer Discretionary	11.5
Health Care	10.8
Utilities	9.0
Industrials	8.2
Communication Services	6.7
Consumer Staples	1.8
Materials	0.3
Real Estate	0.2
Non-U.S. Government Agency ABS	0.1
Investment Companies	-
Other Short Term Investments	15.9
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/T. Rowe Price Capital Appreciation Fund underperformed its primary benchmark by posting a return of 17.48% for Class A shares compared to 18.40% for the S&P 500 Index. The Fund outperformed its blended benchmark return of 14.73% for the 60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s equity holdings strongly outperformed the S&P 500 Index. The Fund’s fixed income holdings posted strong positive absolute returns and slightly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Among equity sectors, financials contributed to relative results due to stock selection (PNC Financial Services Group, Inc. (“PNC Financial Services”), Intercontinental Exchange, Inc.). Information technology detracted from relative performance due to stock selection (Fiserv, Inc., Global Payments Inc.).

The five largest purchases during the year were PNC Financial Services, Humana Inc., General Electric Company (“GE”), Microsoft Corporation, and American Electric Power Company, Inc. The five largest sales during the year were Becton, Dickinson and Company, GE, PerkinElmer, Inc., Fortive Corporation, and Danaher Corporation.

Our equity weight increased over the year. Our largest increase in sector weighting relative to the benchmark was in financials, while our most significant decrease in relative weighting was in health care. Our overall fixed income weight decreased. Our bank debt positions increased while our exposure to high-yield debt, corporate debt, and asset-backed securities decreased.

After a year dominated by the devastating impacts of the coronavirus pandemic, optimism has risen that the successful development of vaccines and their subsequent distribution will bring an end to the economic harm the virus has left in its wake. This optimism has, however, broadened a market rally that had been more narrowly concentrated in perceived “COVID-19 winners” earlier in 2020, leaving valuations constrained and compelling opportunities harder to come by. After initial expectations for a divided government, Democrats ultimately won control of both chambers of Congress as well as the White House, giving rise to hopes for additional economic relief. While further stimulus may provide a tailwind for markets, it will likely be short lived. Taking a longer view, markets already appear expensive with an optimistic outlook for growth priced in, and the potential for regulatory and tax policy reform merits caution. We have a balanced view of the current market and have positioned the Fund accordingly. We remain focused on identifying high quality businesses with strong fundamentals that we believe can deliver solid earnings and the potential for growth over the long-term.

As of December 31, 2020, the Fund held equity options generating gross exposure of 5.7%. During the year ending December 31, 2020, the covered call strategy represented, on average, 7.50% of the overall Fund and generated a return of approximately 7.55%. The covered call strategy's estimated contribution to the Fund's total return was 1.04%. The estimated return impact from employing options was -25 basis points for the year end December 31, 2020.

JNL/T. Rowe Price Established Growth Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Established Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	37.09%	1 Year	37.50%
5 Year	19.15	5 Year	19.46
10 Year	16.75	10 Year	17.02

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	39.0%
Consumer Discretionary	22.6
Communication Services	18.5
Health Care	10.1
Industrials	6.6
Financials	2.5
Materials	0.4
Real Estate	-
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/T. Rowe Price Established Growth Fund underperformed its primary benchmark by posting a return of 37.09% for Class A shares compared to 43.06% for the MSCI USA Growth Index (Gross). The Fund outperformed its other benchmark return of 18.40% for the S&P 500 Index.

Overall, stock selection drove relative underperformance. Within the Fund, information technology (“IT”) detracted from relative returns as unfavorable stock selection drove relative sector weakness (Apple Inc. (underweight), Fidelity National Information Services, Inc.). Consumer discretionary also weighed on relative results due to adverse stock selection (Alibaba Group Holding Limited, Tesla Inc.(underweight)). On the positive side, stock choices in communication services added to relative returns (Snap Inc., Sea Ltd. (“Sea”), Spotify Technology S.A.). An underweight to real estate also boosted relative performance during the year.

The five largest purchases during the year were Sea, Microsoft Corporation, Ross Stores, Inc., FedEx Corporation and Amazon.com, Inc.

The five largest sales during the year were The Boeing Company, Alphabet Inc. Facebook, Inc., Becton, Dickinson and Company and Visa Inc.

At the sector level, the largest increases in weighting during the year were in IT and consumer discretionary. The most significant decreases were in the Fund's weighting in health care and industrials. Our sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling growth opportunities at the individual company level rather than through a broader thematic approach.

The trajectory of equity markets in 2021 will likely hinge on the movement of intertest rates and progress on additional vaccine development and distribution. With the pandemic serving as an accelerant to many secular growth trends and causing material changes to consumer behavior, we continue to focus on how to best position ourselves for those changes in behavior that we believe will remain permanent, and avoiding those that are likely to be transitory.

Finally, although permitted in accordance with Fund guidelines, derivative instruments were not used in the management of the Fund through the year.

JNL/T. Rowe Price Mid-Cap Growth Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Mid-Cap Growth Fund

Average Annual Total Returns*
Class A		Class I
1 Year	23.55%	1 Year	23.93%
5 Year	15.91	5 Year	16.22
10 Year	14.40	10 Year	14.67
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Health Care	26.1%
Information Technology	22.2
Industrials	16.7
Consumer Discretionary	13.0
Materials	5.8
Financials	5.6
Communication Services	3.2
Consumer Staples	3.0
Utilities	1.3
Warrants	-
Real Estate	-
Other Short Term Investments	2.9
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/T. Rowe Price Mid-Cap Growth Fund underperformed its primary benchmark by posting a return of 23.55% for Class A shares compared to 41.97% for the MSCI USA Mid Cap Growth Index (Gross).

Stock selection was the chief driver of underperformance, while sector allocations detracted to a lesser extent.

Health care detracted the most from relative performance due to negative stock selection. Teleflex Incorporated (“Teleflex”) was a sizable detractor from relative returns as its single digit gain lagged the sector’s double digit return. Shares of the medical technology company, whose products are used in surgery, anesthesia and cardiac care, fell as the coronavirus pandemic led doctors to cancel or postpone elective procedures, weighing on its near term financial outlook. Teleflex is a high quality, durable growth company and remains one of the Fund’s largest positions.

Consumer discretionary was the next largest detractor from relative returns owing to unfavorable stock selection. An overweight allocation to consumer discretionary, which lagged the benchmark, further detracted from relative performance. Norwegian Cruise Line Holdings Ltd. (“Norwegian”) led relative detractors. Its shares plummeted in the first quarter after coronavirus outbreaks on a competitor’s ships caused industry bookings to plunge and domestic cruise operators suspended service. We subsequently sold our position in Norwegian due to our view that the cruise industry suffered a material impairment and would take many years to recover.

Information technology (“IT”) stocks hurt relative performance due to unfavorable selection. Most of our IT holdings recorded solid gains but did not keep up with the stronger returns of the overall sector. Our large underweight allocation to IT, the second highest returning sector for the year, further weighed on relative returns. Our underweight to IT stems from our avoidance of the highflying, aggressive growth companies concentrated in the software industry that have driven up the sector’s share of the benchmark in recent years.

Communication services detracted from relative performance chiefly due to an underweight allocation to the sector, the year’s best performer.

Real estate contributed to relative performance due to our underweight allocation to the sector, which lagged the benchmark.

Top purchases for the year were KLA Corporation, Citrix Systems, Inc., Zynga Inc., Ionis Pharmaceutical, Inc., ETSY, Inc. Top sales for the year were Willis Towers Watson Public Limited Company, L3Harris Technologies, Inc., Global Payments Inc., Fiserv, Inc., CoreLogic, Inc.

We do not typically use derivative securities in the management of the strategy. As of December 31, 2020, the Fund held warrants generating gross exposure less than 0.1%. The estimated return impact from employing warrants was negligible for the year ended December 31, 2020.

JNL/T. Rowe Price Short-Term Bond Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Short-Term Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	3.93%	1 Year	4.27%
5 Year	2.33	5 Year	2.61
10 Year	1.63	10 Year	1.87

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

T. Rowe Price Associates, Inc. assumed portfolio management responsibility on September 28, 2009.

Composition as of December 31, 2020:
Non-U.S. Government Agency ABS	27.4%
Financials	18.1
Government Securities	15.2
Energy	6.8
U.S. Government Agency MBS	5.8
Health Care	4.9
Consumer Discretionary	4.1
Information Technology	3.3
Industrials	3.2
Utilities	2.9
Communication Services	2.8
Consumer Staples	1.8
Real Estate	0.7
Materials	0.5
Other Short Term Investments	2.3
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2020, JNL/T. Rowe Price Short-Term Bond Fund outperformed its primary benchmark by posting a return of 3.93% for Class A shares compared to 3.33% for the Bloomberg Barclays Capital 1-3 Year U.S. Government Credit Index.

Sector allocation was the largest contributor to the Fund’s relative results. An overweight to crossover and higher rated corporate bonds and corresponding underweight to U.S. Treasuries benefited relative results. While the arrival of the coronavirus caused a deep sell off in March, credit markets recovered and corporate spreads tightened amid healthy demand for securities with a yield advantage. In addition, the Fund’s inclusion of non-benchmark holdings in asset-backed and mortgage-backed securities benefited from a rebound in risk sentiment and added value. Security selection also contributed, led by positioning in BBB rated corporate debt. Interest rate management further supported relative results. The Fund’s modestly long duration profile was beneficial as the U.S. Federal Reserve (“Fed”) cut short-term rates to near zero to address the economic slowdown caused by the pandemic.

As of December 31, 2020, the Fund held interest rate futures generating gross exposure of approximately 26.5%. The estimated return impact from employing futures was 28 basis points for the year ended December 31, 2020.

We believe a strong economic recovery is likely in the second half of 2021 if vaccines can rapidly bring down infection rates, although the first few months of the year will likely be challenging as pandemic related restrictions weigh on growth. In addition, the Fed’s extremely accommodative policies will help support the economy and keep short-term interest rates low for the foreseeable future. Although the economic outlook is generally favorable, valuations in the fixed income market no longer appear as attractive as they did after central banks launched their rescue operations in the first half of 2020, and investment grade credit spreads have moved closer to their historical norms.

JNL/T. Rowe Price U.S. High Yield Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price U.S. High Yield Fund

¹Effective April 27, 2020, the Fund changed its primary benchmark from the ICE Bank of America Merrill Lynch 1-5 Year BB-B Cash Pay High Yield Index to the ICE BofA US High Yield Constrained Index to better align the Fund with its benchmark holdings.

††50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, 50% S&P/LSTA Leveraged Loan Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	3.45%	1 Year	3.84%
Since Inception	4.58	Since Inception	3.85
‡Inception date April 25, 2016
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

T. Rowe Price Associates, Inc. ("T. Rowe") assumed portfolio management responsibility on April 27, 2020.

Composition as of December 31, 2020:
Consumer Discretionary	16.5%
Communication Services	13.8
Energy	13.1
Industrials	12.1
Materials	7.8
Financials	7.3
Information Technology	5.6
Health Care	5.0
Consumer Staples	3.9
Real Estate	3.1
Investment Companies	1.4
Investment Companies	1.4
Utilities	1.0
Warrants	-
Other Short Term Investments	5.9
Securities Lending Collateral	2.1
Total Investments	100.0%

For the year ended December 31, 2020, JNL/T. Rowe Price U.S. High Yield Fund underperformed its primary benchmark by posting a return of 3.45% for Class A shares compared to 3.85% for the ICE Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index. The Fund underperformed its blended benchmark return of 4.66% for the 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, 50% S&P/LSTA Leveraged Loan Index. Effective April 27, 2020, the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 6.07%.

Effective April 27, 2020, JNL/Crescent High Income Fund’s name was changed to JNL/T.Rowe U.S. High Yield Fund.

For the period January 1, 2020, through April 26, 2020, the Fund was sub-advised by Crescent Capital Group LP. During the period, the Fund posted a return of -10.71% for Class A shares compared -9.41% for the ICE Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index.

As a result of the increasingly global spread of the coronavirus, we believe the U.S. has likely entered a recession. Economist estimates for U.S. gross domestic product in 2020 range from ‐0.5% (Citigroup Inc.) to ‐6.2% (The Goldman Sachs Group, Inc.). This recession can reasonably be expected to be deeper than 2009 but the recovery should be much quicker, possibly three quarters or shorter. Unlike 2009, housing, bank and consumers are less levered today. The U.S. government has responded aggressively with unprecedented fiscal and monetary support. U.S. borrowers expect lower revenues and profits due to a near nationwide shutdown for at least two months, as well as lingering effects of diminished consumer spending as U.S. unemployment likely increases above 10%. Accordingly, we expect corporate defaults to rise in the U.S., particularly in hard hit industries such as transportation, hotels and casinos, and leisure.

Effective April 27, 2020, T.Rowe Price Associates, Inc. assumed management responsibility for the Fund. For the period April 27, 2020 through December 31, 2020, the fund posted a return of 15.85% for Class A shares compared to 18.59% for the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index.

On an industry and sector basis, the Fund’s top relative performance contributors were health care, and financials. Our overweight to lower credit rating tiers and an underweight to higher rated bonds also benefited relative performance. Our weakest results were in energy, transportation, and retail segments. The Fund’s allocation to reserves, was the top detractor in the strong performance environment as the high-yield market recovered from significant volatility following the emergence of the coronavirus, and because during May we were ramping Fund and opportunistically allocating cash to bonds. Credit selection in the cash conversion cycle (“CCC”) rating tier weighed on relative results. Specifically, our focus on higher quality positions within the CCC bucket detracted as the bulk of the rally within the rating tier occurred in the more distressed segments. These lower rated bonds underperformed during the initial stages of the pandemic but rebounded strongly particularly in the last two months of the year.

Early in the year, we added positions in some of the industries expected to be hardest hit by the pandemic shutdown. We then began to reduce these exposures during the fourth quarter. In terms of credit quality, we increased our exposure to higher rated bonds and decreased our lower quality holdings during the fourth quarter. We believe this positioning change is appropriate given that credit spreads in the high-yield market ended the year below historical averages.

We believe that the high-yield asset class still provides a favorable risk/reward proposition. Companies have been proactively cutting costs and capital expenditures to improve their flexibility and to shore up their liquidity profiles. Although earnings weakness will likely persist during at least the first half of 2021, we expect to see improving fundamentals in the second half of the year. We expect returns over the next twelve months to be mainly driven by income with the added benefit of some modest spread

JNL/T. Rowe Price U.S. High Yield Fund T. Rowe Price Associates, Inc. (Unaudited)

tightening. We maintain a healthy respect for the risk factors facing the high-yield market including rising defaults, liquidity, and volatility. Another concern is the success of the various vaccines, their adoption rates, distribution efforts, and the impact on risk sentiment. As always, our deep and talented research team is working tirelessly to identify these risks and address them as they arise with prudent Fund construction and rigorous credit selection.

The Fund did not hold derivatives as of December 31, 2020. Warrants were held during the year. This Fund did not hold derivatives for the time period April 27, 2020 through December 31, 2020.

JNL/T. Rowe Price Value Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Value Fund

Average Annual Total Returns*
Class A		Class I
1 Year	10.27%	1 Year	10.59%
5 Year	10.59	5 Year	10.89
10 Year	11.41	10 Year	11.68
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	18.3%
Information Technology	17.9
Industrials	14.4
Health Care	13.1
Materials	9.0
Utilities	7.9
Consumer Discretionary	6.8
Communication Services	6.1
Real Estate	4.4
Energy	1.2
Consumer Staples	0.6
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2020, JNL/T. Rowe Price Value Fund outperformed its primary benchmark by posting a return of 10.27% for Class A shares compared to 0.95% for the MSCI USA Value Index (Gross).

Information technology was the leading contributor to relative performance due to stock selection (Microsoft Corporation (“Microsoft”)). Health care boosted relative returns due to stock choices (Danaher Corporation (“Danaher”)). Energy aided relative results due to an underweight allocation. Consumer staples was the largest detractor from relative performance due to stock selection (Tyson Foods, Inc. (Tyson Foods”)). Consumer discretionary hampered relative results due to stock choices (Royal Caribbean Cruises Ltd.).

The five largest purchases during the year were Alphabet Inc., Bank of America Corporation, Wells Fargo & Company (“Wells Fargo”), Qualcomm Incorporated, and McDonald’s Corporation. The five largest sales during the year were Wells Fargo, JPMorgan Chase & Co., Microsoft, Danaher, and Tyson Foods.

At the sector level, the most significant decrease in weighting relative to the benchmark was in utilities. The largest increase in relative weighting was in real estate. Our sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling valuation opportunities at the individual company level rather than through a broader thematic approach.

We expect the cyclical rally to continue into 2021 as the vaccines are rolled out. Throughout the year, we have kept our focus on keeping the quality of the Fund high while increasing cyclical exposure during the second half of 2020. Leaning into cyclicality ultimately benefited our clients, as the Fund has continued to outperform the benchmark since September, when value stocks began to lead growth stocks. In a scenario where the economy continues to normalize, value is likely to outperform given a higher concentration of cyclically sensitive companies. The potential for rate stabilization combined with consumer strength provides the prospect for financials to rebound. Given where the market stands, and the large valuation disparities between value and growth names, we are confident the Fund is positioned well to withstand a variety of market environments, including a potential cyclical rally. Long-term, our focus remains on avoiding secular risk and keeping the quality of the Fund high.

Finally, although permitted in accordance with Fund guidelines, derivative instruments are not used in the management of the Fund.

JNL/WCM Focused International Equity Fund WCM Investment Management (Unaudited)

JNL/WCM Focused International Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	32.01%	1 Year	32.41%
5 Year	16.78	5 Year	N/A
Since Inception	12.73	Since Inception	18.51
‡Inception date September 16, 2013
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Health Care	24.1%
Information Technology	21.4
Consumer Discretionary	15.4
Industrials	13.0
Financials	12.8
Consumer Staples	4.8
Materials	3.0
Communication Services	2.7
Other Short Term Investments	2.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/WCM Focused International Equity Fund outperformed its primary benchmark by posting a return of 32.01% for Class A shares compared to 10.65% for the MSCI All Country World ex USA Index (Net).

The Fund’s outperformance was achieved with minimal Fund turnover. This spotlights the benefit of owning positive moat trajectory companies, even in especially in changing markets.

The Fund’s bottom-up sector biases provided a decent tailwind (about 35% of alpha) driven by our overweight to information technology (“IT”) (top benchmark sector) and our underweights to financials (third worst) and energy (worst in benchmark). Stock selection, therefore, was the dominant driver of outperformance (65% of alpha in 2020).

Selection was strong and broad based as our picks outperformed in almost every sector, highlighted by IT (led by Shopify Inc.), followed by consumer discretionary (MercadoLibre S.R.L, Lululemon Athletica Canada Inc., LVMH Moet Hennessy Louis Vuitton, Ferrari N.V.) and industrials (DSV Panalpina A/S, CP Atlas Buyer, Inc.). The only (slightly) weak spot for selection was consumer staples (Walmart Inc.). Geographically the story was similar but even more pronounced and allocation was actually a decent headwind, meaning stock selection drove all of the outperformance.

Global markets delivered huge gains once again in the fourth quarter, continuing their torrid run since the March lows. This most recent surge felt a bit different, though, as factors like value and low quality led the way—a notable reversal from the first quarter to the third quarter when growth and high quality were the place to be. Amidst this more challenging (relative) backdrop, the Fund was still able to slightly outpace the benchmark. While sector and regional allocation were both detractors in the fourth quarter, the attribution analysis also revealed that stock selection was strongly positive—whether viewed through the sector or the regional lens—and helped overcome the “style” headwinds.

This year has spotlighted, once again, we believe the power of our differentiated stock selection approach and its application in a high conviction concentrated Fund.

JNL/Westchester Capital Event Driven Fund Westchester Capital Management, LLC (Unaudited)

JNL/Westchester Capital Event Driven Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	6.30%	1 Year	6.59%
5 Year	6.18	5 Year	N/A
Since Inception	4.48	Since Inception	7.70
‡Inception date April 27, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	39.0%
Information Technology	15.7
Other Equity Interests	9.3
Communication Services	7.5
Energy	5.3
Investment Companies	4.6
Industrials	3.6
Consumer Staples	3.1
Consumer Discretionary	2.7
Health Care	2.3
Warrants	2.2
Rights	1.0
Real Estate	0.7
Other Short Term Investments	3.0
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/Westchester Capital Event Driven Fund outperformed its primary benchmark by posting a return of 6.30% for Class A shares compared to 4.93% for the Wilshire Liquid Alternative Event Driven Index.

Deal activity across regions and sectors came to a near standstill in the first half of the year as the pandemic spread rapidly around the globe. The effect of that has been to depress both deal value and volume for the year as a whole, down by 8.00% and 9.00%, respectively. But those figures obscure an extraordinarily strong recovery in deal activity that began in the late summer and has continued through the rest of the year. In fact, the second half of 2020 was the strongest second half of the year ever in the mergers and acquisitions market’s history. Record levels of dry powder spurred private equity to announce larger transactions in 2020, with activity spiking to record levels during the last quarter of 2020.

Trades within the Fund are highly idiosyncratic. While macro factors such as the broad direction of the equity and fixed income markets will influence the Fund, our investment returns are driven primarily by the outcome of specific corporate events.

The top events that contributed to performance included Qiagen N.V./Thermo Fisher Scientific Inc. (+0.97%), Altaba Inc./Alibaba Group Holding Limited (+0.64%), Apex Technology Sponsor LLC (+0.65%), Pivotal Investment Corporation II (+0.61%), and Eaton Vance Corp./Morgan Stanley (+0.41%). The largest detractors to performance were Delphi Technologies PLC/BorgWarner Inc. (-1.21%), GSEs (-1.28%), Genesis Energy, L.P. (-0.51%), RentPath LLC (-0.68%) and HP Inc./Xerox Holdings Corporation (-0.67%). We ended the year fully invested.

With a historic second impeachment and unprecedented assault on the U.S. capital as well as a seemingly chaotic vaccine rollout, we are clearly still in a period of instability. However we are optimistic about the outlook for the balance of 2021 and believe the drivers of corporate event activity will remain largely unchanged: The search for ways to accelerate growth – pressure to consolidate within sectors to improve efficiency and costs – the need to deploy pent up reserves of liquidity – continuing access to affordable debt finance for the right idea.

The reference to derivatives refers to listed options such as calls and puts. It should be noted that we use derivatives to either hedge idiosyncratic exposure of individual long positions or arbitrage situations, or to reduce market exposure of such positions via options on highly correlated indices or sector exchange traded fund’s (“ETFs”).

We do not typically sell naked short options nor do we speculate via long options, so the positions generally reflect long equity positions with options written against them via long puts on the underlying or a highly correlated index/ETF.

JNL/WMC Balanced Fund Wellington Management Company, LLP (Unaudited)

JNL/WMC Balanced Fund

††65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I
1 Year	8.33%	1 Year	8.65%
5 Year	9.64	5 Year	9.93
10 Year	8.87	10 Year	9.12

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Information Technology	15.3%
Financials	13.4
Health Care	11.0
Government Securities	9.8
Communication Services	8.7
U.S. Government Agency MBS	8.1
Consumer Staples	6.3
Consumer Discretionary	6.1
Industrials	5.6
Utilities	2.7
Non-U.S. Government Agency ABS	2.4
Energy	1.8
Real Estate	1.3
Materials	0.7
Other Short Term Investments	6.4
Securities Lending Collateral	0.4
Net Long (Short) Investments	100.0%

For the year ended December 31, 2020, JNL/WMC Balanced Fund underperformed its primary benchmark by posting a return of 8.33% for Class A shares compared to 18.40% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 15.24% for the 65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index.

The equity strategy of the Fund trailed its benchmark during the year. Security selection and sector allocation both detracted from relative performance over the year. Security selection within consumer discretionary, health care, and industrials were the top detractors while strong selection within financials and communication services partially offset those effects. Our overweight exposure to financials and energy as well as our underweight to information technology (“IT”) were top detractors. Our underweight exposure to industrials and real estate had a positive impact on relative performance.

Top detractors within the equity strategy of the Fund included not owning Amazon.com, Inc., an overweight to financials holding Bank of America Corporation, and an overweight to JPMorgan Chase & Co. Top contributors to relative performance within the equity strategy of the Fund included an out of benchmark allocation Taiwan Semiconductor Manufacturing Co Ltd , an underweight to Exxon Mobil Corporation, and an overweight to BlackRock, Inc.

We remain balanced on the outlook for equity markets over the intermediate term. On the encouraging side, the uncertainty surrounding the 2020 presidential election is largely behind us. Additionally, with multiple vaccine trials releasing positive data, we can begin to conceive of a post COVID-19 economy. However, we appreciate the logistical challenges of vaccine production and distribution, and we recognize the economic uncertainty that still lies ahead.

Most global fixed income sectors generated positive returns during the year. Sovereign yields declined sharply, particularly in the earlier part of the year at the onset of the pandemic. Credit spreads widened in March over expectations the decline in economic activity and supply chain disruptions would cause credit fundamentals to deteriorate. They later recouped most of their widening, helped by central bank policies, support from fiscal policy and ultimately by encouraging vaccine developments. Through the rest of the year, market volatility remained elevated as markets ocellated between the negative effects of virus containment measures and support provided by monetary and fiscal policy.

The fixed income strategy of theFund posted positive absolute and relative returns, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index. Security selection within investment grade corporate credit contributed the most, particularly industrials and financials. A positive impact from security selection within industrials more than offset a negative impact from an underweight to the sector. In non-corporate credit, security selection and an underweight to local agency contributed. Also, an overweight to and security selection within taxable municipals contributed. Security selection in agency mortgage backed securities contributed to relative returns as well. An overweight to commercial mortgage backed securities (“CMBS”) and an out of benchmark allocation to non-agency (“NA”) residential mortgage backed securities (“RMBS”) detracted, but was partially offset by an out of benchmark exposure to collateralized loan obligations.

We believe credit valuations are modestly rich given near term uncertainty and have positioned the Fund with an underweight to spread duration. We expect the U.S. Federal Reserve to hold short rates low, while long rates could rise over time as economic activity rebounds post vaccine rollout and we are positioned with a moderate underweight duration. We reduced exposure to more cyclical sectors such as energy and consumer cyclicals in our corporate credit exposure. We increased our overweight to taxable municipals given the diversification benefit and resilient underlying credit quality coupled with relatively attractive valuations. We reduced exposure in agency pass throughs and currently hold an underweight but continue to hold collateralized mortgage obligations and a modest allocation to delegated underwriting and servicing for their stable cash flows. The Fund holds moderate overweights to CMBS and asset-backed securities as well as an out of benchmark allocation to NA RMBS.

At the end of the year, the Fund’s asset mix was aligned to its target, with 65% equities and 35% fixed income. While the fixed income Fund did utilize bond futures for hedging purposes, these derivatives did not have a meaningful impact on performance.

JNL/WMC Value Fund Wellington Management Company, LLP (Unaudited)

JNL/WMC Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	1.52%	1 Year	1.84%
5 Year	8.70	5 Year	8.99
10 Year	9.35	10 Year	9.60

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2020:
Financials	21.3%
Health Care	19.1
Industrials	12.7
Information Technology	12.1
Communication Services	6.4
Consumer Discretionary	6.0
Utilities	5.4
Real Estate	4.7
Materials	4.0
Consumer Staples	4.0
Energy	2.4
Other Short Term Investments	1.1
Securities Lending Collateral	0.8
Total Investments	100.0%

For the year ended December 31, 2020, JNL/WMC Value Fund outperformed its primary benchmark by posting a return of 1.52% for Class A shares compared to 0.95% for the MSCI USA Value Index (Gross).

Sector allocation, a result of our fundamental bottom-up process, was the main contributor to relative performance. Our underweight allocation to energy and overweight allocation to information technology (“IT”) benefited performance but was partially offset by our underweight position in consumer staples, which detracted from relative results during the year. Stock selection was also a contributor to relative performance. Strong selection within consumer discretionary, financials and real estate benefitted relative results. This was partially offset by selection in utilities, industrials, and energy.

Top relative contributors to performance during the year included our positions in The Progressive Corporation (financials) and The Home Depot, Inc. (consumer discretionary), as well as not holding benchmark constituent Wells Fargo & Company (financials). Top detractors from relative performance during the year included Noble Energy, Inc. (energy), FirstEnergy Corp. (utilities), and Citigroup Inc. (financials).

The largest purchases during the year included a new position in Alphabet Inc. (communication services), an increased position in Cisco Systems, Inc. (IT), and a new position in Becton, Dickinson and Company (health care). The largest sales during the year included eliminating our exposures to Intel Corporation (IT), Verizon Communications Inc. (communication services) and Exxon Mobil Corporation (energy).

The Fund’s largest overweight at the end of the year was in financials. During the year, the Fund most notably increased its active weight to communication services, consumer staples, real estate, and utilities, and reduced active weights to IT, materials, consumer discretionary, and health care.

Derivatives were not utilized during the year.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	79,639	2,110,437
Total Investment Companies (cost $1,858,655)		2,110,437
Total Investments 100.0% (cost $1,858,655)		2,110,437
Other Assets and Liabilities, Net (0.0)%		(685)
Total Net Assets 100.0%		2,109,752

(a)  Investment in affiliate.

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	232,037	3,329,731
Total Investment Companies (cost $3,124,351)		3,329,731
Total Investments 100.0% (cost $3,124,351)		3,329,731
Other Assets and Liabilities, Net (0.0)%		(1,136)
Total Net Assets 100.0%		3,328,595

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	17,147	186,390
Total Investment Companies (cost $173,643)		186,390
Total Investments 100.0% (cost $173,643)		186,390
Other Assets and Liabilities, Net (0.0)%		(74)
Total Net Assets 100.0%		186,316

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	39,355	509,250
Total Investment Companies (cost $469,700)		509,250
Total Investments 100.0% (cost $469,700)		509,250
Other Assets and Liabilities, Net (0.0)%		(174)
Total Net Assets 100.0%		509,076

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	18,650	767,646
Total Investment Companies (cost $569,382)		767,646
Total Investments 100.0% (cost $569,382)		767,646
Other Assets and Liabilities, Net (0.0)%		(226)
Total Net Assets 100.0%		767,420

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	27,247	889,353
Total Investment Companies (cost $666,538)		889,353
Total Investments 100.0% (cost $666,538)		889,353
Other Assets and Liabilities, Net (0.0)%		(273)
Total Net Assets 100.0%		889,080

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	26,027	3,128,689
Total Investment Companies (cost $2,185,512)		3,128,689
Total Investments 100.0% (cost $2,185,512)		3,128,689
Other Assets and Liabilities, Net (0.0)%		(954)
Total Net Assets 100.0%		3,127,735

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	156,240	8,652,551
Total Investment Companies (cost $7,391,198)		8,652,551
Total Investments 100.0% (cost $7,391,198)		8,652,551
Other Assets and Liabilities, Net (0.0)%		(3,230)
Total Net Assets 100.0%		8,649,321

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	82,604	1,952,751
Total Investment Companies (cost $1,627,515)		1,952,751
Total Investments 100.0% (cost $1,627,515)		1,952,751
Other Assets and Liabilities, Net (0.0)%		(724)
Total Net Assets 100.0%		1,952,027

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	52,799	1,667,905
Total Investment Companies (cost $1,209,485)		1,667,905
Total Investments 100.0% (cost $1,209,485)		1,667,905
Other Assets and Liabilities, Net (0.0)%		(693)
Total Net Assets 100.0%		1,667,212

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	10,600	479,238
Total Investment Companies (cost $384,972)		479,238
Total Investments 100.0% (cost $384,972)		479,238
Other Assets and Liabilities, Net (0.0)%		(159)
Total Net Assets 100.0%		479,079

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	24,386	562,576
Total Investment Companies (cost $523,117)		562,576
Total Investments 100.0% (cost $523,117)		562,576
Other Assets and Liabilities, Net (0.0)%		(181)
Total Net Assets 100.0%		562,395

(a)  Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	29,784	1,297,709
Total Investment Companies (cost $879,616)		1,297,709
Total Investments 100.0% (cost $879,616)		1,297,709
Other Assets and Liabilities, Net (0.0)%		(418)
Total Net Assets 100.0%		1,297,291

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	9,725	238,155
Total Investment Companies (cost $208,235)		238,155
Total Investments 100.0% (cost $208,235)		238,155
Other Assets and Liabilities, Net (0.0)%		(96)
Total Net Assets 100.0%		238,059

(a)  Investment in affiliate.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.0%
JNL Multi-Manager Mid Cap Fund - Class I (13.7%) (a)	11,122	182,069
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	932	46,268
JNL Multi-Manager Small Cap Value Fund - Class I (4.3%) (a)	3,293	49,921
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.8%) (a)	6,657	128,275
JNL/Morningstar Wide Moat Index Fund - Class I (13.1%) (a)	8,693	115,268
JNL/T. Rowe Price Established Growth Fund - Class I (0.9%) (a)	1,698	120,743
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	5,747	115,796
		758,340
International Equity 21.4%
JNL Multi-Manager International Small Cap Fund - Class I (23.8%) (a)	5,475	75,771
JNL/Causeway International Value Select Fund - Class I (8.8%) (a)	7,254	115,339
JNL/WCM Focused International Equity Fund - Class I (7.4%) (a)	7,405	161,141
		352,251
Global Equity 14.6%
JNL/Harris Oakmark Global Equity Fund - Class I (11.4%) (a)	7,400	88,059
JNL/JPMorgan Growth & Income Fund - Class I (4.5%) (a)	4,082	49,558
JNL/Loomis Sayles Global Growth Fund - Class I (10.9%) (a)	6,638	103,494
		241,111
Emerging Markets Equity 7.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.7%) (a)	5,509	63,133
JNL/GQG Emerging Markets Equity Fund - Class I (7.9%) (a)	4,466	64,719
		127,852
Alternative 7.3%
JNL Multi-Manager Alternative Fund - Class I (1.9%) (a)	1,760	20,410
JNL/First State Global Infrastructure Fund - Class I (5.6%) (a)	3,504	54,699
JNL/Heitman U.S. Focused Real Estate Fund - Class I (16.1%) (a)	3,187	32,028
JNL/Westchester Capital Event Driven Fund - Class I (10.7%) (a)	1,053	12,430
		119,567
	Shares	Value ($)
Domestic Fixed Income 2.9%
JNL/DoubleLine Total Return Fund - Class I (1.7%) (a)	4,142	48,173
Total Investment Companies (cost $1,285,952)		1,647,294
Total Investments 100.0% (cost $1,285,952)		1,647,294
Other Assets and Liabilities, Net (0.0)%		(380)
Total Net Assets 100.0%		1,646,914

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 65.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	6,268	94,023
JNL/DoubleLine Total Return Fund - Class I (4.4%) (a)	10,833	125,990
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.3%) (a)	2,091	31,986
JNL/PIMCO Income Fund - Class I (4.1%) (a)	6,305	70,179
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.4%) (a)	4,711	64,161
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	1,351	16,026
JNL/PPM America Total Return Fund - Class I (3.7%) (a)	5,300	74,144
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.6%) (a)	4,582	52,097
		528,606
Domestic Equity 8.0%
JNL Multi-Manager Mid Cap Fund - Class I (1.1%) (a)	861	14,088
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	120	5,975
JNL Multi-Manager Small Cap Value Fund - Class I (0.7%) (a)	530	8,031
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.8%) (a)	945	18,214
JNL/Morningstar Wide Moat Index Fund - Class I (2.1%) (a)	1,366	18,113
		64,421
Alternative 5.8%
JNL Multi-Manager Alternative Fund - Class I (2.9%) (a)	2,766	32,086
JNL/JPMorgan Hedged Equity Fund - Class I (2.9%) (a)	1,157	13,970
		46,056
Domestic Balanced 5.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.4%) (a)	1,977	40,324
Global Balanced 5.0%
JNL/Blackrock Global Allocation Fund - Class I (1.0%) (a)	2,492	40,176
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.3%) (a)	2,653	31,997
International Equity 2.8%
JNL/Causeway International Value Select Fund - Class I (0.5%) (a)	379	6,024
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	738	16,054
		22,078
Global Equity 2.0%
JNL/Loomis Sayles Global Growth Fund - Class I (1.7%) (a)	1,030	16,055
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (1.5%) (a)	835	12,100
Total Investment Companies (cost $730,894)		801,813
Total Investments 100.0% (cost $730,894)		801,813
Other Assets and Liabilities, Net (0.0)%		(198)
Total Net Assets 100.0%		801,615

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.1%
JNL Multi-Manager Mid Cap Fund - Class I (17.3%) (a)	14,064	230,224
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,329	66,030
JNL Multi-Manager Small Cap Value Fund - Class I (5.3%) (a)	4,033	61,141
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.3%) (a)	8,320	160,334
JNL/Morningstar Wide Moat Index Fund - Class I (17.4%) (a)	11,544	153,069
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	2,256	160,416
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	7,592	152,967
		984,181
International Equity 19.8%
JNL Multi-Manager International Small Cap Fund - Class I (32.7%) (a)	7,525	104,143
JNL/Causeway International Value Select Fund - Class I (12.8%) (a)	10,493	166,831
JNL/WCM Focused International Equity Fund - Class I (10.5%) (a)	10,531	229,154
		500,128
Domestic Fixed Income 13.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	3,441	51,619
JNL/DoubleLine Total Return Fund - Class I (4.9%) (a)	12,056	140,216
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.4%) (a)	2,133	32,640
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.4%) (a)	4,691	63,893
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.8%) (a)	5,330	60,596
		348,964
Global Equity 11.2%
JNL/Harris Oakmark Global Equity Fund - Class I (12.4%) (a)	8,030	95,553
JNL/JPMorgan Growth & Income Fund - Class I (5.7%) (a)	5,249	63,725
JNL/Loomis Sayles Global Growth Fund - Class I (13.1%) (a)	7,952	123,977
		283,255
Alternative 7.6%
JNL Multi-Manager Alternative Fund - Class I (4.5%) (a)	4,250	49,297
JNL/First State Global Infrastructure Fund - Class I (8.1%) (a)	5,051	78,844
JNL/Heitman U.S. Focused Real Estate Fund - Class I (18.6%) (a)	3,700	37,182
JNL/Westchester Capital Event Driven Fund - Class I (21.5%) (a)	2,118	24,993
		190,316
Emerging Markets Equity 7.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.0%) (a)	7,434	85,198
JNL/GQG Emerging Markets Equity Fund - Class I (11.4%) (a)	6,422	93,051
		178,249
Emerging Markets Fixed Income 1.4%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.8%) (a)	2,959	35,690
Total Investment Companies (cost $2,005,342)		2,520,783
Total Investments 100.0% (cost $2,005,342)		2,520,783
Other Assets and Liabilities, Net (0.0)%		(571)
Total Net Assets 100.0%		2,520,212
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 44.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.5%) (a)	12,383	185,749
JNL/DoubleLine Total Return Fund - Class I (10.9%) (a)	26,766	311,292
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (2.7%) (a)	4,231	64,737
JNL/PIMCO Income Fund - Class I (9.5%) (a)	14,680	163,387
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.0%) (a)	11,106	151,266
JNL/PIMCO Real Return Fund - Class I (3.4%) (a)	4,540	53,850
JNL/PPM America Total Return Fund - Class I (8.7%) (a)	12,465	174,383
JNL/T. Rowe Price U.S. High Yield Fund - Class I (18.9%) (a)	11,453	130,218
		1,234,882
Domestic Equity 17.6%
JNL Multi-Manager Mid Cap Fund - Class I (7.5%) (a)	6,080	99,527
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	851	42,272
JNL Multi-Manager Small Cap Value Fund - Class I (4.2%) (a)	3,198	48,483
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.1%) (a)	4,650	89,607
JNL/Morningstar Wide Moat Index Fund - Class I (15.4%) (a)	10,234	135,699
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	981	69,767
		485,355
Alternative 9.0%
JNL Multi-Manager Alternative Fund - Class I (10.0%) (a)	9,486	110,043
JNL/First State Global Infrastructure Fund - Class I (6.3%) (a)	3,969	61,955
JNL/Heitman U.S. Focused Real Estate Fund - Class I (16.6%) (a)	3,288	33,041
JNL/JPMorgan Hedged Equity Fund - Class I (8.7%) (a)	3,523	42,517
		247,556
International Equity 6.9%
JNL Multi-Manager International Small Cap Fund - Class I (9.1%) (a)	2,096	29,012
JNL/Causeway International Value Select Fund - Class I (4.8%) (a)	3,915	62,250
JNL/WCM Focused International Equity Fund - Class I (4.6%) (a)	4,564	99,303
		190,565
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.8%) (a)	8,204	167,367
Global Equity 4.5%
JNL/Harris Oakmark Global Equity Fund - Class I (7.0%) (a)	4,527	53,873
JNL/Loomis Sayles Global Growth Fund - Class I (7.3%) (a)	4,472	69,721
		123,594
Global Balanced 4.0%
JNL/Blackrock Global Allocation Fund - Class I (2.7%) (a)	6,944	111,933
Emerging Markets Equity 3.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.1%) (a)	4,576	52,443
JNL/GQG Emerging Markets Equity Fund - Class I (6.0%) (a)	3,389	49,104
		101,547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.8%) (a)	7,963	96,029
Total Investment Companies (cost $2,363,296)		2,758,828
Total Investments 100.0% (cost $2,363,296)		2,758,828
Other Assets and Liabilities, Net (0.0)%		(693)
Total Net Assets 100.0%		2,758,135

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 29.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.7%) (a)	15,516	232,739
JNL/DoubleLine Total Return Fund - Class I (14.7%) (a)	36,140	420,304
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.9%) (a)	7,653	117,084
JNL/PIMCO Income Fund - Class I (10.0%) (a)	15,316	170,469
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (9.3%) (a)	12,854	175,069
JNL/PIMCO Real Return Fund - Class I (3.0%) (a)	4,076	48,342
JNL/PPM America Total Return Fund - Class I (7.2%) (a)	10,303	144,141
JNL/T. Rowe Price U.S. High Yield Fund - Class I (24.7%) (a)	14,955	170,040
		1,478,188
Domestic Equity 25.4%
JNL Multi-Manager Mid Cap Fund - Class I (25.2%) (a)	20,466	335,031
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,850	91,879
JNL Multi-Manager Small Cap Value Fund - Class I (7.9%) (a)	6,077	92,126
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (8.1%) (a)	9,337	179,923
JNL/Morningstar Wide Moat Index Fund - Class I (23.5%) (a)	15,589	206,708
JNL/T. Rowe Price Established Growth Fund - Class I (1.5%) (a)	2,646	188,163
JNL/T. Rowe Price Value Fund - Class I (3.8%) (a)	8,915	179,628
		1,273,458
International Equity 14.0%
JNL Multi-Manager International Small Cap Fund - Class I (33.1%) (a)	7,633	105,647
JNL/Causeway International Value Select Fund - Class I (20.1%) (a)	16,537	262,943
JNL/WCM Focused International Equity Fund - Class I (15.3%) (a)	15,358	334,182
		702,772
Alternative 9.2%
JNL Multi-Manager Alternative Fund - Class I (13.5%) (a)	12,755	147,957
JNL/First State Global Infrastructure Fund - Class I (13.9%) (a)	8,688	135,624
JNL/Heitman U.S. Focused Real Estate Fund - Class I (31.6%) (a)	6,275	63,061
JNL/JPMorgan Hedged Equity Fund - Class I (16.2%) (a)	6,558	79,160
JNL/Westchester Capital Event Driven Fund - Class I (32.1%) (a)	3,166	37,354
		463,156
Domestic Balanced 5.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (3.0%) (a)	13,556	276,538
Global Equity 5.4%
JNL/Harris Oakmark Global Equity Fund - Class I (14.0%) (a)	9,093	108,203
JNL/Loomis Sayles Global Growth Fund - Class I (17.3%) (a)	10,503	163,748
		271,951
	Shares	Value ($)
Emerging Markets Equity 5.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.9%) (a)	10,342	118,523
JNL/GQG Emerging Markets Equity Fund - Class I (16.9%) (a)	9,562	138,551
		257,074
Global Balanced 4.0%
JNL/Blackrock Global Allocation Fund - Class I (4.9%) (a)	12,582	202,821
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.1%) (a)	8,168	98,509
Total Investment Companies (cost $4,124,813)		5,024,467
Total Investments 100.0% (cost $4,124,813)		5,024,467
Other Assets and Liabilities, Net (0.0)%		(1,186)
Total Net Assets 100.0%		5,023,281

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.3%
American Funds Insurance Series - Growth Fund - Class 1	4,309	518,004
American Funds Insurance Series - Growth-Income Fund - Class 1	9,844	545,181
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	9,282	465,739
		1,528,924
Global Equity 22.9%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	11,101	456,906
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	8,246	269,161
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	4,312	81,977
		808,044
Domestic Fixed Income 16.7%
American Funds American High-Income Trust - Class R-6	3,419	34,669
American Funds Mortgage Fund - Class R-6	9,968	102,470
American Funds Strategic Bond Fund - Class R-6	8,736	102,119
American Funds The Bond Fund of America - Class R-6	25,440	350,815
		590,073
Emerging Markets Equity 8.1%
American Funds New World Fund - Class R-6	3,239	284,772
International Equity 7.3%
American Funds Insurance Series - International Fund - Class 1	10,939	258,600
Emerging Markets Fixed Income 1.7%
American Funds Emerging Markets Bond Fund - Class R-6	5,980	60,700
Total Investment Companies (cost $2,864,053)		3,531,113
Total Investments 100.0% (cost $2,864,053)		3,531,113
Other Assets and Liabilities, Net (0.0)%		(1,294)
Total Net Assets 100.0%		3,529,819

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 34.8%
American Funds American High-Income Trust - Class R-6	6,227	63,141
American Funds Inflation Linked Bond Fund - Class R-6	3,195	34,959
American Funds Mortgage Fund - Class R-6	12,793	131,507
American Funds Strategic Bond Fund - Class R-6	16,564	193,630

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
American Funds The Bond Fund of America - Class R-6	41,380	570,631
		993,868
Domestic Equity 33.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	20,245	290,513
American Funds Insurance Series - Growth Fund - Class 1	2,409	289,563
American Funds Insurance Series - Growth-Income Fund - Class 1	6,667	369,205
		949,281
Global Equity 17.5%
American Funds Insurance Series - Global Growth Fund - Class 1	6,311	259,751
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,858	158,579
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	4,232	80,446
		498,776
International Equity 6.1%
American Funds Insurance Series - International Fund - Class 1	7,401	174,959
Emerging Markets Equity 5.1%
American Funds New World Fund - Class R-6	1,647	144,836
Emerging Markets Fixed Income 3.2%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,080	92,165
Total Investment Companies (cost $2,422,430)		2,853,885
Total Investments 100.0% (cost $2,422,430)		2,853,885
Other Assets and Liabilities, Net (0.0)%		(1,074)
Total Net Assets 100.0%		2,852,811

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.1%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	1,031	15,540
DFA U.S. Large Cap Value Portfolio - Institutional Class	481	18,051
DFA U.S. Large Company Portfolio - Institutional Class	2,121	59,702
DFA U.S. Small Cap Portfolio - Institutional Class	341	13,086
DFA U.S. Targeted Value Portfolio - Institutional Class	552	13,024
		119,403
Domestic Fixed Income 18.8%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	532	6,372
DFA Investment Grade Portfolio - Institutional Class	2,799	33,646
DFA Short-Term Extended Quality Portfolio - Institutional Class	806	8,869
		48,887
International Equity 17.1%
JNL/DFA International Core Equity Fund - Class I (a) (39.9%)	3,839	44,380
Emerging Markets Equity 13.0%
DFA Emerging Markets Portfolio - Institutional Class	646	21,078
DFA Emerging Markets Small Cap Portfolio - Institutional Class	543	12,571
		33,649
Alternative 5.0%
DFA International Real Estate Securities Portfolio - Institutional Class	1,298	5,894
DFA Real Estate Securities Portfolio - Institutional Class	189	7,089
		12,983
Total Investment Companies (cost $222,233)		259,302
Total Investments 100.0% (cost $222,233)		259,302
Other Assets and Liabilities, Net (0.0)%		(85)
Total Net Assets 100.0%		259,217
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 38.4%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,455	17,421
DFA Investment Grade Portfolio - Institutional Class	4,115	49,466
DFA Short-Duration Real Return Portfolio - Institutional Class	269	2,718
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,382	15,198
		84,803
Domestic Equity 35.9%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	695	10,469
DFA U.S. Large Cap Value Portfolio - Institutional Class	311	11,666
DFA U.S. Large Company Portfolio - Institutional Class	1,389	39,092
DFA U.S. Small Cap Portfolio - Institutional Class	226	8,668
DFA U.S. Targeted Value Portfolio - Institutional Class	398	9,390
		79,285
International Equity 12.9%
JNL/DFA International Core Equity Fund - Class I (a) (25.6%)	2,467	28,521
Emerging Markets Equity 9.1%
DFA Emerging Markets Portfolio - Institutional Class	394	12,867
DFA Emerging Markets Small Cap Portfolio - Institutional Class	315	7,301
		20,168
Alternative 3.7%
DFA International Real Estate Securities Portfolio - Institutional Class	739	3,356
DFA Real Estate Securities Portfolio - Institutional Class	132	4,967
		8,323
Total Investment Companies (cost $195,537)		221,100
Total Investments 100.0% (cost $195,537)		221,100
Other Assets and Liabilities, Net (0.0)%		(70)
Total Net Assets 100.0%		221,030

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/Goldman Sachs Competitive Advantage Fund - Class I (57.3%) (a)	63,023	1,344,287
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I (31.3%) (a)	92,225	1,386,146
JNL/Goldman Sachs Intrinsic Value Fund - Class I (67.6%) (a)	96,375	1,388,767
JNL/Goldman Sachs Total Yield Fund - Class I (78.8%) (a)	101,982	1,394,086
Total Investment Companies (cost $5,011,679)		5,513,286
Total Investments 100.0% (cost $5,011,679)		5,513,286
Other Assets and Liabilities, Net (0.0)%		(888)
Total Net Assets 100.0%		5,512,398

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 63.0%
JNL Multi-Manager Mid Cap Fund - Class I (1.9%) (a)	1,578	25,833
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	534	26,517
JNL Multi-Manager Small Cap Value Fund - Class I (2.3%) (a)	1,758	26,647
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.7%) (a)	3,087	201,800
JNL/ClearBridge Large Cap Growth Fund - Class I (12.9%) (a)	9,985	187,512
JNL/Invesco Diversified Dividend Fund - Class I (15.8%) (a)	15,336	179,274
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	778	49,342
JNL/T. Rowe Price Established Growth Fund - Class I (2.9%) (a)	5,174	367,867
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.5%) (a)	517	37,812
JNL/T. Rowe Price Value Fund - Class I (7.6%) (a)	17,998	362,655
JNL/WMC Value Fund - Class I (9.9%) (a)	6,189	154,472
		1,619,731
International Equity 13.2%
JNL/Causeway International Value Select Fund - Class I (4.1%) (a)	3,380	53,743
JNL/Invesco International Growth Fund - Class I (4.2%) (a)	3,197	51,793
JNL/Lazard International Strategic Equity Fund - Class I (11.9%) (a)	3,222	52,386
JNL/WCM Focused International Equity Fund - Class I (8.3%) (a)	8,325	181,161
		339,083
Global Equity 9.1%
JNL/Invesco Global Growth Fund - Class I (6.7%) (a)	7,417	182,541
JNL/JPMorgan Growth & Income Fund - Class I (4.7%) (a)	4,267	51,802
		234,343
Domestic Fixed Income 5.7%
JNL/DoubleLine Total Return Fund - Class I (0.8%) (a)	2,029	23,594
JNL/PIMCO Income Fund - Class I (1.4%) (a)	2,207	24,562
JNL/PPM America High Yield Bond Fund - Class I (2.3%) (a)	2,901	49,954
JNL/PPM America Total Return Fund - Class I (2.4%) (a)	3,466	48,496
		146,606
Emerging Markets Equity 5.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.6%) (a)	6,912	79,214
JNL/GQG Emerging Markets Equity Fund - Class I (6.3%) (a)	3,532	51,188
		130,402
Alternative 2.9%
JNL Multi-Manager Alternative Fund - Class I (6.8%) (a)	6,415	74,412
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.3%) (a)	2,053	24,765
Total Investment Companies (cost $1,926,614)		2,569,342
Total Investments 100.0% (cost $1,926,614)		2,569,342
Other Assets and Liabilities, Net (0.0)%		(596)
Total Net Assets 100.0%		2,568,746

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	5,727	85,904
JNL/DoubleLine Total Return Fund - Class I (4.7%) (a)	11,499	133,738
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.6%) (a)	2,765	36,774
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.1%) (a)	4,758	72,792
JNL/Lord Abbett Short Duration Income Fund - Class I (14.7%) (a)	4,654	48,731
JNL/PIMCO Income Fund - Class I (3.6%) (a)	5,528	61,532
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.2%) (a)	9,937	135,339
JNL/PIMCO Real Return Fund - Class I (2.3%) (a)	3,110	36,882
JNL/PPM America High Yield Bond Fund - Class I (2.3%) (a)	2,859	49,236
JNL/PPM America Total Return Fund - Class I (4.3%) (a)	6,147	86,000
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.7%) (a)	4,535	48,707
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.6%) (a)	2,163	24,595
		820,230
Domestic Equity 15.1%
JNL Multi-Manager Mid Cap Fund - Class I (0.9%) (a)	757	12,393
JNL Multi-Manager Small Cap Growth Fund - Class I (0.4%) (a)	249	12,347
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.5%) (a)	379	24,747
JNL/ClearBridge Large Cap Growth Fund - Class I (0.8%) (a)	657	12,345
JNL/DFA U.S. Core Equity Fund - Class I (1.8%) (a)	1,254	24,774
JNL/Invesco Diversified Dividend Fund - Class I (2.2%) (a)	2,118	24,757
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	194	12,323
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	347	24,707
JNL/T. Rowe Price Value Fund - Class I (0.8%) (a)	1,849	37,256
		185,649
Global Fixed Income 6.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.0%) (a)	3,059	24,316
JNL/Neuberger Berman Strategic Income Fund - Class I (6.0%) (a)	4,036	49,198
		73,514
International Equity 4.1%
JNL/Invesco International Growth Fund - Class I (1.0%) (a)	768	12,440
JNL/Lazard International Strategic Equity Fund - Class I (2.8%) (a)	763	12,412
JNL/WCM Focused International Equity Fund - Class I (1.1%) (a)	1,140	24,814
		49,666
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.6%) (a)	4,077	49,163
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.4%) (a)	3,186	36,953
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (0.5%) (a)	505	12,418
Total Investment Companies (cost $1,088,320)		1,227,593
Total Investments 100.0% (cost $1,088,320)		1,227,593
Other Assets and Liabilities, Net (0.0)%		(329)
Total Net Assets 100.0%		1,227,264

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 58.3%
JNL Multi-Manager Mid Cap Fund - Class I (4.4%) (a)	3,535	57,864
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,193	59,256
JNL Multi-Manager Small Cap Value Fund - Class I (5.1%) (a)	3,944	59,791
JNL/BlackRock Large Cap Select Growth Fund - Class I (7.3%) (a)	6,014	393,114
JNL/ClearBridge Large Cap Growth Fund - Class I (26.7%) (a)	20,774	390,130
JNL/Invesco Diversified Dividend Fund - Class I (35.1%) (a)	34,163	399,371
JNL/JPMorgan MidCap Growth Fund - Class I (2.8%) (a)	1,686	106,914
JNL/T. Rowe Price Established Growth Fund - Class I (6.0%) (a)	10,712	761,656
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.1%) (a)	1,091	79,841
JNL/T. Rowe Price Value Fund - Class I (14.6%) (a)	34,359	692,327
JNL/WMC Value Fund - Class I (20.2%) (a)	12,650	315,734
		3,315,998
Domestic Fixed Income 15.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.0%) (a)	10,793	161,893
JNL/DoubleLine Total Return Fund - Class I (3.7%) (a)	9,186	106,835
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (7.7%) (a)	8,105	107,800
JNL/PIMCO Income Fund - Class I (6.4%) (a)	9,866	109,812
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (5.8%) (a)	8,005	109,030
JNL/PPM America High Yield Bond Fund - Class I (5.2%) (a)	6,479	111,573
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	11,599	162,273
		869,216
International Equity 10.2%
JNL/Causeway International Value Select Fund - Class I (4.6%) (a)	3,797	60,376
JNL/Invesco International Growth Fund - Class I (9.3%) (a)	7,129	115,486
JNL/Lazard International Strategic Equity Fund - Class I (26.5%) (a)	7,212	117,259
JNL/WCM Focused International Equity Fund - Class I (13.3%) (a)	13,276	288,880
		582,001
Global Equity 8.2%
JNL/Invesco Global Growth Fund - Class I (12.8%) (a)	14,172	348,776
JNL/JPMorgan Growth & Income Fund - Class I (10.4%) (a)	9,471	114,981
		463,757
Emerging Markets Equity 4.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.9%) (a)	10,336	118,452
JNL/GQG Emerging Markets Equity Fund - Class I (13.9%) (a)	7,860	113,890
		232,342
Alternative 2.9%
JNL Multi-Manager Alternative Fund - Class I (15.2%) (a)	14,356	166,534
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.4%) (a)	4,592	55,375
Total Investment Companies (cost $4,353,884)		5,685,223
Total Investments 100.0% (cost $4,353,884)		5,685,223
Other Assets and Liabilities, Net (0.0)%		(1,297)
Total Net Assets 100.0%		5,683,926

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.5%) (a)	9,430	141,447
JNL/DoubleLine Total Return Fund - Class I (6.9%) (a)	16,856	196,035
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.0%) (a)	4,202	55,882
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.7%) (a)	7,295	111,611
JNL/Lord Abbett Short Duration Income Fund - Class I (25.4%) (a)	8,038	84,159
JNL/PIMCO Income Fund - Class I (6.7%) (a)	10,326	114,931
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.1%) (a)	16,792	228,705
JNL/PIMCO Real Return Fund - Class I (4.4%) (a)	5,987	71,012
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	5,029	86,609
JNL/PPM America Total Return Fund - Class I (9.9%) (a)	14,189	198,502
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.2%) (a)	10,430	112,019
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.3%) (a)	3,798	43,181
		1,444,093
Domestic Equity 30.5%
JNL Multi-Manager Mid Cap Fund - Class I (2.2%) (a)	1,802	29,502
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	601	29,848
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.6%) (a)	1,331	86,986
JNL/ClearBridge Large Cap Growth Fund - Class I (5.9%) (a)	4,609	86,561
JNL/DFA U.S. Core Equity Fund - Class I (2.1%) (a)	1,492	29,474
JNL/Invesco Diversified Dividend Fund - Class I (10.3%) (a)	9,984	116,708
JNL/JPMorgan MidCap Growth Fund - Class I (0.8%) (a)	465	29,463
JNL/T. Rowe Price Established Growth Fund - Class I (1.7%) (a)	3,062	217,681
JNL/T. Rowe Price Value Fund - Class I (4.3%) (a)	10,203	205,594
JNL/WMC Value Fund - Class I (2.8%) (a)	1,759	43,917
		875,734
International Equity 7.2%
JNL/Invesco International Growth Fund - Class I (2.4%) (a)	1,821	29,507
JNL/Lazard International Strategic Equity Fund - Class I (13.4%) (a)	3,650	59,351
JNL/WCM Focused International Equity Fund - Class I (5.4%) (a)	5,425	118,049
		206,907
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (7.9%) (a)	7,457	86,501
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.5%) (a)	7,163	86,383
Global Fixed Income 2.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.5%) (a)	3,451	27,439
JNL/Neuberger Berman Strategic Income Fund - Class I (7.1%) (a)	4,716	57,492
		84,931
Emerging Markets Equity 2.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.5%) (a)	5,235	59,990
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (1.1%) (a)	1,204	29,634
Total Investment Companies (cost $2,415,461)		2,874,173
Total Investments 100.0% (cost $2,415,461)		2,874,173
Other Assets and Liabilities, Net (0.0)%		(711)
Total Net Assets 100.0%		2,873,462

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.1%
JNL Multi-Manager Mid Cap Fund - Class I (4.5%) (a)	3,660	59,916
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,232	61,185
JNL Multi-Manager Small Cap Value Fund - Class I (5.3%) (a)	4,045	61,318
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.2%) (a)	2,660	173,890
JNL/ClearBridge Large Cap Growth Fund - Class I (19.7%) (a)	15,301	287,358
JNL/Invesco Diversified Dividend Fund - Class I (25.9%) (a)	25,197	294,551
JNL/JPMorgan MidCap Growth Fund - Class I (3.1%) (a)	1,890	119,846
JNL/T. Rowe Price Established Growth Fund - Class I (5.7%) (a)	10,238	727,961
JNL/T. Rowe Price Value Fund - Class I (11.3%) (a)	26,569	535,366
JNL/WMC Value Fund - Class I (15.1%) (a)	9,483	236,701
		2,558,092
Domestic Fixed Income 32.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.5%) (a)	14,889	223,336
JNL/DoubleLine Total Return Fund - Class I (9.7%) (a)	23,765	276,393
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.0%) (a)	8,393	111,623
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.9%) (a)	10,778	164,897
JNL/PIMCO Income Fund - Class I (9.9%) (a)	15,288	170,157
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.0%) (a)	16,558	225,525
JNL/PIMCO Real Return Fund - Class I (7.0%) (a)	9,451	112,093
JNL/PPM America High Yield Bond Fund - Class I (8.0%) (a)	10,052	173,097
JNL/PPM America Total Return Fund - Class I (14.0%) (a)	19,985	279,598
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.1%) (a)	10,288	110,489
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.4%) (a)	5,056	57,484
		1,904,692
International Equity 9.3%
JNL/Causeway International Value Select Fund - Class I (4.7%) (a)	3,875	61,618
JNL/Invesco International Growth Fund - Class I (4.8%) (a)	3,684	59,674
JNL/Lazard International Strategic Equity Fund - Class I (27.4%) (a)	7,437	120,921
JNL/WCM Focused International Equity Fund - Class I (13.7%) (a)	13,724	298,625
		540,838
Global Equity 4.6%
JNL/Invesco Global Growth Fund - Class I (6.6%) (a)	7,309	179,871
JNL/JPMorgan Growth & Income Fund - Class I (8.1%) (a)	7,352	89,258
		269,129
Emerging Markets Equity 3.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.2%) (a)	10,656	122,117
JNL/GQG Emerging Markets Equity Fund - Class I (7.2%) (a)	4,070	58,970
		181,087
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (15.7%) (a)	14,843	172,176
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.3%) (a)	9,487	114,412
	Shares	Value ($)
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (7.0%) (a)	4,696	57,246
Total Investment Companies (cost $4,646,623)		5,797,672
Total Investments 100.0% (cost $4,646,623)		5,797,672
Other Assets and Liabilities, Net (0.0)%		(1,362)
Total Net Assets 100.0%		5,796,310

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.3%
JNL/Mellon S&P 400 MidCap Index Fund - Class I (7.2%) (a)	9,775	254,930
JNL/Mellon S&P 500 Index Fund - Class I (2.3%) (a)	8,702	255,407
JNL/Mellon Small Cap Index Fund - Class I (9.3%) (a)	11,491	255,223
		765,560
International Equity 20.1%
JNL/Mellon International Index Fund - Class I (14.2%) (a)	17,116	255,375
Domestic Fixed Income 19.6%
JNL/Mellon Bond Index Fund - Class I (16.9%) (a)	18,537	249,134
Total Investment Companies (cost $1,086,245)		1,270,069
Total Investments 100.0% (cost $1,086,245)		1,270,069
Other Assets and Liabilities, Net (0.0)%		(209)
Total Net Assets 100.0%		1,269,860

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Institutional Class	1,125	14,159
Vanguard Long-Term Bond Index Fund - Institutional Class	923	15,363
Vanguard Mortgage-Backed Securities Index Fund - Institutional Class	502	14,714
Vanguard Short-Term Bond Index Fund - Institutional Class	2,282	24,809
Vanguard Total Bond Market Index Fund - Institutional Class	2,553	29,667
		98,712
International Fixed Income 50.0%
Vanguard Total International Bond Index Fund - Institutional Class	2,808	98,559
Total Investment Companies (cost $191,443)		197,271
Total Investments 100.0% (cost $191,443)		197,271
Other Assets and Liabilities, Net (0.0)%		(50)
Total Net Assets 100.0%		197,221

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Institutional Plus Class	6,775	161,450
Vanguard Emerging Markets Stock Index Fund - Institutional Class	2,997	94,968
Vanguard European Stock Index Fund - Institutional Class	1,905	61,643
Vanguard FTSE All World ex-US Index Fund - Institutional Class	356	41,032
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Admiral Shares	148	4,465
Vanguard Pacific Stock Index Fund - Institutional Class	3,057	45,974

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
Vanguard Total International Stock Index Fund - Institutional Class	350	45,509
Total Investment Companies (cost $403,588)		455,041
Total Investments 100.0% (cost $403,588)		455,041
Other Assets and Liabilities, Net (0.0)%		(159)
Total Net Assets 100.0%		454,882

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Institutional Class	1,409	183,863
Vanguard Large Cap Index Fund - Institutional Class	523	191,241
Vanguard Mid-Cap Index Fund - Institutional Class	484	27,396
Vanguard Small-Cap Index Fund - Institutional Class	862	80,337
Vanguard Total Stock Market Index Fund - Institutional Plus Class	1,511	268,579
Vanguard Value Index Fund - Institutional Class	3,102	143,942
Total Investment Companies (cost $701,264)		895,358
Total Investments 100.0% (cost $701,264)		895,358
Other Assets and Liabilities, Net (0.0)%		(269)
Total Net Assets 100.0%		895,089

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.6%
Domestic Equity 45.9%
iShares Cohen & Steers REIT ETF (a)	119	6,425
iShares Core S&P 500 ETF	39	14,591
iShares Core S&P Mid-Cap ETF	98	22,482
iShares Edge MSCI USA Quality Factor ETF	326	37,932
iShares Morningstar Large-Cap Value ETF	129	14,506
iShares S&P SmallCap 600 Index ETF (a)	75	6,909
iShares S&P Small-Cap 600 Value ETF	93	7,578
iShares U.S. Consumer Services ETF (a)	95	6,685
iShares U.S. Technology ETF (a)	132	11,188
iShares U.S. Utilities ETF (a)	82	6,331
		134,627
Domestic Fixed Income 15.1%
iShares 0-5 Year High Yield Corporate Bond ETF	78	3,551
iShares Core Total U.S. Bond Market ETF	140	16,605
iShares Intermediate-Term Corp. ETF	80	4,968
iShares Liquidity Income ETF (a)	113	5,709
iShares MBS ETF	123	13,507
		44,340
Global Equity 13.0%
iShares Exponential Technologies ETF	440	25,200
iShares Global Healthcare ETF (a)	171	13,042
		38,242
International Equity 11.3%
iShares Edge MSCI Intl Quality Factor ETF (a)	932	33,240
Emerging Markets Equity 10.4%
iShares Core MSCI Emerging Markets ETF	494	30,633
Alternative 2.6%
iShares Global Infrastructure ETF (a)	172	7,514
Emerging Markets Fixed Income 1.3%
iShares JPMorgan USD Emerging Markets Bond ETF	34	3,956
Total Investment Companies (cost $242,243)		292,552
SHORT TERM INVESTMENTS 10.1%
Securities Lending Collateral 9.9%
JNL Securities Lending Collateral Fund, 0.07% (b) (c)	29,148	29,148
Investment Companies 0.2%
JNL Government Money Market Fund, 0.02% (b) (c)	472	472
Total Short Term Investments (cost $29,620)		29,620
Total Investments 109.7% (cost $271,863)		322,172
Other Assets and Liabilities, Net (9.7)%		(28,564)
Total Net Assets 100.0%		293,608

(a)  All or a portion of the security was on loan as of December 31, 2020.

(b)   Investment in affiliate.

Shares	Value ($)

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 52.1%
iShares 0-5 Year High Yield Corporate Bond ETF	178	8,090
iShares 0-5 Year TIPS Bond ETF (a)	55	5,703
iShares Core Total U.S. Bond Market ETF	261	30,837
iShares Intermediate-Term Corp. ETF	184	11,343
iShares Liquidity Income ETF	221	11,173
iShares MBS ETF	300	33,087
		100,233
Domestic Equity 24.2%
iShares Cohen & Steers REIT ETF	27	1,437
iShares Core S&P 500 ETF	22	8,291
iShares Core S&P Mid-Cap ETF	33	7,515
iShares Edge MSCI USA Quality Factor ETF	126	14,611
iShares Morningstar Large-Cap Value ETF	26	2,905
iShares S&P SmallCap 600 Index ETF (a)	21	1,909
iShares S&P Small-Cap 600 Value ETF	31	2,533
iShares U.S. Consumer Services ETF	28	2,006
iShares U.S. Technology ETF (a)	47	4,016
iShares U.S. Utilities ETF (a)	18	1,409
		46,632
Global Equity 7.3%
iShares Exponential Technologies ETF (a)	151	8,671
iShares Global Healthcare ETF (a)	69	5,274
		13,945
International Equity 6.9%
iShares Edge MSCI Intl Quality Factor ETF (a)	374	13,352
Emerging Markets Equity 4.9%
iShares Core MSCI Emerging Markets ETF	153	9,486
Emerging Markets Fixed Income 3.5%
iShares JPMorgan USD Emerging Markets Bond ETF	59	6,805
Alternative 1.0%
iShares Global Infrastructure ETF (a)	44	1,929
Total Investment Companies (cost $172,404)		192,382
SHORT TERM INVESTMENTS 10.1%
Securities Lending Collateral 10.0%
JNL Securities Lending Collateral Fund, 0.07% (b) (c)	19,203	19,203
Investment Companies 0.1%
JNL Government Money Market Fund, 0.02% (b) (c)	157	157
Total Short Term Investments (cost $19,360)		19,360
Total Investments 110.0% (cost $191,764)		211,742
Other Assets and Liabilities, Net (10.0)%		(19,217)
Total Net Assets 100.0%		192,525

(a)  All or a portion of the security was on loan as of December 31, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 34.4%
iShares Cohen & Steers REIT ETF (a)	87	4,713
iShares Core S&P 500 ETF	38	14,417
iShares Core S&P Mid-Cap ETF	79	18,101
iShares Edge MSCI USA Quality Factor ETF (a)	283	32,833
iShares Morningstar Large-Cap Value ETF	85	9,522
iShares S&P SmallCap 600 Index ETF (a)	54	4,959
iShares S&P Small-Cap 600 Value ETF	82	6,645
iShares U.S. Consumer Services ETF (a)	70	4,900
iShares U.S. Technology ETF (a)	106	9,020
iShares U.S. Utilities ETF (a)	59	4,611
		109,721
Domestic Fixed Income 33.7%
iShares 0-5 Year High Yield Corporate Bond ETF	172	7,819
iShares 0-5 Year TIPS Bond ETF (a)	45	4,690

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
iShares Core Total U.S. Bond Market ETF	327	38,621
iShares Intermediate-Term Corp. ETF (a)	201	12,403
iShares Liquidity Income ETF (a)	211	10,677
iShares MBS ETF (a)	302	33,267
		107,477
Global Equity 11.3%
iShares Exponential Technologies ETF (a)	419	24,010
iShares Global Healthcare ETF (a)	157	12,025
		36,035
International Equity 9.7%
iShares Edge MSCI Intl Quality Factor ETF (a)	864	30,804
Emerging Markets Equity 7.5%
iShares Core MSCI Emerging Markets ETF	383	23,787
Emerging Markets Fixed Income 1.9%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	53	6,098
Alternative 1.5%
iShares Global Infrastructure ETF (a)	108	4,732
Total Investment Companies (cost $268,954)		318,654
SHORT TERM INVESTMENTS 8.3%
Securities Lending Collateral 7.9%
JNL Securities Lending Collateral Fund, 0.07% (b) (c)	25,375	25,375
Investment Companies 0.4%
JNL Government Money Market Fund, 0.02% (b) (c)	1,250	1,250
Total Short Term Investments (cost $26,625)		26,625
Total Investments 108.3% (cost $295,579)		345,279
Other Assets and Liabilities, Net (8.3)%		(26,508)
Total Net Assets 100.0%		318,771

(a)  All or a portion of the security was on loan as of December 31, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.4%
Vanguard Dividend Appreciation ETF	433	61,144
Vanguard Growth ETF	242	61,234
Vanguard Mid-Cap ETF (a)	368	76,104
Vanguard Small-Cap ETF (a)	177	34,436
Vanguard Total Stock Market ETF (a)	468	91,156
		324,074
International Equity 17.1%
Vanguard FTSE Developed Markets ETF (a)	2,370	111,909
Domestic Fixed Income 15.3%
Vanguard Intermediate-Term Corporate Bond ETF	178	17,267
Vanguard Mortgage-Backed Securities ETF	680	36,779
Vanguard Short-Term Corporate Bond ETF	168	13,986
Vanguard Total Bond Market ETF	371	32,710
		100,742
Emerging Markets Equity 12.5%
Vanguard MSCI Emerging Markets ETF (a)	1,635	81,936
Alternative 4.0%
Vanguard Global ex-U.S. Real Estate ETF	222	12,046
Vanguard REIT ETF (a)	165	13,992
		26,038
Emerging Markets Fixed Income 1.7%
Vanguard Emerging Markets Government Bond ETF	139	11,453
Total Investment Companies (cost $546,449)		656,152
SHORT TERM INVESTMENTS 17.4%
Securities Lending Collateral 17.2%
JNL Securities Lending Collateral Fund, 0.07% (b) (c)	112,684	112,684
	Shares	Value ($)
Investment Companies 0.2%
JNL Government Money Market Fund, 0.02% (b) (c)	1,273	1,273
Total Short Term Investments (cost $113,957)		113,957
Total Investments 117.4% (cost $660,406)		770,109
Other Assets and Liabilities, Net (17.4)%		(114,109)
Total Net Assets 100.0%		656,000

(a)  All or a portion of the security was on loan as of December 31, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 52.0%
Vanguard Intermediate-Term Corporate Bond ETF	595	57,843
Vanguard Mortgage-Backed Securities ETF (a)	1,583	85,611
Vanguard Short-Term Corporate Bond ETF	287	23,900
Vanguard Short-Term Inflation-Protected Securities Index ETF	234	11,983
Vanguard Total Bond Market ETF	871	76,789
		256,126
Domestic Equity 26.9%
Vanguard Dividend Appreciation ETF	198	27,925
Vanguard Growth ETF (a)	63	16,013
Vanguard Mid-Cap ETF (a)	118	24,393
Vanguard Small-Cap ETF (a)	73	14,159
Vanguard Total Stock Market ETF (a)	256	49,771
		132,261
International Equity 9.2%
Vanguard FTSE Developed Markets ETF	959	45,285
Emerging Markets Equity 5.7%
Vanguard MSCI Emerging Markets ETF (a)	559	28,004
Emerging Markets Fixed Income 4.4%
Vanguard Emerging Markets Government Bond ETF	262	21,605
Alternative 1.7%
Vanguard Global ex-U.S. Real Estate ETF	60	3,255
Vanguard REIT ETF	61	5,156
		8,411
Total Investment Companies (cost $443,287)		491,692
SHORT TERM INVESTMENTS 9.7%
Securities Lending Collateral 9.3%
JNL Securities Lending Collateral Fund, 0.07% (b) (c)	45,725	45,725
Investment Companies 0.4%
JNL Government Money Market Fund, 0.02% (b) (c)	1,716	1,716
Total Short Term Investments (cost $47,441)		47,441
Total Investments 109.6% (cost $490,728)		539,133
Other Assets and Liabilities, Net (9.6)%		(47,009)
Total Net Assets 100.0%		492,124

(a)  All or a portion of the security was on loan as of December 31, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 37.8%
Vanguard Dividend Appreciation ETF (a)	388	54,715
Vanguard Growth ETF	170	43,093
Vanguard Mid-Cap ETF (a)	251	51,979
Vanguard Small-Cap ETF (a)	99	19,343
Vanguard Total Stock Market ETF (a)	356	69,304
		238,434
Domestic Fixed Income 32.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	424	41,167
Vanguard Mortgage-Backed Securities ETF (a)	1,298	70,186
Vanguard Short-Term Corporate Bond ETF	254	21,171
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	177	9,058

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
Vanguard Total Bond Market ETF	736	64,936
		206,518
International Equity 13.0%
Vanguard FTSE Developed Markets ETF	1,738	82,033
Emerging Markets Equity 9.4%
Vanguard MSCI Emerging Markets ETF (a)	1,179	59,050
Emerging Markets Fixed Income 3.8%
Vanguard Emerging Markets Government Bond ETF (a)	288	23,727
Alternative 3.1%
Vanguard Global ex-U.S. Real Estate ETF	147	7,973
Vanguard REIT ETF	135	11,435
		19,408
Total Investment Companies (cost $547,996)		629,170
SHORT TERM INVESTMENTS 16.3%
Securities Lending Collateral 15.7%
JNL Securities Lending Collateral Fund, 0.07% (b) (c)	98,938	98,938
Investment Companies 0.6%
JNL Government Money Market Fund, 0.02% (b) (c)	3,730	3,730
Total Short Term Investments (cost $102,668)		102,668
Total Investments 116.2% (cost $650,664)		731,838
Other Assets and Liabilities, Net (16.2)%		(102,040)
Total Net Assets 100.0%		629,798

(a)  All or a portion of the security was on loan as of December 31, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Long Term Investments in Affiliates

The Fund of Funds, except for JNL/American Funds Funds of Funds, JNL/DFA Funds and JNL/Vanguard Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds, JNL/DFA Funds and JNL/Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the year ended December 31, 2020 certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL/Vanguard Funds Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Master Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the year ended December 31, 2020.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	1,593,084	403,546	68,729	42,272	(3,467)	186,003	2,110,437	100.0
	1,593,084	403,546	68,729	42,272	(3,467)	186,003	2,110,437	100.0
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,302,643	126,230	267,839	94,687	33,629	135,068	3,329,731	100.0
	3,302,643	126,230	267,839	94,687	33,629	135,068	3,329,731	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	131,219	68,620	17,056	4,734	(1,402)	5,009	186,390	100.0
	131,219	68,620	17,056	4,734	(1,402)	5,009	186,390	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	499,191	51,650	71,700	14,753	(420)	30,529	509,250	100.0
	499,191	51,650	71,700	14,753	(420)	30,529	509,250	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	461,504	195,331	37,034	18,198	3,475	144,370	767,646	100.0
	461,504	195,331	37,034	18,198	3,475	144,370	767,646	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	758,039	72,746	95,909	43,636	(3,490)	157,967	889,353	100.0
	758,039	72,746	95,909	43,636	(3,490)	157,967	889,353	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	1,215,677	1,161,650	116,314	53,388	25,131	842,545	3,128,689	100.0
	1,215,677	1,161,650	116,314	53,388	25,131	842,545	3,128,689	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	7,835,010	499,973	384,266	318,155	100,346	601,488	8,652,551	100.0
	7,835,010	499,973	384,266	318,155	100,346	601,488	8,652,551	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,943,170	23,059	221,250	15,141	(22,644)	230,416	1,952,751	100.0
	1,943,170	23,059	221,250	15,141	(22,644)	230,416	1,952,751	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,482,145	47,325	153,833	18,043	14,633	277,635	1,667,905	100.0
	1,482,145	47,325	153,833	18,043	14,633	277,635	1,667,905	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	413,209	74,562	58,748	18,524	1,374	48,841	479,238	100.0
	413,209	74,562	58,748	18,524	1,374	48,841	479,238	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	369,003	201,188	16,936	23,558	(3,862)	13,183	562,576	100.0
	369,003	201,188	16,936	23,558	(3,862)	13,183	562,576	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	655,748	339,268	72,342	24,608	(6,223)	381,258	1,297,709	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
	655,748	339,268	72,342	24,608	(6,223)	381,258	1,297,709	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	283,461	24,186	81,187	23,994	(25,100)	36,795	238,155	100.0
	283,461	24,186	81,187	23,994	(25,100)	36,795	238,155	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,451	10,784	11,187	—	705	1,657	20,410	1.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	30,842	23,978	5,422	778	(617)	14,352	63,133	3.8
JNL Multi-Manager International Small Cap Fund - Class I	61,717	7,432	10,232	1,333	838	16,016	75,771	4.6
JNL Multi-Manager Mid Cap Fund - Class I	172,170	1,720	15,682	—	2,637	21,224	182,069	11.1
JNL Multi-Manager Small Cap Growth Fund - Class I	42,117	1,973	14,211	—	4,618	11,771	46,268	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	53,569	10,610	16,928	—	(2,283)	4,953	49,921	3.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,040	230	9,561	—	(2,188)	479	—	—
JNL/Causeway International Value Select Fund - Class I	122,722	7,465	15,420	4,759	(3,163)	3,735	115,339	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	14,728	418	13,493	—	(911)	(742)	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	122,821	2,265	14,576	—	2,022	15,743	128,275	7.8
JNL/DoubleLine Total Return Fund - Class I	50,369	8,738	12,544	—	794	816	48,173	2.9
JNL/First State Global Infrastructure Fund - Class I	15,023	36,965	7,119	—	299	9,531	54,699	3.3
JNL/GQG Emerging Markets Equity Fund - Class I	72,618	1,003	23,965	—	952	14,111	64,719	3.9
JNL/Harris Oakmark Global Equity Fund - Class I	92,197	4,843	14,711	2,777	(2,804)	8,534	88,059	5.4
JNL/Heitman U.S. Focused Real Estate Fund - Class I	14,998	17,102	690	3,387	68	550	32,028	2.0
JNL/JPMorgan Growth & Income Fund - Class I	—	40,777	458	—	82	9,157	49,558	3.0
JNL/Loomis Sayles Global Growth Fund - Class I	61,230	32,285	11,453	596	1,790	19,642	103,494	6.3
JNL/Mellon Equity Income Fund - Class I	92,123	933	63,968	—	(17,877)	(11,211)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	106,625	11,248	7,982	8,117	721	4,656	115,268	7.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	15,371	256	11,762	—	(2,136)	(1,729)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	103,521	9,303	23,162	—	4,174	26,907	120,743	7.3
JNL/T. Rowe Price Value Fund - Class I	107,359	2,088	5,337	—	312	11,374	115,796	7.0
JNL/WCM Focused International Equity Fund - Class I	145,574	4,171	23,599	3,460	3,441	31,554	161,141	9.8
JNL/Westchester Capital Event Driven Fund - Class I	—	25,943	17,665	—	2,137	2,015	12,430	0.8
	1,527,185	262,530	351,127	25,207	(6,389)	215,095	1,647,294	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	15,123	18,815	4,817	—	356	2,609	32,086	4.0
JNL Multi-Manager Mid Cap Fund - Class I	9,310	9,814	7,657	—	615	2,006	14,088	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	3,489	4,863	3,962	—	450	1,135	5,975	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	4,655	8,273	4,799	—	(1,184)	1,086	8,031	1.0
JNL/Blackrock Global Allocation Fund - Class I	—	41,517	4,803	—	184	3,278	40,176	5.0
JNL/Causeway International Value Select Fund - Class I	10,502	9,072	12,181	251	(2,771)	1,402	6,024	0.8
JNL/DoubleLine Core Fixed Income Fund - Class I	58,126	44,201	12,823	—	736	3,783	94,023	11.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	27,910	16,383	12,928	—	(541)	1,173	31,997	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,827	15,709	6,196	—	934	1,940	18,214	2.3
JNL/DoubleLine Total Return Fund - Class I	78,965	68,545	25,027	—	1,481	2,026	125,990	15.7
JNL/First State Global Infrastructure Fund - Class I	—	8,364	9,722	—	1,358	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	23,353	2,957	25,086	—	(3,281)	2,057	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	8,179	6,885	6,384	—	682	2,738	12,100	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	—	24,209	12,734	84	1,258	1,237	13,970	1.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	44,187	12,503	—	73	229	31,986	4.0
JNL/Loomis Sayles Global Growth Fund - Class I	—	16,949	4,125	94	936	2,295	16,055	2.0
JNL/Morningstar Wide Moat Index Fund - Class I	20,919	20,169	22,785	995	287	(477)	18,113	2.3
JNL/PIMCO Income Fund - Class I	44,194	33,612	11,627	—	751	3,249	70,179	8.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	32,543	43,482	17,655	—	1,991	3,800	64,161	8.0
JNL/PIMCO Real Return Fund - Class I	9,300	7,250	1,909	—	221	1,164	16,026	2.0
JNL/PPM America Total Return Fund - Class I	41,843	34,400	7,582	—	860	4,623	74,144	9.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	38,380	29,329	35,536	—	6,638	1,513	40,324	5.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	22,096	33,276	5,913	—	(49)	2,687	52,097	6.5
JNL/WCM Focused International Equity Fund - Class I	10,467	9,580	8,163	357	1,637	2,533	16,054	2.0
JNL/WMC Government Money Market Fund	—	26,460	26,460	2	—	—	—	—
	465,181	578,301	303,377	1,783	13,622	48,086	801,813	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	40,157	13,028	8,017	—	361	3,768	49,297	2.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	37,808	37,960	11,011	1,044	(1,453)	21,894	85,198	3.4
JNL Multi-Manager International Small Cap Fund - Class I	87,593	11,465	18,334	1,822	1,332	22,087	104,143	4.1
JNL Multi-Manager Mid Cap Fund - Class I	232,120	4,319	37,756	—	6,685	24,856	230,224	9.1
JNL Multi-Manager Small Cap Growth Fund - Class I	43,008	18,691	15,600	—	4,466	15,465	66,030	2.6
JNL Multi-Manager Small Cap Value Fund - Class I	55,300	10,666	8,723	—	(1,611)	5,509	61,141	2.4
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,678	10	9,934	—	(2,431)	677	—	—
JNL/Causeway International Value Select Fund - Class I	179,077	9,427	22,185	6,839	(5,075)	5,587	166,831	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	63,245	2,585	16,849	—	675	1,963	51,619	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	52,699	4,249	20,562	—	(1,213)	517	35,690	1.4
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	159,792	7,031	29,401	—	3,462	19,450	160,334	6.4
JNL/DoubleLine Total Return Fund - Class I	142,947	33,556	41,439	—	2,646	2,506	140,216	5.6
JNL/First State Global Infrastructure Fund - Class I	23,879	47,411	5,803	—	134	13,223	78,844	3.1
JNL/GQG Emerging Markets Equity Fund - Class I	103,667	1,376	33,136	—	655	20,489	93,051	3.7
JNL/Harris Oakmark Global Equity Fund - Class I	93,022	5,589	10,263	3,018	(1,883)	9,088	95,553	3.8
JNL/Heitman U.S. Focused Real Estate Fund - Class I	23,663	15,392	813	3,926	82	(1,142)	37,182	1.5
JNL/JPMorgan Growth & Income Fund - Class I	—	50,689	1,032	—	161	13,907	63,725	2.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	53,205	20,987	—	106	316	32,640	1.3
JNL/Loomis Sayles Global Growth Fund - Class I	86,092	28,052	17,568	707	2,925	24,476	123,977	4.9
JNL/Mellon Equity Income Fund - Class I	116,499	618	81,563	—	(22,429)	(13,125)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	133,363	19,627	9,525	10,743	1,291	8,313	153,069	6.1
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	24,768	846	19,462	—	(3,229)	(2,923)	—	—
JNL/PIMCO Income Fund - Class I	52,411	887	50,815	—	(51)	(2,432)	—	—
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	52,008	21,443	15,819	—	1,221	5,040	63,893	2.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	97,148	—	91,249	—	13,351	(19,250)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	124,292	20,736	31,535	—	7,417	39,506	160,416	6.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	35,199	26,504	3,987	—	(221)	3,101	60,596	2.4
JNL/T. Rowe Price Value Fund - Class I	147,218	6,050	16,891	—	233	16,357	152,967	6.1
JNL/WCM Focused International Equity Fund - Class I	210,365	9,059	41,007	4,918	7,500	43,237	229,154	9.1
JNL/Westchester Capital Event Driven Fund - Class I	—	24,961	4,697	—	428	4,301	24,993	1.0
	2,429,018	485,432	695,963	33,017	15,535	286,761	2,520,783	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,532	80,346	2,650	—	92	13,723	110,043	4.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	6,368	36,932	8,683	638	(1,226)	19,052	52,443	1.9
JNL Multi-Manager International Small Cap Fund - Class I	6,345	20,413	9,277	518	765	10,766	29,012	1.1
JNL Multi-Manager Mid Cap Fund - Class I	26,467	71,162	26,867	—	4,555	24,210	99,527	3.6
JNL Multi-Manager Small Cap Growth Fund - Class I	6,273	31,074	9,360	—	3,085	11,200	42,272	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	9,374	38,004	8,351	—	(2,586)	12,042	48,483	1.8
JNL/Blackrock Global Allocation Fund - Class I	—	104,237	1,495	—	92	9,099	111,933	4.1
JNL/Causeway International Value Select Fund - Class I	21,999	46,869	21,402	2,563	(6,390)	21,174	62,250	2.3
JNL/DoubleLine Core Fixed Income Fund - Class I	52,058	144,180	22,437	—	1,185	10,763	185,749	6.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	27,722	66,938	9,842	—	(519)	11,730	96,029	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	18,786	60,756	17,957	—	2,143	25,879	89,607	3.2
JNL/DoubleLine Total Return Fund - Class I	82,456	262,858	45,938	—	2,839	9,077	311,292	11.3
JNL/First State Global Infrastructure Fund - Class I	—	58,881	7,710	—	557	10,227	61,955	2.2
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	12,380	187	10,238	—	(1,271)	(1,058)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	24,682	599	24,071	—	(3,378)	2,168	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	15,708	34,015	19,352	—	2,196	16,537	49,104	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	14,161	39,945	17,411	1,699	(3,309)	20,487	53,873	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	4,621	28,228	1,842	2,965	93	1,941	33,041	1.2
JNL/JPMorgan Hedged Equity Fund - Class I	—	73,454	40,217	253	5,242	4,038	42,517	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	98,527	34,617	—	210	617	64,737	2.3
JNL/Loomis Sayles Global Growth Fund - Class I	—	58,576	9,829	401	2,319	18,655	69,721	2.5
JNL/Morningstar Wide Moat Index Fund - Class I	37,168	111,164	34,268	9,099	6,217	15,418	135,699	4.9
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	16,055	16,055	—	(5,362)	5,362	—	—
JNL/PIMCO Income Fund - Class I	41,527	118,535	10,635	—	374	13,586	163,387	5.9
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	27,529	127,043	16,864	—	1,834	11,724	151,266	5.5
JNL/PIMCO Real Return Fund - Class I	13,771	39,523	3,554	—	278	3,832	53,850	2.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)		Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Total Return Fund - Class I	39,722	129,287		5,972	—	458	10,888	174,383	6.3
JNL/T. Rowe Price Capital Appreciation Fund - Class I	52,654	121,433		41,016	—	9,096	25,200	167,367	6.1
JNL/T. Rowe Price Established Growth Fund - Class I	12,577	47,998		11,318	—	2,686	17,824	69,767	2.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	21,509	97,201		1,683	—	(52)	13,243	130,218	4.7
JNL/WCM Focused International Equity Fund - Class I	23,624	68,005		24,961	2,166	5,927	26,708	99,303	3.6
JNL/WMC Government Money Market Fund	—	23,590		23,590	2	—	—	—	—
	618,013	2,256,015	†	539,462	20,304	28,150	396,112	2,758,828	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	52,619	94,445		16,761	—	978	16,676	147,957	2.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	24,443	78,421		22,551	1,466	(3,043)	41,253	118,523	2.4
JNL Multi-Manager International Small Cap Fund - Class I	42,631	50,993		21,312	1,869	1,680	31,655	105,647	2.1
JNL Multi-Manager Mid Cap Fund - Class I	173,228	162,410		81,180	—	13,931	66,642	335,031	6.7
JNL Multi-Manager Small Cap Growth Fund - Class I	36,013	44,615		22,945	—	7,359	26,837	91,879	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	42,004	47,151		15,888	—	(3,689)	22,548	92,126	1.8
JNL/Blackrock Global Allocation Fund - Class I	—	187,708		1,443	—	74	16,482	202,821	4.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,697	169		10,101	—	(2,210)	445	—	—
JNL/Causeway International Value Select Fund - Class I	144,653	127,056		52,670	10,816	(13,021)	56,925	262,943	5.2
JNL/DoubleLine Core Fixed Income Fund - Class I	133,178	124,459		38,710	—	1,758	12,054	232,739	4.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	76,343	48,763		32,612	—	(1,924)	7,939	98,509	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	90,093	91,430		52,132	—	7,455	43,077	179,923	3.6
JNL/DoubleLine Total Return Fund - Class I	224,757	238,537		58,015	—	3,637	11,388	420,304	8.4
JNL/First State Global Infrastructure Fund - Class I	17,916	114,700		20,183	—	459	22,732	135,624	2.7
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	41,582	279		35,093	—	(2,992)	(3,776)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	46,831	366		44,428	—	(6,935)	4,166	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	72,272	58,560		36,243	—	3,132	40,830	138,551	2.8
JNL/Harris Oakmark Global Equity Fund - Class I	60,510	55,597		33,492	3,450	(5,984)	31,572	108,203	2.1
JNL/Heitman U.S. Focused Real Estate Fund - Class I	23,543	41,714		3,852	6,699	248	1,408	63,061	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	—	86,451		19,203	454	2,838	9,074	79,160	1.6
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	133,627		17,776	—	101	1,132	117,084	2.3
JNL/Loomis Sayles Global Growth Fund - Class I	54,183	88,663		22,233	937	4,758	38,377	163,748	3.3
JNL/Mellon Equity Income Fund - Class I	78,142	1,696		55,915	—	(21,175)	(2,748)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	107,088	121,784		50,498	14,548	9,859	18,475	206,708	4.1
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	18,187	30,241		43,875	—	(12,967)	8,414	—	—
JNL/PIMCO Income Fund - Class I	106,334	97,941		47,006	—	2,325	10,875	170,469	3.4
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	75,511	116,665		33,686	—	3,232	13,347	175,069	3.5
JNL/PIMCO Real Return Fund - Class I	23,531	25,464		4,632	—	301	3,678	48,342	1.0
JNL/PPM America Total Return Fund - Class I	75,138	75,325		17,255	—	1,448	9,485	144,141	2.9
JNL/T. Rowe Price Capital Appreciation Fund - Class I	161,003	134,320		70,727	—	15,136	36,806	276,538	5.5
JNL/T. Rowe Price Established Growth Fund - Class I	60,021	99,202		31,153	—	8,355	51,738	188,163	3.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	58,736	103,552		6,667	—	(358)	14,777	170,040	3.4
JNL/T. Rowe Price Value Fund - Class I	90,389	89,993		40,348	—	1,202	38,392	179,628	3.6
JNL/WCM Focused International Equity Fund - Class I	151,049	147,887		61,361	7,220	13,761	82,846	334,182	6.6
JNL/Westchester Capital Event Driven Fund - Class I	—	42,444		12,788	—	583	7,115	37,354	0.7
JNL/WMC Government Money Market Fund	—	20,263		20,263	1	—	—	—	—
	2,373,625	2,982,891	†	1,154,997	47,460	30,312	792,636	5,024,467	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - Global Growth Fund - Class 1	281,139	105,746		10,320	10,244	1,839	78,502	456,906	13.0
American Funds Insurance Series - International Growth and Income Fund - Class 1	143,596	4,191		67,512	1,361	2,997	(1,295)	81,977	2.3
	424,735	109,937		77,832	11,605	4,836	77,207	538,883	15.3
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	97,504	6,691		13,601	5,540	(1,517)	3,088	92,165	3.3
American Funds Insurance Series - International Growth and Income Fund - Class 1	126,147	1,383		49,119	1,306	2,562	(527)	80,446	2.8
	223,651	8,074		62,720	6,846	1,045	2,561	172,611	6.1
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	39,157	6,431		4,590	285	(47)	3,429	44,380	17.1
	39,157	6,431		4,590	285	(47)	3,429	44,380	17.1
JNL/DFA Moderate Growth Allocation Fund

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DFA International Core Equity Fund - Class I	24,400	4,106	2,045	182	(124)	2,184	28,521	12.9
	24,400	4,106	2,045	182	(124)	2,184	28,521	12.9
JNL/Goldman Sachs 4 Fund
JNL/Goldman Sachs Competitive Advantage Fund - Class I	1,618,481	—	463,509	—	54,097	135,218	1,344,287	24.4
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	1,618,906	5,659	164,832	—	(23,425)	(50,162)	1,386,146	25.1
JNL/Goldman Sachs Intrinsic Value Fund - Class I	1,612,157	5,824	224,358	—	(8,669)	3,813	1,388,767	25.2
JNL/Goldman Sachs Total Yield Fund - Class I	1,619,096	3,677	249,188	—	(15,695)	36,196	1,394,086	25.3
	6,468,640	15,160	1,101,887	—	6,308	125,065	5,513,286	100.0
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	64,494	16,847	11,684	—	58	4,697	74,412	2.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	46,989	24,759	7,562	987	(622)	15,650	79,214	3.1
JNL Multi-Manager Mid Cap Fund - Class I	25,339	323	3,331	—	691	2,811	25,833	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	31,443	71	14,554	—	4,504	5,053	26,517	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	27,192	4,556	8,203	—	(431)	3,533	26,647	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	186,945	967	45,789	—	14,291	45,386	201,800	7.9
JNL/Causeway International Value Select Fund - Class I	68,550	8,175	19,380	2,320	(7,028)	3,426	53,743	2.1
JNL/ClearBridge Large Cap Growth Fund - Class I	157,292	7,577	22,927	—	8,099	37,471	187,512	7.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	22,479	2,874	1,398	—	(4)	814	24,765	1.0
JNL/DoubleLine Total Return Fund - Class I	42,715	16,876	37,414	—	1,600	(183)	23,594	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	38,998	8,010	9,377	—	1,539	12,018	51,188	2.0
JNL/Invesco Diversified Dividend Fund - Class I	153,886	28,206	7,027	—	629	3,580	179,274	7.0
JNL/Invesco Global Growth Fund - Class I	161,149	5,825	26,885	—	3,577	38,875	182,541	7.1
JNL/Invesco Global Real Estate Fund - Class I	6,432	—	6,446	—	883	(869)	—	—
JNL/Invesco International Growth Fund - Class I	22,910	26,780	2,177	1,848	132	4,148	51,793	2.0
JNL/Invesco Small Cap Growth Fund - Class I	6,233	—	6,402	—	1,043	(874)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	44,067	2,461	—	432	9,764	51,802	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	25,067	26,510	18,838	—	6,729	9,874	49,342	1.9
JNL/Lazard International Strategic Equity Fund - Class I	21,725	25,879	3,586	400	320	8,048	52,386	2.0
JNL/MFS Mid Cap Value Fund - Class I	23,183	188	17,332	—	(4,424)	(1,615)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	29,635	89	24,072	—	(6,069)	417	—	—
JNL/PIMCO Income Fund - Class I	20,810	20,115	18,096	—	546	1,187	24,562	1.0
JNL/PPM America High Yield Bond Fund - Class I	45,379	8,351	6,089	—	(258)	2,571	49,954	1.9
JNL/PPM America Total Return Fund - Class I	42,814	14,775	13,210	—	1,176	2,941	48,496	1.9
JNL/T. Rowe Price Established Growth Fund - Class I	348,738	260	89,931	—	22,973	85,827	367,867	14.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	85,213	—	53,022	—	9,585	(3,964)	37,812	1.5
JNL/T. Rowe Price Short-Term Bond Fund - Class I	1,971	—	1,975	—	86	(82)	—	—
JNL/T. Rowe Price Value Fund - Class I	341,560	17,515	32,366	—	1,629	34,317	362,655	14.1
JNL/WCM Focused International Equity Fund - Class I	155,300	12,541	28,227	3,939	6,150	35,397	181,161	7.1
JNL/WMC Value Fund - Class I	130,902	25,743	7,746	—	(49)	5,622	154,472	6.0
	2,335,343	347,879	547,507	9,494	67,787	365,840	2,569,342	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,780	2,522	5,080	—	296	2,435	36,953	3.0
JNL Multi-Manager Mid Cap Fund - Class I	12,298	4,185	6,155	—	926	1,139	12,393	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	12,367	3,309	8,463	—	2,669	2,465	12,347	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	1	—	1	—	—	—	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	8,247	19,626	9,954	—	1,543	5,285	24,747	2.0
JNL/Causeway International Value Select Fund - Class I	12,478	4,066	12,597	—	(4,457)	510	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	12,427	2,885	6,438	—	2,208	1,263	12,345	1.0
JNL/DFA U.S. Core Equity Fund - Class I	24,881	8,777	13,301	—	2,470	1,947	24,774	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	84,730	5,615	8,693	—	229	4,023	85,904	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	23,528	26,900	6,085	—	70	4,750	49,163	4.0
JNL/DoubleLine Total Return Fund - Class I	124,547	21,440	16,083	—	771	3,063	133,738	10.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	36,303	1,716	4,146	—	145	2,756	36,774	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	50,229	9,346	29,148	3,549	(4,237)	(1,874)	24,316	2.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	12,346	1,324	11,881	—	(1,338)	(451)	—	—
JNL/Invesco Diversified Dividend Fund - Class I	20,798	11,099	7,911	—	365	406	24,757	2.0
JNL/Invesco Global Growth Fund - Class I	12,369	3,103	6,397	—	159	3,184	12,418	1.0
JNL/Invesco International Growth Fund - Class I	12,456	3,495	4,886	454	(131)	1,506	12,440	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	15,814	2,951	11,683	—	3,423	1,818	12,323	1.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	56,163	21,400	9,009	—	676	3,562	72,792	6.0
JNL/Lazard International Strategic Equity Fund - Class I	—	12,920	2,233	96	150	1,575	12,412	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	47,852	903	—	27	1,755	48,731	4.0
JNL/MFS Mid Cap Value Fund - Class I	3,373	—	3,377	—	543	(539)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	48,693	4,088	7,024	—	55	3,386	49,198	4.0
JNL/PIMCO Income Fund - Class I	60,851	3,834	6,192	—	252	2,787	61,532	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	73,611	68,082	17,773	—	531	10,888	135,339	11.0
JNL/PIMCO Real Return Fund - Class I	44,265	2,418	13,826	—	1,008	3,017	36,882	3.0
JNL/PPM America Floating Rate Income Fund - Class I	24,391	1,802	24,052	—	(957)	(1,184)	—	—
JNL/PPM America High Yield Bond Fund - Class I	52,597	6,562	12,751	—	334	2,494	49,236	4.0
JNL/PPM America Low Duration Bond Fund - Class I	84,559	4,963	91,577	—	4,966	(2,911)	—	—
JNL/PPM America Total Return Fund - Class I	84,570	7,477	13,978	—	1,209	6,722	86,000	7.0
JNL/Scout Unconstrained Bond Fund - Class I	6,453	—	6,472	—	225	(206)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	24,869	7,315	15,802	—	3,991	4,334	24,707	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	42,921	16,352	12,093	—	495	1,032	48,707	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	27,754	3,025	7,188	—	81	923	24,595	2.0
JNL/T. Rowe Price Value Fund - Class I	47,935	17,251	30,469	—	(1,912)	4,451	37,256	3.1
JNL/WCM Focused International Equity Fund - Class I	12,549	15,550	9,477	554	2,311	3,881	24,814	2.0
JNL/WMC Value Fund - Class I	849	—	856	—	99	(92)	—	—
	1,209,002	373,250	453,954	4,653	19,195	80,100	1,227,593	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	161,601	22,085	27,955	—	326	10,477	166,534	2.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	57,870	51,897	19,304	1,475	(1,815)	29,804	118,452	2.1
JNL Multi-Manager Mid Cap Fund - Class I	59,061	126	9,150	—	1,890	5,937	57,864	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	73,595	3,824	40,352	—	12,254	9,935	59,256	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	59,676	10,373	16,760	—	(1,584)	8,086	59,791	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	392,024	393	119,531	—	38,312	81,916	393,114	6.9
JNL/Causeway International Value Select Fund - Class I	109,570	6,203	43,006	2,595	(18,042)	5,651	60,376	1.1
JNL/ClearBridge Large Cap Growth Fund - Class I	362,216	17,233	86,724	—	30,276	67,129	390,130	6.9
JNL/DoubleLine Core Fixed Income Fund - Class I	131,790	65,898	44,300	—	(317)	8,822	161,893	2.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,184	4,940	4,518	—	56	1,713	55,375	1.0
JNL/DoubleLine Total Return Fund - Class I	97,791	47,396	42,063	—	2,298	1,413	106,835	1.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	105,483	1,814	—	81	4,050	107,800	1.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	53,319	89	45,932	—	(5,777)	(1,699)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	87,836	22,102	26,417	—	4,132	26,237	113,890	2.0
JNL/Invesco Diversified Dividend Fund - Class I	324,978	83,610	19,987	—	1,613	9,157	399,371	7.0
JNL/Invesco Global Growth Fund - Class I	330,751	12,741	77,350	—	9,449	73,185	348,776	6.1
JNL/Invesco Global Real Estate Fund - Class I	7,113	—	7,128	—	1,055	(1,040)	—	—
JNL/Invesco International Growth Fund - Class I	55,582	57,978	7,510	4,119	344	9,092	115,486	2.0
JNL/Invesco Small Cap Growth Fund - Class I	15,440	—	15,857	—	2,609	(2,192)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	97,097	7,389	—	1,153	24,120	114,981	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	74,729	22,351	25,001	—	6,332	28,503	106,914	1.9
JNL/Lazard International Strategic Equity Fund - Class I	47,992	61,484	11,070	893	726	18,127	117,259	2.1
JNL/MFS Mid Cap Value Fund - Class I	55,892	286	42,091	—	(10,305)	(3,782)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	67,731	195	54,609	—	(14,241)	924	—	—
JNL/PIMCO Income Fund - Class I	105,751	22,799	23,496	—	487	4,271	109,812	1.9
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	65,306	44,814	10,726	—	195	9,441	109,030	1.9
JNL/PIMCO Real Return Fund - Class I	14,943	—	15,080	—	1,045	(908)	—	—
JNL/PPM America High Yield Bond Fund - Class I	106,602	11,620	11,946	—	(324)	5,621	111,573	2.0
JNL/PPM America Low Duration Bond Fund - Class I	103,933	16,871	123,415	—	6,156	(3,545)	—	—
JNL/PPM America Total Return Fund - Class I	153,334	42,170	47,447	—	4,230	9,986	162,273	2.9
JNL/Scout Unconstrained Bond Fund - Class I	4,700	—	4,713	—	220	(207)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	749,056	15,107	232,403	—	60,053	169,843	761,656	13.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	216,936	—	147,751	—	26,649	(15,993)	79,841	1.4
JNL/T. Rowe Price Short-Term Bond Fund - Class I	6,960	—	6,973	—	273	(260)	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	29,784	—	29,888	—	660	(556)	—	—
JNL/T. Rowe Price Value Fund - Class I	707,535	14,980	95,790	—	2,770	62,832	692,327	12.2
JNL/WCM Focused International Equity Fund - Class I	265,793	14,980	59,902	6,276	13,800	54,209	288,880	5.1
JNL/WMC Value Fund - Class I	265,353	60,407	22,626	—	(471)	13,071	315,734	5.6
	5,475,727	937,532	1,627,974	15,358	176,568	723,370	5,685,223	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	90,160	1,988	11,729	—	448	5,634	86,501	3.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,434	31,749	18,423	764	(2,569)	17,799	59,990	2.1
JNL Multi-Manager Mid Cap Fund - Class I	31,279	3,853	10,159	—	1,707	2,822	29,502	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	31,469	3,843	17,393	—	5,749	6,180	29,848	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	752	—	755	—	93	(90)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	50,037	31,387	19,550	—	7,291	17,821	86,986	3.0
JNL/Causeway International Value Select Fund - Class I	31,267	690	23,335	—	(10,330)	1,708	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	79,573	13,235	29,609	—	10,874	12,488	86,561	3.0
JNL/DFA U.S. Core Equity Fund - Class I	31,618	3,705	10,646	—	2,129	2,668	29,474	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	138,336	19,169	22,888	—	545	6,285	141,447	4.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	56,544	30,293	6,798	—	248	6,096	86,383	3.0
JNL/DoubleLine Total Return Fund - Class I	203,245	22,511	35,270	—	1,616	3,933	196,035	6.8
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	19,440	35,233	2,644	—	51	3,802	55,882	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	101,123	6,869	72,764	4,014	(9,838)	2,049	27,439	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	30,331	14	26,190	—	(3,196)	(959)	—	—
JNL/Invesco Diversified Dividend Fund - Class I	109,571	23,582	19,230	—	826	1,959	116,708	4.1
JNL/Invesco Global Growth Fund - Class I	34,305	3,430	15,950	—	1,977	5,872	29,634	1.0
JNL/Invesco Global Real Estate Fund - Class I	2,950	—	2,956	—	403	(397)	—	—
JNL/Invesco International Growth Fund - Class I	31,672	3,842	9,163	1,069	123	3,033	29,507	1.0
JNL/Invesco Small Cap Growth Fund - Class I	9,023	—	9,265	—	1,526	(1,284)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	39,801	2,506	24,923	—	7,429	4,650	29,463	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	94,382	37,458	28,062	—	2,408	5,425	111,611	3.9
JNL/Lazard International Strategic Equity Fund - Class I	27,484	32,680	9,030	459	473	7,744	59,351	2.1
JNL/Lord Abbett Short Duration Income Fund - Class I	—	82,293	895	—	29	2,732	84,159	2.9
JNL/MFS Mid Cap Value Fund - Class I	27,673	664	21,090	—	(3,874)	(3,373)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	62,015	8	8,333	—	51	3,751	57,492	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	28,066	416	21,223	—	(7,727)	468	—	—
JNL/PIMCO Income Fund - Class I	114,706	9,858	14,996	—	391	4,972	114,931	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	133,618	104,024	28,808	—	630	19,241	228,705	8.0
JNL/PIMCO Real Return Fund - Class I	86,100	6,407	29,284	—	2,379	5,410	71,012	2.5
JNL/PPM America High Yield Bond Fund - Class I	97,531	1,021	16,481	—	811	3,727	86,609	3.0
JNL/PPM America Low Duration Bond Fund - Class I	174,264	139	178,491	—	10,192	(6,104)	—	—
JNL/PPM America Total Return Fund - Class I	169,052	46,565	33,623	—	3,077	13,431	198,502	6.9
JNL/Scout Unconstrained Bond Fund - Class I	942	—	945	—	71	(68)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	242,163	17,463	115,828	—	31,565	42,318	217,681	7.6
JNL/T. Rowe Price Short-Term Bond Fund - Class I	116,449	10,492	19,193	—	782	3,489	112,019	3.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,222	1,068	16,810	—	320	1,381	43,181	1.5
JNL/T. Rowe Price Value Fund - Class I	208,589	32,074	59,489	—	870	23,550	205,594	7.2
JNL/WCM Focused International Equity Fund - Class I	88,033	27,363	26,905	2,599	7,126	22,432	118,049	4.1
JNL/WMC Value Fund - Class I	31,690	17,664	8,174	—	(136)	2,873	43,917	1.5
	2,913,909	665,556	1,027,300	8,905	66,540	255,468	2,874,173	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	176,328	13,155	28,618	—	488	10,823	172,176	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	61,214	55,546	23,558	1,521	(3,232)	32,147	122,117	2.1
JNL Multi-Manager Mid Cap Fund - Class I	62,081	5,233	16,206	—	2,704	6,104	59,916	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	62,011	4,335	27,995	—	9,015	13,819	61,185	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	63,275	12,447	21,495	—	(2,448)	9,539	61,318	1.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	181,566	1,265	64,289	—	21,496	33,852	173,890	3.0
JNL/Causeway International Value Select Fund - Class I	112,221	9,926	47,552	2,643	(19,904)	6,927	61,618	1.1
JNL/ClearBridge Large Cap Growth Fund - Class I	275,355	15,206	77,518	—	28,112	46,203	287,358	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	191,836	62,099	40,800	—	761	9,440	223,336	3.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	111,481	9,112	9,798	—	261	3,356	114,412	2.0
JNL/DoubleLine Total Return Fund - Class I	173,386	119,865	25,222	—	1,388	6,976	276,393	4.8
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	57,789	54,850	8,577	—	360	7,201	111,623	1.9
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	119,975	274	116,455	—	(12,992)	9,198	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	59,475	41	51,375	—	(6,265)	(1,876)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	51,601	5,997	15,853	—	2,410	14,815	58,970	1.0
JNL/Invesco Diversified Dividend Fund - Class I	253,662	54,082	19,252	—	1,247	4,812	294,551	5.1
JNL/Invesco Global Growth Fund - Class I	191,566	11,580	67,652	—	7,863	36,514	179,871	3.1

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Global Real Estate Fund - Class I	15,850	—	15,880	—	2,172	(2,142)	—	—
JNL/Invesco International Growth Fund - Class I	60,027	4,743	10,865	2,129	88	5,681	59,674	1.0
JNL/Invesco Small Cap Growth Fund - Class I	16,845	—	17,293	—	2,837	(2,389)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	77,412	6,257	—	969	17,134	89,258	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	120,737	3,481	49,524	—	15,665	29,487	119,846	2.1
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	96,393	94,734	34,063	—	2,863	4,970	164,897	2.8
JNL/Lazard International Strategic Equity Fund - Class I	50,680	66,561	11,575	920	582	14,673	120,921	2.1
JNL/MFS Mid Cap Value Fund - Class I	56,288	1,597	43,414	—	(8,294)	(6,177)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	105,471	11,465	62,491	—	(1,675)	4,476	57,246	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	60,975	918	47,013	—	(18,333)	3,453	—	—
JNL/PIMCO Income Fund - Class I	165,514	26,263	29,121	—	529	6,972	170,157	2.9
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	146,839	94,323	36,146	—	504	20,005	225,525	3.9
JNL/PIMCO Real Return Fund - Class I	120,829	15,574	36,127	—	3,055	8,762	112,093	1.9
JNL/PPM America High Yield Bond Fund - Class I	178,109	9,204	22,486	—	(67)	8,337	173,097	3.0
JNL/PPM America Low Duration Bond Fund - Class I	230,962	89	235,831	—	12,796	(8,016)	—	—
JNL/PPM America Total Return Fund - Class I	213,635	74,277	31,525	—	2,528	20,683	279,598	4.8
JNL/Scout Unconstrained Bond Fund - Class I	5,570	—	5,585	—	323	(308)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	719,494	15,914	234,276	—	63,990	162,839	727,961	12.6
JNL/T. Rowe Price Short-Term Bond Fund - Class I	75,604	63,409	31,573	—	1,306	1,743	110,489	1.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	74,106	5,025	23,728	—	91	1,990	57,484	1.0
JNL/T. Rowe Price Value Fund - Class I	583,980	11,218	108,735	—	848	48,055	535,366	9.2
JNL/WCM Focused International Equity Fund - Class I	225,760	51,387	48,971	6,482	12,576	57,873	298,625	5.1
JNL/WMC Value Fund - Class I	219,113	33,373	23,728	—	(1,415)	9,358	236,701	4.1
	5,747,603	1,095,980	1,828,422	13,695	125,202	657,309	5,797,672	100.0
JNL/Mellon Index 5 Fund
JNL/Mellon Bond Index Fund - Class I	261,068	31,560	59,526	—	3,021	13,011	249,134	19.6
JNL/Mellon International Index Fund - Class I	276,980	11,006	37,195	10,855	(6,735)	11,319	255,375	20.1
JNL/Mellon S&P 400 MidCap Index Fund - Class I	277,564	524	52,384	—	5,013	24,213	254,930	20.1
JNL/Mellon S&P 500 Index Fund - Class I	278,848	2,295	62,862	—	8,490	28,636	255,407	20.1
JNL/Mellon Small Cap Index Fund - Class I	278,162	1,179	49,366	—	2,562	22,686	255,223	20.1
	1,372,622	46,564	261,333	10,855	12,351	99,865	1,270,069	100.0

† Amount includes unrealized appreciation/depreciation on securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 44.6%
Information Technology 8.9%
Adyen B.V. (a)	3	7,669
Analog Devices, Inc. (b)	24	3,565
Broadcom Inc.	9	3,727
Chicony Electronics Co. Ltd.	309	949
Fitbit, Inc. - Class A (a) (c)	259	1,760
Global Mixed-mode Technology Inc.	180	1,027
INPHI Corporation (a)	43	6,917
Lotes Co.,Ltd	67	1,136
Maxim Integrated Products, Inc. (a)	77	6,858
Micron Technology, Inc. (a) (b)	50	3,768
NEXON Co.,Ltd.	50	1,537
NXP Semiconductors N.V.	6	992
Open Text Corporation	7	328
Oracle Corporation (b)	181	11,702
Porch Group Inc (a) (d)	56	757
RealPage, Inc. (a) (c)	17	1,504
Salesforce.Com, Inc. (a) (b)	47	10,438
Samsung Electronics Co. Ltd.	18	1,317
Silicon Laboratories Inc. (a) (b)	—	17
Simplo Technology Co. Ltd.	101	1,259
SK Hynix Inc.	57	6,247
SolarWinds Corporation (a)	8	120
Spigen Korea Co., Ltd.	5	328
SS&C Technologies Holdings, Inc.	—	3
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	6	637
TE Connectivity Ltd. (b)	28	3,427
Virtusa Corporation (a)	41	2,084
Visa Inc. - Class A (b)	47	10,184
Wiwynn Corporation	92	2,308
Xilinx, Inc.	38	5,441
		98,006
Financials 8.4%
ACE Convergence Acquisition Corp. - Class A (a)	83	847
ACKRELL SPAC Partners I Co. (a)	78	804
Ajax I (a)	127	1,581
Altitude Acquisition Corp. (a)	30	307
American Equity Investment Life Holding Company (c)	1	26
American International Group, Inc. (b)	98	3,700
AON Public Limited Company - Class A	12	2,618
Apollo Strategic Growth Capital (a)	32	348
Artius Acquisition Inc. - Class A (a)	163	1,736
Ascendant Digital Acquisition Corp. - Class A (a)	41	426
Avanti Acquisition Corp. (a)	13	136
Bandhan Bank Limited (a)	422	2,330
Bank of America Corporation	17	505
BDO Unibank, Inc.	398	887
Bespoke Capital Acquisition Corp - Class A (a)	63	643
Bowx Acquisition Corp. (a)	82	881
CC Neuberger Principal Holdings I - Class A (a)	66	710
China Construction Bank Corporation - Class H	997	758
CHP Merger Corp. - Class A (a)	18	188
Churchill Capital Corp II - Class A (a)	17	172
Churchill Capital Corp IV - Class A (a)	66	662
CIT Group Inc.	14	494
Citigroup Inc. (b)	48	2,974
Cohn Robbins Holdings Corp. - Class A (a)	60	629
CONX Corp. (a)	29	305
dMY Technology Group, Inc. III (a)	9	100
E.Merge Technology Acquisition Corp. - Class A (a)	58	593
Eaton Vance Corp.	93	6,297
Equity Distribution Acquisition Corp. - Class A (a)	42	426
FirstMark Horizon Acquisition Corp. (a)	14	163
Foley Trasimene Acquisition Corp. - Class A (a)	30	333
FTAC Olympus Acquisition Corp. - Class A (a)	32	331
Fusion Acquisition Corp. - Class A (a)	81	915
Galileo Acquisition Corp. (a)	61	626
Genworth Financial, Inc. - Class A (a)	16	60
Gigcapital3, Inc. (a)	7	91
Gores Holdings IV, Inc. - Class A (a) (c)	3	38
Groupe Bruxelles Lambert SA	34	3,461
Grupo Financiero Banorte SAB de CV (a)	254	1,402
GS Acquisition Holdings Corp II - Class A (a)	5	52
HDFC Bank Limited (a)	35	698
HDFC Bank Limited - ADR (a) (b)	16	1,140
Healthcare Services Acquisition Corporation (a)	5	54
Highcape Capital Acquisition Corp. - Class A (a)	75	762
Hope Bancorp, Inc. (b)	16	175
HPX Corp. - Class A (a)	41	414
Industrial and Commercial Bank of China Limited - Class H	1,101	715
JAWS Spitfire Acquisition Corp (a)	13	143
Jefferies Financial Group Inc.	143	3,515
Juniper Industrial Holdings, Inc. - Class A (a)	166	1,778
KB Financial Group Inc.	31	1,260
Landcadia Holdings III, Inc. (a)	50	558
LGL Systems Acquisition Corp. - Class A (a)	92	934
LPL Financial Holdings Inc.	12	1,274
Merida Merger Corp. I (a)	128	1,310
Mirae Asset Daewoo Co. Ltd.	124	1,083
Montes Archimedes Acquisition Corp. (a)	86	902
National Energy Services Reunited Corporation (a) (b)	162	1,604
National General Holdings Corp.	65	2,218
Oaktree Acquisition Corp. - Class A (a)	—	5
One - Class A (a)	10	108
Osprey Technology Acquisition Corp. - Class A (a)	42	445
OTP Bank Plc	37	1,660
Pershing Square Tontine Holdings, Ltd. - Class A (a)	4	114
Ping An Insurance (Group) Co of China Ltd - Class H	228	2,802
PT. Bank Central Asia Tbk	394	950
Public Joint Stock Society "Sberbank of Russia" - ADR	71	1,033
Replay Acquisition Corp. (a)	12	123
Samsung Securities Co. Ltd.	21	770
SEI Investments Co. (b)	42	2,390
Signature Bank	10	1,411
Sports Entertainment Acquisition Corp. (a)	37	400
Subversive Capital Acquisition Corp. - Class A (a)	167	1,693
Tailwind Acquisition Corp. - Class A (a)	53	549
Thunder Bridge Acquisition II, Ltd - Class A (a)	10	131
Tortoise Acquisition Corp. II - Class A (a)	25	266
Trebia Acquisition Corp. - Class A (a)	127	1,373
Tuscan Holdings Corp. (a)	84	920
TWC Tech Holdings II Corp. (a)	5	53
Union Acquisition Corp. II (a)	—	—
VG Acquisition Corp. (a)	—	—
VG Acquisition Corp. - Class A (a)	42	479
Waddell & Reed Financial Inc. - Class A	11	268
Wells Fargo & Company	80	2,420
Willis Towers Watson Public Limited Company	55	11,627
		92,082
Consumer Discretionary 7.6%
Alibaba Group Holding Limited - ADR (a)	64	15,045
Amazon.com, Inc. (a) (b)	6	20,688
China Meidong Auto Holdings Limited	312	1,271
China Yongda Automobiles Services Holdings Ltd. (a)	1,445	2,400
Compagnie Financiere Richemont SA	16	1,438
Grand Korea Leisure Co.Ltd	62	952
Grubhub Holdings Inc. (a) (b)	71	5,268
Johnson Health Tech. Co., Ltd.	138	457
Jumbo S.A. - Class R	55	945
Kia Motors Corp.	8	440
Lotte Shopping Co., Ltd.	2	197
Marriott International, Inc. - Class A (a)	12	1,533
Melco Resorts & Entertainment Ltd. - ADR (a) (b)	77	1,427
Paradise Co., Ltd.	9	132
Prosus N.V. (a)	14	1,469
Quantumscape Corporation (a) (d)	23	1,845
Samsonite International S.A. (a)	605	1,080
Sands China Ltd.	568	2,507
Tiffany & Co.	72	9,408

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Under Armour Inc. - Class A (a) (b)	265	4,557
Vasta Platform Limited - Class A (a) (b)	101	1,464
Vivara Participacoes S.A.	199	1,130
Wynn Macau, Limited (a)	985	1,656
Yum China Holdings, Inc. (b)	43	2,441
Zhongsheng Group Holdings Limited	490	3,513
		83,263
Communication Services 5.5%
Alphabet Inc. - Class A (a)	6	10,575
Alphabet Inc. - Class C (a) (b)	5	8,873
Baidu, Inc. - Class A - ADR (a) (b)	16	3,312
Beijing Wuba Information Technology Co., Ltd. (a) (d) (e)	91	2,540
Bharti Airtel Ltd.	458	3,208
Booking Holdings Inc. (a)	1	2,450
Charter Communications, Inc. - Class A (a)	5	3,396
Cincinnati Bell Inc. (a)	16	244
Comcast Corporation - Class A	84	4,377
Facebook, Inc. - Class A (a)	57	15,670
Innocean Worldwide Inc.	18	1,012
Naspers Ltd. - Class N	16	3,162
SoftBank Group Corp.	19	1,502
Sogou Inc. - Class A - ADR (a)	21	169
		60,490
Health Care 4.7%
Alexion Pharmaceuticals, Inc. (a) (b)	37	5,754
Celltrion Healthcare Co. Ltd. (a)	19	2,896
Celltrion Inc. (a)	6	2,138
Cerner Corp. (b)	84	6,598
Dentium Co., Ltd. (a)	5	173
Novartis AG - ADR	121	11,403
Novo Nordisk A/S - ADR	28	1,974
Olympus Corp.	44	959
Regeneron Pharmaceuticals, Inc. (a) (b)	18	8,595
Samsung Biologics Co., Ltd (a)	2	1,858
SillaJen Inc (a) (f)	3	29
Varian Medical Systems, Inc. (a)	51	8,927
		51,304
Industrials 3.9%
Aerojet Rocketdyne Holdings, Inc. (a)	18	965
Chicony Power Technology Co., Ltd.	307	771
Expeditors International of Washington Inc. (b)	64	6,108
GEA Group AG	13	460
Howmet Aerospace Inc. (a)	82	2,329
IHS Markit Ltd.	61	5,436
LG Corp.	22	1,797
Navistar International Corporation (a)	99	4,333
Samsung C&T Corporation	11	1,380
Samsung Heavy Industries Co. Ltd. (a)	182	1,187
The Boeing Company (a) (b)	69	14,854
Univar Solutions Inc. (a)	69	1,314
Wabtec Corp.	27	1,995
		42,929
Consumer Staples 2.2%
American Beverage Co Ambev - ADR	1,721	5,265
Companhia Brasileira de Distribuicao (a)	42	602
Distell Group Holdings Limited	47	306
GS Retail Co., Ltd.	52	1,650
Industrias Bachoco SAB S.A De C.V - Class B (g)	148	555
Monster Beverage 1990 Corporation (a) (b)	84	7,803
Muyuan Foods Co.,Ltd. - Class A	225	2,649
Oceana Group Limited	130	565
Pick n Pay Stores Ltd.	278	952
The Spar Group	73	947
Ulker Biskuvi Sanayi Anonim Sirketi - Class A (a)	89	279
Unilever PLC	4	261
WH Group Limited	2,388	2,006
Whole Earth Brands, Inc. - Class A (a)	49	531
		24,371
Energy 1.8%
Berry Corporation (Bry) (a)	4	13
Concho Resources Inc. (b)	84	4,929
Geopark Limited (b)	76	981
Kinder Morgan, Inc.	112	1,535
McDermott International, Inc. (a)	296	240
Meggitt PLC (a)	206	1,317
Parex Resources Inc. (a)	48	655
Petroleo Brasileiro S/A Petrobras. - ADR (b)	183	2,050
Petronet LNG Limited	510	1,731
Public Joint Stock Society "Tatneft"	127	880
Reliance Industries Ltd.	20	547
Schlumberger Ltd. (b)	212	4,635
S-Oil Corp.	3	198
		19,711
Materials 0.8%
Glencore PLC (a)	852	2,718
HeidelbergCement AG	16	1,201
International Flavors & Fragrances Inc. (g)	4	427
LafargeHolcim Ltd.	68	3,767
		8,113
Real Estate 0.5%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex (a)	862	1,054
Cibanco, S.A., Institucion de Banca Multiple (a)	1,174	1,671
CIFI Holdings (Group) Co. Ltd.	972	826
Pebblebrook Hotel Trust (h)	8	201
Swire Pacific Ltd. - Class A	128	710
Swire Properties Limited	438	1,276
		5,738
Utilities 0.3%
Enerjisa Enerji Anonim Sirketi	252	425
FirstEnergy Corp.	35	1,077
Korea Electric Power Corp. (a)	34	869
Pacific Gas And Electric Company (a)	78	970
		3,341
Total Common Stocks (cost $390,242)		489,348
CORPORATE BONDS AND NOTES 30.7%
Information Technology 6.8%
8X8, Inc.
0.50%, 02/01/24 (b) (i)	2,115	3,081
Alteryx, Inc.
0.50%, 08/01/24 (b) (i)	1,435	1,487
Avaya Holdings Corp.
2.25%, 06/15/23 (b) (i)	1,518	1,589
Broadcom Inc.
4.15%, 11/15/30	180	208
Canadian Solar Inc.
2.50%, 10/01/25 (b) (i) (j)	912	1,439
Coupa Software Incorporated
0.38%, 06/15/26 (b) (i) (j)	945	1,271
CSG Systems International, Inc.
4.25%, 03/15/36 (b) (i)	2,299	2,437
CyberArk Software Ltd.
0.00%, 11/15/24 (b) (i) (k)	766	933
Dell International L.L.C.
6.10%, 07/15/27 (j)	140	174
EIG Investors Corp.
10.88%, 02/01/24	785	812
Envestnet, Inc.
1.75%, 06/01/23 (b) (i)	1,210	1,601
Everbridge, Inc.
0.13%, 12/15/24 (b) (i)	1,260	1,861
FireEye, Inc.
0.88%, 06/01/24 (b) (i)	759	921
Five9, Inc.
0.50%, 06/01/25 (b) (i) (j)	302	439
Flexential Intermediate Corporation
11.25%, 08/01/24 (j)	225	236
I3 Verticals, LLC
1.00%, 02/15/25 (b) (i) (j)	1,369	1,407
II-VI Incorporated
0.25%, 09/01/22 (b) (i)	1,260	2,092
Impinj, Inc.
2.00%, 12/15/26 (b) (i) (j)	1,066	1,457
Ingram Micro Inc.
5.45%, 12/15/24 (l) (m)	769	885

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Intel Corporation
4.60%, 03/25/40	10	13
4.75%, 03/25/50	80	111
J2 Cloud Services, LLC
1.75%, 11/01/26 (b) (i) (j)	978	1,014
3.25%, 06/15/29 (b) (i)	2,419	3,533
KBR, Inc.
2.50%, 11/01/23 (b) (i)	1,891	2,581
Knowles Corporation
3.25%, 11/01/21 (b) (i)	1,216	1,388
LivePerson, Inc.
0.75%, 03/01/24 (b) (i)	1,217	2,141
MasterCard Incorporated
3.85%, 03/26/50	150	194
MicroStrategy Incorporated
0.75%, 12/15/25 (b) (i) (j)	583	754
MongoDB, Inc.
0.25%, 01/15/26 (b) (i) (j)	1,360	2,446
Nuance Communications, Inc.
1.00%, 12/15/35 (b) (i)	1,229	2,286
Nutanix, Inc.
0.00%, 01/15/23 (b) (i) (k)	1,817	1,837
NVIDIA Corporation
3.50%, 04/01/40 - 04/01/50	110	133
3.70%, 04/01/60	40	51
NXP B.V.
2.70%, 05/01/25 (j)	300	323
Okta, Inc.
0.38%, 06/15/26 (b) (i) (j)	1,177	1,503
Osi Systems, Inc.
1.25%, 09/01/22 (b) (i)	1,549	1,657
Perficient, Inc.
1.25%, 08/01/25 (b) (i) (j)	1,668	1,907
PROS Holdings, Inc.
1.00%, 05/15/24 (b) (i)	1,210	1,283
2.25%, 09/15/27 (b) (i) (j)	679	942
Pure Storage, Inc.
0.13%, 04/15/23 (b) (i)	2,078	2,298
Q2 Holdings, Inc.
0.13%, 11/15/25 (b) (i) (j)	945	1,050
Rambus Inc.
1.38%, 02/01/23 (b) (i)	1,261	1,413
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (j)	1,319	1,406
8.25%, 11/15/26 (j)	1,278	1,398
SailPoint Technologies Holdings, Inc.
0.13%, 09/15/24 (b) (i)	1,391	2,710
Shift4 Payments, LLC
0.00%, 12/15/25 (b) (i) (j) (k)	756	916
Shopify Inc.
0.13%, 11/01/25 (b) (i)	907	1,067
Slack Technologies, Inc.
0.50%, 04/15/25 (b) (i) (j)	553	810
SMART Global Holdings, Inc.
2.25%, 02/15/26 (b) (i) (j)	1,421	1,619
SolarEdge Technologies Ltd.
0.00%, 09/15/25 (b) (i) (j) (k)	760	1,044
Splunk Inc.
1.13%, 06/15/27 (b) (i) (j)	1,889	1,961
Synaptics Incorporated
0.50%, 06/15/22 (b) (i)	1,260	1,742
Verint Systems Inc.
1.50%, 06/01/21 (b) (i)	1,664	1,795
Virtusa Corporation
7.13%, 12/15/28 (j)	130	136
Workiva Inc.
1.13%, 08/15/26 (b) (i)	759	1,014
Zscaler, Inc.
0.13%, 07/01/25 (b) (i) (j)	1,260	1,869
		74,675
Health Care 6.0%
1Life Healthcare, Inc.
3.00%, 06/15/25 (b) (i) (j)	1,271	1,585
AbbVie Inc.
2.95%, 11/21/26	40	44
4.05%, 11/21/39	310	376
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (b) (i)	896	830
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (b) (i)	1,103	1,852
Aphria Inc.
5.25%, 06/01/24 (b) (i) (j)	2,307	2,405
Aurora Cannabis Inc.
5.50%, 02/28/24 (b) (i)	2,993	2,266
Avadel Finance Cayman Limited
4.50%, 02/01/23 (b) (i) (j)	1,524	1,522
Bausch Health Companies Inc.
7.00%, 03/15/24 (j)	60	62
5.50%, 11/01/25 (j)	160	165
9.00%, 12/15/25 (j)	640	707
9.25%, 04/01/26 (j)	570	636
8.50%, 01/31/27 (j)	720	801
6.25%, 02/15/29 (j)	120	130
7.25%, 05/30/29 (j)	260	292
5.25%, 01/30/30 (j)	30	31
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (b) (i) (j)	1,216	2,229
Canopy Growth Corporation
4.25%, 07/15/23, CAD (b) (i) (j)	2,569	2,025
Centene Corporation
4.75%, 01/15/25	40	41
Centene Escrow I Corporation
5.38%, 06/01/26 (j)	70	74
Coherus Biosciences, Inc.
1.50%, 04/15/26 (b) (i) (j)	1,219	1,407
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (b) (i)	1,222	1,189
CommonSpirit Health
4.35%, 11/01/42	130	154
3.82%, 10/01/49	60	68
Community Health Systems, Inc.
6.00%, 01/15/29 (j)	65	70
CONMED Corporation
2.63%, 02/01/24 (b) (i)	1,269	1,776
Cryoport, Inc.
3.00%, 06/01/25 (b) (i) (j)	871	1,758
CVS Health Corporation
4.78%, 03/25/38	90	114
4.13%, 04/01/40	80	96
2.70%, 08/21/40	200	203
5.05%, 03/25/48	420	568
4.25%, 04/01/50	10	12
Envista Holdings Corporation
2.38%, 06/01/25 (b) (i) (j)	1,323	2,319
Flexion Therapeutics, Inc.
3.38%, 05/01/24 (b) (i)	1,934	1,705
Gossamer Bio, Inc.
5.00%, 06/01/27 (b) (i)	760	696
Guardant Health, Inc.
0.00%, 11/15/27 (b) (i) (j) (k)	1,574	1,840
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	114
HCA Inc.
5.38%, 02/01/25	20	22
7.69%, 06/15/25	50	60
5.25%, 06/15/26	60	71
4.50%, 02/15/27	50	58
5.63%, 09/01/28	10	12
5.88%, 02/01/29	30	36
3.50%, 09/01/30	40	42
5.50%, 06/15/47	10	13
Health Catalyst, Inc.
2.50%, 04/15/25 (b) (i) (j)	1,209	1,920
Innoviva, Inc.
2.13%, 01/15/23 (b) (i)	2,720	2,760
Insmed Incorporated
1.75%, 01/15/25 (b) (i)	1,196	1,353

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (b) (i) (j)	945	1,038
Intercept Pharmaceuticals, Inc.
2.00%, 05/15/26 (b) (i)	1,245	760
Ironwood Pharmaceuticals, Inc.
2.25%, 06/15/22 (b) (i)	908	985
1.50%, 06/15/26 (b) (i)	908	1,036
Jazz Investments I Limited
2.00%, 06/15/26 (b) (i) (j)	1,210	1,578
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (b) (i)	1,225	1,528
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (b) (i)	1,333	1,262
Livanova USA, Inc.
3.00%, 12/15/25 (b) (i) (j)	409	532
Mesa Laboratories, Inc.
1.38%, 08/15/25 (b) (i)	608	727
Nevro Corp.
2.75%, 04/01/25 (b) (i)	907	1,670
NuVasive, Inc.
2.25%, 03/15/21 (b) (i)	1,813	1,882
1.00%, 06/01/23 (b) (i) (j)	1,731	1,775
0.38%, 03/15/25 (b) (i) (j)	787	762
Omeros Corporation
5.25%, 02/15/26 (b) (i)	908	969
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (j)	40	42
7.25%, 02/01/28 (j)	105	111
PetIQ, Inc.
4.00%, 06/01/26 (b) (i) (j)	1,277	1,888
Pharming Group N.V.
3.00%, 01/21/25, EUR (i) (n)	800	867
Radiology Partners, Inc.
9.25%, 02/01/28 (j)	230	258
Radius Health, Inc.
3.00%, 09/01/24 (b) (i)	911	805
Revance Therapeutics, Inc.
1.75%, 02/15/27 (b) (i) (j)	1,239	1,395
RP Escrow Issuer LLC
5.25%, 12/15/25 (j)	50	52
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (b) (i) (j)	1,217	1,154
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	22	22
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	90	90
2.80%, 07/21/23	40	40
7.13%, 01/31/25	597	660
3.15%, 10/01/26	178	171
4.10%, 10/01/46	1,041	928
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	20	20
2.95%, 12/18/22	194	195
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	23
Varex Imaging Corporation
4.00%, 06/01/25 (b) (i) (j)	798	839
Willis-Knighton Medical Center
4.81%, 09/01/48	60	80
Zogenix, Inc.
2.75%, 10/01/27 (b) (i) (j)	1,062	1,163
		65,816
Financials 5.2%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (j)	250	185
American International Group, Inc.
3.40%, 06/30/30	100	114
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (b) (i)	2,088	2,078
BAC Capital Trust XIV
4.00%, (3 Month USD LIBOR + 0.40%), (100, 01/27/21) (h) (o)	1,590	1,580
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (100, 04/14/21), EUR (h) (i) (n)	200	249
Banco BTG Pactual S.A.
7.75%, 02/15/29 (n)	200	218
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (n)	200	205
Banco Macro S.A.
6.75%, 11/04/26 (n)	200	172
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (h) (n)	200	226
7.63%, (100, 01/10/28) (h) (j)	200	227
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (h) (i) (n)	500	623
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (h) (j)	250	261
Bank of America Corporation
5.88%, (100, 03/15/28) (h)	100	113
6.10%, (100, 03/17/25) (h)	50	57
6.25%, (100, 09/05/24) (h)	150	166
4.08%, 03/20/51	10	13
Barclays PLC
8.00%, (100, 06/15/24) (h) (i)	270	301
BBVA USA
3.88%, 04/10/25	280	314
BNP Paribas
6.13%, (100, 06/17/22), EUR (h) (i) (n)	260	336
7.38%, (100, 08/19/25) (h) (i) (j)	200	232
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (n)	200	216
Citigroup Inc.
5.95%, (100, 05/15/25) (h)	1,190	1,295
8.13%, 07/15/39	201	358
Cooperatieve Rabobank U.A.
4.63%, (100, 12/29/25), EUR (h) (n)	600	799
6.63%, (100, 06/29/21), EUR (h) (i) (n)	400	501
Credit Agricole SA
6.50%, (100, 06/23/21), EUR (h) (i) (n)	250	312
8.13%, (100, 12/23/25) (h) (i) (j)	200	243
7.50%, (100, 06/23/26), GBP (h) (i) (n)	240	392
Credit Suisse Group AG
5.25%, (100, 02/11/27) (h) (j)	810	858
7.50%, (100, 07/17/23) (h) (j)	210	229
4.19%, 04/01/31 (i) (j)	250	294
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (h) (m) (n)	200	193
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (j)	200	150
Danske Bank A/S
5.88%, (100, 04/06/22), EUR (h) (i) (n)	460	587
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (j)	200	183
Element Fleet Management Corp.
4.25%, 06/30/24, CAD (i)	1,077	1,087
Encore Capital Group, Inc.
2.88%, 03/15/21 (b) (i)	1,996	2,008
3.25%, 03/15/22 - 10/01/25 (b) (i)	3,982	4,481
Enel Finance International SA
6.00%, 10/07/39 (j)	150	211
EZCORP, Inc.
2.88%, 07/01/24 (b) (i)	759	684
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	210
Gilex Holding SARL
8.50%, 05/02/23 (n)	200	208
Glencore Funding LLC
4.13%, 03/12/24 (j)	190	208
3.88%, 10/27/27 (j)	110	124
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (j)	1,336	1,430
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50%, (100, 01/20/22) (h) (i)	200	209
GW Honos Security Corporation
8.75%, 05/15/25 (j)	135	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
0.00%, 08/15/23 (b) (i) (k)	1,208	1,637
Hope Bancorp, Inc.
2.00%, 05/15/38 (b) (i)	1,823	1,681
HSBC Holdings PLC
4.58%, 06/19/29 (i)	200	236
IIP Operating Partnership, LP
3.75%, 02/21/24 (b) (i) (j)	1,484	4,146
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	213
Intesa Sanpaolo S.p.A.
5.88%, (100, 09/01/31), EUR (h) (n)	600	820
7.00%, (100, 01/19/21), EUR (h) (i) (n)	500	611
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (h) (n)	250	247
JPMorgan Chase & Co.
2.52%, 04/22/31	60	65
2.96%, 05/13/31	290	317
3.11%, 04/22/51	20	22
JPMorgan Chase Financial Company LLC
0.25%, 05/01/23 (b) (i) (j)	2,418	2,601
LendingTree, Inc.
0.50%, 07/15/25 (b) (i) (j)	1,360	1,326
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (h) (i)	200	225
Morgan Stanley
2.19%, 04/28/26	300	317
5.60%, 03/24/51	20	32
NatWest Markets PLC
5.13%, 05/28/24	380	426
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (j)	200	209
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	347
6.00%, 01/27/28	50	58
6.90%, 03/19/49	200	255
6.85%, 06/05/15	440	548
Redwood Trust, Inc.
4.75%, 08/15/23 (b) (i)	2,750	2,592
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 02/17/22) (h) (n)	200	199
Sasol Financing USA LLC
5.88%, 03/27/24	200	213
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (j)	150	202
The Goldman Sachs Group, Inc.
4.00%, (3 Month USD LIBOR + 0.77%), (100, 02/11/21) (h) (o)	31	30
6.75%, 10/01/37	190	289
5.15%, 05/22/45	490	682
4.75%, 10/21/45	60	83
The PRA Group, Inc.
3.50%, 06/01/23 (b) (i)	1,796	1,954
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (i)	200	218
The Vanguard Group, Inc.
3.05%, 08/22/50 (f)	250	237
TMB Bank Public Company Limited
4.90%, (100, 12/02/24) (h) (n)	200	195
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (n)	200	112
UBS Group Funding (Switzerland) AG
5.75%, (100, 02/19/22), EUR (h) (i) (n)	200	256
7.00%, (100, 02/19/25) (h) (i) (n)	200	227
7.00%, (100, 01/31/24) (h) (j)	200	219
UniCredit S.p.A.
6.63%, (100, 06/03/23), EUR (h) (i) (n)	890	1,141
6.57%, 01/14/22 (j)	350	369
7.30%, 04/02/34 (i) (j)	460	556
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (h) (m) (n)	200	156
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (b) (i)	1,817	1,890
Wachovia Capital Trust III
5.57%, (3 Month USD LIBOR + 0.93%), (100, 02/11/21) (h) (o)	1,315	1,328
Wells Fargo & Company
5.88%, (100, 06/15/25) (h)	101	113
4.48%, 04/04/31	40	49
4.65%, 11/04/44	120	153
4.40%, 06/14/46	180	225
4.75%, 12/07/46	50	65
5.01%, 04/04/51	760	1,078
		56,451
Communication Services 3.1%
Arches Buyer Inc
6.13%, 12/01/28 (j)	25	26
Cardlytics, Inc.
1.00%, 09/15/25 (b) (i) (j)	785	1,439
CCO Holdings, LLC
5.75%, 02/15/26 (j)	10	10
5.13%, 05/01/27 (j)	50	53
4.50%, 08/15/30 - 05/01/32 (j)	40	43
Charter Communications Operating, LLC
4.20%, 03/15/28	70	81
5.05%, 03/30/29	110	133
5.38%, 04/01/38	90	113
4.80%, 03/01/50	10	12
6.83%, 10/23/55	230	346
Cincinnati Bell Inc.
7.00%, 07/15/24 (j)	870	904
Cinemark Holdings, Inc.
4.50%, 08/15/25 (b) (i) (j)	1,817	2,641
Comcast Corporation
3.40%, 04/01/30	40	46
3.75%, 04/01/40	10	12
4.70%, 10/15/48	20	28
3.45%, 02/01/50	40	47
CSC Holdings, LLC
6.50%, 02/01/29 (j)	200	226
DISH DBS Corporation
5.88%, 11/15/24	40	42
7.75%, 07/01/26	10	11
Dish Network Corporation
0.00%, 12/15/25 (b) (i) (j) (k)	1,974	1,971
Embarq Corporation
8.00%, 06/01/36	370	456
Fox Corporation
5.48%, 01/25/39	70	96
5.58%, 01/25/49	20	29
Frontier Communications Corporation
6.75%, 05/01/29 (j)	75	80
Intelsat Jackson Holdings S.A.
0.00%, 10/15/24 (a) (j) (p)	320	227
Liberty Broadband Corporation
1.25%, 09/30/50 (b) (i) (j)	1,813	1,841
Liberty Latin America Ltd.
2.00%, 07/15/24 (b) (i)	703	666
Liberty Media Corporation
1.00%, 01/30/23 (b) (i)	1,240	1,597
4.00%, 11/15/29 (b) (i)	1,944	1,475
3.75%, 02/15/30 (b) (i)	643	481
2.13%, 03/31/48 (b) (i) (j)	1,846	1,913
2.25%, 12/01/48 (b) (i) (j)	1,511	1,853
2.75%, 12/01/49 (b) (i) (j)	1,815	1,884
0.50%, 12/01/50 (b) (i) (j)	910	969
Live Nation Entertainment, Inc.
2.50%, 03/15/23 (b) (i)	1,816	2,352
2.00%, 02/15/25 (b) (i) (j)	605	637
Millicom International Cellular SA
4.50%, 04/27/31 (j)	200	216
Network I2I Limited
5.65%, (100, 01/15/25) (h) (j)	200	213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (q)	250	267
Prosus N.V.
4.85%, 07/06/27 (j)	350	403
Snap Inc.
0.25%, 05/01/25 (b) (i) (j)	945	2,221
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	30
Sprint Corporation
11.50%, 11/15/21	60	65
7.88%, 09/15/23	20	23
8.75%, 03/15/32	40	63
TechTarget, Inc.
0.13%, 12/15/25 (b) (i) (j)	1,417	1,547
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (n)	250	256
The Marcus Corporation
5.00%, 09/15/25 (b) (i) (j)	756	1,090
T-Mobile USA, Inc.
3.88%, 04/15/30 (j)	70	81
4.50%, 04/15/50 (j)	70	87
Verizon Communications Inc.
4.50%, 08/10/33	20	25
3.85%, 11/01/42	10	12
4.13%, 08/15/46	100	122
4.00%, 03/22/50	20	24
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (j)	200	208
Zillow Group, Inc.
1.50%, 07/01/23 (b) (i)	1,571	2,664
		34,357
Industrials 2.7%
3M Company
3.70%, 04/15/50	40	49
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (n)	200	209
Air Transport Services Group, Inc.
1.13%, 10/15/24 (b) (i)	1,511	1,783
American Airlines Group Inc.
6.50%, 07/01/25 (b) (i)	1,663	2,090
Artera Services, LLC
9.03%, 12/04/25 (j)	175	195
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/22 (b) (i)	1,585	1,648
1.88%, 06/01/24 (b) (i)	1,435	1,642
Bombardier Inc.
7.50%, 03/15/25 (j)	323	301
Carrier Global Corporation
2.70%, 02/15/31	30	32
Copa Holdings, S.A.
4.50%, 04/15/25 (b) (i) (j)	1,418	2,399
Delta Air Lines, Inc.
3.40%, 04/19/21	200	200
3.63%, 03/15/22	140	143
3.80%, 04/19/23	10	10
2.90%, 10/28/24	90	89
7.00%, 05/01/25 (j)	140	162
7.38%, 01/15/26	60	69
Fortive Corporation
0.88%, 02/15/22 (b) (i)	1,361	1,397
FTI Consulting, Inc.
2.00%, 08/15/23 (b) (i)	1,219	1,549
General Dynamics Corporation
4.25%, 04/01/40 - 04/01/50	30	40
General Electric Capital Corporation
6.15%, 08/07/37	110	151
5.88%, 01/14/38	200	270
6.88%, 01/10/39	150	221
General Electric Company
3.45%, 05/01/27	20	23
3.63%, 05/01/30	30	34
4.25%, 05/01/40	30	35
4.35%, 05/01/50	30	36
GFL Environmental Inc.
4.25%, 06/01/25 (j)	40	42
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (n)	200	205
Kaman Corporation
3.25%, 05/01/24 (b) (i)	1,813	2,087
Lyft, Inc.
1.50%, 05/15/25 (b) (i) (j)	945	1,397
Northrop Grumman Corporation
5.25%, 05/01/50	190	282
Park Aerospace Holdings Limited
5.25%, 08/15/22 (j)	4	4
4.50%, 03/15/23 (j)	20	21
5.50%, 02/15/24 (j)	50	55
Patrick Industries, Inc.
1.00%, 02/01/23 (b) (i)	2,418	2,558
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (j)	40	44
Seaspan Corporation
3.75%, 12/15/25 (b) (i) (j)	700	748
SkyMiles IP Ltd.
4.50%, 10/20/25 (j)	240	257
4.75%, 10/20/28 (j)	110	120
Spirit Airlines, Inc.
8.00%, 09/20/25 (j)	80	90
The Boeing Company
4.88%, 05/01/25 (m)	300	342
2.70%, 02/01/27	70	73
5.15%, 05/01/30 (m)	160	194
3.25%, 02/01/35	190	194
3.55%, 03/01/38	20	20
5.71%, 05/01/40 (m)	140	180
3.75%, 02/01/50	10	11
5.81%, 05/01/50 (m)	310	427
5.93%, 05/01/60 (m)	100	140
The Greenbrier Companies, Inc.
2.88%, 02/01/24 (b) (i)	1,324	1,334
The Middleby Corporation
1.00%, 09/01/25 (b) (i) (j)	945	1,149
TransDigm Inc.
8.00%, 12/15/25 (j)	20	22
6.25%, 03/15/26 (j)	40	43
Triumph Group, Inc.
6.25%, 09/15/24 (j)	295	292
7.75%, 08/15/25	75	69
Uber Technologies, Inc.
0.00%, 12/15/25 (b) (i) (j) (k)	1,512	1,564
8.00%, 11/01/26 (j)	73	80
6.25%, 01/15/28 (j)	135	147
United Rentals (North America), Inc.
5.88%, 09/15/26	70	74
3.88%, 11/15/27	20	21
5.25%, 01/15/30	100	111
XPO Cnw, Inc.
6.70%, 05/01/34	120	142
		29,316
Consumer Discretionary 2.6%
Amazon.com, Inc.
4.95%, 12/05/44	40	58
4.05%, 08/22/47	610	804
4.25%, 08/22/57	570	803
2.70%, 06/03/60	2,090	2,228
Bloomin' Brands, Inc.
5.00%, 05/01/25 (b) (i) (j)	1,209	2,220
Carnival Corporation
11.50%, 04/01/23 (j)	327	378
7.63%, 03/01/26 (j)	40	44
Dealer Tire, LLC
8.00%, 02/01/28 (j)	235	246
Fiverr International Ltd
0.00%, 11/01/25 (b) (i) (j) (k)	608	733
GOL Equity Finance
3.75%, 07/15/24 (b) (i) (j)	945	823

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Guess Inc.
2.00%, 04/15/24 (b) (i)	1,511	1,681
Hanesbrands Inc.
4.63%, 05/15/24 (j)	80	84
5.38%, 05/15/25 (j)	40	42
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (j)	60	64
5.75%, 05/01/28 (j)	20	22
K12 Inc.
1.13%, 09/01/27 (b) (i) (j)	1,308	1,063
Las Vegas Sands Corp.
3.20%, 08/08/24	140	148
2.90%, 06/25/25	10	10
Levi Strauss & Co.
5.00%, 05/01/25	40	41
Lowe`s Companies, Inc.
4.50%, 04/15/30	30	37
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (m)	20	27
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (b) (i)	2,448	2,805
McDonald's Corporation
3.70%, 01/30/26	190	216
3.50%, 07/01/27	80	92
3.63%, 09/01/49	10	12
4.20%, 04/01/50	30	38
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (j)	60	65
National Vision Holdings, Inc.
2.50%, 05/15/25 (b) (i) (j)	1,422	2,303
NIKE, Inc.
2.40%, 03/27/25	280	302
3.38%, 03/27/50	20	24
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (j)	330	372
Prosus N.V.
4.03%, 08/03/50 (j)	360	374
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (j)	26	27
3.50%, 02/15/29 (j)	30	30
RH
0.00%, 09/15/24 (b) (i) (j) (k)	1,146	2,489
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (b) (i) (j)	1,513	1,816
11.50%, 06/01/25 (j)	562	656
Sands China Ltd.
5.13%, 08/08/25 (m)	200	224
Stars Group Holdings B.V.
7.00%, 07/15/26 (j)	304	320
The Home Depot, Inc.
2.50%, 04/15/27	280	307
3.30%, 04/15/40	10	12
3.35%, 04/15/50	10	12
The TJX Companies, Inc.
3.50%, 04/15/25	280	312
Under Armour, Inc.
1.50%, 06/01/24 (b) (i) (j)	787	1,301
Wayfair Inc.
0.63%, 10/01/25 (b) (i) (j)	1,418	1,333
Wesleyan University
4.78%, 07/01/16	60	76
Winnebago Industries, Inc.
1.50%, 04/01/25 (b) (i)	1,239	1,470
Wolverine Escrow LLC
9.00%, 11/15/26 (j)	50	47
Wynn Macau, Limited
5.63%, 08/26/28 (j)	200	209
		28,800
Energy 1.9%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (n)	250	292
Apache Corporation
4.38%, 10/15/28	10	10
5.10%, 09/01/40	280	300
4.75%, 04/15/43	300	310
4.25%, 01/15/44	90	89
Arch Resources, Inc.
5.25%, 11/15/25 (b) (i) (j)	645	901
Blue Racer Midstream, LLC
7.63%, 12/15/25 (j)	50	53
Cheniere Energy, Inc.
4.63%, 10/15/28 (j)	30	32
Chevron Corporation
3.08%, 05/11/50	10	11
Cimarex Energy Co.
3.90%, 05/15/27	10	11
4.38%, 03/15/29	100	114
Concho Resources Inc.
4.85%, 08/15/48	110	148
Continental Resources, Inc.
5.75%, 01/15/31 (j)	110	122
4.90%, 06/01/44	140	138
DCP Midstream, LLC
6.45%, 11/03/36 (j)	40	43
DCP Midstream, LP
7.38%, (100, 12/15/22) (h)	80	67
6.75%, 09/15/37 (j)	130	141
Devon Energy Corporation
5.85%, 12/15/25	100	118
7.95%, 04/15/32	30	42
5.60%, 07/15/41	30	37
5.00%, 06/15/45	110	129
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	111
Diamondback Energy, Inc.
2.88%, 12/01/24	30	31
3.25%, 12/01/26	40	43
Ecopetrol S.A.
5.38%, 06/26/26	50	58
5.88%, 05/28/45	210	254
Energy Transfer LP
6.63%, (100, 02/15/28) (h)	60	51
6.75%, (100, 05/15/25) (h)	180	167
7.13%, (100, 05/15/30) (h)	140	134
6.50%, 02/01/42	60	73
5.95%, 10/01/43	80	91
6.00%, 06/15/48	100	118
5.00%, 05/15/50	80	86
Enterprise Products Operating LLC
4.15%, 10/16/28	20	24
6.13%, 10/15/39	60	83
6.45%, 09/01/40	80	114
5.95%, 02/01/41	140	191
5.38%, 02/15/78	70	70
EOG Resources, Inc.
4.38%, 04/15/30	20	24
4.95%, 04/15/50	20	27
EQT Corporation
3.00%, 10/01/22	10	10
3.90%, 10/01/27	10	10
5.00%, 01/15/29	20	21
Exxon Mobil Corporation
4.33%, 03/19/50	130	170
3.45%, 04/15/51	70	80
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (j)	200	216
Geopark Limited
6.50%, 09/21/24 (n)	200	207
Gran Tierra Energy Inc.
7.75%, 05/23/27 (j)	200	137
Gulfport Energy Corporation
0.00%, 05/01/23 - 01/15/26 (a) (p)	447	300
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (b) (i)	1,374	1,442
Hunt Oil USA, Inc.
6.38%, 06/01/28 (n)	200	218
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	64
6.95%, 01/15/38	10	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
6.50%, 09/01/39	40	53
6.55%, 09/15/40	100	133
6.38%, 03/01/41	40	52
Kinder Morgan, Inc.
5.30%, 12/01/34	230	282
Kosmos Energy Ltd.
7.13%, 04/04/26 (n)	200	189
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (n)	200	214
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	138
5.20%, 03/01/47	80	97
4.70%, 04/15/48	110	130
5.50%, 02/15/49	60	78
Noble Energy, Inc.
3.85%, 01/15/28	150	174
Occidental Petroleum Corporation
6.95%, 07/01/24	120	131
2.90%, 08/15/24	80	77
5.55%, 03/15/26	10	10
3.20%, 08/15/26	80	75
6.63%, 09/01/30	240	260
6.13%, 01/01/31	590	632
0.00%, 10/10/36 (k)	2,010	926
6.20%, 03/15/40	90	90
4.50%, 07/15/44	260	224
4.63%, 06/15/45	360	312
6.60%, 03/15/46	140	142
4.40%, 04/15/46	190	165
4.10%, 02/15/47	50	41
4.20%, 03/15/48	250	205
Parsley Energy, LLC
5.38%, 01/15/25 (j)	10	10
5.25%, 08/15/25 (j)	230	239
5.63%, 10/15/27 (j)	1,176	1,288
PBF Holding Company LLC
9.25%, 05/15/25 (j)	70	69
PERU LNG
5.38%, 03/22/30 (n)	200	177
Petroleos Mexicanos
6.38%, 01/23/45	320	293
PT. Bayan Resources, Tbk
6.13%, 01/24/23 (n)	200	205
Range Resources Corporation
5.88%, 07/01/22	19	19
5.00%, 03/15/23	60	59
4.88%, 05/15/25	100	94
SFL Corporation Ltd.
5.75%, 10/15/21 (b) (i)	2,123	2,097
Shell International Finance B.V.
2.75%, 04/06/30	20	22
3.25%, 04/06/50	80	90
Sunoco Logistics Partners Operations L.P.
6.10%, 02/15/42	40	46
5.40%, 10/01/47	150	166
Targa Resource Corporation
4.25%, 11/15/23	270	271
5.38%, 02/01/27	10	11
5.50%, 03/01/30	20	22
4.88%, 02/01/31 (j)	30	33
Tervita Corporation
11.00%, 12/01/25 (j)	175	188
The Williams Companies, Inc.
7.50%, 01/15/31	40	54
8.75%, 03/15/32	190	280
5.75%, 06/24/44	220	283
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	92
UEP Penonome II S.A.
6.50%, 10/01/38 (j)	200	207
Western Midstream Operating, LP
4.10%, 02/01/25 (l) (m)	30	31
3.95%, 06/01/25	90	92
4.65%, 07/01/26	10	10
4.50%, 03/01/28	100	104
4.75%, 08/15/28	110	115
5.05%, 02/01/30 (l) (m)	180	200
5.45%, 04/01/44	200	207
5.30%, 03/01/48	80	79
5.50%, 08/15/48	150	147
6.25%, 02/01/50 (l) (m)	30	33
Williams Partners L.P.
6.30%, 04/15/40	70	93
5.10%, 09/15/45	10	12
WPX Energy, Inc.
8.25%, 08/01/23	170	193
5.25%, 10/15/27	50	53
5.88%, 06/15/28	753	820
		21,081
Consumer Staples 0.9%
Ajecorp B.V.
6.50%, 05/14/22 (n)	150	149
Altria Group, Inc.
4.40%, 02/14/26	40	46
4.80%, 02/14/29	30	36
5.80%, 02/14/39	80	105
6.20%, 02/14/59	330	467
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	135
5.55%, 01/23/49	280	398
4.50%, 06/01/50	170	214
5.80%, 01/23/59	40	61
BAT Capital Corp.
3.56%, 08/15/27	110	122
4.54%, 08/15/47	90	100
California Institute of Technology
3.65%, 09/01/19	90	101
Costco Wholesale Corporation
1.38%, 06/20/27	300	309
Cott Holdings Inc.
5.50%, 04/01/25 (j)	40	41
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (b) (i)	2,726	2,907
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	14
5.00%, 06/04/42	30	35
Kraft Heinz Foods Company
3.95%, 07/15/25	13	14
4.25%, 03/01/31 (j)	10	11
5.20%, 07/15/45	50	59
4.38%, 06/01/46	60	65
4.88%, 10/01/49 (j)	50	58
5.50%, 06/01/50 (j)	30	38
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (j)	65	68
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (j)	40	42
Mondelez International, Inc.
1.50%, 05/04/25	300	310
PepsiCo, Inc.
2.63%, 03/19/27	130	143
Philip Morris International Inc.
1.13%, 05/01/23	300	306
Pyxus International, Inc.
10.00%, 08/24/24	97	77
Sabre GLBL Inc.
7.38%, 09/01/25 (j)	90	98
Target Corporation
2.25%, 04/15/25	280	300
TBLA International Pte. Ltd.
7.00%, 01/24/23 (n)	200	201
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (b) (i)	302	291
The Coca-Cola Company
2.60%, 06/01/50	10	11
2.50%, 03/15/51	10	10
The Procter & Gamble Company
3.00%, 03/25/30	40	46

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Turning Point Brands, Inc.
2.50%, 07/15/24 (b) (i)	1,996	2,248
Walnut Bidco PLC
9.13%, 08/01/24 (n)	200	211
		9,847
Real Estate 0.8%
Agile Group Holdings Limited
7.75%, (100, 05/25/25) (h) (n)	200	206
Central China Real Estate Limited
7.25%, 07/16/24 (n)	200	201
CIFI Holdings (Group) Co. Ltd.
5.38%, (100, 08/24/22) (h) (n)	200	201
Colliers International Group Inc.
4.00%, 06/01/25 (b) (i) (j)	1,216	2,069
PennyMac Corp.
5.50%, 11/01/24 (b) (i)	2,015	1,998
Redfin Corporation
0.00%, 10/15/25 (b) (i) (j) (k)	1,662	2,006
Ronshine China Holdings Limited
6.75%, 08/05/24 (n)	200	200
Tricon Residential Inc.
5.75%, 03/31/22 (i)	1,336	1,376
Yuzhou Properties Company Limited
8.30%, 05/27/25 (n)	200	216
		8,473
Materials 0.4%
Andina Acquisition Corporation
8.20%, 01/31/22 (n)	200	209
Anglo American Capital PLC
3.63%, 09/11/24 (j)	200	219
ArcelorMittal
3.60%, 07/16/24	170	183
4.55%, 03/11/26	50	56
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (j)	200	186
Braskem Netherlands Finance B.V.
5.88%, 01/31/50 (n)	200	207
C10 Capital (SPV) Limited
4.96%, (3 Month USD LIBOR + 4.71%), (100, 03/29/21) (h) (n) (o)	200	183
CSN Islands XII Corp
7.00%, (100, 03/23/21) (h) (n)	200	198
First Quantum Minerals Ltd
7.50%, 04/01/25 (j)	200	208
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	11
4.63%, 08/01/30	20	22
5.40%, 11/14/34	10	13
5.45%, 03/15/43	290	361
Illuminate Buyer LLC
9.00%, 07/01/28 (j)	235	260
Metinvest B.V.
7.75%, 10/17/29 (n)	200	219
Pretium Resources Inc.
2.25%, 03/15/22 (b) (i)	1,186	1,249
Suzano Austria GmbH
3.75%, 01/15/31 (l)	40	42
UPL Corporation Limited
5.25%, (100, 02/27/25) (h) (n)	200	197
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (j)	200	149
Yamana Gold Inc.
4.63%, 12/15/27	100	110
		4,282
Utilities 0.3%
AES Gener S.A.
7.13%, 03/26/79 (n)	200	222
Cameron LNG, LLC
3.30%, 01/15/35 (j)	180	203
Capex SA
6.88%, 05/15/24 (n)	100	87
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (n)	200	209
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (n)	250	227
FirstEnergy Corp.
3.90%, 07/15/27 (l) (m)	120	132
7.38%, 11/15/31	660	936
Nextera Energy Partners, LP
0.00%, 11/15/25 (b) (i) (j) (k)	1,198	1,190
Pacific Gas And Electric Company
2.50%, 02/01/31	60	60
3.30%, 08/01/40	20	20
3.50%, 08/01/50	50	50
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (n)	181	206
		3,542
Total Corporate Bonds And Notes (cost $292,387)		336,640
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.8%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 0.43%, (1 Month USD LIBOR + 0.28%), 07/25/36 (l) (o)	2,667	2,256
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (l) (o)	2,335	2,434
Amerihome Mortgage Company, LLC
Series 2019-B-GT1, REMIC, 4.68%, 11/25/26	1,700	1,530
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,756
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,943
Apidos CLO XXIV
Series 2016-DR-24A, 6.02%, (3 Month USD LIBOR + 5.80%), 10/21/30 (o)	500	473
AREIT Trust
Series 2019-D-CRE3, 2.80%, (1 Month USD LIBOR + 2.65%), 07/14/22 (l) (o)	350	329
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-B-2A, 2.96%, 02/20/26	360	364
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, REMIC, 2.66%, (1 Month USD LIBOR + 2.50%), 03/15/21 (o)	569	535
Banc of America Alternative Loan Trust
Series 2007-4A1-1, REMIC, 5.07%, 04/25/37 (o)	1,565	1,569
Series 2007-1A1-2, REMIC, 5.50%, 06/25/37	883	865
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 0.42%, 07/28/27 (o)	1,078	1,003
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, REMIC, 2.26%, (1 Month USD LIBOR + 2.10%), 09/17/21 (o)	1,250	1,155
Series 2019-D-CRE5, REMIC, 2.50%, (1 Month USD LIBOR + 2.35%), 02/15/22 (o)	484	451
Barings CLO Ltd
Series 2018-E-3A, 5.97%, (3 Month USD LIBOR + 5.75%), 07/20/29 (o)	500	459
BBCMS Trust
Series 2018-E-CBM, REMIC, 3.71%, (1 Month USD LIBOR + 3.55%), 07/15/37 (l) (o)	470	420
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.81%, 07/17/28 (o)	377	334
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	346
BHP Trust
Series 2019-E-BXHP, REMIC, 2.72%, (1 Month USD LIBOR + 2.57%), 08/15/21 (o)	132	124
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 3.76%, (1 Month USD LIBOR + 3.60%), 04/15/21 (o)	481	407
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 4.41%, (1 Month USD LIBOR + 4.25%), 07/15/34 (l) (o)	425	417
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (o)	252	251

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Canyon Capital CLO Ltd
Series 2014-DR-1A, 5.71%, (3 Month USD LIBOR + 5.50%), 01/30/31 (o)	700	629
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 5.57%, (3 Month USD LIBOR + 5.35%), 05/15/31 (o)	1,000	870
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,125
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (l)	1,131	509
CF Trust
Series 2019-F-MF1, REMIC, 3.10%, (1 Month USD LIBOR + 2.95%), 08/16/21 (o)	505	470
Chenango Park CLO, Ltd
Series 2018-D-1A, 6.04%, (3 Month USD LIBOR + 5.80%), 04/15/30 (o)	1,000	959
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 0.62%, 05/25/35 (o)	274	225
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,329	1,019
CIM Trust
Series 2016-B2-1RR, REMIC, 6.00%, 07/25/55 (o)	300	275
Series 2016-B2-3RR, REMIC, 5.98%, 02/29/56 (o)	800	734
Series 2016-B2-2RR, REMIC, 5.99%, 02/29/56 (o)	800	733
Series 2017-B2-3RR, REMIC, 10.69%, 01/29/57 (o)	180	170
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (o)	291	258
Series 2018-F-TBR, REMIC, 3.81%, (1 Month USD LIBOR + 3.65%), 12/15/36 (o)	524	449
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-D-C6, REMIC, 5.07%, 11/10/51 (o)	350	330
Citigroup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.21%, (1 Month USD LIBOR + 0.06%), 08/25/45 (l) (o)	3,247	2,611
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (f) (o)	1,000	199
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.54%, 08/12/25 (o)	217	222
COMM 2016-CCRE28 Mortgage Trust
Series 2016-D-CR28, REMIC, 3.89%, 12/12/25 (o)	313	308
COMM Mortgage Trust
Series 2018-D-HCLV, REMIC, 2.34%, (1 Month USD LIBOR + 2.18%), 09/15/33 (o)	1,000	916
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	209	207
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 7.15%, (1 Month USD LIBOR + 7.00%), 12/15/21 (o)	560	519
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.63%, 11/18/25 (o)	344	345
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.95%, 05/15/26 (o)	1,000	690
CSMC Trust
Series 2017-F-CHOP, REMIC, 4.51%, (1 Month USD LIBOR + 4.35%), 07/15/32 (l) (o)	880	647
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 0.41%, (1 Month USD LIBOR + 0.26%), 12/25/36 (l) (o)	323	295
CWABS, Inc.
Series 2003-3A-2, REMIC, 0.65%, (1 Month USD LIBOR + 0.50%), 08/26/33 (l) (o)	112	107
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 0.59%, (1 Month USD LIBOR + 0.44%), 05/25/35 (l) (o)	14	12
Dividend Solar Loans LLC
Series 2019-A-1, REMIC, 3.67%, 07/20/31	220	213
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 5.97%, (3 Month USD LIBOR + 5.75%), 08/15/31 (j) (o)	500	471
FMC GMSR Issuer Trust
Series 2019-B-GT1, 5.66%, 05/25/26 (l)	3,000	2,876
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	305
Fountainbleu Miami Beach Trust Class H
Series 2019-H-FBLU, REMIC, 4.09%, 12/12/24 (o)	99	90
FREMF 2016-KF14 Mortgage Trust
Series 2016-B-KF14, REMIC, 8.95%, (1 Month USD LIBOR + 8.80%), 01/25/23 (o)	1,000	1,024
Gilbert Park CLO Ltd
Series 2017-E-1A, 6.64%, (3 Month USD LIBOR + 6.40%), 10/15/30 (o)	500	493
Granite Point Mortgage Trust Inc.
Series 2018-D-FL1, REMIC, 3.10%, (1 Month USD LIBOR + 2.95%), 04/19/21 (l) (o)	246	234
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 0.71%, (1 Month USD LIBOR + 0.56%), 11/25/45 (l) (o)	443	314
GS Mortgage Securities Corp Trust
Series 2018-C-SRP5, REMIC, 3.91%, (1 Month USD LIBOR + 3.75%), 06/15/21 (l) (o)	718	415
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	718
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (o)	571	371
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,920	1,376
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 2.91%, (1 Month USD LIBOR + 2.75%), 05/17/21 (l) (o)	493	455
Hertz Vehicle Financing II LP
Series 2017-C-1A, 5.27%, 10/25/21	250	248
Highbridge Loan Management Ltd
Series 2013-DR-2A, 6.82%, (3 Month USD LIBOR + 6.60%), 10/22/29 (o)	500	457
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (l)	3,000	3,018
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	905	545
Hospitality Investors Trust, Inc.
Series 2019-G-HIT, REMIC, 4.06%, (1 Month USD LIBOR + 3.90%), 11/15/21 (o)	401	347
HPS Loan Management, Ltd.
Series 13A-E-18, 5.74%, (3 Month USD LIBOR + 5.50%), 10/15/30 (o)	900	824
Series 6A-DR-2015, 5.32%, (3 Month USD LIBOR + 5.10%), 02/05/31 (j) (o)	1,000	884
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 10/25/35 (l) (o)	320	302
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2011-E-C3, REMIC, 5.70%, 03/17/21 (o)	334	86
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	85
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (o)	85	82
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (o)	99	93
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (o)	104	93
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (o)	114	99
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (o)	1,650	1,320
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-Mfp
Series 2019-F-MFP, REMIC, 3.16%, (1 Month USD LIBOR + 3.00%), 07/15/21 (o)	582	540
Series 2019-G-MFP, REMIC, 4.21%, (1 Month USD LIBOR + 4.05%), 07/15/21 (o)	347	307
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (o)	347	1
JetBlue 2019-1 Class B Pass Through Trust
Series 2019-B-1, 8.00%, 11/15/27	944	1,010

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (o)	650	424
Keycorp Student Loan Trust
Series 2005-2C-A, 1.55%, (3 Month USD LIBOR + 1.30%), 12/27/38 (o)	356	322
LCM XVII Limited Partnership
Series ER-17A, 6.24%, (3 Month USD LIBOR + 6.00%), 10/15/31 (o)	500	452
LCM XX Limited Partnership
Series ER-20A, 5.67%, (3 Month USD LIBOR + 5.45%), 10/20/27 (o)	500	446
Legacy Mortgage Asset Trust
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/21 (l)	4,700	4,681
Series 2019-A2-GS7, REMIC, 4.50%, 10/25/21 (l)	4,100	4,085
Series 2018-A1-GS3, REMIC, 4.00%, 06/25/58 (l)	2,481	2,500
Lehman ABS Corporation
Series 2003-M3-HE1, REMIC, 5.41%, (1 Month USD LIBOR + 5.25%), 01/15/33 (o)	2,128	2,023
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 0.65%, (1 Month USD LIBOR + 0.50%), 09/25/36 (o)	1,040	519
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 0.46%, (1 Month USD LIBOR + 0.31%), 03/25/37 (o)	11,569	1,439
Interest Only, Series 2007-2A13-2, REMIC, 6.54%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (o)	11,539	3,734
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (l)	3,000	2,889
Loandepot GMSR Trust
Series 2018-A-GT1, 2.95%, (1 Month USD LIBOR + 2.80%), 10/16/23 (o)	2,000	1,937
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 6.02%, (3 Month USD LIBOR + 5.80%), 10/22/30 (o)	500	476
Madison Park Funding XLV Ltd
Series 2020-E-45A, 7.67%, (3 Month USD LIBOR + 7.40%), 07/15/31 (o)	500	503
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 6.94%, (3 Month USD LIBOR + 6.70%), 01/15/33 (o)	500	500
Mello Warehouse Securitization Trust
Series 2019-G-1, REMIC, 5.65%, (1 Month USD LIBOR + 5.50%), 05/14/21 (o)	1,500	1,520
Series 2019-F-2, REMIC, 3.40%, (1 Month USD LIBOR + 3.25%), 10/25/21 (o)	1,300	1,307
Mello Warehouse Securitization Trust 2020-1
Series 2020-F-1, REMIC, 4.15%, 10/26/22 (o)	2,000	2,025
Series 2020-G-1, REMIC, 5.65%, 10/26/22 (o)	4,000	4,044
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	209	215
Morgan Stanley
Series 2006-A1-13AX, REMIC, 0.33%, (1 Month USD LIBOR + 0.18%), 10/25/36 (l) (o)	5,020	2,036
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-D-MART, REMIC, 3.31%, 09/15/21	241	233
Morgan Stanley Capital I Trust
Series 2007-C-IQ15, REMIC, 6.15%, 03/11/23 (o)	268	255
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	2,900	1,130
Motel 6 Trust
Series 2017-F-MTL6, REMIC, 4.41%, (1 Month USD LIBOR + 4.25%), 08/15/34 (o)	520	510
Myers Park CLO, Ltd.
Series 2018-E-1A, 5.72%, (3 Month USD LIBOR + 5.50%), 10/21/30 (o)	1,000	945
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (o)	520	511
Series 2019-E-FAME, REMIC, 4.54%, 08/15/24 (o)	370	314
Navient Private Education Refi Loan Trust
Series 2020-B-A, 3.16%, 11/15/68	200	206
Neuberger Berman CLO XXIII, Ltd.
Series 2016-ER-23A, 5.97%, (3 Month USD LIBOR + 5.75%), 10/18/27 (j) (o)	500	487
New Residential Mortgage Loan Trust 2019-NQM3
Series 2019-B1-NQM3, REMIC, 4.65%, 07/25/49 (o)	4,886	4,978
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 0.69%, (1 Month USD LIBOR + 0.54%), 02/25/36 (l) (o)	8,260	2,374
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (l)	3,494	1,566
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 0.47%, (1 Month USD LIBOR + 0.32%), 10/25/36 (l) (o)	4,160	3,066
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 7.01%, (3 Month USD LIBOR + 6.80%), 05/12/31 (o)	500	492
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 5.97%, (3 Month USD LIBOR + 5.75%), 07/17/30 (o)	500	469
Series 2013-SUB-1A, REMIC, 2.97%, 07/17/30 (j) (o)	1,500	398
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	906	586
Radnor Ltd
Series 2020-M1C-1, 1.90%, (1 Month USD LIBOR + 1.75%), 01/25/30 (j) (o)	550	515
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (l)	361	364
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 0.67%, (1 Month USD LIBOR + 0.35%), 08/25/36 (l) (o)	331	315
RFMSI Trust
Series 2006-1A2-S10, REMIC, 6.00%, 10/25/36	1,300	1,232
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (d)	50	1,609
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (d) (o)	100	1,041
Series 2018-R1-A, 0.00%, 02/25/42 (d) (j) (o)	21	932
Series 2018-R2-A, 0.00%, 02/25/42 (d) (o)	6	276
Series 2019-R1-B, 0.00%, 08/17/48 (d) (o)	42	1,194
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	397	422
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/25/24 (o)	1,200	1,213
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.35%, 01/25/35 (o)	1,612	1,594
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 5.99%, (3 Month USD LIBOR + 5.75%), 07/15/30 (o)	500	461
Series 2014-ER2-3A, 6.44%, (3 Month USD LIBOR + 6.22%), 10/22/31 (o)	500	442
Tricon American Homes 2020-SFR1
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	5,372
TVC Mortgage Trust
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/22 (l)	2,400	2,243
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 4.88%, 03/17/28 (o)	353	368
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	1,095	1,062
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	542	560
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	231	238
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (o)	790	782
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (o)	331	325
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	851	824
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (o)	951	928
Velocity Commercial Capital Loan Trust 2020-1
Series 2020-A-MC1, REMIC, 4.50%, 06/25/23	2,612	2,578

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (o)	1,800	1,656
Venture XX CLO Ltd
Series 2015-CR-20A, 2.14%, (3 Month USD LIBOR + 1.90%), 04/15/27 (o)	1,000	982
Voya CLO Ltd
Series 2019-E-2A, 6.82%, (3 Month USD LIBOR + 6.60%), 07/20/32 (o)	500	497
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.70%, 11/18/25 (o)	293	254
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	407
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (j) (l)	849	749
Total Non-U.S. Government Agency Asset-Backed Securities (cost $159,163)		150,982
GOVERNMENT AND AGENCY OBLIGATIONS 9.9%
Sovereign 4.7%
Abu Dhabi, Government of
4.13%, 10/11/47 (j)	360	451
3.13%, 09/30/49 (j)	600	640
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (j)	350	382
Commonwealth of Australia
3.00%, 03/21/47, AUD (n)	2,030	1,927
1.75%, 06/21/51, AUD (n)	850	623
Ghana, Government of
8.95%, 03/26/51 (j)	250	260
Gobierno de la Provincia de Buenos Aires
0.00%, 06/15/27 (a) (j) (p)	310	126
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34 - 11/13/42, MXN	140,590	8,143
8.00%, 11/07/47, MXN	75,340	4,469
Kuwait, Government of
3.50%, 03/20/27 (j)	200	228
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	301
7.95%, 10/07/26, RUB	20,060	303
8.15%, 02/03/27, RUB	152,933	2,341
6.00%, 10/06/27, RUB	32,050	440
7.05%, 01/19/28, RUB	124,715	1,813
6.90%, 05/23/29, RUB	168,970	2,448
7.65%, 04/10/30, RUB	29,130	443
7.25%, 05/10/34, RUB	101,790	1,491
7.70%, 03/23/33 - 03/16/39, RUB	264,026	4,055
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (j)	190	238
6.13%, 06/15/33 (j)	200	225
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	230
10.00%, 01/01/23 - 01/01/27, BRL	6,875	1,506
5.00%, 01/27/45	830	920
Presidencia De La Nacion
1.00%, 07/09/29	95	41
0.13%, 07/09/30 - 01/09/38 (l)	1,966	756
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (j)	200	234
5.88%, 01/30/60 (j)	210	231
Segretariato Generale Della Presidenza Della Repubblica
3.85%, 09/01/49, EUR (n)	1,810	3,497
South Africa, Parliament of
4.30%, 10/12/28	670	697
6.25%, 03/31/36, ZAR	18,426	867
8.50%, 01/31/37, ZAR	5,230	296
The Arab Republic of Egypt
5.75%, 05/29/24 (j)	280	300
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	79
3.31%, 11/30/25, CNY	2,000	315
3.48%, 06/29/27, CNH	4,000	640
4.29%, 05/22/29, CNH	1,000	169
The Republic of Indonesia, The Government of
9.00%, 03/15/29, IDR	10,524,000	888
7.00%, 05/15/27 - 09/15/30, IDR	49,544,000	3,783
6.50%, 02/15/31, IDR	2,029,000	151
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,679
8.38%, 09/15/26 - 04/15/39, IDR	27,203,000	2,258
7.38%, 05/15/48, IDR	433,000	33
		51,917
Collateralized Mortgage Obligations 2.8%
Federal Home Loan Mortgage Corporation
Interest Only, Series S7-286, 5.94%, (6.10% - (1 Month USD LIBOR * 1)), 10/15/42 (o)	5,042	934
Series 2017-B1-DNA2, REMIC, 5.30%, (1 Month USD LIBOR + 5.15%), 10/25/29 (o)	680	709
Series SW-4170, REMIC, 3.89%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (o)	1,744	1,783
Interest Only, Series SG-3972, REMIC, 5.74%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (o)	7,113	1,129
Series MS-4096, REMIC, 2.49%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (o)	912	892
Series SJ-4141, REMIC, 4.58%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (o)	539	537
Series ST-4666, REMIC, 6.75%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (o)	698	717
Series 2020-B1-DNA3, REMIC, 5.25%, (1 Month USD LIBOR + 5.10%), 06/27/50 (o)	250	259
Interest Only, Series KI-5038, REMIC, 2.00%, 11/25/50	11,926	895
Series 2020-B1-DNA6, REMIC, 3.08%, (SOFR + 3.00%), 12/27/50 (o)	250	250
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.15%, (1 Month USD LIBOR + 5.00%), 07/25/25 (o)	41	42
Series 2017-1M2-C07, REMIC, 2.55%, (1 Month USD LIBOR + 2.40%), 05/28/30 (o)	268	265
Series 2018-1B1-C06, REMIC, 3.90%, (1 Month USD LIBOR + 3.75%), 03/25/31 (o)	340	342
Series 2020-1M2-R01, REMIC, 2.20%, (1 Month USD LIBOR + 2.05%), 01/25/40 (o)	400	397
Series 2012-GS-125, REMIC, 2.55%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (o)	2,676	2,566
Series 2012-US-137, REMIC, 5.23%, (5.40% - (1 Month USD LIBOR * 1.2)), 12/25/42 (o)	1,758	1,777
Series 2013-CS-15, REMIC, 5.29%, (5.46% - (1 Month USD LIBOR * 1.2)), 03/25/43 (o)	79	79
Series 2013-NS-26, REMIC, 5.23%, (5.40% - (1 Month USD LIBOR * 1.2)), 04/25/43 (o)	649	653
Series 2013-CS-59, REMIC, 3.86%, (4.00% - (1 Month USD LIBOR * 1)), 06/25/43 (o)	2,122	2,111
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	297	323
Interest Only, Series 2018-SA-54, REMIC, 6.10%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (o)	4,937	957
Interest Only, Series 2020-SA-74, REMIC, 4.01%, (4.10% - (SOFR * 1)), 10/25/50 (o)	7,889	814
Interest Only, Series 2020-SA-77, REMIC, 4.01%, (4.10% - (1 Month USD LIBOR * 1)), 11/25/50 (o)	9,918	1,195
Interest Only, Series 2020-SB-77, REMIC, 4.01%, (4.10% - (1 Month USD LIBOR * 1)), 11/25/50 (o)	6,951	797
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 2.35%, 01/20/42 (o)	8,149	345
Interest Only, Series 2015-MS-80, REMIC, 6.10%, (6.25% - (1 Month USD LIBOR * 1)), 06/20/45 (o)	4,323	973
Interest Only, Series 2018-HS-97, REMIC, 6.05%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (o)	572	87
Interest Only, Series 2018-SD-91, REMIC, 6.05%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (o)	4,103	647
Interest Only, Series 2018-SA-111, REMIC, 4.40%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (o)	7,538	869

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Interest Only, Series 2018-SH-105, REMIC, 6.10%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (o)	3,861	579
Interest Only, Series 2018-SK-124, REMIC, 6.05%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (o)	4,305	719
Interest Only, Series 2018-SA-166, REMIC, 6.00%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (o)	7,232	1,018
Interest Only, Series 2019-SH-92, REMIC, 5.95%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (o)	4,992	685
Interest Only, Series 2020-SA-115, REMIC, 4.05%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (o)	5,894	938
Interest Only, Series 2020-BS-112, REMIC, 6.10%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (o)	5,936	1,044
Interest Only, Series 2020-SH-146, REMIC, 6.15%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (o)	3,984	805
Series 2020-SU-189, REMIC, 6.15%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (o)	3,500	840
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-S-133, REMIC, 6.17%, (6.25% - (1 Month USD LIBOR * 1)), 09/20/50 (o)	3,959	964
		30,936
U.S. Treasury Bond 1.0%
Treasury, United States Department of
1.13%, 08/15/40	800	757
1.38%, 11/15/40 - 08/15/50	5,400	5,145
2.00%, 02/15/50	610	662
1.25%, 05/15/50 (b)	4,550	4,125
1.63%, 11/15/50	560	557
		11,246
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corporation
Series SB-4118, REMIC, 2.54%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (o)	461	413
Series 2019-B1-DNA3, REMIC, 3.40%, (1 Month USD LIBOR + 3.25%), 07/26/49 (o)	1,400	1,399
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,710
3.40%, 03/01/30	1,500	1,757
3.24%, 01/01/33	1,200	1,404
		6,683
Commercial Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.85%, 12/25/27 (o)	19,482	854
Interest Only, Series 2020-X2-M13, REMIC, 1.30%, 09/25/30 (o)	4,688	432
Interest Only, Series 2019-X2-M21, REMIC, 1.34%, 02/25/31 (o)	4,208	456
Interest Only, Series 2019-2XA-M24, REMIC, 1.15%, 03/25/31 (o)	4,497	437
Interest Only, Series 2020-X4-M10, REMIC, 0.87%, 07/25/32 (o)	14,231	1,106
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.99%, 12/16/62 (o)	5,270	461
		3,746
U.S. Treasury Note 0.2%
Treasury, United States Department of
0.25%, 09/30/25	80	80
0.50%, 04/30/27 (b)	790	788
0.50%, 10/31/27	220	218
0.63%, 12/31/27	1,440	1,438
		2,524
Municipal 0.2%
Detroit, City of
4.00%, 04/01/44 (l)	60	49
Illinois, State of
5.10%, 06/01/33	250	269
New Jersey Transportation Trust Fund Authority
4.13%, 06/15/42	170	176
Public Buildings Authority
0.00%, 07/01/42 (a) (p)	490	382
Puerto Rico, Commonwealth of
0.00%, 07/01/35 (a) (p)	985	675
The Regents of the University of California
3.71%, 05/15/20	20	21
		1,572
Total Government And Agency Obligations (cost $101,666)		108,624
SENIOR FLOATING RATE INSTRUMENTS 1.6%
Information Technology 0.5%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (o)	136	134
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (o)	190	190
Avaya, Inc.
2018 Term Loan B, 4.41%, (1 Month USD LIBOR + 4.25%), 12/14/24 (o)	80	80
2020 Term Loan B, 4.41%, (1 Month USD LIBOR + 4.25%), 12/15/27 (o)	100	100
Castle US Holding Corporation
USD Term Loan B, 4.00%, (3 Month USD LIBOR + 3.75%), 02/28/27 (o)	199	195
Colorado Buyer Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 03/15/24 (o)	160	150
Cvent, Inc.
1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 11/30/24 (o)	513	492
Dell International L.L.C.
2019 Term Loan B, 2.75%, (1 Month USD LIBOR + 2.00%), 09/11/25 (o)	249	249
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.50%), 07/24/24 (o)	311	277
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 11/22/27 (o)	130	130
Mitchell International, Inc.
2017 2nd Lien Term Loan, 7.40%, (1 Month USD LIBOR + 7.25%), 12/01/25 (o)	330	318
OneDigital Borrower LLC
2020 Delayed Draw Term Loan, 0.00%, 10/29/27 (o) (r)	15	15
Playtika Holding Corp
Term Loan B, 7.00%, (6 Month USD LIBOR + 6.00%), 12/03/24 (o)	147	148
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (o)	2,466	2,461
Tibco Software Inc.
2020 2nd Lien Term Loan, 7.40%, (1 Month USD LIBOR + 7.25%), 02/14/28 (o)	185	187
Web.com Group Inc.
2018 2nd Lien Term Loan, 7.90%, (3 Month USD LIBOR + 7.75%), 09/17/26 (o)	256	244
Western Digital Corporation
2018 Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 04/29/23 (o)	224	223
		5,593
Communication Services 0.3%
Altice France S.A.
USD Term Loan B12, 3.85%, (1 Month USD LIBOR + 3.69%), 01/31/26 (o)	77	76
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (o)	1,267	1,212
Charter Communications Operating, LLC
2019 Term Loan B1, 1.90%, (1 Month USD LIBOR + 1.75%), 04/30/25 (o)	141	140
Gray Television, Inc.
2017 Term Loan B, 2.40%, (3 Month USD LIBOR + 2.25%), 02/28/24 (o)	178	176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
GTT Communications, Inc.
2018 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.75%), 04/27/25 (o)	98	76
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 5.72%, (3 Month USD LIBOR + 5.50%), 07/28/21 (o)	6	6
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (o)	18	19
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (o)	164	166
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/27 (o)	108	106
Rentpath, Inc.
2017 Term Loan, 0.00%, (PRIME + 3.75%), 12/17/21 (a) (p)	2,242	1,037
2020 DIP Term Loan, 8.00%, (1 Month USD LIBOR + 7.00%), 12/31/48 (f) (o)	105	96
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (o)	158	158
Virgin Media Bristol LLC
USD Term Loan N, 2.66%, (1 Month USD LIBOR + 2.50%), 10/03/27 (o)	45	45
		3,313
Consumer Discretionary 0.2%
Alterra Mountain Company
Term Loan B1, 2.90%, (1 Month USD LIBOR + 2.75%), 06/28/24 (o)	29	29
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (o)	47	44
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (o)	397	377
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 12/23/24 (o)	116	114
CityCenter Holdings, LLC
2017 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 04/14/24 (o)	39	38
Dhanani Group Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 06/22/25 (o)	40	38
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (o)	199	192
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.90%, (3 Month USD LIBOR + 1.75%), 10/25/23 (o)	61	60
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/04/22 (o)	976	949
Michaels Stores, Inc.
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/17/27 (o)	63	63
Milano Acquisition Corp
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (o)	90	90
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 08/14/24 (o)	107	105
		2,099
Financials 0.2%
Asurion LLC
2018 Term Loan B7, 3.15%, (1 Month USD LIBOR + 3.00%), 11/15/24 (o)	49	49
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 06/26/25 (o)	29	29
Gulf Finance, LLC
Term Loan B, 6.25%, (1 Month USD LIBOR + 5.25%), 08/25/23 (o)	265	199
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 11/01/24 (o)	137	136
Jane Street Group, LLC
2020 Term Loan, 3.23%, (3 Month USD LIBOR + 3.00%), 01/31/25 (o)	29	29
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/08/23 (o)	270	264
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 02/28/25 (o) (r)	185	182
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 7.00%), 02/28/25 (o)	87	86
2019 Term Loan, 5.22%, (3 Month USD LIBOR + 5.00%), 03/18/26 (o)	108	73
VFH Parent LLC
2019 Term Loan B, 3.15%, (3 Month USD LIBOR + 3.00%), 01/22/26 (o)	8	8
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	1,129	1,039
		2,094
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (o)	400	384
Athenahealth, Inc.
2019 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 01/25/26 (o)	20	20
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 05/19/25 (o)	23	23
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (o)	70	69
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (o)	2	2
Curium
Term Loan, 0.00%, (3 Month USD LIBOR + 7.75%), 12/31/23 (f) (o) (r)	195	195
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 09/27/25 (o)	167	139
Global Medical Response, Inc.
2017 Term Loan B2, 5.25%, (3 Month USD LIBOR + 4.25%), 09/26/24 (o)	94	93
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1 Month USD LIBOR + 2.50%), 08/18/22 (o)	145	145
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (o)	272	271
Phoenix Guarantor Inc.
2020 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 03/05/26 (o)	30	29
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/28/25 (o)	90	89
2018 1st Lien Term Loan B, 5.29%, (1 Year USD LIBOR + 4.25%), 06/28/25 (o)	77	76
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/09/25 (o)	76	76
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (o)	301	267
		1,878
Industrials 0.1%
Minotaur Acquisition, Inc.
Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 02/27/26 (o)	291	285
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (o)	346	346
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (1 Month USD LIBOR + 3.25%), 12/31/22 (o)	131	132

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (o)	144	141
		904
Materials 0.1%
Berry Global, Inc.
Term Loan W, 2.15%, (1 Month USD LIBOR + 2.00%), 10/01/22 (o)	40	40
Term Loan X, 2.15%, (1 Month USD LIBOR + 2.00%), 01/19/24 (o)	43	43
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (6 Month USD LIBOR + 4.25%), 06/29/22 (o)	29	29
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.23%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (o)	177	177
2018 2nd Lien Term Loan, 8.73%, (3 Month USD LIBOR + 8.50%), 06/18/26 (o)	65	65
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 10/20/24 (o) (r)	110	104
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (o)	275	261
		719
Energy 0.0%
Granite Holdings US Acquisition Co.
Term Loan B, 5.50%, (3 Month USD LIBOR + 5.25%), 09/23/26 (o)	158	157
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/10/26 (o)	118	115
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 06/28/24 (f) (o)	5	4
2020 Take Back Term Loan, 4.15%, (3 Month USD LIBOR + 3.00%), 06/30/25 (o)	363	235
		511
Consumer Staples 0.0%
KIK Custom Products
Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 12/31/23 (o) (r)	60	60
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 01/30/27 (o)	24	24
		84
Total Senior Floating Rate Instruments (cost $18,115)		17,195
OTHER EQUITY INTERESTS 1.1%
Allegro Merger Corp. (a) (f) (s)	10	—
Altaba Inc. (a) (f) (s)	844	12,255
Total Other Equity Interests (cost $13,143)		12,255
PREFERRED STOCKS 0.8%
Information Technology 0.4%
Samsung Electronics Co. Ltd.	70	4,731
Financials 0.2%
Itau Unibanco Holding S.A. (i)	340	2,067
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (i)	19	1,336
Real Estate 0.1%
Taubman Centers, Inc., 6.50% (h)	12	421
Total Preferred Stocks (cost $5,341)		8,555
WARRANTS 0.1%
ACE Convergence Acquisition Corp. (a)	41	58
AerSale Corporation (a)	15	28
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (f)	83	5
Artius Acquisition Inc. (a)	54	121
Ascendant Digital Acquisition Corp. (a)	21	35
CC Neuberger Principal Holdings I (a)	7	16
CHP Merger Corp. (a)	9	12
Churchill Capital Corp IV (a)	13	20
Cohn Robbins Holdings Corp. (a)	4	7
Compagnie Financiere Richemont SA (a)	31	8
Dragoneer Growth Opportunities Corp. (a)	1	3
E.Merge Technology Acquisition Corp. (a)	19	29
Foley Trasimene Acquisition Corp. (a)	5	14
FTAC Olympus Acquisition Corp. (a)	8	15
Fusion Acquisition Corp. (a)	40	104
Galileo Acquisition Corp. (a)	61	52
GCM Grosvenor Inc. (a)	68	118
Gigcapital3, Inc. (a)	9	32
GS Acquisition Holdings Corp II (a)	1	3
Highcape Capital Acquisition Corp. (a)	25	29
HPX Corp. (a)	21	22
International General Insurance Holdings Ltd. (a)	135	106
Juniper Industrial Holdings, Inc. (a)	83	153
Kaixin Auto Holdings (a)	65	10
KLDiscovery (a)	47	13
LGL Systems Acquisition Corp. (a)	46	75
Longview Acquisition Corp. (a)	12	77
Merida Merger Corp. I (a)	64	64
One (a)	3	5
Pershing Square Tontine Holdings, Ltd. (a)	—	4
Thunder Bridge Acquisition II, Ltd (a)	25	93
Tortoise Acquisition Corp. II (a)	6	18
Trebia Acquisition Corp. (a)	31	64
Tuscan Holdings Corp. (a)	42	98
VG Acquisition Corp. (a)	14	37
Whole Earth Brands, Inc. (a)	34	47
XL Hybrids, Inc. (a)	5	42
Total Warrants (cost $804)		1,637
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (f)	211	264
Bristol-Myers Squibb Company (a)	25	17
Dyax Corp. (a) (f)	127	12
Pfenex Inc. (a) (d)	24	18
Total Rights (cost $89)		311
SHORT TERM INVESTMENTS 14.1%
Investment Companies 12.0%
JNL Government Money Market Fund, 0.02% (t) (u)	131,983	131,983
U.S. Treasury Bill 2.0%
Treasury, United States Department of
0.07%, 03/16/21 (v)	22,000	21,996
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.07% (t) (u)	407	407
Total Short Term Investments (cost $154,387)		154,386
Total Investments 116.7% (cost $1,135,337)		1,279,933
Total Securities Sold Short (22.7)% (proceeds $189,995)		(248,545)
Total Purchased Options 0.1% (cost $655)		649
Other Derivative Instruments (0.7)%		(7,197)
Other Assets and Liabilities, Net 6.6%		71,734
Total Net Assets 100.0%		1,096,574

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Shares subject to merger appraisal rights.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) All or a portion of the security was on loan as of December 31, 2020.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $143,942 and 13.1% of the Fund.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(n) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(o) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(p) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(v) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (22.7%)
COMMON STOCKS (19.7%)
Information Technology (6.6%)
8x8, Inc.	(69)	(2,384)
Advanced Micro Devices, Inc.	(7)	(609)
Alteryx, Inc. - Class A	—	(19)
Avaya Holdings Corp.	(24)	(457)
Canadian Solar Inc.	(21)	(1,058)
Coupa Software Incorporated	(2)	(811)
CSG Systems International, Inc.	(8)	(366)
CyberArk Software Ltd.	(3)	(460)
Envestnet, Inc.	(13)	(1,044)
Everbridge, Inc.	(9)	(1,353)
Fastly, Inc. - Class A	(71)	(6,240)
FireEye, Inc.	(22)	(516)
Five9 Inc.	(2)	(305)
I3 Verticals, Inc. - Class A	(25)	(825)
II-VI Incorporated	(24)	(1,860)
Impinj, Inc.	(28)	(1,166)
J2 Cloud Services, LLC	(39)	(3,778)
KBR, Inc.	(58)	(1,796)
Knowles Corporation	(22)	(414)
LivePerson, Inc.	(27)	(1,701)
Marvell Technology Group Ltd	(9)	(428)
Micron Technology, Inc.	(111)	(8,365)
MicroStrategy Inc. - Class A	(1)	(436)
MongoDB, Inc. - Class A	(6)	(1,991)
NetApp, Inc.	(82)	(5,434)
Nuance Communications, Inc.	(47)	(2,077)
Nutanix, Inc. - Class A	(9)	(282)
Okta, Inc. - Class A	(4)	(961)
OSI Systems Inc.	(6)	(605)
Perficient, Inc.	(24)	(1,127)
PROS Holdings, Inc.	(26)	(1,311)
Pure Storage, Inc. - Class A	(39)	(881)
Q2 Holdings, Inc.	(3)	(319)
Rambus Inc.	(38)	(658)
SailPoint Technologies Holdings, Inc.	(44)	(2,362)
Seagate Technology Public Limited Company	(98)	(6,114)
Shift4 Payments, LLC - Class A	(5)	(346)
Slack Technologies, Inc. - Class A	(10)	(440)
SMART Global Holdings, Inc.	(29)	(1,088)
SolarEdge Technologies Ltd.	(2)	(664)
Splunk Inc.	(2)	(409)
Synaptics Incorporated	(11)	(1,109)
Verint Systems Inc.	(14)	(954)
Vishay Intertechnology Inc.	(7)	(149)
Workiva Inc. - Class A	(8)	(704)
Zoom Video Communications, Inc. - Class A	(14)	(4,574)
Zscaler, Inc.	(7)	(1,310)
		(72,260)
Consumer Discretionary (4.7%)
AutoZone, Inc.	(2)	(1,882)
Best Buy Co., Inc.	(96)	(9,532)
Bloomin' Brands, Inc.	(93)	(1,807)
Burlington Stores Inc.	(12)	(3,204)
Copa Holdings, S.A. - Class A	(25)	(1,911)
Fiverr International Ltd	(2)	(410)
Guess Inc.	(41)	(926)
Marriott Vacations Worldwide Corporation	(9)	(1,298)
National Vision Holdings, Inc.	(41)	(1,846)
RH	(32)	(14,181)
Royal Caribbean Cruises Ltd.	(14)	(1,012)
Six Flags Operations Inc.	(97)	(3,302)
Stride, Inc.	(12)	(257)
The Home Depot, Inc.	(22)	(5,797)
Under Armour Inc. - Class C	(68)	(1,011)
Vail Resorts, Inc.	(5)	(1,532)
Wayfair Inc. - Class A	(2)	(459)
Winnebago Industries Inc.	(14)	(858)
		(51,225)
Health Care (3.1%)
1Life Healthcare, Inc.	(22)	(949)
Aerie Pharmaceuticals, Inc.	(18)	(247)
Apellis Pharmaceuticals, Inc.	(23)	(1,309)
Aphria Inc.	(152)	(1,053)
AstraZeneca PLC - ADR	(40)	(1,998)
Avadel Pharmaceuticals Public Limited Company - ADR	(62)	(416)
Bridgebio Pharma, Inc.	(25)	(1,798)
Canopy Growth Corporation	(30)	(735)
Coherus Biosciences, Inc.	(51)	(892)
Collegium Pharmaceutical, Inc.	(31)	(612)
Conmed Corp.	(11)	(1,224)
Cryoport, Inc.	(33)	(1,429)
Envista Holdings Corporation	(55)	(1,850)
Flexion Therapeutics, Inc.	(32)	(364)
Gossamer Bio, Inc.	(40)	(387)
Guardant Health, Inc.	(9)	(1,176)
Health Catalyst, Inc.	(35)	(1,517)
Innoviva, Inc.	(25)	(315)
Insmed Inc.	(20)	(666)
Integra LifeSciences Holdings Corp.	(6)	(414)
Intercept Pharmaceuticals, Inc.	(8)	(198)
Ironwood Pharmaceuticals, Inc. - Class A	(74)	(848)
Jazz Pharmaceuticals Public Limited Company	(5)	(838)
Karyopharm Therapeutics Inc.	(57)	(886)
Ligand Pharmaceuticals Incorporated	(1)	(109)
LivaNova PLC	(5)	(339)
Mesa Laboratories, Inc.	(2)	(487)
Nevro Corp.	(8)	(1,314)
NuVasive Inc.	(11)	(643)
Omeros Corporation	(42)	(595)
PetIQ, Inc. - Class A	(37)	(1,409)
Pharming Group N.V.	(100)	(156)
Radius Health, Inc.	(10)	(185)
Revance Therapeutics Inc.	(32)	(893)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Tabula Rasa HealthCare Inc.	(10)	(447)
Tandem Diabetes Care Inc.	(43)	(4,099)
Varex Imaging Corporation	(29)	(484)
Zogenix, Inc.	(34)	(688)
		(33,969)
Communication Services (1.7%)
Cardlytics, Inc.	(8)	(1,146)
Charter Communications, Inc. - Class A	—	(71)
Cinemark Holdings, Inc.	(119)	(2,069)
Dish Network Corporation - Class A	(31)	(1,014)
Liberty Broadband Corp. - Series C	—	—
Liberty Latin America Ltd. - Class C	(15)	(167)
Liberty Media Corporation - Series C	(25)	(1,072)
Liberty SiriusXM Group - Series A	(40)	(1,730)
Live Nation Entertainment, Inc.	(41)	(3,033)
Lyft, Inc. - Class A	(20)	(973)
Marcus Corp.	(58)	(787)
Sirius XM Holdings Inc.	(182)	(1,157)
Snap Inc. - Class A	(41)	(2,038)
Softbank Corp.	(13)	(159)
TechTarget, Inc.	(7)	(438)
Zillow Group, Inc. - Class C	(18)	(2,292)
		(18,146)
Financials (1.6%)
Element Fleet Management Corp.	(56)	(586)
Encore Capital Group, Inc.	(63)	(2,436)
EZCORP, Inc. - Class A	(32)	(152)
Grupo Financiero Inbursa, S.A.B. de C.V.	(553)	(557)
S&P Global Inc.	(17)	(5,646)
Shopify Inc. - Class A	—	(254)
The PRA Group, Inc.	(19)	(756)
Trupanion Inc.	(53)	(6,381)
Voya Financial, Inc.	(11)	(631)
		(17,399)
Real Estate (0.8%)
Arbor Realty Trust, Inc.	(32)	(459)
Colliers International Group Inc.	(18)	(1,629)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(19)	(1,189)
Innovative Industrial Properties, Inc.	(21)	(3,827)
PennyMac Mortgage Investment Trust	(19)	(339)
Redfin Corporation	(13)	(915)
Redwood Trust Inc.	(14)	(125)
		(8,483)
Industrials (0.7%)
Air Transport Services Group, Inc.	(33)	(1,038)
American Airlines Group Inc.	(92)	(1,457)
Atlas Air Worldwide Holdings, Inc.	(23)	(1,240)
Atlas Corp.	(18)	(198)
FTI Consulting Inc.	(8)	(909)
Gol Linhas Aereas Inteligentes SA - ADR	(24)	(233)
Greenbrier Cos. Inc.	(7)	(243)
Kaman Corp.	(14)	(784)
Middleby Corp.	(4)	(550)
Patrick Industries, Inc.	(14)	(941)
Uber Technologies, Inc.	(7)	(372)
		(7,965)
Consumer Staples (0.3%)
Herbalife Nutrition Ltd.	(23)	(1,127)
Turning Point Brands, Inc.	(25)	(1,101)
United Natural Foods Inc.	(90)	(1,442)
		(3,670)
Energy (0.1%)
Arch Resources, Inc. - Class A	(15)	(660)
Helix Energy Solutions Group, Inc.	(157)	(658)
SFL Corporation Ltd.	(11)	(69)
		(1,387)
Materials (0.1%)
Antofagasta PLC	(51)	(1,001)
Pretium Resources Inc.	(21)	(239)
		(1,240)
Utilities (0.0%)
Nextera Energy Partners, LP	(5)	(369)
Total Common Stocks (proceeds $161,072)		(216,113)
INVESTMENT COMPANIES (2.8%)
ChinaAMC CSI 300 Index ETF	(919)	(7,461)
iShares 7-10 Year Treasury Bond Fund ETF	(28)	(3,342)
iShares MSCI Emerging Market UCITS ETF	(42)	(2,115)
iShares MSCI Emerging Markets ETF	(40)	(2,072)
iShares MSCI India Index Fund	(35)	(1,403)
iShares MSCI South Africa ETF	(15)	(648)
iShares MSCI South Korea ETF	(53)	(4,592)
iShares Russell 2000 Growth ETF	(1)	(252)
SPDR S&P 500 ETF	(19)	(6,864)
VanEck Vectors Russia ETF	(75)	(1,806)
Total Investment Companies (proceeds $27,236)		(30,555)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(5)	(958)
Total Preferred Stocks (proceeds $820)		(958)
CORPORATE BONDS AND NOTES (0.1%)
Energy (0.1%)
Devon Energy Corporation
5.85%, 12/15/25	(419)	(494)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(225)	(250)
Financials (0.0%)
Diamond Finance International Limited
7.13%, 06/15/24 (b)	(168)	(175)
Total Corporate Bonds And Notes (proceeds $867)		(919)
Total Securities Sold Short (22.7%) (proceeds $189,995)		(248,545)

(a) Convertible security.

(b) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2020, the value and the percentage of net assets of these liquid securities was $175 and 0.0%, respectively.

Summary of Investments by Country^	Total Long Term Investments
United States of America	72.6%
China	3.0
South Korea	2.9
Switzerland	2.2
Mexico	1.7
Canada	1.6
Cayman Islands	1.5
Brazil	1.5
Russian Federation	1.4
Netherlands	1.3
Hong Kong	1.0
Indonesia	1.0
India	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Summary of Investments by Country^	Total Long Term Investments
Taiwan	0.8
South Africa	0.8
Italy	0.6
United Kingdom	0.6
Japan	0.4
Belgium	0.4
Israel	0.3
Panama	0.3
Germany	0.3
Denmark	0.2
Australia	0.2
Liberia	0.2
Bermuda	0.2
Norway	0.2
Luxembourg	0.2
Macau	0.2
Hungary	0.2
France	0.1
Chile	0.1
Argentina	0.1
Spain	0.1
United Arab Emirates	0.1
Colombia	0.1
Puerto Rico	0.1
Greece	0.1
Philippines	0.1
Dominican Republic	0.1
Marshall Islands	0.1
Turkey	0.1
Cote D'Ivoire	0.1
Thailand	—
Singapore	—
Mauritius	—
Peru	—
Ukraine	—
Virgin Islands (British)	—
Egypt	—
Ireland	—
Ghana	—
Trinidad and Tobago	—
Kuwait	—
Jersey	—
Austria	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aeropuertos Dominicanos Siglo XXI, 6.75%, 03/30/29	06/10/19	209	209	—
AES Gener S.A., 7.13%, 03/26/79	06/05/19	207	222	—
Agile Group Holdings Limited, 7.75% (callable at 100, 05/25/25)	01/27/20	206	206	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	04/23/20	235	292	0.1
Ajecorp B.V., 6.50%, 05/14/22	05/27/20	145	149	—
Andina Acquisition Corporation, 8.20%, 01/31/22	06/03/20	193	209	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.88% (callable at 100, 04/14/21)	03/22/17	216	249	—
Banco BTG Pactual S.A., 7.75%, 02/15/29	06/04/19	204	218	—
Banco GNB Sudameris S.A., 6.50%, 04/03/27	06/15/20	189	205	—
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	165	172	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	05/30/19	207	226	—
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	03/13/18	640	623	0.1
BNP Paribas, 6.13% (callable at 100, 06/17/22)	03/22/17	285	336	0.1
Braskem Netherlands Finance B.V., 5.88%, 01/31/50	05/06/20	158	207	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	05/30/19	200	216	—
C10 Capital (SPV) Limited, 4.96% (callable at 100, 03/29/21)	06/27/19	199	183	—
Capex SA, 6.88%, 05/15/24	02/10/20	92	87	—
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	191	201	—
CIFI Holdings (Group) Co. Ltd., 5.38% (callable at 100, 08/24/22)	04/22/20	177	201	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commonwealth of Australia, 3.00%, 03/21/47	06/08/17	1,743	1,927	0.2
Commonwealth of Australia, 1.75%, 06/21/51	10/28/20	605	623	0.1
Cooperatieve Rabobank U.A., 4.63% (callable at 100, 12/29/25)	11/10/20	759	799	0.1
Cooperatieve Rabobank U.A., 6.63% (callable at 100, 06/29/21)	03/06/18	513	501	0.1
Credit Agricole SA, 6.50% (callable at 100, 06/23/21)	05/23/17	282	312	0.1
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	375	392	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	06/07/19	199	193	—
CSN Islands XII Corp, 7.00% (callable at 100, 03/23/21)	05/30/19	178	198	—
Danske Bank A/S, 5.88% (callable at 100, 04/06/22)	03/22/17	506	587	0.1
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	04/14/20	175	209	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	209	227	—
Geopark Limited, 6.50%, 09/21/24	06/05/19	200	207	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	208	208	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/16/20	152	218	—
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/24	07/31/20	186	205	—
Intesa Sanpaolo S.p.A., 5.88% (callable at 100, 09/01/31)	11/10/20	751	820	0.1
Intesa Sanpaolo S.p.A., 7.00% (callable at 100, 01/19/21)	05/17/17	557	611	0.1
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	11/10/20	226	247	—
Kosmos Energy Ltd., 7.13%, 04/04/26	06/03/20	176	189	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	10/18/19	202	214	—
Metinvest B.V., 7.75%, 10/17/29	05/07/20	141	219	—
PERU LNG, 5.38%, 03/22/30	04/16/20	118	177	—
Pharming Group N.V., 3.00%, 01/21/25	10/27/20	786	867	0.1
PT. Bayan Resources, Tbk, 6.13%, 01/24/23	06/15/20	177	205	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 02/17/22)	12/06/19	192	199	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	196	200	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	02/14/20	2,865	3,497	0.3
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	05/30/19	179	206	—
TBLA International Pte. Ltd., 7.00%, 01/24/23	11/30/20	197	201	—
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	256	0.1
TMB Bank Public Company Limited, 4.90% (callable at 100, 12/02/24)	12/14/20	194	195	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	03/05/20	184	112	—
UBS Group Funding (Switzerland) AG, 5.75% (callable at 100, 02/19/22)	03/28/17	220	256	0.1
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	205	227	—
UniCredit S.p.A., 6.63% (callable at 100, 06/03/23)	07/14/17	1,027	1,141	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/04/19	181	156	—
UPL Corporation Limited, 5.25% (callable at 100, 02/27/25)	04/14/20	134	197	—
Walnut Bidco PLC, 9.13%, 08/01/24	02/25/20	206	211	—
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	204	216	—
		19,977	22,036	2.0

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC - 2020 Delayed Draw Term Loan	19	-

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
AUD/USD Spot Rate	102	March 2021		7,675	19	179
CAD/USD Spot Rate	30	March 2021		2,350	(1)	—
Euro OAT	18	March 2021	EUR	3,007	—	18
Japan 10 Year Bond	2	March 2021	JPY	304,062	—	(2)
JPY/USD Spot Rate	58	March 2021		6,977	(2)	48
MXN/USD Spot Rate	165	March 2021		4,095	(11)	8
RUB/USD Spot Rate	115	March 2021		3,878	13	(27)
United States 5 Year Note	828	April 2021		104,242	39	222
United States Long Bond	1,058	March 2021		184,691	364	(1,458)
United States Ultra Bond	83	March 2021		17,706	63	19
					484	(993)
Short Contracts
90 Day Eurodollar	(102)	March 2021		(25,440)	—	(16)
90 Day Eurodollar	(349)	June 2021		(86,241)	—	(865)
EUR/USD Spot Rate	(48)	March 2021		(7,301)	38	(47)
Euro Bund	(436)	March 2021	EUR	(77,201)	—	(304)
Euro Buxl 30 Year Bond	(7)	March 2021	EUR	(1,556)	—	(26)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Multi-Manager Alternative Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD Spot Rate	(57)	March 2021		(4,764)	(15)	(102)
Italy Government BTP Bond	(65)	March 2021	EUR	(9,840)	—	(49)
Long Gilt	(112)	March 2021	GBP	(15,018)	(44)	(218)
United States 10 Year Note	(692)	March 2021		(95,446)	(78)	(104)
United States 2 Year Note	(10)	April 2021		(2,209)	—	—
					(99)	(1,731)

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.45	(S)	05/15/27	109,776	(65)	1,158
3M LIBOR (Q)	Receiving	0.71	(S)	05/20/30	12,129	(13)	198
3M LIBOR (Q)	Receiving	0.69	(S)	06/24/30	13,430	(14)	253
3M LIBOR (Q)	Receiving	0.68	(S)	07/08/30	14,230	(15)	285
3M LIBOR (Q)	Receiving	0.80	(S)	11/15/45	11,827	(47)	1,135
3M LIBOR (Q)	Receiving	1.23	(S)	02/15/47	543	(2)	20
3M LIBOR (Q)	Receiving	1.20	(S)	02/15/47	901	(4)	34
3M LIBOR (Q)	Receiving	1.00	(S)	02/15/47	6,870	(29)	586
3M LIBOR (Q)	Receiving	0.90	(S)	03/17/50	520	(2)	58
3M LIBOR (Q)	Receiving	1.20	(S)	10/07/50	484	(2)	23
3M LIBOR (Q)	Paying	0.19	(S)	06/15/22	21,171	1	1
3M LIBOR (Q)	Paying	0.38	(S)	02/28/25	10,118	5	14
3M LIBOR (Q)	Paying	0.84	(S)	11/27/25	14,994	3	8
Federal Funds Effective Rate (A)	Receiving	0.26	(A)	05/15/27	8,816	(11)	115
Federal Funds Effective Rate (A)	Paying	0.10	(A)	11/30/24	7,209	3	(23)
U.S. SOFR (A)	Receiving	0.56	(A)	07/20/45	3,170	(19)	376
U.S. SOFR (A)	Receiving	0.74	(A)	08/19/45	1,060	(6)	91
						(217)	4,332

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.35 (Q)	5.00	12/20/25	(2,169)	202	3	17
CDX.NA.IG.34 (Q)	1.00	06/20/25	(9,968)	163	5	100
CDX.NA.IG.35 (Q)	1.00	12/20/25	(9,635)	236	5	15
				601	13	132

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Feb. 2021	(5)	EUR	178.00	01/22/21	—	(2)
Euro Bund Future, Feb. 2021	(16)	EUR	177.50	01/22/21	—	(1)
Euro Bund Future, Feb. 2021	(10)	EUR	177.00	01/22/21	—	3
					—	—

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
AUD/USD Spot Rate Future, Mar. 2021	Put	0.76	01/08/21	5	1
EUR/USD Spot Rate Future, Mar. 2021	Put	1.23	01/08/21	18	11
EUR/USD Spot Rate Future, Mar. 2021	Put	1.22	01/08/21	6	2
EUR/USD Spot Rate Future, Mar. 2021	Put	1.21	01/08/21	35	5
JPY/USD Spot Rate Future, Mar. 2021	Call	0.96	01/08/21	6	11
United States 10 Year Note Future, Mar. 2021	Call	138.00	01/22/21	8	5
United States 10 Year Note Future, Mar. 2021	Put	138.00	01/22/21	5	2
United States 10 Year Note Future, Mar. 2021	Put	137.50	01/22/21	10	2
United States 10 Year Note Future, Mar. 2021	Put	127.50	01/22/21	121	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
United States Long Bond Future, Mar. 2021	Call	173.00	01/22/21	18	29
United States Long Bond Future, Mar. 2021	Call	172.00	01/22/21	8	18
United States Long Bond Future, Mar. 2021	Put	172.50	01/22/21	5	6
					92
Options on Securities
American Airlines Group Inc.	Put	13.00	01/15/21	56	1
American Airlines Group Inc.	Put	12.00	01/15/21	56	—
Cinemark Holdings, Inc.	Call	20.00	02/19/21	56	8
II-VI Incorporated	Call	75.00	01/15/21	8	3
iShares 7-10 Year Treasury Bond ETF	Put	117.00	02/19/21	351	7
iShares U.S. Medical Devices ETF	Put	295.00	01/15/21	84	5
On Semiconductor Corporation	Call	35.00	01/29/21	28	2
Sabre Corporation	Call	15.00	02/19/21	55	2
The Marcus Corporation	Call	17.50	02/19/21	55	2
The Marcus Corporation	Put	10.00	01/15/21	66	—
					30

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	MSC	Call	BRL	5.45	02/26/21	1,490,000	23
USD/BRL Spot Rate	MSC	Call	BRL	5.20	03/16/21	1,490,000	53
USD/MXN Spot Rate	GSC	Call	MXN	20.00	03/04/21	1,500,000	38
USD/MXN Spot Rate	MSC	Call	MXN	20.60	02/26/21	1,490,000	20
USD/CNY Spot Rate	JPM	Put	CNY	6.50	05/20/21	1,480,000	15
USD/MXN Spot Rate	GSC	Put	MXN	22.00	01/07/21	1,480,000	155
USD/RUB Spot Rate	CGM	Put	RUB	80.60	02/02/21	1,390,000	116
USD/RUB Spot Rate	GSC	Put	RUB	76.00	02/16/21	1,400,000	47
USD/RUB Spot Rate	GSC	Put	RUB	77.05	01/28/21	1,490,000	60
							527

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Mar. 2021	Call	0.75	01/08/21	6	(12)
AUD/USD Spot Rate Future, Mar. 2021	Call	0.75	01/08/21	2	(6)
AUD/USD Spot Rate Future, Mar. 2021	Put	0.73	01/08/21	22	—
AUD/USD Spot Rate Future, Mar. 2021	Put	0.74	01/08/21	6	—
AUD/USD Spot Rate Future, Mar. 2021	Put	0.74	01/08/21	6	—
AUD/USD Spot Rate Future, Mar. 2021	Put	0.71	01/08/21	6	—
AUD/USD Spot Rate Future, Mar. 2021	Put	0.72	01/08/21	16	—
AUD/USD Spot Rate Future, Mar. 2021	Put	0.73	01/08/21	5	—
EUR/USD Spot Rate Future, Mar. 2021	Call	1.22	01/08/21	6	(6)
EUR/USD Spot Rate Future, Mar. 2021	Call	1.23	01/08/21	1	—
EUR/USD Spot Rate Future, Mar. 2021	Call	1.20	01/08/21	6	(18)
EUR/USD Spot Rate Future, Mar. 2021	Call	1.21	01/08/21	3	(6)
EUR/USD Spot Rate Future, Mar. 2021	Call	1.18	01/08/21	6	(38)
EUR/USD Spot Rate Future, Mar. 2021	Call	1.19	01/08/21	6	(26)
EUR/USD Spot Rate Future, Mar. 2021	Call	1.20	01/08/21	11	(41)
EUR/USD Spot Rate Future, Mar. 2021	Call	1.23	02/05/21	5	(5)
EUR/USD Spot Rate Future, Mar. 2021	Put	1.19	01/08/21	5	—
EUR/USD Spot Rate Future, Mar. 2021	Put	1.22	01/08/21	12	(4)
EUR/USD Spot Rate Future, Mar. 2021	Put	1.20	01/08/21	8	—
EUR/USD Spot Rate Future, Mar. 2021	Put	1.17	01/08/21	6	—
EUR/USD Spot Rate Future, Mar. 2021	Put	1.18	01/08/21	10	—
EUR/USD Spot Rate Future, Mar. 2021	Put	1.18	01/08/21	21	—
EUR/USD Spot Rate Future, Mar. 2021	Put	1.22	02/05/21	6	(6)
JPY/USD Spot Rate Future, Mar. 2021	Put	0.96	01/08/21	6	—
United States 10 Year Note Future, Mar. 2021	Call	139.00	01/22/21	47	(7)
United States 10 Year Note Future, Mar. 2021	Call	138.50	01/22/21	110	(28)
United States 5 Year Note Future, Mar. 2021	Call	126.00	01/22/21	26	(7)
United States 5 Year Note Future, Mar. 2021	Put	125.75	01/22/21	33	(3)
United States Long Bond Future, Mar. 2021	Call	176.00	01/22/21	11	(4)
United States Long Bond Future, Mar. 2021	Call	175.00	01/22/21	65	(48)
United States Long Bond Future, Mar. 2021	Call	173.50	01/22/21	10	(14)
United States Long Bond Future, Mar. 2021	Call	174.00	01/22/21	51	(56)
United States Long Bond Future, Mar. 2021	Call	174.00	02/19/21	10	(18)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
United States Long Bond Future, Mar. 2021	Put	170.00	01/22/21	11	(6)
					(359)
Options on Securities
American Equity Investment Life Holding Company	Call	25.00	02/19/21	4	(2)
American Equity Investment Life Holding Company	Call	25.00	05/21/21	5	(2)
Cinemark Holdings, Inc.	Put	15.00	02/19/21	56	(6)
Fitbit, Inc.	Call	8.00	01/15/21	168	—
Fitbit, Inc.	Call	8.00	02/19/21	551	(1)
Fitbit, Inc.	Call	9.00	02/19/21	7	—
Fitbit, Inc.	Call	8.00	05/21/21	56	—
Fitbit, Inc.	Call	10.00	05/21/21	23	—
Fitbit, Inc.	Call	12.00	05/21/21	168	—
Gores Holdings IV, Inc.	Call	12.50	01/15/21	13	(2)
RealPage, Inc.	Call	90.00	01/15/21	45	—
RealPage, Inc.	Call	90.00	02/19/21	67	(1)
Synaptics Incorporated	Put	70.00	02/19/21	42	(4)
Verint Systems Inc.	Put	60.00	02/19/21	23	(2)
Verint Systems Inc.	Put	55.00	02/19/21	13	(1)
					(21)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.35, 12/20/25	MSC	Call		52.50	01/21/21	1,492,000	(3)

Foreign Currency Options
USD/BRL Spot Rate	JPM	Call	BRL	6.02	02/01/21	1,390,000	(2)
USD/BRL Spot Rate	MSC	Call	BRL	5.60	01/12/21	1,480,000	(2)
USD/BRL Spot Rate	MSC	Call	BRL	5.73	02/26/21	2,980,000	(21)
USD/BRL Spot Rate	MSC	Call	BRL	5.48	03/16/21	2,980,000	(53)
USD/BRL Spot Rate	GSC	Put	BRL	5.43	01/06/21	1,480,000	(68)
USD/BRL Spot Rate	MSC	Put	BRL	5.46	01/12/21	1,480,000	(79)
USD/CNY Spot Rate	JPM	Call	CNY	6.90	05/20/21	1,480,000	(6)
USD/MXN Spot Rate	GSC	Call	MXN	20.85	03/04/21	3,000,000	(36)
USD/MXN Spot Rate	MSC	Call	MXN	21.50	02/26/21	2,980,000	(18)
USD/MXN Spot Rate	CGM	Put	MXN	20.58	02/02/21	1,390,000	(54)
USD/MXN Spot Rate	GSC	Put	MXN	21.10	01/07/21	2,960,000	(178)
USD/NOK Spot Rate	GSC	Put	NOK	9.00	02/02/21	1,600,000	(82)
USD/RUB Spot Rate	GSC	Call	RUB	82.50	01/28/21	1,490,000	(3)
USD/RUB Spot Rate	GSC	Call	RUB	75.84	03/10/21	1,490,000	(33)
USD/RUB Spot Rate	CGM	Put	RUB	78.00	02/02/21	2,780,000	(145)
USD/RUB Spot Rate	GSC	Put	RUB	73.79	02/16/21	2,800,000	(45)
USD/RUB Spot Rate	JPM	Put	RUB	73.80	01/27/21	1,490,000	(18)
USD/RUB Spot Rate	JPM	Put	RUB	75.37	02/15/21	1,490,000	(41)
							(884)

JNL Multi-Manager Alternative Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	01/19/21	AUD	52	40	—
BRL/USD	MSC	01/14/21	BRL	687	132	8
BRL/USD	CIT	01/19/21	BRL	12,966	2,496	175
BRL/USD	GSC	01/19/21	BRL	15,061	2,899	(68)
BRL/USD	GSC	01/19/21	BRL	18,417	3,545	134
BRL/USD	MSC	01/19/21	BRL	8,140	1,567	120
CAD/USD	CIT	01/19/21	CAD	2,354	1,848	73
CNY/USD	JPM	01/19/21	CNY	48,821	7,458	270
EUR/USD	GSC	01/05/21	EUR	897	1,095	48
EUR/USD	BNP	01/19/21	EUR	1,286	1,572	9
EUR/USD	CIT	01/19/21	EUR	767	937	6
EUR/USD	GSC	01/19/21	EUR	280	342	12
EUR/USD	MSC	01/19/21	EUR	641	783	(3)
EUR/USD	MSC	01/19/21	EUR	650	794	16
EUR/USD	GSC	03/17/21	EUR	329	402	12
EUR/USD	SSB	03/25/21	EUR	1,234	1,510	5
GBP/USD	GSC	01/19/21	GBP	3,533	4,830	260
GBP/USD	JPM	05/18/21	GBP	7	9	—
HKD/USD	BBH	01/04/21	HKD	3,501	452	—
HKD/USD	SSB	01/04/21	HKD	206	27	—
HKD/USD	JPM	01/11/21	HKD	2,047	264	—
HKD/USD	JPM	01/15/21	HKD	1,232	159	—
IDR/USD	JPM	01/19/21	IDR	3,152,290	224	(2)
INR/USD	GSC	01/19/21	INR	141,755	1,937	37
INR/USD	JPM	01/19/21	INR	245,614	3,357	48
JPY/USD	SSB	01/04/21	JPY	28,543	276	1
JPY/USD	GSC	01/19/21	JPY	182,074	1,763	12
MXN/USD	BNP	01/19/21	MXN	20,822	1,045	86
MXN/USD	CIT	01/19/21	MXN	1,197	60	—
MXN/USD	GSC	01/19/21	MXN	2,497	125	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MXN/USD	CIT	02/04/21	MXN	11,406	571	37
MXN/USD	GSC	03/08/21	MXN	427	21	—
NOK/USD	JPM	01/19/21	NOK	14,702	1,712	153
NOK/USD	GSC	02/04/21	NOK	6,167	718	46
RUB/USD	CIT	01/19/21	RUB	33,071	445	(8)
RUB/USD	CIT	01/19/21	RUB	114,848	1,546	44
RUB/USD	GSC	01/19/21	RUB	267,568	3,602	154
RUB/USD	JPM	01/28/21	RUB	32,176	433	18
RUB/USD	JPM	02/16/21	RUB	44,573	598	25
RUB/USD	MSC	03/11/21	RUB	30,229	405	(5)
USD/AUD	GSC	01/19/21	AUD	(792)	(610)	(52)
USD/AUD	JPM	01/19/21	AUD	(3,920)	(3,021)	(183)
USD/AUD	JPM	01/19/21	AUD	(13)	(10)	—
USD/AUD	JPM	04/09/21	AUD	(2,127)	(1,639)	(115)
USD/BRL	GSC	01/19/21	BRL	(3,183)	(613)	(23)
USD/BRL	GSC	01/19/21	BRL	(11,988)	(2,308)	67
USD/BRL	MSC	03/02/21	BRL	(385)	(74)	(3)
USD/CAD	CIT	01/19/21	CAD	(252)	(198)	(7)
USD/CAD	JPM	01/19/21	CAD	(46)	(36)	(1)
USD/CAD	SSB	03/25/21	CAD	(2,970)	(2,333)	1
USD/CNH	BNP	01/19/21	CNH	(7,929)	(1,219)	(47)
USD/CNY	JPM	05/24/21	CNY	(4,526)	(686)	(8)
USD/EUR	GSC	01/05/21	EUR	(2,454)	(2,997)	(92)
USD/EUR	BNP	01/19/21	EUR	(3,290)	(4,018)	(115)
USD/EUR	CIT	01/19/21	EUR	(2,665)	(3,256)	(95)
USD/EUR	GSC	01/19/21	EUR	(4,372)	(5,341)	(173)
USD/EUR	GSC	02/25/21	EUR	(329)	(402)	—
USD/EUR	JPM	02/25/21	EUR	(3,310)	(4,047)	(3)
USD/EUR	GSC	03/17/21	EUR	(329)	(402)	(37)
USD/EUR	SSB	03/25/21	EUR	(1,859)	(2,274)	11
USD/GBP	GSC	01/19/21	GBP	(655)	(895)	(37)
USD/GBP	GSC	01/19/21	GBP	(122)	(167)	—
USD/GBP	JPM	05/13/21	GBP	(648)	(886)	(20)
USD/GBP	JPM	05/18/21	GBP	(3,504)	(4,792)	(150)
USD/GBP	JPM	05/18/21	GBP	(16)	(22)	—
USD/HKD	JPM	01/11/21	HKD	(2,048)	(264)	—
USD/HKD	JPM	01/15/21	HKD	(1,232)	(159)	—
USD/HKD	JPM	03/02/21	HKD	(6,012)	(776)	—
USD/HKD	JPM	05/04/21	HKD	(2,253)	(291)	—
USD/IDR	JPM	01/19/21	IDR	(109,689,887)	(7,797)	(417)
USD/JPY	SSB	01/04/21	JPY	(2,361)	(23)	—
USD/JPY	GSC	01/19/21	JPY	(598,065)	(5,793)	(115)
USD/JPY	JPM	03/11/21	JPY	(97,340)	(943)	(4)
USD/MXN	BNP	01/19/21	MXN	(100,314)	(5,033)	(511)
USD/MXN	GSC	01/19/21	MXN	(23,763)	(1,192)	(14)
USD/MXN	JPM	01/19/21	MXN	(30,486)	(1,529)	(107)
USD/MXN	MSC	01/19/21	MXN	(15,984)	(802)	(13)
USD/MXN	MSC	01/19/21	MXN	(58,383)	(2,930)	9
USD/MXN	JPM	02/04/21	MXN	(11,660)	(584)	(38)
USD/MXN	MSC	03/02/21	MXN	(238)	(12)	—
USD/MXN	GSC	03/08/21	MXN	(427)	(21)	—
USD/NOK	MSC	02/04/21	NOK	(6,167)	(718)	(46)
USD/RUB	GSC	01/19/21	RUB	(486,546)	(6,549)	(418)
USD/RUB	GSC	01/19/21	RUB	(114,000)	(1,534)	21
USD/RUB	JPM	01/19/21	RUB	(53,515)	(720)	(21)
USD/RUB	CIT	01/28/21	RUB	(32,176)	(433)	(18)
USD/RUB	GSC	01/29/21	RUB	(79,354)	(1,067)	(67)
USD/RUB	GSC	03/11/21	RUB	(30,229)	(405)	5
USD/SEK	GSC	03/09/21	SEK	(504)	(61)	—
USD/TWD	BNP	01/19/21	TWD	(6,543)	(233)	(1)
USD/TWD	BNP	01/19/21	TWD	(21,571)	(768)	5
USD/TWD	JPM	01/19/21	TWD	(20,415)	(727)	(3)
USD/TWD	JPM	01/19/21	TWD	(36,540)	(1,301)	3
USD/ZAR	GSC	01/19/21	ZAR	(16,617)	(1,129)	(171)
ZAR/USD	SSB	01/04/21	ZAR	1,307	89	—
					(33,952)	(1,278)

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	192,000	(2)	42
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	320,000	2	66
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	373,400	—	79
								—	187

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Acer Inc. (E)	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(1,147,000)		(982)	14
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(457,300)		(935)	(16)
Alibaba Group Holding Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	37,400	HKD	9,200	(65)
Alibaba Group Holding Limited (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	37,226		9,379	(718)
Alinma Bank (E)	GSC	Federal Funds Effective Rate -1.95% (M)	TBD	(85,023)		(370)	3
Amorepacific Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(5,555)		(1,072)	18
Arab National Bank (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(130,160)		(697)	(1)
ASUSTeK Computer Inc. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(106,000)		(953)	8
Autohome Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(6,997)		(689)	(8)
Banco Inter S.A. (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(162,100)		(957)	(70)
Banco Santander (Brasil) S.A. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(63,500)		(551)	(2)
Bancolombia SA (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(29,398)		(1,195)	5
Banque Saudi Fransi (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(110,197)		(931)	2
Celltrion Healthcare Co. Ltd. (E)	MBL	Federal Funds Effective Rate -1.61% (M)	TBD	(19,173)		(2,790)	(87)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(6,442)		(2,080)	(50)
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(674,000)		(1,073)	16
China Communications Construction Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,992,000)	HKD	(7,231)	72

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
China Life Insurance Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(216,000)	HKD	(3,655)	(5)
China Mobile Limited (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(33,477)		(952)	(3)
China Railway Construction Co., Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,584,000)	HKD	(7,271)	71
China Taiping Insurance Holdings Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(275,400)	HKD	(3,900)	6
China Telecom Corporation Limited (E)	GSC	Federal Funds Effective Rate -0.90% (M)	TBD	(34,276)		(950)	5
Cielo S.A. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(466,700)		(345)	(20)
Compal Electronics, INC. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,303,000)		(954)	(6)
Compañia Cervecerias Unidas S.A. (E)	GSC	Federal Funds Effective Rate -0.41% (M)	TBD	(51,523)		(774)	9
CRRC Corporation Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,029,000)	HKD	(2,922)	23
DBS Group Holdings Ltd (E)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	78,586	SGD	1,986	(14)
Dentium Co., Ltd. (E)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(25,696)		(964)	(10)
ELAN Microelectronics Corporation (E)	GSC	Federal Funds Effective Rate -3.75% (M)	TBD	(201,000)		(956)	—
Elbit Systems Ltd. (E)	MSC	Federal Funds Effective Rate -0.80% (M)	TBD	(7,910)		(936)	(109)
ENN energy Holdings Limited (E)	HSB	1M HIBOR +0.35% (M)	TBD	78,200	HKD	8,508	50
Far EasTone Telecommunications Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(398,000)		(860)	(7)
Formosa Petrochemical Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(292,000)		(965)	(72)
Fortune Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	654,000	HKD	4,722	14
Fullshare Holdings Limited (E)	GSC	1M HIBOR -14.25% (M)	TBD	(39,170,000)	HKD	(6,424)	(134)
Glencore PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	164,978	GBP	397	(17)
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(6,301,300)	SGD	(970)	(24)
Grand Korea Leisure Co.Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(61,753)		(955)	5
Grupo Televisa S.A.B. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(57,183)		(470)	(1)
GSX Techedu Inc. (E)	GSC	Federal Funds Effective Rate -1.82% (M)	TBD	(6,574)		(388)	48
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	47,045		1,560	(66)
Hang Lung Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	248,000	HKD	4,801	35
Hapvida Participacoes E Investimentos Ltda (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(113,500)		(338)	4
Hartalega Holdings Berhad (E)	HSB	Federal Funds Effective Rate -5.00% (M)	TBD	(321,200)		(990)	18
HSBC Holdings PLC (E)	GSC	1M HIBOR -0.50% (M)	TBD	(180,800)	HKD	(7,413)	6
Jerónimo Martins, SGPS, S.A. (E)	GSC	1W Euribor +0.40% (M)	TBD	24,158	EUR	343	(6)
KE Holdings Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,193)		(330)	11
Korea Electric Power Corp (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(34,413)		(755)	(113)
Largan Precision Co.,Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(9,000)		(1,031)	8
Longfor Group Holdings Limited (E)	HSB	1M HIBOR +0.35% (M)	TBD	199,500	HKD	8,519	82
Lotte Shopping Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(11,748)		(1,085)	(23)
Mirae Asset Daewoo Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(171,236)		(1,519)	31
Momo Inc. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	18,164		234	20
Naspers (E)	GSC	Federal Funds Effective Rate +0.75% (M)	TBD	48,905		2,032	(45)
National Bank of Kuwait S.A.K.P. (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(242,936)		(670)	(2)
Natura & Co Holding SA (E)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(96,000)		(922)	(49)
Netdragon Websoft Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	130,500	HKD	2,109	20
NetEase, Inc. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	14,251		1,220	148
New China Life Insurance Company Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(131,600)	HKD	(3,961)	(3)
Notre Dame Intermedica Participacoes S.A. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(22,300)		(324)	(13)
Paradise Co., Ltd. (E)	MSC	Federal Funds Effective Rate -2.00% (M)	TBD	(67,142)		(983)	37
POSCO (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	4,514		1,111	19
Powszechna Kasa Oszczednosci Bank Polski Spólka Akcyjna (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(85,681)		(673)	14
PPB Group Berhad (E)	MSC	Federal Funds Effective Rate -4.75% (M)	TBD	(193,700)		(884)	(10)
PT Bank Mandiri Tbk (E)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(498,200)		(236)	12
Pt. Bank Negara Indonesia (Persero) Tbk. (E)	MSC	Federal Funds Effective Rate -4.05% (M)	TBD	(1,200,000)		(552)	24
Public Joint Stock Company "Children's World" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	567,530		1,098	(20)
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	283,000		805	19
Public Joint Stock Society "Sberbank of Russia" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	40,395		630	(44)
Rabigh Refining and Petrochemical Company (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(143,188)		(541)	13
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(2,486)		(1,819)	(72)
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	48,709		3,288	343
Samsung Heavy Industries Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(182,184)		(1,163)	(18)
Samsung Securities Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(32,306)		(1,256)	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Sands China Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	425,200	HKD	14,478	(1)
Saudi Arabian Oil Company (E)	GSC	Federal Funds Effective Rate -2.93% (M)	TBD	(100,162)		(947)	11
Semiconductor Manufacturing International Corporation (E)	GSC	1M HIBOR -0.50% (M)	TBD	(330,500)	HKD	(7,023)	(36)
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(23,634)		(262)	73
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	2,718		292	4
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(17,284)		(1,138)	37
StarHub Ltd (E)	GSC	Singapore Swap Offer Rate -1.75% (M)	TBD	(835,600)	SGD	(1,086)	(7)
Synaptics Incorporated (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(12,108)		(1,017)	(150)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	23,684		2,489	103
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	173,558		3,108	180
Taiwan Semiconductor Manufacturing Co Ltd (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	12,249		1,287	54
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	65,100	HKD	36,456	32
The Hong Kong And China Gas Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(649,972)	HKD	(7,488)	(5)
Tiger Brands Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(51,113)	ZAR	(10,657)	2
Top Glove Corporation Bhd (E)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(581,300)		(968)	57
Total SE (E)	GSC	1W Euribor +0.40% (M)	TBD	5,141	EUR	188	(8)
Trip.com Group Limited (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	26,433		903	(11)
True Corporation Public Company Limited (E)	MSC	Federal Funds Effective Rate -10.25% (M)	TBD	(9,935,400)		(1,144)	(2)
United Overseas Bank Limited (E)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	47,800	SGD	1,094	(11)
Value Partners Group Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(914,000)	HKD	(3,574)	(21)
WPG Holdings Limited (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(688,000)		(1,028)	(23)
Wynn Macau, Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,321,600	HKD	17,683	(62)
							(421)

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (E)	1M LIBOR +0.75% (Q)	BOA	12/21/20	40	—	(25)
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.45% (Q)	BOA	01/28/21	5,560	—	2,145
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	07/05/21	3,263	—	189
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	10/04/21	736	—	85
William Hill PLC (E)	1M LIBOR +0.45% (Q)	BOA	10/25/21	849	—	30
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	05/04/21	1,621	—	70
Naspers Ltd (E)	1M LIBOR +0.40% (Q)	GSC	09/17/21	844	—	127
Recipharm AB (publ) (E)	1M LIBOR +0.50% (Q)	GSC	01/26/22	60	—	1
Slack Technologies, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	01/26/22	8,451	—	(128)
Beijing Jingneng Clean Energy Co.,Limited (E)	3M LIBOR +0.40% (Q)	JPM	01/10/22	275	—	(2)
Car Inc (E)	3M LIBOR +0.40% (Q)	JPM	01/24/22	734	—	(9)
Coca-Cola Amatil Limited (E)	3M LIBOR +0.40% (Q)	JPM	12/29/21	1,481	—	181
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	JPM	04/01/21	248	—	16
RSA Insurance Group PLC (E)	3M LIBOR +0.30% (Q)	JPM	01/18/22	4,521	—	227
Saracen Mineral Holdings Limited (E)	1M LIBOR +0.50% (Q)	JPM	12/15/21	1,103	—	(31)
					—	2,876
Total return swap agreements - paying return
EQUITY
Advanced Micro Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	01/31/22	(2,601)	—	(116)
Analog Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	10/21/21	(5,747)	—	(1,452)
Just Eat Takeaway.Com N.V. (E)	1M LIBOR -0.35% (Q)	BOA	08/30/21	(5,237)	—	(135)
Marvell Technology Group Ltd (E)	1M LIBOR -0.40% (Q)	BOA	01/24/22	(3,886)	—	(451)
Morgan Stanley (E)	1M LIBOR -0.40% (Q)	BOA	01/18/22	(3,387)	—	(319)
Peugeot SA (E)	1M LIBOR -0.35% (Q)	BOA	01/28/21	(4,954)	—	(1,775)
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21	(10,623)	—	(1,966)
AstraZeneca PLC (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/20/22	(1,945)	—	32
Northern Star Resources Ltd (E)	1M LIBOR -0.40% (Q)	GSC	12/15/21	(1,110)	—	31
Prosus N.V. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	10/18/21	(845)	—	(99)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Salesforce.Com, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/06/22	(3,444)	—	39
Advanced Micro Devices, Inc. (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	12/17/21	(2,407)	—	(332)
ConocoPhillips (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	12/27/21	(4,002)	—	(932)
Unilever PLC (Q)	Federal Funds Effective Rate -0.20% (E)	JPM	10/04/21	—	—	—
					—	(7,475)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 96.7%
China 29.8%
Alibaba Group Holding Limited (a) (b)	227	6,850
Alibaba Group Holding Limited - ADR (a)	239	55,731
Amoy Diagnostics Co., Ltd. - Class A	74	890
Anhui Conch Cement Company Limited - Class H	752	4,713
Anhui Gujing Distillery Co., Ltd. - Class B	795	11,063
Autohome Inc. - Class A - ADR	93	9,254
Baidu, Inc. - Class A - ADR (a)	56	12,148
BeiGene, Ltd. - ADR (a)	4	918
Beijing Capital International Airport Co. Ltd. - Class H	5,754	4,818
BY-HEALTH Co., Ltd. - Class A	1,512	5,598
China Construction Bank Corporation - Class H	19,041	14,481
China International Travel Service Company, Limited - Class A	38	1,634
China Life Insurance Company Limited - Class H	1,317	2,906
China Longyuan Power Group Corporation Limited - Class H	3,982	4,016
China Merchants Bank Co., Ltd. - Class H	610	3,861
China Oilfield Services Ltd. - Class H	1,887	1,599
China Resources Gas Group Ltd.	1,426	7,588
China Yangtze Power Co., Ltd. - GDR (a) (c) (d)	55	1,530
Chindata Group Holdings Ltd - ADR (a)	21	505
CIFI Holdings (Group) Co. Ltd.	2,113	1,795
CNOOC Limited	2,941	2,717
CSC Financial Co., Ltd. - Class H (e)	1,201	1,606
ENN Energy Holdings Ltd.	157	2,305
Estun Automation Co., Ltd. - Class A (a)	571	2,601
Fuyao Glass Industry Group Co., Ltd. - Class A	939	6,899
Glodon Company Limited - Class A	112	1,348
Guangdong Hisense Home Appliances Co., Ltd. - Class A	2,443	5,380
Guangdong Investment Ltd.	3,932	7,087
Guangzhou Automobile Group Co., Ltd. - Class H	6,970	7,796
Haier Smart Home Co., Ltd - Class H (a)	1,485	5,381
Hangzhou Tigermed Consulting Co., Ltd - Class H (a) (e)	33	763
Han's Laser Technology Industry Group Co., Ltd. - Class A	410	2,678
Hosa International Limited (a) (f)	7,408	—
Hundsun Technologies Inc. - Class A	452	7,248
Industrial and Commercial Bank of China Limited - Class H	5,681	3,689
Innovent Biologics, Inc. - Class B (a)	118	1,256
Joyy Inc. - Class A - ADR	61	4,879
Kingdee International Software Group Co. Ltd.	2,504	10,257
Kunlun Energy Co. Ltd.	8,036	6,962
Kweichow Moutai Co. Ltd. - Class A	14	4,357
Li Ning Company Limited	1,587	10,978
Longfor Group Holdings Limited	373	2,191
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	459	3,930
Meituan Dianping - Class B (a)	204	7,788
NARI Technology Co., Ltd. - Class A	1,188	4,831
New Oriental Education & Technology Group - ADR (a)	12	2,261
Ping An Bank Co., Ltd. - Class A	2,388	7,053
Ping An Insurance (Group) Co of China Ltd - Class A	669	8,876
Ping An Insurance (Group) Co of China Ltd - Class H	551	6,773
Shandong Pharmaceutical Glass Co., Ltd - Class A	896	6,868
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	545	1,239
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	27	1,753
Shenzhou International Group Holdings Limited	915	18,041
Sichuan Sunny Seal Co., Ltd. - Class A	749	5,462
Silergy Corp.	134	11,573
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	6,893	1,472
TAL Education Group - Class A - ADR (a)	39	2,786
Tencent Holdings Limited	797	57,923
Tencent Music Entertainment Group - Class A - ADR (a)	210	4,039
Tongcheng-Elong Holdings Limited (a) (e)	3,418	6,641
Tongdao Liepin Group (a) (e)	2,561	6,176
Travelsky Technology Ltd. - Class H	3,045	7,356
Trip.com Group Limited - ADR (a)	102	3,426
Tsingtao Brewery Co.,Ltd. - Class H	648	6,791
Vipshop (China) Co., Ltd. - ADR (a)	294	8,253
Weibo Corporation - Class A - ADR (a) (e)	186	7,645
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A	223	2,997
Wuliangye Yibin Co., Ltd. - Class A	237	10,540
WuXi AppTec Co., Ltd. - Class H (e)	817	16,129
Wuxi Biologics Cayman Inc (a)	277	3,663
Yangzijiang Shipbuilding (Holdings) Ltd.	10,009	7,254
Yatsen Holding Ltd - ADR (a)	74	1,253
Yifeng Pharmacy Chain Co., Ltd. - Class A	87	1,199
YiHai International Holdings Limited	172	2,567
Zai Lab (PTY) LTD (a)	7	887
Zai Lab (PTY) LTD - ADR (a)	12	1,565
Zhejiang Expressway Co. Ltd. - Class H	6,550	5,550
Zhejiang Runtu Co., Ltd. - Class A	2,902	4,137
		506,973
Taiwan 11.0%
Accton Technology Corporation	465	5,235
ADDCN Technology Co., Ltd.	715	5,429
Airtac International Group	372	11,996
Delta Electronics Inc.	561	5,273
E. Sun Financial Holding Co. Ltd.	2,349	2,134
Far Eastern New Century Corp.	2,309	2,380
GlobalWafers Co., Ltd.	300	7,590
HIWIN Technologies Corp.	152	2,094
Hon Hai Precision Industry Co. Ltd.	3,168	10,394
Kerry TJ Logistics Company Limited	4,472	7,137
MediaTek Inc.	569	15,199
President Chain Store Corp.	253	2,398
Realtek Semiconductor Corp.	330	4,607
Sino-American Silicon Products Inc.	321	2,040
Sporton International Inc.	915	8,742
Taiwan Secom Co., Ltd.	929	2,932
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	491	53,565
Taiwan Semiconductor Manufacturing Co. Ltd.	1,385	26,163
Voltronic Power Technology Corporation	286	11,424
		186,732
South Korea 8.8%
Amorepacific Corporation	43	8,231
CJ CheilJedang Corp.	8	2,715
Douzon Bizon Co. Ltd.	119	11,406
Koh Young Technology Inc.	69	6,673
LG Chem Ltd.	9	6,813
LG Household & Health Care Ltd.	5	7,409
Nice Information Service Co., Ltd.	459	10,487
Paradise Co., Ltd.	211	2,974
POSCO	29	7,215
S1 Corp.	123	9,592
Samsung Electronics Co. Ltd.	476	35,640
Samsung SDI Co. Ltd.	8	4,798
SaraminHR Co., Ltd.	294	7,304
Shinhan Financial Group Co. Ltd.	129	3,822
SK Hynix Inc.	76	8,355
SK Telecom Co. Ltd.	9	1,965
Webcash Corp.	163	10,758
Younglimwon Soft Lab Co., Ltd. (a)	331	4,327
		150,484
India 8.8%
Ambuja Cements Limited	2,121	7,236
Ashok Leyland Limited	3,693	4,845
Asian Paints Limited	145	5,498
Avenue Supermarts Limited (a)	142	5,384
Axis Bank Limited (a)	315	2,686
Bharti Airtel Ltd.	553	3,879
Dabur India Ltd.	230	1,687
Divi's Laboratories Ltd.	244	12,886

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
HDFC Bank Limited - ADR (a)	206	14,898
Hindalco Industries Limited	1,154	3,810
Hindustan Unilever Ltd.	78	2,565
ICICI Bank Limited (a)	1,532	11,293
ICICI Bank Limited - ADR (a)	244	3,627
Indiamart Intermesh Limited (a)	151	13,296
Kotak Mahindra Bank Ltd. (a)	546	14,949
Larsen and Toubro Limited	160	2,834
Oracle Financial Services Software Limited	198	8,735
Power Grid Corporation of India Limited	578	1,503
Reliance Industries Ltd.	178	4,860
Shriram Transport Finance Company Limited	204	2,934
Tech Mahindra Limited	510	6,809
WNS (Holdings) Limited - ADR (a)	188	13,525
		149,739
Russian Federation 5.5%
HeadHunter Group PLC - ADR (e)	545	16,485
Mobile Telesystems PJSC - ADR	238	2,134
Public Joint Stock Society "Inter RAO UES"	22,743	1,640
Public Joint Stock Society "Magnit"	12	916
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	5,137	11,101
Public Joint Stock Society "Novatek" - GDR (b)	39	6,427
Public Joint Stock Society "Sberbank of Russia"	853	3,129
Public Joint Stock Society "Sberbank of Russia" - ADR	578	8,407
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	4	1,164
Public Joint Stock Society Oil Company "Lukoil" - ADR	57	3,915
Public Joint Stock Society Oil Company "Rosneft" - GDR (b)	321	1,819
Yandex N.V. - Class A (a)	520	36,234
		93,371
Hong Kong 5.3%
AIA Group Limited	2,251	27,710
China Gas Holdings Ltd.	625	2,492
China Mengniu Dairy Company Limited	2,743	16,615
ESR Cayman Limited (a)	309	1,109
Galaxy Entertainment Group Ltd. (a)	929	7,225
Kerry Properties Ltd.	509	1,293
Kingboard Chemical Holdings Ltd.	2,332	9,830
Sands China Ltd.	901	3,979
Shimao Property Holdings Limited	850	2,711
Techtronic Industries Company Limited	1,182	16,931
		89,895
Brazil 5.2%
American Beverage Co Ambev	661	1,997
Banco BTG Pactual S.A. (a)	231	4,183
Boa Vista Servicos S/A (a)	3,044	7,412
BRF SA (a)	833	3,506
CCR S.A.	1,246	3,222
Cyrela Brazil Realty SA	140	793
Energisa S/A	144	1,453
Hapvida Participacoes E Investimentos Ltda	2,528	7,429
Lojas Renner S/A. (a)	793	6,633
Magazine Luiza S.A.	514	2,468
Notre Dame Intermedica Participacoes S.A.	591	8,914
Petrobras Distribuidora S/A.	494	2,097
Petroleo Brasileiro SA (a)	966	5,379
Raia Drogasil S.A. (a)	238	1,149
Tegma Gestao Logistica SA (a)	2,138	11,035
TOTVS S.A.	737	4,079
Vale S.A. - ADR	203	3,399
Vasta Platform Limited - Class A (a) (e)	722	10,467
XP Inc. - Class A (a)	93	3,705
		89,320
Mexico 3.1%
America Movil SAB de CV	2,620	1,908
Corporacion Moctezuma S.A.B. de C.V.	2,080	6,065
Fresnillo PLC	374	5,776
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	1,095	7,051
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	32	3,584
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (a)	48	7,895
Grupo Mexico SAB de CV - Class B (a)	1,719	7,265
Orbia Advance Corporation, S.A.B. de C.V.	3,309	7,773
Wal - Mart de Mexico, S.A.B. de C.V.	2,187	6,133
		53,450
Thailand 3.0%
Airports of Thailand Public Company Limited	2,194	4,562
Bangkok Dusit Medical Services Public Company Limited.	12,246	8,522
CP ALL Public Company Limited	3,861	7,526
Humanica Limited	29,270	8,761
Kasikornbank PCL	1,132	4,317
Land and Houses Public Company Limited - NVDR	2,971	790
Land and Houses Public Company Limited	21,548	5,736
Thai Beverage Public Company Limited	2,254	1,258
Union Auction Public Company Limited	28,389	9,419
		50,891
South Africa 2.8%
Capitec Bank Holdings Ltd. (a)	78	7,594
Clicks Group Ltd.	585	10,082
FirstRand Ltd.	1,201	4,193
Gold Fields Limited	213	1,980
Naspers Ltd. - Class N	70	14,446
Old Mutual Public Limited Company	3,650	2,961
Sanlam Ltd	413	1,657
Sibanye Stillwater (a)	265	1,087
Telkom SA Ltd.	2,169	4,559
		48,559
Indonesia 1.5%
Bank Rakyat Indonesia Persero Tbk PT	25,031	7,440
PT Sarana Menara Nusantara Tbk	76,446	5,223
PT. Bank Central Asia Tbk	5,344	12,899
Unilever Indonesia Tbk PT	1,485	777
		26,339
Poland 1.5%
"Dino Polska" Spolka Akcyjna (a)	88	6,836
Allegro.eu SA (a)	154	3,487
Powszechny Zaklad Ubezpieczen Spolka Akcyjna (a)	679	5,896
Wirtualna Polska Holding Spolka Akcyjna (a)	348	8,682
		24,901
Argentina 1.5%
MercadoLibre S.R.L (a)	13	22,872
YPF Sociedad Anonima - Class D - ADR (a) (e)	390	1,833
		24,705
United Kingdom 1.0%
Anglo American PLC	96	3,188
Hikma Pharmaceuticals Public Limited Company	37	1,262
Wizz Air Holdings PLC (a)	190	11,822
		16,272
United States of America 0.8%
EPAM Systems, Inc. (a)	40	14,243
Malaysia 0.8%
Carlsberg Brewery Malaysia Berhad	1,189	6,868
Heineken Malaysia Berhad	1,220	6,991
		13,859
Kazakhstan 0.7%
Kaspi.Kz, Ao - GDR (a) (c) (d)	177	11,885
Bermuda 0.6%
Credicorp Ltd.	66	10,852
Luxembourg 0.6%
Globant S.A. (a)	34	7,363
Tenaris SA	369	2,970
		10,333
Sweden 0.6%
VNV Global AB (publ) (a)	712	10,300
Vietnam 0.4%
Taisun Int'l (Holding) Corp.	572	2,489

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Vietnam Dairy Products Joint Stock Company	1,086	5,134
		7,623
Germany 0.4%
Delivery Hero SE (a)	45	7,065
Iceland 0.4%
Marel hf	1,070	6,578
Singapore 0.4%
Haw Par Corp. Ltd.	800	6,493
Hungary 0.3%
OTP Bank Plc	122	5,494
Switzerland 0.3%
Coca-Cola HBC AG	20	663
LafargeHolcim Ltd.	84	4,650
		5,313
Philippines 0.3%
Ayala Land Inc.	720	612
BDO Unibank, Inc.	429	955
PLDT Inc.	119	3,309
		4,876
Japan 0.3%
NEXON Co.,Ltd.	37	1,123
Tokyo Electron Ltd.	9	3,435
		4,558
Netherlands 0.2%
ASML Holding	8	4,092
Saudi Arabia 0.2%
KeyBank National Association	282	3,265
Turkey 0.2%
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	202	2,947
Czech Republic 0.1%
Komercni Banka A/S (a)	67	2,058
Greece 0.1%
Hellenic Telecommunications Organization SA - Class R	110	1,775
Cyprus 0.1%
Ozon Holdings PLC - ADR (a)	33	1,351
Portugal 0.1%
Jeronimo Martins, SGPS, S.A.	71	1,210
United Arab Emirates 0.0%
NMC Health PLC (f)	119	—
Total Common Stocks (cost $1,168,659)		1,647,801
PREFERRED STOCKS 1.4%
Brazil 1.0%
Banco Bradesco S.A. (a) (g)	722	3,774
Gerdau SA	304	1,433
Itau Unibanco Holding S.A. (g)	556	3,383
Petroleo Brasileiro S/A Petrobras. (a) (g)	1,495	8,157
		16,747
South Korea 0.4%
Samsung Electronics Co. Ltd.	98	6,634
Total Preferred Stocks (cost $14,303)		23,381
WARRANTS 0.4%
China 0.4%
CITIC Limited (a)	121	6,944
Sweden 0.0%
VNV Global AB (publ) (a)	111	290
Total Warrants (cost $6,104)		7,234
INVESTMENT COMPANIES 0.3%
United States of America 0.3%
iShares Core MSCI Emerging Markets ETF	83	5,178
Total Investment Companies (cost $5,125)		5,178
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.02% (h) (i)	11,443	11,443
T. Rowe Price Government Reserve Fund, 0.07% (h) (i)	6,414	6,414
		17,857
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.07% (h) (i)	10,220	10,220
Total Short Term Investments (cost $28,077)		28,077
Total Investments 100.5% (cost $1,222,268)		1,711,671
Other Assets and Liabilities, Net (0.5)%		(7,762)
Total Net Assets 100.0%		1,703,909

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $13,415 and 0.8% of the Fund.

(e) All or a portion of the security was on loan as of December 31, 2020.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/16/20	6,464	6,850	0.4
Public Joint Stock Society "Novatek"	09/25/20	5,472	6,427	0.4
Public Joint Stock Society Oil Company "Rosneft"	08/04/20	1,578	1,819	0.1
		13,514	15,096	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Multi-Manager Emerging Markets Equity Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	HSB	01/04/21	HKD	3,437	443	—
USD/BRL	SSB	01/04/21	BRL	(1,262)	(243)	(1)
USD/HKD	SSB	01/04/21	HKD	(20)	(3)	—
USD/HKD	HSB	01/05/21	HKD	(7,958)	(1,026)	—
USD/JPY	BNP	01/05/21	JPY	(5,116)	(49)	—
USD/ZAR	SSB	01/05/21	ZAR	(2,434)	(166)	1
					(1,044)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 98.2%
Japan 17.1%
AI Inside Inc. (a)	4	2,630
AS ONE Corporation	13	2,143
BayCurrent Consulting , Inc.	22	3,921
Canon Marketing Japan Inc. (b)	27	616
Capcom Co. Ltd.	36	2,356
Edion Corp.	44	450
eGuarantee, Inc.	79	1,718
Freee K.K. (a)	21	2,020
GungHo Online Entertainment, Inc.	80	1,782
Haseko Corp.	157	1,796
Hennge K.K. (a) (b)	17	1,376
Hosiden Corporation.	46	442
Japan Aviation Electronics Industry Ltd.	70	1,077
Japan Elevator Service Holdings Co.,Ltd.	113	2,857
Japan Material Co.,Ltd.	144	1,983
Kanamoto Co. Ltd.	1	21
Kandenko Co., Ltd.	56	471
Kobe Bussan Co., Ltd.	95	2,944
Komeri Co.,Ltd.	16	442
K's Holdings Corporation	107	1,485
Kumagai Gumi Co., Ltd.	27	682
Lasertec Corporation	43	5,130
Media Do Holdings Co., Ltd.	26	1,877
MegaChips Corporation	15	424
mixi, Inc.	46	1,133
Nishimatsu Construction Co. Ltd.	16	322
NISHIMATSUYA CHAIN Co., Ltd.	32	454
Oisix.daichi Inc. (a)	89	2,717
Penta-Ocean Construction Co., Ltd.	132	1,132
PLAID, Inc. (a)	93	3,353
Rakus Co.,Ltd.	60	1,385
Sawai Pharmaceutical Co.,Ltd.	18	839
Sumitomo Forestry Co. Ltd.	31	656
Takeuchi Mfg. Co., Ltd.	35	832
Toho Holdings Co. Ltd.	34	598
Yuasa Trading Co. Ltd.	13	415
		54,479
United Kingdom 9.9%
Avon Rubber p.l.c.	60	2,601
Central Asia Metals PLC	64	211
Dixons Carphone PLC (a)	422	668
Evraz PLC	353	2,273
Fevertree Drinks PLC	67	2,329
GAN Limited	89	1,801
Halfords Group PLC (a)	113	415
Indivior PLC (a)	659	980
Integrafin Holdings PLC (c)	373	2,833
Keller Group PLC	68	650
Morgan Sindall Group PLC	36	765
Redde Northgate PLC	271	991
Royal Mail PLC (a)	535	2,469
Softcat PLC	180	3,399
Team17 Group Plc (a)	252	2,726
Trainline PLC (a)	443	2,827
Wizz Air Holdings PLC (a)	57	3,540
		31,478
Sweden 8.1%
Avanza Bank Holding AB	120	3,399
Axfood Aktiebolag	56	1,306
Betsson AB - Class B (a)	108	974
Embracer Group Lager 1 AB - Class B (a)	67	1,622
G&L Beijer Ref AB - Class B	56	2,578
Indutrade Aktiebolag (a)	135	2,903
Inwido AB (publ) (a)	33	484
LeoVegas AB (publ)	87	372
Nobina AB (publ) (a)	61	517
Nordnet AB (a)	255	3,997
Peab AB - Class B (a)	9	101
Sectra Aktiebolag - Class B (a)	40	3,562
Vitec Software Group AB (publ) - Class B (b)	93	3,856
		25,671
Canada 6.6%
AGF Holdings Inc. - Class B	308	1,470
CAE Inc. (a)	122	3,385
Canaccord Genuity Group Inc.	58	505
Cargojet Inc.	14	2,395
Celestica Inc. (a)	61	489
Cominar REIT	95	605
Descartes Systems Group Inc. (a)	48	2,806
Docebo Canada Inc. (a)	28	1,843
FirstService Corporation	21	2,885
Kinaxis Inc. (a)	13	1,836
Labrador Iron Ore Royalty Corporation	27	686
Martinrea International Inc.	38	447
The North West Company Inc. (b)	36	912
Transcontinental Inc. - Class A	52	842
		21,106
Australia 6.6%
Appen Limited	100	1,915
Austal Limited	182	376
Australian Pharmaceutical Industries Ltd.	1,559	1,482
Harvey Norman Holdings Ltd.	402	1,459
JB Hi-Fi Limited	69	2,595
Metcash Limited (b)	899	2,346
Mineral Resources Limited	103	2,979
Nanosonics Limited (a)	504	3,121
Nuix Limited (a)	415	2,700
Zip Co Limited (a) (b)	505	2,091
		21,064
India 5.9%
Alembic Limited	22	314
Computer Age Management Services Private Limited (a)	108	2,674
Creditaccess Grameen Limited (a)	161	1,679
Granules India Limited	383	1,855
Indiabulls Housing Finance Limited	449	1,361
Indian Energy Exchange Limited	971	3,045
Ipca Laboratories Ltd.	13	380
Power Finance Corporation Limited	910	1,427
Syngene International Ltd. (a)	348	3,060
WNS (Holdings) Limited - ADR (a)	40	2,854
		18,649
Taiwan 5.3%
Airtac International Group	72	2,307
Arcadyan Technology Corporation	325	1,090
Compeq Manufacturing Co., Ltd.	286	447
ELAN Microelectronics Corporation	73	349
Everlight Electronics Co., Ltd.	515	778
General Interface Solution Holding Ltd.	456	1,869
Giga-Byte Technology Co. Ltd.	290	807
International Games System Co., Ltd.	—	8
Kindom Construction Corp.	224	269
Radiant Opto-Electronics Corp.	501	2,042
Simplo Technology Co. Ltd.	154	1,925
Supreme Electronics Co., Ltd.	632	774
Universal Vision Biotechnology Co., Ltd.	291	2,492
Yang Ming Marine Transport Corporation (a)	1,718	1,797
		16,954
Switzerland 4.8%
ALSO Holding AG - Class N	3	998
Global Blue Group Holding AG (a) (b)	230	2,993
Tecan Group AG - Class N	5	2,557
VAT Group AG	12	2,927
Zur Rose Group AG (a)	18	5,752
		15,227
Germany 4.1%
Ceconomy AG (a)	111	769
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	56	3,053
Evotec SE (a)	56	2,074
HORNBACH Holding AG & Co. KGaA	4	394
Hypoport SE - Class N (a)	4	2,294
Rheinmetall Aktiengesellschaft	14	1,463

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
TAG Immobilien AG	60	1,918
Wuestenrot & Wuerttembergische AG - Class N	52	1,057
		13,022
South Korea 3.3%
Daesang Corporation	34	816
DGB Financial Group	140	877
Douzon Bizon Co. Ltd.	7	693
GS Home Shopping Inc.	3	345
Hyosung TNC Corporation	6	1,074
Hyundai Home Shopping Network Corporation	5	409
Hyundai WIA Corp.	17	863
JB Financial Group Co. Ltd.	56	292
Kiwoom Securities Co., Ltd.	10	1,198
Korea Petrochemical Ind. Co., Ltd	8	1,765
LG International Corp.	32	728
Lotte Hi Mart Co., Ltd.	14	400
Meritz Fire & Marine Insurance Co. Ltd.	33	446
Seegene, Inc.	3	601
SK Networks Co. Ltd.	13	59
		10,566
Denmark 3.2%
ALK-Abello A/S - Class B (a)	8	3,153
Dampskibsselskabet NORDEN A/S	21	371
PER AARSLEFF Holding A/S - Class B	9	477
Royal Unibrew A/S	49	5,623
Scandinavian Tobacco Group A/S	39	671
		10,295
Netherlands 3.1%
ASR Nederland N.V.	63	2,529
BAM Group (a)	228	477
BE Semiconductor Industries N.V.	36	2,178
Eurocommercial Properties N.V. - DUTCHCERT	34	654
IMCD B.V.	19	2,418
PostNL NV	192	659
Signify N.V.	26	1,114
		10,029
Brazil 3.1%
Azul S.A. - ADR (a)	125	2,853
Companhia De Saneamento Do Pardo - Sanepardo	182	911
Empreendimentos Pague Menos S.A (a)	1,356	2,354
Grupo SBF S/A (a)	361	2,048
Qualicorp S.A.	117	787
Transmissora Alianca de Energia Eletrica S.A. (a)	134	860
		9,813
China 2.7%
China Aoyuan Group Limited	960	937
Daqo New Energy Corp. - ADR (a)	16	917
Huaxin Cement Co. Ltd. - Class B	910	1,976
Lao Feng Xiang Co. Ltd. - Class B	112	325
Sichuan Sunny Seal Co., Ltd. - Class A	246	1,791
Silergy Corp.	23	1,986
SITC International Holdings Company Limited	302	654
		8,586
Italy 2.4%
Amplifon S.p.A (a)	61	2,533
Azimut Holding S.p.A.	29	627
Interpump Group SpA	61	3,026
Unipol Gruppo Finanziario S.P.A.	326	1,560
		7,746
Malta 1.7%
Kambi Group PLC (a)	84	3,992
Kindred Group PLC - SDR (a)	145	1,433
		5,425
France 1.2%
Fnac Darty (a)	12	761
SOITEC (a)	13	2,631
Television Francaise 1 (b)	52	417
		3,809
Belgium 1.1%
Bpost	61	630
Unifiedpost Group (a)	93	2,873
		3,503
Singapore 0.9%
BW LPG PTE. LTD.	121	841
IGG Singapore Pte Ltd.	528	555
Yanlord Land Group Limited	1,764	1,500
		2,896
Hong Kong 0.9%
China Overseas Grand Oceans Group Limited	1,417	763
Kerry Properties Ltd.	199	507
Pacific Textiles Holdings Limited	668	440
United Laboratories International Holdings Ltd	504	358
VTech Holdings Ltd.	101	789
Yuexiu Property Co. Ltd.	—	—
		2,857
Norway 0.9%
Eurizon Opportunita	75	447
Pexip Holding ASA (a)	312	2,398
		2,845
Faroe Islands 0.8%
P/F Bakkafrost Sales	35	2,494
Russian Federation 0.7%
HeadHunter Group PLC - ADR	78	2,350
Indonesia 0.7%
PT Erajaya Swasembada Tbk (a)	2,331	365
PT. Bank Tabungan Pensiunan Nasional Syariah	7,265	1,945
		2,310
Mexico 0.7%
Regional, S.A.B. De C.V.	479	2,223
Luxembourg 0.6%
Globant S.A. (a)	9	2,043
Israel 0.5%
Plus500 Ltd	76	1,511
Turkey 0.5%
Dogan Sirketler Grubu Holding A.S. - Class A	1,825	757
Turk Traktor - Class A	28	681
		1,438
Malaysia 0.3%
Kossan Rubber Industries Bhd (a)	941	1,058
Thailand 0.3%
AP (Thailand) Public Company Limited	2,067	503
Origin Property Public Company Limited	1,267	321
		824
Jersey 0.2%
Centamin PLC	344	581
Total Common Stocks (cost $231,168)		312,852
PREFERRED STOCKS 0.6%
Brazil 0.5%
Companhia Paranaense de Energia Copel - Class B	109	1,567
Germany 0.1%
Dragerwerk AG & Co. KGaA (d)	6	448
Total Preferred Stocks (cost $1,797)		2,015
WARRANTS 0.5%
China 0.5%
Citigroup Global Markets Limited (Anhui Sunhere Pharmaceutical Excipients Co Ltd) (a)	576	1,525
Total Warrants (cost $2,101)		1,525
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund, 0.02% (e) (f)	2,867	2,867
Total Short Term Investments (cost $2,867)		2,867
Total Investments 100.2% (cost $237,933)		319,259
Other Assets and Liabilities, Net (0.2)%		(538)
Total Net Assets 100.0%		318,721

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Integrafin Holdings PLC	01/31/20	2,451	2,833	0.9

JNL Multi-Manager International Small Cap Fund– Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BBH	01/05/21	JPY	51,009	494	(1)
USD/SEK	SSB	01/04/21	SEK	(2,626)	(319)	1
USD/SEK	BBH	01/05/21	SEK	(1,627)	(198)	—
USD/SEK	BNY	01/05/21	SEK	(738)	(90)	—
					(113)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 94.8%
Information Technology 16.3%
Amdocs Limited	38	2,674
Amphenol Corporation - Class A	62	8,106
Arista Networks, Inc. (a)	11	3,167
Asana, Inc. - Class A (a)	138	4,073
Aspen Technology, Inc. (a)	28	3,608
Autodesk, Inc. (a)	16	4,733
Black Knight, Inc. (a)	51	4,550
CDW Corp.	40	5,285
Coherent Inc. (a)	31	4,696
DocuSign, Inc. (a)	6	1,267
DXC Technology Company (a)	122	3,136
Flex Ltd. (a)	354	6,365
Genpact Limited	114	4,707
Hewlett Packard Enterprise Company	229	2,714
Keysight Technologies, Inc. (a)	44	5,799
Lam Research Corp.	12	5,431
Leidos Holdings Inc.	35	3,637
MAXIMUS Inc.	57	4,172
Medallia, Inc. (a) (b)	303	10,082
Motorola Solutions Inc.	19	3,265
MTS Systems Corp. (a)	57	3,316
NCR Corporation (a)	106	3,975
New Relic, Inc. (a)	78	5,101
Okta, Inc. - Class A (a)	26	6,611
On Semiconductor Corporation (a)	155	5,086
Palo Alto Networks, Inc. (a)	27	9,595
Proofpoint, Inc. (a)	46	6,343
Pure Storage, Inc. - Class A (a)	405	9,157
Q2 Holdings, Inc. (a)	28	3,480
ServiceNow, Inc. (a)	12	6,605
Skyworks Solutions, Inc.	15	2,278
Smartsheet Inc. - Class A (a)	130	9,008
SolarEdge Technologies Ltd. (a)	13	4,021
Splunk Inc. (a)	72	12,172
Synopsys Inc. (a)	22	5,574
Workday, Inc. - Class A (a)	64	15,335
Zebra Technologies Corp. - Class A (a)	7	2,671
Zendesk, Inc. (a)	37	5,232
Zscaler, Inc. (a)	45	9,087
		216,114
Health Care 16.0%
Alexion Pharmaceuticals, Inc. (a)	23	3,593
Align Technology, Inc. (a)	19	10,153
Avantor, Inc. (a)	231	6,491
Baxter International Inc.	33	2,641
BioMarin Pharmaceutical Inc. (a)	39	3,429
Bio-Rad Laboratories, Inc. - Class A (a)	16	9,385
Bio-Techne Corporation	41	13,265
Cantel Medical Corp. (a)	83	6,585
Catalent Inc. (a)	90	9,376
Cooper Cos. Inc.	36	12,934
Dentsply Sirona Inc.	515	26,969
Edwards Lifesciences Corporation (a)	118	10,811
Envista Holdings Corporation (a)	106	3,575
Globus Medical Inc. - Class A (a)	11	709
Hill-Rom Holdings Inc.	46	4,556
Horizon Therapeutics Public Limited Company (a)	15	1,083
Icon Public Limited Company (a)	14	2,730
ICU Medical, Inc. (a)	38	8,059
Integra LifeSciences Holdings Corp. (a)	150	9,715
Maravai LifeSciences Holdings, Inc. - Class A (a)	47	1,316
Masimo Corp. (a)	28	7,380
Merit Medical Systems Inc. (a)	82	4,553
Molina Healthcare, Inc. (a)	12	2,595
Quest Diagnostics Incorporated	38	4,588
Smith & Nephew PLC - ADR	286	12,062
Syneos Health, Inc. - Class A (a)	78	5,314
Universal Health Services Inc. - Class B	5	750
Varian Medical Systems, Inc. (a)	31	5,367
Veeva Systems Inc. - Class A (a)	30	8,167
Waters Corp. (a)	37	9,278
West Pharmaceutical Services Inc.	15	4,108
		211,537
Financials 15.6%
AFLAC Incorporated	69	3,073
Alleghany Corporation (a)	11	6,580
American Financial Group, Inc.	60	5,231
Arch Capital Group Ltd. (a)	181	6,529
Arthur J Gallagher & Co.	135	16,812
Chubb Limited	54	8,307
Commerce Bancshares Inc.	—	—
Cullen/Frost Bankers Inc.	69	6,019
Everest Re Group, Ltd.	109	25,633
Fifth Third Bancorp	161	4,439
First Republic Bank	34	5,069
MetLife, Inc.	92	4,302
Northern Trust Corp.	200	18,720
Old Republic International Corp.	155	3,055
Progressive Corp.	39	3,837
Prosperity Bancshares Inc.	151	10,474
Reinsurance Group of America, Incorporated	17	2,015
SVB Financial Group (a)	18	6,981
TCF Financial Corporation	93	3,443
The Charles Schwab Corporation	66	3,488
The Hartford Financial Services Group, Inc.	130	6,367
The Travelers Companies, Inc.	134	18,741
TowneBank	32	757
Tradeweb Markets Inc. - Class A	147	9,180
UMB Financial Corp.	29	1,994
Valley National Bancorp	306	2,982
W. R. Berkley Corporation	97	6,420
Western Alliance Bancorp	108	6,463
White Mountains Insurance Group Ltd	5	5,441
Zions Bancorp	113	4,909
		207,261
Industrials 14.1%
ABB Ltd - ADR (b)	23	633
AGCO Corporation	49	5,062
Alaska Air Group, Inc.	59	3,068
AMETEK, Inc.	151	18,311
Clarivate PLC (a)	419	12,446
Fortive Corporation	208	14,731
Generac Holdings Inc. (a)	22	4,889
Hubbell Inc.	29	4,484
IDEX Corporation	32	6,474
JB Hunt Transport Services Inc.	29	3,949
L3Harris Technologies, Inc.	21	3,894
Landstar System Inc.	35	4,713
Lincoln Electric Holdings Inc.	19	2,209
Lindsay Corp.	10	1,348
ManpowerGroup Inc.	49	4,383
Masonite International Corporation (a)	59	5,812
Mueller Water Products Inc. - Class A	505	6,251
Nordson Corp.	21	4,247
Northrop Grumman Systems Corp.	2	676
Old Dominion Freight Line Inc.	18	3,416
Oshkosh Corp.	37	3,176
Owens Corning Inc.	60	4,576
Parker-Hannifin Corporation	18	4,903
Regal-Beloit Corp.	36	4,446
Republic Services Inc.	22	2,099
Resideo Technologies, Inc. (a)	100	2,126
Rexnord Corporation	89	3,519
Rockwell Automation Inc.	26	6,521
Teledyne Technologies Inc. (a)	10	3,959
Textron Inc.	124	6,017
Toro Co.	102	9,683
Trane Technologies Public Limited Company	40	5,850
United Rentals Inc. (a)	15	3,583
Vertiv Holdings, LLC - Class A	281	5,252
Waste Connections, Inc.	24	2,482
Werner Enterprises Inc.	33	1,310
WillScot Mobile Mini Holdings Corp. - Class A (a)	188	4,356

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Xylem Inc.	27	2,718
		187,572
Consumer Staples 10.0%
Archer-Daniels-Midland Company	148	7,461
Beiersdorf Aktiengesellschaft - ADR	545	12,775
Calavo Growers Inc.	19	1,296
Cal-Maine Foods Inc. (a)	237	8,898
Campbell Soup Company	99	4,787
Casey's General Stores Inc.	34	6,091
Church & Dwight Co. Inc.	41	3,576
Diageo PLC - ADR	21	3,341
Henkel AG & Co. KGaA - ADR	150	3,627
Hershey Co.	92	14,105
Hormel Foods Corp.	35	1,655
JM Smucker Co.	90	10,404
Kimberly-Clark Corporation	5	656
Lamb Weston Holdings Inc.	125	9,852
Lancaster Colony Corp.	14	2,480
Mission Produce, Inc. (a)	68	1,027
Molson Coors Beverage Company - Class B (a)	112	5,084
Performance Food Group Company (a)	144	6,856
Pernod Ricard - ADR (b)	52	2,009
Sanderson Farms Inc.	86	11,341
Sysco Corp.	70	5,168
The Kroger Co.	58	1,829
Treehouse Foods, Inc. (a)	90	3,824
Tyson Foods Inc. - Class A	72	4,640
		132,782
Consumer Discretionary 8.0%
Advance Auto Parts, Inc.	70	11,026
Aptiv PLC (a)	96	12,481
AutoNation, Inc. (a)	45	3,120
BorgWarner Inc.	166	6,414
Carnival Plc (a)	66	1,430
Carvana Co. - Class A (a)	20	4,791
Chewy, Inc. - Class A (a) (b)	46	4,135
Darden Restaurants Inc.	37	4,407
Hasbro, Inc.	55	5,182
Las Vegas Sands Corp. (a)	71	4,208
Planet Fitness, Inc. - Class A (a)	13	986
Ross Stores Inc. (a)	76	9,247
Service Corp. International	80	3,928
Terminix Global Hldgs Inc. (a)	90	4,579
Tractor Supply Co.	75	10,614
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	48	13,927
Yum! Brands, Inc.	48	5,233
		105,708
Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	33	5,953
American Homes 4 Rent - Class A	127	3,810
Americold Realty Trust	171	6,387
AvalonBay Communities, Inc.	21	3,336
Boston Properties Inc.	26	2,494
CBRE Group, Inc. - Class A (a)	13	784
Equity Commonwealth (a)	584	15,932
Healthcare Realty Trust Inc.	157	4,641
Healthcare Trust of America, Inc. - Class A	105	2,892
Highwoods Properties Inc.	83	3,273
Lamar Advertising Co. - Class A	62	5,185
National Retail Properties, Inc.	79	3,220
Starwood Property Trust, Inc.	222	4,288
		62,195
Materials 4.5%
AptarGroup, Inc.	100	13,706
ARD Holdings S.A. - Class A	41	697
Ashland Global Holdings Inc.	55	4,356
Avery Dennison Corporation	40	6,142
Ball Corporation	63	5,852
Corteva, Inc.	64	2,478
Eastman Chemical Co.	44	4,372
Martin Marietta Materials Inc.	2	679
Packaging Corporation of America	34	4,689
Reliance Steel & Aluminum Co.	40	4,742
Reynolds Consumer Products LLC	94	2,818
Steel Dynamics Inc.	139	5,125
Westlake Chemical Corporation	54	4,423
		60,079
Utilities 3.1%
Alliant Energy Corporation	76	3,942
Ameren Corporation	65	5,105
Avista Corporation	67	2,690
California Water Service Group	53	2,868
DTE Energy Company	22	2,695
Essential Utilities, Inc.	102	4,801
Eversource Energy	53	4,594
IDACORP Inc.	21	2,043
Middlesex Water Co.	10	702
SJW Corp.	110	7,609
Xcel Energy Inc.	55	3,653
		40,702
Communication Services 1.4%
Expedia Group, Inc. (a)	33	4,369
Interpublic Group of Cos. Inc.	193	4,539
Live Nation Entertainment, Inc. (a)	53	3,924
ViacomCBS Inc. - Class B	78	2,895
World Wrestling Entertainment, Inc. - Class A	65	3,142
		18,869
Energy 1.1%
Cimarex Energy Co.	70	2,626
Devon Energy Corporation	167	2,640
Parsley Energy Inc. - Class A	148	2,102
Pioneer Natural Resources Co.	41	4,692
Valero Energy Corporation	52	2,930
		14,990
Total Common Stocks (cost $985,798)		1,257,809
PREFERRED STOCKS 1.7%
Health Care 0.8%
Becton, Dickinson and Company, 6.00%, 06/01/23 (c)	190	10,488
Utilities 0.5%
Essential Utilities, Inc., 6.00%, 04/30/22 (c)	100	6,222
Financials 0.4%
MetLife, Inc., 5.63%, (25, 06/15/23) (b) (d)	23	654
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (d)	46	1,241
The Charles Schwab Corporation, 5.95%, (25, 06/01/21) (d)	47	1,226
U.S. Bancorp, 6.50%, (25, 01/15/22) (d)	45	1,192
U.S. Bancorp, 3.50%, (25, 02/10/21) (b) (d)	67	1,654
		5,967
Total Preferred Stocks (cost $20,987)		22,677
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.8%
JNL Government Money Market Fund, 0.02% (e) (f)	50,803	50,803
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (e) (f)	3,713	3,713
Total Short Term Investments (cost $54,516)		54,516
Total Investments 100.6% (cost $1,061,301)		1,335,002
Other Assets and Liabilities, Net (0.6)%		(7,561)
Total Net Assets 100.0%		1,327,441

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.3%
Information Technology 29.7%
2U, Inc. (a) (b)	228	9,120
ACI Worldwide, Inc. (a)	619	23,775
Advanced Energy Industries, Inc. (a)	67	6,496
Akoustis Technologies, Inc. (a) (b)	129	1,572
Arco Platform Limited - Class A (a)	145	5,133
Aspen Technology, Inc. (a)	180	23,413
Avalara, Inc. (a)	171	28,272
Avaya Holdings Corp. (a)	485	9,297
Bill.Com Holdings Inc. (a)	339	46,273
Black Knight, Inc. (a)	108	9,546
Blackline, Inc. (a)	422	56,262
Brooks Automation Inc.	325	22,023
Canadian Solar Inc. (a) (b)	133	6,813
CEVA Inc. (a)	67	3,069
Cloudera, Inc. (a)	625	8,694
CMC Materials Inc.	31	4,748
Cornerstone OnDemand, Inc. (a)	117	5,152
Coupa Software Incorporated (a)	49	16,548
Datto Holding Corp. (a) (b)	195	5,276
Digital Turbine USA, Inc. (a)	604	34,142
Dolby Laboratories, Inc. - Class A	59	5,688
Domo Inc. - Class B (a)	81	5,147
Duck Creek Technologies, Inc. (a) (b)	639	27,688
Dynatrace Holdings LLC (a)	259	11,202
Enphase Energy, Inc. (a)	272	47,743
Entegris, Inc.	93	8,942
Envestnet, Inc. (a)	63	5,214
Euronet Worldwide Inc. (a)	51	7,458
Everbridge, Inc. (a)	59	8,803
EVO Payments, Inc. - Class A (a)	296	7,977
Fair Isaac Corporation (a)	16	8,294
Five9 Inc. (a)	76	13,293
Globant S.A. (a)	24	5,210
GoDaddy Inc. - Class A (a)	68	5,605
HubSpot Inc. (a)	16	6,398
Itron Inc. (a)	52	4,960
Kulicke & Soffa Industries Inc.	436	13,878
Lattice Semiconductor Corp. (a)	375	17,190
Limelight Networks, Inc. (a) (b)	809	3,229
LivePerson, Inc. (a)	615	38,288
Liveramp, Inc. (a)	95	6,983
MACOM Technology Solutions Holdings, Inc. (a)	335	18,454
MAXIMUS Inc.	67	4,889
Medallia, Inc. (a) (b)	230	7,644
MKS Instruments, Inc.	56	8,385
Monolithic Power Systems Inc.	16	5,744
nCino, Inc. (a) (b)	273	19,802
NeoPhotonics Corporation (a)	269	2,448
Nutanix, Inc. - Class A (a)	37	1,170
NVE Corp.	43	2,413
OSI Systems Inc. (a)	103	9,607
Paycom Software, Inc. (a)	64	29,031
Pluralsight, Inc. - Class A (a)	382	8,013
Porch Group Inc - Class A (a) (b)	747	10,664
Power Integrations Inc.	15	1,222
Proofpoint, Inc. (a)	97	13,135
PROS Holdings, Inc. (a)	189	9,602
Q2 Holdings, Inc. (a)	36	4,615
Repay Holdings Corporation - Class A (a)	162	4,428
RingCentral, Inc. - Class A (a)	41	15,420
Sapiens International Corporation N.V.	90	2,768
Science Applications International Corp.	89	8,404
Semtech Corp. (a)	119	8,608
Sharpspring Technologies, Inc. (a) (b)	258	4,192
Shift4 Payments, LLC - Class A (a)	62	4,639
ShotSpotter, Inc. (a) (b)	93	3,515
Silicon Laboratories Inc. (a)	41	5,282
Sprout Social, Inc. - Class A (a)	317	14,407
SPS Commerce, Inc. (a)	312	33,858
Telos Corporation (a)	121	4,005
Transact Technologies Inc. (a)	51	361
Upland Software, Inc. (a)	151	6,934
Varonis Systems, Inc. (a)	106	17,300
Viavi Solutions Inc. (a)	733	10,975
Wex, Inc. (a)	33	6,757
Wix.Com Ltd. (a)	42	10,501
WNS (Holdings) Limited - ADR (a)	190	13,653
Workiva Inc. - Class A (a)	203	18,580
Zendesk, Inc. (a)	95	13,652
Zscaler, Inc. (a)	20	4,027
		953,918
Health Care 23.6%
1Life Healthcare, Inc. (a)	82	3,566
ACADIA Pharmaceuticals Inc. (a)	54	2,872
Acceleron Pharma Inc. (a)	27	3,490
Aerie Pharmaceuticals, Inc. (a)	147	1,981
Affimed N.V. (a)	790	4,599
Allogene Therapeutics, Inc. (a)	91	2,303
Amicus Therapeutics, Inc. (a)	274	6,325
Apellis Pharmaceuticals, Inc. (a)	126	7,222
Arcus Biosciences, Inc. (a) (b)	101	2,626
Arena Pharmaceuticals, Inc. (a)	45	3,434
Arrowhead Pharmaceuticals Inc (a)	112	8,594
Ascendis Pharma A/S - ADR (a)	21	3,579
AtriCure, Inc. (a)	221	12,289
Autolus Therapeutics PLC - ADR (a)	204	1,826
Avidity Biosciences, Inc. (a)	71	1,814
Axsome Therapeutics, Inc. (a)	53	4,326
Beam Therapeutics Inc. (a) (b)	57	4,690
Biohaven Pharmaceutical Holding Company Ltd. (a)	60	5,108
BioLife Solutions, Inc. (a)	86	3,420
Biomerica, Inc. (a) (b)	250	1,243
Bioxcel Therapeutics, Inc. (a)	59	2,719
Bluebird Bio, Inc. (a)	108	4,644
Blueprint Medicines Corporation (a)	90	10,093
Bridgebio Pharma, Inc. (a) (b)	105	7,438
Cardiovascular Systems Inc. (a)	250	10,949
Castle Biosciences, Inc. (a)	193	13,012
Celyad SA - ADR (a) (b)	65	507
Charles River Laboratories International Inc. (a)	61	15,319
ChemoCentryx, Inc. (a)	55	3,387
Cidara Therapeutics Inc. (a) (b)	244	489
Compass Pathways PLC - ADR (a) (b)	44	2,087
Conmed Corp.	113	12,663
Constellation Pharmaceuticals, Inc. (a)	101	2,911
CRISPR Therapeutics AG (a)	29	4,416
Cryoport, Inc. (a) (b)	311	13,627
Cytomx Therapeutics, Inc. (a)	344	2,251
CytoSorbents Corporation (a) (b)	193	1,537
Eargo, Inc. (a) (b)	34	1,509
Editas Medicine, Inc. (a)	79	5,556
Enanta Pharmaceuticals, Inc. (a)	122	5,154
Encompass Health Corporation	69	5,683
Epizyme, Inc. (a)	475	5,164
Equillium, Inc. (a) (b)	184	985
Esperion Therapeutics, Inc. (a) (b)	208	5,419
Evolent Health, Inc. - Class A (a)	956	15,329
Fate Therapeutics, Inc. (a)	180	16,373
Fennec Pharmaceuticals, Inc. (a) (b)	160	1,194
Five Prime Therapeutics, Inc. (a)	74	1,252
Flexion Therapeutics, Inc. (a) (b)	588	6,786
Frequency Therapeutics, Inc. (a) (b)	67	2,351
Generation Bio Co. (a)	61	1,738
GenMark Diagnostics, Inc. (a)	340	4,961
Glaukos Corp. (a)	88	6,593
GW Pharmaceuticals plc - ADR (a) (b)	82	9,510
Halozyme Therapeutics, Inc. (a)	417	17,781
Hanger, Inc. (a)	106	2,327
Harvard Bioscience Inc. (a)	423	1,815
Health Catalyst, Inc. (a)	108	4,719
HealthEquity, Inc. (a)	194	13,511
Horizon Therapeutics Public Limited Company (a)	164	11,986
Insmed Inc. (a)	296	9,845
Inspire Medical Systems Inc. (a)	36	6,799
Intellia Therapeutics, Inc. (a)	56	3,048

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Invitae Corporation (a) (b)	95	3,980
Iovance Biotherapeutics Inc. (a)	227	10,551
iRhythm Technologies Inc. (a)	24	5,643
Jounce Therapeutics Inc. (a)	201	1,409
Karyopharm Therapeutics Inc. (a) (b)	138	2,135
Kindred Healthcare Inc. (a)	389	1,677
Kodiak Sciences, Inc. (a)	33	4,833
Kronos Bio, Inc. (a)	58	1,721
Kura Oncology, Inc. (a)	131	4,289
LHC Group, Inc. (a)	121	25,803
Ligand Pharmaceuticals Incorporated (a) (b)	109	10,809
MacroGenics Inc. (a)	146	3,344
Masimo Corp. (a)	20	5,419
Merit Medical Systems Inc. (a)	151	8,410
Mesa Laboratories, Inc.	34	9,862
Mirati Therapeutics, Inc. (a)	45	9,912
Myovant Sciences Ltd. (a)	154	4,261
NanoString Technologies, Inc. (a)	70	4,688
Natera, Inc. (a)	110	10,987
National Research Corp. (a)	283	12,088
Neogenomics Laboratories, Inc. (a)	233	12,557
Neoleukin Therapeutics, Inc. (a) (b)	145	2,043
Neurocrine Biosciences, Inc. (a)	97	9,282
Nevro Corp. (a)	43	7,474
Novocure Limited (a)	78	13,430
NuVasive Inc. (a)	150	8,438
Ocular Therapeutix, Inc. (a)	375	7,755
Opthea Limited - ADR (a) (b)	128	1,456
Organogenesis Holdings Inc. - Class A (a)	201	1,517
Oric Pharmaceuticals, Inc. (a)	97	3,289
Pacira Biosciences, Inc. (a)	74	4,434
Paratek Pharmaceuticals Inc. (a) (b)	307	1,919
Penumbra, Inc. (a) (b)	15	2,625
Phreesia, Inc. (a)	75	4,068
PMV Pharmaceuticals, Inc. (a) (b)	56	3,446
Quanterix Corporation (a)	109	5,079
Quidel Corporation (a)	24	4,330
Reata Pharmaceuticals, Inc. - Class A (a)	19	2,398
Repligen Corporation (a)	30	5,768
Replimune Group, Inc. (a)	82	3,140
Rocket Pharmaceuticals, Ltd. (a)	70	3,855
Royalty Pharma PLC - Class A (b)	263	13,154
Sage Therapeutics Inc. (a)	42	3,657
Sangamo Therapeutics Inc. (a)	131	2,038
Shockwave Medical, Inc. (a)	63	6,524
Silk Road Medical, Inc. (a)	73	4,610
Smiledirectclub, Inc. - Class A (a) (b)	521	6,218
Spero Therapeutics, Inc. (a) (b)	247	4,798
Springworks Therapeutics, Inc. (a)	53	3,838
Symbion, Inc. (a)	176	5,115
Tandem Diabetes Care Inc. (a)	106	10,170
Turning Point Therapeutics, Inc. (a)	87	10,693
Twist Bioscience Corporation (a)	47	6,577
U. S. Physical Therapy, Inc.	159	19,142
Ultragenyx Pharmaceutical Inc. (a)	53	7,323
Vapotherm, Inc. (a) (b)	253	6,796
Veracyte, Inc. (a)	198	9,701
Vericel Corporation (a)	396	12,233
West Pharmaceutical Services Inc.	30	8,593
Xencor, Inc. (a)	115	5,005
		757,053
Industrials 14.6%
AAON, Inc.	438	29,197
Advanced Drainage Systems, Inc.	237	19,836
Alta Equipment Group Inc. - Class A (a) (b)	847	8,369
Argan, Inc.	27	1,198
Axone Intelligence Inc. (a)	273	33,499
Ballard Power Systems Inc. (a) (b)	51	1,183
Builders FirstSource, Inc. (a)	102	4,150
Chart Industries, Inc. (a)	218	25,750
Columbus Mckinnon Corp.	264	10,166
CoStar Group, Inc. (a)	18	16,920
Douglas Dynamics, Inc.	246	10,514
Eos Energy Enterprises, Inc. - Class A (a) (b)	101	2,101
ESCO Technologies Inc.	28	2,900
Evoqua Water Technologies Corp. (a)	459	12,390
FTI Consulting Inc. (a)	103	11,488
Generac Holdings Inc. (a)	27	6,136
HEICO Corp. - Class A	187	21,845
Hudson Technologies Inc. (a) (b)	688	750
John Bean Technologies Corp.	72	8,244
Kornit Digital Ltd. (a)	494	43,964
Lawson Products Inc. (a)	173	8,790
Luxfer Holdings PLC	668	10,972
Mercury Systems Inc. (a)	335	29,551
MSA Safety Inc.	41	6,177
Nordson Corp.	28	5,594
Omega Flex Inc. (b)	113	16,537
Pentair Public Limited Company	155	8,215
Plug Power Inc. (a)	223	7,573
RBC Bearings Incorporated (a)	36	6,486
Rush Enterprises Inc. - Class A	178	7,363
Saia, Inc. (a)	36	6,500
Simpson Manufacturing Co. Inc.	69	6,489
SiteOne Landscape Supply, Inc. (a)	112	17,727
SunRun Inc. (a)	35	2,456
Tetra Tech, Inc.	74	8,545
Timken Co.	97	7,512
Titan Machinery Inc. (a)	302	5,908
Trex Company, Inc. (a)	152	12,756
UFP Industries, Inc.	136	7,533
Vicor Corp. (a)	15	1,341
Watts Water Technologies Inc. - Class A	33	3,961
Woodward Governor Co.	86	10,403
		468,989
Consumer Discretionary 12.7%
Boot Barn Holdings, Inc. (a)	213	9,236
Bright Horizons Family Solutions Inc. (a)	121	20,873
Brinker International Inc. (a)	46	2,590
Brunswick Corp.	110	8,371
Caesars Entertainment, Inc. (a)	141	10,472
Canada Goose Holdings Inc. (a) (b)	77	2,304
Chegg, Inc. (a)	282	25,492
Churchill Downs Inc.	61	11,802
ETSY, Inc. (a)	126	22,403
Fox Factory Holding Corp. (a)	483	51,038
GAN Limited (b)	58	1,185
Gentherm Incorporated (a)	44	2,900
Helen of Troy Ltd (a)	43	9,643
Liquidity Services, Inc. (a)	143	2,281
Lithia Motors Inc. - Class A	21	6,185
Magnite, Inc. (a) (b)	1,850	56,803
Marriott Vacations Worldwide Corporation (a)	70	9,564
Meritage Homes Corporation (a)	36	3,022
Nautilus, Inc. (a)	528	9,576
Ollie's Bargain Outlet Holdings Inc. (a)	562	46,005
OneSpaWorld Holdings Limited (a) (b)	667	6,759
Planet Fitness, Inc. - Class A (a)	159	12,329
Pool Corporation	21	7,785
Purple Innovation, Inc. (a)	191	6,297
Regis Corp. (a) (b)	407	3,738
Rumbleon Inc. - Class B (a)	23	682
Skyline Corp. (a)	78	2,424
Sonic Automotive, Inc. - Class A	47	1,806
Stamps.com Inc. (a)	35	6,919
Strategic Education, Inc.	70	6,629
Tempur Sealy International, Inc. (a)	357	9,634
The Lovesac Company (a) (b)	146	6,271
The Wendy's Company	202	4,430
TopBuild Corp. (a)	39	7,216
Wingstop Inc.	45	6,002
YETI Holdings, Inc. (a)	94	6,422
		407,088
Financials 6.5%
BGC Partners, Inc. - Class A	375	1,501
CF Finance Acquisition Corp. II - Class A (a) (b)	434	4,787
eHealth, Inc. (a)	115	8,094
Executive Network Partnering Corporation (a)	130	3,310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
FactSet Research Systems Inc.	50	16,503
Focus Financial Partners Inc. - Class A (a)	206	8,945
Goosehead Insurance, Inc. - Class A (a)	115	14,326
Green Dot Corporation - Class A (a)	57	3,160
Interactive Brokers Group, Inc. - Class A	430	26,215
James River Group, Inc.	115	5,647
Lemonade, Inc. (a) (b)	19	2,278
LendingTree, Inc. (a)	7	1,944
MarketAxess Holdings Inc.	42	23,772
Morningstar Inc.	118	27,221
Oportun Financial Corporation (a)	442	8,561
Pinnacle Financial Partners, Inc.	164	10,530
Primerica, Inc.	49	6,496
PROG Holdings, Inc. (a)	44	2,363
Rush Street Interactive, Inc. - Class A (a) (b)	522	9,173
The PRA Group, Inc. (a)	165	6,534
Victory Capital Holdings, Inc. - Class A (b)	180	4,459
Walker & Dunlop, Inc.	91	8,371
Western Alliance Bancorp	62	3,725
		207,915
Communication Services 5.3%
Auto Trader Group PLC (a)	4,485	36,609
Autohome Inc. - Class A - ADR	376	37,411
Bandwidth Inc. - Class A (a) (b)	149	22,915
Boingo Wireless, Inc. (a)	279	3,543
EverQuote, Inc. - Class A (a)	196	7,322
Gray Television, Inc. (a)	119	2,124
Match Group, Inc. (a)	49	9,208
Mediaalpha, Inc. - Class A (a)	393	15,362
Rightmove PLC	3,597	32,070
Vonage Holdings Corp. (a)	385	4,951
		171,515
Consumer Staples 3.2%
Bellring Brands, LLC - Class A (a)	234	5,698
Beyond Meat, Inc. (a) (b)	34	4,190
BJ's Wholesale Club Holdings, Inc. (a)	138	5,141
Casey's General Stores Inc.	42	7,448
E.L.F. Beauty, Inc. (a)	289	7,281
Freshpet Inc. (a)	129	18,356
Grocery Outlet Holding Corp. (a)	404	15,854
Hostess Brands, Inc. - Class A (a) (b)	585	8,565
Performance Food Group Company (a)	193	9,184
PriceSmart Inc.	112	10,164
The Chefs' Warehouse, Inc. (a)	440	11,324
		103,205
Real Estate 0.8%
Americold Realty Trust	221	8,250
Innovative Industrial Properties, Inc.	45	8,205
Newmark Group, Inc. - Class A	203	1,480
Rexford Industrial Realty, Inc.	126	6,173
		24,108
Materials 0.7%
Avient Corporation	191	7,685
Ingevity Corporation (a)	104	7,914
Materion Corp.	94	5,999
		21,598
Energy 0.2%
Scorpio Tankers Inc.	486	5,435
Total Common Stocks (cost $2,097,025)		3,120,824
SHORT TERM INVESTMENTS 6.9%
Securities Lending Collateral 4.0%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	129,513	129,513
Investment Companies 2.9%
JNL Government Money Market Fund, 0.02% (c) (d)	93,102	93,102
Total Short Term Investments (cost $222,615)		222,615
Total Investments 104.2% (cost $2,319,640)		3,343,439
Other Assets and Liabilities, Net (4.2)%		(134,329)
Total Net Assets 100.0%		3,209,110

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.3%
Industrials 29.0%
Acuity Brands, Inc.	71	8,597
Advanced Drainage Systems, Inc.	66	5,518
Aerojet Rocketdyne Holdings, Inc. (a)	259	13,672
Air Lease Corporation - Class A	429	19,034
AMERCO (a)	22	9,987
American Woodmark Corporation (a)	190	17,813
ASGN Incorporated (a)	73	6,098
Beacon Roofing Supply, Inc. (a)	223	8,966
BrightView Holdings, Inc. (a)	676	10,211
BWXT Government Group, Inc.	162	9,747
Colfax Corp. (a)	336	12,845
Crane Co.	132	10,236
EMCOR Group, Inc.	204	18,643
Enerpac Tool Group Corp. - Class A	231	5,222
EnerSys	104	8,597
FTI Consulting Inc. (a)	35	3,964
FuelCell Energy, Inc. (a) (b)	130	1,455
Gates Industrial Corporation PLC (a)	353	4,498
GMS Inc. (a)	206	6,282
Gorman-Rupp Co.	73	2,366
Healthcare Services Group Inc. (b)	271	7,604
Hexcel Corp. (a)	79	3,845
IAA Spinco Inc. (a)	168	10,944
Insperity, Inc.	155	12,620
JetBlue Airways Corporation (a)	33	486
Kadant Inc.	33	4,638
KAR Auction Services, Inc. (a)	463	8,607
Kennametal Inc.	17	625
Landstar System Inc.	58	7,810
MasTec Inc. (a)	21	1,423
Maxar Technologies Inc.	242	9,339
NV5 Global, Inc. (a) (b)	45	3,553
Patrick Industries, Inc.	26	1,799
PGT Innovations, Inc. (a)	615	12,501
Rush Enterprises Inc. - Class A	196	8,111
SP Plus Corporation (a)	230	6,640
SPX Corp. (a)	59	3,215
Steelcase Inc. - Class A	448	6,072
TriNet Group Inc. (a)	68	5,483
UniFirst Corp.	62	13,104
US Ecology Parent, Inc. (a)	167	6,074
Vectrus, Inc. (a)	84	4,172
Werner Enterprises Inc.	78	3,063
Woodward Governor Co.	80	9,747
		335,226
Financials 19.7%
1st Source Corporation	70	2,838
American Equity Investment Life Holding Company	31	859
Bank OZK	39	1,217
BankUnited, Inc.	128	4,456
Banner Corporation	16	752
Cathay General Bancorp	101	3,259
CNO Financial Group, Inc.	70	1,565
Commerce Bancshares Inc.	92	6,052
Enstar Group Limited (a)	54	11,044
Essent Group Ltd.	284	12,277
First American Financial Corporation	195	10,051
First Citizens BancShares, Inc. - Class A (b)	14	7,942
First Hawaiian, Inc.	414	9,764
First Horizon National Corporation	112	1,428
FirstCash, Inc.	151	10,583
FNB Corp.	104	983
Focus Financial Partners Inc. - Class A (a)	391	17,026
Glacier Bancorp, Inc.	261	11,995
Hanover Insurance Group Inc.	19	2,268
HomeStreet, Inc.	115	3,886
International Bancshares Corporation	140	5,242
LPL Financial Holdings Inc.	94	9,839
National Western Life Group Inc. - Class A	24	4,935
OFG Bancorp	54	1,007
Sandy Spring Bancorp Inc.	114	3,668
Selective Insurance Group Inc.	87	5,800
TCF Financial Corporation	314	11,646
UMB Financial Corp.	46	3,188
Umpqua Holdings Corp.	695	10,515
Valley National Bancorp	179	1,745
Virtu Financial Inc. - Class A	155	3,906
Virtus Partners, Inc.	82	17,707
Washington Federal Inc.	63	1,634
Webster Financial Corp.	107	4,506
White Mountains Insurance Group Ltd	10	9,907
Wintrust Financial Corporation	184	11,233
WSFS Financial Corp.	22	979
		227,702
Consumer Discretionary 15.3%
American Eagle Outfitters, Inc. (b)	836	16,787
America's Car Mart, Inc. (a)	90	9,908
Bloomin' Brands, Inc.	362	7,026
Carter's Inc. (a)	53	4,986
Dorman Products Inc. (a)	76	6,590
Extended Stay America, Inc.	1,143	16,932
Frontdoor, Inc. (a)	96	4,795
Gentex Corp.	85	2,884
Gildan Activewear Inc. - Class A (a)	600	16,798
Grand Canyon Education, Inc. (a)	107	9,991
Group 1 Automotive Inc.	18	2,304
Hanesbrands Inc.	369	5,374
Helen of Troy Ltd (a)	59	13,109
LCI Industries	35	4,505
M/I Homes, Inc. (a)	87	3,846
Malibu Boats, Inc. - Class A (a)	83	5,151
Penn National Gaming Inc. (a) (b)	23	2,012
Ruth's Hospitality Group Inc. (a)	221	3,910
Skechers U.S.A. Inc. - Class A (a)	98	3,532
Stoneridge, Inc. (a)	209	6,330
Thor Industries Inc.	82	7,647
Williams-Sonoma Inc.	5	500
Wingstop Inc.	8	1,022
Winnebago Industries Inc.	275	16,507
Wyndham Hotels & Resorts, Inc.	79	4,702
		177,148
Information Technology 9.8%
ACI Worldwide, Inc. (a)	273	10,491
Alteryx, Inc. - Class A (a)	7	909
Cass Information Systems, Inc.	103	4,008
Cirrus Logic Inc. (a)	35	2,899
CMC Materials Inc.	73	11,015
Cohu Inc. (a)	74	2,822
Digital Turbine USA, Inc. (a)	31	1,775
Ebix Inc. (b)	52	1,974
ePlus Inc. (a)	147	12,902
FLIR Systems Inc.	197	8,652
II-VI Incorporated (a)	45	3,396
Kulicke & Soffa Industries Inc.	114	3,626
Manhattan Associates Inc. (a)	114	11,991
MAXIMUS Inc.	85	6,214
MKS Instruments, Inc.	31	4,589
Onto Innovation Inc. (a)	163	7,770
Plexus Corp. (a)	62	4,849
SPS Commerce, Inc. (a)	26	2,842
Verra Mobility Corporation - Class A (a)	749	10,046
		112,770
Health Care 8.5%
Acadia Healthcare Company, Inc. (a)	67	3,387
Addus HomeCare Corporation (a)	93	10,924
Atea Pharmaceuticals, Inc. (a) (b)	33	1,377
Change Healthcare Inc. (a)	462	8,616
CRISPR Therapeutics AG (a)	17	2,542
Emergent BioSolutions Inc. (a)	29	2,625
Encompass Health Corporation	116	9,592
Hill-Rom Holdings Inc.	94	9,209
Integra LifeSciences Holdings Corp. (a)	201	13,055
Jounce Therapeutics Inc. (a)	92	645
Premier Healthcare Solutions, Inc. - Class A	305	10,706

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Syneos Health, Inc. - Class A (a)	304	20,700
Varex Imaging Corporation (a)	277	4,619
		97,997
Real Estate 5.8%
Alexander & Baldwin, LLC	617	10,601
American Campus Communities, Inc.	43	1,822
Brandywine Realty Trust	125	1,492
CubeSmart	102	3,438
Getty Realty Corp.	32	888
Highwoods Properties Inc.	16	644
Independence Realty Trust, Inc.	82	1,095
Jones Lang LaSalle Incorporated (a)	94	13,947
Life Storage Inc.	23	2,710
Marcus & Millichap Inc. (a)	260	9,680
PS Business Parks, Inc.	10	1,327
QTS Realty Trust, Inc. - Class A	39	2,416
Rayonier Inc.	152	4,466
Ryman Hospitality Properties, Inc. (a)	134	9,080
STAG Industrial, Inc.	104	3,267
		66,873
Materials 4.7%
Axalta Coating Systems Ltd. (a)	184	5,245
Chase Corporation	29	2,939
Commercial Metals Co.	27	551
H.B. Fuller Company	168	8,695
Hecla Mining Co.	861	5,579
Ingevity Corporation (a)	20	1,506
Reliance Steel & Aluminum Co.	78	9,329
Schweitzer-Mauduit International Inc.	304	12,224
Summit Materials, Inc. - Class A (a)	217	4,365
Tronox Holdings PLC	165	2,412
Valvoline, Inc.	46	1,054
		53,899
Consumer Staples 1.5%
Central Garden & Pet Co. - Class A (a)	99	3,614
Darling Ingredients Inc. (a)	64	3,716
Inter Parfums Inc. (a)	113	6,823
The Simply Good Foods Company (a)	111	3,485
		17,638
Utilities 1.5%
ALLETE, Inc.	10	630
Black Hills Corporation	42	2,563
Clearway Energy, Inc. - Class C	62	1,981
Portland General Electric Co.	71	3,027
Southwest Gas Corp.	117	7,093
Spire, Inc.	26	1,667
		16,961
Energy 0.9%
ChampionX Corporation (a)	33	499
CVR Energy, Inc. (a)	49	734
Devon Energy Corporation	168	2,653
DHT Holdings, Inc.	278	1,452
DMC Global Inc. (a)	72	3,114
Matador Resources Co. (a)	136	1,641
QEP Resources, Inc. (a)	306	732
		10,825
Communication Services 0.6%
Glu Mobile Inc. (a)	96	864
Hemisphere Media Group, Inc. - Class A (a)	438	4,537
Telephone & Data Systems Inc.	113	2,102
		7,503
Total Common Stocks (cost $915,249)		1,124,542
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.7%
JNL Government Money Market Fund, 0.02% (c) (d)	30,757	30,757
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	13,842	13,842
Total Short Term Investments (cost $44,599)		44,599
Total Investments 101.2% (cost $959,848)		1,169,141
Other Assets and Liabilities, Net (1.2)%		(13,571)
Total Net Assets 100.0%		1,155,570

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.4%
Information Technology 27.2%
Accenture Public Limited Company - Class A	4	926
Adobe Inc. (a)	3	1,341
Advanced Micro Devices, Inc. (a)	7	617
Akamai Technologies, Inc. (a)	1	93
Amphenol Corporation - Class A	2	219
Analog Devices, Inc.	2	306
ANSYS, Inc. (a)	—	175
Apple Inc. (a)	89	11,853
Applied Materials, Inc.	5	441
Arista Networks, Inc. (a)	—	86
Autodesk, Inc. (a)	1	376
Automatic Data Processing, Inc.	2	423
Broadcom Inc.	2	991
Broadridge Financial Solutions, Inc.	1	96
Cadence Design Systems Inc. (a)	2	213
CDW Corp.	1	103
Cisco Systems, Inc.	24	1,058
Citrix Systems Inc.	1	87
Cognizant Technology Solutions Corp. - Class A	3	246
Corning Incorporated	4	154
DXC Technology Company (a)	1	36
F5 Networks, Inc. (a)	—	62
Fidelity National Information Services, Inc.	3	491
Fiserv, Inc. (a)	3	367
FleetCor Technologies Inc. (a)	—	128
FLIR Systems Inc.	1	32
Fortinet, Inc. (a)	1	109
Gartner Inc. (a)	—	78
Global Payments Inc.	2	361
Hewlett Packard Enterprise Company	7	87
HP Inc.	8	189
Intel Corporation	23	1,142
International Business Machines Corporation	5	628
Intuit Inc.	1	559
IPG Photonics Corporation (a)	—	43
Jack Henry & Associates Inc.	—	67
Juniper Networks, Inc.	2	40
Keysight Technologies, Inc. (a)	1	138
KLA-Tencor Corp.	1	224
Lam Research Corp.	1	381
Leidos Holdings Inc.	1	76
MasterCard Incorporated - Class A	5	1,756
Maxim Integrated Products, Inc. (a)	2	134
Microchip Technology Incorporated	1	199
Micron Technology, Inc. (a)	6	469
Microsoft Corporation	42	9,399
Motorola Solutions Inc.	1	162
NetApp, Inc.	1	85
NortonLifelock Inc.	3	67
NVIDIA Corporation	3	1,807
Oracle Corporation	11	687
Paychex Inc.	2	167
Paycom Software, Inc. (a)	—	123
Paypal Holdings, Inc. (a)	7	1,534
Qorvo, Inc. (a)	1	107
Qualcomm Incorporated	6	964
Salesforce.Com, Inc. (a)	5	1,139
Seagate Technology Public Limited Company	1	79
ServiceNow, Inc. (a)	1	601
Skyworks Solutions, Inc.	1	143
Synopsys Inc. (a)	1	222
TE Connectivity Ltd.	2	225
Teradyne Inc.	1	109
Texas Instruments Incorporated	5	843
The Western Union Company	2	49
Tyler Technologies Inc. (a)	—	96
VeriSign, Inc. (a)	1	122
Visa Inc. - Class A	9	2,074
Vontier Corporation (a)	1	24
Western Digital Corporation (a)	2	96
Xerox Holdings Corporation	1	22
Xilinx, Inc.	1	195
Zebra Technologies Corp. - Class A (a)	—	112
		48,853
Health Care 13.3%
Abbott Laboratories	10	1,085
AbbVie Inc.	10	1,058
ABIOMED, Inc. (a)	—	84
Agilent Technologies, Inc.	2	203
Alexion Pharmaceuticals, Inc. (a)	1	192
Align Technology, Inc. (a)	—	215
AmerisourceBergen Corporation	1	79
Amgen Inc.	3	749
Anthem, Inc.	1	447
Baxter International Inc.	3	230
Becton, Dickinson and Company	2	406
Biogen Inc. (a)	1	211
Bio-Rad Laboratories, Inc. - Class A (a)	—	72
Boston Scientific Corporation (a)	8	288
Bristol-Myers Squibb Company	13	784
Cardinal Health, Inc.	2	90
Catalent Inc. (a)	1	94
Centene Corporation (a)	3	195
Cerner Corp.	2	135
Cigna Holding Company	2	421
Cooper Cos. Inc.	—	98
CVS Health Corporation	7	500
Danaher Corporation	4	786
DaVita Inc. (a)	—	50
Dentsply Sirona Inc.	1	62
DexCom Inc. (a)	1	199
Edwards Lifesciences Corporation (a)	3	318
Eli Lilly & Co.	4	750
Gilead Sciences, Inc.	7	409
HCA Healthcare, Inc.	1	240
Henry Schein Inc. (a)	1	52
Hologic Inc. (a)	1	106
Humana Inc.	1	304
IDEXX Laboratories, Inc. (a)	—	235
Illumina, Inc. (a)	1	303
Incyte Corporation (a)	1	88
Intuitive Surgical, Inc. (a)	1	538
IQVIA Inc. (a)	1	193
Johnson & Johnson	15	2,316
Laboratory Corporation of America Holdings (a)	1	108
McKesson Corporation	1	157
Medtronic Public Limited Company	8	882
Merck & Co., Inc.	14	1,157
Mettler-Toledo International Inc. (a)	—	153
PerkinElmer Inc.	1	92
Perrigo Company Public Limited Company	1	33
Pfizer Inc.	31	1,144
Quest Diagnostics Incorporated	1	87
Regeneron Pharmaceuticals, Inc. (a)	1	284
ResMed Inc.	1	173
Steris Limited	—	88
Stryker Corporation	2	448
Teleflex Incorporated	—	108
Thermo Fisher Scientific Inc.	2	1,033
UnitedHealth Group Incorporated	5	1,860
Universal Health Services Inc. - Class B	—	58
Varian Medical Systems, Inc. (a)	1	91
Vertex Pharmaceuticals Incorporated (a)	1	344
Viatris, Inc. (a)	7	128
Waters Corp. (a)	—	88
West Pharmaceutical Services Inc.	—	118
Zimmer Biomet Holdings, Inc.	1	179
Zoetis Inc. - Class A	3	440
		23,838
Consumer Discretionary 11.7%
Advance Auto Parts, Inc.	—	58
Amazon.com, Inc. (a)	2	7,765
Aptiv PLC (a)	2	197
AutoZone, Inc. (a)	—	151
Best Buy Co., Inc.	1	129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
BorgWarner Inc.	1	52
CarMax Inc. (a)	1	88
Carnival Plc (a)	4	90
Chipotle Mexican Grill Inc. (a)	—	218
D.R. Horton, Inc.	2	128
Darden Restaurants Inc.	1	89
Dollar Tree Inc. (a)	1	143
Domino's Pizza, Inc.	—	86
eBay Inc.	4	185
ETSY, Inc. (a)	1	125
Ford Motor Company (a)	22	193
Gap Inc. (a)	1	25
Garmin Ltd.	1	101
General Motors Company (a)	7	294
Genuine Parts Co.	1	83
Hanesbrands Inc.	2	28
Hasbro, Inc.	1	65
Hilton Worldwide Holdings Inc. (a)	2	173
L Brands, Inc. (a)	1	48
Las Vegas Sands Corp. (a)	2	106
Leggett & Platt Inc.	1	32
Lennar Corporation - Class A	2	118
LKQ Corporation (a)	2	54
Lowe`s Companies, Inc.	4	658
Marriott International, Inc. - Class A (a)	1	197
McDonald's Corporation	4	894
MGM Resorts International	2	70
Mohawk Industries Inc. (a)	—	46
Newell Brands Inc.	2	43
NIKE, Inc. - Class B	7	993
Norwegian Cruise Line Holdings Ltd. (a)	2	45
NVR, Inc. (a)	—	78
O'Reilly Automotive, Inc. (a)	—	184
Pool Corporation	—	85
Pulte Homes Inc.	2	66
PVH Corp.	—	36
Ralph Lauren Corp. - Class A (a)	—	27
Ross Stores Inc. (a)	2	241
Royal Caribbean Cruises Ltd.	1	79
Starbucks Corporation	7	703
Tapestry Inc. (a)	1	46
Tesla Inc. (a)	4	2,991
The Home Depot, Inc.	6	1,599
Tiffany & Co.	1	78
TJX Cos. Inc.	7	459
Tractor Supply Co.	1	89
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	92
Under Armour Inc. - Class A (a)	1	20
Under Armour Inc. - Class C (a)	1	17
VF Corp.	2	153
Whirlpool Corporation	—	61
Wynn Resorts Ltd. (a)	1	59
Yum! Brands, Inc.	2	184
		21,117
Communication Services 10.9%
Activision Blizzard, Inc.	4	402
Alphabet Inc. - Class A (a)	2	2,944
Alphabet Inc. - Class C (a)	2	2,842
AT&T Inc. (a)	40	1,146
Booking Holdings Inc. (a)	—	510
CenturyLink Inc.	5	53
Charter Communications, Inc. - Class A (a)	1	540
Comcast Corporation - Class A	26	1,338
Discovery, Inc. - Series A (a) (b)	1	29
Discovery, Inc. - Series C (a)	2	42
Dish Network Corporation - Class A (a)	1	42
Electronic Arts Inc.	2	233
Expedia Group, Inc. (a)	1	98
Facebook, Inc. - Class A (a)	13	3,671
Fox Corporation - Class A	2	55
Fox Corporation - Class B	1	24
Interpublic Group of Cos. Inc.	2	53
Live Nation Entertainment, Inc. (a)	1	58
Netflix, Inc. (a)	2	1,336
News Corporation - Class A	2	38
News Corporation - Class B	1	11
Omnicom Group Inc.	1	73
Take-Two Interactive Software Inc. (a)	1	135
T-Mobile USA, Inc. (a)	3	440
Twitter, Inc. (a)	4	241
Verizon Communications Inc.	23	1,359
ViacomCBS Inc. - Class B	3	117
Walt Disney Co.	10	1,834
		19,664
Financials 10.3%
AFLAC Incorporated	4	163
American Express Company (a)	4	441
American International Group, Inc.	5	183
Ameriprise Financial, Inc.	1	129
AON Public Limited Company - Class A	1	271
Arthur J Gallagher & Co.	1	134
Assurant, Inc.	—	44
Bank of America Corporation	43	1,290
Berkshire Hathaway Inc. - Class B (a)	11	2,523
BlackRock, Inc.	1	573
Capital One Financial Corporation	3	250
Cboe Global Markets, Inc.	1	55
Chubb Limited	3	389
Cincinnati Financial Corporation	1	71
Citigroup Inc.	12	718
Citizens Financial Group Inc.	2	87
CME Group Inc. - Class A	2	366
Comerica Inc.	1	42
Discover Financial Services	2	156
Everest Re Group, Ltd.	—	54
Fifth Third Bancorp	4	111
First Republic Bank	1	142
Franklin Resources Inc.	1	37
Globe Life Inc.	1	50
Huntington Bancshares Incorporated	6	74
Intercontinental Exchange, Inc.	3	362
Invesco Ltd.	2	36
JPMorgan Chase & Co.	17	2,166
KeyCorp	5	89
Lincoln National Corporation	1	50
Loews Corp.	1	58
M&T Bank Corporation	1	89
MarketAxess Holdings Inc.	—	122
Marsh & McLennan Companies, Inc.	3	332
MetLife, Inc.	4	201
Moody's Corp.	1	259
Morgan Stanley	8	548
MSCI Inc. - Class A	—	208
NASDAQ Inc.	1	83
Northern Trust Corp.	1	110
People's United Financial Inc.	2	30
Principal Financial Group, Inc.	1	69
Progressive Corp.	3	324
Prudential Financial Inc.	2	173
Raymond James Financial Inc.	1	63
Regions Financial Corporation	5	86
S&P Global Inc.	1	443
State Street Corporation	2	144
SVB Financial Group (a)	—	110
Synchrony Financial	3	103
T. Rowe Price Group, Inc.	1	192
The Allstate Corporation	2	188
The Bank of New York Mellon Corporation (c)	5	194
The Charles Schwab Corporation	8	443
The Goldman Sachs Group, Inc.	2	508
The Hartford Financial Services Group, Inc.	2	95
The PNC Financial Services Group, Inc.	2	354
The Travelers Companies, Inc.	1	199
Truist Financial Corporation	8	362
U.S. Bancorp	8	358
Unum Group	1	25
W. R. Berkley Corporation	1	54
Wells Fargo & Company	23	698

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Willis Towers Watson Public Limited Company	1	152
Zions Bancorp	1	38
		18,471
Industrials 8.3%
3M Company	3	564
Alaska Air Group, Inc.	1	35
Allegion Public Limited Company	1	59
American Airlines Group Inc. (a) (b)	4	55
AMETEK, Inc.	1	156
AO Smith Corp.	1	41
C.H. Robinson Worldwide, Inc.	1	72
Carrier Global Corporation	5	172
Caterpillar Inc.	3	553
Cintas Corp.	—	172
Copart Inc. (a)	1	148
CSX Corp.	4	389
Cummins Inc.	1	188
Deere & Company	2	472
Delta Air Lines, Inc.	4	144
Dover Corporation	1	99
Eaton Corporation Public Limited Company	2	264
Emerson Electric Co.	3	269
Equifax Inc.	1	132
Expeditors International of Washington Inc.	1	87
Fastenal Co.	3	157
FedEx Corporation	1	351
Flowserve Corporation	1	26
Fortive Corporation	2	135
Fortune Brands Home & Security, Inc.	1	65
General Dynamics Corporation	1	194
General Electric Company	49	529
Honeywell International Inc.	4	835
Howmet Aerospace Inc. (a)	2	60
Huntington Ingalls Industries Inc.	—	37
IDEX Corporation	—	86
IHS Markit Ltd.	2	188
Illinois Tool Works Inc.	2	329
Ingersoll Rand Inc. (a)	2	92
Jacobs Engineering Group Inc.	1	77
JB Hunt Transport Services Inc.	—	62
Johnson Controls International Public Limited Company	4	189
Kansas City Southern	1	108
L3Harris Technologies, Inc.	1	223
Lockheed Martin Corporation	1	489
Masco Corporation	1	80
Nielsen Holdings plc	2	40
Norfolk Southern Corporation	1	338
Northrop Grumman Systems Corp.	1	261
Old Dominion Freight Line Inc.	1	106
Otis Worldwide Corporation	2	154
PACCAR Inc.	2	168
Parker-Hannifin Corporation	1	197
Pentair Public Limited Company	1	50
Quanta Services, Inc.	1	58
Raytheon BBN Technologies Corp.	9	608
Republic Services Inc.	1	111
Robert Half International Inc.	1	39
Rockwell Automation Inc.	1	164
Rollins Inc.	1	47
Roper Technologies, Inc.	1	250
Snap-On Inc.	—	50
Southwest Airlines Co. (a)	3	154
Stanley Black & Decker, Inc.	1	161
Teledyne Technologies Inc. (a)	—	80
Textron Inc.	1	62
The Boeing Company (a)	3	636
Trane Technologies Public Limited Company	1	196
TransDigm Group Inc. (a)	—	189
Union Pacific Corporation	4	785
United Airlines Holdings, Inc. (a)	2	69
United Parcel Service Inc. - Class B	4	674
United Rentals Inc. (a)	—	91
Verisk Analytics, Inc.	1	189
W. W. Grainger, Inc.	—	100
Wabtec Corp.	1	75
Waste Management, Inc.	2	253
Xylem Inc.	1	104
		14,842
Consumer Staples 6.8%
Altria Group, Inc.	10	427
Archer-Daniels-Midland Company	3	157
Brown-Forman Corp. - Class B	1	79
Campbell Soup Company	1	56
Church & Dwight Co. Inc.	1	122
Colgate-Palmolive Co.	5	410
ConAgra Brands Inc.	3	97
Constellation Brands, Inc. - Class A	1	208
Costco Wholesale Corporation	2	930
Dollar General Corporation	1	289
Estee Lauder Cos. Inc. - Class A	1	338
General Mills, Inc.	3	202
Hershey Co.	1	127
Hormel Foods Corp.	2	72
JM Smucker Co.	1	72
Kellogg Co.	1	86
Kimberly-Clark Corporation	2	253
Kraft Heinz Foods Company	4	126
Lamb Weston Holdings Inc.	1	63
McCormick & Co. Inc.	1	134
Molson Coors Beverage Company - Class B (a)	1	47
Mondelez International, Inc. - Class A	8	468
Monster Beverage 1990 Corporation (a)	2	192
PepsiCo, Inc.	8	1,146
Philip Morris International Inc.	9	721
Procter & Gamble Co. (a)	14	1,929
Sysco Corp.	3	212
Target Corporation	3	495
The Clorox Company	1	143
The Coca-Cola Company	22	1,186
The Kroger Co.	4	139
Tyson Foods Inc. - Class A	2	107
Walgreens Boots Alliance, Inc.	4	161
Walmart Inc.	8	1,118
		12,312
Utilities 2.7%
Alliant Energy Corporation	1	70
Ameren Corporation	1	105
American Electric Power Company, Inc.	3	232
American Water Works Company, Inc.	1	156
Atmos Energy Corporation	1	67
CenterPoint Energy, Inc.	3	66
CMS Energy Corp.	2	96
Consolidated Edison, Inc.	2	138
Dominion Energy, Inc.	5	344
DTE Energy Company	1	133
Duke Energy Corporation	4	377
Edison International	2	134
Entergy Corporation	1	109
Evergy, Inc.	1	68
Eversource Energy	2	166
Exelon Corporation	5	231
FirstEnergy Corp.	3	90
NextEra Energy, Inc.	11	845
NiSource Inc.	2	47
NRG Energy, Inc.	1	50
Pinnacle West Capital Corp.	1	51
PPL Corporation	4	122
Public Service Enterprise Group Inc.	3	166
Sempra Energy	2	206
The AES Corporation	4	87
The Southern Company	6	363
WEC Energy Group Inc.	2	163
Xcel Energy Inc.	3	197
		4,879
Materials 2.6%
Air Products and Chemicals, Inc.	1	338
Albemarle Corporation	1	87
Amcor Plc	9	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Avery Dennison Corporation	—	72
Ball Corporation	2	171
Celanese Corp. - Class A	1	87
CF Industries Holdings Inc.	1	45
Corteva, Inc.	4	162
Dow Inc.	4	231
DuPont de Nemours, Inc.	4	292
Eastman Chemical Co.	1	74
Ecolab Inc.	1	301
FMC Corporation	1	85
Freeport-McMoRan Inc. (a)	8	212
International Flavors & Fragrances Inc. (b)	1	66
International Paper Company	2	110
Linde Public Limited Company	3	774
LyondellBasell Industries N.V. - Class A	1	129
Martin Marietta Materials Inc.	—	97
MOS Holdings Inc.	2	43
Newmont Corporation	5	270
Nucor Corporation	2	88
Packaging Corporation of America	1	75
PPG Industries, Inc.	1	191
Sealed Air Corporation	1	39
Sherwin-Williams Co.	—	337
Vulcan Materials Co.	1	111
Westrock Company, Inc.	2	66
		4,657
Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	1	123
American Tower Corporation	2	558
AvalonBay Communities, Inc.	1	126
Boston Properties Inc.	1	76
CBRE Group, Inc. - Class A (a)	2	119
Crown Castle International Corp.	2	385
Digital Realty Trust Inc.	2	216
Duke Realty Corp.	2	85
Equinix, Inc.	1	356
Equity Residential	2	115
Essex Property Trust Inc.	—	88
Extra Space Storage Inc.	1	85
Federal Realty Investment Trust	—	32
Healthpeak Properties, Inc.	3	88
Host Hotels & Resorts, Inc.	4	58
Iron Mountain Incorporated (b)	2	45
Kimco Realty Corporation	2	35
Mid-America Apartment Communities, Inc.	1	83
ProLogis Inc.	4	412
Public Storage	1	197
Realty Income Corporation	2	120
Regency Centers Corp.	1	39
SBA Communications Corporation	1	176
Simon Property Group, Inc.	2	157
SL Green Realty Corp.	—	24
UDR, Inc.	2	61
Ventas, Inc.	2	104
Vornado Realty Trust	1	32
Welltower Inc.	2	151
Weyerhaeuser Company	4	141
		4,287
Energy 2.2%
Apache Corporation	2	29
Baker Hughes, a GE Company, LLC - Class A	4	82
Cabot Oil & Gas Corp.	2	35
Chevron Corporation	11	909
Concho Resources Inc.	1	62
ConocoPhillips	6	239
Devon Energy Corporation	2	34
Diamondback Energy, Inc.	1	42
EOG Resources, Inc.	3	163
Exxon Mobil Corporation	24	975
Halliburton Company	5	92
Hess Corporation	1	78
HollyFrontier Corp.	1	21
Kinder Morgan, Inc.	11	149
Marathon Oil Corporation	4	29
Marathon Petroleum Corporation	4	151
National Oilwell Varco, Inc. (a)	2	29
Occidental Petroleum Corporation	5	79
ONEOK, Inc.	2	93
Phillips 66	2	171
Pioneer Natural Resources Co.	1	102
Schlumberger Ltd.	8	171
TechnipFMC PLC	2	22
The Williams Companies, Inc.	7	137
Valero Energy Corporation	2	130
		4,024
Total Common Stocks (cost $145,225)		176,944
INVESTMENT COMPANIES 0.1%
iShares Core S&P 500 ETF	—	179
Total Investment Companies (cost $177)		179
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.4%
JNL Government Money Market Fund, 0.02% (c) (d)	2,466	2,466
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	156	156
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	99	99
Total Short Term Investments (cost $2,721)		2,721
Total Investments 100.0% (cost $148,123)		179,844
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net 0.0%		29
Total Net Assets 100.0%		179,890

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	126	85	5	4	(2)	(10)	194	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	14	March 2021	2,594	17	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 94.3%
Consumer Staples 21.5%
Altria Group, Inc.	9	387
Boston Beer Co. Inc. - Class A (a)	—	83
Campbell Soup Company	2	90
Church & Dwight Co. Inc.	—	31
Colgate-Palmolive Co.	8	674
Costco Wholesale Corporation	2	842
Dollar General Corporation	1	113
Estee Lauder Cos. Inc. - Class A	3	828
Flowers Foods Inc.	2	44
General Mills, Inc.	5	295
Hershey Co.	5	828
Hormel Foods Corp.	17	805
Ingredion Inc.	1	51
JM Smucker Co.	1	169
Kellogg Co.	1	33
Kimberly-Clark Corporation	1	177
McCormick & Co. Inc.	3	293
Mondelez International, Inc. - Class A	9	504
Monster Beverage 1990 Corporation (a)	6	535
PepsiCo, Inc.	6	836
Philip Morris International Inc.	8	659
Procter & Gamble Co. (a)	6	833
Target Corporation	5	855
The Clorox Company	2	481
The Coca-Cola Company	14	785
The Kroger Co.	19	606
Walmart Inc.	6	816
		12,653
Health Care 17.6%
Abbott Laboratories	8	837
AbbVie Inc.	1	108
ABIOMED, Inc. (a)	1	242
Amgen Inc.	3	680
Anthem, Inc.	—	65
Becton, Dickinson and Company	—	17
Biogen Inc. (a)	1	247
Bristol-Myers Squibb Company	—	18
Chemed Corporation	1	429
Danaher Corporation	2	419
Edwards Lifesciences Corporation (a)	2	190
Eli Lilly & Co.	3	460
Gilead Sciences, Inc.	1	36
IDEXX Laboratories, Inc. (a)	—	22
Illumina, Inc. (a)	1	232
Intuitive Surgical, Inc. (a)	1	682
Johnson & Johnson	5	850
Medtronic Public Limited Company	3	292
Merck & Co., Inc.	10	855
Mettler-Toledo International Inc. (a)	—	408
Moderna, Inc. (a)	—	42
Pfizer Inc.	6	205
Qiagen N.V. (a)	3	143
Regeneron Pharmaceuticals, Inc. (a)	1	491
ResMed Inc.	1	148
Seagen Inc. (a)	2	341
Thermo Fisher Scientific Inc.	2	786
UnitedHealth Group Incorporated	2	577
Veeva Systems Inc. - Class A (a)	1	140
Vertex Pharmaceuticals Incorporated (a)	1	171
West Pharmaceutical Services Inc.	—	20
Zoetis Inc. - Class A	1	227
		10,380
Information Technology 15.5%
Accenture Public Limited Company - Class A	3	691
Adobe Inc. (a)	2	825
Advanced Micro Devices, Inc. (a)	1	53
ANSYS, Inc. (a)	—	41
Apple Inc. (a)	6	858
Automatic Data Processing, Inc.	2	408
Cisco Systems, Inc.	4	158
Cloudflare, Inc. - Class A (a)	1	38
Intel Corporation	7	355
International Business Machines Corporation	—	33
Intuit Inc.	2	828
Jack Henry & Associates Inc.	—	19
MasterCard Incorporated - Class A	2	765
Microsoft Corporation	4	842
NVIDIA Corporation	1	436
Oracle Corporation	1	46
Paypal Holdings, Inc. (a)	—	51
Salesforce.Com, Inc. (a)	1	158
ServiceNow, Inc. (a)	—	243
Skyworks Solutions, Inc.	1	192
Synopsys Inc. (a)	—	60
Texas Instruments Incorporated	5	820
Tyler Technologies Inc. (a)	—	16
VeriSign, Inc. (a)	—	65
Visa Inc. - Class A	4	855
Zoom Video Communications, Inc. - Class A (a)	1	252
		9,108
Communication Services 8.9%
Activision Blizzard, Inc.	1	73
Alphabet Inc. - Class A (a)	—	840
AT&T Inc. (a)	7	203
Booking Holdings Inc. (a)	—	466
Cable One, Inc.	—	29
Charter Communications, Inc. - Class A (a)	1	519
Electronic Arts Inc.	1	95
Facebook, Inc. - Class A (a)	3	828
Netflix, Inc. (a)	1	293
New York Times Co. - Class A	4	201
T-Mobile USA, Inc. (a)	6	856
Verizon Communications Inc.	14	804
		5,207
Industrials 8.7%
3M Company	1	137
C.H. Robinson Worldwide, Inc.	4	399
Caterpillar Inc.	1	150
Cintas Corp.	—	99
Copart Inc. (a)	—	27
CoStar Group, Inc. (a)	—	72
Emerson Electric Co.	—	22
Expeditors International of Washington Inc.	8	761
Honeywell International Inc.	2	460
Illinois Tool Works Inc.	3	509
JB Hunt Transport Services Inc.	1	88
Kansas City Southern	—	24
Landstar System Inc.	3	423
Old Dominion Freight Line Inc.	4	821
Republic Services Inc.	2	205
Union Pacific Corporation	1	133
United Parcel Service Inc. - Class B	2	264
Waste Management, Inc.	4	517
		5,111
Utilities 7.3%
Ameren Corporation	2	187
American Electric Power Company, Inc.	3	223
American Water Works Company, Inc.	3	521
Atmos Energy Corporation	3	292
Consolidated Edison, Inc.	3	187
Dominion Energy, Inc.	4	300
DTE Energy Company	1	164
Duke Energy Corporation	4	393
Eversource Energy	1	106
NextEra Energy, Inc.	11	846
Public Service Enterprise Group Inc.	5	280
Sempra Energy	—	57
WEC Energy Group Inc.	6	552
Xcel Energy Inc.	3	171
		4,279
Financials 5.4%
AON Public Limited Company - Class A	2	347
BlackRock, Inc.	1	402

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Chubb Limited	1	122
CME Group Inc. - Class A	1	95
Erie Indemnity Company - Class A	1	292
Everest Re Group, Ltd.	—	17
First Republic Bank	—	54
JPMorgan Chase & Co.	5	572
Marsh & McLennan Companies, Inc.	1	145
Progressive Corp.	3	269
S&P Global Inc.	—	23
SVB Financial Group (a)	—	33
T. Rowe Price Group, Inc.	2	272
The Allstate Corporation	3	370
The Travelers Companies, Inc.	1	166
		3,179
Consumer Discretionary 4.2%
Amazon.com, Inc. (a)	—	840
AutoZone, Inc. (a)	—	26
Best Buy Co., Inc.	2	194
Lowe`s Companies, Inc.	—	20
Lululemon Athletica Inc. (a)	1	180
NIKE, Inc. - Class B	3	443
Ollie's Bargain Outlet Holdings Inc. (a)	—	25
O'Reilly Automotive, Inc. (a)	—	92
The Home Depot, Inc.	2	628
		2,448
Materials 4.1%
Air Products and Chemicals, Inc.	1	238
Ecolab Inc.	3	696
Linde Public Limited Company	3	667
Newmont Corporation	8	482
PPG Industries, Inc.	—	64
Sherwin-Williams Co.	—	286
		2,433
Real Estate 1.1%
American Tower Corporation	—	108
Public Storage	2	525
		633
Total Common Stocks (cost $47,677)		55,431
SHORT TERM INVESTMENTS 5.2%
Investment Companies 5.2%
JNL Government Money Market Fund, 0.02% (b) (c)	3,091	3,091
Total Short Term Investments (cost $3,091)		3,091
Total Investments 99.5% (cost $50,768)		58,522
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net 0.5%		266
Total Net Assets 100.0%		58,805

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	14	March 2021	2,557	17	67

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 128.0%
Information Technology 37.2%
Accenture Public Limited Company - Class A	5	1,431
Adobe Inc. (a) (b)	6	2,955
ADS Alliance Data Systems, Inc. (b)	11	778
Advanced Micro Devices, Inc. (a) (b)	11	1,021
Amdocs Limited	11	754
Apple Inc. (a) (b)	156	20,668
Applied Materials, Inc. (b)	17	1,424
Arrow Electronics, Inc. (a) (b)	26	2,563
Aspen Technology, Inc. (a)	2	293
Autodesk, Inc. (a)	5	1,489
Avnet, Inc. (b)	38	1,329
Blackbaud, Inc. (a)	2	124
Booz Allen Hamilton Holding Corporation - Class A	1	71
Broadcom Inc.	5	2,028
CACI International Inc. - Class A (a)	5	1,308
Cadence Design Systems Inc. (a)	6	853
CDK Global, Inc.	9	473
CDW Corp.	5	706
Ciena Corp. (a)	6	297
Cirrus Logic Inc. (a)	14	1,189
Cisco Systems, Inc. (b)	75	3,377
Citrix Systems Inc.	—	54
Cognizant Technology Solutions Corp. - Class A	3	253
CommScope Holding Company, Inc. (a)	9	115
CommVault Systems Inc. (a)	11	608
Concentrix Solutions Corporation (a)	—	37
Dell Technology Inc. - Class C (a)	9	649
DocuSign, Inc. (a)	1	332
Dolby Laboratories, Inc. - Class A	3	299
Dropbox, Inc. - Class A (a)	19	412
DXC Technology Company (a)	13	346
EPAM Systems, Inc. (a)	—	148
Fair Isaac Corporation (a) (b)	1	685
First Solar, Inc. (a)	6	595
Fortinet, Inc. (a)	6	887
Gartner Inc. (a)	2	369
HP Inc.	86	2,115
Intel Corporation (b)	115	5,735
International Business Machines Corporation (b)	16	2,025
Intuit Inc.	7	2,735
J2 Cloud Services, LLC (a)	6	626
Jabil Inc.	23	996
Juniper Networks, Inc.	2	35
KBR, Inc.	8	241
Lam Research Corp.	3	1,235
MasterCard Incorporated - Class A	7	2,406
MAXIMUS Inc.	4	290
Micron Technology, Inc. (a)	21	1,571
Microsoft Corporation (b)	66	14,763
National Instruments Corp.	14	603
NCR Corporation (a)	3	100
NetApp, Inc.	2	139
NetScout Systems, Inc. (a)	3	90
New Relic, Inc. (a)	5	311
NortonLifelock Inc.	18	373
NVIDIA Corporation	4	2,238
NXP Semiconductors N.V.	1	221
Oracle Corporation	37	2,414
Paypal Holdings, Inc. (a)	5	1,164
Perspecta Inc.	7	157
Proofpoint, Inc. (a)	1	103
Qorvo, Inc. (a)	9	1,553
Qualcomm Incorporated	7	1,070
Salesforce.Com, Inc. (a)	5	1,150
Science Applications International Corp.	1	71
Seagate Technology Public Limited Company	6	393
ServiceNow, Inc. (a)	1	424
Skyworks Solutions, Inc.	7	1,030
SS&C Technologies Holdings, Inc.	16	1,165
Synaptics Incorporated (a)	7	682
SYNNEX Corporation (a)	20	1,656
Teradata Corporation (a)	7	153
Texas Instruments Incorporated	8	1,259
The Western Union Company	2	54
Universal Display Corporation	—	106
VeriSign, Inc. (a)	5	1,156
Visa Inc. - Class A	2	342
Vishay Intertechnology Inc.	74	1,530
Workday, Inc. - Class A (a)	3	636
Xerox Holdings Corporation	13	292
Xilinx, Inc.	3	449
Zoom Video Communications, Inc. - Class A (a)	4	1,418
		110,195
Consumer Discretionary 21.9%
Adtalem Global Education Inc. (a)	4	148
Amazon.com, Inc. (a) (b)	5	14,685
Autoliv, Inc. (a)	2	169
AutoNation, Inc. (a)	20	1,384
AutoZone, Inc. (a)	—	136
Best Buy Co., Inc.	15	1,544
BorgWarner Inc.	8	315
Boyd Gaming Corporation (a)	11	472
Chipotle Mexican Grill Inc. (a)	—	226
D.R. Horton, Inc.	3	232
Dana Holding Corp. (a)	13	255
Deckers Outdoor Corp. (a)	10	2,727
Dick's Sporting Goods Inc.	22	1,238
Domino's Pizza, Inc.	2	678
eBay Inc.	18	882
ETSY, Inc. (a)	6	1,021
Extended Stay America, Inc.	26	390
Foot Locker, Inc.	18	730
Ford Motor Company (a)	124	1,091
Gap Inc. (a)	39	781
Garmin Ltd.	8	920
General Motors Company (a)	5	193
Genuine Parts Co.	1	62
H & R Block, Inc.	74	1,177
Hanesbrands Inc.	26	372
Jack in the Box Inc.	11	1,023
KB Home	12	411
Kohl's Corporation (a)	31	1,254
L Brands, Inc. (a)	34	1,248
Lithia Motors Inc. - Class A	—	59
Lowe`s Companies, Inc. (b)	18	2,904
Lululemon Athletica Inc. (a)	1	316
Marriott Vacations Worldwide Corporation (a)	4	523
McDonald's Corporation	6	1,339
MGM Resorts International	20	631
Mohawk Industries Inc. (a)	3	384
Murphy USA Inc.	5	662
Newell Brands Inc.	6	117
NIKE, Inc. - Class B	5	757
O'Reilly Automotive, Inc. (a)	—	70
Papa John's International Inc.	8	638
Peloton Interactive, Inc. - Class A (a)	7	1,132
Penske Automotive Group, Inc.	3	185
Polaris Industries Inc.	5	482
Pulte Homes Inc.	27	1,166
Qurate Retail, Inc. - Series A (a)	125	1,372
RH (a)	1	224
Scientific Games Corporation (a)	10	420
Strategic Education, Inc.	2	183
Tapestry Inc. (a)	28	859
Tempur Sealy International, Inc. (a)	11	308
Tesla Inc. (a)	6	4,402
The Goodyear Tire & Rubber Company (a)	51	559
The Home Depot, Inc.	13	3,415
The Wendy's Company	37	804
Thor Industries Inc.	1	96
TJX Cos. Inc.	4	305
Tractor Supply Co.	7	1,015
TRI Pointe Homes, Inc. (a)	6	108
Wayfair Inc. - Class A (a)	3	649
Williams-Sonoma Inc.	5	463

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Wingstop Inc.	4	500
Wyndham Destinations, Inc. (b)	19	831
Yum! Brands, Inc.	11	1,237
		64,879
Health Care 18.6%
Abbott Laboratories (b)	8	849
AbbVie Inc. (b)	23	2,517
Agilent Technologies, Inc. (b)	3	332
Alexion Pharmaceuticals, Inc. (a) (b)	2	297
AmerisourceBergen Corporation	9	856
Amgen Inc.	1	148
Anthem, Inc.	4	1,211
Baxter International Inc. (b)	26	2,057
Becton, Dickinson and Company	6	1,411
Biogen Inc. (a) (b)	7	1,822
BioMarin Pharmaceutical Inc. (a)	2	214
Bio-Rad Laboratories, Inc. - Class A (a)	1	502
Boston Scientific Corporation (a)	46	1,641
Bristol-Myers Squibb Company (b)	34	2,086
Cardinal Health, Inc.	31	1,647
Centene Corporation (a)	1	54
Cerner Corp.	13	1,001
Change Healthcare Inc. (a)	9	176
Charles River Laboratories International Inc. (a)	2	581
Cigna Holding Company	2	397
CVS Health Corporation	17	1,180
Dentsply Sirona Inc.	7	359
Edwards Lifesciences Corporation (a)	—	30
Eli Lilly & Co.	4	686
Emergent BioSolutions Inc. (a)	2	211
Exelixis, Inc. (a)	15	298
Gilead Sciences, Inc.	23	1,321
Haemonetics Corp. (a)	2	273
HCA Healthcare, Inc.	3	527
Hill-Rom Holdings Inc.	10	992
Hologic Inc. (a)	14	1,044
Horizon Therapeutics Public Limited Company (a)	1	101
Humana Inc.	3	1,238
ICU Medical, Inc. (a)	2	353
Illumina, Inc. (a)	1	542
IQVIA Inc. (a)	5	867
Jazz Pharmaceuticals Public Limited Company (a)	3	487
Johnson & Johnson (b)	33	5,229
McKesson Corporation	9	1,633
Medpace Holdings, Inc. (a)	—	66
Medtronic Public Limited Company	25	2,954
Merck & Co., Inc. (b)	36	2,934
Moderna, Inc. (a)	—	48
Molina Healthcare, Inc. (a)	1	179
NuVasive Inc. (a)	4	249
PerkinElmer Inc.	1	142
Pfizer Inc. (b)	34	1,250
PRA Health Sciences, Inc. (a)	4	446
Quest Diagnostics Incorporated	2	266
Quidel Corporation (a)	—	51
Syneos Health, Inc. - Class A (a)	1	70
Tenet Healthcare Corporation (a)	4	172
Thermo Fisher Scientific Inc.	4	1,969
United Therapeutics Corporation (a)	7	1,064
UnitedHealth Group Incorporated	5	1,724
Universal Health Services Inc. - Class B	8	1,093
Veeva Systems Inc. - Class A (a)	1	141
Vertex Pharmaceuticals Incorporated (a)	7	1,601
Viatris, Inc. (a)	41	768
Waters Corp. (a)	2	560
Zimmer Biomet Holdings, Inc.	—	68
		54,985
Communication Services 12.9%
Activision Blizzard, Inc.	11	1,039
Alphabet Inc. - Class A (a) (b)	3	5,682
Alphabet Inc. - Class C (a) (b)	3	4,572
AMC Networks, Inc. - Class A (a) (b)	17	597
AT&T Inc. (a)	8	227
Booking Holdings Inc. (a)	—	947
Comcast Corporation - Class A (b)	36	1,876
Electronic Arts Inc.	9	1,240
Facebook, Inc. - Class A (a) (b)	33	9,106
Interpublic Group of Cos. Inc.	33	785
Lions Gate Entertainment Corp. - Class A (a)	10	112
Match Group Holdings II, LLC (a)	1	139
Match Group, Inc. (a)	10	1,932
Netflix, Inc. (a)	3	1,757
Omnicom Group Inc.	14	875
Pinterest, Inc. - Class A (a)	17	1,120
Roku Inc. - Class A (a)	3	1,146
Snap Inc. - Class A (a)	6	310
TEGNA Inc.	21	291
TripAdvisor Inc. (a)	6	164
Verizon Communications Inc.	27	1,582
Walt Disney Co. (b)	7	1,296
World Wrestling Entertainment, Inc. - Class A	5	248
Yelp Inc. (a)	29	937
Zillow Group, Inc. - Class C (a)	2	237
		38,217
Industrials 11.7%
3M Company	4	640
Acuity Brands, Inc.	3	419
AGCO Corporation	11	1,088
Alaska Air Group, Inc.	3	140
Allison Systems, Inc.	24	1,037
Avis Budget Group, Inc. (a)	11	427
Carrier Global Corporation	14	543
Caterpillar Inc.	4	763
Clean Harbors Inc. (a)	4	285
CoreLogic, Inc.	4	326
CoStar Group, Inc. (a)	—	90
Crane Co.	14	1,085
CSX Corp.	3	238
Cummins Inc. (b)	3	576
Curtiss-Wright Corp.	3	371
Donaldson Co. Inc.	7	372
Eaton Corporation Public Limited Company	2	268
EMCOR Group, Inc.	10	880
FedEx Corporation	3	683
Flowserve Corporation	8	293
Fortive Corporation	4	289
General Dynamics Corporation	2	276
General Electric Company	95	1,029
GrafTech International Ltd.	42	446
Healthcare Services Group Inc.	36	997
Herman Miller Inc.	7	227
HNI Corp.	39	1,352
Howmet Aerospace Inc. (a)	26	740
Hubbell Inc.	2	256
Huntington Ingalls Industries Inc.	7	1,151
IHS Markit Ltd.	3	295
ITT Industries Holdings, Inc.	9	699
Johnson Controls International Public Limited Company	34	1,576
KAR Auction Services, Inc. (a)	16	304
Knight-Swift Transportation Holdings Inc. - Class A	26	1,105
Lockheed Martin Corporation	3	1,055
ManpowerGroup Inc.	13	1,179
MSC Industrial Direct Co. - Class A	13	1,067
Northrop Grumman Systems Corp.	4	1,226
Nvent Electric Public Limited Company	21	499
Oshkosh Corp.	15	1,263
Quanta Services, Inc.	1	83
Raytheon BBN Technologies Corp. (b)	10	696
Regal-Beloit Corp.	3	339
Robert Half International Inc.	12	755
Schneider National, Inc. - Class B	35	725
Snap-On Inc.	1	152
Terex Corp. (a)	13	464
Timken Co.	16	1,238
Trane Technologies Public Limited Company	4	537
United Parcel Service Inc. - Class B	1	205
Univar Solutions Inc. (a)	25	482
Waste Management, Inc.	4	498

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Werner Enterprises Inc.	24	935
		34,664
Financials 11.6%
AFLAC Incorporated (b)	2	92
Ally Financial Inc.	11	404
American National Group, Inc. (b)	1	88
Associated Banc-Corp	111	1,885
Bank of America Corporation	20	593
Berkshire Hathaway Inc. - Class B (a) (b)	13	2,991
BOK Financial Corporation	3	231
Capital One Financial Corporation	10	1,033
Cathay General Bancorp	29	934
Cboe Global Markets, Inc.	9	821
Chubb Limited	2	260
Citigroup Inc.	33	2,008
Evercore Inc. - Class A	6	657
Federated Investors, Inc. - Class B	35	1,003
Fidelity National Financial, Inc. - Class A	19	730
Fifth Third Bancorp	5	127
First American Financial Corporation	8	414
FNB Corp.	51	484
Franklin Resources Inc.	3	77
Fulton Financial Corp.	39	494
Hancock Whitney Co.	1	31
International Bancshares Corporation	3	123
JPMorgan Chase & Co.	11	1,381
M&T Bank Corporation	1	66
Mercury General Corp.	9	452
MetLife, Inc.	13	619
Moody's Corp.	2	680
People's United Financial Inc.	64	831
Popular Inc.	44	2,461
Prudential Financial Inc.	4	340
S&P Global Inc.	3	938
SLM Corporation (b)	58	715
State Street Corporation	5	375
Synchrony Financial	18	618
The Allstate Corporation (b)	21	2,305
The Bank of New York Mellon Corporation	46	1,973
The Goldman Sachs Group, Inc.	—	118
The Hartford Financial Services Group, Inc.	3	170
The Travelers Companies, Inc.	5	718
Trustmark Corp.	28	759
U.S. Bancorp	9	402
UMB Financial Corp.	8	563
Umpqua Holdings Corp.	4	60
Virtu Financial Inc. - Class A	34	846
Wells Fargo & Company	43	1,285
Willis Towers Watson Public Limited Company	1	279
		34,434
Consumer Staples 6.6%
Archer-Daniels-Midland Company	8	378
Bunge Limited	8	514
Dollar General Corporation	1	177
Ingredion Inc.	3	244
Kimberly-Clark Corporation	12	1,656
Nu Skin Enterprises, Inc. - Class A	9	514
PepsiCo, Inc.	6	935
Philip Morris International Inc.	12	952
Pilgrim's Pride Corporation (a)	5	105
Procter & Gamble Co. (a) (b)	19	2,684
Target Corporation (b)	11	1,965
The Coca-Cola Company	20	1,086
The Kroger Co.	46	1,461
Treehouse Foods, Inc. (a)	8	357
Tyson Foods Inc. - Class A (b)	34	2,163
Walgreens Boots Alliance, Inc.	23	934
Walmart Inc.	24	3,436
		19,561
Materials 3.2%
Avient Corporation	2	98
Berry Global Group, Inc. (a)	2	89
Cabot Corp.	12	548
CF Industries Holdings Inc.	12	477
Commercial Metals Co.	26	535
Corteva, Inc.	2	66
Dow Inc.	1	60
DuPont de Nemours, Inc.	8	580
Eastman Chemical Co.	4	356
Element Solutions, Inc.	14	243
Greif Inc. - Class A	1	54
Huntsman Corp.	12	313
International Paper Company	16	800
Louisiana-Pacific Corp.	11	421
Minerals Technologies Inc.	1	63
MOS Holdings Inc.	12	269
NewMarket Corp.	1	564
O-I Glass, Inc. (a)	5	56
Reliance Steel & Aluminum Co.	2	186
Sensient Technologies Corporation	11	786
Silgan Holdings Inc.	7	266
Sonoco Products Co.	5	292
Steel Dynamics Inc.	26	943
Valvoline, Inc.	8	188
W. R. Grace & Co.	9	471
Westrock Company, Inc.	9	411
Worthington Industries Inc.	10	490
		9,625
Real Estate 2.3%
American Campus Communities, Inc.	4	151
Apartment Investment and Management Company - Class A	20	105
Boston Properties Inc.	7	707
Brandywine Realty Trust	79	945
CoreSite Realty Corporation	1	69
Corporate Office Properties Trust	2	60
Douglas Emmett, Inc.	2	64
Equity Residential	4	255
Highwoods Properties Inc.	21	817
Hudson Pacific Properties Inc.	18	435
Kilroy Realty Corporation	19	1,117
Lamar Advertising Co. - Class A (b)	2	133
PS Business Parks, Inc.	—	59
Public Storage	1	183
Regency Centers Corp.	5	227
Service Properties Trust	50	572
Urban Edge Properties	45	579
VEREIT, Inc.	3	104
Weingarten Realty Investors	17	372
		6,954
Energy 1.3%
Chevron Corporation	5	409
Cimarex Energy Co.	4	165
CNX Resources Corporation (a)	26	281
Exxon Mobil Corporation	14	569
HollyFrontier Corp.	4	113
Kinder Morgan, Inc.	21	293
Schlumberger Ltd.	19	424
Targa Resources Corp.	8	213
World Fuel Services Corp.	44	1,362
		3,829
Utilities 0.7%
Black Hills Corporation	1	56
Entergy Corporation	1	142
Hawaiian Electric Industries Inc.	4	131
IDACORP Inc.	4	401
NorthWestern Corp.	10	601
NRG Energy, Inc.	2	63
Pinnacle West Capital Corp.	7	557
		1,951
Total Common Stocks (cost $283,410)		379,294
PREFERRED STOCKS 0.1%
Consumer Discretionary 0.1%
Qurate Retail, Inc., 8.00%, 03/15/31	4	348
Total Preferred Stocks (cost $494)		348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund, 0.02% (c) (d)	4,094	4,094
Total Short Term Investments (cost $4,094)		4,094
Total Investments 129.5% (cost $287,998)		383,736
Total Securities Sold Short (29.5)% (proceeds $68,246)		(87,387)
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net (0.0)%		(60)
Total Net Assets 100.0%		296,309

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.5%)
COMMON STOCKS (29.5%)
Consumer Discretionary (4.8%)
Adient Public Limited Company	(10)	(360)
American Eagle Outfitters, Inc.	(38)	(757)
Aramark	(5)	(208)
Bright Horizons Family Solutions Inc.	(5)	(912)
Burlington Stores Inc.	(7)	(1,738)
Caesars Entertainment, Inc.	(4)	(295)
CarMax Inc.	(2)	(237)
Carvana Co. - Class A	(3)	(640)
Chegg, Inc.	(1)	(71)
Choice Hotels International Inc.	(6)	(605)
Five Below, Inc.	(6)	(1,044)
Fox Factory Holding Corp.	(2)	(206)
Hilton Worldwide Holdings Inc.	(1)	(72)
Hyatt Hotels Corp. - Class A	(4)	(280)
Nordstrom Inc.	(25)	(771)
Norwegian Cruise Line Holdings Ltd.	(52)	(1,325)
Ollie's Bargain Outlet Holdings Inc.	(3)	(273)
Planet Fitness, Inc. - Class A	(7)	(535)
Royal Caribbean Cruises Ltd.	(15)	(1,136)
Toll Brothers Inc.	(22)	(942)
TopBuild Corp.	(3)	(568)
Ulta Salon, Cosmetics & Fragrance, Inc.	(1)	(329)
Urban Outfitters Inc.	(12)	(313)
VF Corp.	(5)	(430)
WW International, Inc.	(2)	(45)
		(14,092)
Financials (3.6%)
American International Group, Inc.	(9)	(324)
Athene Holding Ltd - Class A	(7)	(293)
Cincinnati Financial Corporation	(12)	(1,066)
Commerce Bancshares Inc.	(4)	(267)
Cullen/Frost Bankers Inc.	(1)	(48)
East West Bancorp, Inc.	(1)	(59)
First Republic Bank	(2)	(229)
Home BancShares, Inc.	(2)	(32)
Invesco Ltd.	(63)	(1,100)
Janus Henderson Group PLC	(7)	(237)
LendingTree, Inc.	(3)	(792)
Lincoln National Corporation	(6)	(321)
Regions Financial Corporation	(9)	(151)
Reinsurance Group of America, Incorporated	(2)	(236)
Sterling Bancorp	(16)	(279)
SVB Financial Group	(3)	(1,356)
Texas Capital Bancshares, Inc.	(38)	(2,274)
Truist Financial Corporation	(14)	(694)
Ubiquiti Inc.	(2)	(451)
Western Alliance Bancorp	(9)	(543)
		(10,752)
Industrials (3.6%)
American Airlines Group Inc.	(17)	(270)
Axone Intelligence Inc.	(6)	(712)
Brink's Co.	(13)	(946)
Builders FirstSource, Inc.	(2)	(79)
Delta Air Lines, Inc.	(2)	(98)
Dun & Bradstreet Holdings, Inc.	(7)	(169)
GATX Corporation	(1)	(76)
HEICO Corp.	(5)	(694)
IAA Spinco Inc.	(11)	(709)
Ingersoll Rand Inc.	(19)	(861)
JetBlue Airways Corporation	(71)	(1,036)
Kennametal Inc.	(23)	(826)
Mercury Systems Inc.	(4)	(393)
Southwest Airlines Co.	(5)	(241)
Stericycle Inc.	(2)	(164)
SunRun Inc.	(7)	(501)
The Boeing Company	(1)	(162)
TransDigm Group Inc.	—	(83)
Trex Company, Inc.	(15)	(1,295)
Trinity Industries Inc.	(6)	(151)
United Airlines Holdings, Inc.	(4)	(176)
Woodward Governor Co.	(9)	(1,065)
		(10,707)
Health Care (3.5%)
Acadia Healthcare Company, Inc.	(1)	(49)
Acceleron Pharma Inc.	(3)	(326)
Adaptive Biotechnologies Corporation	(10)	(586)
Alnylam Pharmaceuticals, Inc.	(5)	(671)
Amedisys, Inc.	(1)	(214)
Arrowhead Pharmaceuticals Inc	(1)	(85)
Bluebird Bio, Inc.	(1)	(42)
Catalent Inc.	(2)	(209)
Elanco Animal Health	(11)	(329)
Encompass Health Corporation	(2)	(146)
Exact Sciences Corporation	(5)	(651)
Global Blood Therapeutics, Inc.	(7)	(324)
Guardant Health, Inc.	(5)	(617)
HealthEquity, Inc.	(15)	(1,061)
Insulet Corporation	(1)	(194)
Ionis Pharmaceuticals Inc.	(6)	(348)
Iovance Biotherapeutics Inc.	(14)	(652)
LHC Group, Inc.	(2)	(485)
Mednax, Inc.	(18)	(438)
Nektar Therapeutics	(36)	(620)
Novocure Limited	(3)	(460)
Penumbra, Inc.	(4)	(743)
Reata Pharmaceuticals, Inc. - Class A	(5)	(639)
Sage Therapeutics Inc.	(5)	(476)
		(10,365)
Information Technology (3.1%)
Alteryx, Inc. - Class A	—	(53)
Belden Inc.	(13)	(541)
Cognex Corp.	(8)	(653)
Coupa Software Incorporated	(2)	(520)
Cree, Inc.	(19)	(1,961)
Everbridge, Inc.	(1)	(100)
Fastly, Inc. - Class A	(5)	(476)
II-VI Incorporated	(27)	(2,047)
Medallia, Inc.	(22)	(732)
MongoDB, Inc. - Class A	(2)	(587)
Pagerduty, Inc.	(4)	(159)
Pluralsight, Inc. - Class A	(4)	(83)
Pure Storage, Inc. - Class A	(15)	(344)
RingCentral, Inc. - Class A	(2)	(603)
Sabre Corporation	(16)	(193)
ViaSat, Inc.	(2)	(61)
		(9,113)
Real Estate (2.7%)
Apple Hospitality REIT, Inc.	(63)	(810)
Brixmor Property Group Inc.	(7)	(110)
Digital Realty Trust Inc.	(2)	(238)
EPR Properties	(32)	(1,056)
Medical Properties Trust, Inc.	(10)	(214)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Pebblebrook Hotel Trust	(56)	(1,056)
Rexford Industrial Realty, Inc.	(1)	(59)
Simon Property Group, Inc.	(1)	(107)
SL Green Realty Corp.	(3)	(193)
Spirit Realty Capital, Inc.	(20)	(811)
STORE Capital Corp.	(37)	(1,252)
Ventas, Inc.	(12)	(578)
Vornado Realty Trust	(33)	(1,243)
Welltower Inc.	(3)	(198)
		(7,925)
Energy (2.4%)
Apache Corporation	(37)	(524)
Baker Hughes, a GE Company, LLC - Class A	(50)	(1,038)
ChampionX Corporation	(27)	(407)
Cheniere Energy, Inc.	(4)	(231)
ConocoPhillips	(8)	(318)
Halliburton Company	(12)	(218)
Helmerich & Payne Inc.	(7)	(169)
Hess Corporation	(32)	(1,700)
Marathon Oil Corporation	(19)	(128)
Marathon Petroleum Corporation	(15)	(634)
Murphy Oil Corporation	(20)	(238)
Occidental Petroleum Corporation	(32)	(552)
Parsley Energy Inc. - Class A	(31)	(441)
Phillips 66	(5)	(326)
Valero Energy Corporation	(2)	(122)
WPX Energy, Inc. - Class A	(11)	(94)
		(7,140)
Communication Services (1.9%)
Altice USA, Inc. - Class A	(4)	(136)
Dish Network Corporation - Class A	(2)	(70)
Expedia Group, Inc.	(11)	(1,474)
Live Nation Entertainment, Inc.	(17)	(1,271)
Lyft, Inc. - Class A	(36)	(1,792)
New York Times Co. - Class A	(6)	(308)
T-Mobile USA, Inc.	(2)	(311)
Twitter, Inc.	(5)	(296)
ViacomCBS Inc. - Class B	(1)	(34)
		(5,692)
Utilities (1.6%)
Ameren Corporation	(3)	(205)
Atmos Energy Corporation	(7)	(705)
CenterPoint Energy, Inc.	(86)	(1,871)
Eversource Energy	(1)	(57)
FirstEnergy Corp.	(26)	(792)
New Jersey Resources Corp.	(3)	(106)
Xcel Energy Inc.	(14)	(948)
		(4,684)
Consumer Staples (1.4%)
Beyond Meat, Inc.	(15)	(1,870)
Church & Dwight Co. Inc.	(2)	(136)
Coty Inc. - Class A	(29)	(204)
Energizer Holdings, Inc.	(2)	(66)
Grocery Outlet Holding Corp.	(12)	(463)
Hain Celestial Group Inc.	(25)	(990)
Lamb Weston Holdings Inc.	(6)	(437)
		(4,166)
Materials (0.9%)
Albemarle Corporation	(6)	(958)
Ball Corporation	(7)	(618)
Royal Gold Inc.	(1)	(113)
The Chemours Company	(1)	(34)
United States Steel Corporation	(61)	(1,028)
		(2,751)
Total Common Stocks (proceeds $68,246)		(87,387)
Total Securities Sold Short (29.5%) (proceeds $68,246)		(87,387)

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	16	March 2021	2,948	20	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS 80.3%
U.S. Treasury Bill 49.3%
Treasury, United States Department of
0.17%, 01/07/21 (a)	865	865
0.13%, 01/28/21 (a)	3,470	3,470
0.10%, 02/04/21 (a)	5,872	5,872
0.12%, 02/11/21 (a)	2,355	2,355
0.10%, 02/18/21 (a)	885	885
0.12%, 03/18/21 (a)	767	767
0.11%, 03/25/21 (a)	4,090	4,089
0.09%, 04/08/21 (a)	10,557	10,554
0.12%, 04/15/21 (a)	664	664
0.09%, 04/22/21 (a)	4,380	4,379
0.10%, 05/20/21 (a)	1,049	1,048
0.09%, 05/27/21 (a)	353	353
0.09%, 06/10/21 (a)	738	738
0.09%, 06/17/21 (a)	841	840
0.09%, 06/24/21 (a)	297	297
		37,176
Investment Companies 31.0%
JNL Government Money Market Fund, 0.02% (b) (c)	10,000	10,000
JPMorgan U.S. Treasury Plus Money Market Fund, 0.03% (c)	13,339	13,339
		23,339
Total Short Term Investments (cost $60,513)		60,515
Total Investments 80.3% (cost $60,513)		60,515
Other Derivative Instruments 1.8%		1,339
Other Assets and Liabilities, Net 17.9%		13,546
Total Net Assets 100.0%		75,400

(a) The coupon rate represents the yield to maturity.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	50	June 2021	EUR	12,566	1	4
3M EURIBOR	96	September 2021	EUR	24,126	2	8
3M EURIBOR	92	December 2021	EUR	23,122	1	7
3M EURIBOR	84	March 2022	EUR	21,109	1	7
3M EURIBOR	90	June 2022	EUR	22,617	1	7
3M EURIBOR	90	September 2022	EUR	22,619	1	3
3M EURIBOR	78	December 2022	EUR	19,603	1	1
3M EUROSWISS	4	June 2021	CHF	1,008	—	—
3M EUROSWISS	5	September 2021	CHF	1,260	—	—
3M EUROSWISS	1	December 2021	CHF	252	—	—
90 Day Eurodollar	16	June 2021		3,992	—	1
90 Day Eurodollar	21	September 2021		5,239	—	2
90 Day Eurodollar	38	December 2021		9,477	1	3
90 Day Eurodollar	37	March 2022		9,230	1	3
90 Day Eurodollar	57	June 2022		14,218	1	5
90 Day Eurodollar	58	September 2022		14,467	1	3
90 Day Eurodollar	53	December 2022		13,209	1	7
90 Day Sterling	15	June 2021	GBP	1,874	—	1
90 Day Sterling	15	September 2021	GBP	1,874	—	2
90 Day Sterling	17	December 2021	GBP	2,124	1	3
90 Day Sterling	59	March 2022	GBP	7,368	2	9
90 Day Sterling	54	June 2022	GBP	6,743	1	8
90 Day Sterling	29	September 2022	GBP	3,624	1	1
90 Day Sterling	16	December 2022	GBP	1,998	1	1
AEX Index	2	January 2021	EUR	249	(2)	1
Aluminum	28	March 2021		1,426	(39)	(41)
AUD/USD Spot Rate	39	March 2021		2,915	7	88
Australia 3 Year Bond	201	March 2021	AUD	23,590	3	11
Canada 10 Year Bond	23	March 2021	CAD	3,425	5	3
Canadian Bankers' Acceptance	14	June 2021	CAD	3,483	—	1
Cocoa	1	March 2021		27	—	(1)
Coffee "C"	13	March 2021		612	13	14
Copper	4	March 2021		768	17	9
Copper	16	March 2021		1,325	(12)	83
Corn	42	March 2021		905	20	111
Cotton No. 2	10	March 2021		383	1	7
DAX Index	1	March 2021	EUR	341	—	3
Dow Jones Industrial Average Index	3	March 2021		449	3	9
Euro BOBL	38	March 2021	EUR	5,151	—	(17)
Euro Bund	28	March 2021	EUR	4,973	—	2
Euro Buxl 30 Year Bond	11	March 2021	EUR	2,475	—	3
Euro OAT	43	March 2021	EUR	7,198	—	24
Euro STOXX 50 Price Index	6	March 2021	EUR	211	—	2
FTSA China 50 Index	165	January 2021		2,825	49	98
FTSE/JSE Africa Top 40 Index	3	March 2021	ZAR	1,645	—	—
Gasoline, RBOB	1	February 2021		57	—	2
Gold, 100 Oz.	14	February 2021		2,637	2	16
Hang Seng China Enterprises Index	9	January 2021	HKD	4,689	—	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Hang Seng Index	1	January 2021	HKD	1,328	—	4
Italy Government BTP Bond	11	March 2021	EUR	1,663	—	11
KC HRW Wheat	28	March 2021		798	3	47
Lean Hogs	1	February 2021		26	1	2
Long Gilt	23	March 2021	GBP	3,106	9	15
MSCI EAFE Index	7	March 2021		736	(6)	9
MSCI Emerging Markets Index	55	March 2021		3,447	(6)	95
MSCI Singapore Free Index	2	January 2021	SGD	65	(1)	—
NASDAQ 100 Stock Index	1	March 2021		247	1	10
New York Harbor ULSD	1	February 2021		60	—	2
Nickel	7	March 2021		677	20	20
NIFTY 50 Index	3	January 2021		84	—	—
Nikkei 225 Index	4	March 2021	JPY	106,295	—	33
NZD/USD Spot Rate	11	March 2021		779	(2)	12
OMX 30 Index	5	January 2021	SEK	946	—	(1)
Platinum	3	April 2021		156	—	6
Russell 2000 Index	3	March 2021		287	—	10
S&P 500 Index	2	March 2021		365	2	10
S&P Midcap 400 Index	2	March 2021		452	1	9
S&P/ASX 200 Index	1	March 2021	AUD	164	(2)	—
S&P/TSX 60 Index	8	March 2021	CAD	1,661	(8)	(12)
Silver	3	March 2021		385	(3)	11
Soybean Meal	3	March 2021		127	1	2
Sugar No. 11	58	May 2021		951	14	55
TOPIX Index	5	March 2021	JPY	88,250	—	19
Wheat	9	March 2021		284	—	4
Zinc	11	March 2021		763	(6)	(7)
					104	896
Short Contracts
Australia 10 Year Bond	(3)	March 2021	AUD	(442)	—	—
Brent Crude	(7)	January 2021		(357)	(1)	(5)
CAC 40 Index	(10)	January 2021	EUR	(553)	6	(1)
Cocoa	(10)	March 2021	GBP	(169)	—	(6)
Crude Oil, WTI	(2)	February 2021		(94)	—	(3)
Euro Schatz	(41)	March 2021	EUR	(4,603)	—	—
FTSE 100 Index	(3)	March 2021	GBP	(197)	4	6
IBEX 35 Index	(2)	January 2021	EUR	(162)	2	1
Japan 10 Year Bond	(6)	March 2021	JPY	(911,896)	—	4
Live Cattle	(9)	March 2021		(412)	(2)	(2)
Natural Gas	(7)	February 2021		(183)	(8)	5
United States 10 Year Note	(5)	March 2021		(689)	(1)	(1)
United States 2 Year Note	(29)	April 2021		(6,404)	(1)	(4)
United States 5 Year Note	(13)	April 2021		(1,637)	(1)	(3)
United States Long Bond	(3)	March 2021		(520)	(1)	—
United States Ultra Bond	(3)	March 2021		(636)	(2)	(5)
					(5)	(14)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/AQR Managed Futures Strategy Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	03/17/21	AUD	22,580	17,406	476
BRL/USD	CIT	03/17/21	BRL	1,441	276	6
CAD/USD	CIT	03/17/21	CAD	20,731	16,280	145
CHF/USD	CIT	03/17/21	CHF	2,722	3,079	10
CLP/USD	CIT	03/17/21	CLP	591,064	832	50
COP/USD	CIT	03/17/21	COP	237,099	69	—
EUR/USD	CIT	03/17/21	EUR	9,567	11,701	(35)
EUR/USD	CIT	03/17/21	EUR	16,226	19,844	148
GBP/USD	CIT	03/17/21	GBP	6,574	8,990	138
HUF/USD	CIT	03/17/21	HUF	380,834	1,283	(14)
HUF/USD	CIT	03/17/21	HUF	101,365	340	2
IDR/USD	CIT	03/17/21	IDR	16,156,603	1,143	12
ILS/USD	CIT	03/17/21	ILS	2,680	835	28
INR/USD	CIT	03/17/21	INR	109,245	1,485	17
JPY/USD	CIT	01/04/21	JPY	105,667	1,023	5
JPY/USD	CIT	03/17/21	JPY	1,067,330	10,342	46
KRW/USD	CIT	03/17/21	KRW	15,101,562	13,907	303
MXN/USD	CIT	03/17/21	MXN	3,121	158	—
NOK/USD	CIT	03/17/21	NOK	29,165	3,397	82
NZD/USD	CIT	03/17/21	NZD	809	582	(3)
NZD/USD	CIT	03/17/21	NZD	10,720	7,716	226
PHP/USD	CIT	03/17/21	PHP	64,437	1,339	9
PLN/USD	CIT	03/17/21	PLN	24,294	6,503	(115)
PLN/USD	CIT	03/17/21	PLN	2,797	749	2
SEK/USD	CIT	03/17/21	SEK	87,127	10,607	361
SGD/USD	CIT	03/17/21	SGD	703	532	5
TWD/USD	CIT	03/17/21	TWD	74,334	2,646	(15)
TWD/USD	CIT	03/17/21	TWD	4,711	168	—
USD/AUD	CIT	03/17/21	AUD	(4,473)	(3,448)	(124)
USD/BRL	CIT	03/17/21	BRL	(966)	(186)	(7)
USD/CAD	CIT	03/17/21	CAD	(26,768)	(21,022)	(431)
USD/CAD	CIT	03/17/21	CAD	(423)	(332)	—
USD/CHF	CIT	03/17/21	CHF	(2,345)	(2,652)	(19)
USD/CHF	CIT	03/17/21	CHF	(1,561)	(1,765)	3
USD/CLP	CIT	03/17/21	CLP	(72,188)	(101)	(8)
USD/CLP	CIT	03/17/21	CLP	(119,566)	(169)	—
USD/COP	CIT	03/17/21	COP	(184,669)	(54)	(4)
USD/EUR	CIT	03/17/21	EUR	(9,461)	(11,570)	(137)
USD/EUR	CIT	03/17/21	EUR	(2,198)	(2,689)	7
USD/GBP	CIT	03/17/21	GBP	(7,042)	(9,629)	(207)
USD/HUF	CIT	03/17/21	HUF	(433,971)	(1,461)	(34)
USD/HUF	CIT	03/17/21	HUF	(149,237)	(502)	—
USD/IDR	CIT	03/17/21	IDR	(1,779,569)	(126)	(2)
USD/IDR	CIT	03/17/21	IDR	(3,671,613)	(260)	—
USD/ILS	CIT	03/17/21	ILS	(557)	(174)	(3)
USD/ILS	CIT	03/17/21	ILS	(194)	(61)	—
USD/INR	CIT	03/17/21	INR	(67,134)	(911)	(9)
USD/INR	CIT	03/17/21	INR	(2,652)	(36)	—
USD/JPY	CIT	01/04/21	JPY	(105,667)	(1,023)	(4)
USD/JPY	CIT	03/17/21	JPY	(1,354,201)	(13,124)	(99)
USD/JPY	CIT	03/17/21	JPY	(25,939)	(251)	—
USD/KRW	MLP	01/04/21	KRW	(4,474)	(4)	—
USD/KRW	CIT	03/17/21	KRW	(1,492,711)	(1,376)	(14)
USD/KRW	CIT	03/17/21	KRW	(927,315)	(854)	2
USD/NOK	CIT	03/17/21	NOK	(29,065)	(3,386)	(151)
USD/NOK	CIT	03/17/21	NOK	(55)	(6)	—
USD/NZD	CIT	03/17/21	NZD	(10,709)	(7,707)	(139)
USD/PHP	CIT	03/17/21	PHP	(23,167)	(483)	—
USD/PLN	CIT	03/17/21	PLN	(26,638)	(7,129)	(41)
USD/PLN	CIT	03/17/21	PLN	(6,572)	(1,759)	22
USD/SEK	CIT	03/17/21	SEK	(15,874)	(1,932)	(81)
USD/SGD	CIT	03/17/21	SGD	(295)	(223)	(3)
USD/SGD	CIT	03/17/21	SGD	(204)	(155)	—
USD/TWD	MLP	01/04/21	TWD	(84)	(3)	—
USD/TWD	CIT	03/17/21	TWD	(30,469)	(1,085)	9
USD/ZAR	CIT	03/17/21	ZAR	(8,442)	(569)	(25)
USD/ZAR	CIT	03/17/21	ZAR	(908)	(62)	—
ZAR/USD	CIT	03/17/21	ZAR	28,077	1,896	60
					46,849	450

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Soybean Future, Mar. 2021	CGM	03/16/21		1,222	—	155
Soybean Meal Future, Mar. 2021	CGM	03/16/21		838	—	107
Wheat Future, Mar. 2021	CGM	03/16/21		1,030	—	59
Corn Future, Mar. 2021	MLP	03/16/21		678	—	48
Cotton No. 2 Future, Mar. 2021	MLP	03/23/21		1,179	—	110
Hang Seng China Enterprises Index Future, Jan. 2021	MLP	01/28/21	HKD	13,045	—	43
Hang Seng Index Future, Jan. 2021	MLP	01/28/21	HKD	5,299	—	19
KOSPI 200 Index Future, Mar. 2021	MLP	03/11/21	KRW	90,379	—	6
Sau Paulo Stock Exchange Index Future, Feb. 2021	MLP	02/17/21	BRL	578	—	3
Soybean Meal Future, Mar. 2021	MLP	03/16/21		305	—	39
Soybean Oil Future, Mar. 2021	MLP	03/23/21		568	—	68
Swiss Market Index Future, Mar. 2021	MLP	03/19/21	CHF	413	—	14
					—	671

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 94.5%
Japan 24.8%
Advantest Corporation	1	53
AEON Financial Service Co. Ltd.	2	20
AICA Kogyo Co., Ltd.	—	10
All Nippon Airways Co. Ltd. (a)	1	11
Amada Co. Ltd.	2	21
Anritsu Corporation (b)	—	7
Aozora Bank, Ltd.	1	11
Asahi Breweries Ltd.	4	161
Asahi Kasei Corp.	2	24
Astellas Pharma Inc.	10	147
Base Inc. (a)	—	10
Benesse Holdings Inc.	1	20
Bridgestone Corp. (b)	4	138
Canon Inc. (b)	6	108
Central Japan Railway Co.	1	99
Changes, Inc. (a)	—	14
Chugai Pharmaceutical Co. Ltd.	2	80
Credit Saison Co. Ltd.	1	10
Daicel Corp.	2	11
Daiichi Sankyo Company, Ltd	3	103
Daikin Industries Ltd.	—	45
Daito Trust Construction Co. Ltd.	—	28
Daiwa House Industry Co. Ltd.	3	80
Dena Co., Ltd.	1	11
DIC Corp.	1	30
DIP Corporation	1	13
Disco Corp.	—	34
Eisai Co. Ltd.	1	57
Electric Power Development Co., Ltd. - Class D	1	11
Fanuc Ltd.	1	296
Fast Retailing Co. Ltd.	—	359
Fuji Media Holdings, Inc.	2	17
FUJIFILM Holdings Corp.	2	105
Hitachi Ltd.	1	24
Hitachi Transport System, Ltd.	—	9
Honda Motor Co. Ltd.	2	51
House Foods Group Inc.	—	11
Hoya Corp.	1	111
Inpex Corporation	5	26
Isuzu Motors Ltd.	3	26
Japan Airlines Co., Ltd (a)	2	47
Japan Post Holdings Co., Ltd.	25	193
Japan Tobacco Inc. (b)	8	171
JMDC Inc. (a)	—	11
Kakaku.com Inc.	1	22
Kaneka Corp.	—	14
Kao Corp.	4	340
KDDI Corp.	6	181
Keyence Corp.	1	506
Kinden Corp.	1	13
Konica Minolta Holdings Inc. (b)	8	29
Kubota Corp.	1	24
Kyocera Corp.	—	25
Kyushu Railway Company	1	24
Lintec Corporation	1	11
M3, Inc.	2	151
Maeda Corporation	2	13
Medley, Inc. (a)	—	9
Mitsubishi Chemical Holdings Corporation	3	15
Mitsubishi Materials Corp.	1	30
Mitsubishi UFJ Financial Group Inc.	18	80
Mitsubishi UFJ Lease & Finance Co. Ltd.	13	63
Mitsui Fudosan Co. Ltd.	1	17
Mizuho Financial Group Inc.	3	36
MonotaRO Co., Ltd.	1	36
Morinaga & Co.,Ltd.	—	11
MS&AD Insurance Group Holdings, Inc.	3	94
Murata Manufacturing Co. Ltd.	2	190
NEXON Co.,Ltd.	4	135
Nidec Corp.	2	290
Nihon Kohden Corporation	1	19
Nikon Corp.	1	8
Nintendo Co. Ltd.	—	191
Nippon Paint Co. Ltd.	1	99
Nippon Shokubai Co., Ltd.	—	17
Nippon Telegraph & Telephone Corp.	5	133
Obic Co. Ltd.	—	40
Omron Corp.	1	45
Oriental Land Co. Ltd.	1	149
Otsuka Holdings Co., Ltd.	1	51
Panasonic Corp.	—	1
PeptiDream Inc. (a)	1	25
Pola Orbis Holdings Inc.	6	120
Rakus Co.,Ltd.	—	9
Recruit Holdings Co., Ltd.	8	353
Resorttrust, Inc.	1	16
Rohm Co. Ltd.	—	39
Ryohin Keikaku Co. Ltd.	2	39
Sankyu Inc.	—	11
Santen Pharmaceutical Co. Ltd.	1	10
Sanwa Holdings Corporation	1	11
SCREEN Holdings Co., Ltd.	—	22
Seven & I Holdings Co., Ltd.	1	32
Shikoku Electric Power Company, Incorporated	1	8
Shimadzu Corp.	1	31
Shimano Inc.	—	23
Shin-Etsu Chemical Co. Ltd.	—	53
Shionogi & Co. Ltd.	1	60
Shiseido Co. Ltd.	—	14
SMC Corp.	—	122
Softbank Corp.	6	76
SoftBank Group Corp.	4	274
Sojitz Corp.	8	17
Sony Corp.	2	241
Sugi Holdings Co., Ltd.	—	13
Sumitomo Chemical Co. Ltd.	5	20
Sumitomo Corp.	7	86
Sumitomo Mitsui Financial Group Inc.	8	256
Sumitomo Mitsui Trust Holdings Inc.	1	34
Sumitomo Rubber Industries Inc.	3	26
Suntory Beverage & Food Limited	1	32
Sysmex Corp.	1	60
Takeda Pharmaceutical Co. Ltd.	4	149
Teijin Ltd.	1	23
Terumo Corp.	1	25
Toda Corp.	2	12
Tokio Marine Holdings Inc.	1	31
Tokyo Electron Ltd.	—	149
Toray Industries Inc.	2	10
Toshiba Corp.	1	39
TOTO Ltd.	—	18
Toyo Seikan Group Holdings Ltd.	1	12
Toyota Boshoku Corporation	1	11
Toyota Motor Corp.	4	293
Toyota Tsusho Corp.	1	24
Trend Micro Inc. (b)	1	35
TS Tech Co.,Ltd.	—	12
TV Asahi Holdings Corp.	1	10
Ube Industries Ltd.	1	11
Unicharm Corp.	2	81
Yahoo! Japan Corp.	9	54
Yakult Honsha Co. Ltd.	2	96
Yamada Denki Co. Ltd.	6	30
Yamaguchi Financial Group,Inc.	3	19
Yaskawa Electric Corp.	2	85
Zenkoku Hosho Co., Ltd.	—	18
		9,316
United Kingdom 10.7%
Anglo American PLC	—	9
Ashmore Group PLC	3	15
AstraZeneca PLC	3	326
Auto Trader Group PLC (a)	3	26
Aviva PLC	3	12
Babcock International Group PLC (a)	3	13
BP P.L.C.	12	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
British American Tobacco P.L.C.	6	214
BT Group Plc (a)	32	58
Burberry Group PLC (a)	—	11
Compass Group PLC (a)	3	52
Convatec Group PLC	7	20
Croda International Public Limited Company	—	17
DCC Public Limited Company	—	8
Diageo PLC	9	343
Dunelm Group PLC (a)	4	69
easyJet PLC (a)	2	19
Experian PLC	5	182
GlaxoSmithKline PLC	12	223
Halma Public Limited Company	2	71
HomeServe PLC	2	29
Howden Joinery Group PLC (a)	6	53
HSBC Holdings PLC (a)	38	195
Imperial Brands PLC	3	66
Informa Switzerland Limited (a)	12	88
ITV Plc (a)	18	26
J Sainsbury PLC	36	110
JD Sports Fashion Plc (a)	5	57
Johnson Matthey PLC	1	27
KAZ Minerals PLC	1	12
Kingfisher Plc (a)	3	11
Legal & General Group PLC	5	19
Lloyds Banking Group PLC (a)	206	103
Marks & Spencer Group Plc (a)	41	76
Meggitt PLC (a)	7	45
Ocado Group PLC (a)	2	53
Relx PLC	3	64
Rentokil Initial PLC	12	84
Rightmove PLC	10	91
Rio Tinto PLC	1	97
Rolls-Royce Holdings plc (a)	41	62
Rotork P.L.C.	6	27
Smiths Group PLC	2	35
Spirax-Sarco Engineering PLC	—	21
SSE PLC	3	60
Standard Chartered PLC (a)	2	13
Tesco PLC	67	213
The Royal Bank of Scotland Group Public Limited Company (a)	2	5
Travis Perkins PLC (a)	1	12
Unilever PLC	4	247
WH Smith PLC (a)	4	75
WM Morrison Supermarkets P L C	91	222
		4,027
France 10.7%
Adevinta ASA - Class B (a)	1	14
Alstom (a)	1	51
Amundi (a)	1	49
AXA SA	1	33
BNP Paribas SA (a)	2	132
Bureau Veritas (a)	1	19
Casino Guichard Perrachon SA (a) (b)	2	75
Cie de Saint-Gobain (a)	1	69
Cie Generale d'Optique Essilor International SA (a)	—	51
CNP Assurances SA (a)	1	23
Credit Agricole SA (a)	2	28
Danone	1	97
Dassault Systemes SA	2	330
Electricite de France	3	40
Engie (a)	5	75
Eutelsat Communications	2	26
Faurecia (a)	1	26
Gaztransport Et Technigaz	—	11
Gecina SA	—	24
Hermes International SCA	—	268
IPSEN	—	35
Kering SA	—	199
Klepierre	1	13
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	185
Legrand SA	2	144
L'Oreal SA	1	204
LVMH Moet Hennessy Louis Vuitton SE	1	535
Nexans (a)	—	9
NYSE B.V.	—	34
Orange SA	2	22
Peugeot SA (a) (b)	1	37
Renault SA (a)	1	53
Rexel (a)	3	42
Safran (a)	1	90
Sanofi SA	2	180
Schneider Electric SE (a)	2	251
SCOR (a)	1	40
Societe Generale SA (a)	10	206
Total SA (b)	2	69
Ubisoft Entertainment (a)	1	59
Valeo	1	39
VINCI	1	127
		4,014
Germany 9.5%
Adidas AG - Class N (a)	1	353
ADO Properties S.A.	—	15
Allianz SE	1	198
Aroundtown SA	2	18
Aurubis AG	—	11
BASF SE - Class N	2	179
Bayer AG - Class N	1	68
Bayerische Motoren Werke AG	1	80
Beiersdorf AG	3	316
Covestro AG	1	42
Daimler AG - Class N	2	153
Deutsche Post AG - Class N	3	130
DW Property Invest GmbH	1	36
DWS Group GmbH & Co. KGaA	—	12
E.ON SE - Class N	20	225
Fielmann AG (a)	—	23
HELLA GmbH & Co. KGaA (a)	—	22
Hellofresh SE (a)	—	15
Hugo Boss AG	3	89
Infineon Technologies AG - Class N	3	122
Kion Group AG	—	11
Knorr - Bremse Aktiengesellschaft	—	34
LEG Immobilien AG	—	53
Puma SE (a)	1	99
Rational AG	—	24
RWE AG	2	78
SAP SE	3	457
Siemens AG - Class N	2	332
Siemens Healthineers AG	1	35
Talanx Aktiengesellschaft	—	15
ThyssenKrupp AG (a)	1	14
TUI AG (a) (c)	4	23
Varta AG (a)	—	32
Volkswagen AG	1	159
Vonovia SE	1	89
Wacker Chemie AG	—	19
		3,581
Switzerland 7.2%
Compagnie Financiere Richemont SA	3	230
Credit Suisse Group AG - Class N	17	226
Givaudan SA - Class N	—	301
Glencore PLC (a)	11	34
Kühne + Nagel International AG	—	56
Lonza Group AG	—	111
Nestle SA - Class N	8	941
Novartis AG - Class N	3	257
SGS SA - Class N	—	12
Sika AG	1	236
STMicroelectronics NV	3	93
Swiss Re AG	1	116
UBS Group AG	6	80
		2,693
Australia 6.9%
Afterpay Limited (a)	—	15
Altium Limited	1	18
Alumina Ltd.	28	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Aristocrat Leisure Limited	7	160
Atlas Arteria Limited	3	17
Australia & New Zealand Banking Group Ltd.	8	149
Beach Energy Ltd.	13	18
Bendigo and Adelaide Bank Ltd.	4	28
BHP Group PLC	3	76
BHP Group PLC	9	283
Brambles Limited	6	49
Challenger Financial Services Group Ltd.	3	13
CIMIC Group Limited (a)	1	15
Cochlear Ltd.	1	92
Commonwealth Bank of Australia	2	147
CSL Ltd.	1	245
Goodman Funding Pty Ltd	8	117
IDP Education Limited	2	26
Iluka Resources Limited	30	149
Insurance Australia Group Ltd.	21	77
IOOF Holdings Ltd	9	25
Macquarie Group Limited	2	195
Mineral Resources Limited	1	39
National Australia Bank Ltd.	5	79
OZ Minerals Ltd.	2	31
Perpetual Limited	1	16
Ramsay Health Care Ltd.	—	11
Scentre Group Limited	11	23
SEEK Limited	1	25
South32 Limited	7	13
St Barbara Limited	6	10
Suncorp Group Ltd.	3	20
Technology One Limited	2	11
Transurban Group	5	52
Treasury Wine Estates Limited	2	11
Vicinity Centres RE Ltd	10	13
Westpac Banking Corporation	16	245
Woodside Petroleum Ltd.	2	42
WorleyParsons Ltd.	1	10
		2,604
Netherlands 6.0%
ABN AMRO Bank N.V. - DUTCHCERT	13	127
Aegon NV	45	179
Airbus SE (a)	1	133
argenx SE (a)	—	12
ASML Holding	1	343
ASR Nederland N.V.	—	19
Heineken NV	—	23
ING Groep N.V.	23	213
Koninklijke DSM N.V.	1	237
Koninklijke Philips N.V.	2	133
Koninklijke Vopak N.V.	1	51
NN Group N.V.	—	15
Prosus N.V. (a)	2	246
Royal Dutch Shell PLC - Class A	16	277
Royal Dutch Shell PLC - Class B	9	159
SBM Offshore N.V.	—	2
Signify N.V.	1	41
Unibail-Rodamco SE (b)	1	60
		2,270
Hong Kong 3.3%
AIA Group Limited	22	273
Cathay Pacific Airways Limited (a) (b)	14	13
CK Asset Holdings Limited	4	21
CLP Holdings Ltd.	12	106
ESR Cayman Limited (a)	4	15
Hang Seng Bank Ltd.	2	35
Hong Kong & China Gas Co. Ltd. (b)	17	25
Hong Kong Exchanges & Clearing Ltd.	2	94
Hongkong Land Holdings Ltd.	11	44
Hysan Development Co. Ltd.	3	11
Jardine Strategic Holdings Ltd.	1	15
Kerry Properties Ltd.	13	33
Link Real Estate Investment Trust	10	94
Man Wah Holdings Limited	14	31
MTR Corp.	14	78
New World Development Company Limited	8	37
Sands China Ltd.	14	64
Sun Hung Kai Properties Ltd.	5	58
Swire Pacific Ltd. - Class A	12	69
Swire Properties Limited	8	22
Techtronic Industries Company Limited	8	107
		1,245
Sweden 3.2%
Assa Abloy AB - Class B	3	76
Atlas Copco Aktiebolag - Class A	4	220
Atlas Copco Aktiebolag - Class B	4	183
Boliden AB	2	83
Elekta AB (publ) - Class B	1	9
Epiroc Aktiebolag - Class A	4	70
Epiroc Aktiebolag - Class B	1	17
EQT AB (d)	1	26
Hennes & Mauritz AB - Class B (a)	3	60
Investor AB - Class B	1	88
Kinnevik AB - Class B (a)	2	104
L E Lundbergforetagen AB - Class B (a)	1	49
Loomis AB - Class B	1	15
Pandox Aktiebolag (a)	1	22
Samhallsbyggnadsbolaget i Norden AB (b)	10	36
SSAB AB - Class A (a)	5	16
Stillfront Group AB (publ) (a)	1	13
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	1	24
Svenska Handelsbanken AB - Class A	6	59
Swedish Orphan Biovitrum AB (Publ) (a)	1	18
		1,188
Denmark 2.8%
Chr. Hansen Holding A/S (a)	2	173
Coloplast A/S - Class B	—	28
DSV Panalpina A/S	—	49
Genmab A/S (a)	—	55
Jyske Bank A/S (a)	—	14
Novo Nordisk A/S - Class B	6	406
Novozymes A/S - Class B	1	61
Orsted A/S	1	127
Rockwool International A/S - Class B	—	17
Vestas Wind Systems A/S	1	141
		1,071
Italy 2.1%
Amplifon S.p.A (a)	—	5
Assicurazioni Generali SpA	9	165
Banca Generali S.p.A.	—	16
Banca Mediolanum SpA	2	15
Enel SpA	19	195
Exor Nederland N.V.	—	26
Ferrari N.V.	—	44
Interpump Group SpA	—	7
Intesa Sanpaolo SpA	21	50
Italgas S.p.A.	3	17
Leonardo S.p.A.	2	15
Pirelli & C. S.p.A. (a)	6	35
Prysmian S.p.A.	1	35
Terna – Rete Elettrica Nazionale S.p.A.	1	7
UniCredit S.p.A. (a)	17	160
Unipol Gruppo Finanziario S.P.A.	2	9
		801
Spain 2.0%
Amadeus IT Group SA	—	15
Banco Bilbao Vizcaya Argentaria, S.A.	9	46
Banco Santander, S.A.	31	97
Cellnex Telecom, S.A.	1	34
Grifols, S.A. (b)	—	6
Iberdrola, Sociedad Anonima	15	211
Industria de Diseno Textil, S.A.	7	220
Naturgy Energy Group SA	1	31
Repsol SA	5	50
Siemens Gamesa Renewable Energy, S.A.	1	46
		756
Singapore 1.1%
Ascendas REIT	9	21
CapitaLand Ltd.	6	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
DBS Group Holdings Ltd.	4	78
Frasers Logistics & Industrial Asset Management Pte. Ltd.	11	12
Jardine Cycle & Carriage Ltd.	3	38
Oversea-Chinese Banking Corporation Limited	7	56
Singapore Airlines Ltd. (a)	18	60
Singapore Press Holdings Ltd.	14	12
Singapore Technologies Engineering Ltd.	5	15
Singapore Telecommunications Limited	26	45
United Overseas Bank Ltd.	3	44
		396
Finland 1.0%
Kesko Oyj - Class B	—	11
Kojamo Oyj	1	25
Kone Corporation	—	11
Neste Oyj	1	88
Nokia Oyj (a)	15	56
Nordea Bank ABP	17	139
Outotec Oyj	2	19
Sampo Oyj - Class A	1	26
		375
Norway 0.8%
DNB Bank ASA	5	99
Equinor ASA	8	138
Nel ASA (a)	7	24
Subsea 7 S.A. (a)	2	16
Telenor ASA	1	14
		291
Belgium 0.5%
Anheuser-Busch InBev	1	85
Barco	—	6
Euronav	1	11
UCB SA	—	30
Umicore (b)	1	50
Warehouses De Pauw	—	15
		197
Israel 0.4%
Bank Hapoalim BM	15	101
Bank Leumi Le-Israel BM	3	19
Nice Ltd. (a)	—	19
Teva Pharmaceutical Industries Ltd (a)	1	8
The First International Bank of Israel Limited	—	11
		158
Portugal 0.4%
EDP Renovaveis, S.A.	1	22
Energias de Portugal SA	8	53
Galp Energia, SGPS, S.A.	5	57
		132
Austria 0.3%
Erste Group Bank AG	2	48
Raiffeisen Bank International AG (a)	3	65
		113
Ireland 0.3%
Flutter Entertainment Public Limited Company (a)	—	77
Kingspan Group Plc (a)	—	35
		112
New Zealand 0.2%
a2 Milk Co. Ltd. (a)	1	10
Fisher & Paykel Healthcare Corp.	1	24
The A2 Milk Company (Export) Limited (a)	5	45
		79
China 0.1%
Yangzijiang Shipbuilding (Holdings) Ltd.	58	42
Luxembourg 0.1%
RTL Group SA (a)	1	29
United Arab Emirates 0.1%
Network International Holdings PLC	5	24
Total Common Stocks (cost $31,977)		35,514
PREFERRED STOCKS 2.2%
Switzerland 1.6%
Roche Holding AG	2	596
Germany 0.6%
Volkswagen AG (e)	1	239
Total Preferred Stocks (cost $814)		835
WARRANTS 0.0%
Switzerland 0.0%
Compagnie Financiere Richemont SA (a)	9	2
Total Warrants (cost $0)		2
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a) (b)	6	2
Australia 0.0%
IGO Limited (a) (f)	—	—
Total Rights (cost $2)		2
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.7%
JNL Government Money Market Fund, 0.02% (g) (h)	997	997
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.07% (g) (h)	350	350
Total Short Term Investments (cost $1,347)		1,347
Total Investments 100.3% (cost $34,140)		37,700
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.3)%		(126)
Total Net Assets 100.0%		37,570

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $26 and 0.1% of the Fund.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/BlackRock Advantage International Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	11/11/20	19	23	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	10	March 2021	1,061	(4)	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 65.5%
Information Technology 16.0%
AAC Technologies Holdings Inc. (a)	114	639
Adobe Inc. (b)	1	361
Advanced Micro Devices, Inc. (b)	1	94
Adyen B.V. (b)	5	11,986
Akamai Technologies, Inc. (b)	11	1,111
Altair Engineering Inc. - Class A (b)	51	2,953
Analog Devices, Inc.	4	611
Apple Inc. (b) (c) (d)	680	90,252
Applied Materials, Inc. (d)	261	22,489
ASE Technology Holding Co., Ltd.	16	46
ASML Holding	51	25,123
Asustek Computer Inc.	4	36
Atlassian Corporation PLC - Class A (b)	11	2,503
Autodesk, Inc. (b) (d)	38	11,651
Bicycle Club Joint Venture, L.P. - Class A	86	578
Broadcom Inc.	3	1,463
Cadence Design Systems Inc. (b)	20	2,789
Canon Inc. (a)	7	136
Ciena Corp. (b)	4	223
Cognizant Technology Solutions Corp. - Class A	99	8,127
CrowdStrike Holdings, Inc. - Class A (b) (d)	36	7,626
Daum Communications Corp.	11	3,871
Dell Technology Inc. - Class C (b)	185	13,554
Disco Corp. (d)	8	2,798
Dynatrace Holdings LLC (b)	19	803
EPAM Systems, Inc. (b)	5	1,691
Fortinet, Inc. (b)	18	2,612
Fujitsu Ltd.	—	43
GDS Holdings Ltd. - ADR (b)	1	83
Global Payments Inc. (d)	71	15,386
Globant S.A. (b)	5	1,186
Glodon Company Limited - Class A	84	1,008
Hexagon Aktiebolag - Class B	43	3,900
Hitachi Ltd.	4	142
Hon Hai Precision Industry Co. Ltd.	257	843
HP Inc.	5	116
Hundsun Technologies Inc. - Class A	62	990
Infineon Technologies AG - Class N	77	2,978
INPHI Corporation (b)	2	337
Intel Corporation	7	327
Intuit Inc.	1	329
Keyence Corp. (d)	11	6,415
Kingdee International Software Group Co. Ltd.	1,131	4,633
Lam Research Corp.	—	89
Lenovo Group Ltd.	92	87
Link Mobility Group Holding ASA (b) (e)	112	612
Lookout, Inc. (f) (g)	21	116
Lookout, Inc. (f) (g)	284	3,300
Marvell Technology Group Ltd	54	2,561
MasterCard Incorporated - Class A (d)	99	35,207
MediaTek Inc.	35	935
Microchip Technology Incorporated	83	11,457
Micron Technology, Inc. (b) (d)	195	14,623
Microsoft Corporation (d)	367	81,639
Ming Yuan Cloud Group Holdings Limited (b)	168	1,040
MongoDB, Inc. - Class A (b)	5	1,836
Nanya Technology Corp.	38	118
NCSoft Corp.	2	1,978
NEC Corp.	1	43
NetEase, Inc. - ADR	17	1,580
New Relic, Inc. (b)	13	871
Nintendo Co. Ltd.	—	64
Nokia Oyj (b)	127	489
NortonLifelock Inc.	57	1,193
NTT Data Corp.	5	73
NVIDIA Corporation (d)	37	19,578
NXP Semiconductors N.V. (d)	116	18,424
Okta, Inc. - Class A (b) (d)	12	2,994
Palantir Technologies Inc. (g) (h)	410	9,173
Palantir Technologies Inc. - Class A (a) (b)	328	7,734
Palo Alto Networks, Inc. (b)	11	3,879
Paycom Software, Inc. (b)	4	1,832
Paypal Holdings, Inc. (b) (d)	93	21,859
Proofpoint, Inc. (b)	8	1,095
PTC Inc. (b)	203	24,290
PubMatic, Inc. - Class A (a) (b)	45	1,248
Qualcomm Incorporated	31	4,778
RingCentral, Inc. - Class A (b)	2	890
Salesforce.Com, Inc. (b) (d)	98	21,790
Samsung SDI Co. Ltd.	9	5,084
SAP SE	1	99
ServiceNow, Inc. (b) (d)	19	10,318
Shenzhen Goodix Technology Co., Ltd. - Class A	1	19
Silergy Corp.	16	1,382
Splunk Inc. (b)	16	2,742
Taiwan Semiconductor Manufacturing Co. Ltd.	2,028	38,309
Tata Consultancy Services Limited	1	33
Telefonaktiebolaget LM Ericsson - Class B	232	2,769
Thomson Reuters Corporation	1	83
Tokyo Electron Ltd.	—	75
Twilio Inc. - Class A (b)	8	2,743
United Microelectronics Corp.	75	126
Visa Inc. - Class A	23	5,051
VMware, Inc. - Class A (a) (b)	130	18,172
Vontier Corporation (b)	20	659
Western Digital Corporation (b)	36	2,015
Workday, Inc. - Class A (b)	7	1,599
Xilinx, Inc.	31	4,339
Yageo Corp.	78	1,443
Zoom Video Communications, Inc. - Class A (b)	—	166
Zscaler, Inc. (b) (d)	17	3,443
		654,986
Health Care 9.1%
Abbott Laboratories (d)	162	17,737
AbbVie Inc.	226	24,167
Aier Eye Hospital Group Co., Ltd - Class A	117	1,339
Alcon AG (b)	26	1,687
Alcon AG (b)	1	66
Alexion Pharmaceuticals, Inc. (b)	7	1,089
Amgen Inc.	2	415
Amoy Diagnostics Co., Ltd. - Class A	52	627
Anthem, Inc.	53	17,063
Apellis Pharmaceuticals, Inc. (b)	20	1,169
Astellas Pharma Inc.	694	10,722
AstraZeneca PLC	96	9,716
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	23	1,052
Autobio Diagnostics Co., Ltd. - Class A	36	792
Baxter International Inc.	19	1,531
Becton, Dickinson and Company	50	12,486
Boston Scientific Corporation (b) (d)	742	26,663
Bristol-Myers Squibb Company	246	15,290
Celltrion Inc. (b)	—	72
Cerner Corp.	1	95
Cie Generale d'Optique Essilor International SA (b)	82	12,718
Cigna Holding Company	—	88
CSPC Pharmaceutical Group Ltd.	84	86
DexCom Inc. (b)	1	282
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	—	9
Edwards Lifesciences Corporation (b)	47	4,276
Eisai Co. Ltd.	—	21
Fresenius SE & Co. KGaA	1	31
Genmab A/S (b)	4	1,595
Gilead Sciences, Inc.	—	18
GlaxoSmithKline PLC	14	252
Grand Round, Inc. (f) (g)	639	2,211
Guardant Health, Inc. (b) (d)	20	2,536
Hangzhou Tigermed Consulting Co., Ltd - Class A	34	833
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	28	640
Hansoh Pharmaceutical Group Company Limited (b)	122	595
HCA Healthcare, Inc. (d)	107	17,626
Hoya Corp. (d)	106	14,717
Humana Inc.	2	763

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Illumina, Inc. (b)	2	698
Incyte Corporation (b)	—	43
Insulet Corporation (b)	3	651
Intuitive Surgical, Inc. (b) (d)	7	6,015
Iovance Biotherapeutics Inc. (b)	13	616
Johnson & Johnson (d)	239	37,573
Kyowa Kirin Co., Ltd.	1	14
Medtronic Public Limited Company	3	367
Merck & Co., Inc. (d)	248	20,283
Nevro Corp. (b)	4	672
NMC Health PLC (f)	162	—
Novartis AG - Class N	3	245
Olympus Corp.	2	42
Otsuka Holdings Co., Ltd.	1	56
Pfizer Inc.	30	1,095
Pharmaron Beijing Co., Ltd. - Class H	3	49
PTC Therapeutics, Inc. (b)	7	402
Quest Diagnostics Incorporated	9	1,045
Regeneron Pharmaceuticals, Inc. (b)	—	107
ResMed Inc. (d)	8	1,627
Samsung Biologics Co., Ltd (b)	—	143
Sanofi SA	226	21,868
Sartorius Stedim Biotech	—	45
Seagen Inc. (b)	10	1,730
Silk Road Medical, Inc. (b)	18	1,138
Straumann Holding AG - Class N	2	2,234
Stryker Corporation	8	1,902
Terumo Corp.	—	17
Thermo Fisher Scientific Inc.	36	16,739
UnitedHealth Group Incorporated	107	37,594
Venus Medtech (Hangzhou) Inc. - Class H (a) (b)	96	982
Vertex Pharmaceuticals Incorporated (b)	27	6,406
WuXi AppTec Co., Ltd. - Class A	37	757
Wuxi Biologics Cayman Inc (b)	134	1,762
Zoetis Inc. - Class A (d)	14	2,317
		370,309
Consumer Discretionary 8.3%
Adidas AG - Class N (b) (d)	52	18,916
Aisin Seiki Co. Ltd.	6	165
Alibaba Group Holding Limited (b) (g)	76	2,295
Alibaba Group Holding Limited - ADR (b) (d)	36	8,432
Amazon.com, Inc. (b) (c) (d)	21	70,004
ANTA Sports Products Limited	174	2,771
Aptiv PLC (b) (d)	151	19,613
Beijing Zhonggong Education Technology Co., Ltd. - Class A	6	31
Brilliance China Automotive Holdings Ltd.	110	101
BYD Company Limited - Class A	106	3,154
Capri Holdings Limited (b) (d)	35	1,473
Compagnie Financiere Richemont SA	1	70
D.R. Horton, Inc.	295	20,348
Daimler AG - Class N	5	320
Darden Restaurants Inc.	7	884
Dongfeng Motor Group Co., Ltd - Class H	24	28
eBay Inc.	6	287
Fiat Chrysler Automobiles N.V. (b)	2	42
Flutter Entertainment Public Limited Company (b)	22	4,600
Ford Motor Company (b)	3	24
General Motors Company (b)	2	88
Haidilao International Holding Ltd.	91	703
Haier Smart Home Co., Ltd - Class A	152	676
Hangzhou Robam Appliances Co., Ltd. - Class A	101	631
Hilton Worldwide Holdings Inc. (b)	48	5,352
Honda Motor Co. Ltd.	3	79
Huazhu Group Limited - ADR (a)	31	1,394
Hyundai Mobis	—	42
Jardine Matheson Holdings Ltd.	18	985
Jawbone Inc. (f) (g)	98	—
JD.com, Inc. - Class A - ADR (b)	4	327
Kering SA	4	3,182
Kia Motors Corp.	2	138
Las Vegas Sands Corp. (b)	24	1,440
LG Electronics Inc.	1	163
Li Auto Inc - ADR (a) (b)	156	4,492
Lowe`s Companies, Inc. (d)	153	24,512
Lululemon Athletica Inc. (b)	—	127
LVMH Moet Hennessy Louis Vuitton SE (d)	18	11,239
Maruti Suzuki India Ltd.	—	29
McDonald's Corporation	94	20,120
MercadoLibre S.R.L (b)	—	219
MGM Resorts International	13	415
New Oriental Education & Technology Group - ADR (b)	6	1,045
Oriental Land Co. Ltd.	23	3,862
Panasonic Corp.	7	85
Peloton Interactive, Inc. - Class A (b)	101	15,367
Penn National Gaming Inc. (b) (d)	25	2,190
Rai Way S.P.A.	487	3,260
Rakuten Inc.	3	25
Restaurant Brands International Limited Partnership	1	44
Ryohin Keikaku Co. Ltd. (d)	94	1,917
Sekisui House Ltd.	2	39
Sony Corp. (d)	40	4,063
Starbucks Corporation (d)	194	20,718
Suzuki Motor Corp. (d)	187	8,686
Tesla Inc. (b)	—	181
The Berkeley Group Holdings PLC	35	2,267
The Home Depot, Inc.	75	19,847
TJX Cos. Inc. (d)	258	17,629
Toll Brothers Inc. (d)	55	2,387
Topsports International Holdings Limited	11	17
Trip.com Group Limited - ADR (b)	54	1,806
Vail Resorts, Inc. (b)	—	95
VF Corp.	—	20
Vipshop (China) Co., Ltd. - ADR (b)	3	75
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	23	108
Wynn Resorts Ltd. (b)	35	3,894
Yum China Holdings, Inc.	26	1,509
Yum! Brands, Inc.	1	70
Zhejiang Century Huatong Group Co. Ltd. - Class A (b)	31	33
		341,150
Financials 7.5%
AFLAC Incorporated	1	36
AIA Group Limited	1,857	22,865
Allianz SE	65	15,841
American Express Company (b)	—	37
Annaly Capital Management, Inc.	47	394
AON Public Limited Company - Class A	—	23
AXA SA	6	145
B3 S.A. - Brasil, Bolsa, Balcao (b)	12	148
Banco do Brasil SA (b)	7	51
Bank of America Corporation (d)	1,060	32,134
Barclays PLC (b)	1,456	2,927
Berkshire Hathaway Inc. - Class B (b)	22	5,031
BNP Paribas SA (b)	55	2,913
Capital One Financial Corporation (d)	242	23,966
Cathay Financial Holding Co. Ltd.	431	649
China Merchants Bank Co., Ltd. - Class H	188	1,187
Chubb Limited	48	7,437
Citigroup Inc. (d)	98	6,070
DBS Group Holdings Ltd.	63	1,200
Deutsche Boerse AG - Class N	2	260
Fairfax Financial Holdings Ltd.	—	16
Fubon Financial Holding Co. Ltd.	480	799
Haitong Securities Co., Ltd. - Class H (b)	88	79
Hana Financial Group Inc.	1	30
HDFC Asset Management Company Limited	1	26
Highland Transcend Partners I Corp (b)	130	1,370
Housing Development Finance Corp.	1	33
Industrial and Commercial Bank of China Limited - Class H	1,341	871
ING Groep N.V.	2,484	23,310
ING Groep N.V. - ADR (b)	7	64
Intesa Sanpaolo SpA	3,102	7,266
JPMorgan Chase & Co. (d)	374	47,532
KB Financial Group Inc.	1	48
Lufax Holding Ltd - ADR (a) (b)	1	15
Manulife Financial Corp.	2	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Marsh & McLennan Companies, Inc.	166	19,387
Morgan Stanley (d)	455	31,194
National Bank of Canada	1	60
Nomura Holdings Inc.	7	37
PICC Property & Casualty Co. Ltd. - Class H	206	156
Ping An Insurance (Group) Co of China Ltd - Class A	72	953
Prudential Financial Inc.	2	119
PT. Bank Central Asia Tbk	536	1,295
Reinvent Technology Partners Z - Class A (b)	101	1,148
Royal Bank of Canada	—	39
Shopify Inc. - Class A (b)	—	36
Societe Generale SA (b)	137	2,867
Sompo Holdings, Inc.	1	57
Swedbank AB - Class A	79	1,382
The Blackstone Group Inc. - Class A	2	145
The Charles Schwab Corporation	156	8,269
The Goldman Sachs Group, Inc. (d)	15	4,018
The Travelers Companies, Inc.	15	2,105
Truist Financial Corporation (d)	54	2,571
U.S. Bancorp (d)	183	8,532
UniCredit S.p.A. (b)	1,651	15,460
United Overseas Bank Ltd.	72	1,231
Venustech Group Inc. - Class A	166	744
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A	87	1,163
		307,783
Industrials 7.2%
A P Moller - Maersk A/S - Class A	—	131
A P Moller - Maersk A/S - Class B	—	112
ABB Ltd. - Class N	5	148
Aktiebolaget Volvo - Class B (b)	1,168	27,542
Alaska Air Group, Inc.	18	962
Atlas Copco Aktiebolag - Class A	29	1,466
Brambles Limited	20	165
C.H. Robinson Worldwide, Inc.	21	1,956
Cie de Saint-Gobain (b)	6	280
ComfortDelgro Corp. Ltd.	445	565
Contemporary Amperex Technology Co., Limited - Class A	120	6,405
Country Garden Services Holdings Company Limited	12	84
Cummins Inc.	—	96
Daifuke Co. Ltd.	18	2,201
Delta Air Lines, Inc.	3	112
Deutsche Post AG - Class N	2	122
DSV Panalpina A/S	22	3,625
Eaton Corporation Public Limited Company	2	278
Emerson Electric Co.	2	191
Experian PLC	8	285
Fanuc Ltd. (d)	15	3,701
FedEx Corporation	1	159
Ferguson PLC	20	2,406
Fortive Corporation	278	19,701
Fortune Brands Home & Security, Inc.	21	1,840
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	480	1,040
Han's Laser Technology Industry Group Co., Ltd. - Class A	184	1,205
Illinois Tool Works Inc.	1	129
Koninklijke Philips N.V.	306	16,414
L3Harris Technologies, Inc.	158	29,890
Lockheed Martin Corporation	—	58
Maeda Road Construction Co. Ltd.	12	205
Marubeni Corp.	7	48
Masco Corporation	55	3,016
Mitsubishi Corp.	3	76
Northrop Grumman Systems Corp.	2	667
Otis Worldwide Corporation	3	209
Rational AG	—	427
Raytheon BBN Technologies Corp. (d)	191	13,639
Recruit Holdings Co., Ltd. (d)	111	4,651
Relx PLC	109	2,657
Rockwell Automation Inc.	—	100
Safran (b) (d)	142	20,256
Sandvik AB (b)	4	109
Schneider Electric SE (b)	2	320
Sensata Technologies Holding PLC (b)	13	677
Shanghai International Airport Co.Ltd. - Class A	101	1,168
Shenzhen Inovance technology Co., Ltd. - Class A	64	922
Siemens AG - Class N	269	39,367
Siemens Energy AG (b)	136	4,996
Southwest Airlines Co. (b) (d)	119	5,536
Stanley Black & Decker, Inc.	—	38
Toshiba Corp.	3	78
TransDigm Group Inc. (b)	7	4,243
Uber Technologies, Inc. (b) (d)	42	2,147
Union Pacific Corporation (d)	153	31,770
United Parcel Service Inc. - Class B (d)	108	18,225
Vertiv Holdings, LLC - Class A	720	13,441
Zto Express Co., Ltd. - Class A - ADR (b)	6	161
		292,418
Communication Services 6.2%
Advanced Info Service PLC.	137	808
Alphabet Inc. - Class C (b) (d)	34	58,965
Autohome Inc. - Class A - ADR	—	41
Baidu, Inc. - Class A - ADR (b)	1	145
Bharti Infratel Limited	4	12
Booking Holdings Inc. (b)	—	964
Cellnex Telecom, S.A.	204	12,248
Charter Communications, Inc. - Class A (b) (c)	34	22,491
Chunghwa Telecom Co. Ltd.	227	881
Comcast Corporation - Class A (c) (d)	581	30,464
Deutsche Telekom AG - Class N	926	17,007
Expedia Group, Inc. (b)	13	1,775
Facebook, Inc. - Class A (b) (d)	66	17,942
HKT Trust	492	639
Intouch Holdings Public Company Limited	427	804
KDDI Corp.	77	2,300
LG Uplus Corp.	3	32
Liberty SiriusXM Group - Series A (b)	151	6,514
Liberty SiriusXM Group - Series C (b)	190	8,260
Live Nation Entertainment, Inc. (b)	12	902
Lyft, Inc. - Class A (b)	109	5,363
Meituan Dianping - Class B (b)	35	1,327
MTN Group Ltd. (a)	32	131
Netflix, Inc. (b)	—	210
Nippon Telegraph & Telephone Corp.	82	2,085
Orange SA	4	49
Telefonica SA (a)	32	127
Tencent Holdings Limited	241	17,519
The Madison Square Garden Company - Class A (b)	—	66
T-Mobile USA, Inc. (b)	17	2,259
Verizon Communications Inc.	31	1,810
Vivendi SA	5	146
Vodafone Group Public Limited Company	9,198	15,207
Walt Disney Co. (d)	118	21,290
Zillow Group, Inc. - Class C (b)	15	1,943
		252,726
Materials 4.4%
Air Products and Chemicals, Inc.	107	29,304
Akzo Nobel N.V.	215	23,110
Anglo American Platinum Ltd.	2	173
Anglo American PLC	29	975
AngloGold Ashanti Ltd.	3	71
Anhui Conch Cement Company Limited - Class H	9	56
Arkema	97	11,168
Asahi Kasei Corp.	8	82
Barrick Gold Corporation	86	1,955
BHP Group PLC	57	1,502
BHP Group PLC	5	176
China National Building Material Co., Ltd. - Class H	234	282
China Resources Cement Holdings Limited	92	103
Corteva, Inc.	1	27
Dow Inc.	65	3,624
Evonik Industries AG	5	159
First Quantum Minerals Ltd	280	5,017
Formosa Chemicals & Fibre Corp.	192	579

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Formosa Plastics Corp.	170	583
Fortescue Metals Group Ltd.	4	76
Freeport-McMoRan Inc. (b)	280	7,281
Ganfeng Lithium Co., Ltd. - Class H	85	1,018
International Flavors & Fragrances Inc. (a)	111	12,095
International Paper Company	3	170
Jiangxi Copper Company Limited - Class H	22	35
Kumba Iron Ore Ltd	1	50
LG Chem Ltd.	10	7,637
Nan Ya Plastics Corp.	232	594
Newcrest Mining Ltd.	75	1,475
Newmont Corporation	38	2,287
POSCO	3	803
PPG Industries, Inc. (d)	157	22,635
Quintis Limited (f) (g)	3,771	2,411
Rio Tinto PLC	18	1,384
Sesa Sterlite Ltd.	42	92
Shin-Etsu Chemical Co. Ltd. (d)	105	18,412
Sika AG	14	3,898
United States Steel Corporation	77	1,297
Vale S.A. - ADR	64	1,065
Vulcan Materials Co.	85	12,679
Wheaton Precious Metals Corp.	49	2,040
		178,380
Consumer Staples 2.6%
Ajinomoto Co. Inc.	261	5,916
Altria Group, Inc.	2	66
Anhui Gujing Distillery Co., Ltd. - Class B	3	38
BJ's Wholesale Club Holdings, Inc. (b)	26	959
Brown-Forman Corp. - Class B	2	123
Carlsberg A/S - Class B	—	38
Carrefour SA	12	207
China Feihe Limited	43	101
Coca-Cola European Partners PLC	1	34
Coles Group Limited	2	23
Colgate-Palmolive Co.	31	2,684
Costco Wholesale Corporation	31	11,570
Dali Foods Group Company Limited	92	53
Danone	244	16,028
Diageo PLC	8	317
Fomento Economico Mexicano SAB de CV (a)	2	16
George Weston Ltd.	1	41
Grupo Bimbo SAB de CV - Class A	48	104
Guangdong Marubi Biotechnology Co., Ltd. - Class A	47	373
Heineken Holding N.V.	1	79
Hengan International Group Co. Ltd.	24	170
Henkel AG & Co. KGaA	1	72
Hindustan Unilever Ltd.	2	67
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	111	751
JBS S/A	10	46
Jeronimo Martins, SGPS, S.A.	44	741
Kao Corp. (a)	—	23
Kirin Holdings Co. Ltd.	1	31
Kose Corp. (d)	31	5,326
Kweichow Moutai Co., Ltd. - Class A	2	609
Loblaw Cos. Ltd.	3	137
Mondelez International, Inc. - Class A	34	1,987
Nestle SA - Class N	38	4,520
PepsiCo, Inc.	19	2,774
Pernod-Ricard SA	1	112
Philip Morris International Inc.	1	109
Procter & Gamble Co. (b)	1	89
Seven & I Holdings Co., Ltd.	4	128
Sun Art Retail Group Limited	9	9
Sysco Corp.	—	31
Target Corporation	1	145
Thai Beverage Public Company Limited	504	281
The Simply Good Foods Company (b)	49	1,528
Tingyi Cayman Islands Holding Corp.	96	165
Unilever PLC	393	23,666
Uni-President Enterprises Corp.	356	854
Walmart Inc. (d)	149	21,464
Want Want China Holdings Limited	887	643
Wesfarmers Ltd.	4	170
Wilmar International Limited	11	38
Yifeng Pharmacy Chain Co., Ltd. - Class A	67	926
YiHai International Holdings Limited	104	1,552
		107,934
Utilities 1.8%
American Water Works Company, Inc.	12	1,918
Brookfield Renewable Corporation - Class A	1	67
Centrais Eletricas Brasileiras SA (b)	3	22
China Resources Power Holdings Co. Ltd.	72	78
CLP Holdings Ltd.	75	694
E.ON SE - Class N	3	33
Enel SpA	3,428	34,746
ENGIE Brasil Energia S.A. (b)	25	214
ENN Energy Holdings Ltd.	44	642
FirstEnergy Corp.	2	47
GAIL India Ltd.	18	30
Huaneng Power International, Inc. - Class H	78	29
NextEra Energy, Inc. (d)	443	34,205
NTPC Limited	46	63
Power Grid Corporation of India Limited	9	23
Sempra Energy	—	51
Snam Rete Gas SpA	231	1,306
Vistra Energy Corp.	59	1,168
		75,336
Energy 1.7%
BP P.L.C.	13	45
China Petroleum & Chemical Corporation - Class H	124	55
ConocoPhillips (d)	209	8,350
Devon Energy Corporation	83	1,306
Enbridge Inc.	780	24,920
EOG Resources, Inc.	1	36
Formosa Petrochemical Corp.	103	366
Indian Oil Corporation Limited	16	20
JXTG Holdings, Inc.	34	122
Kinder Morgan, Inc.	6	86
Kunlun Energy Co. Ltd.	46	40
Marathon Oil Corporation	43	285
Neste Oyj	142	10,290
Petroleo Brasileiro S/A Petrobras. - ADR	19	211
Petronet LNG Limited	113	383
Pioneer Natural Resources Co.	10	1,162
Polski Koncern Naftowy Orlen S.A.	3	50
Reliance Industries Limited	49	753
Reliance Industries Ltd.	457	12,458
Royal Dutch Shell PLC - Class A	3	60
Royal Dutch Shell PLC - Class B	2	34
Schlumberger Ltd.	5	115
TC Energy Corporation (a)	7	272
Total SA	49	2,098
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (b)	10	151
Valero Energy Corporation	128	7,268
		70,936
Real Estate 0.7%
Agile Group Holdings Limited	14	19
American Tower Corporation	94	21,033
Crown Castle International Corp.	—	56
Digital Realty Trust Inc.	—	62
Equinix, Inc.	—	55
Goodman Funding Pty Ltd	3	42
Hang Lung Properties Ltd.	517	1,370
Hysan Development Co. Ltd.	115	423
KE Holdings Inc - Class A - ADR (b)	3	156
Mitsubishi Estate Co. Ltd.	117	1,877
ProLogis Inc.	1	117
SBA Communications Corporation	—	75
Vonovia SE	37	2,735
Weyerhaeuser Company	46	1,559
		29,579
Total Common Stocks (cost $2,007,180)		2,681,537

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 12.2%
Sovereign 8.4%
Bahrain Government International Bond
6.75%, 09/20/29 (g)	1,444	1,657
Brazil Government International Bond
4.63%, 01/13/28	714	801
Bundesrepublik Deutschland
0.00%, 08/15/50, EUR (i)	4,018	5,162
Cabinet of Ministers of Ukraine
7.75%, 09/01/23 (g)	259	285
7.75%, 09/01/25 (e)	407	455
7.25%, 03/15/33 (e)	943	1,028
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	3,629,600	33,172
Colombia Government International Bond
3.88%, 04/25/27	272	303
Commonwealth of Australia
3.00%, 03/21/47, AUD (g)	29,029	27,554
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	714	998
Estado Espanol
0.60%, 10/31/29, EUR	21,084	27,262
1.25%, 10/31/30, EUR (g)	2,902	3,962
2.70%, 10/31/48, EUR (g)	2,257	4,048
1.00%, 10/31/50, EUR	5,087	6,435
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	394	479
5.40%, 03/30/50 (e)	478	606
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	535	603
2.66%, 05/24/31	1,392	1,423
4.75%, 04/27/32	1,105	1,331
Government of the Republic of Panama
3.16%, 01/23/30	653	726
6.70%, 01/26/36	322	477
4.50%, 04/16/50	475	610
Greek Parliament
2.00%, 04/22/27, EUR (g)	7,224	9,739
Ministerul Finantelor Publice
6.13%, 01/22/44 (e)	332	469
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (e)	1,131	1,341
4.40%, 04/16/50 (e)	348	453
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (g)	600	685
Ministry of Finance People's Republic of China
3.29%, 05/23/29, CNY	342,910	52,665
2.68%, 05/21/30, CNY	361,470	53,021
Morocco, Kingdom of
3.00%, 12/15/32 (e)	347	352
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/27, BRL	35,271	8,026
3.88%, 06/12/30	460	484
Presidencia De La Nacion
1.00%, 07/09/29	573	249
0.13%, 07/09/30 - 01/09/38 (j)	14,459	5,602
Presidencia de la Republica de Colombia
8.13%, 05/21/24	246	302
4.50%, 01/28/26 - 03/15/29	2,448	2,782
4.13%, 05/15/51	200	222
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (g)	801	935
4.50%, 01/30/30 (a) (g)	477	518
6.40%, 06/05/49 (g)	256	300
Russia Government International Bond
5.25%, 06/23/47 (g)	200	277
Saudi Arabia Government International Bond
4.50%, 04/17/30 (g)	520	627
Saudi Arabia, Kingdom of
4.63%, 10/04/47 (g)	464	573
Segretariato Generale Della Presidenza Della Repubblica
1.35%, 04/01/30, EUR	23,879	31,586
0.95%, 08/01/30, EUR	19,938	25,466
3.85%, 09/01/49, EUR (g)	12,019	23,222
The Arab Republic of Egypt
5.75%, 05/29/24 (e)	565	605
5.88%, 06/11/25 (g)	969	1,049
7.60%, 03/01/29 (g)	1,156	1,328
8.50%, 01/31/47 (e)	523	592
The Republic of Indonesia, The Government of
4.10%, 04/24/28	1,144	1,328
4.20%, 10/15/50	395	471
Ukraine Government International Bond
7.75%, 09/01/25 (g)	264	295
		344,941
U.S. Treasury Inflation Indexed Securities 1.5%
Treasury, United States Department of
0.13%, 10/15/24 - 01/15/30 (k)	55,941	60,439
U.S. Treasury Bond 1.4%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	25,680	24,314
2.38%, 11/15/49	23,299	27,355
1.63%, 11/15/50	3,363	3,346
		55,015
U.S. Treasury Note 0.8%
Treasury, United States Department of
1.75%, 11/15/29 (c)	30,905	33,387
Municipal 0.1%
Puerto Rico Sales Tax Financing Corporation (COFINA)
5.00%, 07/01/58	2,659	2,963
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (l)	1,350	130
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.70%, 09/25/30 (l)	331	399
		529
Total Government And Agency Obligations (cost $466,787)		497,274
INVESTMENT COMPANIES 5.7%
Consumer Discretionary Select Sector SPDR Fund	30	4,840
Financial Select Sector SPDR Fund (a)	122	3,610
Health Care Select Sector SPDR Fund (a)	47	5,332
Industrial Select Sector SPDR Fund (a)	82	7,272
iShares China Large-Cap ETF (a) (m)	107	4,948
iShares iBoxx USD High Yield Corporate Bond ETF (a) (m)	570	49,732
iShares iBoxx USD Investment Grade Corporate Bond ETF (a) (d) (m)	153	21,104
iShares Latin America 40 ETF (a) (m)	87	2,548
iShares MSCI Brazil Capped ETF (a) (d) (m)	52	1,921
iShares MSCI Emerging Markets ETF (a) (m)	13	652
iShares Nasdaq Biotechnology Index Fund (a) (m)	5	703
iShares Russell 2000 ETF (a) (d) (m)	256	50,220
iShares S&P 500 Value ETF (a) (m)	35	4,438
KraneShares Bosera MSCI China A ETF - Class A (a)	28	1,297
KraneShares CSI China Internet ETF (a)	21	1,614
SPDR Bloomberg Barclays High Yield Bond ETF	197	21,470
SPDR EURO STOXX 50 ETF (a)	16	668
SPDR Gold Trust ETF (d)	276	49,224
SPDR S&P Oil & Gas Exploration & Production ETF (a) (d)	32	1,854
VanEck Vectors Semiconductor ETF (a) (d)	6	1,416
Total Investment Companies (cost $221,502)		234,863
CORPORATE BONDS AND NOTES 5.5%
Financials 1.0%
American Express Company
3.50%, (3 Month USD LIBOR + 3.29%), (100, 03/15/21) (l) (n)	1,382	1,345
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (e)	1,113	1,134
Banco Bilbao Vizcaya Argentaria, S.A.
6.13%, (100, 11/16/27) (n) (o)	200	211

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Banco Santander, S.A.
2.75%, 05/28/25 (o)	400	428
Bank of America Corporation
2.59%, 04/29/31	1,513	1,621
BNP Paribas
2.59%, 08/12/35 (e) (o)	1,744	1,777
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (g)	200	216
Citigroup Inc.
4.32%, (3 Month USD LIBOR + 4.10%), (100, 02/15/21) (l) (n)	2,012	2,011
4.41%, 03/31/31	989	1,199
Credit Suisse Group AG
4.50%, (100, 09/03/30) (e) (n)	1,214	1,219
Ford Motor Credit Company LLC
5.13%, 06/16/25	353	384
4.13%, 08/17/27	639	668
Garfunkelux Holdco 3 S.A.
6.75%, 11/01/25, EUR (e)	820	1,027
7.75%, 11/01/25, GBP (e)	1,394	1,952
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (e)	434	463
HSBC Holdings PLC
4.60%, (100, 12/17/30) (n) (o)	416	424
Itau Unibanco Holding S.A.
5.13%, 05/13/23 (e)	200	214
3.25%, 01/24/25 (g)	420	441
Lloyds Banking Group PLC
2.71%, 12/03/35, GBP (g)	3,068	4,391
Morgan Stanley
3.85%, (3 Month USD LIBOR + 3.61%), (100, 01/15/21) (l) (n)	1,618	1,606
Muthoot Finance Limited
6.13%, 10/31/22 (e)	573	602
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (e)	299	316
5.13%, 12/15/30 (e)	183	191
Outfront Media Capital Corporation
5.00%, 08/15/27 (e)	87	89
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (e)	34	36
Petrobras Global Finance B.V.
5.30%, 01/27/25	405	458
6.00%, 01/27/28	254	297
Prudential Financial, Inc.
5.88%, 09/15/42	1,233	1,314
5.63%, 06/15/43	851	915
Quicken Loans Inc.
5.25%, 01/15/28 (e)	414	442
Quicken Loans, LLC
3.63%, 03/01/29 (e)	2,727	2,782
3.88%, 03/01/31 (e)	2,334	2,420
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (n)	794	835
The Goldman Sachs Group, Inc.
4.13%, (3 Month USD LIBOR + 3.92%), (100, 02/05/21) (l) (n)	2,345	2,336
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (e) (o)	1,405	1,608
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (e)	3,317	3,488
USB Capital IX
3.50%, (3 Month USD LIBOR + 1.02%), (100, 02/11/21) (l) (n)	594	593
Westpac Banking Corporation
2.96%, 11/16/40 (o)	272	288
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (e)	150	158
Ziggo Secured Finance B.V.
5.50%, 01/15/27 (e)	259	271
		42,170
Communication Services 0.8%
Altice Financing S.A.
5.00%, 01/15/28 (e)	200	205
Altice France Holding S.A.
5.50%, 01/15/28 (e)	200	209
Altice France S.A.
7.38%, 05/01/26 (e)	684	719
AMC Networks, Inc.
5.00%, 04/01/24	82	84
4.75%, 08/01/25	65	67
CCO Holdings, LLC
4.75%, 03/01/30 (e)	397	428
CenturyLink, Inc.
5.13%, 12/15/26 (e)	121	128
4.00%, 02/15/27 (e)	122	126
Charter Communications Operating, LLC
2.80%, 04/01/31	2,531	2,673
Commscope, Inc.
7.13%, 07/01/28 (e)	460	490
CSC Holdings, LLC
5.50%, 05/15/26 (e)	829	863
5.38%, 02/01/28 (e)	204	218
5.75%, 01/15/30 (e)	297	326
4.13%, 12/01/30 (e)	1,440	1,505
4.63%, 12/01/30 (e)	3,108	3,251
3.38%, 02/15/31 (e)	499	492
DISH DBS Corporation
7.75%, 07/01/26	195	218
GCI, LLC
4.75%, 10/15/28 (e)	204	218
Gray Escrow, Inc.
7.00%, 05/15/27 (e)	132	144
Hughes Satellite Systems Corporation
7.63%, 06/15/21	379	389
iHeartCommunications, Inc.
6.38%, 05/01/26	2,809	3,000
8.38%, 05/01/27	740	789
5.25%, 08/15/27 (e)	395	416
4.75%, 01/15/28 (e)	394	404
Lamar Media Corp.
5.75%, 02/01/26	56	58
4.88%, 01/15/29	148	158
4.00%, 02/15/30	56	58
Level 3 Financing, Inc.
5.25%, 03/15/26	65	67
4.25%, 07/01/28 (e)	2,903	2,987
3.63%, 01/15/29 (e)	1,660	1,659
Millicom International Cellular SA
4.50%, 04/27/31 (e)	412	445
NBCUniversal Enterprise, Inc.
5.25%, (100, 03/19/21) (e) (n)	1,708	1,714
Netflix, Inc.
5.50%, 02/15/22	60	63
Nexstar Escrow Inc.
5.63%, 07/15/27 (e)	188	202
Nexstar Media Group, Inc.
4.75%, 11/01/28 (e)	459	481
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (p)	392	418
Outfront Media Capital Corporation
6.25%, 06/15/25 (e)	139	147
4.63%, 03/15/30 (e)	32	33
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	475	490
Sable International Finance Limited
5.75%, 09/07/27 (g)	549	585
Sirius XM Radio Inc.
3.88%, 08/01/22 (e)	82	83
4.63%, 07/15/24 (e)	117	121
5.38%, 07/15/26 (e)	84	88
5.00%, 08/01/27 (e)	127	135
5.50%, 07/01/29 (e)	107	118
4.13%, 07/01/30 (e)	1,636	1,741
TEGNA Inc.
4.75%, 03/15/26 (e)	297	316
4.63%, 03/15/28 (e)	67	69
T-Mobile USA, Inc.
3.88%, 04/15/30 (e)	924	1,069

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
2.55%, 02/15/31 (e)	856	899
2.25%, 11/15/31 (e)	609	625
VEON Holdings B.V.
4.00%, 04/09/25 (e)	284	301
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	200	208
Vodafone Group Public Limited Company
7.00%, 04/04/79	102	127
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	103	104
		32,931
Consumer Discretionary 0.6%
Affinity Gaming
6.88%, 12/15/27 (e)	408	428
Algeco Global Finance PLC
6.50%, 02/15/23, EUR (g)	4,814	5,965
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (e)	48	50
Aramark Services, Inc.
4.75%, 06/01/26	118	121
5.00%, 02/01/28 (e)	269	283
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (e)	52	55
Cedar Fair, L.P.
5.50%, 05/01/25 (e)	127	133
5.38%, 04/15/27	43	44
5.25%, 07/15/29	42	43
Churchill Downs Incorporated
5.50%, 04/01/27 (e)	51	54
4.75%, 01/15/28 (e)	34	36
Clarios Global LP
6.75%, 05/15/25 (e)	35	38
Colt Merger Sub, Inc.
5.75%, 07/01/25 (e)	579	613
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	3,833	4,081
8.13%, 07/01/27 (e)	1,220	1,350
Ford Motor Company
9.00%, 04/22/25	272	334
9.63%, 04/22/30	77	109
General Motors Financial Company, Inc.
5.70%, (100, 09/30/30) (n)	288	321
2.70%, 08/20/27	1,298	1,376
Hanesbrands Inc.
4.63%, 05/15/24 (e)	75	79
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	125	130
4.88%, 01/15/30	127	139
4.00%, 05/01/31 (e)	233	246
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	50	53
International Game Technology PLC
6.50%, 02/15/25 (e)	200	224
L Brands, Inc.
5.25%, 02/01/28	133	139
6.63%, 10/01/30 (e)	137	151
Lennar Corporation
4.13%, 01/15/22	49	50
4.50%, 04/30/24	55	61
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (e)	1,222	1,303
6.50%, 09/15/26	66	69
Mattamy Homes Limited
5.25%, 12/15/27 (e)	34	36
McDonald's Corporation
4.45%, 09/01/48	878	1,150
MCE Finance Limited
4.88%, 06/06/25 (g)	200	206
MGM Resorts International
6.75%, 05/01/25	93	101
5.50%, 04/15/27	123	137
Michaels Stores, Inc.
8.00%, 07/15/27 (a) (e)	582	630
Newell Brands Inc.
4.35%, 04/01/23 (j) (q)	116	122
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (e)	69	74
PetSmart, Inc.
5.88%, 06/01/25 (e)	93	95
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (e)	199	213
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	98	101
4.00%, 10/15/30 (e)	661	670
Scientific Games International, Inc.
5.00%, 10/15/25 (e)	84	87
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (e)	146	159
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 04/01/29 (e)	664	685
Six Flags Operations Inc.
4.88%, 07/31/24 (e)	82	82
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (e)	50	54
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (e)	40	42
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (e)	27	31
Tempur Sealy International, Inc.
5.50%, 06/15/26	50	52
The New Home Company Inc.
7.25%, 10/15/25 (e)	391	401
The William Carter Company
5.63%, 03/15/27 (e)	43	45
Under Armour, Inc.
3.25%, 06/15/26	40	40
Vail Resorts, Inc.
6.25%, 05/15/25 (e)	42	45
Williams Scotsman International, Inc.
4.63%, 08/15/28 (e)	122	126
WMG Acquisition Corp.
3.88%, 07/15/30 (e)	36	38
Wyndham Destinations, Inc.
6.63%, 07/31/26 (e)	748	857
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (e)	42	43
4.38%, 08/15/28 (e)	279	290
Wynn Las Vegas, LLC
5.25%, 05/15/27 (e)	112	115
Wynn Macau, Limited
4.88%, 10/01/24 (e)	200	203
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (e)	77	83
5.13%, 10/01/29 (e)	93	97
Yum! Brands, Inc.
4.75%, 01/15/30 (e)	104	114
3.63%, 03/15/31	801	810
		26,112
Health Care 0.6%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (e)	423	455
5.00%, 04/15/29 (e)	99	106
Avantor Funding, Inc.
4.63%, 07/15/28 (e)	537	571
Bausch Health Companies Inc.
5.50%, 11/01/25 (e)	113	117
9.00%, 12/15/25 (e)	201	222
9.25%, 04/01/26 (e)	194	217
5.75%, 08/15/27 (e)	34	37
7.00%, 01/15/28 (e)	98	108
6.25%, 02/15/29 (e)	325	353
Bio City Development Company B.V.
0.00%, 07/06/18 (b) (e) (f) (o) (r)	600	61
Centene Corporation
4.75%, 01/15/25	1,201	1,232
5.38%, 08/15/26 (e)	63	67
4.25%, 12/15/27	208	221

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
3.00%, 10/15/30	1,570	1,661
Centene Escrow I Corporation
5.38%, 06/01/26 (e)	1,344	1,416
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (e)	43	45
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	463	500
DaVita Inc.
4.63%, 06/01/30 (e)	2,432	2,586
3.75%, 02/15/31 (e)	5,158	5,234
Elanco Animal Health
4.91%, 08/27/21 (j) (q)	41	42
5.27%, 08/28/23 (j) (q)	64	70
5.90%, 08/28/28 (j) (q)	97	115
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	57	59
Encompass Health Corporation
4.50%, 02/01/28	111	116
HCA Inc.
3.50%, 09/01/30	3,110	3,289
Hologic, Inc.
3.25%, 02/15/29 (e)	1,368	1,396
Molina Healthcare, Inc.
5.38%, 11/15/22 (j)	60	64
3.88%, 11/15/30 (e)	207	222
Select Medical Corporation
6.25%, 08/15/26 (e)	3,248	3,492
Teleflex Incorporated
4.63%, 11/15/27	42	45
Tenet Healthcare Corporation
4.63%, 07/15/24	351	360
5.13%, 05/01/25	115	117
4.88%, 01/01/26 (e)	172	180
6.25%, 02/01/27 (e)	128	135
4.63%, 09/01/24 - 06/15/28 (e)	258	271
		25,182
Energy 0.6%
Blue Racer Midstream, LLC
7.63%, 12/15/25 (e)	162	172
BP Capital Markets America Inc.
1.75%, 08/10/30	273	274
Buckeye Partners, L.P.
4.15%, 07/01/23	34	35
4.35%, 10/15/24	179	183
4.13%, 03/01/25 (e)	883	896
Cheniere Energy, Inc.
5.25%, 10/01/25	323	332
5.63%, 10/01/26	93	97
4.63%, 10/15/28 (e)	889	936
4.50%, 10/01/29	191	202
CNX Resources Corporation
7.25%, 03/14/27 (e)	47	50
Continental Resources, Inc.
4.38%, 01/15/28	64	65
CrownRock, L.P.
5.63%, 10/15/25 (e)	173	176
DCP Midstream Operating, LP
5.38%, 07/15/25	76	83
5.13%, 05/15/29	41	45
Ecopetrol S.A.
6.88%, 04/29/30	824	1,061
Empresa Nacional del Petroleo
4.50%, 09/14/47 (g)	442	492
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (e)	77	83
5.50%, 01/30/26 (e)	41	42
5.75%, 01/30/28 (e)	208	224
Genesis Energy, L.P.
8.00%, 01/15/27	187	187
Great Western Petroleum LLC
9.00%, 09/30/21 (e)	530	304
Hess Corporation
4.30%, 04/01/27	737	811
Jagged Peak Energy LLC
5.88%, 05/01/26	64	66
Leviathan Bond Ltd
5.75%, 06/30/23 (g)	562	599
NuStar Logistics, L.P.
5.75%, 10/01/25	1,356	1,441
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,689
Parsley Energy, LLC
5.38%, 01/15/25 (e)	488	502
5.25%, 08/15/25 (e)	1,062	1,105
5.63%, 10/15/27 (e)	59	65
PBF Holding Company LLC
9.25%, 05/15/25 (e)	1,043	1,023
Petrobras Global Finance B.V.
5.60%, 01/03/31	1,506	1,727
Petroleos Mexicanos
6.50%, 03/13/27	1,310	1,379
6.35%, 02/12/48	554	500
7.69%, 01/23/50	187	189
6.95%, 01/28/60	182	171
Pioneer Natural Resources Company
1.90%, 08/15/30	1,078	1,067
PT Pertamina (Persero)
3.65%, 07/30/29 (g)	844	940
Rockies Express Pipeline LLC
4.95%, 07/15/29 (e)	37	38
Saudi Arabian Oil Company
2.25%, 11/24/30 (e)	1,882	1,914
SM Energy Company
1.50%, 07/01/21 (o)	921	854
10.00%, 01/15/25 (a) (e)	873	942
Sunoco LP
4.88%, 01/15/23	81	82
5.50%, 02/15/26	66	68
6.00%, 04/15/27	50	53
4.50%, 05/15/29 (e)	191	199
Targa Resource Corporation
5.13%, 02/01/25	42	43
5.88%, 04/15/26	85	89
5.38%, 02/01/27	42	44
6.50%, 07/15/27	68	74
6.88%, 01/15/29	69	78
Tecila Sociedad Anonima
8.50%, 07/28/25 (g)	488	376
WPX Energy, Inc.
5.75%, 06/01/26	42	44
5.25%, 10/15/27	67	71
4.50%, 01/15/30	100	106
YPF Sociedad Anonima
8.75%, 04/04/24 (e)	61	54
		24,342
Real Estate 0.5%
Crown Castle International Corp.
4.15%, 07/01/50	1,613	1,957
ESH Hospitality, Inc.
5.25%, 05/01/25 (e)	107	110
4.63%, 10/01/27 (e)	51	52
Forestar Group Inc.
8.00%, 04/15/24 (e)	474	499
5.00%, 03/01/28 (e)	1,524	1,570
GLP Financing, LLC
4.00%, 01/15/31	718	785
Hospitality Properties Trust
5.00%, 08/15/22	1,816	1,847
Iron Mountain Incorporated
4.88%, 09/15/27 (e)	137	143
5.25%, 03/15/28 (e)	113	119
5.25%, 07/15/30 (e)	1,855	2,008
4.50%, 02/15/31 (e)	1,641	1,712
MAF Sukuk Ltd
4.64%, 05/14/29 (g)	200	224
Mattamy Homes Limited
4.63%, 03/01/30 (e)	779	832

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	99
4.63%, 06/15/25 (e)	269	288
5.75%, 02/01/27	74	83
3.88%, 02/15/29 (e)	522	535
MPT Operating Partnership, L.P.
5.00%, 10/15/27	118	126
4.63%, 08/01/29	146	156
Park Intermediate Holdings LLC
7.50%, 06/01/25 (e)	34	37
5.88%, 10/01/28 (e)	206	220
Service Properties Trust
4.50%, 06/15/23	1,326	1,332
4.35%, 10/01/24	51	51
7.50%, 09/15/25	243	282
The Howard Hughes Corporation
5.38%, 03/15/25 - 08/01/28 (e)	1,547	1,648
VICI Properties Inc.
3.50%, 02/15/25 (e)	567	580
3.75%, 02/15/27 (e)	545	557
4.13%, 08/15/30 (e)	650	686
XHR LP
6.38%, 08/15/25 (e)	1,314	1,388
		19,926
Industrials 0.5%
Air Lease Corporation
3.13%, 12/01/30	791	822
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/34 (g) (i)	178	136
Boise Cascade Company
4.88%, 07/01/30 (e)	115	124
Builders FirstSource, Inc.
6.75%, 06/01/27 (e)	57	62
Carrier Global Corporation
3.58%, 04/05/50	663	739
Clark Equipment Company
5.88%, 06/01/25 (e)	159	168
Clean Harbors, Inc.
4.88%, 07/15/27 (e)	45	48
Colfax Corporation
6.00%, 02/15/24 (e)	51	53
DP World UAE Region FZE
6.85%, 07/02/37 (g)	340	468
Ellaktor Value PLC
6.38%, 12/15/24, EUR (e)	2,425	2,765
Embraer Netherlands Finance B.V.
6.95%, 01/17/28 (e)	394	446
General Electric Company
4.35%, 05/01/50	390	472
GFL Environmental Inc.
5.13%, 12/15/26 (e)	60	64
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	88	97
Harsco Corporation
5.75%, 07/31/27 (e)	34	36
Herc Holdings Inc.
5.50%, 07/15/27 (e)	82	88
HTA Group Limited
7.00%, 12/18/25 (e)	546	588
Masonite International Corporation
5.38%, 02/01/28 (e)	76	81
MasTec, Inc.
4.50%, 08/15/28 (e)	41	43
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (e)	331	336
Meritor, Inc.
6.25%, 06/01/25 (e)	430	464
4.50%, 12/15/28 (e)	12	12
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (e)	130	139
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (e)	110	113
Spirit Airlines, Inc.
8.00%, 09/20/25 (e)	286	322
Standard Industries Inc.
5.00%, 02/15/27 (e)	39	41
4.38%, 07/15/30 (e)	419	447
3.38%, 01/15/31 (e)	140	141
Stericycle, Inc.
3.88%, 01/15/29 (e)	99	102
Summit Materials, LLC
5.25%, 01/15/29 (e)	189	199
Terex Corporation
5.63%, 02/01/25 (e)	90	93
The ADT Security Corporation
4.88%, 07/15/32 (e)	49	53
TransDigm Inc.
6.25%, 03/15/26 (e)	6,507	6,934
6.38%, 06/15/26	124	128
Uber Technologies, Inc.
6.25%, 01/15/28 (e)	176	191
United Rentals (North America), Inc.
5.88%, 09/15/26	86	91
5.50%, 05/15/27	86	92
4.88%, 01/15/28	138	148
United Rentals, Inc.
3.88%, 02/15/31	679	713
Weekley Homes, LLC
4.88%, 09/15/28 (e)	459	480
WESCO Distribution, Inc.
7.25%, 06/15/28 (e)	250	284
XPO Logistics, Inc.
6.13%, 09/01/23 (e)	45	46
6.75%, 08/15/24 (e)	88	94
6.25%, 05/01/25 (e)	308	331
		19,294
Materials 0.4%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	200	214
Axalta Coating Systems, LLC
3.38%, 02/15/29 (e)	150	151
Ball Corporation
2.88%, 08/15/30	447	447
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (g)	273	300
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42 (g)	828	969
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	200	223
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	663	719
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (e)	62	64
5.13%, 03/15/23 - 05/15/24 (e)	106	113
Freeport-McMoRan Inc.
5.00%, 09/01/27	199	211
4.63%, 08/01/30	340	375
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	357	392
Hudbay Minerals Inc.
6.13%, 04/01/29 (e)	142	154
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (e)	204	231
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	33	34
MEGlobal Canada ULC
5.88%, 05/18/30 (g)	386	480
Quintis Ltd
7.50%, 10/01/26 (e) (f) (p)	450	450
0.00%, 10/01/28 (e) (f) (j) (p)	7,017	7,017
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (e)	6	6
Steel Dynamics, Inc.
3.25%, 01/15/31	99	111
Suzano Austria GmbH
3.75%, 01/15/31 (j)	427	453
U.S. Concrete, Inc.
6.38%, 06/01/24	17	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
5.13%, 03/01/29 (e)	432	445
Vale Overseas Ltd
6.25%, 08/10/26	361	447
3.75%, 07/08/30	403	448
Valvoline, Inc.
4.25%, 02/15/30 (e)	40	42
		14,514
Utilities 0.2%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (e)	279	302
Calpine Corporation
4.50%, 02/15/28 (e)	163	170
5.13%, 03/15/28 (e)	392	413
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (e)	558	599
NRG Energy, Inc.
2.00%, 12/02/25 (e)	199	206
7.25%, 05/15/26	87	92
6.63%, 01/15/27	104	110
5.75%, 01/15/28	70	76
5.25%, 06/15/29 (e)	157	173
Pacific Gas And Electric Company
5.00%, 07/01/28	904	966
5.25%, 07/01/30	155	171
Star Energy Geothermal Darajat II Limited
4.85%, 10/14/38 (e)	228	254
Talen Energy Supply, LLC
7.63%, 06/01/28 (e)	1,215	1,312
Vistra Operations Company LLC
5.50%, 09/01/26 (e)	85	89
5.63%, 02/15/27 (e)	2,075	2,206
5.00%, 07/31/27 (e)	110	117
		7,256
Consumer Staples 0.2%
Albertsons Companies, Inc.
5.75%, 03/15/25	242	250
AMN Healthcare, Inc.
4.00%, 04/15/29 (e)	129	132
B&G Foods, Inc.
5.25%, 09/15/27	38	40
China Milk Products Group Limited
0.00%, 01/05/12 (b) (i) (o) (r)	100	—
Chobani, LLC
4.63%, 11/15/28 (e)	148	150
Cydsa, S.A.B. de C.V.
6.25%, 10/04/27 (e)	340	358
Darling Ingredients Inc.
5.25%, 04/15/27 (e)	43	46
Energizer Holdings, Inc.
4.75%, 06/15/28 (e)	299	315
4.38%, 03/31/29 (e)	199	206
Jaguar Holding Company II
5.00%, 06/15/28 (e)	168	181
JBS USA Finance, Inc.
6.75%, 02/15/28 (e)	81	91
JBS USA Food Company
5.75%, 06/15/25 (e)	286	295
6.50%, 04/15/29 (e)	126	147
Kraft Heinz Foods Company
5.00%, 07/15/35	117	141
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (e)	992	1,016
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 (e)	70	73
4.88%, 11/01/26 (e)	70	73
4.88%, 05/15/28 (e)	35	39
Pilgrim's Pride Corporation
5.88%, 09/30/27 (e)	73	79
Post Holdings, Inc.
4.63%, 04/15/30 (e)	435	458
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (e)	296	295
REI Agro Limited
0.00%, 11/13/14 (b) (g) (o) (r)	628	6
0.00%, 11/13/14 (b) (e) (o) (r)	185	2
Safeway Inc.
3.50%, 02/15/23 (e)	66	68
7.50%, 03/15/26 (e)	54	60
3.50%, 03/15/29 (e)	2,053	2,072
Simmons Foods, Inc.
5.75%, 11/01/24 (e)	37	38
Treehouse Foods, Inc.
4.00%, 09/01/28	34	35
U.S. Foods Inc.
6.25%, 04/15/25 (e)	68	73
		6,739
Information Technology 0.1%
BY Crown Parent, LLC
4.25%, 01/31/26 (e)	170	175
Global Payments Inc.
2.90%, 05/15/30	900	977
Oracle Corporation
3.60%, 04/01/40	3,031	3,551
Shift4 Payments, LLC
4.63%, 11/01/26 (e)	97	100
ViaSat, Inc.
5.63%, 04/15/27 (e)	41	43
Xerox Holdings Corporation
5.00%, 08/15/25 (e)	649	689
		5,535
Total Corporate Bonds And Notes (cost $217,188)		224,001
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.1%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (l)	665	682
AGL CLO 7 Ltd
Series 2020-A1-7A, 2.05%, (3 Month USD LIBOR + 1.80%), 07/15/31 (l)	250	251
AOA 2015-1177 Mortgage Trust
Series 2015-C-1177, REMIC, 3.01%, 12/15/21 (l)	447	442
Apidos CLO XV
Series 2013-A1RR-15A, 1.23%, (3 Month USD LIBOR + 1.01%), 04/21/31 (l)	275	273
Aqueduct European CLO 4 - 2019 Designated Activity Company
Series 2019-B1-4X, 1.80%, (3 Month EURIBOR + 1.80%), 07/15/32, EUR (g) (l)	100	122
Ares European CLO XI B.V.
Series B1-11X, 1.85%, (3 Month EURIBOR + 1.85%), 04/15/32, EUR (g) (l)	100	122
Avoca CLO XVII Designated Activity Company
Series AR-17X, 0.96%, (3 Month EURIBOR + 0.96%), 10/15/32, EUR (g) (l)	103	126
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.60%, 04/16/25 (l)	130	138
Bank 2017-BNK8
Series 2017-B-BNK8, REMIC, 3.93%, 11/17/27 (l)	237	263
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	344
Battalion CLO Ltd
Series 2020-A1-18A, 2.03%, (3 Month USD LIBOR + 1.80%), 10/15/32 (l)	264	265
Series 2020-B-18A, 2.53%, (3 Month USD LIBOR + 2.30%), 10/15/32 (l)	264	265
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 0.49%, (1 Month USD LIBOR + 0.34%), 10/25/36 (j) (l)	102	94
BBCMS Mortgage Trust
Series 2018-C-TALL, REMIC, 1.28%, (1 Month USD LIBOR + 1.12%), 03/16/37 (j) (l)	744	718
Birch Grove CLO Ltd
Series A-19X, REMIC, 1.71%, (3 Month USD LIBOR + 1.49%), 06/16/31 (l)	506	506

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
BlueMountain CLO XXIV Ltd
Series 2019-C-24A, 2.92%, (3 Month USD LIBOR + 2.70%), 04/21/31 (l)	268	268
British Airways PLC
Series 2020-A-1A, 4.25%, 11/15/32	265	284
BWAY 2013-1515 Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	609
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-F-BIOA, REMIC, 2.63%, (1 Month USD LIBOR + 2.47%), 03/15/37 (l)	1,169	1,164
Series 2018-D-BIOA, REMIC, 1.48%, (1 Month USD LIBOR + 1.32%), 03/16/37 (l)	200	200
BX Commercial Mortgage Trust 2018-IND
Series 2018-G-IND, REMIC, 2.21%, (1 Month USD LIBOR + 2.05%), 11/15/35 (l)	597	595
BX Commercial Mortgage Trust 2019-XL
Series 2019-G-XL, REMIC, 2.46%, (1 Month USD LIBOR + 2.30%), 10/15/21 (l)	1,400	1,380
Series 2019-J-XL, REMIC, 2.81%, (1 Month USD LIBOR + 2.65%), 10/15/21 (l)	1,654	1,626
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 3.39%, (1 Month USD LIBOR + 3.25%), 10/15/25 (l)	210	209
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (l)	1,238	1,292
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (l)	1,735	1,731
Catskill Park CLO Ltd
Series 2017-A1B-1A, 1.57%, (3 Month USD LIBOR + 1.35%), 04/20/29 (l)	254	254
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (l)	132	144
CGDBB Commercial Mortgage Trust 2017-BIOC
Series 2017-E-BIOC, REMIC, 2.31%, (1 Month USD LIBOR + 2.15%), 07/15/32 (l)	509	507
Chenango Park CLO Ltd
Series 2018-A2-1A, 1.79%, (3 Month USD LIBOR + 1.55%), 04/15/30 (l)	264	263
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.09%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (g) (l)	100	122
Citigroup Commercial Mortgage Trust
Series 2014-AS-GC23, REMIC, 3.86%, 07/12/24	848	909
Citigroup Commercial Mortgage Trust 2014-GC19
Series 2014-D-GC19, REMIC, 5.09%, 03/12/47 (l)	194	203
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	368
COMM Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	608	658
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 1.20%, (1 Month USD LIBOR + 1.05%), 11/25/35 (j) (l)	75	69
Cook Park CLO, Ltd.
Series 2018-B-1A, 1.62%, (3 Month USD LIBOR + 1.40%), 04/17/30 (l)	258	255
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 2.51%, (1 Month USD LIBOR + 2.35%), 12/15/31 (l)	307	291
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,946
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	617	639
DBWF 2018-GLKS Mortgage Trust
Series 2018-C-GLKS, REMIC, 1.90%, (1 Month USD LIBOR + 1.75%), 12/19/25 (l)	250	241
Elmwood CLO II Ltd
Series 2019-B-2A, 2.32%, (3 Month USD LIBOR + 2.10%), 04/21/31 (l)	300	300
GRACE 2014-GRCE Mortgage Trust
Series 2014-B-GRCE, REMIC, 3.52%, 06/10/21	550	554
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	710
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.74%, 12/12/53 (l)	1,000	136
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 1.61%, (3 Month USD LIBOR + 1.37%), 04/15/33 (l)	762	763
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (g) (l)	102	123
Holland Park CLO Designated Activity Company
Series A1RR-1X, 0.92%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (g) (l)	100	122
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (l)	138	139
Invesco Euro CLO II Designated Activity Company
Series B1-2X, 1.80%, (3 Month EURIBOR + 1.80%), 08/15/32, EUR (g) (l)	100	122
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 2.40%, (1 Month USD LIBOR + 2.25%), 07/07/23 (j) (l)	192	187
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	330	329
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	785
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 1.72%, (3 Month USD LIBOR + 1.50%), 04/19/30 (l)	250	247
Madison Park Funding XXXVI Ltd
Series 2019-B1-36A, 2.09%, (3 Month USD LIBOR + 1.85%), 01/18/33 (l)	251	251
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	913
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.34%, 07/17/25 (l)	99	101
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	593
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (l)	436	474
Navient Funding, LLC
Series 2006-A5-A, 0.51%, (3 Month USD LIBOR + 0.29%), 06/15/39 (l)	970	932
Series 2005-A4-B, REMIC, 0.55%, (3 Month USD LIBOR + 0.33%), 06/15/39 (l)	638	603
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	295	309
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.20%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (g) (l)	104	126
OCP CLO 2017-13 Ltd
Series 2017-A2A-13A, 2.04%, (3 Month USD LIBOR + 1.80%), 07/15/30 (l)	264	264
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (g) (l)	104	126
OHA Credit Funding 3 LTD
Series 2019-B1-3A, 2.02%, (3 Month USD LIBOR + 1.80%), 07/20/32 (l)	256	256
Palmer Square Loan Funding 2018-2, Ltd
Series 2018-A2-2A, 1.29%, (3 Month USD LIBOR + 1.05%), 07/15/26 (l)	275	274
Palmer Square Loan Funding Ltd
Series 2019-A2-2A, 1.82%, (3 Month USD LIBOR + 1.60%), 04/20/27 (l)	255	255

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 1.85%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (g) (l)	100	122
RR 2 Ltd
Series 2017-A2-2A, 1.84%, (3 Month USD LIBOR + 1.60%), 10/15/29 (l)	255	255
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A4A-A, 0.46%, (3 Month USD LIBOR + 0.24%), 12/15/41 (l)	1,024	982
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 4.91%, (1 Month USD LIBOR + 4.75%), 04/15/24 (l)	2,470	2,674
SMB Private Education Loan Trust 2019-A
Series 2019-A2A-A, 3.44%, 07/15/36	886	932
SMB Private Education Loan Trust 2020-B
Series 2020-B-BA, REMIC, 2.76%, 07/15/53	580	561
SoFi Professional Loan Program 2018-B Trust
Series 2018-A2FX-B, 3.34%, 06/25/27	237	243
SoFi Professional Loan Program 2019-A Trust
Series 2019-A2FX-A, 3.69%, 06/15/48	540	563
Sound Point CLO XXVIII Ltd
Series 2020-A1-3A, 1.52%, (3 Month USD LIBOR + 1.28%), 01/26/32 (l)	264	264
TICP CLO XII Ltd
Series 2018-A-12A, 1.35%, (3 Month USD LIBOR + 1.11%), 01/15/31 (l)	250	250
Series 2018-B-12A, 1.89%, (3 Month USD LIBOR + 1.65%), 01/15/31 (l)	310	310
TRESTLES CLO III LTD
Series 2020-A1-3A, 1.55%, (3 Month USD LIBOR + 1.33%), 01/20/33 (l)	380	381
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	198
UBS-Barclays Commercial Mortgage Trust 2012-C3
Series 2012-D-C3, REMIC, 5.03%, 09/12/22 (l)	286	291
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	3,176	3,422
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (l)	325	325
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (l)	500	549
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (l)	507	548
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (l)	212	220
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (l)	332	366
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.89%, 07/17/53 (l)	5,190	752
Whitebox Clo II Ltd
Series 2020-A1-2A, 1.97%, (3 Month USD LIBOR + 1.75%), 10/24/31 (l)	265	266
York CLO-6 Ltd
Series 2019-A1-1A, 1.57%, (3 Month USD LIBOR + 1.35%), 07/22/32 (l)	478	478
Total Non-U.S. Government Agency Asset-Backed Securities (cost $44,502)		45,784
SENIOR FLOATING RATE INSTRUMENTS 1.0%
Consumer Discretionary 0.4%
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 6.75%, (3 Month USD LIBOR + 6.00%), 02/01/26 (f) (l)	1,412	1,405
Airbnb, Inc.
Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 04/17/25 (l)	1,164	1,259
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (l)	223	223
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (l)	446	446
Groupe Babilou SAS
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 10/08/27, EUR (l)	4,036	4,905
Herschend Entertainment Company, LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 08/18/25 (l)	1,703	1,711
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.90%, (3 Month USD LIBOR + 1.75%), 10/25/23 (l)	2,923	2,886
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (l) (s)	1,428	1,428
US LBM Holdings, LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (l) (s)	499	499
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (l) (s)	111	111
		14,873
Consumer Staples 0.2%
Casino Guichard-Perrachon SA
Term Loan, 5.50%, (3 Month EURIBOR + 5.50%), 01/31/24, EUR (l)	3,594	4,362
Knowlton Development
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (l)	3,601	4,393
Shearer's Foods, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 09/15/27 (l)	293	293
		9,048
Communication Services 0.2%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (l)	363	362
Ziggo B.V.
Term Loan, 3.00%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (l)	6,053	7,364
		7,726
Industrials 0.1%
Boels Topholding BV
Term Loan B, 4.00%, (3 Month EURIBOR + 4.00%), 02/06/27, EUR (l)	4,780	5,831
Douglas Dynamics LLC
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 06/05/26 (f) (l)	209	210
Pike Corporation
2020 Term Loan B, 4.12%, (1 Month USD LIBOR + 3.00%), 07/24/26 (l)	487	485
		6,526
Materials 0.1%
White Cap Buyer LLC
Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 10/08/27 (l)	2,528	2,525
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/18/25 (l)	924	934
Total Senior Floating Rate Instruments (cost $38,792)		41,632
PREFERRED STOCKS 0.9%
Health Care 0.6%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (o)	77	4,263
Boston Scientific Corporation, 5.50%, 06/01/23 (o)	14	1,491
Roche Holding AG	56	19,433
		25,187
Financials 0.2%
Itau Unibanco Holding S.A. (o)	156	953
T-Mobile US, Inc., 5.25%, 06/01/23 (e) (o)	5	6,298
Wells Fargo & Company, 7.50% (a) (n) (o)	1	1,355
		8,606
Consumer Discretionary 0.1%
Aptiv PLC, 5.50%, 06/15/23 (o)	21	3,176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Volkswagen AG (o)	1	107
		3,283
Utilities 0.0%
Centrais Eletricas Brasileiras SA (b)	7	48
Total Preferred Stocks (cost $32,719)		37,124
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII	96	2,740
GMAC Capital Trust I (a)	106	2,856
Total Trust Preferreds (cost $5,423)		5,596
WARRANTS 0.0%
Compagnie Financiere Richemont SA (b)	1	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 8.4%
U.S. Treasury Bill 7.0%
Treasury, United States Department of
0.10%, 01/05/21 (t)	8,000	8,000
0.17%, 01/07/21 (t)	7,000	7,000
0.08%, 01/14/21 (t)	16,000	16,000
0.08%, 01/21/21 (t)	69,250	69,248
0.13%, 01/28/21 (t)	29,000	28,999
0.10%, 02/04/21 (t)	83,000	82,995
0.07%, 02/09/21 (t)	5,000	5,000
0.12%, 02/11/21 (t)	30,000	29,998
0.09%, 02/25/21 (t)	20,000	19,998
0.12%, 03/18/21 (t)	20,000	19,997
		287,235
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 0.07% (m) (u)	56,614	56,614
Total Short Term Investments (cost $343,845)		343,849
Total Investments 100.4% (cost $3,377,938)		4,111,660
Total Securities Sold Short (0.6)% (proceeds $23,675)		(22,782)
Total Purchased Options 0.9% (cost $33,014)		35,111
Other Derivative Instruments (0.4)%		(16,390)
Other Assets and Liabilities, Net (0.3)%		(11,716)
Total Net Assets 100.0%		4,095,883

(a) All or a portion of the security was on loan as of December 31, 2020.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $150,396 and 3.7% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Investment in affiliate.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Convertible security.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(r) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(s) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) The coupon rate represents the yield to maturity.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.6%)
COMMON STOCKS (0.6%)
Information Technology (0.2%)
Appian Corporation - Class A	(10)	(1,583)
Seagate Technology Public Limited Company	(38)	(2,332)
Snowflake Inc. - Class A	(18)	(4,946)
Unity Software Inc.	(8)	(1,175)
		(10,036)
Consumer Staples (0.2%)
Hershey Co.	(7)	(1,113)
JM Smucker Co.	(8)	(901)
McCormick & Co. Inc.	(9)	(833)
Walgreens Boots Alliance, Inc.	(96)	(3,820)
		(6,667)
Consumer Discretionary (0.2%)
Doordash, Inc. - Class A	(40)	(5,685)
Nordstrom Inc.	(13)	(394)
		(6,079)
Total Common Stocks (proceeds $23,675)		(22,782)
Total Securities Sold Short (0.6%) (proceeds $23,675)		(22,782)

Summary of Investments by Country^	Total Long Term Investments
United States of America	63.9%
China	5.2
Italy	3.8
Netherlands	3.6
Japan	3.6
France	3.1
Germany	2.9
United Kingdom	2.1
Spain	1.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Summary of Investments by Country^	Total Long Term Investments
Taiwan	1.3
Canada	1.2
Australia	1.1
Sweden	1.0
Switzerland	0.9
Hong Kong	0.7
South Korea	0.5
India	0.4
Brazil	0.4
Finland	0.3
Cayman Islands	0.3
Greece	0.3
Argentina	0.2
Mexico	0.2
Ireland	0.2
Denmark	0.1
Colombia	0.1
Luxembourg	0.1
Indonesia	0.1
Egypt	0.1
Jersey	0.1
Saudi Arabia	0.1
Singapore	0.1
Puerto Rico	0.1
Bermuda	0.1
Panama	0.1
Ukraine	0.1
Thailand	0.1
Qatar	—
Dominican Republic	—
Bahrain	—
Chile	—
Paraguay	—
Uruguay	—
Russian Federation	—
South Africa	—
Portugal	—
Norway	—
Israel	—
Romania	—
United Arab Emirates	—
Austria	—
Morocco	—
Isle of Man	—
Turkey	—
Poland	—
New Zealand	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/BlackRock Global Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases/ Covers($)	Sales/Shorts Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Nasdaq Biotechnology Index Fund	—	527	—	1	—	176	703	—
iShares S&P 500 Value ETF	4,590	—	79	105	4	(77)	4,438	0.1
iShares iBoxx USD High Yield Corporate Bond ETF	—	117,407	73,557	1,478	4,244	1,638	49,732	1.2
iShares Russell 2000 ETF	6,047	52,350	8,785	149	(3,024)	3,632	50,220	1.2
iShares Latin America 40 ETF	—	2,268	—	—	—	280	2,548	0.1
iShares China Large-Cap ETF	3,649	14,271	12,938	99	(78)	44	4,948	0.1
iShares MSCI Brazil Capped ETF	—	1,589	—	14	—	332	1,921	0.1
iShares iBoxx USD Investment Grade Corporate Bond ETF*	—	72,654	55,228	140	3,237	441	21,104	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Affiliated Investment	Value Beginning of Period($)	Purchases/ Covers($)	Sales/Shorts Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares MSCI Emerging Markets ETF	9,024	—	7,238	10	(1,176)	42	652	—
	23,310	261,066	157,825	1,996	3,207	6,508	136,266	3.3

*During the period, the Fund held both long and short positions in this security.

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Algeco Global Finance PLC, 6.50%, 02/15/23	10/19/20	5,746	5,965	0.2
Alibaba Group Holding Limited	11/20/19	2,210	2,295	0.1
Aqueduct European CLO 4 - 2019 Designated Activity Company, Series 2019-B1-4X, 1.80%, 07/15/32	07/07/20	112	122	—
Ares European CLO XI B.V., Series B1-11X, 1.85%, 04/15/32	07/10/20	112	122	—
Avoca CLO XVII Designated Activity Company, Series AR-17X, 0.96%, 10/15/32	07/09/20	115	126	—
Bahrain Government International Bond, 6.75%, 09/20/29	08/14/20	1,624	1,657	0.1
Bioceanico Sovereign Certificate Ltd, 0.00%, 06/05/34	12/14/20	136	136	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	12/18/20	217	216	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	12/09/20	285	285	—
CEMEX S.A.B. de C.V., 5.45%, 11/19/29	12/09/20	301	300	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 1.09%, 04/15/33	07/07/20	111	122	—
Commonwealth of Australia, 3.00%, 03/21/47	05/24/17	22,830	27,554	0.7
Corporacion Nacional del Cobre de Chile, 4.25%, 07/17/42	04/29/20	828	969	—
DP World UAE Region FZE, 6.85%, 07/02/37	05/08/20	395	468	—
Empresa Nacional del Petroleo, 4.50%, 09/14/47	05/01/20	408	492	—
Estado Espanol, 1.25%, 10/31/30	06/30/20	3,525	3,962	0.1
Estado Espanol, 2.70%, 10/31/48	04/20/20	3,021	4,048	0.1
Grand Round, Inc.	03/31/15	1,774	2,211	0.1
Greek Parliament, 2.00%, 04/22/27	06/12/20	8,662	9,739	0.3
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	112	123	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 0.92%, 11/14/32	07/10/20	111	122	—
Invesco Euro CLO II Designated Activity Company, Series B1-2X, 1.80%, 08/15/32	07/22/20	115	122	—
Itau Unibanco Holding S.A., 3.25%, 01/24/25	06/09/20	421	441	—
Jawbone Inc.	01/25/17	—	—	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/17/20	584	599	—
Lloyds Banking Group PLC, 2.71%, 12/03/35	12/10/19	4,172	4,391	0.1
Lookout, Inc.	09/19/14	3,242	3,300	0.1
Lookout, Inc.	03/04/15	237	116	—
MAF Sukuk Ltd, 4.64%, 05/14/29	12/17/20	225	224	—
MCE Finance Limited, 4.88%, 06/06/25	12/04/20	206	206	—
MEGlobal Canada ULC, 5.88%, 05/18/30	08/14/20	467	480	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	12/09/20	684	685	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 1.20%, 01/20/32	06/15/20	114	126	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 1.35%, 01/15/32	07/09/20	115	126	—
Palantir Technologies Inc.	03/27/14	2,513	9,173	0.2
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/20	921	935	—
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	08/14/20	475	518	—
Presidencia de la Republica Dominicana, 6.40%, 06/05/49	12/09/20	293	300	—
PT Pertamina (Persero), 3.65%, 07/30/29	05/28/20	876	940	—
Quintis Limited	11/03/17	1,905	2,411	0.1
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	6	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 1.85%, 12/20/31	06/24/20	111	122	—
Russia Government International Bond, 5.25%, 06/23/47	05/04/20	245	277	—
Sable International Finance Limited, 5.75%, 09/07/27	12/22/20	586	585	—
Saudi Arabia Government International Bond, 4.50%, 04/17/30	12/09/20	625	627	—
Saudi Arabia, Kingdom of, 4.63%, 10/04/47	05/11/20	523	573	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	07/10/19	17,434	23,222	0.6
Tecila Sociedad Anonima, 8.50%, 07/28/25	12/14/20	368	376	—
The Arab Republic of Egypt, 5.88%, 06/11/25	12/09/20	1,048	1,049	—
The Arab Republic of Egypt, 7.60%, 03/01/29	05/29/20	1,205	1,328	—
Ukraine Government International Bond, 7.75%, 09/01/25	12/09/20	297	295	—
		93,248	114,587	2.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	113	March 2021	AUD	16,616	11	16
DAX Index	7	March 2021	EUR	2,331	—	91
Euro OAT	174	March 2021	EUR	29,131	—	93
Euro STOXX 50 Price Index	436	March 2021	EUR	15,445	—	36
FTSE 100 Index	460	March 2021	GBP	30,109	(544)	(789)
Italy Government BTP Bond	217	March 2021	EUR	32,843	—	172
MSCI Emerging Markets Index	93	March 2021		5,860	(10)	130
NASDAQ 100 Stock Index	319	March 2021		80,927	281	1,282
Russell 2000 Index	105	March 2021		10,290	(9)	78
United States 10 Year Note	715	March 2021		98,519	78	207
United States 10 Year Ultra Bond	1,300	March 2021		203,561	285	(294)
					92	1,022
Short Contracts
Euro Bund	(18)	March 2021	EUR	(3,191)	—	(8)
Nikkei 225 Index	(10)	March 2021	JPY	(133,188)	(5)	(42)
S&P 500 Index	(2,173)	March 2021		(397,876)	(2,504)	(9,431)
United States 2 Year Note	(1,063)	April 2021		(234,670)	(25)	(228)
United States 5 Year Note	(697)	April 2021		(87,825)	(33)	(111)
United States Long Bond	(11)	March 2021		(1,929)	(4)	24
United States Ultra Bond	(73)	March 2021		(15,642)	(55)	52
					(2,626)	(9,744)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,600	1	289
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,833	1	291
3M LIBOR (Q)	Receiving	1.06	(S)	03/27/22		157,288	(4)	(1,691)
3M LIBOR (Q)	Receiving	0.88	(S)	08/17/22		88,053	(7)	(992)
3M LIBOR (Q)	Receiving	0.53	(S)	06/06/24		32,103	(1)	(123)
3M LIBOR (Q)	Receiving	1.60	(S)	01/24/25		63,056	(26)	(3,240)
3M LIBOR (Q)	Receiving	0.35	(S)	08/27/25		24,619	(12)	48
3M LIBOR (Q)	Receiving	0.69	(S)	06/23/30		7,837	(8)	147
3M LIBOR (Q)	Receiving	0.71	(S)	09/25/30		4,749	(5)	92
3M LIBOR (Q)	Receiving	0.76	(S)	09/29/30		3,800	(4)	54
3M LIBOR (Q)	Receiving	0.81	(S)	11/23/30		13,029	(15)	143
3M LIBOR (Q)	Receiving	0.89	(S)	07/02/50		5,812	(19)	778
3M LIBOR (Q)	Receiving	0.88	(S)	07/21/50		3,805	(12)	520
3M LIBOR (Q)	Receiving	1.27	(S)	10/23/50		12,189	(44)	443
3M LIBOR (Q)	Receiving	1.17	(S)	10/28/50		4,818	(17)	299
3M LIBOR (Q)	Receiving	0.98	(S)	10/29/50		14,058	(47)	1,557
3M LIBOR (Q)	Receiving	1.30	(S)	11/19/50		11,556	(42)	332
3M LIBOR (Q)	Receiving	1.22	(S)	11/27/50		4,818	(17)	238
3M LIBOR (Q)	Receiving	1.45	(S)	12/11/50		3,794	(14)	(38)
3M LIBOR (Q)	Receiving	1.27	(S)	12/30/50		4,818	(17)	176
3M LIBOR (Q)	Paying	0.37	(S)	10/29/25		71,159	35	(143)
3M LIBOR (Q)	Paying	0.46	(S)	11/23/25		19,766	9	34
3M LIBOR (Q)	Paying	1.08	(S)	08/17/30		17,703	20	294
3M LIBOR (Q)	Paying	0.64	(S)	08/21/30		8,478	9	(212)
3M LIBOR (Q)	Paying	0.68	(S)	09/14/30		3,131	4	(70)
3M LIBOR (Q)	Paying	0.66	(S)	09/25/30		4,749	5	(114)
3M LIBOR (Q)	Paying	0.69	(S)	09/29/30		3,800	4	(80)
3M LIBOR (Q)	Paying	1.08	(S)	09/28/50		8,259	28	(713)
3M LIBOR (Q)	Paying	1.08	(S)	09/28/50		1,937	7	(165)
3M LIBOR (Q)	Paying	1.07	(S)	10/21/50		5,708	20	(501)
3M LIBOR (Q)	Paying	0.97	(S)	10/28/50		4,634	15	(526)
3M LIBOR (Q)	Paying	1.20	(S)	12/22/50		18,802	66	(1,028)
							(87)	(3,901)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	134,009	(2,215)	(66)	745

Credit default swap agreements - sell protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(14,618)	1,356	18	907
ITRAXX.EUR.XO.34 (Q)	5.00	12/20/25	(11,575)	1,679	(34)	542
				3,035	(16)	1,449

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Put		22.00	01/20/21	3,413	529
Chicago Board Options Exchange Volatility Index	Put		21.00	02/17/21	2,144	266
Chicago Board Options Exchange Volatility Index	Put		24.00	03/17/21	617	194
Chicago Board Options Exchange Volatility Index	Put		21.00	03/17/21	2,144	337
DAX Index	Call	EUR	13,800.00	01/15/21	277	351
DAX Index	Call	EUR	14,000.00	02/19/21	84	151
						1,828
Options on Securities
Alibaba Group Holding Limited	Call		305.00	01/15/21	163	2
Alibaba Group Holding Limited	Call		210.00	02/19/21	253	718
Alibaba Group Holding Limited	Call		240.00	03/19/21	281	395
Alphabet Inc.	Call		1,920.00	02/19/21	49	114
Alphabet Inc.	Put		1,560.00	01/15/21	32	9
Amazon.com, Inc.	Call		3,300.00	01/15/21	11	59
Amazon.com, Inc.	Call		2,350.00	01/15/21	6	545
Amazon.com, Inc.	Put		3,250.00	01/15/21	16	109
Amazon.com, Inc.	Put		3,350.00	02/19/21	15	338
Amazon.com, Inc.	Put		2,940.00	02/19/21	6	33
Apple Inc.	Call		125.00	01/15/21	572	503
Apple Inc.	Put		125.00	01/15/21	399	42
Apple Inc.	Put		115.00	02/19/21	161	29
Aptiv PLC	Put		115.00	02/19/21	331	79
Autodesk, Inc.	Call		260.00	01/15/21	145	667
Bank of America Corporation	Call		27.00	01/15/21	676	227
Bank of America Corporation	Call		25.00	03/19/21	729	405
Capital One Financial Corporation	Put		87.50	01/15/21	217	9
Capri Holdings Limited	Call		45.00	02/19/21	742	223
Comcast Corporation	Call		45.00	01/15/21	805	593
Comcast Corporation	Put		47.50	02/19/21	775	51
ConocoPhillips	Call		44.00	01/15/21	405	14
D.R. Horton, Inc.	Call		80.00	01/15/21	974	10
Exxon Mobil Corporation	Call		45.00	01/15/21	1,075	21
Exxon Mobil Corporation	Call		45.00	02/19/21	1,306	135
Global Payments Inc.	Call		210.00	02/19/21	217	263
Global Payments Inc.	Call		190.00	02/19/21	223	598
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put		134.00	03/19/21	1,398	143
iShares MSCI Brazil ETF	Call		40.00	03/19/21	1,849	250
iShares MSCI Emerging Markets ETF	Call		51.00	01/15/21	565	67
iShares MSCI Emerging Markets ETF	Call		51.00	02/19/21	607	118
Johnson & Johnson	Put		145.00	01/15/21	131	2
Lowe`s Companies, Inc.	Call		170.00	03/19/21	176	89
Marathon Oil Corporation	Call		5.00	01/15/21	427	72
MasterCard Incorporated	Call		335.00	01/15/21	294	692
MasterCard Incorporated	Call		315.00	01/15/21	115	481
MasterCard Incorporated	Put		310.00	03/19/21	121	70
Merck & Co., Inc.	Call		85.00	01/15/21	427	22
Micron Technology, Inc.	Call		77.50	01/15/21	842	209
Micron Technology, Inc.	Put		67.50	01/15/21	279	22
Microsoft Corporation	Call		215.00	02/19/21	168	232
Microsoft Corporation	Put		215.00	01/15/21	236	40
Microsoft Corporation	Put		215.00	02/19/21	233	144
Morgan Stanley	Call		55.00	01/15/21	676	926
NXP Semiconductors N.V.	Put		150.00	01/15/21	127	19
Paypal Holdings, Inc.	Call		250.00	03/19/21	116	124
PPG Industries, Inc.	Call		125.00	01/15/21	296	576
Raytheon BBN Technologies Corp.	Call		65.00	01/15/21	554	378

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Raytheon BBN Technologies Corp.	Call	65.00	02/19/21	553	426
SPDR S&P 500 ETF	Call	373.00	01/15/21	780	458
SPDR S&P 500 ETF	Call	375.00	01/15/21	1,881	872
SPDR S&P 500 ETF	Call	370.00	01/15/21	2,837	2,258
SPDR S&P 500 ETF	Call	382.00	02/19/21	1,209	713
SPDR S&P 500 ETF	Call	380.00	02/19/21	5,629	3,861
SPDR S&P 500 ETF	Call	360.00	12/17/21	194	735
SPDR S&P 500 ETF	Put	360.00	01/04/21	1,742	31
SPDR S&P 500 ETF	Put	350.00	01/04/21	2,558	26
SPDR S&P 500 ETF	Put	345.00	02/19/21	659	243
SPDR S&P Oil & Gas Exploration & Production ETF	Call	62.00	01/15/21	583	63
The Home Depot, Inc.	Call	300.00	01/15/21	279	1
The Select Sector SPDR Trust	Call	92.00	01/15/21	536	17
The Walt Disney Company	Call	160.00	01/15/21	319	687
The Walt Disney Company	Call	140.00	01/15/21	270	1,122
The Walt Disney Company	Put	165.00	02/19/21	116	38
Union Pacific Corporation	Call	200.00	01/15/21	184	183
United Parcel Service, Inc.	Call	180.00	01/15/21	114	5
VanEck Vectors Semiconductor ETF	Call	225.00	01/15/21	194	38
VanEck Vectors Semiconductor ETF	Call	205.00	01/15/21	340	495
VanEck Vectors Semiconductor ETF	Call	185.00	01/15/21	108	361
Walmart Inc.	Call	155.00	02/19/21	245	46
Walmart Inc.	Put	140.00	01/15/21	137	12
Wayfair Inc.	Call	280.00	01/15/21	58	4
					23,562

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Index Options
S&P 500 Index	GSC	Put	One-Touch		3,511.53		3,511.53	01/08/21		70	—
S&P 500 Index	GSC	Put	One-Touch		3,511.53		3,511.53	01/15/21		70	2
S&P 500 Index	GSC	Put	One-Touch		3,511.53		3,511.53	03/19/21		114	18
											20
Foreign Currency Options
EUR/NOK Spot Rate	GSC	Call	One-Touch	NOK	11.75	NOK	11.75	01/15/21	EUR	579,351	2
EUR/USD Spot Rate	BOA	Call	One-Touch		1.17		1.17	03/09/21	EUR	326,000	53
EUR/USD Spot Rate	BOA	Put	One-Touch		1.20		1.20	01/20/21	EUR	747,143	105
EUR/USD Spot Rate	BOA	Put	Down-and-Out		1.18		1.21	02/18/21	EUR	12,056,923	39
EUR/USD Spot Rate	BOA	Put	Down-and-Out		1.18		1.21	03/04/21	EUR	12,056,922	95
USD/JPY Spot Rate	HSB	Call	One-Touch	JPY	100.00	JPY	100.00	02/18/21		762,000	154
USD/NOK Spot Rate	CIT	Call	One-Touch	NOK	8.10	NOK	8.10	02/18/21		407,192	43
											491
Options on Securities
SPDR Gold Shares	MSC	Call	Up-and-Out		218.40		191.10	03/19/21		46,250	49

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BNP	Call		1.22	01/27/21	EUR	16,593,000	215
USD/JPY Spot Rate	BOA	Put	JPY	101.00	02/03/21		47,799,914	93
USD/JPY Spot Rate	MSC	Put	JPY	104.00	01/21/21		26,252,000	270
								578
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	3,400.00	12/17/21		2,054	782
Topix Index	GSC	Call	JPY	1,775.00	02/12/21		188,390	102
								884
Interest Rate Swaptions
3M LIBOR, 06/15/51	BNP	Call		100.00	06/11/21		5,194,033	70
3M LIBOR, 02/11/51	CIT	Call		130.00	02/09/21		23,270,976	282
3M LIBOR, 02/22/51	GSC	Call		127.00	02/18/21		25,612,198	309
3M LIBOR, 06/08/51	JPM	Call		100.00	06/04/21		15,928,369	206
3M LIBOR, 01/21/51	MSC	Call		116.00	01/19/21		38,519,090	43
3M LIBOR, 04/08/26	BOA	Put		60.00	04/06/21		116,484,301	189

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
3M LIBOR, 04/08/26	BOA	Put		62.00	04/06/21	47,964,124	68
3M LIBOR, 02/10/51	CIT	Put		88.75	02/08/21	9,057,535	1,220
3M LIBOR, 01/28/51	CIT	Put		148.00	01/26/21	16,313,559	175
3M LIBOR, 05/27/26	DUB	Put		64.00	05/25/21	122,987,629	290
3M LIBOR, 05/26/26	MSC	Put		63.00	05/24/21	121,805,000	299
3M LIBOR, 05/27/26	NSI	Put		64.00	05/25/21	122,987,629	290
							3,441
Options on Securities
Adidas AG	BCL	Call	EUR	310.00	03/19/21	10,406	139
Givaudan SA	UBS	Call	CHF	3,680.00	02/19/21	259	38
iShares Russell 2000 Value ETF	GSC	Call		125.66	03/19/21	16,498	186
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	510.00	03/19/21	3,462	100
SPDR Gold Shares	JPM	Call		181.00	04/16/21	24,529	156
SPDR Gold Shares	MSC	Call		178.00	02/19/21	11,672	60
SPDR Gold Shares	SGB	Call		180.00	03/19/21	28,068	160
SPDR Gold Shares	SGB	Call		180.00	01/15/21	28,257	56
SPDR S&P 500 ETF	MSC	Call		360.00	06/18/21	89,200	2,638
Starbucks Corporation	CIT	Call		107.50	03/19/21	20,797	105
Union Pacific Corporation	GSC	Call		195.00	02/19/21	17,490	310
Vanguard Small-Cap Value Index Fund	MSC	Call		137.05	03/19/21	15,205	154
WisdomTree Investments, Inc.	GSC	Call		50.00	02/19/21	32,804	156
							4,258

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Put	18.00	01/20/21	645	(8)
Chicago Board Options Exchange Volatility Index	Put	19.00	01/20/21	2,768	(83)
Chicago Board Options Exchange Volatility Index	Put	17.00	02/17/21	4,288	(75)
Chicago Board Options Exchange Volatility Index	Put	17.00	03/17/21	4,288	(150)
					(316)
Options on Securities
Abbott Laboratories	Call	120.00	02/19/21	188	(19)
Alibaba Group Holding Limited	Call	350.00	02/19/21	297	(7)
Alibaba Group Holding Limited	Call	300.00	03/19/21	281	(58)
Alibaba Group Holding Limited	Put	240.00	02/19/21	122	(213)
Alibaba Group Holding Limited	Put	175.00	03/19/21	281	(70)
Alphabet Inc.	Call	2,100.00	02/19/21	49	(25)
Alphabet Inc.	Call	2,000.00	02/19/21	22	(26)
Alphabet Inc.	Put	1,320.00	01/15/21	32	—
Alphabet Inc.	Put	1,495.00	02/19/21	11	(17)
Amazon.com, Inc.	Call	2,900.00	01/15/21	11	(398)
Amazon.com, Inc.	Call	3,900.00	02/19/21	21	(54)
Amazon.com, Inc.	Call	3,800.00	02/19/21	5	(17)
Amazon.com, Inc.	Call	3,600.00	02/19/21	13	(82)
Amazon.com, Inc.	Put	2,695.00	01/15/21	11	(3)
Amazon.com, Inc.	Put	2,740.00	01/15/21	16	(4)
Amazon.com, Inc.	Put	2,800.00	02/19/21	15	(45)
Amazon.com, Inc.	Put	2,840.00	02/19/21	21	(76)
Amazon.com, Inc.	Put	2,660.00	02/19/21	6	(10)
Amazon.com, Inc.	Put	2,600.00	02/19/21	6	(8)
Apple Inc.	Call	140.00	01/15/21	440	(54)
Apple Inc.	Call	150.00	01/15/21	1,144	(35)
Apple Inc.	Call	130.00	01/15/21	418	(213)
Apple Inc.	Call	135.00	02/19/21	330	(208)
Apple Inc.	Call	140.00	02/19/21	161	(72)
Apple Inc.	Call	150.00	03/19/21	1,216	(420)
Apple Inc.	Put	102.50	01/15/21	440	(7)
Apple Inc.	Put	107.50	01/15/21	399	(7)
Apple Inc.	Put	100.00	01/15/21	572	(7)
Apple Inc.	Put	100.00	02/19/21	326	(20)
Applied Materials, Inc.	Call	70.00	01/15/21	626	(1,024)
Aptiv PLC	Call	135.00	02/19/21	331	(174)
Aptiv PLC	Put	105.00	02/19/21	331	(34)
Autodesk, Inc.	Call	290.00	01/15/21	265	(475)
Autodesk, Inc.	Put	210.00	01/15/21	145	(2)
Bank of America Corporation	Call	31.00	01/15/21	1,345	(65)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Bank of America Corporation	Call	28.00	01/15/21	723	(179)
Bank of America Corporation	Call	30.00	02/19/21	705	(111)
Bank of America Corporation	Call	29.00	02/19/21	855	(189)
Bank of America Corporation	Call	33.00	03/19/21	342	(24)
Bank of America Corporation	Call	28.00	03/19/21	729	(230)
Bank of America Corporation	Call	30.00	03/19/21	793	(148)
Bank of America Corporation	Put	22.00	01/15/21	1,345	(3)
Bank of America Corporation	Put	20.00	01/15/21	723	—
Bank of America Corporation	Put	26.00	02/19/21	905	(24)
Bank of America Corporation	Put	20.00	02/19/21	705	(1)
Boston Scientific Corporation	Call	40.00	02/19/21	509	(19)
Boston Scientific Corporation	Put	31.00	02/19/21	509	(14)
Capital One Financial Corporation	Call	100.00	01/15/21	444	(106)
Capital One Financial Corporation	Put	77.50	01/15/21	217	(3)
Capri Holdings Limited	Call	55.00	02/19/21	742	(46)
Capri Holdings Limited	Put	30.00	02/19/21	742	(37)
Citigroup Inc.	Call	55.00	01/15/21	384	(268)
Citigroup Inc.	Call	52.50	01/15/21	443	(415)
Citigroup Inc.	Call	50.00	01/15/21	663	(783)
Citigroup Inc.	Call	70.00	03/19/21	696	(88)
Citigroup Inc.	Call	52.50	03/19/21	240	(242)
Comcast Corporation	Call	52.50	01/15/21	805	(72)
Comcast Corporation	Call	57.50	02/19/21	775	(36)
Comcast Corporation	Put	37.50	01/15/21	805	(1)
Comcast Corporation	Put	42.50	02/19/21	775	(18)
ConocoPhillips	Call	55.00	02/19/21	810	(10)
CrowdStrike Holdings, Inc.	Call	190.00	01/15/21	124	(303)
D.R. Horton, Inc.	Put	60.00	01/15/21	974	(12)
Exxon Mobil Corporation	Call	55.00	02/19/21	470	(7)
Facebook, Inc.	Call	320.00	02/19/21	71	(20)
Facebook, Inc.	Put	235.00	02/19/21	71	(24)
Freeport-McMoRan Inc.	Put	19.00	01/15/21	261	—
Freeport-McMoRan Inc.	Put	18.00	01/15/21	546	(1)
Global Payments Inc.	Call	230.00	02/19/21	217	(81)
Global Payments Inc.	Call	220.00	02/19/21	223	(167)
Global Payments Inc.	Put	165.00	02/19/21	217	(15)
Global Payments Inc.	Put	155.00	02/19/21	223	(4)
Guardant Health, Inc.	Call	120.00	01/15/21	188	(207)
HCA Healthcare, Inc.	Call	170.00	01/15/21	256	(56)
Intuitive Surgical, Inc.	Call	800.00	01/15/21	27	(90)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Call	140.00	03/19/21	1,398	(92)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Call	139.00	03/19/21	1,970	(205)
iShares MSCI Brazil ETF	Call	45.00	03/19/21	1,849	(63)
iShares Russell 2000 ETF	Call	210.00	01/15/21	1,656	(57)
Johnson & Johnson	Call	165.00	01/15/21	131	(9)
Johnson & Johnson	Call	170.00	03/19/21	87	(21)
JPMorgan Chase & Co.	Call	120.00	01/15/21	387	(290)
JPMorgan Chase & Co.	Call	115.00	01/15/21	186	(223)
JPMorgan Chase & Co.	Call	110.00	01/15/21	180	(309)
JPMorgan Chase & Co.	Call	140.00	03/19/21	290	(64)
JPMorgan Chase & Co.	Call	135.00	03/19/21	173	(59)
JPMorgan Chase & Co.	Put	80.00	01/15/21	354	—
Legacy Vulcan Corp.	Put	110.00	02/19/21	128	(7)
Lowe`s Companies, Inc.	Call	170.00	01/15/21	94	(5)
Lowe`s Companies, Inc.	Call	190.00	03/19/21	176	(22)
Lowe`s Companies, Inc.	Call	175.00	03/19/21	94	(33)
Lowe`s Companies, Inc.	Put	135.00	03/19/21	176	(32)
MasterCard Incorporated	Call	365.00	01/15/21	294	(123)
MasterCard Incorporated	Call	350.00	01/15/21	115	(135)
MasterCard Incorporated	Call	370.00	03/19/21	121	(184)
MasterCard Incorporated	Put	300.00	01/15/21	147	(4)
MasterCard Incorporated	Put	280.00	01/15/21	108	(1)
MasterCard Incorporated	Put	280.00	03/19/21	121	(25)
Merck & Co., Inc.	Call	87.50	02/19/21	250	(23)
Merck & Co., Inc.	Put	72.50	01/15/21	427	(5)
Micron Technology, Inc.	Call	80.00	01/15/21	279	(47)
Micron Technology, Inc.	Put	57.50	01/15/21	279	(3)
Microsoft Corporation	Call	255.00	02/19/21	88	(10)
Microsoft Corporation	Call	250.00	02/19/21	91	(14)
Microsoft Corporation	Call	245.00	02/19/21	168	(37)
Microsoft Corporation	Put	180.00	01/15/21	236	(3)
Microsoft Corporation	Put	185.00	02/19/21	324	(36)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Morgan Stanley	Call	62.50	01/15/21	676	(433)
Morgan Stanley	Call	60.00	01/15/21	1,180	(1,017)
Morgan Stanley	Call	57.50	01/15/21	357	(399)
Morgan Stanley	Put	44.00	01/15/21	676	(1)
NextEra Energy, Inc.	Call	85.00	03/19/21	270	(26)
NVIDIA Corporation	Call	700.00	03/19/21	21	(9)
NXP Semiconductors N.V.	Call	175.00	01/15/21	127	(7)
NXP Semiconductors N.V.	Put	135.00	01/15/21	127	(2)
Okta, Inc.	Call	290.00	01/15/21	59	(6)
Paypal Holdings, Inc.	Call	240.00	01/15/21	93	(39)
Paypal Holdings, Inc.	Call	310.00	03/19/21	116	(17)
Penn National Gaming, Inc.	Call	110.00	01/15/21	137	(4)
PPG Industries, Inc.	Call	140.00	01/15/21	296	(169)
PPG Industries, Inc.	Put	100.00	01/15/21	296	(1)
Raytheon BBN Technologies Corp.	Call	75.00	01/15/21	554	(26)
Raytheon BBN Technologies Corp.	Call	75.00	02/19/21	553	(111)
Raytheon BBN Technologies Corp.	Put	55.00	01/15/21	554	(6)
Raytheon BBN Technologies Corp.	Put	50.00	02/19/21	553	(6)
ResMed Inc.	Call	195.00	01/15/21	71	(127)
Salesforce.Com, Inc.	Call	280.00	02/19/21	158	(10)
Salesforce.Com, Inc.	Call	260.00	02/19/21	364	(55)
Salesforce.Com, Inc.	Put	220.00	02/19/21	224	(204)
Salesforce.Com, Inc.	Put	190.00	02/19/21	364	(62)
ServiceNow, Inc.	Call	580.00	02/19/21	45	(89)
Southwest Airlines Co.	Call	60.00	03/19/21	345	(18)
SPDR S&P 500 ETF	Call	380.00	01/15/21	1,209	(273)
SPDR S&P 500 ETF	Call	400.00	02/19/21	659	(71)
SPDR S&P 500 ETF	Call	400.00	06/18/21	1,813	(1,276)
SPDR S&P 500 ETF	Put	330.00	01/15/21	2,558	(105)
SPDR S&P 500 ETF	Put	345.00	01/15/21	1,975	(164)
SPDR S&P 500 ETF	Put	290.00	02/19/21	659	(45)
SPDR S&P 500 ETF	Put	250.00	06/18/21	604	(132)
SPDR S&P 500 ETF	Put	270.00	12/17/21	97	(75)
SPDR S&P Oil & Gas Exploration & Production ETF	Call	68.00	01/15/21	583	(15)
SPDR S&P Oil & Gas Exploration & Production ETF	Put	50.00	01/15/21	583	(14)
Starbucks Corporation	Call	110.00	02/19/21	408	(120)
Starbucks Corporation	Call	105.00	03/19/21	161	(103)
Starbucks Corporation	Put	80.00	02/19/21	408	(8)
The Goldman Sachs Group, Inc.	Call	270.00	03/19/21	163	(189)
The Goldman Sachs Group, Inc.	Call	240.00	04/16/21	52	(158)
The Home Depot, Inc.	Put	250.00	01/15/21	279	(21)
The TJX Companies, Inc.	Call	70.00	01/15/21	435	(39)
The Walt Disney Company	Call	175.00	01/15/21	160	(134)
The Walt Disney Company	Call	155.00	01/15/21	270	(718)
The Walt Disney Company	Call	190.00	02/19/21	116	(68)
The Walt Disney Company	Put	140.00	02/19/21	116	(8)
Toll Brothers, Inc.	Call	55.00	03/19/21	266	(15)
Truist Financial Corporation	Call	50.00	01/15/21	246	(11)
Truist Financial Corporation	Call	55.00	03/19/21	263	(15)
Truist Financial Corporation	Put	35.00	01/15/21	246	—
Truist Financial Corporation	Put	40.00	03/19/21	263	(22)
U.S. Bancorp	Call	45.00	01/15/21	1,148	(243)
Uber Technologies, Inc.	Call	55.00	01/15/21	421	(24)
Union Pacific Corporation	Put	165.00	01/15/21	184	(3)
United Parcel Service, Inc.	Call	190.00	01/15/21	228	(3)
VanEck Vectors Semiconductor ETF	Call	210.00	01/15/21	108	(112)
Walmart Inc.	Call	160.00	01/15/21	137	(1)
Walmart Inc.	Put	130.00	01/15/21	137	(2)
Walmart Inc.	Put	135.00	02/19/21	245	(44)
Wayfair Inc.	Put	230.00	01/15/21	58	(76)
Zoetis Inc.	Call	175.00	01/15/21	59	(3)
Zoetis Inc.	Put	140.00	01/15/21	59	(1)
Zscaler, Inc.	Call	210.00	01/15/21	87	(37)
					(17,336)

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Euro STOXX 50 Price Index	CSI	Put	Down-and-In	EUR	2,200.00	EUR	2,600.00	12/17/21	2,054	(168)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BNP	Call		1.34	01/27/21	EUR	24,890,000	—
EUR/USD Spot Rate	BNP	Put		1.10	01/27/21	EUR	16,593,000	—
USD/JPY Spot Rate	MSC	Call	JPY	108.00	01/21/21		26,252,000	(2)
USD/JPY Spot Rate	MSC	Put	JPY	100.00	01/21/21		26,252,000	(14)
								(16)
Interest Rate Swaptions
3M EURIBOR, 04/12/27	BCL	Call		2.10	04/08/22	EUR	26,880,000	(775)
3M EURIBOR, 04/21/27	BCL	Call		12.90	04/19/22	EUR	17,720,000	(406)
3M EURIBOR, 04/12/27	BCL	Put		2.10	04/08/22	EUR	26,880,000	(43)
3M EURIBOR, 04/21/27	BCL	Put		15.00	04/19/22	EUR	14,185,302	(38)
3M EURIBOR, 04/21/27	BCL	Put		12.90	04/19/22	EUR	17,720,000	(43)
3M LIBOR, 06/15/51	BNP	Call		50.00	06/11/21		5,194,033	(16)
3M LIBOR, 03/26/51	CIT	Call		87.00	03/24/21		6,882,400	(22)
3M LIBOR, 02/22/51	GSC	Call		107.00	02/18/21		25,612,198	(87)
3M LIBOR, 06/08/51	JPM	Call		50.00	06/04/21		15,928,369	(45)
3M LIBOR, 09/22/31	MSC	Call		55.00	09/20/21		8,536,758	(43)
3M LIBOR, 04/08/26	BOA	Put		87.00	04/06/21		47,964,124	(16)
3M LIBOR, 04/08/26	BOA	Put		85.00	04/06/21		116,484,301	(43)
3M LIBOR, 02/10/51	CIT	Put		123.75	02/08/21		13,586,302	(700)
3M LIBOR, 02/10/26	CIT	Put		38.50	02/08/21		49,816,441	(196)
3M LIBOR, 09/22/31	MSC	Put		140.00	09/20/21		17,073,515	(142)
								(2,615)
Options on Securities
Adidas AG	BCL	Call	EUR	340.00	03/19/21		10,406	(45)
Adidas AG	BCL	Put	EUR	260.00	03/19/21		10,406	(69)
Autodesk, Inc.	NSI	Call		275.00	02/19/21		9,505	(336)
DISCO Corporation	MSC	Call	JPY	36,564.18	02/12/21		1,049	(10)
DISCO Corporation	MSC	Call	JPY	38,226.19	03/12/21		1,049	(9)
FANUC Corporation	GSC	Call	JPY	28,774.09	02/12/21		1,916	(2)
FANUC Corporation	GSC	Call	JPY	30,082.01	03/12/21		1,916	(2)
Givaudan SA	UBS	Put	CHF	3,540.00	02/19/21		259	(13)
Givaudan SA	UBS	Put	CHF	3,680.00	03/19/21		259	(32)
Hoya Corporation	MSC	Call	JPY	15,276.93	02/12/21		13,409	(31)
Hoya Corporation	MSC	Call	JPY	15,971.34	03/12/21		13,409	(30)
iShares Russell 2000 Value ETF	GSC	Put		114.08	03/19/21		8,244	(20)
Keyence Corporation	UBS	Call	JPY	58,465.00	02/12/21		1,460	(28)
Keyence Corporation	UBS	Call	JPY	61,122.50	03/12/21		1,460	(21)
Kose Corporation	GSC	Call	JPY	17,660.53	02/12/21		3,010	(24)
Kose Corporation	GSC	Call	JPY	18,463.28	03/12/21		3,010	(21)
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	560.00	03/19/21		3,462	(25)
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	450.00	03/19/21		3,462	(28)
Recruit Holdings Co., Ltd.	BNP	Call	JPY	4,721.15	02/12/21		9,578	(2)
Recruit Holdings Co., Ltd.	BNP	Call	JPY	4,935.74	03/12/21		9,578	(2)
Ryohin Keikaku Co., Ltd.	GSC	Call	JPY	2,426.22	02/12/21		11,676	(3)
Ryohin Keikaku Co., Ltd.	GSC	Call	JPY	2,536.50	03/12/21		11,676	(3)
Safran	UBS	Call	EUR	140.00	03/19/21		12,521	(26)
Safran	UBS	Put	EUR	100.00	03/19/21		12,521	(33)
Shin-Etsu Chemical Co., Ltd.	MSC	Call	JPY	19,430.67	02/12/21		13,273	(50)
Shin-Etsu Chemical Co., Ltd.	MSC	Call	JPY	20,313.88	03/12/21		13,273	(55)
Sony Corporation	GSC	Call	JPY	10,807.24	02/12/21		5,336	(11)
Sony Corporation	GSC	Call	JPY	11,298.48	03/12/21		5,336	(11)
SPDR Gold Shares	JPM	Call		197.00	04/16/21		39,590	(94)
SPDR Gold Shares	MSC	Call		194.00	02/19/21		11,566	(12)
SPDR Gold Shares	MSC	Call		196.00	02/19/21		11,672	(10)
SPDR Gold Shares	SGB	Call		190.00	01/15/21		14,016	(3)
SPDR Gold Shares	SGB	Call		192.00	01/15/21		28,854	(4)
SPDR Gold Shares	SGB	Call		195.00	03/19/21		42,103	(78)
SPDR Gold Shares	JPM	Put		159.00	04/16/21		24,529	(33)
SPDR Gold Shares	MSC	Put		162.00	02/19/21		11,672	(8)
SPDR Gold Shares	SGB	Put		166.00	01/15/21		22,108	(5)
SPDR Gold Shares	SGB	Put		160.00	03/19/21		21,051	(21)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Starbucks Corporation	CIT	Call		122.50	03/19/21	20,797	(20)
Suzuki Motor Corporation	GSC	Call	JPY	6,201.82	02/12/21	23,626	(3)
Suzuki Motor Corporation	GSC	Call	JPY	6,483.72	03/12/21	23,626	(6)
Union Pacific Corporation	GSC	Call		210.00	02/19/21	17,490	(141)
Union Pacific Corporation	GSC	Put		175.00	02/19/21	17,490	(24)
Vanguard Small-Cap Value Index Fund	MSC	Put		122.11	03/19/21	7,598	(15)
WisdomTree Investments, Inc.	GSC	Put		43.00	02/19/21	32,804	(4)
							(1,423)

JNL/BlackRock Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	GSC	01/14/21	CAD	6,045	4,747	235
CAD/USD	DUB	03/19/21	CAD	22,855	17,949	(17)
CHF/USD	BCL	02/12/21	CHF	483	546	15
CHF/USD	JPM	02/12/21	CHF	7,360	8,320	226
EUR/AUD	BOA	01/29/21	AUD	(7,769)	(5,988)	(266)
EUR/USD	CSI	01/08/21	EUR	1,049	1,281	38
EUR/USD	JPM	01/08/21	EUR	10,599	12,942	551
EUR/USD	HSB	01/14/21	EUR	7,031	8,587	248
EUR/USD	BNP	01/15/21	EUR	304	371	11
EUR/USD	MSC	01/15/21	EUR	11,425	13,954	500
EUR/USD	BCL	02/11/21	EUR	10,007	12,230	336
EUR/USD	BOA	02/19/21	EUR	9,222	11,272	303
EUR/USD	BOA	02/25/21	EUR	1,286	1,572	13
EUR/USD	CIT	02/25/21	EUR	5,444	6,655	228
EUR/USD	MSC	02/26/21	EUR	14,922	18,243	580
EUR/USD	CIT	03/04/21	EUR	11,740	14,354	341
EUR/USD	MSC	03/04/21	EUR	7,601	9,293	153
EUR/USD	CIT	03/11/21	EUR	6,657	8,140	61
EUR/USD	JPM	03/18/21	EUR	11,682	14,288	74
EUR/USD	DUB	03/19/21	EUR	6,633	8,113	31
EUR/USD	JPM	03/25/21	EUR	9,651	11,805	44
GBP/EUR	MSC	03/18/21	EUR	(7,635)	(9,338)	123
GBP/USD	JPM	01/08/21	GBP	9,312	12,728	664
GBP/USD	JPM	01/14/21	GBP	15,008	20,515	1,191
GBP/USD	BCL	01/22/21	GBP	20,747	28,361	1,497
GBP/USD	CIT	01/22/21	GBP	1,924	2,630	122
GBP/USD	BCL	02/04/21	GBP	7,909	10,813	491
GBP/USD	MSC	02/04/21	GBP	2,734	3,738	170
GBP/USD	HSB	03/18/21	GBP	5,783	7,908	134
GBP/USD	HSB	03/25/21	GBP	6,602	9,028	103
GBP/USD	DUB	04/01/21	GBP	2,675	3,658	32
GBP/USD	MSC	04/01/21	GBP	24	33	—
JPY/EUR	BNP	01/08/21	EUR	(811)	(990)	(17)
JPY/EUR	JPM	01/08/21	EUR	(8,546)	(10,436)	(246)
JPY/EUR	BNP	01/29/21	EUR	(14,659)	(17,910)	(488)
JPY/EUR	BOA	01/29/21	EUR	(867)	(1,059)	(29)
JPY/EUR	BOA	03/19/21	EUR	(5,358)	(6,553)	(2)
JPY/USD	BCL	01/08/21	JPY	1,686,188	16,328	347
JPY/USD	BNP	01/08/21	JPY	145,758	1,411	20
JPY/USD	BNP	01/14/21	JPY	204,919	1,984	28
JPY/USD	MSC	01/14/21	JPY	2,331,600	22,579	480
JPY/USD	BCL	01/28/21	JPY	1,324,174	12,826	125
JPY/USD	BCL	01/29/21	JPY	1,163,549	11,270	110
JPY/USD	BNP	01/29/21	JPY	160,608	1,556	15
JPY/USD	MSC	02/04/21	JPY	1,401,210	13,573	152
JPY/USD	BNP	02/05/21	JPY	183,173	1,774	20
JPY/USD	JPM	02/05/21	JPY	1,216,085	11,780	130
JPY/USD	GSC	02/12/21	JPY	1,724,942	16,710	188
JPY/USD	BCL	02/18/21	JPY	223,333	2,164	24
JPY/USD	GSC	02/18/21	JPY	1,498,948	14,521	161
JPY/USD	JPM	02/19/21	JPY	1,533,121	14,853	280
JPY/USD	MSC	02/25/21	JPY	1,530,862	14,832	280
JPY/USD	BOA	03/04/21	JPY	953,088	9,234	96
JPY/USD	BOA	03/11/21	JPY	2,105,057	20,398	155
JPY/USD	CIT	04/01/21	JPY	1,768,709	17,144	93
JPY/USD	CIT	04/02/21	JPY	1,808,237	17,527	95
KRW/USD	HSB	02/26/21	KRW	12,321,457	11,346	312
MXN/USD	CIT	01/28/21	MXN	181,409	9,094	719
MXN/USD	GSC	02/04/21	MXN	125,898	6,306	429
MXN/USD	HSB	02/04/21	MXN	5,872	294	20
USD/AUD	BNP	01/15/21	AUD	(671)	(517)	(39)
USD/AUD	BOA	01/15/21	AUD	(6,981)	(5,380)	(415)
USD/AUD	BNP	01/22/21	AUD	(18,749)	(14,449)	(1,216)
USD/AUD	MSC	01/22/21	AUD	(1,726)	(1,330)	(100)
USD/CNY	BNP	01/15/21	CNY	(105,014)	(16,047)	(583)
USD/CNY	HSB	01/15/21	CNY	(8,585)	(1,312)	(38)
USD/CNY	BNP	02/04/21	CNY	(76,465)	(11,668)	(298)
USD/CNY	HSB	02/04/21	CNY	(4,584)	(700)	(18)
USD/CNY	CIT	02/05/21	CNY	(45,585)	(6,955)	(177)
USD/CNY	HSB	02/05/21	CNY	(2,698)	(412)	(10)
USD/CNY	MSC	03/04/21	CNY	(66,042)	(10,055)	(14)
USD/CNY	BCL	03/11/21	CNY	(111,495)	(16,967)	16
USD/CNY	HSB	04/01/21	CNY	(109,218)	(16,600)	8
USD/EUR	BCL	01/15/21	EUR	(1,775)	(2,168)	(65)
USD/EUR	JPM	01/15/21	EUR	(3,893)	(4,754)	(141)
USD/EUR	JPM	02/26/21	EUR	(14,922)	(18,242)	(559)
USD/EUR	CIT	03/04/21	EUR	(11,740)	(14,354)	(239)
USD/HKD	BNP	02/04/21	HKD	(129,505)	(16,705)	—
USD/HKD	MSC	02/04/21	HKD	(7,519)	(970)	—
USD/HKD	HSB	02/11/21	HKD	(130,510)	(16,835)	(10)
USD/HKD	UBS	02/11/21	HKD	(6,088)	(785)	—
USD/INR	BCL	01/08/21	INR	(496,740)	(6,796)	(117)
USD/INR	CIT	03/12/21	INR	(817,616)	(11,111)	(130)
USD/JPY	MSC	01/14/21	JPY	(78,144)	(757)	(15)
USD/MXN	UBS	02/11/21	MXN	(216)	(11)	—
USD/ZAR	BOA	02/26/21	ZAR	(174,073)	(11,769)	(762)
					273,655	6,807

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Bombardier Inc. (Q)	BCL	N/A	5.00	06/20/23	1,422	92	206	(114)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Bombardier Inc. (Q)	BCL	4.78	5.00	12/20/21	(2,130)	8	(107)	115

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AENA, S.M.E., S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(338)	(57)	(2)
Afterpay Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(320)	(27)	(2)
Airbus SE (E)	BOA	1W LIBOR -0.25% (M)	TBD	(419)	(45)	(1)
Alimentation Couche-Tard Inc. (E)	BOA	1M LIBOR -0.30% (M)	TBD	(1,231)	(42)	—
Aluminum Corporation of China Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(144,000)	(52)	1
Amadeus IT Holding, S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(2,041)	(155)	7
Amorepacific Corporation (E)	JPM	1M LIBOR -0.35% (M)	TBD	(155)	(5)	—
ArcelorMittal (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(1,218)	(25)	(3)
Atlantia S.p.A. (E)	BOA	1W LIBOR -0.25% (M)	TBD	(5,304)	(94)	(1)
BeiGene, Ltd. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(164)	(43)	—
Bilibili Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(536)	(41)	(5)
Bouygues (E)	BOA	1W LIBOR -0.25% (M)	TBD	(3,026)	(124)	(1)
Canadian National Railway Company (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(310)	(34)	—
Canadian Natural Resources Limited (E)	JPM	Federal Funds Effective Rate -0.33% (M)	TBD	(456)	(11)	—
Capitec Bank Holdings (E)	JPM	Federal Funds Effective Rate -0.52% (M)	TBD	(1,832)	(157)	(22)
Catcher Technology Co., Ltd. (E)	BOA	1M LIBOR -1.00% (M)	TBD	(3,000)	(21)	(1)
CD Projekt S.A. (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(228)	(24)	8
Celltrion Healthcare Co. Ltd. (E)	BOA	1W LIBOR -0.83% (M)	TBD	(1,162)	(178)	4
CGI Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(897)	(68)	(3)
China Conch Venture Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(56,500)	(267)	(7)
China Evergrande Group (E)	BOA	1W LIBOR -1.75% (M)	TBD	(18,000)	(34)	—
China Gas Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(8,000)	(30)	(2)
China Literature Limited (E)	BOA	1W LIBOR -1.00% (M)	TBD	(13,800)	(103)	(5)
China Molybdenum Co.,Ltd (E)	BOA	1W LIBOR -0.85% (M)	TBD	(132,000)	(70)	(16)
China Resources Gas Group Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(14,000)	(74)	—
China Resources Land Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(4,000)	(16)	(1)
China Southern Airlines Co., Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(214,000)	(136)	8
China Vanke Co., Ltd. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(6,300)	(21)	(1)
Chipotle Mexican Grill, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(9)	(13)	—
Chocoladefabriken Lindt & Sprüngli AG (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(27)	(243)	(20)
Compass Group PLC (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(6,620)	(128)	4
COSCO SHIPPING Holdings Co., Ltd. (E)	BOA	1W LIBOR -0.50% (M)	TBD	(75,500)	(75)	(16)
Credicorp Ltd. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(806)	(132)	—
CSX Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(784)	(71)	—
Dollar General Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(122)	(26)	—
Dollar Tree, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(389)	(43)	1
E.Sun Financial Holding Company, Ltd. (E)	BOA	1M LIBOR -0.40% (M)	TBD	(45,000)	(40)	(1)
Equinor ASA (E)	BOA	1W LIBOR -0.25% (M)	TBD	(4,767)	(77)	(4)
Fast Retailing Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(200)	(164)	(15)
Ferrovial, S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(2,061)	(58)	1
Franco-Nevada Corporation (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(281)	(38)	3
Fresenius Medical Care AG & Co. KGaA (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(1,417)	(117)	(1)
Galaxy Entertainment Group Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(3,000)	(22)	(1)
Geely Automobile Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(29,000)	(78)	(21)
Great Wall Motor Company Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(59,500)	(120)	(84)
Grifols, S.A. (E)	BOA	1W LIBOR -0.25% (M)	TBD	(1,533)	(45)	—
GSX Techedu Inc. (E)	BOA	1M LIBOR -1.08% (M)	TBD	(625)	(33)	1
Hapvida Participacoes E Investimentos Ltda (E)	JPM	1M LIBOR -0.50% (M)	TBD	(39,575)	(120)	3
Honeywell International Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(362)	(75)	(2)
Hormel Foods Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,171)	(103)	2
Hotai Motor Co., Ltd. (E)	BOA	1M LIBOR -1.00% (M)	TBD	(1,000)	(22)	(1)
Innovent Biologics, Inc. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(2,000)	(15)	(7)
Intercontinental Exchange, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(410)	(45)	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Investor Aktiebolag (E)	BOA	1W LIBOR -0.25% (M)	TBD	(274)	(19)	(1)
iQIYI, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(6,205)	(133)	25
Keurig Dr Pepper Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(2,036)	(63)	(2)
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude (E)	BOA	1W LIBOR -0.25% (M)	TBD	(446)	(72)	(1)
Leonardo S.p.A. (E)	BOA	1W LIBOR -0.30% (M)	TBD	1,345,330	9,416	296
LG Display Co., Ltd. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(6,349)	(94)	(15)
Link Real Estate Investment Trust (E)	JPM	1M LIBOR -0.30% (M)	TBD	(9,702)	(85)	(4)
London Stock Exchange Group PLC (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(1,303)	(152)	(8)
Longfor Group Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(34,500)	(196)	(8)
Magazine Luiza S.A. (E)	JPM	1M LIBOR -0.48% (M)	TBD	(29,651)	(146)	3
Mega Financial Holding Co., Ltd. (E)	JPM	1M LIBOR -0.50% (M)	TBD	(19,000)	(19)	(1)
National Australia Bank Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(8,094)	(141)	(1)
NIO, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(546)	(25)	(1)
Nippon Paint Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,100)	(126)	5
ORIX Corporation (E)	JPM	1M LIBOR -0.75% (M)	TBD	(4,500)	(68)	(1)
Ørsted A/S (E)	BOA	1W LIBOR -0.25% (M)	TBD	(490)	(94)	(6)
Polskie Górnictwo Naftowe I Gazownictwo Spólka Akcyjna (E)	BOA	1W LIBOR -0.75% (M)	TBD	(23,763)	(35)	(1)
PPL Corporation (E)	BOA	1M LIBOR -0.18% (M)	TBD	(2,721)	(72)	(6)
Public Storage (E)	BOA	1M LIBOR -0.18% (M)	TBD	(577)	(134)	—
Raia Drogasil S.A. (E)	JPM	1M LIBOR -0.50% (M)	TBD	(11,656)	(56)	—
Ramsay Health Care Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,236)	(59)	(1)
Rogers Communications Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(360)	(17)	—
Roper Technologies, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(360)	(151)	(4)
Ross Stores, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(203)	(23)	(2)
Samsung C&T Corporation (E)	JPM	1M LIBOR -0.67% (M)	TBD	(382)	(44)	(5)
Scentre Group Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(77,720)	(170)	3
Schindler Holding AG (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(64)	(17)	—
Shandong Weigao Group Medical Polymer Co.,Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(4,000)	(7)	(2)
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(24,000)	(123)	9
Shenzhou International Group Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(3,200)	(55)	(8)
Shoprite Holdings (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(3,970)	(34)	(3)
Simon Property Group, Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(2,950)	(247)	(8)
Sino Biopharmaceutical Limted (E)	BOA	1W LIBOR -0.30% (M)	TBD	(68,500)	(67)	1
SoftBank Group Corp (E)	JPM	1M LIBOR -0.25% (M)	TBD	(600)	(41)	(6)
Sysmex Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(200)	(22)	(2)
Taiwan Mobile Co., Ltd. (E)	JPM	1M LIBOR -0.50% (M)	TBD	(4,000)	(14)	—
Telia Company AB (E)	BOA	1W LIBOR -0.25% (M)	TBD	(12,599)	(51)	(1)
The Boeing Company (E)	BOA	1M LIBOR -0.18% (M)	TBD	(815)	(178)	4
Transurban Holdings Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(5,012)	(52)	(1)
TravelSky Technology Limted (E)	BOA	1W LIBOR -0.30% (M)	TBD	(14,000)	(32)	(2)
Tsingtao Brewery Co.,Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(4,000)	(41)	(1)
Vestas Wind Systems A/S (E)	BOA	1W LIBOR -0.25% (M)	TBD	(117)	(27)	(1)
VINCI (E)	BOA	1W LIBOR -0.25% (M)	TBD	(893)	(88)	(1)
Vodacom Group Limited (E)	JPM	Federal Funds Effective Rate -0.58% (M)	TBD	(8,976)	(73)	(3)
Welltower Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,328)	(86)	—
Xcel Energy Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(956)	(63)	(1)
Xiaomi Corporation (E)	BOA	1W LIBOR -0.30% (M)	TBD	(25,000)	(96)	(11)
XPeng Inc (E)	JPM	Federal Funds Effective Rate -0.83% (M)	TBD	(1,883)	(88)	8
ZhongAn Online P&C Insurance Co., Ltd. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(2,400)	(11)	—
Zhongsheng Group Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(3,000)	(21)	(1)
Zijin Mining Group Co., Ltd. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(42,000)	(44)	(4)
						24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Goldman Sachs Expensive Software Index (Q)	3M LIBOR +0.10% (Q)	GSC	01/22/21	927	—	114
Goldman Sachs Expensive Software Index (E)	3M LIBOR +0.10% (Q)	GSC	01/24/21	7,740	—	929
					—	1,043

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
S&P 500 Annual Dividend Index Future, Dec. 2021	BNP	12/17/21		1,032	—	165

Total return swap agreements - paying return
FUTURES
STOXX Banks Index Future, Mar. 2021	MSC	03/19/21	EUR	(1,836)	—	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 99.3%
United States of America 40.5%
Albemarle Corporation	28	4,203
Bunge Limited	328	21,512
CF Industries Holdings Inc.	897	34,718
Chevron Corporation	412	34,754
ConocoPhillips	335	13,391
Darling Ingredients Inc. (a)	140	8,052
Deere & Company	34	9,132
FMC Corporation	200	22,981
Freeport-McMoRan Inc. (a)	675	17,562
Hess Corporation	90	4,762
International Paper Company	240	11,922
Newmont Corporation	299	17,920
Packaging Corporation of America	132	18,218
Pioneer Natural Resources Co.	78	8,847
Tractor Supply Co.	61	8,543
Trimble Inc. (a)	223	14,914
Valero Energy Corporation	181	10,246
Westrock Company, Inc.	368	16,010
		277,687
Canada 11.7%
Equinox Gold Corp. (a)	30	308
First Quantum Minerals Ltd	440	7,903
Kinross Gold Corporation	1,435	10,521
Lundin Mining Corp.	1,243	11,026
Neo Lithium Corp. (a) (b)	4,311	6,737
Nutrien Ltd.	170	8,178
Pure Gold Mining Inc. (a)	427	866
Stelco Holdings Inc. (a)	629	11,231
Suncor Energy Inc.	819	13,729
Wheaton Precious Metals Corp.	229	9,548
		80,047
United Kingdom 8.5%
Anglo American PLC	861	28,667
BP P.L.C.	6,847	23,735
Rio Tinto PLC	75	5,606
		58,008
Australia 8.2%
BHP Group PLC	1,645	43,329
Fortescue Metals Group Ltd.	495	8,980
Newcrest Mining Ltd.	201	3,976
		56,285
Brazil 7.3%
Petroleo Brasileiro S/A Petrobras. - ADR	1,041	11,692
Vale S.A. - ADR	2,299	38,540
		50,232
Netherlands 5.6%
Koninklijke DSM N.V.	82	14,210
Royal Dutch Shell PLC - Class B	1,431	24,489
		38,699
France 5.4%
Total SA	850	36,665
Russian Federation 4.0%
Public Joint Stock Society "Polyus" - GDR (c)	72	7,306
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	288	9,042
Public Joint Stock Society Oil Company "Lukoil" - ADR	164	11,278
		27,626
Norway 2.5%
Aker ASA	239	6,154
Equinor ASA	670	11,263
		17,417
Ireland 1.5%
Kerry Group Plc	69	10,042
Germany 1.4%
Symrise AG	71	9,485
China 1.1%
CNOOC Limited	8,128	7,509
Portugal 1.0%
Galp Energia, SGPS, S.A.	634	6,791
Ghana 0.6%
Kosmos Energy Ltd. (a)	1,761	4,138
Total Common Stocks (cost $593,012)		680,631
WARRANTS 0.1%
Canada 0.1%
BonTerra Resources Inc. (a) (d)	32	1
Marathon Gold Corp. (a) (d)	170	186
Pure Gold Mining Inc. (a) (d)	283	397
Total Warrants (cost $73)		584
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund, 0.02% (e) (f)	3,463	3,463
Total Short Term Investments (cost $3,463)		3,463
Total Investments 99.9% (cost $596,548)		684,678
Other Assets and Liabilities, Net 0.1%		529
Total Net Assets 100.0%		685,207

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	09/20/17	3,668	7,306	1.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.6%
Information Technology 44.7%
Adobe Inc. (a)	273	136,635
Analog Devices, Inc.	669	98,808
Apple Inc. (a)	1,426	189,157
ASML Holding - ADR	297	144,872
Autodesk, Inc. (a)	274	83,540
Coupa Software Incorporated (a)	94	31,974
Fidelity National Information Services, Inc.	393	55,569
Intuit Inc.	327	124,163
Keysight Technologies, Inc. (a)	410	54,206
Marvell Technology Group Ltd	1,665	79,132
MasterCard Incorporated - Class A	573	204,603
Microsoft Corporation	1,827	406,447
NVIDIA Corporation	103	53,708
Palantir Technologies Inc. (b) (c)	997	22,304
Paypal Holdings, Inc. (a)	375	87,718
RingCentral, Inc. - Class A (a)	210	79,563
ServiceNow, Inc. (a)	304	167,589
Snowflake Inc. - Class A (a) (d)	23	6,582
Visa Inc. - Class A	1,084	237,078
Wix.Com Ltd. (a)	206	51,466
		2,315,114
Consumer Discretionary 19.7%
Alibaba Group Holding Limited - ADR (a)	324	75,479
Amazon.com, Inc. (a)	151	491,862
Domino's Pizza, Inc.	47	18,212
Ferrari N.V.	78	17,853
Lowe`s Companies, Inc.	411	65,968
LVMH Moet Hennessy Louis Vuitton SE	67	41,645
MercadoLibre S.R.L (a)	86	144,620
NIKE, Inc. - Class B	739	104,538
TJX Cos. Inc.	897	61,245
		1,021,422
Communication Services 12.5%
Alphabet Inc. - Class A (a)	109	190,254
Facebook, Inc. - Class A (a)	608	166,059
Netflix, Inc. (a)	304	164,127
Snap Inc. - Class A (a)	2,554	127,886
		648,326
Health Care 9.5%
AstraZeneca PLC - ADR	903	45,149
Boston Scientific Corporation (a)	2,269	81,581
Humana Inc.	180	73,814
Intuitive Surgical, Inc. (a)	71	57,989
Lonza Group AG	58	37,418
UnitedHealth Group Incorporated	325	113,939
Zoetis Inc. - Class A	485	80,313
		490,203
Industrials 4.7%
CoStar Group, Inc. (a)	131	120,776
Roper Technologies, Inc.	156	67,432
TransUnion	542	53,791
		241,999
Financials 3.8%
S&P Global Inc.	427	140,337
Shopify Inc. - Class A (a)	49	55,575
		195,912
Materials 3.0%
Ball Corporation	424	39,465
International Flavors & Fragrances Inc.	190	20,702
Linde Public Limited Company	84	22,067
Sherwin-Williams Co.	101	74,155
		156,389
Real Estate 1.7%
ProLogis Inc.	126	12,604
SBA Communications Corporation	269	75,823
		88,427
Total Common Stocks (cost $2,830,235)		5,157,792
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.02% (e) (f)	32,810	32,810
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.07% (e) (f)	718	718
Total Short Term Investments (cost $33,528)		33,528
Total Investments 100.3% (cost $2,863,763)		5,191,320
Other Assets and Liabilities, Net (0.3)%		(14,563)
Total Net Assets 100.0%		5,176,757

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of December 31, 2020.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc.	02/07/14	6,111	22,304	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 96.6%
Materials 16.7%
CF Industries Holdings Inc. (a)	8	303
Corteva, Inc.	7	275
DS Smith PLC	46	235
DuPont de Nemours, Inc.	11	771
Eagle Materials Inc. (b)	2	214
FMC Corporation	6	699
Glencore PLC (b)	139	442
Graphic Packaging Holding Company (a)	13	214
HeidelbergCement AG	6	449
Imerys	5	245
Kinross Gold Corporation	55	404
Lundin Mining Corp.	31	276
Mitsubishi Gas Chemical Co. Inc.	16	358
POSCO	2	400
Rio Tinto PLC	3	251
Synthomer PLC	34	210
ThyssenKrupp AG (b)	31	305
Tronox Holdings PLC	13	189
West Fraser Timber Co. Ltd.	5	292
Westrock Company, Inc. (a)	9	398
		6,930
Consumer Discretionary 16.3%
Accor SA (b)	7	256
Alibaba Group Holding Limited (b) (c)	10	315
AutoZone, Inc. (b)	—	529
Continental AG	4	599
Dick's Sporting Goods Inc. (a)	7	396
eBay Inc.	5	240
Honda Motor Co. Ltd.	21	578
Kingfisher Plc (b)	73	271
Lennar Corporation - Class A (a)	3	202
Persimmon Public Limited Company	6	237
Peugeot SA (b)	24	670
Sony Corp.	14	1,368
Topsports International Holdings Limited	178	267
TS Tech Co.,Ltd.	6	192
Vasta Platform Limited - Class A (b) (d)	8	121
WH Smith PLC (b)	16	324
Wynn Macau, Limited (b)	129	217
		6,782
Industrials 15.4%
Air Canada (b)	9	157
Aktiebolaget Volvo - Class B (b)	43	1,013
Allison Systems, Inc.	6	239
Andritz AG	7	330
Cie de Saint-Gobain (b)	13	588
Deutsche Post AG - Class N	13	643
Eiffage (b)	4	431
Fuji Corporation	10	253
Fuji Electric Holdings Co. Ltd.	6	209
Komatsu Ltd.	19	522
Kyudenko Corp.	5	178
Melrose Holdings Limited (b)	203	498
Owens Corning Inc. (a)	5	368
Rheinmetall Aktiengesellschaft	3	312
Siemens AG - Class N	1	150
Taiyo Yuden Co. Ltd.	10	488
		6,379
Information Technology 15.0%
ams AG (b) (d)	7	153
Applied Materials, Inc. (a)	6	504
Capgemini SA	3	548
Concentrix Solutions Corporation (b)	3	326
Crayon Group Holding ASA (b)	16	232
Hitachi Ltd.	18	706
Micron Technology, Inc. (a) (b)	5	394
Microsoft Corporation (a)	2	400
NXP Semiconductors N.V. (a)	1	210
Oracle Corporation (a) (e)	6	385
Rackspace Technology, Inc. (b)	14	258
Samsung Electronics Co. Ltd.	9	643
Science Applications International Corp. (a)	4	376
Simplo Technology Co. Ltd.	23	287
SK Hynix Inc.	3	354
STMicroelectronics NV	6	210
VMware, Inc. - Class A (a) (b)	2	225
		6,211
Financials 13.8%
American International Group, Inc. (a)	6	212
Bank of America Corporation (a)	8	245
BNP Paribas SA (b)	13	701
Citigroup Inc. (a)	14	879
Everest Re Group, Ltd. (a)	3	757
Hana Financial Group Inc.	9	281
JPMorgan Chase & Co. (a)	3	402
KB Financial Group Inc.	8	309
KeyCorp (a) (e)	26	421
OTP Bank Plc	5	238
Sumitomo Mitsui Financial Group Inc.	8	238
The Allstate Corporation (a) (e)	1	91
The Goldman Sachs Group, Inc. (a)	1	314
UBS Group AG	23	331
Virtu Financial Inc. - Class A (a) (e)	13	319
		5,738
Health Care 6.7%
Anthem, Inc. (a)	1	314
Bausch Health Companies Inc. (a) (b)	9	186
Change Healthcare Inc. (b)	3	61
Cigna Holding Company (a)	2	340
CVS Health Corporation (a)	6	395
McKesson Corporation (a)	2	404
Novartis AG - Class N	4	346
Pfizer Inc. (a)	8	284
Sanofi SA	5	440
Viatris, Inc. (b)	2	29
		2,799
Energy 5.0%
Diamondback Energy, Inc. (a)	12	577
Marathon Petroleum Corporation (a)	9	391
Parsley Energy Inc. - Class A	30	422
Petroleo Brasileiro S/A Petrobras. - ADR (a)	39	440
Viper Energy Partners LP	21	250
		2,080
Consumer Staples 3.2%
JBS S/A	69	313
Tesco PLC	221	700
WH Group Limited	391	329
		1,342
Communication Services 2.9%
Alphabet Inc. - Class C (a) (b)	—	454
Deutsche Telekom AG - Class N	25	451
KT Corp - ADR (a)	27	297
		1,202
Utilities 1.6%
Enel SpA	21	216
Vistra Energy Corp. (a)	23	447
		663
Total Common Stocks (cost $32,050)		40,126
PREFERRED STOCKS 0.5%
Consumer Discretionary 0.5%
Schaeffler AG	25	213
Total Preferred Stocks (cost $198)		213
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund, 0.02% (f) (g)	389	389
Total Short Term Investments (cost $389)		389
Total Investments 98.0% (cost $32,637)		40,728
Total Securities Sold Short (25.0)% (proceeds $8,457)		(10,372)
Other Derivative Instruments (0.3)%		(108)
Other Assets and Liabilities, Net 27.3%		11,294
Total Net Assets 100.0%		41,542

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of December 31, 2020.

(e) All or a portion of the security is subject to a written call option.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (25.0%)
COMMON STOCKS (25.0%)
Information Technology (4.6%)
Alteryx, Inc. - Class A	(1)	(103)
AppFolio, Inc. - Class A	(1)	(117)
Appian Corporation - Class A	(2)	(253)
Blackline, Inc.	(1)	(166)
Cognex Corp.	(1)	(90)
Cree, Inc.	(3)	(291)
Hirose Electric Co. Ltd.	(1)	(121)
Novantas Inc.	(1)	(120)
Q2 Holdings, Inc.	(1)	(156)
Renishaw P L C	(1)	(105)
Seiko Epson Corp.	(12)	(181)
Technology One Limited	(16)	(101)
Wisetech Global Limited	(5)	(119)
		(1,923)
Industrials (3.8%)
Dun & Bradstreet Holdings, Inc.	(6)	(159)
Keio Corp.	(3)	(217)
Lennox International Inc.	(1)	(157)
Middleby Corp.	(1)	(179)
Nidec Corp.	(1)	(88)
Nikola Subsidiary Corporation	(7)	(102)
Odakyu Electric Railway Co. Ltd.	(7)	(207)
Proto Labs Inc.	(1)	(102)
Rational AG	—	(207)
Stadler Rail AG	(3)	(146)
		(1,564)
Consumer Staples (3.8%)
Beiersdorf AG	(2)	(213)
Beyond Meat, Inc.	(2)	(203)
Cal-Maine Foods Inc.	(4)	(131)
Casey's General Stores Inc.	(1)	(180)
Essity Aktiebolag (publ)	(6)	(200)
Hormel Foods Corp.	(4)	(200)
ITO EN, LTD.	(2)	(133)
Kao Corp.	(2)	(116)
Remy Cointreau SA	(1)	(187)
		(1,563)
Consumer Discretionary (3.7%)
Carvana Co. - Class A	(1)	(152)
Chipotle Mexican Grill Inc.	—	(103)
Choice Hotels International Inc.	(1)	(108)
Dentsu Inc.	(5)	(155)
Floor & Decor Holdings Inc. - Class A	(2)	(183)
GSX Techedu Inc. - Class A-ADR	(3)	(144)
LGI Homes, Inc.	(1)	(91)
Pinduoduo Inc. - ADR	(1)	(142)
Rakuten Inc.	(9)	(90)
Sanrio Co., Ltd.	(8)	(104)
Stitch Fix, Inc. - Class A	(2)	(96)
Tesla Inc.	—	(185)
		(1,553)
Financials (2.8%)
Afterpay Limited	(1)	(111)
Cincinnati Financial Corporation	(3)	(298)
Commonwealth Bank of Australia	(2)	(145)
CVB Financial Corp.	(5)	(106)
Deutsche Bank Aktiengesellschaft - Class N	(12)	(133)
RLI Corp.	(2)	(216)
Westamerica Bancorp	(3)	(139)
		(1,148)
Materials (2.7%)
Agnico Eagle Mines Limited	(2)	(151)
Amcor Plc	(9)	(107)
Compass Minerals International, Inc.	(3)	(165)
Ecolab Inc.	(1)	(191)
International Flavors & Fragrances Inc.	(2)	(183)
Mitsubishi Chemical Holdings Corporation	(20)	(122)
Nippon Paint Co. Ltd.	(1)	(110)
Quaker Chemical Corp.	—	(105)
		(1,134)
Health Care (2.3%)
American Well Corporation - Class A	(3)	(81)
Glaukos Corp.	(2)	(164)
GoodRx Holdings, Inc. - Class A	(2)	(79)
GW Pharmaceuticals plc - ADR	(1)	(116)
MANI, Inc.	(4)	(101)
MicroPort Scientific Corporation	(18)	(98)
Moderna, Inc.	(1)	(145)
Penumbra, Inc.	(1)	(103)
PeptiDream Inc.	(2)	(81)
		(968)
Communication Services (1.3%)
Netflix, Inc.	—	(220)
Twitter, Inc.	(3)	(183)
Zillow Group, Inc. - Class A	(1)	(116)
		(519)
Total Common Stocks (proceeds $8,457)		(10,372)
Total Securities Sold Short (25.0%) (proceeds $8,457)		(10,372)

Summary of Investments by Country^	Total Long Term Investments
United States of America	38.0%
Japan	12.6
France	9.6
Germany	7.7
United Kingdom	6.8
South Korea	5.7
Switzerland	3.3
Canada	2.8
Sweden	2.5
Brazil	2.2
Bermuda	1.9
China	1.5
Austria	1.2
Hong Kong	0.8
Taiwan	0.7
Hungary	0.6
Norway	0.6
Macau	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Summary of Investments by Country^	Total Long Term Investments
Italy	0.5
Netherlands	0.5
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Boston Partners Global Long Short Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	07/06/20	317	315	0.8

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
KeyCorp	Call	15.00	06/18/21	246	(59)
Oracle Corporation	Call	60.00	06/18/21	31	(22)
The Allstate Corporation	Call	105.00	01/15/21	3	(2)
Virtu Financial, Inc.	Call	25.00	03/19/21	121	(21)
					(104)

JNL/Boston Partners Global Long Short Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BBH	01/05/21	JPY	4,066	39	—

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Acer Inc. (E)	GSC	Federal Funds Effective Rate -6.50% (M)	TBD	(122,000)		(104)	1
Advancetech Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.88% (M)	TBD	(11,000)		(123)	(14)
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(57,900)		(127)	6
Antofagasta PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(7,438)	GBP	(106)	(2)
Canon Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(4,300)	JPY	(8,817)	1
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(192)		(62)	(1)
Domino's Pizza Group PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(41,845)	GBP	(138)	7
Entain PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	24,508	GBP	267	15
First Financial Bankshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(6,447)		(232)	(2)
Formosa Petrochemical Corporation (E)	MBL	Federal Funds Effective Rate -0.50% (M)	TBD	(37,000)		(122)	(9)
Japan Tobacco Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(9,000)	JPY	(19,800)	2
Johnson Matthey PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(3,332)	GBP	(84)	4
Pearson Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(24,452)	GBP	(161)	(7)
Rolls-Royce Holdings plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(171,622)	GBP	(198)	10
Schroders PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(2,745)	GBP	(89)	(3)
TD International Equity Index ETF (E)	MSC	Federal Funds Effective Rate -2.63% (M)	TBD	(8,000)		(96)	(13)
Top Glove Corporation Bhd (E)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(69,200)		(109)	1
							(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.2%
France 14.8%
AXA SA	1,321	31,836
BNP Paribas SA (a)	492	26,014
Carrefour SA	870	14,937
Danone	338	22,256
Pernod-Ricard SA	66	12,602
Sanofi SA	325	31,430
Total SA	547	23,587
Valeo	258	10,220
VINCI	182	18,166
		191,048
Germany 12.9%
BASF SE - Class N	555	43,780
Bayer AG - Class N	248	14,641
Deutsche Post AG - Class N	65	3,257
Infineon Technologies AG - Class N	728	28,132
RWE AG	468	19,861
SAP SE	159	21,095
Siemens AG - Class N	248	36,291
		167,057
United Kingdom 11.1%
Barclays PLC (a)	12,885	25,913
BP P.L.C.	4,204	14,573
British American Tobacco P.L.C.	723	26,862
Compass Group PLC (a)	704	13,106
International Consolidated Airlines Group, S.A.	4,076	8,974
Rolls-Royce Holdings plc (a)	35,598	53,925
		143,353
Switzerland 10.0%
ABB Ltd. - Class N	1,112	31,522
Compagnie Financiere Richemont SA	318	28,738
Credit Suisse Group AG - Class N	31	408
Novartis AG - Class N	424	40,081
Zurich Insurance Group AG - Class N	66	27,805
		128,554
Japan 9.8%
Fanuc Ltd.	116	28,594
Murata Manufacturing Co. Ltd.	361	32,586
Sompo Holdings, Inc.	229	9,264
Sumitomo Mitsui Financial Group Inc.	636	19,608
Takeda Pharmaceutical Co. Ltd.	998	36,347
		126,399
Spain 7.6%
AENA, S.M.E., S.A. (a)	118	20,593
Amadeus IT Group SA	348	25,434
Banco Bilbao Vizcaya Argentaria, S.A.	5,818	28,827
CaixaBank, S.A.	9,163	23,647
		98,501
Netherlands 7.2%
Airbus SE (a)	240	26,379
Akzo Nobel N.V.	277	29,811
ING Groep N.V.	3,864	36,267
		92,457
South Korea 6.2%
Samsung Electronics Co. Ltd.	685	51,338
SK Hynix Inc.	263	28,849
		80,187
Italy 4.9%
Enel SpA	2,313	23,446
UniCredit S.p.A. (a)	4,284	40,118
		63,564
China 2.1%
Baidu, Inc. - Class A - ADR (a)	92	19,839
Beijing Capital International Airport Co. Ltd. - Class H	9,438	7,903
		27,742
Ireland 1.8%
Ryanair Holdings Plc - ADR (a)	209	23,019
Sweden 1.2%
Aktiebolaget Volvo - Class B (a)	636	15,000
Hong Kong 1.0%
Sands China Ltd.	3,074	13,579
Luxembourg 0.8%
ArcelorMittal (a)	448	10,320
Mexico 0.7%
Grupo Financiero Banorte SAB de CV (a)	1,531	8,460
Finland 0.1%
Wartsila Oyj	166	1,663
Total Common Stocks (cost $975,831)		1,190,903
PREFERRED STOCKS 6.7%
Germany 4.4%
Volkswagen AG (b)	301	56,067
Switzerland 2.3%
Roche Holding AG	85	29,688
Total Preferred Stocks (cost $74,427)		85,755
WARRANTS 0.0%
Switzerland 0.0%
Compagnie Financiere Richemont SA (a)	635	165
Total Warrants (cost $0)		165
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund, 0.02% (c) (d)	10,465	10,465
Total Short Term Investments (cost $10,465)		10,465
Total Investments 99.7% (cost $1,060,723)		1,287,288
Other Assets and Liabilities, Net 0.3%		3,790
Total Net Assets 100.0%		1,291,078

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 97.7%
Information Technology 39.6%
Adobe Inc. (a)	94	46,873
Akamai Technologies, Inc. (a)	205	21,565
Apple Inc. (a)	568	75,368
ASML Holding - ADR	31	15,051
Atlassian Corporation PLC - Class A (a)	37	8,679
Fidelity National Information Services, Inc.	166	23,484
Microsoft Corporation	313	69,675
Nutanix, Inc. - Class A (a)	327	10,407
NVIDIA Corporation	71	37,114
NXP Semiconductors N.V.	107	17,089
Palo Alto Networks, Inc. (a)	89	31,464
Qualcomm Incorporated	270	41,060
Salesforce.Com, Inc. (a)	169	37,501
Splunk Inc. (a)	158	26,883
Texas Instruments Incorporated	116	19,050
Visa Inc. - Class A	314	68,637
VMware, Inc. - Class A (a)	129	18,105
Workday, Inc. - Class A (a)	32	7,718
		575,723
Consumer Discretionary 16.7%
Advance Auto Parts, Inc.	124	19,474
Alibaba Group Holding Limited - ADR (a)	84	19,608
Amazon.com, Inc. (a)	40	131,362
Aptiv PLC (a)	171	22,294
The Home Depot, Inc.	95	25,235
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	88	25,356
		243,329
Health Care 14.4%
Alcon AG (a)	269	17,716
Alexion Pharmaceuticals, Inc. (a)	154	24,118
Amgen Inc.	133	30,625
BioMarin Pharmaceutical Inc. (a)	149	13,101
Thermo Fisher Scientific Inc.	86	40,153
UnitedHealth Group Incorporated	138	48,278
Zoetis Inc. - Class A	218	36,120
		210,111
Communication Services 10.6%
Booking Holdings Inc. (a)	9	19,669
Comcast Corporation - Class A	480	25,170
Facebook, Inc. - Class A (a)	298	81,296
Walt Disney Co.	157	28,530
		154,665
Industrials 9.3%
IHS Markit Ltd.	274	24,607
Raytheon BBN Technologies Corp.	284	20,322
Uber Technologies, Inc. (a)	569	29,017
United Parcel Service Inc. - Class B	208	35,037
W. W. Grainger, Inc.	63	25,785
		134,768
Consumer Staples 4.1%
Anheuser-Busch InBev - ADR (b)	202	14,096
Costco Wholesale Corporation	62	23,449
Monster Beverage 1990 Corporation (a)	243	22,485
		60,030
Real Estate 1.6%
Equinix, Inc.	33	23,292
Materials 1.4%
Ecolab Inc.	93	20,053
Total Common Stocks (cost $931,308)		1,421,971
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.4%
JNL Government Money Market Fund, 0.02% (c) (d)	34,215	34,215
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	5,790	5,790
Total Short Term Investments (cost $40,005)		40,005
Total Investments 100.5% (cost $971,313)		1,461,976
Other Assets and Liabilities, Net (0.5)%		(6,849)
Total Net Assets 100.0%		1,455,127

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.8%
Japan 22.8%
Adastria Co. Ltd.	1	20
Adeka Corporation	2	26
Advantest Corporation	1	68
AEON Co. Ltd.	2	59
Aeon Delight Co.,Ltd.	1	21
AEON Financial Service Co. Ltd.	3	37
AEON Mall Co. Ltd.	1	23
Aichi Steel Corporation	1	13
Aida Engineering,Ltd.	2	22
AIFUL Corporation (a)	5	13
Ain Holdings Inc	—	25
Air Water Inc.	2	30
Aisin Seiki Co. Ltd.	2	48
Ajinomoto Co. Inc.	2	39
Alfresa Holdings Corp.	1	16
All Nippon Airways Co. Ltd. (a)	1	15
ALPS Alpine Co. Ltd.	4	50
Amada Co. Ltd.	5	52
AMANO Corporation	1	19
Anritsu Corporation	1	29
AOKI Holdings Inc.	3	13
Aoyama Trading Co., Ltd. (a)	2	9
Aozora Bank, Ltd. (b)	1	20
Arata Corporation	1	33
ArcLand Sakamoto Co., Ltd.	—	7
ARCS Company, Ltd	1	18
Arisawa Manufacturing Co., Ltd.	2	15
ARUHI Corporation.	—	7
Asahi Breweries Ltd.	2	99
Asahi Glass Co. Ltd. (b)	2	63
Asahi Holdings, Inc.	1	39
Asahi Intecc Co., Ltd.	1	29
Asahi Kasei Corp.	11	112
ASKUL Corporation	—	11
Astellas Pharma Inc.	11	168
Autobacs Seven Co., Ltd.	1	10
Avex Inc.	1	13
Axial Retailing Inc.	—	15
Bandai Namco Holdings Inc.	1	43
Bando Chemical Industries, Ltd.	1	7
Bank of Kyoto Ltd.	1	31
Bank of The Ryukyus, Limited	1	9
BayCurrent Consulting , Inc.	—	35
Belc CO., LTD.	—	18
Bellsystem24 Holdings, Inc.	2	25
Benefit One Inc.	1	30
Benesse Holdings Inc.	1	18
Bic Camera Inc.	2	24
BML Inc.	1	19
BrainPad Inc. (a)	—	18
Bridgestone Corp. (b)	3	105
Broadleaf Co.,Ltd.	4	24
Brother Industries Ltd.	3	54
Bunka Shutter Co. Ltd.	2	16
C. Uyemura & Co., Ltd.	—	29
Calbee,Inc.	1	24
Canon Electronics Inc.	1	20
Canon Inc. (b)	3	60
Canon Marketing Japan Inc. (b)	1	11
Casio Computer Co. Ltd.	1	16
Cawachi Limited	1	20
Central Glass Co., Ltd.	1	24
Central Japan Railway Co.	—	28
China Bank Ltd.	4	24
Chiyoda Co., Ltd.	1	9
Chubu Electric Power Co. Inc.	1	13
ChubuShiryo Co., Ltd.	1	14
Chudenko Corporation	1	21
Chugai Pharmaceutical Co. Ltd.	2	91
Chugoku Electric Power Co. Inc.	1	16
Chugoku Marine Paints, Ltd.	1	14
Citizen Watch Co., Ltd.	5	13
CMK Corporation	2	7
Coca-Cola Bottlers Japan Holdings Inc.	1	17
Colowide Co., Ltd. (b)	1	19
Computer Engineering & Consulting, Ltd.	1	12
COMSYS Holdings Corporation	1	25
Concordia Financial Group, Ltd.	9	32
Create SD Holdings.Co., Ltd	1	34
Credit Saison Co. Ltd.	2	22
CyberAgent Inc.	1	41
Dai Nippon Printing Co. Ltd.	1	20
Daibiru Corp.	1	11
Daicel Corp.	3	22
Daido Steel Co., Ltd.	1	25
Daifuke Co. Ltd.	—	25
Dai-ichi Life Holdings, Inc.	2	33
Daiichi Sankyo Company, Ltd	1	24
Daiichikosho Co., Ltd.	1	17
Daikin Industries Ltd.	1	111
DaikyoNishikawa Corporation	1	11
Dainippon Sumitomo Pharma Co. Ltd.	1	18
Daio Paper Corporation	1	23
Daishi Hokuetsu Financial Group, Inc.	1	11
Daito Trust Construction Co. Ltd.	—	37
Daiwa House Industry Co. Ltd.	3	95
Daiwa Securities Group Inc.	7	32
Daiwabo Holdings Co., Ltd.	1	44
Dena Co., Ltd.	1	21
Denka Company Limited	2	63
Denso Corp.	1	65
Dentsu Inc. (b)	2	48
Dexerials Corporation	2	24
DIC Corp. (b)	2	40
Digital Arts Inc.	—	28
DIP Corporation	1	37
Disco Corp.	—	34
DMG Mori Co., Ltd. (b)	2	37
Doshisha Co., Ltd.	1	13
DOUTOR·NICHIRES Holdings Co., Ltd.	1	17
Dowa Holdings Co. Ltd.	1	26
DTS Corporation	1	12
DUSKIN Co., Ltd.	—	11
Earth Corporation	—	17
East Japan Railway Co.	—	27
EBARA Corporation	1	23
eGuarantee, Inc.	1	13
Eisai Co. Ltd.	1	57
EIZO Corporation	1	21
Elecom Co.,Ltd.	1	36
Electric Power Development Co., Ltd. - Class D	1	14
En-Japan Inc.	1	18
EPS Holdings Inc	1	13
Exedy Corp.	1	14
Ezaki Glico Co.,Ltd.	1	22
F.C.C. Co. Ltd.	1	19
FANCL Corporation	—	16
Fanuc Ltd.	—	49
Fast Retailing Co. Ltd.	—	180
Ferrotec Holdings Corporation	3	49
Financial Products Group Co.,Ltd.	2	7
FP Corporation	1	34
Fuji Co., Ltd.	1	13
Fuji Corporation	2	40
Fuji Electric Holdings Co. Ltd.	1	32
Fuji Kyuko Co.,Ltd.	—	19
Fuji Media Holdings, Inc.	2	17
Fuji Oil Holdings Inc.	1	23
Fuji Seal International, Inc.	1	20
Fujibo Holdings,Inc.	—	11
Fujicco Co., Ltd.	1	12
FUJIFILM Holdings Corp.	1	26
Fujikura Ltd. (a)	4	17
Fujimori Kogyo Co., Ltd.	1	23
Fujisoft Incorporated	1	30
Fujitsu General Limited	1	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Fujitsu Ltd.	1	87
Fukuoka Financial Group, Inc.	2	28
Fukuyama Transporting Co., Ltd.	1	29
Furukawa Co., Ltd.	2	19
Furukawa Electric Co., Ltd.	1	27
Futaba Corporation	2	15
Fuyo General Lease Co., Ltd.	—	26
Geo Holdings Corp.	1	16
Giken Ltd.	—	17
GMO Financial Holdings, Inc.	3	17
GMO Internet, Inc.	1	37
Goldwin Inc.	—	26
GS Yuasa Corp.	1	26
GungHo Online Entertainment, Inc. (b)	1	25
Gunze Limited	1	16
H.I.S.Co.,Ltd. (a)	1	14
H2O Retailing Corporation	2	14
Hakuhodo DY Holdings Incorporated	3	44
Halows Co.,Ltd.	—	13
Hamakyorex Co.,Ltd.	1	14
Hamamatsu Photonics KK	1	34
Hankyu Hanshin Holdings Inc.	1	40
HANWA Co., Ltd.	1	24
Haseko Corp.	4	44
Hazama Ando Corporation	3	20
Heiwa Corporation	1	15
Heiwa Real Estate Co., Ltd.	1	29
Heiwado Co., Ltd.	1	28
Hikari Tsushin Inc.	—	23
HI-LEX Corporation	1	10
Hino Motors Ltd.	3	26
Hirogin Holdings, Inc.	2	13
Hitachi Capital Corporation	2	39
Hitachi Construction Machinery Co. Ltd.	1	31
Hitachi Ltd.	5	205
Hitachi Maxell, Ltd. (a)	1	16
Hitachi Metals Ltd.	2	29
Hitachi Transport System, Ltd.	1	21
Hitachi Zosen Corporation	5	29
Hokkaido Electric Power Co., Inc.	2	8
Hokuhoku Financial Group, Inc.	1	12
Hokuriku Electric Power Company	2	12
Honda Motor Co. Ltd.	4	115
Honda Motor Co., Ltd. - ADR	1	17
HORIBA, Ltd.	—	12
Hosiden Corporation. (b)	2	19
House Foods Group Inc.	1	23
Hoya Corp.	1	111
Hulic Co. Ltd. (b)	4	48
IBIDEN Co., Ltd.	1	47
Ichigo Inc.	5	14
Idec Corp.	1	25
Idemitsu Kosan Co., Ltd.	1	29
IHI Corp. (a)	3	64
Iida Group Holdings Co., Ltd.	1	28
Inabata & Co., Ltd.	1	20
Infocom Corporation	1	33
Infomart Corporation	4	38
Inpex Corporation	13	72
Internet Initiative Japan Inc	2	32
IRISO Electronics Co., Ltd.	—	17
Isetan Mitsukoshi Holdings Ltd.	3	18
Ishihara Sangyo Kaisha, Ltd.	2	11
Isuzu Motors Ltd.	4	42
ITO EN, LTD.	1	32
ITOCHU Corp.	4	127
ITOCHU ENEX Co., Ltd.	2	15
Itoham Yonekyu Holdings Inc.	3	22
Iwatani Corporation	—	25
IZUMI Co., Ltd.	1	22
J Trust Co., Ltd.	4	9
J.Front Retailing Co., Ltd.	2	17
JACCS Co., Ltd.	1	16
JAFCO Co., Ltd.	1	30
Japan Airlines Co., Ltd (a)	2	31
Japan Aviation Electronics Industry Ltd.	2	25
Japan Elevator Service Holdings Co.,Ltd.	2	46
Japan Exchange Group Inc.	2	38
Japan Lifeline Co., Ltd.	1	22
Japan Material Co.,Ltd.	2	22
Japan Petroleum Exploration Co., Ltd.	1	16
Japan Post Holdings Co., Ltd.	3	25
Japan Post Insurance Co., Ltd.	2	35
Japan Pulp and Paper Co., Ltd.	—	14
Japan Securities Finance Co., LTD	3	15
Japan Tobacco Inc. (b)	7	138
JCU Corporation	—	15
JEOL Ltd.	1	47
JFE Holdings Inc.	2	19
JGC Holding Corporation	2	20
Jins Holdings Inc.	—	26
Joshin Denki Co.,Ltd.	1	16
JS Group Corp.	3	56
JSR Corp.	1	28
JTEKT Corp.	2	17
JustSystems Corporation	—	28
JVCKenwood Corporation	8	12
JXTG Holdings, Inc.	17	63
Kaga Electronics Co.,Ltd.	1	28
Kagome Co., Ltd. (b)	1	35
Kajima Corp.	6	75
Kakaku.com Inc.	1	33
Kaken Pharmaceutical Co., Ltd.	1	39
Kaleidoscape, Y.K.	1	30
Kameda Seika Co., Ltd.	1	23
Kamigumi Co. Ltd.	2	35
Kanamoto Co. Ltd.	1	19
Kandenko Co., Ltd.	3	23
Kaneka Corp.	1	21
Kanematsu Corporation	1	11
Kansai Electric Power Co. Inc.	2	19
Kansai Paint Co. Ltd.	1	34
Kanto Denka Kogyo Co.,Ltd.	2	18
Kao Corp.	2	116
KATITAS Co., Ltd.	1	19
Kawada Technologies,Inc.	—	8
Kawasaki Heavy Industries Ltd. (a)	2	57
Kawasaki Kisen Kaisha, Ltd. (a)	1	25
KDDI Corp.	11	333
Keihan Holdings Co. Ltd.	1	24
Keikyu Corp.	1	21
Keio Corp.	—	16
Keisei Electric Railway Co. Ltd.	1	20
Kenedix, Inc. (b)	3	22
Kewpie Corporation	1	22
Keyence Corp.	—	113
KFC Holdings Japan, Ltd.	1	26
KH Neochem Co., Ltd.	1	26
Kikkoman Corp.	1	35
Kinden Corp.	2	36
Kintetsu Corp. (a)	1	22
Kirin Holdings Co. Ltd. (b)	3	73
Kissei Pharmaceutical Co., Ltd.	1	13
KITZ Corporation	3	19
Kmto Energy K.K.	1	18
Kobe Steel Ltd. (a)	3	19
Kohnan Shoji Co.,Ltd.	1	25
Koito Manufacturing Co. Ltd.	1	54
KOKUYO Co.,Ltd. (b)	2	24
Komatsu Ltd.	3	82
KOMEDA Holdings Co.,Ltd.	1	22
Komeri Co.,Ltd.	1	31
Komori Corporation	2	14
Konami Corp.	1	28
Konica Minolta Holdings Inc.	5	18
Konishi Co., Ltd.	1	10
Kose Corp.	—	34
Kotobuki Spirits Co., Ltd.	1	26
Krosaki Harima Corporation	—	15
K's Holdings Corporation	2	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Kubota Corp. (b)	1	31
Kumagai Gumi Co., Ltd.	1	18
Kuraray Co. Ltd. (b)	6	64
Kurita Water Industries Ltd.	1	38
Kusurino Aoki Holdings Co., Ltd.	—	35
KYB Corporation (a)	1	18
Kyocera Corp.	1	55
Kyokuto Kaihatsu Kogyo Co.,Ltd.	1	14
Kyorin Holdings, Inc.	1	17
Kyowa Exeo Corp.	1	25
Kyudenko Corp.	1	26
Kyushu Electric Power Co. Inc.	2	20
Kyushu Financial Group, Inc.	6	23
Kyushu Railway Company	1	22
LAC Co., Ltd	1	13
Lawson Inc.	1	33
Life Corporation	1	24
Lintec Corporation	1	24
Lion Corp.	1	19
M&A Capital Partners Co.,Ltd. (a)	—	23
M3, Inc.	1	85
Mabuchi Motor Co. Ltd. (b)	1	26
Macnica Fuji Electronics Holdings, Inc.	2	33
Macromill, Inc.	1	9
Maeda Road Construction Co. Ltd.	1	12
Makino Milling Machine Co., Ltd.	1	22
Makita Corp.	1	40
Mandom Corporation	1	21
Marubeni Corp.	7	48
Marudai Food Co., Ltd.	1	13
Maruha Nichiro Holdings, Inc.	1	17
Marui Group Co. Ltd.	2	39
Maruichi Steel Tube Ltd.	1	25
Marusan Securities Co., Ltd.	3	15
Maruwa Unyu Kikan Co.,Ltd. (b)	1	17
Matsumotokiyoshi Holdings Co., Ltd.	1	30
Mazda Motor Corp. (a)	8	53
McDonald's Holdings Co. Japan Ltd.	1	24
Mebuki Financial Group, Inc.	9	17
Medipal Holdings Corp.	2	28
MegaChips Corporation	1	22
Megmilk Snow Brand Co.,Ltd.	1	11
Meidensha Corporation	1	16
Meiji Holdings Co., Ltd.	1	98
Milbon Co.,Ltd.	1	32
Minebea Mitsumi Inc.	3	64
Miraca Holdings Inc.	1	24
Mirait Holdings Corp.	1	15
Miroku Jyoho Service Co., Ltd.	1	10
MISUMI Group Inc.	1	30
Mitsubishi Chemical Holdings Corporation	15	92
Mitsubishi Corp.	3	74
Mitsubishi Electric Corp.	3	48
Mitsubishi Estate Co. Ltd.	3	40
Mitsubishi Gas Chemical Co. Inc.	2	39
Mitsubishi Heavy Industries Ltd.	4	113
Mitsubishi Logistics Corporation.	1	24
Mitsubishi Materials Corp.	1	28
Mitsubishi Motors Corp. (a)	7	15
Mitsubishi UFJ Financial Group Inc.	31	137
Mitsubishi UFJ Lease & Finance Co. Ltd.	7	34
Mitsuboshi Belting Ltd.	1	12
Mitsui & Co. Ltd.	5	92
Mitsui Chemicals Inc.	2	74
Mitsui E&S Holdings Co., Ltd. (a)	3	9
Mitsui Fudosan Co. Ltd.	3	52
Mitsui Mining & Smelting Co Ltd	1	33
Mitsui OSK Lines Ltd.	1	27
Mitsui-Soko Co., Ltd.	1	18
mixi, Inc.	1	27
Mizuho Financial Group Inc.	6	74
Mizuho Leasing Company, Limited	1	27
MIZUNO Corporation	1	10
MonotaRO Co., Ltd.	1	31
Morinaga & Co.,Ltd.	1	19
Morinaga Milk Industry Co., Ltd.	1	25
Morita Holdings Corp.	1	12
MS&AD Insurance Group Holdings, Inc.	2	52
Murata Manufacturing Co. Ltd.	2	154
Musashi Seimitsu Industry Co., Ltd.	2	29
Nabtesco Corp.	1	31
Nachi-Fujikoshi Corp.	—	13
Nagase & Co., Ltd.	2	22
Nagoya Railroad Co. Ltd.	1	21
Nankai Electric Railway Co., Ltd.	1	23
NEC Corp.	2	81
NEC Electronics Corp. (a)	5	54
NET One Systems Co. Ltd.	1	28
Neturen Co., Ltd.	1	6
NEXON Co.,Ltd.	2	46
NEXTAGE Co., Ltd.	2	26
NGK Insulators Ltd.	1	15
NGK Spark Plug Co. Ltd.	3	50
NHK SPRING Co.,Ltd.	3	22
Nichias Corp.	1	17
Nichicon Corporation	3	37
NICHIDEN Corporation	1	17
Nichiha Corporation	1	25
Nichi-Iko Pharmaceutical Co., Ltd.	1	9
Nichirei Corporation	2	53
Nidec Corp.	1	76
Nifco Inc.	1	35
Nihon Kohden Corporation	1	30
Nihon M & A Center Inc.	1	60
Nihon Parkerizing Co. Ltd.	1	15
Nihon Unisys,Ltd.	—	16
Nikkiso Co., Ltd. (b)	2	16
Nikon Corp.	4	25
Nintendo Co. Ltd.	—	191
Nippo Corp.	1	16
Nippon Densetsu Kogyo Co.,Ltd.	1	19
Nippon Electric Glass Co. Ltd. (b)	1	24
Nippon Express Co. Ltd.	1	74
Nippon Flour Mills Co., Ltd.	1	22
Nippon Gas Co., Ltd.	1	43
Nippon Kayaku Co., Ltd.	1	12
Nippon Light Metal Holdings Company, Ltd.	1	11
Nippon Meat Packers Inc.	1	22
Nippon Paper Industries Co., Ltd.	1	14
Nippon Parking Development Co., Ltd.	11	16
Nippon Seiki Co., Ltd.	1	8
Nippon Shokubai Co., Ltd.	—	17
Nippon Signal Co.,Ltd.	2	15
Nippon Steel Corporation (a)	5	70
Nippon Suisan Kaisha, Ltd.	4	15
Nippon Telegraph & Telephone Corp.	3	69
Nippon Yusen KK	3	65
Nipro Corp.	2	24
NISHIMATSUYA CHAIN Co., Ltd.	2	23
Nishi-Nippon Financial Holdings, Inc.	3	20
Nishi-Nippon Railroad Co., Ltd.	1	15
Nishio Rent All Co.,Ltd.	1	17
Nissan Chemical Industries Ltd.	1	31
Nissan Motor Co., Ltd. (a)	13	69
Nissha Co., Ltd. (b)	1	15
Nisshin Seifun Group Inc.	1	11
Nisshinbo Holdings Inc. (b)	1	9
Nissin Foods Holdings Co. Ltd.	—	26
Nitori Co. Ltd.	—	42
Nitto Denko Corp.	1	45
Noevir Holdings Co.,Ltd.	—	13
NOF Corporation	1	30
Nojima Corporation	1	33
NOK Corporation	2	23
Nomura Co., Ltd.	2	15
Nomura Holdings Inc.	7	35
Nomura Real Estate Holdings, Inc.	2	35
North Pacific Bank, Ltd.	5	11
NS Solutions Corporation	1	21
NSD Co., Ltd.	2	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
NSK Ltd.	4	33
NTN Corporation (a)	8	20
NTT Data Corp.	5	73
Obayashi Corp.	8	67
Obic Co. Ltd.	—	40
OCO, K.K.	—	17
Odakyu Electric Railway Co. Ltd.	1	28
Ohsho Food Service Corp.	—	22
Oiles Corporation	1	13
OJI Holdings Corp.	9	52
Okamoto Industries, Inc.	—	15
Okamura Corporation	2	19
Okasan Securities Group Inc.	6	23
Oki Electric Industry Company Limited	4	38
Okumura Corp.	1	12
Olympus Corp.	3	55
Omron Corp.	1	45
Open House Co.,Ltd.	1	18
OPTORUN Co.,Ltd.	1	10
Orient Corporation	17	20
Oriental Land Co. Ltd.	—	33
ORIX Corp.	8	117
Osaka Gas Co. Ltd.	1	27
Osaka Soda Co., Ltd.	1	24
OSG Corporation	1	25
OSJB Holdings Corporation	8	21
Otsuka Corp.	1	47
Otsuka Holdings Co., Ltd. (b)	1	30
Outsourcing Inc.	2	27
Pacific Industrial Co., Ltd.	2	17
Paltac Corporation	1	27
Pan Pacific International Holdings Corporation	1	28
Panasonic Corp.	15	175
Paramount Bed Holdings Co., Ltd.	1	27
Park24 Co. Ltd.	1	17
Penta-Ocean Construction Co., Ltd.	3	29
PeptiDream Inc. (a)	1	25
Persol Holdings Co., Ltd.	2	29
Pigeon Corp.	1	25
PILOT Corporation (b)	—	8
Piolax, Inc.	1	12
Press Kogyo Co., Ltd.	5	15
Prestige International Inc.	3	25
Prima Meat Packers, Ltd.	—	13
Qol Holdings Co., Ltd.	1	11
Rakus Co.,Ltd.	2	35
Recruit Holdings Co., Ltd.	3	109
Relo Group, Inc.	1	24
Rengo Co., Ltd.	3	24
RENOVA, Inc. (a)	1	54
Resona Holdings Inc.	9	33
Resorttrust, Inc.	1	20
Retail Partners Co., Ltd.	1	11
Ricoh Co. Ltd.	3	20
Riken, K.K.	—	6
Rinnai Corp.	—	35
Riso Kyoiku Co., Ltd.	5	16
Rohm Co. Ltd.	—	29
Rohto Pharmaceutical Co. Ltd.	1	24
Round One Corporation (b)	2	22
Ryohin Keikaku Co. Ltd.	2	33
Ryosan Company,Limited	1	13
Saibu Gas Co.,Ltd.	1	18
Sakai Moving Service Co., Ltd.	—	20
Sakata INX Corporation	1	12
SALA Corporation	2	11
Samty Co., Ltd.	2	26
San-Ai Oil Co.,Ltd.	1	15
Sanken Electric Co.,Ltd.	1	35
Sanki Engineering Co., Ltd.	2	19
Sankyo Co. Ltd.	1	16
Sankyo Tateyama, Inc.	1	9
Sankyu Inc.	1	41
Santen Pharmaceutical Co. Ltd.	1	23
Sanwa Holdings Corporation	2	24
Sapporo Holdings Limited	1	14
Sato Holdings Corporation	1	19
Sawai Pharmaceutical Co.,Ltd.	—	18
SBI Holdings Inc.	1	21
SCREEN Holdings Co., Ltd.	1	44
Secom Co. Ltd.	—	28
Sega Sammy Holdings Inc.	2	24
Seibu Holdings Inc. (a)	4	43
Seiko Epson Corp.	3	49
Seiko Holdings Corporation	1	13
Seino Holdings Corp.	2	24
SEIREN Co., Ltd. (b)	1	17
Sekisui Chemical Co. Ltd.	3	49
Sekisui House Ltd.	1	26
SENKO Group Holdings Co., Ltd.	3	25
Seria Co., Ltd.	1	18
Seven & I Holdings Co., Ltd.	5	174
Seven Bank, Ltd.	8	16
SG Holdings Co., Ltd.	1	27
Sharp Corp. (b)	2	32
Shibuya Corporation	—	10
SHIFT, Inc. (a)	—	14
Shikoku Chemicals Corporation	1	13
Shikoku Electric Power Company, Incorporated	1	9
Shima Seiki Mfg., Ltd.	1	14
Shimadzu Corp.	1	23
Shimamura Co. Ltd.	—	21
Shimizu Corp.	6	45
Shin-Etsu Chemical Co. Ltd.	1	175
Shin-Etsu Polymer Co.,Ltd.	2	15
Shinsei Bank Ltd. (b)	2	19
Shionogi & Co. Ltd.	1	49
Shiseido Co. Ltd.	1	48
Shizuoka Bank Ltd.	4	28
Shizuoka Gas Co., Ltd.	2	22
Shoei Co., Ltd.	1	36
Showa Denko KK (b)	2	49
Showa Sangyo Co., Ltd.	1	24
Sinko Industries Ltd.	1	14
Sintokogio, Ltd.	2	14
SKY Perfect JSAT Holdings Inc.	4	18
SKYLARK Holdings Co., Ltd. (a) (b)	2	34
SMS Co., Ltd.	1	27
Softbank Corp.	8	95
SoftBank Group Corp.	5	399
Sohgo Security Services Co. Ltd.	1	26
Sojitz Corp.	16	35
Solasto Corporation	2	34
Sompo Holdings, Inc.	1	44
Sony Corp.	4	412
Sotetsu Holdings,Inc.	1	19
S-Pool, Inc.	3	26
Square Enix Holdings Co. Ltd.	—	18
Stanley Electric Co. Ltd.	1	32
Starts Corporation, Inc.	1	22
Starzen Company Limited	—	16
Strike Co., Ltd.	—	10
Subaru Corp. NPV	4	84
Sugi Holdings Co., Ltd.	1	33
SUMCO Corporation	2	42
Sumitomo Chemical Co. Ltd.	14	55
Sumitomo Corp.	2	32
Sumitomo Electric Industries Ltd.	4	56
Sumitomo Forestry Co. Ltd.	2	33
Sumitomo Heavy Industries Ltd.	2	52
Sumitomo Metal Mining Co. Ltd.	1	49
Sumitomo Mitsui Construction Co., Ltd.	5	23
Sumitomo Mitsui Financial Group Inc.	3	86
Sumitomo Mitsui Financial Group, Inc. - ADR	2	13
Sumitomo Mitsui Trust Holdings Inc.	2	49
Sumitomo Osaka Cement Co., Ltd.	—	9
Sumitomo Realty & Development Co. Ltd.	2	55
Sumitomo Rubber Industries Inc. (b)	2	21
Sumitomo Seika Chemicals Company Limited	1	20
Suntory Beverage & Food Limited	1	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Sushiro Global Holdings Ltd.	2	61
Suzuken Co. Ltd.	1	25
Suzuki Motor Corp.	1	56
Sysmex Corp.	—	48
Systena Corporation	1	27
T&D Holdings Inc.	3	37
Tadano Ltd.	2	19
Taihei Dengyo Kaisha, Ltd.	1	16
Taiheiyo Cement Corp.	2	55
Taisei Corp.	3	86
Taisho Pharmaceutical Holdings Company Ltd.	—	20
Taiyo Nippon Sanso Corp.	3	46
Taiyo Yuden Co. Ltd.	1	66
Takamatsu Construction Group Co.,Ltd.	1	12
Takara Holdings Inc.	1	15
Takara Leben Co., Ltd.	5	15
Takasago International Corporation	1	18
Takasago Thermal Engineering Co. Ltd.	1	12
Takashimaya Co. Ltd.	2	21
Takeda Pharmaceutical Co. Ltd.	2	76
Takeuchi Mfg. Co., Ltd.	1	28
Tayca Corporation	1	7
TDK Corp.	1	151
TechMatrix Corporation	1	19
TechnoPro Holdings, Inc.	—	33
Teijin Ltd.	3	51
Terumo Corp.	2	88
T-Gaia Corporation	1	11
The Akita Bank, Ltd.	1	8
The Aomori Bank, Ltd.	1	12
The Bank of Iwate, Ltd.	1	17
The Bank of Nagoya, Ltd.	1	15
The Bank of Okinawa, Ltd.	—	11
The Chugoku Bank, Limited	2	20
The Ehime Bank, Ltd.	2	14
The Gunma Bank, Ltd.	6	19
The Hachijuni Bank, Ltd.	5	18
The Hokkoku Bank, Ltd.	—	10
The Hyakugo Bank, Ltd.	4	12
The Hyakujushi Bank, Ltd.	1	9
The Iyo Bank, Ltd.	4	26
The Japan Steel Works, Ltd.	1	24
The Japan Wool Textile Co.,Ltd. (b)	2	15
The Juroku Bank, Ltd.	1	13
The Kiyo Bank, Ltd.	1	17
The Monogatari Corporation	—	12
The Musashino Bank, Ltd	—	6
The Nanto Bank, Ltd.	1	10
The Ogaki Kyoritsu Bank, Ltd.	1	16
The Oita Bank, Ltd.	1	16
The Okinawa Electric Power Company, Incorporated	1	11
The Pack Corporation	—	11
The San-in Godo Bank, Ltd.	3	16
The Sumitomo Warehouse Co., Ltd.	2	24
TheKeiyo Bank, Ltd.	2	9
THK Co. Ltd.	1	45
TIS Inc.	1	23
Toagosei Co. Ltd.	1	14
Tobu Railway Co. Ltd.	1	24
TOCALO Co., Ltd.	1	15
Toda Corp.	4	26
Toei Animation Co., Ltd.	—	24
Toei Company, Ltd.	—	16
Toho Co. Ltd.	1	21
Toho Gas Co. Ltd.	1	40
Toho Holdings Co. Ltd.	1	18
Tohoku Electric Power Co. Inc.	2	18
Tokai Carbon Co., Ltd. (b)	2	25
TOKAI Holdings Corporation	3	27
Tokairika Co., Ltd.	1	24
Token Corporation	—	32
Tokio Marine Holdings Inc.	2	77
Tokuyama Corporation	1	20
Tokyo Century Corp.	1	56
Tokyo Dome Corporation (a)	1	18
Tokyo Electric Power Co. Holdings Inc. (a)	10	27
Tokyo Electron Ltd.	—	112
Tokyo Gas Co. Ltd.	1	23
Tokyo Seimitsu Co., Ltd.	1	43
Tokyo Tatemono Co. Ltd. (b)	2	25
Tokyotokeiba Co., Ltd.	1	23
Tokyu Construction Co., Ltd.	3	16
Tokyu Corp.	1	16
Tokyu Fudosan Holdings Corporation	6	33
TOMONY Holdings,Inc.	4	11
TOMY Company, Ltd.	2	16
TOPCON Corporation	2	22
Toppan Forms Co., Ltd.	2	25
Toppan Printing Co. Ltd.	1	20
Topre Corporation	1	17
Topy Industries Ltd.	1	11
Toray Industries Inc.	20	117
Toshiba Corp.	1	22
Toshiba Machine Co. Ltd.	1	23
Toshiba TEC Corporation	1	29
Tosoh Corp.	2	38
Totetsu Kogyo Co., Ltd.	1	21
TOTO Ltd.	1	36
Towa Pharmaceutical Co. Ltd.	1	11
Toyo Construction Co., Ltd.	6	24
Toyo Ink SC. Holdings Co., Ltd.	1	13
Toyo Seikan Group Holdings Ltd.	1	12
Toyo Suisan Kaisha Ltd.	—	19
Toyo Tire Corporation (b)	2	32
Toyobo Co., Ltd.	2	20
Toyoda Gosei Co. Ltd.	1	35
Toyota Boshoku Corporation	2	26
Toyota Industries Corp.	—	32
Toyota Motor Corp.	11	871
Toyota Motor Corporation - ADR (b)	—	54
Toyota Tsusho Corp.	2	94
transcosmos inc.	1	13
Trend Micro Inc. (b)	1	35
Tri Chemical Laboratories Inc.	—	32
Tsubaki Nakashima Co., Ltd.	1	15
Tsubakimoto Chain Co.	1	18
Tsumura & Co.	1	15
TSURUHA Holdings ,Inc.	—	28
TV Asahi Holdings Corp.	1	20
UACJ Corporation (a)	1	24
Ube Industries Ltd.	1	24
Uchida Yoko Co., Ltd.	—	16
Ulvac Inc.	1	26
Unicharm Corp.	1	38
Unipres Corp.	1	13
United Super Markets Holdings Inc.	1	13
Universal Entertainment Corporation (a)	—	9
Ushio Inc.	2	26
USS Co. Ltd.	1	22
UT Group Co., Ltd. (a)	1	37
Valor Holdings Co. Ltd.	1	28
Vector, Inc. (a)	2	22
Vital Ksk Holdings, Inc.	1	10
VT Holdings Co., Ltd.	2	10
Wacom Co., Ltd.	3	28
Wakita & Co., Ltd.	1	11
Welcia Holdings Co.,Ltd.	1	23
West Holdings Corporation	1	23
West Japan Railway Co.	—	16
Yahoo! Japan Corp.	6	34
Yakult Honsha Co. Ltd.	—	20
Yakuodo Holdings Co.,Ltd.	1	12
Yamabiko Corporation	2	21
Yamada Denki Co. Ltd.	6	35
Yamaguchi Financial Group,Inc.	2	12
Yamaha Corp.	1	29
Yamaha Motor Co. Ltd.	3	55
Yamaichi Electronics Co., Ltd.	2	24
Yamato Holdings Co. Ltd.	3	64

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Yamato Kogyo Co. Ltd.	1	21
Yamazaki Baking Co. Ltd.	1	12
Yamazen Corporation	1	13
YAOKO Co., Ltd.	1	35
Yaskawa Electric Corp.	1	35
Yokogawa Electric Corp.	1	18
Yokohama Reito Co., Ltd.	2	14
Yokohama Rubber Co. Ltd. (b)	2	33
Yokowo Co., Ltd.	1	27
Yuasa Trading Co. Ltd.	1	26
Yumeshin Holdings Co., Ltd. (b)	2	16
Zenkoku Hosho Co., Ltd.	1	28
Zenrin Co., Ltd.	1	15
Zeon Corporation	1	20
		25,358
United Kingdom 12.2%
3i Group plc	3	50
4imprint Group PLC (a)	1	34
888 Holdings Public Limited Company	7	29
Admiral Group PLC	1	49
Aggreko PLC	5	43
AJ Bell PLC	4	26
Alliance Pharma PLC	14	16
Anglo American PLC	3	94
Arrow Global Group PLC (a)	4	10
Ascential Group Limited (a)	4	23
Ashmore Group PLC	6	35
Ashtead Group Public Limited Company	3	124
ASOS Plc (a)	1	48
Associated British Foods PLC (a)	1	42
AstraZeneca PLC - ADR	6	292
Auto Trader Group PLC (a)	8	63
Avast PLC	8	62
AVEVA Group plc	1	27
Aviva PLC	22	99
Avon Rubber p.l.c.	1	24
B&M European Value Retail S.A.	11	75
Babcock International Group PLC (a)	8	31
BAE Systems PLC	17	117
Balfour Beatty PLC	14	50
Barclays PLC - ADR (b)	20	156
Barratt Developments P L C (a)	7	68
Beazley Ireland Holdings PLC	4	20
Bellway P L C	2	68
Biffa PLC (a)	7	22
Bodycote PLC	1	13
boohoo Group PLC (a)	5	23
BP P.L.C. - ADR	14	278
Brewin Dolphin Holdings PLC	3	14
British American Tobacco P.L.C. - ADR	2	66
British American Tobacco P.L.C.	3	130
Britvic PLC	3	39
BT Group Plc (a)	123	223
Bunzl Public Limited Company	2	58
Burberry Group PLC (a)	4	103
Cairn Energy PLC (a)	12	35
Capita PLC (a)	6	3
Central Asia Metals PLC	8	26
Centrica PLC (a)	141	90
Chemring Group PLC	6	22
Chesnara PLC	3	14
Cineworld Group PLC (a) (b)	10	9
Clarkson PLC	—	14
Clinigen Group PLC	2	20
Close Brothers Group PLC	2	35
CMC Markets PLC	2	13
Coats Group PLC (a)	40	37
Coca-Cola European Partners PLC	2	87
Compass Group PLC (a)	9	169
Computacenter PLC	1	35
Concentric AB	1	13
Contourglobal PLC	8	23
Convatec Group PLC	11	29
Costain Group PLC (a)	3	2
Countryside Properties PLC (a)	3	18
Cranswick PLC	—	23
Crest Nicholson Holdings PLC (a)	7	31
Croda International Public Limited Company	1	61
CVS Group PLC (a)	1	18
Daily Mail and General Trust P L C	2	20
DCC Public Limited Company	1	65
De La Rue PLC (a)	5	12
Devro PLC	8	17
DFS Furniture PLC (a)	5	15
Diageo PLC - ADR	1	235
Diploma PLC	1	37
Direct Line Insurance Limited	15	65
Dixons Carphone PLC (a)	16	26
Domino's Pizza Group PLC	6	28
Drax Group PLC	6	32
DS Smith PLC	14	72
Dunelm Group PLC (a)	1	21
easyJet PLC (a)	4	49
Electrocomponents Public Limited Company	7	79
Elementis PLC (a)	6	10
EMIS Group PLC	1	12
EnQuest PLC (a)	59	9
Equiniti Group PLC (a)	5	8
Essentra PLC (a)	3	11
Euromoney Institutional Investor PLC	1	11
Evraz PLC	7	43
Experian PLC	2	91
FDM Group (Holdings) PLC	1	17
Ferguson PLC	1	137
Ferrexpo PLC	7	25
Fevertree Drinks PLC	1	41
FirstGroup PLC (a)	24	25
Forterra PLC (a)	3	10
Frasers Group PLC (a)	5	33
G4S PLC (a)	26	90
Galliford Try Holdings PLC (a)	1	2
Games Workshop Group PLC	—	63
Gamesys Group PLC	2	31
Gamma Communications PLC	1	33
GlaxoSmithKline PLC - ADR	7	240
GlaxoSmithKline PLC	1	23
Grainger PLC	10	38
Greggs PLC (a)	1	33
GVC Holdings PLC (a)	7	113
Halfords Group PLC (a)	3	13
Halma Public Limited Company	1	45
Hargreaves Lansdown PLC	1	28
Hays PLC (a)	23	45
Helical PLC	2	8
Henry Boot PLC	4	15
Hikma Pharmaceuticals Public Limited Company	3	88
Hill & Smith Holdings PLC	1	14
Hilton Food Group PLC	1	13
Hiscox Ltd. (a)	3	35
Hochschild Mining PLC	6	16
HomeServe PLC	3	40
Howden Joinery Group PLC (a)	8	76
HSBC Holdings PLC - ADR (a) (b)	10	270
Hyve Group PLC (a)	3	4
Ibstock PLC (a)	7	19
IG Group Holdings PLC	4	52
IMI Plc	4	58
Imperial Brands PLC	8	176
Inchcape PLC (a)	8	67
Indivior PLC (a)	8	12
Informa Switzerland Limited (a)	8	62
Integrafin Holdings PLC (c)	3	21
InterContinental Hotels Group PLC - ADR (a) (b)	1	61
Intermediate Capital Group PLC	2	57
International Personal Finance PLC (a) (b)	5	6
Intertek Group Plc	1	58
Investec PLC	6	15
Iomart Group PLC	2	10
IP Group PLC (a)	20	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
IQE PLC (a)	22	22
ITV Plc (a)	51	75
J D Wetherspoon PLC (a)	1	13
J Sainsbury PLC	25	76
James Fisher And Sons Public Limited Company	1	7
James Halstead PLC	2	14
JD Sports Fashion Plc (a)	3	39
Jet2 PLC (a)	2	47
John Laing Group PLC	8	36
John Wood Group PLC (a)	9	40
Johnson Matthey PLC	1	49
Johnson Service Group PLC (a)	7	13
Jupiter Fund Management PLC	3	13
Just Group Plc (a)	13	12
KAZ Minerals PLC	4	38
Keller Group PLC	2	18
Kingfisher Plc (a)	21	78
Lancashire Holdings Limited	1	15
Legal & General Group PLC	29	106
Liontrust Asset Management PLC	1	14
Lloyds Banking Group PLC (a)	212	105
London Stock Exchange Group PLC	—	53
M&G PLC	43	117
Man Group PLC	12	23
Marks & Spencer Group Plc (a)	24	45
Marshalls PLC (a)	2	25
Marston's PLC (a)	15	16
Mears Group PLC (a)	3	6
Meggitt PLC (a)	5	33
Melrose Holdings Limited (a)	46	113
Micro Focus International PLC - ADR	1	6
Mitchells & Butlers PLC (a)	3	9
MITIE Group PLC (a)	20	12
Monarch Realisations 1 PLC (a)	7	11
Mondi plc	5	120
Moneysupermarket.com Group PLC	9	31
Morgan Advanced Materials PLC	7	28
Morgan Sindall Group PLC	1	16
National Express Group PLC (a)	3	11
National Grid PLC - ADR	1	63
NatWest Group PLC - ADR (a) (b)	5	23
Next Fifteen Communications Limited	3	18
Next PLC (a)	1	60
Ninety One PLC (a)	3	9
Ocado Group PLC (a)	1	29
OSB Group PLC	5	29
Oxford Instruments PLC	1	39
PageGroup Plc (a)	7	41
Pan African Resources PLC	32	10
Paragon Banking Group PLC	4	25
PayPoint PLC	1	8
Pearson PLC - ADR (b)	6	51
Pearson PLC (b)	4	38
Pennon Group PLC	3	46
Persimmon Public Limited Company	1	43
Petrofac Limited (a) (b)	2	5
Pets at Home Group PLC	8	44
Phoenix Group Holdings PLC	7	68
Photo - Me International P L C (a)	9	6
Playtech PLC (a)	5	26
Polar Capital Holdings PLC	2	15
Polypipe Group PLC (a)	2	14
Premier Oil PLC (a) (b)	23	6
PZ Cussons PLC	4	13
QinetiQ Group PLC	5	21
Quilter PLC	20	42
R P S Group PLC (a)	6	5
Rathbone Brothers Public Limited Company	1	18
Reach PLC (a)	11	23
Reckitt Benckiser Group PLC	3	227
Redde Northgate PLC	1	5
Redrow PLC (a)	4	29
Relx PLC - ADR	4	94
Renew Holdings PLC.	1	5
Rentokil Initial PLC	9	60
Rightmove PLC	7	66
Rio Tinto PLC - ADR	7	560
Robert Walters PLC	1	5
Rolls-Royce Holdings plc (a)	23	34
Rotork P.L.C.	10	42
Royal Mail PLC (a)	13	61
RSA Insurance Group PLC	6	55
RWS Holdings PLC	2	17
Sabre Insurance Group PLC	2	7
Savills PLC (a)	2	25
Schroders PLC	1	37
Schroders PLC	1	18
Senior PLC (a)	9	12
Serco Group PLC (a)	6	10
Severn Trent PLC	1	45
Signature Aviation PLC (a)	7	35
Smart Metering Systems PLC	1	14
Smith & Nephew PLC	2	36
Smiths Group PLC	3	62
Softcat PLC	1	19
Spectris PLC	1	35
Speedy Hire PLC	21	20
Spirax-Sarco Engineering PLC	—	53
Spire Healthcare Group PLC (a)	7	15
Spirent Communications PLC	8	29
SSE PLC	7	142
SSP Group PLC (a)	4	19
St. James's Place PLC	5	72
St. Modwen Properties PLC	6	31
Stagecoach Group PLC (a)	6	6
Standard Chartered PLC (a)	15	97
Standard Life Aberdeen PLC	41	157
Sthree Plc (a)	4	16
Stolt-Nielsen M.S. Ltd.	2	24
Superdry PLC	2	7
Synthomer PLC	3	19
Tate & Lyle Public Limited Company	10	89
Taylor Wimpey PLC (a)	36	82
Telecom Plus PLC	1	12
Tesco PLC	83	262
The Berkeley Group Holdings PLC	1	53
The Restaurant Group PLC (a)	5	4
The Royal Bank of Scotland Group Public Limited Company (a)	15	35
The Sage Group PLC.	5	41
TI Fluid Systems PLC (a)	6	19
TP ICAP PLC	6	21
Travis Perkins PLC (a)	4	74
TT Electronics PLC (a)	5	15
Tullow Oil PLC (a) (b)	20	8
Tyman PLC (a)	4	20
Ultra Electronics Holdings PLC	1	27
Unilever Plc - ADR	8	476
United Utilities Group PLC	4	50
Vectura Group PLC (a)	17	30
Vesuvius PLC	4	28
Victrex PLC	1	34
Virgin Money UK PLC (a)	14	26
Vistry Group PLC (a)	2	22
Vodafone Group Public Limited Company	53	87
Vodafone Group Public Limited Company - ADR	1	24
Watkin Jones PLC	6	15
Weir Group PLC(The) (a)	3	76
WH Smith PLC (a)	1	30
Whitbread PLC (a)	2	70
William Hill PLC (a)	12	45
WM Morrison Supermarkets P L C	28	68
WPP 2012 Limited	7	81
Young & Co's Brewery PLC (a)	1	18
		13,511
Canada 9.6%
Aecon Group Inc.	2	19
AGF Holdings Inc. - Class B	2	11
Agnico Eagle Mines Limited	—	16
Agnico Eagle Mines Limited	1	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Air Canada (a)	1	13
Alamos Gold Inc - Class A	6	55
Algonquin Power & Utilities Corp. (b)	3	56
Alimentation Couche-Tard Inc. - Class B	4	121
AltaGas Ltd.	5	80
Altius Minerals Corporation (b)	1	13
ARC Resources Ltd.	9	45
Aritzia, Inc. (a)	1	18
ATCO Ltd. - Class I	—	11
B2Gold Corp.	16	88
Badger Daylighting Ltd.	1	30
Bank of Montreal	3	195
Bank of Montreal	—	33
Barrick Gold Corporation	3	62
BCE Inc.	1	22
BlackBerry Limited (a)	7	50
Boralex Inc. - Class A	1	52
Brookfield Asset Management Inc. - Class A	1	24
BRP Inc.	1	33
CAE Inc. (a)	2	69
Cameco Corp.	2	32
Cameco Corporation	3	35
Canaccord Genuity Group Inc.	2	18
Canacol Energy Ltd.	7	20
Canada Goose Holdings Inc. (a)	1	18
Canadian Imperial Bank of Commerce	3	213
Canadian National Railway Company	2	191
Canadian National Railway Company	—	33
Canadian Natural Resources Ltd.	8	198
Canadian Pacific Railway Limited (b)	—	104
Canadian Tire Corporation, Limited - Class A	1	105
Canadian Utilities Limited - Class A	1	32
Canadian Western Bank	1	27
Canfor Corporation (a)	2	34
Canopy Growth Corporation (a) (b)	1	30
Canopy Growth Corporation (a)	1	14
CanWel Building Materials Group Ltd.	3	21
Capital Power Corporation	2	47
Cascades Inc.	2	26
CCL Industries Inc. - Class B	2	82
Celestica Inc. (a)	3	25
Cenovus Energy Inc. (a)	5	33
Cenovus Energy Inc. (a)	7	45
Centerra Gold Inc.	3	41
CGI Inc. - Class A (a)	—	22
CGI Inc. - Class A (a)	1	71
CI Financial Corp.	4	46
Cineplex Inc. (a) (b)	1	9
Cogeco Communications	—	23
Cogeco Inc.	—	19
Colliers International Group Inc. (b)	1	53
Computer Modelling Group Ltd.	2	8
Constellation Software Inc.	—	130
Corus Entertainment Inc - Class B	6	21
Crescent Point Energy Corp. (b)	9	21
Descartes Systems Group Inc. (a)	—	18
Dollarama Inc.	2	61
Dream Unlimited Corp. - Class A	1	24
Dundee Precious Metals Inc.	3	25
ECN Capital Corp.	3	16
Eldorado Gold Corporation (a)	3	34
Element Fleet Management Corp.	9	91
Emera Inc.	1	34
Empire Company Limited - Class A	2	63
Enbridge Inc.	3	99
Enerflex Ltd.	2	9
Enerplus Corporation (b)	4	12
Enghouse Systems Limited	1	39
Equitable Group Inc.	—	32
Ero Copper Corp. (a)	1	21
Evertz Technologies Limited	2	16
Extendicare Inc.	3	18
Fairfax Financial Holdings Ltd.	—	68
Fiera Capital Corporation - Class A	2	14
Finning International Inc.	4	79
First National Financial Corporation	1	23
First Quantum Minerals Ltd	7	127
FirstService Corporation	—	41
Fortis Inc.	1	57
Fortuna Silver Mines Inc. (a)	3	28
Franco-Nevada Corporation	—	25
Freehold Royalties Ltd.	3	14
Genworth MI Canada Inc.	1	17
George Weston Ltd.	1	44
Gibson Energy Holding ULC (b)	3	44
Gildan Activewear Inc. - Class A (a)	1	20
Great Canadian Gaming Corp (a)	1	34
Great-West Lifeco Inc.	2	44
Guardian Capital Group Limited - Class A	1	15
Hardwoods Distribution Inc.	1	12
Heroux-Devtek Inc. (a)	1	16
Home Capital Group Inc. (a)	1	26
Hudbay Minerals Inc.	7	48
Husky Energy Inc. (a)	7	34
Hydro One Limited	1	27
iA Financial Corporation Inc.	1	56
IGM Financial Inc. (b)	1	35
Imperial Oil Limited	1	18
Imperial Oil Ltd.	2	38
Industries Lassonde Inc. - Class A	—	14
Innergex Energie Renouvelable Inc.	2	34
Intact Financial Corporation	—	36
Inter Pipeline Ltd.	9	83
Interfor Corporation (a)	1	21
Intertape Polymer Group Inc.	2	34
Jamieson Wellness Inc.	1	40
Keyera Corp.	5	82
Kinaxis Inc. (a)	—	28
Kinross Gold Corporation	15	111
Kinross Gold Corporation	3	25
Kirkland Lake Gold Ltd.	2	71
Knight Therapeutics Inc. (a)	4	16
Labrador Iron Ore Royalty Corporation	1	36
Laurentian Bank of Canada	1	27
Leon's Furniture Limited	1	15
Linamar Corporation	1	74
Loblaw Cos. Ltd.	1	54
Lundin Mining Corp.	14	128
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (a)	8	43
Magna International Inc.	4	254
Manulife Financial Corp.	5	91
Maple Leaf Foods Inc.	1	22
Martinrea International Inc.	2	26
MEG Energy Corp. (a)	4	15
Methanex Corporation	—	22
Methanex Corporation	1	37
Metro Inc. - Class A	2	78
Morneau Shepell Inc. (b)	1	15
MTY Food Group Inc. (a) (b)	1	55
Mullen Group Ltd.	3	24
National Bank of Canada	4	199
New Gold Inc (a)	16	34
NFI Group Inc.	1	9
Norbord Inc.	1	39
Northland Power Inc. (b)	2	75
Nutrien Ltd.	2	101
ONEX Corporation	1	75
Open Text Corporation	1	61
Pan American Silver Corp.	2	55
Paramount Resources Ltd - Class A (a) (b)	4	15
Parex Resources Inc. (a)	3	48
Park Lawn Corporation	1	15
Parkland Corporation	2	63
Pason Systems Inc.	1	6
Pembina Pipeline Corporation (b)	2	54
Prairiesky Royalty Ltd. (b)	2	17
Premium Brands Holdings Corporation	1	40
Pretium Resources Inc. (a)	2	25
Quebecor Inc. - Class B	2	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Quincaillerie Richelieu Ltee	1	34
Real Matters Inc. (a)	1	17
Restaurant Brands International Limited Partnership	1	49
Ritchie Bros. Auctioneers Incorporated	1	45
Ritchie Bros. Auctioneers Incorporated	1	42
Rogers Communications Inc. - Class B	1	41
Rogers Communications Inc. - Class B	1	38
Rogers Sugar Inc.	4	16
Roxgold Inc. (a)	16	20
Royal Bank of Canada	4	336
Royal Bank of Canada	5	379
Russel Metals Inc.	1	16
Saputo Inc.	2	45
Secure Energy Services Inc.	3	5
Seven Generations Energy Ltd. - Class A (a)	5	28
Shaw Communications Inc. - Class B	6	113
ShawCor Ltd. (a)	2	6
Shopify Inc. - Class A (a)	—	71
Sienna Senior Living Inc.	2	17
Sleep Country Canada Holdings Inc.	1	19
SNC-Lavalin Group Inc.	3	51
SSR Mining Inc. (a)	3	60
Stantec Inc.	1	32
Stelco Holdings Inc. (a)	2	34
Stella-Jones Inc.	1	25
Sun Life Financial Inc.	1	53
Sun Life Financial Inc.	1	22
Suncor Energy Inc.	3	44
Suncor Energy Inc.	8	136
Superior Plus Corp.	4	41
TC Energy Corporation	4	165
Teck Resources Limited - Class B	6	105
Teranga Gold Corporation (a)	3	31
TF1 International	1	67
The Bank of Nova Scotia	4	227
The North West Company Inc. (b)	1	28
The Toronto-Dominion Bank	3	177
The Toronto-Dominion Bank	1	34
Thomson Reuters Corporation	1	49
Timbercreek Financial Corp. (b)	3	19
TMX Group Limited	—	30
Topicus.com Inc (a) (d)	—	1
TORC Oil & Gas Ltd. (a)	7	15
Torex Gold Resources Inc. (a)	2	31
Toromont Industries Ltd.	1	42
Tourmaline Oil Corp	3	43
TransAlta Corporation	2	34
TransAlta Corporation	8	61
Transcontinental Inc. - Class A	2	27
Tricon Residential Inc.	2	15
Turquoise Hill Resources Ltd. (a)	1	10
Vermilion Energy Inc. (a)	2	11
Wajax Corporation	1	12
Waste Connections, Inc.	—	41
Wesdome Gold Mines Ltd (a)	3	25
West Fraser Timber Co. Ltd.	1	64
Western Forest Products Inc. (a) (b)	12	12
Westshore Terminals Investment Corporation	1	11
Wheaton Precious Metals Corp.	1	29
Whitecap Resources Inc.	18	69
Winpak Ltd.	—	13
WSP Canada Inc.	1	77
Yamana Gold Inc.	6	33
		10,673
France 7.4%
ABC Arbitrage (a)	1	12
Accor SA (a)	1	42
Aeroports de Paris	—	28
Albioma	1	32
ALD (e)	2	26
Alstom (a)	1	52
Alten (a)	—	53
Amundi (a)	—	25
Arkema	1	110
AtoS SE (a)	1	109
AXA SA	4	99
Beneteau SA	1	9
Bigben Interactive (a)	—	11
Biomerieux SA	—	36
BNP Paribas SA (a)	3	140
Bollore SA	8	34
Bonduelle	—	9
Bouygues SA	2	73
Bureau Veritas (a)	2	62
Capgemini SA	1	171
Carrefour SA	9	163
CGG (a)	11	11
Cie de Saint-Gobain (a)	3	133
Cie Generale d'Optique Essilor International SA (a)	1	85
CNP Assurances SA (a)	1	16
Coface SA (a)	1	12
Compagnie Generale des Etablissements Michelin	1	155
Compagnie Plastic Omnium	1	31
Credit Agricole SA (a)	4	45
Danone	3	192
Dassault Aviation SA (a)	—	15
Dassault Systemes SA	—	29
Derichebourg (a)	4	26
EDENRED	1	56
Eiffage (a)	1	141
Electricite de France	6	94
Elior Group (a)	2	10
Elis SA (a)	4	63
Engie (a)	5	69
ERAMET (a)	—	25
Europcar Mobility Group (a) (b)	3	2
Eutelsat Communications	3	32
Faurecia (a)	1	67
Fnac Darty (a)	1	50
Gaztransport Et Technigaz	—	38
Getlink S.E. (a)	2	35
Guerbet	—	11
Hermes International SCA	—	98
ID Logistics (a)	—	29
Iliad SA	—	51
Imerys	1	27
IPSEN	1	43
Ipsos	1	26
Jacquet Metal Service	1	19
JC Decaux SA (a)	1	17
Kaufman & Broad SA	1	23
Kering SA	—	151
Korian S.A. (a)	1	36
L.D.C.	—	10
Lagardere SCA (a) (b)	1	14
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	242
Lectra	1	27
Legrand SA	2	136
LNA Sante	—	11
L'Oreal SA	—	86
LVMH Moet Hennessy Louis Vuitton SE	1	492
Maisons Du Monde (a)	1	18
Mersen (a)	1	20
Metropole Television (a)	1	10
Natixis (a)	14	46
Neoen (a) (b)	1	45
Nexans (a)	—	24
Nexity	1	27
NYSE B.V.	1	74
Orange SA	17	200
Orpea (a)	—	64
Pernod-Ricard SA	—	54
Peugeot SA (a)	9	252
Pharmagest Interactive	—	15
Publicis Groupe SA	6	277
Quadient SAS	1	10
Remy Cointreau SA	—	38
Renault SA (a)	2	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Rexel (a)	4	68
Rothschild & Co	1	26
Rubis	1	35
Safran (a)	1	142
Sanofi SA	1	144
Sartorius Stedim Biotech	—	40
Savencia SA (a)	—	6
Schneider Electric SE (a)	1	147
SCOR (a)	3	98
SEB SA	—	43
Societe BIC SA	—	16
Societe Generale SA (a)	3	73
Sodexo SA (a)	1	83
SOITEC (a)	—	39
Somfy SA	—	25
Sopra Steria Group (a)	—	51
Spie SA	3	60
STEF (a)	—	11
SUEZ	2	39
Synergie (a)	—	12
Tarkett (a)	1	9
Teleperformance	—	91
Television Francaise 1	1	12
Thales SA	1	73
Thermador Groupe	—	10
Tikehau Capital	—	12
Total SA	11	473
Trigano	—	18
Ubisoft Entertainment (a)	1	66
Valeo	4	170
Vallourec (a) (b)	—	6
Veolia Environnement	2	40
Vicat	—	10
Vilmorin & Cie	—	6
VINCI	3	313
Virbac (a)	—	14
Vivendi SA	2	59
Worldline (a)	1	97
		8,170
Germany 7.1%
1&1 Drillisch AG	1	32
Aareal Bank AG (a)	1	18
Adidas AG - Class N (a)	1	187
ADO Properties S.A.	1	25
Aixtron SE (a)	2	30
Allgeier SE	—	4
Allianz SE	1	294
Aroundtown SA	5	36
ATOSS Software AG	—	8
Aurubis AG	—	36
BASF SE - Class N	2	148
Bayer AG - Class N	3	205
Bayerische Motoren Werke AG	2	202
Baywa Aktiengesellschaft	—	13
Bechtle Aktiengesellschaft	—	80
Beiersdorf AG	—	24
Bilfinger SE	1	25
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien (a)	2	15
Brenntag AG - Class N	2	189
CANCOM SE	—	21
Carl Zeiss Meditec AG	—	30
Ceconomy AG	2	22
Ceconomy AG (a)	2	13
CEWE Stiftung & Co. KGaA	—	26
CompuGroup Medical SE & Co. KGaA - Class A	—	31
Continental AG	1	165
Corestate Capital Holding S.A. (a)	1	13
Covestro AG	2	145
CropEnergies AG	2	22
CTS Eventim AG & Co. KGaA (a)	1	49
Daimler AG - Class N	6	408
Delivery Hero SE (a)	—	25
Deutsche Bank Aktiengesellschaft - Class N (a)	10	114
Deutsche Beteiligungs AG	—	11
Deutsche Boerse AG - Class N	1	115
Deutsche EuroShop AG - Class N (a)	1	18
Deutsche Lufthansa AG (a)	4	50
Deutsche Pfandbriefbank AG (a)	2	23
Deutsche Post AG - Class N	4	185
Deutsche Telekom AG - Class N	26	481
DEUTZ Aktiengesellschaft (a)	3	19
Dialog Semiconductor PLC (a)	1	58
Dr. Honle AG	—	1
Dresdner Bank AG (a)	16	105
Durr Aktiengesellschaft	1	26
DW Property Invest GmbH	1	60
E.ON SE - Class N	9	103
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	—	11
Evonik Industries AG	2	52
Fielmann AG (a)	—	27
Fraport AG Frankfurt Airport Services Worldwide (a)	—	28
freenet AG - Class N	2	41
Fresenius Medical Care AG & Co. KGaA	2	184
Fresenius SE & Co. KGaA	3	137
Fuchs Petrolub SE	1	24
GEA Group AG	1	54
Gerresheimer AG	1	56
Grand City Properties S.A.	1	22
Grenke Bank AG	—	15
Hamburger Hafen und Logistik Aktiengesellschaft	1	20
Hannover Rueck SE - Class N	—	38
Hapag-Lloyd Aktiengesellschaft	—	20
HeidelbergCement AG	1	103
HELLA GmbH & Co. KGaA (a)	1	33
Hellofresh SE (a)	1	94
Henkel AG & Co. KGaA	—	23
Hochtief AG	—	27
HORNBACH Holding AG & Co. KGaA	—	34
Hugo Boss AG	1	31
Hypoport SE - Class N (a)	—	38
INDUS Holding Aktiengesellschaft	—	10
Infineon Technologies AG - Class N	4	144
Instone Real Estate Group AG (a) (c)	—	13
JENOPTIK Aktiengesellschaft	1	29
K+S Aktiengesellschaft - Class N	2	23
Kion Group AG	2	137
Klockner & Co SE - Class N (a)	3	25
Knorr - Bremse Aktiengesellschaft	—	44
Koenig & Bauer AG (a)	1	15
KWS SAAT SE & Co. KGaA	—	15
LANXESS Aktiengesellschaft	1	101
LEG Immobilien AG	—	58
Merck KGaA	—	21
MLP SE	2	15
MTU Aero Engines AG - Class N	1	130
Muenchener Rueckversicherungs AG - Class N	—	93
Nagarro SE (a)	—	21
Nemetschek SE	1	57
New Work SE - Class N	—	14
Nexus AG	—	21
Nordex SE (a)	2	44
NORMA Group SE	—	22
Patrizia AG - Class N	1	17
ProSiebenSat.1 Media SE (a)	5	87
PSI Software AG	—	13
Puma SE (a)	—	28
Rational AG	—	42
Rheinmetall Aktiengesellschaft	1	69
RWE AG	3	112
SAF-HOLLAND GmbH (a)	2	27
Salzgitter AG (a)	1	21
SAP SE	2	283
Scout24 Holding GmbH	1	66
Siemens AG - Class N	1	136
Siemens Energy AG (a)	—	17
Siemens Healthineers AG	—	25
Siltronic AG	—	52
Sixt SE (a)	—	40
Software Aktiengesellschaft	1	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
STRATEC SE	—	8
Stroer SE & Co. KGaA	1	52
Sudzucker AG	1	16
Symrise AG	—	60
TAG Immobilien AG	1	37
TAKKT AG (a)	2	20
Tele Columbus AG (a)	2	10
Telefonica Deutschland Holding AG	28	77
ThyssenKrupp AG (a)	2	16
TUI AG (a) (c)	1	5
Uniper SE	2	57
United Internet AG - Class N	2	74
Varta AG (a) (b)	—	27
VERBIO Vereinigte BioEnergie AG	1	29
Volkswagen AG	—	41
Vonovia SE	1	92
Wacker Chemie AG	—	27
Wacker Neuson SE - Class N (a)	2	39
Wuestenrot & Wuerttembergische AG - Class N	1	10
Zeal Network SE - Class N	—	15
zooplus AG (a)	—	12
		7,855
Switzerland 6.7%
ABB Ltd. - Class N	4	128
Adecco Group AG - Class N	2	120
Alcon AG (a)	3	179
Allreal Holding AG - Class N	—	50
ALSO Holding AG - Class N	—	22
Arbonia Solutions AG	1	16
ARYZTA AG (a) (b)	11	9
Autoneum Holding AG - Class N	—	19
Bachem Holding AG - Class N	—	40
Baloise Holding AG - Class N	—	88
Banque Cantonale De Geneve	—	18
Banque Cantonale Vaudoise - Class N	—	33
Barry Callebaut AG - Class N	—	67
Basilea Pharmaceutica AG - Class N (a)	—	12
BELIMO Holding AG - Class N	—	18
Bell AG - Class N	—	11
Berner Kantonalbank AG	—	23
BKW Energie AG	—	23
Bobst Group SA - Class N	—	12
Bossard Holding AG	—	16
Bucher Industries AG	—	39
Burckhardt Compression Holding AG	—	14
Burkhalter Holding AG	—	21
Cembra Money Bank AG	—	40
Clariant AG - Class N	3	66
Coca-Cola HBC AG	2	63
COLTENE Holding AG - Class N	—	15
Comet Holding AG - Class N	—	11
Compagnie Financiere Richemont SA	1	130
Conzzeta AG	—	36
Credit Suisse Group AG - ADR	1	18
Credit Suisse Group AG - Class N	9	112
DKSH Holding AG	—	36
dormakaba Holding AG - Class N	—	23
Dufry AG - Class N (a)	1	67
EFG International AG - Class N	2	12
Emmi AG - Class N	—	42
EMS-Chemie Holding AG	—	35
Flughafen Zurich AG - Class N (a)	—	51
Forbo Holding AG - Class N	—	27
GAM Holding AG - Class N (a)	3	7
Geberit AG - Class N	—	103
Georg Fischer AG - Class N	—	77
Givaudan SA - Class N	—	81
Glencore PLC (a)	46	148
Helvetia Holding AG	—	48
HIAG Immobilien Holding AG (a)	—	26
Huber+Suhner AG - Class N	—	35
Implenia AG	1	15
Ina Invest Holding AG (a)	—	2
INFICON Holding AG - Class N	—	31
Interroll Holding AG - Class N	—	28
Intershop Holding AG	—	21
IWG PLC	20	93
Julius Bar Gruppe AG - Class N	2	131
Jungfraubahn Holding AG (a)	—	19
Kardex Holding AG	—	29
Kühne + Nagel International AG	—	81
LafargeHolcim Ltd.	2	135
Landis+Gyr Group AG	—	34
LEM Holding SA - Class N	—	21
Lindt & Spruengli AG - Class N	—	100
Logitech International S.A. - Class N	1	128
Lonza Group AG	—	152
Luzerner Kantonalbank AG - Class N	—	36
Metall Zug AG	—	15
Mobimo Holding AG	—	26
Nestle SA - Class N	11	1,262
Novartis AG - Class N	4	364
OC Oerlikon Corporation AG, Pfaffikon	3	31
Orior AG - Class N	—	14
Partners Group Holding AG	—	124
PSP Swiss Property AG - Class N	—	39
Resurs Holding AB	4	21
Rieter Holding AG - Class N (b)	—	16
Roche Holding AG	—	25
Schindler Holding AG - Class N	—	44
Sensirion Holding AG (a)	—	23
SFS Group AG	—	30
SGS SA - Class N	—	72
Siegfried Holding AG - Class N (a)	—	33
SIG Combibloc Services AG	4	87
Sika AG	1	184
Sonova Holding AG	—	60
SSM Scharer Schweiter Mettler AG	—	38
St.Galler Kantonalbank AG - Class N	—	24
STMicroelectronics NV	3	120
Straumann Holding AG - Class N	—	50
Sulzer AG - Class N	—	21
Swatch Group AG	—	99
Swatch Group AG - Class N	1	28
Swiss Life Holding AG - Class N	—	108
Swiss Prime Site AG - Class N	1	81
Swiss Re AG	1	124
Swisscom AG - Class N	—	202
Swissquote Group Holding SA - Class N	—	29
Temenos Group AG - Class N	1	71
u-blox Holding AG - Class N (a)	—	21
UBS Group AG	9	131
Valiant Holding AG	—	23
Valora Holding AG - Class N (a)	—	16
VAT Group AG	—	59
Vaudoise Assurances Holding SA - Class N	—	10
Vifor Pharma AG	—	31
Vifor Pharma Management AG	—	76
Vontobel Holding AG - Class N	1	42
VZ Holding AG - Class N	—	16
V-ZUG AG (a)	—	9
Zug Estates Holding AG	—	16
Zuger Kantonalbank	—	14
Zurich Insurance Group AG - Class N	—	168
		7,440
Australia 6.5%
A.P. Eagers Limited (b)	2	16
Adelaide Brighton Ltd.	8	20
Afterpay Limited (a)	—	24
AGL Energy Limited	2	17
ALS Limited	6	41
Altium Limited	—	12
Alumina Ltd.	15	22
AMP Ltd. (a)	31	37
Ampol Limited	1	32
Ansell Limited	1	40
APA Group	5	37
ARB Corporation Limited	2	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Aristocrat Leisure Limited	3	63
ASX Ltd.	—	21
Atlas Arteria Limited	8	42
Aurizon Holdings Limited	16	47
AusNet Services Holdings Pty Ltd	18	25
Australia & New Zealand Banking Group Ltd.	7	130
Bank of Queensland Ltd.	9	55
Bapcor Limited	6	39
Beach Energy Ltd.	29	41
Bega Cheese Limited	3	14
Bendigo and Adelaide Bank Ltd.	5	34
BHP Group Limited - ADR (b)	6	391
BHP Group PLC	6	164
BHP Group PLC	8	271
BHP Group PLC - ADR	4	209
Bingo Industries Limited	13	25
BlueScope Steel Ltd.	3	47
Boral Ltd.	16	63
Brambles Limited	3	22
Breville Group Limited	2	32
Brickworks Ltd.	1	19
Carsales.com Limited	3	44
Challenger Financial Services Group Ltd.	5	27
CIMIC Group Limited (a)	1	13
Cleanaway Waste Management Limited	13	24
Coca-Cola Amatil Ltd.	6	55
Cochlear Ltd.	—	40
CODAN Limited	3	24
Coles Group Limited	5	68
Collins Foods Limited	3	23
Commonwealth Bank of Australia	3	195
Computershare Ltd.	4	49
Consolidated Transport Industries Pty Ltd (a) (b)	2	22
Cooper Energy Limited (a)	47	14
Costa Group Holdings Limited	10	33
Crown Resorts Limited	2	18
CSL Ltd.	1	209
CSR Ltd.	8	31
Data#3 Limited.	4	18
Deterra Royalties Limited (a)	3	12
Domain Holdings Australia Limited	7	24
Domino's Pizza Enterprises Limited	1	56
Downer EDI Ltd.	15	61
Eclipx Group Limited (a)	23	31
Elders Limited	3	26
Emeco Holdings Limited (a)	23	21
Equity Trustees Limited	1	13
Estia Health Limited	12	16
Event Hospitality and Entertainment Ltd	1	9
Evolution Mining Limited	8	31
Flight Centre Ltd.	2	19
Fortescue Metals Group Ltd.	9	171
G.U.D. Holdings Limited	3	26
G8 Education Limited	17	16
Genworth Mortgage Insurance Australia Limited	7	13
GrainCorp Limited - Class A	2	6
Hansen Technologies Limited	8	22
Harvey Norman Holdings Ltd.	9	33
HT&E Limited (b)	8	12
HUB24 Limited	1	17
IDP Education Limited	1	21
Iluka Resources Limited	3	16
IMDEX Ltd	17	22
Incitec Pivot Ltd. (a)	31	54
Independence Group NL	8	40
Inghams Group Limited	8	18
Insurance Australia Group Ltd.	12	43
Integral Diagnostics Limited	3	11
InvoCare Limited	2	20
IOOF Holdings Ltd	11	30
IPH Limited	4	19
IRESS Limited	2	20
JB Hi-Fi Limited	1	50
LendLease Corp. Ltd.	4	39
Lifestyle Communities Ltd	2	17
Link Administration Holdings Limited	8	33
Macquarie Group Limited	1	143
Magellan Financial Group Ltd	1	27
McMillan Shakespeare Limited	1	11
Medibank Private Limited	15	36
Mesoblast Limited (a) (b)	5	9
Metcash Limited	23	60
Mineral Resources Limited	2	68
Myer Holdings Limited (a) (b)	28	6
National Australia Bank Ltd.	11	200
Netwealth Group Ltd.	1	8
Network Limited	14	18
Newcrest Mining Ltd.	2	42
NEXTDC Limited (a)	1	14
NIB Holdings Ltd	4	19
Nine Entertainment Co. Holdings Limited	23	41
Northern Star Resources Ltd.	5	54
NRW Holdings Limited	14	33
Nufarm Limited (a)	7	23
NYMET Holdings Inc.	21	22
OceanaGold Corporation (a)	7	14
Oil Search Ltd.	23	67
Oramelius Resources Limited	23	29
Orica Ltd.	4	44
Origin Energy Ltd.	8	29
Orora Limited	13	28
OZ Minerals Ltd.	5	67
Peet Limited	13	12
Pendal Group Limited	4	22
Perpetual Limited	1	23
Perseus Mining Limited (a)	27	27
Platinum Investment Management Limited	7	21
Premier Investments Limited	2	37
Pro Medicus Limited	1	32
Qantas Airways Ltd. (a)	3	12
QBE Insurance Group Ltd.	8	53
Qube Holdings Limited	11	26
Ramsay Health Care Ltd.	1	32
REA Group Ltd.	—	38
Regis Resources Ltd.	6	18
Reliance Worldwide Corporation Limited	8	26
Resolute Mining Limited (a)	27	16
Rio Tinto Ltd.	2	150
Sandfire Resources NL	5	22
Santos Ltd.	23	112
Saracen Mineral Holdings Ltd. (a)	4	13
SEEK Limited	2	38
Select Harvests Limited	4	17
Senex Energy Limited (a)	82	20
Service Stream Limited	11	16
Seven Group Holdings Limited (b)	2	33
Seven West Media Limited (a)	32	8
Sigma Healthcare Ltd (a)	30	14
Silver Lake Resources Limited (a)	27	37
SIMS Limited	3	31
Smartgroup Corporation Ltd	3	16
Sonic Health Care Ltd.	3	73
South32 Limited	27	51
Spark Infrastructure Management Limited	13	21
St Barbara Limited	10	19
Steadfast Group Ltd	6	18
Suncorp Group Ltd.	6	43
Super Retail Group Limited	2	19
Superloop Limited (a) (b)	21	17
Sydney Airport Corporation Limited (a)	5	22
Tabcorp Holdings Ltd.	18	54
Tassal Group Limited	7	19
Technology One Limited	2	13
Telstra Corp. Ltd.	12	29
The Star Entertainment Group Limited	12	33
Transurban Group	4	45
Treasury Wine Estates Limited	4	30
United Malt Group Limited	2	7
Virtus Health Limited	3	13
Viva Energy Australia Group Pty Ltd	15	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Vocus Group Limited (a)	9	29
Webjet Limited (b)	6	22
Wesfarmers Ltd.	3	132
Western Areas Ltd.	13	27
Westpac Banking Corporation	10	152
Whitehaven Coal Limited (b)	9	12
Woodside Petroleum Ltd.	3	57
Woolworths Group Ltd.	4	124
WorleyParsons Ltd.	3	22
		7,246
Netherlands 4.0%
Aalberts N.V.	2	68
ABN AMRO Bank N.V. - DUTCHCERT	4	38
Accell Group N.V.	—	13
Adyen B.V. (a)	—	61
Aegon NV	12	49
Airbus SE (a)	2	167
Akzo Nobel N.V.	—	25
Altice N.V. - Class A (a)	7	44
Amsterdam Commodities N.V.	1	21
Arcadis NV (a)	2	55
argenx SE (a)	—	24
ASM International N.V.	1	151
ASML Holding - ADR	1	562
ASR Nederland N.V.	2	88
BAM Group (a)	3	6
Basic-Fit N.V. (a)	1	42
BE Semiconductor Industries N.V.	1	59
CNH Industrial N.V. (a)	19	234
Corbion - Class C	1	61
Fiat Chrysler Automobiles N.V. (a)	13	229
Flow Traders N.V.	1	27
Heineken NV	1	86
IMCD B.V.	—	52
ING Groep N.V.	12	110
Intertrust N.V.	1	18
Just Eat Takeaway.Com N.V. (a) (b)	1	57
Just Eat Takeaway.Com N.V. (a)	1	57
Koninklijke Ahold Delhaize N.V.	12	352
Koninklijke Boskalis Westminster N.V. - Class C (a)	1	22
Koninklijke DSM N.V.	1	154
Koninklijke KPN N.V.	64	194
Koninklijke Philips N.V.	2	121
Koninklijke Vopak N.V.	1	45
NN Group N.V.	2	79
OCI N.V. (a)	1	14
Ordina N.V.	3	10
PostNL NV	9	32
Prosus N.V. (a)	1	74
Randstad NV	2	125
Royal Dutch Shell PLC - Class B	1	24
Royal Dutch Shell PLC - Class B - ADR	12	415
SBM Offshore N.V.	3	52
Signify N.V.	2	100
Sligro Food Group N.V.	—	7
TKH Group N.V. - DUTCHCERT	—	20
TomTom N.V. (a)	2	22
Wolters Kluwer NV - Class C	2	174
		4,440
Sweden 3.5%
AAK AB (publ)	1	12
AB Sagax - Class B	1	17
ACM 2001 AB	2	23
Addlife AB - Class B	1	11
Addnode Group Aktiebolag (publ) - Class B (a)	—	4
Addtech AB - Class B	3	42
AF Poyry AB - Class B (a)	1	31
Ahlstrom-Munksjo Oyj (b)	1	31
Aktiebolaget Electrolux - Class B	2	53
Aktiebolaget SKF - Class B	3	89
Aktiebolaget Volvo - Class A (a)	2	48
Aktiebolaget Volvo - Class B (a)	9	205
Alfa Laval AB (a)	3	79
Alimak Group AB (publ)	1	12
Ambea AB ( publ ) (a)	2	13
Annehem Fastigheter AB (publ) - Class B (a)	1	2
Arjo AB (publ) - Class B	3	20
Assa Abloy AB - Class B	1	24
Atlas Copco Aktiebolag - Class A	1	76
Atlas Copco Aktiebolag - Class B	1	39
Attendo International AB (a)	2	12
Avanza Bank Holding AB	2	64
Axfood Aktiebolag	1	25
Beijer Alma AB - Class B	1	12
Betsson AB - Class B (a)	4	36
Bilia AB - Class A (a)	1	13
Billerudkorsnas Aktiebolag (Publ)	2	29
BioGaia AB - Class B	—	16
Biotage AB (a)	2	26
Boliden AB	2	87
Bonava AB (Publ) (a)	1	10
Bravida Holding AB	2	23
Bure Equity AB	1	37
Castellum AB	1	16
Catena AB	—	13
Clas Ohlson Aktiebolag - Class B (a)	2	21
Cloetta AB - Class B	5	16
Coor Service Management Holding AB (a)	1	13
Dometic Group AB (publ) (a)	5	64
Duni AB (a)	2	23
Dustin Group AB	2	18
Electrolux Professional AB (publ) - Class B (a)	2	13
Elekta AB (publ) - Class B	3	47
Eltel AB (a)	5	14
Epiroc Aktiebolag - Class A	2	30
Epiroc Aktiebolag - Class B	1	15
Essity Aktiebolag (publ)	2	55
Evolution Gaming Group AB (publ)	1	61
Fabege AB	1	10
Fastighets Ab Balder - Class B (a)	—	22
G&L Beijer Ref AB - Class B	1	26
Getinge AB - Class B	2	36
Granges AB (a) (b)	3	32
Hennes & Mauritz AB - Class B (a)	3	53
Hexagon Aktiebolag - Class B	—	44
Hexpol AB - Class B	3	31
HMS Networks AB (a)	1	21
Hoist Finance AB (publ) (a) (b)	2	8
Holmen Aktiebolag - Class B	—	21
Hufvudstaden AB - Class A	2	31
Husqvarna Aktiebolag - Class B	4	57
ICA Gruppen Aktiebolag	1	35
Indutrade Aktiebolag (a)	2	41
Instalco AB	1	29
Intrum AB	1	23
JM AB (b)	1	34
Knowit Aktiebolag (publ) (a)	1	31
Kungsleden Aktiebolag	1	12
Lagercrantz Group Aktiebolag - Class B	4	33
Lifco Ab (Publ)	—	40
Lindab International AB	2	40
Loomis AB - Class B	1	27
Lundin Petroleum AB	1	19
MIPS AB	1	42
Modern Times Group MTG AB - Class B (a) (b)	1	18
Mycronic AB (publ)	1	29
NCC Aktiebolag - Class B	1	27
Nobia AB (a)	3	22
Nobina AB (publ) (a)	4	31
Nolato AB (publ) - Class B (a)	—	18
Nordic Entertainment Group AB - Class B (a)	1	53
Nyfosa AB (a)	3	31
OEM International Aktiebolag - Class B (a)	—	17
Pandox Aktiebolag (a)	1	15
Peab AB - Class B (a)	3	30
Ratos AB - Class B	7	32
Recipharm AB (publ) - Class B (a)	1	28
Saab AB - Class B	1	20
Samhallsbyggnadsbolaget i Norden AB (b)	11	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Sandvik AB (a)	2	44
Scandi Standard AB (publ) (a)	1	6
Sectra Aktiebolag - Class B (a)	—	38
Securitas AB - Class B	4	60
Skandinaviska Enskilda Banken AB - Class A (a)	6	61
Skanska AB - Class B	4	99
SSAB AB - Class A (a)	7	25
SSAB AB - Class B (a) (b)	7	23
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	5	80
Svenska Handelsbanken AB - Class A	5	54
Swedbank AB - Class A	4	62
Swedish Match AB	1	61
Swedish Orphan Biovitrum AB (Publ) (a)	2	36
Systemair AB (a)	1	18
Tele2 AB - Class B	4	56
Telefonaktiebolaget LM Ericsson - Class B	7	83
Telia Co. AB	11	45
Thule Group AB (a)	1	32
Trelleborg AB - Class B	4	82
Troax Group AB	1	13
VBG Group AB (publ) - Class B (a)	1	13
Wallenstam AB - Class B	1	15
Wihlborgs Fastigheter AB	1	26
		3,880
Italy 2.4%
A2A SpA	22	35
Acea SpA	1	23
Amplifon S.p.A (a)	2	73
ANIMA Holding S.p.A.	5	26
Assicurazioni Generali SpA	4	63
Atlantia SpA (a)	3	62
Azimut Holding S.p.A.	3	59
Banca Farmafactoring S.p.A. (e)	4	25
Banca Generali S.p.A.	1	25
Banca IFIS S.p.A.	1	16
Banca Mediolanum SpA	3	26
Banca Piccolo Credito Valtellinese S.p.A. O (a)	3	40
Banca Popolare Di Sondrio - Societa' Cooperativa Per Azioni (a)	8	22
Banco BPM Societa' Per Azioni	24	53
Bper Banca Spa	16	29
Brunello Cucinelli S.p.A. (a) (b)	1	31
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	26
Cerved Group SpA (a)	4	33
Danieli & C. Officine Meccaniche S.p.A.	1	10
DiaSorin S.p.A.	—	45
Enel SpA	25	251
ENI SpA	10	103
Erg S.P.A.	1	25
Ferrari N.V.	—	90
Finecobank Banca Fineco SPA (a)	5	74
Guala Closures S.p.A. (a) (c)	2	19
Hera S.p.A.	16	60
I.M.A. Industria Macchine Automatiche S.P.A. (a)	—	23
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	27
Interpump Group SpA	1	53
Intesa Sanpaolo SpA	52	122
Iren S.p.A.	7	18
Italgas S.p.A.	5	29
Italmobiliare S.p.A.	—	16
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a) (b)	17	17
Leonardo S.p.A.	5	34
Mediobanca SpA (a)	9	83
Moncler S.p.A. (a)	2	97
Mutuionline S.P.A.	—	21
OVS SpA (a) (b)	12	16
Piaggio & C. S.p.A.	7	21
Pirelli & C. S.p.A. (a) (b)	5	28
Poste Italiane - Societa' Per Azioni	2	19
Prada S.p.A. (a)	5	36
Prysmian S.p.A.	2	61
Rai Way S.P.A.	2	14
Recordati Industria Chimica E Farmaceutica S.p.A.	1	28
Reply S.p.A.	—	38
Saipem S.p.A. (b)	5	13
Salini Impregilo S.p.A. (b)	11	16
Saras S.p.A. (a) (b)	13	10
SeSa S.P.A. (a)	—	11
Snam Rete Gas SpA	25	139
Societa' Cattolica Di Assicurazione - Societa' Cooperativa (a) (b)	4	21
Sol S.p.A.	1	11
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	1	12
Technogym S.p.A. (a)	1	10
Telecom Italia SpA	83	38
Terna – Rete Elettrica Nazionale S.p.A.	6	49
Tinexta S.P.A. (a)	1	36
UniCredit S.p.A. (a)	10	96
Unipol Gruppo Finanziario S.P.A.	7	33
UnipolSai Assicurazioni S.p.A.	4	10
Zignago Vetro S.p.A	1	14
		2,664
Hong Kong 2.3%
AIA Group Limited	41	502
ASM Pacific Technology Ltd.	3	44
Bank of East Asia Ltd.	11	24
Cafe de Coral Holdings Ltd.	8	17
Camsing International Holding Limited (f)	12	—
Cathay Pacific Airways Limited (a) (b)	20	18
Chinese Estates Holdings Limited	17	8
Chow Tai Fook Jewellery Group Limited	22	28
CITIC Telecom International Holdings Limited	33	10
CK Asset Holdings Limited	13	67
CK Hutchison Holdings Limited	14	101
CK Infrastructure Holdings Limited	4	21
CLP Holdings Ltd.	4	42
Dah Sing Financial Holdings Limited	4	11
Dairy Farm International Holdings Ltd.	2	8
Far East Consortium International Limited	25	9
First Pacific Company Limited	56	18
Galaxy Entertainment Group Ltd. (a)	5	39
Giordano International Limited	30	4
Great Eagle Holdings Limited	4	11
Guoco Group Limited	1	12
Haitong International Securities Group Limited	71	17
Hang Lung Group Ltd.	10	25
Hang Lung Properties Ltd.	8	21
Hang Seng Bank Ltd.	2	35
Henderson Land Development Co. Ltd.	6	23
HK Electric Investments Limited	27	27
HKT Trust	50	65
Hong Kong & China Gas Co. Ltd.	10	16
Hong Kong Exchanges & Clearing Ltd.	3	169
Hongkong Land Holdings Ltd.	4	16
Hysan Development Co. Ltd.	6	22
Johnson Electric Holdings Limited	13	32
K. Wah International Holdings Ltd.	48	23
Kerry Logistics Network Limited	9	20
Kerry Properties Ltd.	9	24
Kowloon Development Company Limited	11	11
Lifestyle International Holdings Limited (a)	7	6
Luk Fook Holdings International Ltd.	4	10
Man Wah Holdings Limited	13	29
Mandarin Oriental International Ltd. (a)	12	21
Melco International Development Limited	11	21
Miramar Hotel and Investment Company, Limited	6	10
MTR Corp.	4	20
NagaCorp Ltd.	12	16
New World Development Company Limited	12	55
NWS Holdings Ltd.	22	20
Pacific Basin Shipping Limited	99	19
Pacific Century Premium Developments Limited (a)	6	1
Pacific Textiles Holdings Limited	21	14
PCCW Ltd.	52	31
Polytec Asset Holdings Limited	29	3
Power Assets Holdings Ltd.	2	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Sands China Ltd.	4	18
Shangri-La Asia Ltd. (a)	10	9
Shun Tak Holdings Limited	28	9
Sino Land Co. (b)	25	33
SJM Holdings Limited	22	25
Sun Hung Kai Properties Ltd.	4	58
SUNeVision Holdings Ltd.	15	14
Swire Pacific Limited - Class B	17	16
Swire Pacific Ltd. - Class A	6	33
Swire Properties Limited	5	16
Tai Cheung Holdings Limited	11	7
Techtronic Industries Company Limited	6	93
Television Broadcasts Limited	6	6
The Hongkong and Shanghai Hotels, Limited	11	10
The Kowloon Motor Bus Holdings Limited	9	17
United Laboratories International Holdings Ltd	36	26
Value Partners Group Limited	39	21
Vitasoy International Holdings Ltd.	12	47
VSTECS Holdings Limited	22	18
VTech Holdings Ltd.	1	11
WH Group Limited	104	88
Wharf Real Estate Investment Company Limited	7	36
Xinyi Glass Holdings Limited	24	67
Yue Yuen Industrial Holdings Ltd.	8	17
		2,525
Denmark 2.2%
A P Moller - Maersk A/S - Class A	—	48
A P Moller - Maersk A/S - Class B	—	38
Aktieselskabet Schouw & Co.	—	14
ALK-Abello A/S - Class B (a)	—	28
Alm. Brand A/S (a)	1	16
Ambu A/S - Class B	1	41
Bavarian Nordic A/S (a) (b)	2	51
Carlsberg A/S - Class B	—	76
ChemoMetec A/S	—	23
Chr. Hansen Holding A/S (a)	1	58
Coloplast A/S - Class B	—	51
Dampskibsselskabet NORDEN A/S	2	28
Danske Bank A/S (a)	6	93
Demant A/S (a)	1	27
DFDS A/S (a)	—	21
DSV Panalpina A/S	1	85
FLSmidth & Co. A/S (a)	1	23
Genmab A/S (a)	—	97
GN Store Nord A/S	1	100
H Lundbeck A/S	1	45
ISS A/S	2	26
Jyske Bank A/S (a)	1	39
Netcompany Group A/S (a)	—	44
NKT A/S (a)	1	23
Novo Nordisk A/S - Class B	4	305
Novozymes A/S - Class B	1	83
Orsted A/S	—	68
Pandora A/S	2	223
PER AARSLEFF Holding A/S - Class B	1	31
Ringkjobing Landbobank. Aktieselskab	—	38
Rockwool International A/S - Class A	—	39
Rockwool International A/S - Class B	—	32
Royal Unibrew A/S	1	110
Scandinavian Tobacco Group A/S	1	17
SimCorp A/S	1	90
Spar Nord Bank A/S - Class B (a)	1	11
Sydbank A/S (a)	1	32
Topdanmark A/S	1	42
Torm PLC - Class A (b)	2	13
Tryg A/S	1	21
Vestas Wind Systems A/S	1	139
Zealand Pharma A/S (a)	1	19
		2,408
Spain 2.1%
Acciona,S.A.	—	58
Acerinox, S.A.	2	20
ACS, Actividades de Construccion y Servicios, S.A.	5	150
AENA, S.M.E., S.A. (a)	—	58
Almirall, S.A.	1	17
Amadeus IT Group SA	1	67
Atresmedia Corporacion de Medios de Comunicacion, S.A.	4	15
Banco Bilbao Vizcaya Argentaria, S.A.	14	70
Banco Bilbao Vizcaya Argentaria, S.A. - ADR (b)	7	37
Banco de Sabadell, S.A. (a)	35	15
Banco Santander, S.A.	40	124
Bankia SA	18	31
Bankinter SA	9	46
CaixaBank, S.A.	23	60
Cellnex Telecom, S.A.	—	21
CIE Automotive, S.A.	1	27
Compania De Distribucion Integral Logista Holdings, S.A.	1	23
Construcciones Y Auxiliar De Ferrocarriles, S.A	1	32
Ebro Foods, S.A.	1	12
Enagas SA	3	70
ENCE Energia y Celulosa, S.A. (b)	6	23
Endesa SA	2	44
Euskaltel, S.A.	2	18
Faes Farma, SA	4	16
Ferrovial, S.A.	1	25
Fluidra S.A.	1	21
Fomento De Construcciones Y Contratas, S.A.	1	10
Gestamp Automocion, S.A.	3	16
Global Dominion Access, S.A. (a)	2	11
Grifols, S.A.	1	42
Grupo Catalana Occidente, S.A.	1	18
Iberdrola, Sociedad Anonima	26	367
Indra Sistemas, S.A. (a)	1	11
Industria de Diseno Textil, S.A.	3	103
Laboratorios Farmaceuticos ROVI, S.A.	1	28
Liberbank, S.A.	38	12
MAPFRE, S.A. (b)	20	38
Mediaset Espana Comunicacion, S.A. (a)	3	15
Melia Hotels International, S.A. (a)	3	19
Naturgy Energy Group SA	2	56
Neinor Homes, S.A. (a)	2	20
Pharma Mar, S.A.	—	30
Prosegur Compa?ia de Seguridad, S.A.	5	15
Red Electrica Corporacion, S.A.	3	63
Repsol SA	6	66
Sacyr, S.A.	4	10
Siemens Gamesa Renewable Energy, S.A.	1	51
Solarpack Corporacion Tecnologica, S.A. (a)	—	13
Tecnicas Reunidas, S.A. (a) (b)	1	11
Telefonica SA	31	123
Tubacex, S.A. (a) (b)	7	12
Unicaja Banco, S.A. (a)	22	19
Vidrala SA	—	9
Viscofan, S.A.	—	31
Zardoya Otis SA	2	11
		2,330
Finland 1.6%
Adapteo Oyj (a)	1	9
Cargotec Oyj	—	17
Citycon Oyj	1	11
Elisa Oyj	1	64
Finnair Oyj (a)	19	18
Fortum Oyj	3	61
Huhtamaki Oyj	1	61
Kemira Oyj	3	44
Kesko Oyj - Class A	2	41
Kesko Oyj - Class B	3	86
Kojamo Oyj	1	26
Kone Corporation	1	62
Konecranes Abp	1	38
Lassila & Tikanoja Oyj	1	15
Marimekko OYJ (a)	—	14
Neles Finland Oy	1	14
Neste Oyj	2	121
Nokia Oyj (a)	23	89
Nokian Renkaat Oyj	2	78
Nordea Bank ABP	9	76

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Olvi Oyj - Class A	—	19
Orion Oyj - Class A	—	17
Orion Oyj - Class B	1	48
Outokumpu Oyj (a) (b)	6	26
Outotec Oyj	4	45
Ponsse Oyj	—	15
Revenio Group Oyj	—	14
Sampo Oyj - Class A	2	73
Sanoma Oyj	1	24
Stora Enso Oyj - Class R	6	123
Terveystalo Oyj	1	13
Tietoevry Oyj	2	62
Tikkurila Oyj	1	21
Tokmanni Group Oyj	1	19
UPM-Kymmene Oyj	4	142
Uponor Oyj	1	21
Vaisala Oyj - Class A	1	32
Valmet Oy	2	53
Wartsila Oyj	4	42
YIT Oyj (a) (b)	4	24
		1,778
Belgium 1.2%
Ackermans	—	37
ageas SA/NV	2	93
Agfa-Gevaert NV (a)	3	12
AKKA Technologies (a)	—	11
Anheuser-Busch InBev	3	245
Barco	1	13
Bpost	3	34
Colruyt SA	1	47
Compagnie D'entreprises CFE (a)	—	18
D'ieteren	—	20
Econocom Group	4	11
Elia Group	—	36
Euronav	4	34
Fagron	1	14
Galapagos (a)	—	6
Gimv	1	35
Immobel	—	14
KBC Groep NV	1	90
Kinepolis Group (a) (b)	—	8
Lotus Bakeries	—	22
Melexis	—	21
NV Bekaert SA	1	17
Ontex Group (a) (b)	2	31
Orange Belgium	—	13
Proximus	2	41
Recticel	2	32
Shurgard Self Storage Europe	—	20
Solvay SA	2	198
Telenet Group Holding	—	18
Tessenderlo Group (a)	—	14
UCB SA	—	42
Umicore	1	67
VGP	—	11
		1,325
Ireland 1.1%
AIB Group Public Limited Company (a)	8	17
Bank of Ireland Group Public Limited Company (a)	15	60
C & C Group Public Limited Company (a)	4	13
Cairn Homes Public Limited Company (a)	11	13
CRH public limited company - ADR	11	457
Flutter Entertainment Public Limited Company (a)	—	92
Flutter Entertainment Public Limited Company (a)	1	125
Glambia Plc	2	24
Grafton Group Public Limited Company	3	40
Greencore Group Public Limited Company (a)	4	7
Irish Continental Group, Public Limited Company	3	19
James Hardie Industries Public Limited Company - CDI	2	57
Kerry Group Plc	—	63
Kingspan Group Plc (a)	2	109
Smurfit Kappa Funding Designated Activity Company	3	133
UDG Healthcare Public Limited Company	1	15
		1,244
Israel 0.9%
Airport City Ltd (a)	—	7
Alony Hetz Properties & Investments Ltd	1	17
Alrov Properties & Lodgings Ltd.	—	4
Amot Investments Ltd.	2	9
Bank Hapoalim BM	5	32
Bank Leumi Le-Israel BM	8	45
Bezeq Israeli Telecommunication Corp. Ltd.	16	16
Cellcom Israel Ltd. (a)	4	22
Clal Insurance Co Ltd. (a)	1	11
Danel (Adir Yehoshua) Ltd.	—	28
Delek Automotive Systems Ltd.	1	13
Delek Group Ltd.	—	3
Elbit Systems Ltd.	—	24
Elbit Systems Ltd.	—	9
Electra Ltd	—	19
Enlight Renewable Energy Ltd. (a)	9	19
Equital Ltd. (a)	1	21
Formula Systems (1985) Ltd.	—	24
Fox - Wizel Ltd	—	18
Gav-Yam Bayside Land Corp. Ltd.	3	27
Harel Insurance Investments & Financial Services Ltd.	1	12
Hilan Ltd	1	32
Inrom Construction Industries Ltd	4	17
Isracard Ltd.	4	13
Israel Chemicals Ltd.	7	37
Israel Discount Bank Ltd.	10	38
Isras - Investment Co. Ltd.	—	11
Magic Software Enterprises Ltd.	1	20
Matrix I.T. Ltd	1	24
Maytronics Ltd.	2	30
Melisron Ltd.	—	12
Menora Mivtachim Insurance Ltd.	1	22
Mizrahi Tefahot Bank Ltd.	1	23
Nice Ltd. (a)	—	29
Nova Measuring Instruments Ltd. (a)	1	45
Oil Refineries Ltd	23	5
Partner Communications Co Ltd (a)	1	8
Paz Oil Company Limited	—	9
Plus500 Ltd	2	31
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	30
Shikun & Binui Ltd.	4	26
Shufersal Ltd.	2	14
Strauss Group Ltd	1	17
Summit Real Estate Holdings Ltd	—	5
Teva Pharmaceutical Industries Ltd - ADR (a)	2	20
The First International Bank of Israel Limited	1	24
The Phoenix Holdings Ltd	2	15
Tower Semiconductor Ltd. (a)	2	55
		992
Singapore 0.9%
Allied Esports Entertainment, Inc.	16	12
Ascendas India Trust (g)	12	12
BOC Aviation Limited	4	33
Bukit Sembawang Estates Limited	3	8
BW LPG PTE. LTD.	4	30
CapitaLand Ltd.	15	39
City Developments Ltd.	2	15
ComfortDelgro Corp. Ltd.	30	38
DBS Group Holdings Ltd.	4	84
First Resources Limited	16	16
Genting Singapore Limited	15	10
Golden Agri-Resources Ltd.	129	16
Haw Par Corp. Ltd.	4	31
Hong Leong Finance Limited F.K.A	5	9
Hutchison Port Holdings Trust	85	17
IGG Singapore Pte Ltd.	10	11
Jardine Cycle & Carriage Ltd.	1	19
Keppel Corporation Limited	5	22
Keppel Infrastructure Trust	46	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Olam International Limited	13	15
Oversea-Chinese Banking Corporation Limited (b)	5	41
Sembcorp Industries Ltd	20	26
SembCorp Marine Ltd. (a) (b)	156	17
Sheng Siong Group Ltd.	22	26
Singapore Airlines Ltd. (a)	10	32
Singapore Airport Terminal Services Ltd. (a)	11	34
Singapore Exchange Ltd.	4	26
Singapore Post Limited	16	9
Singapore Press Holdings Ltd.	37	32
Singapore Technologies Engineering Ltd.	10	28
Singapore Telecommunications Limited	23	40
StarHub Ltd	19	19
United Overseas Bank Ltd.	4	68
UOL Group Ltd.	2	12
Venture Corp. Ltd.	3	40
Wilmar International Limited	9	31
Wing Tai Holdings Limited	9	14
XP Power PLC	—	23
		974
Norway 0.8%
AF Gruppen ASA	1	29
Aker ASA	1	20
Aker ASA	1	35
Atea ASA	1	11
Austevoll Seafood ASA	1	14
Bonheur ASA	1	24
Borregaard ASA	1	19
Bouvet ASA	—	11
BW Energy Limited (a)	1	2
BW Offshore Limited (a)	3	14
Crayon Group Holding ASA (a)	1	10
DNB Bank ASA	3	48
Entra ASA (b)	1	14
Equinor ASA	5	91
Eurizon Opportunita	6	38
Fjordkraft Holding ASA	1	12
Frontline Ltd.	2	13
Gjensidige Forsikring ASA	1	23
Grieg Seafood ASA (b)	2	16
Kongsberg Gruppen ASA	1	28
Leroy Seafood Group ASA	3	20
Norsk Hydro ASA	6	26
Norwegian Finans Holding ASA (a)	4	36
Odfjell Drilling Ltd. (a) (b)	7	14
Orkla ASA	2	25
PGS ASA (a)	6	4
Protector Forsikring ASA (a)	1	5
SalMar ASA	—	14
Sbanken ASA (a)	3	21
Scatec Solar ASA	—	20
Sparebank 1 Sr-Bank Asa	5	51
Storebrand ASA (a)	5	39
Subsea 7 S.A. (a)	2	19
Telenor ASA	2	27
TGS NOPEC Geophysical Company ASA	1	15
TOMRA Systems ASA	1	32
Veidekke ASA	1	10
Yara International ASA	1	61
		911
Austria 0.6%
ams AG (a)	4	85
Andritz AG	1	28
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft	1	18
BAWAG Group AG	1	35
CA Immobilien Anlagen Aktiengesellschaft	1	25
Erste Group Bank AG	2	57
EVN AG	1	15
IMMOFINANZ AG (a)	—	8
Lenzing Aktiengesellschaft (a) (b)	—	10
Mayr-Melnhof Karton Aktiengesellschaft	—	28
OMV AG	2	62
Osterreichische Post Aktiengesellschaft (b)	1	23
Raiffeisen Bank International AG (a)	3	71
RHI Magnesita N.V.	—	17
S IMMO AG	1	16
S&T System Integration & Technology Distribution AG (a)	1	14
Strabag SE	—	12
Telekom Austria Aktiengesellschaft	2	13
UNIQA Insurance Group AG	2	15
Verbund AG	1	43
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	1	21
Voestalpine AG	2	82
		698
New Zealand 0.6%
a2 Milk Co. Ltd. (a)	2	21
Air New Zealand Limited (a)	6	8
Arvida Group Limited	8	11
Auckland International Airport Limited (a)	4	20
Chorus Limited	6	36
Contact Energy Limited	3	16
EBOS Group Limited	1	19
Fisher & Paykel Healthcare Corp.	1	16
Fletcher Building Ltd. (a)	11	45
Freightways Limited	3	19
Genesis Energy Limited	7	19
Heartland Group Holdings Limited (b)	20	24
Infratil Limited	7	37
IWL Broking Solutions Limited	3	11
Kathmandu Holdings Limited (a)	24	23
Mainfreight Limited	1	66
Mercury NZ Limited	7	35
Meridian Energy Limited	7	37
Ryman Healthcare Ltd.	2	17
SKYCITY Entertainment Group Limited	5	11
Spark New Zealand Ltd.	14	47
Summerset Group Holdings Limited	4	35
Xero Limited (a)	—	37
Z Energy Limited (a)	2	4
		614
Luxembourg 0.4%
Aperam	1	33
ArcelorMittal (a)	5	104
Befesa	1	50
Eurofins Scientific SE	1	97
L'Occitane International S.A.	5	14
Millicom International Cellular SA - SDR	2	81
RTL Group SA (a)	1	34
SES S.A. - DRC	1	9
Stabilus S.A.	—	15
Tenaris SA	2	14
		451
United States of America 0.3%
Bausch Health Companies Inc. (a)	2	37
Burford Capital Limited - Class C (a)	5	44
Carnival PLC - ADR (b)	—	9
Diversified Gas & Oil PLC	9	13
Iamgold Corp. (a)	5	19
Ovintiv Canada ULC	6	80
Ovintiv Canada ULC	2	24
Primo Water Holdings LLC	2	25
Qiagen N.V. (a)	1	32
Samsonite International S.A. (a)	18	33
		316
Portugal 0.3%
Alphaquest Original Ltd	4	14
Altri, SGPS, S.A.	3	22
EDP Renovaveis, S.A.	1	35
Energias de Portugal SA	8	50
Galp Energia, SGPS, S.A.	5	50
Jeronimo Martins, SGPS, S.A.	2	32
NOS, SGPS, SA.	4	13
Ren - Redes Energeticas Nacionais, SGPS, S.A.	8	24
SEMAPA - Sociedade de Investimento e Gestao, SGPS, S.A.	1	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SONAE - S.G.P.S., S.A.	20	16
		264
China 0.1%
BOC Hong Kong Holdings Ltd.	15	46
FIH Mobile Limited (a) (b)	151	19
SITC International Holdings Company Limited	22	48
Yangzijiang Shipbuilding (Holdings) Ltd.	35	26
		139
Monaco 0.1%
Endeavour Mining Corporation (a)	2	56
Macau 0.1%
MGM China Holdings Limited	13	23
Wynn Macau, Limited (a)	12	21
		44
United Arab Emirates 0.0%
Mediclinic International PLC (a)	10	39
NMC Health PLC (f)	1	—
Mexico 0.0%
Fresnillo PLC	2	38
Chile 0.0%
Antofagasta PLC	2	38
Jersey 0.0%
Centamin PLC	18	30
Georgia 0.0%
Bank of Georgia Group Plc (a)	1	12
TBC Bank Group PLC (a)	1	15
		27
Liechtenstein 0.0%
Liechtensteinische Landesbank Aktiengesellschaft	—	10
VP Bank AG	—	10
		20
Malta 0.0%
Kindred Group PLC - SDR (a)	2	18
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a)	49	17
Isle of Man 0.0%
Strix Group PLC	5	16
Netherlands Antilles 0.0%
Hunter Douglas N.V.	—	13
Bermuda 0.0%
Chow Sang Sang Holdings International Limited	8	9
Colombia 0.0%
Frontera Energy Corporation (a)	2	5
Total Common Stocks (cost $94,146)		108,576
PREFERRED STOCKS 1.1%
Germany 0.5%
Bayerische Motoren Werke AG	—	32
Dragerwerk AG & Co. KGaA (h)	—	16
Fuchs Petrolub SE	1	48
Henkel AG & Co. KGaA (h)	—	50
Jungheinrich Aktiengesellschaft	2	67
Porsche Automobil Holding SE (h)	1	72
Sartorius AG	—	70
Sixt SE	—	11
STO SE & Co. KGaA	—	16
Volkswagen AG (h)	1	197
		579
Switzerland 0.5%
Roche Holding AG	2	552
Italy 0.1%
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	14
Danieli & C. Officine Meccaniche S.p.A.	2	24
Telecom Italia SpA	88	46
		84
Total Preferred Stocks (cost $950)		1,215
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a)	6	2
Total Rights (cost $2)		2
WARRANTS 0.0%
Switzerland 0.0%
Compagnie Financiere Richemont SA (a)	2	1
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 0.07% (i) (j)	1,593	1,593
Investment Companies 1.2%
JNL Government Money Market Fund, 0.02% (i) (j)	1,301	1,301
Total Short Term Investments (cost $2,894)		2,894
Total Investments 101.5% (cost $97,992)		112,688
Other Assets and Liabilities, Net (1.5)%		(1,635)
Total Net Assets 100.0%		111,053

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $51 and 0.0% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Convertible security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Guala Closures S.p.A.	06/25/19	13	19	—
Instone Real Estate Group AG	02/26/20	13	13	—
Integrafin Holdings PLC	04/24/20	17	21	0.1
TUI AG	12/27/19	11	5	—
		54	58	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 24.7%
3D Systems Corporation (a) (b)	15	153
Acacia Communications, Inc. (a)	3	229
Accenture Public Limited Company - Class A	18	4,717
ACI Worldwide, Inc. (a)	8	300
Adobe Inc. (a)	12	5,854
ADS Alliance Data Systems, Inc.	3	245
ADTRAN, Inc.	6	82
Advanced Energy Industries, Inc. (a)	3	329
Advanced Micro Devices, Inc. (a)	22	1,991
Agilysys, Inc. (a)	1	31
Akamai Technologies, Inc. (a)	8	802
Alarm.Com Holdings, Inc. (a)	2	237
Alpha and Omega Semiconductor Limited (a)	3	78
Altair Engineering Inc. - Class A (a)	1	70
Alteryx, Inc. - Class A (a)	1	144
Ambarella Inc. (a)	3	237
Amdocs Limited	7	521
American Software, Inc. - Class A	2	30
Amkor Technology, Inc.	29	444
Amphenol Corporation - Class A	9	1,149
Amtech Systems, Inc. (a)	1	6
Analog Devices, Inc.	9	1,324
Anaplan, Inc. (a)	2	150
ANSYS, Inc. (a)	2	885
AppFolio, Inc. - Class A (a)	—	90
Appian Corporation - Class A (a) (b)	1	198
Apple Inc. (a)	488	64,763
Applied Materials, Inc.	27	2,345
Applied Optoelectronics, Inc. (a) (b)	1	9
Arista Networks, Inc. (a)	3	943
Arlo Technologies, Inc. (a)	6	49
Arrow Electronics, Inc. (a)	6	592
Aspen Technology, Inc. (a)	4	522
Atlassian Corporation PLC - Class A (a)	1	288
Autodesk, Inc. (a)	5	1,656
Automatic Data Processing, Inc.	16	2,898
Avalara, Inc. (a)	2	385
Avaya Holdings Corp. (a)	8	155
Avid Technology, Inc. (a)	3	52
Avnet, Inc.	8	290
Axcelis Technologies, Inc. (a)	3	87
AXT, Inc. (a)	1	9
Badger Meter, Inc.	3	247
Bel Fuse Inc. - Class B	1	20
Belden Inc.	5	205
Benchmark Electronics, Inc.	7	178
Black Knight, Inc. (a)	6	488
Blackbaud, Inc. (a)	3	168
Blackline, Inc. (a)	1	187
Booz Allen Hamilton Holding Corporation - Class A	8	700
Bottomline Technologies Inc. (a)	2	100
Broadcom Inc.	11	5,030
Broadridge Financial Solutions, Inc.	6	902
Brooks Automation Inc.	5	317
CACI International Inc. - Class A (a)	2	571
Cadence Design Systems Inc. (a)	8	1,135
CalAmp Corp. (a)	3	26
Calix, Inc. (a)	6	170
Cardtronics Group Limited - Class A (a)	7	244
Cass Information Systems, Inc.	1	48
CDK Global, Inc.	9	446
CDW Corp.	6	819
Ceridian HCM Holding Inc. (a)	4	471
CEVA Inc. (a)	1	36
Ciena Corp. (a)	13	683
Cirrus Logic Inc. (a)	5	381
Cisco Systems, Inc.	124	5,541
Citrix Systems Inc.	4	575
Clearfield, Inc. (a)	1	15
Cloudera, Inc. (a)	4	63
CMC Materials Inc.	2	273
Cognex Corp.	7	541
Cognizant Technology Solutions Corp. - Class A	20	1,654
Coherent Inc. (a)	2	258
Cohu Inc. (a)	5	179
CommScope Holding Company, Inc. (a)	11	149
Communications Systems Inc. (a)	1	6
CommVault Systems Inc. (a)	2	126
Computer Task Group Inc. (a)	3	16
Comtech Telecommunications Corp.	1	25
Concentrix Solutions Corporation (a)	6	561
Conduent Inc. (a)	15	70
Cornerstone OnDemand, Inc. (a)	3	123
Corning Incorporated	31	1,130
Coupa Software Incorporated (a)	1	349
Cree, Inc. (a)	6	632
CSG Systems International, Inc.	4	188
CTS Corp.	3	115
Cyberoptics Corp. (a)	1	13
Daktronics Inc. (a)	5	23
Dell Technology Inc. - Class C (a)	6	404
Digi International Inc. (a)	4	69
Digital Turbine USA, Inc. (a)	3	145
Diodes Inc. (a)	5	381
DocuSign, Inc. (a)	2	461
Dolby Laboratories, Inc. - Class A	4	431
Dropbox, Inc. - Class A (a)	11	245
DSP Group, Inc. (a)	1	17
DXC Technology Company (a)	20	516
Dynatrace Holdings LLC (a)	6	261
Ebix Inc.	4	158
EchoStar Corp. - Class A (a)	4	88
Elastic NV (a)	2	271
EMCORE Corporation (a)	3	18
Endurance International Group Holdings, Inc. (a)	8	71
Enphase Energy, Inc. (a)	4	716
Entegris, Inc.	10	945
Envestnet, Inc. (a)	2	144
EPAM Systems, Inc. (a)	1	477
ePlus Inc. (a)	2	148
Euronet Worldwide Inc. (a)	4	547
EVERTEC, Inc.	6	250
EVO Payments, Inc. - Class A (a)	1	30
ExlService Holdings Inc. (a)	3	252
F5 Networks, Inc. (a)	4	699
Fabrinet (a)	2	180
Fair Isaac Corporation (a)	1	667
FARO Technologies Inc. (a)	2	125
Fastly, Inc. - Class A (a)	2	209
Fidelity National Information Services, Inc.	15	2,099
FireEye, Inc. (a)	2	49
First Solar, Inc. (a)	7	645
Fiserv, Inc. (a)	14	1,640
Fitbit, Inc. - Class A (a)	31	210
Five9 Inc. (a)	1	218
FleetCor Technologies Inc. (a)	4	1,127
Flex Ltd. (a)	45	806
FLIR Systems Inc.	10	430
FormFactor Inc. (a)	8	338
Fortinet, Inc. (a)	6	855
Frequency Electronics Inc. (a)	1	11
Gartner Inc. (a)	4	581
Genpact Limited	16	647
Global Payments Inc.	7	1,606
Globant S.A. (a)	3	552
GoDaddy Inc. - Class A (a)	7	584
GSI Technology, Inc. (a)	1	6
GTT Communications Inc. (a) (b)	8	27
Guidewire Software, Inc. (a)	4	535
Hackett Group Inc.	3	47
Harmonic, Inc. (a)	10	77
Hewlett Packard Enterprise Company	65	767
HP Inc.	40	984
HubSpot Inc. (a)	1	563
Ichor Holdings, Ltd. (a)	2	73
Infinera Corporation (a)	26	273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
INPHI Corporation (a)	2	391
Insight Enterprises, Inc. (a)	4	289
Intel Corporation	152	7,579
InterDigital Communications, Inc.	4	227
International Business Machines Corporation	39	4,953
Intevac Inc. (a)	1	7
Intuit Inc.	6	2,350
IPG Photonics Corporation (a)	2	494
Itron Inc. (a)	3	318
J2 Cloud Services, LLC (a)	4	421
Jabil Inc.	17	743
Jack Henry & Associates Inc.	3	413
Juniper Networks, Inc.	14	316
KBR, Inc.	15	456
Key Tronic Corp. (a)	—	3
Keysight Technologies, Inc. (a)	8	1,117
Kimball Electronics Group, LLC (a)	3	42
KLA-Tencor Corp.	7	1,772
Knowles Corporation (a)	11	201
Kulicke & Soffa Industries Inc.	9	275
KVH Industries Inc. (a)	2	17
Lam Research Corp.	5	2,563
Lattice Semiconductor Corp. (a)	7	338
Leidos Holdings Inc.	9	926
Limelight Networks, Inc. (a)	7	29
Littelfuse Inc.	2	435
Liveramp, Inc. (a)	5	370
Lumentum Holdings Inc. (a)	3	290
MACOM Technology Solutions Holdings, Inc. (a)	4	205
MagnaChip Semiconductor, Ltd. (a)	4	55
Manhattan Associates Inc. (a)	4	415
Mantech International Corp. - Class A	3	236
Marvell Technology Group Ltd	22	1,049
MasterCard Incorporated - Class A	27	9,712
Maxim Integrated Products, Inc. (a)	10	886
MAXIMUS Inc.	6	448
MaxLinear, Inc. (a)	6	221
Methode Electronics Inc.	5	202
Microchip Technology Incorporated	10	1,363
Micron Technology, Inc. (a)	38	2,868
Microsoft Corporation	205	45,522
MicroStrategy Inc. - Class A (a)	1	338
Mimecast Uk Limited (a)	3	157
MKS Instruments, Inc.	4	638
MongoDB, Inc. - Class A (a)	1	304
Monolithic Power Systems Inc.	1	388
Motorola Solutions Inc.	5	840
MTS Systems Corp. (a)	2	139
National Instruments Corp.	8	337
NCR Corporation (a)	10	376
NeoPhotonics Corporation (a)	3	28
NetApp, Inc.	10	656
NETGEAR, Inc. (a)	5	184
NetScout Systems, Inc. (a)	8	224
New Relic, Inc. (a)	3	183
NIC Inc.	5	129
NortonLifelock Inc.	25	527
Novantas Inc. (a)	3	330
Nuance Communications, Inc. (a)	13	553
NVE Corp.	—	26
NVIDIA Corporation	12	6,479
Okta, Inc. - Class A (a)	2	460
On Semiconductor Corporation (a)	31	1,013
Onespan, Inc. (a)	3	70
Onto Innovation Inc. (a)	4	187
Oracle Corporation	75	4,839
OSI Systems Inc. (a)	2	182
Palo Alto Networks, Inc. (a)	1	476
Paychex Inc.	16	1,490
Paycom Software, Inc. (a)	2	991
Paylocity Holding Corporation (a)	2	450
Paypal Holdings, Inc. (a)	17	4,003
PC Connection, Inc. (a)	3	146
PDF Solutions Inc. (a)	2	51
Pegasystems Inc.	3	338
Perficient, Inc. (a)	3	159
Perspecta Inc.	12	300
PFSweb Inc. (a)	2	15
Photronics Inc. (a)	7	78
Plexus Corp. (a)	3	266
Power Integrations Inc.	5	389
PRGX Global, Inc. (a)	1	7
Progress Software Corp.	4	185
Proofpoint, Inc. (a)	2	325
PTC Inc. (a)	5	553
Pure Storage, Inc. - Class A (a)	10	223
Q2 Holdings, Inc. (a)	1	73
QAD Inc. - Class A	1	39
Qorvo, Inc. (a)	4	739
Qualcomm Incorporated	34	5,237
Qualys, Inc. (a)	2	281
Rambus Inc. (a)	13	231
RealNetworks, Inc. (a)	2	3
RealPage, Inc. (a)	7	608
Ribbon Communications Inc. (a)	7	46
Richardson Electronics Ltd.	1	3
RingCentral, Inc. - Class A (a)	1	435
Rogers Corp. (a)	2	276
Sabre Corporation (a)	23	271
SailPoint Technologies Holdings, Inc. (a)	1	59
Salesforce.Com, Inc. (a)	13	2,984
Sanmina Corp. (a)	8	269
Sapiens International Corporation N.V.	1	25
ScanSource Inc. (a)	4	101
Science Applications International Corp.	5	433
SeaChange International Inc. (a)	2	3
Seagate Technology Public Limited Company	15	936
Semtech Corp. (a)	4	269
ServiceNow, Inc. (a)	2	1,090
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	1	187
Skyworks Solutions, Inc.	7	1,081
SMART Global Holdings, Inc. (a)	4	150
Smartsheet Inc. - Class A (a)	1	72
SolarEdge Technologies Ltd. (a)	4	1,127
SolarWinds Corporation (a)	3	52
Splunk Inc. (a)	2	408
Spotify Technology S.A. (a)	1	201
SPS Commerce, Inc. (a)	2	230
Square, Inc. - Class A (a)	2	463
SS&C Technologies Holdings, Inc.	11	771
Stratasys, Inc. (a) (b)	5	108
Super Micro Computer, Inc. (a)	2	73
Sykes Enterprises Inc. (a)	5	194
Synaptics Incorporated (a)	3	308
Synchronoss Technologies, Inc. (a)	4	21
SYNNEX Corporation (a)	6	463
Synopsys Inc. (a)	5	1,224
TE Connectivity Ltd.	11	1,322
TeleNav Inc. (a)	3	16
Teradata Corporation (a)	10	236
Teradyne Inc.	8	959
Tessco Technologies Inc. (a)	1	4
Texas Instruments Incorporated	35	5,814
The Trade Desk, Inc. - Class A (a)	1	801
The Western Union Company	15	340
Transact Technologies Inc. (a)	—	1
Trimble Inc. (a)	11	710
TTEC Holdings, Inc.	5	333
TTM Technologies, Inc. (a)	17	230
Twilio Inc. - Class A (a)	2	677
Tyler Technologies Inc. (a)	1	368
Ultra Clean Holdings, Inc. (a)	3	93
Unisys Corp. (a)	4	77
Universal Display Corporation	2	542
Upstate Property Rentals, LLC (a)	2	246
Veeco Instruments Inc. (a)	5	90
Verint Systems Inc. (a)	5	338
VeriSign, Inc. (a)	3	749
ViaSat, Inc. (a)	5	160

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Viavi Solutions Inc. (a)	17	250
Virtusa Corporation (a)	4	183
Visa Inc. - Class A	46	10,040
Vishay Intertechnology Inc.	13	276
Vishay Precision Group, Inc. (a)	1	22
VMware, Inc. - Class A (a)	2	310
Vontier Corporation (a)	5	175
Western Digital Corporation (a)	14	777
Wex, Inc. (a)	2	346
Workday, Inc. - Class A (a)	2	398
Xerox Holdings Corporation	20	469
Xilinx, Inc.	8	1,118
Xperi Holding Corporation	15	305
Zebra Technologies Corp. - Class A (a)	2	584
Zendesk, Inc. (a)	1	132
Zoom Video Communications, Inc. - Class A (a)	2	595
		318,391
Financials 13.2%
1st Source Corporation	5	185
Affiliated Managers Group, Inc.	4	422
AFLAC Incorporated	22	994
Alleghany Corporation (a)	1	374
Allegiance Bancshares, Inc.	2	58
Ally Financial Inc.	23	805
Altabancorp	1	19
A-Mark Precious Metals, Inc. (a)	—	10
Ambac Financial Group, Inc. (a)	4	63
American Equity Investment Life Holding Company	7	188
American Express Company (a)	21	2,538
American Financial Group, Inc.	5	457
American International Group, Inc.	26	984
American National Bankshares Inc.	1	16
American National Group, Inc.	2	151
Ameriprise Financial, Inc.	9	1,712
Ameris Bancorp	7	258
Amerisafe, Inc.	2	120
AON Public Limited Company - Class A	8	1,663
Arch Capital Group Ltd. (a)	16	595
Ares Management Corporation - Class A	4	189
Argo Group International Holdings, Ltd.	3	138
Arrow Financial Corporation	2	59
Arthur J Gallagher & Co.	8	989
Artisan Partners Asset Management Inc. - Class A	4	206
Associated Banc-Corp	14	238
Assurant, Inc.	4	547
Assured Guaranty Ltd.	9	268
Atlantic Capital Bancshares, Inc. (a)	1	18
Atlantic Union Bank	8	262
AXIS Capital Holdings Limited	6	278
Axos Financial, Inc. (a)	7	269
Banc of California, Inc.	11	162
BancFirst Corporation	3	202
BancorpSouth Bank	8	228
Bank of America Corporation	188	5,697
Bank of Hawaii Corporation	4	284
Bank of Marin Bancorp	2	59
Bank of N.T. Butterfield & Son Limited (The)	7	223
Bank OZK	13	396
BankFinancial Corporation	2	19
BankUnited, Inc.	9	299
Banner Corporation	4	196
Bar Harbor Bankshares	1	30
Berkshire Hathaway Inc. - Class B (a)	46	10,598
Berkshire Hills Bancorp, Inc.	6	110
BGC Partners, Inc. - Class A	34	138
BlackRock, Inc.	3	2,384
Blucora, Inc. (a)	4	68
BOK Financial Corporation	4	302
Boston Private Financial Holdings Inc.	10	81
Bridge Bancorp Inc.	2	45
Brighthouse Financial, Inc. (a)	10	355
Brightsphere Investment Group Inc.	9	174
Brookline Bancorp, Inc.	11	132
Brown & Brown Inc.	15	726
Bryn Mawr Bank Corp.	2	73
C&F Financial Corporation	—	1
Cadence Bancorporation - Class A	15	248
Camden National Corp.	2	68
Cannae Holdings, Inc. (a)	10	423
Capital City Bank Group Inc.	1	25
Capital One Financial Corporation	13	1,305
Capitol Federal Financial	16	196
Cathay General Bancorp	7	216
Cboe Global Markets, Inc.	5	450
CBTX, Inc.	1	32
Central Pacific Financial Corp.	4	70
Central Valley Community Bancorp	—	3
Chubb Limited	11	1,734
Cincinnati Financial Corporation	7	646
CIT Group Inc.	7	234
Citigroup Inc.	51	3,127
Citizens & Northern Corp.	1	15
Citizens Financial Group Inc.	22	804
Citizens Inc. - Class A (a) (b)	4	21
City Holdings Co.	2	136
CME Group Inc. - Class A	7	1,186
CNA Financial Corp.	1	58
CNB Financial Corp.	1	28
CNO Financial Group, Inc.	11	256
Codorus Valley Bancorp Inc.	—	5
Cohen & Steers, Inc.	4	317
Columbia Banking System Inc.	6	231
Columbia Financial, Inc. (a)	6	87
Comerica Inc.	9	527
Commerce Bancshares Inc.	9	566
Community Bank System Inc.	4	228
Community Trust Bancorp Inc.	2	77
ConnectOne Bancorp, Inc.	8	153
Consumer Portfolio Services Inc. (a)	2	9
Cowen Inc. - Class A	2	58
Crawford & Co. - Class B	1	10
Credit Acceptance Corp. (a) (b)	2	526
Cullen/Frost Bankers Inc.	5	421
Customers Bancorp, Inc. (a)	3	60
CVB Financial Corp.	11	219
Diamond Hill Investment Group, Inc. - Class A (a)	—	72
Dime Community Bancshares Inc.	4	62
Discover Financial Services	12	1,115
Donegal Group Inc. - Class A	2	22
Donnelley Financial Solutions, Inc. (a)	5	91
Eagle Bancorp Inc.	5	193
East West Bancorp, Inc.	11	575
Eaton Vance Corp.	9	617
eHealth, Inc. (a)	2	107
Employer Holdings Inc.	4	117
Encore Capital Group, Inc. (a)	4	159
Enova International, Inc. (a)	6	149
Enstar Group Limited (a)	1	260
Enterprise Financial Services Corp.	4	141
Equitable Holdings, Inc.	23	585
Equity Bancshares, Inc. - Class A (a)	1	23
Erie Indemnity Company - Class A	2	563
ESSA Bancorp, Inc.	1	15
Essent Group Ltd.	10	445
Evercore Inc. - Class A	4	471
Everest Re Group, Ltd.	2	352
EZCORP, Inc. - Class A (a)	7	35
FactSet Research Systems Inc.	2	750
Farmers National Banc Corp.	1	11
FB Financial Corporation	6	200
FBL Financial Group, Inc. - Class A	3	137
Federal Agricultural Mortgage Corporation - Class C	1	67
Federated Investors, Inc. - Class B	11	312
Fednat Holding Company	2	10
Fidelity National Financial, Inc. - Class A	17	663
Fifth Third Bancorp	28	782
Financial Institutions Inc.	2	43
First American Financial Corporation	10	512

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
First Bancorp.	4	120
First Bancorp.	22	202
First Bancshares Inc.	1	24
First Busey Corporation	7	145
First Business Financial Services, Inc.	1	17
First Citizens BancShares, Inc. - Class A	1	468
First Commonwealth Financial Corporation	12	130
First Community Bancshares, Inc.	2	38
First Financial Bancorp.	10	179
First Financial Bankshares, Inc.	11	409
First Financial Corporation	1	37
First Financial Northwest, Inc.	1	11
First Foundation Inc.	4	82
First Hawaiian, Inc.	9	201
First Horizon National Corporation	46	592
First Interstate BancSystem, Inc. - Class A	3	141
First Merchants Corporation	6	241
First Mid Bancshares, Inc.	2	55
First Midwest Bancorp, Inc.	12	198
First Republic Bank	5	781
FirstCash, Inc.	3	245
Flagstar Bancorp, Inc.	8	332
Flushing Financial Corp.	3	58
FNB Corp.	30	288
Franklin Resources Inc.	23	581
Fulton Financial Corp.	15	193
GAMCO Investors Inc. - Class A	1	22
GBLI Holdings, LLC - Class A	1	28
Genworth Financial, Inc. - Class A (a)	49	184
German American Bancorp Inc.	4	124
Glacier Bancorp, Inc.	6	267
Globe Life Inc.	7	630
Great Southern Bancorp Inc.	2	89
Great Western Bancorp Inc.	8	165
Green Dot Corporation - Class A (a)	3	194
Greenhill & Co. Inc.	3	30
Greenlight Capital Re, Ltd. - Class A (a)	3	23
Hallmark Financial Services, Inc. (a)	2	8
Hamilton Lane Inc. - Class A	1	115
Hancock Whitney Co.	6	193
Hanmi Financial Corp.	3	39
Hanover Insurance Group Inc.	4	419
HarborOne Bancorp, Inc.	8	83
HCI Group, Inc.	2	79
Heartland Financial USA, Inc.	4	176
Hennessy Advisors Inc. (b)	—	3
Heritage Commerce Corp.	5	40
Heritage Financial Corporation	6	137
Heritage Insurance Holdings, Inc.	3	27
Hilltop Holdings Inc.	10	285
Home BancShares, Inc.	11	223
HomeStreet, Inc.	3	96
HomeTrust Bancshares Inc.	1	28
Hope Bancorp, Inc.	18	197
Horace Mann Educators Corp.	5	209
Horizon Bancorp Inc.	5	72
Houlihan Lokey Inc. - Class A	4	278
Huntington Bancshares Incorporated	61	767
Independence Holding Co.	1	33
Independence Holdings, LLC	12	600
Independent Bank Corp.	3	46
Independent Bank Corp.	3	236
Independent Bank Group, Inc.	6	361
Interactive Brokers Group, Inc. - Class A	6	336
Intercontinental Exchange, Inc.	14	1,584
International Bancshares Corporation	8	302
Invesco Ltd.	25	437
Investors Bancorp, Inc.	25	263
James River Group, Inc.	4	188
Janus Henderson Group PLC	14	471
Jefferies Financial Group Inc.	19	477
JPMorgan Chase & Co.	102	13,018
K.K.R. Co., Inc. - Class A	18	715
Kearny Financial Corp	11	116
Kemper Corp.	6	496
KeyCorp	42	691
Kinsale Capital Group, Inc.	1	295
Lakeland Bancorp Inc.	11	135
Lakeland Financial Corp.	4	196
Lazard Ltd - Class A	11	484
LendingClub Corporation (a)	15	154
LendingTree, Inc. (a) (b)	1	222
Lincoln National Corporation	8	379
Live Oak Bancshares, Inc.	6	281
Loews Corp.	14	628
LPL Financial Holdings Inc.	8	790
M&T Bank Corporation	6	776
Macatawa Bank Corp.	1	5
Maiden Holdings, Ltd. (a)	9	23
Manning & Napier, Inc. - Class A (a)	1	7
Markel Corporation (a)	1	726
MarketAxess Holdings Inc.	1	747
Marlin Business Services Inc.	2	24
Marsh & McLennan Companies, Inc.	13	1,549
MBIA Inc. (a)	14	92
Mercantile Bank Corp.	2	55
Merchants Bancorp, Inc.	1	14
Mercury General Corp.	5	249
Meridian Bancorp, Inc.	10	146
Meta Financial Group, Inc.	5	193
MetLife, Inc.	19	905
MGIC Investment Corp.	10	125
Midland States Bancorp Inc.	2	28
MidWestOne Financial Group Inc.	1	19
Moelis & Company LLC - Class A	5	225
Moody's Corp.	5	1,453
Morgan Stanley	62	4,234
Morningstar Inc.	3	646
Mr. Cooper Group Inc. (a)	3	96
MSCI Inc. - Class A	3	1,157
NASDAQ Inc.	7	912
National Bank Holdings Corp. - Class A	6	186
National Bankshares Inc.	—	2
National General Holdings Corp.	11	368
National Western Life Group Inc. - Class A	1	139
Navient Corporation	19	187
NBT Bancorp Inc.	6	205
Nelnet, Inc. - Class A	3	230
New York Community Bancorp Inc. - Series A	26	269
Nicholas Financial, Inc. (a)	1	5
Nicolet Bankshares, Inc. (a)	—	18
NMI Holdings Inc. - Class A (a)	7	161
Northern Trust Corp.	9	882
Northfield Bancorp Inc.	5	65
Northrim BanCorp Inc.	—	14
Northwest Bancshares Inc.	16	199
OceanFirst Financial Corp.	9	177
Ocwen Financial Corporation (a)	—	7
OFG Bancorp	6	115
Old National Bancorp	17	286
Old Republic International Corp.	23	451
Old Second Bancorp Inc.	1	7
Oppenheimer Holdings Inc. - Class A	1	34
Origin Bancorp, Inc.	1	23
Pacific Premier Bancorp, Inc.	10	317
PacWest Bancorp	7	189
Palomar Holdings, Inc. (a)	—	9
Park National Corp.	2	241
Peapack Gladstone Financial Corp.	2	52
Penns Woods Bancorp Inc.	—	9
PennyMac Financial Services, Inc.	8	528
Peoples Bancorp Inc.	2	57
Peoples Financial Services Corp.	—	8
People's United Financial Inc.	33	430
Pinnacle Financial Partners, Inc.	5	306
Piper Jaffray Cos.	2	182
PJT Partners Inc. - Class A	2	177
Popular Inc.	9	496
Preferred Bank	2	81
Premier Financial Corporation	3	80

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Primerica, Inc.	5	603
Principal Financial Group, Inc.	12	611
ProAssurance Corporation	6	108
PROG Holdings, Inc. (a)	6	310
Progressive Corp.	18	1,769
Prosperity Bancshares Inc.	7	472
Protective Insurance Company - Class B	1	13
Provident Financial Holdings Inc.	—	6
Provident Financial Services, Inc.	9	161
Prudential Bancorp Inc of Pennsylvania	—	4
Prudential Financial Inc.	15	1,174
Pzena Investment Management, Inc. - Class A	2	13
QCR Holdings, Inc.	1	39
Radian Group Inc.	8	171
Raymond James Financial Inc.	8	751
Regional Management Corp.	2	54
Regions Financial Corporation	43	693
Reinsurance Group of America, Incorporated	3	356
RenaissanceRe Holdings Ltd	3	424
Renasant Corporation	7	225
Republic Bancorp Inc. - Class A	2	65
Republic First Bancorp Inc. (a)	2	7
RLI Corp.	3	262
S&P Global Inc.	6	2,004
S&T Bancorp Inc.	5	135
Safety Insurance Group, Inc.	2	127
Sandy Spring Bancorp Inc.	5	150
Santander Consumer USA Holdings Inc.	23	497
Seacoast Banking Corp. of Florida (a)	4	111
SEI Investments Co.	11	607
Selective Insurance Group Inc.	4	300
ServisFirst Bancshares, Inc.	6	223
Sierra BanCorp	1	35
Signature Bank	3	470
Simmons First National Corp. - Class A	9	190
SLM Corporation	40	498
South State Corp.	5	367
Southside Bancshares, Inc.	4	121
State Auto Financial Corp.	7	128
State Street Corporation	11	828
Sterling Bancorp	19	334
Sterling Bancorp, Inc.	3	12
Stewart Information Services Corp.	3	122
Stifel Financial Corp.	10	499
Stock Yards Bancorp Inc.	2	78
StoneX Group Inc. (a)	2	107
SVB Financial Group (a)	2	884
Synchrony Financial	24	824
Synovus Financial Corp.	15	498
T. Rowe Price Group, Inc.	8	1,224
TCF Financial Corporation	15	572
Territorial Bancorp Inc.	1	26
Texas Capital Bancshares, Inc. (a)	5	293
TFS Financial Corporation	11	187
The Allstate Corporation	18	1,958
The Bancorp, Inc. (a)	8	107
The Bank of New York Mellon Corporation	29	1,243
The Blackstone Group Inc. - Class A	15	988
The Charles Schwab Corporation	51	2,697
The First Bancorp, Inc.	1	29
The First of Long Island Corporation	2	42
The Goldman Sachs Group, Inc.	8	2,184
The Hartford Financial Services Group, Inc.	25	1,204
The PNC Financial Services Group, Inc.	10	1,533
The PRA Group, Inc. (a)	4	178
The Travelers Companies, Inc.	15	2,068
Third Point Reinsurance Ltd. (a)	17	160
Tiptree Inc.	3	15
Tompkins Financial Corp.	2	111
TowneBank	11	251
Tradeweb Markets Inc. - Class A	3	188
Trico Bancshares	4	125
Tristate Capital Holdings, Inc. (a)	4	65
Triumph Bancorp, Inc. (a)	5	221
Truist Financial Corporation	33	1,586
TrustCo Bank Corp.	11	75
Trustmark Corp.	8	218
U.S. Bancorp	48	2,248
Ubiquiti Inc.	1	180
UMB Financial Corp.	4	290
Umpqua Holdings Corp.	18	270
United Bankshares Inc.	12	387
United Community Banks, Inc.	10	271
United Fire Group Inc.	3	75
United Insurance Holdings Corp.	8	44
Universal Insurance Holdings, Inc.	6	91
Univest Financial Corporation	3	62
Unum Group	10	219
Valley National Bancorp	32	310
Virtu Financial Inc. - Class A	9	214
Virtus Partners, Inc.	1	174
Voya Financial, Inc.	8	496
W. R. Berkley Corporation	9	577
Waddell & Reed Financial Inc. - Class A	10	258
Walker & Dunlop, Inc.	3	304
Washington Federal Inc.	7	180
Washington Trust Bancorp, Inc.	2	92
Waterstone Financial, Inc.	3	61
Webster Financial Corp.	7	315
Wells Fargo & Company	97	2,941
WesBanco Inc.	6	171
West Bancorporation, Inc.	2	35
Westamerica Bancorp	3	155
Western Alliance Bancorp	9	512
Westwood Holdings Group Inc. (a)	1	12
White Mountains Insurance Group Ltd	—	317
Willis Towers Watson Public Limited Company	4	820
Wintrust Financial Corporation	5	321
WisdomTree Investments, Inc.	17	92
World Acceptance Corp. (a) (b)	1	136
WSFS Financial Corp.	5	233
Zions Bancorp	10	430
		170,297
Industrials 12.5%
3M Company	24	4,216
AAON, Inc.	4	294
AAR Corp.	4	158
ABM Industries Incorporated	7	265
Acacia Research Corporation (a)	2	7
ACCO Brands Corporation	11	97
Acuity Brands, Inc.	3	379
ADT, Inc.	18	138
Advanced Drainage Systems, Inc.	7	558
AECOM (a)	11	532
Aegion Corporation - Class A (a)	3	63
Aerojet Rocketdyne Holdings, Inc. (a)	6	308
AeroVironment, Inc. (a)	2	205
AGCO Corporation	7	683
Air Lease Corporation - Class A	14	601
Air Transport Services Group, Inc. (a)	9	275
Alamo Group Inc.	1	169
Alaska Air Group, Inc.	11	552
Albany International Corp. - Class A	2	150
Allegiant Travel Company (a)	2	300
Allegion Public Limited Company	4	519
Allied Motion Technologies Inc.	1	64
Allison Systems, Inc.	11	489
AMERCO (a)	2	721
Ameresco, Inc. - Class A (a)	1	60
American Airlines Group Inc. (a) (b)	27	424
American Woodmark Corporation (a)	2	206
AMETEK, Inc.	9	1,069
AO Smith Corp.	10	546
Apogee Enterprises, Inc.	4	111
Applied Industrial Technologies, Inc.	4	274
ARC Document Solutions, Inc.	4	6
Arcbest Corporation	4	175
Arcosa, Inc.	4	210
Argan, Inc.	2	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Armstrong Flooring, Inc. (a)	3	11
Armstrong World Industries, Inc.	3	241
ASGN Incorporated (a)	5	411
Astec Industries, Inc.	3	185
Astronics Corporation (a)	2	29
Astronics Corporation - Class B (a)	1	20
Atkore International Group Inc. (a)	5	217
Atlas Air Worldwide Holdings, Inc. (a)	4	205
Avis Budget Group, Inc. (a)	6	224
Axone Intelligence Inc. (a)	3	323
AZZ Inc.	3	123
Barnes Group Inc.	6	282
Barrett Business Services, Inc.	1	79
Beacon Roofing Supply, Inc. (a)	7	291
Boise Cascade Company	5	217
Brady Corp. - Class A	5	276
Brink's Co.	3	202
Builders FirstSource, Inc. (a)	12	501
BWXT Government Group, Inc.	7	414
C.H. Robinson Worldwide, Inc.	8	746
CAI International Inc.	1	29
Carlisle Cos. Inc.	5	723
Carrier Global Corporation	25	939
Casella Waste Systems Inc. - Class A (a)	3	180
Caterpillar Inc.	16	2,953
CBIZ Inc. (a)	7	175
Ceco Environmental Corp. (a)	3	22
Chart Industries, Inc. (a)	3	400
Cimpress Public Limited Company (a)	2	156
Cintas Corp.	4	1,289
CIRCOR International, Inc. (a)	2	62
Civeo Corporation (a)	1	9
Clean Harbors Inc. (a)	5	393
Colfax Corp. (a)	10	382
Columbus Mckinnon Corp.	2	92
Comfort Systems USA Inc.	5	270
Commercial Vehicle Group Inc. (a)	5	39
Construction Partners, Inc. - Class A (a)	3	100
Copart Inc. (a)	7	915
CoreLogic, Inc.	6	482
Cornerstone Building Brands, Inc. (a)	7	67
Costamare Inc.	8	66
CoStar Group, Inc. (a)	1	743
Covanta Holding Corporation	11	150
Covenant Transportation Group, Inc. - Class A (a)	2	33
CRA International, Inc.	1	55
Crane Co.	5	358
CSW Industrials Inc.	2	227
CSX Corp.	24	2,151
Cubic Corp.	3	167
Cummins Inc.	8	1,919
Curtiss-Wright Corp.	4	513
Deere & Company	9	2,385
Delta Air Lines, Inc.	17	686
Deluxe Corp.	5	136
Donaldson Co. Inc.	11	606
Douglas Dynamics, Inc.	3	120
Dover Corporation	7	836
Ducommun Inc. (a)	1	69
DXP Enterprises Inc. (a)	2	40
Dycom Industries, Inc. (a)	5	348
Eagle Bulk Shipping Inc. (a)	—	6
Eaton Corporation Public Limited Company	12	1,411
Echo Global Logistics, Inc. (a)	3	87
EMCOR Group, Inc.	6	588
Emerson Electric Co.	15	1,231
Encore Wire Corp.	3	178
Enerpac Tool Group Corp. - Class A	7	156
EnerSys	4	368
Ennis Inc.	3	58
EnPro Industries, Inc.	3	222
Equifax Inc.	3	597
ESCO Technologies Inc.	2	252
Evoqua Water Technologies Corp. (a)	6	153
ExOne Co. (a) (b)	1	12
Expeditors International of Washington Inc.	8	727
Exponent, Inc.	3	283
Fastenal Co.	27	1,320
Federal Signal Corporation	8	276
FedEx Corporation	9	2,242
Flowserve Corporation	9	328
Fluor Corp. (a)	8	123
Forrester Research Inc. (a)	2	71
Fortive Corporation	12	862
Fortune Brands Home & Security, Inc.	11	980
Forward Air Corp.	3	238
Franklin Covey Co. (a)	1	24
Franklin Electric Co. Inc.	4	295
FreightCar America Inc. (a)	1	3
FTI Consulting Inc. (a)	3	331
GATX Corporation	3	236
Genco Shipping & Trading Limited	1	6
Gencor Industries Inc. (a)	1	7
Generac Holdings Inc. (a)	4	976
General Dynamics Corporation	9	1,317
General Electric Company	153	1,653
Gibraltar Industries Inc. (a)	3	246
GMS Inc. (a)	6	176
Gorman-Rupp Co.	2	79
GP Strategies Corporation (a)	2	23
Graco Inc.	11	796
GrafTech International Ltd.	12	131
Graham Corp.	—	6
Granite Construction Incorporated	5	140
Great Lakes Dredge & Dock Corp. (a)	7	97
Greenbrier Cos. Inc.	5	189
Griffon Corporation	5	97
H&E Equipment Services, Inc.	5	147
Harsco Corporation (a)	8	139
Hawaiian Holdings, Inc. (a)	7	131
Healthcare Services Group Inc.	5	141
Heartland Express Inc.	9	170
HEICO Corp.	2	312
HEICO Corp. - Class A	3	315
Heidrick & Struggles International Inc.	2	64
Helios Technologies, Inc.	5	241
Herc Holdings Inc. (a)	4	292
Heritage-Crystal Clean, LLC (a)	1	21
Herman Miller Inc.	7	238
Hexcel Corp. (a)	8	387
Hill International Inc. (a)	4	7
Hillenbrand Inc.	5	217
HNI Corp.	5	176
Honeywell International Inc.	18	3,875
Houston Wire & Cable Company (a)	1	3
Howmet Aerospace Inc. (a)	28	800
HUB Group Inc. - Class A (a)	3	176
Hubbell Inc.	5	804
Hudson Global, Inc. (a)	—	1
Huntington Ingalls Industries Inc.	3	484
Hurco Cos. Inc.	—	9
Huron Consulting Group Inc. (a)	2	132
Hyster-Yale Materials Handling Inc. - Class A	1	67
IAA Spinco Inc. (a)	9	603
ICF International, Inc.	2	153
IDEX Corporation	3	543
IES Holdings, Inc. (a)	2	95
IHS Markit Ltd.	9	764
Illinois Tool Works Inc.	10	1,971
Ingersoll Rand Inc. (a)	17	762
Insperity, Inc.	3	228
Insteel Industries, Inc.	2	46
Interface Inc. - Class A	8	87
ITT Industries Holdings, Inc.	7	543
Jacobs Engineering Group Inc.	6	619
JB Hunt Transport Services Inc.	6	860
JELD-WEN Holding, Inc. (a)	13	325
JetBlue Airways Corporation (a)	28	401
John Bean Technologies Corp.	2	267

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Johnson Controls International Public Limited Company	29	1,354
Kadant Inc.	1	204
Kaman Corp.	3	161
Kansas City Southern	4	887
KAR Auction Services, Inc. (a)	12	221
Kelly Services Inc. - Class A (a)	4	73
Kennametal Inc.	8	292
Kforce Inc.	4	158
Kimball International Inc. - Class B	4	52
Kirby Corp. (a)	5	238
Knight-Swift Transportation Holdings Inc. - Class A	13	561
Knoll Inc.	8	116
Korn Ferry	5	227
Kratos Defense & Security Solutions, Inc. (a)	8	206
L3Harris Technologies, Inc.	5	954
Landstar System Inc.	3	450
Lawson Products Inc. (a)	—	23
LB Foster Co. (a)	1	15
Lennox International Inc.	2	635
Lincoln Electric Holdings Inc.	4	505
Lindsay Corp.	1	191
Lockheed Martin Corporation	7	2,626
LSI Industries Inc.	1	10
Lydall Inc. (a)	2	54
Macquarie Infrastructure Corporation	5	186
Manitowoc Co. Inc. (a)	4	48
ManpowerGroup Inc.	5	496
Marten Transport Ltd.	12	200
Masco Corporation	9	482
Masonite International Corporation (a)	3	285
MasTec Inc. (a)	8	544
Matson Intermodal - Paragon, Inc.	5	279
Matthews International Corp. - Class A	5	144
McGrath RentCorp	3	191
Mercury Systems Inc. (a)	3	267
Meritor, Inc. (a)	9	238
Middleby Corp. (a)	4	498
Miller Industries Inc.	1	48
Mistras Group, Inc. (a)	3	20
Moog Inc. - Class A	3	241
MRC Global Inc. (a)	10	63
MSA Safety Inc.	2	296
MSC Industrial Direct Co. - Class A	4	340
Mueller Industries Inc.	8	281
Mueller Water Products Inc. - Class A	16	204
MYR Group Inc. (a)	2	139
National Presto Industries Inc.	1	55
Navistar International Corporation (a)	9	390
Nielsen Holdings plc	26	546
NL Industries Inc.	1	4
NN Inc. (a)	3	19
Nordson Corp.	3	602
Norfolk Southern Corporation	8	1,884
Northrop Grumman Systems Corp.	5	1,573
Northwest Pipe Co. (a)	1	28
Now, Inc. (a)	13	95
NV5 Global, Inc. (a)	1	108
Nvent Electric Public Limited Company	7	161
Old Dominion Freight Line Inc.	5	1,016
Orion Group Holdings, Inc. (a)	2	8
Oshkosh Corp.	6	544
Otis Worldwide Corporation	13	866
Owens Corning Inc.	8	593
PACCAR Inc.	19	1,650
PAM Transportation Services Inc. (a)	—	15
Parker-Hannifin Corporation	7	1,929
Park-Ohio Holdings Corp.	1	40
Patrick Industries, Inc.	3	220
Pentair Public Limited Company	10	530
PGT Innovations, Inc. (a)	8	161
Pitney Bowes Inc.	16	96
Plug Power Inc. (a)	9	318
Powell Industries Inc.	1	31
Preformed Line Products Co.	—	13
Primoris Services Corporation	6	157
Proto Labs Inc. (a)	2	271
Quad/Graphics Inc. - Class A (a)	4	17
Quanex Building Products Corp.	4	80
Quanta Services, Inc.	12	866
Radiant Logistics, Inc. (a)	3	20
Raven Industries Inc. (a)	2	80
Raytheon BBN Technologies Corp.	37	2,631
RBC Bearings Incorporated (a)	1	257
Regal-Beloit Corp.	4	467
Republic Services Inc.	10	998
Resideo Technologies, Inc. (a)	13	278
Resources Connection, Inc.	4	55
REV Group Inc. (a)	7	57
Rexnord Corporation	12	468
Robert Half International Inc.	10	627
Rockwell Automation Inc.	5	1,176
Rollins Inc.	14	530
Roper Technologies, Inc.	3	1,163
Rush Enterprises Inc. - Class A	8	312
Ryder System, Inc.	7	425
Saia, Inc. (a)	3	476
Schneider National, Inc. - Class B	3	71
Scorpio Bulkers Inc. (b)	1	17
SEACOR Holdings Inc. (a)	4	164
Sensata Technologies Holding PLC (a)	12	631
Shyft Group, Inc.	4	116
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	3	286
SiteOne Landscape Supply, Inc. (a)	2	394
SkyWest Inc. (a)	6	229
Snap-On Inc.	4	709
Southwest Airlines Co. (a)	20	919
SP Plus Corporation (a)	2	60
Spirit Aerosystems Holdings Inc. - Class A	7	279
Spirit Airlines Inc. (a)	9	223
SPX Corp. (a)	5	281
SPX Flow, Inc. (a)	4	231
Standex International Corp.	2	180
Stanley Black & Decker, Inc.	6	1,128
Steelcase Inc. - Class A	13	173
Stericycle Inc. (a)	6	431
Sterling Construction Co. Inc. (a)	3	51
Stock Building Supply Holdings, LLC (a)	9	499
SunRun Inc. (a)	15	1,039
Systemax Inc.	3	115
Team, Inc. (a)	3	32
Teledyne Technologies Inc. (a)	1	577
Tennant Co.	2	165
Terex Corp. (a)	7	228
Tetra Tech, Inc.	4	472
Textainer Group Holdings Limited (a)	10	185
Textron Inc.	18	862
The Boeing Company (a)	13	2,714
Thermon Group Holdings, Inc. (a)	3	42
Timken Co.	8	599
Titan International, Inc. (a)	6	30
Titan Machinery Inc. (a)	1	25
Toro Co.	7	622
TPI Composites, Inc. (a)	4	227
Trane Technologies Public Limited Company	12	1,720
TransDigm Group Inc. (a)	2	1,081
TransUnion	8	756
Trex Company, Inc. (a)	8	688
TriMas Corp. (a)	5	174
TriNet Group Inc. (a)	6	452
Trinity Industries Inc.	11	302
Triton Container International Limited	9	444
TrueBlue, Inc. (a)	8	157
Tutor Perini Corp. (a)	11	140
Twin Disc Inc. (a)	1	9
Uber Technologies, Inc. (a)	7	351
UFP Industries, Inc.	5	271
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	209

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Union Pacific Corporation	20	4,146
United Airlines Holdings, Inc. (a)	19	829
United Parcel Service Inc. - Class B	22	3,682
United Rentals Inc. (a)	6	1,329
Univar Solutions Inc. (a)	14	262
Universal Logistics Holdings, Inc.	2	47
US Ecology Parent, Inc. (a)	3	102
USA Truck Inc. (a)	1	10
Valmont Industries Inc.	2	292
Vectrus, Inc. (a)	1	63
Verisk Analytics, Inc.	5	948
Veritiv Corp. (a)	2	35
Viad Corp (a)	2	78
Vicor Corp. (a)	1	129
VSE Corp.	1	46
W. W. Grainger, Inc.	2	887
Wabash National Corp.	7	127
Wabtec Corp.	7	501
Waste Management, Inc.	12	1,466
Watsco Inc.	2	507
Watts Water Technologies Inc. - Class A	3	323
Welbilt Inc. (a)	9	120
Werner Enterprises Inc.	8	324
WESCO International, Inc. (a)	6	449
Willdan Group, Inc. (a)	1	40
WillScot Mobile Mini Holdings Corp. - Class A (a)	23	533
Woodward Governor Co.	4	535
XPO Logistics, Inc. (a)	8	1,005
Xylem Inc.	6	621
YRC Worldwide Inc. (a)	4	16
		160,215
Health Care 12.3%
Abbott Laboratories	31	3,357
AbbVie Inc.	51	5,504
ABIOMED, Inc. (a)	2	547
Acadia Healthcare Company, Inc. (a)	8	420
ACADIA Pharmaceuticals Inc. (a)	5	279
Acceleron Pharma Inc. (a)	2	262
Accuray Incorporated (a)	6	24
Adaptive Biotechnologies Corporation (a)	4	208
Addus HomeCare Corporation (a)	1	130
Adverum Biotechnologies, Inc. (a)	10	107
Agilent Technologies, Inc.	7	843
Agios Pharmaceuticals, Inc. (a)	1	46
Akebia Therapeutics, Inc. (a)	12	32
Alexion Pharmaceuticals, Inc. (a)	8	1,268
Align Technology, Inc. (a)	2	1,227
Alkermes Public Limited Company (a)	3	57
Allscripts Healthcare Solutions, Inc. (a)	22	320
Alnylam Pharmaceuticals, Inc. (a)	2	297
Amedisys, Inc. (a)	2	647
AmerisourceBergen Corporation	7	642
Amgen Inc.	21	4,778
Amicus Therapeutics, Inc. (a)	2	52
AMN Healthcare Services, Inc. (a)	5	321
Amphastar Pharmaceuticals, Inc. (a)	4	85
Anaptysbio, Inc. (a)	2	43
AngioDynamics, Inc. (a)	4	68
ANI Pharmaceuticals, Inc. (a)	1	23
Anika Therapeutics, Inc. (a)	1	67
Anthem, Inc.	11	3,671
Ardelyx, Inc. (a)	1	5
Arena Pharmaceuticals, Inc. (a)	4	315
Arrowhead Pharmaceuticals Inc (a)	5	415
Assertio Holdings, Inc. (a)	3	1
Atara Biotherapeutics, Inc. (a)	4	81
Atrion Corporation	—	105
Avanos Medical, Inc. (a)	5	208
Baxter International Inc.	13	1,072
Becton, Dickinson and Company	5	1,311
Biogen Inc. (a)	8	1,977
BioMarin Pharmaceutical Inc. (a)	4	372
Bio-Rad Laboratories, Inc. - Class A (a)	1	587
Bio-Techne Corporation	1	476
BioTelemetry, Inc. (a)	2	145
Bluebird Bio, Inc. (a)	4	166
Blueprint Medicines Corporation (a)	1	100
Boston Scientific Corporation (a)	25	905
Bristol-Myers Squibb Company	52	3,216
Brookdale Senior Living Inc. (a)	30	132
Bruker Corp.	10	539
Cantel Medical Corp. (a)	4	316
Cardinal Health, Inc.	13	703
Catalent Inc. (a)	6	597
Centene Corporation (a)	17	1,021
Cerner Corp.	13	1,055
Change Healthcare Inc. (a)	12	215
Charles River Laboratories International Inc. (a)	3	834
Chemed Corporation	1	639
Chimerix, Inc. (a)	5	25
Cigna Holding Company	12	2,584
Community Health Systems Inc. (a)	12	87
Computer Programs & Systems Inc. (a)	1	20
Concert Pharmaceuticals Inc. (a)	—	5
Conmed Corp.	3	281
Cooper Cos. Inc.	2	686
Corcept Therapeutics Inc. (a)	9	232
Corvel Corp. (a)	2	213
Covetrus, Inc. (a)	3	79
CRISPR Therapeutics AG (a)	2	276
Cross Country Healthcare Inc. (a)	2	21
CryoLife Inc. (a)	3	66
Cumberland Pharmaceuticals Inc. (a)	1	3
CVS Health Corporation	55	3,729
Danaher Corporation	11	2,361
DaVita Inc. (a)	9	1,013
Denali Therapeutics Inc. (a)	7	557
Dentsply Sirona Inc.	12	608
DexCom Inc. (a)	1	517
Eagle Pharmaceuticals Inc. (a)	1	62
Editas Medicine, Inc. (a)	2	125
Edwards Lifesciences Corporation (a)	10	947
Elanco Animal Health (a)	23	719
Eli Lilly & Co.	26	4,442
Emergent BioSolutions Inc. (a)	4	364
Enanta Pharmaceuticals, Inc. (a)	2	67
Encompass Health Corporation	8	650
Endo International Public Limited Company (a)	23	168
Envista Holdings Corporation (a)	7	229
Enzo Biochem Inc. (a)	4	9
Epizyme, Inc. (a)	5	52
Evolent Health, Inc. - Class A (a)	14	222
Exact Sciences Corporation (a)	3	419
Exelixis, Inc. (a)	21	423
FibroGen, Inc. (a)	1	56
Five Prime Therapeutics, Inc. (a)	4	68
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	63
Gilead Sciences, Inc.	47	2,763
Global Blood Therapeutics, Inc. (a)	4	161
Globus Medical Inc. - Class A (a)	6	367
Guardant Health, Inc. (a)	4	482
Haemonetics Corp. (a)	3	414
Hanger, Inc. (a)	3	61
Harvard Bioscience Inc. (a)	2	7
HCA Healthcare, Inc.	7	1,090
Healthstream, Inc. (a)	2	46
Henry Schein Inc. (a)	7	461
Heron Therapeutics, Inc. (a)	2	45
Heska Corporation (a)	—	23
Hill-Rom Holdings Inc.	4	391
HMS Holdings Corp. (a)	8	277
Hologic Inc. (a)	11	809
Horizon Therapeutics Public Limited Company (a)	11	823
Humana Inc.	4	1,627
ICU Medical, Inc. (a)	1	236
IDEXX Laboratories, Inc. (a)	3	1,619
Illumina, Inc. (a)	2	923
Incyte Corporation (a)	5	429

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Innoviva, Inc. (a)	12	148
Inogen, Inc. (a)	1	54
Insulet Corporation (a)	1	256
Integer Holdings Corporation (a)	3	284
Integra LifeSciences Holdings Corp. (a)	5	333
Intellia Therapeutics, Inc. (a)	3	158
Intra-Cellular Therapies, Inc. (a)	4	128
Intuitive Surgical, Inc. (a)	2	1,483
Invacare Corp. (a)	4	34
Invitae Corporation (a) (b)	3	105
Ionis Pharmaceuticals Inc. (a)	5	293
IQVIA Inc. (a)	8	1,359
iRhythm Technologies Inc. (a)	1	126
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	104
Jazz Pharmaceuticals Public Limited Company (a)	4	625
Johnson & Johnson	75	11,861
Karyopharm Therapeutics Inc. (a)	4	54
Kodiak Sciences, Inc. (a)	—	60
Kura Oncology, Inc. (a)	3	84
Laboratory Corporation of America Holdings (a)	4	792
Lannett Co. Inc. (a)	3	20
Lantheus Holdings Inc. (a)	5	67
LeMaitre Vascular Inc.	2	65
Lensar, Inc. (a)	—	3
LHC Group, Inc. (a)	3	537
Ligand Pharmaceuticals Incorporated (a) (b)	2	184
LivaNova PLC (a)	4	234
Luminex Corporation	6	134
Lumos Pharma, Inc. (a) (b)	—	7
MacroGenics Inc. (a)	3	72
Madrigal Pharmaceuticals Inc. (a)	—	54
Magellan Health Services Inc. (a)	3	277
Masimo Corp. (a)	2	517
McKesson Corporation	9	1,497
Mednax, Inc. (a)	7	167
Medpace Holdings, Inc. (a)	3	398
Medtronic Public Limited Company	23	2,722
Merck & Co., Inc.	75	6,131
Meridian Bioscience Inc. (a)	4	80
Merit Medical Systems Inc. (a)	4	197
Mettler-Toledo International Inc. (a)	1	1,079
Mirati Therapeutics, Inc. (a)	1	166
Moderna, Inc. (a)	6	599
Molina Healthcare, Inc. (a)	4	883
Myriad Genetics, Inc. (a)	6	112
Natera, Inc. (a)	1	81
National Healthcare Corp.	2	150
National Research Corp. (a)	1	30
Natus Medical Inc. (a)	3	59
Nektar Therapeutics (a)	6	101
Neogen Corp. (a)	3	265
Neogenomics Laboratories, Inc. (a)	3	170
Neurocrine Biosciences, Inc. (a)	2	223
Nevro Corp. (a)	1	118
Nextgen Healthcare Inc. (a)	10	182
Novavax, Inc. (a)	2	235
Novocure Limited (a)	3	510
NuVasive Inc. (a)	5	265
Omnicell, Inc. (a)	3	379
OPKO Health, Inc. (a) (b)	27	108
Orasure Technologies, Inc. (a)	4	44
Orthofix Medical Inc. (a)	3	138
Otonomy, Inc. (a)	2	14
Owens & Minor Inc.	7	185
Pacira Biosciences, Inc. (a)	1	60
Patterson Cos. Inc.	10	292
PDL BioPharma, Inc. (a) (c)	6	14
Penumbra, Inc. (a)	1	152
PerkinElmer Inc.	5	663
Perrigo Company Public Limited Company	9	395
PetIQ, Inc. - Class A (a) (b)	2	60
Pfizer Inc.	137	5,040
Phibro Animal Health Corporation - Class A	2	31
PRA Health Sciences, Inc. (a)	5	638
Premier Healthcare Solutions, Inc. - Class A	5	167
Prestige Consumer Healthcare Inc. (a)	6	224
Prothena Corporation Public Limited Company (a)	4	51
Providence Services Corp. (a)	2	217
Psychemedics Corp. (a)	1	3
Quest Diagnostics Incorporated	6	691
Quidel Corporation (a)	3	521
R1 RCM Inc. (a)	4	90
RadNet Inc. (a)	4	74
Regeneron Pharmaceuticals, Inc. (a)	2	1,063
Regenxbio Inc. (a)	4	201
Repligen Corporation (a)	2	336
ResMed Inc.	4	950
Retrophin, Inc. (a)	4	113
Revance Therapeutics Inc. (a)	4	104
Rhythm Pharmaceuticals, Inc. (a)	1	15
Rocket Pharmaceuticals, Ltd. (a)	3	187
Sage Therapeutics Inc. (a)	1	113
Sangamo Therapeutics Inc. (a)	16	255
Sarepta Therapeutics, Inc. (a)	2	391
Seagen Inc. (a)	2	436
SeaSpine Holdings Corporation (a)	1	11
Select Medical Holdings Corporation (a)	15	411
Simulations Plus Inc.	1	42
Spectrum Pharmaceuticals, Inc. (a)	3	10
Steris Limited	3	642
Stryker Corporation	6	1,428
Supernus Pharmaceuticals Inc. (a)	5	115
Surgalign Holdings, Inc. (a)	4	8
SurModics Inc. (a)	1	62
Symbion, Inc. (a)	5	134
Syneos Health, Inc. - Class A (a)	8	571
Tandem Diabetes Care Inc. (a)	2	155
Taro Pharmaceutical Industries Ltd (a)	3	218
Teladoc Health, Inc. (a)	3	605
Teleflex Incorporated	2	672
Tenet Healthcare Corporation (a)	8	339
The Ensign Group, Inc.	5	394
The Pennant Group, Inc. (a)	3	157
Thermo Fisher Scientific Inc.	7	3,142
Triple-S Management Corp. - Class B (a)	2	46
Twist Bioscience Corporation (a)	—	56
U. S. Physical Therapy, Inc.	1	135
Ultragenyx Pharmaceutical Inc. (a)	1	182
United Therapeutics Corporation (a)	4	646
UnitedHealth Group Incorporated	28	9,902
Universal Health Services Inc. - Class B	5	710
Utah Medical Products Inc.	—	17
Vanda Pharmaceuticals Inc. (a)	5	63
Varex Imaging Corporation (a)	6	100
Varian Medical Systems, Inc. (a)	4	670
Veeva Systems Inc. - Class A (a)	2	556
Vertex Pharmaceuticals Incorporated (a)	5	1,146
Viatris, Inc. (a)	45	837
Waters Corp. (a)	3	690
West Pharmaceutical Services Inc.	2	675
Xencor, Inc. (a)	5	232
Zimmer Biomet Holdings, Inc.	6	929
Zoetis Inc. - Class A	15	2,414
Zogenix, Inc. (a)	4	82
		158,886
Consumer Discretionary 12.3%
1-800-Flowers.Com, Inc. - Class A (a)	4	92
Abercrombie & Fitch Co. - Class A (a)	9	188
Acushnet Holdings Corp.	8	317
Adient Public Limited Company (a)	6	195
Adtalem Global Education Inc. (a)	6	195
Advance Auto Parts, Inc.	3	465
Amazon.com, Inc. (a)	11	34,484
American Axle & Manufacturing Holdings, Inc. (a)	17	139
American Eagle Outfitters, Inc.	19	385
American Outdoor Brands, Inc. (a)	2	27
American Public Education, Inc. (a)	2	58
America's Car Mart, Inc. (a)	1	107
Aptiv PLC (a)	11	1,408

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Aramark	15	594
Asbury Automotive Group, Inc. (a)	2	334
At Home Group, Inc. (a)	7	103
Autoliv, Inc. (a)	8	714
AutoNation, Inc. (a)	8	559
AutoZone, Inc. (a)	1	710
Barnes & Noble Education, Inc. (a)	6	29
Bassett Furniture Industries, Incorporated	—	10
BBQ Holdings, Inc. (a)	1	3
Beazer Homes USA, Inc. (a)	7	103
Bed Bath & Beyond Inc. (a) (b)	17	310
Best Buy Co., Inc.	17	1,725
Big 5 Sporting Goods Corporation (b)	2	25
Big Lots, Inc.	6	276
BJ's Restaurants, Inc. (a)	5	176
Bloomin' Brands, Inc.	9	177
Bluegreen Vacations Holding Corporation - Class A (a)	1	8
Boot Barn Holdings, Inc. (a)	4	155
BorgWarner Inc.	20	757
Bright Horizons Family Solutions Inc. (a)	4	727
Brinker International Inc. (a)	5	283
Brunswick Corp.	7	538
Buckle Inc.	1	39
Build-A-Bear Workshop Inc. (a)	2	9
Burlington Stores Inc. (a)	1	253
Caesars Entertainment, Inc. (a)	7	534
Caleres Inc.	5	75
Callaway Golf Co. (a)	10	230
Capri Holdings Limited (a)	11	451
CarMax Inc. (a)	9	897
Carnival Plc (a)	22	469
Carriage Services Inc.	2	65
Carrols Restaurant Group, Inc. (a)	5	32
Carter's Inc. (a)	5	429
Cato Corp. - Class A (a)	2	22
Cavco Industries Inc. (a)	1	211
Century Communities Inc. (a)	4	180
Cheesecake Factory Inc. (a)	6	206
Chegg, Inc. (a)	4	399
Chico's FAS Inc. (a)	23	36
Childrens Place Retail Stores Inc. (a) (b)	2	110
Chipotle Mexican Grill Inc. (a)	1	1,021
Choice Hotels International Inc. (a)	3	373
Churchill Downs Inc.	1	214
Chuy's Holdings Inc. (a)	2	49
Citi Trends, Inc. (a)	2	92
Collectors Universe, Inc.	—	23
Columbia Sportswear Co. (a)	5	471
Conn's Inc. (a)	4	51
Container Store Group Inc. (a)	3	28
Cooper Tire & Rubber Co.	6	247
Cooper-Standard Holdings Inc. (a)	3	105
Copa Holdings, S.A. - Class A (a)	3	251
Core-Mark Holding Co. Inc.	6	170
Cracker Barrel Old Country Store, Inc. (a)	2	289
Crocs Inc. (a)	5	317
Culp Inc.	2	24
D.R. Horton, Inc.	19	1,316
Dana Holding Corp. (a)	18	345
Darden Restaurants Inc.	8	930
Dave & Buster's Entertainment Inc. (a) (b)	4	125
Deckers Outdoor Corp. (a)	2	637
Del Taco Restaurants Inc. (a)	3	26
Denny's Corporation (a)	8	114
Designer Brands Inc. - Class A	8	64
Dick's Sporting Goods Inc.	6	354
Dillard's Inc. - Class A (b)	2	128
Dollar Tree Inc. (a)	13	1,403
Domino's Pizza, Inc.	1	521
Dorman Products Inc. (a)	3	242
eBay Inc.	29	1,451
El Pollo Loco Holdings Inc. (a)	2	31
Escalade Inc.	1	19
Ethan Allen Interiors Inc.	3	69
ETSY, Inc. (a)	5	970
Fiesta Restaurant Group, Inc. (a)	3	32
Five Below, Inc. (a)	4	636
Flexsteel Industries Inc.	1	26
Floor & Decor Holdings Inc. - Class A (a)	7	645
Foot Locker, Inc.	11	445
Ford Motor Company (a)	194	1,702
Fossil Group, Inc. (a)	5	45
Fox Factory Holding Corp. (a)	4	402
Frontdoor, Inc. (a)	6	283
Funko Inc. - Class A (a)	3	32
GameStop Corp. - Class A (a) (b)	17	320
Gap Inc. (a)	33	668
Garmin Ltd.	8	926
General Motors Company (a)	66	2,758
Genesco Inc. (a)	4	125
Gentex Corp.	18	597
Gentherm Incorporated (a)	4	263
Genuine Parts Co.	6	566
G-III Apparel Group, Ltd. (a)	8	179
Gopro Inc. - Class A (a)	8	65
Graham Holdings Co. - Class B	—	217
Grand Canyon Education, Inc. (a)	4	387
Green Brick Partners Inc. (a)	1	14
Group 1 Automotive Inc.	2	290
Groupon, Inc. (a)	2	94
Grubhub Holdings Inc. (a)	5	393
Guess Inc.	10	228
H & R Block, Inc.	11	182
Hamilton Beach Brands Holding Company - Class A	1	18
Hanesbrands Inc.	36	527
Harley-Davidson, Inc.	13	486
Hasbro, Inc.	7	651
Haverty Furniture Cos. Inc.	2	43
Helen of Troy Ltd (a)	2	468
Hibbett Sports Inc. (a)	2	86
Hilton Grand Vacations Inc. (a)	8	247
Hilton Worldwide Holdings Inc. (a)	8	940
Hooker Furniture Corp.	1	43
Horizon Global Corporation (a)	2	15
Houghton Mifflin Harcourt Company (a)	14	48
Hyatt Hotels Corp. - Class A (a) (b)	4	282
Installed Building Products, Inc. (a)	3	278
International Game Technology PLC	17	286
iRobot Corp. (a) (b)	3	233
J. Alexander's Holdings, Inc. (a)	—	1
Jack in the Box Inc.	2	201
Johnson Outdoors Inc. - Class A	1	108
KB Home	7	240
Kohl's Corporation (a)	14	562
Kontoor Brands, Inc.	2	62
L Brands, Inc. (a)	13	470
Lakeland Industries Inc. (a)	—	3
Lands' End, Inc. (a)	1	32
Las Vegas Sands Corp. (a)	10	606
Laureate Education Inc. - Class A (a)	7	96
La-Z-Boy Inc.	5	200
LCI Industries	3	355
Leaf Group Ltd. (a)	1	4
Lear Corporation	5	761
Leggett & Platt Inc.	12	532
Lennar Corporation - Class A	12	949
Lennar Corporation - Class B	1	65
LGI Homes, Inc. (a)	3	294
Lifetime Brands, Inc.	1	17
Lindblad Expeditions Holdings Inc. (a)	3	49
Liquidity Services, Inc. (a)	4	64
Lithia Motors Inc. - Class A	2	660
LKQ Corporation (a)	24	851
Lowe`s Companies, Inc.	22	3,561
Lululemon Athletica Inc. (a)	3	1,032
Lumber Liquidators, Inc. (a)	1	31
M/I Homes, Inc. (a)	2	97
Macy's, Inc. (a)	42	467

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Magnite, Inc. (a)	5	142
Malibu Boats, Inc. - Class A (a)	2	101
Marine Products Corp.	2	25
MarineMax Inc. (a)	3	99
Marriott International, Inc. - Class A (a)	8	1,029
Marriott Vacations Worldwide Corporation (a)	3	426
Mattel, Inc. (a)	16	278
McDonald's Corporation	18	3,792
MDC Holdings Inc.	6	303
Meritage Homes Corporation (a)	4	371
MGM Resorts International	22	698
Modine Manufacturing Co. (a)	4	56
Mohawk Industries Inc. (a)	4	618
Monarch Casino & Resort Inc. (a)	1	43
Monro Inc.	3	150
Motorcar Parts of America Inc. (a)	2	38
Movado Group Inc. (a)	1	18
Murphy USA Inc.	4	481
Nathan's Famous Inc.	1	33
National Vision Holdings, Inc. (a)	3	131
Nautilus, Inc. (a)	3	61
New Home Co. Inc. (a)	1	4
Newell Brands Inc.	33	690
NIKE, Inc. - Class B	31	4,322
Norwegian Cruise Line Holdings Ltd. (a)	17	429
NVR, Inc. (a)	—	779
Obh Inc. - Class A (a)	—	6
Obh Inc. - Class B (a)	—	12
Office Depot, Inc. (a)	8	240
Ollie's Bargain Outlet Holdings Inc. (a)	5	410
O'Reilly Automotive, Inc. (a)	3	1,190
Oxford Industries Inc.	2	130
Papa John's International Inc.	2	180
Penn National Gaming Inc. (a)	5	448
Penske Automotive Group, Inc.	8	451
Perdoceo Education Corporation (a)	9	115
PetMed Express Inc. (b)	2	74
Pico Holdings Inc. (a)	3	31
Planet Fitness, Inc. - Class A (a)	5	390
Playa Hotels & Resorts N.V. (a)	4	25
Polaris Industries Inc.	4	407
Pool Corporation	2	590
Potbelly Corporation (a)	2	9
Pulte Homes Inc.	22	963
PVH Corp.	5	450
Quotient Technology Inc. (a)	7	69
Qurate Retail, Inc. - Series A (a)	37	402
Ralph Lauren Corp. - Class A (a)	4	394
Red Lion Hotels Corp. (a)	2	7
Red Robin Gourmet Burgers, Inc. (a)	1	28
Red Rock Resorts, Inc. - Class A (a)	9	225
Regis Corp. (a)	4	37
Rent-A-Center, Inc.	6	213
RH (a)	1	641
Rocky Brands Inc.	1	17
Ross Stores Inc. (a)	11	1,368
Royal Caribbean Cruises Ltd.	8	606
Ruth's Hospitality Group Inc. (a)	5	84
Sally Beauty Holdings, Inc. (a)	12	163
Scientific Games Corporation (a)	8	336
Seaworld Entertainment, Inc. (a)	6	184
Service Corp. International	15	738
Shake Shack Inc. - Class A (a)	3	213
Shoe Carnival Inc.	2	68
Shutterstock Inc.	2	174
Signet Jewelers Limited (a)	9	237
Six Flags Operations Inc.	3	97
Skechers U.S.A. Inc. - Class A (a)	11	413
Skyline Corp. (a)	7	203
Sleep Number Corporation (a)	3	268
Smith & Wesson Brands, Inc.	6	113
Sonic Automotive, Inc. - Class A	4	168
Sportsman's Warehouse Holdings, Inc. (a)	3	55
Stamps.com Inc. (a)	2	295
Standard Motor Products Inc.	2	97
Starbucks Corporation	27	2,939
Steven Madden Ltd. (a)	6	224
Stoneridge, Inc. (a)	3	93
Strategic Education, Inc.	1	131
Strattec Security Corp. (a)	—	11
Stride, Inc. (a)	5	97
Superior Industries International Inc. (a)	2	8
Superior Uniform Group Inc.	1	23
Tapestry Inc. (a)	21	645
Taylor Morrison Home II Corporation - Class A (a)	13	341
Tempur Sealy International, Inc. (a)	13	361
Tenneco Inc. - Class A (a)	8	82
Terminix Global Hldgs Inc. (a)	9	473
Tesla Inc. (a)	11	7,999
Texas Roadhouse Inc. - Class A (a)	5	374
The Aaron's Company, Inc. (a)	3	54
The Goodyear Tire & Rubber Company (a)	27	295
The Home Depot, Inc.	25	6,550
The Michaels Companies, Inc. (a) (b)	17	221
The Wendy's Company	18	402
Thor Industries Inc.	3	258
Tiffany & Co.	2	277
Tilly's Inc. - Class A (a)	1	9
TJX Cos. Inc.	29	1,989
Toll Brothers Inc.	11	458
TopBuild Corp. (a)	4	655
Tractor Supply Co.	6	865
TRI Pointe Homes, Inc. (a)	16	274
Tupperware Brands Corp. (a)	4	125
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	768
Under Armour Inc. - Class A (a)	11	192
Under Armour Inc. - Class C (a)	9	131
Unifi Inc. (a)	2	38
Universal Electronics Inc. (a)	1	44
Universal Technical Institute Inc. (a)	2	11
Urban Outfitters Inc. (a)	10	266
Vail Resorts, Inc. (a)	3	768
Veoneer, Inc. (a) (b)	6	135
Vera Bradley, Inc. (a)	3	25
VF Corp.	12	1,045
Vista Outdoor Inc. (a)	6	144
Visteon Corporation (a)	2	266
VOXX International Corporation - Class A (a)	2	24
Wayfair Inc. - Class A (a)	2	494
Weyco Group Inc.	1	15
Whirlpool Corporation	5	965
Williams-Sonoma Inc.	7	748
Wingstop Inc.	2	292
Winmark Corp.	—	46
Winnebago Industries Inc.	4	215
Wolverine World Wide, Inc.	9	276
WW International, Inc. (a)	6	141
Wyndham Destinations, Inc.	7	294
Wyndham Hotels & Resorts, Inc.	6	352
Wynn Resorts Ltd. (a)	4	437
YETI Holdings, Inc. (a)	2	121
Yum! Brands, Inc.	8	867
ZAGG Inc (a)	4	16
Zovio Inc. (a)	4	21
Zumiez Inc. (a)	3	122
		157,697
Communication Services 8.4%
A. H. Belo Corporation - Class A	3	4
Activision Blizzard, Inc.	19	1,730
Alaska Communications Systems Group, Inc. (a)	3	11
Alphabet Inc. - Class A (a)	6	10,330
Alphabet Inc. - Class C (a)	6	9,669
Altice USA, Inc. - Class A (a)	11	432
AMC Networks, Inc. - Class A (a) (b)	5	183
Anterix Inc. (a)	1	56
AT&T Inc. (a)	262	7,547
ATN International Limited	3	108
Bandwidth Inc. - Class A (a)	1	117
Boingo Wireless, Inc. (a)	4	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Booking Holdings Inc. (a)	1	2,577
Cable One, Inc.	—	568
Cargurus Inc. - Class A (a)	3	97
Cars.com Inc. (a)	9	103
CenturyLink Inc.	95	922
Charter Communications, Inc. - Class A (a)	4	2,745
Cincinnati Bell Inc. (a)	4	68
Cinemark Holdings, Inc. (a) (b)	14	245
Cogent Communications Group, Inc.	3	201
Comcast Corporation - Class A	139	7,277
comScore, Inc. (a)	7	17
Consolidated Communications Holdings Inc. (a)	13	64
DHI Group, Inc. (a)	—	—
Discovery, Inc. - Series A (a) (b)	12	370
Discovery, Inc. - Series C (a)	20	535
Dish Network Corporation - Class A (a)	15	470
Electronic Arts Inc.	6	831
Emerald Holding, Inc. (a)	11	59
Entercom Communications Corp. - Class A	15	38
Entravision Communications Corporation - Class A	6	15
EW Scripps Co. - Class A	8	119
Expedia Group, Inc. (a)	3	448
Facebook, Inc. - Class A (a)	60	16,355
Fox Corporation - Class A	15	425
Fox Corporation - Class B	11	322
Gannett Media Corp. (a)	17	57
Glu Mobile Inc. (a)	—	1
Gray Television, Inc. (a)	11	205
IDT Corp. - Class B (a)	3	34
IMAX Corporation (a)	9	158
Interpublic Group of Cos. Inc.	26	606
Iridium Communications Inc. (a)	11	420
John Wiley & Sons Inc. - Class A	6	252
John Wiley & Sons Inc. - Class B	—	5
Liberty Braves Group - Series A (a)	—	9
Liberty Braves Group - Series C (a)	3	71
Liberty Broadband Corp. - Series A	1	191
Liberty Broadband Corp. - Series C (a)	9	1,370
Liberty Latin America Ltd. - Class C (a)	13	140
Liberty Media Corporation - Series A (a)	1	34
Liberty Media Corporation - Series C (a)	14	611
Liberty SiriusXM Group - Series A (a)	6	255
Liberty SiriusXM Group - Series C (a)	13	550
Liberty TripAdvisor Holdings Inc. - Series A (a)	7	32
Lions Gate Entertainment Corp. - Class A (a)	5	51
Lions Gate Entertainment Corp. - Class B (a)	8	88
Live Nation Entertainment, Inc. (a)	5	346
Loral Spacecom Corporation (a)	1	18
Lyft, Inc. - Class A (a)	3	146
Madison Square Garden Entertainment Corp. - Class A (a)	1	129
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a)	3	46
Match Group Holdings II, LLC (a)	7	1,094
Match Group, Inc. (a)	2	313
Meredith Corporation (a)	4	73
MSG Networks Inc. - Class A (a)	6	85
National CineMedia, Inc.	5	20
Netflix, Inc. (a)	8	4,583
New York Times Co. - Class A	12	606
News Corporation - Class A	29	518
News Corporation - Class B	13	231
Nexstar Media Group, Inc. - Class A	5	538
Omnicom Group Inc.	15	919
ORBCOMM Inc. (a)	6	41
QuinStreet, Inc. (a)	2	50
Reading International Inc. - Class A (a)	2	9
Roku Inc. - Class A (a)	1	478
Scholastic Corp.	3	87
Shenandoah Telecommunications Company	5	233
Sirius XM Holdings Inc. (b)	53	338
Snap Inc. - Class A (a)	15	775
Spok Holdings, Inc.	2	23
Take-Two Interactive Software Inc. (a)	4	904
TechTarget, Inc. (a)	2	125
TEGNA Inc.	27	381
Telephone & Data Systems Inc.	9	174
T-Mobile USA, Inc. (a)	20	2,642
Townsquare Media Inc. - Class A (a)	2	11
Travelzoo (a)	1	10
Tribune Publishing Company, LLC	5	68
TripAdvisor Inc. (a)	7	196
Truecar, Inc. (a)	12	52
Twitter, Inc. (a)	17	941
US Cellular Corp. (a)	2	73
Verizon Communications Inc.	208	12,215
ViacomCBS Inc. - Class A	1	38
ViacomCBS Inc. - Class B	25	926
Vonage Holdings Corp. (a)	18	226
Walt Disney Co.	31	5,655
World Wrestling Entertainment, Inc. - Class A	3	128
Yelp Inc. (a)	6	201
Zedge, Inc. - Class B (a)	1	4
Zillow Group, Inc. - Class A (a)	2	308
Zillow Group, Inc. - Class C (a)	5	634
Zynga Inc. - Class A (a)	68	669
		108,527
Consumer Staples 6.6%
Alico, Inc.	1	26
Altria Group, Inc.	56	2,304
Archer-Daniels-Midland Company	22	1,109
B&G Foods, Inc. (b)	7	203
Beyond Meat, Inc. (a)	1	142
BJ's Wholesale Club Holdings, Inc. (a)	7	265
Boston Beer Co. Inc. - Class A (a)	1	648
Brown-Forman Corp. - Class A	3	231
Brown-Forman Corp. - Class B	12	941
Bunge Limited	10	653
Calavo Growers Inc.	2	115
Cal-Maine Foods Inc. (a)	5	170
Campbell Soup Company	15	747
Casey's General Stores Inc.	3	611
Central Garden & Pet Co. (a)	1	44
Central Garden & Pet Co. - Class A (a)	5	190
Church & Dwight Co. Inc.	10	867
Coca-Cola Consolidated Inc.	1	179
Colgate-Palmolive Co.	19	1,632
ConAgra Brands Inc.	21	763
Constellation Brands, Inc. - Class A	5	1,032
Costco Wholesale Corporation	12	4,359
Coty Inc. - Class A (a)	54	383
Darling Ingredients Inc. (a)	17	992
Del Monte Fresh Produce Company	5	131
Dollar General Corporation	7	1,550
E.L.F. Beauty, Inc. (a)	4	98
Edgewell Personal Care Colombia S A S	6	216
Energizer Holdings, Inc.	4	188
Estee Lauder Cos. Inc. - Class A	7	1,815
Farmer Bros. Co. (a)	2	7
Flowers Foods Inc.	20	443
General Mills, Inc.	23	1,375
Hain Celestial Group Inc. (a)	9	357
Herbalife Nutrition Ltd. (a)	10	466
Hershey Co.	5	789
Hormel Foods Corp.	14	635
Hostess Brands, Inc. - Class A (a)	14	203
Ingles Markets Inc. - Class A	2	78
Ingredion Inc.	6	470
Inter Parfums Inc. (a)	3	160
J&J Snack Foods Corp.	2	262
JM Smucker Co.	6	734
John B. Sanfilippo & Son Inc.	1	69
Kellogg Co.	15	917
Keurig Dr Pepper Inc.	18	575
Kimberly-Clark Corporation	8	1,107
Kraft Heinz Foods Company	23	800
Lamb Weston Holdings Inc.	6	480
Lancaster Colony Corp.	2	401
Landec Corp. (a)	3	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Limoneira Co.	1	18
Mannatech Inc.	—	6
McCormick & Co. Inc.	12	1,116
Medifast, Inc.	1	236
MGPI Processing, Inc.	2	89
Molson Coors Beverage Company - Class B (a)	11	501
Mondelez International, Inc. - Class A	27	1,556
Monster Beverage 1990 Corporation (a)	17	1,554
National Beverage Corp. (a) (b)	2	186
Natura & Co Holding SA - ADR (a) (b)	13	253
Natural Grocers By Vitamin Cottage, Inc.	2	29
Natural Health Trends Corp.	—	1
Nature's Sunshine Products Inc. (a)	1	11
Nu Skin Enterprises, Inc. - Class A	6	340
Oil-Dri Corp. of America	—	14
PepsiCo, Inc.	54	7,950
Performance Food Group Company (a)	10	485
Philip Morris International Inc.	37	3,046
Pilgrim's Pride Corporation (a)	18	344
Post Holdings, Inc. (a)	7	698
PriceSmart Inc.	2	209
Procter & Gamble Co. (a)	65	8,982
Rite Aid Corporation (a) (b)	5	73
Sanderson Farms Inc.	2	289
Seneca Foods Corp. - Class A (a)	1	27
SpartanNash Co.	6	96
Spectrum Brands Legacy, Inc.	5	389
Sprouts Farmers Market, Inc. (a)	9	186
Sysco Corp.	20	1,474
Target Corporation	16	2,886
The Andersons, Inc.	3	80
The Chefs' Warehouse, Inc. (a)	3	65
The Clorox Company	5	1,035
The Coca-Cola Company	112	6,138
The Kroger Co.	57	1,814
The Simply Good Foods Company (a)	7	214
Tootsie Roll Industries Inc. (b)	3	95
Treehouse Foods, Inc. (a)	6	250
Tyson Foods Inc. - Class A	12	801
United Natural Foods Inc. (a)	6	92
Universal Corp.	4	180
US Foods Holding Corp. (a)	16	519
USANA Health Sciences, Inc. (a)	2	142
Vector Group Ltd.	15	170
Village Super Market Inc. - Class A	1	22
Walgreens Boots Alliance, Inc.	28	1,123
Walmart Inc.	38	5,482
WD-40 Co.	1	226
Weis Markets Inc.	4	178
		84,631
Materials 4.1%
AdvanSix Inc. (a)	6	120
Air Products and Chemicals, Inc.	6	1,589
Albemarle Corporation	7	1,096
Alcoa Corporation (a)	16	360
Allegheny Technologies Incorporated (a)	11	181
Amcor Plc	58	683
American Vanguard Corporation	4	55
Ampco-Pittsburgh Corporation (a)	1	5
AptarGroup, Inc.	5	617
Arconic Corporation (a)	7	209
Ashland Global Holdings Inc.	4	347
Avery Dennison Corporation	5	709
Avient Corporation	7	274
Axalta Coating Systems Ltd. (a)	24	679
Balchem Corporation	2	276
Ball Corporation	10	971
Berry Global Group, Inc. (a)	15	850
Cabot Corp.	7	305
Carpenter Technology Corp.	5	148
Celanese Corp. - Class A	6	730
Century Aluminum Co. (a)	8	94
CF Industries Holdings Inc.	18	690
Chase Corporation	1	130
Clearwater Paper Corporation (a)	2	75
Cleveland-Cliffs Inc. (a)	11	154
Coeur d'Alene Mines Corp. (a)	24	252
Commercial Metals Co.	16	334
Compass Minerals International, Inc.	3	205
Core Molding Technologies Inc. (a)	1	11
Corteva, Inc.	31	1,183
Crown Holdings Inc. (a)	10	991
Domtar Corp. (a)	6	196
Dow Inc.	25	1,392
DuPont de Nemours, Inc.	17	1,236
Eagle Materials Inc. (a)	3	337
Eastman Chemical Co.	7	657
Ecolab Inc.	7	1,582
Element Solutions, Inc.	26	466
Ferro Corporation (a)	14	206
Ferroglobe PLC (a)	13	22
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	10	—
Flotek Industries Inc. (a)	1	3
FMC Corporation	7	758
Forterra, Inc. (a)	4	68
Fortitude Gold Corporation (a) (d)	1	1
Freeport-McMoRan Inc. (a)	64	1,669
FutureFuel Corp.	4	46
GCP Applied Technologies Inc. (a)	7	159
Glatfelter Corporation	4	74
Gold Resource Corporation	4	13
Graphic Packaging Holding Company	29	488
Greif Inc. - Class A	4	200
Greif Inc. - Class B	1	51
H.B. Fuller Company	4	216
Hawkins Inc.	1	51
Haynes International Inc.	2	36
Hecla Mining Co.	59	385
Huntsman Corp.	22	562
Ingevity Corporation (a)	3	191
Innospec Inc.	3	241
International Flavors & Fragrances Inc. (b)	4	444
International Paper Company	21	1,033
Intrepid Potash, Inc. (a)	2	50
Kaiser Aluminum Corporation	1	109
Koppers Holdings Inc. (a)	2	72
Kraton Corporation (a)	4	122
Kronos Worldwide, Inc.	13	188
Linde Public Limited Company	10	2,608
Livent Corporation (a)	7	125
Louisiana-Pacific Corp.	8	316
LSB Industries Inc. (a)	3	9
LyondellBasell Industries N.V. - Class A	18	1,679
Martin Marietta Materials Inc.	3	739
Materion Corp.	2	130
Mercer International Inc.	11	113
Minerals Technologies Inc.	4	244
MOS Holdings Inc.	21	476
Myers Industries Inc.	3	72
Neenah Inc.	2	96
NewMarket Corp.	1	413
Newmont Corporation	24	1,437
Nucor Corporation	15	780
O-I Glass, Inc. (a)	22	259
Olin Corporation	17	409
Olympic Steel, Inc.	1	14
Packaging Corporation of America	7	946
Park Aerospace Technologies Corp.	2	29
PPG Industries, Inc.	11	1,529
PQ Group Holdings Inc. (a)	4	58
Rayonier Advanced Materials Inc. (a)	11	75
Reliance Steel & Aluminum Co.	6	677
Resolute Forest Products Inc. (a)	8	55
Royal Gold Inc.	2	255
RPM International Inc.	6	564
Ryerson Holding Corp. (a)	3	35
Schnitzer Steel Industries Inc. - Class A	3	85
Schweitzer-Mauduit International Inc.	6	233

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Scotts Miracle-Gro Co.	5	933
Sealed Air Corporation	9	423
Sensient Technologies Corporation	4	295
Sherwin-Williams Co.	3	2,308
Silgan Holdings Inc.	14	512
Sonoco Products Co.	10	567
Southern Copper Corporation	4	274
Steel Dynamics Inc.	21	769
Stepan Co.	2	270
Summit Materials, Inc. - Class A (a)	11	228
SunCoke Energy, Inc.	8	34
The Chemours Company	15	373
TimkenSteel Corp. (a)	4	21
Trecora Resources (a)	2	13
Tredegar Corp.	3	47
Trinseo S.A.	5	234
Tronox Holdings PLC	10	147
U.S. Concrete, Inc. (a)	2	87
UFP Technologies Inc. (a)	—	14
United States Lime & Minerals Inc.	—	57
United States Steel Corporation	17	288
Universal Stainless & Alloy Products Inc. (a)	1	5
Valvoline, Inc.	15	356
Verso Corporation - Class A	4	43
Vulcan Materials Co.	6	817
W. R. Grace & Co.	5	252
Warrior Met Coal, Inc.	7	156
Westlake Chemical Corporation	6	499
Westrock Company, Inc.	12	524
Worthington Industries Inc.	6	295
		52,948
Utilities 2.7%
ALLETE, Inc.	4	261
Alliant Energy Corporation	11	563
Ameren Corporation	8	596
American Electric Power Company, Inc.	12	1,019
American States Water Company	3	242
American Water Works Company, Inc.	5	795
Artesian Resources Corporation - Class A	1	35
Atlantica Yield PLC	9	326
Atmos Energy Corporation	5	523
AVANGRID, Inc.	6	266
Avista Corporation	7	267
Black Hills Corporation	4	267
Brookfield Renewable Corporation - Class A	9	543
California Water Service Group	5	265
CenterPoint Energy, Inc.	24	518
Chesapeake Utilities Corporation	2	171
Clearway Energy, Inc. - Class A	4	107
Clearway Energy, Inc. - Class C	6	199
CMS Energy Corp.	9	568
Consolidated Edison, Inc.	9	631
Consolidated Water Co. Ltd.	2	22
Dominion Energy, Inc.	20	1,474
DTE Energy Company	6	764
Duke Energy Corporation	18	1,609
Edison International	9	555
Entergy Corporation	7	661
Essential Utilities, Inc.	11	541
Evergy, Inc.	10	545
Eversource Energy	9	811
Exelon Corporation	25	1,075
FirstEnergy Corp.	14	440
Genie Energy Ltd. - Class B	2	14
Hawaiian Electric Industries Inc.	8	294
IDACORP Inc.	4	376
MDU Resources Group Inc.	19	497
MGE Energy, Inc.	3	232
Middlesex Water Co.	2	112
National Fuel Gas Company	6	248
New Jersey Resources Corp.	8	297
NextEra Energy, Inc.	45	3,462
NiSource Inc.	18	419
Northwest Natural Holding Company	2	97
NorthWestern Corp.	5	265
NRG Energy, Inc.	19	727
OGE Energy Corp.	13	399
One Gas, Inc.	4	281
Ormat Technologies Inc.	4	394
Otter Tail Corp.	4	155
Pacific Gas And Electric Company (a)	31	387
Pinnacle West Capital Corp.	6	505
PNM Resources, Inc.	7	355
Portland General Electric Co.	7	303
PPL Corporation	18	510
Public Service Enterprise Group Inc.	14	794
Sempra Energy	5	696
SJW Corp.	3	194
South Jersey Industries Inc.	8	169
Southwest Gas Corp.	5	275
Spark Energy Inc. - Class A	1	13
Spire, Inc.	4	278
Sunnova Energy International Inc. (a)	3	152
The AES Corporation	33	768
The Southern Company	25	1,508
UGI Corp.	8	278
Unitil Corp.	1	62
Vistra Energy Corp.	38	754
WEC Energy Group Inc.	9	838
Xcel Energy Inc.	14	929
York Water Co.	1	68
		34,764
Energy 2.6%
Adams Resources & Energy, Inc.	—	6
Antero Midstream Corporation	18	137
Antero Resources Corporation (a)	25	134
Apache Corporation	31	444
Arch Resources, Inc. - Class A (a)	3	123
Archrock, Inc.	19	162
Baker Hughes, a GE Company, LLC - Class A	29	598
Berry Corporation (Bry) (a)	5	20
Bonanza Creek Energy, Inc. (a)	1	18
Bristow Group Inc. (a)	1	14
Cabot Oil & Gas Corp.	36	582
Cactus Inc. - Class A	4	100
Callon Petroleum Company (a)	6	78
Centennial Resource Development, LLC - Class A (a) (b)	20	30
ChampionX Corporation (a)	15	224
Cheniere Energy, Inc. (a)	11	637
Chevron Corporation	47	3,931
Cimarex Energy Co.	9	323
Clean Energy Fuels Corp. (a)	22	176
CNX Resources Corporation (a)	22	242
Concho Resources Inc.	11	652
ConocoPhillips	46	1,834
CONSOL Mining Corporation (a)	5	34
Continental Resources Inc. (a) (b)	14	227
Core Laboratories N.V.	4	106
CVR Energy, Inc. (a)	9	129
Dawson Geophysical Co. (a)	3	5
Delek US Holdings, Inc. (a)	10	157
Devon Energy Corporation	35	546
DHT Holdings, Inc.	22	117
Diamondback Energy, Inc.	2	109
DMC Global Inc. (a)	2	96
Dorian LPG Ltd. (a)	5	66
Dril-Quip Inc. (a)	4	121
Enlink Midstream, LLC	30	110
EOG Resources, Inc.	25	1,231
EQT Corporation (a)	20	257
Equitrans Midstream Corp.	23	184
Evolution Petroleum Corporation	3	8
Exterran Trinidad LLC (a)	5	23
Exxon Mobil Corporation	103	4,263
Forum Energy Technologies, Inc. (a)	1	6
Frank's International N.V. (a)	22	60
GasLog Ltd. (b)	12	45
Geospace Technologies Corporation (a)	1	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Green Plains Renewable Energy Inc. (a)	4	52
Gulf Island Fabrication Inc. (a)	1	3
Halliburton Company	62	1,165
Helix Energy Solutions Group, Inc. (a)	22	91
Helmerich & Payne Inc.	8	190
Hess Corporation	12	639
HighPoint Resources Corporation (a) (b)	—	3
HollyFrontier Corp.	15	383
International Seaways, Inc.	2	32
Kinder Morgan, Inc.	58	797
KLX Energy Services Holdings, Inc. (a) (b)	—	3
Kosmos Energy Ltd. (a)	42	98
Laredo Petroleum, Inc. (a)	1	26
Liberty Oilfield Services Inc. - Class A (a)	5	56
Mammoth Energy Services, Inc. (a)	2	10
Marathon Oil Corporation	56	371
Marathon Petroleum Corporation	27	1,099
Matador Resources Co. (a)	13	157
Matrix Service Co. (a)	3	36
Murphy Oil Corporation	17	201
Nabors Industries Ltd (a)	1	50
NACCO Industries Inc. - Class A	—	13
National Oilwell Varco, Inc. (a)	23	320
Natural Gas Services Group, Inc. (a)	2	16
Newpark Resources Inc. (a)	10	20
NexTier Oilfield Solutions Inc. (a)	33	113
Occidental Petroleum Corporation	44	768
Oceaneering International, Inc. (a)	12	92
Oil States International Inc. (a)	6	29
ONEOK, Inc.	20	754
Par Pacific Holdings, Inc. (a)	7	99
Parsley Energy Inc. - Class A	24	340
Patterson-UTI Energy Inc.	17	89
PBF Energy Inc. - Class A (a)	12	85
PDC Energy, Inc. (a)	10	203
Peabody Energy Corp. (a)	12	29
Penn Virginia Corporation (a)	—	3
Phillips 66	12	824
Phx Minerals Inc. - Class A	2	4
Pioneer Natural Resources Co.	7	818
Propetro Holding Corp. (a)	11	81
QEP Resources, Inc. (a)	33	79
Range Resources Corporation (a)	16	109
Reg Biofuels, LLC (a)	5	342
REX Stores Corp. (a)	—	12
RPC Inc. (a)	13	40
Schlumberger Ltd.	47	1,024
Scorpio Tankers Inc.	6	70
SEACOR Marine Holdings Inc. (a)	2	5
Select Energy Services, Inc. - Class A (a)	12	48
SFL Corporation Ltd.	16	98
SM Energy Company	13	82
Southwestern Energy Co. (a)	55	163
Talos Energy Inc. (a)	7	61
Targa Resources Corp.	15	400
TechnipFMC PLC	27	257
Teekay Shipping (Canada) Ltd. (a) (b)	7	16
Teekay Tankers Ltd. - Class A (a)	—	5
TETRA Technologies, Inc. (a)	8	7
The Williams Companies, Inc.	44	878
Tidewater Inc. (a)	3	26
Transocean Ltd. (a) (b)	35	82
U.S. Silica Holdings, Inc. (a)	12	86
Valero Energy Corporation	16	894
World Fuel Services Corp.	7	232
WPX Energy, Inc. - Class A (a)	41	335
		33,884
Real Estate 0.3%
Altisource Portfolio Solutions S.A. (a)	1	18
BBX Capital, Inc. - Class A (a)	1	3
CBRE Group, Inc. - Class A (a)	13	835
CTO Realty Growth Inc.	1	23
Cushman & Wakefield PLC (a)	9	138
Dwight A. Walker Real Estate, Inc. - Class A	5	165
eXp World Holdings, Inc. (a)	1	69
Florida Rock Properties, Inc. (a)	1	24
Forestar Group Inc. (a)	—	8
Jones Lang LaSalle Incorporated (a)	4	614
Kennedy-Wilson Holdings Inc.	13	237
Marcus & Millichap Inc. (a)	4	156
Newmark Group, Inc. - Class A	16	116
Rafael Holdings, Inc. - Class B (a)	1	32
Realogy Holdings Corp. (a)	16	209
Redfin Corporation (a)	5	339
St. Joe Co.	7	288
Stratus Properties Inc. (a)	—	11
Tejon Ranch Co. (a)	3	45
The Howard Hughes Corporation (a)	3	254
The Rmr Group Inc. - Class A	2	73
		3,657
Total Common Stocks (cost $805,443)		1,283,897
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31	1	109
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	2	64
Total Preferred Stocks (cost $476)		173
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	8	12
Dyax Corp. (a) (c)	2	—
Elanco Animal Health (a) (c)	2	—
First Eagle Private Credit, LLC (a) (c)	4	—
Total Rights (cost $1)		12
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (f) (g)	4,368	4,368
Investment Companies 0.2%
JNL Government Money Market Fund, 0.02% (f) (g)	2,146	2,146
Total Short Term Investments (cost $6,514)		6,514
Total Investments 100.2% (cost $812,434)		1,290,596
Other Assets and Liabilities, Net (0.2)%		(2,917)
Total Net Assets 100.0%		1,287,679

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Financials 20.4%
1st Constitution Bancorp	1	10
1st Security Bank of Washington	—	26
1st Source Corporation	2	98
ACNB Corporation	1	28
Affiliated Managers Group, Inc.	3	347
Allegiance Bancshares, Inc.	2	66
Altabancorp	2	62
A-Mark Precious Metals, Inc. (a)	1	20
Ambac Financial Group, Inc. (a)	3	42
American Equity Investment Life Holding Company	8	231
American National Bankshares Inc.	1	36
American National Group, Inc.	2	145
American River Bankshares	1	14
Ameris Bancorp	7	262
Amerisafe, Inc.	2	109
Ames National Corporation	1	24
Argo Group International Holdings, Ltd.	2	104
Arrow Financial Corporation	2	63
Artisan Partners Asset Management Inc. - Class A	6	294
Assetmark Financial Holdings, Inc. (a)	2	44
Associated Banc-Corp	12	206
Associated Capital Group Inc. - Class A	—	13
Assured Guaranty Ltd.	6	179
Atlantic Capital Bancshares, Inc. (a)	3	40
Atlantic Union Bank	6	203
Atlanticus Holdings Corporation (a)	2	47
AXIS Capital Holdings Limited	5	243
Axos Financial, Inc. (a)	6	235
Banc of California, Inc.	4	63
BancFirst Corporation	3	193
BancorpSouth Bank	9	250
Bank of Hawaii Corporation	3	193
Bank of Marin Bancorp	2	56
Bank of N.T. Butterfield & Son Limited (The)	6	172
Bank OZK	10	313
BankFinancial Corporation	2	14
BankUnited, Inc.	7	260
Banner Corporation	3	133
Bar Harbor Bankshares	2	34
Baycom Corp (a)	1	17
BCB Bancorp, Inc.	2	22
Berkshire Hills Bancorp, Inc.	6	94
BGC Partners, Inc. - Class A	31	123
Blucora, Inc. (a)	4	67
BOK Financial Corporation	5	360
Boston Private Financial Holdings Inc.	9	73
Bridge Bancorp Inc.	2	58
Bridgewater Bancshares, Inc. (a) (b)	3	41
Brighthouse Financial, Inc. (a)	7	252
Brightsphere Investment Group Inc.	10	194
Brookline Bancorp, Inc.	7	90
Bryn Mawr Bank Corp.	2	66
Business First Bancshares, Inc.	2	41
Byline Bancorp, Inc.	4	65
C&F Financial Corporation	—	15
Cadence Bancorporation - Class A	9	152
Cambridge Bancorp	1	42
Camden National Corp.	2	56
Cannae Holdings, Inc. (a)	6	278
Capital City Bank Group Inc.	2	46
Capitol Federal Financial	12	149
Capstar Financial Holdings, Inc.	2	28
Cathay General Bancorp	7	241
CBTX, Inc.	2	60
CCUR Holdings, Inc. (a)	1	4
Central Pacific Financial Corp.	2	42
Central Valley Community Bancorp	1	14
Century Bancorp Inc. - Class A	1	43
Chemung Financial Corporation	—	6
CIT Group Inc.	5	165
Citizens & Northern Corp.	2	32
Citizens Inc. - Class A (a) (c)	4	23
City Holdings Co.	2	107
Civista Bancshares Inc.	2	36
CNB Financial Corp.	3	56
Cohen & Steers, Inc.	4	289
Columbia Banking System Inc.	6	233
Columbia Financial, Inc. (a)	8	119
Comerica Inc.	1	42
Community Bank System Inc.	4	237
Community Bankers Trust Corp.	1	9
Community Trust Bancorp Inc.	2	71
ConnectOne Bancorp, Inc.	3	67
Cowen Inc. - Class A	2	51
Crawford & Co. - Class A	3	20
Crawford & Co. - Class B	3	20
Crossfirst Bankshares Inc. (a)	4	42
Cullen/Frost Bankers Inc.	4	357
Curo Group Holdings Corp.	4	50
Customers Bancorp, Inc. (a)	2	43
CVB Financial Corp.	9	181
Diamond Hill Investment Group, Inc. - Class A (a)	—	56
Dime Community Bancshares Inc.	2	36
Donegal Group Inc. - Class A	3	39
Donnelley Financial Solutions, Inc. (a)	4	69
Eagle Bancorp Inc.	3	123
East West Bancorp, Inc.	4	193
Eaton Vance Corp.	6	422
eHealth, Inc. (a)	2	119
Elevate Credit, Inc. (a)	4	17
Employer Holdings Inc.	3	82
Encore Capital Group, Inc. (a)	3	112
Enova International, Inc. (a)	3	79
Enstar Group Limited (a)	1	263
Enterprise Bancorp Inc.	2	47
Enterprise Financial Services Corp.	3	97
Equity Bancshares, Inc. - Class A (a)	2	53
Esquire Financial Holdings, Inc. (a)	1	18
Essent Group Ltd.	8	328
Evercore Inc. - Class A	4	453
EZCORP, Inc. - Class A (a)	7	34
Farmers National Banc Corp.	3	45
FB Financial Corporation	4	134
FBL Financial Group, Inc. - Class A	2	129
Federal Agricultural Mortgage Corporation - Class C	1	67
Federated Investors, Inc. - Class B	11	324
Fednat Holding Company	1	9
Financial Institutions Inc.	1	33
First American Financial Corporation	7	369
First Bancorp.	3	85
First Bancorp.	13	115
First Bancshares Inc.	3	78
First Bank of New Jersey	1	12
First Busey Corporation	5	98
First Business Financial Services, Inc.	1	22
First Citizens BancShares, Inc. - Class A	1	315
First Commonwealth Financial Corporation	9	100
First Community Bancshares, Inc.	2	47
First Financial Bancorp.	8	141
First Financial Bankshares, Inc.	12	447
First Financial Corporation	2	61
First Financial Northwest, Inc.	1	8
First Foundation Inc.	4	77
First Hawaiian, Inc.	9	202
First Horizon National Corporation	12	148
First Internet Bancorp	1	39
First Interstate BancSystem, Inc. - Class A	3	143
First Merchants Corporation	6	209
First Mid Bancshares, Inc.	2	71
First Midwest Bancorp, Inc.	10	154
First United Corporation	—	8
FirstCash, Inc.	3	181
Flagstar Bancorp, Inc.	6	237
Flushing Financial Corp.	4	70
FNB Corp.	19	183

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Fulton Financial Corp.	12	154
GAMCO Investors Inc. - Class A	1	22
GBLI Holdings, LLC - Class A	1	42
Genworth Financial, Inc. - Class A (a)	4	14
German American Bancorp Inc.	2	71
Glacier Bancorp, Inc.	7	315
Goosehead Insurance, Inc. - Class A (a)	1	130
Great Southern Bancorp Inc.	2	76
Great Western Bancorp Inc.	5	101
Green Dot Corporation - Class A (a)	5	291
Greenhill & Co. Inc.	2	29
Greenlight Capital Re, Ltd. - Class A (a)	4	26
Guaranty Bancshares Inc.	2	45
Hallmark Financial Services, Inc. (a)	2	7
Hamilton Lane Inc. - Class A	2	120
Hancock Whitney Co.	7	243
Hanmi Financial Corp.	3	33
Hanover Insurance Group Inc.	2	262
HarborOne Bancorp, Inc.	7	77
HCI Group, Inc.	1	48
Heartland Financial USA, Inc.	3	130
Hennessy Advisors Inc. (c)	1	6
Heritage Commerce Corp.	6	51
Heritage Financial Corporation	3	70
Heritage Insurance Holdings, Inc.	4	41
Hingham Institution for Savings	—	54
Home Bancorp, Inc.	1	28
Home BancShares, Inc.	15	292
HomeStreet, Inc.	2	70
HomeTrust Bancshares Inc.	1	22
Hope Bancorp, Inc.	10	108
Horace Mann Educators Corp.	4	151
Horizon Bancorp Inc.	5	75
Houlihan Lokey Inc. - Class A	3	216
Howard Bancorp Inc. (a)	2	25
Independence Holding Co.	1	29
Independence Holdings, LLC	8	387
Independent Bank Corp.	1	22
Independent Bank Corp.	2	158
Independent Bank Group, Inc.	3	194
Interactive Brokers Group, Inc. - Class A	1	39
International Bancshares Corporation	6	242
Invesco Ltd.	9	153
Investors Bancorp, Inc.	19	203
Investors Title Co.	—	38
James River Group, Inc.	3	137
Janus Henderson Group PLC	11	373
Jefferies Financial Group Inc.	11	263
Kearny Financial Corp	3	32
Kemper Corp.	6	486
Kingstone Cos. Inc.	1	9
Kinsale Capital Group, Inc.	1	263
Lakeland Bancorp Inc.	5	59
Lakeland Financial Corp.	2	134
Lazard Ltd - Class A	6	234
LCNB Corp.	1	7
LendingClub Corporation (a)	8	88
LendingTree, Inc. (a) (c)	1	243
Live Oak Bancshares, Inc.	4	171
Longlade, Dr Charles W	2	33
Luther Burbank Corporation	5	53
Macatawa Bank Corp.	5	40
Maiden Holdings, Ltd. (a)	5	12
Manning & Napier, Inc. - Class A (a)	3	16
Marlin Business Services Inc.	1	9
MBIA Inc. (a)	6	36
Mercantile Bank Corp.	2	52
Merchants Bancorp, Inc.	3	72
Mercury General Corp.	5	250
Meridian Bancorp, Inc.	5	71
Meta Financial Group, Inc.	3	106
Metropolitan Bank Holding Corp. (a)	1	28
MGIC Investment Corp.	20	252
Midland States Bancorp Inc.	3	49
MidWestOne Financial Group Inc.	2	54
Moelis & Company LLC - Class A	5	229
Morgan Group Holding Co. (a)	—	—
Mr. Cooper Group Inc. (a)	9	271
MVB Financial Corp.	1	29
National Bank Holdings Corp. - Class A	2	66
National Bankshares Inc.	—	9
National General Holdings Corp.	8	278
National Western Life Group Inc. - Class A	—	62
Navient Corporation	22	215
NBT Bancorp Inc.	4	113
Nelnet, Inc. - Class A	3	181
New York Community Bancorp Inc. - Series A	26	272
Nicholas Financial, Inc. (a)	2	16
Nicolet Bankshares, Inc. (a)	1	68
NII Holdings, Inc. (a)	3	52
NMI Holdings Inc. - Class A (a)	5	118
Northeast Bank	1	17
Northfield Bancorp Inc.	4	54
Northrim BanCorp Inc.	1	19
Northwest Bancshares Inc.	11	137
OceanFirst Financial Corp.	5	85
Ocwen Financial Corporation (a)	—	11
OFG Bancorp	4	77
Old National Bancorp	11	184
Old Republic International Corp.	19	384
Old Second Bancorp Inc.	3	28
Oppenheimer Holdings Inc. - Class A	2	49
Origin Bancorp, Inc.	2	55
Owl Rock Capital Corporation	13	163
Pacific Mercantile Bancorp (a)	1	6
Pacific Premier Bancorp, Inc.	7	215
PacWest Bancorp	7	170
Palomar Holdings, Inc. (a)	1	57
Park National Corp.	1	134
Peapack Gladstone Financial Corp.	2	46
PennyMac Financial Services, Inc.	4	248
Peoples Bancorp Inc.	2	63
People's United Financial Inc.	28	363
Pinnacle Financial Partners, Inc.	5	302
Piper Jaffray Cos.	2	157
PJT Partners Inc. - Class A	2	171
Popular Inc.	5	283
Preferred Bank	1	61
Premier Financial Corporation	3	70
Primerica, Inc.	2	323
ProAssurance Corporation	5	94
PROG Holdings, Inc. (a)	7	357
Prosperity Bancshares Inc.	2	117
Protective Insurance Company - Class B	1	17
Provident Financial Services, Inc.	6	117
Pzena Investment Management, Inc. - Class A	1	8
QCR Holdings, Inc.	2	68
Radian Group Inc.	11	214
RBB Bancorp	2	38
Regional Management Corp.	1	35
Reliant Bancorp, Inc.	2	34
Renasant Corporation	5	183
Republic Bancorp Inc. - Class A	2	67
Republic First Bancorp Inc. (a)	5	14
Riverview Bancorp Inc.	3	14
RLI Corp.	4	405
S&T Bancorp Inc.	3	86
Safeguard Scientifics Inc. (a)	1	9
Safety Insurance Group, Inc.	1	85
Sandy Spring Bancorp Inc.	3	106
Seacoast Banking Corp. of Florida (a)	4	130
Select Bancorp, Inc. (a)	2	14
Selective Insurance Group Inc.	5	337
ServisFirst Bancshares, Inc.	5	196
Sierra BanCorp	2	43
Silvercrest Asset Management Group Inc. - Class A	1	11
Simmons First National Corp. - Class A	9	195
SLM Corporation	24	296
Smartfinancial, Inc.	2	28
South State Corp.	5	348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Southern First Bancshares Inc. (a)	1	30
Southern Missouri Bancorp Inc.	1	29
Southern National Bancorp of Virginia Inc.	2	30
Southside Bancshares, Inc.	3	87
Spirit Of Texas Bancshares Inc.	2	31
State Auto Financial Corp.	4	73
Sterling Bancorp	22	391
Sterling Bancorp, Inc.	5	21
Stewart Information Services Corp.	3	146
Stifel Financial Corp.	10	515
Stock Yards Bancorp Inc.	2	99
StoneX Group Inc. (a)	2	129
Summit Financial Group, Inc.	1	18
Synovus Financial Corp.	9	303
TCF Financial Corporation	9	346
Territorial Bancorp Inc.	1	25
Texas Capital Bancshares, Inc. (a)	3	170
TFS Financial Corporation	10	168
The Bancorp, Inc. (a)	5	71
The First Bancorp, Inc.	1	30
The First of Long Island Corporation	3	53
The PRA Group, Inc. (a)	4	162
Third Point Reinsurance Ltd. (a)	8	79
Timberland Bancorp Inc.	1	17
Tompkins Financial Corp.	1	97
TowneBank	6	141
Trico Bancshares	3	92
Tristate Capital Holdings, Inc. (a)	3	51
Triumph Bancorp, Inc. (a)	2	98
Trupanion Inc. (a)	1	169
TrustCo Bank Corp.	6	43
Trustmark Corp.	5	143
UMB Financial Corp.	5	327
Umpqua Holdings Corp.	13	199
United Bankshares Inc.	9	283
United Community Banks, Inc.	9	246
United Fire Group Inc.	2	62
United Insurance Holdings Corp.	5	26
Universal Insurance Holdings, Inc.	3	50
Univest Financial Corporation	3	63
Unum Group	12	274
Valley National Bancorp	40	390
Veritex Holdings Inc.	1	37
Virtu Financial Inc. - Class A	7	187
Virtus Partners, Inc.	1	189
Waddell & Reed Financial Inc. - Class A	7	187
Walker & Dunlop, Inc.	4	323
Washington Federal Inc.	6	160
Washington Trust Bancorp, Inc.	2	77
Waterstone Financial, Inc.	3	50
Webster Financial Corp.	6	240
WesBanco Inc.	6	176
West Bancorporation, Inc.	2	41
Westamerica Bancorp	2	120
Western Alliance Bancorp	6	348
Western New England Bancorp Inc.	4	30
Westwood Holdings Group Inc. (a)	1	14
White Mountains Insurance Group Ltd	—	181
Wintrust Financial Corporation	4	218
WisdomTree Investments, Inc.	13	72
World Acceptance Corp. (a) (c)	1	66
WSFS Financial Corp.	6	256
Zions Bancorp	3	142
		43,872
Industrials 19.0%
AAON, Inc.	3	184
AAR Corp.	2	62
ABM Industries Incorporated	6	234
Acacia Research Corporation (a)	6	22
ACCO Brands Corporation	7	59
Acuity Brands, Inc.	3	373
ADT, Inc.	10	81
Advanced Drainage Systems, Inc.	4	312
Aegion Corporation - Class A (a)	2	38
Aerojet Rocketdyne Holdings, Inc. (a)	5	273
AeroVironment, Inc. (a)	2	213
AGCO Corporation	1	125
Air Lease Corporation - Class A	8	352
Air Transport Services Group, Inc. (a)	6	188
Alamo Group Inc.	1	173
Alaska Air Group, Inc.	1	49
Albany International Corp. - Class A	3	254
Allegiant Travel Company (a)	1	254
Allied Motion Technologies Inc.	1	52
Allison Systems, Inc.	5	235
Altra Industrial Motion Corp.	5	297
Ameresco, Inc. - Class A (a)	4	199
American Superconductor Corporation (a)	2	59
American Woodmark Corporation (a)	2	170
APi Group Corporation (a)	10	172
Apogee Enterprises, Inc.	3	81
Applied Industrial Technologies, Inc.	3	266
Arcbest Corporation	2	78
Arcosa, Inc.	4	205
Ardmore Shipping Services (Ireland) Limited	4	12
Argan, Inc.	1	50
Armstrong Flooring, Inc. (a)	2	8
Armstrong World Industries, Inc.	3	189
ASGN Incorporated (a)	5	442
Astec Industries, Inc.	2	121
Astronics Corporation (a)	3	33
Astronics Corporation - Class B (a)	—	2
Atkore International Group Inc. (a)	5	196
Atlas Air Worldwide Holdings, Inc. (a)	3	168
Avis Budget Group, Inc. (a)	6	241
AZZ Inc.	3	120
Barnes Group Inc.	4	211
Barrett Business Services, Inc.	1	44
Beacon Roofing Supply, Inc. (a)	8	312
BG Staffing, Inc.	2	21
Blue Bird Global Corporation (a)	3	56
BlueLinx Holdings Inc. (a)	1	23
Boise Cascade Company	4	197
Brady Corp. - Class A	3	176
BrightView Holdings, Inc. (a)	8	126
Brink's Co.	3	214
Builders FirstSource, Inc. (a)	11	458
BWXT Government Group, Inc.	2	105
CAI International Inc.	2	53
Casella Waste Systems Inc. - Class A (a)	4	237
CBIZ Inc. (a)	5	143
Ceco Environmental Corp. (a)	5	38
Chart Industries, Inc. (a)	3	385
Cimpress Public Limited Company (a)	2	205
CIRCOR International, Inc. (a)	2	75
Civeo Corporation (a)	1	14
Clean Harbors Inc. (a)	5	354
Colfax Corp. (a)	12	445
Columbus Mckinnon Corp.	3	110
Comfort Systems USA Inc.	4	196
Commercial Vehicle Group Inc. (a)	4	36
Construction Partners, Inc. - Class A (a)	4	121
CoreLogic, Inc.	5	369
Cornerstone Building Brands, Inc. (a)	2	18
Costamare Inc.	11	90
Covanta Holding Corporation	13	168
Covenant Transportation Group, Inc. - Class A (a)	1	20
CRA International, Inc.	1	45
Crane Co.	2	179
CSW Industrials Inc.	2	172
Cubic Corp.	2	153
Curtiss-Wright Corp.	2	264
Daseke Companies, Inc. (a)	7	41
Deluxe Corp.	3	100
Douglas Dynamics, Inc.	2	105
Ducommun Inc. (a)	1	63
DXP Enterprises Inc. (a)	2	42
Dycom Industries, Inc. (a)	3	227
Eagle Bulk Shipping Inc. (a)	1	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Eastern Co.	1	14
Echo Global Logistics, Inc. (a)	3	69
Elance, Inc. (a)	10	348
EMCOR Group, Inc.	4	329
Encore Wire Corp.	2	106
Energy Recovery, Inc. (a)	4	60
Enerpac Tool Group Corp. - Class A	4	87
EnerSys	4	340
Ennis Inc.	3	51
EnPro Industries, Inc.	1	112
ESCO Technologies Inc.	3	258
Evoqua Water Technologies Corp. (a)	11	308
Exponent, Inc.	4	319
Federal Signal Corporation	6	202
Flowserve Corporation	7	251
Fluor Corp. (a)	4	67
Forrester Research Inc. (a)	1	63
Forward Air Corp.	3	210
Franklin Covey Co. (a)	1	30
Franklin Electric Co. Inc.	5	326
FreightCar America Inc. (a)	1	2
FTI Consulting Inc. (a)	2	241
Gates Industrial Corporation PLC (a)	8	98
GATX Corporation	3	253
Genco Shipping & Trading Limited	5	37
Gibraltar Industries Inc. (a)	3	238
GMS Inc. (a)	4	136
Gorman-Rupp Co.	2	80
GP Strategies Corporation (a)	1	14
GrafTech International Ltd.	11	118
Graham Corp.	1	18
Granite Construction Incorporated	4	101
Great Lakes Dredge & Dock Corp. (a)	6	77
Greenbrier Cos. Inc.	3	98
Griffon Corporation	5	93
H&E Equipment Services, Inc.	3	103
Harsco Corporation (a)	6	113
Hawaiian Holdings, Inc. (a)	4	70
HC2 Holdings, Inc. (a) (c)	1	3
Healthcare Services Group Inc.	7	187
Heartland Express Inc.	8	150
Heidrick & Struggles International Inc.	2	62
Helios Technologies, Inc.	3	166
Herc Holdings Inc. (a)	3	175
Heritage-Crystal Clean, LLC (a)	3	63
Herman Miller Inc.	5	156
Hertz Global Holdings, Inc. (a)	11	14
Hexcel Corp. (a)	4	178
Hill International Inc. (a)	5	10
Hillenbrand Inc.	3	115
HNI Corp.	5	156
HUB Group Inc. - Class A (a)	4	215
Hudson Global, Inc. (a)	—	2
Hurco Cos. Inc.	1	31
Huron Consulting Group Inc. (a)	2	109
Huttig Building Products Inc. (a)	2	6
Hyster-Yale Materials Handling Inc. - Class A	1	77
ICF International, Inc.	2	131
IES Holdings, Inc. (a)	2	91
Innovative Solutions and Support, Inc. (a)	—	3
Insperity, Inc.	2	188
Insteel Industries, Inc.	2	46
Interface Inc. - Class A	5	54
IntriCon Corporation (a)	1	26
ITT Industries Holdings, Inc.	—	35
JELD-WEN Holding, Inc. (a)	9	227
JetBlue Airways Corporation (a)	18	258
John Bean Technologies Corp.	2	197
Kadant Inc.	1	157
Kaman Corp.	2	100
KAR Auction Services, Inc. (a)	12	226
Kelly Services Inc. - Class A (a)	4	72
Kennametal Inc.	9	326
Kforce Inc.	2	99
Kimball International Inc. - Class B	4	45
Kirby Corp. (a)	2	102
Knoll Inc.	4	65
Korn Ferry	4	173
Kratos Defense & Security Solutions, Inc. (a)	12	343
Landstar System Inc.	2	289
Lawson Products Inc. (a)	1	61
LB Foster Co. (a)	1	16
Lindsay Corp.	1	112
LSI Industries Inc.	3	27
Lydall Inc. (a)	2	54
Macquarie Infrastructure Corporation	7	249
Manitex International Inc. (a)	1	5
Manitowoc Co. Inc. (a)	4	55
ManpowerGroup Inc.	3	307
Marten Transport Ltd.	8	143
Masonite International Corporation (a)	3	249
MasTec Inc. (a)	5	348
Mastech Digital, Inc. (a)	1	12
Matson Intermodal - Paragon, Inc.	4	236
Matthews International Corp. - Class A	3	95
Maxar Technologies Inc.	5	178
McGrath RentCorp	2	154
Mercury Systems Inc. (a)	4	309
Meritor, Inc. (a)	7	189
Mesa Air Group, Inc. (a)	4	27
Middleby Corp. (a)	2	256
Miller Industries Inc.	1	51
Mistras Group, Inc. (a)	3	20
Moog Inc. - Class A	3	268
MRC Global Inc. (a)	7	46
MSA Safety Inc.	2	291
MSC Industrial Direct Co. - Class A	2	165
Mueller Industries Inc.	5	190
Mueller Water Products Inc. - Class A	15	185
MYR Group Inc. (a)	2	130
National Presto Industries Inc.	1	76
Navistar International Corporation (a)	6	269
Nielsen Holdings plc	4	78
NN Inc. (a)	4	27
Northwest Pipe Co. (a)	1	29
Now, Inc. (a)	9	62
NV5 Global, Inc. (a)	1	81
Nvent Electric Public Limited Company	9	200
Omega Flex Inc.	1	148
Orion Energy Systems, Inc. (a)	5	52
Orion Group Holdings, Inc. (a)	2	12
Oshkosh Corp.	4	374
PAM Transportation Services Inc. (a)	1	26
Park-Ohio Holdings Corp.	1	36
Patrick Industries, Inc.	2	163
Patriot Transportation, Inc.	—	3
PGT Innovations, Inc. (a)	5	108
Pitney Bowes Inc.	17	102
Powell Industries Inc.	1	32
Preformed Line Products Co.	1	36
Primoris Services Corporation	5	132
Proto Labs Inc. (a)	3	386
Quad/Graphics Inc. - Class A (a)	3	11
Quanex Building Products Corp.	3	60
Radiant Logistics, Inc. (a)	6	34
Raven Industries Inc. (a)	3	93
RBC Bearings Incorporated (a)	2	280
Red Violet, Inc. (a)	1	33
Regal-Beloit Corp.	2	261
Resideo Technologies, Inc. (a)	8	161
Resources Connection, Inc.	4	48
REV Group Inc. (a)	6	49
Rexnord Corporation	7	275
RR Donnelley & Sons Co. (a) (c)	8	18
Rush Enterprises Inc. - Class A	3	143
Ryder System, Inc.	3	166
Saia, Inc. (a)	2	410
Schneider National, Inc. - Class B	5	113
Scorpio Bulkers Inc. (c)	1	11
SEACOR Holdings Inc. (a)	2	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Sharps Compliance Corp. (a)	1	14
Shyft Group, Inc.	3	98
Simpson Manufacturing Co. Inc.	3	256
SiteOne Landscape Supply, Inc. (a)	2	310
SkyWest Inc. (a)	5	220
SP Plus Corporation (a)	2	53
Spirit Airlines Inc. (a)	6	143
SPX Corp. (a)	4	238
SPX Flow, Inc. (a)	2	119
Standex International Corp.	2	125
Steelcase Inc. - Class A	8	107
Sterling Construction Co. Inc. (a)	3	61
Stock Building Supply Holdings, LLC (a)	6	320
SunRun Inc. (a)	1	40
Systemax Inc.	3	124
Team, Inc. (a)	3	31
Tennant Co.	2	133
Terex Corp. (a)	6	223
Tetra Tech, Inc.	3	400
Textainer Group Holdings Limited (a)	5	104
Thermon Group Holdings, Inc. (a)	2	34
Timken Co.	4	311
Titan International, Inc. (a)	9	45
Titan Machinery Inc. (a)	2	35
TPI Composites, Inc. (a)	4	233
Transact, Inc. (a)	1	26
TriMas Corp. (a)	3	106
TriNet Group Inc. (a)	4	313
Trinity Industries Inc.	8	216
Triton Container International Limited	8	370
TrueBlue, Inc. (a)	3	55
Turtle Beach Corp. (a)	1	24
Tutor Perini Corp. (a)	5	59
Twin Disc Inc. (a)	1	6
U.S. Xpress Enterprises, Inc. - Class A (a)	5	33
UFP Industries, Inc.	4	206
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	206
Univar Solutions Inc. (a)	9	177
Universal Logistics Holdings, Inc.	3	52
US Ecology Parent, Inc. (a)	2	58
USA Truck Inc. (a)	1	10
Valmont Industries Inc.	1	147
Vectrus, Inc. (a)	1	74
Veritiv Corp. (a)	2	35
Viad Corp (a)	2	62
Vicor Corp. (a)	3	232
VSE Corp.	1	37
Wabash National Corp.	4	66
Watts Water Technologies Inc. - Class A	2	199
Welbilt Inc. (a)	10	137
Werner Enterprises Inc.	4	164
WESCO International, Inc. (a)	5	356
Willdan Group, Inc. (a)	1	48
WillScot Mobile Mini Holdings Corp. - Class A (a)	21	495
Woodward Governor Co.	2	238
YRC Worldwide Inc. (a)	4	18
		40,757
Consumer Discretionary 15.7%
1-800-Flowers.Com, Inc. - Class A (a)	4	110
Abercrombie & Fitch Co. - Class A (a)	5	111
Acushnet Holdings Corp.	7	267
Adient Public Limited Company (a)	9	314
Adtalem Global Education Inc. (a)	4	144
American Axle & Manufacturing Holdings, Inc. (a)	11	96
American Eagle Outfitters, Inc.	17	340
American Outdoor Brands, Inc. (a)	2	35
American Public Education, Inc. (a)	1	35
America's Car Mart, Inc. (a)	1	75
Ark Restaurants Corp. (a)	1	11
Asbury Automotive Group, Inc. (a)	2	286
Aspen Group, Inc. (a)	3	31
At Home Group, Inc. (a)	8	130
AutoNation, Inc. (a)	5	371
Bally's Corporation (a)	1	68
Barnes & Noble Education, Inc. (a)	5	25
Bassett Furniture Industries, Incorporated	1	17
Beazer Homes USA, Inc. (a)	1	14
Bed Bath & Beyond Inc. (a) (c)	9	159
Big 5 Sporting Goods Corporation	3	28
Big Lots, Inc.	4	190
BJ's Restaurants, Inc. (a)	2	73
Bloomin' Brands, Inc.	7	135
Bluegreen Vacations Holding Corporation - Class A (a)	2	22
Boot Barn Holdings, Inc. (a)	2	105
Boyd Gaming Corporation (a)	4	188
Brinker International Inc. (a)	4	244
Brunswick Corp.	2	178
Buckle Inc.	5	154
Build-A-Bear Workshop Inc. (a)	1	5
Caleres Inc.	4	63
Callaway Golf Co. (a)	9	223
Camping World Holdings, Inc. - Class A	3	87
Capri Holdings Limited (a)	5	231
Carriage Services Inc.	2	62
Carrols Restaurant Group, Inc. (a)	4	23
Carter's Inc. (a)	2	204
Cato Corp. - Class A (a)	2	22
Cavco Industries Inc. (a)	1	164
Century Communities Inc. (a)	4	165
Cheesecake Factory Inc. (a)	3	125
Chico's FAS Inc. (a)	13	21
Childrens Place Retail Stores Inc. (a) (c)	1	59
Choice Hotels International Inc. (a)	2	226
Chuy's Holdings Inc. (a)	2	40
Citi Trends, Inc. (a)	1	41
CLARUS Corporation	1	11
Collectors Universe, Inc.	1	102
Columbia Sportswear Co. (a)	2	162
Conn's Inc. (a)	2	27
Container Store Group Inc. (a)	7	66
Cooper Tire & Rubber Co.	6	230
Cooper-Standard Holdings Inc. (a)	1	50
Copa Holdings, S.A. - Class A (a)	2	156
Core-Mark Holding Co. Inc.	4	120
Cracker Barrel Old Country Store, Inc. (a)	2	240
Crocs Inc. (a)	5	343
Culp Inc.	1	21
Dana Holding Corp. (a)	14	277
Dave & Buster's Entertainment Inc. (a) (c)	3	78
Deckers Outdoor Corp. (a)	1	268
Del Taco Restaurants Inc. (a)	3	24
Delta Apparel Inc. (a)	1	20
Denny's Corporation (a)	5	69
Designer Brands Inc. - Class A	5	42
Dick's Sporting Goods Inc.	6	361
Dillard's Inc. - Class A	1	76
Dorman Products Inc. (a)	3	287
Duluth Holdings Inc. - Class B (a)	1	13
El Pollo Loco Holdings Inc. (a)	4	74
Escalade Inc.	2	46
Ethan Allen Interiors Inc.	2	49
Everi Holdings Inc. (a)	7	94
Extended Stay America, Inc.	8	111
Fiesta Restaurant Group, Inc. (a)	3	40
Flexsteel Industries Inc.	1	39
Floor & Decor Holdings Inc. - Class A (a)	4	328
Foot Locker, Inc.	6	254
Fossil Group, Inc. (a)	3	30
Fox Factory Holding Corp. (a)	4	410
Frontdoor, Inc. (a)	4	211
Funko Inc. - Class A (a) (c)	2	22
GameStop Corp. - Class A (a) (c)	8	154
Gap Inc. (a)	15	300
Genesco Inc. (a)	1	41
Gentherm Incorporated (a)	3	220
G-III Apparel Group, Ltd. (a)	3	70
Gopro Inc. - Class A (a)	11	88

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Graham Holdings Co. - Class B	—	168
Grand Canyon Education, Inc. (a)	3	261
Grantley Adams International Airport Inc. - Class A (a)	1	8
Green Brick Partners Inc. (a)	4	88
Group 1 Automotive Inc.	2	238
Groupon, Inc. (a)	2	91
Grubhub Holdings Inc. (a)	1	110
Guess Inc.	5	121
H & R Block, Inc.	5	74
Hamilton Beach Brands Holding Company - Class A	1	14
Hanesbrands Inc.	22	314
Harley-Davidson, Inc.	8	276
Haverty Furniture Cos. Inc.	1	40
Helen of Troy Ltd (a)	2	379
Hibbett Sports Inc. (a)	2	73
Hilton Grand Vacations Inc. (a)	7	233
Hooker Furniture Corp.	2	54
Horizon Global Corporation (a)	1	11
Houghton Mifflin Harcourt Company (a)	11	36
Installed Building Products, Inc. (a)	3	328
International Game Technology PLC	17	288
iRobot Corp. (a) (c)	2	134
J. Alexander's Holdings, Inc. (a)	1	10
Jack in the Box Inc.	2	206
Johnson Outdoors Inc. - Class A	1	91
KB Home	9	285
Kohl's Corporation (a)	9	379
Kontoor Brands, Inc.	4	169
Lakeland Industries Inc. (a)	2	44
Lands' End, Inc. (a)	3	70
Laureate Education Inc. - Class A (a)	11	154
La-Z-Boy Inc.	5	198
LCI Industries	3	332
Leaf Group Ltd. (a)	4	19
Leggett & Platt Inc.	6	277
LGI Homes, Inc. (a)	2	249
Lifetime Brands, Inc.	2	31
Lindblad Expeditions Holdings Inc. (a)	4	74
Liquidity Services, Inc. (a)	3	55
Lithia Motors Inc. - Class A	2	532
Lumber Liquidators, Inc. (a)	2	68
M/I Homes, Inc. (a)	3	112
Macy's, Inc. (a)	14	160
Magnite, Inc. (a) (c)	2	55
Malibu Boats, Inc. - Class A (a)	2	147
Marine Products Corp.	2	32
MarineMax Inc. (a)	2	69
Marriott Vacations Worldwide Corporation (a)	4	539
MasterCraft Boat Holdings, Inc. (a)	3	62
Mattel, Inc. (a)	10	175
MDC Holdings Inc.	6	279
Meritage Homes Corporation (a)	4	353
Modine Manufacturing Co. (a)	6	71
Monarch Casino & Resort Inc. (a)	1	64
Monro Inc.	3	159
Motorcar Parts of America Inc. (a)	2	39
Movado Group Inc. (a)	1	18
Murphy USA Inc.	3	381
Nathan's Famous Inc.	1	28
National Vision Holdings, Inc. (a)	6	265
Nautilus, Inc. (a)	2	43
New Home Co. Inc. (a)	2	8
Noodles & Company - Class A (a)	5	36
Obh Inc. - Class A (a)	—	5
Obh Inc. - Class B (a)	—	29
Office Depot, Inc. (a)	4	103
Ollie's Bargain Outlet Holdings Inc. (a)	1	64
OneSpaWorld Holdings Limited (a)	2	24
Oxford Industries Inc.	1	81
Papa John's International Inc.	3	266
Penn National Gaming Inc. (a)	—	31
Penske Automotive Group, Inc.	8	459
Perdoceo Education Corporation (a)	7	92
PetMed Express Inc. (c)	2	56
Pico Holdings Inc. (a)	1	13
Playa Hotels & Resorts N.V. (a)	9	55
PlayAGS, Inc. (a)	4	30
Purple Innovation, Inc. (a)	2	64
PVH Corp.	5	428
Quotient Technology Inc. (a)	7	62
Qurate Retail, Inc. - Series A (a)	18	203
Ralph Lauren Corp. - Class A (a)	1	110
RCI Hospitality Holdings, Inc.	1	32
Red Lion Hotels Corp. (a)	2	8
Red Robin Gourmet Burgers, Inc. (a)	1	25
Red Rock Resorts, Inc. - Class A (a)	5	136
Regis Corp. (a)	3	31
Rent-A-Center, Inc.	6	215
RH (a)	1	439
Rocky Brands Inc.	1	25
Sally Beauty Holdings, Inc. (a)	12	150
Scientific Games Corporation (a)	7	286
Seaworld Entertainment, Inc. (a)	7	213
Shake Shack Inc. - Class A (a)	2	190
Shoe Carnival Inc.	1	58
Shutterstock Inc.	3	224
Signet Jewelers Limited (a)	7	179
Skechers U.S.A. Inc. - Class A (a)	5	179
Skyline Corp. (a)	5	146
Sleep Number Corporation (a)	3	218
Smith & Wesson Brands, Inc.	8	146
Sonic Automotive, Inc. - Class A	3	107
Sonos, Inc. (a)	6	144
Sportsman's Warehouse Holdings, Inc. (a)	6	109
Stamps.com Inc. (a)	2	297
Standard Motor Products Inc.	2	91
Steven Madden Ltd. (a)	5	184
Stitch Fix, Inc. - Class A (a)	2	119
Stoneridge, Inc. (a)	2	74
Strategic Education, Inc.	2	149
Strattec Security Corp. (a)	1	27
Stride, Inc. (a)	4	83
Superior Uniform Group Inc.	2	57
Taylor Morrison Home II Corporation - Class A (a)	13	332
Tempur Sealy International, Inc. (a)	15	405
Tenneco Inc. - Class A (a)	2	18
Texas Roadhouse Inc. - Class A (a)	7	510
The Aaron's Company, Inc. (a)	3	63
The Goodyear Tire & Rubber Company (a)	17	183
The Lovesac Company (a)	2	66
The Michaels Companies, Inc. (a) (c)	13	170
The Wendy's Company	10	216
Thor Industries Inc.	2	200
Tilly's Inc. - Class A (a)	2	19
Toll Brothers Inc.	6	240
TopBuild Corp. (a)	2	420
TRI Pointe Homes, Inc. (a)	15	253
Tupperware Brands Corp. (a)	6	179
Under Armour Inc. - Class A (a)	5	93
Under Armour Inc. - Class C (a)	5	68
Unifi Inc. (a)	2	31
Universal Electronics Inc. (a)	1	71
Universal Technical Institute Inc. (a)	5	29
Urban Outfitters Inc. (a)	8	209
Veoneer, Inc. (a) (c)	4	81
Vera Bradley, Inc. (a)	2	12
Vincent Holding Corp. (a)	1	6
Vista Outdoor Inc. (a)	5	129
Visteon Corporation (a)	3	336
VOXX International Corporation - Class A (a)	1	19
Weyco Group Inc.	1	9
Wingstop Inc.	2	264
Winmark Corp.	—	72
Winnebago Industries Inc.	3	192
Wolverine World Wide, Inc.	8	253
WW International, Inc. (a)	6	136
Wyndham Destinations, Inc.	5	204
Wyndham Hotels & Resorts, Inc.	4	223

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
YETI Holdings, Inc. (a)	5	314
ZAGG Inc (a)	4	18
Zovio Inc. (a)	2	12
Zumiez Inc. (a)	3	96
		33,685
Information Technology 13.6%
2U, Inc. (a) (c)	3	139
3D Systems Corporation (a) (c)	8	86
A10 Networks, Inc. (a)	7	73
Acacia Communications, Inc. (a)	3	190
ACI Worldwide, Inc. (a)	12	455
ACM Research, Inc. - Class A (a)	1	73
ADS Alliance Data Systems, Inc.	3	253
ADTRAN, Inc.	5	73
Advanced Energy Industries, Inc. (a)	3	297
Agilysys, Inc. (a)	2	71
Airgain, Inc. (a)	1	15
Alarm.Com Holdings, Inc. (a)	4	369
Alpha and Omega Semiconductor Limited (a)	3	61
Altair Engineering Inc. - Class A (a)	3	191
Ambarella Inc. (a)	2	211
American Software, Inc. - Class A	3	57
Amkor Technology, Inc.	21	314
Amtech Systems, Inc. (a)	2	10
AppFolio, Inc. - Class A (a)	1	158
Applied Optoelectronics, Inc. (a) (c)	2	13
Arlo Technologies, Inc. (a)	8	60
AstroNova, Inc. (a)	1	5
Avaya Holdings Corp. (a)	5	89
Avid Technology, Inc. (a)	5	87
Avnet, Inc.	7	245
Aware Inc. (a)	5	17
Axcelis Technologies, Inc. (a)	2	68
AXT, Inc. (a)	4	41
Badger Meter, Inc.	3	252
Bel Fuse Inc. - Class B	1	20
Belden Inc.	3	146
Benchmark Electronics, Inc.	2	46
Blackbaud, Inc. (a)	3	166
Blackline, Inc. (a)	1	188
Bottomline Technologies Inc. (a)	3	158
Brightcove Inc. (a)	4	81
Brooks Automation Inc.	7	497
CACI International Inc. - Class A (a)	1	256
CalAmp Corp. (a)	5	47
Calix, Inc. (a)	6	174
Cardtronics Group Limited - Class A (a)	5	162
Casa Systems, Inc. (a)	8	48
Cass Information Systems, Inc.	2	70
CDK Global, Inc.	1	42
CEVA Inc. (a)	1	68
ChannelAdvisor Corp. (a)	3	43
Cirrus Logic Inc. (a)	4	292
Clearfield, Inc. (a)	1	28
Cloudera, Inc. (a)	19	268
CMC Materials Inc.	2	357
Coda Octopus Group, Inc. (a)	1	7
Coherent Inc. (a)	1	198
Cohu Inc. (a)	4	138
CommScope Holding Company, Inc. (a)	3	37
CommVault Systems Inc. (a)	3	165
Comtech Telecommunications Corp.	2	50
Concentrix Solutions Corporation (a)	1	97
Conduent Inc. (a)	17	82
Cornerstone OnDemand, Inc. (a)	2	80
CSG Systems International, Inc.	3	133
CTS Corp.	4	127
Cyberoptics Corp. (a)	1	16
Daktronics Inc. (a)	6	26
Digi International Inc. (a)	3	58
Digital Turbine USA, Inc. (a)	9	488
Diodes Inc. (a)	4	252
DSP Group, Inc. (a)	2	40
DXC Technology Company (a)	14	351
DZS, Inc. (a)	3	45
Ebix Inc.	3	106
EchoStar Corp. - Class A (a)	3	58
Egain Corporation (a)	4	45
Endurance International Group Holdings, Inc. (a)	10	99
Envestnet, Inc. (a)	3	241
ePlus Inc. (a)	1	112
Euronet Worldwide Inc. (a)	2	235
EVERTEC, Inc.	7	262
EVO Payments, Inc. - Class A (a)	4	119
ExlService Holdings Inc. (a)	3	296
Fabrinet (a)	4	275
FARO Technologies Inc. (a)	1	88
FireEye, Inc. (a)	5	124
First Solar, Inc. (a)	3	254
Fitbit, Inc. - Class A (a)	13	90
Flex Ltd. (a)	2	41
FLIR Systems Inc.	7	315
FormFactor Inc. (a)	7	298
Globant S.A. (a)	1	309
GreenSky, Inc. - Class A (a)	2	11
GSI Technology, Inc. (a)	3	26
GTT Communications Inc. (a) (c)	2	7
Hackett Group Inc.	4	52
Harmonic, Inc. (a)	10	73
I3 Verticals, Inc. - Class A (a)	1	35
Ichor Holdings, Ltd. (a)	2	72
II-VI Incorporated (a)	2	123
Immersion Corp. (a)	4	43
Impinj, Inc. (a)	1	53
Infinera Corporation (a)	12	125
Insight Enterprises, Inc. (a)	3	246
Intelligent Systems Corporation (a) (c)	1	20
InterDigital Communications, Inc.	2	129
Intevac Inc. (a)	3	19
Iteris, Inc. (a)	4	22
Itron Inc. (a)	4	394
J2 Cloud Services, LLC (a)	3	287
Jabil Inc.	7	314
KBR, Inc.	8	255
Kimball Electronics Group, LLC (a)	2	40
Knowles Corporation (a)	9	169
Kulicke & Soffa Industries Inc.	4	113
KVH Industries Inc. (a)	3	32
Lattice Semiconductor Corp. (a)	9	397
Limelight Networks, Inc. (a)	11	42
Littelfuse Inc.	1	303
Liveramp, Inc. (a)	5	389
Luna Innovations Incorporated (a)	3	33
MACOM Technology Solutions Holdings, Inc. (a)	2	91
MagnaChip Semiconductor, Ltd. (a)	3	42
Manhattan Associates Inc. (a)	—	29
Mantech International Corp. - Class A	2	148
MAXIMUS Inc.	4	272
MaxLinear, Inc. (a)	4	150
Methode Electronics Inc.	3	129
MicroStrategy Inc. - Class A (a)	—	159
Mimecast Uk Limited (a)	3	196
Mitek Systems, Inc. (a)	5	81
MoneyGram International, Inc. (a)	6	32
MTS Systems Corp. (a)	2	98
NAPCO Security Technologies Inc. (a)	3	71
National Instruments Corp.	7	328
NCR Corporation (a)	8	300
NeoPhotonics Corporation (a)	5	44
NETGEAR, Inc. (a)	3	116
NetScout Systems, Inc. (a)	6	175
Network-1 Technologies, Inc.	3	10
New Relic, Inc. (a)	1	52
NIC Inc.	7	177
Novantas Inc. (a)	2	253
NVE Corp.	1	37
Onespan, Inc. (a)	3	56
Onto Innovation Inc. (a)	3	149
OSI Systems Inc. (a)	2	181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PAR Technology Corp. (a) (c)	—	26
Paysign, Inc. (a)	3	15
PC Connection, Inc. (a)	2	118
PC-Tel, Inc.	3	18
PDF Solutions Inc. (a)	2	53
Perficient, Inc. (a)	3	150
Perspecta Inc.	11	253
PFSweb Inc. (a)	2	16
Photronics Inc. (a)	3	36
Pixelworks, Inc. (a)	6	16
Plexus Corp. (a)	3	258
Power Integrations Inc.	3	274
PRGX Global, Inc. (a)	4	30
Progress Software Corp.	4	201
Pure Storage, Inc. - Class A (a)	15	342
QAD Inc. - Class A	2	95
Qualys, Inc. (a)	3	378
Rambus Inc. (a)	8	144
RealPage, Inc. (a)	1	113
Ribbon Communications Inc. (a)	12	81
Rogers Corp. (a)	2	255
Sabre Corporation (a)	6	78
SailPoint Technologies Holdings, Inc. (a)	6	345
Sanmina Corp. (a)	7	216
Sapiens International Corporation N.V.	4	116
ScanSource Inc. (a)	2	61
Science Applications International Corp.	4	352
Secureworks Corp. - Class A (a)	1	16
Semtech Corp. (a)	4	265
Servicesource International, Inc. (a)	4	8
Sharpspring Technologies, Inc. (a) (c)	1	16
ShotSpotter, Inc. (a)	1	45
Silicon Laboratories Inc. (a)	3	373
SMART Global Holdings, Inc. (a)	2	93
Smith Micro Software, Inc. (a)	2	11
SolarEdge Technologies Ltd. (a)	—	29
SolarWinds Corporation (a)	1	9
SPS Commerce, Inc. (a)	3	308
StarTek, Inc. (a)	2	13
Stratasys, Inc. (a) (c)	1	28
Super Micro Computer, Inc. (a)	5	170
SVMK Inc. (a)	5	140
Sykes Enterprises Inc. (a)	2	73
Synaptics Incorporated (a)	3	336
Synchronoss Technologies, Inc. (a)	3	16
SYNNEX Corporation (a)	1	80
TeleNav Inc. (a)	5	22
Teradata Corporation (a)	4	99
Tessco Technologies Inc. (a)	1	3
Transact Technologies Inc. (a)	—	2
TTEC Holdings, Inc.	4	307
TTM Technologies, Inc. (a)	12	166
Tucows Inc. - Class A (a)	1	43
Ultra Clean Holdings, Inc. (a)	5	142
Unisys Corp. (a)	6	116
Upland Software, Inc. (a)	2	77
Upstate Property Rentals, LLC (a)	2	220
Veeco Instruments Inc. (a)	5	86
Verint Systems Inc. (a)	7	447
Verra Mobility Corporation - Class A (a)	13	179
ViaSat, Inc. (a)	3	109
Viavi Solutions Inc. (a)	15	218
Virtusa Corporation (a)	3	159
Vishay Intertechnology Inc.	12	256
Vishay Precision Group, Inc. (a)	2	50
Wayside Technology Group Inc.	—	7
Xerox Holdings Corporation	12	277
Xperi Holding Corporation	4	78
Zix Corporation (a)	4	38
		29,257
Health Care 10.8%
Abeona Therapeutics Inc. (a)	4	7
AC Immune SA (a) (c)	2	9
Acadia Healthcare Company, Inc. (a)	7	360
Accuray Incorporated (a)	10	42
Addus HomeCare Corporation (a)	1	152
Adicet Bio, Inc. (a) (c)	1	13
Aduro Biotech, Inc. (a) (d)	3	—
Adverum Biotechnologies, Inc. (a)	6	67
Aeglea Biotherapeutics, Inc. (a)	4	31
Aerie Pharmaceuticals, Inc. (a)	2	22
Agios Pharmaceuticals, Inc. (a)	2	79
Akebia Therapeutics, Inc. (a)	11	31
Akero Therapeutics Inc. (a)	1	37
Albireo Pharma, Inc. (a)	2	63
Aldeyra Therapeutics, Inc. (a)	3	17
Alector, Inc. (a)	1	17
Alkermes Public Limited Company (a)	11	210
Allscripts Healthcare Solutions, Inc. (a)	13	190
American Renal Associates Holdings, Inc. (a)	4	42
AMN Healthcare Services, Inc. (a)	4	300
Amneal Pharmaceuticals, Inc. - Class A (a)	8	35
Amphastar Pharmaceuticals, Inc. (a)	3	57
Anaptysbio, Inc. (a)	2	52
AngioDynamics, Inc. (a)	4	59
ANI Pharmaceuticals, Inc. (a)	1	26
Anika Therapeutics, Inc. (a)	1	55
Antares Pharma, Inc. (a)	6	25
Apex Medical Corp. (a)	4	29
Apollo Medical Holdings, Inc. (a)	—	4
Applied Genetic Technologies Corporation (a)	2	9
Aravas Inc. (a)	2	3
Aravive Biologics, Inc. (a) (c)	2	12
Arcus Biosciences, Inc. (a)	1	33
Ardelyx, Inc. (a)	7	44
Arena Pharmaceuticals, Inc. (a)	5	350
Assembly Biosciences, Inc. (a)	3	20
Assertio Holdings, Inc. (a)	6	2
Atara Biotherapeutics, Inc. (a)	5	99
Atreca, Inc. - Class A (a)	3	42
AtriCure, Inc. (a)	3	172
Atrion Corporation	—	110
Avanos Medical, Inc. (a)	3	154
AxoGen, Inc. (a)	4	70
Berks County Industrial Development Authority (a)	4	25
BioDelivery Sciences International, Inc. (a)	13	53
BioLife Solutions, Inc. (a)	2	62
BioTelemetry, Inc. (a)	3	194
Bluebird Bio, Inc. (a)	2	91
Brookdale Senior Living Inc. (a)	16	69
Calithera Biosciences, Inc. (a)	6	28
Calyxt, Inc. (a) (c)	1	4
Cantel Medical Corp. (a)	4	298
Cardiovascular Systems Inc. (a)	1	27
Caredx, Inc. (a)	2	111
Cassava Sciences, Inc. (a)	1	7
Castle Biosciences, Inc. (a)	1	64
Castlight Health, Inc. - Class B (a)	7	10
Catabasis Pharmaceuticals, Inc. (a) (c)	2	4
Catalyst Bio, Inc. (a)	1	6
Catalyst Pharmaceuticals, Inc. (a)	6	21
Champions Oncology, Inc. (a)	1	5
Chembio Diagnostics, Inc. (a) (c)	2	8
Chiasma, Inc. (a)	4	18
Chimerix, Inc. (a)	4	19
Chinook Therapeutics, Inc. (a)	1	11
Cidara Therapeutics Inc. (a)	1	2
Codexis, Inc. (a)	3	66
Collegium Pharmaceutical, Inc. (a)	2	37
Community Health Systems Inc. (a)	10	73
Computer Programs & Systems Inc. (a)	1	38
Concert Pharmaceuticals Inc. (a)	3	36
ConforMIS, Inc. (a)	2	2
Conmed Corp.	2	232
Corcept Therapeutics Inc. (a)	10	256
Corvel Corp. (a)	2	182
Corvus Pharmaceuticals Inc. (a) (c)	1	5
Covetrus, Inc. (a)	9	249
Crinetics Pharmaceuticals, Inc. (a)	2	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Cross Country Healthcare Inc. (a)	4	32
CryoLife Inc. (a)	2	57
Cumberland Pharmaceuticals Inc. (a)	3	8
Cutera Inc. (a)	1	24
Cyclerion Therapeutics, Inc. (a)	2	8
Cymabay Therapeutics, Inc. (a)	5	28
Cytomx Therapeutics, Inc. (a)	5	30
Denali Therapeutics Inc. (a)	5	412
Eagle Pharmaceuticals Inc. (a)	1	60
Editas Medicine, Inc. (a)	2	107
Eiger Biopharmaceuticals, Inc. (a)	3	35
Electromed, Inc. (a)	1	8
Emergent BioSolutions Inc. (a)	4	318
Enanta Pharmaceuticals, Inc. (a)	1	50
Endo International Public Limited Company (a)	19	135
Envista Holdings Corporation (a)	11	366
Enzo Biochem Inc. (a)	4	9
Epizyme, Inc. (a)	3	32
Evelo Biosciences, Inc. (a) (c)	2	28
Evolent Health, Inc. - Class A (a)	10	165
Fate Therapeutics, Inc. (a)	4	391
FibroGen, Inc. (a)	2	61
Five Prime Therapeutics, Inc. (a)	5	77
Five Star Senior Living Inc. (a)	2	15
Fluidigm Corporation (a)	7	44
Fonar Corporation (a)	1	10
Fulgent Genetics, Inc. (a) (c)	1	69
G1 Therapeutics, Inc. (a)	3	52
Geron Corp. (a) (c)	10	16
Global Blood Therapeutics, Inc. (a)	1	59
Globus Medical Inc. - Class A (a)	4	244
GlycoMimetics, Inc. (a)	5	17
Gritstone Oncology, Inc. (a) (c)	1	4
Haemonetics Corp. (a)	3	314
Halozyme Therapeutics, Inc. (a)	5	206
Hanger, Inc. (a)	3	73
Harpoon Therapeutics, Inc. (a) (c)	1	15
Harvard Bioscience Inc. (a)	3	12
Health Catalyst, Inc. (a)	—	13
Healthstream, Inc. (a)	2	53
Heron Therapeutics, Inc. (a)	5	113
Heska Corporation (a)	1	84
HMS Holdings Corp. (a)	6	204
Homology Medicines, Inc. (a)	1	15
ICU Medical, Inc. (a)	1	266
IDEAYA Biosciences, Inc. (a)	3	37
InfuSystem Holdings, Inc. (a)	3	52
Innoviva, Inc. (a)	8	99
Inogen, Inc. (a)	2	71
Inovalon Holdings, Inc. - Class A (a)	4	70
Integer Holdings Corporation (a)	2	195
Integra LifeSciences Holdings Corp. (a)	6	371
Intellia Therapeutics, Inc. (a)	3	170
Intersect ENT, Inc. (a)	3	71
Intra-Cellular Therapies, Inc. (a)	5	144
Invacare Corp. (a)	5	41
Iradimed Corp. (a)	2	42
Ironwood Pharmaceuticals, Inc. - Class A (a)	14	156
Iveric Bio, Inc. (a)	5	38
Jounce Therapeutics Inc. (a)	3	19
Kala Pharmaceuticals Inc. (a) (c)	2	12
KalVista Pharmaceuticals Inc. (a)	2	40
Kindred Healthcare Inc. (a)	4	19
Kiniksa Pharmaceuticals Ltd. - Class A (a)	2	35
Krystal Biotech, Inc. (a)	1	62
Kura Oncology, Inc. (a)	3	105
Lannett Co. Inc. (a)	—	2
Lantheus Holdings Inc. (a)	4	55
LeMaitre Vascular Inc.	2	79
Lensar, Inc. (a)	1	8
Lexicon Pharmaceuticals, Inc. (a) (c)	4	13
LHC Group, Inc. (a)	2	392
Ligand Pharmaceuticals Incorporated (a) (c)	1	108
LivaNova PLC (a)	3	195
Luminex Corporation	3	71
MacroGenics Inc. (a)	4	99
Madrigal Pharmaceuticals Inc. (a) (c)	1	110
Magellan Health Services Inc. (a)	1	123
Magenta Therapeutics, Inc. (a)	3	25
MediciNova, Inc. (a) (c)	3	16
Mednax, Inc. (a)	7	167
Medpace Holdings, Inc. (a)	2	286
MeiraGTx Holdings plc (a)	2	27
Meridian Bioscience Inc. (a)	5	101
Merit Medical Systems Inc. (a)	6	314
Merrimack Pharmaceuticals Inc. (a)	1	5
Mersana Therapeutics, Inc. (a)	4	119
Mesa Laboratories, Inc.	—	40
Milestone Pharmaceuticals Inc. (a)	2	11
Millendo Therapeutics, Inc. (a)	1	3
Minerva Neurosciences Inc. (a)	3	6
Myriad Genetics, Inc. (a)	4	83
Nabriva Therapeutics Public Limited Company (a) (c)	1	1
NantKwest, Inc. (a)	4	58
National Healthcare Corp.	1	80
National Research Corp. (a)	3	110
Natus Medical Inc. (a)	3	60
Nektar Therapeutics (a)	4	64
Neogen Corp. (a)	5	373
Neogenomics Laboratories, Inc. (a)	6	340
Nextgen Healthcare Inc. (a)	6	101
NGM Biopharmaceuticals, Inc. (a)	1	23
NuVasive Inc. (a)	4	250
ObsEva SA (a) (c)	5	11
Omnicell, Inc. (a)	3	418
OPKO Health, Inc. (a) (c)	30	117
Option Care Health, Inc. (a)	3	49
Orasure Technologies, Inc. (a)	5	56
Orthofix Medical Inc. (a)	1	57
Orthopediatrics Corp. (a)	1	59
Osmotica Pharmaceuticals Public Limited Company (a) (c)	2	8
Otonomy, Inc. (a)	2	13
Owens & Minor Inc.	8	221
Oxford Immunotec Global PLC (a)	2	31
Pacira Biosciences, Inc. (a)	3	195
Patterson Cos. Inc.	7	216
PDL BioPharma, Inc. (a) (d)	14	35
PetIQ, Inc. - Class A (a) (c)	2	75
Phibro Animal Health Corporation - Class A	2	32
Pieris AG (a)	4	9
Pphm, Inc. (a)	2	24
Premier Healthcare Solutions, Inc. - Class A	8	268
Prestige Consumer Healthcare Inc. (a)	4	127
Prevail Therapeutics Inc. (a)	2	39
Protagonist Therapeutics, Inc. (a)	2	37
Prothena Corporation Public Limited Company (a)	4	49
Providence Services Corp. (a)	1	133
Quanterix Corporation (a)	2	71
Quidel Corporation (a)	1	128
R1 RCM Inc. (a)	10	241
RadNet Inc. (a)	4	80
Recro Pharma, Inc. (a)	2	7
Regenxbio Inc. (a)	3	114
Retrophin, Inc. (a)	3	83
Revance Therapeutics Inc. (a)	2	62
Rhythm Pharmaceuticals, Inc. (a)	4	106
Rigel Pharmaceuticals Inc. (a)	7	24
Rocket Pharmaceuticals, Ltd. (a)	4	206
Rubius Therapeutics, Inc. (a) (c)	4	32
Sage Therapeutics Inc. (a)	1	62
Sangamo Therapeutics Inc. (a)	8	130
scPharmaceuticals Inc. (a)	—	—
SeaSpine Holdings Corporation (a)	2	42
Select Medical Holdings Corporation (a)	9	252
Shockwave Medical, Inc. (a)	1	68
SIGA Technologies, Inc. (a)	7	49
Simulations Plus Inc.	2	114
Solid Biosciences Inc. (a)	1	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Spectrum Pharmaceuticals, Inc. (a)	9	32
Spero Therapeutics, Inc. (a) (c)	2	46
Staar Surgical Co. (a)	2	124
Stoke Therapeutics, Inc. (a)	1	57
Strongbridge Biopharma Public Limited Company (a)	3	8
Supernus Pharmaceuticals Inc. (a)	4	102
Surface Oncology, Inc. (a) (c)	2	21
Surgalign Holdings, Inc. (a)	9	19
SurModics Inc. (a)	1	44
Sutro Biopharma, Inc. (a)	—	11
Symbion, Inc. (a)	5	138
Syndax Pharmaceuticals, Inc. (a)	3	59
Synlogic Operating Company, Inc. (a)	2	4
Syros Pharmaceuticals, Inc. (a)	3	32
Tactile Systems Technology, Inc. (a)	1	56
Taro Pharmaceutical Industries Ltd (a)	2	137
TCR2 Therapeutics Inc. (a)	2	57
Tenet Healthcare Corporation (a)	6	248
The Ensign Group, Inc.	3	225
The Joint Corp (a)	1	37
The Pennant Group, Inc. (a)	2	89
Tivity Health, Inc. (a)	1	26
TransMedics Group, Inc. (a)	2	37
Triple-S Management Corp. - Class B (a)	2	40
Turning Point Therapeutics, Inc. (a)	2	263
U. S. Physical Therapy, Inc.	1	115
Ultragenyx Pharmaceutical Inc. (a)	2	238
United Therapeutics Corporation (a)	2	307
Utah Medical Products Inc.	1	42
Vanda Pharmaceuticals Inc. (a)	4	52
Varex Imaging Corporation (a)	3	43
Veracyte, Inc. (a)	3	142
Vericel Corporation (a)	3	90
ViewRay, Inc. (a)	11	44
Viking Therapeutics, Inc. (a) (c)	7	40
Vocera Communications, Inc. (a)	2	97
Voyager Therapeutics, Inc. (a)	3	19
VYNE Therapeutics Inc. (a) (c)	2	3
Xencor, Inc. (a)	4	167
Zogenix, Inc. (a)	4	75
		23,140
Materials 6.0%
AdvanSix Inc. (a)	3	51
AgroFresh Solutions, Inc. (a)	4	10
Alcoa Corporation (a)	15	341
Allegheny Technologies Incorporated (a)	9	146
American Vanguard Corporation	3	50
Andina Acquisition Corporation	1	10
Ashland Global Holdings Inc.	4	350
Avient Corporation	7	300
Balchem Corporation	3	310
Cabot Corp.	4	163
Carpenter Technology Corp.	3	89
Century Aluminum Co. (a)	8	92
Chase Corporation	1	87
Clearwater Paper Corporation (a)	2	62
Coeur d'Alene Mines Corp. (a)	19	193
Commercial Metals Co.	13	269
Compass Minerals International, Inc.	3	199
Core Molding Technologies Inc. (a)	—	3
Domtar Corp. (a)	5	166
Eagle Materials Inc. (a)	2	205
Element Solutions, Inc.	19	334
Ferro Corporation (a)	9	130
Ferroglobe PLC (a)	5	9
Ferroglobe Rep and Warranty Insurance Trust (a) (d)	9	—
Flotek Industries Inc. (a)	5	11
Forterra, Inc. (a)	5	92
Fortitude Gold Corporation (a) (e)	2	2
FutureFuel Corp.	5	63
GCP Applied Technologies Inc. (a)	6	146
Glatfelter Corporation	4	72
Gold Resource Corporation	8	23
Graphic Packaging Holding Company	12	206
Greif Inc. - Class A	3	138
Greif Inc. - Class B	1	45
H.B. Fuller Company	5	245
Hawkins Inc.	1	57
Haynes International Inc.	1	33
Hecla Mining Co.	44	287
Huntsman Corp.	14	354
Ingevity Corporation (a)	3	242
Innospec Inc.	2	170
Intrepid Potash, Inc. (a)	1	24
Kaiser Aluminum Corporation	2	222
Koppers Holdings Inc. (a)	2	55
Kraton Corporation (a)	2	67
Kronos Worldwide, Inc.	7	100
Livent Corporation (a)	13	242
Louisiana-Pacific Corp.	11	423
LSB Industries Inc. (a)	3	10
Materion Corp.	1	84
Mercer International Inc.	6	66
Minera Andes Inc. (a) (c)	4	4
Minerals Technologies Inc.	3	209
MOS Holdings Inc.	10	237
Myers Industries Inc.	4	82
Neenah Inc.	2	86
NewMarket Corp.	1	207
Nexa Resources S.A.	8	80
O-I Glass, Inc. (a)	16	193
Olin Corporation	12	291
Olympic Steel, Inc.	1	13
Park Aerospace Technologies Corp.	3	43
PQ Group Holdings Inc. (a)	10	137
Quaker Chemical Corp.	—	62
Rayonier Advanced Materials Inc. (a)	7	45
Resolute Forest Products Inc. (a)	8	54
Ryerson Holding Corp. (a)	4	50
Schnitzer Steel Industries Inc. - Class A	3	99
Schweitzer-Mauduit International Inc.	3	128
Sealed Air Corporation	1	28
Select Interior Concepts, Inc. - Class A (a)	2	13
Sensient Technologies Corporation	4	318
Silgan Holdings Inc.	11	398
Sonoco Products Co.	6	349
Stepan Co.	2	227
Summit Materials, Inc. - Class A (a)	11	217
SunCoke Energy, Inc.	10	42
Synalloy Corp. (a)	2	13
The Chemours Company	14	354
TimkenSteel Corp. (a)	6	29
Trecora Resources (a)	1	8
Tredegar Corp.	3	53
Trinseo S.A.	3	158
Tronox Holdings PLC	17	246
U.S. Concrete, Inc. (a)	2	66
UFP Technologies Inc. (a)	1	49
United States Lime & Minerals Inc.	1	58
United States Steel Corporation	12	195
Universal Stainless & Alloy Products Inc. (a)	1	8
Valvoline, Inc.	18	409
Venator Materials PLC (a)	8	27
Verso Corporation - Class A	5	57
W. R. Grace & Co.	3	175
Warrior Met Coal, Inc.	5	116
Worthington Industries Inc.	5	258
		12,939
Consumer Staples 4.4%
Alico, Inc.	1	35
B&G Foods, Inc. (c)	3	86
BJ's Wholesale Club Holdings, Inc. (a)	10	368
Boston Beer Co. Inc. - Class A (a)	—	268
Calavo Growers Inc.	2	117
Cal-Maine Foods Inc. (a)	3	111
Celsius Holdings, Inc. (a)	2	97
Central Garden & Pet Co. (a)	1	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Central Garden & Pet Co. - Class A (a)	4	138
Coca-Cola Consolidated Inc.	1	150
Coty Inc. - Class A (a)	35	248
Darling Ingredients Inc. (a)	10	605
Del Monte Fresh Produce Company	4	94
E.L.F. Beauty, Inc. (a)	5	125
Edgewell Personal Care Colombia S A S	4	125
Energizer Holdings, Inc.	3	127
Farmer Bros. Co. (a)	2	11
Flowers Foods Inc.	12	280
Freshpet Inc. (a)	2	303
Grocery Outlet Holding Corp. (a)	6	231
Hain Celestial Group Inc. (a)	7	281
Hostess Brands, Inc. - Class A (a)	8	116
Ingles Markets Inc. - Class A	2	72
Ingredion Inc.	4	290
Inter Parfums Inc. (a)	2	127
J&J Snack Foods Corp.	2	299
John B. Sanfilippo & Son Inc.	1	67
Lancaster Colony Corp.	2	288
Landec Corp. (a)	3	33
LifeVantage Corporation (a)	2	17
Limoneira Co.	2	32
Medifast, Inc.	1	195
MGPI Processing, Inc.	2	91
National Beverage Corp. (a) (c)	2	130
Natura & Co Holding SA - ADR (a) (c)	3	57
Natural Alternatives International Inc. (a)	1	9
Natural Grocers By Vitamin Cottage, Inc.	3	43
Natural Health Trends Corp.	1	4
Newage, Inc. (a)	4	10
Nu Skin Enterprises, Inc. - Class A	5	284
Oil-Dri Corp. of America	—	14
Performance Food Group Company (a)	7	344
Pilgrim's Pride Corporation (a)	8	158
PriceSmart Inc.	3	257
Rite Aid Corporation (a) (c)	4	68
Rocky Mountain Chocolate Factory, Inc. (a)	2	6
Sanderson Farms Inc.	2	294
Seaboard Corp.	—	149
Seneca Foods Corp. - Class A (a)	—	17
SpartanNash Co.	4	61
Spectrum Brands Legacy, Inc.	2	158
Sprouts Farmers Market, Inc. (a)	12	241
The Andersons, Inc.	3	80
The Chefs' Warehouse, Inc. (a)	3	73
The Simply Good Foods Company (a)	9	274
Tootsie Roll Industries Inc. (c)	2	68
Turning Point Brands, Inc.	1	58
United Natural Foods Inc. (a)	5	85
United-Guardian Inc.	—	2
Universal Corp.	2	114
US Foods Holding Corp. (a)	5	171
USANA Health Sciences, Inc. (a)	2	153
Vector Group Ltd.	14	162
Village Super Market Inc. - Class A	2	37
WD-40 Co.	1	305
Weis Markets Inc.	3	131
		9,489
Energy 3.8%
Adams Resources & Energy, Inc.	1	19
Antero Midstream Corporation	29	226
Antero Resources Corporation (a)	18	98
Arch Resources, Inc. - Class A (a)	1	57
Archrock, Inc.	12	102
Aspen Aerogels, Inc. (a)	3	55
Berry Corporation (Bry) (a)	8	29
Bonanza Creek Energy, Inc. (a)	2	37
Bristow Group Inc. (a)	1	20
Cactus Inc. - Class A	4	110
Callon Petroleum Company (a)	3	33
Centennial Resource Development, LLC - Class A (a) (c)	21	32
ChampionX Corporation (a)	10	147
Cimarex Energy Co.	7	260
Clean Energy Fuels Corp. (a)	15	119
CNX Resources Corporation (a)	17	182
CONSOL Mining Corporation (a)	3	19
CVR Energy, Inc. (a)	6	87
Dawson Geophysical Co. (a)	2	4
Delek US Holdings, Inc. (a)	5	80
Devon Energy Corporation	19	305
DHT Holdings, Inc.	15	76
Diamondback Energy, Inc.	5	249
DMC Global Inc. (a)	2	68
Dorian LPG Ltd. (a)	6	78
Dril-Quip Inc. (a)	3	88
Earthstone Energy, Inc. - Class A (a)	4	21
Enlink Midstream, LLC	27	99
EQT Corporation (a)	20	253
Equitrans Midstream Corp.	24	190
Evolution Petroleum Corporation	3	9
Exterran Trinidad LLC (a)	3	11
Frank's International N.V. (a)	18	50
GasLog Ltd. (c)	4	16
Geospace Technologies Corporation (a)	2	18
Green Plains Renewable Energy Inc. (a)	3	42
Gulf Island Fabrication Inc. (a)	2	5
Helix Energy Solutions Group, Inc. (a)	10	43
Helmerich & Payne Inc.	7	171
HighPoint Resources Corporation (a) (c)	—	1
HollyFrontier Corp.	6	160
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	3	52
KLX Energy Services Holdings, Inc. (a) (c)	—	2
Kosmos Energy Ltd. (a)	23	53
Laredo Petroleum, Inc. (a)	1	20
Liberty Oilfield Services Inc. - Class A (a)	6	62
Mammoth Energy Services, Inc. (a)	1	5
Marathon Oil Corporation	49	330
Matador Resources Co. (a)	10	121
Matrix Service Co. (a)	3	34
Murphy Oil Corporation	11	129
Nabors Industries Ltd (a)	1	39
NACCO Industries Inc. - Class A	—	11
National Oilwell Varco, Inc. (a)	26	363
Natural Gas Services Group, Inc. (a)	1	10
Newpark Resources Inc. (a)	8	16
NextDecade, LLC (a)	2	5
NexTier Oilfield Solutions Inc. (a)	16	55
Nine Energy Service, Inc. (a)	2	5
Nordic American Tankers Limited	15	45
Oceaneering International, Inc. (a)	8	67
Oil States International Inc. (a)	5	25
Overseas Shipholding Group, Inc. - Class A (a)	9	19
Par Pacific Holdings, Inc. (a)	4	59
Parsley Energy Inc. - Class A	21	298
Patterson-UTI Energy Inc.	15	79
PBF Energy Inc. - Class A (a)	7	49
PDC Energy, Inc. (a)	11	230
Peabody Energy Corp. (a)	6	14
Penn Virginia Corporation (a)	1	14
Phx Minerals Inc. - Class A	1	3
Primeenergy Resources Corporation (a)	—	4
Propetro Holding Corp. (a)	9	64
QEP Resources, Inc. (a)	12	28
Range Resources Corporation (a)	22	146
Reg Biofuels, LLC (a)	4	314
REX Stores Corp. (a)	1	47
RPC Inc. (a)	16	50
SandRidge Energy, Inc. (a)	3	9
Scorpio Tankers Inc.	4	42
SEACOR Marine Holdings Inc. (a)	1	4
Select Energy Services, Inc. - Class A (a)	9	38
SFL Corporation Ltd.	12	75
SilverBow Resources, Inc. (a)	1	6
SM Energy Company	9	55
Solaris Oilfield Infrastructure, Inc. - Class A	3	23
Southwestern Energy Co. (a)	44	132
Talos Energy Inc. (a)	4	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Targa Resources Corp.	8	205
TechnipFMC PLC	27	255
Teekay Tankers Ltd. - Class A (a)	3	34
TETRA Technologies, Inc. (a)	11	9
Tidewater Inc. (a)	3	27
Transocean Ltd. (a) (c)	25	58
TravelCenters of America, Inc. (a)	1	38
U.S. Silica Holdings, Inc. (a)	8	56
W&T Offshore, Inc. (a) (c)	16	34
World Fuel Services Corp.	4	122
WPX Energy, Inc. - Class A (a)	35	282
		8,076
Utilities 2.7%
ALLETE, Inc.	1	78
American States Water Company	3	202
Artesian Resources Corporation - Class A	1	40
Atlantica Yield PLC	5	185
Avista Corporation	3	136
Black Hills Corporation	2	131
Brookfield Renewable Corporation - Class A	8	445
California Water Service Group	3	153
Chesapeake Utilities Corporation	1	162
Clearway Energy, Inc. - Class A	2	59
Clearway Energy, Inc. - Class C	5	162
Consolidated Water Co. Ltd.	2	26
Genie Energy Ltd. - Class B	3	25
Hawaiian Electric Industries Inc.	4	145
IDACORP Inc.	2	183
MDU Resources Group Inc.	15	384
MGE Energy, Inc.	3	180
Middlesex Water Co.	1	98
National Fuel Gas Company	4	181
New Jersey Resources Corp.	7	266
Northwest Natural Holding Company	3	121
NorthWestern Corp.	3	147
One Gas, Inc.	2	174
Ormat Technologies Inc.	5	463
Otter Tail Corp.	3	147
PNM Resources, Inc.	5	230
Portland General Electric Co.	3	134
Pure Cycle Corporation (a)	4	40
RGC Resources, Inc.	1	20
SJW Corp.	2	114
South Jersey Industries Inc.	4	88
Southwest Gas Corp.	3	188
Spark Energy Inc. - Class A	2	18
Spire, Inc.	3	191
Sunnova Energy International Inc. (a)	5	222
Unitil Corp.	2	72
York Water Co.	2	77
		5,687
Communication Services 2.5%
Alaska Communications Systems Group, Inc. (a)	2	8
AMC Networks, Inc. - Class A (a) (c)	4	130
Anterix Inc. (a)	2	57
ATN International Limited	2	78
Bandwidth Inc. - Class A (a)	—	53
Boingo Wireless, Inc. (a)	5	66
Boston Omaha Corporation - Class A (a)	3	81
Cardlytics, Inc. (a)	—	37
Cargurus Inc. - Class A (a)	7	217
Cars.com Inc. (a)	6	68
Cincinnati Bell Inc. (a)	4	58
Cinemark Holdings, Inc. (a) (c)	6	112
Cogent Communications Group, Inc.	3	174
comScore, Inc. (a)	11	27
Consolidated Communications Holdings Inc. (a)	10	51
Cumulus Media Inc. - Class A (a)	2	20
Daily Journal Corp. (a)	—	20
DHI Group, Inc. (a)	6	12
Emerald Holding, Inc. (a)	5	29
Entercom Communications Corp. - Class A	14	34
Entravision Communications Corporation - Class A	4	11
Eventbrite, Inc. - Class A (a) (c)	4	71
EW Scripps Co. - Class A	8	121
Fluent Inc. (a)	7	35
Gannett Media Corp. (a)	8	26
Glu Mobile Inc. (a)	11	100
Gray Television, Inc. (a)	9	161
Hemisphere Media Group, Inc. - Class A (a)	2	18
IDT Corp. - Class B (a)	3	31
IMAX Corporation (a)	3	60
Iridium Communications Inc. (a)	9	345
John Wiley & Sons Inc. - Class A	2	81
Liberty Braves Group - Series A (a)	1	27
Liberty Braves Group - Series C (a)	3	80
Liberty Latin America Ltd. - Class A (a)	4	43
Liberty Latin America Ltd. - Class C (a)	16	178
Liberty TripAdvisor Holdings Inc. - Series A (a)	5	22
Lions Gate Entertainment Corp. - Class A (a)	7	80
Lions Gate Entertainment Corp. - Class B (a)	10	102
Loral Spacecom Corporation (a)	2	39
Madison Square Garden Entertainment Corp. - Class A (a)	—	52
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a)	2	24
Meredith Corporation (a)	3	63
MSG Networks Inc. - Class A (a)	5	74
National CineMedia, Inc.	7	26
Nexstar Media Group, Inc. - Class A	3	302
ORBCOMM Inc. (a)	7	55
QuinStreet, Inc. (a)	4	89
Reading International Inc. - Class A (a)	2	12
Saga Communications Inc. - Class A (a)	—	7
Scholastic Corp.	2	59
Sciplay Corporation - Class A (a)	1	21
Shenandoah Telecommunications Company	4	153
Spok Holdings, Inc.	1	11
TechTarget, Inc. (a)	3	176
TEGNA Inc.	13	185
Telephone & Data Systems Inc.	9	174
Townsquare Media Inc. - Class A (a)	1	8
Travelzoo (a)	1	13
Tribune Publishing Company, LLC	5	66
TripAdvisor Inc. (a)	6	186
Truecar, Inc. (a)	10	43
US Cellular Corp. (a)	2	72
Vonage Holdings Corp. (a)	24	315
World Wrestling Entertainment, Inc. - Class A	1	39
Yelp Inc. (a)	5	169
Zedge, Inc. - Class B (a)	1	7
		5,364
Real Estate 0.9%
Altisource Portfolio Solutions S.A. (a)	1	13
BBX Capital, Inc. - Class A (a)	2	9
CTO Realty Growth Inc.	1	26
Cushman & Wakefield PLC (a)	10	151
Dwight A. Walker Real Estate, Inc. - Class A	2	79
eXp World Holdings, Inc. (a)	2	110
Five Point Holdings, LLC - Class A (a)	8	42
Florida Rock Properties, Inc. (a)	1	43
Forestar Group Inc. (a)	4	85
Griffin Industrial Realty Inc.	1	55
Kennedy-Wilson Holdings Inc.	14	242
Marcus & Millichap Inc. (a)	4	138
Maui Land & Pineapple Co. Inc. (a)	1	12
Newmark Group, Inc. - Class A	11	78
Rafael Holdings, Inc. - Class B (a)	2	46
Realogy Holdings Corp. (a)	5	64
Redfin Corporation (a)	4	282
St. Joe Co.	4	173
Tejon Ranch Co. (a)	3	45
The Howard Hughes Corporation (a)	3	256
The Rmr Group Inc. - Class A	1	55
		2,004
Total Common Stocks (cost $176,682)		214,270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31	—	49
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (f)	1	42
Total Preferred Stocks (cost $112)		91
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	11	16
First Eagle Private Credit, LLC (a) (d)	3	—
Lantheus Holdings, Inc. (a) (d)	3	—
Pfenex Inc. (a) (e)	2	2
Total Rights (cost $1)		18
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.07% (g) (h)	1,903	1,903
Total Short Term Investments (cost $1,903)		1,903
Total Investments 100.7% (cost $178,698)		216,282
Other Assets and Liabilities, Net (0.7)%		(1,517)
Total Net Assets 100.0%		214,765

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2020.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	06/21/19	38	41	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 42.3%
U.S. Treasury Note 16.4%
Treasury, United States Department of
0.13%, 06/30/22	38,050	38,050
2.75%, 05/31/23 - 02/28/25	25,420	27,874
2.13%, 09/30/24	35,720	38,232
0.25%, 11/15/23 - 07/31/25	7,640	7,642
2.00%, 06/30/24 - 08/15/25	10,350	11,076
3.00%, 09/30/25	34,950	39,330
0.38%, 11/30/25	74,850	74,944
2.25%, 10/31/24 - 11/15/27	100,420	109,879
1.63%, 10/31/26 - 08/15/29	42,060	44,853
1.75%, 12/31/26 - 11/15/29	6,830	7,358
0.50%, 06/30/27 - 10/31/27	47,470	47,227
2.88%, 05/15/28 - 08/15/28	6,530	7,573
2.63%, 01/31/26 - 02/15/29	9,120	10,267
2.38%, 05/15/29	3,340	3,772
1.50%, 02/15/30	3,590	3,796
0.63%, 03/31/27 - 08/15/30	115,280	115,047
0.88%, 11/15/30	49,300	49,107
		636,027
Mortgage-Backed Securities 10.5%
Federal Home Loan Mortgage Corporation
2.77%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
2.50%, 09/01/34	3,738	4,000
1.50%, 09/01/35	12,045	12,404
3.00%, 08/01/34 - 07/01/47	113,380	119,533
3.50%, 10/01/47	24,491	26,004
4.00%, 10/01/48	7,357	7,857
2.00%, 09/01/40 - 10/01/50	31,232	32,312
Federal National Mortgage Association, Inc.
4.00%, 06/01/21 - 01/01/46	6,817	7,231
5.50%, 02/01/21 - 09/01/25	47	48
4.50%, 06/01/22 - 07/01/42	5,138	5,609
2.14%, 10/01/29	31,950	34,337
2.28%, 11/01/29	10,700	11,610
2.37%, 12/01/29	12,200	13,397
2.26%, 01/01/30	4,700	5,122
2.32%, 10/01/31	12,800	13,938
2.50%, 08/01/34 - 10/01/40	15,866	16,987
2.33%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	224	231
2.00%, 09/01/35 - 11/01/50	56,168	58,278
3.00%, (1 Year Treasury + 2.24%), 01/01/36 (a)	2,811	2,963
2.14%, (12 Month Treasury Average + 1.40%), 09/01/40 (a)	1	1
1.94%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	87	88
5.00%, 12/01/38 - 04/01/44	968	1,112
3.00%, 07/01/34 - 04/01/47	13,680	14,469
2.23%, 12/01/50	7,750	7,539
Government National Mortgage Association
2.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	12	12
3.00%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	23	25
5.00%, 02/15/38 - 07/15/41	6,763	7,788
3.00%, 11/15/44 - 07/15/45	2,377	2,504
		405,399
Collateralized Mortgage Obligations 6.4%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	28,333	30,606
Series FH-B1-S358A, 3.00%, 10/15/47	5,925	6,388
Series 250-360, 2.50%, 11/01/47	11,756	12,385
Series JZ-1507, REMIC, 7.00%, 05/15/23	11	12
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,114	2,335
Series P-4934, REMIC, 2.50%, 11/15/40	25,625	27,135
Series QD-4076, REMIC, 2.50%, 11/15/41	2,171	2,204
Series ZL-3979, REMIC, 3.50%, 01/15/42	3,997	4,179
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,410
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	12,928	13,282
Series Z-4966, REMIC, 2.50%, 04/25/50	15,589	16,103
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	8,078	8,827
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 2.74%, 05/25/35 (a)	13	14
Series 2020-2M2-R02, REMIC, 2.15%, (1 Month USD LIBOR + 2.00%), 01/25/40 (a)	12,000	11,918
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	16,220	16,583
Series 2016-EA-55, REMIC, 1.75%, 07/25/43	2,996	3,053
Series 2015-PO-67, REMIC, 0.00%, 09/25/43	4,280	4,216
Series 2014-A-23, REMIC, 3.00%, 05/25/44	11,888	12,416
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	2,447	2,558
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	3,660	3,666
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	16,325	15,050
Series 2018-A-33, REMIC, 3.00%, 05/25/48	11,964	12,689
Government National Mortgage Association
Series 2011-PQ-148, REMIC, 3.50%, 11/16/41	3,213	3,540
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	10,711	11,013
		245,582
Sovereign 4.6%
Abu Dhabi, Government of
0.75%, 09/02/23 (b)	700	702
2.50%, 04/16/25 (b)	700	747
3.13%, 04/16/30 (b)	1,000	1,129
Assembleia da Republica
2.88%, 10/15/25, EUR (c)	1,660	2,352
1.95%, 06/15/29, EUR (c)	1,000	1,433
0.48%, 10/18/30, EUR (c)	3,900	4,969
Bundesrepublik Deutschland
0.00%, 02/15/30 - 08/15/30, EUR	6,630	8,562
Cabinet Office, Government of Japan
2.10%, 12/20/27, JPY	151,800	1,696
0.10%, 03/20/28, JPY	410,000	4,021
1.90%, 12/20/28 - 03/20/31, JPY	825,000	9,399
1.60%, 03/20/33 - 12/20/33, JPY	384,000	4,388
1.50%, 06/20/34, JPY	350,000	3,978
1.30%, 06/20/35, JPY	385,000	4,296
1.20%, 09/20/35, JPY	335,000	3,700
0.50%, 03/20/38, JPY	967,900	9,644
Canada, Government of
0.50%, 03/01/22, CAD	770	607
1.50%, 06/01/23, CAD	4,720	3,820
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	1,000	1,067
2.78%, 01/23/31	3,300	3,626
6.95%, 08/12/31, PEN (b)	7,640	2,755
5.40%, 08/12/34, PEN (b)	5,380	1,643
Commonwealth of Australia
2.75%, 04/21/24, AUD	1,840	1,541
3.25%, 04/21/25, AUD (c)	4,870	4,233
Estado Espanol
0.40%, 04/30/22, EUR	3,200	3,962
0.35%, 07/30/23, EUR	890	1,112
1.60%, 04/30/25, EUR (c)	1,100	1,465
1.30%, 10/31/26, EUR	1,360	1,824
0.60%, 10/31/29, EUR	1,300	1,681
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (c)	2,240	2,919
1.00%, 06/22/26, EUR (c)	2,480	3,303
0.90%, 06/22/29, EUR (c)	2,770	3,778
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24, MXN	51,300	2,883
4.15%, 03/28/27	2,635	3,040
3.75%, 01/11/28	4,650	5,238
7.75%, 05/29/31, MXN	33,500	1,978
Government of Saudi Arabia
2.90%, 10/22/25 (b)	2,500	2,691
Government of the Republic of Panama
4.00%, 09/22/24	5,500	6,084
Ireland, Government of
1.00%, 05/15/26, EUR (c)	2,020	2,677
0.90%, 05/15/28, EUR (c)	2,100	2,823

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	7,490	2,545
2.00%, 03/31/27, ILS	12,150	4,149
New Zealand Government
2.75%, 04/15/25, NZD	7,410	5,859
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	3,750	3,910
Republique Francaise Presidence
0.25%, 11/25/26, EUR (c)	885	1,136
1.00%, 05/25/27, EUR (c)	305	411
0.50%, 05/25/29, EUR (c)	300	396
0.00%, 11/25/29, EUR (c) (d)	6,400	8,112
1.50%, 05/25/31, EUR (c)	1,200	1,750
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (c)	2,800	2,842
2.88%, 03/04/23 (c)	1,400	1,465
South Africa, Parliament of
7.75%, 02/28/23, ZAR	925	67
8.00%, 01/31/30, ZAR	32,690	2,125
The Philippines, Government of
2.46%, 05/05/30	1,200	1,293
1.65%, 06/10/31	2,100	2,118
2.95%, 05/05/45	700	743
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (c)	1,700	1,802
The State of Qatar
3.88%, 04/23/23 (c)	1,100	1,181
3.38%, 03/14/24 (c)	2,600	2,811
Urad Vlady CR
0.45%, 10/25/23, CZK	22,700	1,057
2.40%, 09/17/25, CZK	44,100	2,204
Urzad Rady Ministrow
3.25%, 07/25/25, PLN	11,770	3,546
		179,288
U.S. Treasury Bond 4.2%
Treasury, United States Department of
4.75%, 02/15/37	22,000	33,495
1.13%, 08/15/40	40,700	38,512
2.75%, 11/15/42 - 11/15/47	26,470	33,156
1.25%, 05/15/50	26,000	23,571
1.63%, 11/15/50	34,000	33,830
		162,564
Treasury Inflation Indexed Securities 0.1%
France Government Inflation Indexed Bond
0.70%, 07/25/30, EUR (c) (e)	3,438	5,103
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,757
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,309
		4,066
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	—	—
Series 2003-1-20I, 5.13%, 09/01/23	2	2
Series 2004-1-20F, 5.52%, 06/01/24	38	41
		43
Total Government And Agency Obligations (cost $1,578,121)		1,638,072
CORPORATE BONDS AND NOTES 25.5%
Financials 6.9%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	4,595	4,875
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (b)	430	459
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (b)	375	315
AssuredPartners, Inc.
7.00%, 08/15/25 (b)	940	975
5.63%, 01/15/29 (b)	65	68
Athene Global Funding
3.00%, 07/01/22 (b)	4,555	4,711
Avation Capital
6.50%, 05/15/21 (b)	560	410
Avolon Holdings Funding Limited
3.25%, 02/15/27 (b)	3,820	3,886
Banco BBVA Peru
5.25%, 09/22/29 (c)	500	547
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c)	800	868
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (b)	950	948
Banco de Credito del Peru
6.13%, 04/24/27 (c)	600	634
3.13%, 07/01/30 (b)	800	822
3.13%, 07/01/30 (c)	900	925
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c)	1,157	1,232
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (c) (f) (g)	6,400	1,462
Banco Internacional Del Peru S.A.A. - Interbank
3.38%, 01/18/23 (c) (h)	1,500	1,558
4.00%, 07/08/30 (c)	550	569
Banco Macro S.A.
6.75%, 11/04/26 (c)	1,800	1,543
6.75%, 11/04/26 (b)	800	687
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (c) (i)	600	632
7.50%, (100, 06/27/29) (c) (i)	600	680
7.50%, (100, 06/27/29) (b) (i)	300	340
7.63%, (100, 01/10/28) (c) (i)	3,200	3,624
Banco Nacional De Panama
2.50%, 08/11/30 (b)	700	701
Banco Santander, S.A.
1.30%, (3 Month USD LIBOR + 1.09%), 02/23/23 (a)	5,000	5,042
Bancolombia SA
4.88%, 10/18/27	500	516
4.63%, 12/18/29	300	316
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (c) (i)	200	207
Banistmo S.A.
3.65%, 09/19/22 (b)	4,000	4,107
Bank of America Corporation
3.97%, 02/07/30	4,340	5,112
Bank of Montreal
3.80%, 12/15/32 (j)	3,710	4,186
Bank of New Zealand
3.50%, 02/20/24 (b)	4,595	5,005
Barclays PLC
1.60%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (j)	4,950	5,005
BBVA Bancomer, S.A.
5.35%, 11/12/29 (c)	200	213
5.13%, 01/18/33 (c)	2,800	3,022
BDO Unibank, Inc.
2.95%, 03/06/23 (c)	5,000	5,211
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,560	1,674
BNP Paribas
3.05%, 01/13/31 (b) (j)	4,385	4,784
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	1,900	2,074
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	700	757
Capital One Financial Corporation
0.93%, (3 Month USD LIBOR + 0.72%), 01/30/23 (a)	1,115	1,121
CIMB Bank Berhad
1.01%, (3 Month USD LIBOR + 0.78%), 10/09/24 (a) (c)	1,200	1,201
Citigroup Inc.
1.66%, (3 Month USD LIBOR + 1.43%), 09/01/23 (a)	2,200	2,259
1.32%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	5,330	5,427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (b)	1,500	1,565
Commonwealth Bank of Australia
4.32%, 01/10/48 (b)	3,780	4,740
Credit Acceptance Corporation
6.63%, 03/15/26	630	671
Credit Agricole SA
3.75%, 04/24/23 (b) (j)	4,435	4,759
Credit Suisse Group AG
1.46%, (3 Month USD LIBOR + 1.24%), 06/12/24 (a) (b)	4,870	4,967
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (c) (i) (k)	2,000	1,927
9.50%, 02/07/26 (b) (h)	1,800	1,960
DBS Group Holdings Ltd
3.60%, (100, 09/07/21) (c) (i)	5,200	5,252
4.52%, 12/11/28 (c)	500	546
Discover Financial Services
4.10%, 02/09/27	5,320	6,113
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (b)	1,500	1,373
EG Global Finance PLC
8.50%, 10/30/25 (b)	615	654
Ena Norte SA
4.95%, 04/25/23 (c)	1,284	1,319
Equitable Holdings, Inc.
3.90%, 04/20/23	4,305	4,632
Export-Import Bank of Thailand
1.12%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (c)	1,000	1,002
Ford Motor Credit Company LLC
3.38%, 11/13/25	760	777
4.39%, 01/08/26	600	628
General Motors Financial Company, Inc.
1.22%, (3 Month USD LIBOR + 0.99%), 01/05/23 (a)	900	903
3.95%, 04/13/24	810	880
Gilex Holding SARL
8.50%, 05/02/23 (c)	1,450	1,511
8.50%, 05/02/23 (b)	600	625
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (b) (l) (m)	575	513
Global Bank Corporation
5.25%, 04/16/29 (b)	2,300	2,522
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (b)	520	557
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (c)	500	524
GW Honos Security Corporation
8.75%, 05/15/25 (b)	555	579
HSBC Holdings PLC
1.60%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (j)	5,830	5,920
Icahn Enterprises L.P.
6.25%, 05/15/26	710	753
5.25%, 05/15/27	545	584
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (b)	695	721
Imperial Brands Finance PLC
3.50%, 07/26/26 (b) (k)	2,365	2,606
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (i)	800	787
JPMorgan Chase & Co.
2.52%, 04/22/31	3,155	3,392
LD Holdings Group LLC
6.50%, 11/01/25 (b) (m)	245	257
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (b)	460	473
Lloyds Banking Group PLC
3.57%, 11/07/28	4,290	4,802
Macquarie Group Limited
3.19%, 11/28/23 (b)	2,200	2,302
4.15%, 03/27/24 (b)	2,260	2,414
Malayan Banking Berhad
3.91%, 10/29/26 (a) (c)	3,800	3,881
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (c)	3,000	3,274
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	2,820	3,043
5.63%, 08/10/37 (c)	1,200	1,320
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	4,740	4,862
Morgan Stanley
3.59%, 07/22/28	4,240	4,838
Multibank, Inc.
4.38%, 11/09/22 (c)	1,000	1,030
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (b)	80	85
5.50%, 08/15/28 (b)	435	460
Navient Corporation
6.50%, 06/15/22	880	929
5.00%, 03/15/27	290	293
NFP Corp.
7.00%, 05/15/25 (b)	50	54
6.88%, 08/15/28 (b)	380	406
NongHyup Bank
1.25%, 07/20/25 (b)	500	510
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (b)	1,500	1,568
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (c)	241	264
1.83%, 09/10/30 (b) (j)	1,600	1,624
1.83%, 09/10/30 (c) (j)	200	202
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (b)	545	576
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,611
Resideo Funding Inc.
6.13%, 11/01/26 (b)	625	659
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	500	530
SPARC Limited
0.00%, 12/05/22 (c) (d)	3,092	3,026
Springleaf Finance Corporation
6.88%, 03/15/25	290	337
7.13%, 03/15/26	35	41
6.63%, 01/15/28	120	143
5.38%, 11/15/29	240	268
Sumitomo Mitsui Financial Group, Inc.
0.96%, (3 Month USD LIBOR + 0.74%), 01/17/23 (a)	7,300	7,342
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (b)	2,650	2,861
3.63%, 04/28/26 (b)	1,973	2,170
Synchrony Financial
3.95%, 12/01/27	4,205	4,710
Syngenta Finance N.V.
4.38%, 03/28/42	200	194
5.68%, 04/24/48 (c) (k)	2,100	2,168
5.68%, 04/24/48 (b) (k)	200	213
Temasek Financial (I) Limited
1.00%, 10/06/30 (b)	2,600	2,538
The Bank of Nova Scotia
1.63%, 05/01/23 (j)	314	323
3.40%, 02/11/24 (j)	2,910	3,167
The Charles Schwab Corporation
3.55%, 02/01/24	4,350	4,757
The Goldman Sachs Group, Inc.
1.39%, (3 Month USD LIBOR + 1.17%), 05/15/26 (a)	6,500	6,622
Titan Acquisition Limited
7.75%, 04/15/26 (b)	160	166
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (b)	380	388
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (c) (i) (k)	4,600	3,588
7.38%, 02/12/26 (c) (h)	500	481

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
United Overseas Bank Limited
3.88%, (100, 10/19/23) (i)	3,200	3,312
2.88%, 03/08/27 (a)	3,170	3,229
USA Compression Finance Corp.
6.88%, 09/01/27	930	990
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (b) (j)	2,400	2,637
Wells Fargo & Company
3.20%, 06/17/27	2,520	2,792
2.88%, 10/30/30	2,345	2,555
Willis North America Inc.
4.50%, 09/15/28	3,915	4,708
Woori Bank
4.25%, (100, 10/04/24) (c) (i)	600	625
		266,590
Utilities 4.0%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,246
AES Gener S.A.
5.00%, 07/14/25 (c)	900	934
7.13%, 03/26/79 (b)	2,900	3,222
7.13%, 03/26/79 (c) (h)	800	889
6.35%, 10/07/79 (c)	700	773
6.35%, 10/07/79 (b)	600	662
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (b)	1,400	1,514
Ameren Corporation
3.65%, 02/15/26	5,000	5,640
Arizona Public Service Company
3.35%, 05/15/50	1,480	1,717
Boston Gas Company
3.15%, 08/01/27 (b)	5,000	5,522
Calpine Corporation
4.50%, 02/15/28 (b)	265	277
5.13%, 03/15/28 (b)	165	174
4.63%, 02/01/29 (b)	215	221
Clearway Energy Operating LLC
4.75%, 03/15/28 (b)	375	402
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	5,108
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,598
3.95%, 08/15/47	2,975	3,574
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	4,023
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	5,000	5,560
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (c)	4,014	4,195
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (b)	1,000	1,182
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	1,109	1,119
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (c)	2,785	2,531
Engie Energia Chile S.A.
4.50%, 01/29/25 (c)	500	554
Entergy Corporation
2.80%, 06/15/30	1,220	1,322
Essential Utilities, Inc.
2.70%, 04/15/30	2,495	2,702
Eversource Energy
2.90%, 10/01/24	4,000	4,318
1.65%, 08/15/30	2,695	2,683
Exelon Corporation
3.40%, 04/15/26	5,712	6,415
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (c)	4,237	4,888
Georgia Power Company
2.20%, 09/15/24	4,840	5,099
GNL Quintero S.A
4.63%, 07/31/29 (c)	2,500	2,789
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,335
2.95%, 05/14/30 (b)	1,250	1,367
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (b)	400	416
Korea Electric Power Corp
1.13%, 06/15/25 (b)	1,000	1,015
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	2,160	2,554
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	311	363
Monongahela Power Company
5.40%, 12/15/43 (b)	1,770	2,400
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	7,747
NiSource Inc.
3.60%, 05/01/30	1,235	1,427
NRG Energy, Inc.
2.00%, 12/02/25 (b)	1,650	1,704
3.63%, 02/15/31 (b)	565	582
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,640
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	4,335	4,956
Pacific Gas And Electric Company
5.00%, 07/01/28	215	230
2.50%, 02/01/31	2,610	2,617
Pampa Energia S.A.
7.50%, 01/24/27 (c)	2,900	2,537
Pattern Energy Group Inc.
4.50%, 08/15/28 (b)	620	655
PSEG Power LLC
3.85%, 06/01/23	3,385	3,637
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,255
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	1,497	1,696
6.75%, 04/24/33 (b)	181	206
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	500	532
3.13%, 05/22/23 (c)	1,100	1,156
1.00%, 08/05/25 (c)	400	397
Stoneway Capital Corporation
0.00%, 03/01/27 (c) (f) (g)	3,055	1,192
Superior Plus LP
7.00%, 07/15/26 (b)	955	1,022
The Brooklyn Union Gas Company
4.49%, 03/04/49 (b)	3,770	4,955
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	1,500	1,591
The East Ohio Gas Company
3.00%, 06/15/50 (b)	2,660	2,858
The Southern Company
3.70%, 04/30/30 (j)	2,500	2,889
Transelec S.A.
4.63%, 07/26/23 (c)	500	544
3.88%, 01/12/29 (b)	2,500	2,821
		156,149
Energy 2.5%
Antero Midstream Partners LP
5.75%, 03/01/27 (b)	289	284
Apache Corporation
4.63%, 11/15/25	210	221
4.38%, 10/15/28	375	390
APT Pipelines Limited
4.25%, 07/15/27 (b)	5,000	5,682
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (c)	600	633
Blue Racer Midstream, LLC
7.63%, 12/15/25 (b)	30	32
Canacol Energy Ltd.
7.25%, 05/03/25 (c)	2,700	2,898
Cenovus Energy Inc.
5.38%, 07/15/25	365	411
Cheniere Energy, Inc.
5.25%, 10/01/25	810	833

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
5.63%, 10/01/26	420	438
China National Petroleum Corporation
1.35%, 06/23/25 (c)	1,200	1,198
CNX Midstream Partners LP
6.50%, 03/15/26 (b)	520	532
CSI Compressco LP
7.50%, 04/01/25 (b)	720	679
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (b)	400	414
5.41%, 12/30/25 (b)	500	515
Diamondback Energy, Inc.
2.88%, 12/01/24	1,100	1,153
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (c)	361	386
Enable Midstream Partners, LP
4.40%, 03/15/27	1,805	1,806
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (b)	255	273
Energy Transfer LP
4.75%, 01/15/26	980	1,103
EQM Midstream Partners, LP
6.50%, 07/01/27 (b)	140	158
EQT Corporation
7.88%, 02/01/25 (k) (l)	345	393
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	342
Extraction Oil & Gas, Inc.
0.00%, 02/01/26 (b) (f) (g)	250	44
Exxon Mobil Corporation
2.61%, 10/15/30 (j)	1,860	2,031
4.23%, 03/19/40	2,070	2,575
Geopark Limited
6.50%, 09/21/24 (c)	3,900	4,036
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	900	618
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	3,400	2,312
Gulfport Energy Corporation
0.00%, 05/15/25 (f) (g)	510	344
Halliburton Company
2.92%, 03/01/30	1,415	1,495
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	460	480
Hess Midstream Operations LP
5.13%, 06/15/28 (b)	395	412
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (b)	540	552
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	1,000	1,092
Indian Oil Corporation Limited
5.63%, 08/02/21 (c)	1,000	1,025
Indigo Natural Resources LLC
6.88%, 02/15/26 (b)	260	266
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,415	4,678
Marathon Petroleum Corporation
5.13%, 12/15/26	4,245	5,059
Medco Bell PTE. LTD.
6.38%, 01/30/27 (b)	800	817
MEG Energy Corp.
7.13%, 02/01/27 (b)	490	506
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (b)	390	296
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	357
Nabors Industries Ltd
7.25%, 01/15/26 (b)	310	217
Newfield Exploration Co.
5.63%, 07/01/24	330	353
NGL Energy Partners LP
7.50%, 04/15/26	245	151
NuStar Logistics, L.P.
6.00%, 06/01/26	750	810
Occidental Petroleum Corporation
8.00%, 07/15/25	265	301
3.50%, 08/15/29	775	707
6.63%, 09/01/30	635	689
6.13%, 01/01/31	570	610
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,226
ONGC Videsh Limited
4.63%, 07/15/24 (c)	2,800	3,060
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (c)	2,000	2,030
Par Petroleum, LLC
7.75%, 12/15/25 (b)	740	710
Parkland Fuel Corporation
5.88%, 07/15/27 (b)	575	621
Parsley Energy, LLC
5.63%, 10/15/27 (b)	600	657
PBF Holding Company LLC
6.00%, 02/15/28	235	134
Peabody Energy Corporation
6.00%, 03/31/22 (b)	375	277
PERU LNG
5.38%, 03/22/30 (c)	2,450	2,163
PETRONAS Capital Limited
3.50%, 04/21/30 (b)	600	691
Pioneer Natural Resources Company
1.90%, 08/15/30	3,470	3,434
PT Pertamina (Persero)
4.30%, 05/20/23 (c)	1,800	1,933
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (b)	300	314
QEP Resources, Inc.
5.25%, 05/01/23	340	359
5.63%, 03/01/26	365	400
Rattler Midstream LP
5.63%, 07/15/25 (b)	310	327
Regency Energy Partners LP
4.50%, 11/01/23	3,700	4,003
Reliance Industries Limited
5.40%, 02/14/22 (c)	2,800	2,935
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,070	2,436
Saudi Arabian Oil Company
1.63%, 11/24/25 (b) (h)	200	205
Schlumberger Investment SA
2.65%, 06/26/30	1,160	1,241
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (c)	400	416
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (b)	400	415
Sunoco LP
5.50%, 02/15/26	590	607
6.00%, 04/15/27	310	329
4.50%, 05/15/29 (b)	160	166
Targa Resource Corporation
6.50%, 07/15/27	260	282
4.88%, 02/01/31 (b)	685	745
Tervita Corporation
11.00%, 12/01/25 (b)	410	441
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,709
Transocean Inc
11.50%, 01/30/27 (b)	145	105
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	635	577
Transocean Proteus Limited
6.25%, 12/01/24 (b)	402	377
UEP Penonome II S.A.
6.50%, 10/01/38 (b)	1,850	1,917
Vine Oil & Gas LP
8.75%, 04/15/23 (b)	175	141
Viper Energy Partners LP
5.38%, 11/01/27 (b)	350	366
Weatherford International Ltd.
11.00%, 12/01/24 (b)	23	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Western Midstream Operating, LP
4.10%, 02/01/25 (k) (l)	420	431
5.05%, 02/01/30 (k) (l)	435	483
WPX Energy, Inc.
5.25%, 10/15/27	425	450
5.88%, 06/15/28	340	371
4.50%, 01/15/30	260	276
		96,385
Industrials 2.1%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (c)	1,700	1,738
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (b)	360	379
Air Lease Corporation
3.75%, 02/01/22	2,865	2,943
2.75%, 01/15/23	1,930	1,997
ARD Finance S.A.
6.50%, 06/30/27 (b) (m)	200	213
ASGN Incorporated
4.63%, 05/15/28 (b)	290	302
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (b)	600	614
BOC Aviation Limited
1.38%, (3 Month USD LIBOR + 1.13%), 09/26/23 (a) (b)	4,775	4,720
Bombardier Inc.
6.00%, 10/15/22 (b)	315	309
7.88%, 04/15/27 (b)	205	188
Builders FirstSource, Inc.
6.75%, 06/01/27 (b)	180	195
5.00%, 03/01/30 (b)	400	433
Burlington Northern Santa FE, LLC
3.05%, 02/15/51	980	1,112
BWXT Government Group, Inc.
4.13%, 06/30/28 (b)	275	286
Carrier Global Corporation
3.38%, 04/05/40	2,560	2,805
Clean Harbors, Inc.
4.88%, 07/15/27 (b)	635	670
5.13%, 07/15/29 (b)	135	148
Colfax Corporation
6.38%, 02/15/26 (b)	665	711
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (b)	460	489
CSX Corporation
3.80%, 11/01/46	4,290	5,162
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	145	168
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (b)	1,845	2,348
FedEx Corporation
4.75%, 11/15/45	2,144	2,783
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	700	854
Garda World Security Corporation
4.63%, 02/15/27 (b)	625	632
Gates Global LLC
6.25%, 01/15/26 (b)	450	474
General Electric Capital Corporation
5.88%, 01/14/38	2,405	3,248
6.88%, 01/10/39	1,335	1,967
GFL Environmental Inc.
3.75%, 08/01/25 (b)	280	287
4.00%, 08/01/28 (b)	610	615
3.50%, 09/01/28 (b)	430	438
Griffon Corporation
5.75%, 03/01/28	875	929
IAA Spinco Inc.
5.50%, 06/15/27 (b)	550	583
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (b)	235	242
Jeld-Wen, Inc.
4.63%, 12/15/25 (b)	675	692
KAR Auction Services, Inc.
5.13%, 06/01/25 (b)	770	792
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (b)	465	487
LATAM Airlines Group S.A.
0.00%, 03/01/26 (b) (f) (g)	1,000	505
LATAM Finance Limited
0.00%, 04/11/24 (c) (f) (g)	1,900	964
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (c)	1,841	2,228
Lockheed Martin Corporation
4.70%, 05/15/46	3,350	4,694
Masonite International Corporation
5.75%, 09/15/26 (b)	765	800
Northrop Grumman Corporation
5.15%, 05/01/40	2,815	3,881
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (b)	85	85
Owens Corning
4.40%, 01/30/48	2,095	2,466
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	75	83
4.20%, 04/01/27 (b)	2,160	2,477
Pike Corporation
5.50%, 09/01/28 (b)	395	416
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (b)	335	359
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (c)	1,400	1,463
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (b)	240	246
Rolls-Royce Plc
5.75%, 10/15/27 (b)	200	222
Roper Technologies, Inc.
1.75%, 02/15/31	5,460	5,409
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	225	245
Southwest Airlines Co.
4.75%, 05/04/23	2,560	2,782
Stevens Holding Co., Inc.
6.13%, 10/01/26 (b)	555	600
Tempo Acquisition, LLC
6.75%, 06/01/25 (b)	1,030	1,063
The Boeing Company
2.95%, 02/01/30	2,715	2,796
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (b)	165	177
10.25%, 02/15/27 (b)	282	318
The Hillman Group, Inc.
6.38%, 07/15/22 (b)	305	301
TransDigm Inc.
8.00%, 12/15/25 (b)	100	110
6.25%, 03/15/26 (b)	605	645
6.38%, 06/15/26	430	445
5.50%, 11/15/27	345	363
Triumph Group, Inc.
6.25%, 09/15/24 (b)	155	153
7.75%, 08/15/25	310	284
Uber Technologies, Inc.
8.00%, 11/01/26 (b)	370	404
7.50%, 09/15/27 (b)	205	226
United Rentals (North America), Inc.
5.25%, 01/15/30	25	28
4.00%, 07/15/30	390	411
United Rentals, Inc.
3.88%, 02/15/31	70	74
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (b)	750	794
Waste Pro USA, Inc.
5.50%, 02/15/26 (b)	385	393
		81,863
Communication Services 1.9%
Activision Blizzard, Inc.
1.35%, 09/15/30	2,650	2,598
Altice Financing S.A.
5.00%, 01/15/28 (b)	245	251

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Altice France S.A.
7.38%, 05/01/26 (b)	665	699
6.00%, 02/15/28 (b)	435	443
Arches Buyer Inc
4.25%, 06/01/28 (b)	135	137
AT&T Inc.
2.75%, 06/01/31	4,000	4,270
3.50%, 09/15/53 (b)	7,523	7,557
3.55%, 09/15/55 (b)	403	404
Avaya, Inc.
6.13%, 09/15/28 (b)	425	453
Baidu, Inc.
1.72%, 04/09/26	700	714
3.43%, 04/07/30	200	221
Cablevision Lightpath LLC
3.88%, 09/15/27 (b)	300	302
5.63%, 09/15/28 (b)	200	209
CCO Holdings, LLC
5.00%, 02/01/28 (b)	295	311
4.75%, 03/01/30 (b)	735	793
4.50%, 08/15/30 (b)	380	405
Cengage Learning, Inc.
9.50%, 06/15/24 (b)	345	322
CenturyLink, Inc.
5.13%, 12/15/26 (b)	390	412
4.00%, 02/15/27 (b)	360	371
Charter Communications Operating, LLC
4.91%, 07/23/25	4,083	4,740
Cincinnati Bell Inc.
7.00%, 07/15/24 (b)	805	837
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	170	172
Comcast Corporation
3.95%, 10/15/25	1,705	1,955
3.40%, 04/01/30	2,255	2,597
1.50%, 02/15/31	3,540	3,497
CSC Holdings, LLC
5.25%, 06/01/24	690	746
5.75%, 01/15/30 (b)	795	871
4.63%, 12/01/30 (b)	400	418
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	405	329
DISH DBS Corporation
5.88%, 11/15/24	410	430
Embarq Corporation
8.00%, 06/01/36	370	456
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,464
Frontier Communications Corporation
0.00%, 04/15/20 - 01/15/23 (f) (g)	425	204
5.88%, 10/15/27 (b)	130	140
5.00%, 05/01/28 (b)	260	271
6.75%, 05/01/29 (b)	165	176
GCI, LLC
4.75%, 10/15/28 (b)	380	406
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (b)	1,300	1,392
Gray Escrow, Inc.
7.00%, 05/15/27 (b)	475	520
iHeartCommunications, Inc.
8.38%, 05/01/27	70	75
5.25%, 08/15/27 (b)	285	300
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (f) (g)	440	298
0.00%, 10/15/24 (b) (f) (g)	425	302
Level 3 Financing, Inc.
4.63%, 09/15/27 (b)	450	469
4.25%, 07/01/28 (b)	305	314
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (b)	945	973
6.50%, 05/15/27 (b)	205	229
Match Group Holdings II, LLC
4.63%, 06/01/28 (b)	185	194
Match Group, Inc.
5.00%, 12/15/27 (b)	340	362
Netflix, Inc.
5.88%, 02/15/25	275	316
5.38%, 11/15/29 (b)	230	271
4.88%, 06/15/30 (b)	160	184
Network I2I Limited
5.65%, (100, 01/15/25) (b) (i)	900	956
Nexstar Escrow Inc.
5.63%, 07/15/27 (b)	300	323
Ooredoo International Finance Limited
3.25%, 02/21/23 (c)	2,200	2,299
3.75%, 06/22/26 (c)	200	223
Radiate HoldCo, LLC
4.50%, 09/15/26 (b)	315	325
6.50%, 09/15/28 (b)	120	126
Scripps Escrow II, Inc.
3.88%, 01/15/29 (b)	145	151
Scripps Escrow, Inc.
5.88%, 07/15/27 (b)	355	371
Sirius XM Radio Inc.
5.38%, 07/15/26 (b)	440	460
5.50%, 07/01/29 (b)	325	358
4.13%, 07/01/30 (b)	540	575
Sprint Corporation
7.13%, 06/15/24	1,205	1,408
6.88%, 11/15/28	1,255	1,655
Switch, Ltd.
3.75%, 09/15/28 (b)	230	234
Telesat Canada
4.88%, 06/01/27 (b)	360	373
6.50%, 10/15/27 (b)	365	382
Tencent Holdings Limited
2.39%, 06/03/30 (b)	3,000	3,073
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (b)	155	172
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	3,125	4,210
T-Mobile USA, Inc.
3.50%, 04/15/25 (b)	2,415	2,672
Townsquare Media, Inc.
6.88%, 02/01/26 (b)	35	37
Verizon Communications Inc.
2.65%, 11/20/40	4,300	4,346
Virgin Media Finance PLC
5.00%, 07/15/30 (b)	620	645
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (b)	460	462
6.13%, 03/01/28 (b)	215	228
		73,844
Health Care 1.6%
AbbVie Inc.
4.70%, 05/14/45	3,975	5,166
Anthem, Inc.
2.38%, 01/15/25	2,100	2,239
Avantor Funding, Inc.
4.63%, 07/15/28 (b)	290	308
Bausch Health Companies Inc.
7.00%, 03/15/24 - 01/15/28 (b)	1,070	1,148
6.25%, 02/15/29 (b)	330	358
5.25%, 01/30/30 (b)	395	414
Baxalta Incorporated
4.00%, 06/23/25	691	781
Becton, Dickinson and Company
2.89%, 06/06/22	5,863	6,054
Bristol-Myers Squibb Company
4.35%, 11/15/47	3,955	5,319
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (b)	620	654
Centene Corporation
4.25%, 12/15/27	450	477
3.00%, 10/15/30	220	233
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (b)	360	378
Cigna Holding Company
1.13%, (3 Month USD LIBOR + 0.89%), 07/15/23 (a)	2,240	2,265

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
4.90%, 12/15/48	2,865	3,925
Community Health Systems, Inc.
6.00%, 01/15/29 (b)	225	243
CVS Health Corporation
5.05%, 03/25/48	2,035	2,754
DaVita Inc.
4.63%, 06/01/30 (b)	245	261
Eli Lilly and Company
2.25%, 05/15/50	5,560	5,460
Emergent BioSolutions Inc.
3.88%, 08/15/28 (b)	175	181
Encompass Health Corporation
4.50%, 02/01/28	180	189
4.75%, 02/01/30	60	64
4.63%, 04/01/31	475	504
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (b)	235	147
HCA Inc.
5.38%, 09/01/26	980	1,125
4.13%, 06/15/29	2,180	2,530
3.50%, 09/01/30	620	656
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (b)	580	622
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (b)	290	307
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (b)	630	677
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (b)	245	263
4.38%, 02/15/27 (b)	415	420
Merck & Co., Inc.
3.40%, 03/07/29	4,360	5,060
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (b)	70	74
7.25%, 02/01/28 (b)	610	643
Radiology Partners, Inc.
9.25%, 02/01/28 (b)	465	522
Royalty Pharma PLC
3.30%, 09/02/40 (b)	2,690	2,830
RP Escrow Issuer LLC
5.25%, 12/15/25 (b)	480	502
Select Medical Corporation
6.25%, 08/15/26 (b)	855	919
Takeda Pharmaceutical Co Ltd
4.40%, 11/26/23	3,000	3,323
Tenet Healthcare Corporation
4.88%, 01/01/26 (b)	510	533
6.25%, 02/01/27 (b)	605	638
5.13%, 11/01/27 (b)	215	228
6.13%, 10/01/28 (b)	730	760
The Providence Service Corporation
5.88%, 11/15/25 (b)	270	286
Vizient, Inc.
6.25%, 05/15/27 (b)	410	438
West Street Merger Sub, Inc.
6.38%, 09/01/25 (b)	700	721
		63,599
Consumer Discretionary 1.6%
Academy, Ltd.
6.00%, 11/15/27 (b)	405	425
Allison Transmission, Inc.
3.75%, 01/30/31 (b)	375	384
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	320	331
Aramark Services, Inc.
6.38%, 05/01/25 (b)	475	508
Argos Holdings Inc.
7.13%, 03/15/23 (b)	395	395
Asbury Automotive Group, Inc.
4.50%, 03/01/28	112	117
4.75%, 03/01/30	112	120
Boyd Gaming Corporation
4.75%, 12/01/27	625	649
Boyne USA, Inc.
7.25%, 05/01/25 (b)	1,095	1,149
Carnival Corporation
11.50%, 04/01/23 (b)	180	208
Carvana Co.
5.63%, 10/01/25 (b)	175	180
Cedar Fair, L.P.
5.25%, 07/15/29	550	566
Century Communities, Inc.
6.75%, 06/01/27	345	368
Constellation Merger Sub Inc.
8.50%, 09/15/25 (b) (h)	430	401
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (b)	565	570
Dana Corporation
5.38%, 11/15/27	120	127
5.63%, 06/15/28	310	334
Dealer Tire, LLC
8.00%, 02/01/28 (b)	310	325
Dollar Tree, Inc.
4.00%, 05/15/25	2,730	3,077
Eldorado Resorts, Inc.
6.25%, 07/01/25 (b)	460	490
Ford Motor Company
9.00%, 04/22/25	195	239
7.45%, 07/16/31	480	615
Frontdoor, Inc.
6.75%, 08/15/26 (b)	675	721
General Motors Financial Company, Inc.
2.75%, 06/20/25	5,350	5,709
Gohl Capital Limited
4.25%, 01/24/27 (c)	600	636
Golden Entertainment, Inc.
7.63%, 04/15/26 (b)	315	337
Group 1 Automotive, Inc.
4.00%, 08/15/28 (b)	140	144
Grubhub Holdings Inc.
5.50%, 07/01/27 (b)	215	225
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (b)	25	27
5.75%, 05/01/28 (b)	30	33
Hyundai Capital America
2.65%, 02/10/25 (b)	4,845	5,114
1.80%, 10/15/25 (b)	150	153
Installed Building Products, Inc.
5.75%, 02/01/28 (b)	425	452
IRB Holding Corp.
7.00%, 06/15/25 (b)	275	300
6.75%, 02/15/26 (b)	640	662
JD.com, Inc.
3.38%, 01/14/30	2,500	2,712
LBM Acquisition, LLC
6.25%, 01/15/29 (b)	210	218
LTF Merger Sub, Inc.
8.50%, 06/15/23 (b)	580	559
M/I Homes, Inc.
4.95%, 02/01/28	380	403
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	627
McDonald's Corporation
3.60%, 07/01/30	2,250	2,635
4.45%, 03/01/47	1,885	2,444
MGM Resorts International
6.75%, 05/01/25	465	503
5.75%, 06/15/25	227	251
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	455	491
NCL Corporation Ltd.
3.63%, 12/15/24 (b)	605	558
5.88%, 03/15/26 (b)	165	173
New Golden Nugget Inc.
6.75%, 10/15/24 (b)	795	788
8.75%, 10/01/25 (b) (h)	150	155
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (b)	430	462

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
8.50%, 05/15/27 (b)	230	250
Penn National Gaming, Inc.
5.63%, 01/15/27 (b)	655	684
PetSmart, Inc.
5.88%, 06/01/25 (b)	307	315
S.A.C.I. Falabella
3.75%, 04/30/23 (c)	2,600	2,737
Sabre GLBL Inc.
9.25%, 04/15/25 (b)	220	262
Scientific Games International, Inc.
5.00%, 10/15/25 (b)	570	588
8.25%, 03/15/26 (b)	215	232
Six Flags Operations Inc.
4.88%, 07/31/24 (b)	660	661
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (b)	265	288
Staples, Inc.
7.50%, 04/15/26 (b)	365	381
10.75%, 04/15/27 (b)	150	149
Stars Group Holdings B.V.
7.00%, 07/15/26 (b)	675	711
Target Corporation
3.38%, 04/15/29	4,600	5,370
Tempur Sealy International, Inc.
5.50%, 06/15/26	970	1,006
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,707
The William Carter Company
5.63%, 03/15/27 (b)	490	516
TRI Pointe Homes, Inc.
5.70%, 06/15/28	435	492
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (b)	835	898
Univision Communications Inc.
6.63%, 06/01/27 (b)	385	413
Viking Cruises Limited
13.00%, 05/15/25 (b)	135	162
5.88%, 09/15/27 (b)	1,025	1,002
Wolverine Escrow LLC
9.00%, 11/15/26 (b)	325	308
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (b)	400	416
Yum! Brands, Inc.
7.75%, 04/01/25 (b)	190	210
4.75%, 01/15/30 (b)	370	405
3.63%, 03/15/31	370	374
		60,607
Materials 1.4%
Andina Acquisition Corporation
8.20%, 01/31/22 (c)	400	417
Anglo American Capital PLC
4.50%, 03/15/28 (b)	3,970	4,664
Arconic Corporation
6.00%, 05/15/25 (b)	190	203
6.13%, 02/15/28 (b)	605	652
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (b)	280	293
Axalta Coating Systems, LLC
4.75%, 06/15/27 (b)	670	712
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (b)	2,000	1,862
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (b) (h)	2,300	2,568
CCL Industries Inc.
3.05%, 06/01/30 (b)	1,875	2,042
Crown Americas LLC
4.50%, 01/15/23	650	684
CSN Islands XII Corp
7.00%, (100, 03/23/21) (c) (i)	2,100	2,076
6.75%, 01/28/28 (b)	900	979
CSN Resources S.A.
7.63%, 04/17/26 (b)	700	754
DuPont de Nemours, Inc.
5.42%, 11/15/48	1,510	2,188
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (b)	630	641
Freeport-McMoRan Inc.
4.63%, 08/01/30	800	881
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (b)	715	760
GrafTech Finance Inc.
4.63%, 12/15/28 (b)	210	212
Hexion Inc.
7.88%, 07/15/27 (b)	285	305
Illuminate Buyer LLC
9.00%, 07/01/28 (b)	360	398
Ingevity Corporation
3.88%, 11/01/28 (b)	245	246
Inversiones CMPC S.A.
4.50%, 04/25/22 (c)	500	520
Kraton Polymers LLC
7.00%, 04/15/25 (b)	465	489
Kraton Polymers U.S. LLC
4.25%, 12/15/25 (b)	605	617
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	2,300	2,588
Nouryon Finance B.V.
8.00%, 10/01/26 (b) (h)	175	187
Novelis Corporation
4.75%, 01/30/30 (b)	240	259
Nutrien Ltd.
4.20%, 04/01/29	4,075	4,862
Orbia Advance Corporation, S.A.B. de C.V.
4.88%, 09/19/22 (c)	3,200	3,403
Packaging Corporation of America
3.40%, 12/15/27	1,975	2,220
POSCO
2.38%, 11/12/22 - 01/17/23 (c)	2,700	2,780
2.75%, 07/15/24 (c)	600	633
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (b) (j)	485	514
Silgan Holdings Inc.
4.13%, 02/01/28	630	655
SunCoke Energy, Inc.
7.50%, 06/15/25 (b)	855	848
The Scotts Miracle-Gro Company
4.50%, 10/15/29	420	452
UPL Corporation Limited
4.50%, 03/08/28 (c)	700	741
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	1,300	970
Vedanta Resources Limited
6.13%, 08/09/24 (c)	5,300	3,739
Westrock Company, Inc.
3.75%, 03/15/25	4,220	4,697
		54,711
Consumer Staples 1.4%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	600	602
Allied Universal Holdco LLC
6.63%, 07/15/26 (b)	370	394
9.75%, 07/15/27 (b)	715	777
Altria Group, Inc.
4.80%, 02/14/29	4,480	5,368
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,296
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,959
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27	545	570
BAT Capital Corp.
3.46%, 09/06/29	6,805	7,515
Campbell Soup Company
2.38%, 04/24/30	1,295	1,361
Constellation Brands, Inc.
3.15%, 08/01/29	2,130	2,371
2.88%, 05/01/30	260	285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Costco Wholesale Corporation
1.75%, 04/20/32	825	855
Embotelladora Andina S.A
5.00%, 10/01/23 (c)	500	552
Energizer Holdings, Inc.
7.75%, 01/15/27 (b)	390	433
Jaguar Holding Company II
5.00%, 06/15/28 (b)	195	210
JBS USA Food Company
5.75%, 06/15/25 (b)	85	88
5.50%, 01/15/30 (b)	85	98
Keurig Dr Pepper Inc.
3.80%, 05/01/50	1,560	1,867
Kraft Heinz Foods Company
5.00%, 07/15/35	440	529
5.20%, 07/15/45	1,210	1,434
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (b)	505	517
5.00%, 12/31/26 (b)	155	162
7.00%, 12/31/27 (b)	125	131
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (b)	450	470
Mondelez International, Inc.
1.50%, 05/04/25	1,470	1,520
1.88%, 10/15/32	2,595	2,617
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (b)	680	667
Performance Food Group Company
5.50%, 10/15/27 (b)	530	559
Pilgrim's Pride Corporation
5.88%, 09/30/27 (b)	465	504
Post Holdings, Inc.
5.50%, 12/15/29 (b)	130	142
4.63%, 04/15/30 (b)	540	568
Safeway Inc.
4.63%, 01/15/27 (b)	395	420
3.50%, 03/15/29 (b)	410	414
SEG Holding LLC
5.63%, 10/15/28 (b)	630	665
Smithfield Foods, Inc.
4.25%, 02/01/27 (b)	4,365	4,800
Spectrum Brands, Inc.
5.00%, 10/01/29 (b)	360	387
Sysco Corporation
3.30%, 02/15/50	3,625	3,807
The Kroger Co.
3.40%, 04/15/22	1,000	1,031
2.80%, 08/01/22	1,132	1,173
U.S. Foods Inc.
6.25%, 04/15/25 (b)	40	43
United Natural Foods, Inc.
6.75%, 10/15/28 (b)	390	408
Upjohn Inc.
1.65%, 06/22/25 (b)	1,460	1,510
Verscend Holding Corp.
9.75%, 08/15/26 (b)	739	803
		53,882
Real Estate 1.1%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	3,345	3,676
American Tower Corporation
3.38%, 10/15/26	5,000	5,608
3.60%, 01/15/28	4,495	5,109
Boston Properties Limited Partnership
3.40%, 06/21/29	4,440	4,952
Crown Castle International Corp.
3.65%, 09/01/27	9,690	10,935
Equinix, Inc.
1.80%, 07/15/27	1,630	1,682
2.15%, 07/15/30	2,250	2,289
ESH Hospitality, Inc.
5.25%, 05/01/25 (b)	540	553
Iron Mountain Incorporated
4.88%, 09/15/29 (b)	365	385
4.50%, 02/15/31 (b)	275	287
iStar Inc.
4.75%, 10/01/24	300	305
Mattamy Homes Limited
4.63%, 03/01/30 (b)	400	427
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	540	606
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,463
National Retail Properties, Inc.
2.50%, 04/15/30	1,145	1,179
Realogy Group LLC
7.63%, 06/15/25 (b)	300	325
Simon Property Group, L.P.
2.45%, 09/13/29	1,100	1,152
VICI Properties Inc.
3.75%, 02/15/27 (b)	70	72
4.13%, 08/15/30 (b)	350	369
WeWork Companies Inc.
7.88%, 05/01/25 (b)	210	142
XHR LP
6.38%, 08/15/25 (b)	280	296
		41,812
Information Technology 1.0%
Apple Inc.
4.65%, 02/23/46	3,660	5,254
Arrow Electronics, Inc.
3.88%, 01/12/28	1,920	2,162
Ascend Learning, LLC
6.88%, 08/01/25 (b)	965	994
Banff Merger Sub Inc.
9.75%, 09/01/26 (b)	165	178
Boxer Parent Company Inc.
7.13%, 10/02/25 (b)	35	38
Broadcom Inc.
3.15%, 11/15/25	3,765	4,111
BY Crown Parent, LLC
4.25%, 01/31/26 (b)	225	231
Camelot Finance S.A.
4.50%, 11/01/26 (b)	455	474
Castle United States Holding Corporation
9.50%, 02/15/28 (b)	175	170
Commscope Finance LLC
5.50%, 03/01/24 (b)	350	361
6.00%, 03/01/26 (b)	195	205
CommScope Technologies LLC
5.00%, 03/15/27 (b)	245	242
Corning Incorporated
4.38%, 11/15/57	1,800	2,215
GTT Communications Inc.
7.88%, 12/31/24 (b)	340	136
Lam Research Corporation
2.88%, 06/15/50	2,100	2,251
LogMeIn, Inc.
5.50%, 09/01/27 (b)	185	194
Marvell Technology Group Ltd
4.20%, 06/22/23	4,360	4,708
Micron Technology, Inc.
2.50%, 04/24/23	2,130	2,221
NetApp, Inc.
1.88%, 06/22/25	2,515	2,629
NXP B.V.
3.88%, 06/18/26 (b)	2,185	2,499
Oracle Corporation
3.85%, 04/01/60	2,530	3,096
Riverbed Technology, Inc.
8.88%, 03/01/23 (b)	220	152
Science Applications International Corporation
4.88%, 04/01/28 (b)	180	191
Seagate HDD Cayman
3.38%, 07/15/31 (b)	205	205
Texas Instruments Incorporated
1.75%, 05/04/30	1,185	1,225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
ViaSat, Inc.
6.50%, 07/15/28 (b) (h)	460	497
Virtusa Corporation
7.13%, 12/15/28 (b)	125	131
		36,770
Total Corporate Bonds And Notes (cost $931,329)		986,212
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 24.7%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.26%, (1 Month USD LIBOR + 0.11%), 01/25/37 (a) (l)	3,569	2,401
Series 2007-A1A-WMC1, REMIC, 1.40%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (l)	3,325	2,796
Accredited Mortgage Loan Trust
Series 2004-A2-1, 0.75%, (1 Month USD LIBOR + 0.60%), 04/25/34 (a) (l)	353	317
Aimco CDO
Series 2019-D-10A, 3.77%, (3 Month USD LIBOR + 3.55%), 07/22/32 (a)	2,000	2,002
Aimco CLO
Series 2018-D-AA, 2.77%, (3 Month USD LIBOR + 2.55%), 04/17/31 (a)	1,000	955
AIMCO CLO Series 2018-A
Series 2018-B-AA, 1.62%, (3 Month USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,482
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.15%, (1 Month USD LIBOR + 1.00%), 08/25/35 (a)	6,121	3,405
Series 2005-1A2-27, REMIC, 1.90%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	314	294
Series 2005-1A1-59, REMIC, 0.80%, (1 Month USD LIBOR + 0.66%), 11/20/35 (a) (l)	4,955	4,517
Series 2005-2A1-J12, REMIC, 0.69%, (1 Month USD LIBOR + 0.54%), 11/25/35 (a) (l)	2,817	1,860
Series 2006-2A3-OC3, REMIC, 0.73%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (l)	8,055	7,596
Series 2006-A1B-OA12, REMIC, 0.34%, (1 Month USD LIBOR + 0.19%), 09/20/46 (a) (l)	2,081	1,897
Series 2006-1A1A-OA17, REMIC, 0.35%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (l)	5,109	4,043
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 2.26%, (6 Month USD LIBOR + 2.00%), 02/25/45 (a)	32	32
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	8,019
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	10,023
Anchorage Capital CLO 13 Ltd
Series 2019-B-13A, 2.24%, (3 Month USD LIBOR + 2.00%), 04/15/32 (a)	2,000	2,001
Anchorage Capital CLO 15 Ltd
Series 2020-B1-15A, 2.76%, (3 Month USD LIBOR + 2.45%), 07/21/31 (a)	2,500	2,505
Anchorage Capital CLO 1-R Ltd
Series 2018-C-1RA, 2.02%, (3 Month USD LIBOR + 1.80%), 04/14/31 (a)	1,300	1,280
Apidos CLO XII
Series 2013-DR-12A, 2.84%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	967
Apidos CLO XXI
Series 2015-CR-21A, 2.67%, (3 Month USD LIBOR + 2.45%), 07/19/27 (a) (b)	500	488
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (l)	1,541	1,452
Argent Securities Inc.
Series 2005-A2C-W2, REMIC, 0.87%, (1 Month USD LIBOR + 0.72%), 10/25/35 (a) (l)	138	138
Series 2006-A2C-W2, REMIC, 0.73%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (l)	8,797	5,977
Atrium XIII LLC
Series D-13A, 2.91%, (3 Month USD LIBOR + 2.70%), 11/21/30 (a)	1,000	966
Atrium XIV LLC
Series D-14A, 3.18%, (3 Month USD LIBOR + 2.95%), 08/23/30 (a)	1,000	970
Atrium XV LLC
Series D-15A, REMIC, 3.21%, (3 Month USD LIBOR + 3.00%), 01/23/31 (a)	2,500	2,462
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 3.12%, (3 Month USD LIBOR + 2.90%), 07/20/29 (a)	500	488
Series 2016-DR-1A, 3.26%, (3 Month USD LIBOR + 3.05%), 07/23/30 (a)	1,000	961
Series 2019-C-2A, 4.09%, (3 Month USD LIBOR + 3.85%), 04/15/31 (a)	500	501
Bain Capital Credit Clo 2016-2 Ltd
Series 2016-DR-2A, 4.34%, (3 Month USD LIBOR + 4.10%), 01/16/29 (a)	1,650	1,626
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	3,185
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.67%, 02/20/35 (a)	326	340
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	7	7
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 2.46%, (1 Month USD LIBOR + 2.30%), 08/15/22 (a)	6,727	6,366
Bank 2018-BNK10
Series 2018-C-BN10, REMIC, 4.16%, 02/17/28 (a)	3,376	3,560
Bank 2020-BNK28
Series 2020-C-BN28, REMIC, 3.15%, 10/18/30 (a)	4,109	4,156
Bank of America Corporation
Series 2005-A1-D, REMIC, 3.51%, 05/25/35 (a)	4,357	4,406
Barings CLO Ltd
Series 2018-C-1A, 2.84%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	958
Series 2019-D-1A, 4.09%, (3 Month USD LIBOR + 3.85%), 04/15/31 (a)	1,000	998
Bayview Opportunity Master Fund V Trust 2020-RN3
Series 2020-A1-RN3, REMIC, 3.10%, 09/28/35 (l)	6,799	6,808
BBCMS Mortgage Trust
Series 2019-B-C3, REMIC, 4.10%, 05/17/29	3,554	4,019
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	4,530
Series 2018-F-TALL, REMIC, 3.39%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (l)	4,330	3,770
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/07/36 (a)	6,436	43
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (a)	11,689	250
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.50%, 01/12/22 (a)	6,080	5,153
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	619	445
Series 2011-12A1-RR5, REMIC, 4.86%, 03/26/37 (a)	152	153
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,680	2,552
Series 2012-6A6-RR1, REMIC, 0.34%, 12/27/46 (a)	6,822	6,346
Series 2007-11A-AA2, REMIC, 0.34%, (1 Month USD LIBOR + 0.19%), 05/25/47 (a) (l)	2,910	2,914
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 3.37%, 05/25/35 (a)	134	134
Series 2005-26A1-7, REMIC, 3.10%, 09/25/35 (a)	7,519	4,281
Series 2005-22A1-7, REMIC, 3.15%, 09/25/35 (a)	96	73
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	1	—
Series 2002-1A1-11, REMIC, 3.01%, 02/25/33 (a)	1	1
Series 2002-1A2-11, REMIC, 3.19%, 02/25/33 (a)	1	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Series 2003-6A1-1, REMIC, 3.64%, 04/25/33 (a)	7	7
Series 2003-4A1-8, REMIC, 2.80%, 01/25/34 (a)	56	54
Series 2004-12A5-1, REMIC, 3.61%, 04/25/34 (a)	150	150
Series 2004-2A1-8, REMIC, 3.04%, 11/25/34 (a)	206	200
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 0.41%, (1 Month USD LIBOR + 0.26%), 10/25/36 (a) (l)	92	92
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 2.98%, 01/26/36 (a)	295	239
Series 2007-2A1-R6, REMIC, 2.73%, 12/26/46 (a)	207	182
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.20%, 02/17/28 (a)	1,997	2,158
Benchmark 2020-B18 Mortgage Trust
Series 2020-C-B18, REMIC, 3.65%, 07/17/30 (a)	3,826	4,035
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	4,279
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (a)	520	543
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	3,595	3,588
BXMT, Ltd.
Series 2020-A-FL2, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 02/18/38 (a) (l)	1,064	1,057
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	1,958	1,969
Canyon Capital CLO Ltd
Series 2014-DR-2A, 3.89%, (3 Month USD LIBOR + 3.65%), 04/15/29 (a)	1,000	991
Series 2012-D-1RA, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	1,500	1,454
Series 2014-CR-1A, 2.96%, (3 Month USD LIBOR + 2.75%), 01/30/31 (a) (b)	1,134	1,074
Series 2016-DR-1A, 3.04%, (3 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	967
Series 2018-D-1A, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/31 (a)	1,000	962
Series 2019-D-2A, 4.19%, (3 Month USD LIBOR + 3.95%), 10/15/32 (a)	1,000	1,005
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.37%, 01/25/37 (l)	3,021	1,330
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,551
CF Trust
Series 2019-E-MF1, REMIC, 2.34%, (1 Month USD LIBOR + 2.20%), 08/16/21 (a)	4,037	3,903
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 2.86%, 12/25/35 (a)	352	324
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	436	322
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.56%, (1 Month USD LIBOR + 1.40%), 11/15/36 (a) (l)	3,379	3,320
CIFC Funding Ltd.
Series 2015-CR-4A, 4.22%, (3 Month USD LIBOR + 4.00%), 10/20/27 (a)	1,000	1,000
Series 2020-B-1A, 2.54%, (3 Month USD LIBOR + 2.30%), 07/15/32 (a)	2,000	2,005
CIM Trust
Series 2017-A1-6, REMIC, 3.02%, 06/25/57 (a)	6,547	6,548
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	921	878
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (a)	1,696	1,506
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,474
Series 2016-B-GC36, REMIC, 4.75%, 01/12/26 (a)	2,892	3,155
Series 2020-F-555, REMIC, 3.62%, 12/12/29 (a)	2,584	2,221
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (a)	2,584	1,977
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	4,080	4,392
Citigroup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 2.53%, (1 Year Treasury + 2.40%), 10/25/35 (a)	13	13
Series 2005-1A3A-8, REMIC, 3.11%, 11/25/35 (a)	2,493	2,574
Series 2007-1A1-FS1, REMIC, 4.40%, 10/25/37 (a) (l)	2,755	2,624
Series 2007-A3A-AHL3, REMIC, 0.21%, (1 Month USD LIBOR + 0.06%), 08/25/45 (a) (l)	313	251
Series 2018-A1-C, REMIC, 4.13%, 03/25/59 (l)	870	874
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (a) (l)	871	885
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,575
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	2,526	2,575
Series 2020-A-1A, 2.08%, 09/18/45	1,930	1,940
COLT 2020-RPL1 M1 144A
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	4,414
Columbia Cent CLO 29 Ltd
Series 2020-B1-29A, REMIC, 2.68%, (3 Month USD LIBOR + 2.46%), 07/21/31 (a)	2,000	2,002
COMM 2014-CCRE20 Mortgage Trust
Series 2014-C-CR20, REMIC, 4.51%, 10/11/24 (a)	4,688	4,949
COMM 2020-CX Mortgage Trust
Series 2020-D-CX, REMIC, 2.68%, 11/10/30	715	718
COMM Mortgage Trust
Series 2017-E-PANW, REMIC, 3.44%, 10/11/24 (a)	5,717	5,676
Series 2017-D-PANW, REMIC, 3.93%, 10/11/24 (a)	3,425	3,531
Series 2015-C-DC1, REMIC, 4.31%, 01/10/25 (a)	200	189
Interest Only, Series 2015-XA-CR22, REMIC, 0.89%, 03/12/48 (a)	114,256	3,174
Cook Park CLO, Ltd.
Series 2018-D-1A, 2.82%, (3 Month USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,937
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.34%, (1 Month USD LIBOR + 0.19%), 03/20/47 (a) (l)	3,684	3,187
Series 2007-A1A-OA7, REMIC, 0.33%, (1 Month USD LIBOR + 0.18%), 05/25/47 (a) (l)	237	219
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.30%, (1 Month USD LIBOR + 0.15%), 04/25/34 (a) (l)	796	776
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	719	698
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 0.80%, 03/25/32 (a)	23	21
Crown Point CLO Ltd
Series 2020-C-9A, 3.83%, (3 Month USD LIBOR + 3.60%), 07/14/32 (a)	1,000	1,002
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,201
Series 2016-C-C6, REMIC, 4.95%, 04/17/26 (a)	389	403
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-B-CX10, REMIC, 3.89%, 11/17/27 (a)	3,666	3,909
CSAIL 2020-C19 Commercial Mortgage Trust
Interest Only, Series 2020-XA-C19, REMIC, 1.12%, 03/17/53 (a)	41,171	3,398
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.95%, 05/15/26 (a)	4,254	2,935
Series 2017-C-CX10, REMIC, 4.11%, 11/17/27 (a)	3,875	3,892
Series 2019-AS-C16, REMIC, 3.61%, 06/15/29	2,673	2,978
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,983

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
CSMC
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	5,194
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	4,864
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,604	1,276
CWABS, Inc.
Series 2004-M1-3, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 06/25/34 (a) (l)	24	24
Series 2005-3A2A-HYB9, REMIC, 2.19%, (1 Year USD LIBOR + 1.75%), 02/20/36 (a)	28	25
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,769	1,817
Series 2004-A2-HYB6, REMIC, 2.74%, 11/21/34 (a)	368	366
Series 2004-A3-22, REMIC, 2.75%, 11/25/34 (a)	152	152
Series 2004-1A1-HYB9, REMIC, 2.81%, 02/20/35 (a)	78	78
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,269	979
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 3.32%, (3 Month USD LIBOR + 3.10%), 08/15/31 (a) (b)	1,000	996
Dryden 43 Senior Loan Fund LLC
Series 2016-DRR-43A, 3.77%, (3 Month USD LIBOR + 3.55%), 07/20/29 (a)	1,000	1,000
Dryden 57 CLO Ltd
Series 2018-D-57A, 2.77%, (3 Month USD LIBOR + 2.55%), 05/15/31 (a)	1,000	973
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	2,000	1,985
Fillmore Park CLO Ltd
Series 2018-D-1A, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,486
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-M2-FFH2, REMIC, 0.96%, (1 Month USD LIBOR + 0.81%), 04/25/35 (a) (l)	99	99
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.90%, 10/25/35 (a)	518	482
Series 2005-4A1-AR6, REMIC, 2.68%, 02/25/36 (a)	194	182
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	4,000	3,920
Fountainbleu Miami Beach Trust Class E
Series 2019-E-FBLU, REMIC, 4.09%, 12/12/24 (a)	2,407	2,411
Fountainbleu Miami Beach Trust Class F
Series 2019-F-FBLU, REMIC, 4.09%, 12/12/24 (a)	1,872	1,854
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 4.09%, 12/12/24 (a)	2,165	2,016
GCAT, LLC
Series 2020-A1-2, 3.72%, 06/23/23 (l)	2,055	2,109
Gilbert Park CLO Ltd
Series 2017-D-1A, 3.19%, (3 Month USD LIBOR + 2.95%), 10/15/30 (a)	1,000	991
Series 2017-E-1A, 6.64%, (3 Month USD LIBOR + 6.40%), 10/15/30 (a)	2,000	1,973
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	974	981
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 3.07%, (3 Month USD LIBOR + 2.85%), 04/22/30 (a) (b)	1,000	987
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 2.62%, (3 Month USD LIBOR + 2.40%), 01/21/31 (a) (b)	1,000	969
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	977	1,019
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 3.29%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (l)	3,659	3,230
Greenwood Park CLO Ltd
Series 2018-D-1A, 2.74%, (3 Month USD LIBOR + 2.50%), 04/15/31 (a)	1,000	974
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 3.52%, (3 Month USD LIBOR + 3.30%), 01/20/30 (a)	500	497
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, REMIC, 2.03%, (1 Month USD LIBOR + 1.87%), 06/15/21 (a) (l)	3,446	3,198
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a) (l)	3,736	3,473
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 3.20%, 09/25/35 (a)	171	173
Series 2005-6A1-AR7, REMIC, 2.87%, 11/25/35 (a)	61	59
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.76%, (1 Month USD LIBOR + 2.60%), 08/21/21 (a) (l)	4,330	3,862
Series 2019-F-SMP, 3.26%, (1 Month USD LIBOR + 3.10%), 08/21/21 (a) (l)	4,330	3,641
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,729
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	9,000	9,074
Series 2017-C-GS8, REMIC, 4.34%, 11/12/27 (a)	6,463	6,650
GS Mortgage Securities Trust 2015-GC32
Series 2015-B-GC32, REMIC, 4.41%, 07/11/25 (a)	2,675	2,924
GS Mortgage Securities Trust 2016-GS2
Series 2016-B-GS2, REMIC, 3.76%, 04/10/26 (a)	1,400	1,527
GS Mortgage Securities Trust 2020-GC45
Series 2020-B-GC45, REMIC, 3.41%, 12/14/29	3,194	3,415
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 06/25/36 (a) (l)	966	904
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 0.59%, (1 Month USD LIBOR + 0.44%), 08/25/46 (a) (l)	17,301	5,784
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 0.59%, (1 Month USD LIBOR + 0.44%), 05/19/35 (a) (l)	47	45
Series 2005-3A1-4, REMIC, 3.44%, 07/19/35 (a)	189	159
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/37	7,695	7,114
Helios Issuer LLC Series
Series 2017-A-1A, 4.94%, 09/20/23	2,535	2,645
Highbridge Loan Management Ltd
Series 8A-DR-2016, 3.12%, (3 Month USD LIBOR + 2.90%), 07/22/30 (a)	2,500	2,382
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (l)	6,760	6,506
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.31%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	3,247	2,939
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.51%, (1 Month USD LIBOR + 0.36%), 12/25/35 (a) (l)	2,977	2,910
Series 2006-1A1-HE1, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 10/25/36 (a) (l)	6,308	2,608
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 1.76%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.15%, 08/25/35 (a)	1,167	1,018
Series 2005-1A1-AR31, REMIC, 3.06%, 01/25/36 (a)	243	229
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	674	718

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,152	3,032
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-Mfp
Series 2019-F-MFP, REMIC, 3.16%, (1 Month USD LIBOR + 3.00%), 07/15/21 (a)	6,698	6,215
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	2,253
J.P. Morgan Mortgage Acquisition Trust
Series 2007-MV6-CH1, REMIC, 0.70%, (1 Month USD LIBOR + 0.55%), 11/25/36 (a) (l)	2,414	2,338
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	65	48
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	304	314
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	3,000	3,212
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,633	2,524
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.97%, 09/17/24 (a)	3,663	3,104
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.31%, 02/18/25 (a)	3,481	3,529
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, REMIC, 0.88%, 10/17/50 (a)	94,450	4,205
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-C-COR7, REMIC, 3.73%, 03/15/30 (a)	3,525	3,810
LCM 28 Limited Partnership
Series D-28A, 3.17%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,000	956
LCM XIV Limited Partnership
Series DR-14A, 2.97%, (3 Month USD LIBOR + 2.75%), 07/21/31 (a) (b)	2,000	1,890
LCM XV Limited Partnership
Series DR-15A, 3.92%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,697
LCM XX Limited Partnership
Series DR-20A, 3.02%, (3 Month USD LIBOR + 2.80%), 10/20/27 (a)	1,000	978
LCM XXI LP
Series DR-21A, 3.02%, (3 Month USD LIBOR + 2.80%), 04/20/28 (a)	1,000	962
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (l)	40,676	40,857
Legacy Mortgage Asset Trust 2019-GS5
Series 2019-A2-GS5, REMIC, 4.25%, 07/25/21 (l)	5,000	4,982
Legacy Mortgage Asset Trust 2020-GS2
Series 2020-A1-GS2, REMIC, 2.75%, 03/25/22 (l)	13,567	13,601
Lehman XS Trust
Series 2005-1A3-4, REMIC, 0.95%, (1 Month USD LIBOR + 0.80%), 10/25/35 (a) (l)	490	483
Series 2007-3A3-2N, REMIC, 0.32%, (1 Month USD LIBOR + 0.17%), 02/25/37 (a) (l)	5,759	5,318
Long Point Park CLO Ltd
Series 2017-C-1A, 2.62%, (3 Month USD LIBOR + 2.40%), 01/17/30 (a)	1,000	957
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (b) (l)	7,035	6,548
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 3.17%, (3 Month USD LIBOR + 2.95%), 10/22/30 (a)	2,000	1,941
Madison Park Funding XLV Ltd
Series 2020-D-45A, 4.27%, (3 Month USD LIBOR + 4.00%), 07/15/31 (a)	1,000	1,005
Magnetite XIV, Limited
Series 2015-D-14RA, 3.07%, (3 Month USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,490
Magnetite XVIII, Limited
Series 2016-DR-18A, 2.92%, (3 Month USD LIBOR + 2.70%), 11/15/28 (a)	1,000	999
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.27%, (1 Month USD LIBOR + 4.13%), 12/25/32 (a) (l)	1,106	1,122
Series 2007-A2-WMC1, REMIC, 0.20%, (1 Month USD LIBOR + 0.05%), 01/25/37 (a) (l)	308	110
Series 2007-A1-HE2, REMIC, 1.30%, (1 Month USD LIBOR + 1.15%), 08/25/37 (a) (l)	5,545	4,878
MBRT
Series 2019-F-MBR, 2.71%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (l)	3,595	3,353
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1 Month USD LIBOR + 0.49%), 10/20/29 (a)	25	25
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 0.91%, (1 Month USD LIBOR + 0.76%), 08/25/35 (a) (l)	471	466
Series 2005-5A-3, REMIC, 0.65%, (1 Month USD LIBOR + 0.50%), 11/25/35 (a) (l)	45	42
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 2.65%, 05/25/33 (a)	151	145
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-AS-FL3, 2.99%, (1 Month USD LIBOR + 2.85%), 07/16/35 (a) (l)	3,446	3,483
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.65%, 09/25/30 (a)	8,210	8,730
MKT Mortgage Trust
Series 2020-E-525M, 2.94%, 02/12/40	2,000	1,918
Series 2020-F-525M, 2.94%, 02/12/40	2,000	1,816
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	3,663	3,199
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.22%, 12/17/27 (a)	495	533
Morgan Stanley Dean Witter Capital I Inc.
Series 2002-M1-HE1, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 07/25/32 (a) (l)	34	34
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	28,893	28,989
MortgageIT Trust
Series 2005-A1-5, REMIC, 0.67%, (1 Month USD LIBOR + 0.52%), 12/25/35 (a) (l)	1,709	1,676
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	5,909	6,419
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,425	1,525
Series 2019-B-2A, REMIC, 3.28%, 09/20/40	1,414	1,481
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,785	1,822
Series 2020-B-1A, 3.10%, 11/22/32	2,232	2,322
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 08/20/46	1,955	1,921
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, 2.72%, 12/15/36	566	543
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	3,375	3,122
Myers Park CLO, Ltd.
Series 2018-D-1A, 3.27%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	993
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	8,128
Neuberger Berman CLO XVI-S Ltd
Series 2017-D-16SA, 2.74%, (3 Month USD LIBOR + 2.50%), 01/18/28 (a) (b)	2,000	1,983
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 2.84%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a) (b)	1,000	980
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 0.91%, (1 Month USD LIBOR + 0.77%), 09/25/35 (a) (l)	172	172

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,645
New Residential Mortgage Loan Trust 2020-NPL1
Series 2020-A1-NPL1, 4.34%, 06/25/23 (l)	5,736	5,771
New Residential Mortgage Loan Trust 2020-NPL2
Series 2020-A1-NPL2, 3.23%, 08/25/23 (l)	22,579	22,765
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	1,556	1,563
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.39%, 08/25/35 (a)	322	326
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	3,428	3,480
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (l)	6,384	6,304
Oak Hill Credit Partners
Series 2014-D-10RA, 3.37%, (3 Month USD LIBOR + 3.15%), 12/12/30 (a)	2,000	1,971
Ocean Trails CLO
Series 2020-B-8A, 2.50%, (3 Month USD LIBOR + 2.50%), 07/16/29 (a)	2,000	2,003
Octagon Investment Partners 30, Ltd.
Series 2017-C-1A, 3.72%, (3 Month USD LIBOR + 3.50%), 03/17/30 (a)	2,500	2,468
Octagon Investment Partners 31, Ltd.
Series 2017-D-1A, 3.92%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	1,282	1,282
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 2.97%, (3 Month USD LIBOR + 2.75%), 01/21/31 (a) (b)	1,000	959
Series 2017-D-1A, 6.52%, (3 Month USD LIBOR + 6.30%), 01/21/31 (a) (b)	1,000	961
Octagon Investment Partners 34, Ltd.
Series 2017-D-34, 2.72%, (3 Month USD LIBOR + 2.50%), 01/22/30 (a)	1,000	938
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 3.06%, (3 Month USD LIBOR + 2.85%), 07/25/30 (a)	1,000	956
Octagon Investment Partners XV, Ltd.
Series 2013-DR-1A, 3.92%, (3 Month USD LIBOR + 3.70%), 07/19/30 (a)	2,500	2,476
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 07/17/30 (a)	500	479
Octagon Investment Partners XXI, Ltd.
Series 2014-CRR-1A, 4.17%, (3 Month USD LIBOR + 3.95%), 02/17/32 (a)	500	500
OHA Credit Funding 1 LTD
Series 2018-D-1A, 3.27%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	988
OHA Loan Funding 2015-1 Ltd
Series 2015-CR2-1A, 2.87%, (3 Month USD LIBOR + 2.65%), 11/15/32 (a)	1,500	1,504
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24	3,891	3,948
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	939	941
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 0.91%, (1 Month USD LIBOR + 0.77%), 08/25/35 (a) (l)	3,700	3,482
Series 2007-2A2-6, REMIC, 0.28%, (1 Month USD LIBOR + 0.13%), 07/25/37 (a) (l)	842	571
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 0.27%, (1 Month USD LIBOR + 0.12%), 03/25/37 (a) (l)	3,172	2,964
Park Place Securities, Inc.
Series 2005-M1-WCW3, REMIC, 0.87%, (1 Month USD LIBOR + 0.72%), 08/25/35 (a) (l)	500	499
Pretium Mortgage Credit Partners LLC
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (l)	5,296	5,299
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 02/25/34 (a)	7	6
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,950	5,050
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	7,174
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (l)	12,782	12,849
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (l)	4,916	4,917
Race Point VI CLO, Ltd
Series 2015-DR-7A, 3.84%, (3 Month USD LIBOR + 3.60%), 01/18/28 (a)	1,000	995
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	4,010	3,883
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 0.40%, (1 Month USD LIBOR + 0.25%), 02/26/37 (a)	442	432
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	5,331	5,416
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.47%, 01/25/36 (a)	4,972	4,122
Residential Asset Securities Corporation
Series 2006-1A3-EMX9, REMIC, 0.49%, (1 Month USD LIBOR + 0.34%), 09/25/36 (a) (l)	1,637	1,436
RR 4 Ltd
Series 2018-C-4A, 3.19%, (3 Month USD LIBOR + 2.95%), 04/15/30 (a) (b)	1,000	974
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,706	2,594
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	4,000	4,102
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 1.12%, (1 Month USD LIBOR + 0.98%), 03/25/35 (a) (l)	46	46
Series 2007-A2A-HE1, REMIC, 0.21%, (1 Month USD LIBOR + 0.06%), 12/25/36 (a) (l)	238	75
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,960	4,218
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,484
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 1.96%, 10/13/48 (a)	31,651	2,050
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.61%, (1 Month USD LIBOR + 0.46%), 07/25/36 (a) (l)	8,733	2,825
Short-Term Investments Trust
Series 2018-F-SELF, REMIC, 3.21%, (1 Month USD LIBOR + 3.05%), 10/15/37 (a)	5,349	5,010
SLM Student Loan Trust
Series 2008-A-9, 1.71%, (3 Month USD LIBOR + 1.50%), 04/25/23 (a)	1,222	1,229
SMB Private Education Loan Trust
Series 2018-A2B-B, 0.88%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (b)	2,905	2,902
Sound Point CLO, Ltd.
Series 2020-C-1A, 3.61%, (3 Month USD LIBOR + 3.30%), 07/22/30 (a)	1,000	1,002
Series 2020-D-1A, 5.01%, (3 Month USD LIBOR + 4.70%), 07/22/30 (a)	500	504
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (l)	2,573	2,426
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,443	1,396
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 2.84%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,946
Stichting Babson Euro CLO
Series 2015-DR-IA, 2.82%, (3 Month USD LIBOR + 2.60%), 01/21/31 (a) (b)	1,280	1,193
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 0.77%, (1 Month USD LIBOR + 0.62%), 01/25/36 (a) (l)	1,661	1,498
Structured Asset Investment Loan Trust 2005-4
Series 2005-M5-5, REMIC, 1.12%, (1 Month USD LIBOR + 0.98%), 06/25/35 (a) (l)	5,827	5,626

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 0.65%, (1 Month USD LIBOR + 0.50%), 07/19/35 (a) (l)	145	136
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 0.41%, (1 Month USD LIBOR + 0.26%), 03/25/37 (a) (l)	327	157
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 0.81%, (1 Month USD LIBOR + 0.66%), 09/19/32 (a) (l)	9	8
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 0.47%, (1 Month USD LIBOR + 0.32%), 10/25/36 (a) (l)	4,876	3,823
STWD, Ltd.
Series 2019-D-FL1, 2.50%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	4,007	3,918
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	2,306	2,376
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (b)	2,952	3,054
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27	2,927	3,099
Symphony CLO XVI Ltd
Series 2015-DR-16A, 3.29%, (3 Month USD LIBOR + 3.05%), 10/15/31 (a)	1,000	965
Symphony CLO XVII Ltd
Series 2016-DR-17A, 2.89%, (3 Month USD LIBOR + 2.65%), 04/17/28 (a)	1,000	996
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23	4,900	4,969
Taconic Park CLO Ltd
Series 2016-CR-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 01/20/29 (a)	2,000	1,987
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44 (l)	3,610	3,402
TAL Advantage VII, LLC
Series 2020-A-1A, 2.05%, 09/21/45	730	731
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26	1,733	1,752
Series 2020-A-2A, 2.10%, 06/20/30	733	742
Thayer Park CLO Ltd
Series 2017-C-1A, 3.92%, (3 Month USD LIBOR + 3.70%), 04/20/29 (a)	1,000	1,001
THL Credit Wind River CLO Ltd
Series 2016-DR-1A, 3.09%, (3 Month USD LIBOR + 2.85%), 07/17/28 (a)	1,000	974
Series 2017-C-1A, 2.52%, (3 Month USD LIBOR + 2.30%), 04/18/29 (a)	1,500	1,488
Series 2018-D-1, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,436
Series 2018-D-2A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,911
Series 2018-E-1, 5.74%, (3 Month USD LIBOR + 5.50%), 07/15/30 (a)	500	456
Series 2014-DR-2A, 3.14%, (3 Month USD LIBOR + 2.90%), 01/15/31 (a)	1,000	946
Series 2014-ER-2A, 5.99%, (3 Month USD LIBOR + 5.75%), 01/15/31 (a)	1,000	843
Series 2018-D-3A, 3.17%, (3 Month USD LIBOR + 2.95%), 01/21/31 (a)	1,000	969
Series 2014-DRR-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 07/18/31 (a)	1,000	949
Series 2015-ER-2A, REMIC, 5.79%, (3 Month USD LIBOR + 5.55%), 10/15/27 (a)	2,000	1,819
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (b) (l)	3,738	3,578
Toorak Mortgage Corp Ltd
Series 2018-A1-1, REMIC, 4.34%, 04/25/21 (l)	2,303	2,305
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	3,919	3,965
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.45%, 10/15/27 (a)	3,298	3,147
Series 2017-C-C5, REMIC, 4.31%, 11/17/27 (a)	5,169	5,413
Series 2018-C-C8, REMIC, 4.70%, 02/17/28 (a)	3,776	4,167
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	7,479	8,639
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	4,007
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	8,261	9,008
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (a)	1,600	1,567
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27 (n) (o)	2,750	2,754
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	966	966
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	7,529
VB-S1 Issuer, LLC
Series 2018-C-1A, 3.41%, 02/15/23	2,000	2,004
Series 2020-C2-1A, 3.03%, 06/15/25	2,000	2,093
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	63	68
Venture 33 CLO Ltd
Series 2018-B-33A, 2.09%, (3 Month USD LIBOR + 1.85%), 07/15/31 (a)	1,000	977
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.77%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	1,000	983
Venture XVIII CLO Ltd
Series 2014-BR-18A, 1.89%, (3 Month USD LIBOR + 1.65%), 10/15/29 (a)	1,000	983
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (l)	1,793	1,798
Vericrest Opportunity Loan Trust 2019-NPL2
Series 2019-A1-NPL2, 3.97%, 02/25/22 (l)	485	488
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (l)	1,863	1,970
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (l)	1,273	1,273
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (l)	1,863	1,868
Voya CLO Ltd
Series 2014-CR2-1A, 3.02%, (3 Month USD LIBOR + 2.80%), 04/18/31 (a)	1,000	931
Series 2018-D-2A, 2.99%, (3 Month USD LIBOR + 2.75%), 07/15/31 (a)	1,000	955
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	3,899	3,732
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 0.71%, (1 Month USD LIBOR + 0.56%), 09/25/34 (a) (l)	198	188
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 3.27%, 01/25/36 (a)	265	264
Series 2006-3A3-AR8, REMIC, 3.30%, 08/25/36 (a)	1,416	1,307
Series 2007-4A1-HY1, REMIC, 3.53%, 02/25/37 (a)	123	117
Series 2007-3A3-HY1, REMIC, 3.68%, 02/25/37 (a)	1,409	1,366
Series 2007-2A3-HY7, REMIC, 3.10%, 07/25/37 (a)	228	220
Series 2002-1A-AR17, REMIC, 1.70%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	21	20
Series 2005-A1A1-AR13, REMIC, 0.73%, (1 Month USD LIBOR + 0.58%), 10/25/45 (a) (l)	39	38
Series 2006-1A-AR9, REMIC, 1.45%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (l)	1,785	1,607
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 3.27%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 1.90%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	31	30
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,807	2,715
Wells Fargo & Company
Series 2015-C-C28, REMIC, 4.09%, 05/16/25 (a)	2,770	2,834
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,766

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 3.15%, 12/25/37 (a)	951	898
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,503
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	910
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	3,349
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,269
Series 2019-B-C51, REMIC, 3.84%, 06/15/29	670	731
Interest Only, Series 2018-XA-C43, REMIC, 0.67%, 03/17/51 (a)	72,647	2,971
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,915
Wells Fargo Commercial Mortgage Trust 2019-C49
Series 2019-C-C49, REMIC, 4.87%, 02/16/29 (a)	2,771	3,035
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	4,717	5,009
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	5,595	5,514
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	1,698	1,758
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.00%, 10/17/57 (a)	5,789	5,402
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	2,180
Whitehorse VIII, Ltd.
Series 2014-AR-1A, REMIC, 1.11%, (3 Month USD LIBOR + 0.90%), 05/01/26 (a)	240	240
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (l)	4,734	4,018
Total Non-U.S. Government Agency Asset-Backed Securities (cost $959,031)		953,730
SENIOR FLOATING RATE INSTRUMENTS 3.5%
Information Technology 0.8%
Access CIG, LLC
2018 1st Lien Term Loan, 3.89%, (3 Month USD LIBOR + 3.75%), 02/14/25 (a)	698	690
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	428	420
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	145	145
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a)	825	824
Arches Buyer Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/24/27 (a)	675	675
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (a)	821	816
Avaya, Inc.
2018 Term Loan B, 4.41%, (1 Month USD LIBOR + 4.25%), 12/14/24 (a)	255	256
2020 Term Loan B, 4.41%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	317	317
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/30/25 (a)	564	561
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	524	509
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 06/28/24 (a)	316	180
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (a)	374	373
Castle US Holding Corporation
USD Term Loan B, 4.00%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	855	837
Colorado Buyer Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	374	349
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/02/27 (a)	195	195
Cornerstone OnDemand, Inc.
Term Loan B, 4.39%, (1 Month USD LIBOR + 4.25%), 04/22/27 (a)	513	515
Cvent, Inc.
1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	789	758
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	402	401
Dell International L.L.C.
2019 Term Loan B, 2.75%, (1 Month USD LIBOR + 2.00%), 09/11/25 (a)	850	850
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.75%), 10/07/27 (a)	375	375
Dynatrace LLC
2018 1st Lien Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 08/02/25 (a)	152	151
Emerald TopCo Inc
Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	400	394
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.50%), 07/24/24 (a)	640	570
Flexera Software LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/24/25 (a)	387	386
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a) (p)	305	305
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/15/24 (a)	614	613
2017 Repriced Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/15/24 (a)	193	193
2020 Term Loan B3, 2.65%, (1 Month USD LIBOR + 2.50%), 08/07/27 (a)	473	474
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B, 4.14%, (3 Month USD LIBOR + 4.00%), 10/08/27 (a)	833	833
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	689	690
2017 2nd Lien Term Loan, 7.75%, (1 Month USD LIBOR + 7.00%), 05/24/25 (a)	126	127
Informatica LLC,
2020 USD Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/19/27 (a)	546	541
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	828	818
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 11/22/27 (a)	365	364
KBR, Inc.
2020 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	273	273
LogMeIn, Inc.
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	290	289
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 11/21/24 (a)	431	423
2017 2nd Lien Term Loan, 7.40%, (1 Month USD LIBOR + 7.25%), 12/01/25 (a)	100	96
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.65%, (1 Month USD LIBOR + 4.50%), 07/13/25 (a)	227	205
NCR Corporation
2019 Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 04/12/25 (a)	148	146

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
OneDigital Borrower LLC
2020 Delayed Draw Term Loan, 5.25%, 10/29/27 (a)	54	54
Playtika Holding Corp
Term Loan B, 7.00%, (6 Month USD LIBOR + 6.00%), 12/03/24 (a)	268	269
PointClickCare Corp.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a) (p)	195	194
Presidio, Inc.
2020 Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	85	84
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	824	815
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	725	725
Redstone Buyer LLC
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/01/27 (a)	305	306
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (a)	665	663
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	624	613
Sabre GLBL Inc.
2018 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	289	281
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/17/27 (a) (p)	110	110
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/05/27 (a)	138	138
Severin Acquisition, LLC
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 06/15/25 (a)	826	815
Solera, LLC
USD Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/03/23 (a)	800	793
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	820	821
SS&C Technologies Inc.
2018 Term Loan B5, 1.90%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	482	476
Surf Holdings, LLC
USD Term Loan , 3.73%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	816	808
Tibco Software Inc.
2020 Term Loan B3, 3.90%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	796	779
2020 2nd Lien Term Loan, 7.40%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	45	45
Ultimate Software Group Inc(The)
Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	393	393
2020 Incremental Term Loan B, 4.24%, (3 Month USD LIBOR + 4.00%), 05/03/26 (a)	608	611
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (a)	70	72
Virtusa Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 12/09/27 (a) (p)	95	94
VS Buyer, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/19/27 (a)	819	814
Web.com Group, Inc.
2018 Term Loan B, 3.90%, (3 Month USD LIBOR + 3.75%), 09/12/25 (a)	245	241
		28,951
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	856	843
Allied Universal Holdco LLC
2019 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/18/26 (a)	812	808
Alterra Mountain Company
Term Loan B1, 2.90%, (1 Month USD LIBOR + 2.75%), 06/28/24 (a)	674	664
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (a)	27	26
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (a)	231	220
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	490	483
2019 Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	203	201
Bass Pro Group, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 11/15/23 (a)	558	559
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	731	716
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (a)	112	112
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (a)	223	223
Cambium Learning Group, Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.50%), 12/18/25 (a)	304	302
Carnival Corporation
USD Term Loan B, 8.50%, (1 Month USD LIBOR + 7.50%), 06/29/25 (a)	204	210
ClubCorp Holdings, Inc.
2017 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	281	262
Comet Acquisition, Inc.
Term Loan, 3.50%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a) (n)	127	125
Conservice Midco, LLC
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 4.25%), 05/07/27 (a)	319	319
Dealer Tire, LLC
2020 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 12/19/25 (a)	60	58
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	824	814
Dhanani Group Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 06/22/25 (a)	237	232
FrontDoor Inc
2018 Term Loan B, 2.69%, (1 Month USD LIBOR + 2.50%), 08/14/25 (a)	197	195
Getty Images, Inc.
2019 USD Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 02/13/26 (a)	419	412
GOBP Holdings, Inc.
2020 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 10/22/25 (a)	842	841
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	839	808
Hayward Industries, Inc.
1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 08/04/24 (a)	483	477
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.90%, (3 Month USD LIBOR + 1.75%), 10/25/23 (a)	690	681
IAA, Inc.
Term Loan B, 2.44%, (1 Month USD LIBOR + 2.25%), 05/22/26 (a)	776	768
IRB Holding Corp
2020 Term Loan B, 3.75%, (6 Month USD LIBOR + 2.75%), 02/05/25 (a)	845	837
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a) (p)	385	385

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 09/29/23 (a)	93	89
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	397	380
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/22/22 (a)	443	430
Mavis Tire Express Services Corp.
2020 Add-On Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 12/31/23 (a)	355	356
2018 1st Lien Term Loan, 3.50%, (3 Month USD LIBOR + 3.25%), 03/15/25 (a)	557	546
Milano Acquisition Corp
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	685	684
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	355	369
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 05/08/26 (a)	724	705
Motion Finco Sarl
USD Term Loan B1, 3.50%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	127	122
Delayed Draw Term Loan B2, 3.50%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	17	16
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 03/13/26 (a)	831	827
PCI Gaming Authority
Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	149	147
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (a)	119	117
PetSmart, Inc.
Consenting Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/11/22 (a)	688	686
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	578	563
SIWF Holdings Inc.
1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 05/25/25 (a)	576	570
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	278	272
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	295	305
SMG US Midco 2, Inc.
2020 Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	124	116
2020 Term Loan, 2.71%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	299	281
Staples, Inc.
7 Year Term Loan, 5.21%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	271	262
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.75%, (3 Month USD LIBOR + 3.50%), 06/29/25 (a)	505	506
STG-Fairway Holdings, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 01/22/27 (a)	419	411
Tamko Building Products, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 05/15/26 (a)	346	345
Travel Leaders Group, LLC
2018 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	222	195
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6 Month USD LIBOR + 3.25%), 04/25/26 (a)	801	798
US LBM Holdings, LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a) (p)	286	286
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a) (p)	64	64
Wand NewCo 3, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	558	549
Whatabrands LLC
2020 Term Loan B, 2.97%, (1 Month USD LIBOR + 2.75%), 08/02/26 (a)	640	633
		24,211
Health Care 0.5%
Agiliti Health, Inc
Term Loan, 2.94%, (3 Month USD LIBOR + 3.00%), 10/10/25 (a)	819	809
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	445	427
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 09/20/26 (a)	536	537
Athenahealth, Inc.
2019 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 01/25/26 (a)	400	399
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 05/19/25 (a)	296	295
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 11/26/25 (a)	405	401
Catalent Pharma Solutions Inc.
Term Loan B2, 3.25%, (1 Month USD LIBOR + 2.25%), 05/10/26 (a)	272	271
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	748	744
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (a)	24	24
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 06/07/23 (a)	788	783
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 05/09/25 (a)	693	680
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	454	377
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1 Month USD LIBOR + 3.25%), 07/02/25 (a)	766	761
Global Medical Response, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a) (p)	475	471
HC Group Holdings II, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 05/22/26 (a)	823	821
IQVIA Inc.
2017 USD Term Loan B2, 1.90%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	539	535
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1 Month USD LIBOR + 2.50%), 08/18/22 (a)	729	729
Kindred Healthcare LLC
2018 1st Lien Term Loan, 5.19%, (1 Month USD LIBOR + 5.00%), 06/21/25 (a)	353	352
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 10/15/27 (a)	124	125
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 4.39%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	25	24
1st Lien Delayed Draw Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	58	57
1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	328	323
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	338	336
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/31/25 (a) (p)	350	345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Packaging Coordinators Midco, Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/25/27 (a)	210	210
Parexel International Corporation
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	841	826
Pathway Vet Alliance LLC
2020 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 03/31/27 (a) (p)	—	—
2020 Delayed Draw Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 03/31/27 (a)	51	51
2020 Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 03/31/27 (a)	624	623
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	456	448
2018 1st Lien Term Loan B, 5.29%, (1 Year USD LIBOR + 4.25%), 06/28/25 (a)	391	384
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	584	582
Select Medical Corporation
2017 Term Loan B, 2.53%, (3 Month USD LIBOR + 2.25%), 02/13/24 (a)	795	787
Sotera Health Holdings, LLC
2019 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 11/19/26 (a)	674	676
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	832	824
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (6 Month USD LIBOR + 4.00%), 10/05/27 (a) (n)	457	455
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	237	211
Upstream Newco, Inc.
2019 Term Loan, 4.65%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	194	193
Zelis Healthcare Corporation
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 09/26/26 (a)	407	408
		17,304
Industrials 0.4%
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	170	170
Amentum Government Services Holdings LLC
Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	95	95
American Airlines, Inc.
2017 1st Lien Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 10/10/21 (a)	95	81
2017 Incremental Term Loan, 2.16%, (1 Month USD LIBOR + 2.00%), 12/14/23 (a)	143	128
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	150	150
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	123	119
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	448	435
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/01/25 (a)	400	399
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	20	20
Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	808	805
CNT Holdings I Corp
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.75%), 10/16/27 (a)	300	299
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	637	619
CP Atlas Buyer, Inc.
2020 Delayed Draw Term Loan B2, 5.25%, (3 Month USD LIBOR + 4.50%), 12/31/23 (a)	171	171
2020 Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.50%), 11/20/27 (a)	514	514
Dun & Bradstreet Corporation (The)
Term Loan, 0.00%, (6 Month USD LIBOR + 3.75%), 02/01/26 (a) (p)	100	100
Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 02/01/26 (a)	826	826
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	109	103
2020 Term Loan B1, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	202	192
EAB Global, Inc.
1st Lien Term Loan, 4.75%, (6 Month USD LIBOR + 3.75%), 08/15/22 (a)	692	685
1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 08/15/22 (a)	2	2
1st Lien Term Loan, 6.00%, (PRIME + 2.75%), 08/15/22 (a)	2	2
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	522	517
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	690	682
Garda World Security Corporation
2019 1st Lien Term Loan B, 4.99%, (1 Month USD LIBOR + 4.75%), 10/17/26 (a)	680	680
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/01/24 (a)	118	117
GFL Environmental Inc.
2018 USD Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 05/11/25 (a)	214	214
Graham Packaging Company Inc.
Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 07/28/27 (a)	436	437
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 10/14/27 (a)	560	559
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/05/27 (a)	164	161
KAR Auction Services, Inc.
2019 Term Loan B6, 2.44%, (1 Month USD LIBOR + 2.25%), 09/13/26 (a)	819	804
Minotaur Acquisition, Inc.
Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 02/27/26 (a)	687	673
Mirion Technologies, Inc.
Term Loan, 4.27%, (3 Month USD LIBOR + 4.00%), 12/31/22 (a)	94	94
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1 Month USD LIBOR + 3.75%), 04/12/25 (a)	223	223
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	692	692
PODS, LLC
2018 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 11/21/24 (a)	531	531
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (1 Month USD LIBOR + 3.25%), 12/31/22 (a)	560	561
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 02/05/23 (a)	304	303
Southern Graphics, Inc.
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 12/31/22 (a)	208	151
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 10/01/24 (a) (n)	93	92

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	728	722
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	653	636
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	708	692
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/13/23 (a)	30	29
2018 Term Loan , 5.00%, (1 Month USD LIBOR + 4.00%), 04/04/25 (a)	655	657
Univar Solutions Inc.
2019 USD Term Loan B5, 2.15%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	94	93
USIC Holdings, Inc.
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 12/09/23 (a)	357	357
		16,592
Communication Services 0.4%
Altice France S.A.
2018 Term Loan B13, 4.24%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	827	822
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	270	269
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (a)	589	563
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	802	793
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (a)	220	220
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a) (p)	344	331
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	89	85
Connect Finco Sarl
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 09/23/26 (a)	209	210
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/15/27 (a)	125	125
CSC Holdings, LLC
2017 Term Loan B1, 2.41%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	247	243
2018 Incremental Term Loan, 2.41%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	172	169
2019 Term Loan B5, 2.66%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	455	451
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	188	166
E.W. Scripps Company (The)
2019 Term Loan B2, 2.65%, (1 Month USD LIBOR + 2.50%), 05/01/26 (a)	828	817
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/15/27 (a) (p)	5	5
Frontier Communications Corp.
2020 DIP Exit Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/01/27 (a)	195	196
GoodRx, Inc.
1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 09/28/25 (a)	642	637
1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	184	182
Gray Television, Inc.
2018 Term Loan C, 2.64%, (3 Month USD LIBOR + 2.50%), 10/30/25 (a)	822	815
GTT Communications, Inc.
2018 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.75%), 04/27/25 (a)	282	220
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	352	345
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	124	128
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	830	841
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	822	807
NASCAR Holdings Inc.
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 07/19/26 (a)	203	202
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.89%, (3 Month USD LIBOR + 2.75%), 06/13/26 (a)	721	715
PUG LLC
USD Term Loan , 3.65%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	433	412
Rentpath, Inc.
2017 Term Loan, 0.00%, (PRIME + 3.75%), 12/17/21 (f) (g)	493	228
2020 DIP Term Loan, 8.00%, (1 Month USD LIBOR + 7.00%), 12/31/48 (a) (n)	86	79
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (6 Month USD LIBOR + 4.50%), 06/20/24 (a)	433	405
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	731	721
Telesat Canada
Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	448	443
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 10/04/26 (a)	480	480
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (a)	128	128
Virgin Media Bristol LLC
USD Term Loan N, 2.66%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	740	732
Zayo Group Holdings, Inc.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	722	716
Ziggo Financing Partnership
USD Term Loan I, 2.66%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	65	65
		14,766
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	554	542
Alera Group Holdings, Inc.
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 07/26/25 (a)	823	813
AlixPartners, LLP
2017 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 03/28/24 (a)	780	770
Alliant Holdings Intermediate, LLC
Term Loan B, 3.40%, (3 Month USD LIBOR + 3.25%), 05/10/25 (a)	498	489
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	818	805
Asurion LLC
2018 Term Loan B6, 3.15%, (1 Month USD LIBOR + 3.00%), 11/03/23 (a)	648	642
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 12/31/23 (a) (p)	620	613
2017 2nd Lien Term Loan, 6.65%, (1 Month USD LIBOR + 6.50%), 08/04/25 (a)	451	454
Blackstone CQP Holdco LP
Term Loan B, 3.74%, (3 Month USD LIBOR + 3.50%), 05/29/24 (a)	487	485

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (a)	931	931
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 06/26/25 (a)	809	796
Gulf Finance, LLC
Term Loan B, 6.25%, (1 Month USD LIBOR + 5.25%), 08/25/23 (a)	306	230
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 11/01/24 (a)	551	549
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	125	123
PAI Holdco, Inc.
2020 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 10/13/25 (a)	200	200
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/23/27 (a)	145	144
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	528	519
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 02/06/24 (a)	825	787
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/08/23 (a)	533	522
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 02/28/25 (a) (p)	141	139
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 7.00%), 02/28/25 (a)	110	108
2019 Term Loan, 5.22%, (3 Month USD LIBOR + 5.00%), 03/18/26 (a)	136	91
UGI Energy Services, LLC
Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 08/01/26 (a)	226	226
Victory Capital Holdings, Inc.
2020 Term Loan B1, 2.73%, (3 Month USD LIBOR + 2.50%), 07/01/26 (a)	160	159
		11,137
Materials 0.2%
Asplundh Tree Expert, LLC
Term Loan B, 2.65%, (3 Month USD LIBOR + 2.50%), 08/19/27 (a)	399	400
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1 Month USD LIBOR + 2.25%), 09/22/24 (a)	167	167
2020 Incremental Term Loan B4, 3.50%, (1 Month USD LIBOR + 2.50%), 10/30/27 (a)	285	285
Axalta Coating Systems US Holdings Inc.
Term Loan, 2.00%, (3 Month USD LIBOR + 1.75%), 06/01/24 (a)	818	811
Berry Global, Inc.
Term Loan Y, 2.15%, (1 Month USD LIBOR + 2.00%), 07/01/26 (a)	670	666
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/20/27 (a)	415	417
Cyanco Intermediate Corporation
2018 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	133	132
Diamond (BC) B.V.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 07/24/24 (a)	2	2
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 12/15/23 (a)	218	217
1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 12/29/23 (a)	15	15
2018 Incremental Term Loan, 3.23%, (3 Month USD LIBOR + 3.00%), 06/20/25 (a)	385	379
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	158	158
Gemini HDPE LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a) (p)	475	471
GrafTech Finance, Inc.
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 02/01/25 (a)	231	231
Hexion Inc.
USD Exit Term Loan, 3.73%, (6 Month USD LIBOR + 3.50%), 06/27/26 (a)	212	210
Illuminate Buyer, LLC
Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 06/16/27 (a)	485	485
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (6 Month USD LIBOR + 4.25%), 06/29/22 (a)	257	257
Messer Industries GmbH
2018 USD Term Loan, 2.75%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	479	475
Phoenix Services International, LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 01/29/25 (a)	144	141
Pregis TopCo Corporation
1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 07/25/26 (a)	490	488
Pro Mach Group, Inc.
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/07/25 (a)	269	264
Reynolds Group Holdings Inc.
2020 Term Loan B2, 3.40%, (1 Month USD LIBOR + 3.25%), 02/03/26 (a)	246	242
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.23%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	436	435
2018 2nd Lien Term Loan, 8.73%, (3 Month USD LIBOR + 8.50%), 06/18/26 (a)	25	25
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 09/10/25 (a)	230	227
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	691	681
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	300	284
Vertical Midco GmbH
USD Term Loan B, 4.57%, (6 Month USD LIBOR + 4.25%), 06/30/27 (a)	820	822
		9,387
Consumer Staples 0.2%
B&G Foods, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 09/16/26 (a) (p)	135	135
BellRing Brands, LLC
2019 Term Loan B, 6.00%, (1 Month USD LIBOR + 5.00%), 10/10/24 (a)	250	251
CHG PPC Parent LLC
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	689	678
CSM Bakery Solutions LLC
1st Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.25%), 01/04/22 (a)	385	379
Diamond (BC) B.V.
USD Term Loan , 3.21%, (3 Month USD LIBOR + 3.00%), 07/24/24 (a)	715	704
Energizer Holdings, Inc.
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 12/16/27 (a) (p)	195	195
2020 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 12/16/27 (a)	165	165
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	826	816
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	678	666

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 04/27/26 (a)	817	809
KIK Custom Products
Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 12/31/23 (a) (p)	370	370
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	173	172
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.00%, (3 Month USD LIBOR + 4.00%), 07/12/26 (a)	129	129
United Natural Foods, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 10/10/25 (a)	128	127
US Foods, Inc.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	721	708
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 08/08/25 (a)	825	823
		7,127
Energy 0.1%
Astoria Energy LLC
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 12/31/23 (a)	240	238
Brazos Delaware II, LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/16/25 (a)	462	399
Buckeye Partners, L.P.
2019 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 10/10/26 (a)	556	555
EG America LLC
2018 USD Term Loan, 4.25%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	232	230
ExGen Renewables IV, LLC
2020 Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 12/11/27 (a)	295	295
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (n)	171	171
Frontera Generation Holdings LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 04/25/25 (f) (g)	222	54
Granite Holdings US Acquisition Co.
Term Loan B, 5.50%, (3 Month USD LIBOR + 5.25%), 09/23/26 (a)	503	500
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	436	425
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	452	429
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.15%, (3 Month USD LIBOR + 3.00%), 06/30/25 (a)	26	17
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	274	271
Prairie ECI Acquiror LP
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	197	192
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/17/24 (a) (n)	6	6
		3,782
Utilities 0.0%
Calpine Corporation
Term Loan B9, 2.40%, (1 Month USD LIBOR + 2.25%), 03/22/26 (a)	977	966
2019 Term Loan B10, 2.15%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	54	54
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/18/25 (a)	428	432
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	296	295
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	72	71
		1,818
Real Estate 0.0%
ESH Hospitality, Inc.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 09/18/26 (a)	254	251
Iron Mountain, Inc.
2018 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	805	796
		1,047
Total Senior Floating Rate Instruments (cost $136,687)		136,122
COMMON STOCKS 0.0%
Energy 0.0%
McDermott International, Inc. (f)	11	9
Oasis Petroleum Inc. (f)	7	273
Tapstone Energy, LLC (f) (n)	8	27
Weatherford International Public Limited Company (f)	3	19
Whiting Petroleum Corporation (f)	11	278
		606
Utilities 0.0%
El Paso Electric Company (f) (n)	20	342
Total Common Stocks (cost $1,714)		948
OTHER EQUITY INTERESTS 0.0%
General Motors Company (f) (n) (q)	128	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.02% (r) (s)	85,164	85,164
U.S. Treasury Bill 1.5%
Treasury, United States Department of
0.11%, 03/25/21 (t)	55,200	55,190
0.11%, 05/06/21 (t)	3,100	3,099
0.09%, 06/03/21 (t)	320	320
		58,609
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.07% (r) (s)	7,135	7,135
Total Short Term Investments (cost $150,908)		150,908
Total Investments 99.9% (cost $3,757,790)		3,865,992
Other Assets and Liabilities, Net 0.1%		3,942
Total Net Assets 100.0%		3,869,934

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $345,680 and 8.9% of the Fund.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) Non-income producing security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

(g) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) All or a portion of the security was on loan as of December 31, 2020.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $2,750.

(p) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(t) The coupon rate represents the yield to maturity.

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	1,712	1,738	0.1
AES Gener S.A., 5.00%, 07/14/25	12/19/19	932	934	—
AES Gener S.A., 7.13%, 03/26/79	05/28/19	831	889	—
AES Gener S.A., 6.35%, 10/07/79	12/20/19	715	773	—
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	408	417	—
Assembleia da Republica, 2.88%, 10/15/25	02/05/19	2,073	2,352	0.1
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,267	1,433	—
Assembleia da Republica, 0.48%, 10/18/30	12/03/20	4,963	4,969	0.1
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	545	547	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/20/19	852	868	—
Banco de Credito del Peru, 6.13%, 04/24/27	06/17/20	623	634	—
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	922	925	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,168	1,232	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	1,011	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	451	—
Banco Internacional Del Peru S.A.A. - Interbank, 3.38%, 01/18/23	09/26/19	1,512	1,558	0.1
Banco Internacional Del Peru S.A.A. - Interbank, 4.00%, 07/08/30	12/03/20	564	569	—
Banco Macro S.A., 6.75%, 11/04/26	07/16/18	1,615	1,543	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	01/14/19	593	632	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	602	680	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	08/21/18	3,165	3,624	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	205	207	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	189	213	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	10/02/18	2,505	3,022	0.1
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	4,993	5,211	0.1
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	626	633	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	01/23/19	667	757	—
Canacol Energy Ltd., 7.25%, 05/03/25	07/03/18	2,649	2,898	0.1
China National Petroleum Corporation, 1.35%, 06/23/25	09/01/20	1,208	1,198	—
CIMB Bank Berhad, 1.01%, 10/09/24	11/26/19	1,204	1,201	—
Commonwealth of Australia, 3.25%, 04/21/25	09/27/17	3,894	4,233	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	1,960	1,927	0.1
CSN Islands XII Corp, 7.00% (callable at 100, 03/23/21)	01/07/19	1,756	2,076	0.1
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	09/26/17	5,165	5,252	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	523	546	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	07/12/18	4,102	4,195	0.1
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	526	552	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,101	1,119	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	11/24/20	374	386	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,641	2,531	0.1
Ena Norte SA, 4.95%, 04/25/23	10/24/17	1,311	1,319	—
Engie Energia Chile S.A., 4.50%, 01/29/25	12/04/19	522	554	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	1,382	1,465	—
Export-Import Bank of Thailand, 1.12%, 11/20/23	07/18/19	1,005	1,002	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	2,676	2,919	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	07/02/18	2,955	3,303	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	07/09/19	3,207	3,778	0.1
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,608	4,888	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	745	854	—
France Government Inflation Indexed Bond, 0.70%, 07/25/30	07/01/20	4,480	5,103	0.1
Geopark Limited, 6.50%, 09/21/24	06/19/18	3,851	4,036	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,462	1,511	0.1
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,585	2,789	0.1
Gohl Capital Limited, 4.25%, 01/24/27	03/12/19	593	636	—
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	3,301	2,312	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	02/07/20	515	524	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	813	1,092	—
Indian Oil Corporation Limited, 5.63%, 08/02/21	09/26/17	1,016	1,025	—
Inversiones CMPC S.A., 4.50%, 04/25/22	09/26/17	507	520	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	2,402	2,677	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,465	2,823	0.1
LATAM Finance Limited, 0.00%, 04/11/24	06/06/18	1,927	964	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	2,009	2,228	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/03/17	3,827	3,881	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/02/17	3,014	3,274	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	01/08/19	299	363	—
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	2,852	3,043	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	1,196	1,320	—
Multibank, Inc., 4.38%, 11/09/22	09/25/19	1,012	1,030	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/25/18	2,811	3,060	0.1
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	10/16/17	2,001	2,030	0.1
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	2,265	2,299	0.1
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	211	223	—
Orbia Advance Corporation, S.A.B. de C.V., 4.88%, 09/19/22	09/25/19	3,300	3,403	0.1
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	253	264	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	200	202	—
Pampa Energia S.A., 7.50%, 01/24/27	06/20/18	2,717	2,537	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	1,470	2,163	0.1
POSCO, 2.38%, 11/12/22	07/27/20	817	823	—
POSCO, 2.38%, 01/17/23	07/10/20	1,941	1,957	0.1
POSCO, 2.75%, 07/15/24	09/17/20	628	633	—
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	1,438	1,463	—
PT Pertamina (Persero), 4.30%, 05/20/23	09/26/19	1,866	1,933	0.1
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	2,941	2,935	0.1
Republique Francaise Presidence, 0.25%, 11/25/26	02/04/19	1,011	1,136	—
Republique Francaise Presidence, 1.00%, 05/25/27	04/03/18	373	411	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	352	396	—
Republique Francaise Presidence, 0.00%, 11/25/29	02/25/20	7,033	8,112	0.2
Republique Francaise Presidence, 1.50%, 05/25/31	12/03/20	1,734	1,750	0.1
S.A.C.I. Falabella, 3.75%, 04/30/23	09/25/19	2,652	2,737	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/22/20	2,812	2,842	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	1,427	1,465	—
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	11/02/20	416	416	—
SPARC Limited, 0.00%, 12/05/22	09/25/17	2,990	3,026	0.1
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	03/26/19	1,492	1,696	0.1
State Grid Overseas Investment Limited, 3.75%, 05/02/23	09/15/20	532	532	—
State Grid Overseas Investment Limited, 3.13%, 05/22/23	08/13/20	1,156	1,156	—
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/27/20	397	397	—
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	1,192	—
Syngenta Finance N.V., 5.68%, 04/24/48	03/20/19	1,980	2,168	0.1
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	1,766	1,802	0.1
The State of Qatar, 3.88%, 04/23/23	04/27/20	1,145	1,181	—
The State of Qatar, 3.38%, 03/14/24	04/27/20	2,719	2,811	0.1
Transelec S.A., 4.63%, 07/26/23	09/26/19	523	544	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	4,230	3,588	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	01/10/19	439	481	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	685	741	—
Vedanta Resources Limited, 6.13%, 08/09/24	06/14/18	4,934	3,739	0.1
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/04/20	626	625	—
		198,163	198,038	5.1

JNL/DoubleLine Core Fixed Income Fund - Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC - 2020 Delayed Draw Term Loan	74	1
Southern Veterinary Partners, LLC - Delayed Draw Term Loan	63	-
	137	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 80.2%
Mexico 9.1%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (a)	310	229
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (b) (c)	400	435
6.88%, (100, 07/06/22) (b) (c)	1,800	1,897
7.50%, (100, 06/27/29) (b) (c)	1,500	1,699
7.50%, (100, 06/27/29) (a) (b)	530	600
7.63%, (100, 01/10/28) (b) (c)	6,800	7,701
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (c)	800	803
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (a)	1,300	1,493
BBVA Bancomer, S.A.
5.35%, 11/12/29 (c)	700	747
5.13%, 01/18/33 (c)	9,700	10,468
5.13%, 01/18/33 (a)	500	540
5.88%, 09/13/34 (a)	600	687
Becle, S.A. de C.V.
3.75%, 05/13/25 (a)	600	650
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (a)	1,800	1,676
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	4,217	4,907
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (b) (c) (d)	3,950	3,807
9.50%, 02/07/26 (a) (e)	3,200	3,485
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (a)	2,400	2,196
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (a)	910	1,021
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (b) (c)	8,500	9,139
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24 (a)	300	310
Grupo Idesa, S.A. de C.V.
9.38%, 05/22/26 (a) (f)	1,260	606
Kimberly - Clark De Mexico S.A.B. De C.V.
3.25%, 03/12/25 (a)	100	107
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	1,477	1,722
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (a)	2,700	2,823
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (b) (c) (d)	8,350	6,513
7.38%, 02/12/26 (c) (e)	2,200	2,115
8.38%, 01/27/28 (c)	300	292
		68,668
Singapore 8.4%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (c)	1,000	1,059
DBS Group Holdings Ltd
3.60%, (100, 09/07/21) (b) (c)	17,850	18,028
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	188	223
Medco Bell PTE. LTD.
6.38%, 01/30/27 (a)	1,740	1,777
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (c) (g)	1,300	1,316
1.83%, 09/10/30 (a) (g)	7,200	7,306
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (c)	3,400	3,553
Temasek Financial (I) Limited
1.00%, 10/06/30 (a)	12,950	12,643
United Overseas Bank Limited
3.88%, (100, 10/19/23) (b)	8,100	8,383
3.50%, 09/16/26 (c) (h)	3,259	3,311
2.88%, 03/08/27 (h)	5,200	5,297
		62,896
Colombia 6.7%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c) (e)	2,500	2,713
Banco de Bogota S.A.
5.38%, 02/19/23 (c)	800	855
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (c)	800	820
Bancolombia SA
4.88%, 10/18/27	8,850	9,130
Canacol Energy Ltd.
7.25%, 05/03/25 (c)	7,400	7,944
7.25%, 05/03/25 (a)	800	859
Ecopetrol S.A.
6.88%, 04/29/30	2,000	2,576
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	1,000	1,220
Geopark Limited
6.50%, 09/21/24 (c)	7,000	7,245
Gilex Holding SARL
8.50%, 05/02/23 (c)	800	834
8.50%, 05/02/23 (a)	2,200	2,292
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	6,400	4,352
6.25%, 02/15/25 (a)	300	204
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (c)	6,420	6,728
SURA Asset Management SA
4.88%, 04/17/24 (c)	2,300	2,527
		50,299
India 6.6%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	800	802
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (c)	3,000	3,067
3.38%, 07/24/24 (c)	1,400	1,459
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (c)	800	844
Indian Oil Corporation Limited
5.63%, 08/02/21 (c)	200	205
5.75%, 08/01/23 (c)	7,900	8,684
ONGC Videsh Limited
3.75%, 05/07/23 (c)	1,400	1,465
4.63%, 07/15/24 (c)	200	219
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (c)	810	822
3.75%, 07/27/26 (c)	10,000	10,827
Reliance Industries Limited
5.40%, 02/14/22 (c)	12,500	13,103
3.67%, 11/30/27 (a)	410	457
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (a)	2,200	1,641
Vedanta Resources Limited
7.13%, 05/31/23 (c)	2,000	1,634
6.13%, 08/09/24 (c)	6,500	4,586
		49,815
Chile 6.6%
AES Gener S.A.
5.00%, 07/14/25 (c)	900	934
7.13%, 03/26/79 (a)	4,300	4,778
7.13%, 03/26/79 (c)	1,200	1,333
6.35%, 10/07/79 (c)	4,100	4,525
6.35%, 10/07/79 (a)	2,000	2,208
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (a)	2,000	2,272
Embotelladora Andina S.A
5.00%, 10/01/23 (c)	4,770	5,266
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	2,143	2,162
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (c)	993	1,061

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (c)	4,600	4,181
Engie Energia Chile S.A.
4.50%, 01/29/25 (c)	800	886
Inversiones CMPC S.A.
4.75%, 09/15/24 (c)	4,000	4,420
LATAM Airlines Group S.A.
0.00%, 03/01/26 (a) (i) (j)	2,900	1,466
LATAM Finance Limited
0.00%, 04/11/24 (c) (i) (j)	3,400	1,726
S.A.C.I. Falabella
3.75%, 04/30/23 (c) (e)	7,895	8,310
Sociedad Quimica Y Minera De Chile S.A.
3.63%, 04/03/23 (c)	300	316
4.38%, 01/28/25 (c)	369	408
Transelec S.A.
4.63%, 07/26/23 (c) (e)	2,295	2,496
4.25%, 01/14/25 (c)	500	560
		49,308
Peru 5.8%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (a)	930	1,240
Banco BBVA Peru
5.25%, 09/22/29 (c)	1,450	1,588
Banco de Credito del Peru
6.13%, 04/24/27 (c)	1,600	1,690
3.13%, 07/01/30 (a)	2,300	2,363
3.13%, 07/01/30 (c)	2,100	2,158
Banco Internacional Del Peru S.A.A. - Interbank
3.38%, 01/18/23 (c)	3,180	3,304
4.00%, 07/08/30 (c)	3,200	3,312
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (a)	490	580
Corporacion Lindley S.A.
6.75%, 11/23/21 (c)	878	908
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	3,337	3,645
Inkia Energy Limited
5.88%, 11/09/27 (c)	5,062	5,454
Inretail Pharma S.A
5.38%, 05/02/23 (a)	710	737
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (c) (k)	566	543
PERU LNG
5.38%, 03/22/30 (c)	6,100	5,386
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (c)	7,620	7,990
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (c)	2,175	2,434
		43,332
Panama 5.5%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (a)	4,300	4,651
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (a)	4,500	4,608
Banco Nacional De Panama
2.50%, 08/11/30 (a)	1,900	1,903
Banistmo S.A.
3.65%, 09/19/22 (c)	5,000	5,123
3.65%, 09/19/22 (a)	1,600	1,643
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (a)	1,700	2,124
Ena Norte SA
4.95%, 04/25/23 (c)	5,477	5,627
Global Bank Corporation
4.50%, 10/20/21 (c)	5,800	5,950
4.50%, 10/20/21 (a)	200	205
5.25%, 04/16/29 (a)	1,200	1,316
Multibank, Inc.
4.38%, 11/09/22 (c)	2,191	2,257
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	5,800	6,009
		41,416
Brazil 4.4%
Banco Bradesco S.A.
5.75%, 03/01/22 (c)	2,400	2,524
Banco do Brasil S.A
6.25%, (100, 04/15/24) (b) (c) (g)	6,640	6,798
BTG Pactual Holding S.A.
7.75%, 02/15/29 (a)	6,600	7,206
Cosan Overseas Limited
8.25%, (100, 05/05/21) (b) (c)	2,500	2,563
CSN Islands XII Corp
7.00%, (100, 03/23/21) (b) (c)	3,050	3,016
CSN Resources S.A.
7.63%, 04/17/26 (a)	3,400	3,664
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (c) (l)	300	319
4.88%, 01/22/30 (a)	2,300	2,462
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (a) (b)	2,560	2,519
6.13%, (100, 12/12/22) (b) (c)	1,900	1,945
		33,016
Cayman Islands 4.0%
Baidu, Inc.
1.72%, 04/09/26	2,400	2,446
3.43%, 04/07/30	200	221
CK Hutchison International (20) Limited
2.50%, 05/08/30 (a)	3,400	3,567
CSN Islands XII Corp
6.75%, 01/28/28 (a)	4,400	4,785
ENN energy Holdings Limited
3.25%, 07/24/22 (c)	200	205
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (a)	200	213
JD.com, Inc.
3.38%, 01/14/30	7,000	7,594
Sparc EM SPC
0.00%, 12/05/22 (a) (k)	1,848	1,809
SPARC Limited
0.00%, 12/05/22 (c) (k)	2,016	1,973
Tencent Holdings Limited
2.39%, 06/03/30 (a)	7,100	7,274
		30,087
Indonesia 3.3%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	4,545	5,375
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	7,998	8,630
5.63%, 08/10/37 (c)	4,100	4,510
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/24 (c)	210	232
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	5,034	5,705
6.75%, 04/24/33 (a)	182	206
		24,658
South Korea 3.1%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (a)	1,000	1,041
Korea Electric Power Corp
1.13%, 06/15/25 (a)	2,500	2,537
NongHyup Bank
1.25%, 07/20/25 (a)	6,000	6,117
POSCO
2.38%, 11/12/22 - 01/17/23 (c)	5,800	5,972
2.75%, 07/15/24 (c)	5,300	5,596
Woori Bank
4.25%, (100, 10/04/24) (b) (c)	1,700	1,772
		23,035
Malaysia 2.8%
CIMB Bank Berhad
3.26%, 03/15/22 (c)	1,000	1,029
1.01%, (3 Month USD LIBOR + 0.78%), 10/09/24 (c) (h)	500	500
Gohl Capital Limited
4.25%, 01/24/27 (c)	8,840	9,370

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Malayan Banking Berhad
1.02%, (3 Month USD LIBOR + 0.80%), 08/16/24 (c) (h)	5,400	5,401
3.91%, 10/29/26 (c) (h)	2,800	2,860
PETRONAS Capital Limited
3.50%, 04/21/30 (a)	1,200	1,382
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (c)	200	217
		20,759
Virgin Islands (British) 2.0%
China National Petroleum Corporation
1.13%, 06/23/23 (c)	4,450	4,450
1.35%, 06/23/25 (c)	500	499
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (c)	2,400	2,493
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (a)	1,750	1,817
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	500	532
3.13%, 05/22/23 (c) (e)	3,700	3,890
1.00%, 08/05/25 (c)	1,700	1,686
		15,367
Argentina 1.8%
Banco Macro S.A.
6.75%, 11/04/26 (c)	4,800	4,116
6.75%, 11/04/26 (a)	1,000	859
Pampa Energia S.A.
7.50%, 01/24/27 (c)	7,250	6,344
9.13%, 04/15/29 (c)	150	133
Stoneway Capital Corporation
0.00%, 03/01/27 (c) (i) (j)	4,649	1,813
		13,265
United States of America 1.5%
Andina Acquisition Corporation
8.20%, 01/31/22 (c)	600	626
Freeport-McMoRan Inc.
4.63%, 08/01/30	1,000	1,102
5.40%, 11/14/34	3,500	4,376
5.45%, 03/15/43	3,000	3,736
Premier Health Group Inc.
7.95%, 05/11/26 (a)	1,500	1,568
		11,408
Netherlands 1.3%
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (a)	7,200	8,038
Digicel International Finance Limited
8.75%, 05/25/24 (a)	412	433
13.00%, 12/31/25 (a) (f)	218	221
8.00%, 12/31/26 (a)	164	137
Petrobras Global Finance B.V.
5.09%, 01/15/30	810	906
		9,735
Bermuda 1.2%
Credicorp Ltd.
2.75%, 06/17/25 (a)	800	832
Digicel Group Limited
7.00%, (100, 06/01/23) (a) (b) (f) (g)	788	216
8.00%, 04/01/25 (a) (f)	571	302
Geopark Limited
5.50%, 01/17/27 (a)	1,500	1,503
Ooredoo International Finance Limited
3.25%, 02/21/23 (c)	5,700	5,957
3.75%, 06/22/26 (c)	430	481
		9,291
Dominican Republic 1.2%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (a)	840	876
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c)	2,244	2,390
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (c)	5,400	5,643
		8,909
Switzerland 1.1%
Syngenta Finance N.V.
5.68%, 04/24/48 (c) (d)	7,462	7,705
5.68%, 04/24/48 (a) (d)	638	680
		8,385
Canada 1.1%
MEGlobal Canada ULC
5.00%, 05/18/25 (a)	5,300	5,965
5.88%, 05/18/30 (a)	1,900	2,367
		8,332
Ireland 0.7%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	5,000	5,406
Guatemala 0.4%
Energuate Trust
5.88%, 05/03/27 (c) (e)	600	635
5.88%, 05/03/27 (a)	1,360	1,438
Industrial Senior Trust
5.50%, 11/01/22 (c)	350	370
The Central America Bottling Corporation
5.75%, 01/31/27 (a)	680	721
		3,164
Paraguay 0.4%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (a)	2,900	2,893
Philippines 0.3%
BDO Unibank, Inc.
2.95%, 03/06/23 (c)	2,000	2,084
Mauritius 0.3%
Network I2I Limited
5.65%, (100, 01/15/25) (a) (b)	1,900	2,019
Thailand 0.2%
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (b) (c)	600	621
Export-Import Bank of Thailand
1.12%, (3 Month USD LIBOR + 0.90%), 11/20/23 (c) (h)	473	474
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (a)	400	419
2.99%, 01/15/30 (a)	260	276
		1,790
Israel 0.2%
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (a)	600	621
5.41%, 12/30/25 (a)	1,095	1,129
		1,750
China 0.1%
JD.com, Inc.
3.13%, 04/29/21	1,160	1,167
Saudi Arabia 0.1%
Saudi Arabian Oil Company
1.63%, 11/24/25 (a) (e)	700	716
Total Corporate Bonds And Notes (cost $581,840)		602,970
GOVERNMENT AND AGENCY OBLIGATIONS 17.6%
Indonesia 3.3%
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (c)	9,000	9,540
3.85%, 10/15/30 (e)	13,200	15,345
		24,885
Dominican Republic 2.5%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (a)	2,000	2,173
4.88%, 09/23/32 (a)	14,200	15,815
6.40%, 06/05/49 (a)	750	878
		18,866

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Saudi Arabia 2.3%
Government of Saudi Arabia
2.90%, 10/22/25 (a)	5,300	5,705
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (c)	7,300	7,409
2.88%, 03/04/23 (c)	3,700	3,871
		16,985
Philippines 1.7%
The Philippines, Government of
2.46%, 05/05/30	2,700	2,909
1.65%, 06/10/31	7,400	7,465
2.95%, 05/05/45	2,400	2,548
		12,922
Brazil 1.6%
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	11,800	12,305
Peru 1.5%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,467
2.78%, 01/23/31	7,000	7,691
		11,158
Qatar 1.3%
The State of Qatar
3.88%, 04/23/23 (c)	2,500	2,685
3.38%, 03/14/24 (c)	6,500	7,028
		9,713
United Arab Emirates 1.0%
Abu Dhabi, Government of
0.75%, 09/02/23 (a)	3,000	3,007
2.50%, 04/16/25 (a)	1,700	1,815
3.13%, 04/16/30 (a)	2,400	2,711
		7,533
Panama 1.0%
Government of the Republic of Panama
4.00%, 09/22/24	2,763	3,057
3.75%, 03/16/25	3,837	4,245
		7,302
Chile 0.7%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	5,031
Mexico 0.6%
Gobierno Federal de los Estados Unidos Mexicanos
4.75%, 04/27/32	2,650	3,192
5.00%, 04/27/51	1,400	1,746
		4,938
Ukraine 0.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (c)	510	549
Total Government And Agency Obligations (cost $124,525)		132,187
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (i) (m)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund, 0.07% (n) (o)	8,113	8,113
Investment Companies 1.0%
JNL Government Money Market Fund, 0.02% (n) (o)	7,967	7,967
Total Short Term Investments (cost $16,080)		16,080
Total Investments 99.9% (cost $722,445)		751,237
Other Assets and Liabilities, Net 0.1%		880
Total Net Assets 100.0%		752,117

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $200,814 and 26.7% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(e) All or a portion of the security was on loan as of December 31, 2020.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Convertible security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Non-income producing security.

(j) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	3,022	3,067	0.4
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	1,416	1,459	0.2
AES Gener S.A., 5.00%, 07/14/25	12/19/19	931	934	0.1
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,240	1,333	0.2
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,112	4,525	0.6
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	611	626	0.1
Banco BBVA Peru, 5.25%, 09/22/29	11/30/20	1,579	1,588	0.2
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	07/13/18	2,610	2,713	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bradesco S.A., 5.75%, 03/01/22	11/21/19	2,472	2,524	0.3
Banco de Bogota S.A., 5.38%, 02/19/23	11/14/19	829	855	0.1
Banco de Credito del Peru, 6.13%, 04/24/27	06/17/20	1,660	1,690	0.2
Banco de Credito del Peru, 3.13%, 07/01/30	12/04/20	2,146	2,158	0.3
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,252	2,390	0.3
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	5,460	6,798	0.9
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	806	820	0.1
Banco Internacional Del Peru S.A.A. - Interbank, 3.38%, 01/18/23	09/26/19	3,205	3,304	0.4
Banco Internacional Del Peru S.A.A. - Interbank, 4.00%, 07/08/30	12/01/20	3,273	3,312	0.4
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,472	4,116	0.6
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.75% (callable at 100, 09/27/24)	01/31/20	430	435	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	06/27/18	1,799	1,897	0.3
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,505	1,699	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,737	7,701	1.0
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	803	803	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	615	621	0.1
Banistmo S.A., 3.65%, 09/19/22	09/25/19	5,026	5,123	0.7
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	672	747	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/25/18	8,938	10,468	1.4
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,997	2,084	0.3
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	835	844	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,020	1,059	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	07/11/18	4,864	5,406	0.7
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	387	406	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	133	143	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/25/18	7,260	7,944	1.1
China National Petroleum Corporation, 1.13%, 06/23/23	08/28/20	4,462	4,450	0.6
China National Petroleum Corporation, 1.35%, 06/23/25	10/30/20	501	499	0.1
CIMB Bank Berhad, 3.26%, 03/15/22	11/03/20	1,028	1,029	0.1
CIMB Bank Berhad, 1.01%, 10/09/24	12/03/19	501	500	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	11/06/18	4,077	4,907	0.7
Corporacion Lindley S.A., 6.75%, 11/23/21	05/13/14	892	908	0.1
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/21)	04/25/16	2,307	2,563	0.3
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	3,871	3,807	0.5
CSN Islands XII Corp, 7.00% (callable at 100, 03/23/21)	02/01/19	2,624	3,016	0.4
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	05/01/17	17,765	18,028	2.4
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	09/11/18	5,509	5,643	0.8
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	5,017	5,266	0.7
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	2,161	2,162	0.3
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	1,037	1,061	0.1
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,311	4,181	0.6
Ena Norte SA, 4.95%, 04/25/23	09/07/16	5,591	5,627	0.8
Energuate Trust, 5.88%, 05/03/27	08/09/18	576	635	0.1
Engie Energia Chile S.A., 4.50%, 01/29/25	12/04/19	835	886	0.1
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	205	205	—
Export-Import Bank of Thailand, 1.12%, 11/20/23	09/17/19	475	474	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,065	1,220	0.2
Geopark Limited, 6.50%, 09/21/24	05/25/18	6,894	7,245	1.0
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	809	834	0.1
Global Bank Corporation, 4.50%, 10/20/21	04/25/17	5,809	5,950	0.8
Globo Comunicacao e Participacoes S.A., 4.84%, 06/08/25	02/04/20	311	319	—
Gohl Capital Limited, 4.25%, 01/24/27	04/25/17	8,961	9,370	1.2
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,224	4,352	0.6
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	10/08/19	6,537	6,728	0.9
Grupo Bimbo S.A.B. de C.V., 5.95% (callable at 100, 04/17/23)	01/09/19	8,705	9,139	1.2
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	2,706	3,645	0.5
Indian Oil Corporation Limited, 5.63%, 08/02/21	09/07/17	203	205	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	06/20/17	8,399	8,684	1.2
Industrial Senior Trust, 5.50%, 11/01/22	05/03/16	350	370	0.1
Inkia Energy Limited, 5.88%, 11/09/27	07/16/18	4,908	5,454	0.7
Inversiones CMPC S.A., 4.75%, 09/15/24	09/25/19	4,213	4,420	0.6
Itau Unibanco Holding S.A., 6.13% (callable at 100, 12/12/22)	06/21/18	1,775	1,945	0.3
LATAM Finance Limited, 0.00%, 04/11/24	06/06/18	3,427	1,726	0.2
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	208	223	—
Malayan Banking Berhad, 1.02%, 08/16/24	10/09/19	5,420	5,401	0.7
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	2,818	2,860	0.4
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	08/31/18	1,437	1,722	0.2
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	8,132	8,630	1.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	4,120	4,510	0.6
Multibank, Inc., 4.38%, 11/09/22	09/25/19	2,213	2,257	0.3
ONGC Videsh Limited, 3.75%, 05/07/23	07/21/20	1,438	1,465	0.2
ONGC Videsh Limited, 4.63%, 07/15/24	08/07/20	215	219	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	07/17/20	816	822	0.1
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/28/16	9,873	10,827	1.4
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	5,871	5,957	0.8
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	454	481	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	1,301	1,316	0.2
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,912	6,344	0.8
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	121	133	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	03/19/13	491	543	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	3,704	5,386	0.7
POSCO, 2.38%, 11/12/22	07/22/20	2,144	2,161	0.3
POSCO, 2.38%, 01/17/23	07/10/20	3,770	3,811	0.5
POSCO, 2.75%, 07/15/24	09/16/20	5,543	5,596	0.7
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,494	3,553	0.5
PT Perusahaan Gas Negara Tbk, 5.13%, 05/16/24	01/22/20	225	232	—
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	13,303	13,103	1.7
S.A.C.I. Falabella, 3.75%, 04/30/23	11/15/17	8,021	8,310	1.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/22/20	7,338	7,409	1.0
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	3,771	3,871	0.5
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	7,782	7,990	1.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	11/02/20	2,496	2,493	0.3
Sociedad Quimica Y Minera De Chile S.A., 3.63%, 04/03/23	10/18/13	288	316	—
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/19/19	367	408	0.1
SPARC Limited, 0.00%, 12/05/22	09/29/17	1,951	1,973	0.3
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	5,007	5,705	0.8
State Grid Overseas Investment Limited, 3.75%, 05/02/23	09/02/20	532	532	0.1
State Grid Overseas Investment Limited, 3.13%, 05/22/23	08/13/20	3,889	3,890	0.5
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/27/20	1,689	1,686	0.2
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	1,813	0.2
SURA Asset Management SA, 4.88%, 04/17/24	09/13/18	2,299	2,527	0.3
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	6,880	7,705	1.0
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	9,347	9,540	1.3
The State of Qatar, 3.88%, 04/23/23	04/27/20	2,602	2,685	0.4
The State of Qatar, 3.38%, 03/14/24	04/27/20	6,799	7,028	0.9
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	206	217	—
Transelec S.A., 4.63%, 07/26/23	09/08/17	2,391	2,496	0.3
Transelec S.A., 4.25%, 01/14/25	02/11/20	528	560	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,220	2,434	0.3
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	7,694	6,513	0.9
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	07/18/18	1,582	2,115	0.3
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.38%, 01/27/28	05/15/20	194	292	—
United Overseas Bank Limited, 3.50%, 09/16/26	09/11/17	3,299	3,311	0.4
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,965	1,634	0.2
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,060	4,586	0.6
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/03/20	1,773	1,772	0.2
		407,794	418,408	55.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.2%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, REMIC, 2.61%, (1 Month USD LIBOR + 2.45%), 06/15/33 (a)	2,913	2,661
522 Funding Clo I Ltd
Series 2019-A1-1A, 1.63%, (3 Month USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,504
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (b)	2,739	2,606
Affirm Asset Securitization Trust 2020-A
Series 2020-A-A, REMIC, 2.10%, 10/17/22	3,450	3,468
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	2,951	2,946
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/24	5,529	5,525
AGL CLO Ltd
Series 2020-B-5A, 3.05%, (3 Month USD LIBOR + 2.78%), 07/22/30 (a)	2,000	2,008
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a) (b)	3,823	3,833
Allegro CLO VII Ltd
Series 2018-A-1A, 1.34%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	2,983
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,079	888
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	921	785
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,572	2,362
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 1.33%, (3 Month USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,367
AMSR Trust
Series 2020-B-SFR2, 2.03%, 07/17/37	10,500	10,679
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 1.72%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	1,987
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 1.51%, (3 Month USD LIBOR + 1.27%), 07/15/30 (a)	3,000	3,000
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 1.61%, (3 Month USD LIBOR + 1.37%), 07/15/32 (a)	7,500	7,507
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, 1.78%, 05/25/65	2,179	2,187
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24 (a)	4,269	4,299
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (c)	1,541	1,452
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.09%, 05/15/53	49,182	3,609
AREIT Trust
Series 2019-D-CRE3, 2.80%, (1 Month USD LIBOR + 2.65%), 07/14/22 (a) (b)	4,369	4,111
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 1.74%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,729
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	3,240	3,365
Assurant CLO III LTD
Series 2018-A-2A, 1.45%, (3 Month USD LIBOR + 1.23%), 10/20/31 (a)	4,000	3,998
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 1.05%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	3,116	3,085
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	973
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 1.86%, (3 Month USD LIBOR + 1.65%), 07/26/31 (a) (c)	2,000	1,976
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, REMIC, 2.46%, (1 Month USD LIBOR + 2.30%), 06/15/21 (a)	1,232	1,118
Series 2018-E-ATRM, REMIC, 3.56%, (1 Month USD LIBOR + 3.40%), 06/15/21 (a)	2,913	2,535
Series 2017-E-ATRM, REMIC, 3.21%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,692	1,313
Avant Loans Funding Trust
Series 2019-A-B, 2.72%, 05/15/21	695	698
Avery Point VI CLO, Limited
Series 2015-AR-6A, 1.27%, (3 Month USD LIBOR + 1.05%), 08/05/27 (a) (c)	1,922	1,922
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	605	613
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	571	574
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.31%, 05/20/36 (a)	2,677	2,679
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.40%, 05/17/50 (a)	15,678	995
Battalion Clo XV Ltd
Series 2020-A1-15A, 1.57%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	5,003
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b)	1,801	1,802
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.36%, (1 Month USD LIBOR + 1.20%), 08/15/36 (a) (b)	331	323
Series 2017-D-DELC, REMIC, 1.86%, (1 Month USD LIBOR + 1.70%), 08/15/36 (a) (b)	377	361
Series 2017-E-DELC, REMIC, 2.66%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (b)	759	718
Series 2017-F-DELC, REMIC, 3.66%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (b)	2,138	1,847
Series 2018-F-TALL, REMIC, 3.39%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	4,000	3,482
Interest Only, Series 2017-XA-C1, REMIC, 1.49%, 02/17/50 (a)	21,777	1,499
BBCMS Trust
Series 2019-E-BWAY, REMIC, 3.01%, (1 Month USD LIBOR + 2.85%), 11/15/21 (a)	2,715	2,278
Series 2018-D-CBM, REMIC, 2.55%, (1 Month USD LIBOR + 2.39%), 07/15/37 (a) (b)	2,753	2,526
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	3,283	2,462
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.52%, 01/16/54 (a)	30,703	3,861
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R-IIIA, 1.47%, (3 Month USD LIBOR + 1.25%), 07/20/29 (a)	1,997	1,997
BFLD Trust
Series 2019-F-DPLO, REMIC, 2.70%, (1 Month USD LIBOR + 2.54%), 10/15/21 (a)	2,751	2,433
BHMS
Series 2018-C-ATLS, REMIC, 2.06%, (1 Month USD LIBOR + 1.90%), 07/16/35 (a)	2,868	2,696
Birch Grove CLO Ltd
Series A-19A, REMIC, 1.71%, (3 Month USD LIBOR + 1.49%), 06/16/31 (a)	2,500	2,501
BlueMountain CLO XXV Ltd
Series 2019-B-25A, 2.04%, (3 Month USD LIBOR + 1.80%), 07/15/32 (a)	1,250	1,251
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 2.56%, (1 Month USD LIBOR + 2.40%), 06/15/35 (a)	1,762	1,540
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59 (a)	1,069	1,095
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-D-BIOA, REMIC, 1.48%, (1 Month USD LIBOR + 1.32%), 03/16/37 (a)	810	809
BX Commercial Mortgage Trust 2019-IMC
Series 2019-D-IMC, REMIC, 2.06%, (1 Month USD LIBOR + 1.90%), 04/15/21 (a)	1,000	935

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Series 2019-F-IMC, REMIC, 3.06%, (1 Month USD LIBOR + 2.90%), 04/15/21 (a)	4,606	4,100
BX Trust
Series 2018-E-GW, REMIC, 2.13%, (1 Month USD LIBOR + 1.97%), 05/15/37 (a) (b)	968	919
Series 2018-F-GW, REMIC, 2.58%, (1 Month USD LIBOR + 2.42%), 05/15/37 (a) (b)	839	788
Series 2018-G-GW, REMIC, 3.08%, (1 Month USD LIBOR + 2.92%), 05/15/37 (a) (b)	581	528
BX Trust 2019-MMP E 144A
Series 2019-E-MMP, REMIC, 2.06%, (1 Month USD LIBOR + 1.90%), 08/16/21 (a)	3,765	3,622
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,936	2,953
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 3.01%, (1 Month USD LIBOR + 2.85%), 11/18/21 (a)	3,310	2,924
Carbone Clo Ltd
Series 2017-A1-1A, 1.36%, (3 Month USD LIBOR + 1.14%), 01/21/31 (a) (c)	3,000	3,000
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 1.52%, (3 Month USD LIBOR + 1.30%), 04/21/31 (a)	994	994
Series 2017-A2-1A, 1.87%, (3 Month USD LIBOR + 1.65%), 04/21/31 (a)	2,000	1,991
CarVal CLO III Ltd
Series 2019-A-2A, 1.57%, (3 Month USD LIBOR + 1.35%), 07/20/32 (a)	8,000	8,004
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,300
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,870	2,710
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 1.56%, (3 Month USD LIBOR + 1.32%), 07/16/29 (a)	2,000	1,994
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 1.55%, (3 Month USD LIBOR + 1.31%), 07/16/29 (a)	2,000	1,995
CBAM 2017-1 Ltd
Series 2017-B-1A, 2.02%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	1,000
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.29%, 05/12/50 (a)	17,992	999
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 4.87%, 04/10/26 (a)	2,332	2,417
Interest Only, Series 2016-XA-C3, REMIC, 1.00%, 01/10/48 (a)	4,875	207
Interest Only, Series 2017-XA-C8, REMIC, 1.60%, 06/17/50 (a)	15,777	1,108
Interest Only, Series 2016-XA-C4, REMIC, 1.67%, 05/10/58 (a)	16,279	1,126
CFIP CLO Ltd
Series 2014-AR-1A, 1.54%, (3 Month USD LIBOR + 1.32%), 07/13/29 (a)	7,500	7,486
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.16%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (b)	549	526
Series 2017-F-CSMO, REMIC, 3.90%, (1 Month USD LIBOR + 3.74%), 11/17/36 (a) (b)	172	166
CIM Trust
Series 2017-A1-6, REMIC, 3.02%, 06/25/57 (a)	5,502	5,502
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.42%, 01/10/25 (a)	3,867	4,081
Series 2018-E-TBR, REMIC, 2.96%, (1 Month USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,146
Series 2018-F-TBR, REMIC, 3.81%, (1 Month USD LIBOR + 3.65%), 12/15/36 (a)	4,510	3,862
Interest Only, Series 2014-XA-GC19, REMIC, 1.14%, 03/12/47 (a)	26,011	783
Interest Only, Series 2014-XA-GC21, REMIC, 1.17%, 05/10/47 (a)	24,958	808
Interest Only, Series 2016-XA-GC36, REMIC, 1.25%, 02/12/49 (a)	4,100	207
Interest Only, Series 2016-XA-GC37, REMIC, 1.70%, 04/12/49 (a)	3,964	283
Interest Only, Series 2016-XA-P3, REMIC, 1.70%, 04/16/49 (a)	6,932	455
Interest Only, Series 2016-XA-P5, REMIC, 1.50%, 10/13/49 (a)	10,998	622
Interest Only, Series 2017-XA-P7, REMIC, 1.11%, 04/15/50 (a)	13,520	723
Citigroup Mortgage Loan Trust
Series 2018-A1-C, REMIC, 4.13%, 03/25/59 (b)	8,534	8,569
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (a) (b)	13,066	13,271
Series 2019-A1-E, REMIC, 3.23%, 11/25/70 (b)	7,829	7,922
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	965	986
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	1,263	1,287
CLNC Ltd
Series 2019-D-FL1, 3.05%, (1 Month USD LIBOR + 2.90%), 04/19/26 (a)	3,000	2,704
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.54%, 08/12/25 (a)	2,252	2,309
COMM Mortgage Trust
Series 2015-C-LC23, REMIC, 4.62%, 10/10/25 (a)	306	304
Series 2016-C-CR28, REMIC, 4.64%, 12/12/25 (a)	405	409
Series 2018-D-HCLV, REMIC, 2.34%, (1 Month USD LIBOR + 2.18%), 09/15/33 (a)	197	181
Interest Only, Series 2013-XA-CR12, REMIC, 1.12%, 10/15/46 (a)	32,302	850
Interest Only, Series 2014-XA-UBS3, REMIC, 1.07%, 06/12/47 (a)	31,018	943
Interest Only, Series 2015-XA-LC21, REMIC, 0.69%, 07/10/48 (a)	18,560	475
Interest Only, Series 2015-XA-CR25, REMIC, 0.83%, 08/12/48 (a)	20,670	667
Interest Only, Series 2015-XA-CR26, REMIC, 0.93%, 10/10/48 (a)	4,831	174
Interest Only, Series 2015-XA-CR27, REMIC, 0.94%, 10/13/48 (a)	10,826	398
Commonbond Student Loan Trust
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	918	934
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	2,609	2,605
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.63%, 01/15/49 (a)	674	670
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	850	808
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (b)	5,183	5,196
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	511
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (a)	1,799	1,784
Series 2017-E-CHOP, REMIC, 3.46%, (1 Month USD LIBOR + 3.30%), 07/15/32 (a) (b)	1,874	1,522
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 1.39%, (3 Month USD LIBOR + 1.17%), 10/20/28 (a)	4,870	4,870
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (a)	309	330
CSMC 2019-ICE4
Series 2019-F-ICE4, REMIC, 2.81%, (1 Month USD LIBOR + 2.65%), 05/17/21 (a)	3,398	3,362
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.50%, 02/25/60 (a)	4,945	4,962
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	7,593	7,629
CSMC Trust
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	4,992	4,971

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Series 2019-A1-RPL2, REMIC, 3.86%, 11/25/58 (a) (b)	4,287	4,247
Series 2019-A1-RPL9, REMIC, 3.04%, 10/25/59 (a) (b)	397	388
Series 2019-A1-RP10, REMIC, 3.09%, 12/25/59 (a)	11,732	11,756
CVP CLO Ltd
Series 2017-A-1A, 1.56%, (3 Month USD LIBOR + 1.34%), 07/22/30 (a)	7,500	7,491
Series 2017-A-2A, 1.41%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	9,950
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 2.16%, (1 Month USD LIBOR + 2.00%), 05/15/35 (a) (b)	3,154	3,141
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.35%, 03/12/26 (a)	801	740
Interest Only, Series 2016-XA-C1, REMIC, 1.44%, 05/12/49 (a)	13,139	735
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.53%, 10/11/24 (a)	3,430	3,499
Deephaven Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	601	603
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	601	600
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a)	128	129
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.45%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	1,308	1,192
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,681	2,834
DT Auto Owner Trust
Series 2019-A-2A, 2.85%, 09/15/22	66	66
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26	542	542
Elevation CLO, Ltd.
Series 2018-A1-9A, 1.36%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,945
Elmwood CLO II Ltd
Series 2019-A-2A, 1.67%, (3 Month USD LIBOR + 1.45%), 04/21/31 (a)	5,000	5,004
Series 2019-B-2A, 2.32%, (3 Month USD LIBOR + 2.10%), 04/21/31 (a)	2,500	2,503
Elmwood CLO IV Ltd
Series 2020-A-1A, 1.48%, (3 Month USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,503
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 11/15/22	322	322
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	2,066	2,136
Fountainbleu Miami Beach Trust Class F
Series 2019-F-FBLU, REMIC, 4.09%, 12/12/24 (a)	2,086	2,066
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 4.09%, 12/12/24 (a)	3,670	3,417
FREMF 2015-KF08 Mortgage Trust
Series 2015-B-KF08, REMIC, 5.00%, (1 Month USD LIBOR + 4.85%), 02/25/22 (a)	841	836
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 5.65%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	500	496
FREMF 2016-KF20 Mortgage Trust
Series 2016-B-KF20, REMIC, 5.20%, (1 Month USD LIBOR + 5.05%), 07/25/23 (a)	500	507
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 4.50%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	475	474
FREMF 2017-KF28 Mortgage Trust
Series 2017-B-KF28, REMIC, 4.15%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	500	496
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 3.70%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	410	406
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 3.40%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	491
Galaxy XXII CLO Ltd
Series 2016-A2R-22A, 1.08%, (3 Month USD LIBOR + 0.85%), 07/17/28 (a) (c)	4,834	4,811
GCAT 2020-4 LLC
Series 2020-A1-4, 2.61%, 12/26/23 (b)	8,100	8,100
Gilbert Park CLO Ltd
Series 2017-A-1A, 1.43%, (3 Month USD LIBOR + 1.19%), 10/15/30 (a)	3,000	3,000
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,948	1,961
GLS Auto Receivables Issuer Trust 2020-2
Series 2020-A-2A, 1.58%, 08/15/24	2,511	2,533
GLS Auto Receivables Trust
Series 2019-A-2A, 3.06%, 04/17/23	574	578
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.19%, (1 Month USD LIBOR + 1.03%), 12/15/21 (a) (b)	3,075	3,011
Series 2019-F-WOLF, REMIC, 3.29%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (b)	4,283	3,781
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 2.56%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,627
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.40%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	3,000	2,991
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, REMIC, 2.03%, (1 Month USD LIBOR + 1.87%), 06/15/21 (a) (b)	3,605	3,346
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	3,490	3,505
Series 2018-E-LUAU, REMIC, 2.71%, (1 Month USD LIBOR + 2.55%), 11/15/32 (a) (b)	3,342	3,055
Series 2018-G-RIVR, REMIC, 2.76%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	1,564
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.76%, (1 Month USD LIBOR + 2.60%), 08/21/21 (a) (b)	4,000	3,568
Interest Only, Series 2014-XA-GC24, REMIC, 0.73%, 09/10/47 (a)	9,142	205
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a)	2,038	1,326
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/10/48 (a)	5,475	178
Interest Only, Series 2017-XA-GS6, REMIC, 1.03%, 05/12/50 (a)	22,892	1,294
Interest Only, Series 2017-XA-GS8, REMIC, 0.97%, 11/11/50 (a)	32,398	1,652
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.74%, 12/12/53 (a)	28,958	3,951
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	3,215	3,236
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.12%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	3,621	3,600
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 1.37%, (3 Month USD LIBOR + 1.15%), 04/28/31 (a)	4,000	3,977
Highbridge Loan Management Ltd
Series 3A-CR-2014, 3.82%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,855
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,663	2,534
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,823	7,528
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.31%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	2,900	2,626
IMT Trust
Series 2017-EFL-APTS, REMIC, 2.31%, (1 Month USD LIBOR + 2.15%), 06/15/34 (a)	652	624
Series 2017-FFL-APTS, REMIC, 3.01%, (1 Month USD LIBOR + 2.85%), 06/15/34 (a)	652	613

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	640	670
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,235	811
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,201
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (a)	1,205	1,169
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (a)	1,406	1,314
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (a)	1,476	1,319
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (a)	1,612	1,398
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	169	148
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (a)	2,400	1,920
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,762
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.77%, 07/10/23 (a)	3,103	3,148
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-Laq
Series 2018-C-LAQ, REMIC, 1.76%, (1 Month USD LIBOR + 1.60%), 06/15/35 (a) (b)	3,830	3,725
Series 2018-D-LAQ, REMIC, 2.26%, (1 Month USD LIBOR + 2.10%), 06/15/35 (a) (b)	1,520	1,471
Series 2018-E-LAQ, REMIC, 3.16%, (1 Month USD LIBOR + 3.00%), 06/15/35 (a) (b)	486	465
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	3,078
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-Mfp
Series 2019-E-MFP, REMIC, 2.32%, (1 Month USD LIBOR + 2.16%), 07/15/21 (a)	2,438	2,286
Series 2019-F-MFP, REMIC, 3.16%, (1 Month USD LIBOR + 3.00%), 07/15/21 (a)	2,160	2,004
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,792
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.36%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	1,000	998
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	2,902	2,989
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a)	2,356	2,140
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.97%, 09/17/24 (a)	2,274	1,927
Series 2015-C-C32, REMIC, 4.65%, 10/15/25 (a)	366	334
Series 2015-C-C33, REMIC, 4.61%, 11/15/25 (a)	359	359
Interest Only, Series 2015-XA-C32, REMIC, 1.22%, 11/18/48 (a)	10,417	350
JPMBB Commercial Mortgage Securities Trust 2015-C28
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,465
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 0.94%, 01/15/49 (a)	3,706	137
Interest Only, Series 2016-XA-JP4, REMIC, 0.68%, 12/17/49 (a)	17,345	465
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.57%, 06/17/49 (a)	29,709	1,721
Kayne CLO 7 Ltd
Series 2020-A1-7A, 1.42%, (3 Month USD LIBOR + 1.20%), 04/18/33 (a)	5,000	5,001
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,703	1,586
Kingsland VIII Ltd
Series 2018-A-8A, 1.34%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,975
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,906
LCM XVII Limited Partnership
Series A2RR-17A, 1.39%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,984
Legacy Mortgage Asset Trust
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (b)	3,508	3,514
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/21 (b)	4,136	4,148
Series 2019-A1-GS4, REMIC, 3.44%, 05/25/21 (b)	3,327	3,313
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (b)	4,068	4,086
Series 2018-A1-GS2, REMIC, 4.00%, 04/25/58 (b)	4,648	4,651
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (a) (b)	9,052	9,106
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 11/25/21 (b)	5,018	4,977
Loanpal Solar Loan Ltd
Series 2020-A-3GS, 2.47%, 12/20/47	2,730	2,723
Loanpal Solar Loan Ltd 21-1GS A
Series 2021-A-1GS, 2.29%, 10/20/34	3,000	3,006
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 0.30%, (1 Month USD LIBOR + 0.15%), 07/25/36 (a) (b)	11,254	5,801
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, REMIC, 1.77%, 03/12/49 (a)	13,098	640
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45 (b)	2,564	2,385
Madison Park Funding X, Ltd
Series 2012-BR2-10A, 2.02%, (3 Month USD LIBOR + 1.80%), 01/22/29 (a)	840	840
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 1.91%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	995
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.08%, (3 Month USD LIBOR + 0.87%), 11/22/27 (a)	3,716	3,684
Marble Point CLO XI Ltd
Series 2017-A-2A, 1.42%, (3 Month USD LIBOR + 1.18%), 12/18/30 (a) (c)	2,000	1,988
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.63%, (3 Month USD LIBOR + 1.42%), 07/23/32 (a)	3,000	3,003
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	514	519
MBRT
Series 2019-F-MBR, 2.71%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (b)	2,350	2,192
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C17, REMIC, 4.48%, 07/17/24 (a)	1,240	1,287
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	258
Series 2015-C-C27, REMIC, 4.52%, 11/15/25 (a)	207	215
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (a)	2,371	2,358
Series 2018-D-SUN, REMIC, 1.81%, (1 Month USD LIBOR + 1.65%), 07/16/35 (a) (b)	899	864
Series 2018-F-SUN, REMIC, 2.71%, (1 Month USD LIBOR + 2.55%), 07/16/35 (a) (b)	1,342	1,263

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Series 2018-G-SUN, REMIC, 3.21%, (1 Month USD LIBOR + 3.05%), 07/16/35 (a) (b)	899	830
Interest Only, Series 2014-XA-C15, REMIC, 0.96%, 04/17/47 (a)	12,561	296
Interest Only, Series 2016-XA-C28, REMIC, 1.20%, 01/15/49 (a)	3,936	187
Morgan Stanley Capital I Trust
Series 2017-F-CLS, REMIC, 2.76%, (1 Month USD LIBOR + 2.60%), 11/15/34 (a)	3,371	3,371
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	4,283	3,740
Interest Only, Series 2015-XA-UBS8, REMIC, 0.87%, 12/15/48 (a)	4,646	166
Interest Only, Series 2017-XA-H1, REMIC, 1.42%, 06/17/50 (a)	25,957	1,582
Morgan Stanley Mortgage Capital Holdings LLC
Series 2011-D-C1, REMIC, 5.56%, 02/18/21 (a)	590	589
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	625	638
Series 2020-B-1A, 3.10%, 11/22/32	5,892	6,129
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 08/20/46	2,200	2,161
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 2.31%, (1 Month USD LIBOR + 2.15%), 08/15/34 (a)	1,898	1,879
Series 2017-F-MTL6, REMIC, 4.41%, (1 Month USD LIBOR + 4.25%), 08/15/34 (a)	2,495	2,446
MP CLO IV Ltd
Series 2013-ARR-2A, 1.49%, (3 Month USD LIBOR + 1.28%), 07/25/29 (a)	7,500	7,468
MP CLO VIII Ltd
Series 2015-AR-2A, 1.13%, (3 Month USD LIBOR + 0.91%), 10/28/27 (a)	2,628	2,611
Nassau Ltd
Series 2018-A-IA, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,958
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, REMIC, 2.36%, (1 Month USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,862
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	3,013
New Residential Mortgage Loan Trust 2020-NPL1
Series 2020-A1-NPL1, 4.34%, 06/25/23 (b)	3,824	3,847
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	1,458	1,465
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 2.06%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,180
NP SPE X LP
Series 2019-A1-2A, 2.86%, 11/19/49	4,720	4,719
NYMT Loan Trust 2020-SP2
Series 2020-A1-SP2, REMIC, 2.94%, 10/25/23 (a)	12,748	12,656
Oaktown Re III Ltd
Series 2019-M1A-1A, 1.55%, (1 Month USD LIBOR + 1.40%), 07/25/24 (a) (b)	151	151
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	1,205	1,225
Ocean Trails CLO V
Series 2014-ARR-5A, 1.50%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	4,915	4,899
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,936
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24	3,437	3,487
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	3,500	3,579
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.42%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,498
PFP Ltd
Series 2019-B-5, REMIC, 1.79%, (1 Month USD LIBOR + 1.65%), 04/16/36 (a) (b)	1,052	1,027
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
Series 2020-A1-NPL3, REMIC, 3.10%, 10/25/23 (b)	2,504	2,506
Pretium Mortgage Credit Partners LLC
Series 2020-A1-NPL1, REMIC, 2.86%, 03/01/23 (a) (b)	11,512	11,543
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (b)	8,218	8,222
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (b)	9,468	9,517
PRPM, LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (b)	4,668	4,684
Radnor Ltd
Series 2019-M1A-2, 1.35%, (1 Month USD LIBOR + 1.20%), 06/25/21 (a)	200	200
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	2,139	2,023
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 0.75%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,775	1,247
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 0.65%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	919	794
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,074	987
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	688	632
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	2,002
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,411	5,189
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (c)	5,000	5,008
Short-Term Investments Trust
Interest Only, Series 2018-XCP-SELF, REMIC, 0.00%, 04/15/21 (a)	77,520	3
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24	961	955
SoFi Consumer Loan Program LLC
Series 2016-A-1, 3.26%, 07/25/21	385	387
Series 2017-A-3, 2.77%, 03/25/22	49	49
Series 2017-A2-5, 2.78%, 04/25/22	309	311
SoFi Consumer Loan Program Trust
Series 2019-A-1, 3.24%, 04/25/22	526	528
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	875	883
Sound Point CLO XXVIII Ltd
Series 2020-A1-3A, 1.52%, (3 Month USD LIBOR + 1.28%), 01/26/32 (a)	10,000	10,000
Sound Point CLO, Ltd.
Series 2015-A-1RA, 1.58%, (3 Month USD LIBOR + 1.36%), 04/15/30 (a)	3,500	3,500
Series 2013-A-3RA, 1.37%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	1,500	1,492
Series 2018-A1A-21, 1.39%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,000	2,997
Series 2019-A-1A, 1.59%, (3 Month USD LIBOR + 1.37%), 01/20/32 (a)	2,500	2,516
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22	184	185
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	722	698
Steele Creek CLO Ltd
Series 2015-AR-1A, 1.47%, (3 Month USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,997
Series 2017-A-1A, 1.49%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	1,000	995
Series 2014-A-1RA, 1.28%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,529
Series 2016-AR-1A, 1.34%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,500	2,476
Series 2018-A-2A, 1.42%, (3 Month USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,987
Series 2019-B-1A, 2.44%, (3 Month USD LIBOR + 2.20%), 04/15/32 (a)	4,000	4,001

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.23%, 12/25/35 (a)	1,246	1,159
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,428	1,928
STWD, Ltd.
Series 2019-D-FL1, 2.50%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	2,494	2,439
Symphony CLO XV Ltd
Series 2014-AR2-15A, REMIC, 1.48%, (3 Month USD LIBOR + 1.26%), 01/20/32 (a)	2,000	2,000
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23	2,940	2,981
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,547
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, REMIC, 3.33%, (1 Month USD LIBOR + 3.18%), 11/13/34 (a)	2,244	1,943
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.38%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,235
Series 2019-B-3A, 2.34%, (3 Month USD LIBOR + 2.10%), 04/15/31 (a)	2,000	2,001
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (b)	10,000	9,959
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.45%, 10/15/27 (a)	3,500	3,340
Series 2018-C-C8, REMIC, 4.70%, 02/17/28 (a)	1,858	2,051
Interest Only, Series 2017-XB-C1, REMIC, 0.89%, 06/17/50 (a)	25,883	1,415
Upgrade Receivables Trust 2019-1
Series 2019-C-1A, 5.15%, 03/15/25	3,000	3,019
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	3,243	3,289
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	4,977	5,006
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21	762	766
Series 2019-B-1, 4.19%, 04/20/26	274	274
Series 2020-A-1, 2.32%, 04/22/30	2,021	2,035
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,507
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,203	2,227
Series 2019-A2-1A, 3.19%, 07/15/24	1,973	2,044
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	1,762	1,918
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	6,542	6,733
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.77%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,704
Venture XXIX CLO Ltd
Series 2017-A-29A, 1.50%, (3 Month USD LIBOR + 1.28%), 09/09/30 (a)	4,000	4,000
VERDE CLO
Series 2019-A-1A, 1.59%, (3 Month USD LIBOR + 1.35%), 04/15/32 (a)	3,755	3,756
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL9, 3.33%, 10/25/22 (b)	5,962	5,977
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (b)	5,380	5,394
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 07/25/58 (a)	740	745
Series 2018-A3-2, REMIC, 3.83%, 07/25/58 (a)	863	874
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,607
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (a) (b)	4,508	4,540
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (b)	9,095	9,095
Vibrant Clo Ltd
Series 2018-A1-10A, 1.42%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,981
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (b)	5,663	5,675
Volt LXXXIV, LLC
Series 2019-A1A-NP10, 3.43%, 11/25/22 (b)	484	486
Volt LXXXIX, LLC
Series 2020-A1A-NPL5, REMIC, 2.98%, 02/25/23 (b)	4,380	4,382
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (b)	1,245	1,249
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (b)	1,313	1,317
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.66%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	13,305
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,679	4,525
Wellfleet CLO Ltd
Series 2018-A1-2A, 1.42%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,500
Series 2020-A1A-1, 1.55%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	5,006
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	656	619
Wells Fargo Commercial Mortgage Trust
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24	98	36
Series 2015-D-NXS4, REMIC, 3.70%, 11/18/25 (a)	375	325
Series 2015-C-NXS4, REMIC, 4.70%, 11/18/25 (a)	310	330
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	411
Series 2018-C-C47, REMIC, 4.94%, 10/17/28 (a)	344	363
Interest Only, Series 2015-XA-P2, REMIC, 0.92%, 12/15/48 (a)	4,101	157
Interest Only, Series 2017-XA-C38, REMIC, 1.04%, 07/15/50 (a)	25,269	1,291
Series 2015-C-LC22, REMIC, 4.54%, 09/15/58 (a)	302	298
Interest Only, Series 2016-XA-C33, REMIC, 1.62%, 03/17/59 (a)	2,229	147
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	415	416
Series 2007-A1-AR4, REMIC, 3.39%, 08/25/37 (a)	386	359
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,910	3,013
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.80%, 12/17/46 (a)	38,294	772
Interest Only, Series 2014-XA-C19, REMIC, 1.02%, 03/15/47 (a)	40,697	940
Interest Only, Series 2014-XA-C21, REMIC, 1.03%, 08/15/47 (a)	2,601	71
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,840	2,411
Total Non-U.S. Government Agency Asset-Backed Securities (cost $961,037)		948,201
GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
U.S. Treasury Note 17.2%
Treasury, United States Department of
2.63%, 05/15/21	75,600	76,285
1.50%, 09/30/21	94,400	95,359
1.38%, 01/31/22	37,600	38,105
0.13%, 05/15/23	53,600	53,583
2.25%, 12/31/23	89,150	94,694
0.38%, 07/31/27	19,400	19,136
		377,162
Mortgage-Backed Securities 4.3%
Federal Home Loan Mortgage Corporation
2.50%, 06/01/35	24,448	25,539
2.00%, 07/01/35	6,677	6,982
1.50%, 08/01/35 - 09/01/35	24,354	25,080
Federal National Mortgage Association, Inc.
2.00%, 06/01/35 - 11/01/40	31,903	33,315
2.24%, (1 Year USD LIBOR + 1.63%), 11/01/42 (a)	990	1,029

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
2.68%, (1 Year USD LIBOR + 1.66%), 05/01/44 (a)	2,256	2,342
		94,287
Collateralized Mortgage Obligations 1.6%
Federal Home Loan Mortgage Corporation
Series F1-264, 0.71%, (1 Month USD LIBOR + 0.55%), 07/15/42 (a)	1,627	1,643
Series QA-4060, REMIC, 1.50%, 09/15/26	1,311	1,324
Series AN-4030, REMIC, 1.75%, 04/15/27	2,911	2,957
Series CD-4484, REMIC, 1.75%, 07/15/30	2,274	2,316
Series BA-4642, REMIC, 3.00%, 02/15/41	474	475
Series A-4734, REMIC, 3.00%, 07/15/42	466	467
Series Z-4171, REMIC, 3.00%, 02/15/43	2,975	2,995
Series LA-4738, REMIC, 3.00%, 11/15/43	1,197	1,204
Series EA-4824, REMIC, 4.50%, 02/15/45	575	580
Series HA-4582, REMIC, 3.00%, 09/15/45	2,047	2,162
Series MB-4911, REMIC, 3.00%, 09/25/49	7,609	7,908
Federal National Mortgage Association, Inc.
Series 2014-AF-73, REMIC, 0.60%, (1 Month USD LIBOR + 0.45%), 11/25/44 (a)	3,843	3,878
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	2,430	2,514
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	5,736	5,840
		36,263
Sovereign 1.0%
Abu Dhabi, Government of
0.75%, 09/02/23 (c)	200	200
2.50%, 04/16/25 (c)	900	961
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,467
Gobierno Federal de los Estados Unidos Mexicanos
3.90%, 04/27/25	200	224
Government of the Republic of Panama
4.00%, 09/22/24	1,900	2,102
3.75%, 03/16/25	1,050	1,162
Ministry of Diwan Amiri Affairs
4.50%, 01/20/22 (d)	500	521
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	3,200	3,337
Presidencia de la Republica de Colombia
4.38%, 07/12/21	2,500	2,550
2.63%, 03/15/23	300	310
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (d)	1,700	1,725
2.88%, 03/04/23 (d)	1,000	1,046
The Korea Development Bank
1.25%, 06/03/25 (d)	1,400	1,431
0.80%, 04/27/26	800	801
The Republic of Indonesia, The Government of
3.75%, 04/25/22 (d)	600	624
2.95%, 01/11/23	700	730
The State of Qatar
2.38%, 06/02/21 (d)	1,300	1,310
		22,501
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (a)	12,034	250
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.25%, 11/25/30 (a)	7,695	7,669
		7,919
Total Government And Agency Obligations (cost $533,891)		538,132
CORPORATE BONDS AND NOTES 11.3%
Financials 4.8%
American Express Company
0.88%, (3 Month USD LIBOR + 0.65%), 02/27/23 (a)	1,400	1,411
ANZ New Zealand (Int'l) Limited
1.90%, 02/13/23 (c)	1,395	1,439
Avolon Holdings Funding Limited
3.63%, 05/01/22 (c)	1,570	1,604
Banco Bradesco S.A.
5.90%, 01/16/21 (d)	1,000	1,001
2.85%, 01/27/23 (c)	400	410
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	550	549
Banco de Credito del Peru
6.13%, 04/24/27 (d)	700	739
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (d)	550	586
Banco del Estado de Chile
3.88%, 02/08/22 (d)	600	621
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (c)	300	307
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (d) (e)	1,900	2,002
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (d)	2,700	2,711
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	750	791
Bangkok Bank Public Company Limited
3.88%, 09/27/22 (d)	600	631
Banistmo S.A.
3.65%, 09/19/22 (d)	2,300	2,357
3.65%, 09/19/22 (c)	500	513
Bank of America Corporation
1.02%, (3 Month USD LIBOR + 0.79%), 03/05/24 (a)	3,096	3,134
Bank of The Philippine Islands
2.50%, 09/10/24 (d)	900	934
Barclays PLC
1.01%, 12/10/24	1,475	1,485
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	500	541
5.35%, 11/12/29 (d)	200	214
BDO Unibank, Inc.
2.95%, 03/06/23 (d)	1,000	1,042
BPCE
2.38%, 01/14/25 (c)	1,125	1,187
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (d)	500	532
Capital One Financial Corporation
3.20%, 01/30/23	545	575
3.90%, 01/29/24	770	843
China National Petroleum Corporation
3.95%, 04/19/22 (d)	750	778
CIMB Bank Berhad
3.26%, 03/15/22 (d)	200	206
Citigroup Inc.
2.75%, 04/25/22	965	993
2.31%, 11/04/22	480	487
1.25%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a)	1,395	1,417
Commonwealth Bank of Australia
2.75%, 03/10/22 (c)	1,418	1,460
Continental Senior Trust
5.00%, 08/26/22 (d)	1,700	1,810
Credicorp Ltd.
2.75%, 06/17/25 (c)	400	416
Credit Suisse Group AG
1.46%, (3 Month USD LIBOR + 1.24%), 06/12/24 (a) (c)	2,125	2,167
DBS Group Holdings Ltd
3.60%, (100, 09/07/21) (d) (e)	2,800	2,828
2.85%, 04/16/22 (d)	300	309
Ena Norte SA
4.95%, 04/25/23 (d)	1,235	1,268
Export-Import Bank of Thailand
1.12%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (d)	400	401
Global Bank Corporation
4.50%, 10/20/21 (d)	700	718
4.50%, 10/20/21 (c)	500	512

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Gruposura Finance S.A.
5.70%, 05/18/21 (d)	2,000	2,038
Industrial Senior Trust
5.50%, 11/01/22 (d)	700	739
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (f)	333	317
Itau Unibanco Holding S.A.
5.75%, 01/22/21 (d)	1,500	1,502
J.P. Morgan Chase & Co.
3.21%, 04/01/23	1,935	2,007
Macquarie Bank Limited
2.10%, 10/17/22 (c)	1,375	1,418
Malayan Banking Berhad
3.91%, 10/29/26 (a) (d)	3,100	3,166
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	115	127
Mitsubishi UFJ Financial Group Inc
1.07%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	3,085	3,117
Mizuho Financial Group Inc
1.02%, (3 Month USD LIBOR + 0.79%), 03/05/23 (a)	3,000	3,022
Morgan Stanley
1.15%, (3 Month USD LIBOR + 0.93%), 07/22/22 (a)	3,090	3,124
Multibank, Inc.
4.38%, 11/09/22 (d)	1,600	1,648
National Securities Clearing Corporation
1.20%, 04/23/23 (c)	685	699
NongHyup Bank
1.25%, 07/20/25 (c)	1,200	1,223
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (g)	1,900	1,924
1.83%, 09/10/30 (c) (g)	1,200	1,218
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (d) (f)	702	674
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.30%, 11/21/22 (d)	200	210
PNC Bank, National Association
2.03%, 12/09/22	425	432
3.25%, 06/01/25	325	361
PNC Funding Corp
3.30%, 03/08/22	575	593
Prudential Financial, Inc.
3.50%, 05/15/24	2,755	3,023
Santander UK Group Holdings PLC
2.50%, 01/05/21	1,625	1,625
2.10%, 01/13/23 (g)	1,450	1,497
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (d)	500	524
Sparc EM SPC
0.00%, 12/05/22 (c) (f)	336	329
SPARC Limited
0.00%, 12/05/22 (d) (f)	941	921
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,400	1,413
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	1,410	1,420
Synchrony Financial
3.75%, 08/15/21	1,615	1,639
Temasek Financial (I) Limited
2.38%, 01/23/23 (d)	250	260
The Bank of Nova Scotia
0.55%, 09/15/23 (g)	2,180	2,188
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,890	3,211
The Royal Bank of Scotland Group Public Limited Company
1.80%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (g)	1,355	1,387
The Toronto-Dominion Bank
3.25%, 06/11/21	1,375	1,393
0.56%, (SOFR + 0.48%), 01/27/23 (a) (g)	1,410	1,415
Truist Financial Corporation
2.20%, 03/16/23	1,465	1,521
UBS Group AG
1.01%, 07/30/24 (c) (g)	2,365	2,386
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (d)	1,100	1,078
7.00%, 01/15/25 (d)	800	768
United Overseas Bank Limited
3.50%, 09/16/26 (a) (d)	2,400	2,438
2.88%, 03/08/27 (a)	800	815
Wells Fargo Bank, National Association
2.60%, 01/15/21	1,390	1,391
		106,130
Health Care 1.1%
AbbVie Inc.
2.30%, 11/21/22	2,195	2,269
Amgen Inc.
2.70%, 05/01/22	75	77
2.65%, 05/11/22	1,105	1,137
3.63%, 05/15/22	1,010	1,046
1.90%, 02/21/25	805	845
Anthem, Inc.
3.30%, 01/15/23	850	898
3.50%, 08/15/24	1,320	1,447
AstraZeneca PLC
2.38%, 06/12/22	150	154
3.50%, 08/17/23	2,640	2,844
Bristol-Myers Squibb Company
2.60%, 05/16/22	1,515	1,562
Cardinal Health, Inc.
2.62%, 06/15/22	2,955	3,040
Cigna Holding Company
3.40%, 09/17/21	990	1,011
3.75%, 07/15/23	350	378
CVS Health Corporation
3.70%, 03/09/23	380	406
GlaxoSmithKline Capital PLC
0.53%, 10/01/23	2,995	3,008
Royalty Pharma PLC
0.75%, 09/02/23 (c)	1,510	1,516
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	1,440	1,482
		23,120
Utilities 0.9%
AES Gener S.A.
5.00%, 07/14/25 (d)	200	208
7.13%, 03/26/79 (d)	400	444
DTE Energy Company
2.25%, 11/01/22	160	166
2.53%, 10/01/24 (b)	695	741
1.05%, 06/01/25	535	541
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (d)	800	836
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	591	597
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	800	727
Enel Generacion Chile S.A.
4.25%, 04/15/24	3,000	3,271
ENN energy Holdings Limited
3.25%, 07/24/22 (d)	200	205
Entergy Corporation
0.90%, 09/15/25	1,405	1,404
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	942	993
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (d)	800	833
1.75%, 05/06/25 (c)	1,200	1,249
Korea Electric Power Corp
1.13%, 06/15/25 (d)	1,500	1,522
1.13%, 06/15/25 (c)	1,000	1,015
Pacific Gas And Electric Company
1.75%, 06/16/22	995	998

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PSEG Power LLC
3.85%, 06/01/23	1,310	1,408
PT Indonesia Power
5.50%, 11/22/21 (d)	500	521
State Grid Overseas Investment Limited
3.13%, 05/22/23 (d)	700	736
1.00%, 08/05/25 (d)	400	397
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (d)	300	340
		19,152
Energy 0.8%
China National Petroleum Corporation
4.50%, 04/28/21 (d)	500	506
Exxon Mobil Corporation
1.57%, 04/15/23	1,465	1,506
Indian Oil Corporation Limited
5.63%, 08/02/21 (d)	700	718
5.75%, 08/01/23 (d)	300	330
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,330	1,395
ONGC Videsh Limited
3.75%, 05/07/23 (d)	200	209
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (d)	2,650	2,690
PETRONAS Capital Limited
3.13%, 03/18/22 (d)	700	721
Phillips 66
3.85%, 04/09/25	85	96
1.30%, 02/15/26	620	631
Reliance Industries Limited
5.40%, 02/14/22 (d)	2,250	2,359
Saudi Arabian Oil Company
2.75%, 04/16/22 (d)	1,200	1,233
1.25%, 11/24/23 (c)	200	203
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	1,285	1,401
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (d)	600	605
Sinopec Group Overseas Development (2018) Limited
2.15%, 05/13/25 (d)	600	616
Valero Energy Corporation
1.20%, 03/15/24	695	697
Williams Partners L.P.
4.30%, 03/04/24	600	660
		16,576
Consumer Discretionary 0.7%
Alibaba Group Holding Limited
2.80%, 06/06/23	1,300	1,367
Cintas Corporation No. 2
2.90%, 04/01/22	1,480	1,523
Daimler Finance North America LLC
2.30%, 02/12/21 (c)	1,205	1,207
Dollar Tree, Inc.
3.70%, 05/15/23	305	326
4.00%, 05/15/25	955	1,076
eBay Inc.
2.75%, 01/30/23	1,405	1,468
Hyundai Capital America
2.85%, 11/01/22 (c)	1,490	1,544
JD.com, Inc.
3.13%, 04/29/21	1,875	1,887
McDonald's Corporation
2.63%, 01/15/22	1,435	1,470
S.A.C.I. Falabella
3.75%, 04/30/23 (d)	1,150	1,210
Target Corporation
2.90%, 01/15/22	1,420	1,459
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	1,435	1,443
		15,980
Industrials 0.7%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (d)	1,250	1,278
3.38%, 07/24/24 (d)	300	313
Carrier Global Corporation
1.92%, 02/15/23	1,495	1,540
Honeywell International Inc.
0.48%, 08/19/22	695	696
HPHT Finance (19) Limited
2.88%, 11/05/24 (d)	2,300	2,403
LATAM Finance Limited
0.00%, 04/11/24 (d) (h) (i)	1,050	533
Northrop Grumman Corporation
3.25%, 08/01/23	1,340	1,438
2.93%, 01/15/25	1,485	1,615
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	1,305	1,397
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (d)	200	215
Republic Services, Inc.
2.50%, 08/15/24	1,440	1,536
Union Pacific Corporation
3.20%, 06/08/21	1,375	1,391
		14,355
Communication Services 0.6%
AT&T Inc.
4.45%, 04/01/24	1,260	1,405
Baidu, Inc.
3.50%, 11/28/22	700	734
3.88%, 09/29/23	1,200	1,293
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (e) (g) (j)	53	14
8.00%, 04/01/25 (c) (j)	152	80
KT Corp
1.00%, 09/01/25 (d)	2,400	2,405
Omnicom Group Inc.
3.63%, 05/01/22	1,125	1,173
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (d)	654	721
2.38%, 10/03/26 (d)	500	537
Telefonica Chile S.A.
3.88%, 10/12/22 (d)	1,800	1,888
Tencent Holdings Limited
3.28%, 04/11/24 (d)	200	213
1.81%, 01/26/26 (c)	1,000	1,022
Verizon Communications Inc.
1.32%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a)	1,485	1,524
		13,009
Materials 0.5%
Andina Acquisition Corporation
8.20%, 01/31/22 (d)	900	938
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (d)	1,900	2,002
DuPont de Nemours, Inc.
4.49%, 11/15/25	1,230	1,435
Inversiones CMPC S.A.
4.50%, 04/25/22 (d)	1,000	1,040
LG Chem, Ltd.
3.25%, 10/15/24 (d)	1,600	1,729
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,800	2,026
POSCO
2.38%, 11/12/22 - 01/17/23 (d)	2,000	2,059
2.75%, 07/15/24 (d)	400	422
Vedanta Resources Limited
7.13%, 05/31/23 (d)	500	408
		12,059
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,400	1,435
Conagra Brands, Inc.
4.30%, 05/01/24	1,250	1,397

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
General Mills, Inc.
3.15%, 12/15/21	1,385	1,412
Grupo Bimbo S.A.B. de C.V.
4.50%, 01/25/22 (d)	900	935
Mondelez International, Inc.
0.63%, 07/01/22	605	608
2.13%, 04/13/23	2,180	2,264
PepsiCo, Inc.
0.75%, 05/01/23	1,500	1,519
Philip Morris International Inc.
0.88%, 05/01/26	1,090	1,096
Upjohn Inc.
1.13%, 06/22/22 (c)	445	449
		11,115
Information Technology 0.3%
Broadcom Inc.
2.25%, 11/15/23	1,030	1,076
Microchip Technology Incorporated
0.97%, 02/15/24 (c)	1,440	1,444
Micron Technology, Inc.
2.50%, 04/24/23	1,440	1,501
Oracle Corporation
2.50%, 04/01/25	895	960
Paypal Holdings, Inc.
2.20%, 09/26/22	1,305	1,347
1.35%, 06/01/23	145	148
		6,476
Real Estate 0.3%
American Tower Corporation
2.40%, 03/15/25	1,550	1,646
Crown Castle International Corp.
1.35%, 07/15/25	450	459
Equinix, Inc.
1.25%, 07/15/25	1,445	1,471
Simon Property Group, L.P.
2.00%, 09/13/24	1,385	1,449
Welltower Inc.
3.63%, 03/15/24	1,295	1,412
		6,437
Sovereign 0.1%
Export-Import Bank of India
3.13%, 07/20/21 (d)	1,000	1,011
Export-Import Bank of Thailand
1.06%, (3 Month USD LIBOR + 0.85%), 05/23/24 (a) (d)	400	400
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23 (d)	800	853
Wakala Global Sukuk Berhad
4.65%, 07/06/21 (d)	500	510
		2,774
Total Corporate Bonds And Notes (cost $242,931)		247,183
SENIOR FLOATING RATE INSTRUMENTS 3.8%
Information Technology 0.8%
Access CIG, LLC
2018 1st Lien Term Loan, 3.89%, (3 Month USD LIBOR + 3.75%), 02/14/25 (a)	415	410
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	257	252
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	85
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a)	471	471
Arches Buyer Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/24/27 (a)	415	415
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (a)	487	484
Avaya, Inc.
2018 Term Loan B, 4.41%, (1 Month USD LIBOR + 4.25%), 12/14/24 (a)	140	140
2020 Term Loan B, 4.41%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	174	174
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/30/25 (a)	333	332
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	409	397
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 06/28/24 (a)	273	155
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (a)	219	219
Castle US Holding Corporation
USD Term Loan B, 4.00%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	508	497
Colorado Buyer Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	317	296
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/02/27 (a)	120	120
Cornerstone OnDemand, Inc.
Term Loan B, 4.39%, (1 Month USD LIBOR + 4.25%), 04/22/27 (a)	304	305
Cvent, Inc.
1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	449	431
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	238	238
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.75%), 10/07/27 (a)	225	225
Dynatrace LLC
2018 1st Lien Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 08/02/25 (a)	116	115
Emerald TopCo Inc
Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	218	215
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.50%), 07/24/24 (a)	373	332
Flexera Software LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/24/25 (a)	346	345
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a) (k)	195	195
Go Daddy Operating Company, LLC
2020 Term Loan B3, 2.65%, (1 Month USD LIBOR + 2.50%), 08/07/27 (a)	279	279
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B, 4.14%, (3 Month USD LIBOR + 4.00%), 10/08/27 (a)	489	490
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	409	410
2017 2nd Lien Term Loan, 7.75%, (1 Month USD LIBOR + 7.00%), 05/24/25 (a)	123	123
Informatica LLC,
2020 USD Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/19/27 (a)	164	162
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	505	499
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 11/22/27 (a)	220	219
KBR, Inc.
2020 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	236	235
LogMeIn, Inc.
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	175	174
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 11/21/24 (a)	396	389

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
2017 2nd Lien Term Loan, 7.40%, (1 Month USD LIBOR + 7.25%), 12/01/25 (a)	90	87
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.65%, (1 Month USD LIBOR + 4.50%), 07/13/25 (a)	192	173
NCR Corporation
2019 Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 04/12/25 (a)	128	126
OneDigital Borrower LLC
2020 Delayed Draw Term Loan, 0.00%, 10/29/27 (a) (k)	19	19
Playtika Holding Corp
Term Loan B, 7.00%, (6 Month USD LIBOR + 6.00%), 12/03/24 (a)	161	162
PointClickCare Corp.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a) (k)	125	125
Presidio, Inc.
2020 Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	75	75
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	491	486
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	435	435
Redstone Buyer LLC
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/01/27 (a)	180	181
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (a)	765	763
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	477	468
Sabre GLBL Inc.
2018 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	174	170
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/17/27 (a) (k)	70	70
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/05/27 (a)	86	86
Severin Acquisition, LLC
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 06/15/25 (a)	437	431
Solera, LLC
USD Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/03/23 (a)	476	472
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	490	490
SS&C Technologies Inc.
2018 Term Loan B5, 1.90%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	432	427
Surf Holdings, LLC
USD Term Loan , 3.73%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	438	433
Tibco Software Inc.
2020 Term Loan B3, 3.90%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	472	463
2020 2nd Lien Term Loan, 7.40%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	40	40
Ultimate Software Group Inc(The)
Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	256	255
2020 Incremental Term Loan B, 4.24%, (3 Month USD LIBOR + 4.00%), 05/03/26 (a)	359	361
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (a)	40	41
Virtusa Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 12/09/27 (a) (k)	60	60
VS Buyer, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/19/27 (a)	487	484
Web.com Group, Inc.
2018 Term Loan B, 3.90%, (3 Month USD LIBOR + 3.75%), 09/12/25 (a)	218	215
		17,426
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	765	753
Allied Universal Holdco LLC
2019 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/18/26 (a)	480	478
Alterra Mountain Company
Term Loan B1, 2.90%, (1 Month USD LIBOR + 2.75%), 06/28/24 (a)	476	469
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (a)	24	23
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (a)	203	193
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	434
2019 Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	184	181
Bass Pro Group, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 11/15/23 (a)	331	331
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	159	156
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (a)	65	65
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (a)	130	130
Cambium Learning Group, Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.50%), 12/18/25 (a)	180	178
Carnival Corporation
USD Term Loan B, 8.50%, (1 Month USD LIBOR + 7.50%), 06/29/25 (a)	124	128
ClubCorp Holdings, Inc.
2017 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	238	222
Comet Acquisition, Inc.
Term Loan, 3.50%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a) (l)	103	101
Conservice Midco, LLC
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 4.25%), 05/07/27 (a)	195	195
Dealer Tire, LLC
2020 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 12/19/25 (a)	49	49
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	190	188
Dhanani Group Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 06/22/25 (a)	217	213
FrontDoor Inc
2018 Term Loan B, 2.69%, (1 Month USD LIBOR + 2.50%), 08/14/25 (a)	172	171
Getty Images, Inc.
2019 USD Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 02/13/26 (a)	301	296
GOBP Holdings, Inc.
2020 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 10/22/25 (a)	507	507
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	503	484
Hayward Industries, Inc.
1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 08/04/24 (a)	295	291
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.90%, (3 Month USD LIBOR + 1.75%), 10/25/23 (a)	400	395

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
IAA, Inc.
Term Loan B, 2.44%, (1 Month USD LIBOR + 2.25%), 05/22/26 (a)	126	125
IRB Holding Corp
2020 Term Loan B, 3.75%, (6 Month USD LIBOR + 2.75%), 02/05/25 (a)	504	499
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a) (k)	235	235
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	342	328
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/22/22 (a)	264	256
Mavis Tire Express Services Corp.
2020 Add-On Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 12/31/23 (a)	215	216
2018 1st Lien Term Loan, 3.50%, (3 Month USD LIBOR + 3.25%), 03/15/25 (a)	306	300
Milano Acquisition Corp
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	410	409
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	210	218
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 05/08/26 (a)	425	414
Motion Finco Sarl
USD Term Loan B1, 3.50%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	114	109
Delayed Draw Term Loan B2, 3.50%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	15	14
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 03/13/26 (a)	505	502
PCI Gaming Authority
Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	145	143
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (a)	110	109
PetSmart, Inc.
Consenting Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/11/22 (a)	382	381
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	343	334
SIWF Holdings Inc.
1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 05/25/25 (a)	342	339
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	263	257
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	175	181
SMG US Midco 2, Inc.
2020 Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	116	109
2020 Term Loan, 2.71%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	280	263
Staples, Inc.
7 Year Term Loan, 5.21%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	176	170
STG-Fairway Holdings, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 01/22/27 (a)	259	255
Tamko Building Products, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 05/15/26 (a)	183	181
Travel Leaders Group, LLC
2018 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	230	202
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6 Month USD LIBOR + 3.25%), 04/25/26 (a)	471	469
US LBM Holdings, LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a) (k)	180	180
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a) (k)	40	40
Wand NewCo 3, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	349	345
Whatabrands LLC
2020 Term Loan B, 2.97%, (1 Month USD LIBOR + 2.75%), 08/02/26 (a)	314	311
		14,525
Health Care 0.5%
Agiliti Health, Inc
Term Loan, 2.94%, (3 Month USD LIBOR + 3.00%), 10/10/25 (a)	261	257
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	319	306
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 09/20/26 (a)	322	323
Athenahealth, Inc.
2019 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 01/25/26 (a)	219	219
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 05/19/25 (a)	101	101
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 11/26/25 (a)	315	312
Catalent Pharma Solutions Inc.
Term Loan B2, 3.25%, (1 Month USD LIBOR + 2.25%), 05/10/26 (a)	253	252
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	420	417
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (a)	13	13
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 06/07/23 (a)	468	465
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 05/09/25 (a)	362	355
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	409	340
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1 Month USD LIBOR + 3.25%), 07/02/25 (a)	440	437
Global Medical Response, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a) (k)	300	298
HC Group Holdings II, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 05/22/26 (a)	520	519
IQVIA Inc.
2017 USD Term Loan B2, 1.90%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	500	496
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1 Month USD LIBOR + 2.50%), 08/18/22 (a)	618	618
Kindred Healthcare LLC
2018 1st Lien Term Loan, 5.19%, (1 Month USD LIBOR + 5.00%), 06/21/25 (a)	308	308
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 10/15/27 (a)	73	74
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 4.39%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	11	11
1st Lien Delayed Draw Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	25	25
1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	142	140
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	303	302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/31/25 (a) (k)	215	212
Packaging Coordinators Midco, Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/25/27 (a)	125	125
Parexel International Corporation
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	503	494
Pathway Vet Alliance LLC
2020 Delayed Draw Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 03/31/27 (a)	8	8
2020 Delayed Draw Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 03/31/27 (a)	13	13
2020 Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 03/31/27 (a)	367	367
2020 Delayed Draw Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 03/31/27 (a)	9	9
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	273	268
2018 1st Lien Term Loan B, 5.29%, (1 Year USD LIBOR + 4.25%), 06/28/25 (a)	234	230
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	341	340
Select Medical Corporation
2017 Term Loan B, 2.53%, (3 Month USD LIBOR + 2.25%), 02/13/24 (a)	507	502
Sotera Health Holdings, LLC
2019 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 11/19/26 (a)	391	392
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	515	511
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (6 Month USD LIBOR + 4.00%), 10/05/27 (a) (l)	272	271
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	212	189
Upstream Newco, Inc.
2019 Term Loan, 4.65%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	169	168
Zelis Healthcare Corporation
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 09/26/26 (a)	243	244
		10,931
Industrials 0.5%
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	100	100
Amentum Government Services Holdings LLC
Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	84	84
American Airlines, Inc.
2017 1st Lien Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 10/10/21 (a)	90	77
2017 Incremental Term Loan, 2.16%, (1 Month USD LIBOR + 2.00%), 12/14/23 (a)	84	75
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	90	90
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	72	70
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	264	257
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	30	30
Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	461	457
CNT Holdings I Corp
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.75%), 10/16/27 (a)	180	180
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	357	347
CP Atlas Buyer, Inc.
2020 Delayed Draw Term Loan B2, 5.25%, (3 Month USD LIBOR + 4.50%), 12/31/23 (a)	105	105
2020 Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.50%), 11/20/27 (a)	315	315
Dun & Bradstreet Corporation (The)
Term Loan, 0.00%, (6 Month USD LIBOR + 3.75%), 02/01/26 (a) (k)	60	60
Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 02/01/26 (a)	480	480
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	83	79
2020 Term Loan B1, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	154	147
EAB Global, Inc.
1st Lien Term Loan, 4.75%, (6 Month USD LIBOR + 3.75%), 08/15/22 (a)	399	395
1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 08/15/22 (a)	1	1
1st Lien Term Loan, 6.00%, (PRIME + 2.75%), 08/15/22 (a)	1	1
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	443	438
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	460	455
Garda World Security Corporation
2019 1st Lien Term Loan B, 4.99%, (1 Month USD LIBOR + 4.75%), 10/17/26 (a)	410	410
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/01/24 (a)	110	109
GFL Environmental Inc.
2018 USD Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 05/11/25 (a)	131	131
Graham Packaging Company Inc.
Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 07/28/27 (a)	265	265
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 10/14/27 (a)	330	329
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/05/27 (a)	149	147
KAR Auction Services, Inc.
2019 Term Loan B6, 2.44%, (1 Month USD LIBOR + 2.25%), 09/13/26 (a)	148	146
Minotaur Acquisition, Inc.
Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 02/27/26 (a)	493	483
Mirion Technologies, Inc.
Term Loan, 4.27%, (3 Month USD LIBOR + 4.00%), 12/31/22 (a)	60	60
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1 Month USD LIBOR + 3.75%), 04/12/25 (a)	194	193
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	455	455
PODS, LLC
2018 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 11/21/24 (a)	317	317
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (1 Month USD LIBOR + 3.25%), 12/31/22 (a)	267	268
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 02/05/23 (a)	180	180
Southern Graphics, Inc.
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 12/31/22 (a)	180	130

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 10/01/24 (a) (l)	86	86
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	415	412
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	390	379
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	600	587
Uber Technologies, Inc.
2018 Term Loan , 5.00%, (1 Month USD LIBOR + 4.00%), 04/04/25 (a)	218	219
Univar Solutions Inc.
2019 USD Term Loan B5, 2.15%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	84	83
USIC Holdings, Inc.
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 12/09/23 (a)	214	214
		9,846
Communication Services 0.4%
Altice France S.A.
2018 Term Loan B13, 4.24%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	494	491
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	160	160
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (a)	330	316
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	471	465
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (a)	192	192
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a) (k)	195	187
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	79	76
Connect Finco Sarl
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 09/23/26 (a)	125	125
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/15/27 (a)	75	75
CSC Holdings, LLC
2017 Term Loan B1, 2.41%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	267	262
2018 Incremental Term Loan, 2.41%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	128	126
2019 Term Loan B5, 2.66%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	351	348
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	114	100
E.W. Scripps Company (The)
2019 Term Loan B2, 2.65%, (1 Month USD LIBOR + 2.50%), 05/01/26 (a)	496	490
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/15/27 (a) (k)	30	30
Frontier Communications Corp.
2020 DIP Exit Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/01/27 (a)	120	120
GoodRx, Inc.
1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 09/28/25 (a)	381	378
1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	109	108
Gray Television, Inc.
2018 Term Loan C, 2.64%, (3 Month USD LIBOR + 2.50%), 10/30/25 (a)	651	646
GTT Communications, Inc.
2018 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.75%), 04/27/25 (a)	247	192
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	208	204
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 5.72%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	10	10
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	30	30
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	266	270
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	663	652
NASCAR Holdings Inc.
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 07/19/26 (a)	176	175
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.89%, (3 Month USD LIBOR + 2.75%), 06/13/26 (a)	440	437
PUG LLC
USD Term Loan , 3.65%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	273	260
Rentpath, Inc.
2017 Term Loan, 0.00%, (PRIME + 3.75%), 12/17/21 (h) (i)	448	207
2020 DIP Term Loan, 8.00%, (1 Month USD LIBOR + 7.00%), 12/31/48 (a) (l)	78	72
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (6 Month USD LIBOR + 4.50%), 06/20/24 (a)	336	314
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	647	638
Telesat Canada
Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	191	189
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 10/04/26 (a)	139	139
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (a)	115	115
Virgin Media Bristol LLC
USD Term Loan N, 2.66%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	688
Zayo Group Holdings, Inc.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	428	424
Ziggo Financing Partnership
USD Term Loan I, 2.66%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	60
		9,771
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	455	446
Alera Group Holdings, Inc.
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 07/26/25 (a)	493	487
AlixPartners, LLP
2017 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 03/28/24 (a)	465	459
Alliant Holdings Intermediate, LLC
Term Loan B, 3.40%, (3 Month USD LIBOR + 3.25%), 05/10/25 (a)	453	445
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	481	474
Asurion LLC
2018 Term Loan B6, 3.15%, (1 Month USD LIBOR + 3.00%), 11/03/23 (a)	305	301
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 12/31/23 (a) (k)	335	331
2017 2nd Lien Term Loan, 6.65%, (1 Month USD LIBOR + 6.50%), 08/04/25 (a)	104	104
Blackstone CQP Holdco LP
Term Loan B, 3.74%, (3 Month USD LIBOR + 3.50%), 05/29/24 (a)	438	436

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (a)	383	383
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 06/26/25 (a)	486	478
Gulf Finance, LLC
Term Loan B, 6.25%, (1 Month USD LIBOR + 5.25%), 08/25/23 (a)	185	139
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 11/01/24 (a)	330	329
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	111	109
PAI Holdco, Inc.
2020 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 10/13/25 (a)	120	120
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/23/27 (a)	85	84
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	299	294
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/08/23 (a)	416	407
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 02/28/25 (a) (k)	95	94
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 7.00%), 02/28/25 (a)	66	65
2019 Term Loan, 5.22%, (3 Month USD LIBOR + 5.00%), 03/18/26 (a)	82	55
UGI Energy Services, LLC
Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 08/01/26 (a)	202	202
Victory Capital Holdings, Inc.
2020 Term Loan B1, 2.73%, (3 Month USD LIBOR + 2.50%), 07/01/26 (a)	156	155
		6,397
Materials 0.2%
Asplundh Tree Expert, LLC
Term Loan B, 2.65%, (3 Month USD LIBOR + 2.50%), 08/19/27 (a)	239	240
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1 Month USD LIBOR + 2.25%), 09/22/24 (a)	151	151
2020 Incremental Term Loan B4, 3.50%, (1 Month USD LIBOR + 2.50%), 10/30/27 (a)	170	170
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/20/27 (a)	250	251
Cyanco Intermediate Corporation
2018 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	123	122
Diamond (BC) B.V.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 07/24/24 (a)	1	1
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 12/15/23 (a)	214	212
1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 12/29/23 (a)	15	15
2018 Incremental Term Loan, 3.23%, (3 Month USD LIBOR + 3.00%), 06/20/25 (a)	205	202
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	107	107
Gemini HDPE LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a) (k)	300	298
GrafTech Finance, Inc.
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 02/01/25 (a)	213	212
Hexion Inc.
USD Exit Term Loan, 3.73%, (6 Month USD LIBOR + 3.50%), 06/27/26 (a)	182	180
Illuminate Buyer, LLC
Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 06/16/27 (a)	290	290
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (6 Month USD LIBOR + 4.25%), 06/29/22 (a)	145	145
Messer Industries GmbH
2018 USD Term Loan, 2.75%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	291	288
Phoenix Services International, LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 01/29/25 (a)	129	127
Pregis TopCo Corporation
1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 07/25/26 (a)	312	310
Pro Mach Group, Inc.
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/07/25 (a)	232	228
Reynolds Group Holdings Inc.
2020 Term Loan B2, 3.40%, (1 Month USD LIBOR + 3.25%), 02/03/26 (a)	145	143
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.23%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	393	392
2018 2nd Lien Term Loan, 8.73%, (3 Month USD LIBOR + 8.50%), 06/18/26 (a)	20	20
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 09/10/25 (a)	207	204
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	422	415
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	180	171
Vertical Midco GmbH
USD Term Loan B, 4.57%, (6 Month USD LIBOR + 4.25%), 06/30/27 (a)	490	492
		5,386
Consumer Staples 0.2%
B&G Foods, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 09/16/26 (a) (k)	85	85
CHG PPC Parent LLC
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	449	441
CSM Bakery Solutions LLC
1st Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.25%), 01/04/22 (a)	298	293
Diamond (BC) B.V.
USD Term Loan , 3.21%, (3 Month USD LIBOR + 3.00%), 07/24/24 (a)	424	418
Energizer Holdings, Inc.
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 12/16/27 (a) (k)	130	130
2020 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 12/16/27 (a)	110	110
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	487	482
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	401	393
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 04/27/26 (a)	702	696
KIK Custom Products
Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 12/31/23 (a) (k)	235	235
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.00%, (3 Month USD LIBOR + 4.00%), 07/12/26 (a)	109	109
United Natural Foods, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 10/10/25 (a)	114	113

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
US Foods, Inc.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	652	640
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 08/08/25 (a)	487	486
		4,631
Energy 0.1%
Astoria Energy LLC
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 12/31/23 (a)	145	144
Brazos Delaware II, LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/16/25 (a)	391	338
Buckeye Partners, L.P.
2019 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 10/10/26 (a)	273	272
EG America LLC
2018 USD Term Loan, 4.25%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	210	206
ExGen Renewables IV, LLC
2020 Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 12/11/27 (a)	185	185
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (l)	129	129
Frontera Generation Holdings LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 04/25/25 (h) (i)	192	47
Granite Holdings US Acquisition Co.
Term Loan B, 5.50%, (3 Month USD LIBOR + 5.25%), 09/23/26 (a)	304	302
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	376	366
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	390	370
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.15%, (3 Month USD LIBOR + 3.00%), 06/30/25 (a)	23	15
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	239	237
Prairie ECI Acquiror LP
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	177	172
		2,783
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 09/18/26 (a)	460	456
Iron Mountain, Inc.
2018 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	657	649
VICI Properties 1 LLC
Replacement Term Loan B, 1.89%, (1 Month USD LIBOR + 1.75%), 12/13/24 (a)	660	648
		1,753
Utilities 0.0%
Calpine Corporation
Term Loan B9, 2.40%, (1 Month USD LIBOR + 2.25%), 03/22/26 (a)	209	207
2019 Term Loan B10, 2.15%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	40	39
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/18/25 (a)	249	251
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	97	97
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	23	23
		617
Total Senior Floating Rate Instruments (cost $84,789)		84,066
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (h) (l)	15	257
Energy 0.0%
McDermott International, Inc. (h)	10	8
Total Common Stocks (cost $187)		265
SHORT TERM INVESTMENTS 8.7%
Investment Companies 8.7%
JNL Government Money Market Fund, 0.02% (m) (n)	190,055	190,055
Total Short Term Investments (cost $190,055)		190,055
Total Investments 91.5% (cost $2,012,890)		2,007,902
Other Derivative Instruments 9.6%		210,397
Other Assets and Liabilities, Net (1.1)%		(23,277)
Total Net Assets 100.0%		2,195,022

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $113,500 and 5.2% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Convertible security.

(h) Non-income producing security.

(i) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.1%
Cayman Islands	14.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Summary of Investments by Country^	Total Long Term Investments
United Kingdom	0.8
South Korea	0.8
Mexico	0.6
Singapore	0.6
Panama	0.6
Chile	0.6
Japan	0.6
India	0.5
Peru	0.4
Canada	0.4
China	0.4
Brazil	0.3
Colombia	0.3
Malaysia	0.3
Switzerland	0.2
Saudi Arabia	0.2
Bermuda	0.2
Indonesia	0.2
Australia	0.2
Ireland	0.1
Philippines	0.1
Qatar	0.1
Virgin Islands (British)	0.1
New Zealand	0.1
Thailand	0.1
Dominican Republic	0.1
Germany	0.1
France	0.1
United Arab Emirates	0.1
Guatemala	—
Paraguay	—
Luxembourg	—
Israel	—
Netherlands	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	10/15/19	1,265	1,278	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/10/20	303	313	—
AES Gener S.A., 5.00%, 07/14/25	01/10/20	209	208	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	414	444	—
Andina Acquisition Corporation, 8.20%, 01/31/22	01/08/19	914	938	0.1
Banco Bradesco S.A., 5.90%, 01/16/21	08/20/19	1,001	1,001	0.1
Banco de Credito del Peru, 6.13%, 04/24/27	06/10/20	726	739	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	558	586	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	607	621	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	10/11/18	1,864	2,002	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	08/28/18	2,668	2,711	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	773	791	—
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	614	631	—
Banistmo S.A., 3.65%, 09/19/22	01/10/20	2,331	2,357	0.1
Bank of The Philippine Islands, 2.50%, 09/10/24	01/10/20	897	934	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	516	541	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	194	214	—
BDO Unibank, Inc., 2.95%, 03/06/23	01/10/20	1,012	1,042	0.1
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/11/19	511	532	—
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/11/19	2,002	2,002	0.1
China National Petroleum Corporation, 4.50%, 04/28/21	05/16/17	503	506	—
China National Petroleum Corporation, 3.95%, 04/19/22	06/28/19	763	778	—
CIMB Bank Berhad, 3.26%, 03/15/22	10/07/20	206	206	—
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,731	1,810	0.1
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	10/26/16	2,775	2,828	0.1
DBS Group Holdings Ltd, 2.85%, 04/16/22	10/15/19	303	309	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	835	836	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	600	597	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	601	727	—
Ena Norte SA, 4.95%, 04/25/23	10/02/15	1,241	1,268	0.1
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	205	205	—
Export-Import Bank of India, 3.13%, 07/20/21	07/12/16	1,002	1,011	0.1
Export-Import Bank of Thailand, 1.12%, 11/20/23	08/26/19	401	401	—
Export-Import Bank of Thailand, 1.06%, 05/23/24	08/22/19	401	400	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	987	993	0.1
Global Bank Corporation, 4.50%, 10/20/21	11/19/19	708	718	—
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	919	935	0.1
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	2,022	2,038	0.1
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	2,316	2,403	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	06/23/17	711	718	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	309	330	—
Industrial Senior Trust, 5.50%, 11/01/22	05/04/16	694	739	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	311	317	—
Inversiones CMPC S.A., 4.50%, 04/25/22	02/24/17	1,010	1,040	0.1
Itau Unibanco Holding S.A., 5.75%, 01/22/21	07/12/19	1,502	1,502	0.1
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	10/27/20	826	833	—
Korea Electric Power Corp, 1.13%, 06/15/25	10/19/20	1,516	1,522	0.1
KT Corp, 1.00%, 09/01/25	10/19/20	2,391	2,405	0.1
LATAM Finance Limited, 0.00%, 04/11/24	03/18/19	1,070	533	—
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,685	1,729	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,118	3,166	0.2
Ministry of Diwan Amiri Affairs, 4.50%, 01/20/22	04/27/20	514	521	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	1,623	1,648	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	12/12/19	203	209	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,649	2,690	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	1,903	1,924	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	631	674	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.30%, 11/21/22	06/11/20	205	210	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/12/20	831	853	0.1
PETRONAS Capital Limited, 3.13%, 03/18/22	06/26/20	718	721	—
POSCO, 2.38%, 11/12/22	05/12/20	1,104	1,132	0.1
POSCO, 2.38%, 01/17/23	05/12/20	903	927	0.1
POSCO, 2.75%, 07/15/24	05/12/20	403	422	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	212	215	—
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	512	521	—
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	2,404	2,359	0.1
S.A.C.I. Falabella, 3.75%, 04/30/23	12/14/20	1,206	1,210	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/17/20	1,699	1,725	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	04/17/20	1,008	1,046	0.1
Saudi Arabian Oil Company, 2.75%, 04/16/22	05/07/20	1,215	1,233	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/16/19	512	524	—
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	707	721	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	527	537	—
Sinopec Group Overseas Development (2016) Limited, 2.00%, 09/29/21	05/12/17	597	605	—
Sinopec Group Overseas Development (2018) Limited, 2.15%, 05/13/25	10/16/20	621	616	—
SPARC Limited, 0.00%, 12/05/22	10/04/17	913	921	0.1
State Grid Overseas Investment Limited, 3.13%, 05/22/23	11/13/20	737	736	—
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/21/20	397	397	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,822	1,888	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	07/23/20	260	260	—
Tencent Holdings Limited, 3.28%, 04/11/24	05/20/20	210	213	—
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	318	340	—
The Korea Development Bank, 1.25%, 06/03/25	10/16/20	1,428	1,431	0.1
The Republic of Indonesia, The Government of, 3.75%, 04/25/22	08/11/20	622	624	—
The State of Qatar, 2.38%, 06/02/21	04/27/20	1,305	1,310	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/15/18	1,096	1,078	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.00%, 01/15/25	05/13/20	572	768	—
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	2,409	2,438	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	489	408	—
Wakala Global Sukuk Berhad, 4.65%, 07/06/21	09/18/19	506	510	—
		89,032	90,253	4.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/DoubleLine Shiller Enhanced CAPE Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC - 2020 Delayed Draw Term Loan	26	-
Southern Veterinary Partners, LLC - Delayed Draw Term Loan	38	-
	64	-

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/15/21	20,000	—	203
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/12/21	100,000	—	10,327
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/16/21	100,000	—	14,019
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/07/21	50,000	—	7,988
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	06/25/21	100,000	—	2,001
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	03/19/21	100,000	—	13,437
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	06/11/21	50,000	—	1,000
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	06/04/21	100,000	—	1,792
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	05/27/21	100,000	—	1,948
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	01/14/21	100,000	—	23,425
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/01/21	100,000	—	1,015
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/04/21	100,000	—	19,045
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/29/21	100,000	—	11,984
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/18/21	100,000	—	14,107
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	03/04/21	100,000	—	17,528
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	03/12/21	100,000	—	14,491
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/23/21	100,000	—	11,025
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	03/31/21	100,000	—	11,241
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	02/17/21	95,000	—	14,335
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/28/21	100,000	—	1,855
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/15/21	80,000	—	15,519
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	06/09/21	100,000	—	2,112
					—	210,397

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.8%
Mortgage-Backed Securities 28.1%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/43 - 02/01/44	6,872	7,677
3.00%, 06/01/43 - 07/01/47	116,919	124,297
3.50%, 02/01/46 - 01/01/48	24,891	26,945
2.50%, 11/01/49 - 11/01/50	24,800	26,186
2.00%, 11/01/40 - 10/01/50	70,851	73,433
Series AB-4533, REMIC, 3.00%, 06/15/44	5,843	6,259
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	1,762	1,873
2.41%, 10/01/29	10,000	11,002
2.48%, 11/01/29	25,000	27,276
2.31%, 12/01/29	9,100	9,910
2.32%, 12/01/29	4,800	5,223
1.90%, 05/01/30	25,000	26,632
2.44%, 01/01/32	10,000	10,987
2.00%, 07/01/35 - 10/01/50	156,185	162,704
2.68%, (1 Year USD LIBOR + 1.66%), 05/01/44 (a)	12,139	12,603
3.50%, 09/01/43 - 07/01/50	60,327	64,659
3.00%, 03/01/35 - 08/01/50	86,368	90,718
4.00%, 08/01/47 - 01/01/48	18,285	19,614
2.50%, 10/01/50	81,970	86,961
Government National Mortgage Association
3.50%, 10/20/45	4,383	4,611
		799,570
Collateralized Mortgage Obligations 17.1%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	5,146	5,352
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,928
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,918
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,733
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,593
Series A-4377, REMIC, 3.00%, 06/15/39	3,943	3,969
Series GA-4376, REMIC, 3.00%, 04/15/40	5,307	5,398
Series NY-4390, REMIC, 3.00%, 06/15/40	4,651	4,712
Series MA-4391, REMIC, 3.00%, 07/15/40	4,358	4,411
Interest Only, Series SP-3770, REMIC, 6.34%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (a)	1,203	134
Interest Only, Series SM-3780, REMIC, 6.34%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (a)	9,334	2,241
Series KA-4366, REMIC, 3.00%, 03/15/41	4,729	4,799
Series SL-4061, REMIC, 6.81%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (a)	785	820
Series A-4734, REMIC, 3.00%, 07/15/42	1,950	1,953
Series KM-4141, REMIC, 1.75%, 12/15/42	16,853	17,361
Series B-4481, REMIC, 3.00%, 12/15/42	9,814	10,024
Series DA-4464, REMIC, 2.50%, 01/15/43	421	422
Series CS-4156, REMIC, 5.23%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (a)	4,671	4,875
Series UZ-4508, REMIC, 3.00%, 07/15/43	5,616	5,661
Series ZX-4404, REMIC, 4.00%, 04/15/44	62,682	70,738
Series EA-4951, REMIC, 2.50%, 09/15/44	2,180	2,287
Series CA-4573, REMIC, 3.00%, 11/15/44	20,345	21,111
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,897	2,302
Series EC-4745, REMIC, 3.00%, 12/15/44	8,376	8,612
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,810	14,139
Series HA-4582, REMIC, 3.00%, 09/15/45	14,331	15,133
Series DZ-4894, REMIC, 3.50%, 06/15/49	11,592	12,335
Series 2020-M2-DNA2, REMIC, 2.00%, (1 Month USD LIBOR + 1.85%), 02/25/50 (a)	5,700	5,664
Interest Only, Series MS-4291, REMIC, 5.74%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (a)	3,879	736
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.53%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (a)	837	70
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	3,125	3,178
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,155	1,166
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	21,477
Interest Only, Series 2005-S-2, REMIC, 6.45%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (a)	5,108	1,098
Interest Only, Series 2011-PS-84, REMIC, 6.45%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (a)	4,842	306
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	598	638
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	4,193	4,245
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	3,027	3,094
Interest Only, Series 2011-ES-93, REMIC, 6.35%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (a)	1,552	369
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,967	4,224
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,782	1,962
Interest Only, Series 2018-ST-25, REMIC, 5.90%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (a)	11,973	2,444
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,734	1,911
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	4,378	4,390
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,868	13,728
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	4,550	4,608
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	14,234	14,314
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	7,339	7,476
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	1,612	1,616
Series 2016-A-9, REMIC, 3.00%, 09/25/43	3,611	3,666
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	16,976	18,967
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	8,827	9,014
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,032	13,161
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	18,400	19,309
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	12,871	13,847
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	4,127	4,307
Series 2018-C-33, REMIC, 3.00%, 05/25/48	21,467	22,765
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	8,166	8,662
Series 2018-A-64, REMIC, 3.00%, 09/25/48	9,303	9,870
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	6,206	6,582
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 5.95%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (a)	3,641	250
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	2,324	2,465
Interest Only, Series 2020-MS-112, REMIC, 6.15%, (6.30% - (1 Month USD LIBOR * 1)), 08/20/50 (a)	27,643	6,192
		488,732
U.S. Treasury Note 5.4%
Treasury, United States Department of
1.50%, 02/15/30	145,000	153,338
U.S. Treasury Bond 3.0%
Treasury, United States Department of
1.25%, 05/15/50	95,000	86,123
Commercial Mortgage-Backed Securities 1.1%
Federal Home Loan Mortgage Corporation
Series K-A2-1517, REMIC, 1.72%, 07/25/34	30,000	30,399
Asset-Backed Securities 0.1%
Newtek Small Business Finance, LLC
Series 2018-1-A, 1.85%, (1 Month USD LIBOR + 1.70%), 11/25/24 (a)	3,349	3,298
Total Government And Agency Obligations (cost $1,512,093)		1,561,460
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.4%
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 1.40%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (b)	4,528	3,808
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	2,582	2,578
AGL CLO Ltd
Series 2020-B-5A, 3.05%, (3 Month USD LIBOR + 2.78%), 07/22/30 (a)	1,000	1,004
Aimco CLO
Series 2015-AR-AA, 1.09%, (3 Month USD LIBOR + 0.85%), 01/15/30 (a)	928	926
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.13%, 12/25/28 (a) (b)	3,545	3,327

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	2,736	2,699
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,898	1,957
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,965	1,615
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	13,731	9,550
AMSR Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,332
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 1.44%, (3 Month USD LIBOR + 1.20%), 10/15/31 (a)	2,000	2,000
Apidos CLO XII
Series 2013-CR-12A, 2.04%, (3 Month USD LIBOR + 1.80%), 04/15/31 (a)	1,000	983
Apres Static CLO Ltd
Series 2020-B-1A, 3.99%, (3 Month USD LIBOR + 3.75%), 04/17/28 (a)	1,000	1,004
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	2,411	2,471
Assurant CLO III LTD
Series 2018-A-2A, 1.45%, (3 Month USD LIBOR + 1.23%), 10/20/31 (a)	1,500	1,499
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	973
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, REMIC, 3.21%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	2,785	2,162
Banc of America Alternative Loan Trust
Series 2005-CB2-7, REMIC, 5.00%, 08/25/35	7,423	7,329
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	7,661	7,956
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	4,532	4,527
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, REMIC, 1.15%, (1 Month USD LIBOR + 1.00%), 01/15/22 (a)	140	138
Bank 2019-BNK19
Series 2019-AS-BN19, REMIC, 3.45%, 07/17/29	3,534	3,970
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	328
BBCMS Mortgage Trust
Series 2020-AS-C6, REMIC, 2.84%, 01/17/30	4,395	4,679
Series 2017-C-DELC, REMIC, 1.36%, (1 Month USD LIBOR + 1.20%), 08/15/36 (a) (b)	722	705
Series 2017-D-DELC, REMIC, 1.86%, (1 Month USD LIBOR + 1.70%), 08/15/36 (a) (b)	823	787
Series 2017-E-DELC, REMIC, 2.66%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (b)	1,660	1,571
Series 2017-F-DELC, REMIC, 3.66%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (b)	1,653	1,428
Series 2018-F-TALL, REMIC, 3.39%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	6,125	5,332
BBCMS Trust
Series 2018-A-CBM, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 07/15/37 (a) (b)	2,389	2,348
Series 2018-A-BXH, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 10/15/37 (a) (b)	2,559	2,431
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	833	866
Bellemeade Re Ltd
Series 2019-M1B-2A, 1.60%, (1 Month USD LIBOR + 1.45%), 04/25/29 (a)	1,632	1,628
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.78%, 09/17/53 (a)	36,524	4,285
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.44%, 05/16/53 (a)	91,176	2,382
BHMS
Series 2018-A-ATLS, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a)	2,382	2,323
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 1.97%, (3 Month USD LIBOR + 1.75%), 10/21/30 (a)	3,000	2,997
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,827
BX Commercial Mortgage Trust 2018-IND
Series 2018-A-IND, REMIC, 0.91%, (1 Month USD LIBOR + 0.75%), 11/15/35 (a)	1,205	1,205
BX Trust
Series 2018-A-GW, REMIC, 0.96%, (1 Month USD LIBOR + 0.80%), 05/15/37 (a) (b)	2,264	2,227
Series 2018-D-GW, REMIC, 1.93%, (1 Month USD LIBOR + 1.77%), 05/15/37 (a) (b)	198	192
Series 2018-A-EXCL, REMIC, 1.25%, (1 Month USD LIBOR + 1.09%), 09/15/37 (a)	2,782	2,590
BX Trust 2017-APPL
Series 2017-D-SLCT, REMIC, 2.21%, (1 Month USD LIBOR + 2.05%), 07/17/34 (a) (b)	632	627
Series 2017-E-SLCT, REMIC, 3.31%, (1 Month USD LIBOR + 3.15%), 07/17/34 (a) (b)	1,549	1,529
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	5,172	5,162
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,936	2,953
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (b)	6,126	5,818
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 4.87%, 04/10/26 (a)	2,839	2,942
Interest Only, Series 2016-XA-C4, REMIC, 1.67%, 05/10/58 (a)	82,026	5,674
CFIP CLO 2017-1 Ltd
Series 2017-C-1A, 2.32%, (3 Month USD LIBOR + 2.10%), 01/18/30 (a)	500	483
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	8,476	5,813
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,633	1,997
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,716	1,790
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.16%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (b)	1,305	1,250
Series 2017-F-CSMO, REMIC, 3.90%, (1 Month USD LIBOR + 3.74%), 11/17/36 (a) (b)	408	393
CIM Trust
Series 2016-B2-1RR, REMIC, 6.00%, 07/25/55 (a)	26,187	24,044
Series 2016-B2-3RR, REMIC, 5.98%, 02/29/56 (a)	26,200	24,031
Series 2016-B2-2RR, REMIC, 5.99%, 02/29/56 (a)	26,200	23,997
Series 2017-B2-3RR, REMIC, 10.69%, 01/29/57 (a)	35,590	33,613
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.17%, 05/10/47 (a)	23,749	769
Interest Only, Series 2016-XA-GC36, REMIC, 1.25%, 02/12/49 (a)	20,815	1,050
Interest Only, Series 2016-XA-P3, REMIC, 1.70%, 04/16/49 (a)	16,565	1,087
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.35%, 07/25/47 (a)	2,433	2,297
Series 2019-A1-C, REMIC, 3.23%, 09/25/59 (a) (b)	3,945	3,935
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,645	1,568
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,380	1,376
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	4,210	4,291
CLNC Ltd
Series 2019-A-FL1, 1.40%, (1 Month USD LIBOR + 1.25%), 09/19/25 (a)	3,766	3,734
COMM 2013-LC13 Mortgage Trust
Series 2013-B-LC13, REMIC, 5.01%, 09/12/23 (a)	3,356	3,523

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
COMM Mortgage Trust
Series 2016-F-GCT, REMIC, 3.46%, 08/12/21 (a)	3,461	3,419
Series 2014-C-CR19, REMIC, 4.71%, 08/10/24 (a)	1,163	1,232
Series 2016-C-CR28, REMIC, 4.64%, 12/12/25 (a)	2,047	2,065
Series 2016-C-DC2, REMIC, 4.64%, 02/12/26 (a)	1,340	1,306
Series 2018-A-HCLV, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 09/15/33 (a)	3,070	2,925
Interest Only, Series 2013-XA-CR12, REMIC, 1.12%, 10/15/46 (a)	30,738	809
Interest Only, Series 2014-XA-CR17, REMIC, 0.97%, 05/10/47 (a)	28,569	755
Interest Only, Series 2015-XA-DC1, REMIC, 1.02%, 02/10/48 (a)	24,326	737
Interest Only, Series 2015-XA-CR26, REMIC, 0.93%, 10/10/48 (a)	27,645	996
Interest Only, Series 2016-XA-DC2, REMIC, 0.98%, 02/12/49 (a)	19,026	752
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	195	197
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	6,921	5,613
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, REMIC, 3.49%, 04/25/22 (a)	4,854	4,809
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	7,042
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 1.16%, (1 Month USD LIBOR + 1.00%), 08/15/35 (a) (b)	1,874	1,865
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,302	2,210
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	3,275	2,495
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.57%, 06/17/52 (a)	9,031	948
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.83%, 01/17/25 (a)	18,410	508
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (a)	1,911	2,043
CSMC
Series 2011-6A9-5R, REMIC, 3.20%, 11/27/37 (a)	3,245	3,240
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	4,546	4,709
CSMC Trust
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a)	2,373	2,352
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	3,566	3,551
Series 2019-A1-JR1, REMIC, 4.10%, 09/27/66 (a)	2,849	2,861
CSMCM Trust
Series 2018-CERT-SP3, 1.97%, 09/25/58 (a)	27,928	27,287
CVP CLO Ltd
Series 2017-A-2A, 1.41%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	2,000	1,990
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,481	1,510
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.44%, 05/12/49 (a)	23,569	1,318
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.53%, 10/11/24 (a)	4,600	4,587
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.45%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	15,490	14,121
Domino's Pizza, Inc.
Series 2019-A2-1A, 3.67%, 10/25/29 (c)	4,950	5,242
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 1.43%, (3 Month USD LIBOR + 1.21%), 07/18/30 (a) (c)	2,000	2,000
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 1.64%, (3 Month USD LIBOR + 1.40%), 01/15/31 (a)	1,000	978
Elevation CLO, Ltd.
Series 2017-A-7A, 1.46%, (3 Month USD LIBOR + 1.22%), 07/15/30 (a) (c)	2,500	2,492
Series 2018-A1-9A, 1.36%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,477
Exantas Capital Corp
Series 2019-A-RSO7, 1.15%, (1 Month USD LIBOR + 1.00%), 04/15/22 (a) (b)	1,991	1,966
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 03/25/37 (a) (b)	6,883	4,661
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	3,603	2,575
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,164
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	13,200	12,935
Series 2019-A-GT1, 5.07%, 05/25/26 (b)	10,500	10,580
Fort Washington CLO 2019-1
Series 2019-A-1A, 1.64%, (3 Month USD LIBOR + 1.42%), 10/20/32 (a)	2,000	2,003
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,948	1,961
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	4,011	3,861
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	8,321	7,760
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	4,444	4,636
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	4,000	3,944
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 2.89%, (1 Month USD LIBOR + 2.73%), 12/15/21 (a) (b)	3,908	3,539
Series 2019-F-WOLF, REMIC, 3.29%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (b)	3,908	3,450
Greywolf CLO IV Ltd
Series 2019-A2-1A, 2.17%, (3 Month USD LIBOR + 1.95%), 04/17/30 (a)	1,750	1,746
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 1.24%, (3 Month USD LIBOR + 1.03%), 04/26/31 (a)	1,000	994
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, REMIC, 2.03%, (1 Month USD LIBOR + 1.87%), 06/15/21 (a) (b)	3,566	3,310
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	5,758	5,782
Series 2018-A-LUAU, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 11/15/32 (a) (b)	3,201	3,146
GS Mortgage Securities Trust
Series 2018-A-TWR, REMIC, 1.06%, (1 Month USD LIBOR + 0.90%), 07/15/21 (a)	1,000	978
Series 2018-D-TWR, REMIC, 1.76%, (1 Month USD LIBOR + 1.60%), 07/15/21 (a)	1,000	922
Series 2018-E-TWR, REMIC, 2.26%, (1 Month USD LIBOR + 2.10%), 07/15/21 (a)	1,000	910
Series 2018-F-TWR, REMIC, 2.96%, (1 Month USD LIBOR + 2.80%), 07/15/21 (a)	1,000	871
Series 2018-G-TWR, REMIC, 4.08%, (1 Month USD LIBOR + 3.92%), 07/15/21 (a)	1,000	850
Interest Only, Series 2015-XA-GC34, REMIC, 1.22%, 10/10/25 (a)	22,459	1,077
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	847
Interest Only, Series 2014-XA-GC24, REMIC, 0.73%, 09/10/47 (a)	42,307	949
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/10/48 (a)	33,325	1,084
Interest Only, Series 2016-XA-GS3, REMIC, 1.22%, 10/13/49 (a)	24,910	1,376
Interest Only, Series 2017-C-2, REMIC, 1.12%, 08/12/50 (a)	33,938	1,988
Interest Only, Series 2019-XA-GC38, REMIC, 0.96%, 02/12/52 (a)	43,609	2,827

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.67%, 02/14/53 (a)	48,928	2,457
Halcyon Loan Advisors Funding Ltd
Series 2012-B-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 08/15/23 (a)	124	124
Series 2013-C-2A, 2.91%, (3 Month USD LIBOR + 2.70%), 08/01/25 (a) (c)	250	250
Series 2013-D-2A, 4.01%, (3 Month USD LIBOR + 3.80%), 08/01/25 (a)	1,000	917
Halsey Point CLO I Ltd
Series 2019-B1-1A, 2.42%, (3 Month USD LIBOR + 2.20%), 01/20/33 (a)	3,000	3,001
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/22 (b)	5,800	5,733
HERO Funding Trust
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	3,864	4,139
Hertz Vehicle Financing II LP
Series 2019-B-2A, 3.67%, 05/25/24	5,200	5,199
Hilton Orlando Trust
Series 2018-E-ORL, REMIC, 2.79%, (1 Month USD LIBOR + 2.65%), 12/15/34 (a)	1,067	985
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (b)	8,000	8,000
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	5,326	5,068
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.31%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	2,897	2,623
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.13%, 09/25/36 (a)	1,690	1,577
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	9,176	7,776
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.76%, 01/06/23 (a)	1,187	1,129
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-Laq
Series 2018-A-LAQ, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 06/15/35 (a) (b)	1,451	1,433
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	2,666	2,565
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	2,358
Jack in the Box Funding, LLC
Series 2019-A2I-1A, 3.98%, 08/25/23	2,481	2,543
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.36%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	3,000	2,993
Series 2018-A2A-6RA, 1.99%, (3 Month USD LIBOR + 1.78%), 04/25/30 (a)	1,000	996
Series 2019-A2-14A, 2.42%, (3 Month USD LIBOR + 2.20%), 10/20/32 (a)	500	501
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a)	3,075	2,793
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.66%, 07/15/24 (a)	2,000	1,979
Series 2015-C-C32, REMIC, 4.65%, 10/15/25 (a)	2,065	1,886
Series 2015-C-C33, REMIC, 4.61%, 11/15/25 (a)	2,224	2,222
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,544
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	5,287
JPMDB Commercial Mortgage Securities Trust
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,969
Interest Only, Series 2016-XA-C2, REMIC, 1.57%, 06/17/49 (a)	21,722	1,259
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	5,017
Interest Only, Series 2020-XA-COR7, REMIC, 1.66%, 05/15/53 (a)	39,224	4,497
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 2.06%, (1 Month USD LIBOR + 1.90%), 06/15/32 (a)	109	105
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.47%, 03/26/37 (a)	2,363	2,305
Kingsland VIII Ltd
Series 2018-A-8A, 1.34%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	2,000	1,988
KKR Industrial Portfolio Trust 2020-AIP
Series 2020-B-AIP, REMIC, 1.49%, (1 Month USD LIBOR + 1.34%), 03/15/22 (a)	285	285
KVK CLO Ltd
Series 2013-AR-1A, 1.13%, (3 Month USD LIBOR + 0.90%), 01/14/28 (a) (c)	2,655	2,648
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	15,258	14,310
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 07/25/21 (b)	426	430
Series 2019-A-SL3, REMIC, 3.47%, 07/25/21	1,471	1,472
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (a) (b)	30,440	30,620
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 11/25/21 (b)	9,373	9,296
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 1.66%, (1 Month USD LIBOR + 1.50%), 02/15/24 (a)	3,567	3,543
Longfellow Place CLO Ltd
Series 2013-ARR-1A, 1.58%, (3 Month USD LIBOR + 1.34%), 04/15/29 (a)	2,652	2,647
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, REMIC, 0.99%, 03/11/50 (a)	40,844	1,263
Madison Park Funding XL, Ltd.
Series AR-9A, 1.46%, (3 Month USD LIBOR + 1.24%), 05/28/30 (a) (c)	2,000	2,000
Madison Park Funding XV, Ltd.
Series 2014-CR-15A, 3.67%, (3 Month USD LIBOR + 3.45%), 01/27/26 (a)	500	500
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 3.16%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,500	1,462
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	333	334
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	3,318	2,954
MBRT 2019-MBR
Series 2019-A-MBR, 1.01%, (1 Month USD LIBOR + 0.85%), 11/15/24 (a) (b)	2,744	2,710
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 2.19%, (1 Month USD LIBOR + 2.05%), 07/16/35 (a) (b)	4,498	4,533
MidOcean Credit CLO
Series 2018-A1-9A, 1.37%, (3 Month USD LIBOR + 1.15%), 07/21/31 (a) (c)	2,500	2,488
MidOcean Partners
Series 2018-A1-8A, 1.37%, (3 Month USD LIBOR + 1.15%), 02/20/31 (a) (c)	2,000	1,994
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	2,100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.52%, 09/15/24 (a)	1,500	1,501
Series 2015-C-C20, REMIC, 4.46%, 01/15/25 (a)	1,200	1,256
Series 2015-C-C25, REMIC, 4.52%, 09/15/25 (a)	2,320	2,388
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (a)	676	672
Series 2016-C-C31, REMIC, 4.31%, 10/19/26 (a)	2,960	2,843
Series 2018-A-SUN, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 07/16/35 (a) (b)	2,389	2,353
Interest Only, Series 2013-XA-C7, REMIC, 1.33%, 02/15/46 (a)	19,058	390
Interest Only, Series 2016-XA-C28, REMIC, 1.20%, 01/15/49 (a)	20,786	988
Interest Only, Series 2016-XA-C30, REMIC, 1.40%, 09/17/49 (a)	18,029	1,089
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	3,539	3,473
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	4,326
Interest Only, Series 2019-XA-L3, REMIC, 0.64%, 11/18/52 (a)	71,053	3,522
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,260	825
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,486	1,034
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	3,326	3,459
MP CLO VIII Ltd
Series 2015-AR-2A, 1.13%, (3 Month USD LIBOR + 0.91%), 10/28/27 (a)	1,016	1,010
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, 2.72%, 12/15/36	1,018	976
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	6,065	5,610
Nassau Ltd
Series 2018-A-IA, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,983
Natixis Commercial Mortgage Securities Trust
Series 2018-E-850T, REMIC, 2.11%, (1 Month USD LIBOR + 1.95%), 07/15/21 (a)	2,183	1,972
Series 2018-A-FL1, REMIC, 1.11%, (1 Month USD LIBOR + 0.95%), 01/17/22 (a)	2,217	2,182
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,373
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	5,638
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	778	782
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 1.76%, (1 Month USD LIBOR + 1.60%), 12/15/22 (a)	3,371	3,311
Series 2019-B-FL2, 2.06%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,371	3,323
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.35%, 02/25/36 (a)	587	453
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 3.14%, 07/26/41 (a)	9,382	8,642
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,330
NRPL Trust 2018-2
Series 2018-A1-2A, REMIC, 4.25%, 07/25/67 (b)	4,727	4,732
NYMT Loan Trust 2020-SP1
Series 2020-A1-SP1, REMIC, 3.96%, 07/25/23	9,475	9,596
Ocean Trails CLO IX
Series 2020-B1-9A, 2.66%, (3 Month USD LIBOR + 2.40%), 10/15/29 (a)	2,000	2,004
Ocean Trails CLO V
Series 2014-ARR-5A, 1.50%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	983	980
Octagon Investment Partners 31, LLC
Series 2017-C-1A, 2.62%, (3 Month USD LIBOR + 2.40%), 07/22/30 (a)	500	497
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,984
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.42%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	2,500	2,499
PFP 2019-6, Ltd.
Series 2019-A-6, 1.20%, (1 Month USD LIBOR + 1.05%), 04/16/37 (a) (b)	1,583	1,562
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,623	4,252
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 2.85%, (1 Month USD LIBOR + 2.70%), 10/27/22 (a) (b)	2,276	2,249
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (a)	7,923	7,760
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
Series 2020-A1-NPL3, REMIC, 3.10%, 10/25/23 (b)	8,520	8,524
Pretium Mortgage Credit Partners I LLC
Series 2019-A1-CFL1, REMIC, 3.72%, 07/25/22 (b)	1,067	1,058
Pretium Mortgage Credit Partners LLC
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (b)	11,414	11,419
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,900	10,099
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (b)	7,657	7,697
PRPM, LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (b)	2,062	2,069
Series 2020-A1-1A, REMIC, 2.98%, 02/25/23 (b)	19,160	19,195
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	6,301	6,358
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (b) (c)	3,825	3,189
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 3.16%, 08/25/35 (a)	4,648	4,440
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.60%, (1 Month USD LIBOR + 0.45%), 01/25/37 (a)	3,551	1,442
Interest Only, Series 2007-1A6-B, REMIC, 5.90%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (a)	3,551	666
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	4,309	4,247
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 4.42%, 09/25/35 (a)	592	500
Series 2006-A21-QA1, REMIC, 4.47%, 01/25/36 (a)	4,281	3,549
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	2,353	2,221
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	2,749	2,623
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,198	2,530
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,573	5,493
Series 2007-1A1-A3, REMIC, 0.60%, (1 Month USD LIBOR + 0.45%), 04/25/37 (a)	6,045	2,330
Series 2007-1A2-A3, REMIC, 45.25%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (a)	788	2,254
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	17,658	14,045
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	348	342
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	2,166	2,110
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	873	821
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	1,230	1,190
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	6,764	6,553
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,644	1,521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Rockford Tower CLO Ltd
Series 2018-A-1A, 1.32%, (3 Month USD LIBOR + 1.10%), 05/20/31 (a) (c)	3,000	2,991
Rosslyn Portfolio Trust
Series 2017-A-ROSS, REMIC, 1.11%, (1 Month USD LIBOR + 0.95%), 06/15/33 (a)	1,267	1,270
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	9,019	8,648
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (c)	10,000	10,016
Series 2020-2C-1, 1.88%, 01/15/26	10,000	10,254
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,970	3,163
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	9,141	8,466
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 1.06%, (1 Month USD LIBOR + 0.90%), 10/15/37 (a)	2,295	2,298
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	130	130
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	8,129
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.37%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	3,000	2,983
Series 2018-A1A-21, 1.39%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,250	3,247
Series 2015-ARR-2A, 1.61%, (3 Month USD LIBOR + 1.39%), 07/20/32 (a)	2,500	2,502
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (b)	4,181	3,942
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.86%, 04/25/37 (a)	821	602
Steele Creek CLO Ltd
Series 2015-AR-1A, 1.47%, (3 Month USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,997
Series 2014-A-1RA, 1.28%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,000	1,984
Series 2016-AR-1A, 1.34%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,000	1,981
Series 2019-B-1A, 2.44%, (3 Month USD LIBOR + 2.20%), 04/15/32 (a)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 2.58%, 11/25/35 (a)	5,357	4,716
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 0.31%, (1 Month USD LIBOR + 0.16%), 06/25/36 (a) (b)	6,742	5,109
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	6,922	5,497
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	4,715	4,729
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 11/01/55	7,550	7,568
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 06/15/33 (a) (c)	1,267	1,266
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 1.27%, (3 Month USD LIBOR + 1.05%), 07/18/31 (a)	2,490	2,471
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.38%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	1,000	996
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (b)	5,100	4,844
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 1.60%, (1 Month USD LIBOR + 1.45%), 03/15/24 (a)	3,766	3,754
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	3,833	4,033
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.54%, 06/17/50 (a)	18,174	1,361
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	2,759	2,761
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,651	4,702
VB-S1 Issuer, LLC
Series 2020-C2-1A, 3.03%, 06/15/25	8,750	9,155
VCAT, LLC
Series 2019-A1-NPL2, 3.57%, 11/25/22	1,288	1,291
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	4,821	4,877
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (b)	8,967	8,991
Vibrant Clo III Ltd
Series 2015-A1RR-3A, REMIC, 1.47%, (3 Month USD LIBOR + 1.25%), 10/20/31 (a)	1,184	1,179
Vibrant Clo Ltd
Series 2018-A1-10A, 1.42%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,981
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (b)	5,721	5,733
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (b)	21,194	21,262
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (b)	3,942	3,953
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.53%, (1 Month USD LIBOR + 0.38%), 04/25/36 (a) (b)	15,609	7,159
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,572	1,471
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	2,808	2,627
Series 2006-A4-7, REMIC, 4.17%, 09/25/36 (a) (b)	19,761	7,927
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,731	1,741
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a)	3,982	4,036
Wellfleet CLO Ltd
Series 2017-A1-3A, 1.37%, (3 Month USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,231
Series 2018-A1-2A, 1.42%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	2,000	2,000
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.46%, 09/17/26 (a)	2,000	2,008
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,818	1,792
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	2,289	2,160
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	692	676
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.60%, 11/15/25 (a)	1,850	1,847
Series 2015-D-NXS4, REMIC, 3.70%, 11/18/25 (a)	2,031	1,763
Series 2016-C-C32, REMIC, 4.73%, 01/16/26 (a)	1,577	1,700
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,462
Series 2016-C-C34, REMIC, 5.02%, 04/17/26 (a)	1,937	1,766
Series 2020-AS-C55, REMIC, 2.94%, 01/17/30	2,920	3,137
Interest Only, Series 2015-XA-P2, REMIC, 0.92%, 12/15/48 (a)	22,004	841
Interest Only, Series 2015-XA-LC20, REMIC, 1.31%, 04/15/50 (a)	21,504	778
Interest Only, Series 2019-XA-C54, REMIC, 0.84%, 12/17/52 (a)	37,591	2,312
Interest Only, Series 2016-XA-C33, REMIC, 1.62%, 03/17/59 (a)	12,067	796
Interest Only, Series 2017-XA-RC1, REMIC, 1.49%, 01/16/60 (a)	24,152	1,509

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,384
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.12%, 09/16/50 (a)	75,799	4,265
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.31%, 02/18/53 (a)	59,127	5,607
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.43%, 06/17/53 (a)	59,534	5,975
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.89%, 07/17/53 (a)	32,978	4,780
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	1,379	1,382
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.02%, 03/15/47 (a)	18,969	438
Interest Only, Series 2014-XA-C25, REMIC, 0.81%, 11/15/47 (a)	25,705	665
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-B-C23, REMIC, 4.38%, 09/17/24 (a)	2,003	2,184
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (b) (c)	1,698	1,497
ZAIS CLO 2, Limited
Series 2014-A1AR-2A, 1.41%, (3 Month USD LIBOR + 1.20%), 07/27/26 (a)	194	194
ZAIS CLO 5, Limited
Series 2016-A1-2A, 1.77%, (3 Month USD LIBOR + 1.53%), 10/16/28 (a)	1,953	1,953
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,215,992)		1,205,824
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund, 0.02% (d) (e)	72,187	72,187
Total Short Term Investments (cost $72,187)		72,187
Total Investments 99.7% (cost $2,800,272)		2,839,471
Other Assets and Liabilities, Net 0.3%		8,557
Total Net Assets 100.0%		2,848,028

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $63,744 and 2.2% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.3%
Mortgage-Backed Securities 14.4%
Federal Home Loan Mortgage Corporation
3.50%, 04/01/34 - 06/01/49	4,365	4,721
3.00%, 12/01/32 - 08/01/50	9,619	10,260
4.00%, 05/01/38 - 05/01/48	10,021	10,785
3.00%, 11/01/49 (a)	8,003	8,585
2.50%, 06/01/50 - 11/01/50	7,670	8,126
Federal National Mortgage Association, Inc.
3.00%, 02/01/33 (b)	4,438	4,681
4.50%, 03/01/39 - 09/01/49	10,775	11,846
4.00%, 03/01/38 - 11/01/49	21,146	22,980
3.50%, 07/01/34 - 05/01/50	31,192	33,591
3.00%, 04/01/40 - 09/01/50	20,396	21,777
TBA, 2.00%, 01/15/51 (a)	3,000	3,119
TBA, 2.50%, 02/15/51 (a)	2,200	2,316
TBA, 3.00%, 01/15/51 - 02/15/51 (a)	5,900	6,183
Government National Mortgage Association
4.00%, 11/20/44 (b)	1,071	1,177
4.50%, 04/20/47	2,213	2,421
5.00%, 04/20/48	1,060	1,178
4.00%, 02/20/41 - 08/20/48	17,265	18,656
3.50%, 02/20/42 - 05/20/50	12,357	13,403
3.50%, 08/20/50 (a)	550	586
3.00%, 12/20/49 - 09/20/50	5,558	5,850
2.50%, 12/20/50 - 02/15/51 (a)	5,500	5,818
		198,059
U.S. Treasury Note 12.7%
Treasury, United States Department of
0.13%, 08/15/23 - 12/15/23	7,620	7,614
0.25%, 07/31/25 - 09/30/25	97,780	97,451
1.63%, 09/30/26	25,770	27,461
0.63%, 11/30/27 - 12/31/27	34,991	34,957
0.88%, 11/15/30	7,500	7,471
		174,954
U.S. Treasury Bond 9.5%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	39,254
3.63%, 02/15/44	2,020	2,857
3.13%, 08/15/44	6,470	8,525
3.00%, 11/15/44	1,900	2,457
2.88%, 08/15/45 - 05/15/49	6,094	7,775
1.38%, 08/15/50	26,330	24,635
1.63%, 11/15/50	44,918	44,693
		130,196
U.S. Treasury Inflation Indexed Securities 5.3%
Treasury, United States Department of
0.75%, 07/15/28 (d)	5,353	6,224
0.88%, 01/15/29 (d)	18,751	22,026
0.25%, 07/15/29 - 02/15/50 (d)	5,452	6,299
0.13%, 10/15/24 - 01/15/30 (d)	25,644	28,138
1.00%, 02/15/49 (d)	7,243	10,192
		72,879
Sovereign 2.4%
Abu Dhabi, Government of
2.50%, 04/16/25 (e)	110	117
1.70%, 03/02/31 (e)	130	130
3.13%, 04/16/30 - 09/30/49 (e)	1,060	1,185
3.88%, 04/16/50 (e)	710	864
Angola, Government of
9.50%, 11/12/25 (e)	130	135
8.25%, 05/09/28 (e)	60	58
9.38%, 05/08/48 (e)	20	19
Bermuda, Government of
3.72%, 01/25/27 (e)	215	240
3.38%, 08/20/50 (e)	60	65
Cabinet of Ministers of Ukraine
7.75%, 09/01/23 (e)	200	220
7.75%, 09/01/21 - 09/01/27 (e)	1,300	1,373
7.38%, 09/25/32 (e)	65	71
7.25%, 03/15/33 (e)	200	218
Cameroon, Government of
9.50%, 11/19/25 (e)	295	328
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	100	110
1.86%, 12/01/32	50	50
2.78%, 12/01/60	55	55
Dominican Republic International Bond
6.85%, 01/27/45 (e)	10	12
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	210
Gabon, Government of
6.38%, 12/12/24 (e)	115	120
Georgia, Government of
6.88%, 04/12/21 (e)	50	51
Ghana, Government of
8.13%, 01/18/26 (e)	50	56
10.75%, 10/14/30 (e)	80	107
Gobierno de la Provincia de Cordoba
7.13%, 06/10/21 (e)	345	229
Gobierno de la Provincia de Santa Fe
7.00%, 03/23/23 (e)	10	8
Gobierno de la Republica de Chile
2.45%, 01/31/31	665	712
3.86%, 06/21/47	45	55
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	65	55
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	12
5.38%, 04/24/32 (e)	240	292
6.13%, 06/01/50 (e)	45	59
Gobierno De La Republica De Honduras
5.63%, 06/24/30 (e)	20	23
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 - 07/31/35 (e) (f)	325	196
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	200	243
5.40%, 03/30/50 (e)	40	51
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	141
4.50%, 04/22/29	70	82
3.25%, 04/16/30 (g)	135	146
2.66%, 05/24/31	100	102
6.05%, 01/11/40	145	195
5.75%, 10/12/10	210	279
Government of Saudi Arabia
2.90%, 10/22/25 (e)	585	630
3.63%, 03/04/28 (e)	65	73
3.25%, 10/22/30 (e)	385	424
3.75%, 01/21/55 (e)	55	60
4.50%, 04/22/60 (e)	345	433
Government of the Republic of Panama
2.25%, 09/29/32	200	207
3.87%, 07/23/60	200	235
Government of the Republic of Serbia
2.13%, 12/01/30 (e)	200	198
Government of the Sultanate of Oman
4.13%, 01/17/23 (e)	70	71
5.38%, 03/08/27 (e)	200	204
6.75%, 01/17/48 (e)	70	69
Jamaica, Government of
6.75%, 04/28/28	55	67
7.88%, 07/28/45	35	50
Jordan, The Government Of, The Hashemite Kingdom of
4.95%, 07/07/25 (e)	200	212
Kenya, Government of
6.88%, 06/24/24 (e)	115	126
7.00%, 05/22/27 (e)	50	56
Ministerio De Gobierno
7.45%, 09/01/24 (e)	170	104
Ministerul Finantelor Publice
4.38%, 08/22/23 (e)	45	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
3.00%, 02/14/31 (e)	135	144
4.00%, 02/14/51 (e)	50	54
Ministry of Defence State of Israel
3.38%, 01/15/50	135	149
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (e)	360	397
4.00%, 03/14/29 (e)	200	237
3.75%, 04/16/30 (e)	1,295	1,524
4.82%, 03/14/49 (e)	275	375
4.40%, 04/16/50 (e)	1,040	1,355
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (h)	200	228
4.38%, 03/21/29 (h)	400	466
5.10%, 03/28/35 (h)	600	758
5.10%, 03/28/35 (e)	200	253
5.25%, 06/23/47 (e)	200	277
Ministry of Finance People's Republic of China
1.20%, 10/21/30 (e)	95	95
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (h) (i) (j)	315	38
Morocco, Kingdom of
3.00%, 12/15/32 (e)	200	203
5.50%, 12/11/42 (e)	15	19
Nigeria, Federal Government of
6.38%, 07/12/23 (e)	35	38
7.63%, 11/21/25 (e)	400	458
6.50%, 11/28/27 (e)	50	54
7.14%, 02/23/30 (e)	90	97
Oman Government International Bond
3.88%, 03/08/22 (e)	30	30
Pakistan, Government of
8.25%, 04/15/24 (e)	40	44
Pakistan, The Islamic Republic of
6.88%, 12/05/27 (e)	50	52
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (e)	200	214
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (h) (i) (j) (k)	1,390	50
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	75	86
6.13%, 06/15/33 (e)	200	225
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	287
3.88%, 06/12/30	270	284
8.25%, 01/20/34	265	386
7.13%, 01/20/37	75	102
4.75%, 01/14/50	50	53
Presidencia De La Nacion
1.00%, 07/09/29	153	67
0.13%, 07/09/30 - 01/09/38 (f)	2,464	979
Presidencia de la Republica de Colombia
3.00%, 01/30/30	60	63
5.00%, 06/15/45	150	183
4.13%, 05/15/51	50	56
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (e)	155	153
5.88%, 01/30/25 (e)	15	14
7.65%, 06/15/35 (h)	20	19
7.63%, 02/01/41 (e)	20	19
7.12%, 01/20/50 (e)	5	4
9.50%, 07/15/52 (e)	5	5
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	95	114
5.95%, 01/25/27 (e)	240	280
6.00%, 07/19/28 (e)	75	90
6.50%, 02/15/48 (e)	15	18
6.40%, 06/05/49 (e)	320	375
5.88%, 01/30/60 (e)	80	88
Saudi Arabia, Government of
4.63%, 10/04/47 (e)	110	136
The Arab Republic of Egypt
6.13%, 01/31/22 (e)	175	182
7.50%, 01/31/27 (e)	625	721
7.60%, 03/01/29 (e)	105	121
8.70%, 03/01/49 (e)	250	289
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (e)	90	51
7.55%, 03/28/30 (e)	35	20
The Government of Barbados
6.50%, 02/01/21 - 10/01/29 (e)	194	196
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	168
3.85%, 10/15/30 (g)	1,500	1,744
8.50%, 10/12/35 (e)	165	270
6.63%, 02/17/37 (e)	30	43
7.75%, 01/17/38 (e)	160	252
5.25%, 01/17/42 (e)	45	58
6.75%, 01/15/44 (e)	70	108
5.13%, 01/15/45 (e)	85	110
5.95%, 01/08/46 (e)	220	317
4.35%, 01/11/48	90	107
4.20%, 10/15/50	1,515	1,807
The Republic of Korea, Government of
1.00%, 09/16/30	200	196
The Republic of Rwanda, Government of
6.63%, 05/02/23 (e)	195	206
The Republic of Uzbekistan
4.75%, 02/20/24 (e)	45	49
3.70%, 11/25/30 (e)	200	210
Turkey Government International Bond
5.13%, 02/17/28	110	111
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	415	425
6.25%, 09/26/22	240	251
3.25%, 03/23/23	560	557
6.35%, 08/10/24	200	214
4.25%, 03/13/25 - 04/14/26	260	259
4.88%, 10/09/26 - 04/16/43	240	222
5.25%, 03/13/30	185	185
6.00%, 01/14/41	50	49
5.75%, 05/11/47	310	294
		33,429
Municipal 0.5%
California, State of
7.63%, 03/01/40	1,390	2,412
Illinois, State of
5.10%, 06/01/33	2,535	2,728
6.63%, 02/01/35	310	355
7.35%, 07/01/35	610	727
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,320
		7,542
Collateralized Mortgage Obligations 0.3%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	1,094	1,119
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	540	576
Series 2019-F-11, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 01/20/49 (l)	316	318
Series 2019-NF-23, REMIC, 0.60%, (1 Month USD LIBOR + 0.45%), 02/20/49 (l)	216	218
Series 2019-BF-65, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 05/20/49 (l)	274	276
Series 2019-FB-153, REMIC, 0.60%, (1 Month USD LIBOR + 0.45%), 12/20/49 (l)	920	927
Series 2020-GF-32, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 03/20/50 (l)	887	893
		4,327
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K118, REMIC, 1.49%, 09/25/30	400	411
Series A2-K120, REMIC, 1.50%, 10/25/30	700	720
Series A2-K121, REMIC, 1.55%, 10/25/30	400	413
Series A2-K122, REMIC, 1.52%, 11/25/30	500	515
		2,059
Total Government And Agency Obligations (cost $594,031)		623,445

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 34.9%
Financials 12.4%
1MDB Global Investments Limited
4.40%, 03/09/23 (h)	1,000	1,012
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	875
2.88%, 08/14/24	888	922
6.50%, 07/15/25	540	646
AIA Group Limited
3.38%, 04/07/30 (e)	1,055	1,179
3.20%, 09/16/40 (e)	538	576
AIB Group Public Limited Company
4.75%, 10/12/23 (e)	2,425	2,666
Alfa Bond Issuance Public Limited Company
6.95%, (100, 04/30/23) (h) (m)	200	207
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (e)	25	25
6.75%, 10/15/27 (e)	680	726
Ally Financial Inc.
3.05%, 06/05/23	1,441	1,520
1.45%, 10/02/23	349	356
5.13%, 09/30/24	304	350
5.80%, 05/01/25	741	884
5.75%, 11/20/25	480	558
8.00%, 11/01/31	549	806
American International Group, Inc.
2.50%, 06/30/25	2,200	2,363
3.90%, 04/01/26	2,000	2,278
4.20%, 04/01/28	775	916
3.40%, 06/30/30	2,200	2,514
AmWINS Group, Inc.
7.75%, 07/01/26 (e)	515	553
Ares Capital Corporation
3.88%, 01/15/26	1,926	2,086
AssuredPartners, Inc.
5.63%, 01/15/29 (e)	75	78
Avolon Holdings Funding Limited
3.95%, 07/01/24 (e)	850	892
Banco do Brasil S.A
6.25%, (100, 04/15/24) (e) (m)	120	123
Banco Macro S.A.
6.75%, 11/04/26 (e)	150	129
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (e) (m)	65	68
7.63%, (100, 01/10/28) (e) (m)	50	57
Bank of America Corporation
4.20%, 08/26/24	100	112
3.25%, 10/21/27	1,875	2,099
4.18%, 11/25/27	3,725	4,318
3.82%, 01/20/28	1,575	1,807
4.27%, 07/23/29	1,475	1,756
Barclays PLC
4.61%, 02/15/23 (n)	2,400	2,505
2.85%, 05/07/26 (n)	1,270	1,364
5.09%, 06/20/30 (n)	2,500	3,001
Bayer US Finance II LLC
3.88%, 12/15/23 (e)	1,900	2,071
Biz Finance PLC
9.63%, 04/27/22 (e)	75	78
BNP Paribas
3.38%, 01/09/25 (e) (n)	975	1,069
2.22%, 06/09/26 (e) (n)	1,123	1,175
BPCE
4.63%, 09/12/28 (e)	975	1,170
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,226
3.65%, 05/11/27	2,113	2,421
CIT Group Inc.
3.93%, 06/19/24	185	195
Citigroup Inc.
4.60%, 03/09/26	309	361
3.40%, 05/01/26	4,925	5,553
4.30%, 11/20/26	200	233
4.13%, 07/25/28	475	554
4.41%, 03/31/31	1,522	1,845
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (n)	384	422
Corporacion Andina de Fomento
2.38%, 05/12/23	1,100	1,137
Credit Suisse Group AG
6.50%, 08/08/23 (e) (n)	400	450
4.21%, 06/12/24 (e)	1,000	1,082
2.59%, 09/11/25 (e) (n)	1,546	1,629
4.28%, 01/09/28 (e) (n)	2,059	2,377
3.87%, 01/12/29 (e) (n)	303	343
4.19%, 04/01/31 (e) (n)	1,376	1,618
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26 (n)	699	822
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,300	4,640
Diamond Finance International Limited
5.45%, 06/15/23 (e) (o)	1,125	1,243
6.02%, 06/15/26 (e) (o)	250	305
8.35%, 07/15/46 (e) (o)	450	677
Discover Bank
4.68%, 08/09/28	2,000	2,128
Discover Financial Services
4.50%, 01/30/26	2,000	2,303
EG Global Finance PLC
6.75%, 02/07/25 (e)	141	145
8.50%, 10/30/25 (e)	234	249
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,463	1,614
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	3,136
4.69%, 06/09/25	160	171
5.13%, 06/16/25	120	130
4.27%, 01/09/27	80	84
4.13%, 08/17/27	165	172
5.11%, 05/03/29	355	395
4.00%, 11/13/30	310	326
HSBC Holdings PLC
4.95%, 03/31/30 (n)	205	256
HUB International Limited
7.00%, 05/01/26 (e)	420	439
Icahn Enterprises L.P.
4.75%, 09/15/24	185	193
6.38%, 12/15/25	600	622
6.25%, 05/15/26	285	302
5.25%, 05/15/27	265	284
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (e)	2,000	2,277
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (e) (m)	130	133
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,356
3.51%, 01/23/29	1,850	2,109
4.49%, 03/24/31	2,100	2,588
2.96%, 05/13/31	677	741
JSC Bank of Georgia
6.00%, 07/26/23 (e)	200	211
JSC BTA Bank
5.50%, 12/21/22 (e)	147	147
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,452
MDGH - GMTN B.V
2.88%, 11/07/29 (e)	200	216
Moody's Corporation
3.75%, 03/24/25	728	818
Morgan Stanley
3.88%, 04/29/24	1,150	1,273
4.00%, 07/23/25	150	172
5.00%, 11/24/25	3,000	3,580
3.63%, 01/20/27	150	172
4.43%, 01/23/30	2,100	2,556
3.62%, 04/01/31	1,444	1,675

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
NatWest Group PLC
3.07%, 05/22/28 (n)	712	773
NatWest Markets PLC
2.38%, 05/21/23 (e)	1,333	1,388
5.13%, 05/28/24	1,500	1,681
NBK Tier 1 Financing Limited
4.50%, (100, 08/27/25) (e) (m)	100	102
Nostrum Oil & Gas Finance B.V.
0.00%, 07/25/22 (e) (i) (j)	570	134
Onemain Finance Corporation
4.00%, 09/15/30	245	254
Ooredoo International Finance Limited
3.25%, 02/21/23 (e)	85	89
5.00%, 10/19/25 (e)	50	58
Petrobras Global Finance B.V.
8.75%, 05/23/26	165	215
7.38%, 01/17/27	35	43
5.75%, 02/01/29	70	82
6.90%, 03/19/49	235	299
Petrobras International Finance Co
6.88%, 01/20/40	125	157
Pine Street Trust I
4.57%, 02/15/29 (e)	1,000	1,181
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	1,310
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	52
Regions Bank
6.45%, 06/26/37	1,000	1,410
SABIC Capital II B.V.
4.00%, 10/10/23 (e)	200	216
Sasol Financing USA LLC
5.88%, 03/27/24	25	27
SLM Corporation
7.25%, 01/25/22	225	235
Societe Generale
1.49%, 12/14/26 (e)	1,483	1,496
Springleaf Finance Corporation
6.88%, 03/15/25	170	198
7.13%, 03/15/26	300	352
State Street Corporation
2.83%, 03/30/23	98	101
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (e)	1,275	1,398
Synchrony Financial
4.38%, 03/19/24	1,480	1,630
5.15%, 03/19/29	2,759	3,336
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	3,077
TCS Finance Designated Activity Company
9.25%, (100, 09/15/22) (h) (m)	200	212
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	860
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,882
3.80%, 03/15/30	2,570	3,017
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (n)	2,035	2,116
3.88%, 09/12/23	1,479	1,604
4.52%, 06/25/24 (n)	1,975	2,152
4.27%, 03/22/25 (n)	1,225	1,353
The Third Pakistan International Sukuk Co Ltd
5.50%, 10/13/21 (e)	75	76
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	505
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (e)	25	27
Turkiye Cumhuriyeti Ziraat Bankasi Anonim Sirketi
5.13%, 05/03/22 (e)	105	106
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (e)	120	121
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (h)	500	280
UniCredit S.p.A.
6.57%, 01/14/22 (e)	2,000	2,109
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (e)	5	5
7.38%, 02/12/26 (e)	40	38
Unum Group
4.50%, 03/15/25	1,066	1,204
4.00%, 06/15/29	1,500	1,684
5.75%, 08/15/42	1,500	1,820
Usiminas International S.A R.L.
5.88%, 07/18/26 (e)	95	103
USIS Merger Sub, Inc.
6.88%, 05/01/25 (e)	480	492
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (e)	440	450
Wells Fargo & Company
2.41%, 10/30/25	650	687
4.48%, 04/04/31	2,110	2,577
5.01%, 04/04/51	3,036	4,307
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	633
		171,162
Energy 5.8%
ADES International Holding PLC
8.63%, 04/24/24 (h)	200	200
Antero Resources Corp.
5.00%, 03/01/25	245	230
Apache Corporation
4.63%, 11/15/25	185	195
4.88%, 11/15/27	230	244
5.10%, 09/01/40	85	91
7.38%, 08/15/47	30	32
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,654
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	1,136
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	130	157
Cheniere Energy, Inc.
5.25%, 10/01/25	565	581
Citgo Petroleum Corporation
6.25%, 08/15/22 (e)	850	843
7.00%, 06/15/25 (e)	70	70
CNX Resources Corporation
6.00%, 01/15/29 (e)	45	46
Comstock Escrow Corporation
9.75%, 08/15/26	300	325
Continental Resources, Inc.
4.50%, 04/15/23	876	901
4.38%, 01/15/28	200	205
5.75%, 01/15/31 (e)	280	311
Covey Park Energy LLC
7.50%, 05/15/25 (e)	295	302
Crestwood Midstream Partners LP
6.25%, 04/01/23 (f)	75	75
5.75%, 04/01/25	757	770
5.63%, 05/01/27 (e)	348	345
CVR Energy, Inc.
5.25%, 02/15/25 (e)	200	196
5.75%, 02/15/28 (e)	285	270
DCP Midstream Operating, LP
5.38%, 07/15/25	400	439
5.63%, 07/15/27	230	255
Delek Group Ltd.
7.49%, 12/30/23	130	131
Devon Energy Corporation
5.85%, 12/15/25	452	531
4.75%, 05/15/42	800	895
Double Eagle III Midco 1 LLC
7.75%, 12/15/25 (e)	145	154
DTEK Finance PLC
10.75%, 12/31/24 (f) (h) (p)	95	59
Ecopetrol S.A.
6.88%, 04/29/30	40	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
5.88%, 05/28/45	40	48
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (e)	45	48
5.50%, 01/30/26 (e)	155	159
5.75%, 01/30/28 (e)	160	172
Energy Transfer LP
4.20%, 09/15/23	1,775	1,911
5.50%, 06/01/27	1,400	1,644
5.25%, 04/15/29	1,125	1,313
3.75%, 05/15/30	327	352
5.30%, 04/15/47	700	769
6.00%, 06/15/48	490	580
5.00%, 05/15/50	731	789
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	200	207
Enlink Midstream, LLC
5.63%, 01/15/28 (e)	195	199
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,403
6.50%, 07/01/27 (e)	115	129
EQT Corporation
3.90%, 10/01/27	165	164
5.00%, 01/15/29	65	68
Exxon Mobil Corporation
3.48%, 03/19/30	2,230	2,586
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (e)	200	208
Genesis Energy, L.P.
8.00%, 01/15/27	145	145
Geopark Limited
6.50%, 09/21/24 (e) (g)	105	109
Halliburton Company
3.80%, 11/15/25	14	16
Hess Corporation
4.30%, 04/01/27	120	132
7.13%, 03/15/33	151	197
5.60%, 02/15/41	210	256
5.80%, 04/01/47	601	762
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	345	360
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (e)	135	134
Holly Energy Partners, L.P.
5.00%, 02/01/28 (e)	230	232
Jonah Energy LLC
0.00%, 10/15/25 (e) (i) (j)	200	—
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (e)	35	47
Kosmos Energy Ltd.
7.13%, 04/04/26 (e) (g)	345	325
Leviathan Bond Ltd
5.75%, 06/30/23 (h)	80	85
6.13%, 06/30/25 (h)	80	88
Marathon Oil Corporation
4.40%, 07/15/27	650	721
Marathon Petroleum Corporation
3.80%, 04/01/28	625	693
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (e)	25	27
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (e)	75	79
MEG Energy Corp.
7.13%, 02/01/27 (e)	497	514
Mesquite Energy, Inc.
15.00%, 07/15/23 (h) (n) (p) (q)	44	44
15.00%, 07/15/23 (h) (n) (p) (q)	25	25
MPLX LP
4.80%, 02/15/29	500	600
4.50%, 04/15/38	675	770
4.70%, 04/15/48	325	385
Murphy Oil Corporation
5.88%, 12/01/27	220	216
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	345	366
Occidental Petroleum Corporation
2.90%, 08/15/24	751	723
5.55%, 03/15/26	295	307
3.40%, 04/15/26	115	110
3.20%, 08/15/26	90	84
3.50%, 08/15/29	458	418
8.88%, 07/15/30	125	147
7.50%, 05/01/31	380	429
7.88%, 09/15/31	35	39
6.45%, 09/15/36	1,450	1,511
4.30%, 08/15/39	101	85
6.20%, 03/15/40	60	60
6.60%, 03/15/46	1,375	1,395
4.10%, 02/15/47	240	195
4.20%, 03/15/48	115	94
4.40%, 04/15/46 - 08/15/49	346	296
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	75	81
Ovintiv Canada ULC
5.15%, 11/15/41	1,996	1,892
PBF Holding Company LLC
9.25%, 05/15/25 (e)	510	500
PDC Energy, Inc.
5.75%, 05/15/26	50	52
PDV America, Inc.
9.25%, 08/01/24 (e)	90	84
Pemex Project Funding Master Trust
8.63%, 02/01/22 (f)	110	118
6.63%, 06/15/35	410	406
Petrobras Global Finance B.V.
5.09%, 01/15/30	30	34
6.75%, 06/03/50	125	156
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (h) (i) (j) (k)	8,990	320
Petroleos Mexicanos
4.88%, 01/24/22	145	149
3.87%, (3 Month USD LIBOR + 3.65%), 03/11/22 (l)	90	91
5.38%, 03/13/22	85	88
3.50%, 01/30/23	415	423
4.88%, 01/18/24 (g)	250	261
6.88%, 10/16/25 (e)	135	148
6.49%, 01/23/27	395	416
6.84%, 01/23/30	775	806
5.95%, 01/28/31	1,945	1,934
6.50%, 06/02/41	40	37
6.38%, 01/23/45	60	55
6.75%, 09/21/47	8,670	8,128
6.35%, 02/12/48	4,400	3,974
7.69%, 01/23/50	796	804
6.95%, 01/28/60	30	28
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	50	58
Phillips 66
3.70%, 04/06/23	67	72
3.85%, 04/09/25	87	98
3.90%, 03/15/28	1,425	1,637
PK Borets , OOO Proizvodstvennaya Kompaniya Borets, OOO
6.00%, 09/17/26 (e)	115	120
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	851
4.50%, 12/15/26	1,450	1,621
3.55%, 12/15/29	188	196
PT Adaro Indonesia
4.25%, 10/31/24 (e)	135	139
Range Resources Corporation
4.88%, 05/15/25 (g)	155	146
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (e) (n)	1,251	1,482
Sanchez Energy Corporation
0.00%, 02/15/23 (e) (i) (j)	269	—
Saudi Arabian Oil Company
1.63%, 11/24/25 (e) (g)	200	205
3.50%, 04/16/29 (e)	465	516

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
4.25%, 04/16/39 (e)	210	246
4.38%, 04/16/49 (e)	60	72
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (e)	50	52
SM Energy Company
5.63%, 06/01/25	25	21
6.75%, 09/15/26	110	90
Southwestern Energy Company
7.50%, 04/01/26	175	184
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	540
5.40%, 10/01/47	200	222
Sunoco LP
5.50%, 02/15/26	235	242
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	102
4.50%, 05/15/29 (e)	235	244
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (e)	195	201
Targa Resource Corporation
5.13%, 02/01/25	300	308
6.50%, 07/15/27	400	434
5.50%, 03/01/30	50	54
4.88%, 02/01/31 (e)	260	283
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (e)	95	101
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (e)	190	213
7.50%, 10/25/27 (e)	110	126
8.38%, 11/07/28 (e)	40	47
The Williams Companies, Inc.
3.50%, 11/15/30 (g)	1,306	1,478
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30 (e)	158	176
3.95%, 05/15/50	509	563
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	235	214
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (e)	150	137
Tullow Oil PLC
6.25%, 04/15/22 (e)	575	456
Valero Energy Corporation
2.70%, 04/15/23	236	246
2.85%, 04/15/25	136	145
Viper Energy Partners LP
5.38%, 11/01/27 (e)	200	209
Western Midstream Operating, LP
4.10%, 02/01/25 (f) (o)	170	174
3.95%, 06/01/25	1,314	1,343
4.65%, 07/01/26	255	267
5.05%, 02/01/30 (f) (o)	280	311
5.30%, 03/01/48	80	79
6.25%, 02/01/50 (f) (o)	30	33
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,412
WPX Energy, Inc.
5.25%, 10/15/27	95	101
YPF Sociedad Anonima
8.75%, 04/04/24 (e)	455	402
8.50%, 03/23/25 (e)	294	241
		79,565
Communication Services 3.4%
Altice Financing S.A.
7.50%, 05/15/26 (e)	285	300
5.00%, 01/15/28 (e)	200	205
Altice France Holding S.A.
8.13%, 02/01/27 (e)	1,180	1,300
5.13%, 01/15/29 (e)	270	279
Altice France S.A.
7.38%, 05/01/26 (e)	475	500
6.00%, 02/15/28 (e)	425	432
Arches Buyer Inc
4.25%, 06/01/28 (e)	60	61
6.13%, 12/01/28 (e)	20	21
AT&T Inc.
4.35%, 03/01/29	450	536
4.30%, 02/15/30	415	496
2.55%, 12/01/33 (e)	238	245
4.90%, 08/15/37	400	500
5.45%, 03/01/47	500	676
B2W Digital Lux S.a r.l.
4.38%, 12/20/30 (e)	200	208
Baidu, Inc.
1.72%, 04/09/26	200	204
Bharti Airtel International (Netherlands) BV
5.35%, 05/20/24 (e)	75	83
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	420	447
6.88%, 09/15/27 (e)	1,250	1,350
Cable Onda, S.A.
4.50%, 01/30/30 (e)	200	221
Cablevision Lightpath LLC
3.88%, 09/15/27 (e)	45	45
5.63%, 09/15/28 (e)	35	37
CCO Holdings, LLC
4.00%, 03/01/23 (e)	350	353
5.75%, 02/15/26 (e)	595	614
5.13%, 05/01/27 (e)	85	90
5.00%, 02/01/28 (e)	645	681
4.75%, 03/01/30 (e)	180	194
4.50%, 08/15/30 (e)	110	117
4.50%, 05/01/32 (e)	225	240
CenturyLink, Inc.
5.63%, 04/01/25	405	440
5.13%, 12/15/26 (e)	600	633
6.88%, 01/15/28	10	12
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,440
4.91%, 07/23/25	1,700	1,974
5.38%, 05/01/47	1,000	1,246
Colombia Telecomunicaciones, S.A. ESP
4.95%, 07/17/30 (e)	45	50
Comcast Corporation
4.15%, 10/15/28	1,400	1,682
4.25%, 10/15/30	1,075	1,317
CSC Holdings, LLC
5.75%, 01/15/30 (e)	585	641
4.13%, 12/01/30 (e)	190	199
Digicel Group Limited
6.75%, 03/01/23 (e)	50	39
DISH DBS Corporation
7.75%, 07/01/26	500	560
Dish Network Corporation
2.38%, 03/15/24 (n)	376	357
3.38%, 08/15/26 (n)	297	286
Fox Corporation
4.03%, 01/25/24	650	715
4.71%, 01/25/29	550	668
Frontier Communications Corporation
5.88%, 10/15/27 (e)	85	92
5.00%, 05/01/28 (e)	140	146
6.75%, 05/01/29 (e)	100	107
Gray Television, Inc.
4.75%, 10/15/30 (e)	90	92
GTH Finance B.V.
7.25%, 04/26/23 (e)	95	105
Level 3 Financing, Inc.
4.63%, 09/15/27 (e)	190	198
3.63%, 01/15/29 (e)	35	35
Match Group Holdings II, LLC
4.13%, 08/01/30 (e)	45	47
Millicom International Cellular SA
5.13%, 01/15/28 (e)	200	212
4.50%, 04/27/31 (e)	200	216
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	80
Netflix, Inc.
4.88%, 04/15/28	500	564

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
5.88%, 11/15/28	115	138
6.38%, 05/15/29	35	43
5.38%, 11/15/29 (e)	30	35
Network I2I Limited
5.65%, (100, 01/15/25) (e) (m)	55	58
Northwest Fiber, LLC
10.75%, 06/01/28 (e)	280	319
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	240	247
6.50%, 09/15/28 (e)	290	305
Sable International Finance Limited
5.75%, 09/07/27 (e)	95	101
Sirius XM Radio Inc.
5.38%, 07/15/26 (e)	170	178
5.00%, 08/01/27 (e)	400	424
4.13%, 07/01/30 (e)	55	59
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	562
5.50%, 09/01/41	4,071	5,235
Sprint Corporation
6.88%, 11/15/28	665	877
8.75%, 03/15/32	655	1,037
TBG Global Pte. Ltd.
5.25%, 02/10/22 (h)	200	200
Telecom Italia S.p.A.
5.30%, 05/30/24 (e)	130	142
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (e)	55	59
Tencent Holdings Limited
3.98%, 04/11/29 (e)	40	46
2.39%, 06/03/30 (e)	65	67
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (e)	211	234
The Walt Disney Company
3.80%, 03/22/30 (n)	1,450	1,728
4.70%, 03/23/50	1,045	1,477
T-Mobile USA, Inc.
3.75%, 04/15/27 (e)	870	992
4.75%, 02/01/28	65	70
3.88%, 04/15/30 (e)	335	388
4.38%, 04/15/40 (e)	40	49
4.50%, 04/15/50 (e)	40	49
Total Play Telecomunicaciones SA DE CV
7.50%, 11/12/25 (e)	200	199
VEON Holdings B.V.
3.38%, 11/25/27 (e)	200	206
Verizon Communications Inc.
3.00%, 03/22/27	184	204
4.86%, 08/21/46	580	778
5.01%, 04/15/49	138	191
2.99%, 10/30/56 (e)	2,128	2,139
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	215	224
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	390	409
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (e)	225	234
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	90	96
VTR Finance B.V.
6.38%, 07/15/28 (e)	70	76
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	95	95
6.13%, 03/01/28 (e)	355	376
Ziggo Bond Company B.V.
5.13%, 02/28/30 (e)	545	575
		47,509
Consumer Staples 2.7%
Altria Group, Inc.
3.80%, 02/14/24	1,825	1,993
4.40%, 02/14/26	25	29
3.88%, 09/16/46	4,000	4,265
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,236
4.90%, 02/01/46	1,025	1,333
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,714
4.75%, 01/23/29	1,750	2,158
3.50%, 06/01/30	500	579
4.35%, 06/01/40	500	611
4.60%, 04/15/48 - 06/01/60	1,150	1,464
4.50%, 06/01/50	500	630
5.80%, 01/23/59	1,000	1,523
APX Group, Inc.
6.75%, 02/15/27 (e)	210	226
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,709
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (e)	625	637
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	245	244
Camposol SA
6.00%, 02/04/27 (e)	50	53
Cosan Overseas Limited
8.25%, (100, 05/05/21) (h) (m)	390	400
Darling Ingredients Inc.
5.25%, 04/15/27 (e)	230	244
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	190
JBS Investments II GmbH
7.00%, 01/15/26 (e)	45	49
JBS USA Finance, Inc.
6.75%, 02/15/28 (e)	500	560
JBS USA Food Company
5.75%, 06/15/25 (e)	175	181
6.50%, 04/15/29 (e)	465	541
5.50%, 01/15/30 (e)	805	924
Kraft Heinz Foods Company
5.00%, 07/15/35	205	246
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (e)	20	21
7.00%, 12/31/27 (e)	25	26
MHP SE SA
7.75%, 05/10/24 (e)	75	82
Nielsen Finance LLC
5.63%, 10/01/28 (e)	185	201
5.88%, 10/01/30 (e)	180	204
Performance Food Group Company
5.50%, 10/15/27 (e)	180	190
Performance Food Group, Inc.
6.88%, 05/01/25 (e) (g)	210	225
Post Holdings, Inc.
5.00%, 08/15/26 (e)	20	21
5.75%, 03/01/27 (e)	465	492
5.63%, 01/15/28 (e)	70	75
5.50%, 12/15/29 (e)	246	269
4.63%, 04/15/30 (e)	95	100
Reynolds American Inc.
4.45%, 06/12/25	325	370
5.85%, 08/15/45	1,000	1,278
Safeway Inc.
3.50%, 02/15/23 (e)	5	5
4.88%, 02/15/30 (e)	225	248
Sysco Corporation
5.65%, 04/01/25 (o)	400	477
5.95%, 04/01/30 (o)	500	657
6.60%, 04/01/40 - 04/01/50 (o)	1,000	1,496
The Central America Bottling Corporation
5.75%, 01/31/27 (e)	70	74
The Coca-Cola Company
3.38%, 03/25/27	893	1,023
3.45%, 03/25/30	498	585
Treehouse Foods, Inc.
4.00%, 09/01/28	145	150
United Natural Foods, Inc.
6.75%, 10/15/28 (e)	95	99
Upjohn Inc.
1.13%, 06/22/22 (e)	456	460
1.65%, 06/22/25 (e)	147	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
2.70%, 06/22/30 (e)	745	790
3.85%, 06/22/40 (e)	325	365
4.00%, 06/22/50 (e)	560	638
		37,512
Real Estate 2.5%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	763
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,327
Boston Properties Limited Partnership
3.25%, 01/30/31	613	675
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,300
4.55%, 10/01/29	189	212
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,277
4.13%, 05/15/29	631	728
4.05%, 07/01/30	773	886
Communications Sales & Leasing Inc.
8.25%, 10/15/23	170	170
7.13%, 12/15/24 (e)	375	380
CoreCivic, Inc.
4.63%, 05/01/23	300	290
Corporate Office Properties Trust
2.25%, 03/15/26	257	267
CTR Partnership, L.P.
5.25%, 06/01/25	200	207
Global Net Lease, Inc.
3.75%, 12/15/27 (e)	245	253
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	228
3.10%, 02/15/30	193	210
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,918
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,081
Lexington Realty Trust
2.70%, 09/15/30	292	304
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	200	217
4.63%, 06/15/25 (e)	55	59
4.50%, 09/01/26	365	393
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,374
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	980
4.50%, 04/01/27	5,000	5,618
3.63%, 10/01/29	852	904
3.38%, 02/01/31	526	553
Realty Income Corporation
3.25%, 01/15/31	156	177
Retail Properties of America, Inc.
4.75%, 09/15/30	58	61
Service Properties Trust
5.50%, 12/15/27	80	87
4.95%, 02/15/27 - 10/01/29	380	382
4.38%, 02/15/30	170	166
Simon Property Group, L.P.
2.45%, 09/13/29	257	269
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	205
Store Capital Corporation
2.75%, 11/18/30	329	334
The GEO Group, Inc.
5.88%, 10/15/24 (g)	40	33
6.00%, 04/15/26 (g)	185	147
The Howard Hughes Corporation
5.38%, 03/15/25 (e)	300	309
Uniti Group Inc.
7.88%, 02/15/25 (e)	725	779
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,184
4.75%, 11/15/30	1,439	1,762
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	1,475	1,693
3.95%, 08/15/27	650	734
3.40%, 01/15/28	238	262
2.20%, 06/15/28	133	136
2.85%, 12/15/32	164	171
VICI Properties Inc.
3.50%, 02/15/25 (e)	80	82
4.25%, 12/01/26 (e)	120	125
4.63%, 12/01/29 (e)	150	161
		34,833
Consumer Discretionary 1.8%
Affinity Gaming
6.88%, 12/15/27 (e)	35	37
Aramark Services, Inc.
6.38%, 05/01/25 (e)	130	139
5.00%, 02/01/28 (e)	925	975
AutoNation, Inc.
4.75%, 06/01/30 (o)	117	140
AutoZone, Inc.
3.63%, 04/15/25	164	183
4.00%, 04/15/30	762	902
Azul Investments LLP
5.88%, 10/26/24 (e) (g)	170	159
Boyd Gaming Corporation
6.38%, 04/01/26	130	135
6.00%, 08/15/26	65	68
4.75%, 12/01/27	185	192
Carnival Corporation
10.50%, 02/01/26 (e)	320	374
7.63%, 03/01/26 (e)	325	354
Carvana Co.
5.88%, 10/01/28 (e)	235	244
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (i) (j) (q)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (e)	600	606
Discovery Communications, LLC
3.63%, 05/15/30	539	618
4.65%, 05/15/50	1,453	1,819
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,183
4.20%, 05/15/28	1,125	1,336
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	335	357
8.13%, 07/01/27 (e)	305	338
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (e)	370	386
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	300	321
Hasbro, Inc.
2.60%, 11/19/22 (o)	268	278
3.00%, 11/19/24 (o)	610	660
JD.com, Inc.
3.38%, 01/14/30	100	108
L Brands, Inc.
7.50%, 06/15/29	115	128
6.63%, 10/01/30 (e)	320	354
Laureate Education, Inc.
8.25%, 05/01/25 (e)	300	318
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	35	36
Lowe`s Companies, Inc.
4.50%, 04/15/30	549	681
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (e)	55	59
Mattel, Inc.
6.75%, 12/31/25 (e)	315	332
5.88%, 12/15/27 (e)	50	56
5.45%, 11/01/41	15	16
McDonald's Corporation
3.50%, 07/01/27	243	279
3.60%, 07/01/30	290	340
4.20%, 04/01/50	146	186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
MCE Finance Limited
4.88%, 06/06/25 (e)	75	77
5.75%, 07/21/28 (e)	110	117
5.38%, 12/04/29 (e)	95	99
Meituan
2.13%, 10/28/25 (e)	200	203
3.05%, 10/28/30 (e)	200	209
Metalsa, S.A. de C.V.
4.90%, 04/24/23 (e)	205	214
NagaCorp Ltd.
9.38%, 05/21/21 (e)	135	137
7.95%, 07/06/24 (h)	200	208
NCL Corporation Ltd.
12.25%, 05/15/24 (e)	5	6
10.25%, 02/01/26 (e)	130	153
5.88%, 03/15/26 (e)	55	58
New Golden Nugget Inc.
6.75%, 10/15/24 (e)	320	317
8.75%, 10/01/25 (e) (g)	140	145
Newell Brands Inc.
5.88%, 04/01/36 (f) (o)	25	30
O'Reilly Automotive, Inc.
4.20%, 04/01/30	170	205
Prosus N.V.
3.68%, 01/21/30 (e)	45	49
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (e)	60	64
4.38%, 01/15/28 (e)	170	175
4.00%, 10/15/30 (e)	300	304
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (e)	40	45
9.13%, 06/15/23 (e)	60	65
11.50%, 06/01/25 (e)	455	531
Scientific Games International, Inc.
5.00%, 10/15/25 (e)	190	196
Service Corporation International
5.13%, 06/01/29	440	489
Sotheby's, Inc.
7.38%, 10/15/27 (e) (g)	495	529
Station Casinos LLC
5.00%, 10/01/25 (e)	85	86
4.50%, 02/15/28 (e)	430	433
The TJX Companies, Inc.
3.75%, 04/15/27	622	720
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,172
Univision Communications Inc.
9.50%, 05/01/25 (e)	35	39
6.63%, 06/01/27 (e)	115	123
Viking Cruises Limited
13.00%, 05/15/25 (e)	145	174
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (e)	898	926
3.13%, 05/12/23 (e)	782	826
Wolverine World Wide, Inc.
6.38%, 05/15/25 (e)	210	224
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (e)	200	207
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	240	251
5.25%, 05/15/27 (e)	160	165
Wynn Macau, Limited
4.88%, 10/01/24 (e)	185	188
5.50%, 01/15/26 (e)	80	83
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (e)	155	168
Yum! Brands, Inc.
7.75%, 04/01/25 (e)	350	388
		25,495
Utilities 1.8%
Abu Dhabi National Energy Company - J S C
4.88%, 04/23/30 (e)	20	25
4.00%, 10/03/49 (e)	35	42
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (e)	1,784	2,025
3.25%, 04/15/28	475	540
Clearway Energy Operating LLC
5.00%, 09/15/26	330	342
4.75%, 03/15/28 (e)	35	37
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,549
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	114	130
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,407
2.45%, 06/01/30	427	454
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	216
Entergy Corporation
2.80%, 06/15/30	438	475
ESKOM Holdings
5.75%, 01/26/21 (e)	970	965
6.75%, 08/06/23 (e)	80	81
Exelon Corporation
4.05%, 04/15/30	250	296
4.70%, 04/15/50	111	147
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	200	213
InterGen N.V.
7.00%, 06/30/23 (e)	1,020	984
MidAmerican Energy Company
3.65%, 04/15/29	800	948
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (e)	300	321
NiSource Inc.
2.95%, 09/01/29	1,265	1,386
NRG Energy, Inc.
7.25%, 05/15/26	300	317
3.38%, 02/15/29 (e)	40	41
3.63%, 02/15/31 (e)	85	88
Pacific Gas And Electric Company
5.00%, 07/01/28	660	705
5.25%, 07/01/30	525	579
4.95%, 07/01/50	450	532
Pattern Energy Group Inc.
4.50%, 08/15/28 (e)	80	84
Promigas SA ESP
3.75%, 10/16/29 (e)	75	80
Puget Energy, Inc.
4.10%, 06/15/30	516	586
Southern California Edison Company
3.70%, 08/01/25	1,425	1,596
4.20%, 03/01/29	975	1,143
Talen Energy Supply, LLC
7.63%, 06/01/28 (e)	75	81
Termocandelaria Power Ltd.
7.88%, 01/30/29 (e)	70	77
The AES Corporation
3.30%, 07/15/25 (e)	1,317	1,434
3.95%, 07/15/30 (e)	1,148	1,297
The Southern Company
3.25%, 07/01/26	1,850	2,071
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	140	149
5.00%, 07/31/27 (e)	430	458
		24,901
Industrials 1.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	425	448
AECOM
5.88%, 10/15/24	225	250
5.13%, 03/15/27	320	356
Aeropuertos Argentina 2000 S.A.
9.38%, 02/01/27 (e) (p)	207	178
Air Lease Corporation
3.38%, 07/01/25	961	1,034
3.75%, 06/01/26	3,475	3,833

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (e)	110	115
Artera Services, LLC
9.03%, 12/04/25 (e)	120	133
ASGN Incorporated
4.63%, 05/15/28 (e)	65	68
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (e)	190	196
Berry Global Escrow Corporation
4.88%, 07/15/26 (e)	200	215
Bombardier Inc.
6.00%, 10/15/22 (e)	90	88
6.13%, 01/15/23 (e)	400	395
7.50%, 12/01/24 - 03/15/25 (e)	115	108
7.88%, 04/15/27 (e)	290	267
BWXT Government Group, Inc.
5.38%, 07/15/26 (e)	300	312
4.13%, 06/30/28 (e)	175	182
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (e)	105	92
DP World UAE Region FZE
5.63%, 09/25/48 (e)	35	45
Elementia, S.A.B. De C.V.
5.50%, 01/15/25 (e)	100	101
Georgian Railway JSC
7.75%, 07/11/22 (e)	40	42
Howmet Aerospace Inc.
5.95%, 02/01/37	10	12
HTA Group Limited
7.00%, 12/18/25 (e)	55	59
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (e)	240	252
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (e)	35	36
Kazakhstan Temir Zholy Finance B.V.
6.95%, 07/10/42 (e)	25	37
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (e)	305	305
Moog Inc.
4.25%, 12/15/27 (e)	95	99
Navios Maritime Holdings Inc.
11.25%, 08/15/22 (e)	175	147
Navios South American Logistics Inc.
10.75%, 07/01/25 (e)	315	339
Park Aerospace Holdings Limited
5.50%, 02/15/24 (e)	4,000	4,371
Pike Corporation
5.50%, 09/01/28 (e)	330	347
Rumo Luxembourg SARL
7.38%, 02/09/24 (e)	355	369
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	25	27
Stericycle, Inc.
3.88%, 01/15/29 (e)	170	174
Tempo Acquisition, LLC
6.75%, 06/01/25 (e)	600	619
The Boeing Company
5.04%, 05/01/27 (o)	555	650
5.15%, 05/01/30 (o)	555	672
5.71%, 05/01/40 (o)	560	721
5.81%, 05/01/50 (o)	600	825
5.93%, 05/01/60 (o)	560	784
TransDigm Inc.
6.50%, 05/15/25	30	31
8.00%, 12/15/25 (e)	10	11
6.25%, 03/15/26 (e)	500	533
6.38%, 06/15/26	365	378
7.50%, 03/15/27	60	64
5.50%, 11/15/27	830	873
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	69
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	536	566
8.50%, 08/15/27 (e)	110	121
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (e)	475	503
XPO Logistics, Inc.
6.25%, 05/01/25 (e)	275	296
		22,748
Health Care 1.3%
Avantor Funding, Inc.
4.63%, 07/15/28 (e)	285	303
Bausch Health Companies Inc.
7.00%, 03/15/24 (e)	200	206
5.50%, 11/01/25 (e)	130	134
9.25%, 04/01/26 (e)	400	447
5.25%, 01/30/30 (e)	215	225
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (e)	615	677
Centene Corporation
4.75%, 01/15/25	430	442
4.25%, 12/15/27	845	896
4.63%, 12/15/29	840	930
3.38%, 02/15/30	495	521
Centene Escrow I Corporation
5.38%, 06/01/26 (e)	705	743
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (e)	20	21
Cigna Holding Company
4.90%, 12/15/48	1,000	1,370
Community Health Systems, Inc.
8.63%, 01/15/24 (e)	500	522
8.00%, 03/15/26 (e)	125	135
5.63%, 03/15/27 (e)	145	156
6.00%, 01/15/29 (e)	145	156
CVS Health Corporation
3.88%, 07/20/25	2,475	2,800
3.00%, 08/15/26	92	102
3.63%, 04/01/27	259	295
4.78%, 03/25/38	1,100	1,387
DaVita Inc.
4.63%, 06/01/30 (e)	305	324
Elanco Animal Health
5.27%, 08/28/23 (f) (o)	550	601
HCA Inc.
5.38%, 02/01/25	405	455
5.88%, 02/15/26	700	806
3.50%, 09/01/30	375	397
Hologic, Inc.
3.25%, 02/15/29 (e)	200	204
IQVIA Inc.
5.00%, 05/15/27 (e)	300	319
Molina Healthcare, Inc.
3.88%, 11/15/30 (e)	90	97
Radiology Partners, Inc.
9.25%, 02/01/28 (e)	225	253
RP Escrow Issuer LLC
5.25%, 12/15/25 (e)	85	89
Tenet Healthcare Corporation
7.00%, 08/01/25 (g)	400	413
4.88%, 01/01/26 (e)	100	104
6.25%, 02/01/27 (e)	70	74
5.13%, 11/01/27 (e)	500	530
4.63%, 06/15/28 (e)	70	74
6.13%, 10/01/28 (e)	285	297
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	75	76
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	55	55
		17,636
Materials 0.9%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (f) (o)	40	44
5.88%, 12/01/27 (g)	391	412
Antofagasta PLC
2.38%, 10/14/30 (e)	200	202
Big River Steel LLC
6.63%, 01/31/29 (e)	275	297

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	25	23
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (e)	45	47
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (e)	50	53
CF Industries, Inc.
5.15%, 03/15/34	240	295
4.95%, 06/01/43	5	6
5.38%, 03/15/44	525	665
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (e)	826	969
Consolidated Energy Holdings, LLC
3.97%, (3 Month USD LIBOR + 3.75%), 06/15/22 (e) (l)	35	34
6.88%, 06/15/25 (e)	35	35
6.50%, 05/15/26 (e)	355	355
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	27
3.15%, 01/14/30 (e)	60	65
3.70%, 01/30/50 (e)	140	154
CSN Resources S.A.
7.63%, 02/13/23 (e)	330	343
First Quantum Minerals Ltd
7.25%, 04/01/23 (e)	595	613
6.50%, 03/01/24 (e)	300	308
7.50%, 04/01/25 (e)	50	52
6.88%, 03/01/26 - 10/15/27 (e)	300	316
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (e)	170	173
7.88%, 07/15/26 (e)	480	507
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (e)	5	6
Freeport-McMoRan Inc.
5.45%, 03/15/43	155	193
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (e)	115	122
Fresnillo PLC
4.25%, 10/02/50 (e)	200	220
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	100	110
GrafTech Finance Inc.
4.63%, 12/15/28 (e)	115	116
Joint Stock Company Alrosa (Public Joint Stock Company)
3.10%, 06/25/27 (e)	50	52
Kaiser Aluminum Corporation
6.50%, 05/01/25 (e)	95	102
4.63%, 03/01/28 (e)	270	280
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	25	28
Methanex Corporation
5.13%, 10/15/27	285	309
5.25%, 12/15/29	135	146
5.65%, 12/01/44	95	102
Metinvest B.V.
7.75%, 04/23/23 (e)	200	213
Nexa Resources S.A.
6.50%, 01/18/28 (e)	70	83
Nufarm Australia Limited
5.75%, 04/30/26 (e)	300	308
Office Cherifien Des Phosphates
6.88%, 04/25/44 (e)	20	26
Olin Corporation
5.13%, 09/15/27	200	209
5.63%, 08/01/29	310	336
5.00%, 02/01/30	270	287
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (e)	300	323
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (e)	155	158
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (e)	100	121
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (e)	11	11
Sasol Financing International Limited
4.50%, 11/14/22	115	117
Sibur Securities Designated Activity Company
2.95%, 07/08/25 (e)	50	52
Stillwater Mining Company
6.13%, 06/27/22 (e)	300	304
The Chemours Company
7.00%, 05/15/25 (g)	260	269
5.38%, 05/15/27 (g)	290	310
5.75%, 11/15/28 (e)	515	526
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (e)	130	144
Valvoline, Inc.
4.25%, 02/15/30 (e)	215	228
Vedanta Resources Limited
6.38%, 07/30/22 (e)	185	164
		11,970
Information Technology 0.6%
Ascend Learning, LLC
6.88%, 08/01/25 (e)	377	389
Banff Merger Sub Inc.
9.75%, 09/01/26 (e)	105	113
Black Knight Infoserv, LLC
3.63%, 09/01/28 (e)	255	261
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	80	87
CDK Global, Inc.
4.88%, 06/01/27	300	317
Dell International L.L.C.
5.85%, 07/15/25 (e)	182	218
6.10%, 07/15/27 (e)	334	415
6.20%, 07/15/30 (e)	289	374
Entegris, Inc.
4.38%, 04/15/28 (e)	155	166
Gartner, Inc.
4.50%, 07/01/28 (e)	145	153
3.75%, 10/01/30 (e)	95	100
Lenovo Group Limited
3.42%, 11/02/30 (e)	200	211
Micron Technology, Inc.
2.50%, 04/24/23	989	1,031
NortonLifelock Inc.
3.95%, 06/15/22	400	408
On Semiconductor Corporation
3.88%, 09/01/28 (e)	110	114
Open Text Corporation
5.88%, 06/01/26 (e)	235	245
3.88%, 02/15/28 (e)	105	109
Oracle Corporation
2.80%, 04/01/27	991	1,092
3.60%, 04/01/40	990	1,160
Rackspace Technology, Inc.
5.38%, 12/01/28 (e)	120	126
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (e)	280	306
Tempo Acquisition, LLC
5.75%, 06/01/25 (e)	120	127
TTM Technologies, Inc.
5.63%, 10/01/25 (e)	415	424
Virtusa Corporation
7.13%, 12/15/28 (e)	55	57
		8,003
Total Corporate Bonds And Notes (cost $440,180)		481,334
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.7%
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (f)	867	825
Series 2019-B-2, 4.46%, 10/16/26 (f)	241	192
Series 2020-A-1A, 3.35%, 01/15/27 (f)	406	385
Series 2020-B-1A, 4.34%, 01/15/27 (f)	245	207
AIMCO CLO 10 Ltd
Series 2019-A-10A, 1.54%, (3 Month USD LIBOR + 1.32%), 07/22/32 (l)	319	319

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Aimco CLO 11 Ltd
Series 2020-A-11A, 1.60%, (3 Month USD LIBOR + 1.38%), 10/15/31 (l)	725	726
Aimco CLO 12 Ltd
Series 2020-A-12A, 0.00%, (3 Month USD LIBOR + 1.21%), 01/20/32 (l)	1,300	1,301
Allegany Park CLO, Ltd.
Series 2019-A-1A, 1.55%, (3 Month USD LIBOR + 1.33%), 01/20/33 (l)	421	422
AMMC CLO XI Limited
Series 2012-A1R2-11A, 1.22%, (3 Month USD LIBOR + 1.01%), 04/30/31 (e) (l)	1,000	992
Ares LIV CLO Ltd
Series 2019-A-54A, 1.56%, (3 Month USD LIBOR + 1.32%), 10/15/32 (l)	778	779
Ares LV CLO Ltd
Series 2020-A1-55A, 1.94%, (3 Month USD LIBOR + 1.70%), 04/15/31 (l)	894	897
Ares LVIII CLO Ltd
Series 2020-A-58A, 0.00%, (3 Month USD LIBOR + 1.22%), 01/25/33 (l)	1,050	1,051
Ares XLI CLO Ltd.
Series 2016-AR-41A, REMIC, 1.44%, (3 Month USD LIBOR + 1.20%), 01/16/29 (l)	1,032	1,032
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 1.47%, (3 Month USD LIBOR + 1.25%), 04/18/33 (l)	303	303
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	540
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,330
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	94
Series 2019-CNM-BPR, REMIC, 3.72%, 11/07/24 (l)	100	90
BAMLL Commercial Mortgage Securities Trust 2020-JGDN
Series 2020-A-JGDN, REMIC, 3.00%, (1 Month USD LIBOR + 2.75%), 11/15/22 (l)	1,001	1,001
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	104
Barings CLO Ltd 2020-I
Series 2020-A1-1A, 1.63%, (3 Month USD LIBOR + 1.40%), 10/15/32 (l)	1,151	1,153
Barings CLO Ltd 2020-IV
Series 2020-A-4A, 0.00%, (3 Month USD LIBOR + 1.22%), 01/20/32 (l)	1,300	1,301
Beechwood Park CLO Ltd
Series 2019-A1-1A, 1.55%, (3 Month USD LIBOR + 1.33%), 01/18/33 (l)	454	455
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (l)	106	126
Series 2019-A5-B14, REMIC, 3.05%, 11/16/29	146	164
Interest Only, Series 2019-XA-B12, REMIC, 1.07%, 08/16/52 (l)	7,273	470
Interest Only, Series 2019-XA-B14, REMIC, 0.79%, 12/15/62 (l)	4,980	247
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, 2.18%, (1 Month USD LIBOR + 2.05%), 11/15/22 (l)	592	592
Bristol Park CLO LTD
Series 2016-AR-1A, 1.23%, (3 Month USD LIBOR + 0.99%), 04/16/29 (l)	911	906
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.24%, (1 Month USD LIBOR + 1.08%), 10/15/21 (l)	420	420
Series 2019-C-XL, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 10/15/21 (l)	528	527
Series 2019-D-XL, REMIC, 1.61%, (1 Month USD LIBOR + 1.45%), 10/15/21 (l)	748	745
Series 2019-E-XL, REMIC, 1.96%, (1 Month USD LIBOR + 1.80%), 10/15/21 (l)	3,424	3,404
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-A-BXLP, REMIC, 0.96%, (1 Month USD LIBOR + 0.80%), 12/15/21 (l)	1,413	1,413
Series 2020-B-BXLP, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 12/15/21 (l)	465	465
Series 2020-C-BXLP, REMIC, 1.28%, (1 Month USD LIBOR + 1.12%), 12/15/21 (l)	369	368
Series 2020-D-BXLP, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 12/15/21 (l)	571	566
Series 2020-E-BXLP, REMIC, 1.76%, (1 Month USD LIBOR + 1.60%), 12/15/21 (l)	435	427
BX Commercial Mortgage Trust 2020-FOX
Series 2020-A-FOX, REMIC, 1.14%, (1 Month USD LIBOR + 1.00%), 11/15/25 (l)	867	869
BX Trust
Series 2018-A-EXCL, REMIC, 1.25%, (1 Month USD LIBOR + 1.09%), 09/15/37 (l)	2,393	2,228
Carvana Auto Receivables Trust
Series 2019-A2-4A, 2.20%, 03/15/21	29	29
Cedar Funding Ltd
Series 2019-A-10A, 1.56%, (3 Month USD LIBOR + 1.34%), 10/20/32 (l)	666	666
Cedar Funding VI CLO Ltd.
Series 2016-AR-6A, 1.31%, (3 Month USD LIBOR + 1.09%), 10/20/28 (l)	250	249
Cedar Funding XII CLO Ltd
Series 2020-A-12A, 1.51%, (3 Month USD LIBOR + 1.27%), 10/25/32 (l)	700	700
Cent CLO
Series 2020-A1-30A, 0.00%, (3 Month USD LIBOR + 1.31%), 01/20/34 (l)	1,720	1,721
CHC Commercial Mortgage Trust
Series 2019-A-CHC, REMIC, 1.28%, (1 Month USD LIBOR + 1.12%), 06/15/21 (l)	1,444	1,422
Series 2019-B-CHC, REMIC, 1.66%, (1 Month USD LIBOR + 1.50%), 06/15/21 (l)	237	223
Series 2019-C-CHC, REMIC, 1.91%, (1 Month USD LIBOR + 1.75%), 06/15/21 (l)	268	248
Columbia Cent CLO 29 Ltd
Series 2020-A1N-29A, REMIC, 1.95%, (3 Month USD LIBOR + 1.70%), 07/21/31 (l)	929	934
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	198
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, REMIC, 2.59%, 12/15/26	654	661
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.59%, (1 Month USD LIBOR + 1.43%), 05/15/21 (l)	572	571
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.39%, (1 Month USD LIBOR + 1.23%), 05/17/21 (l)	521	521
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	303	314
Dryden 68 CLO Ltd
Series 2019-A-68A, 1.55%, (3 Month USD LIBOR + 1.31%), 07/15/32 (l)	920	921
Dryden 78 CLO Ltd
Series 2020-A-78A, 1.40%, (3 Month USD LIBOR + 1.18%), 04/18/33 (l)	600	600
Dryden 83 CLO Ltd
Series 2020-A-83A, 0.00%, 01/18/32 (l)	560	560
Dryden 85 CLO Ltd
Series 2020-A1-85A, 1.56%, (3 Month USD LIBOR + 1.35%), 10/15/32 (l)	868	870
Dryden Senior Loan Fund
Series 2019-A1-76A, 1.55%, (3 Month USD LIBOR + 1.33%), 10/20/32 (l)	876	877
Eaton Vance CLO 2020-1 Ltd
Series 2020-A-1A, 1.65%, (3 Month USD LIBOR + 1.65%), 10/15/30 (l)	1,200	1,205
Eaton Vance CLO 2020-2 Ltd
Series 2020-A1-2A, 1.56%, (3 Month USD LIBOR + 1.37%), 10/15/32 (l)	1,300	1,303
Flatiron CLO 19 Ltd
Series 2019-A-1A, 1.54%, (3 Month USD LIBOR + 1.32%), 11/16/32 (l)	867	868
Flatiron CLO Ltd
Series 2020-A-1A, 1.55%, (3 Month USD LIBOR + 1.30%), 11/21/33 (l)	1,200	1,202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
GB Trust 2020-FLIX
Series 2020-A-FLIX, 1.28%, (1 Month USD LIBOR + 1.12%), 08/17/37 (l)	810	810
Series 2020-B-FLIX, 1.51%, (1 Month USD LIBOR + 1.35%), 08/17/37 (l)	170	171
Series 2020-C-FLIX, 1.76%, (1 Month USD LIBOR + 1.60%), 08/17/37 (l)	100	100
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	355
Lucali Limited
Series 2020-A-1A, 0.00%, (3 Month USD LIBOR + 1.21%), 01/18/33 (l)	640	640
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 1.14%, (3 Month USD LIBOR + 0.92%), 01/24/28 (l)	674	672
Madison Park Funding XLV Ltd
Series 2020-A-45A, 1.92%, (3 Month USD LIBOR + 1.65%), 07/15/31 (l)	1,240	1,243
Madison Park Funding XXXIII, Ltd.
Series 2019-A-33A, 1.57%, (3 Month USD LIBOR + 1.33%), 10/15/32 (l)	426	427
Magnetite XXIII, Limited
Series 2019-A-23A, 1.51%, (3 Month USD LIBOR + 1.30%), 10/25/32 (l)	7,500	7,507
Magnetite XXIV, Limited
Series 2019-A-24A, 1.57%, (3 Month USD LIBOR + 1.33%), 01/18/33 (l)	1,305	1,307
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	236	237
Milos CLO Ltd
Series 2017-AR-1A, 1.29%, (3 Month USD LIBOR + 1.07%), 10/21/30 (l)	915	910
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-A-MART, REMIC, 2.20%, 09/15/21	261	259
Morgan Stanley Capital I Trust
Series 2011-AJ-C3, REMIC, 5.24%, 08/17/21 (l)	300	303
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,208
Series 2019-B-MEAD, REMIC, 3.18%, 11/13/24 (l)	168	162
Series 2019-C-MEAD, REMIC, 3.18%, 11/13/24 (l)	161	147
Series 2019-A-NUGS, REMIC, 2.45%, (1 Month USD LIBOR + 0.95%), 12/15/36 (l)	900	902
Nationstar HECM Loan Trust 2020-1
Series 2020-A1-1A, 1.27%, 03/25/23	469	469
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.40%, (1 Month USD LIBOR + 1.25%), 12/25/28 (l)	7,498	7,566
Navient Student Loan Trust
Series 2016-A-7A, 1.30%, (1 Month USD LIBOR + 1.15%), 12/25/28 (l)	3,347	3,386
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,451	1,439
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	654	634
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 09/15/21	79	79
Provident Funding Mortgage Loan Trust
Series 2019-A3-1, REMIC, 3.00%, 10/25/26 (l)	128	130
RETL
Series 2019-C-RVP, REMIC, 2.26%, (1 Month USD LIBOR + 2.10%), 03/15/21 (f) (l)	1,320	1,267
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	769	738
Series 2020-B-1A, 4.34%, 03/15/27	234	188
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	937
Series 2020-2C-1, 1.88%, 01/15/26	365	374
Series 2020-2C-2, 2.33%, 01/15/28	279	284
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (f)	741	707
Silverstone Master Issuer PLC
Series 2019-1A-1A, 0.78%, (3 Month USD LIBOR + 0.57%), 01/21/70 (f) (l)	375	376
Stratus CLO 2020-1 Ltd
Series 2020-A-1A, 2.20%, (3 Month USD LIBOR + 1.98%), 05/01/28 (l)	1,122	1,126
Symphony CLO XXIII, Ltd.
Series 2020-A-23A, 1.49%, (3 Month USD LIBOR + 1.32%), 01/17/34 (l)	750	751
Taconic Park CLO Ltd
Series 2016-A1R-1A, 1.22%, (3 Month USD LIBOR + 1.00%), 01/20/29 (l)	606	603
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	1,099	1,037
Usaa Ultra Short-Term Bond Fund
Series 2019-AR-75A, 1.44%, (3 Month USD LIBOR + 1.20%), 07/15/30 (l)	447	447
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	761	790
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	73
Voya CLO 2017-1, Ltd
Series 2017-A1-1A, REMIC, 1.47%, (3 Month USD LIBOR + 1.25%), 04/17/30 (l)	766	766
Voya CLO 2020-2 Ltd
Series 2020-A1-2A, REMIC, 1.85%, (3 Month USD LIBOR + 1.60%), 07/21/31 (l)	1,200	1,203
Voya CLO 2020-3 Ltd
Series 2020-A1-3A, 1.50%, (3 Month USD LIBOR + 1.30%), 10/20/31 (l)	1,600	1,601
Voya CLO Ltd
Series 2020-A-1A, 1.98%, (3 Month USD LIBOR + 1.70%), 07/16/31 (l)	1,032	1,035
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	627
Total Non-U.S. Government Agency Asset-Backed Securities (cost $92,504)		92,292
SENIOR FLOATING RATE INSTRUMENTS 5.1%
Consumer Discretionary 1.1%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (l)	247	244
Academy, Ltd.
2020 Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 10/28/27 (l)	165	164
Adient US LLC
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 04/25/24 (l)	71	71
Term Loan B, 4.46%, (3 Month USD LIBOR + 4.25%), 04/25/24 (l)	24	24
Advantage Sales & Marketing, Inc.
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 10/31/27 (l)	230	229
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 6.75%, (3 Month USD LIBOR + 6.00%), 02/01/26 (l) (q)	75	75
Airbnb, Inc.
Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 04/17/25 (l)	109	118
Alterra Mountain Company
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 05/13/26 (l) (r)	125	125
2020 Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 05/13/26 (l)	45	45
Anastasia Parent, LLC
2018 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.75%), 08/03/25 (l)	246	161
Apro, LLC
2019 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 10/28/26 (l)	160	159
Aramark Services, Inc.
2019 Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 12/04/26 (l)	124	122
Aristocrat Leisure Limited
2018 1st Lien Term Loan, 1.96%, (3 Month USD LIBOR + 1.75%), 10/19/24 (l)	76	76
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (l)	35	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Bass Pro Group, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 11/15/23 (l)	1,548	1,551
BidFair MergerRight Inc
Term Loan B, 6.50%, (1 Month USD LIBOR + 5.50%), 01/23/27 (l)	116	116
Bombardier Recreational Products, Inc.
2020 Incremental Term Loan B2, 6.00%, (3 Month USD LIBOR + 5.00%), 05/07/25 (l)	286	291
Boyd Gaming Corporation
Term Loan B3, 2.35%, (3 Month USD LIBOR + 2.25%), 09/15/23 (l)	89	88
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 12/23/24 (l)	657	644
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (l)	315	315
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (l)	628	628
Canada Goose Inc.
Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 09/30/27 (l)	65	65
Canister International Group Inc.
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 12/21/26 (l)	124	123
Carnival Corporation
USD Term Loan B, 8.50%, (1 Month USD LIBOR + 7.50%), 06/29/25 (l)	134	138
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 02/07/26 (l)	149	145
CCM Merger, Inc.
2020 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 11/06/25 (l)	70	70
CEC Entertainment, Inc.
2019 Term Loan B, 9.50%, (3 Month USD LIBOR + 8.50%), 08/26/24 (l)	124	79
2020 Exit Term Loan, 9.25%, (3 Month USD LIBOR + 9.25%), 12/29/25 (l)	24	29
CityCenter Holdings, LLC
2017 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 04/14/24 (l)	246	242
Conservice Midco, LLC
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 4.25%), 05/07/27 (l)	65	65
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (l)	430	425
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 03/08/24 (l)	491	438
2017 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.00%), 09/08/24 (l)	30	20
Global Education Management Systems Establishment
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/30/26 (l)	218	216
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 06/10/24 (l)	640	624
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (l)	443	427
2020 Initial Term Loan, 13.00%, (3 Month USD LIBOR + 12.00%), 10/04/23 (l) (q)	35	40
Herschend Entertainment Company, LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 08/18/25 (l)	50	50
JetBlue Airways Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 5.25%), 06/12/24 (l) (r)	60	62
Term Loan, 6.25%, (3 Month USD LIBOR + 5.25%), 06/12/24 (l)	63	65
JP Intermediate B, LLC
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 11/20/25 (l)	59	52
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (l)	119	114
KUEHG Corp.
2018 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/21/25 (l)	491	464
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 03/13/25 (l)	76	76
LEB Holdings (USA), Inc
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 09/25/27 (l)	40	40
Les Schwab Tire Centers
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/26/27 (l)	155	155
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/22/22 (l)	119	116
Mattress Firm Inc
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 11/24/27 (l)	80	80
MI Windows and Doors, LLC
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/14/27 (l)	100	100
Michaels Stores, Inc.
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/17/27 (l)	120	118
Milano Acquisition Corp
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (l)	390	389
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (l)	210	218
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 6.40%, (1 Month USD LIBOR + 6.25%), 03/01/26 (l)	40	35
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 03/13/26 (l)	146	145
Party City Holdings Inc.
2018 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 08/19/22 (l)	105	97
PCI Gaming Authority
Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (l)	75	74
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (l)	112	110
Pure Fishing, Inc.
Term Loan, 4.65%, (1 Month USD LIBOR + 4.50%), 12/14/25 (l)	125	120
Recorded Books Inc.
2020 Term Loan, 4.75%, (1 Month USD LIBOR + 4.25%), 08/31/25 (l)	60	60
Samsonite International S.A.
2020 Incremental Term Loan B2, 5.50%, (1 Month USD LIBOR + 4.50%), 04/25/25 (l)	90	89
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 08/14/24 (l)	151	147
Seminole Tribe of Florida
2018 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 07/26/24 (l)	120	119
Service King Holdings, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 6.75%), 12/16/25 (l) (r)	50	51
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (l)	185	192
SMG US Midco 2, Inc.
2020 Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 01/23/25 (l)	15	14
2020 Term Loan, 2.71%, (3 Month USD LIBOR + 2.50%), 01/23/25 (l)	35	33
Spin Holdco Inc.
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 11/14/22 (l)	477	474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Springer Nature Deutschland GmbH
USD Term Loan B16, 4.50%, (1 Month USD LIBOR + 3.50%), 08/14/24 (l)	59	59
Staples, Inc.
Term Loan B2, 4.71%, (3 Month USD LIBOR + 4.50%), 09/12/24 (l)	34	33
7 Year Term Loan, 5.21%, (3 Month USD LIBOR + 5.00%), 04/05/26 (l)	82	79
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.75%, (3 Month USD LIBOR + 3.50%), 06/29/25 (l)	203	204
Station Casinos LLC
2020 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.25%), 01/30/27 (l)	248	243
STG-Fairway Holdings, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 01/22/27 (l)	50	49
Thor Industries, Inc.
USD Term Loan B, 3.94%, (3 Month USD LIBOR + 3.75%), 02/01/26 (l)	130	129
Twin River Worldwide Holdings, Inc.
2020 Incremental Term Loan B1, 9.00%, (1 Month USD LIBOR + 8.00%), 05/10/25 (l)	90	95
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6 Month USD LIBOR + 3.25%), 04/25/26 (l)	39	39
United PF Holdings, LLC
2019 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 4.00%), 12/30/26 (l)	128	120
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 12/30/26 (l) (q)	30	30
US LBM Holdings, LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (l) (r)	110	110
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (l) (r)	25	25
Weber-Stephen Products LLC
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 10/20/27 (l)	125	125
Whatabrands LLC
2020 Term Loan B, 2.97%, (1 Month USD LIBOR + 2.75%), 08/02/26 (l)	342	339
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 08/19/23 (l)	509	507
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (l)	125	125
WW International, Inc.
2017 Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 11/16/24 (l)	202	202
		14,799
Information Technology 0.8%
Allegro Microsystems, Inc.
Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 09/24/27 (l)	8	8
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (l)	837	819
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (l)	250	250
AppLovin Corporation
2020 Incremental Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 08/15/25 (l)	107	107
Aptean, Inc.
2019 Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 04/23/26 (l)	125	123
Arches Buyer Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/24/27 (l)	200	200
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (l)	148	147
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 07/12/24 (l)	105	105
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/30/25 (l)	409	407
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.19%, (1 Month USD LIBOR + 2.00%), 11/14/25 (l)	237	235
CCC Information Services, Inc.
2017 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 03/30/24 (l)	124	123
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.60%, (3 Month USD LIBOR + 2.50%), 04/05/25 (l)	184	181
Cloudera, Inc.
Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 12/22/27 (l)	100	100
CommerceHub, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 12/02/27 (l) (r)	125	125
CommScope, Inc.
2019 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/07/26 (l)	494	489
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 07/31/26 (l)	323	322
Dell International L.L.C.
2019 Term Loan B, 2.75%, (1 Month USD LIBOR + 2.00%), 09/11/25 (l)	196	196
EIG Investors Corp.
2018 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/09/23 (l)	202	202
Emerald TopCo Inc
Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 07/16/26 (l)	123	122
Epicor Software Corporation
2020 Term Loan, 5.25%, (1 Month USD LIBOR + 4.25%), 07/21/27 (l)	140	140
EVO Payments International LLC
2018 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 12/22/23 (l)	183	183
Flexera Software LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 01/26/28 (l) (r)	100	100
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/15/24 (l)	371	371
2017 Repriced Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/15/24 (l)	117	117
2020 Term Loan B3, 2.65%, (1 Month USD LIBOR + 2.50%), 08/07/27 (l)	124	125
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B, 4.14%, (3 Month USD LIBOR + 4.00%), 10/08/27 (l)	119	119
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (l)	56	56
GT Polaris, Inc.
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/04/27 (l)	130	130
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (l)	214	214
Imprivata, Inc
Term Loan, 4.25%, (1 Month USD LIBOR + 3.75%), 11/24/27 (l)	125	125
MA FinanceCo., LLC
USD Term Loan B3, 2.90%, (1 Month USD LIBOR + 2.75%), 04/19/24 (l)	15	14
2020 USD Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/28/25 (l)	50	50
Marcel LUX IV SARL
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 09/22/27 (l)	55	55
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 09/29/24 (l)	444	444
MH Sub I, LLC
2017 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 08/09/24 (l)	99	98
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/04/25 (l)	25	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
ON Semiconductor Corporation
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 09/13/26 (l)	123	124
Playtika Holding Corp
Term Loan B, 7.00%, (6 Month USD LIBOR + 6.00%), 12/03/24 (l)	300	301
Press Ganey Holdings, Inc.
2020 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 07/25/26 (l)	70	70
Project Boost Purchaser, LLC
2020 Incremental Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 05/30/26 (l)	125	125
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 11/03/23 (l)	322	321
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (l)	405	405
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (l)	695	693
S2P Acquisition Borrower, Inc.
Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 08/01/26 (l)	59	59
Sabre GLBL Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/17/27 (l) (r)	125	125
Seattle Spinco, Inc.
USD Term Loan B3, 2.90%, (1 Month USD LIBOR + 2.75%), 04/19/24 (l)	315	311
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (l)	215	215
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (l)	247	244
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (l)	319	315
2018 Term Loan B5, 1.90%, (1 Month USD LIBOR + 1.75%), 04/15/25 (l)	119	118
TTM Technologies, Inc.
2017 Term Loan, 2.64%, (3 Month USD LIBOR + 2.50%), 09/28/24 (l)	126	125
Ultimate Software Group Inc(The)
Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 04/08/26 (l)	55	55
2020 Incremental Term Loan B, 4.24%, (3 Month USD LIBOR + 4.00%), 05/03/26 (l)	474	476
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (l)	125	128
VS Buyer, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/19/27 (l)	184	183
Web.com Group, Inc.
2018 Term Loan B, 3.90%, (3 Month USD LIBOR + 3.75%), 09/12/25 (l)	250	246
Xperi Corporation
2020 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 06/01/25 (l)	207	208
		11,473
Communication Services 0.8%
ABG Intermediate Holdings 2 LLC
2020 Incremental Term Loan, 6.25%, (3 Month USD LIBOR + 5.25%), 09/29/24 (l) (q)	30	30
Adevinta ASA
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 01/01/27 (l) (r)	90	90
Allen Media, LLC
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.50%), 02/05/27 (l)	442	440
Altice France S.A.
USD Term Loan B12, 3.85%, (1 Month USD LIBOR + 3.69%), 01/31/26 (l)	985	973
Aristocrat Technologies, Inc.
2018 1st Lien Term Loan, 1.96%, (3 Month USD LIBOR + 1.75%), 10/19/24 (l)	49	49
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (l)	85	85
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/15/27 (l)	109	108
Charter Communications Operating, LLC
2019 Term Loan B2, 1.90%, (1 Month USD LIBOR + 1.75%), 02/01/27 (l)	633	628
Cineworld
1st Lien Term Loan B, 0.00%, 05/23/24 (l) (r)	35	41
Connect Finco Sarl
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 09/23/26 (l)	169	169
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/15/27 (l)	85	85
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 2.40%, (1 Month USD LIBOR + 2.25%), 01/22/28 (l)	290	286
CSC Holdings, LLC
2017 Term Loan B1, 2.41%, (1 Month USD LIBOR + 2.25%), 07/15/25 (l)	985	969
2018 Incremental Term Loan, 2.41%, (1 Month USD LIBOR + 2.25%), 01/31/26 (l)	40	39
Cumulus Media New Holdings Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/31/26 (l)	62	61
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 08/24/26 (l)	326	287
E.W. Scripps Company (The)
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/15/27 (l) (r)	115	115
Frontier Communications Corp.
2020 DIP Exit Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/01/27 (l)	525	527
Hargray Communications Group, Inc.
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/23/24 (l)	125	125
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (l)	54	53
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 05/01/26 (l)	122	121
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 5.73%, (3 Month USD LIBOR + 5.50%), 07/28/21 (l)	214	218
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (l)	214	218
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (l)	1,000	1,012
2017 Term Loan B4, 8.75%, (PRIME + 5.50%), 01/14/24 (l)	25	25
ION Media Networks, Inc.
2019 Term Loan B, 3.19%, (1 Month USD LIBOR + 3.00%), 12/17/24 (l)	149	149
Iridium Satellite LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 10/08/27 (l)	89	90
LCPR Loan Financing LLC
Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 10/22/26 (l)	90	90
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/27 (l)	247	243
NASCAR Holdings Inc.
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 07/19/26 (l)	113	112
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.89%, (3 Month USD LIBOR + 2.75%), 06/13/26 (l)	265	263
Northwest Fiber, LLC
Term Loan B, 5.65%, (1 Month USD LIBOR + 5.50%), 05/01/27 (l)	249	250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Red Ventures, LLC
2020 Term Loan B2, 2.65%, (1 Month USD LIBOR + 2.50%), 11/08/24 (l)	212	209
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 11/08/24 (l)	60	60
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (6 Month USD LIBOR + 4.50%), 06/20/24 (l)	199	186
2017 2nd Lien Term Loan, 9.25%, (6 Month USD LIBOR + 8.25%), 06/30/25 (l)	150	115
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1 Month USD LIBOR + 2.50%), 07/18/26 (l)	89	88
Springer Nature Deutschland GmbH
USD Term Loan B16, 4.50%, (1 Month USD LIBOR + 3.50%), 08/14/24 (l)	304	303
Telesat Canada
Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 11/22/26 (l)	118	117
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 10/04/26 (l)	516	516
TRITON BIDCO
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 09/23/26 (l) (r)	25	25
Univision Communications Inc.
2020 Replacement Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 03/15/26 (l) (r)	15	15
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (l)	139	139
Virgin Media Bristol LLC
USD Term Loan N, 2.66%, (1 Month USD LIBOR + 2.50%), 10/03/27 (l)	125	124
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (l)	130	127
Xplornet Communications, Inc.
2020 Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 05/28/27 (l)	110	110
Zayo Group Holdings, Inc.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (l)	499	495
		10,580
Industrials 0.6%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (l)	159	158
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (l)	—	—
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (l)	200	200
Altra Industrial Motion Corp.
2018 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 09/26/25 (l)	200	200
Amentum Government Services Holdings LLC
Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 01/24/27 (l)	149	149
2020 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/03/27 (l)	125	126
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (l)	95	95
APi Group DE, Inc.
Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 09/25/26 (l)	124	123
2020 Incremental Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 10/01/26 (l)	80	80
APX Group, Inc.
2020 Term Loan, 5.15%, (1 Month USD LIBOR + 5.00%), 12/31/25 (l)	100	99
2020 Term Loan, 7.25%, (PRIME + 4.00%), 12/31/25 (l)	—	—
Big Ass Fans LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 05/21/24 (l) (r)	26	26
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (l)	330	321
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/01/25 (l)	516	514
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (l)	440	440
Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 10/31/26 (l)	133	133
CNT Holdings I Corp
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.75%), 10/16/27 (l)	150	150
CP Atlas Buyer, Inc.
2020 Delayed Draw Term Loan B2, 5.25%, (3 Month USD LIBOR + 4.50%), 12/31/23 (l)	21	21
2020 Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.50%), 11/20/27 (l)	64	64
CPI Holdco, LLC
2019 Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 10/28/26 (l)	25	25
CTOS, LLC
2020 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 04/18/25 (l)	125	125
Delta Air Lines, Inc.
2020 GSR Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 04/27/23 (l)	134	136
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (l)	173	164
2020 Term Loan B1, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (l)	321	305
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (l)	150	148
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 03/27/25 (l)	236	233
Genesee & Wyoming Inc.
Term Loan, 2.25%, (3 Month USD LIBOR + 2.00%), 10/29/26 (l)	84	84
GIP III Stetson I, L.P
2018 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 12/06/24 (l)	322	288
Graham Packaging Company Inc.
Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 07/28/27 (l)	176	177
Hamilton Holdco, LLC
2018 Term Loan B, 2.26%, (3 Month USD LIBOR + 2.00%), 06/01/25 (l)	144	142
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 10/14/27 (l)	355	354
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/05/27 (l)	114	112
MHI Holdings,LLC
Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 09/18/26 (l)	130	129
PAE Holding Corporation
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.50%), 10/13/27 (l)	55	55
Pike Corporation
2020 Term Loan B, 4.12%, (1 Month USD LIBOR + 3.00%), 07/24/26 (l)	66	65
Pitney Bowes Inc.
Term Loan B, 5.65%, (1 Month USD LIBOR + 5.50%), 12/12/26 (l)	48	48
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 02/05/23 (l)	198	198
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (l)	150	148
The Hillman Group, Inc.
2018 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/16/25 (l)	248	247

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1 Month USD LIBOR + 2.25%), 06/09/23 (l)	982	962
2020 Term Loan E, 2.40%, (1 Month USD LIBOR + 2.25%), 05/30/25 (l)	80	78
Tunnel Hill Partners, LP
Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 02/08/26 (l)	123	113
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/13/23 (l)	526	524
USI, Inc.
2017 Repriced Term Loan, 3.25%, (3 Month USD LIBOR + 3.00%), 05/16/24 (l)	368	362
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/21/22 (l)	124	123
Verra Mobility Corporation
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/28/25 (l) (r)	185	183
Vertiv Group Corporation
Term Loan B, 3.14%, (1 Month USD LIBOR + 3.00%), 02/11/27 (l)	393	390
WP CPP Holdings, LLC
2018 Term Loan , 4.75%, (3 Month USD LIBOR + 3.75%), 04/30/25 (l)	123	115
Zekelman Industries, Inc.
2020 Term Loan, 2.14%, (1 Month USD LIBOR + 2.00%), 01/17/27 (l)	97	96
		9,028
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 01/30/27 (l)	328	321
AlixPartners, LLP
2017 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 03/28/24 (l)	99	98
Alliant Holdings Intermediate, LLC
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (l)	199	199
Amerilife Holdings LLC
2020 Term Loan, 4.14%, (1 Month USD LIBOR + 4.00%), 02/06/27 (l)	169	167
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 01/19/24 (l)	322	321
AssuredPartners Capital, Inc.
2020 Incremental Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 02/13/27 (l)	74	74
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 02/13/27 (l)	79	78
Asurion LLC
2017 Term Loan B4, 3.40%, (1 Month USD LIBOR + 3.25%), 08/04/22 (l)	1,342	1,339
2017 2nd Lien Term Loan, 6.65%, (1 Month USD LIBOR + 6.50%), 08/04/25 (l)	352	354
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (l)	82	82
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (l)	162	156
Blackstone CQP Holdco LP
Term Loan B, 3.74%, (3 Month USD LIBOR + 3.50%), 05/29/24 (l)	313	312
Blucora, Inc.
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/22/24 (l)	125	125
Buzz Merger Sub Ltd
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 01/29/27 (l)	25	25
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/27 (l)	130	130
Citadel Securities LP
2020 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 02/27/26 (l)	289	289
Crown Finance US, Inc.
2018 USD Term Loan, 2.77%, (6 Month USD LIBOR + 2.50%), 02/05/25 (l)	284	192
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 08/15/25 (l)	282	276
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (l)	165	165
FinCo I LLC
2020 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 06/27/25 (l)	100	100
Focus Financial Partners, LLC
2020 Term Loan, 2.15%, (1 Month USD LIBOR + 2.00%), 07/03/24 (l)	149	148
Franklin Square Holdings, L.P.
2018 Term Loan B, 2.44%, (1 Month USD LIBOR + 2.25%), 07/26/25 (l)	74	74
Hub International Limited
2018 Term Loan B, 2.94%, (3 Month USD LIBOR + 2.75%), 04/25/25 (l)	1	1
2018 Term Loan B, 2.96%, (3 Month USD LIBOR + 2.75%), 04/25/25 (l)	565	554
2019 Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 04/25/25 (l)	124	124
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 11/01/24 (l)	337	336
USD Incremental Term Loan B, 0.00%, (1 Month USD LIBOR + 4.00%), 11/21/24 (l) (r)	25	25
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (l)	237	219
2018 Term Loan C, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (l)	13	12
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1 Month USD LIBOR + 3.75%), 06/06/25 (l)	80	80
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.90%, (1 Month USD LIBOR + 1.75%), 02/07/27 (l)	186	186
Russell Investments US Inst'l Holdco, Inc.
2020 Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 05/30/25 (l)	125	124
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/23/27 (l)	180	179
Trans Union, LLC
2019 Term Loan B5, 1.90%, (1 Month USD LIBOR + 1.75%), 11/13/26 (l)	328	326
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 7.00%), 02/28/25 (l)	89	87
2019 Term Loan, 5.22%, (3 Month USD LIBOR + 5.00%), 03/18/26 (l)	91	61
UGI Energy Services, LLC
Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 08/01/26 (l)	123	123
VFH Parent LLC
2019 Term Loan B, 3.15%, (3 Month USD LIBOR + 3.00%), 01/22/26 (l)	211	210
		7,672
Health Care 0.4%
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 09/20/26 (l)	268	269
American Renal Holdings Inc.
2017 Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 06/22/24 (l)	486	484
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 10/17/22 (l) (q)	197	197
Athenahealth, Inc.
2019 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 01/25/26 (l)	474	473
Bausch Health Companies Inc.
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 11/26/25 (l)	789	781

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (l)	279	279
DaVita, Inc.
2020 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 07/30/26 (l)	123	122
Elanco Animal Health Incorporated
Term Loan B, 1.89%, (3 Month USD LIBOR + 1.75%), 02/04/27 (l)	365	362
Ensemble RCM, LLC
Term Loan, 3.96%, (3 Month USD LIBOR + 3.75%), 07/24/26 (l)	74	74
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (l)	100	99
Help At Home, Inc.
2020 Delayed Draw Term Loan, 0.00%, 10/20/27 (l) (r)	7	7
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.00%), 10/20/27 (l)	53	53
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1 Month USD LIBOR + 2.50%), 08/18/22 (l)	125	125
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 10/15/27 (l)	162	163
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 4.39%, (1 Month USD LIBOR + 4.25%), 08/01/26 (l)	5	5
1st Lien Delayed Draw Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 08/01/26 (l)	11	11
1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 08/01/26 (l)	73	72
2020 Incremental Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/31/26 (l) (q)	70	71
2nd Lien Term Loan, 8.40%, (1 Month USD LIBOR + 8.25%), 07/31/27 (l)	35	35
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (l)	281	279
Packaging Coordinators Midco, Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/25/27 (l)	85	85
Pathway Vet Alliance LLC
2020 Delayed Draw Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 03/31/27 (l)	2	2
2020 Delayed Draw Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 03/31/27 (l)	4	4
2020 Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 03/31/27 (l)	101	101
2020 Delayed Draw Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 03/31/27 (l)	2	2
Pluto Acquisition I, Inc.
2020 Incremental Term Loan B, 5.50%, (3 Month USD LIBOR + 5.00%), 06/22/26 (l)	125	125
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/28/25 (l)	20	19
2018 1st Lien Term Loan B, 5.29%, (1 Year USD LIBOR + 4.25%), 06/28/25 (l)	17	17
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/09/25 (l)	272	271
Rockwood Service Corporation
2020 Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 12/21/26 (l)	164	163
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 06/18/24 (l)	108	106
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6 Month USD LIBOR + 3.00%), 06/16/24 (l)	492	480
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 06/11/26 (l)	370	368
US Radiology Specialists, Inc.
2020 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 12/10/27 (l)	75	74
Zelis Healthcare Corporation
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 09/26/26 (l)	124	124
		5,902
Materials 0.4%
Angus Chemical
Term Loan, 0.00%, (3 Month USD LIBOR + 7.75%), 10/28/28 (l) (r)	25	25
Aruba Investments, Inc.
2020 USD Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/28/27 (l)	85	85
Asplundh Tree Expert, LLC
Term Loan B, 2.65%, (3 Month USD LIBOR + 2.50%), 08/19/27 (l)	135	135
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.50%, (1 Month USD LIBOR + 2.50%), 10/30/27 (l)	125	125
BCPE Empire Holdings, Inc.
2019 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 06/11/26 (l)	56	55
2020 Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 06/12/26 (l)	125	124
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.16%, (1 Month USD LIBOR + 3.00%), 11/01/25 (l)	487	478
2018 1st Lien Term Loan, 3.23%, (3 Month USD LIBOR + 3.00%), 11/01/25 (l)	4	4
Berry Global, Inc.
Term Loan Y, 2.15%, (1 Month USD LIBOR + 2.00%), 07/01/26 (l)	707	703
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/20/27 (l)	125	125
Clearwater Paper Corporation
Term Loan B, 3.25%, (3 Month USD LIBOR + 3.00%), 07/19/26 (l) (q)	24	24
Consolidated Energy Finance, S.A.
Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 05/07/25 (l)	491	468
Emerald Performance Materials, LLC
2020 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 08/07/25 (l)	100	100
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 12/15/23 (l)	404	402
1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 12/29/23 (l)	28	28
2018 Incremental Term Loan, 3.23%, (3 Month USD LIBOR + 3.00%), 06/20/25 (l)	125	123
Gemini HDPE LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/11/27 (l) (r)	100	99
Hexion Inc.
USD Exit Term Loan, 3.73%, (6 Month USD LIBOR + 3.50%), 06/27/26 (l)	49	49
Messer Industries GmbH
2018 USD Term Loan, 2.75%, (3 Month USD LIBOR + 2.50%), 09/19/25 (l)	180	178
Neenah, Inc.
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 06/26/27 (l)	35	35
Oxbow Carbon LLC
2020 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.25%), 10/09/25 (l)	49	49
Pixelle Specialty Solutions LLC
Term Loan B, 7.50%, (1 Month USD LIBOR + 6.50%), 10/31/24 (l)	48	48
Pregis TopCo Corporation
1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 07/25/26 (l)	74	74
2020 Incremental Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 08/01/26 (l)	75	74
Reynolds Group Holdings Inc.
2020 Term Loan B2, 0.00%, (3 Month USD LIBOR + 3.25%), 02/03/26 (l) (r)	35	35
2020 Term Loan B2, 3.40%, (1 Month USD LIBOR + 3.25%), 02/03/26 (l)	125	125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Sabert Corporation
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 11/22/26 (l)	147	146
SCIH Salt Holdings Inc.
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 03/03/27 (l)	70	70
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 09/10/25 (l)	479	473
Vectra Co.
1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 02/27/25 (l)	174	169
Vertical Midco GmbH
USD Term Loan B, 4.57%, (6 Month USD LIBOR + 4.25%), 06/30/27 (l)	100	100
White Cap Buyer LLC
Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 10/08/27 (l)	155	155
2020 1st Lien Term Loan B, 0.00%, 12/31/49 (l) (r)	39	39
		4,922
Consumer Staples 0.2%
Atkins Nutritionals Holdings II, Inc.
2017 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 07/07/24 (l)	7	7
2017 Term Loan B, 7.75%, (1 Month USD LIBOR + 3.75%), 07/07/24 (l)	16	16
B&G Foods, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 09/16/26 (l) (r)	100	100
BellRing Brands, LLC
2019 Term Loan B, 6.00%, (1 Month USD LIBOR + 5.00%), 10/10/24 (l)	137	138
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.15%, (1 Month USD LIBOR + 2.00%), 01/26/24 (l)	232	232
BW Gas & Convenience Holdings, LLC
Term Loan, 6.40%, (1 Month USD LIBOR + 6.25%), 11/14/24 (l)	56	56
Chobani, LLC
2020 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 10/20/27 (l)	185	184
Energizer Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 12/16/27 (l) (r)	54	54
2020 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 12/16/27 (l)	46	46
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 01/29/27 (l)	179	177
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 04/27/26 (l)	491	487
KIK Custom Products
Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 12/31/23 (l) (r)	125	125
Knowlton Development Corporation Inc.
2020 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 12/21/25 (l)	100	99
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 01/30/27 (l)	160	158
Shearer's Foods, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 09/15/27 (l)	109	109
Smart & Final Stores LLC
2019 Term Loan B, 6.90%, (1 Month USD LIBOR + 6.75%), 06/20/25 (l)	128	129
US Foods, Inc.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 08/14/26 (l)	123	121
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 08/08/25 (l)	288	288
		2,526
Energy 0.2%
Apergy Corporation
2020 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 05/29/27 (l)	78	79
Array Technologies, Inc.
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 10/07/27 (l)	247	242
BCP Raptor, LLC
Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/24 (l)	491	448
Chesapeake Energy Corporation
2019 Last Out Term Loan, 0.00%, 06/09/24 (i) (j)	100	83
CITGO Holding Inc.
2019 Term Loan B, 8.00%, (3 Month USD LIBOR + 7.00%), 07/23/23 (l)	59	55
Citgo Petroleum Corporation
2019 Term Loan B, 7.25%, (3 Month USD LIBOR + 6.25%), 03/28/24 (l)	122	121
Delek US Holdings, Inc.
2018 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/16/25 (l)	84	81
2020 Incremental Term Loan B, 6.50%, (1 Month USD LIBOR + 5.50%), 03/31/25 (l)	89	88
Eastern Power, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/02/23 (l)	86	80
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/02/23 (l)	2	2
EG America LLC
2018 USD Term Loan, 4.25%, (3 Month USD LIBOR + 4.00%), 02/06/25 (l)	454	448
ExGen Renewables IV, LLC
2020 Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 12/11/27 (l)	100	100
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (l)	13	13
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (l)	69	69
Limetree Bay Terminals, LLC
2017 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 02/10/24 (l)	172	162
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/10/26 (l)	98	96
Matador Bidco S.a.r.l.
Term Loan, 4.90%, (1 Month USD LIBOR + 4.75%), 10/15/26 (l)	35	35
RS Ivy Holdco, Inc
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 12/17/27 (l) (q)	60	59
TPF II Power LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 10/02/23 (l) (r)	20	19
		2,280
Utilities 0.0%
Hamilton Projects Acquiror, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/10/27 (l)	199	199
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/18/25 (l)	229	231
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (l)	147	147
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (l)	36	35
		612
Real Estate 0.0%
KREF Holdings X LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/04/27 (l)	85	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
VICI Properties 1 LLC
Replacement Term Loan B, 1.89%, (1 Month USD LIBOR + 1.75%), 12/13/24 (l)	500	491
		577
Total Senior Floating Rate Instruments (cost $70,119)		70,371
COMMON STOCKS 0.0%
Industrials 0.0%
Alamo Group Inc. (i) (k)	4	62
Communication Services 0.0%
ACNR Holdings Inc. (i) (q)	—	60
Energy 0.0%
California Resources Corporation (i)	2	55
Total Common Stocks (cost $166)		177
WARRANTS 0.0%
California Resources Corporation (i)	—	2
Cineworld Group PLC (i) (k)	12	8
Total Warrants (cost $0)		10
SHORT TERM INVESTMENTS 10.1%
Investment Companies 9.7%
JNL Government Money Market Fund, 0.02% (s) (t)	133,291	133,291
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.07% (s) (t)	6,266	6,266
Total Short Term Investments (cost $139,557)		139,557
Total Investments 102.1% (cost $1,336,557)		1,407,186
Total Forward Sales Commitments (0.9)% (proceeds $11,724)		(11,738)
Total Purchased Options 0.0% (cost $84)		70
Other Derivative Instruments (0.0)%		(101)
Other Assets and Liabilities, Net (1.2)%		(17,657)
Total Net Assets 100.0%		1,377,760

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $26,522.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $157,590 and 11.4% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(g) All or a portion of the security was on loan as of December 31, 2020.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) Non-income producing security.

(j) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.9%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.9%)
Mortgage-Backed Securities (0.9%)
Federal National Mortgage Association, Inc.
TBA, 3.50%, 01/15/51 (a)	(11,100)	(11,738)
Total Government And Agency Obligations (proceeds $11,724)		(11,738)
Total Forward Sales Commitments (0.9%) (proceeds $11,724)		(11,738)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2020, the total proceeds for investments sold on a delayed delivery basis was $11,724.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	980	1,012	0.1
ADES International Holding PLC, 8.63%, 04/24/24	07/11/19	201	200	—
Alfa Bond Issuance Public Limited Company, 6.95% (callable at 100, 04/30/23)	01/22/20	201	207	—
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/21)	06/27/19	390	400	0.1
DTEK Finance PLC, 10.75%, 12/31/24	06/25/19	96	59	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	85	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	84	88	—
Mesquite Energy, Inc., 15.00%, 07/15/23	07/09/20	25	25	—
Mesquite Energy, Inc., 15.00%, 07/15/23	11/05/20	44	44	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	07/29/20	225	228	—
Ministry of Finance of the Russian Federation, 4.38%, 03/21/29	08/20/20	463	466	0.1
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	11/19/19	704	758	0.1
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	26	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	12	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	197	208	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	320	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	50	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	19	—
TBG Global Pte. Ltd., 5.25%, 02/10/22	07/03/19	200	200	—
TCS Finance Designated Activity Company, 9.25% (callable at 100, 09/15/22)	06/25/19	205	212	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	07/01/19	499	280	—
		8,467	4,899	0.4

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States Long Bond	23	March 2021	3,995	8	(11)

Short Contracts
United States 10 Year Note	(86)	March 2021	(11,858)	(10)	(17)
United States 2 Year Note	(9)	April 2021	(1,987)	—	(3)
United States 5 Year Note	(12)	April 2021	(1,510)	(1)	(4)
				(11)	(24)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Paying	0.25	(S)	03/17/23	4,623	1	4
3M LIBOR (Q)	Paying	0.50	(S)	03/17/26	1,391	1	4
3M LIBOR (Q)	Paying	0.75	(S)	03/17/31	869	1	(19)
3M LIBOR (Q)	Paying	1.00	(S)	03/17/51	43	—	(4)
						3	(15)

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 02/28/30	GSC	Call	140.25	02/26/25	1,500,000	31
3M LIBOR, 02/28/30	GSC	Put	140.25	02/26/25	1,500,000	39
						70

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/12/29	BOA	Call	190.00	12/10/24	1,900,000	(80)
3M LIBOR, 12/12/29	BOA	Put	190.00	12/10/24	1,900,000	(21)
						(101)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 98.9%
United States of America 54.3%
Alliant Energy Corporation	480	24,712
American Tower Corporation	259	58,095
Avista Corporation	321	12,876
CenterPoint Energy, Inc.	1,173	25,373
Cheniere Energy, Inc. (a)	189	11,345
Crown Castle International Corp.	47	7,418
CSX Corp.	211	19,141
Dominion Energy, Inc.	635	47,727
Enterprise Products Partners LP	954	18,692
Essential Utilities, Inc.	218	10,305
Evergy, Inc.	284	15,777
Eversource Energy	354	30,635
Exelon Corporation	250	10,537
FirstEnergy Corp.	381	11,654
Magellan Midstream Partners LP	447	18,981
NextEra Energy, Inc.	797	61,499
NiSource Inc.	849	19,478
Norfolk Southern Corporation	99	23,503
Pinnacle West Capital Corp.	162	12,975
Portland General Electric Co.	427	18,275
SBA Communications Corporation	93	26,315
UGI Corp.	497	17,385
Xcel Energy Inc.	362	24,161
		526,859
Australia 8.3%
Aurizon Holdings Limited	6,456	19,456
Transurban Group	5,759	60,786
		80,242
France 6.0%
Eiffage (a)	189	18,342
Rubis	437	20,335
VINCI	201	19,981
		58,658
United Kingdom 5.0%
National Grid PLC	902	10,697
Severn Trent PLC	472	14,809
SSE PLC	1,102	22,588
		48,094
Japan 4.6%
East Japan Railway Co.	272	18,142
Tokyo Gas Co. Ltd.	663	15,349
West Japan Railway Co.	207	10,837
		44,328
Canada 3.9%
Emera Inc.	612	25,989
Pembina Pipeline Corporation (b)	492	11,626
		37,615
Italy 3.6%
Atlantia SpA (a)	1,091	19,679
Hera S.p.A.	1,659	6,067
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	737	8,954
		34,700
Spain 3.4%
AENA, S.M.E., S.A. (a)	191	33,348
Hong Kong 2.9%
China Gas Holdings Ltd.	2,562	10,212
CLP Holdings Ltd.	1,926	17,812
		28,024
China 2.6%
Guangdong Investment Ltd.	7,286	13,131
Jiangsu Expressway Co. Ltd. - Class H	11,058	12,384
		25,515
Switzerland 2.4%
Flughafen Zurich AG - Class N (a)	135	23,841
Mexico 1.9%
Grupo Aeroportuario del Sureste SAB de CV - Class B (b)	453	7,501
Promotora y Operadora de Infraestructura SAB de CV	1,206	10,648
		18,149
Total Common Stocks (cost $892,844)		959,373
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	16,096	16,096
Investment Companies 0.9%
JNL Government Money Market Fund, 0.02% (c) (d)	8,438	8,438
Total Short Term Investments (cost $24,534)		24,534
Total Investments 101.5% (cost $917,378)		983,907
Other Assets and Liabilities, Net (1.5)%		(14,118)
Total Net Assets 100.0%		969,789

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.3%
United States of America 20.6%
Treasury, United States Department of
1.50%, 11/30/24	450	472
1.75%, 12/31/24	1,950	2,065
2.00%, 02/15/25	11,950	12,794
2.13%, 05/15/25 - 05/31/26	51,880	56,522
2.88%, 05/31/25	14,860	16,534
2.63%, 12/31/25	15,589	17,335
1.63%, 02/15/26 - 10/31/26	16,850	17,942
		123,664
Mexico 12.7%
Gobierno Federal de los Estados Unidos Mexicanos
7.25%, 12/09/21, MXN	599,010	30,933
6.50%, 06/10/21 - 06/09/22, MXN	702,894	36,133
6.75%, 03/09/23, MXN	86,654	4,573
8.00%, 12/07/23, MXN	64,699	3,568
10.00%, 12/05/24, MXN	13,340	802
		76,009
Norway 9.7%
Stortinget
3.75%, 05/25/21, NOK	165,341	19,523
2.00%, 05/24/23, NOK	168,187	20,365
3.00%, 03/14/24, NOK	141,513	17,814
1.75%, 03/13/25, NOK	2,588	316
		58,018
South Korea 5.1%
The Republic of Korea, Government of
2.25%, 09/10/23, KRW	496,200	472
1.88%, 03/10/24, KRW	6,797,000	6,416
1.38%, 09/10/24, KRW	17,959,410	16,619
3.00%, 09/10/24, KRW	7,490,000	7,333
		30,840
Indonesia 5.0%
The Republic of Indonesia, The Government of
5.63%, 05/15/23, IDR	2,165,000	158
8.38%, 03/15/24, IDR	143,730,000	11,295
6.50%, 06/15/25, IDR	248,775,000	18,622
		30,075
Argentina 4.0%
Presidencia De La Nacion
1.00%, 08/05/21, ARS (a)	80,702	743
18.20%, 10/03/21, ARS	484,003	2,775
0.00%, 02/26/22 - 09/13/22, ARS (a)	86,824	639
1.20%, 03/18/22, ARS (a)	833,484	7,285
1.10%, 04/17/22, ARS (a)	160,212	1,380
1.30%, 09/20/22, ARS (a)	7,546	60
1.40%, 03/25/23, ARS (a)	478,659	3,916
16.00%, 10/17/23, ARS	450,969	1,422
1.50%, 03/25/24, ARS (a)	478,659	3,582
15.50%, 10/17/26, ARS	885,973	2,030
		23,832
Ghana 3.9%
Ghana, Government of
24.75%, 03/01/21 - 07/19/21, GHS	33,940	5,940
16.50%, 03/22/21 - 02/06/23, GHS	2,890	477
16.25%, 05/17/21, GHS	14,870	2,523
24.50%, 06/21/21, GHS	8,540	1,497
18.75%, 01/24/22, GHS	7,270	1,243
18.25%, 07/25/22, GHS	2,890	489
17.60%, 11/28/22, GHS	370	62
19.75%, 03/25/24 - 03/15/32, GHS	37,620	6,060
19.00%, 11/02/26, GHS	33,440	5,444
		23,735
Colombia 3.4%
Presidencia de la Republica de Colombia
7.75%, 04/14/21, COP	13,557,000	4,016
4.38%, 03/21/23, COP	592,000	178
10.00%, 07/24/24, COP	7,757,000	2,762
7.50%, 08/26/26, COP	38,018,800	12,857
9.85%, 06/28/27, COP	942,000	359
		20,172
India 2.9%
India, Government of
7.59%, 01/11/26, INR	545,400	8,224
7.27%, 04/08/26, INR	586,900	8,774
Ministry of Defence
8.13%, 09/21/22, INR	48,000	701
		17,699
Brazil 2.5%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21, BRL	77,660	14,962
Ecuador 1.5%
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 - 07/31/40 (b) (c)	15,764	8,996
Total Government And Agency Obligations (cost $526,899)		428,002
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22 (c) (d) (e)	10,351	10
0.00%, 12/31/22, EUR (c) (d) (e)	3,737	—
K2016470260 South Africa Ltd
0.63%, 12/31/22 (c) (e)	3,879	—
Total Corporate Bonds And Notes (cost $8,864)		10
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (f) (g)	124,902	—
Edcon Holdings Ltd. - Class B (f) (g)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 27.4%
Treasury Securities 16.8%
Cabinet Office, Government of Japan
-0.10%, 01/18/21, JPY (h)	809,000	7,834
-0.14%, 02/10/21, JPY (h)	629,150	6,093
-0.14%, 03/10/21, JPY (h)	640,000	6,198
-0.11%, 03/22/21, JPY (h)	388,300	3,761
-0.17%, 03/25/21, JPY (h)	372,300	3,606
-0.13%, 04/12/21, JPY (h)	155,100	1,502
-0.11%, 05/25/21, JPY (h)	4,021,800	38,956
-0.12%, 06/16/21, JPY (h)	392,950	3,807
Gobierno Federal de los Estados Unidos Mexicanos
4.98%, 01/28/21, MXN (h)	331	166
4.67%, 02/25/21, MXN (h)	8,150	4,072
4.35%, 03/25/21, MXN (h)	2,219	1,105
4.27%, 04/08/21, MXN (h)	5,803	2,885
4.33%, 05/06/21, MXN (h)	331	16
4.21%, 10/21/21, MXN (h)	149	72
Presidencia Da Republica Federativa Do Brasil
5.23%, 04/01/21, BRL (h)	43,320	8,298
5.25%, 07/01/21, BRL (h)	16,660	3,174
Presidencia De La Nacion
35.55%, 03/31/21, ARS (h) (i)	25,582	162
-9.51%, 05/21/21, ARS (h)	104,017	751
The Arab Republic of Egypt
12.25%, 02/16/21, EGP (h)	11,300	707
12.23%, 02/23/21, EGP (h)	5,200	324
12.41%, 03/16/21, EGP (h)	7,200	446
11.84%, 06/22/21, EGP (h)	43,700	2,618
11.71%, 07/13/21, EGP (h)	17,500	1,041
11.60%, 09/07/21, EGP (h)	12,800	748
11.22%, 12/07/21, EGP (h)	3,500	198
11.18%, 12/21/21, EGP (h)	43,800	2,473
		101,013

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Investment Companies 10.6%
JNL Government Money Market Fund, 0.02% (j) (k)	63,596	63,596
Total Short Term Investments (cost $167,087)		164,609
Total Investments 98.7% (cost $702,956)		592,621
Other Derivative Instruments (2.5)%		(15,054)
Other Assets and Liabilities, Net 3.8%		23,136
Total Net Assets 100.0%		600,703

(a) Treasury inflation indexed note, par amount is not adjusted for inflation.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $9,006 and 1.5% of the Fund.

(d) Non-income producing security.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) The coupon rate represents the yield to maturity.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
		106	—	—

JNL/Franklin Templeton Global Multisector Bond Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	02/26/21	AUD	4,680	3,608	106
AUD/JPY	JPM	01/13/21	JPY	(363,502)	(3,520)	46
AUD/JPY	DUB	01/15/21	JPY	(1,413,031)	(13,684)	213
AUD/JPY	JPM	02/22/21	JPY	(2,400,391)	(23,255)	302
BRL/USD	CIT	01/04/21	BRL	35,580	6,850	(45)
BRL/USD	HSB	01/05/21	BRL	8,090	1,557	(7)
BRL/USD	HSB	02/02/21	BRL	7,872	1,515	(30)
BRL/USD	JPM	02/02/21	BRL	30,200	5,812	(37)
CHF/EUR	UBS	01/11/21	EUR	(2,709)	(3,308)	(31)
CHF/EUR	UBS	01/13/21	EUR	(649)	(792)	(3)
CHF/EUR	UBS	02/09/21	EUR	(2,709)	(3,311)	(31)
CHF/EUR	UBS	02/10/21	EUR	(2,601)	(3,179)	(19)
CHF/EUR	GSC	02/12/21	EUR	(5,290)	(6,465)	(26)
CHF/EUR	UBS	03/10/21	EUR	(1,296)	(1,585)	(3)
CHF/EUR	GSC	03/11/21	EUR	(6,618)	(8,093)	(39)
CHF/EUR	GSC	03/15/21	EUR	(5,289)	(6,469)	(24)
CHF/EUR	UBS	04/13/21	EUR	(649)	(794)	(3)
CHF/EUR	UBS	06/09/21	EUR	(2,693)	(3,300)	(8)
CNY/USD	CIT	01/19/21	CNY	43,430	6,634	(10)
CNY/USD	HSB	01/19/21	CNY	47,025	7,184	(9)
CNY/USD	JPM	02/18/21	CNY	71,403	10,883	(18)
CNY/USD	JPM	03/15/21	CNY	65,439	9,956	(19)
CNY/USD	HSB	03/16/21	CNY	23,598	3,590	(6)
CNY/USD	HSB	06/16/21	CNY	23,735	3,591	(5)
EUR/CHF	UBS	01/11/21	CHF	(2,902)	(3,277)	11
EUR/CHF	UBS	01/13/21	CHF	(699)	(789)	3
EUR/CHF	UBS	02/09/21	CHF	(2,902)	(3,280)	11
EUR/CHF	UBS	02/10/21	CHF	(2,796)	(3,160)	11
EUR/CHF	GSC	02/12/21	CHF	(5,696)	(6,439)	15
EUR/CHF	UBS	03/10/21	CHF	(1,398)	(1,581)	—
EUR/CHF	GSC	03/11/21	CHF	(7,120)	(8,054)	19
EUR/CHF	GSC	03/15/21	CHF	(5,696)	(6,444)	(15)
EUR/CHF	UBS	04/13/21	CHF	(699)	(792)	—
EUR/CHF	UBS	06/09/21	CHF	(2,902)	(3,292)	(5)
EUR/USD	JPM	03/04/21	EUR	2,801	3,426	110
INR/USD	CIT	02/08/21	INR	170,487	2,324	25
INR/USD	JPM	02/08/21	INR	233,908	3,189	34
INR/USD	HSB	02/09/21	INR	274,976	3,749	41
INR/USD	HSB	02/16/21	INR	286,793	3,907	32
INR/USD	CIT	03/08/21	INR	227,904	3,099	33
INR/USD	JPM	03/08/21	INR	234,571	3,189	35
INR/USD	HSB	03/09/21	INR	275,745	3,749	41
INR/USD	JPM	03/09/21	INR	303,417	4,125	44
INR/USD	CIT	03/15/21	INR	230,746	3,135	25
INR/USD	HSB	03/15/21	INR	286,793	3,896	32
INR/USD	CIT	06/08/21	INR	172,901	2,321	22
INR/USD	CIT	06/09/21	INR	101,816	1,367	14
INR/USD	CIT	06/16/21	INR	155,468	2,085	13
INR/USD	HSB	06/16/21	INR	202,109	2,711	16
JPY/AUD	JPM	01/13/21	AUD	(4,627)	(3,566)	(149)
JPY/AUD	DUB	01/15/21	AUD	(18,034)	(13,897)	(669)
JPY/AUD	JPM	02/22/21	AUD	(33,680)	(25,962)	(1,104)
JPY/AUD	CIT	02/25/21	AUD	(15,521)	(11,965)	(568)
JPY/AUD	CIT	02/26/21	AUD	(2,490)	(1,920)	(91)
JPY/AUD	CIT	03/10/21	AUD	(5,215)	(4,021)	(155)
JPY/AUD	HSB	03/11/21	AUD	(11,933)	(9,199)	(293)
JPY/AUD	HSB	03/17/21	AUD	(7,980)	(6,152)	(214)
JPY/AUD	HSB	04/13/21	AUD	(11,932)	(9,201)	(443)
JPY/AUD	JPM	04/13/21	AUD	(18,482)	(14,252)	(662)
JPY/AUD	JPM	07/13/21	AUD	(4,627)	(3,570)	(153)
JPY/EUR	DUB	01/15/21	EUR	(32,500)	(39,694)	(1,328)
JPY/EUR	HSB	01/25/21	EUR	(12,732)	(15,554)	(357)
JPY/EUR	HSB	02/24/21	EUR	(12,732)	(15,564)	(79)
JPY/EUR	HSB	02/25/21	EUR	(12,732)	(15,565)	(358)
JPY/EUR	CIT	02/26/21	EUR	(6,778)	(8,286)	(26)
JPY/EUR	HSB	03/25/21	EUR	(5,232)	(6,400)	(163)
JPY/EUR	CIT	03/29/21	EUR	(6,628)	(8,109)	(7)
JPY/EUR	CIT	03/31/21	EUR	(6,628)	(8,109)	(193)
JPY/EUR	CIT	04/30/21	EUR	(3,708)	(4,539)	(127)
JPY/EUR	CIT	06/30/21	EUR	(6,628)	(8,125)	(195)
JPY/USD	DUB	06/15/21	JPY	1,413,606	13,715	99
JPY/USD	HSB	06/15/21	JPY	1,048,010	10,168	73
JPY/USD	JPM	06/15/21	JPY	3,854,736	37,399	247
JPY/USD	BNP	06/23/21	JPY	1,567,771	15,212	(4)
KRW/USD	CIT	02/26/21	KRW	26,210,900	24,137	397
KRW/USD	GSC	03/09/21	KRW	7,854,300	7,233	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MXN/USD	HSB	01/07/21	MXN	97,634	4,906	(10)
MXN/USD	HSB	01/07/21	MXN	494,641	24,856	155
NOK/EUR	DUB	06/15/21	EUR	(1,922)	(2,356)	48
NOK/EUR	DUB	06/16/21	EUR	(2,968)	(3,637)	38
NOK/EUR	DUB	06/18/21	EUR	(2,708)	(3,319)	29
NOK/EUR	DUB	09/15/21	EUR	(1,922)	(2,360)	48
RUB/USD	DUB	03/15/21	RUB	349,298	4,675	(64)
RUB/USD	JPM	06/07/21	RUB	39,501	524	(1)
RUB/USD	MSC	06/07/21	RUB	543,875	7,212	11
RUB/USD	JPM	06/09/21	RUB	73,054	969	(11)
RUB/USD	DUB	06/15/21	RUB	221,721	2,938	(37)
RUB/USD	JPM	09/08/21	RUB	52,065	683	(2)
RUB/USD	MSC	09/08/21	RUB	336,771	4,419	(13)
RUB/USD	JPM	09/09/21	RUB	73,054	958	(12)
RUB/USD	DUB	09/14/21	RUB	223,847	2,935	(39)
RUB/USD	DUB	12/15/21	RUB	334,266	4,338	(67)
SEK/EUR	DUB	01/19/21	EUR	(5,339)	(6,522)	212
SEK/EUR	DUB	02/16/21	EUR	(4,805)	(5,872)	87
SEK/EUR	DUB	03/15/21	EUR	(6,324)	(7,734)	237
SEK/EUR	DUB	04/15/21	EUR	(1,581)	(1,935)	58
SEK/EUR	DUB	04/16/21	EUR	(5,334)	(6,528)	212
SEK/EUR	DUB	06/11/21	EUR	(7,172)	(8,789)	202
SEK/EUR	DUB	06/15/21	EUR	(1,692)	(2,073)	46
SEK/EUR	DUB	06/16/21	EUR	(4,335)	(5,313)	85
SEK/EUR	JPM	06/18/21	EUR	(657)	(805)	11
SEK/EUR	DUB	09/15/21	EUR	(1,692)	(2,077)	46
USD/AUD	JPM	02/26/21	AUD	(4,680)	(3,608)	(192)
USD/BRL	CIT	01/04/21	BRL	(35,580)	(6,850)	(709)
USD/BRL	HSB	01/05/21	BRL	(8,090)	(1,557)	(161)
USD/BRL	CIT	02/02/21	BRL	(6,341)	(1,220)	(46)
USD/BRL	HSB	02/02/21	BRL	(10,052)	(1,934)	(72)
USD/BRL	JPM	02/02/21	BRL	(157,761)	(30,361)	(1,180)
USD/EUR	JPM	03/04/21	EUR	(2,801)	(3,425)	(89)
USD/KRW	CIT	02/26/21	KRW	(26,210,900)	(24,137)	(472)
USD/KRW	GSC	03/09/21	KRW	(7,854,300)	(7,233)	(612)
USD/MXN	HSB	01/07/21	MXN	(592,275)	(29,762)	(2,495)
USD/MXN	CIT	01/13/21	MXN	(150,357)	(7,550)	(594)
USD/MXN	CIT	01/15/21	MXN	(221,319)	(11,111)	(890)
USD/MXN	CIT	01/27/21	MXN	(89,293)	(4,477)	(245)
USD/MXN	CIT	01/28/21	MXN	(149,338)	(7,486)	(430)
USD/MXN	CIT	03/08/21	MXN	(105,142)	(5,248)	(440)
USD/MXN	CIT	03/11/21	MXN	(200,658)	(10,012)	(1,101)
USD/MXN	CIT	03/16/21	MXN	(202,651)	(10,105)	(780)
USD/MXN	HSB	03/23/21	MXN	(494,641)	(24,645)	(152)
					(323,825)	(15,054)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 74.4%
United States of America 48.6%
10X Genomics, Inc. (a)	2	340
3M Company	10	1,715
Abbott Laboratories	30	3,327
AbbVie Inc.	31	3,301
ABIOMED, Inc. (a)	1	348
Activision Blizzard, Inc.	10	901
Acuity Brands, Inc.	2	213
Adobe Inc. (a)	9	4,527
AFLAC Incorporated	43	1,927
Agilent Technologies, Inc.	13	1,508
Air Products and Chemicals, Inc.	21	5,699
Airbnb, Inc. - Class A (a) (b)	1	117
Akamai Technologies, Inc. (a)	1	90
Albemarle Corporation	16	2,334
Alexion Pharmaceuticals, Inc. (a)	1	226
Align Technology, Inc. (a)	—	258
Allegion Public Limited Company	7	758
Alliant Energy Corporation	3	151
Allison Systems, Inc.	1	51
Alphabet Inc. - Class A (a)	5	8,053
Alphabet Inc. - Class C (a)	3	4,620
Altria Group, Inc.	17	714
Amazon.com, Inc. (a)	5	15,249
Amdocs Limited	2	129
Ameren Corporation	2	192
American Electric Power Company, Inc.	18	1,532
American National Group, Inc.	—	10
American Water Works Company, Inc.	6	914
American Well Corporation - Class A (a) (b)	5	119
AMETEK, Inc.	6	708
Amgen Inc.	15	3,379
Amphenol Corporation - Class A	12	1,617
Analog Devices, Inc.	41	6,050
AO Smith Corp.	6	330
Apple Inc. (a)	138	18,363
Applied Materials, Inc.	9	781
Aptiv PLC (a)	4	469
Arista Networks, Inc. (a)	—	94
Arrow Electronics, Inc. (a)	3	330
Aspen Technology, Inc. (a)	1	94
Associated Banc-Corp	—	8
AT&T Inc. (a)	37	1,057
Atmos Energy Corporation	1	140
Autodesk, Inc. (a)	9	2,686
Automatic Data Processing, Inc.	9	1,552
AutoNation, Inc. (a)	3	185
AutoZone, Inc. (a)	—	319
Avalara, Inc. (a)	5	818
Avery Dennison Corporation	—	72
Avnet, Inc.	15	528
Bank of America Corporation	122	3,697
Becton, Dickinson and Company	10	2,536
Berkshire Hathaway Inc. - Class B (a)	4	912
Best Buy Co., Inc.	13	1,322
Bill.Com Holdings Inc. (a)	10	1,310
Biogen Inc. (a)	6	1,406
Bio-Rad Laboratories, Inc. - Class A (a)	—	40
BlackRock, Inc.	2	1,464
Booking Holdings Inc. (a)	—	1,036
Booz Allen Hamilton Holding Corporation - Class A	1	112
Boston Beer Co. Inc. - Class A (a)	—	388
Boston Properties Inc.	7	696
Bristol-Myers Squibb Company	57	3,550
Broadridge Financial Solutions, Inc.	2	248
Brown-Forman Corp. - Class A	1	48
Brown-Forman Corp. - Class B	16	1,237
Brunswick Corp.	3	265
BWXT Government Group, Inc.	16	990
C.H. Robinson Worldwide, Inc.	2	182
Cable One, Inc.	1	1,178
Cabot Oil & Gas Corp.	4	67
Cadence Design Systems Inc. (a)	14	1,953
Campbell Soup Company	1	50
Carlisle Cos. Inc.	5	743
Carter's Inc. (a)	1	52
Casey's General Stores Inc.	—	81
Catalent Inc. (a)	29	3,031
Caterpillar Inc.	5	855
CBRE Group, Inc. - Class A (a)	4	259
Celanese Corp. - Class A	1	136
CenturyLink Inc.	3	33
Cerner Corp.	18	1,392
Certara, Inc. (a)	2	78
Chemed Corporation	1	320
Chevron Corporation	54	4,573
Church & Dwight Co. Inc.	3	296
Cigna Holding Company	1	281
Cintas Corp.	7	2,377
Cirrus Logic Inc. (a)	—	24
Cisco Systems, Inc.	38	1,684
Citigroup Inc.	35	2,158
Citrix Systems Inc.	6	840
Cognex Corp.	3	265
Cognizant Technology Solutions Corp. - Class A	6	494
Colgate-Palmolive Co.	59	5,075
Comcast Corporation - Class A	57	2,988
Concentrix Solutions Corporation (a)	2	175
Consolidated Edison, Inc.	4	296
Constellation Brands, Inc. - Class A	5	1,051
Copart Inc. (a)	5	588
CoreLogic, Inc.	—	18
CoreSite Realty Corporation	—	27
CoStar Group, Inc. (a)	1	555
Costco Wholesale Corporation	2	744
Crown Castle International Corp.	10	1,546
Cummins Inc.	9	1,963
CVS Health Corporation	53	3,634
D.R. Horton, Inc.	2	163
Danaher Corporation	15	3,252
Deciphera Pharmaceuticals, Inc. (a)	5	280
Deere & Company	4	1,178
Dell Technology Inc. - Class C (a)	1	61
Diamondback Energy, Inc.	8	384
Dick's Sporting Goods Inc.	3	166
Dollar General Corporation	4	942
Dominion Energy, Inc.	26	1,969
Domino's Pizza, Inc.	2	905
Donaldson Co. Inc.	11	634
Dover Corporation	12	1,468
DTE Energy Company	9	1,115
Duck Creek Technologies, Inc. (a) (b)	1	26
Duke Energy Corporation	25	2,289
Eastman Chemical Co.	1	143
Eaton Corporation Public Limited Company	1	145
eBay Inc.	2	103
Ecolab Inc.	13	2,842
Edison International	25	1,570
Edwards Lifesciences Corporation (a)	18	1,608
Electronic Arts Inc.	8	1,160
Eli Lilly & Co.	19	3,260
Emerson Electric Co.	12	940
EOG Resources, Inc.	35	1,750
EPR Properties (a)	1	33
Equifax Inc.	5	886
Equinix, Inc.	1	686
Equity Commonwealth (a)	6	154
Erie Indemnity Company - Class A	4	991
Estee Lauder Cos. Inc. - Class A	4	988
Evercore Inc. - Class A	2	221
Evergy, Inc.	2	125
Eversource Energy	4	327
Exelixis, Inc. (a)	4	71
Expeditors International of Washington Inc.	9	809
Extra Space Storage Inc.	—	44
Exxon Mobil Corporation	164	6,754
F5 Networks, Inc. (a)	1	149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Facebook, Inc. - Class A (a)	24	6,619
FactSet Research Systems Inc.	2	721
Fair Isaac Corporation (a)	1	495
Fastenal Co.	48	2,344
FedEx Corporation	1	137
First American Financial Corporation	5	242
Flowers Foods Inc.	9	198
Foot Locker, Inc.	2	67
Fortinet, Inc. (a)	7	996
Fortive Corporation	9	663
FTI Consulting Inc. (a)	—	20
Gaming and Leisure Properties, Inc.	9	389
Generac Holdings Inc. (a)	—	68
General Dynamics Corporation	7	1,057
General Mills, Inc.	8	499
Gentex Corp.	10	344
Gilead Sciences, Inc.	18	1,072
Graco Inc.	9	677
GrafTech International Ltd.	1	6
Grand Canyon Education, Inc. (a)	2	191
H & R Block, Inc.	33	531
Haemonetics Corp. (a)	9	1,013
Hanesbrands Inc.	3	46
Hawaiian Electric Industries Inc.	1	48
Hershey Co.	2	349
Honeywell International Inc.	31	6,499
Horizon Therapeutics Public Limited Company (a)	1	79
Hormel Foods Corp.	4	184
Host Hotels & Resorts, Inc.	45	658
HP Inc.	22	537
Hubbell Inc.	—	26
Humana Inc.	1	481
Huntington Ingalls Industries Inc.	1	90
Huntsman Corp.	1	28
IDEXX Laboratories, Inc. (a)	4	1,774
IHS Markit Ltd.	19	1,662
Illinois Tool Works Inc.	12	2,416
Illumina, Inc. (a)	5	1,994
Ingersoll Rand Inc. (a)	8	378
Ingredion Inc.	1	67
Intel Corporation	76	3,785
Intercontinental Exchange, Inc.	12	1,380
International Business Machines Corporation	14	1,723
International Paper Company	1	62
Interpublic Group of Cos. Inc.	4	102
Intuit Inc.	15	5,869
Intuitive Surgical, Inc. (a)	4	3,191
Invesco Ltd.	21	369
Iovance Biotherapeutics Inc. (a)	4	162
Jabil Inc.	4	174
Jack Henry & Associates Inc.	1	175
Jazz Pharmaceuticals Public Limited Company (a)	2	309
JB Hunt Transport Services Inc.	6	874
Jefferies Financial Group Inc.	1	30
JM Smucker Co.	1	142
Johnson & Johnson	58	9,145
Johnson Controls International Public Limited Company	29	1,350
JPMorgan Chase & Co.	52	6,645
Kansas City Southern	6	1,298
Kellogg Co.	3	159
Keysight Technologies, Inc. (a)	6	800
Kimberly-Clark Corporation	4	594
Kimco Realty Corporation	25	370
KLA-Tencor Corp.	2	538
Knight-Swift Transportation Holdings Inc. - Class A	6	249
Laboratory Corporation of America Holdings (a)	4	875
Lam Research Corp.	2	907
Lamb Weston Holdings Inc.	5	362
Landstar System Inc.	2	318
Las Vegas Sands Corp. (a)	14	816
Lazard Ltd - Class A	6	256
Lennar Corporation - Class A	3	266
Lennox International Inc.	2	488
Lincoln Electric Holdings Inc.	3	344
Lockheed Martin Corporation	12	4,421
Lowe`s Companies, Inc.	23	3,704
Lululemon Athletica Inc. (a)	2	709
LyondellBasell Industries N.V. - Class A	4	391
Manhattan Associates Inc. (a)	3	289
ManpowerGroup Inc.	10	933
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	126
MarketAxess Holdings Inc.	2	1,291
Martin Marietta Materials Inc.	4	1,005
Masco Corporation	12	639
MasterCard Incorporated - Class A	15	5,185
Match Group Holdings II, LLC (a)	7	1,000
Match Group, Inc. (a)	3	485
Maxim Integrated Products, Inc. (a)	6	500
McCormick & Co. Inc.	16	1,488
McDonald's Corporation	11	2,425
MDU Resources Group Inc.	10	257
Merck & Co., Inc.	66	5,412
Mercury Systems Inc. (a)	7	634
MetLife, Inc.	85	4,004
Mettler-Toledo International Inc. (a)	5	5,759
MGIC Investment Corp.	15	190
Microsoft Corporation	125	27,694
Mohawk Industries Inc. (a)	2	221
Mondelez International, Inc. - Class A	13	749
Monolithic Power Systems Inc.	4	1,501
Monster Beverage 1990 Corporation (a)	37	3,394
Moody's Corp.	9	2,507
Morgan Stanley	59	4,029
Morningstar Inc.	1	277
Motorola Solutions Inc.	2	366
MSC Industrial Direct Co. - Class A	3	217
NASDAQ Inc.	7	948
National Retail Properties, Inc.	2	96
NetApp, Inc.	3	200
Netflix, Inc. (a)	1	552
Neurocrine Biosciences, Inc. (a)	4	403
NewMarket Corp.	—	41
Newmont Corporation	4	252
NextEra Energy, Inc.	28	2,182
NIKE, Inc. - Class B	39	5,560
Norfolk Southern Corporation	6	1,331
Northrop Grumman Systems Corp.	10	2,901
NRG Energy, Inc.	12	444
Nu Skin Enterprises, Inc. - Class A	1	36
Nucor Corporation	8	400
NVIDIA Corporation	8	4,086
NVR, Inc. (a)	—	175
Okta, Inc. - Class A (a)	1	254
Old Dominion Freight Line Inc.	5	995
Omega Healthcare Investors, Inc.	1	25
Omnicom Group Inc.	3	181
Oracle Corporation	15	985
O'Reilly Automotive, Inc. (a)	2	807
Otis Worldwide Corporation	10	680
Owens Corning Inc.	3	265
PACCAR Inc.	3	255
Packaging Corporation of America	1	157
Paychex Inc.	5	440
Paycom Software, Inc. (a)	1	633
Paypal Holdings, Inc. (a)	6	1,499
Pentair Public Limited Company	18	977
People's United Financial Inc.	1	18
PepsiCo, Inc.	42	6,197
PerkinElmer Inc.	5	702
Pfizer Inc.	46	1,690
Philip Morris International Inc.	28	2,345
Pioneer Natural Resources Co.	2	281
Polaris Industries Inc.	3	247
Pool Corporation	2	833
PPL Corporation	8	215
Premier Healthcare Solutions, Inc. - Class A	1	24
Procter & Gamble Co. (a)	45	6,247
Progressive Corp.	3	316
Prudential Financial Inc.	19	1,494

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PTC Inc. (a)	11	1,295
PTC Therapeutics, Inc. (a)	3	208
Public Service Enterprise Group Inc.	7	389
Public Storage	9	2,133
Pulte Homes Inc.	8	363
Qualcomm Incorporated	8	1,160
Quanta Services, Inc.	2	175
Quest Diagnostics Incorporated	5	542
Quidel Corporation (a)	1	218
Qurate Retail, Inc. - Series A (a)	1	13
Raytheon BBN Technologies Corp.	65	4,619
Realty Income Corporation	4	265
Regeneron Pharmaceuticals, Inc. (a)	2	1,204
Reliance Steel & Aluminum Co.	3	410
Republic Services Inc.	5	518
ResMed Inc.	3	552
Robert Half International Inc.	7	440
Rockwell Automation Inc.	4	912
Rollins Inc.	13	507
Root Inc. - Class A (a) (b)	4	57
Roper Technologies, Inc.	11	4,736
Ross Stores Inc. (a)	21	2,619
S&P Global Inc.	12	3,848
Salesforce.Com, Inc. (a)	5	1,085
Santander Consumer USA Holdings Inc.	1	25
Schneider National, Inc. - Class B	—	7
Seagen Inc. (a)	4	638
Seer, Inc. - Class A (a) (b)	1	28
SEI Investments Co.	7	376
ServiceNow, Inc. (a)	9	4,816
Sherwin-Williams Co.	2	1,138
Simon Property Group, Inc.	18	1,573
Skyworks Solutions, Inc.	7	1,075
SLM Corporation	16	204
Snap-On Inc.	2	390
Snowflake Inc. - Class A (a) (b)	2	647
Sonoco Products Co.	1	77
Southern Copper Corporation	—	16
Spirit Realty Capital, Inc.	1	57
Spotify Technology S.A. (a)	1	363
Sprouts Farmers Market, Inc. (a)	1	27
Stanley Black & Decker, Inc.	7	1,178
State Street Corporation	8	615
Steel Dynamics Inc.	12	424
STORE Capital Corp.	3	92
Stryker Corporation	19	4,622
SYNNEX Corporation (a)	2	145
Synopsys Inc. (a)	8	2,143
T. Rowe Price Group, Inc.	12	1,818
Target Corporation	24	4,252
Teleflex Incorporated	4	1,811
Teradyne Inc.	7	893
Tesla Inc. (a)	1	730
Texas Instruments Incorporated	80	13,147
The Charles Schwab Corporation	26	1,394
The Clorox Company	5	1,081
The Coca-Cola Company	60	3,278
The Goldman Sachs Group, Inc.	11	2,820
The Home Depot, Inc.	12	3,203
The Kroger Co.	43	1,360
The Southern Company	60	3,707
The Western Union Company	1	30
Thermo Fisher Scientific Inc.	3	1,523
Timken Co.	3	222
TJX Cos. Inc.	12	811
Toro Co.	2	144
Tractor Supply Co.	7	973
Tradeweb Markets Inc. - Class A	8	506
Trane Technologies Public Limited Company	10	1,489
Trex Company, Inc. (a)	1	55
Truist Financial Corporation	35	1,678
Twilio Inc. - Class A (a)	4	1,373
Tyler Technologies Inc. (a)	2	783
Tyson Foods Inc. - Class A	4	242
U.S. Bancorp	35	1,631
Uber Technologies, Inc. (a)	9	466
UGI Corp.	10	349
Union Pacific Corporation	28	5,923
United Parcel Service Inc. - Class B	30	5,022
United Therapeutics Corporation (a)	2	312
UnitedHealth Group Incorporated	9	3,273
Universal Health Services Inc. - Class B	2	287
Unum Group	9	218
Valero Energy Corporation	4	218
Valvoline, Inc.	2	37
Veeva Systems Inc. - Class A (a)	5	1,424
VeriSign, Inc. (a)	5	979
Verisk Analytics, Inc.	14	2,894
Verizon Communications Inc.	105	6,193
Vertex Pharmaceuticals Incorporated (a)	6	1,357
Viatris, Inc. (a)	1	13
VICI Properties Inc.	2	43
Visa Inc. - Class A	26	5,742
Vistra Energy Corp.	22	438
VMware, Inc. - Class A (a) (b)	—	55
Vontier Corporation (a)	10	323
W. W. Grainger, Inc.	4	1,672
W.P. Carey Inc.	2	137
Walgreens Boots Alliance, Inc.	9	351
Walmart Inc.	24	3,411
Walt Disney Co.	20	3,652
Waters Corp. (a)	—	97
Watsco Inc.	2	420
WEC Energy Group Inc.	2	153
Wells Fargo & Company	11	342
West Pharmaceutical Services Inc.	14	3,877
Western Alliance Bancorp	4	220
Williams-Sonoma Inc.	5	461
Workday, Inc. - Class A (a)	7	1,561
Xcel Energy Inc.	4	248
Xerox Holdings Corporation	1	22
Xilinx, Inc. (b)	4	502
Xylem Inc.	4	428
Yum China Holdings, Inc.	6	343
Yum! Brands, Inc.	12	1,280
Zoetis Inc. - Class A	3	424
Zoom Video Communications, Inc. - Class A (a)	—	96
		567,937
United Kingdom 3.9%
Admiral Group PLC	9	362
Ascential Group Limited (a)	470	2,462
AstraZeneca PLC - ADR	18	876
AstraZeneca PLC	12	1,214
Atlassian Corporation PLC - Class A (a)	2	370
Auto Trader Group PLC (a)	49	402
AVEVA Group plc	52	2,281
Aviva PLC	182	811
BAE Systems PLC	104	692
Barclays PLC (a)	500	1,006
Barratt Developments P L C (a)	46	420
boohoo Group PLC (a)	550	2,593
BP P.L.C. - ADR	22	451
BP P.L.C.	243	843
Burberry Group PLC (a)	9	221
Direct Line Insurance Limited	18	80
Evraz PLC	25	161
Experian PLC	68	2,582
Ferguson PLC	25	3,086
GW Pharmaceuticals plc - ADR (a) (b)	2	211
Hargreaves Lansdown PLC	16	333
Hikma Pharmaceuticals Public Limited Company	70	2,414
Imperial Brands PLC	58	1,231
Informa Switzerland Limited (a)	46	344
Intermediate Capital Group PLC	110	2,603
International Consolidated Airlines Group, S.A.	205	452
Kingfisher Plc (a)	101	372
Linde Public Limited Company	20	5,229
M&G PLC	123	332
Next PLC (a)	6	615

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Nvent Electric Public Limited Company	21	483
Persimmon Public Limited Company	14	549
Rio Tinto PLC - ADR	24	1,805
Rio Tinto PLC	11	812
Standard Chartered PLC (a)	177	1,117
Taylor Wimpey PLC (a)	42	96
The Berkeley Group Holdings PLC	6	385
The Sage Group PLC.	279	2,222
Unilever PLC	10	632
Unilever PLC	24	1,417
Vodafone Group Public Limited Company	273	452
		45,019
Japan 3.1%
Amada Co. Ltd.	10	108
Astellas Pharma Inc.	14	212
Calbee,Inc.	5	139
Chugai Pharmaceutical Co. Ltd.	2	85
COSMOS Pharmaceutical Corporation	1	162
CyberAgent Inc.	37	2,554
Daito Trust Construction Co. Ltd.	3	318
Fujitsu Ltd.	9	1,360
Hitachi Ltd.	33	1,306
Honda Motor Co. Ltd.	24	665
Hoya Corp.	8	1,094
Iida Group Holdings Co., Ltd.	7	148
Isuzu Motors Ltd.	72	684
Japan Exchange Group Inc.	11	284
Japan Post Insurance Co., Ltd.	12	238
Kakaku.com Inc.	7	181
Kamigumi Co. Ltd.	5	89
KDDI Corp.	46	1,382
Kirin Holdings Co. Ltd.	27	636
Komatsu Ltd.	27	738
Kurita Water Industries Ltd.	2	88
M3, Inc.	1	104
Matsumotokiyoshi Holdings Co., Ltd.	13	550
Meiji Holdings Co., Ltd.	6	415
Mitsubishi Electric Corp.	79	1,193
Mitsubishi UFJ Lease & Finance Co. Ltd.	20	98
Mitsui Fudosan Co. Ltd.	34	703
NEC Corp.	2	123
Nihon M & A Center Inc.	7	469
Nintendo Co. Ltd.	2	1,148
Nippon Television Holdings Inc.	15	161
Nitori Co. Ltd.	4	817
Nitto Denko Corp.	8	716
Nomura Holdings Inc.	117	619
Nomura Research Institute Ltd.	14	501
Obayashi Corp.	33	281
Oracle Corp. Japan	2	235
ORIX Corp.	62	951
Osaka Gas Co. Ltd.	19	394
Otsuka Corp.	5	269
Otsuka Holdings Co., Ltd.	9	402
Persol Holdings Co., Ltd.	6	110
Pigeon Corp. (b)	2	74
Recruit Holdings Co., Ltd.	10	432
Sekisui House Ltd.	31	633
Seria Co., Ltd.	9	342
Seven & I Holdings Co., Ltd.	10	347
Shionogi & Co. Ltd.	1	66
Sony Corp.	8	805
Square Enix Holdings Co. Ltd.	1	67
Sumitomo Metal Mining Co. Ltd.	23	1,031
Sumitomo Mitsui Financial Group Inc.	62	1,906
Sundrug Co. Ltd.	14	575
Taiheiyo Cement Corp.	3	75
Taisei Corp.	20	702
Takeda Pharmaceutical Co. Ltd.	40	1,455
Toho Gas Co. Ltd.	4	232
Tohoku Electric Power Co. Inc.	22	179
Tokyo Broadcasting System Holdings,Inc.	16	281
Tokyo Electron Ltd.	4	1,606
Tokyo Gas Co. Ltd.	19	428
Tosoh Corp.	37	571
Toyo Suisan Kaisha Ltd.	4	214
Toyota Industries Corp.	6	470
Trend Micro Inc.	7	380
Welcia Holdings Co.,Ltd.	5	174
ZOZO, Inc.	5	128
		35,903
China 2.8%
Alibaba Group Holding Limited (a) (c)	20	605
Alibaba Group Holding Limited - ADR (a)	22	5,138
A-Living Services Co., Ltd. - Class H	13	58
Anhui Conch Cement Company Limited - Class A	25	199
Anhui Conch Cement Company Limited - Class H	129	808
BAIC Motor Corporation., Ltd - Class H	180	67
Baidu, Inc. - Class A - ADR (a)	5	988
Bank of China Limited - Class H	2,273	777
Bank of Communications Co., Ltd. - Class H	511	271
Brilliance China Automotive Holdings Ltd.	320	292
BYD Electronic (International) Company Limited	27	139
China Construction Bank Corporation - Class H	1,584	1,205
China Hongqiao Group Limited	180	166
China International Travel Service Company, Limited - Class A	9	397
China Lesso Group Holdings Limited	83	130
China Medical System Holdings Limited	139	156
China Minsheng Banking Corp., Ltd. - Class A	221	176
China Minsheng Banking Corp., Ltd. - Class H	616	352
China Mobile Ltd. (b)	232	1,326
China National Building Material Co., Ltd. - Class H	90	108
China Overseas Land & Investment Ltd.	145	316
China Resources Power Holdings Co. Ltd.	196	212
China Shenhua Energy Company Limited - Class A	35	95
China Shenhua Energy Company Limited - Class H	358	677
China Telecom Corp. Ltd. - Class H (b)	1,336	371
China United Network Communications Corporation Limited - Class A	163	111
China Yuhua Education Group Co., Ltd (b)	76	66
Chongqing Rural Commercial Bank Co., Ltd. - Class H	249	102
CNOOC Limited	404	373
Country Garden Services Holdings Company Limited (b)	141	957
CSPC Pharmaceutical Group Ltd.	323	332
Dragon Delight Holdings Company Limited	141	232
ENN Energy Holdings Ltd.	7	106
Foshan Haitian Flavoring & Food Co., Ltd - Class A	17	522
GSX Techedu Inc. - Class A - ADR (a) (b)	4	181
Guangdong Wens Foodstuff Group Co., Ltd. - Class A	40	111
Haitian International Holdings Limited	65	225
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	17	124
Hithink Royalflush Information Network Co., Ltd - Class A	3	64
Hualan Biological Engineering, Inc. - Class A	11	74
Huatai Securities Co.,Ltd. - Class H	96	151
Hundsun Technologies Inc. - Class A	7	106
JD.com, Inc. - Class A - ADR (a)	5	466
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	8	142
Jiangsu Hengrui Medicine Co., Ltd. - Class A	33	566
Kunlun Energy Co. Ltd.	404	350
KWG Group Holdings Limited	99	136
KWG Living Group Holdings Limited (a) (c)	36	29
Meituan Dianping - Class B (a)	15	572
Momo Inc. - Class A - ADR (a)	14	201
NetEase, Inc. - ADR	11	1,015
Noah Holdings Limited - Class A - ADR (a)	4	167
People's Insurance Company (Group) of China Limited, The - Class H	855	272
PICC Property & Casualty Co. Ltd. - Class H	396	300
Pinduoduo Inc. - ADR (a)	2	320
SANY Heavy Industry Co., Ltd. - Class A	53	284
Shenzhen Inovance technology Co., Ltd. - Class A	11	155
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	6	417

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Sinopec Engineering (Group) Co., Ltd. - Class H	682	296
Sinopharm Group Co. Ltd. - Class H	111	271
TAL Education Group - Class A - ADR (a)	30	2,145
Tencent Holdings Limited	54	3,922
Tingyi Cayman Islands Holding Corp.	122	209
Topsports International Holdings Limited	122	183
Vipshop (China) Co., Ltd. - ADR (a)	26	720
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	13	63
Wuxi Biologics Cayman Inc (a)	58	772
Yangzijiang Shipbuilding (Holdings) Ltd.	125	91
YiHai International Holdings Limited	22	328
		33,258
Netherlands 1.9%
Adyen B.V. (a)	2	4,076
ASML Holding - ADR	4	2,066
ASML Holding	6	2,793
Fiat Chrysler Automobiles N.V. (a)	49	885
Flow Traders N.V.	8	249
ING Groep N.V.	194	1,820
Koninklijke Ahold Delhaize N.V.	54	1,526
Koninklijke DSM N.V.	15	2,507
NN Group N.V.	8	362
NXP Semiconductors N.V.	13	2,055
Randstad NV	6	366
Royal Dutch Shell PLC - Class A - ADR (b)	15	527
Royal Dutch Shell PLC - Class B	65	1,113
SBM Offshore N.V.	38	734
Wolters Kluwer NV - Class C	7	565
		21,644
Germany 1.8%
BASF SE - Class N	10	789
Bayer AG - Class N	25	1,460
Bayerische Motoren Werke AG	8	737
Covestro AG	12	771
CTS Eventim AG & Co. KGaA (a)	35	2,334
Deutsche Boerse AG - Class N	13	2,180
Deutsche Post AG - Class N	18	922
Deutsche Telekom AG - Class N	39	716
E.ON SE - Class N	97	1,073
Fresenius Medical Care AG & Co. KGaA	11	923
GEA Group AG	2	73
MTU Aero Engines AG - Class N	11	2,847
SAP SE	21	2,842
Symrise AG	18	2,409
Zalando SE (a)	6	709
		20,785
Taiwan 1.2%
Accton Technology Corporation	17	192
Chicony Electronics Co. Ltd.	60	184
Delta Electronics Inc.	69	648
Fubon Financial Holding Co. Ltd.	359	597
Giant Manufacturing Co. Ltd.	11	108
Hon Hai Precision Industry Co. Ltd.	229	751
Nien Made Enterprise Co., LTD.	16	186
Novatek Microelectronics Corp.	55	725
Powertech Technology Inc.	73	247
Realtek Semiconductor Corp.	24	335
Ruentex Development Co. Ltd.	82	120
Synnex Technology International Corp.	140	235
Taiwan Semiconductor Manufacturing Co. Ltd.	414	7,829
United Microelectronics Corp.	547	921
Vanguard International Semiconductor Corp.	82	340
Zhen Ding Technology Holding Limited	14	57
		13,475
Switzerland 1.1%
Adecco Group AG - Class N	7	498
Alcon AG (a)	35	2,328
EMS-Chemie Holding AG	—	396
Garmin Ltd.	2	237
Geberit AG - Class N	2	1,116
Kühne + Nagel International AG	3	595
Logitech International S.A. - Class N	6	550
Nestle SA - Class N	4	442
Novartis AG - Class N	3	253
Partners Group Holding AG	1	1,017
Schindler Holding AG - Class N	1	269
SGS SA - Class N	—	883
Sonova Holding AG	2	593
TE Connectivity Ltd.	16	1,967
UBS Group AG	84	1,206
		12,350
Ireland 1.0%
Accenture Public Limited Company - Class A	23	5,976
Keywords Studios PLC	79	3,097
Kingspan Group Plc (a)	3	185
Medtronic Public Limited Company	23	2,735
		11,993
South Korea 1.0%
BGFretail Co., Ltd.	1	99
BNK Financial Group Inc.	29	150
CJ Corp.	2	141
Daelim Industrial Co. Ltd. (d)	2	137
DB Insurance Co. Ltd.	3	123
Hana Financial Group Inc.	30	952
Hyundai Glovis Co., Ltd.	2	323
KB Financial Group Inc.	33	1,312
Kia Motors Corp.	3	147
LG Electronics Inc.	11	1,367
LG Household & Health Care Ltd.	—	233
LG Innotek Co., Ltd.	1	245
LG Uplus Corp.	22	237
NCSoft Corp.	1	550
Pearl Abyss Corp. (a)	—	102
S1 Corp.	2	138
Samsung Card Co., Ltd.	3	88
Samsung Electronics Co. Ltd.	52	3,919
Seegene, Inc.	2	283
Shinhan Financial Group Co. Ltd.	35	1,032
Woongjin Coway Co., Ltd.	5	323
		11,901
Australia 0.9%
AGL Energy Limited	30	280
BHP Group PLC	16	420
Cochlear Ltd.	16	2,352
CSL Ltd. (b)	15	3,357
Downer EDI Ltd.	67	278
Fortescue Metals Group Ltd.	89	1,609
Goodman Funding Pty Ltd	60	871
Magellan Financial Group Ltd	6	244
Rio Tinto Ltd.	13	1,156
		10,567
Denmark 0.9%
Coloplast A/S - Class B	4	664
DSV Panalpina A/S	16	2,716
Genmab A/S (a)	6	2,214
GN Store Nord A/S	36	2,885
Novo Nordisk A/S - Class B	23	1,620
Pandora A/S	4	427
		10,526
India 0.8%
Aurobindo Pharma Ltd.	22	275
Colgate-Palmolive (India) Limited	7	146
Divi's Laboratories Ltd.	8	428
Dr. Reddy's Laboratories Ltd.	2	143
GAIL India Ltd.	168	284
HCL Technologies Ltd.	40	521
HDFC Asset Management Company Limited	5	211
Hero Motocorp Ltd.	5	194
Hindustan Unilever Ltd.	45	1,490
Housing Development Finance Corp.	30	1,063
Indraprastha Gas Limited	23	156
Infosys Ltd.	67	1,158
LIC Housing Finances Ltd.	32	158
Marico Limited	37	206
Nestle India Ltd.	2	609

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Oil & Natural Gas Corp. Ltd.	263	336
Page Industries Limited	1	226
Rec Limited	75	138
Tata Consultancy Services Limited	39	1,516
		9,258
France 0.7%
BNP Paribas SA (a)	19	996
CNP Assurances SA (a)	8	131
Compagnie Generale des Etablissements Michelin	3	405
Credit Agricole SA (a)	41	523
Dassault Aviation SA (a)	—	456
Gecina SA	1	79
IPSEN	1	60
Klepierre	5	114
Peugeot SA (a) (b)	4	108
Sanofi SA	9	866
Sartorius Stedim Biotech	1	447
Schneider Electric SE (a)	10	1,510
Total SA	21	898
Total SA - ADR (b)	21	880
Veolia Environnement	16	386
		7,859
Hong Kong 0.6%
Agile Group Holdings Limited	118	158
AIA Group Limited	82	1,012
China Resources Cement Holdings Limited	252	282
China Unicom Hong Kong Ltd.	630	362
CK Asset Holdings Limited	151	775
CK Hutchison Holdings Limited	170	1,189
Dali Foods Group Company Limited	115	66
Hong Kong Exchanges & Clearing Ltd.	20	1,122
Kerry Properties Ltd.	32	81
Sinotruk (Hong Kong) Limited	71	184
Sun Hung Kai Properties Ltd.	60	781
Swire Pacific Ltd. - Class A (b)	72	399
Techtronic Industries Company Limited	30	430
WH Group Limited	471	396
		7,237
Canada 0.5%
BCE Inc.	20	855
Canadian National Railway Company	9	951
Canadian Pacific Railway Limited	4	1,518
Husky Energy Inc. (a)	80	398
Shopify Inc. - Class A (a)	2	1,924
Wheaton Precious Metals Corp.	17	703
		6,349
Spain 0.5%
Amadeus IT Group SA	35	2,561
Banco de Sabadell, S.A. (a)	288	125
Cellnex Telecom, S.A.	31	1,858
Industria de Diseno Textil, S.A.	10	323
Red Electrica Corporacion, S.A.	21	431
Tecnicas Reunidas, S.A. (a)	16	213
		5,511
Israel 0.3%
Check Point Software Technologies Ltd (a)	4	492
CyberArk Software Ltd. (a)	21	3,393
Teva Pharmaceutical Industries Ltd - ADR (a)	15	140
		4,025
Sweden 0.3%
Atlas Copco Aktiebolag - Class A	17	872
Atlas Copco Aktiebolag - Class B	8	345
Epiroc Aktiebolag - Class A	30	536
Epiroc Aktiebolag - Class B	18	297
Investor AB - Class B	14	1,026
Kinnevik AB - Class B (a)	11	550
		3,626
Italy 0.3%
DiaSorin S.p.A.	1	246
Exor Nederland N.V.	4	342
Finecobank Banca Fineco SPA (a)	167	2,742
		3,330
Belgium 0.3%
Anheuser-Busch InBev	1	91
Galapagos (a)	4	429
KBC Groep NV	5	325
Umicore	51	2,451
		3,296
Russian Federation 0.3%
Polymetal International PLC	5	123
Public Joint Stock Company "Severstal"	22	386
Public Joint Stock Society "Fosagro" - GDR (c)	14	193
Public Joint Stock Society "Inter RAO UES"	3,831	277
Public Joint Stock Society "Polyus"	3	598
Public Joint Stock Society "Tatneft"	111	767
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	2	694
		3,038
Argentina 0.2%
MercadoLibre S.R.L (a)	2	2,848
Brazil 0.2%
B3 S.A. - Brasil, Bolsa, Balcao (a)	68	808
BB Seguridade Participacoes S/A	71	409
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (a)	24	201
JBS S/A	18	83
Porto Seguro S.A.	10	93
Sul America S.A. (a)	30	257
Vale S.A. (a)	7	110
WEG SA (a)	38	561
		2,522
South Africa 0.2%
Clicks Group Ltd.	15	267
Impala Platinum Holdings Limited	18	252
Kumba Iron Ore Ltd	7	283
Mr Price Group	26	304
MTN Group Ltd.	70	289
Shoprite Holdings Ltd.	30	287
Sibanye Stillwater (a)	58	236
		1,918
Thailand 0.1%
Kasikornbank PCL	183	699
Krungthai Card Public Company Limited	80	160
Land and Houses Public Company Limited	917	244
Muangthai Leasing Public Company Limited	66	130
Srisawad Corporation Public Company Limited	81	179
		1,412
Malaysia 0.1%
Hartalega Holdings Berhad	88	266
Petronas Gas Bhd	82	350
Supermax Corporation Berhad (a)	114	172
Top Glove Corporation Bhd	313	478
Westports Holdings Berhad	88	93
		1,359
Luxembourg 0.1%
ArcelorMittal (a)	51	1,169
ARD Holdings S.A. - Class A	—	1
		1,170
Saudi Arabia 0.1%
Abdullah Al-Othaim Markets Company	6	199
Advanced Petrochemical Company	20	361
BUPA Arabia for Cooperative Insurance Company	6	201
Jarir Marketing Company	8	386
		1,147
Finland 0.1%
Kone Corporation	6	523
Neste Oyj	4	311
Orion Oyj - Class B	5	224
		1,058
Norway 0.1%
Equinor ASA	57	963
Yara International ASA	2	74
		1,037

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Qatar 0.1%
Barwa Real Estate Company Q.P.S.C	150	140
Masraf Al Rayan (Q.P.S.C.)	466	580
		720
Mexico 0.1%
Grupo Bimbo SAB de CV - Class A	162	351
Kimberly-Clark de Mexico SAB de CV - Class A	128	218
Megacable Holdings, SAB de CV	31	113
		682
Indonesia 0.1%
Indofood Sukses Makmur Tbk	274	134
Unilever Indonesia Tbk PT	784	411
United Tractors Tbk PT	44	84
		629
United Arab Emirates 0.1%
Emaar Properties PJSC (a)	580	559
Portugal 0.0%
Galp Energia, SGPS, S.A.	51	543
Poland 0.0%
CD Projekt SA (a)	4	304
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	153	227
		531
Turkey 0.0%
BIM Birlesik Magazalar A.S. - Class A	30	302
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	44	96
		398
Singapore 0.0%
Singapore Exchange Ltd.	39	275
Suntec Real Estate Investment Trust	65	74
		349
New Zealand 0.0%
a2 Milk Co. Ltd. (a)	7	59
Fisher & Paykel Healthcare Corp.	11	251
		310
Philippines 0.0%
BDO Unibank, Inc.	54	120
Globe Telecom Inc.	4	150
		270
Hungary 0.0%
Chemical Works of Gedeon Richter Plc.	9	228
Chile 0.0%
Aguas Andinas SA - Class A	280	90
Enel Americas SA	720	117
		207
Cayman Islands 0.0%
Herbalife Nutrition Ltd. (a)	4	193
Czech Republic 0.0%
MONETA Money Bank, a.s.	38	122
Greece 0.0%
Jumbo S.A. - Class R	7	116
Austria 0.0%
OMV AG	3	111
Egypt 0.0%
Eastern Tobacco Co.	105	87
Colombia 0.0%
Ecopetrol S.A.	134	86
Total Common Stocks (cost $695,503)		869,499
GOVERNMENT AND AGENCY OBLIGATIONS 8.9%
United States of America 8.6%
Austin, City of
2.79%, 11/15/31	370	407
Beaverton, City of
5.00%, 04/01/33	250	337
California, State of
4.00%, 11/01/33	250	299
Federal Home Loan Mortgage Corporation
4.50%, 10/01/48	1,444	1,614
4.00%, 09/01/49	586	645
3.00%, 03/01/50	2,127	2,275
3.50%, 04/01/50	3,967	4,346
2.50%, 10/01/50	869	921
Federal National Mortgage Association, Inc.
2.50%, 10/01/35 - 10/01/50	6,470	6,842
1.50%, 11/01/35	779	802
3.50%, 02/01/48 - 04/01/48	2,342	2,485
4.50%, 12/01/48	1,050	1,164
4.00%, 05/01/48 - 01/01/50	2,898	3,150
3.00%, 07/01/50 (e)	3,561	3,795
2.00%, 12/01/35 - 10/01/50	2,771	2,884
3.00%, 07/01/50 - 10/01/50	2,605	2,742
Government National Mortgage Association
3.50%, 06/20/50	2,561	2,722
3.00%, 07/20/50	1,588	1,669
2.00%, 10/20/50 - 11/20/50	847	886
2.50%, 10/20/50 - 11/20/50	1,940	2,056
Grand Parkway Transportation Corporation
3.24%, 10/01/52	480	502
Illinois, State of
5.10%, 06/01/33	135	145
Los Angeles Community College District
2.11%, 08/01/32	650	679
Massachusetts School Building Authority
4.00%, 11/15/35	150	175
Massachusetts, Commonwealth of
2.51%, 07/01/41	700	733
Metropolitan Transportation Authority
4.00%, 11/15/45	105	116
New Jersey, State of
3.00%, 06/01/32	130	147
Portland, City of
4.00%, 04/01/32	265	306
San Antonio Water System
5.92%, 05/15/40	250	364
Texas, State of
3.21%, 04/01/44	700	765
Treasury, United States Department of
2.38%, 03/15/21	3,000	3,013
1.50%, 03/31/23	3,974	4,094
1.88%, 08/31/24	17,260	18,298
0.50%, 03/31/25	1,255	1,266
0.25%, 06/30/25 - 09/30/25	3,160	3,149
3.50%, 02/15/39	2,071	2,808
1.13%, 08/15/40	216	204
2.75%, 11/15/42	3,995	4,944
3.00%, 11/15/44	200	259
2.50%, 05/15/46	90	107
2.25%, 08/15/49	3,303	3,778
2.00%, 11/30/22 - 02/15/50	2,900	3,048
1.25%, 05/15/50	729	661
1.38%, 08/31/23 - 08/15/50	8,100	8,354
		99,956
Colombia 0.1%
Presidencia de la Republica de Colombia
4.38%, 07/12/21	200	204
5.00%, 06/15/45	400	489
		693
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	400	445
4.15%, 03/28/27	200	231
		676
Uruguay 0.1%
El Gobierno De La Republica Oriental Del Uruguay
4.50%, 08/14/24 (b)	500	552
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	200	220
6.55%, 03/14/37	200	304
		524

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Panama 0.0%
Government of the Republic of Panama
3.75%, 04/17/26	450	490
Indonesia 0.0%
Indonesia Government International Bond
4.35%, 01/08/27 (f)	200	232
The Republic of Indonesia, The Government of
4.13%, 01/15/25 (f)	200	224
		456
Total Government And Agency Obligations (cost $103,243)		103,347
CORPORATE BONDS AND NOTES 8.3%
United States of America 6.9%
AbbVie Inc.
3.20%, 05/14/26	1,000	1,110
4.25%, 11/14/28	300	359
Altria Group, Inc.
3.40%, 05/06/30	250	276
Amazon.com, Inc.
4.05%, 08/22/47	600	791
American Tower Corporation
3.38%, 10/15/26	1,000	1,122
Amgen Inc.
2.45%, 02/21/30	600	643
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200	253
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	200	232
Anthem, Inc.
2.88%, 09/15/29	400	442
5.10%, 01/15/44	300	416
Aon Corporation
2.80%, 05/15/30	600	654
AT&T Inc.
4.25%, 03/01/27	300	350
AvalonBay Communities, Inc.
2.45%, 01/15/31	100	108
Baker Hughes, a GE Company, LLC
3.34%, 12/15/27	600	672
Bank of America Corporation
4.25%, 10/22/26	300	351
4.18%, 11/25/27	1,000	1,159
2.88%, 10/22/30	300	329
Bausch Health Companies Inc.
6.13%, 04/15/25 (f)	4,000	4,121
Bemis Company, Inc.
2.63%, 06/19/30	650	704
Berkshire Hathaway Energy Company
3.70%, 07/15/30 (f)	500	591
Burlington Northern Santa FE, LLC
5.75%, 05/01/40	200	297
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,460
Capital One Financial Corporation
3.75%, 07/28/26	1,000	1,128
3.65%, 05/11/27	100	115
Carrier Global Corporation
2.72%, 02/15/30	300	320
Caterpillar Inc.
2.60%, 04/09/30	400	440
Charter Communications Operating, LLC
2.80%, 04/01/31	100	106
Cigna Holding Company
4.38%, 10/15/28	700	844
4.80%, 07/15/46	900	1,187
Citigroup Inc.
2.98%, 11/05/30	600	660
Comcast Corporation
4.25%, 01/15/33	400	500
3.90%, 03/01/38	200	241
Commonwealth Edison Company
4.00%, 03/01/48	500	629
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	8,500	9,187
CSX Corporation
3.80%, 11/01/46	200	241
CVS Health Corporation
4.30%, 03/25/28	1,239	1,471
Diamond Sports Group, LLC
5.38%, 08/15/26 (f)	200	163
DISH DBS Corporation
5.88%, 07/15/22	2,500	2,611
Dollar Tree, Inc.
4.20%, 05/15/28	100	119
Dominion Energy, Inc.
3.90%, 10/01/25	300	340
Duke Energy Corporation
2.45%, 06/01/30	50	53
3.75%, 09/01/46	500	581
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	200	213
Eldorado Resorts, Inc.
6.25%, 07/01/25 (f)	1,000	1,065
Energy Transfer LP
4.75%, 01/15/26	600	675
Enterprise Products Operating LLC
3.13%, 07/31/29	300	333
2.80%, 01/31/30	300	325
EOG Resources, Inc.
4.38%, 04/15/30	50	61
ERP Operating Limited Partnership
4.50%, 07/01/44	200	261
Exelon Corporation
4.45%, 04/15/46	100	127
Exxon Mobil Corporation
2.44%, 08/16/29	600	651
2.61%, 10/15/30 (g)	100	109
FedEx Corporation
3.25%, 04/01/26	400	446
Fiserv, Inc.
3.50%, 07/01/29	300	345
2.65%, 06/01/30	300	325
Flir Systems, Inc.
2.50%, 08/01/30	650	681
Ford Motor Credit Company LLC
5.13%, 06/16/25	2,000	2,173
Fox Corporation
4.71%, 01/25/29	300	364
General Dynamics Corporation
3.63%, 04/01/30	400	475
Highpoint Operating Corporation
8.75%, 06/15/25	1,000	421
Intel Corporation
3.10%, 02/15/60	600	648
Iron Mountain Incorporated
4.88%, 09/15/27 (f)	1,000	1,047
JPMorgan Chase & Co.
5.15%, (100, 05/01/23) (h)	1,700	1,753
2.52%, 04/22/31	200	215
4.95%, 06/01/45	200	282
KeyCorp
2.55%, 10/01/29	300	324
Las Vegas Sands Corp.
3.90%, 08/08/29	400	430
Lockheed Martin Corporation
3.80%, 03/01/45	200	247
Marriott International, Inc.
5.75%, 05/01/25 (i)	400	468
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (f)	1,500	1,522
MetLife, Inc.
4.60%, 05/13/46	100	137
Metropolitan Life Global Funding I
2.95%, 04/09/30 (f)	600	674
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,080
Mohawk Industries, Inc.
3.63%, 05/15/30	200	224

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Morgan Stanley
3.97%, 07/22/38	200	246
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (f)	750	736
MPLX LP
4.13%, 03/01/27	600	691
Nestle Holdings, Inc.
3.63%, 09/24/28 (f)	500	585
Northrop Grumman Corporation
5.25%, 05/01/50	400	594
Occidental Petroleum Corporation
8.00%, 07/15/25	300	341
6.63%, 09/01/30	200	217
Quest Diagnostics Incorporated
2.80%, 06/30/31	650	711
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	50	49
Schlumberger Holdings Corporation
4.00%, 12/21/25 (f)	400	455
Simon Property Group, L.P.
3.38%, 12/01/27	200	223
SkyMiles IP Ltd.
4.50%, 10/20/25 (f)	300	321
Southwest Airlines Co.
1.25%, 05/01/25 (g)	500	728
Sprint Corporation
7.63%, 03/01/26	1,500	1,862
Tenet Healthcare Corporation
5.13%, 05/01/25	2,000	2,038
6.13%, 10/01/28 (f)	2,000	2,082
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (f)	600	641
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	600	645
The Sherwin-Williams Company
2.30%, 05/15/30	200	210
The Southern Company
3.25%, 07/01/26	300	336
3.70%, 04/30/30 (g)	600	693
The Walt Disney Company
2.20%, 01/13/28	600	641
The Williams Companies, Inc.
3.50%, 11/15/30	50	57
T-Mobile USA, Inc.
3.75%, 04/15/27 (f)	200	228
3.30%, 02/15/51 (f)	200	205
United Parcel Service, Inc.
3.75%, 11/15/47	600	752
United Rentals (North America), Inc.
4.88%, 01/15/28	1,500	1,606
Univision Communications Inc.
5.13%, 02/15/25 (f)	1,500	1,517
Valero Energy Corp.
4.35%, 06/01/28	300	342
Walmart Inc.
2.95%, 09/24/49	200	229
Weatherford International Ltd.
8.75%, 09/01/24 (f)	1,350	1,363
Wells Fargo & Company
2.57%, 02/11/31	600	637
WESCO Distribution, Inc.
7.13%, 06/15/25 (f)	600	660
WRKCo Inc.
3.90%, 06/01/28	600	696
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f)	1,000	1,044
Xilinx, Inc.
2.95%, 06/01/24	1,000	1,073
		80,931
United Kingdom 0.4%
Ashtead Capital, Inc.
4.38%, 08/15/27 (f)	1,000	1,052
Barclays PLC
4.38%, 01/12/26 (g)	500	574
BAT Capital Corp.
3.56%, 08/15/27	1,600	1,778
BP Capital Markets P.L.C.
3.72%, 11/28/28	300	347
HSBC Holdings PLC
2.01%, 09/22/28 (g)	300	307
2.36%, 08/18/31 (g)	200	206
Imperial Brands Finance PLC
3.50%, 07/26/26 (f) (i)	300	331
Royalty Pharma PLC
1.75%, 09/02/27 (f)	100	103
		4,698
Canada 0.2%
Bell Canada Enterprises Inc.
4.46%, 04/01/48	500	664
Canadian Natural Resources Limited
3.85%, 06/01/27	600	672
TransCanada PipeLines Limited
4.25%, 05/15/28	300	353
4.63%, 03/01/34	300	365
		2,054
France 0.2%
AXA
8.60%, 12/15/30	100	156
BNP Paribas
3.05%, 01/13/31 (f) (g)	600	655
Orange SA
5.38%, 01/13/42	200	283
Total Capital International
2.83%, 01/10/30 (b)	600	671
		1,765
China 0.1%
Alibaba Group Holding Limited
3.40%, 12/06/27	300	336
4.00%, 12/06/37	300	352
State Grid Overseas Investment Ltd.
3.50%, 05/04/27 (f)	600	666
		1,354
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	1,000	1,143
Italy 0.1%
Enel Finance International N.V.
3.50%, 04/06/28 (f)	700	797
Netherlands 0.1%
EDP Finance B.V.
1.71%, 01/24/28 (f)	300	301
Shell International Finance B.V.
4.13%, 05/11/35	300	373
		674
Cayman Islands 0.1%
Tencent Holdings Limited
2.39%, 06/03/30 (f)	600	615
Bermuda 0.1%
Arch Capital Group Ltd.
3.64%, 06/30/50	500	580
Colombia 0.0%
Ecopetrol S.A.
4.13%, 01/16/25	500	546
Japan 0.0%
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	500	511
Chile 0.0%
Colbun S.A.
3.95%, 10/11/27 (f)	400	450
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (f)	400	426

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Singapore 0.0%
Flex Ltd.
4.88%, 05/12/30	300	361
Mexico 0.0%
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (f)	200	207
Spain 0.0%
Banco Santander, S.A.
2.75%, 12/03/30 (g)	200	206
Total Corporate Bonds And Notes (cost $91,948)		97,318
INVESTMENT COMPANIES 1.9%
United States of America 1.9%
Schwab U.S. TIPs ETF (b)	183	11,339
Templeton Global Bond Fund - Class R6 (j)	1,143	11,144
Total Investment Companies (cost $23,280)		22,483
PREFERRED STOCKS 1.5%
United States of America 1.0%
American Electric Power Company, Inc., 6.13%, 03/15/22 (b) (g)	17	852
Broadcom Inc., 8.00%, 09/30/22 (g)	3	3,556
Dominion Energy, Inc., 7.25%, 06/01/22 (b) (g)	10	1,003
DTE Energy Company, 6.25%, 11/01/22 (g)	30	1,444
K.K.R. Co., Inc., 6.00%, 09/15/23 (g)	4	229
NextEra Energy, Inc., 5.28%, 03/01/23 (g)	25	1,271
Sempra Energy, 6.75%, 07/15/21 (b) (g)	17	1,763
The Southern Company, 6.75%, 08/01/22 (g)	25	1,297
		11,415
Switzerland 0.3%
Roche Holding AG	9	3,177
Schindler Holding AG	1	160
		3,337
Brazil 0.1%
Companhia Paranaense de Energia Copel - Class B	10	150
Itausa - Investimentos Itau SA (a)	445	1,005
		1,155
South Korea 0.1%
LG Household & Health Care Ltd.	—	139
Samsung Electronics Co. Ltd.	15	990
		1,129
Germany 0.0%
Fuchs Petrolub SE	3	193
Total Preferred Stocks (cost $15,274)		17,229
EQUITY LINKED STRUCTURED NOTES 1.3%
United States of America 1.3%
Barclays PLC
(Comcast Corporation) (f)	16	705
BNP Paribas
(Apple Inc.)	8	1,048
Credit Suisse AG
(International Business Machines Corporation)	15	1,892
(Pfizer Inc.)	75	2,777
Goldman Sachs International
(AbbVie Inc.)	14	1,463
JPMorgan Structured Products B.V.
(Amazon.com, Inc.) (c)	—	961
Merrill Lynch International & Co. C.V.
(Oracle Corporation) (f)	16	993
Royal Bank of Canada
(The Home Depot, Inc.) (f)	7	1,551
(Intel Corporation)	31	1,481
Societe Generale
(Raytheon BBN Technologies Corp.)	27	1,911
Total Equity Linked Structured Notes (cost $14,339)		14,782
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United States of America 0.3%
American Airlines, Inc.
Series 2016-A-3, 3.25%, 10/15/28	452	408
Capital One Multi-Asset Execution Trust
Series 2016-A5-A5, 1.66%, 08/16/21	400	403
Series 2019-A1-A1, 2.84%, 02/15/22	485	499
Series 2019-A2-A2, 1.72%, 08/15/22	1,000	1,023
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	153	155
Discover Card Execution Note Trust
Series 2019-A1-A1, 3.04%, 01/18/22	400	410
United Airlines 2019-2 Class A Pass Through Trust
Series 2019-A-2, REMIC, 2.90%, 05/01/28	196	186
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	700	754
United Airlines Inc. Pass-Through Trust
Series 2016-A-1, 3.45%, 07/07/28	84	82
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,867)		3,920
WARRANTS 0.0%
Thailand 0.0%
Srisawad Corporation Public Company Limited (a)	3	1
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.9%
JNL Government Money Market Fund, 0.02% (j) (k)	34,440	34,440
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.07% (j) (k)	5,728	5,728
Total Short Term Investments (cost $40,168)		40,168
Total Investments 100.0% (cost $987,622)		1,168,747
Other Derivative Instruments 0.0%		143
Other Assets and Liabilities, Net (0.0)%		(92)
Total Net Assets 100.0%		1,168,798

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $3,805.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $38,658 and 3.3% of the Fund.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Franklin Templeton Growth Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Templeton Global Bond Fund	47,589	5,775	38,474	1,575	(5,183)	1,437	11,144	1.0

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	06/18/20	586	605	0.1
JPMorgan Structured Products B.V. - Amazon.com, Inc., 12/07/21	11/24/20	939	961	0.1
KWG Living Group Holdings Limited	05/27/20	23	29	—
Public Joint Stock Society "Fosagro"	07/07/20	170	193	—
		1,718	1,788	0.2

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	50	March 2021	3,174	(5)	46
S&P 500 Index	135	March 2021	24,888	166	416
United States 2 Year Note	12	April 2021	2,650	—	2
United States 5 Year Note	5	April 2021	630	—	1
United States Ultra Bond	1	March 2021	215	1	(1)
				162	464
Short Contracts
United States 10 Year Note	(68)	March 2021	(9,387)	(7)	(2)
United States 10 Year Ultra Bond	(53)	March 2021	(8,306)	(12)	19
				(19)	17

JNL/Franklin Templeton Growth Allocation Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	CAI	01/04/21	JPY	(5,188)	(50)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
COMMON STOCKS 51.3%
Financials 10.3%
Bank of America Corporation	974	29,532
Barclays PLC (a)	5,500	11,061
Citigroup Inc.	150	9,249
JPMorgan Chase & Co.	375	47,651
MetLife, Inc.	490	23,006
Morgan Stanley	310	21,244
Truist Financial Corporation	285	13,660
U.S. Bancorp	320	14,909
		170,312
Utilities 8.3%
American Electric Power Company, Inc.	135	11,241
Dominion Energy, Inc.	350	26,320
DTE Energy Company	70	8,499
Duke Energy Corporation	245	22,432
Edison International	210	13,192
Sempra Energy	123	15,735
The Southern Company	650	39,930
		137,349
Health Care 7.3%
AbbVie Inc.	100	10,715
AstraZeneca PLC	170	17,197
Bristol-Myers Squibb Company	400	24,812
CVS Health Corporation	350	23,905
Johnson & Johnson	150	23,607
Merck & Co., Inc.	260	21,268
		121,504
Consumer Staples 5.7%
PepsiCo, Inc.	170	25,211
Philip Morris International Inc.	100	8,279
Procter & Gamble Co. (a)	190	26,437
Target Corporation	36	6,269
The Coca-Cola Company	400	21,936
Unilever PLC	100	6,021
		94,153
Industrials 5.4%
Cummins Inc.	40	9,084
Honeywell International Inc.	110	23,397
Lockheed Martin Corporation	30	10,649
Raytheon BBN Technologies Corp.	250	17,878
Union Pacific Corporation	75	15,617
United Parcel Service Inc. - Class B	75	12,630
		89,255
Energy 5.0%
BP P.L.C. - ADR	200	4,104
Chevron Corporation	390	32,936
Exxon Mobil Corporation	750	30,915
Royal Dutch Shell PLC - Class A - ADR (b)	150	5,271
Total SA - ADR (b)	200	8,382
Weatherford International Public Limited Company (a) (b)	150	900
		82,508
Materials 2.8%
Air Products and Chemicals, Inc.	30	8,197
BASF SE - Class N	130	10,263
Rio Tinto PLC - ADR	380	28,599
		47,059
Communication Services 2.7%
BCE Inc. (b)	180	7,693
Comcast Corporation - Class A	250	13,100
Verizon Communications Inc.	400	23,500
		44,293
Information Technology 2.6%
Analog Devices, Inc.	50	7,387
Intel Corporation	200	9,964
International Business Machines Corporation	65	8,182
Oracle Corporation	15	996
Texas Instruments Incorporated	105	17,234
		43,763
Consumer Discretionary 0.8%
General Motors Company (a)	225	9,369
The Home Depot, Inc.	12	3,187
		12,556
Real Estate 0.4%
Host Hotels & Resorts, Inc.	400	5,852
Total Common Stocks (cost $712,591)		848,604
CORPORATE BONDS AND NOTES 28.7%
Health Care 11.3%
AbbVie Inc.
3.80%, 03/15/25	7,500	8,377
Bausch Health Companies Inc.
7.00%, 03/15/24 (c)	3,400	3,496
6.13%, 04/15/25 (c)	4,700	4,843
5.50%, 11/01/25 (c)	3,500	3,619
9.00%, 12/15/25 (c)	2,500	2,763
5.00%, 02/15/29 (c)	6,000	6,169
Bristol-Myers Squibb Company
3.40%, 07/26/29	3,500	4,068
Cigna Holding Company
3.75%, 07/15/23	6,646	7,178
Community Health Systems, Inc.
8.13%, 06/30/24 (c)	5,000	5,195
6.63%, 02/15/25 (c)	31,800	33,473
8.00%, 03/15/26 (c)	40,000	43,232
CVS Health Corporation
4.10%, 03/25/25	505	572
4.30%, 03/25/28	3,500	4,156
5.05%, 03/25/48	1,600	2,166
Endo Designated Activity Company
9.50%, 07/31/27 (c)	1,448	1,613
6.00%, 06/30/28 (c)	1,827	1,520
HCA Inc.
5.88%, 05/01/23	7,500	8,233
Mylan N.V.
3.95%, 06/15/26	2,700	3,088
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	4,724	5,101
Tenet Healthcare Corporation
6.75%, 06/15/23	20,000	21,489
6.25%, 02/01/27 (c)	15,000	15,813
		186,164
Communication Services 4.6%
AT&T Inc.
4.13%, 02/17/26	5,000	5,793
CCO Holdings, LLC
5.50%, 05/01/26 (c)	1,800	1,868
5.13%, 05/01/27 (c)	3,300	3,499
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	4,000	3,251
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,921
5.00%, 03/15/23	11,000	11,409
Netflix, Inc.
4.38%, 11/15/26	5,000	5,538
4.88%, 04/15/28	4,000	4,512
Sprint Corporation
11.50%, 11/15/21	7,500	8,148
6.00%, 11/15/22	4,200	4,543
7.13%, 06/15/24	5,500	6,425
7.63%, 03/01/26	9,200	11,419
		76,326
Financials 3.7%
Bank of America Corporation
6.10%, (100, 03/17/25) (d)	4,000	4,521
6.25%, (100, 09/05/24) (d)	2,500	2,774
3.42%, 12/20/28	7,500	8,472
Capital One Financial Corporation
4.20%, 10/29/25	7,500	8,524
Citigroup Inc.
4.13%, 07/25/28	7,500	8,744
Ford Motor Credit Company LLC
5.13%, 06/16/25	13,000	14,125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
3.56%, (3 Month USD LIBOR + 3.32%), (100, 04/01/21) (d) (e)	1,900	1,881
3.68%, (3 Month USD LIBOR + 3.47%), (100, 01/30/21) (d) (e)	2,833	2,819
5.15%, (100, 05/01/23) (d)	1,800	1,856
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	7,119
		60,835
Consumer Discretionary 2.4%
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	7,500	7,986
Ford Motor Company
4.35%, 12/08/26	5,000	5,329
General Motors Company
5.15%, 04/01/38	7,000	8,464
Univision Communications Inc.
6.63%, 06/01/27 (c)	5,500	5,905
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	9,919
5.25%, 05/15/27 (c)	2,000	2,062
		39,665
Industrials 2.1%
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	11,000	11,165
Southwest Airlines Co.
1.25%, 05/01/25 (f)	3,000	4,367
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	6,423
United Technologies Corporation
3.95%, 08/16/25	7,000	8,029
WESCO Distribution, Inc.
7.13%, 06/15/25 (c)	5,000	5,497
		35,481
Energy 2.1%
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22	1,056	1,047
9.25%, 07/15/24 (c)	1,944	2,159
11.00%, 04/15/25 (c)	7,000	7,074
Highpoint Operating Corporation
7.00%, 10/15/22	8,000	3,122
8.75%, 06/15/25	7,500	3,160
Occidental Petroleum Corporation
8.00%, 07/15/25 (b)	2,000	2,275
6.63%, 09/01/30	2,000	2,170
Weatherford International Ltd.
8.75%, 09/01/24 (c)	7,000	7,068
11.00%, 12/01/24 (c)	7,621	5,941
		34,016
Consumer Staples 2.0%
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	3,000	3,285
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,705
3.56%, 08/15/27	10,000	11,109
Kraft Heinz Foods Company
4.63%, 01/30/29	4,100	4,674
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c)	7,100	6,969
Post Holdings, Inc.
5.00%, 08/15/26 (c)	4,500	4,653
		33,395
Materials 0.3%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (b) (c)	4,400	4,772
Real Estate 0.2%
Equinix, Inc.
5.38%, 05/15/27	3,500	3,810
Total Corporate Bonds And Notes (cost $441,853)		474,464
EQUITY LINKED STRUCTURED NOTES 7.7%
Barclays PLC
(Comcast Corporation) (c)	160	7,047
BNP Paribas
(Apple Inc.)	65	8,512
Citigroup Global Markets Holdings Inc.
(Microsoft Corporation) (c)	32	7,186
Credit Suisse AG
(International Business Machines Corporation)	60	7,569
(Cisco Systems, Inc.)	169	7,551
(Pfizer Inc.)	597	22,104
JPMorgan Structured Products B.V.
(Amazon.com, Inc.) (g)	3	9,607
Royal Bank of Canada
(The Home Depot, Inc.) (c)	60	14,313
(Analog Devices, Inc.) (c)	103	13,980
(Intel Corporation)	313	14,954
Societe Generale
(Target Corporation)	83	14,580
Total Equity Linked Structured Notes (cost $123,071)		127,403
GOVERNMENT AND AGENCY OBLIGATIONS 7.1%
U.S. Treasury Note 3.8%
Treasury, United States Department of
2.00%, 11/30/22	20,000	20,709
2.75%, 04/30/23 - 05/31/23	40,000	42,459
		63,168
Mortgage-Backed Securities 3.3%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	1,333	1,456
3.00%, 08/01/50	10,586	11,151
Government National Mortgage Association
3.50%, 06/20/50	24,420	25,949
3.00%, 07/20/50	15,329	16,107
		54,663
Total Government And Agency Obligations (cost $115,022)		117,831
PREFERRED STOCKS 4.2%
Utilities 2.1%
American Electric Power Company, Inc., 6.13%, 03/15/22 (b) (f)	150	7,515
DTE Energy Company, 6.25%, 11/01/22 (f)	135	6,499
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	250	12,710
Sempra Energy, 6.75%, 07/15/21 (f)	75	7,780
		34,504
Information Technology 1.7%
Broadcom Inc., 8.00%, 09/30/22 (f)	20	28,449
Financials 0.4%
Federal National Mortgage Association, Inc., 5.38%, (105,000, 02/01/21) (a) (b) (c) (d) (f) (h)	—	1,550
JPMorgan Chase & Co., 6.00%, (25, 03/01/24) (d)	101	2,872
K.K.R. Co., Inc., 6.00%, 09/15/23 (b) (f)	33	1,959
		6,381
Total Preferred Stocks (cost $61,337)		69,334
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	4,500	4,849
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,500)		4,849
OTHER EQUITY INTERESTS 0.0%
General Motors Company (a) (i) (j)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund, 0.07% (k) (l)	19,244	19,244
Investment Companies 0.1%
JNL Government Money Market Fund, 0.02% (k) (l)	1,166	1,166
Total Short Term Investments (cost $20,410)		20,410
Total Investments 100.6% (cost $1,478,784)		1,662,896
Other Assets and Liabilities, Net (0.6)%		(9,352)
Total Net Assets 100.0%		1,653,544

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security is exempt from registration under the Securities Act of 1933, as amended.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

As of December 31, 2020, the value and the percentage of net assets of these securities was $263,986 and 16.0% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Franklin Templeton Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
JPMorgan Structured Products B.V. - Amazon.com, Inc., 12/07/21	11/24/20	9,386	9,607	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 97.5%
Japan 13.8%
Anicom Holdings, Inc.	290	3,028
Asahi Corporation	61	961
Asics Corp. (a)	195	3,752
BML Inc.	296	9,216
Bunka Shutter Co. Ltd.	132	1,242
Daibiru Corp.	87	1,102
Dowa Holdings Co. Ltd.	35	1,286
En-Japan Inc.	47	1,420
Fuji Oil Holdings Inc.	127	3,639
Gulliver International Co. Ltd.	346	1,832
Hosokawa Micron Corporation	25	1,540
Idec Corp.	102	1,801
Kobayashi Pharmaceutical Co. Ltd.	9	1,124
Meitec Corp.	67	3,464
Morinaga & Co.,Ltd.	21	804
Morita Holdings Corp.	87	1,480
Nichiha Corporation	111	3,502
Nihon Parkerizing Co. Ltd.	134	1,388
Nissei ASB Machine Co., Ltd.	49	2,775
Qol Holdings Co., Ltd.	188	2,049
Seria Co., Ltd.	40	1,466
Shima Seiki Mfg., Ltd.	85	1,437
Solasto Corporation	595	9,224
Square Enix Holdings Co. Ltd.	46	2,808
TechnoPro Holdings, Inc.	40	3,333
TOPCON Corporation	79	982
Tsumura & Co.	118	3,557
Zojirushi Corp.	56	1,009
		71,221
United Kingdom 10.7%
Biffa PLC (b)	3,611	11,337
Clarkson PLC	247	9,146
Coats Group PLC (b)	1,077	991
Devro PLC	1,952	4,082
Foxtons Group PLC (b)	4,794	3,623
Greggs PLC (b)	82	2,007
Headlam Group PLC (b)	1,049	5,179
Hyve Group PLC (b)	1,760	2,740
Man Group PLC	1,595	3,012
Oxford Instruments PLC	92	2,520
Rathbone Brothers Public Limited Company	48	1,020
Stock Spirits Group PLC	382	1,395
Trifast PLC (b)	2,687	5,614
Watches of Switzerland Group PLC (b)	292	2,320
		54,986
Sweden 7.7%
Cloetta AB - Class B	1,828	5,473
Dometic Group AB (publ) (b)	290	3,863
Dustin Group AB	910	7,127
Granges AB (a) (b)	359	4,400
Hexpol AB - Class B	597	6,408
Loomis AB - Class B	291	8,027
Thule Group AB (b)	118	4,418
		39,716
Canada 7.1%
Canaccord Genuity Group Inc.	391	3,428
Canada Goose Holdings Inc. (a) (b)	40	1,200
Canadian Western Bank (a)	130	2,930
Computer Modelling Group Ltd.	425	1,628
Fairfax Financial Holdings Ltd.	17	5,893
Fairfax India Holdings Corporation (b) (c)	796	7,646
K-Bro Linen Inc.	232	7,102
Park Lawn Corporation (a)	231	5,070
The North West Company Inc.	61	1,564
		36,461
Bermuda 5.6%
Arch Capital Group Ltd. (b)	305	11,013
AXIS Capital Holdings Limited	28	1,411
Liberty Latin America Ltd. - Class A (b)	620	6,896
Liberty Latin America Ltd. - Class C (b)	294	3,255
RenaissanceRe Holdings Ltd	38	6,301
		28,876
France 4.7%
Beneteau SA	130	1,505
Elis SA (b)	511	8,522
Nexans (b)	35	2,556
SEB SA	36	6,466
Somfy SA	31	5,315
		24,364
Germany 3.8%
CTS Eventim AG & Co. KGaA (b)	177	11,826
Gerresheimer AG	19	2,007
Grand City Properties S.A.	102	2,625
JENOPTIK Aktiengesellschaft	76	2,330
VIA optronics AG - ADR (b)	68	913
		19,701
Italy 3.8%
Brunello Cucinelli S.p.A. (a) (b)	28	1,218
Interpump Group SpA	94	4,654
Marr S.p.A (a) (b)	102	2,112
Recordati Industria Chimica E Farmaceutica S.p.A.	91	5,069
Sanlorenzo S.P.A. (b)	132	2,662
Technogym S.p.A. (b)	324	3,673
		19,388
China 3.6%
Beijing Hollysys Co.,Ltd.	130	1,905
Goodbaby International Holdings Limited (b)	1,452	197
Greatview Aseptic Packaging Company Limited	2,073	1,211
Shanghai Haohai Biological Technology Co., Ltd. - Class H	209	1,263
Travelsky Technology Ltd. - Class H	3,606	8,711
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.	1,074	2,463
Xtep International Holdings Limited	5,493	2,759
		18,509
Taiwan 3.4%
Chicony Electronics Co. Ltd.	1,021	3,134
Giant Manufacturing Co. Ltd.	319	3,125
King Yuan Electronics Co. Ltd.	2,302	2,859
Merida Industry Co. Ltd.	366	3,089
Nan Pao Resins Chemical Co., Ltd.	170	947
Nien Made Enterprise Co., LTD.	163	1,891
Quang Viet Enterprise Co., Ltd.	26	101
Tripod Technology Corp.	519	2,198
		17,344
Netherlands 3.4%
Aalberts N.V.	27	1,197
Accell Group N.V.	49	1,554
Arcadis NV (a) (b)	80	2,649
Flow Traders N.V.	85	2,806
IMCD B.V.	49	6,245
Intertrust N.V.	167	2,831
		17,282
Switzerland 3.3%
Bucher Industries AG	10	4,655
Landis+Gyr Group AG	31	2,458
Logitech International S.A. - Class N (a)	38	3,672
Siegfried Holding AG - Class N (b)	5	3,889
Tecan Group AG - Class N	2	1,057
Zur Rose Group AG (b)	5	1,531
		17,262
Ireland 3.1%
Total Produce Public Limited Company	9,448	15,928
Spain 2.9%
Construcciones Y Auxiliar De Ferrocarriles, S.A	43	2,073
Prosegur Cash, S.A.	6,146	6,036
Zardoya Otis SA	960	6,728
		14,837
Belgium 2.7%
Barco	112	2,449

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Fagron	81	1,885
Kinepolis Group (a) (b)	28	1,199
Shurgard Self Storage Europe	188	8,160
		13,693
South Korea 2.6%
BNK Financial Group Inc.	245	1,286
DGB Financial Group	338	2,124
Orion Incorporation	87	9,908
		13,318
Hong Kong 2.5%
Hang Lung Group Ltd.	1,605	3,998
Johnson Electric Holdings Limited	482	1,194
Techtronic Industries Company Limited	245	3,504
Value Partners Group Limited (a)	2,644	1,398
VTech Holdings Ltd.	353	2,750
		12,844
Australia 1.9%
Hansen Technologies Limited (a)	3,322	9,582
New Zealand 1.8%
Mainfreight Limited	190	9,508
Finland 1.2%
Fiskars Oyj Abp	41	757
Huhtamaki Oyj	80	4,121
Outotec Oyj	138	1,383
		6,261
Singapore 1.1%
Haw Par Corp. Ltd.	715	5,804
India 1.1%
IIFL Wealth Management Limited (b)	415	5,751
Luxembourg 0.9%
Solutions 30 SE (a) (b)	150	1,943
Stabilus S.A.	39	2,800
		4,743
Brazil 0.9%
Camil Alimentos S.A. (b)	1,050	2,237
M. Dias Branco S.A. Industria e Comercio de Alimentos	339	2,225
		4,462
United States of America 0.8%
Livent Corporation (b)	74	1,390
OneSpaWorld Holdings Limited (a) (b)	290	2,939
		4,329
Greece 0.8%
Jumbo S.A. - Class R	237	4,091
Mexico 0.7%
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (b)	23	3,711
Thailand 0.5%
Hana Microelectronics Public Company Limited	1,880	2,502
Israel 0.4%
Maxeon Solar Technologies, Ltd. (a) (b)	488	2,179
Denmark 0.3%
Matas A/S (a) (b)	103	1,455
Indonesia 0.2%
PT XL Axiata Tbk.	6,282	1,222
Norway 0.2%
Sbanken ASA (b)	138	1,109
Total Common Stocks (cost $447,494)		502,439
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas S.A. (b)	140	1,133
Total Preferred Stocks (cost $343)		1,133
WARRANTS 0.0%
United States of America 0.0%
OneSpaWorld Holdings Limited (b)	60	182
Total Warrants (cost $0)		182
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.1%
JNL Government Money Market Fund, 0.02% (d) (e)	10,887	10,887
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund, 0.07% (d) (e)	5,789	5,789
Total Short Term Investments (cost $16,676)		16,676
Total Investments 100.9% (cost $464,513)		520,430
Other Assets and Liabilities, Net (0.9)%		(4,878)
Total Net Assets 100.0%		515,552

(a) All or a portion of the security was on loan as of December 31, 2020.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $7,646 and 1.5% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Franklin Templeton International Small Cap Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	CAI	01/04/21	JPY	3,501	34	—
JPY/USD	JPM	01/05/21	JPY	8,549	83	—
USD/HKD	JPM	01/05/21	HKD	(890)	(115)	—
					2	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Competitive Advantage Fund
COMMON STOCKS 98.4%
Information Technology 35.3%
Accenture Public Limited Company - Class A	311	81,142
Adobe Inc. (a)	56	28,222
Apple Inc. (a)	477	63,254
Automatic Data Processing, Inc.	441	77,781
Cisco Systems, Inc. (b)	576	25,769
Citrix Systems Inc. (b)	192	24,919
Fortinet, Inc. (a)	199	29,561
Intel Corporation	507	25,273
Intuit Inc.	216	81,936
Jack Henry & Associates Inc. (b)	427	69,236
KLA-Tencor Corp.	216	55,876
Microsoft Corporation	222	49,435
NetApp, Inc.	424	28,068
Paychex Inc. (b)	833	77,647
Teradyne Inc. (b)	222	26,654
Texas Instruments Incorporated (b)	499	81,893
		826,666
Industrials 30.4%
Copart Inc. (a)	231	29,335
Expeditors International of Washington Inc.	273	25,995
Fastenal Co. (b)	1,580	77,156
Illinois Tool Works Inc. (b)	241	49,182
JB Hunt Transport Services Inc. (b)	358	48,916
Lockheed Martin Corporation	182	64,609
Old Dominion Freight Line Inc.	391	76,371
Robert Half International Inc. (b)	1,227	76,669
Rockwell Automation Inc.	311	77,992
Rollins Inc. (b)	1,304	50,935
Southwest Airlines Co. (a) (b)	421	19,644
United Parcel Service Inc. - Class B	510	85,794
W. W. Grainger, Inc. (b)	71	29,077
		711,675
Consumer Discretionary 9.5%
Best Buy Co., Inc.	710	70,863
Lowe`s Companies, Inc.	305	48,956
NIKE, Inc. - Class B	221	31,252
NVR, Inc. (a)	5	21,680
Pool Corporation (b)	71	26,358
Ross Stores Inc. (a)	183	22,449
		221,558
Consumer Staples 9.4%
Altria Group, Inc.	1,172	48,053
Hershey Co.	301	45,831
Monster Beverage 1990 Corporation (a)	579	53,565
The Clorox Company (b)	356	71,888
		219,337
Health Care 8.1%
AmerisourceBergen Corporation	231	22,627
Biogen Inc. (a)	250	61,135
Cardinal Health, Inc.	457	24,489
Eli Lilly & Co.	338	56,995
Merck & Co., Inc.	291	23,766
		189,012
Financials 3.5%
MarketAxess Holdings Inc.	97	55,424
T. Rowe Price Group, Inc. (b)	173	26,251
		81,675
Materials 1.1%
Avery Dennison Corporation	173	26,817
Communication Services 1.1%
Booking Holdings Inc. (a)	12	26,028
Total Common Stocks (cost $1,806,680)		2,302,768
SHORT TERM INVESTMENTS 3.9%
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	11,405	11,405
Repurchase Agreement with CIT, 0.57% (Collateralized by various publicly traded equities with a value of 49,500) acquired on 12/31/20, due 04/02/21 at $45,066	45,000	45,000
		56,405
Investment Companies 1.4%
JNL Government Money Market Fund, 0.02% (c) (d)	31,874	31,874
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	2,316	2,316
Total Short Term Investments (cost $90,595)		90,595
Total Investments 102.3% (cost $1,897,275)		2,393,363
Other Derivative Instruments 0.0%		242
Other Assets and Liabilities, Net (2.3)%		(55,053)
Total Net Assets 100.0%		2,338,552

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	197	March 2021	36,005	242	921

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Dividend Income & Growth Fund
COMMON STOCKS 98.7%
Industrials 9.8%
3M Company	756	132,103
General Dynamics Corporation (a)	282	41,987
PACCAR Inc.	1,545	133,276
Raytheon BBN Technologies Corp.	636	45,496
United Parcel Service Inc. - Class B	441	74,253
		427,115
Communication Services 9.6%
Activision Blizzard, Inc.	1,001	92,928
Comcast Corporation - Class A (a)	2,714	142,209
Omnicom Group Inc. (a)	1,968	122,722
Walt Disney Co.	340	61,593
		419,452
Information Technology 9.3%
Automatic Data Processing, Inc.	279	49,165
Cisco Systems, Inc.	2,923	130,824
Intel Corporation	872	43,431
International Business Machines Corporation (a)	972	122,302
Maxim Integrated Products, Inc. (b)	718	63,672
		409,394
Materials 9.3%
Air Products and Chemicals, Inc.	469	128,042
Linde Public Limited Company	168	44,223
LyondellBasell Industries N.V. - Class A	555	50,838
Nucor Corporation (a)	2,624	139,566
PPG Industries, Inc. (a)	322	46,487
		409,156
Financials 9.2%
Comerica Inc.	2,604	145,474
Huntington Bancshares Incorporated (a)	7,666	96,826
Invesco Ltd. (a)	2,779	48,446
People's United Financial Inc. (a)	8,713	112,655
		403,401
Consumer Staples 9.1%
Archer-Daniels-Midland Company	1,940	97,808
Kimberly-Clark Corporation (a)	611	82,406
Philip Morris International Inc.	1,544	127,798
The Coca-Cola Company (a)	1,610	88,299
		396,311
Health Care 8.7%
Amgen Inc.	392	90,179
Johnson & Johnson	554	87,184
Merck & Co., Inc.	985	80,582
Pfizer Inc.	3,327	122,464
		380,409
Utilities 8.6%
Duke Energy Corporation	1,386	126,888
PPL Corporation	4,226	119,165
The Southern Company	2,129	130,767
		376,820
Energy 8.5%
Exxon Mobil Corporation	2,861	117,936
ONEOK, Inc. (a)	2,606	100,028
The Williams Companies, Inc.	5,983	119,966
Valero Energy Corporation	601	34,029
		371,959
Consumer Discretionary 8.4%
Carnival Plc (a) (b)	1,205	26,109
Harley-Davidson, Inc. (a)	1,103	40,477
McDonald's Corporation	378	81,049
The Home Depot, Inc. (a)	472	125,286
VF Corp.	1,103	94,211
		367,132
Real Estate 8.2%
Federal Realty Investment Trust (a)	979	83,349
Kimco Realty Corporation	2,290	34,381
Realty Income Corporation	1,336	83,062
Simon Property Group, Inc. (a)	1,412	120,417
Ventas, Inc. (a)	747	36,619
		357,828
Total Common Stocks (cost $4,105,600)		4,318,977
SHORT TERM INVESTMENTS 3.6%
Securities Lending Collateral 2.6%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	24,955	24,955
Repurchase Agreement with CIT, 0.57% (Collateralized by various publicly traded equities with a value of 99,000) acquired on 12/31/20, due 04/02/21 at $90,131	90,000	90,000
		114,955
Investment Companies 0.9%
JNL Government Money Market Fund, 0.02% (c) (d)	41,676	41,676
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	3,712	3,712
Total Short Term Investments (cost $160,343)		160,343
Total Investments 102.3% (cost $4,265,943)		4,479,320
Other Derivative Instruments 0.0%		384
Other Assets and Liabilities, Net (2.3)%		(102,526)
Total Net Assets 100.0%		4,377,178

(a) All or a portion of the security was on loan as of December 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	313	March 2021	57,195	384	1,474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs International 5 Fund
COMMON STOCKS 97.1%
Japan 22.4%
Aisin Seiki Co. Ltd.	12	351
Amada Co. Ltd.	36	400
Bridgestone Corp.	11	374
Canon Inc. (a)	15	293
Concordia Financial Group, Ltd.	48	170
Daiwa House Industry Co. Ltd.	14	410
Fukuoka Financial Group, Inc.	11	196
Japan Airlines Co., Ltd (b)	16	307
Japan Hotel REIT Investment Corporation	1	288
Japan Post Holdings Co., Ltd.	44	343
Japan Post Insurance Co., Ltd.	16	336
Japan Retail Fund Investment Corp.	—	157
Japan Tobacco Inc. (a)	20	399
JFE Holdings Inc.	41	399
JXTG Holdings, Inc.	95	341
Kajima Corp.	32	425
Kansai Electric Power Co. Inc.	35	326
Komatsu Ltd.	19	530
Marubeni Corp.	58	383
Mazda Motor Corp. (b)	55	367
Mitsubishi Corp.	16	382
Mitsubishi Heavy Industries Ltd.	12	371
Mitsubishi Motors Corp. (b)	99	207
Mitsui & Co. Ltd.	23	425
Mitsui Chemicals Inc.	15	450
MS&AD Insurance Group Holdings, Inc.	12	363
NGK Spark Plug Co. Ltd.	15	260
Nikon Corp.	37	233
Nomura Real Estate Holdings, Inc.	11	252
NSK Ltd.	44	388
Resona Holdings Inc.	101	352
Showa Denko KK	18	376
Sojitz Corp.	116	259
Subaru Corp. NPV	16	316
Sumitomo Chemical Co. Ltd.	104	419
Sumitomo Corp.	27	362
Sumitomo Heavy Industries Ltd.	12	287
Sumitomo Rubber Industries Inc.	16	139
Tohoku Electric Power Co. Inc.	19	155
Tosoh Corp.	24	375
Yamaha Motor Co. Ltd.	24	486
		13,652
United Kingdom 11.3%
Anglo American PLC	20	680
Aviva PLC	104	464
British American Tobacco P.L.C.	12	446
Coca-Cola European Partners PLC	9	460
Direct Line Insurance Limited	54	236
GlaxoSmithKline PLC	23	423
International Consolidated Airlines Group, S.A.	79	173
ITV Plc (b)	213	313
Land Securities Group PLC	29	272
Next PLC (b)	6	589
Persimmon Public Limited Company	13	494
Rio Tinto PLC	10	770
Schroders PLC	6	259
Taylor Wimpey PLC (b)	183	416
The British Land Company Public Limited Company	50	336
WPP 2012 Limited	50	542
		6,873
Australia 10.4%
AGL Energy Limited	24	222
Alumina Ltd.	212	301
Ampol Limited	14	305
Aurizon Holdings Limited	94	285
BHP Group PLC	13	433
BlueScope Steel Ltd.	35	466
Boral Ltd.	90	346
Brambles Limited	39	317
Commonwealth Bank of Australia	6	354
Crown Resorts Limited	20	151
Fortescue Metals Group Ltd.	44	791
Qantas Airways Ltd. (b)	83	313
QBE Insurance Group Ltd.	33	216
Rio Tinto Ltd.	5	459
South32 Limited	211	403
Stockland	87	282
Suncorp Group Ltd.	40	299
Vicinity Centres RE Ltd	93	116
Westpac Banking Corporation	19	290
		6,349
France 9.4%
Accor SA (b)	13	484
AXA SA	20	489
Bouygues SA	12	483
Bureau Veritas (b)	13	346
Capgemini SA	4	673
Cie de Saint-Gobain (b)	13	619
Compagnie Generale des Etablissements Michelin	4	569
Credit Agricole SA (b)	39	498
Schneider Electric SE	5	689
Sodexo SA (b)	5	419
VINCI	5	463
		5,732
Germany 7.7%
Allianz SE	2	533
Bayer AG - Class N	7	394
Deutsche Post AG - Class N	15	780
Deutsche Telekom AG - Class N	29	532
Fresenius Medical Care AG & Co. KGaA	6	532
HeidelbergCement AG	8	604
Muenchener Rueckversicherungs AG - Class N	2	550
Siemens AG - Class N	5	670
Siemens Energy AG (b)	2	87
		4,682
Sweden 6.4%
Aktiebolaget SKF - Class B	27	707
Aktiebolaget Volvo - Class B (b)	31	725
Husqvarna Aktiebolag - Class B	32	414
ICA Gruppen Aktiebolag	6	289
Sandvik AB (b)	29	708
Securitas AB - Class B	16	252
Telia Co. AB (a)	119	493
Trelleborg AB - Class B	14	306
		3,894
Italy 4.1%
A2A SpA	179	287
Assicurazioni Generali SpA	26	454
Atlantia SpA (b)	22	389
Intesa Sanpaolo SpA	194	455
Mediobanca SpA (b)	52	481
Poste Italiane - Societa' Per Azioni	44	445
		2,511
South Korea 3.8%
Honam Petrochemical Corp.	2	452
Lotte Shopping Co., Ltd.	2	163
POSCO	2	477
Samsung Fire & Marine Insurance Co. Ltd.	2	294
SK innovation Co., Ltd.	3	568
Woongjin Coway Co., Ltd.	5	361
		2,315
Belgium 3.1%
ageas SA/NV	9	485
Anheuser-Busch InBev	8	563
Proximus	13	266
Solvay SA	5	555
		1,869
Canada 2.9%
Air Canada (b)	8	145
Cenovus Energy Inc. (b)	28	172
Empire Company Limited - Class A	3	85
Genworth MI Canada Inc.	2	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
George Weston Ltd.	1	67
Great-West Lifeco Inc.	4	98
Imperial Oil Ltd. (a)	4	83
Loblaw Cos. Ltd.	2	94
Magna International Inc.	3	191
Manulife Financial Corp.	13	222
Power Corporation of Canada (a)	9	211
Suncor Energy Inc.	8	127
Teck Resources Limited - Class B	12	219
		1,772
Switzerland 2.4%
Swiss Re AG	5	472
Swisscom AG - Class N	1	474
Zurich Insurance Group AG - Class N	1	509
		1,455
Spain 2.3%
AENA, S.M.E., S.A. (b)	3	456
Amadeus IT Group SA	7	527
Naturgy Energy Group SA	18	419
		1,402
Ireland 1.9%
Ryanair Holdings Plc - ADR (b)	7	730
Smurfit Kappa Funding Designated Activity Company	9	441
		1,171
Finland 1.9%
Fortum Oyj	22	535
UPM-Kymmene Oyj	16	580
		1,115
Netherlands 1.8%
Koninklijke Ahold Delhaize N.V.	20	568
Randstad NV	8	531
		1,099
Norway 1.2%
DNB Bank ASA	25	488
Subsea 7 S.A. (b)	25	257
		745
Hong Kong 1.2%
HKT Trust	93	121
Melco Resorts & Entertainment Ltd. - ADR (b)	17	317
Wharf Real Estate Investment Company Limited	58	302
		740
Singapore 0.8%
ComfortDelgro Corp. Ltd.	194	246
Singapore Telecommunications Limited	140	246
		492
Israel 0.6%
Alony Hetz Properties & Investments Ltd	4	53
Israel Discount Bank Ltd.	63	242
Mizrahi Tefahot Bank Ltd.	2	57
		352
China 0.6%
Fosun International Limited	211	333
Austria 0.5%
ams AG (b)	13	296
Macau 0.4%
Wynn Macau, Limited (b)	149	250
Total Common Stocks (cost $54,544)		59,099
PREFERRED STOCKS 1.9%
Switzerland 0.8%
Roche Holding AG	1	509
Germany 0.8%
Porsche Automobil Holding SE (c)	7	480
Italy 0.3%
Telecom Italia SpA	381	197
Total Preferred Stocks (cost $1,115)		1,186
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
iShares MSCI EAFE ETF	1	51
Total Investment Companies (cost $52)		51
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.07% (d) (e)	650	650
Investment Companies 0.4%
JNL Government Money Market Fund, 0.02% (d) (e)	236	236
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (f) (g)	55	55
Total Short Term Investments (cost $941)		941
Total Investments 100.6% (cost $56,652)		61,277
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (0.6)%		(379)
Total Net Assets 100.0%		60,895

(a) All or a portion of the security was on loan as of December 31, 2020.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	4	March 2021	419	(3)	7

JNL/Goldman Sachs International 5 Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SGA	01/05/21	HKD	47	6	—
JPY/USD	SGA	01/05/21	JPY	7,828	76	—
SEK/USD	UBS	01/04/21	SEK	50	6	—
USD/NOK	CSI	01/05/21	NOK	(38)	(4)	—
USD/SEK	CSI	01/05/21	SEK	(96)	(12)	—
					72	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Intrinsic Value Fund
COMMON STOCKS 99.1%
Consumer Discretionary 27.0%
Best Buy Co., Inc.	372	37,151
Ford Motor Company (a)	2,999	26,361
Genuine Parts Co.	217	21,792
H & R Block, Inc.	1,041	16,516
Hanesbrands Inc.	2,782	40,558
Harley-Davidson, Inc.	597	21,920
Kohl's Corporation (a)	1,443	58,716
Lennar Corporation - Class A	542	41,353
LKQ Corporation (a)	1,226	43,219
Mohawk Industries Inc. (a)	555	78,214
Pulte Homes Inc.	932	40,170
PVH Corp.	903	84,815
Ralph Lauren Corp. - Class A (a)	198	20,522
Whirlpool Corporation	110	19,776
		551,083
Health Care 22.1%
Anthem, Inc.	71	22,676
Biogen Inc. (a)	225	55,086
Cardinal Health, Inc.	783	41,956
Cigna Holding Company	112	23,335
DaVita Inc. (a)	690	80,983
Gilead Sciences, Inc.	648	37,733
HCA Healthcare, Inc.	286	47,114
Humana Inc.	65	26,526
McKesson Corporation	396	68,893
Universal Health Services Inc. - Class B	341	46,857
		451,159
Communication Services 9.7%
AT&T Inc. (a)	1,995	57,391
Discovery, Inc. - Series A (a) (b)	1,680	50,564
Expedia Group, Inc. (a)	212	28,022
Omnicom Group Inc.	1,003	62,588
		198,565
Industrials 9.7%
Alaska Air Group, Inc.	408	21,224
Cummins Inc.	138	31,332
Delta Air Lines, Inc.	465	18,687
Huntington Ingalls Industries Inc.	262	44,754
Quanta Services, Inc.	313	22,527
Southwest Airlines Co. (a)	463	21,593
United Airlines Holdings, Inc. (a)	333	14,389
United Rentals Inc. (a)	97	22,621
		197,127
Materials 8.1%
Eastman Chemical Co.	827	82,954
International Paper Company	1,101	54,720
Nucor Corporation	501	26,629
		164,303
Consumer Staples 7.9%
Altria Group, Inc.	984	40,333
The Kroger Co.	1,194	37,928
Tyson Foods Inc. - Class A	328	21,126
Walgreens Boots Alliance, Inc.	1,536	61,243
		160,630
Information Technology 7.5%
HP Inc.	1,990	48,940
Intel Corporation	442	22,015
International Business Machines Corporation	163	20,548
Xerox Holdings Corporation	2,665	61,797
		153,300
Utilities 3.4%
NRG Energy, Inc.	1,853	69,570
Real Estate 1.9%
Simon Property Group, Inc.	456	38,890
Energy 1.8%
HollyFrontier Corp.	1,434	37,067
Total Common Stocks (cost $1,861,833)		2,021,694
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	34,643	34,643
Investment Companies 0.8%
JNL Government Money Market Fund, 0.02% (c) (d)	15,821	15,821
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	1,476	1,476
Total Short Term Investments (cost $51,940)		51,940
Total Investments 101.6% (cost $1,913,773)		2,073,634
Other Derivative Instruments 0.0%		147
Other Assets and Liabilities, Net (1.6)%		(33,733)
Total Net Assets 100.0%		2,040,048

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	120	March 2021	22,120	147	372

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Total Yield Fund
COMMON STOCKS 99.0%
Information Technology 19.7%
ADS Alliance Data Systems, Inc.	204	15,113
Cisco Systems, Inc.	828	37,066
Citrix Systems Inc.	169	21,937
HP Inc.	1,686	41,466
International Business Machines Corporation	134	16,867
Juniper Networks, Inc.	2,337	52,607
NetApp, Inc.	373	24,718
Oracle Corporation	352	22,801
Seagate Technology Public Limited Company	708	44,023
The Western Union Company	828	18,169
Xerox Holdings Corporation	2,267	52,582
		347,349
Consumer Discretionary 16.0%
Genuine Parts Co.	175	17,571
Hanesbrands Inc.	1,323	19,294
Kohl's Corporation (a)	445	18,115
Leggett & Platt Inc.	403	17,853
Lennar Corporation - Class A	466	35,518
LKQ Corporation (a)	1,049	36,950
Macy's, Inc. (a) (b)	1,324	14,895
Newell Brands Inc.	3,039	64,527
Nordstrom Inc. (a) (b)	505	15,755
Ralph Lauren Corp. - Class A (a)	165	17,136
Whirlpool Corporation	136	24,611
		282,225
Health Care 15.7%
Amgen Inc.	87	20,066
Biogen Inc. (a)	135	33,019
Cardinal Health, Inc.	1,001	53,605
DaVita Inc. (a)	585	68,622
HCA Healthcare, Inc.	246	40,395
Henry Schein Inc. (a)	288	19,223
Universal Health Services Inc. - Class B	151	20,698
Waters Corp. (a)	89	22,131
		277,759
Financials 14.2%
American Express Company (a)	319	38,624
Ameriprise Financial, Inc.	206	39,986
Capital One Financial Corporation	457	45,128
Discover Financial Services	555	50,289
Northern Trust Corp.	199	18,498
State Street Corporation	256	18,628
The Allstate Corporation	359	39,503
		250,656
Industrials 11.8%
Delta Air Lines, Inc.	378	15,190
Jacobs Engineering Group Inc.	190	20,675
Johnson Controls International Public Limited Company	477	22,209
Masco Corporation	630	34,596
Quanta Services, Inc.	272	19,577
Raytheon BBN Technologies Corp.	530	37,910
United Rentals Inc. (a)	175	40,644
Waste Management, Inc.	157	18,493
		209,294
Materials 6.3%
Amcor Plc	1,870	22,015
International Paper Company	1,303	64,808
Westrock Company, Inc.	545	23,720
		110,543
Consumer Staples 6.0%
Campbell Soup Company	686	33,156
Kraft Heinz Foods Company	564	19,547
Molson Coors Beverage Company - Class B (a)	353	15,957
Walgreens Boots Alliance, Inc.	924	36,839
		105,499
Real Estate 3.8%
Equity Residential	293	17,351
Simon Property Group, Inc.	225	19,186
Vornado Realty Trust	803	29,984
		66,521
Communication Services 3.5%
AT&T Inc. (a)	646	18,582
Discovery, Inc. - Series A (a) (b)	1,440	43,328
		61,910
Energy 2.0%
HollyFrontier Corp.	696	17,986
Kinder Morgan, Inc.	1,292	17,658
		35,644
Total Common Stocks (cost $1,573,586)		1,747,400
SHORT TERM INVESTMENTS 2.2%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	24,418	24,418
Investment Companies 0.7%
JNL Government Money Market Fund, 0.02% (c) (d)	13,416	13,416
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	1,152	1,152
Total Short Term Investments (cost $38,986)		38,986
Total Investments 101.2% (cost $1,612,572)		1,786,386
Other Derivative Instruments 0.0%		111
Other Assets and Liabilities, Net (1.2)%		(21,434)
Total Net Assets 100.0%		1,765,063

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	91	March 2021	16,877	111	180

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 87.4%
China 24.3%
China Construction Bank Corporation - Class H	8,889	6,760
Foshan Haitian Flavoring & Food Co., Ltd - Class A	285	8,744
GDS Holdings Ltd. - ADR (a)	176	16,467
Industrial and Commercial Bank of China Limited - Class H	17,610	11,435
JD.com, Inc. - Class A (a)	57	2,536
JD.com, Inc. - Class A - ADR (a)	335	29,459
KE Holdings Inc - Class A - ADR (a)	85	5,260
Meituan Dianping - Class B (a)	175	6,687
NetEase, Inc.	632	12,087
NetEase, Inc. - ADR	128	12,286
New Oriental Education & Technology Group - ADR (a)	68	12,622
Ping An Insurance (Group) Co of China Ltd - Class H	1,686	20,712
S.F. Holding Co., Ltd - Class A	412	5,558
Shanghai International Airport Co.Ltd. - Class A	153	1,769
TAL Education Group - Class A - ADR (a)	85	6,103
Tencent Holdings Limited	509	36,943
Yunnan Baiyao Group Co., Ltd. - Class A	136	2,365
		197,793
India 16.4%
Hindustan Unilever Ltd.	337	11,070
Housing Development Finance Corp.	1,158	40,670
ICICI Bank Limited (a)	628	4,631
Infosys Ltd. - ADR	997	16,904
Infosys Ltd.	1,111	19,127
Reliance Industries Limited - GDR (b)	137	7,488
Reliance Industries Ltd.	784	21,383
State Bank of India (a)	948	3,586
Tata Consultancy Services Limited	224	8,783
		133,642
Russian Federation 8.1%
Polymetal International PLC	35	811
Polymetal International PLC	165	3,820
Public Joint Stock Society "Polyus" - GDR (c)	141	14,195
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	2	481
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	381	11,941
Sberbank of Russia	6,589	24,097
Yandex N.V. - Class A (a)	152	10,552
		65,897
Taiwan 7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,074	58,072
South Korea 6.7%
LG Corp.	3	227
Samsung Electronics Co. Ltd.	728	54,513
		54,740
Argentina 5.2%
MercadoLibre S.R.L (a)	25	42,289
Brazil 4.6%
B3 S.A. - Brasil, Bolsa, Balcao (a)	14	170
Magazine Luiza S.A.	2,659	12,765
Rumo SA (a)	1	2
Vale S.A. - ADR	626	10,488
Vale S.A. (a)	866	14,437
		37,862
United States of America 4.1%
EPAM Systems, Inc. (a)	23	8,244
Facebook, Inc. - Class A (a)	30	8,228
NVIDIA Corporation	33	17,306
		33,778
Netherlands 3.6%
ASML Holding	51	25,169
Heineken NV	38	4,219
		29,388
Singapore 2.2%
SEA, Ltd. - Class A - ADR (a)	88	17,484
United Kingdom 1.5%
Unilever Plc - ADR	28	1,701
Unilever PLC	177	10,693
		12,394
Indonesia 1.0%
PT. Bank Central Asia Tbk	3,360	8,110
Hong Kong 1.0%
Hong Kong Exchanges & Clearing Ltd.	146	8,011
Spain 0.8%
Banco Bilbao Vizcaya Argentaria, S.A.	1,314	6,508
Poland 0.8%
Allegro.eu SA (a)	272	6,178
Total Common Stocks (cost $518,268)		712,146
PARTICIPATORY NOTES 9.7%
China 9.7%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.) (d)	875	39,055
Macquarie Bank Limited (Jiangsu Hengrui Medicine Co., Ltd.) (d)	716	12,205
Macquarie Bank Limited (Kweichow Moutai Co., Ltd.) (d)	92	28,214
Total Participatory Notes (cost $30,516)		79,474
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.3%
JNL Government Money Market Fund, 0.02% (e) (f)	51,122	51,122
Total Short Term Investments (cost $51,122)		51,122
Total Investments 103.4% (cost $599,906)		842,742
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (3.4)%		(27,537)
Total Net Assets 100.0%		815,204

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $7,488 and 0.9% of the Fund.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	01/10/19	7,575	14,195	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/GQG Emerging Markets Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	01/04/21	HKD	54,463	7,025	—
HKD/USD	SSB	01/05/21	HKD	31,670	4,084	—
USD/HKD	SSB	01/04/21	HKD	(15,400)	(1,986)	(1)
USD/HKD	SSB	01/04/21	HKD	(64,162)	(8,276)	—
USD/HKD	SSB	01/05/21	HKD	(16,540)	(2,133)	—
					(1,286)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.4%
United States of America 39.4%
Agilent Technologies, Inc.	126	14,977
Alphabet Inc. - Class A (a)	22	37,973
American International Group, Inc.	382	14,466
Automatic Data Processing, Inc.	46	8,158
Bank of America Corporation	508	15,407
Berkshire Hathaway Inc. - Class B (a)	123	28,404
Booking Holdings Inc. (a)	10	22,179
Caterpillar Inc.	38	6,873
Charter Communications, Inc. - Class A (a)	18	11,995
Citigroup Inc.	224	13,784
Comcast Corporation - Class A	154	8,059
Constellation Brands, Inc. - Class A	35	7,725
General Motors Company (a)	346	14,418
Halliburton Company	551	10,416
HCA Healthcare, Inc.	134	21,997
Hilton Worldwide Holdings Inc. (a)	208	23,098
Keurig Dr Pepper Inc.	632	20,230
Moody's Corp.	40	11,726
Workday, Inc. - Class A (a)	52	12,484
		304,369
Switzerland 18.0%
Compagnie Financiere Richemont SA	117	10,582
Credit Suisse Group AG - Class N	3,117	40,733
Glencore PLC (a)	13,193	42,079
Julius Bar Gruppe AG - Class N	420	24,136
LafargeHolcim Ltd.	191	10,590
Novartis AG - Class N	112	10,580
		138,700
Germany 15.6%
Allianz SE	122	30,018
Bayer AG - Class N	584	34,481
Daimler AG - Class N	519	36,811
Fresenius Medical Care AG & Co. KGaA	178	15,065
Henkel AG & Co. KGaA	41	3,915
		120,290
United Kingdom 6.4%
Compass Group PLC (a)	597	11,107
Liberty Global PLC - Class A (a)	813	19,693
Liberty Global PLC - Class C (a)	62	1,475
WPP 2012 Limited	1,554	16,948
		49,223
France 4.8%
BNP Paribas SA (a)	699	37,008
Netherlands 4.1%
CNH Industrial N.V. (a)	2,521	31,919
South Africa 3.1%
Naspers Ltd. - Class N	117	24,223
South Korea 2.1%
NAVER Corp.	32	8,745
Samsung Electronics Co. Ltd.	102	7,629
		16,374
Japan 1.7%
Toyota Motor Corp.	169	13,002
China 1.2%
Alibaba Group Holding Limited (a) (b)	161	4,854
Alibaba Group Holding Limited - ADR (a)	20	4,678
		9,532
Mexico 1.0%
Grupo Televisa S.A.B. - ADR (a)	915	7,539
Total Common Stocks (cost $643,376)		752,179
PREFERRED STOCKS 0.6%
Germany 0.6%
Henkel AG & Co. KGaA (c)	39	4,350
Total Preferred Stocks (cost $3,818)		4,350
WARRANTS 0.0%
Switzerland 0.0%
Compagnie Financiere Richemont SA (a)	261	68
Total Warrants (cost $0)		68
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund, 0.02% (d) (e)	14,091	14,091
Total Short Term Investments (cost $14,091)		14,091
Total Investments 99.8% (cost $661,285)		770,688
Other Derivative Instruments (0.0)%		(13)
Other Assets and Liabilities, Net 0.2%		1,188
Total Net Assets 100.0%		771,863

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/23/20	5,284	4,854	0.6

JNL/Harris Oakmark Global Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	01/04/21	HKD	6,366	821	—
USD/CHF	SSB	06/16/21	CHF	(12,236)	(13,881)	(13)
					(13,060)	(13)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 98.7%
Real Estate 98.7%
Agree Realty Corporation	136	9,063
Boston Properties Inc.	68	6,439
Cyrusone LLC	79	5,801
Digital Realty Trust Inc.	40	5,544
Duke Realty Corp.	249	9,932
Equinix, Inc.	9	6,034
Extra Space Storage Inc.	53	6,153
First Industrial Realty Trust, Inc.	181	7,612
Healthpeak Properties, Inc.	297	8,982
Highwoods Properties Inc.	132	5,223
Invitation Homes Inc.	350	10,403
Life Storage Inc.	71	8,486
Mid-America Apartment Communities, Inc.	66	8,393
New Senior Investment Group Inc.	744	3,856
Pebblebrook Hotel Trust	328	6,168
Physicians Realty Trust (a)	329	5,859
Piedmont Office Realty Trust Inc. - Class A	264	4,290
ProLogis Inc.	126	12,539
QTS Realty Trust, Inc. - Class A	106	6,543
SITE Centers Corp.	702	7,108
Sun Communities Inc.	48	7,283
Sunstone Hotel Investors Inc. (b)	337	3,812
UDR, Inc.	341	13,106
VICI Properties Inc.	478	12,190
Weingarten Realty Investors	279	6,049
Welltower Inc.	153	9,901
Total Common Stocks (cost $181,630)		196,769
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.8%
JNL Government Money Market Fund, 0.02% (c) (d)	1,620	1,620
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	548	548
Total Short Term Investments (cost $2,168)		2,168
Total Investments 99.8% (cost $183,798)		198,937
Other Assets and Liabilities, Net 0.2%		304
Total Net Assets 100.0%		199,241

(a) All or a portion of the security was on loan as of December 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 95.7%
Consumer Staples 24.9%
Anheuser-Busch InBev	261	18,247
Campbell Soup Company	545	26,374
General Mills, Inc.	614	36,117
Heineken NV	228	25,458
Kimberly-Clark Corporation	148	19,890
Kraft Heinz Foods Company	348	12,059
L'Oreal SA	44	16,830
Mondelez International, Inc. - Class A	350	20,460
Nestle SA - Class N	156	18,381
Procter & Gamble Co. (a)	233	32,378
Sysco Corp.	169	12,545
Target Corporation	122	21,462
The Coca-Cola Company	410	22,470
		282,671
Financials 15.9%
American Express Company (a)	121	14,652
Comerica Inc.	263	14,699
Cullen/Frost Bankers Inc.	138	12,015
Fifth Third Bancorp	566	15,591
KeyCorp	557	9,147
M&T Bank Corporation	178	22,694
The Charles Schwab Corporation	151	8,011
The Hartford Financial Services Group, Inc.	641	31,404
The PNC Financial Services Group, Inc.	73	10,909
The Travelers Companies, Inc.	153	21,522
Zions Bancorp	454	19,707
		180,351
Utilities 13.7%
American Electric Power Company, Inc.	132	10,988
Consolidated Edison, Inc.	117	8,464
Dominion Energy, Inc.	348	26,170
Duke Energy Corporation	142	13,002
Entergy Corporation	191	19,112
Exelon Corporation	403	17,009
PPL Corporation	952	26,850
Sempra Energy	142	18,057
SSE PLC	757	15,516
		155,168
Industrials 12.0%
3M Company	90	15,730
ABB Ltd. - Class N	634	17,973
Cummins Inc.	57	12,975
Deere & Company	43	11,467
Emerson Electric Co.	114	9,147
Flowserve Corporation	476	17,537
General Dynamics Corporation	40	5,993
Pentair Public Limited Company	206	10,941
Raytheon BBN Technologies Corp.	97	6,903
Siemens AG - Class N	66	9,659
Stanley Black & Decker, Inc.	34	6,112
United Parcel Service Inc. - Class B	71	12,035
		136,472
Health Care 7.0%
Bayer AG - Class N	160	9,475
Bristol-Myers Squibb Company	217	13,430
Eli Lilly & Co.	103	17,460
Johnson & Johnson	128	20,092
Merck & Co., Inc.	228	18,670
		79,127
Materials 5.8%
Avery Dennison Corporation	50	7,759
BASF SE - Class N	161	12,698
DuPont de Nemours, Inc.	229	16,290
International Paper Company	287	14,264
Nutrien Ltd.	118	5,668
Sonoco Products Co.	163	9,670
		66,349
Energy 4.6%
Baker Hughes, a GE Company, LLC - Class A	390	8,127
ConocoPhillips	369	14,738
Suncor Energy Inc.	389	6,514
Total SA	540	23,270
		52,649
Communication Services 4.0%
AT&T Inc. (a)	635	18,260
Deutsche Telekom AG - Class N	750	13,772
Walt Disney Co.	74	13,380
		45,412
Consumer Discretionary 3.9%
Columbia Sportswear Co. (a)	78	6,853
Darden Restaurants Inc.	28	3,366
Harley-Davidson, Inc.	424	15,569
TJX Cos. Inc.	264	18,011
		43,799
Information Technology 2.6%
Automatic Data Processing, Inc.	90	15,899
International Business Machines Corporation	105	13,271
		29,170
Real Estate 1.3%
Weyerhaeuser Company	454	15,205
Total Common Stocks (cost $993,115)		1,086,373
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.3%
JNL Government Money Market Fund, 0.02% (b) (c)	48,887	48,887
Total Short Term Investments (cost $48,887)		48,887
Total Investments 100.0% (cost $1,042,002)		1,135,260
Other Derivative Instruments (0.1)%		(1,549)
Other Assets and Liabilities, Net 0.1%		1,966
Total Net Assets 100.0%		1,135,677

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Invesco Diversified Dividend Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	CIB	01/14/21	EUR	(16,150)	(19,724)	(718)
USD/EUR	GSC	01/14/21	EUR	(2,387)	(2,916)	(106)
USD/EUR	SSB	01/14/21	EUR	(16,248)	(19,844)	(725)
					(42,484)	(1,549)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.6%
United States of America 53.5%
Adobe Inc. (a)	246	122,963
Agilent Technologies, Inc.	395	46,762
Alphabet Inc. - Class A (a)	131	229,112
Amazon.com, Inc. (a)	11	36,888
Analog Devices, Inc.	37	5,415
Anthem, Inc.	31	9,984
Avantor, Inc. (a)	1,249	35,148
Blueprint Medicines Corporation (a)	142	15,876
Boston Scientific Corporation (a)	356	12,803
Castle Biosciences, Inc. (a)	86	5,770
Centene Corporation (a)	149	8,937
Charles River Laboratories International Inc. (a)	16	3,881
Colgate-Palmolive Co.	156	13,304
Dun & Bradstreet Holdings, Inc. (a)	149	3,717
Electronic Arts Inc.	168	24,096
Equifax Inc.	223	42,951
Facebook, Inc. - Class A (a)	436	119,045
Fidelity National Information Services, Inc.	219	31,017
Illumina, Inc. (a)	48	17,590
Intuit Inc.	294	111,817
Ionis Pharmaceuticals Inc. (a)	264	14,907
IQVIA Inc. (a)	55	9,867
MacroGenics Inc. (a)	347	7,939
Maxim Integrated Products, Inc. (a)	827	73,341
Microsoft Corporation	122	27,040
Nuance Communications, Inc. (a)	191	8,432
Paypal Holdings, Inc. (a)	339	79,330
Pegasystems Inc.	126	16,735
Phathom Pharmaceuticals, Inc. (a) (b)	239	7,932
S&P Global Inc.	323	106,182
Sage Therapeutics Inc. (a)	96	8,289
Sarepta Therapeutics, Inc. (a)	111	18,970
Twist Bioscience Corporation (a)	12	1,746
United Parcel Service Inc. - Class B	268	45,215
Veracyte, Inc. (a)	316	15,471
Visa Inc. - Class A	131	28,601
Walt Disney Co.	308	55,743
Zimmer Biomet Holdings, Inc.	53	8,122
		1,430,938
Japan 16.8%
Capcom Co. Ltd.	607	39,521
Fanuc Ltd.	127	31,382
Keyence Corp.	139	78,445
Minebea Mitsumi Inc.	23	461
Murata Manufacturing Co. Ltd.	920	83,150
Nidec Corp.	812	102,190
Omron Corp.	478	42,613
Takeda Pharmaceutical Co. Ltd.	557	20,302
TDK Corp.	337	50,934
		448,998
France 8.1%
Dassault Systemes SA	38	7,719
Kering SA	97	70,793
LVMH Moet Hennessy Louis Vuitton SE	221	137,949
		216,461
China 4.3%
JD.com, Inc. - Class A - ADR (a)	1,310	115,119
Netherlands 3.5%
Airbus SE (a)	665	73,048
ASML Holding	27	13,238
uniQure N.V. (a)	219	7,925
		94,211
India 3.2%
DLF Limited	14,954	47,894
ICICI Bank Limited - ADR (a)	2,530	37,601
		85,495
Sweden 2.9%
Assa Abloy AB - Class B	1,361	33,621
Atlas Copco Aktiebolag - Class A	850	43,386
		77,007
Germany 2.5%
SAP SE	511	67,755
United Kingdom 1.6%
Farfetch Ltd - Class A (a)	665	42,410
Spain 1.2%
Industria de Diseno Textil, S.A.	1,025	32,707
Brazil 1.2%
StoneCo Ltd. - Class A (a)	364	30,557
Switzerland 0.4%
Zur Rose Group AG (a)	37	11,788
Italy 0.3%
Brunello Cucinelli S.p.A. (a) (b)	164	7,191
Denmark 0.1%
Ascendis Pharma A/S - ADR (a)	11	1,840
Total Common Stocks (cost $1,321,421)		2,662,477
PREFERRED STOCKS 0.0%
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	78
Total Preferred Stocks (cost $110)		78
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.02% (c) (d)	10,341	10,341
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	1,222	1,222
Total Short Term Investments (cost $11,563)		11,563
Total Investments 100.0% (cost $1,333,094)		2,674,118
Other Derivative Instruments (0.0)%		(7)
Other Assets and Liabilities, Net 0.0%		759
Total Net Assets 100.0%		2,674,870

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Invesco Global Growth Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	RBC	01/04/21	JPY	(186,096)	(1,802)	(7)
USD/JPY	RBC	01/05/21	JPY	(83,121)	(805)	—
					(2,607)	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.9%
United States of America 47.6%
Alexandria Real Estate Equities, Inc.	81	14,464
American Tower Corporation	55	12,318
Apple Hospitality REIT, Inc. (a)	651	8,398
AvalonBay Communities, Inc.	162	26,058
Boston Properties Inc.	174	16,476
Brandywine Realty Trust	542	6,454
Brixmor Property Group Inc.	675	11,168
Columbia Property Trust Inc.	382	5,484
CubeSmart	157	5,274
Cyrusone LLC	228	16,644
DiamondRock Hospitality Co. (a)	1,006	8,300
Digital Realty Trust Inc.	49	6,814
Duke Realty Corp.	371	14,808
Equity Lifestyle Properties, Inc.	48	3,036
Essential Properties Realty Trust, Inc.	250	5,294
Extra Space Storage Inc.	124	14,330
First Industrial Realty Trust, Inc.	206	8,661
Gaming and Leisure Properties, Inc.	4	153
Highwoods Properties Inc.	116	4,610
Hilton Worldwide Holdings Inc. (a)	50	5,611
Host Hotels & Resorts, Inc.	470	6,874
Invitation Homes Inc.	714	21,218
JBG Smith Properties	149	4,669
Kilroy Realty Corporation	73	4,213
Marriott International, Inc. - Class A (a)	45	5,866
Netstreit Corp.	107	2,082
ProLogis Inc.	255	25,384
QTS Realty Trust, Inc. - Class A	147	9,125
Realty Income Corporation	104	6,489
Regency Centers Corp.	153	6,953
Retail Opportunity Investments Corp. (a)	552	7,386
Rexford Industrial Realty, Inc.	309	15,196
RLJ III-EM Columbus Lessee, LLC	482	6,816
SBA Communications Corporation	45	12,711
SITE Centers Corp.	411	4,155
Sun Communities Inc.	58	8,868
Sunstone Hotel Investors Inc. (a)	567	6,423
UDR, Inc.	730	28,049
Urban Edge Properties	392	5,069
Ventas, Inc.	222	10,882
VICI Properties Inc.	144	3,663
Vornado Realty Trust	151	5,645
Welltower Inc.	244	15,776
Weyerhaeuser Company	221	7,408
Xenia Hotels & Resorts Inc. (a)	314	4,779
		430,054
Japan 10.6%
Activia Properties Inc.	1	6,146
Daiwa Office Investment Corporation	—	1,932
GLP J-REIT	4	6,222
Industrial & Infrastructure Fund Investment Corporation.	1	2,120
Japan Hotel REIT Investment Corporation	10	5,189
Japan Prime Realty Investment Corp. (b)	1	4,850
Japan Retail Fund Investment Corp.	4	7,088
Kenedix Office Investment Corporation	—	1,865
LaSalle LOGIPORT REIT	4	6,182
Mitsui Fudosan Co. Ltd.	722	15,048
Mitsui Fudosan Logistics Park Investment Corporation	1	7,003
Nomura Real Estate Master Fund. Inc.	2	3,315
Orix J-REIT Inc.	6	9,102
Prologis	1	2,496
Sumitomo Realty & Development Co. Ltd.	309	9,522
Tokyu Fudosan Holdings Corporation	1,455	7,753
		95,833
Hong Kong 7.7%
Agile Group Holdings Limited	2,880	3,846
CK Asset Holdings Limited	1,872	9,600
ESR Cayman Limited (a)	671	2,413
Hang Lung Properties Ltd.	2,021	5,353
Kerry Properties Ltd.	2,099	5,333
New World Development Company Limited	1,541	7,181
Shimao Property Holdings Limited	3,043	9,706
Sun Hung Kai Properties Ltd.	387	4,998
Swire Properties Limited	3,296	9,593
Wharf Real Estate Investment Company Limited	2,241	11,680
		69,703
Germany 6.6%
DW Property Invest GmbH	139	7,449
Grand City Properties S.A.	370	9,474
Vonovia SE	581	42,502
		59,425
China 4.5%
China Aoyuan Group Limited	2,108	2,058
China Overseas Land & Investment Ltd.	3,161	6,883
China Resources Land Ltd.	1,970	8,148
China Vanke Co., Ltd. - Class H	2,584	8,927
CIFI Holdings (Group) Co. Ltd.	1,934	1,643
Country Garden Holdings Company Limited	4,177	5,785
KWG Group Holdings Limited	1,035	1,418
Longfor Group Holdings Limited	930	5,455
		40,317
United Kingdom 4.2%
Assura PLC	5,324	5,597
GCP Student Living PLC	1,378	2,701
Land Securities Group PLC	1,257	11,647
SEGRO Public Limited Company	350	4,543
Tritax Big Box Reit PLC	4,617	10,624
Workspace Group PLC	276	2,901
		38,013
Australia 3.1%
DEXUS Funds Management Limited	1,436	10,449
Goodman Funding Pty Ltd	479	6,983
GPT Group	1,126	3,918
Mirvac Group	3,318	6,763
		28,113
Singapore 2.8%
Ascendas India Trust (c)	3,808	3,983
City Developments Ltd.	1,457	8,802
Keppel DC REIT Management Pte. Ltd.	1,943	4,142
Mapletree Commercial Trust Management Ltd. (d)	1,589	2,568
Mapletree Industrial Trust	2,696	5,915
		25,410
Canada 2.8%
Allied Properties REIT	405	12,040
Canadian Apartment Properties REIT	154	6,053
Killam Apartment Real Estate Investment Trust - Class A	339	4,551
Summit Industrial Income REIT	256	2,746
		25,390
Sweden 1.6%
Fabege AB	346	5,453
Wihlborgs Fastigheter AB	410	9,273
		14,726
Philippines 1.3%
Ayala Land Inc.	11,669	9,925
Megaworld Corp.	26,333	2,240
		12,165
France 1.3%
Gecina SA	77	11,838
Belgium 1.1%
Cofinimmo	40	5,994
MONTEA	32	3,612
		9,606
Spain 0.9%
Merlin Properties, Socimi, S.A.	849	8,101
Brazil 0.5%
BR Malls Participacoes S.A	1,224	2,320
Iguatemi Empresa de Shopping Centers SA	141	1,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Multiplan Empreendimentos Imobiliarios S/A (a)	330	1,486
		4,811
Italy 0.5%
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	391	4,756
India 0.4%
DLF Limited	1,236	3,960
Mexico 0.4%
Cibanco, S.A., Institucion de Banca Multiple (a)	2,495	3,551
Thailand 0.4%
WHA Corporation Public Company Limited	33,706	3,429
South Africa 0.3%
Growthpoint Properties Ltd	3,078	2,637
Indonesia 0.3%
PT Pakuwon Jati Tbk (a)	63,643	2,324
Malta 0.0%
BGP Holdings PLC (a) (e)	5,552	4
Total Common Stocks (cost $844,279)		894,166
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.02% (f) (g)	6,422	6,422
Total Short Term Investments (cost $6,422)		6,422
Total Investments 99.6% (cost $850,701)		900,588
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.4%		3,329
Total Net Assets 100.0%		903,916

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Invesco Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/06/20	2,436	2,568	0.3

JNL/Invesco Global Real Estate Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	RBC	01/04/21	JPY	(12,999)	(126)	(1)
USD/PHP	SSB	01/04/21	PHP	(1,253)	(26)	—
USD/PHP	SSB	01/05/21	PHP	(1,340)	(28)	—
USD/PHP	SSB	01/06/21	PHP	(1,036)	(21)	—
USD/ZAR	RBC	01/04/21	ZAR	(40)	(3)	—
					(204)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 95.6%
Japan 13.2%
Asahi Breweries Ltd. (a)	358	14,769
Fanuc Ltd.	46	11,250
Hoya Corp.	131	18,165
Keyence Corp.	17	9,510
Koito Manufacturing Co. Ltd.	248	16,887
Komatsu Ltd.	768	20,986
Nidec Corp.	75	9,454
Olympus Corp.	867	18,980
SMC Corp.	18	11,238
Sony Corp.	245	24,659
		155,898
China 9.5%
Alibaba Group Holding Limited - ADR (b)	151	35,172
JD.com, Inc. - Class A - ADR (b)	243	21,390
Kweichow Moutai Co. Ltd. - Class A	24	7,209
New Oriental Education & Technology Group - ADR (b)	68	12,652
Tencent Holdings Limited	359	26,089
Wuliangye Yibin Co., Ltd. - Class A	230	10,233
		112,745
United States of America 8.6%
Booking Holdings Inc. (b)	8	18,700
Broadcom Inc.	87	38,021
Philip Morris International Inc.	307	25,443
Yum China Holdings, Inc.	351	20,022
		102,186
Switzerland 6.2%
Alcon AG (b)	174	11,579
Kühne + Nagel International AG	95	21,814
Logitech International S.A. - Class N	136	13,327
Nestle SA - Class N	222	26,119
		72,839
Netherlands 5.9%
ASML Holding	22	10,836
Heineken NV	107	11,973
Prosus N.V. (b)	178	19,399
Wolters Kluwer NV - Class C	324	27,344
		69,552
Canada 5.8%
Canadian National Railway Company	256	28,157
CGI Inc. - Class A (b)	512	40,578
		68,735
France 5.0%
LVMH Moet Hennessy Louis Vuitton SE	19	11,966
Pernod-Ricard SA	47	9,095
Sanofi SA	113	10,910
Schneider Electric SE (b)	188	27,263
		59,234
Hong Kong 5.0%
AIA Group Limited	2,002	24,648
China Mengniu Dairy Company Limited	2,724	16,500
Galaxy Entertainment Group Ltd. (b)	2,309	17,958
		59,106
Sweden 5.0%
Investor AB - Class B	434	31,896
Sandvik AB (b)	1,083	26,654
		58,550
South Korea 4.0%
NAVER Corp.	72	19,310
Samsung Electronics Co. Ltd.	380	28,425
		47,735
Germany 4.0%
Beiersdorf AG	66	7,622
Deutsche Boerse AG - Class N	152	25,827
Knorr - Bremse Aktiengesellschaft	99	13,552
		47,001
Ireland 3.4%
CRH Plc	142	5,946
Flutter Entertainment Public Limited Company (b)	60	12,404
Icon Public Limited Company (b)	111	21,623
		39,973
United Kingdom 3.0%
Ashtead Group Public Limited Company	118	5,543
British American Tobacco P.L.C.	293	10,890
Linde Public Limited Company	72	19,000
		35,433
Taiwan 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,751	33,066
Brazil 2.5%
B3 S.A. - Brasil, Bolsa, Balcao (b)	1,745	20,730
Banco Bradesco S.A. - ADR	1,734	9,120
		29,850
Mexico 2.5%
Wal - Mart de Mexico, S.A.B. de C.V.	10,420	29,225
Denmark 2.3%
Carlsberg A/S - Class B	89	14,207
Novo Nordisk A/S - Class B	194	13,470
		27,677
Italy 2.3%
Finecobank Banca Fineco SPA (b)	1,680	27,550
India 2.2%
HDFC Bank Limited - ADR (b)	361	26,090
Australia 1.7%
Amcor Ltd. - CDI	1,090	12,964
CSL Ltd.	32	7,043
		20,007
Singapore 0.7%
United Overseas Bank Ltd.	477	8,150
Total Common Stocks (cost $833,822)		1,130,602
PREFERRED STOCKS 2.0%
Switzerland 2.0%
Roche Holding AG	67	23,345
Total Preferred Stocks (cost $22,112)		23,345
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund, 0.02% (c) (d)	26,781	26,781
Total Short Term Investments (cost $26,781)		26,781
Total Investments 99.9% (cost $882,715)		1,180,728
Other Assets and Liabilities, Net 0.1%		1,501
Total Net Assets 100.0%		1,182,229

(a) All or a portion of the security was on loan as of December 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 97.0%
Health Care 30.5%
ABCAM PLC	759	16,114
Adaptive Biotechnologies Corporation (a)	274	16,203
AtriCure, Inc. (a)	352	19,598
Avantor, Inc. (a)	905	25,465
Bio-Techne Corporation	102	32,445
Bruker Corp.	269	14,537
Caredx, Inc. (a)	554	40,149
Catalent Inc. (a)	198	20,632
Chemed Corporation	29	15,230
ChemoCentryx, Inc. (a)	185	11,429
Conmed Corp.	159	17,750
Cryoport, Inc. (a) (b)	386	16,952
Halozyme Therapeutics, Inc. (a)	681	29,075
Heron Therapeutics, Inc. (a)	473	10,004
Immunovant, Inc. (a)	242	11,188
Inari Medical, Inc. (a)	255	22,294
Insulet Corporation (a)	74	18,818
Intellia Therapeutics, Inc. (a)	296	16,109
Iovance Biotherapeutics Inc. (a)	271	12,578
iRhythm Technologies Inc. (a)	125	29,574
Kodiak Sciences, Inc. (a)	105	15,491
LHC Group, Inc. (a)	100	21,339
Maravai LifeSciences Holdings, Inc. - Class A (a)	670	18,796
Masimo Corp. (a)	82	22,108
Mesa Laboratories, Inc.	56	15,908
Mirati Therapeutics, Inc. (a)	61	13,491
Natera, Inc. (a)	349	34,741
Neogenomics Laboratories, Inc. (a)	474	25,512
Nevro Corp. (a)	122	21,058
PRA Health Sciences, Inc. (a)	145	18,129
Repligen Corporation (a)	241	46,128
Sage Therapeutics Inc. (a)	185	15,993
Schrodinger, Inc. (a)	265	20,994
Syneos Health, Inc. - Class A (a)	342	23,327
Tandem Diabetes Care Inc. (a)	191	18,303
Translate Bio, Inc. (a)	539	9,939
Twist Bioscience Corporation (a)	311	43,918
		781,319
Information Technology 27.6%
Anaplan, Inc. (a)	270	19,362
Avalara, Inc. (a)	91	15,003
Bigcommerce Holdings, Inc. - Series 1 (a)	171	10,968
Bill.Com Holdings Inc. (a)	178	24,336
Black Knight, Inc. (a)	144	12,750
Blackline, Inc. (a)	258	34,366
Cree, Inc. (a)	220	23,292
Enphase Energy, Inc. (a)	148	26,043
Everbridge, Inc. (a)	111	16,542
Fabrinet (a)	197	15,302
Fair Isaac Corporation (a)	33	17,042
Five9 Inc. (a)	135	23,557
Guidewire Software, Inc. (a)	126	16,207
HubSpot Inc. (a)	78	30,842
II-VI Incorporated (a)	281	21,339
IPG Photonics Corporation (a)	82	18,254
Lattice Semiconductor Corp. (a)	740	33,917
Littelfuse Inc.	81	20,719
LivePerson, Inc. (a)	348	21,644
MACOM Technology Solutions Holdings, Inc. (a)	204	11,241
MKS Instruments, Inc.	121	18,223
Monolithic Power Systems Inc.	57	20,781
Nuance Communications, Inc. (a)	602	26,559
Pegasystems Inc.	182	24,194
Power Integrations Inc.	271	22,153
Q2 Holdings, Inc. (a)	310	39,188
Qualys, Inc. (a)	145	17,659
RealPage, Inc. (a)	191	16,688
Semtech Corp. (a)	339	24,469
Silicon Laboratories Inc. (a)	184	23,438
Smartsheet Inc. - Class A (a)	230	15,938
Trimble Inc. (a)	297	19,797
Zendesk, Inc. (a)	174	24,880
		706,693
Industrials 15.8%
AECOM (a)	350	17,437
Aerojet Rocketdyne Holdings, Inc. (a)	33	1,748
Array Technologies, Inc. (a)	357	15,386
ASGN Incorporated (a)	193	16,141
Builders FirstSource, Inc. (a)	739	30,144
Clarivate PLC (a)	530	15,754
Clean Harbors Inc. (a)	233	17,751
Evoqua Water Technologies Corp. (a)	702	18,950
Generac Holdings Inc. (a)	79	18,051
IAA Spinco Inc. (a)	270	17,551
Kennametal Inc.	279	10,110
Knight-Swift Transportation Holdings Inc. - Class A	202	8,460
Kornit Digital Ltd. (a)	245	21,842
Mercury Systems Inc. (a)	143	12,565
Nordson Corp.	78	15,727
Plug Power Inc. (a)	1,023	34,673
Saia, Inc. (a)	106	19,208
Simpson Manufacturing Co. Inc.	142	13,233
SiteOne Landscape Supply, Inc. (a)	133	21,124
Timken Co.	245	18,914
Trex Company, Inc. (a)	209	17,487
Vicor Corp. (a)	170	15,667
Welbilt Inc. (a)	1,898	25,057
		402,980
Consumer Discretionary 13.3%
Bright Horizons Family Solutions Inc. (a)	117	20,318
Caesars Entertainment, Inc. (a)	484	35,950
ETSY, Inc. (a)	115	20,397
Five Below, Inc. (a)	120	20,941
Floor & Decor Holdings Inc. - Class A (a)	273	25,328
Fox Factory Holding Corp. (a)	177	18,699
Installed Building Products, Inc. (a)	174	17,784
Marriott Vacations Worldwide Corporation (a)	139	19,139
Ollie's Bargain Outlet Holdings Inc. (a)	161	13,176
Penn National Gaming Inc. (a)	316	27,295
Planet Fitness, Inc. - Class A (a)	193	14,997
Pool Corporation	48	17,961
RH (a)	49	21,883
Texas Roadhouse Inc. - Class A (a)	258	20,158
Visteon Corporation (a)	150	18,845
Vroom, Inc. (a)	259	10,600
Wingstop Inc.	134	17,788
		341,259
Financials 3.9%
eHealth, Inc. (a)	162	11,470
Goosehead Insurance, Inc. - Class A (a)	51	6,308
LendingTree, Inc. (a)	49	13,389
LPL Financial Holdings Inc.	213	22,157
Morningstar Inc.	85	19,688
SVB Financial Group (a)	67	26,106
		99,118
Communication Services 1.7%
Iridium Communications Inc. (a)	525	20,652
Lyft, Inc. - Class A (a)	438	21,525
		42,177
Consumer Staples 1.6%
Boston Beer Co. Inc. - Class A (a)	22	21,904
Performance Food Group Company (a)	375	17,833
		39,737
Materials 1.4%
Axalta Coating Systems Ltd. (a)	541	15,438
Element Solutions, Inc.	1,193	21,149
		36,587
Real Estate 1.2%
EastGroup Properties Inc.	105	14,527
Ryman Hospitality Properties, Inc. (a)	235	15,906
		30,433
Total Common Stocks (cost $1,389,230)		2,480,303

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.02% (c) (d)	56,874	56,874
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	12,363	12,363
Total Short Term Investments (cost $69,237)		69,237
Total Investments 99.7% (cost $1,458,467)		2,549,540
Other Assets and Liabilities, Net 0.3%		8,101
Total Net Assets 100.0%		2,557,641

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 57.6%
United States of America 24.9%
AbbVie Inc.	46	4,930
Advanced Micro Devices, Inc. (a)	34	3,119
Airbnb, Inc. - Class A (a)	2	308
Alexion Pharmaceuticals, Inc. (a)	11	1,764
Alleghany Corporation (a)	1	798
Alnylam Pharmaceuticals, Inc. (a)	2	316
Alphabet Inc. - Class A (a)	—	33
Alphabet Inc. - Class C (a)	6	9,439
Altice USA, Inc. - Class A (a)	38	1,455
Amazon.com, Inc. (a)	4	12,923
American Electric Power Company, Inc.	18	1,503
American Express Company (a) (b)	10	1,220
American Homes 4 Rent - Class A	31	920
American International Group, Inc.	21	777
AmerisourceBergen Corporation	8	829
AMETEK, Inc.	5	580
Amgen Inc. (b)	6	1,471
Amphenol Corporation - Class A	3	428
Analog Devices, Inc.	34	4,920
Apple Inc. (a)	89	11,785
Applied Materials, Inc.	25	2,141
Arrow Electronics, Inc. (a)	8	817
AutoZone, Inc. (a)	2	1,816
Ball Corporation (b)	8	753
Bank of America Corporation (b)	164	4,963
Berkshire Hathaway Inc. - Class B (a) (b)	14	3,224
Best Buy Co., Inc. (b)	18	1,750
Biogen Inc. (a)	2	409
BlackRock, Inc.	1	632
Booking Holdings Inc. (a)	2	3,951
Booz Allen Hamilton Holding Corporation - Class A	8	698
Boston Scientific Corporation (a)	96	3,440
Bristol-Myers Squibb Company (b)	80	4,960
Brixmor Property Group Inc.	50	830
Cabot Oil & Gas Corp.	25	407
Cadence Design Systems Inc. (a)	4	501
Capital One Financial Corporation (b)	51	5,035
Carlisle Cos. Inc.	6	864
CarMax Inc. (a)	5	473
Carnival Plc (a)	1	23
Catalent Inc. (a)	7	720
CBRE Group, Inc. - Class A (a)	18	1,158
Ceridian HCM Holding Inc. (a)	7	794
Charter Communications, Inc. - Class A (a) (b)	10	6,085
Chevron Corporation	27	2,270
Chubb Limited	19	2,970
Cigna Holding Company (b)	22	4,490
Cisco Systems, Inc.	21	923
Citigroup Inc.	22	1,358
Citizens Financial Group Inc.	44	1,557
CNA Financial Corp.	9	362
Columbia Sportswear Co. (a)	9	777
Comcast Corporation - Class A	73	3,800
CommScope Holding Company, Inc. (a)	73	980
ConocoPhillips	38	1,528
Constellation Brands, Inc. - Class A	11	2,380
Copart Inc. (a)	5	598
Coty Inc. - Class A (a)	57	400
Coupa Software Incorporated (a)	3	921
CrowdStrike Holdings, Inc. - Class A (a)	4	744
CVS Health Corporation	9	617
DexCom Inc. (a)	2	633
Diamondback Energy, Inc.	8	402
Discovery, Inc. - Series A (a) (c)	37	1,111
Discovery, Inc. - Series C (a)	32	840
Dish Network Corporation - Class A (a)	28	917
Dover Corporation	14	1,771
EastGroup Properties Inc.	4	572
Eastman Chemical Co.	24	2,390
Edison International	11	693
Eli Lilly & Co.	16	2,660
Energizer Holdings, Inc.	23	982
Enphase Energy, Inc. (a)	5	888
Entegris, Inc.	7	710
Entergy Corporation	6	637
EQT Corporation (a)	32	410
Equitrans Midstream Corp.	70	564
Estee Lauder Cos. Inc. - Class A	3	808
Exact Sciences Corporation (a)	5	683
Exelixis, Inc. (a)	19	385
Facebook, Inc. - Class A (a)	4	960
Federal Realty Investment Trust	7	634
Fifth Third Bancorp	10	286
First Republic Bank	7	973
Fiserv, Inc. (a) (b)	19	2,136
Five9 Inc. (a)	2	355
FleetCor Technologies Inc. (a)	6	1,598
Fortune Brands Home & Security, Inc.	7	629
Freeport-McMoRan Inc. (a)	15	398
FTI Consulting Inc. (a)	4	454
Gap Inc. (a)	6	119
Generac Holdings Inc. (a)	4	836
General Dynamics Corporation	6	966
Global Payments Inc. (b)	5	995
Graphic Packaging Holding Company	61	1,036
HCA Healthcare, Inc.	4	602
Honeywell International Inc.	14	3,141
Horizon Therapeutics Public Limited Company (a)	6	461
HubSpot Inc. (a)	1	471
IHS Markit Ltd.	6	502
Illinois Tool Works Inc.	3	562
Ingersoll Rand Inc. (a)	13	594
Insulet Corporation (a)	1	312
Intuitive Surgical, Inc. (a)	1	839
Invesco Ltd.	26	446
ITT Industries Holdings, Inc.	12	903
Jazz Pharmaceuticals Public Limited Company (a)	3	504
Johnson & Johnson (b)	15	2,284
KB Home	13	431
Keurig Dr Pepper Inc.	23	736
Keysight Technologies, Inc. (a)	5	709
Kimco Realty Corporation	57	858
Kinder Morgan, Inc.	80	1,093
Kohl's Corporation (a)	13	539
Kraft Heinz Foods Company	19	670
Lam Research Corp.	2	998
Lamar Advertising Co. - Class A	2	208
Las Vegas Sands Corp. (a)	20	1,193
Liberty SiriusXM Group - Series A (a)	21	886
Liberty SiriusXM Group - Series C (a)	35	1,535
Loews Corp. (b)	61	2,763
Lowe`s Companies, Inc.	15	2,332
Lyft, Inc. - Class A (a)	52	2,545
M&T Bank Corporation	12	1,559
Marathon Petroleum Corporation	27	1,127
Marsh & McLennan Companies, Inc.	5	540
Martin Marietta Materials Inc.	6	1,620
MasterCard Incorporated - Class A (b)	18	6,426
McKesson Corporation	3	499
Media Group Holdings LLC (a) (d) (e)	3,345	—
Merck & Co., Inc.	11	868
Mettler-Toledo International Inc. (a)	1	726
Microchip Technology Incorporated	4	537
Microsoft Corporation (b)	65	14,421
Mid-America Apartment Communities, Inc.	9	1,111
Middleby Corp. (a)	4	556
Mohawk Industries Inc. (a)	8	1,137
MongoDB, Inc. - Class A (a)	2	561
Morgan Stanley	63	4,268
Murphy USA Inc.	6	793
National Vision Holdings, Inc. (a)	6	275
Netflix, Inc. (a)	8	3,905
Newell Brands Inc.	42	884
Nexstar Media Group, Inc. - Class A	10	1,122
NextEra Energy, Inc.	77	5,920
NIKE, Inc. - Class B	8	1,106

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Nordstrom Inc. (a)	10	327
Norfolk Southern Corporation	17	4,084
Northern Trust Corp.	10	915
Northrop Grumman Systems Corp.	2	569
NVIDIA Corporation (b)	6	3,115
Old Dominion Freight Line Inc.	3	536
O'Reilly Automotive, Inc. (a)	8	3,731
Otis Worldwide Corporation	5	330
OUTFRONT Media Inc. (a)	17	340
Packaging Corporation of America	9	1,192
Paylocity Holding Corporation (a)	2	483
Paypal Holdings, Inc. (a) (b)	18	4,187
Pfizer Inc.	25	913
Phillips 66	15	1,068
Pioneer Natural Resources Co.	17	1,881
Post Holdings, Inc. (a)	13	1,309
Procter & Gamble Co. (a) (b)	12	1,681
Progressive Corp.	8	747
ProLogis Inc.	21	2,119
Prudential Financial Inc.	—	32
Public Storage	5	1,256
Qiagen N.V. (a)	2	81
Qualcomm Incorporated (b)	10	1,535
Ralph Lauren Corp. - Class A (a)	10	1,030
Rayonier Inc.	33	968
Raytheon BBN Technologies Corp.	21	1,517
Regeneron Pharmaceuticals, Inc. (a)	4	1,499
RingCentral, Inc. - Class A (a)	3	1,035
Royalty Pharma PLC - Class A	12	590
S&P Global Inc.	2	508
Salesforce.Com, Inc. (a)	7	1,539
ServiceNow, Inc. (a)	1	719
Sherwin-Williams Co.	1	603
Snowflake Inc. - Class A (a)	1	222
SolarEdge Technologies Ltd. (a)	2	697
Spotify Technology S.A. (a)	2	580
Stanley Black & Decker, Inc.	20	3,603
State Street Corporation	22	1,590
Sun Communities Inc.	6	892
Synopsys Inc. (a)	3	649
Sysco Corp.	10	720
T. Rowe Price Group, Inc.	6	925
Take-Two Interactive Software Inc. (a)	4	735
Tapstone Energy, LLC (a) (d)	1	5
Teladoc Health, Inc. (a) (c)	2	427
Teradyne Inc.	4	429
Tesla Inc. (a)	9	6,277
Texas Instruments Incorporated	10	1,709
The Blackstone Group Inc. - Class A	9	566
The Charles Schwab Corporation (b)	49	2,583
The Coca-Cola Company	87	4,766
The Hartford Financial Services Group, Inc.	21	1,012
The Home Depot, Inc. (b)	7	1,980
The PNC Financial Services Group, Inc. (b)	13	1,927
The Trade Desk, Inc. - Class A (a)	1	1,044
The Travelers Companies, Inc.	16	2,272
The Williams Companies, Inc.	41	825
Thermo Fisher Scientific Inc.	6	2,839
Thor Industries Inc.	4	345
T-Mobile USA, Inc. (a)	8	1,077
Toll Brothers Inc.	11	469
Tractor Supply Co.	6	786
Trane Technologies Public Limited Company	27	3,900
Truist Financial Corporation	67	3,198
Twilio Inc. - Class A (a)	4	1,351
U.S. Bancorp	26	1,209
Uber Technologies, Inc. (a)	31	1,559
UnitedHealth Group Incorporated	21	7,205
Verizon Communications Inc.	41	2,429
Vertex Pharmaceuticals Incorporated (a)	5	1,106
ViacomCBS Inc. - Class B	7	258
Viatris, Inc. (a)	20	376
Visa Inc. - Class A	4	786
Vornado Realty Trust	1	32
Wells Fargo & Company	137	4,141
Westrock Company, Inc.	21	928
Weyerhaeuser Company	25	826
Workday, Inc. - Class A (a)	6	1,392
Xcel Energy Inc.	21	1,390
Yum! Brands, Inc.	21	2,255
Zebra Technologies Corp. - Class A (a)	2	801
Zillow Group, Inc. - Class C (a)	4	501
Zimmer Biomet Holdings, Inc.	17	2,564
Zscaler, Inc. (a)	8	1,586
		366,329
China 5.5%
51job Inc. - ADR (a)	13	891
Alibaba Group Holding Limited (a) (f)	456	13,734
Alibaba Group Holding Limited - ADR (a) (b)	6	1,332
BOE Technology Group Co., Ltd. - Class A	1,149	1,053
China Evergrande New Energy Vehicle Group Limited (a) (c)	15	61
China Lesso Group Holdings Limited	582	914
China Merchants Bank Co., Ltd. - Class H	387	2,449
China Mobile Ltd.	130	743
China Pacific Insurance (Group) Co., Ltd. - Class H	187	733
China Resources Mixc Lifestyle Services Limited (a)	229	1,063
CNOOC Limited	1,754	1,620
Foshan Haitian Flavoring & Food Co., Ltd - Class A	26	797
Haidilao International Holding Ltd.	117	904
Haier Smart Home Co., Ltd - Class H (a) (c)	453	1,641
Hangzhou Tigermed Consulting Co., Ltd - Class A	2	59
Hangzhou Tigermed Consulting Co., Ltd - Class H (a) (c)	28	644
Huazhu Group Limited (a)	13	567
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	139	941
JD.com, Inc. - Class A (a)	47	2,068
Jiangsu Hengrui Medicine Co., Ltd. - Class A	73	1,237
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	69	707
Kingdee International Software Group Co. Ltd.	364	1,491
Kingsoft Corp Ltd	190	1,230
Kunlun Energy Co. Ltd.	650	563
Kweichow Moutai Co., Ltd. - Class A	2	731
Longfor Group Holdings Limited	104	613
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	103	877
Meituan Dianping - Class B (a)	91	3,478
New Oriental Education & Technology Group - ADR (a)	5	936
Pinduoduo Inc. - ADR (a)	7	1,320
Ping An Bank Co., Ltd. - Class A	624	1,842
Ping An Insurance (Group) Co of China Ltd - Class H	707	8,689
Shanghai Liangxin Electrical Co., Ltd. - Class A	116	542
Shenzhou International Group Holdings Limited	39	767
Silergy Corp.	11	950
Sunny Optical Technology (Group) Company Limited	56	1,233
Tencent Holdings Limited	203	14,780
Wanhua Chemical Group Co.,Ltd. - Class A	53	737
Wuxi Biologics Cayman Inc (a)	191	2,528
XPeng Inc - ADR (a)	11	483
Yunnan Energy New Material Co., Ltd. - Class A	40	879
Zai Lab (PTY) LTD (a)	7	909
Zhejiang Chint Electrics Co.,Ltd - Class A	132	790
		80,526
United Kingdom 3.4%
3i Group plc	7	106
Admiral Group PLC	2	70
Anglo American PLC	59	1,958
Ashtead Group Public Limited Company	3	146
ASOS Plc (a)	—	31
Associated British Foods PLC (a)	4	110
AstraZeneca PLC	9	911
Auto Trader Group PLC (a)	7	54
AVEVA Group plc	1	34
Aviva PLC	37	167

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
BAE Systems PLC	22	147
Barclays PLC (a)	112	224
Barratt Developments P L C (a)	7	64
BP P.L.C.	771	2,674
British American Tobacco P.L.C.	16	583
BT Group Plc (a)	60	109
Bunzl Public Limited Company	2	77
Burberry Group PLC (a)	3	68
Centrica PLC (a)	58	37
Coca-Cola European Partners PLC	1	68
Compass Group PLC (a)	12	227
Convatec Group PLC	11	30
Croda International Public Limited Company	1	88
DCC Public Limited Company	1	49
Derwent London PLC	1	48
Diageo PLC	150	5,919
Direct Line Insurance Limited	14	60
DS Smith PLC	9	48
easyJet PLC (a)	3	29
Evraz PLC	5	30
Experian PLC	6	240
Ferguson PLC	18	2,212
G4S PLC (a)	11	37
GlaxoSmithKline PLC	34	632
GVC Holdings PLC (a)	4	62
Halma Public Limited Company	3	87
Hargreaves Lansdown PLC	2	39
Hikma Pharmaceuticals Public Limited Company	1	38
Hiscox Ltd. (a)	3	44
HSBC Holdings PLC (a)	142	735
Imperial Brands PLC	6	137
Informa Switzerland Limited (a)	10	77
InterContinental Hotels Group PLC (a)	37	2,356
Intertek Group Plc	1	85
ITV Plc (a)	36	53
J Sainsbury PLC	12	36
JD Sports Fashion Plc (a)	3	35
Johnson Matthey PLC	1	45
Kingfisher Plc (a)	15	54
Land Securities Group PLC	5	48
Legal & General Group PLC	624	2,291
Linde Public Limited Company	7	1,860
Linde Public Limited Company	9	2,438
Lloyds Banking Group PLC (a)	486	242
London Stock Exchange Group PLC	17	2,118
M&G PLC	18	48
Marks & Spencer Group Plc (a)	13	25
Meggitt PLC (a)	8	49
Melrose Holdings Limited (a)	33	81
Mondi plc	3	78
National Grid PLC	26	308
Next PLC (a)	1	89
Ocado Group PLC (a)	4	130
Pearson PLC (c)	5	48
Persimmon Public Limited Company	57	2,166
Phoenix Group Holdings PLC	8	79
Reckitt Benckiser Group PLC	31	2,744
Relx PLC	82	2,008
Relx PLC	14	333
Rentokil Initial PLC	13	89
Rightmove PLC	6	54
Rio Tinto PLC	33	2,447
Rolls-Royce Holdings plc (a)	57	87
Royal Mail PLC (a)	7	32
RSA Insurance Group PLC	10	96
Schroders PLC	1	58
Schroders PLC	—	14
SEGRO Public Limited Company	8	106
Severn Trent PLC	2	52
Smith & Nephew PLC	6	127
Smiths Group PLC	4	79
Spirax-Sarco Engineering PLC	1	78
SSE PLC	7	147
St. James's Place PLC	4	57
Standard Chartered PLC (a)	18	115
Standard Life Aberdeen PLC	15	59
Tate & Lyle Public Limited Company	5	43
Taylor Wimpey PLC (a)	687	1,563
Tesco PLC	67	213
The Berkeley Group Holdings PLC	1	56
The British Land Company Public Limited Company	6	43
The Royal Bank of Scotland Group Public Limited Company (a)	31	72
The Sage Group PLC.	8	61
THG Holdings PLC (a)	3	27
Travis Perkins PLC (a)	2	46
Unilever PLC	53	3,189
Unilever PLC	18	1,086
United Utilities Group PLC	5	57
Vodafone Group Public Limited Company	184	304
Weir Group PLC(The) (a)	2	48
Whitbread PLC (a)	1	58
Wizz Air Holdings PLC (a)	15	913
WM Morrison Supermarkets P L C	16	40
WPP 2012 Limited	10	114
		49,983
Japan 2.9%
ABC-Mart Inc.	—	17
Acom Co. Ltd.	3	13
Advance Residence Investment Corp.	—	27
Advantest Corporation	1	106
AEON Co. Ltd.	6	197
AEON Financial Service Co. Ltd.	1	8
AEON Mall Co. Ltd.	1	10
Air Water Inc.	2	27
Aisin Seiki Co. Ltd.	1	36
Ajinomoto Co. Inc.	4	86
Alfresa Holdings Corp.	1	26
All Nippon Airways Co. Ltd. (a)	1	24
ALPS Alpine Co. Ltd.	1	18
Amada Co. Ltd.	3	27
Aozora Bank, Ltd.	1	15
Asahi Breweries Ltd. (c)	3	140
Asahi Glass Co. Ltd. (c)	2	56
Asahi Intecc Co., Ltd.	2	55
Asahi Kasei Corp.	10	99
Asics Corp.	1	25
Astellas Pharma Inc.	13	198
Bandai Namco Holdings Inc.	2	130
Bank of Kyoto Ltd.	1	26
Benesse Holdings Inc.	1	14
Bridgestone Corp. (c)	4	141
Brother Industries Ltd.	2	37
Calbee,Inc.	1	21
Canon Inc. (c)	7	142
Casio Computer Co. Ltd.	2	27
Central Japan Railway Co.	2	212
China Bank Ltd.	5	28
Chubu Electric Power Co. Inc.	5	60
Chugai Pharmaceutical Co. Ltd.	4	235
Coca-Cola Bottlers Japan Holdings Inc. (c)	1	16
Concordia Financial Group, Ltd.	8	29
COSMOS Pharmaceutical Corporation	—	16
Credit Saison Co. Ltd.	1	12
CyberAgent Inc.	1	41
Dai Nippon Printing Co. Ltd.	2	36
Daicel Corp.	2	15
Daifuke Co. Ltd.	1	111
Dai-ichi Life Holdings, Inc.	8	119
Daiichi Sankyo Company, Ltd	13	432
Daikin Industries Ltd.	2	445
Dainippon Sumitomo Pharma Co. Ltd.	2	22
Daito Trust Construction Co. Ltd.	1	47
Daiwa House Industry Co. Ltd.	5	139
Daiwa House REIT Investment Corporation	—	32
Daiwa Securities Group Inc.	10	47
Dena Co., Ltd.	1	9
Denso Corp.	4	214
Dentsu Inc.	2	48
DIC Corp.	1	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Disco Corp.	—	67
East Japan Railway Co.	3	173
Eisai Co. Ltd.	2	150
Electric Power Development Co., Ltd. - Class D	1	15
Fanuc Ltd.	1	321
Fast Retailing Co. Ltd.	—	359
Fuji Electric Holdings Co. Ltd.	1	40
FUJIFILM Holdings Corp.	3	147
Fujitsu Ltd.	1	188
Fukuoka Financial Group, Inc.	1	23
GLP J-REIT	—	46
GMO Payment Gateway, Inc.	—	40
Hakuhodo DY Holdings Incorporated	2	33
Hamamatsu Photonics KK	1	51
Hankyu Hanshin Holdings Inc.	2	60
Harmonic Drive Systems Inc.	—	27
Haseko Corp.	1	11
Hikari Tsushin Inc.	—	47
Hino Motors Ltd.	2	16
Hirose Electric Co. Ltd.	—	15
Hisamitsu Pharmaceutical Co. Inc.	1	36
Hitachi Capital Corporation	—	2
Hitachi Construction Machinery Co. Ltd.	1	20
Hitachi Ltd.	7	264
Hitachi Metals Ltd.	1	20
Honda Motor Co. Ltd.	12	331
Hoshizaki Corporation	1	46
Hoya Corp.	3	360
Hulic Co. Ltd.	3	37
IBIDEN Co., Ltd.	1	37
Idemitsu Kosan Co., Ltd.	1	31
Iida Group Holdings Co., Ltd.	1	24
Inpex Corporation	7	40
Isetan Mitsukoshi Holdings Ltd.	3	16
Isuzu Motors Ltd.	4	41
ITOCHU Corp.	10	279
ITOCHU Techno-Solutions Corporation	1	21
IZUMI Co., Ltd.	—	11
J.Front Retailing Co., Ltd.	2	14
Japan Airlines Co., Ltd (a)	54	1,050
Japan Airport Terminal Co. Ltd.	1	30
Japan Exchange Group Inc.	4	92
Japan Post Holdings Co., Ltd.	12	95
Japan Post Insurance Co., Ltd.	1	29
Japan Prime Realty Investment Corp.	—	20
Japan Real Estate Investment Corp.	—	52
Japan Retail Fund Investment Corp.	—	31
Japan Tobacco Inc. (c)	8	155
JFE Holdings Inc.	4	38
JGC Holding Corporation	3	24
JS Group Corp.	2	43
JSR Corp.	1	39
JTEKT Corp.	2	13
JXTG Holdings, Inc.	22	79
Kajima Corp.	4	47
Kakaku.com Inc.	1	25
Kamigumi Co. Ltd.	1	11
Kaneka Corp.	—	7
Kansai Electric Power Co. Inc.	6	54
Kansai Paint Co. Ltd.	2	55
Kao Corp.	3	255
Kawasaki Heavy Industries Ltd. (a)	1	27
KDDI Corp.	11	333
Keihan Holdings Co. Ltd.	1	34
Keikyu Corp.	2	33
Keio Corp.	1	62
Keisei Electric Railway Co. Ltd.	1	41
Keyence Corp.	5	2,982
Kikkoman Corp.	1	97
Kintetsu Corp. (a)	1	61
Kirin Holdings Co. Ltd. (c)	6	141
Kobayashi Pharmaceutical Co. Ltd. (c)	—	37
Kobe Bussan Co., Ltd.	1	25
Koito Manufacturing Co. Ltd.	1	61
Komatsu Ltd.	7	183
Konami Corp.	1	45
Kose Corp.	—	51
K's Holdings Corporation	1	19
Kubota Corp. (c)	8	173
Kuraray Co. Ltd.	3	27
Kurita Water Industries Ltd.	1	27
Kyocera Corp.	3	153
Kyowa Kirin Co., Ltd.	2	46
Kyushu Electric Power Co. Inc.	3	28
Kyushu Financial Group, Inc.	3	13
Kyushu Railway Company	1	19
Lasertec Corporation	1	59
Lawson Inc.	—	19
Lion Corp. (c)	2	48
M3, Inc.	3	274
Mabuchi Motor Co. Ltd.	—	13
Makita Corp.	2	100
Marubeni Corp.	11	75
Marui Group Co. Ltd.	2	28
Maruichi Steel Tube Ltd.	1	13
Matsui Securities Co.,Ltd.	1	8
Matsumotokiyoshi Holdings Co., Ltd.	1	26
Mazda Motor Corp. (a)	4	28
McDonald's Holdings Co. Japan Ltd.	—	10
Mebuki Financial Group, Inc.	8	16
Medipal Holdings Corp.	1	24
Meiji Holdings Co., Ltd.	1	63
Mercari, Inc. (a)	1	31
Minebea Mitsumi Inc.	3	60
MISUMI Group Inc.	2	62
Mitsubishi Chemical Holdings Corporation	10	58
Mitsubishi Corp.	10	237
Mitsubishi Electric Corp.	15	222
Mitsubishi Estate Co. Ltd.	10	154
Mitsubishi Gas Chemical Co. Inc.	2	34
Mitsubishi Heavy Industries Ltd.	2	74
Mitsubishi Logistics Corporation.	1	15
Mitsubishi Materials Corp.	1	19
Mitsubishi Motors Corp. (a)	5	10
Mitsubishi UFJ Financial Group Inc.	88	390
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	14
Mitsui & Co. Ltd.	11	205
Mitsui Chemicals Inc.	2	44
Mitsui Fudosan Co. Ltd.	46	959
Mitsui OSK Lines Ltd.	1	24
Mizuho Financial Group Inc.	17	220
MonotaRO Co., Ltd.	1	41
MS&AD Insurance Group Holdings, Inc.	5	149
Murata Manufacturing Co. Ltd.	4	398
Nabtesco Corp.	1	35
Nagoya Railroad Co. Ltd.	1	37
Nankai Electric Railway Co., Ltd.	1	18
NEC Corp.	2	102
NEC Electronics Corp. (a)	7	72
NEXON Co.,Ltd.	3	92
NGK Insulators Ltd.	2	29
NGK Spark Plug Co. Ltd.	1	19
Nidec Corp.	4	478
Nihon M & A Center Inc.	1	67
Nikon Corp.	2	15
Nintendo Co. Ltd.	1	510
Nippon Building Fund Inc.	—	70
Nippon Express Co. Ltd.	1	40
Nippon Meat Packers Inc.	1	31
Nippon Paint Co. Ltd.	1	143
Nippon Shinyaku Co., Ltd.	—	26
Nippon Shokubai Co., Ltd.	—	11
Nippon Steel Corporation (a)	7	86
Nippon Telegraph & Telephone Corp.	9	227
Nippon Yusen KK	1	28
Nissan Chemical Industries Ltd.	1	62
Nissan Motor Co., Ltd. (a)	16	90
Nisshin Seifun Group Inc.	2	27
Nissin Foods Holdings Co. Ltd.	1	43
Nitori Co. Ltd.	1	147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Nitto Denko Corp.	1	98
NOK Corporation	1	10
Nomura Holdings Inc.	21	111
Nomura Real Estate Holdings, Inc.	1	22
Nomura Real Estate Master Fund. Inc.	—	47
Nomura Research Institute Ltd.	3	93
NSK Ltd.	3	29
NTT Data Corp.	4	62
Obayashi Corp.	5	43
Obic Co. Ltd.	1	100
Odakyu Electric Railway Co. Ltd.	2	75
OJI Holdings Corp.	7	40
Olympus Corp.	9	193
Omron Corp.	2	134
Ono Pharmaceutical Co. Ltd.	3	102
Oracle Corp. Japan	—	39
Orient Corporation	6	6
Oriental Land Co. Ltd.	2	248
ORIX Corp.	9	138
Orix J-REIT Inc.	—	30
Osaka Gas Co. Ltd.	3	59
Otsuka Corp.	1	42
Otsuka Holdings Co., Ltd. (c)	4	167
Pan Pacific International Holdings Corporation	4	95
Panasonic Corp.	16	184
Park24 Co. Ltd.	1	16
PeptiDream Inc. (a)	1	36
Persol Holdings Co., Ltd.	1	23
Pigeon Corp.	1	33
Pola Orbis Holdings Inc.	1	12
Prologis	—	50
Rakuten Inc.	5	53
Recruit Holdings Co., Ltd.	12	495
Resona Holdings Inc.	15	52
Ricoh Co. Ltd.	5	31
Rinnai Corp.	—	23
Rohm Co. Ltd.	1	58
Ryohin Keikaku Co. Ltd.	2	39
Santen Pharmaceutical Co. Ltd.	3	45
SBI Holdings Inc.	2	40
SCSK Corporation	—	23
Secom Co. Ltd.	1	129
Sega Sammy Holdings Inc.	1	19
Seibu Holdings Inc. (a)	2	19
Seiko Epson Corp.	2	33
Sekisui Chemical Co. Ltd.	3	59
Sekisui House Ltd.	4	92
Seria Co., Ltd.	—	11
Seven & I Holdings Co., Ltd.	5	191
Seven Bank, Ltd.	5	11
SG Holdings Co., Ltd.	4	96
Sharp Corp. (c)	2	23
Shimadzu Corp.	2	74
Shimamura Co. Ltd.	—	11
Shimano Inc.	1	140
Shimizu Corp.	5	36
Shin-Etsu Chemical Co. Ltd.	3	490
Shinsei Bank Ltd.	1	14
Shionogi & Co. Ltd.	2	109
Shiseido Co. Ltd. (c)	3	194
Shizuoka Bank Ltd.	3	25
Showa Denko KK (c)	1	23
SMC Corp.	3	1,954
Softbank Corp.	11	136
SoftBank Group Corp.	11	893
Sohgo Security Services Co. Ltd.	1	26
Sompo Holdings, Inc.	3	105
Sony Corp.	48	4,817
Square Enix Holdings Co. Ltd.	1	36
Stanley Electric Co. Ltd.	1	35
Subaru Corp. NPV	4	86
SUMCO Corporation	2	35
Sumitomo Chemical Co. Ltd.	11	46
Sumitomo Corp.	8	109
Sumitomo Electric Industries Ltd.	5	73
Sumitomo Heavy Industries Ltd.	1	20
Sumitomo Metal Mining Co. Ltd.	2	89
Sumitomo Mitsui Financial Group Inc.	9	290
Sumitomo Mitsui Trust Holdings Inc.	3	77
Sumitomo Realty & Development Co. Ltd.	3	105
Sumitomo Rubber Industries Inc. (c)	1	10
Sundrug Co. Ltd.	1	20
Suntory Beverage & Food Limited	1	28
Suzuken Co. Ltd.	1	22
Suzuki Motor Corp.	3	158
Sysmex Corp.	1	145
T&D Holdings Inc.	6	69
Taiheiyo Cement Corp.	1	22
Taisei Corp.	2	52
Taisho Pharmaceutical Holdings Company Ltd.	—	20
Taiyo Nippon Sanso Corp.	2	30
Takeda Pharmaceutical Co. Ltd.	11	393
TDK Corp.	1	136
Teijin Ltd.	1	26
Terumo Corp.	5	209
The Iyo Bank, Ltd.	2	14
THK Co. Ltd.	1	29
TIS Inc.	2	31
Tobu Railway Co. Ltd.	2	45
Toho Co. Ltd.	1	34
Toho Gas Co. Ltd.	1	40
Tohoku Electric Power Co. Inc.	3	28
Tokio Marine Holdings Inc.	5	252
Tokyo Century Corp.	—	32
Tokyo Electric Power Co. Holdings Inc. (a)	5	14
Tokyo Electron Ltd.	1	411
Tokyo Gas Co. Ltd.	3	62
Tokyo Tatemono Co. Ltd.	2	32
Tokyu Corp.	4	48
Tokyu Fudosan Holdings Corporation	6	32
Toppan Printing Co. Ltd.	2	25
Toray Industries Inc.	11	66
Toshiba Corp.	3	84
Tosoh Corp.	2	36
TOTO Ltd.	1	66
Toyo Seikan Group Holdings Ltd.	2	16
Toyo Suisan Kaisha Ltd.	1	29
Toyoda Gosei Co. Ltd.	—	12
Toyota Boshoku Corporation	1	8
Toyota Industries Corp.	1	111
Toyota Motor Corp.	42	3,277
Toyota Tsusho Corp.	2	69
Trend Micro Inc. (c)	1	52
Tsumura & Co.	—	12
TSURUHA Holdings ,Inc.	—	43
Unicharm Corp.	3	142
United Urban Investment Corp.	—	26
USS Co. Ltd.	2	30
Welcia Holdings Co.,Ltd.	1	26
West Japan Railway Co.	1	73
Workman Co., Ltd.	—	17
Yahoo! Japan Corp.	18	110
Yakult Honsha Co. Ltd.	1	60
Yamada Denki Co. Ltd.	5	28
Yamaha Corp.	1	71
Yamaha Motor Co. Ltd.	2	43
Yamato Holdings Co. Ltd.	2	61
Yamazaki Baking Co. Ltd.	1	20
Yaskawa Electric Corp.	2	95
Yokogawa Electric Corp.	2	44
Yokohama Rubber Co. Ltd.	1	13
ZOZO, Inc.	1	17
		42,429
France 2.3%
Adevinta ASA - Class B (a)	2	27
Aeroports de Paris	—	24
Alstom (a)	23	1,340
Amundi (a)	—	34
Arkema	—	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
AtoS SE (a)	1	60
AXA SA	14	344
Biomerieux SA	—	40
BNP Paribas SA (a)	35	1,877
Bollore SA	6	26
Bouygues SA	2	63
Bureau Veritas (a)	2	53
Capgemini SA	17	2,702
Carrefour SA	4	68
Cie de Saint-Gobain (a)	4	172
Cie Generale d'Optique Essilor International SA (a)	2	319
Compagnie Generale des Etablissements Michelin	1	158
Covivio	—	30
Credit Agricole SA (a)	9	111
Danone	5	308
Dassault Aviation SA (a)	—	20
Dassault Systemes SA	1	191
EDENRED	2	96
Eiffage (a)	1	55
Electricite de France	3	44
Engie (a)	12	187
Faurecia (a)	1	30
Gecina SA	—	57
Getlink S.E. (a)	3	52
Hermes International SCA	—	258
Iliad SA	—	21
IPSEN	—	23
Kering SA	1	370
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	535
Legrand SA	2	164
L'Oreal SA	2	628
LVMH Moet Hennessy Louis Vuitton SE	11	7,004
Orange SA	14	166
Pernod-Ricard SA	1	265
Peugeot SA (a)	4	121
Publicis Groupe SA	2	79
Safran (a)	21	3,054
Sanofi SA	8	759
Sartorius Stedim Biotech	—	59
Schneider Electric SE (a)	40	5,801
SEB SA	—	32
Societe Generale SA (a)	5	114
Sodexo SA (a)	1	49
SUEZ	3	55
Teleperformance	—	134
Thales SA	1	66
Total SA	17	746
Ubisoft Entertainment (a)	1	52
Valeo	2	65
Veolia Environnement	4	90
VINCI	49	4,857
Vivendi SA	6	191
Worldline (a)	2	153
		34,451
South Korea 2.0%
Hanon Systems	44	658
Korea Electric Power Corp. (a)	23	573
LG Chem Ltd.	4	2,896
LG Household & Health Care Ltd.	—	705
Mando	23	1,252
NCSoft Corp.	1	838
POSCO	6	1,623
Samsung Electronics Co. Ltd.	229	17,169
Shinhan Financial Group Co. Ltd.	32	935
SK Hynix Inc.	22	2,425
S-Oil Corp.	14	882
		29,956
Taiwan 1.6%
Accton Technology Corporation	72	811
Advantech Co. Ltd.	84	1,043
Chailease Holding Company Limited	271	1,620
Feng Tay Enterprise Co. Ltd.	110	782
Global Unichip Corp.	63	764
HIWIN Technologies Corp.	60	820
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	48	5,230
Taiwan Semiconductor Manufacturing Co. Ltd.	642	12,127
Wiwynn Corporation	23	577
		23,774
Switzerland 1.6%
ABB Ltd. - Class N	13	370
Adecco Group AG - Class N	1	75
Alcon AG (a)	3	222
Baloise Holding AG - Class N	—	77
Barry Callebaut AG - Class N	—	34
Coca-Cola HBC AG	1	45
Compagnie Financiere Richemont SA	4	323
Credit Suisse Group AG - Class N	16	208
EMS-Chemie Holding AG	—	47
Garmin Ltd.	6	711
Geberit AG - Class N	—	160
Givaudan SA - Class N	—	229
Glencore PLC (a)	75	239
Julius Bar Gruppe AG - Class N	2	88
Kühne + Nagel International AG	—	79
LafargeHolcim Ltd.	46	2,559
Lindt & Spruengli AG - Class N	—	100
Lonza Group AG	3	2,042
Nestle SA - Class N	64	7,537
Novartis AG - Class N	17	1,601
Partners Group Holding AG	—	151
Roche Holding AG	—	66
Schindler Holding AG - Class N	—	21
SGS SA - Class N	1	2,240
Sika AG	1	266
Sonova Holding AG	—	97
STMicroelectronics NV	4	166
Straumann Holding AG - Class N	—	91
Swatch Group AG	—	54
Swatch Group AG - Class N	—	21
Swiss Life Holding AG - Class N	—	102
Swiss Re AG	2	183
Swisscom AG - Class N	—	93
Temenos Group AG - Class N	—	63
UBS Group AG	26	376
Vifor Pharma Management AG	—	47
Zurich Insurance Group AG - Class N	5	2,313
		23,096
Netherlands 1.6%
Adyen B.V. (a)	—	486
Aegon NV	10	38
Airbus SE (a)	26	2,836
Akzo Nobel N.V.	22	2,332
Altice N.V. - Class A (a)	2	14
Altice N.V. - Class B (a)	—	2
argenx SE (a)	—	96
ASML Holding	15	7,508
CNH Industrial N.V. (a)	7	86
Fiat Chrysler Automobiles N.V. (a)	8	135
GrandVision (a)	—	13
HAL Trust	1	84
Heineken Holding N.V.	1	65
Heineken NV	2	181
ING Groep N.V.	154	1,443
JDE Peet's N.V. (a)	—	22
Koninklijke Ahold Delhaize N.V.	8	213
Koninklijke DSM N.V.	1	215
Koninklijke KPN N.V.	24	74
Koninklijke Philips N.V.	6	334
Koninklijke Vopak N.V.	—	24
NN Group N.V.	2	98
NXP Semiconductors N.V.	32	5,194
Prosus N.V. (a)	3	314
Randstad NV	1	55
Royal Dutch Shell PLC - Class A	28	497
Royal Dutch Shell PLC - Class B	25	435
Unibail-Rodamco SE	1	74

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Wolters Kluwer NV - Class C	2	158
		23,026
Germany 1.6%
Adidas AG - Class N (a)	10	3,578
Allianz SE	24	5,979
Aroundtown SA	8	62
BASF SE - Class N	6	496
Bayer AG - Class N	7	397
Bayerische Motoren Werke AG	2	195
Beiersdorf AG	1	78
Brenntag AG - Class N	1	82
Continental AG	1	110
Covestro AG	1	75
Daimler AG - Class N	6	406
Delivery Hero SE (a)	16	2,525
Deutsche Bank Aktiengesellschaft - Class N (a)	14	157
Deutsche Boerse AG - Class N	1	221
Deutsche Lufthansa AG (a)	2	27
Deutsche Post AG - Class N	7	338
Deutsche Telekom AG - Class N	22	407
Dresdner Bank AG (a)	7	45
DW Property Invest GmbH	2	132
E.ON SE - Class N	15	170
Evonik Industries AG	1	43
Fresenius Medical Care AG & Co. KGaA	1	123
Fresenius SE & Co. KGaA	3	132
GEA Group AG	1	40
Hannover Rueck SE - Class N	—	77
HeidelbergCement AG	1	77
Henkel AG & Co. KGaA	1	65
Hochtief AG	—	15
Infineon Technologies AG - Class N	9	345
Kion Group AG	—	43
LANXESS Aktiengesellschaft	1	46
Merck KGaA	1	154
MTU Aero Engines AG - Class N	—	94
Muenchener Rueckversicherungs AG - Class N	1	290
Puma SE (a)	1	73
RWE AG	38	1,597
SAP SE	8	995
Siemens AG - Class N	6	810
Siemens Energy AG (a)	3	101
Symrise AG	1	118
Talanx Aktiengesellschaft	1	21
Telefonica Deutschland Holding AG	6	17
TUI AG (a) (c) (f)	3	19
Uniper SE	1	23
United Internet AG - Class N	1	33
Vonovia SE	25	1,854
Zalando SE (a)	1	129
		22,814
India 1.4%
HDFC Bank Limited (a)	80	1,584
HDFC Bank Limited - ADR (a)	77	5,546
Housing Development Finance Corp.	103	3,617
IndusInd Bank Ltd. (a)	66	809
Infosys Ltd.	85	1,457
ITC Limited	444	1,274
Kotak Mahindra Bank Ltd. (a)	47	1,283
Maruti Suzuki India Ltd.	8	877
Petronet LNG Limited	367	1,245
Reliance Industries Ltd.	30	818
Shriram Transport Finance Company Limited	49	708
United Spirits Limited (a)	69	545
		19,763
Hong Kong 1.1%
AIA Group Limited	560	6,898
ASM Pacific Technology Ltd.	2	26
Bank of East Asia Ltd.	11	23
Budweiser Brewing Company APAC Limited	314	1,040
Cathay Pacific Airways Limited (a)	5	5
China Gas Holdings Ltd.	260	1,038
Chow Tai Fook Jewellery Group Limited	15	19
CK Asset Holdings Limited	17	87
CK Hutchison Holdings Limited	18	129
CK Infrastructure Holdings Limited	6	32
CLP Holdings Ltd.	11	106
Dairy Farm International Holdings Ltd.	3	13
ESR Cayman Limited (a)	7	25
Galaxy Entertainment Group Ltd. (a)	15	117
Hang Lung Properties Ltd.	12	32
Hang Seng Bank Ltd.	6	100
Henderson Land Development Co. Ltd.	11	43
HK Electric Investments Limited	14	14
HKT Trust	24	31
Hong Kong & China Gas Co. Ltd.	74	111
Hong Kong Exchanges & Clearing Ltd.	44	2,443
Hysan Development Co. Ltd.	4	15
Jardine Matheson Holdings Limited	2	101
Jardine Strategic Holdings Limited	1	34
JS Global Lifestyle Company Limited (a)	6	13
Link Real Estate Investment Trust	14	128
MTR Corp.	10	59
NagaCorp Ltd.	14	18
New World Development Company Limited	10	48
NWS Holdings Ltd.	1	1
Power Assets Holdings Ltd.	9	51
Sands China Ltd.	221	975
Sino Land Co.	20	26
SJM Holdings Limited	15	17
Sun Hung Kai Properties Ltd.	10	136
Swire Pacific Ltd. - Class A	4	19
Swire Properties Limited	7	21
Techtronic Industries Company Limited	113	1,625
Vitasoy International Holdings Ltd.	174	681
WH Group Limited	65	55
Wharf Real Estate Investment Company Limited	12	63
		16,418
Sweden 0.8%
Aktiebolaget Electrolux - Class B	2	40
Aktiebolaget Industrivarden - Class A (a)	1	37
Aktiebolaget Industrivarden - Class C (a)	1	34
Aktiebolaget SKF - Class A	—	4
Aktiebolaget SKF - Class B	95	2,478
Aktiebolaget Volvo - Class A (a)	2	56
Aktiebolaget Volvo - Class B (a)	96	2,269
Alfa Laval AB (a)	2	56
Assa Abloy AB - Class B	7	168
Atlas Copco Aktiebolag - Class A	44	2,225
Atlas Copco Aktiebolag - Class B	3	119
Axfood Aktiebolag	1	17
Boliden AB	2	67
Castellum AB	2	42
Elekta AB (publ) - Class B	3	34
Epiroc Aktiebolag - Class A	4	78
Epiroc Aktiebolag - Class B	3	45
EQT AB (g)	1	37
Ericsson - Class A	—	5
Essity Aktiebolag (publ)	—	6
Essity Aktiebolag (publ)	4	134
Evolution Gaming Group AB (publ)	1	111
Fabege AB	2	29
Fastighets Ab Balder - Class B (a)	1	35
Getinge AB - Class B	1	35
Hennes & Mauritz AB - Class B (a)	5	109
Hexagon Aktiebolag - Class B	2	175
Hexpol AB - Class B	2	20
Holmen Aktiebolag - Class B	1	30
Husqvarna Aktiebolag - Class A	—	3
Husqvarna Aktiebolag - Class B	3	37
ICA Gruppen Aktiebolag	1	32
Intrum AB (c)	—	12
Investmentaktiebolaget Latour - Class B	1	22
Investor AB - Class B	3	229
Investor Aktiebolag - Class A	1	66
Kinnevik AB - Class B (a)	2	84
L E Lundbergforetagen AB - Class B (a)	—	23
Lundin Petroleum AB	1	36

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
NIBE Industrier AB - Class B	2	80
Saab AB - Class B	1	16
Sandvik AB (a)	7	184
Securitas AB - Class B	2	35
Skandinaviska Enskilda Banken AB - Class A (a)	11	114
Skanska AB - Class B	3	70
SSAB AB - Class A (a)	2	6
SSAB AB - Class B (a) (c)	4	14
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	4	72
Svenska Handelsbanken AB - Class A	201	2,029
Svenska Handelsbanken AB - Class B (a) (c)	—	3
Swedbank AB - Class A	6	111
Swedish Match AB	1	86
Swedish Orphan Biovitrum AB (Publ) (a)	1	26
Tele2 AB - Class B	3	45
Telefonaktiebolaget LM Ericsson - Class B	18	219
Telia Co. AB	17	70
Trelleborg AB - Class B	2	37
		12,256
Australia 0.8%
Afterpay Limited (a)	2	147
AGL Energy Limited	4	39
Alumina Ltd.	16	23
AMP Ltd. (a)	24	28
Ampol Limited	2	37
APA Group	8	60
Aristocrat Leisure Limited	4	105
ASX Ltd.	1	74
Aurizon Holdings Limited	13	39
AusNet Services Holdings Pty Ltd	13	17
Australia & New Zealand Banking Group Ltd.	19	343
Bendigo and Adelaide Bank Ltd.	4	26
BHP Group PLC	115	3,035
BHP Group PLC	20	660
BlueScope Steel Ltd.	3	46
Boral Ltd.	7	27
Brambles Limited	10	85
Challenger Financial Services Group Ltd.	4	19
CIMIC Group Limited (a)	1	9
Coca-Cola Amatil Ltd.	3	34
Cochlear Ltd.	—	66
Coles Group Limited	9	128
Commonwealth Bank of Australia	12	774
Computershare Ltd.	3	39
Crown Resorts Limited	2	18
CSL Ltd.	3	684
DEXUS Funds Management Limited	7	54
Domino's Pizza Enterprises Limited	—	29
Evolution Mining Limited	12	45
Fortescue Metals Group Ltd.	11	206
Goodman Funding Pty Ltd	12	168
GPT Group	13	46
Harvey Norman Holdings Ltd.	5	17
Incitec Pivot Ltd. (a)	13	23
Insurance Australia Group Ltd.	18	64
LendLease Corp. Ltd.	5	47
Macquarie Group Limited	2	249
Magellan Financial Group Ltd	1	41
Medibank Private Limited	19	43
Mirvac Group	27	55
National Australia Bank Ltd.	23	396
Newcrest Mining Ltd.	6	111
Northern Star Resources Ltd.	5	50
Oil Search Ltd.	278	797
Orica Ltd.	3	32
Origin Energy Ltd.	12	44
Qantas Airways Ltd. (a)	6	24
QBE Insurance Group Ltd.	10	66
Ramsay Health Care Ltd.	1	61
REA Group Ltd.	—	39
Reece Limited	2	22
Rio Tinto Ltd.	3	224
Santos Ltd.	12	59
Scentre Group Limited	36	76
SEEK Limited	2	53
Seven Group Holdings Limited (c)	1	16
Sonic Health Care Ltd.	3	81
South32 Limited	33	63
Stockland	16	53
Suncorp Group Ltd.	9	65
Sydney Airport Corporation Limited (a)	9	45
Tabcorp Holdings Ltd.	15	46
Telstra Corp. Ltd.	28	66
TPG Telecom Limited (a)	3	14
Transurban Group	19	198
Treasury Wine Estates Limited	5	36
Vicinity Centres RE Ltd	26	33
Washington H Soul Pattinson & Co. Ltd. (c)	1	20
Wesfarmers Ltd.	8	303
Westpac Banking Corporation	25	372
Wisetech Global Limited	1	25
Woodside Petroleum Ltd.	7	115
Woolworths Group Ltd.	9	262
WorleyParsons Ltd.	2	19
		11,535
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	48
A P Moller - Maersk A/S - Class B (c)	—	99
Ambu A/S - Class B (c)	1	50
Carlsberg A/S - Class B	13	2,149
Chr. Hansen Holding A/S (a)	1	72
Coloplast A/S - Class B	1	124
Danske Bank A/S (a)	5	77
Demant A/S (a)	1	28
DSV Panalpina A/S	1	235
Genmab A/S (a)	—	180
GN Store Nord A/S	1	78
H Lundbeck A/S	—	14
Novo Nordisk A/S - Class B	73	5,062
Novozymes A/S - Class B	1	82
Orsted A/S	9	1,746
Pandora A/S	1	77
Rockwool International A/S - Class A	—	13
Rockwool International A/S - Class B	—	18
Tryg A/S	1	30
Vestas Wind Systems A/S	1	322
		10,504
Spain 0.7%
Acciona,S.A. (c)	—	21
ACS, Actividades de Construccion y Servicios, S.A.	2	62
AENA, S.M.E., S.A. (a)	1	88
Amadeus IT Group SA	3	225
Banco Bilbao Vizcaya Argentaria, S.A.	46	226
Banco Santander, S.A.	114	354
Bankia SA	8	14
CaixaBank, S.A.	25	63
Cellnex Telecom, S.A.	28	1,660
Enagas SA	2	37
Endesa SA	2	60
Ferrovial, S.A.	3	95
Grifols, S.A.	2	59
Iberdrola, Sociedad Anonima	308	4,394
Industria de Diseno Textil, S.A.	55	1,757
MAPFRE, S.A.	8	16
Naturgy Energy Group SA	2	55
Red Electrica Corporacion, S.A.	3	61
Repsol SA	10	104
Siemens Gamesa Renewable Energy, S.A.	2	62
Telefonica SA	35	138
		9,551
Canada 0.6%
Alimentation Couche-Tard Inc. - Class B	48	1,635
Canadian National Railway Company	22	2,450
Canadian Pacific Railway Limited	2	677
Fairfax Financial Holdings Limited	2	791
Shopify Inc. - Class A (a)	—	426
The Toronto-Dominion Bank (c)	40	2,233
		8,212

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Russian Federation 0.5%
Joint Stock Company "Alrosa" (Public Stock Society)	616	823
Polymetal International PLC	2	44
Public Joint Stock Company "Severstal" - GDR (f)	61	1,070
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	1,582	1,197
Public Joint Stock Society "Sberbank of Russia"	674	2,473
Public Joint Stock Society Oil Company "Lukoil" - ADR	21	1,467
X5 Retail Group N.V. - GDR (f)	24	882
		7,956
South Africa 0.4%
AngloGold Ashanti Ltd.	18	413
Bid Corporation	30	533
Bidvest Group Ltd.	69	741
Capitec Bank Holdings Ltd. (a)	9	876
Clicks Group Ltd.	72	1,248
Naspers Ltd. - Class N	12	2,381
		6,192
Mexico 0.4%
America Movil SAB de CV	898	654
Fresnillo PLC	1	19
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	79	886
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (a)	5	794
Grupo Financiero Banorte SAB de CV (a)	327	1,806
Grupo Mexico SAB de CV - Class B (a)	275	1,161
Wal - Mart de Mexico, S.A.B. de C.V.	275	772
		6,092
Brazil 0.3%
Gerdau SA - ADR	147	689
Localiza Rent A Car S/A (a)	69	909
Lojas Renner S/A. (a)	173	1,450
Magazine Luiza S.A.	140	670
Raia Drogasil S.A. (a)	142	684
		4,402
Indonesia 0.3%
PT. Bank Central Asia Tbk	1,513	3,651
Telekomunikasi Indonesia (Persero), PT TBK	2,852	672
		4,323
Singapore 0.3%
Ascendas REIT	22	49
CapitaLand Ltd.	17	43
CapitaMall Trust	31	51
City Developments Ltd.	3	19
ComfortDelgro Corp. Ltd.	14	17
DBS Group Holdings Ltd.	12	232
Genting Singapore Limited	39	25
Great Eastern Holdings Limited	2	24
Jardine Cycle & Carriage Ltd.	1	10
Keppel Corporation Limited	10	40
Mapletree Commercial Trust Management Ltd. (f)	15	24
Mapletree North Asia Commercial Trust Management Ltd.	10	7
Olam International Limited	6	8
Oversea-Chinese Banking Corporation Limited	28	211
SEA, Ltd. - Class A - ADR (a)	15	3,043
Singapore Airlines Ltd. (a)	9	29
Singapore Airport Terminal Services Ltd. (a)	4	14
Singapore Exchange Ltd.	6	40
Singapore Technologies Engineering Ltd.	10	30
Singapore Telecommunications Limited	61	107
Suntec Real Estate Investment Trust	2	2
United Overseas Bank Ltd.	10	180
UOL Group Ltd.	3	19
Venture Corp. Ltd.	2	28
Wilmar International Limited	19	68
		4,320
Italy 0.2%
A2A SpA	8	13
Amplifon S.p.A (a)	1	24
Assicurazioni Generali SpA	9	152
Atlantia SpA (a)	3	62
Banca Mediolanum SpA	2	15
Banco BPM Societa' Per Azioni	10	23
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	12
Davide Campari-Milano S.p.A.	3	33
DiaSorin S.p.A.	—	28
Enel SpA	53	535
ENI SpA	17	182
Exor Nederland N.V.	1	63
Ferrari N.V.	4	1,014
Ferrari N.V.	1	203
Finecobank Banca Fineco SPA (a)	4	68
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A." (a)	1	14
Hera S.p.A.	5	20
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	27
Intesa Sanpaolo SpA	120	281
Leonardo S.p.A.	3	20
Mediobanca SpA (a)	5	46
Moncler S.p.A. (a)	1	83
Nexi S.p.A. (a)	2	49
Pirelli & C. S.p.A. (a)	3	16
Poste Italiane - Societa' Per Azioni	5	46
Prysmian S.p.A.	2	65
Recordati Industria Chimica E Farmaceutica S.p.A.	1	38
Salvatore Ferragamo. S.p.A. (a) (c)	1	13
Snam Rete Gas SpA	14	82
Telecom Italia SpA	79	37
Terna – Rete Elettrica Nazionale S.p.A.	10	73
UniCredit S.p.A. (a)	14	135
UnipolSai Assicurazioni S.p.A. (c)	3	8
		3,480
Ireland 0.2%
CRH Plc	5	226
Flutter Entertainment Public Limited Company (a)	1	198
James Hardie Industries Public Limited Company - CDI	3	92
Kerry Group Plc	1	153
Kingspan Group Plc (a)	1	74
Medtronic Public Limited Company	11	1,338
Ryanair Holdings Plc - ADR (a)	11	1,229
Smurfit Kappa Funding Designated Activity Company	2	82
		3,392
Belgium 0.2%
Ackermans	—	26
ageas SA/NV	1	67
Anheuser-Busch InBev	6	406
Colruyt SA	—	26
Elia Group	—	29
Galapagos (a)	—	32
Groupe Bruxelles Lambert SA	1	81
KBC Groep NV	34	2,430
Proximus	1	24
Sofina	—	37
Solvay SA	1	60
Telenet Group Holding	—	6
UCB SA	1	89
Umicore	1	66
		3,379
Finland 0.2%
Elisa Oyj	1	56
Fortum Oyj	3	72
Huhtamaki Oyj	1	34
Kesko Oyj - Class A	1	16
Kesko Oyj - Class B	2	48
Kone Corporation	24	1,981
Konecranes Abp	—	15
Neles Finland Oy	1	12
Neste Oyj	3	213
Nokia Oyj (a)	39	150
Nokian Renkaat Oyj	1	31

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Nordea Bank ABP	23	192
Orion Oyj - Class A	—	10
Orion Oyj - Class B	1	33
Sampo Oyj - Class A	3	147
Stora Enso Oyj - Class A	—	7
Stora Enso Oyj - Class R	4	80
UPM-Kymmene Oyj	4	137
Wartsila Oyj	3	33
		3,267
Bermuda 0.2%
Credicorp Ltd.	19	3,194
Poland 0.2%
"Dino Polska" Spolka Akcyjna (a)	10	814
Allegro.eu SA (a)	39	895
CD Projekt SA (a)	14	1,034
		2,743
Austria 0.2%
Andritz AG	—	22
BAWAG Group AG	—	22
Erste Group Bank AG	64	1,970
OMV AG	1	47
Raiffeisen Bank International AG (a)	1	19
Telekom Austria Aktiengesellschaft	1	5
Verbund AG	1	57
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	6
Voestalpine AG	1	24
		2,172
Thailand 0.1%
Siam Cement PCL	57	719
Thai Oil Public Company Limited	640	1,114
		1,833
Argentina 0.1%
MercadoLibre S.R.L (a)	1	1,124
Hungary 0.1%
OTP Bank Plc	21	931
Norway 0.1%
Aker ASA	1	19
Aker ASA	—	11
DNB Bank ASA	6	119
Equinor ASA	7	124
Gjensidige Forsikring ASA	2	42
Leroy Seafood Group ASA	1	6
Mowi ASA	3	68
Norsk Hydro ASA	8	39
Orkla ASA	6	56
SalMar ASA	—	22
Schibsted ASA - Class A (a)	1	23
Schibsted ASA - Class B (a)	1	26
Storebrand ASA (a)	5	35
Subsea 7 S.A. (a)	2	16
Telenor ASA	4	75
Yara International ASA	1	49
		730
Cyprus 0.1%
TCS Group Holding PLC - GDR (f)	20	666
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	38	618
Israel 0.0%
Azrieli Group Ltd.	—	19
Bank Hapoalim BM	8	52
Bank Leumi Le-Israel BM	10	59
Bezeq Israeli Telecommunication Corp. Ltd.	14	14
Elbit Systems Ltd.	—	21
Israel Chemicals Ltd.	5	24
Israel Discount Bank Ltd.	8	31
Mizrahi Tefahot Bank Ltd.	1	22
Nice Ltd. (a)	—	119
Teva Pharmaceutical Industries Ltd (a)	7	71
		432
New Zealand 0.0%
a2 Milk Co. Ltd. (a)	5	44
Auckland International Airport Limited (a)	8	45
Contact Energy Limited	5	32
Fisher & Paykel Healthcare Corp.	4	93
Fletcher Building Ltd. (a)	6	24
Mercury NZ Limited	4	20
Meridian Energy Limited	9	46
Ryman Healthcare Ltd.	3	31
Spark New Zealand Ltd.	13	43
		378
Luxembourg 0.0%
ArcelorMittal (a)	5	109
Eurofins Scientific SE	1	69
Millicom International Cellular SA - SDR	1	27
RTL Group SA (a)	—	12
Tenaris SA	3	26
		243
Portugal 0.0%
EDP Renovaveis, S.A.	1	28
Energias de Portugal SA	19	120
Galp Energia, SGPS, S.A.	3	33
Jeronimo Martins, SGPS, S.A. (c)	2	28
		209
Chile 0.0%
Antofagasta PLC	2	46
Macau 0.0%
MGM China Holdings Limited	6	10
Wynn Macau, Limited (a)	14	24
		34
United Arab Emirates 0.0%
Mediclinic International PLC (a)	5	18
Total Common Stocks (cost $724,270)		846,797
CORPORATE BONDS AND NOTES 25.3%
United States of America 21.1%
ABB Treasury Center (USA), Inc.
4.00%, 06/15/21 (g)	371	377
Abbott Laboratories
4.90%, 11/30/46	215	318
AbbVie Inc.
2.15%, 11/19/21	300	305
4.50%, 05/14/35	172	216
4.05%, 11/21/39	334	405
4.45%, 05/14/46	422	537
4.25%, 11/21/49	407	512
Acadia Healthcare Company, Inc.
5.63%, 02/15/23	145	145
Adient US LLC
7.00%, 05/15/26 (g)	535	582
Advance Auto Parts, Inc.
3.90%, 04/15/30	312	359
AECOM
5.13%, 03/15/27	335	372
AEP Transmission Company, LLC
3.65%, 04/01/50	180	216
Aetna Inc.
4.13%, 11/15/42	182	215
3.88%, 08/15/47	244	289
AFLAC Incorporated
4.00%, 10/15/46	363	441
AIG Global Funding
0.80%, 07/07/23 (g)	173	175
Air Products and Chemicals, Inc.
2.80%, 05/15/50	140	152
Alabama Power Company
4.30%, 07/15/48	135	178
Albertsons Companies, Inc.
5.75%, 03/15/25	192	198
Alcoa Nederland Holding B.V.
7.00%, 09/30/26 (g)	200	213
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	348	443

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
1.88%, 02/01/33	200	199
Allied Universal Holdco LLC
6.63%, 07/15/26 (g)	155	165
Allison Transmission, Inc.
5.88%, 06/01/29 (g)	310	343
3.75%, 01/30/31 (g)	168	172
Ally Financial Inc.
5.75%, 11/20/25	515	599
Alphabet Inc.
2.25%, 08/15/60	110	105
Altria Group, Inc.
4.50%, 05/02/43	255	292
3.88%, 09/16/46	492	525
Amazon.com, Inc.
3.88%, 08/22/37	600	746
2.70%, 06/03/60	145	155
AMC Entertainment Holdings, Inc.
10.50%, 04/15/25 (c) (g)	200	139
AMC Networks, Inc.
5.00%, 04/01/24	220	224
Ameren Corporation
3.50%, 01/15/31	247	284
American Axle & Manufacturing, Inc.
6.25%, 04/01/25 (c)	155	161
6.25%, 03/15/26	265	274
6.50%, 04/01/27	285	300
American Express Company
4.05%, 12/03/42	55	70
American Financial Group, Inc.
4.50%, 06/15/47	60	72
American Honda Finance Corporation
0.88%, 07/07/23	137	139
American International Group, Inc.
3.30%, 03/01/21	195	195
3.88%, 01/15/35	701	843
American Tower Corporation
3.70%, 10/15/49	175	199
3.10%, 06/15/50	870	893
American Water Capital Corp.
3.45%, 05/01/50	218	259
AmeriGas Partners, L.P.
5.50%, 05/20/25	295	326
Ameriprise Financial, Inc.
3.00%, 03/22/22	340	351
Amgen Inc.
3.15%, 02/21/40	277	302
3.38%, 02/21/50	234	260
2.77%, 09/01/53 (g)	300	300
AMN Healthcare, Inc.
4.00%, 04/15/29 (g)	900	922
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	75	95
Anheuser-Busch InBev Worldwide Inc.
4.50%, 06/01/50	711	896
Antero Midstream Partners LP
5.38%, 09/15/24	480	469
Antero Resources Corporation
5.13%, 12/01/22	455	455
Anthem, Inc.
4.63%, 05/15/42	249	324
3.13%, 05/15/50	145	158
Apache Corporation
4.63%, 11/15/25	505	532
4.88%, 11/15/27	35	37
Appalachian Power Company
3.70%, 05/01/50	95	114
Apple Inc.
2.95%, 09/11/49	547	609
2.65%, 05/11/50	254	269
2.55%, 08/20/60	135	138
Aramark Services, Inc.
5.00%, 04/01/25 - 02/01/28 (g)	280	291
Archrock Partners, L.P.
6.25%, 04/01/28 (g)	250	260
Arconic Corporation
6.00%, 05/15/25 (g)	310	331
6.13%, 02/15/28 (g)	250	270
Argos Holdings Inc.
7.13%, 03/15/23 (g)	675	675
Ashland LLC
6.88%, 05/15/43	150	199
AT&T Inc.
2.75%, 06/01/31	345	368
2.25%, 02/01/32	190	193
3.50%, 06/01/41	190	204
3.10%, 02/01/43	305	309
3.55%, 09/15/55 (g)	1,270	1,274
3.65%, 09/15/59 (g)	921	925
AutoZone, Inc.
3.70%, 04/15/22	300	311
Avantor Funding, Inc.
4.63%, 07/15/28 (g)	420	447
Avis Budget Car Rental, LLC
10.50%, 05/15/25 (g)	305	359
5.75%, 07/15/27 (c) (g)	215	219
B&G Foods, Inc.
5.25%, 04/01/25	130	134
Ball Corporation
2.88%, 08/15/30	719	719
Baltimore Gas and Electric Company
2.80%, 08/15/22	287	297
2.90%, 06/15/50	115	124
Bank of America Corporation
2.74%, 01/23/22	458	459
2.68%, 06/19/41	795	825
2.83%, 10/24/51	755	784
BAT Capital Corp.
4.91%, 04/02/30	200	242
Bausch Health Companies Inc.
6.13%, 04/15/25 (g)	265	273
9.25%, 04/01/26 (g)	1,070	1,194
8.50%, 01/31/27 (g)	300	334
BBVA USA
0.95%, (3 Month USD LIBOR + 0.73%), 06/11/21 (h)	288	289
Becton, Dickinson and Company
4.69%, 12/15/44	251	323
4.67%, 06/06/47	50	66
3.79%, 05/20/50	885	1,048
Berkshire Hathaway Energy Company
2.85%, 05/15/51 (g)	110	113
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	516	678
2.85%, 10/15/50	120	129
Berry Global Escrow Corporation
4.88%, 07/15/26 (g)	470	505
Biogen Inc.
3.63%, 09/15/22	300	316
3.15%, 05/01/50	390	403
Block Financial LLC
3.88%, 08/15/30 (i)	460	496
Boise Cascade Company
4.88%, 07/01/30 (g)	150	162
Boston Scientific Corporation
4.55%, 03/01/39	136	173
Boyd Gaming Corporation
6.38%, 04/01/26	180	187
4.75%, 12/01/27	160	166
BP Capital Markets America Inc.
3.00%, 02/24/50	258	265
2.77%, 11/10/50	120	119
2.94%, 06/04/51	50	51
Bristol-Myers Squibb Company
2.35%, 11/13/40	430	439
2.55%, 11/13/50	345	352
Broadcom Inc.
4.11%, 09/15/28	10	11
5.00%, 04/15/30	190	231
4.15%, 11/15/30	604	699

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
4.30%, 11/15/32	203	240
Brookfield Property REIT Inc.
5.75%, 05/15/26 (g)	95	94
Buckeye Partners, L.P.
4.13%, 03/01/25 (g)	316	321
4.13%, 12/01/27	255	260
5.60%, 10/15/44	375	361
Builders FirstSource, Inc.
6.75%, 06/01/27 (g)	130	141
Burlington Northern Santa FE, LLC
4.95%, 09/15/41	73	100
3.05%, 02/15/51	460	522
Cameron LNG, LLC
3.30%, 01/15/35 (g)	138	155
Capital One, National Association
2.95%, 07/23/21	320	324
Carrier Global Corporation
3.38%, 04/05/40	264	289
3.58%, 04/05/50	149	166
Caterpillar Inc.
3.25%, 09/19/49	230	269
CCO Holdings, LLC
5.13%, 05/01/27 (g)	930	986
5.00%, 02/01/28 (g)	1,240	1,309
4.75%, 03/01/30 (g)	400	432
4.25%, 02/01/31 (g)	1,851	1,951
4.50%, 08/15/30 - 05/01/32 (g)	1,346	1,437
CDK Global, Inc.
4.88%, 06/01/27	280	296
CDW Finance Corporation
4.25%, 04/01/28	475	501
Cedar Fair, L.P.
5.25%, 07/15/29	185	190
Centene Corporation
4.63%, 12/15/29	1,025	1,134
3.00%, 10/15/30	682	722
Centene Escrow I Corporation
5.38%, 06/01/26 (g)	205	216
Central Garden & Pet Company
4.13%, 10/15/30	1,276	1,334
CenturyLink, Inc.
7.50%, 04/01/24	520	587
CF Industries, Inc.
5.15%, 03/15/34	860	1,057
5.38%, 03/15/44	760	962
Charter Communications Operating, LLC
5.38%, 05/01/47	165	206
4.80%, 03/01/50	754	895
3.70%, 04/01/51	1,115	1,158
Cheniere Energy, Inc.
4.50%, 10/01/29	410	433
Chevron Corporation
2.98%, 05/11/40	214	236
Choice Hotels International, Inc.
3.70%, 01/15/31 (i)	672	739
Churchill Downs Incorporated
4.75%, 01/15/28 (g)	130	137
Cigna Holding Company
3.20%, 03/15/40	255	280
3.40%, 03/15/50	230	258
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	355	369
Cinemark USA, Inc.
4.88%, 06/01/23	115	110
8.75%, 05/01/25 (g)	230	251
Citigroup Inc.
4.00%, (100, 12/10/25) (j)	100	103
3.17%, 02/19/22	277	278
5.32%, 03/26/41	565	795
4.75%, 05/18/46	195	258
4.65%, 07/23/48	220	302
Citizens Bank, National Association
2.55%, 05/13/21	281	283
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	775	793
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	365	370
Colt Merger Sub, Inc.
5.75%, 07/01/25 (g)	216	229
Comcast Corporation
3.20%, 07/15/36	672	763
3.75%, 04/01/40	616	740
2.45%, 08/15/52	1,005	976
Commonwealth Edison Company
3.00%, 03/01/50	144	157
Commscope Finance LLC
6.00%, 03/01/26 (g)	810	853
8.25%, 03/01/27 (g)	160	171
Community Health Systems, Inc.
8.63%, 01/15/24 (g)	310	323
5.63%, 03/15/27 (g)	120	129
6.00%, 01/15/29 (g)	60	65
Comstock Escrow Corporation
9.75%, 08/15/26	585	634
Conagra Brands, Inc.
8.25%, 09/15/30	154	232
5.30%, 11/01/38	458	614
5.40%, 11/01/48	150	213
Concho Resources Inc.
4.88%, 10/01/47	315	424
4.85%, 08/15/48 (c)	566	762
Consolidated Edison Company of New York, Inc.
4.20%, 03/15/42	295	356
Constellation Brands, Inc.
4.50%, 05/09/47	300	382
4.10%, 02/15/48	55	67
5.25%, 11/15/48	167	234
3.75%, 05/01/50	357	418
Continental Resources, Inc.
5.00%, 09/15/22	445	446
4.38%, 01/15/28	87	89
4.90%, 06/01/44	186	184
Cox Communications, Inc.
4.80%, 02/01/35 (g)	216	272
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (g)	80	81
Crestwood Midstream Partners LP
5.63%, 05/01/27 (g)	215	213
Crown Castle International Corp.
4.75%, 05/15/47	183	234
5.20%, 02/15/49	177	240
4.00%, 11/15/49	217	252
4.15%, 07/01/50	332	403
3.25%, 01/15/51	219	231
CSC Holdings, LLC
5.50%, 04/15/27 (g)	200	212
5.38%, 02/01/28 (g)	200	214
5.75%, 01/15/30 (g)	385	422
4.13%, 12/01/30 (g)	1,215	1,270
3.38%, 02/15/31 (g)	1,278	1,260
CSX Corporation
4.10%, 03/15/44	195	240
4.75%, 11/15/48	180	247
3.80%, 04/15/50	214	264
Cummins Inc.
2.60%, 09/01/50	110	112
CVS Health Corporation
3.35%, 03/09/21	271	272
2.70%, 08/21/40	1,085	1,099
4.25%, 04/01/50	256	320
Darden Restaurants, Inc.
4.55%, 02/15/48	150	162
DaVita Inc.
4.63%, 06/01/30 (g)	610	649
DCP Midstream Operating, LP
5.38%, 07/15/25	495	544
Dell Inc.
6.50%, 04/15/38	778	965
Dell International L.L.C.
6.20%, 07/15/30 (g)	225	291

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.
4.38%, 04/19/28	1,259	1,279
3.75%, 10/28/29	812	778
Devon Energy Corporation
5.00%, 06/15/45	785	923
Diamond Finance International Limited
6.02%, 06/15/26 (g) (i)	480	586
8.10%, 07/15/36 (g) (i)	336	494
8.35%, 07/15/46 (g) (i)	210	316
Diamond Sports Group, LLC
5.38%, 08/15/26 (g)	251	204
Discovery Communications, LLC
5.00%, 09/20/37	210	266
4.88%, 04/01/43	191	235
5.20%, 09/20/47	476	620
5.30%, 05/15/49	62	82
4.65%, 05/15/50	205	257
4.00%, 09/15/55 (g)	450	502
DISH DBS Corporation
5.88%, 11/15/24	770	807
7.75%, 07/01/26	1,020	1,142
Dominion Energy, Inc.
2.75%, 01/15/22	268	274
Duke Energy Indiana, LLC
2.75%, 04/01/50	448	466
Duke Energy Progress, LLC
0.40%, (3 Month USD LIBOR + 0.18%), 02/18/22 (h)	72	72
4.20%, 08/15/45	105	133
2.50%, 08/15/50	350	351
DuPont de Nemours, Inc.
5.32%, 11/15/38	190	257
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (g)	155	160
Eastern Energy Gas Holdings, LLC
4.60%, 12/15/44	105	132
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (g)	385	413
Edison International
5.75%, 06/15/27	62	74
4.13%, 03/15/28	150	167
Elanco Animal Health
5.90%, 08/28/28 (i) (k)	1,059	1,258
Eli Lilly and Company
2.25%, 05/15/50	369	362
Embarq Corporation
8.00%, 06/01/36	775	955
Emera US Holdings Inc.
4.75%, 06/15/46	463	590
Enable Midstream Partners, LP
5.00%, 05/15/44 (k)	150	140
Encompass Health Corporation
4.50%, 02/01/28	310	325
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	525	552
Energy Transfer LP
4.90%, 03/15/35	300	327
5.15%, 02/01/43 - 03/15/45	356	380
6.13%, 12/15/45	68	80
5.30%, 04/15/47	25	27
6.00%, 06/15/48	214	253
6.25%, 04/15/49	149	181
5.00%, 05/15/50	472	510
EnerSys
4.38%, 12/15/27 (g)	500	528
Enlink Midstream, LLC
4.15%, 06/01/25	340	332
5.38%, 06/01/29	222	217
5.60%, 04/01/44	702	563
5.05%, 04/01/45 (c)	716	570
5.45%, 06/01/47	1,400	1,127
Entergy Texas, Inc.
3.55%, 09/30/49	289	332
Entergy Utility Assets, LLC
2.90%, 03/15/51	183	194
Enterprise Products Operating LLC
4.85%, 08/15/42	115	142
4.45%, 02/15/43	115	137
3.70%, 01/31/51	460	505
EPR Properties
4.75%, 12/15/26	150	151
4.50%, 06/01/27	150	150
4.95%, 04/15/28	150	151
3.75%, 08/15/29	150	143
EQM Midstream Partners, LP
4.75%, 07/15/23	80	84
6.00%, 07/01/25 (g)	435	476
6.50%, 07/15/48	150	156
EQT Corporation
7.88%, 02/01/25 (i) (k)	360	410
Equinix, Inc.
3.00%, 07/15/50	85	86
2.95%, 09/15/51	620	624
Equitable Financial Life Global Funding
0.50%, 11/17/23 (g)	108	108
ESH Hospitality, Inc.
5.25%, 05/01/25 (g)	120	123
4.63%, 10/01/27 (g)	170	175
Essex Portfolio, L.P.
2.65%, 09/01/50	160	153
Eversource Energy
2.75%, 03/15/22	309	317
Exelon Corporation
4.70%, 04/15/50	210	279
Expedia Group, Inc.
3.25%, 02/15/30	716	747
Exxon Mobil Corporation
3.00%, 08/16/39	446	478
4.23%, 03/19/40	60	75
3.10%, 08/16/49	168	180
FedEx Corporation
4.40%, 01/15/47	205	256
Fifth Third Bancorp
3.50%, 03/15/22	226	234
FirstEnergy Corp.
2.25%, 09/01/30	246	237
7.38%, 11/15/31	175	248
4.85%, 07/15/47 (i) (k)	893	1,107
3.40%, 03/01/50	1,298	1,251
Florida Power & Light Company
3.80%, 12/15/42	205	255
Fluor Corporation
4.25%, 09/15/28	1,261	1,251
FMC Corporation
4.50%, 10/01/49	194	252
Ford Motor Credit Company LLC
4.69%, 06/09/25	285	304
5.13%, 06/16/25	250	272
4.39%, 01/08/26	495	519
4.54%, 08/01/26	780	830
4.13%, 08/17/27	265	277
4.00%, 11/13/30	202	212
Foresight Energy LLC
0.00%, 04/01/23 (a) (g) (l)	145	1
Fox Corporation
5.58%, 01/25/49	135	197
Freeport-McMoRan Inc.
4.25%, 03/01/30	300	323
5.40%, 11/14/34	1,195	1,494
5.45%, 03/15/43	1,251	1,558
Frontier Communications Corporation
5.88%, 10/15/27 (g)	179	193
Gartner, Inc.
3.75%, 10/01/30 (g)	320	337
GE Capital Funding LLC
4.40%, 05/15/30 (g)	400	471
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	700	834

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
General Dynamics Corporation
3.88%, 07/15/21	277	280
General Electric Company
4.13%, 10/09/42	171	200
4.50%, 03/11/44	360	439
General Motors Company
6.25%, 10/02/43	216	289
5.20%, 04/01/45	612	742
6.75%, 04/01/46	150	215
5.40%, 04/01/48	227	285
5.95%, 04/01/49	181	244
Genesis Energy, L.P.
7.75%, 02/01/28	250	240
Gilead Sciences, Inc.
0.38%, (3 Month USD LIBOR + 0.15%), 09/17/21 (h)	112	112
4.00%, 09/01/36	374	452
2.60%, 10/01/40	160	162
4.80%, 04/01/44	74	98
2.80%, 10/01/50	310	309
Glencore Funding LLC
2.50%, 09/01/30 (g)	275	281
Global Payments Inc.
2.90%, 05/15/30	102	111
4.15%, 08/15/49	700	859
GLP Financing, LLC
4.00%, 01/15/30 - 01/15/31	886	961
Graphic Packaging International, LLC
4.75%, 07/15/27 (g)	150	166
3.50%, 03/01/29 (g)	133	136
Gray Escrow, Inc.
7.00%, 05/15/27 (g)	200	219
Great Plains Energy Incorporated
4.20%, 03/15/48	195	251
Griffon Corporation
5.75%, 03/01/28	255	271
Group 1 Automotive, Inc.
4.00%, 08/15/28 (g)	265	273
Guardian Life Insurance Co.
2.00%, 04/26/21 (g)	290	292
Gulfport Energy Corporation
0.00%, 05/01/23 - 10/15/24 (a) (l)	715	482
Hasbro, Inc.
3.90%, 11/19/29 (i)	224	253
6.35%, 03/15/40	57	74
5.10%, 05/15/44	150	169
Hat Holdings I LLC
3.75%, 09/15/30 (g)	127	131
HCA Inc.
5.63%, 09/01/28	1,290	1,521
5.88%, 02/01/29	400	482
3.50%, 09/01/30	1,932	2,043
5.50%, 06/15/47	469	621
5.25%, 06/15/49	275	363
7.50%, 11/15/95	966	1,261
Healthcare Trust of America Holdings, LP
2.00%, 03/15/31	220	219
Healthpeak Properties, Inc.
2.88%, 01/15/31	280	303
Herc Holdings Inc.
5.50%, 07/15/27 (g)	200	214
Hertz Vehicle Financing II LP
0.00%, 10/15/24 - 08/01/26 (a) (g) (l)	790	419
Hess Corporation
5.80%, 04/01/47 (c)	792	1,005
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	315	327
3.75%, 05/01/29 (g)	86	90
4.88%, 01/15/30	380	417
4.00%, 05/01/31 (g)	51	54
Howmet Aerospace Inc.
5.90%, 02/01/27	985	1,157
5.95%, 02/01/37	1,199	1,441
Hughes Satellite Systems Corporation
5.25%, 08/01/26	295	325
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30	529	625
Hyatt Hotels Corporation
4.38%, 09/15/28	59	66
5.75%, 04/23/30 (i)	149	183
Hyundai Capital America
3.45%, 03/12/21 (g)	31	31
1.15%, 11/10/22 (g)	149	150
Icahn Enterprises L.P.
4.75%, 09/15/24	380	396
5.25%, 05/15/27	950	1,017
iHeartCommunications, Inc.
8.38%, 05/01/27	230	245
5.25%, 08/15/27 (g)	280	295
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (g)	390	409
Intel Corporation
3.25%, 11/15/49	420	469
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	41
4.40%, 01/26/26, CAD	490	455
International Business Machines Corporation
2.85%, 05/15/40	449	479
Ipalco Enterprises Inc
4.25%, 05/01/30 (g)	426	493
IQVIA Inc.
5.00%, 05/15/27 (g)	360	383
Iron Mountain Incorporated
4.88%, 09/15/27 (g)	400	419
4.88%, 09/15/29 (g)	150	158
5.25%, 07/15/30 (g)	650	703
4.50%, 02/15/31 (g)	1,407	1,468
5.63%, 07/15/32 (g)	1,130	1,250
J2 Cloud Services, LLC
4.63%, 10/15/30 (g)	1,196	1,270
Jabil Inc.
3.00%, 01/15/31	698	742
Jackson National Life Global Funding
3.30%, 02/01/22 (g) (m)	356	367
Johnson & Johnson
3.40%, 01/15/38	196	234
Kaiser Aluminum Corporation
4.63%, 03/01/28 (g)	405	420
KB Home
4.80%, 11/15/29	1,100	1,209
Keurig Dr Pepper Inc.
3.55%, 05/25/21	318	322
4.42%, 12/15/46	195	245
KeyBank National Association
2.50%, 11/22/21	350	357
KFC Holding Co.
5.25%, 06/01/26 (g)	160	166
Kinder Morgan, Inc.
2.00%, 02/15/31	460	465
5.05%, 02/15/46	240	293
3.25%, 08/01/50	170	169
Kohl's Corporation
5.55%, 07/17/45	950	1,017
Kraft Heinz Foods Company
4.63%, 01/30/29	710	809
5.20%, 07/15/45	150	178
4.38%, 06/01/46	1,030	1,111
4.88%, 10/01/49 (g)	1,107	1,281
5.50%, 06/01/50 (g)	1,013	1,268
L Brands, Inc.
7.50%, 06/15/29	145	161
6.88%, 11/01/35	335	376
LABL Escrow Issuer LLC
6.75%, 07/15/26 (g)	270	292
10.50%, 07/15/27 (g)	160	180
Lamar Media Corp.
4.00%, 02/15/30	1,170	1,214
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	1,429	1,604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Las Vegas Sands Corp.
3.90%, 08/08/29	150	161
Legacy Vulcan Corp.
4.50%, 06/15/47	50	62
Leidos, Inc.
4.38%, 05/15/30 (g)	628	753
2.30%, 02/15/31 (g)	317	324
Level 3 Financing, Inc.
5.25%, 03/15/26	320	330
4.63%, 09/15/27 (g)	970	1,010
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (g)	245	274
4.75%, 10/15/27 (g)	325	333
Lockheed Martin Corporation
4.07%, 12/15/42	160	208
3.80%, 03/01/45	265	328
2.80%, 06/15/50	125	135
Lowe`s Companies, Inc.
3.70%, 04/15/46	484	570
3.00%, 10/15/50	85	91
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (i)	753	1,009
Macy's, Inc.
8.38%, 06/15/25 (g)	400	444
Marathon Oil Corporation
6.80%, 03/15/32	70	86
6.60%, 10/01/37	150	185
Marathon Petroleum Corporation
4.75%, 09/15/44	130	148
4.50%, 04/01/48	125	139
Marriott International, Inc.
3.50%, 10/15/32 (i)	150	164
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	405	423
Masco Corporation
4.50%, 05/15/47	150	186
MassMutual Global Funding II
0.37%, (3 Month USD LIBOR + 0.15%), 01/07/22 (g) (h)	410	410
MasterCard Incorporated
3.85%, 03/26/50	45	58
Mattel, Inc.
5.88%, 12/15/27 (g)	675	749
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (g)	435	443
7.25%, 04/15/25 (g)	295	299
McDonald's Corporation
3.63%, 09/01/49	105	123
4.20%, 04/01/50	360	460
Merck & Co., Inc.
2.35%, 06/24/40	195	202
Meredith Corporation
6.88%, 02/01/26	570	558
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	255	372
Metlife Capital Trust IV
7.88%, 12/15/37 (g)	100	141
MetLife, Inc.
4.13%, 08/13/42	297	378
Metropolitan Life Global Funding I
3.88%, 04/11/22 (g)	331	346
3.00%, 01/10/23 (g)	350	368
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	430	467
5.75%, 02/01/27	435	489
4.50%, 01/15/28	150	160
MGM Resorts International
5.50%, 04/15/27	1,375	1,532
4.75%, 10/15/28	900	964
Microsoft Corporation
2.40%, 02/06/22	245	250
3.45%, 08/08/36	418	515
3.70%, 08/08/46	208	263
2.53%, 06/01/50	85	89
2.68%, 06/01/60	180	194
Molson Coors Beverage Company
5.00%, 05/01/42	63	79
4.20%, 07/15/46	319	365
Mondelez International, Inc.
0.63%, 07/01/22	70	70
Morgan Stanley
0.56%, 11/10/23	218	219
7.25%, 04/01/32	390	601
3.97%, 07/22/38	335	413
6.38%, 07/24/42	275	448
MOS Holdings Inc.
5.63%, 11/15/43	400	517
Motorola Solutions, Inc.
2.30%, 11/15/30	490	500
MPLX LP
4.50%, 04/15/38	376	429
4.70%, 04/15/48	172	204
MSCI Inc.
4.00%, 11/15/29 (g)	275	294
Murphy Oil Corp.
6.38%, 12/01/42 (i) (k)	598	529
Mylan Inc
5.40%, 11/29/43	183	242
5.20%, 04/15/48	150	197
Mylan N.V.
5.25%, 06/15/46	222	291
National Securities Clearing Corporation
1.20%, 04/23/23 (g)	250	255
Nationwide Mutual Insurance Company
4.35%, 04/30/50 (g)	115	135
NCR Corporation
5.00%, 10/01/28 (g)	123	130
6.13%, 09/01/29 (g)	445	494
Netflix, Inc.
5.88%, 11/15/28	150	180
6.38%, 05/15/29	150	186
5.38%, 11/15/29 (g)	279	329
4.88%, 06/15/30 (g)	1,460	1,681
New York Life Global Funding
0.49%, (3 Month USD LIBOR + 0.28%), 01/21/22 (g) (h)	315	316
Newell Brands Inc.
4.70%, 04/01/26 (i) (k)	395	435
5.88%, 04/01/36 (i) (k)	310	377
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	400	430
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21	280	282
Nielsen Finance LLC
5.00%, 04/15/22 (g)	235	236
5.63%, 10/01/28 (g)	295	321
NIKE, Inc.
3.25%, 03/27/40	319	372
3.38%, 03/27/50	72	88
NiSource Finance Corp.
5.25%, 02/15/43	270	367
Noble Energy, Inc.
5.05%, 11/15/44	360	501
4.95%, 08/15/47	280	389
4.20%, 10/15/49	593	764
Nordstrom, Inc.
4.00%, 03/15/27	435	432
6.95%, 03/15/28	707	804
4.38%, 04/01/30 (c)	1,261	1,241
5.00%, 01/15/44	1,319	1,239
Norfolk Southern Corporation
3.05%, 05/15/50	554	608
Northrop Grumman Corporation
3.85%, 04/15/45	375	450
4.03%, 10/15/47	95	119
Novelis Corporation
4.75%, 01/30/30 (g)	410	442
NRG Energy, Inc.
7.25%, 05/15/26	390	412
3.63%, 02/15/31 (g)	85	88

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
NuStar Logistics, L.P.
5.75%, 10/01/25	105	112
6.38%, 10/01/30	105	119
Nutrition & Biosciences, Inc.
3.47%, 12/01/50 (g)	150	162
NVIDIA Corporation
3.50%, 04/01/50	132	160
Occidental Petroleum Corporation
8.00%, 07/15/25 (c)	609	693
5.88%, 09/01/25	123	131
8.50%, 07/15/27	200	231
6.38%, 09/01/28	123	130
8.88%, 07/15/30	229	270
6.63%, 09/01/30	123	133
Olin Corporation
5.63%, 08/01/29	80	87
Oncor Electric Delivery Company LLC
3.80%, 09/30/47	285	353
ONEOK Partners, L.P.
6.20%, 09/15/43	50	61
ONEOK, Inc.
7.15%, 01/15/51	148	209
Oracle Corporation
3.60%, 04/01/40 - 04/01/50	1,457	1,704
Oshkosh Corporation
3.10%, 03/01/30	673	732
Otis Worldwide Corporation
3.11%, 02/15/40	135	147
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	265	272
Owens Corning
3.88%, 06/01/30	417	479
4.30%, 07/15/47	55	65
4.40%, 01/30/48	155	182
Pacific Gas And Electric Company
5.00%, 07/01/28	400	427
4.45%, 04/15/42	370	399
4.60%, 06/15/43	254	278
4.75%, 02/15/44	229	256
4.30%, 03/15/45	202	216
4.00%, 12/01/46	405	417
3.95%, 12/01/47	241	250
4.95%, 07/01/50	149	176
3.50%, 08/01/50	80	79
PacifiCorp
3.85%, 06/15/21	204	205
4.13%, 01/15/49	206	263
3.30%, 03/15/51	618	709
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (g)	460	494
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (g)	495	535
Parsley Energy, LLC
5.63%, 10/15/27 (g)	320	350
PBF Holding Company LLC
9.25%, 05/15/25 (g)	271	266
PECO Energy Company
2.80%, 06/15/50	92	98
Penske Automotive Group, Inc.
5.50%, 05/15/26	295	306
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	265	272
PepsiCo, Inc.
3.50%, 03/19/40	392	472
Performance Food Group Company
5.50%, 10/15/27 (g)	360	380
Perrigo Finance Unlimited Company
4.90%, 12/15/44	500	556
PetSmart, Inc.
5.88%, 06/01/25 (g)	640	657
Pfizer Inc.
4.20%, 09/15/48	130	174
2.70%, 05/28/50	480	516
Philip Morris International Inc.
2.63%, 02/18/22	181	185
1.13%, 05/01/23	73	74
3.88%, 08/21/42	188	221
4.25%, 11/10/44	105	132
Phillips 66
2.15%, 12/15/30	539	547
Phillips 66 Partners LP
4.68%, 02/15/45	219	237
4.90%, 10/01/46	689	774
Piedmont Natural Gas Company, Inc.
3.35%, 06/01/50	100	112
Pilgrim's Pride Corporation
5.88%, 09/30/27 (g)	155	168
Pioneer Natural Resources Company
1.90%, 08/15/30	235	233
Plains All American Pipeline LP
4.90%, 02/15/45	1,047	1,118
Plains All American Pipeline, L.P.
3.80%, 09/15/30	180	192
6.65%, 01/15/37	149	182
5.15%, 06/01/42	125	134
4.30%, 01/31/43	205	202
PNC Funding Corp
3.30%, 03/08/22	392	404
Post Holdings, Inc.
5.00%, 08/15/26 (g)	170	176
5.50%, 12/15/29 (g)	515	563
PPL Electric Utilities Corporation
0.50%, (3 Month USD LIBOR + 0.25%), 09/28/23 (h)	271	271
Prestige Brands, Inc.
5.13%, 01/15/28 (g)	210	224
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (g)	155	166
Principal Life Global Funding II
1.25%, 05/11/23 (g)	282	287
Progress Energy, Inc.
3.15%, 04/01/22	268	275
ProLogis, L.P.
2.13%, 10/15/50	260	242
Protective Life Global Funding
2.00%, 09/14/21 (g)	356	360
Prudential Financial, Inc.
3.00%, 03/10/40	130	142
3.70%, 03/13/51	195	233
Public Service Company of Colorado
4.05%, 09/15/49	355	461
Public Service Electric and Gas Company
1.90%, 03/15/21	76	76
3.15%, 01/01/50	140	159
2.70%, 05/01/50	174	184
PulteGroup, Inc.
7.88%, 06/15/32	492	736
6.00%, 02/15/35	150	205
Qualcomm Incorporated
4.80%, 05/20/45	95	135
3.25%, 05/20/50	135	156
Quicken Loans Inc.
5.25%, 01/15/28 (g)	250	267
Quicken Loans, LLC
3.63%, 03/01/29 (g)	70	71
3.88%, 03/01/31 (g)	70	73
QVC, Inc.
4.75%, 02/15/27	950	1,014
5.45%, 08/15/34	710	738
5.95%, 03/15/43	127	135
Radian Group Inc.
4.88%, 03/15/27	850	933
Range Resources Corporation
9.25%, 02/01/26	295	308
Raytheon BBN Technologies Corp.
2.80%, 03/15/22	270	277
3.13%, 07/01/50	245	268
Raytheon Technologies Corporation
4.45%, 11/16/38	78	98

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (g)	155	165
8.25%, 11/15/26 (g)	150	164
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/50	252	244
Republic Services, Inc.
3.05%, 03/01/50	180	195
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (g)	265	272
RHP Hotel Properties, LP
4.75%, 10/15/27	395	407
Rite Aid Corporation
8.00%, 11/15/26 (g)	510	545
Roper Technologies, Inc.
3.13%, 11/15/22	47	49
S&P Global Inc.
2.30%, 08/15/60	200	188
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (g) (n)	134	159
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	320	381
Safeway Inc.
4.63%, 01/15/27 (g)	420	446
3.50%, 03/15/29 (g)	179	181
4.88%, 02/15/30 (g)	560	616
San Diego Gas & Electric Company
3.32%, 04/15/50	200	225
SBA Communications Corporation
3.88%, 02/15/27	285	298
Scientific Games International, Inc.
5.00%, 10/15/25 (g)	240	248
Seagate HDD Cayman
5.75%, 12/01/34	150	177
Sealed Air Corporation
5.13%, 12/01/24 (g)	155	170
6.88%, 07/15/33 (g)	700	924
Sensata Technologies, Inc.
3.75%, 02/15/31 (g)	1,223	1,267
Service Corporation International
5.13%, 06/01/29	350	389
Simon Property Group, L.P.
3.25%, 09/13/49	146	150
Sinclair Television Group, Inc.
5.13%, 02/15/27 (c) (g)	315	321
Sirius XM Radio Inc.
5.00%, 08/01/27 (g)	95	101
5.50%, 07/01/29 (g)	340	375
4.13%, 07/01/30 (g)	520	553
Six Flags Operations Inc.
5.50%, 04/15/27 (c) (g)	230	237
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (g)	240	260
SkyMiles IP Ltd.
4.50%, 10/20/25 (g)	178	191
4.75%, 10/20/28 (g)	250	272
SLM Corporation
6.13%, 03/25/24	255	271
Southern California Edison Company
4.13%, 03/01/48	270	322
3.65%, 02/01/50	371	420
Southern California Gas Company
4.30%, 01/15/49	135	177
Southwestern Energy Co.
6.45%, 01/23/25 (i) (k)	405	422
Spectrum Brands, Inc.
5.00%, 10/01/29 (g)	245	263
5.50%, 07/15/30 (g)	300	325
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	288	427
6.75%, 06/15/39	166	237
5.88%, 11/15/40	196	259
5.50%, 09/01/41	53	68
4.50%, 09/15/42	446	518
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	215	231
Springleaf Finance Corporation
6.63%, 01/15/28	1,050	1,251
5.38%, 11/15/29	1,514	1,690
Sprint Corporation
7.63%, 02/15/25	1,560	1,867
8.75%, 03/15/32	1,891	2,994
SS&C Technologies, Inc.
5.50%, 09/30/27 (g)	340	363
Standard Industries Inc.
4.75%, 01/15/28 (g)	560	590
Staples, Inc.
7.50%, 04/15/26 (g)	530	553
10.75%, 04/15/27 (g)	220	219
Starbucks Corporation
3.75%, 12/01/47	190	223
3.35%, 03/12/50	220	245
Steel Dynamics, Inc.
3.25%, 10/15/50	150	156
Steelcase Inc.
5.13%, 01/18/29	150	176
Sunoco Logistics Partners Operations L.P.
5.30%, 04/01/44	74	80
5.40%, 10/01/47	220	244
Sunoco LP
6.00%, 04/15/27	270	287
Sysco Corporation
3.30%, 02/15/50	453	476
Targa Resource Corporation
5.88%, 04/15/26	495	520
5.00%, 01/15/28	245	258
5.50%, 03/01/30	170	184
4.88%, 02/01/31 (g)	203	221
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (g)	500	566
5.13%, 08/01/30 (g)	150	168
TEGNA Inc.
4.63%, 03/15/28 (g)	160	165
Teleflex Incorporated
4.63%, 11/15/27	325	349
Tempur Sealy International, Inc.
5.50%, 06/15/26	460	477
Tenet Healthcare Corporation
5.13%, 05/01/25	410	418
6.25%, 02/01/27 (g)	1,275	1,344
Texas Eastern Transmission, LP
4.15%, 01/15/48 (g)	110	122
The ADT Security Corporation
4.13%, 06/15/23	160	170
The AES Corporation
3.95%, 07/15/30 (g)	280	316
The Boeing Company
3.63%, 02/01/31	510	559
3.25%, 02/01/28 - 02/01/35	512	530
5.71%, 05/01/40 (i)	468	602
3.85%, 11/01/48	209	220
3.90%, 05/01/49	213	226
3.75%, 02/01/50	240	252
5.81%, 05/01/50 (i)	24	33
3.83%, 03/01/59	57	58
3.95%, 08/01/59	255	270
5.93%, 05/01/60 (i)	150	210
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (j)	270	284
The Chemours Company
7.00%, 05/15/25 (c)	430	445
The Coca-Cola Company
2.50%, 06/01/40	216	229
The Connecticut Light and Power Company
4.30%, 04/15/44	240	311
The Dow Chemical Company
2.10%, 11/15/30	325	332
4.25%, 10/01/34	250	302
The Gap, Inc.
8.88%, 05/15/27 (g)	305	354

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
The Goldman Sachs Group, Inc.
3.00%, 04/26/22	200	202
0.63%, 11/17/23	134	135
4.02%, 10/31/38	900	1,097
4.41%, 04/23/39	65	83
The Guardian Life Insurance Company of America
4.85%, 01/24/77 (g)	90	125
The Hershey Company
2.65%, 06/01/50	130	138
The Home Depot, Inc.
3.30%, 04/15/40	472	555
4.40%, 03/15/45	100	134
3.13%, 12/15/49	74	86
3.35%, 04/15/50	188	224
The Huntington National Bank
3.25%, 05/14/21	272	274
The Kroger Co.
3.88%, 10/15/46	383	450
The New York and Presbyterian Hospital
2.26%, 08/01/40	250	243
The Sherwin-Williams Company
3.30%, 05/15/50	209	234
The Southern Company
4.40%, 07/01/46	145	183
The Travelers Companies, Inc.
2.55%, 04/27/50	267	281
The Walt Disney Company
3.50%, 05/13/40	555	653
2.75%, 09/01/49	138	146
The Williams Companies, Inc.
5.75%, 06/24/44	185	238
T-Mobile USA, Inc.
4.75%, 02/01/28	955	1,026
4.38%, 04/15/40 (g)	393	477
3.00%, 02/15/41 (g)	573	594
4.50%, 04/15/50 (g)	198	245
3.30%, 02/15/51 (g)	465	477
3.60%, 11/15/60 (g)	150	159
Topaz Solar Farms LLC
5.75%, 09/30/39 (g)	626	715
TransDigm Inc.
6.25%, 03/15/26 (g)	455	485
Triumph Group, Inc.
7.75%, 08/15/25	165	151
Tronox Incorporated
6.50%, 04/15/26 (g)	100	104
Truist Financial Corporation
2.75%, 04/01/22	281	289
Trustees of Boston University
3.17%, 10/01/50	220	236
Tucson Electric Power Company
4.00%, 06/15/50	278	339
Tyson Foods, Inc.
2.25%, 08/23/21	268	271
4.55%, 06/02/47	76	101
Union Electric Company
2.63%, 03/15/51	145	151
Union Pacific Corporation
4.38%, 09/10/38	120	149
3.55%, 08/15/39	590	683
3.84%, 03/20/60	160	196
United Rentals (North America), Inc.
5.50%, 05/15/27	310	332
4.88%, 01/15/28	305	327
5.25%, 01/15/30	150	167
4.00%, 07/15/30	150	158
United Rentals, Inc.
3.88%, 02/15/31	532	559
United States Cellular Corporation
6.70%, 12/15/33	726	944
United States Steel Corporation
12.00%, 06/01/25 (g)	150	174
United Technologies Corporation
4.50%, 06/01/42	440	575
4.63%, 11/16/48	135	182
UnitedHealth Group Incorporated
3.15%, 06/15/21	250	253
3.50%, 08/15/39	225	266
2.75%, 05/15/40	585	633
Universal Health Services, Inc.
2.65%, 10/15/30 (g)	910	947
Upjohn Inc.
2.70%, 06/22/30 (g)	55	58
3.85%, 06/22/40 (g)	60	67
4.00%, 06/22/50 (g)	120	137
Valvoline, Inc.
4.25%, 02/15/30 (g)	150	159
Verizon Communications Inc.
1.22%, (3 Month USD LIBOR + 1.00%), 03/16/22 (h)	280	283
4.27%, 01/15/36	652	807
2.65%, 11/20/40	260	263
3.85%, 11/01/42	165	195
4.86%, 08/21/46	95	127
2.88%, 11/20/50	280	282
2.99%, 10/30/56 (g)	445	447
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (g)	200	212
Viacom Inc.
5.85%, 09/01/43	170	236
ViacomCBS Inc.
4.20%, 05/19/32	406	489
4.60%, 01/15/45	200	237
VICI Properties Inc.
3.75%, 02/15/27 (g)	210	215
4.13%, 08/15/30 (g)	370	390
Virginia Electric and Power Company
4.20%, 05/15/45	195	248
2.45%, 12/15/50	210	211
Visa Inc.
2.70%, 04/15/40	297	324
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	405	431
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (g)	310	321
W.P. Carey Inc.
2.40%, 02/01/31	120	124
Wells Fargo & Company
3.07%, 04/30/41	500	544
4.90%, 11/17/45	250	331
4.40%, 06/14/46	355	444
5.01%, 04/04/51	210	298
Wells Fargo Bank, National Association
3.63%, 10/22/21	358	366
Welltower Inc.
2.75%, 01/15/31	250	267
WESCO Distribution, Inc.
7.13%, 06/15/25 (g)	379	417
West Virginia Hospital Finance Authority
3.13%, 06/01/50	120	125
Western Digital Corporation
4.75%, 02/15/26	155	172
Western Midstream Operating, LP
4.00%, 07/01/22	180	185
5.45%, 04/01/44	475	491
5.30%, 03/01/48	510	504
5.50%, 08/15/48	150	147
6.25%, 02/01/50 (i) (k)	506	556
Whirlpool Corporation
4.60%, 05/15/50	90	117
WMG Acquisition Corp.
3.88%, 07/15/30 (g)	1,044	1,109
3.00%, 02/15/31 (g)	976	956
Wolverine Escrow LLC
8.50%, 11/15/24 (g)	245	234
9.00%, 11/15/26 (g)	225	213
WPX Energy, Inc.
4.50%, 01/15/30	575	610
Wyndham Destinations, Inc.
6.00%, 04/01/27 (i) (k)	155	174

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
4.63%, 03/01/30 (g)	625	660
Wynn Las Vegas, LLC
5.50%, 03/01/25 (g)	725	757
Xcel Energy Inc.
2.40%, 03/15/21	50	50
3.40%, 08/15/46	160	181
Xerox Holdings Corporation
5.50%, 08/15/28 (g)	1,182	1,255
XPO Logistics, Inc.
6.75%, 08/15/24 (g)	305	325
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	225	246
3.63%, 03/15/31	195	197
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	360	362
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45	55	64
Zoetis Inc.
0.66%, (3 Month USD LIBOR + 0.44%), 08/20/21 (h)	318	319
3.00%, 05/15/50	219	241
		309,708
Canada 1.1%
Alimentation Couche-Tard Inc.
3.80%, 01/25/50 (g)	150	178
Bank of Montreal
2.90%, 03/26/22 (n)	346	357
Bausch Health Companies Inc.
5.00%, 01/30/28 (g)	1,215	1,251
5.00%, 02/15/29 (g)	212	218
5.25%, 02/15/31 (g)	170	178
Bell Canada Enterprises Inc.
4.30%, 07/29/49	144	186
Bombardier Inc.
7.50%, 03/15/25 (g)	395	368
7.88%, 04/15/27 (g)	160	147
Canadian Imperial Bank of Commerce
0.48%, (SOFR + 0.40%), 12/14/23 (h)	132	132
Cenovus Energy Inc.
5.38%, 07/15/25	227	256
5.40%, 06/15/47	370	433
Clarios Global LP
6.75%, 05/15/25 (g)	370	399
Enbridge Inc.
4.50%, 06/10/44	190	220
Garda World Security Corporation
4.63%, 02/15/27 (g)	100	101
GFL Environmental Inc.
3.75%, 08/01/25 (g)	320	328
Glencore Finance (Canada) Limited
5.55%, 10/25/42 (g) (i) (k)	118	146
MEG Energy Corp.
6.50%, 01/15/25 (g)	375	386
7.13%, 02/01/27 (g)	110	114
Methanex Corporation
5.13%, 10/15/27	580	630
5.25%, 12/15/29	890	966
5.65%, 12/01/44	865	931
National Bank of Canada
0.64%, (3 Month USD LIBOR + 0.40%), 03/21/21 (g) (h) (n)	550	550
NOVA Chemicals Corporation
5.25%, 08/01/23 - 06/01/27 (g)	510	533
Nutrien Ltd.
4.13%, 03/15/35	250	298
Ontario Teachers' Finance Trust
1.10%, 10/19/27, CAD (g)	297	232
1.25%, 09/27/30 (g)	1,100	1,089
Open Text Corporation
4.13%, 02/15/30 (g)	130	138
Petro-Canada
6.80%, 05/15/38	215	302
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (g)	129	132
Rogers Communications Inc.
0.84%, (3 Month USD LIBOR + 0.60%), 03/22/22 (h)	241	242
4.35%, 05/01/49	145	188
3.70%, 11/15/49	220	257
Royal Bank of Canada
0.94%, (3 Month USD LIBOR + 0.73%), 02/01/22 (h)	240	242
0.53%, (SOFR + 0.45%), 10/26/23 (h) (n)	368	369
Stars Group Holdings B.V.
7.00%, 07/15/26 (g)	275	290
Suncor Energy Inc.
6.50%, 06/15/38	215	299
Teck Resources Limited
6.13%, 10/01/35	402	519
6.00%, 08/15/40	212	263
6.25%, 07/15/41	186	241
5.20%, 03/01/42	71	82
5.40%, 02/01/43	150	178
The Bank of Nova Scotia
2.70%, 03/07/22	366	377
TransCanada PipeLines Limited
5.60%, 03/31/34	330	431
Videotron ltee
5.13%, 04/15/27 (g)	565	600
		15,777
United Kingdom 0.6%
AstraZeneca PLC
2.38%, 06/12/22	233	239
2.13%, 08/06/50	475	446
Barclays PLC
1.70%, 05/12/22 (n)	221	225
BAT Capital Corp.
4.39%, 08/15/37	490	547
4.54%, 08/15/47	236	262
BP Capital Markets P.L.C.
3.56%, 11/01/21	368	377
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	170	266
HSBC Holdings PLC
6.80%, 06/01/38	615	928
International Game Technology PLC
6.50%, 02/15/25 (g)	365	409
Lloyds Bank PLC
3.30%, 05/07/21 (n)	271	274
Marks and Spencer P.L.C.
7.13%, 12/01/37 (g)	150	168
Rolls-Royce Plc
5.75%, 10/15/27 (g)	665	738
Royalty Pharma PLC
2.20%, 09/02/30 (g)	249	256
3.30%, 09/02/40 (g)	227	239
3.55%, 09/02/50 (g)	260	277
Santander UK Group Holdings PLC
0.85%, (3 Month USD LIBOR + 0.62%), 06/01/21 (h) (n)	578	579
Standard Chartered PLC
1.37%, (3 Month USD LIBOR + 1.15%), 01/20/23 (g) (h)	360	364
4.64%, 04/01/31 (g)	354	428
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (g)	400	434
4.50%, 08/15/30 (g)	800	839
Vodafone Group Public Limited Company
5.00%, 05/30/38	100	130
4.38%, 02/19/43 (i)	80	99
4.25%, 09/17/50	469	579
		9,103
Netherlands 0.4%
ABN AMRO Bank N.V.
3.40%, 08/27/21 (g)	346	353
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (g)	365	398

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (g)	210	219
5.25%, 08/15/27 (g)	525	551
Axalta Coating Systems, LLC
4.75%, 06/15/27 (g)	335	356
Constellium SE
6.63%, 03/01/25 (g)	320	327
Gemeente Eindhoven
0.75%, 11/13/23, AUD	830	647
ING Groep N.V.
3.15%, 03/29/22 (n)	291	301
JBS USA Food Company
5.50%, 01/15/30 (g)	150	172
Sensata Technologies, Inc.
4.38%, 02/15/30 (g)	1,629	1,760
Shell International Finance B.V.
3.13%, 11/07/49	365	401
3.25%, 04/06/50	245	277
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	200	211
8.50%, 08/15/27 (g)	200	221
		6,194
Luxembourg 0.3%
Altice Financing S.A.
5.00%, 01/15/28 (g)	330	338
Altice France S.A.
6.00%, 02/15/28 (g)	370	376
ArcelorMittal
7.25%, 10/15/39 (i) (k)	377	529
7.00%, 03/01/41 (i) (k)	345	479
Telecom Italia Capital
7.20%, 07/18/36	955	1,283
7.72%, 06/04/38	921	1,285
		4,290
France 0.3%
Altice France S.A.
7.38%, 05/01/26 (g)	1,010	1,062
BPCE
2.75%, 01/11/23 (g)	300	313
Credit Agricole SA
1.65%, (3 Month USD LIBOR + 1.43%), 01/10/22 (g) (h) (n)	280	283
Dexia Credit Local
1.25%, 10/27/25, EUR (f)	1,000	1,313
Total Capital International
2.88%, 02/17/22	282	290
2.99%, 06/29/41	290	316
3.13%, 05/29/50	130	141
		3,718
Japan 0.2%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (f)	960	1,232
Mitsubishi UFJ Financial Group Inc
2.19%, 09/13/21	318	322
3.46%, 03/02/23	210	224
Mizuho Financial Group Inc
2.27%, 09/13/21	281	285
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	350	353
2.78%, 07/12/22	184	191
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	200	206
3.03%, 07/09/40	400	421
3.18%, 07/09/50	200	213
		3,447
South Korea 0.2%
The Export-Import Bank of Korea
0.75%, 09/21/25	1,618	1,617
2.63%, 05/26/26	1,050	1,150
		2,767
Australia 0.2%
BHP Billiton Finance (USA) Limited
2.88%, 02/24/22	251	258
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (g)	235	261
Macquarie Bank Limited
0.68%, (3 Month USD LIBOR + 0.45%), 08/06/21 (g) (h)	329	330
0.44%, 12/16/22 (g)	147	147
National Australia Bank Limited
1.11%, (3 Month USD LIBOR + 0.89%), 01/10/22 (g) (h)	339	342
Newcrest Finance Pty Limited
5.75%, 11/15/41 (g)	170	233
Telstra Corporation Limited
4.80%, 10/12/21 (g)	200	207
Westpac Banking Corporation
4.11%, 07/24/34 (n)	385	437
2.96%, 11/16/40 (n)	140	148
		2,363
Germany 0.2%
Bayer US Finance II LLC
4.88%, 06/25/48 (g)	200	258
BMW US Capital, LLC
2.00%, 04/11/21 (g)	367	368
Daimler Finance North America LLC
3.88%, 09/15/21 (g)	310	317
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (i) (k)	275	434
KfW
0.00%, 12/15/22, EUR (o)	70	87
3.20%, 09/11/26, AUD	880	774
		2,238
Italy 0.2%
Enel Finance International SA
6.00%, 10/07/39 (g)	226	318
Telecom Italia SpA
6.38%, 11/15/33	440	544
6.00%, 09/30/34	1,045	1,272
		2,134
Spain 0.1%
Banco Santander, S.A.
3.49%, 05/28/30 (n)	200	224
Telefonica Emisiones, S.A.U.
7.05%, 06/20/36	135	201
4.90%, 03/06/48	1,257	1,564
		1,989
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30	407	490
Temasek Financial (I) Limited
3.63%, 08/01/28 (f)	1,000	1,170
		1,660
Belgium 0.1%
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38	678	836
4.60%, 04/15/48	345	436
4.44%, 10/06/48	250	311
		1,583
Finland 0.1%
Nokia Oyj
6.63%, 05/15/39	999	1,280
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (f)	1,000	1,248
Switzerland 0.0%
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	349
Credit Suisse Holdings (USA), Inc.
1.00%, 05/05/23	267	271
		620

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Cayman Islands 0.0%
CK Hutchison International (16) Limited
1.88%, 10/03/21 (g)	320	323
Seagate HDD Cayman
4.09%, 06/01/29 (g)	226	242
4.13%, 01/15/31 (g)	50	53
		618
Liberia 0.0%
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (g)	399	465
New Zealand 0.0%
ANZ New Zealand (Int'l) Limited
2.88%, 01/25/22 (g)	250	257
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (g)	7	7
		264
Ireland 0.0%
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (i)	232	248
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (g)	200	203
Total Corporate Bonds And Notes (cost $355,130)		371,917
GOVERNMENT AND AGENCY OBLIGATIONS 8.4%
Japan 2.3%
Cabinet Office, Government of Japan
0.10%, 09/20/23 - 06/20/30, JPY	1,642,300	16,036
0.60%, 12/20/23 - 12/20/37, JPY	93,250	938
2.20%, 09/20/26 - 03/20/50, JPY	330,850	3,928
2.10%, 03/20/30, JPY	9,750	113
1.50%, 03/20/34, JPY	3,800	43
1.20%, 03/20/35, JPY	19,950	220
1.30%, 06/20/35, JPY	384,350	4,289
0.70%, 03/20/37, JPY	4,800	49
0.40%, 06/20/40 - 03/20/50, JPY	85,350	828
2.00%, 03/20/42, JPY	5,450	70
1.90%, 09/20/42, JPY	319,750	4,029
1.40%, 09/20/34 - 03/20/55, JPY	75,050	882
0.90%, 03/20/57, JPY	213,550	2,221
		33,646
United States of America 1.8%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K094, REMIC, 0.88%, 06/25/29 (h)	1,274	85
Interest Only, Series X3-K094, REMIC, 2.12%, 07/25/47 (h)	588	91
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.05%, (1 Month USD LIBOR + 5.90%), 04/25/23 (h)	276	290
Treasury, United States Department of
2.50%, 01/31/21 (b)	24,249	24,291
1.38%, 01/31/22	1,180	1,196
		25,953
Italy 1.2%
Segretariato Generale Della Presidenza Della Repubblica
1.35%, 04/15/22, EUR (f)	326	407
1.00%, 07/15/22, EUR (f)	278	347
0.05%, 01/15/23, EUR	924	1,139
0.65%, 10/15/23, EUR	500	628
1.85%, 05/15/24, EUR	92	120
0.35%, 02/01/25, EUR	1,478	1,844
1.85%, 07/01/25, EUR (f)	2,165	2,877
2.00%, 12/01/25, EUR (f)	21	28
0.50%, 02/01/26, EUR (f)	1,755	2,200
1.60%, 06/01/26, EUR (f)	1,747	2,318
0.95%, 09/15/27, EUR	22	28
1.35%, 04/01/30, EUR	1,705	2,255
2.45%, 09/01/33 - 09/01/50, EUR (f)	75	114
2.25%, 09/01/36, EUR (f)	1,334	1,939
4.00%, 02/01/37, EUR (f)	20	35
3.45%, 03/01/48, EUR (f)	18	32
3.85%, 09/01/49, EUR (f)	565	1,092
2.80%, 03/01/67, EUR (f)	101	165
		17,568
United Kingdom 0.7%
HM Treasury
0.75%, 07/22/23, GBP (f)	769	1,074
2.75%, 09/07/24, GBP (f)	1,265	1,910
0.63%, 06/07/25, GBP	56	79
1.50%, 07/22/26, GBP	1	1
1.25%, 07/22/27, GBP	370	546
4.75%, 12/07/38, GBP	595	1,394
4.25%, 12/07/46, GBP	825	2,063
1.75%, 01/22/49, GBP	883	1,516
1.75%, 07/22/57, GBP (f)	167	306
2.50%, 07/22/65, GBP (f)	745	1,739
3.50%, 07/22/68, GBP (f)	14	42
		10,670
Spain 0.6%
Estado Espanol
0.40%, 04/30/22, EUR	961	1,190
0.25%, 07/30/24, EUR	98	123
0.00%, 04/30/23 - 01/31/25, EUR	423	524
1.60%, 04/30/25, EUR (f)	980	1,305
1.95%, 04/30/26, EUR (f)	1,034	1,423
1.45%, 10/31/27, EUR (f)	15	20
1.40%, 07/30/28, EUR (f)	52	71
0.60%, 10/31/29, EUR	19	25
0.50%, 04/30/30, EUR (f)	905	1,158
1.25%, 10/31/30, EUR (f)	334	456
2.35%, 07/30/33, EUR	3	5
4.20%, 01/31/37, EUR (f)	486	944
4.70%, 07/30/41, EUR	344	752
2.70%, 10/31/48, EUR (f)	107	192
1.00%, 10/31/50, EUR	29	37
3.45%, 07/30/66, EUR	144	317
		8,542
France 0.6%
Republique Francaise Presidence
0.00%, 03/25/23, EUR (f)	1,680	2,085
2.25%, 05/25/24, EUR (f)	458	616
0.50%, 05/25/26, EUR (f)	1,518	1,969
0.75%, 05/25/28, EUR (f)	20	27
1.25%, 05/25/34, EUR (f)	1,139	1,657
4.75%, 04/25/35, EUR (f)	22	46
1.75%, 06/25/39 - 05/25/66, EUR (f)	260	480
3.25%, 05/25/45, EUR (f)	526	1,110
2.00%, 05/25/48, EUR (f)	9	16
0.75%, 05/25/52, EUR (f)	16	22
4.00%, 04/25/55, EUR	182	482
		8,510
Belgium 0.2%
Federale Overheidsdienst Kanselarij van de Eerste Minister
2.60%, 06/22/24, EUR (f)	13	18
1.00%, 06/22/26, EUR (f)	14	19
0.80%, 06/22/28, EUR (f)	681	916
0.10%, 06/22/30, EUR (f)	48	61
3.00%, 06/22/34, EUR (f)	325	568
1.90%, 06/22/38, EUR (f)	14	23
3.75%, 06/22/45, EUR (f)	219	492
1.60%, 06/22/47, EUR (g)	5	8
1.70%, 06/22/50, EUR	102	173
2.25%, 06/22/57, EUR	3	6
2.15%, 06/22/66, EUR (f)	70	144
		2,428
United Arab Emirates 0.2%
Abu Dhabi, Government of
0.75%, 09/02/23 (g)	601	602
The United Arab Emirates, Government of
2.50%, 10/11/22 (f)	1,655	1,713
		2,315

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Saudi Arabia 0.1%
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (f)	1,060	1,141
3.25%, 10/26/26 (f)	918	1,017
		2,158
Canada 0.1%
Canada, Government of
1.75%, 03/01/23, CAD	1,280	1,038
1.50%, 06/01/26, CAD	203	169
2.00%, 06/01/28, CAD	156	136
5.00%, 06/01/37, CAD	58	74
3.50%, 12/01/45, CAD	174	206
2.75%, 12/01/48 - 12/01/64, CAD	293	322
		1,945
Kuwait 0.1%
Kuwait, Government of
2.75%, 03/20/22 (f)	1,657	1,703
Australia 0.1%
Commonwealth of Australia
0.25%, 11/21/25, AUD (f)	930	714
3.75%, 04/21/37, AUD (f)	347	357
2.75%, 05/21/41, AUD (f)	120	109
3.00%, 03/21/47, AUD (f)	201	191
		1,371
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (f)	1,180	1,301
Peru 0.1%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	1,232	1,244
Netherlands 0.1%
Staat der Nederlanden
0.25%, 07/15/29, EUR	400	523
0.00%, 01/15/52, EUR	463	584
		1,107
Germany 0.1%
Bundesrepublik Deutschland
0.00%, 08/15/50, EUR (o)	753	968
Denmark 0.0%
Danmarks Nationalbank
3.00%, 11/15/21, DKK	30	5
1.50%, 11/15/23, DKK (f)	28	5
1.75%, 11/15/25, DKK (f)	18	3
0.50%, 11/15/27, DKK	45	8
0.50%, 11/15/29, DKK (f)	1,476	263
4.50%, 11/15/39, DKK (f)	1,026	322
		606
South Korea 0.0%
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (o)	490	605
Sweden 0.0%
OSMTH Of the Kingdom Of Sweden
3.50%, 06/01/22 - 03/30/39, SEK (f)	500	92
1.50%, 11/13/23, SEK (f)	35	4
2.50%, 05/12/25, SEK (f)	35	5
0.75%, 05/12/28, SEK (f)	1,895	246
2.25%, 06/01/32, SEK (f)	15	2
		349
Austria 0.0%
Republik Osterreich
0.85%, 06/30/20, EUR (f)	154	245
Total Government And Agency Obligations (cost $116,035)		123,234
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.6%
United States of America 0.6%
CarMax Auto Owner Trust 2018-2
Series 2018-A3-2, 2.98%, 01/17/23	67	68
CarMax Auto Owner Trust 2019-3
Series 2019-A2A-3, 2.21%, 12/15/22	117	118
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	419	338
Deephaven Residential Mortgage Trust
Series 2019-B2-4A, REMIC, 4.92%, 11/25/23 (h)	400	389
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23	495	509
Ford Credit Auto Owner Trust 2017-REV1
Series 2017-A-1, 2.62%, 02/15/22 (h)	371	380
Ford Credit Auto Owner Trust 2019-B
Series 2019-A3-B, REMIC, 2.23%, 10/15/23	400	406
Ford Credit Auto Owner Trust 2020-B
Series 2020-A2-B, 0.50%, 02/15/23	475	476
Ford Credit Auto Owner Trust 2020-C
Series 2020-A2-C, 0.25%, 09/15/23	252	252
FWDSecuritization Trust
Series 2019-M1-INV1, REMIC, 3.48%, 06/25/49 (h)	500	506
GM Financial Consumer Automobile Receivables Trust 2020-3
Series 2020-A2-3, 0.35%, 03/16/22	411	411
Honda Auto Receivables Owner Trust
Series 2018-A3-4, 3.16%, 01/18/22	305	310
Hyundai Auto Receivables Trust 2017-A
Series 2017-A4-A, 2.09%, 04/17/23	100	100
Hyundai Auto Receivables Trust 2018-B
Series 2018-A3-B, 3.20%, 12/15/22	283	286
Hyundai Auto Receivables Trust 2019-B
Series 2019-A2-B, 1.93%, 07/15/22	185	186
Hyundai Auto Receivables Trust 2020-C
Series 2020-A2-C, 0.26%, 06/15/22	374	374
New Residential Mortgage Loan Trust
Series 2019-B1-NQM4, REMIC, 3.74%, 10/25/24 (h)	400	407
PRPM, LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (k)	389	390
Starwood Mortgage Residential Trust
Series 2019-M1-1, REMIC, 3.76%, 06/25/49 (h)	486	497
Series 2020-B1-1, REMIC, 3.73%, 02/25/50 (h)	500	475
Toyota Auto Receivables 2020-A Owner Trust
Series 2020-A2-A, 1.67%, 09/15/21	320	322
Verus Securitization Trust
Series 2019-M1-INV2, REMIC, 3.50%, 07/25/59 (h)	500	510
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (k)	154	154
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,897)		7,864
PREFERRED STOCKS 0.5%
Switzerland 0.3%
Lindt & Spruengli AG	—	68
Roche Holding AG	12	4,355
Schindler Holding AG	—	75
		4,498
Germany 0.1%
Bayerische Motoren Werke AG	—	26
Henkel AG & Co. KGaA (n)	1	137
Porsche Automobil Holding SE (n)	1	72
Sartorius AG	—	98
Volkswagen AG (n)	8	1,545
		1,878
Brazil 0.1%
Itau Unibanco Holding S.A. (n)	176	1,071
Spain 0.0%
Grifols, S.A.	2	33
Italy 0.0%
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	4
Telecom Italia SpA	23	12
		16
Total Preferred Stocks (cost $6,924)		7,496

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF	1	86
Total Investment Companies (cost $85)		86
SENIOR FLOATING RATE INSTRUMENTS 0.0%
United States of America 0.0%
Foresight Energy, LLC
2017 1st Lien Term Loan, 0.00%, 03/16/22 (a) (d) (l)	85	6
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/17/24 (d) (h)	1	1
Total Senior Floating Rate Instruments (cost $81)		7
SHORT TERM INVESTMENTS 7.4%
Investment Companies 4.2%
JNL Government Money Market Fund, 0.02% (m) (p)	62,134	62,134
Treasury Securities 2.3%
Canada, Government of
0.32%, 03/04/21, CAD (q)	14,570	11,440
0.27%, 04/01/21, CAD (q)	14,561	11,431
0.31%, 04/29/21, CAD (q)	14,564	11,432
		34,303
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.07% (m) (p)	5,695	5,695
Commercial Paper 0.2%
Banco Del Estado De Chile
0.42%, 12/02/21 (q)	233	232
ENI Finance USA Inc.
0.59%, 10/18/21 (q)	250	249
First Abu Dhabi Bank PJSC
0.40%, 08/27/21 (q)	341	341
Glencore Funding LLC
0.60%, 03/19/21 (q)	300	300
Intercontinental Exchange, Inc.
0.42%, 09/23/21 (q)	300	299
National Grid PLC
0.30%, 01/15/21 (q)	339	339
NatWest Markets PLC
0.32%, 05/24/21 (q)	250	250
Suncor Energy Inc.
0.31%, 02/22/21 (q)	250	250
Transcanada Pipelines Ltd
0.31%, 01/14/21 (q)	250	250
Waste Management, Inc.
0.46%, 09/20/21 (q)	250	249
		2,759
Certificates of Deposit 0.2%
Barclays PLC
0.91%, 06/24/21 (p)	250	250
Kookmin Bank
0.45%, 12/20/21 (h) (p)	110	110
Shinhan Bank
0.41%, 07/19/21 (p)	340	340
0.59%, 08/23/21 (p)	58	58
Societe Generale
0.32%, 09/17/21 (p)	300	300
The Norinchukin Bank
0.04%, 12/01/21 (p)	204	204
The Shizuoka Bank, Ltd.
0.40%, 02/05/21 (p)	370	370
UBS AG Stamford Branch
0.46%, 12/02/22 (p)	237	239
Woori Bank
0.30%, 02/25/21 (p)	574	574
		2,445
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 03/11/21 (b) (q)	394	394
0.13%, 09/09/21 (q)	650	650
		1,044
Total Short Term Investments (cost $105,159)		108,380
Total Investments 99.8% (cost $1,315,581)		1,465,781
Total Securities Sold Short (0.7)% (proceeds $10,004)		(10,330)
Total Purchased Options 0.2% (cost $4,222)		3,295
Other Derivative Instruments (0.1)%		(1,557)
Other Assets and Liabilities, Net 0.8%		12,213
Total Net Assets 100.0%		1,469,402

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of December 31, 2020.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $114,144 and 7.8% of the Fund.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(l) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Convertible security.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(q) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.7%)
COMMON STOCKS (0.7%)
United States of America (0.7%)
Acacia Communications, Inc.	(25)	(1,815)
Beyond Meat, Inc.	(4)	(517)
Intel Corporation	(11)	(557)
National General Holdings Corp.	(42)	(1,436)
Navistar International Corporation	(7)	(300)
Pinnacle West Capital Corp.	(2)	(159)
Sirius XM Holdings Inc.	(257)	(1,638)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
The Kroger Co.	(12)	(390)
Tiffany & Co.	(11)	(1,473)
Varian Medical Systems, Inc.	(10)	(1,752)
Walgreens Boots Alliance, Inc.	(4)	(148)
Walmart Inc.	(1)	(145)
Total Common Stocks (proceeds $10,004)		(10,330)
Total Securities Sold Short (0.7%) (proceeds $10,004)		(10,330)

JNL/JPMorgan Global Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JPMorgan Emerging Markets Equity Fund	3,303	104	2,816	—	(327)	(264)	—	—
JPMorgan International Unconstrained Equity Fund	3,338	733	3,449	—	(367)	(255)	—	—
JPMorgan High Yield Fund	5,115	1,612	6,434	46	(296)	3	—	—
JPMorgan Managed Income Fund	1,124	1,027	2,135	10	(17)	1	—	—
JPMorgan Emerging Markets Strategic Debt Fund	1,024	12	887	12	(151)	2	—	—
Jackson National Life Global Funding	—	589	594	10	5	—	—	—
Jackson National Life Global Funding	—	1,243	882	9	2	4	367	—
	13,904	5,320	17,197	87	(1,151)	(509)	367	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/27/20	12,426	13,734	0.9
China Development Bank, 0.88%, 01/24/24	07/09/20	1,147	1,248	0.1
Commonwealth of Australia, 0.25%, 11/21/25	10/15/20	659	714	0.1
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	304	357	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	104	109	—
Commonwealth of Australia, 3.00%, 03/21/47	07/28/20	183	191	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	5	5	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	3	3	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	228	263	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	274	322	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,130	1,232	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,204	1,313	0.1
Estado Espanol, 1.60%, 04/30/25	08/26/20	1,249	1,305	0.1
Estado Espanol, 1.95%, 04/30/26	04/27/20	1,201	1,423	0.1
Estado Espanol, 1.45%, 10/31/27	03/26/20	18	20	—
Estado Espanol, 1.40%, 07/30/28	06/26/19	64	71	—
Estado Espanol, 0.50%, 04/30/30	04/27/20	947	1,158	0.1
Estado Espanol, 1.25%, 10/31/30	09/23/20	430	456	—
Estado Espanol, 4.20%, 01/31/37	04/27/20	754	944	0.1
Estado Espanol, 2.70%, 10/31/48	04/27/20	150	192	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	16	18	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	19	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	783	916	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.10%, 06/22/30	07/31/20	58	61	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	478	568	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	19	23	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	406	492	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	114	144	—
HM Treasury, 0.75%, 07/22/23	02/26/20	1,003	1,074	0.1
HM Treasury, 2.75%, 09/07/24	04/27/20	1,721	1,910	0.1
HM Treasury, 1.75%, 07/22/57	04/27/20	291	306	—
HM Treasury, 2.50%, 07/22/65	06/26/19	1,666	1,739	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	32	42	—
Kuwait, Government of, 2.75%, 03/20/22	06/25/20	1,697	1,703	0.1
Mapletree Commercial Trust Management Ltd.	04/27/20	22	24	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	5	—
OSMTH Of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	202	246	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	2	2	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	73	88	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company "Severstal"	04/27/20	786	1,070	0.1
Republik Osterreich, 0.85%, 06/30/20	06/25/20	193	245	—
Republique Francaise Presidence, 0.00%, 03/25/23	04/27/20	1,840	2,085	0.1
Republique Francaise Presidence, 2.25%, 05/25/24	04/27/20	541	616	0.1
Republique Francaise Presidence, 0.50%, 05/25/26	04/27/20	1,710	1,969	0.1
Republique Francaise Presidence, 0.75%, 05/25/28	11/03/20	26	27	—
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	1,400	1,657	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	06/26/19	41	46	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	16	19	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	915	1,110	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/26/19	13	16	—
Republique Francaise Presidence, 0.75%, 05/25/52	10/14/20	21	22	—
Republique Francaise Presidence, 1.75%, 05/25/66	04/27/20	389	461	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,127	1,141	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	986	1,017	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.35%, 04/15/22	04/27/20	356	407	—
Segretariato Generale Della Presidenza Della Repubblica, 1.00%, 07/15/22	07/31/19	311	347	—
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	08/05/20	2,736	2,877	0.2
Segretariato Generale Della Presidenza Della Repubblica, 2.00%, 12/01/25	06/26/19	24	28	—
Segretariato Generale Della Presidenza Della Repubblica, 0.50%, 02/01/26	11/16/20	2,144	2,200	0.2
Segretariato Generale Della Presidenza Della Repubblica, 1.60%, 06/01/26	04/27/20	1,913	2,318	0.2
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	18	22	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/27/20	1,488	1,939	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	35	—
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/28/19	24	32	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	770	1,092	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	09/30/20	82	92	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	113	165	—
TCS Group Holding PLC	12/07/20	658	666	0.1
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	1,175	1,170	0.1
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,274	1,301	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	1,700	1,713	0.1
TUI AG	04/27/20	12	19	—
X5 Retail Group N.V.	04/27/20	803	882	0.1
		56,724	63,254	4.3

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
AUD/USD Spot Rate	190	March 2021		14,235	35	394
Australia 10 Year Bond	14	March 2021	AUD	2,055	1	5
CAD/USD Spot Rate	457	March 2021		35,787	(9)	14
Canada 5 Year Bond	13	March 2021	CAD	1,657	1	3
EUR/USD Spot Rate	742	March 2021		112,396	(579)	1,185
Euro Bund	17	March 2021	EUR	3,016	—	5
Euro OAT	16	March 2021	EUR	2,672	—	17
GBP/USD Spot Rate	131	March 2021		10,911	34	272
JPY/USD Spot Rate	732	March 2021		87,648	(27)	1,007
Long Gilt	15	March 2021	GBP	2,019	5	18
MSCI EAFE Index	5	March 2021		522	(4)	11
Russell 2000 Index	330	March 2021		31,521	(28)	1,064
S&P 500 Index	330	March 2021		60,302	406	1,554
United States 10 Year Note	994	March 2021		137,143	109	106
United States 2 Year Note	2	April 2021		442	—	—
United States 5 Year Note	13	January 2021		1,634	1	2
United States 5 Year Note	7	April 2021		881	—	2
					(55)	5,659
Short Contracts
Canada 10 Year Bond	(3)	March 2021	CAD	(446)	(1)	(1)
Euro BOBL	(8)	March 2021	EUR	(1,080)	—	(1)
Euro Buxl 30 Year Bond	(40)	March 2021	EUR	(8,969)	—	(49)
Euro Schatz	(39)	March 2021	EUR	(4,380)	—	2
Italy Government BTP Bond	(1)	March 2021	EUR	(151)	—	(2)
Japan 10 Year Bond	(5)	March 2021	JPY	(76,029)	—	1
MSCI EAFE Index	(1)	March 2021		(105)	1	(2)
MSCI Emerging Markets Index	(719)	March 2021		(45,000)	75	(1,311)
United States 10 Year Note	(27)	March 2021		(3,729)	(3)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	(86)	March 2021	(13,493)	(20)	46
United States 2 Year Note	(17)	April 2021	(3,753)	—	(4)
United States 5 Year Note	(13)	January 2021	(1,635)	(1)	(1)
United States Long Bond	(327)	March 2021	(57,170)	(104)	538
United States Ultra Bond	(16)	March 2021	(3,408)	(21)	(9)
				(74)	(792)

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
iShares Russell 2000 ETF	Call	200.00	03/19/21	4,222	3,295

JNL/JPMorgan Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MLP	01/05/21	AUD	904	696	24
AUD/USD	SSB	01/05/21	AUD	371	286	6
AUD/GBP	SSB	01/29/21	GBP	(4,078)	(5,575)	(60)
DKK/USD	BNP	01/05/21	DKK	3,883	637	(3)
EUR/USD	SSB	01/05/21	EUR	285	348	2
EUR/USD	TDB	01/05/21	EUR	181	220	3
EUR/USD	MLP	02/03/21	EUR	158	193	—
GBP/USD	SSB	01/05/21	GBP	397	543	6
GBP/USD	SSB	01/29/21	GBP	577	789	13
GBP/USD	TDB	02/03/21	GBP	167	229	1
JPY/GBP	CIT	01/29/21	GBP	(484)	(662)	(5)
JPY/GBP	SSB	01/29/21	GBP	(3,201)	(4,376)	(116)
JPY/USD	CIT	01/05/21	JPY	137,887	1,335	14
JPY/USD	MLP	01/05/21	JPY	3,485,499	33,750	(68)
JPY/USD	TDB	01/05/21	JPY	24,357	236	2
SEK/USD	MLP	01/05/21	SEK	2,919	355	(2)
USD/AUD	SSB	01/05/21	AUD	(4,819)	(3,713)	(154)
USD/AUD	MLP	02/03/21	AUD	(3,545)	(2,732)	8
USD/CAD	BNP	01/05/21	CAD	(3,501)	(2,750)	(49)
USD/CAD	BNP	01/19/21	CAD	(43,548)	(34,197)	23
USD/CAD	MLP	02/03/21	CAD	(3,501)	(2,750)	(1)
USD/DKK	TDB	01/05/21	DKK	(3,883)	(637)	(11)
USD/DKK	BNP	02/03/21	DKK	(3,883)	(637)	3
USD/EUR	BCL	01/05/21	EUR	(36,552)	(44,632)	(777)
USD/EUR	MLP	01/05/21	EUR	(151)	(185)	(1)
USD/EUR	SSB	01/05/21	EUR	(147)	(179)	—
USD/EUR	GSC	02/03/21	EUR	(36,384)	(44,459)	189
USD/GBP	BCL	01/05/21	GBP	(126)	(173)	(4)
USD/GBP	MLP	01/05/21	GBP	(8,384)	(11,459)	(283)
USD/GBP	SSB	01/05/21	GBP	(315)	(430)	(11)
USD/GBP	BCL	02/03/21	GBP	(140)	(191)	(1)
USD/GBP	SSB	02/03/21	GBP	(8,428)	(11,523)	(17)
USD/JPY	BNP	01/05/21	JPY	(3,594,937)	(34,809)	(218)
USD/JPY	SSB	01/05/21	JPY	(52,807)	(511)	(1)
USD/JPY	SSB	01/29/21	JPY	(80,124)	(776)	—
USD/JPY	MLP	02/03/21	JPY	(3,485,499)	(33,762)	68
USD/SEK	SSB	01/05/21	SEK	(2,919)	(355)	(10)
USD/SEK	MLP	02/03/21	SEK	(2,919)	(355)	2
					(202,211)	(1,428)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Growth & Income Fund
COMMON STOCKS 98.6%
Financials 27.2%
American Express Company (a)	93	11,202
Bank of America Corporation	724	21,936
Berkshire Hathaway Inc. - Class B (a)	95	22,041
BlackRock, Inc.	38	27,781
Capital One Financial Corporation	75	7,443
Chubb Limited	72	11,124
Citigroup Inc.	393	24,213
Citizens Financial Group Inc.	140	4,993
Loews Corp.	101	4,571
M&T Bank Corporation	36	4,580
Marsh & McLennan Companies, Inc.	49	5,754
MetLife, Inc.	165	7,738
Morgan Stanley	295	20,239
Prudential Financial Inc.	59	4,603
S&P Global Inc.	23	7,436
T. Rowe Price Group, Inc.	95	14,430
The Charles Schwab Corporation	210	11,135
The Goldman Sachs Group, Inc.	51	13,340
The Hartford Financial Services Group, Inc.	222	10,857
The PNC Financial Services Group, Inc.	97	14,407
Truist Financial Corporation	380	18,196
U.S. Bancorp	177	8,255
Wayne Services Legacy Inc. (a) (b)	1	—
Wells Fargo & Company	747	22,540
		298,814
Health Care 14.5%
AbbVie Inc.	108	11,597
Amgen Inc.	25	5,770
Anthem, Inc.	16	5,293
Becton, Dickinson and Company	46	11,602
Biogen Inc. (a)	8	2,036
Bristol-Myers Squibb Company	340	21,061
Cigna Holding Company	63	13,136
Eli Lilly & Co.	68	11,504
Humana Inc.	10	4,244
Johnson & Johnson	129	20,341
Medtronic Public Limited Company	157	18,382
Merck & Co., Inc.	98	8,024
Pfizer Inc.	172	6,336
UnitedHealth Group Incorporated	48	16,843
Vertex Pharmaceuticals Incorporated (a)	12	2,751
		158,920
Industrials 14.3%
CSX Corp.	77	6,966
Dover Corporation	133	16,811
Eaton Corporation Public Limited Company	107	12,805
General Dynamics Corporation	72	10,706
Honeywell International Inc.	56	11,929
Kansas City Southern	72	14,705
Northrop Grumman Systems Corp.	33	9,940
Otis Worldwide Corporation	64	4,338
Parker-Hannifin Corporation	71	19,277
Raytheon BBN Technologies Corp.	200	14,301
Republic Services Inc.	91	8,735
Southwest Airlines Co. (a)	154	7,157
Stanley Black & Decker, Inc.	51	9,130
Trane Technologies Public Limited Company	68	9,909
		156,709
Information Technology 9.4%
Analog Devices, Inc.	140	20,759
Apple Inc. (a)	67	8,911
Fidelity National Information Services, Inc.	69	9,787
International Business Machines Corporation	63	7,911
Lam Research Corp.	9	4,086
Microsoft Corporation	87	19,409
NXP Semiconductors N.V.	72	11,483
Texas Instruments Incorporated	129	21,169
		103,515
Consumer Discretionary 8.3%
AutoZone, Inc. (a)	9	11,091
Las Vegas Sands Corp. (a)	118	7,060
Lowe`s Companies, Inc.	72	11,487
McDonald's Corporation	46	9,890
Newell Brands Inc.	216	4,581
NIKE, Inc. - Class B	98	13,873
The Home Depot, Inc.	64	16,945
TJX Cos. Inc.	214	14,608
TRU Kids Parent LLC (a) (b)	1	1,284
		90,819
Communication Services 7.3%
Alphabet Inc. - Class C (a)	12	21,406
Booking Holdings Inc. (a)	2	4,138
Comcast Corporation - Class A	413	21,668
Discovery, Inc. - Series A (a)	225	6,769
Expedia Group, Inc. (a)	42	5,504
Verizon Communications Inc.	178	10,467
Walt Disney Co.	55	9,893
		79,845
Consumer Staples 5.2%
Colgate-Palmolive Co.	153	13,056
Mondelez International, Inc. - Class A	178	10,394
PepsiCo, Inc.	44	6,534
Philip Morris International Inc.	193	15,995
Walmart Inc.	74	10,726
		56,705
Energy 4.0%
Chevron Corporation	150	12,701
ConocoPhillips	349	13,942
EOG Resources, Inc.	225	11,217
Phillips 66	35	2,430
Valero Energy Corporation	75	4,267
		44,557
Utilities 3.8%
CMS Energy Corp.	235	14,309
Entergy Corporation	47	4,653
NextEra Energy, Inc.	144	11,135
Public Service Enterprise Group Inc.	72	4,173
Xcel Energy Inc.	107	7,109
		41,379
Materials 3.5%
Air Products and Chemicals, Inc.	37	10,190
Axalta Coating Systems Ltd. (a)	496	14,164
Ball Corporation	50	4,692
Vulcan Materials Co.	61	9,118
		38,164
Real Estate 1.1%
AvalonBay Communities, Inc.	29	4,642
Ventas, Inc.	95	4,656
Vornado Realty Trust	81	3,030
		12,328
Total Common Stocks (cost $881,715)		1,081,755
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (c) (d) (e)	11,682	13
Tribune Media Company (a) (b) (c) (d)	67	—
Walter Energy Inc. (a) (b) (c) (d) (f)	1,503	—
Total Other Equity Interests (cost $0)		13
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.02% (g) (h)	14,155	14,155
Total Short Term Investments (cost $14,155)		14,155
Total Investments 99.9% (cost $895,870)		1,095,923
Other Assets and Liabilities, Net 0.1%		991
Total Net Assets 100.0%		1,096,914

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $13 and 0.0% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/JPMorgan Growth & Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.4%
Information Technology 28.3%
Accenture Public Limited Company - Class A	21	5,428
Advanced Micro Devices, Inc. (a)	29	2,691
Analog Devices, Inc. (b)	23	3,467
Apple Inc. (a) (b)	258	34,188
Applied Materials, Inc.	41	3,522
Booz Allen Hamilton Holding Corporation - Class A	8	740
Cisco Systems, Inc.	34	1,518
FleetCor Technologies Inc. (a)	1	360
Fortinet, Inc. (a)	2	325
Intel Corporation	23	1,163
International Business Machines Corporation (b)	15	1,838
Intuit Inc. (b)	10	3,720
Lam Research Corp. (b)	5	2,444
Leidos Holdings Inc. (b)	18	1,880
MasterCard Incorporated - Class A	23	8,164
Microchip Technology Incorporated	7	1,022
Micron Technology, Inc. (a)	11	819
Microsoft Corporation (b)	136	30,355
Motorola Solutions Inc.	1	256
NVIDIA Corporation	8	4,088
NXP Semiconductors N.V. (b)	15	2,428
Paypal Holdings, Inc. (a) (b)	29	6,780
Qorvo, Inc. (a)	9	1,469
Qualcomm Incorporated	5	837
Salesforce.Com, Inc. (a) (b)	20	4,516
Seagate Technology Public Limited Company	26	1,623
TE Connectivity Ltd.	10	1,166
Texas Instruments Incorporated	29	4,733
Visa Inc. - Class A (b)	20	4,407
Workday, Inc. - Class A (a)	5	1,120
		137,067
Health Care 13.3%
Abbott Laboratories	6	654
AbbVie Inc.	50	5,401
ABIOMED, Inc. (a)	1	222
Alexion Pharmaceuticals, Inc. (a) (b)	14	2,189
Amgen Inc.	2	364
Anthem, Inc. (b)	4	1,280
Baxter International Inc. (b)	25	2,045
Becton, Dickinson and Company	4	1,103
Biogen Inc. (a) (b)	4	1,021
Boston Scientific Corporation (a) (b)	54	1,940
Bristol-Myers Squibb Company (b)	74	4,564
Centene Corporation (a)	5	298
Cigna Holding Company (b)	13	2,740
DexCom Inc. (a)	1	533
Edwards Lifesciences Corporation (a)	6	513
Eli Lilly & Co. (b)	26	4,471
Illumina, Inc. (a) (b)	4	1,298
Intuitive Surgical, Inc. (a) (b)	1	843
Johnson & Johnson (b)	25	3,863
McKesson Corporation (b)	15	2,548
Medtronic Public Limited Company	37	4,284
Merck & Co., Inc. (b)	47	3,810
PerkinElmer Inc.	2	244
Pfizer Inc.	13	491
Regeneron Pharmaceuticals, Inc. (a) (b)	3	1,354
Thermo Fisher Scientific Inc. (b)	12	5,516
UnitedHealth Group Incorporated (b)	18	6,381
Vertex Pharmaceuticals Incorporated (a) (b)	7	1,693
Waters Corp. (a)	1	262
Zimmer Biomet Holdings, Inc. (b)	18	2,742
		64,667
Consumer Discretionary 12.4%
Amazon.com, Inc. (a) (b)	7	24,010
AutoZone, Inc. (a) (b)	2	2,378
Best Buy Co., Inc. (b)	23	2,270
Carter's Inc. (a)	11	1,079
Dollar Tree Inc. (a)	11	1,160
General Motors Company (a)	27	1,117
H & R Block, Inc.	6	96
Hilton Worldwide Holdings Inc. (a)	12	1,297
Lennar Corporation - Class A (b)	25	1,926
Lowe`s Companies, Inc.	29	4,603
Magna International Inc.	14	982
NIKE, Inc. - Class B (b)	25	3,510
Tesla Inc. (a)	11	7,596
The Home Depot, Inc. (b)	17	4,414
TJX Cos. Inc. (b)	33	2,237
Yum! Brands, Inc.	16	1,688
		60,363
Communication Services 11.5%
Alphabet Inc. - Class A (a) (b)	6	10,248
Alphabet Inc. - Class C (a)	5	8,208
Altice USA, Inc. - Class A (a)	16	608
Booking Holdings Inc. (a) (b)	1	2,341
Charter Communications, Inc. - Class A (a) (b)	6	3,705
Comcast Corporation - Class A	94	4,950
Discovery, Inc. - Series A (a) (b)	33	987
Discovery, Inc. - Series C (a)	38	994
Facebook, Inc. - Class A (a)	36	9,924
Lyft, Inc. - Class A (a)	13	633
Netflix, Inc. (a) (b)	10	5,645
T-Mobile USA, Inc. (a) (b)	26	3,545
Verizon Communications Inc. (b)	65	3,837
		55,625
Financials 10.5%
American International Group, Inc.	13	505
Bank of America Corporation (b)	75	2,282
Berkshire Hathaway Inc. - Class B (a) (b)	33	7,742
Capital One Financial Corporation (b)	24	2,340
Chubb Limited	11	1,680
Citigroup Inc. (b)	50	3,108
Intercontinental Exchange, Inc.	21	2,462
KeyCorp (b)	114	1,873
MarketAxess Holdings Inc.	1	668
Marsh & McLennan Companies, Inc.	5	631
MetLife, Inc.	5	229
Morgan Stanley (b)	65	4,475
MSCI Inc. - Class A	1	316
Progressive Corp. (b)	25	2,447
Regions Financial Corporation	88	1,419
S&P Global Inc. (b)	12	4,005
State Street Corporation	24	1,728
T. Rowe Price Group, Inc.	3	473
The Allstate Corporation (b)	23	2,583
The Goldman Sachs Group, Inc.	10	2,602
The Hartford Financial Services Group, Inc. (b)	16	789
Truist Financial Corporation	23	1,125
U.S. Bancorp	41	1,894
Voya Financial, Inc.	6	334
Wells Fargo & Company (b)	115	3,465
		51,175
Industrials 7.7%
Cintas Corp. (b)	2	570
CSX Corp. (b)	9	781
Cummins Inc. (b)	7	1,529
Deere & Company	9	2,477
Delta Air Lines, Inc. (b)	15	587
Eaton Corporation Public Limited Company (b)	24	2,853
FedEx Corporation	10	2,616
General Dynamics Corporation (b)	5	758
Honeywell International Inc.	22	4,707
Masco Corporation (b)	29	1,616
Norfolk Southern Corporation (b)	16	3,803
Northrop Grumman Systems Corp. (b)	5	1,673
Parker-Hannifin Corporation (b)	9	2,375
Raytheon BBN Technologies Corp.	34	2,457
Snap-On Inc.	4	760
Southwest Airlines Co. (a)	19	882
Stanley Black & Decker, Inc. (b)	14	2,493
Trane Technologies Public Limited Company	18	2,546
Union Pacific Corporation	7	1,377

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Verisk Analytics, Inc.	2	520
		37,380
Consumer Staples 6.3%
Altria Group, Inc. (b)	62	2,535
Constellation Brands, Inc. - Class A (b)	11	2,307
Costco Wholesale Corporation (b)	5	1,806
Estee Lauder Cos. Inc. - Class A	6	1,612
Kimberly-Clark Corporation (b)	16	2,145
Mondelez International, Inc. - Class A (b)	52	3,067
Philip Morris International Inc. (b)	40	3,342
Procter & Gamble Co. (a) (b)	43	5,931
Target Corporation	16	2,841
The Coca-Cola Company (b)	76	4,167
The Kroger Co.	21	682
		30,435
Utilities 2.8%
Ameren Corporation	17	1,315
CMS Energy Corp.	17	1,047
DTE Energy Company	9	1,098
Exelon Corporation	20	843
NextEra Energy, Inc.	65	4,985
Public Service Enterprise Group Inc.	20	1,178
Sempra Energy	14	1,758
Xcel Energy Inc. (b)	17	1,162
		13,386
Materials 2.6%
Air Products and Chemicals, Inc.	3	911
Avery Dennison Corporation	4	545
Celanese Corp. - Class A	5	698
Crown Holdings Inc. (a)	9	866
Dow Inc.	12	649
DuPont de Nemours, Inc.	19	1,344
Eastman Chemical Co. (b)	23	2,302
Linde Public Limited Company (b)	6	1,529
LyondellBasell Industries N.V. - Class A	8	706
Newmont Corporation	12	728
Packaging Corporation of America	3	418
PPG Industries, Inc.	7	975
Westrock Company, Inc.	21	918
		12,589
Energy 2.3%
Cabot Oil & Gas Corp.	7	119
Cheniere Energy, Inc. (a)	9	560
Chevron Corporation (b)	41	3,448
ConocoPhillips	20	781
Diamondback Energy, Inc.	13	638
EOG Resources, Inc. (b)	29	1,464
Kinder Morgan, Inc.	34	459
Phillips 66	19	1,309
Pioneer Natural Resources Co. (b)	17	1,890
The Williams Companies, Inc.	30	603
		11,271
Real Estate 1.7%
Camden Property Trust	11	1,090
Equinix, Inc. (b)	3	2,182
Equity Lifestyle Properties, Inc.	6	401
Mid-America Apartment Communities, Inc.	7	861
ProLogis Inc. (b)	23	2,277
Public Storage	1	338
Realty Income Corporation	3	202
Sun Communities Inc.	2	316
UDR, Inc.	5	173
Ventas, Inc.	12	587
		8,427
Total Common Stocks (cost $372,667)		482,385
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.02% (c) (d)	10,734	10,734
Total Short Term Investments (cost $10,734)		10,734
Total Investments 101.6% (cost $383,401)		493,119
Total Purchased Options 2.4% (cost $11,670)		11,666
Other Derivative Instruments (2.3)%		(11,059)
Other Assets and Liabilities, Net (1.7)%		(8,610)
Total Net Assets 100.0%		485,116

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	17	March 2021	3,166	190	20

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	3,550.00	03/31/21	1,302	11,666

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Call	3,895.00	03/31/21	1,302	(8,255)
S&P 500 Index	Put	3,000.00	03/31/21	1,302	(2,994)
					(11,249)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.1%
Information Technology 36.1%
Advanced Micro Devices, Inc. (a)	389	35,694
Amphenol Corporation - Class A	315	41,140
Booz Allen Hamilton Holding Corporation - Class A	495	43,137
Cadence Design Systems Inc. (a)	371	50,561
Coupa Software Incorporated (a)	92	31,263
Cree, Inc. (a)	131	13,873
CrowdStrike Holdings, Inc. - Class A (a)	271	57,340
DocuSign, Inc. (a)	180	39,903
Enphase Energy, Inc. (a)	354	62,169
Entegris, Inc.	450	43,235
Five9 Inc. (a)	186	32,473
Global Payments Inc.	203	43,628
HubSpot Inc. (a)	115	45,472
Keysight Technologies, Inc. (a)	308	40,737
Lam Research Corp.	75	35,326
Littelfuse Inc.	74	18,743
Microchip Technology Incorporated	307	42,441
MongoDB, Inc. - Class A (a)	105	37,699
Okta, Inc. - Class A (a)	166	42,233
RingCentral, Inc. - Class A (a)	149	56,467
Snowflake Inc. - Class A (a)	35	9,877
SolarEdge Technologies Ltd. (a)	144	46,017
Splunk Inc. (a)	247	42,014
Spotify Technology S.A. (a)	203	64,002
Square, Inc. - Class A (a)	105	22,939
Synopsys Inc. (a)	238	61,710
Teradyne Inc.	372	44,599
The Trade Desk, Inc. - Class A (a)	93	74,253
Twilio Inc. - Class A (a)	141	47,627
Xilinx, Inc.	287	40,674
Zebra Technologies Corp. - Class A (a)	135	52,000
Zscaler, Inc. (a)	176	35,229
		1,354,475
Health Care 20.0%
Acadia Healthcare Company, Inc. (a)	302	15,171
Agios Pharmaceuticals, Inc. (a)	330	14,295
Alnylam Pharmaceuticals, Inc. (a)	208	26,969
Amedisys, Inc. (a)	112	32,882
Catalent Inc. (a)	323	33,615
Centene Corporation (a)	383	23,004
Cigna Holding Company	149	31,019
Cooper Cos. Inc.	70	25,323
DexCom Inc. (a)	71	26,102
Exact Sciences Corporation (a)	345	45,683
Exelixis, Inc. (a)	1,113	22,342
Horizon Therapeutics Public Limited Company (a)	582	42,581
Insulet Corporation (a)	141	35,916
Intercept Pharmaceuticals, Inc. (a)	83	2,038
Ionis Pharmaceuticals Inc. (a)	222	12,569
Jazz Pharmaceuticals Public Limited Company (a)	163	26,920
Maravai LifeSciences Holdings, Inc. - Class A (a)	843	23,660
McKesson Corporation	286	49,689
Mettler-Toledo International Inc. (a)	36	41,370
Neurocrine Biosciences, Inc. (a)	196	18,806
ResMed Inc.	222	47,210
Royalty Pharma PLC - Class A	539	26,987
Sarepta Therapeutics, Inc. (a)	98	16,742
Seagen Inc. (a)	163	28,495
Teladoc Health, Inc. (a)	203	40,612
Veeva Systems Inc. - Class A (a)	151	41,083
		751,083
Industrials 14.8%
AMETEK, Inc.	272	32,896
Carlisle Cos. Inc.	150	23,458
Copart Inc. (a)	395	50,289
CoStar Group, Inc. (a)	38	35,307
Equifax Inc.	247	47,554
Fortune Brands Home & Security, Inc.	375	32,145
FTI Consulting Inc. (a)	177	19,797
Generac Holdings Inc. (a)	210	47,847
HEICO Corp. - Class A	223	26,056
IHS Markit Ltd.	452	40,621
Ingersoll Rand Inc. (a)	648	29,520
ITT Industries Holdings, Inc.	370	28,474
Old Dominion Freight Line Inc.	192	37,436
Stanley Black & Decker, Inc.	188	33,551
Trane Technologies Public Limited Company	285	41,414
Trex Company, Inc. (a)	350	29,344
		555,709
Consumer Discretionary 12.7%
Airbnb, Inc. - Class A (a)	101	14,899
Brunswick Corp.	233	17,787
Burlington Stores Inc. (a)	138	36,120
CarMax Inc. (a)	235	22,198
Chewy, Inc. - Class A (a) (b)	328	29,439
Chipotle Mexican Grill Inc. (a)	34	46,732
Garmin Ltd.	248	29,664
Helen of Troy Ltd (a)	154	34,195
Las Vegas Sands Corp. (a)	368	21,909
Lululemon Athletica Inc. (a)	92	32,123
National Vision Holdings, Inc. (a)	467	21,150
NVR, Inc. (a)	4	15,095
O'Reilly Automotive, Inc. (a)	141	63,677
Thor Industries Inc.	159	14,832
Tractor Supply Co.	303	42,596
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	111	31,817
		474,233
Communication Services 7.2%
Booking Holdings Inc. (a)	12	26,504
Lyft, Inc. - Class A (a)	472	23,194
Match Group Holdings II, LLC (a)	388	58,637
Pinterest, Inc. - Class A (a)	477	31,454
Roku Inc. - Class A (a)	161	53,422
Take-Two Interactive Software Inc. (a)	257	53,402
Zillow Group, Inc. - Class C (a)	184	23,870
		270,483
Financials 6.2%
Evercore Inc. - Class A	195	21,347
First Republic Bank	211	30,973
MarketAxess Holdings Inc.	59	33,606
MSCI Inc. - Class A	83	37,196
Progressive Corp.	222	21,961
S&P Global Inc.	52	16,962
SelectQuote, Inc. (a)	531	11,016
The Blackstone Group Inc. - Class A	322	20,888
The Charles Schwab Corporation	710	37,642
		231,591
Materials 1.5%
Ball Corporation	398	37,132
Freeport-McMoRan Inc. (a)	726	18,883
		56,015
Consumer Staples 0.6%
Constellation Brands, Inc. - Class A	98	21,554
Total Common Stocks (cost $2,437,958)		3,715,143
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.02% (c) (d)	36,583	36,583
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	11,338	11,338
Total Short Term Investments (cost $47,921)		47,921
Total Investments 100.4% (cost $2,485,879)		3,763,064
Other Assets and Liabilities, Net (0.4)%		(14,591)
Total Net Assets 100.0%		3,748,473

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 80.3%
Mortgage-Backed Securities 24.7%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	48	54
7.00%, 04/01/29 - 06/01/32	38	45
5.00%, 08/01/33 - 12/01/34	558	639
3.49%, (1 Year Treasury + 2.25%), 12/01/35 (a)	268	284
5.50%, 07/01/38	1,308	1,539
4.50%, 10/01/40	537	602
3.50%, 09/01/46 - 01/01/50	13,943	15,019
3.00%, 01/01/47 - 06/01/50	13,072	13,984
2.50%, 05/01/50 - 07/01/50	95,149	100,387
2.00%, 09/01/50	18,079	18,821
Federal National Mortgage Association, Inc.
3.18%, 09/01/25	4,955	5,193
3.03%, 12/01/25	20,350	22,427
2.94%, 01/01/26	22,606	24,897
3.10%, 01/01/26	7,500	8,320
7.00%, 05/01/26 - 01/01/30	10	11
3.26%, 12/01/26	1,862	2,093
3.11%, 03/01/27	2,860	3,202
3.33%, 03/01/27	2,408	2,709
3.00%, 06/01/27 (a)	4,981	5,550
3.13%, 11/01/29	2,142	2,431
8.00%, 11/01/29 - 03/01/31	25	30
1.53%, 12/30/30 (b)	3,000	3,062
TBA, 1.50%, 01/15/31 (b) (c)	15,000	15,094
7.50%, 02/01/31	3	3
3.96%, 06/01/33	10,901	13,610
2.52%, 09/01/34	7,040	7,754
2.41%, 10/01/34	10,650	11,595
1.78%, 05/01/35	15,000	15,330
5.00%, 09/01/35 - 11/01/40	8,561	9,876
6.50%, 03/01/26 - 03/01/36	111	133
5.50%, 02/01/35 - 10/01/36	1,663	1,937
6.00%, 02/01/31 - 12/01/36	2,869	3,411
2.04%, 06/01/37	5,469	5,569
3.00%, 03/01/43 - 02/01/50	7,886	8,393
3.50%, 06/01/42 - 10/01/49	35,535	38,906
4.00%, 02/01/25 - 03/01/48	24,500	27,148
2.00%, 10/01/50	14,951	15,564
2.50%, 04/01/50 - 10/01/50	96,013	101,398
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,242	8,975
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	540	632
2.50%, 09/15/49 - 01/20/50	20,110	21,925
3.00%, 04/15/50	24,321	25,495
		564,047
Collateralized Mortgage Obligations 19.4%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	11,333	12,083
Series PV-3860, REMIC, 5.00%, 05/15/22	1,751	1,801
Series VC-4050, REMIC, 4.00%, 07/15/23	2,986	3,043
Series ZA-2639, REMIC, 5.00%, 07/15/23	958	1,000
Series D-3542, REMIC, 4.50%, 06/15/24	3,249	3,415
Series BY-3104, REMIC, 5.50%, 01/15/26	1,312	1,410
Series VN-4445, REMIC, 4.00%, 05/15/26	1,104	1,179
Series KW-3874, REMIC, 4.50%, 06/15/26	2,972	3,164
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,648
Series GT-3270, REMIC, 5.50%, 01/15/27	2,119	2,281
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,716
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,440
Series DG-3737, REMIC, 5.00%, 10/15/30	851	899
Series PA-3981, REMIC, 3.00%, 04/15/31	3,425	3,566
Series AM-2525, REMIC, 4.50%, 04/15/32	118	131
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,778
Series MJ-2638, REMIC, 5.00%, 07/15/33	712	798
Series QD-2882, REMIC, 4.50%, 07/15/34	183	192
Series MU-2915, REMIC, 5.00%, 01/15/35	1,015	1,138
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,210	2,703
Series CB-3688, REMIC, 4.00%, 06/15/36	1,020	1,132
Series PB-3283, REMIC, 5.50%, 07/15/36	851	991
Series B-3413, REMIC, 5.50%, 04/15/37	203	229
Series PE-3341, REMIC, 6.00%, 07/15/37	569	675
Series HZ-4365, REMIC, 3.00%, 01/15/40	6,060	6,294
Series QH-3699, REMIC, 5.50%, 07/15/40	1,420	1,593
Series PB-4047, REMIC, 3.50%, 01/15/41	10,798	11,343
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,761
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,598
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	4,192
Series KR-4945, REMIC, 2.50%, 09/25/49	9,046	9,473
Series MD-4937, REMIC, 2.50%, 10/25/49	8,939	9,303
Series PA-4933, REMIC, 2.50%, 10/25/49	12,104	12,690
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	11,236	11,767
Federal National Mortgage Association, Inc.
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	—	—
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	463	483
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	5,465	5,573
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	18,336	18,858
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,826
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	3,060
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	101	105
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,733
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	3,679	4,030
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,318
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,209
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,743
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,910
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,629
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,494
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	201	229
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	15,870
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,647	1,896
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	566	537
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,357
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	264	276
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,635
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,926	2,169
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	110	120
Series 2010-SL-4, REMIC, 11.25%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	41
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,769	1,885
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,701
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,104	2,578
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	1,586	1,629
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	662	776
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	4,180
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	7,930	8,559
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,494	1,669
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	4,387	4,717
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	14,952
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	9,021	9,396
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	5,908	6,375
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	4,553	4,735
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	19,962	21,182
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	6,668	7,005
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	317	372
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	38,057	39,422
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	608	636
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	621	716
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	573	659
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	820	958
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,082	1,266
Interest Only, Series 2008-SA-40, REMIC, 6.25%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	1,212	240
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	1,295	1,326
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	2,211	2,510
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	16,334	19,241
Interest Only, Series 2011-SH-97, REMIC, 5.98%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	2,091	467
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	14,087
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,445

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	4,385
Series 2013-FA-H16, REMIC, 0.68%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	8,826	8,867
		443,463
U.S. Treasury Note 18.6%
Treasury, United States Department of
2.00%, 11/30/22	40,000	41,419
1.13%, 02/28/25 - 02/28/27	115,000	119,135
2.25%, 08/15/27	40,000	44,331
0.38%, 09/30/27	15,000	14,763
2.63%, 05/15/21 - 02/15/29	85,000	91,345
1.50%, 02/15/30	40,000	42,300
0.63%, 03/31/27 - 08/15/30	73,000	72,699
		425,992
U.S. Treasury Bond 7.3%
Treasury, United States Department of
0.00%, 08/15/21 (d)	25,000	24,982
5.38%, 02/15/31	23,000	32,987
3.75%, 11/15/43	7,000	10,067
3.00%, 05/15/45 - 02/15/48	37,500	48,783
2.25%, 08/15/49	5,000	5,719
2.00%, 02/15/50	40,000	43,431
		165,969
Commercial Mortgage-Backed Securities 4.9%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,899
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,971
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	7,487
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,730
Series A2-K069, REMIC, 3.19%, 09/25/27 (a)	4,000	4,585
Series A1-K087, REMIC, 3.59%, 10/25/27	3,661	4,094
Series APT2-Q013, REMIC, 1.29%, 05/25/50 (a)	6,741	6,775
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (a)	5,151	5,583
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	13,761	15,034
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (a)	2,753	3,092
Series 2019-A2-M1, REMIC, 3.56%, 09/25/28 (a)	4,000	4,690
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	9,745
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,992	10,274
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	16,169
		111,128
U.S. Government Agency Obligations 2.7%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (e)	7,500	9,270
Federal Home Loan Banks Office of Finance
5.75%, 06/12/26 (e)	5,000	6,401
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (d) (e)	4,000	3,731
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (d) (e)	20,660	18,435
Tennessee Valley Authority
0.75%, 05/15/25 (e)	4,500	4,565
Interest Only, 0.00%, 01/15/21 - 07/15/37 (d) (e)	20,487	18,780
		61,182
U.S. Treasury Inflation Indexed Securities 2.3%
Treasury, United States Department of
1.38%, 02/15/44 (f)	37,149	53,454
Sovereign 0.4%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (d)	10,000	9,959
Total Government And Agency Obligations (cost $1,744,892)		1,835,194
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.2%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.57%, (1 Month USD LIBOR + 0.21%), 07/20/46 (a) (g)	262	199
Series 2006-1A1A-OA17, REMIC, 0.35%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (g)	429	340
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,471	4,755
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, 1.36%, 09/17/25	7,389	7,455
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	5,354
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	2,206	2,207
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/07/30	5,546	5,382
Capital One Multi-Asset Execution Trust
Series 2019-A3-A3, 2.06%, 08/17/26	15,150	16,182
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,772	4,850
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	9,571
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.62%, 08/15/45 (a)	13,459	245
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	216	229
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,741
CWABS, Inc.
Series 2004-A-I, 0.45%, (1 Month USD LIBOR + 0.29%), 02/15/34 (a)	35	34
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	3,140	3,154
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	3,287
Exeter Automobile Receivables Trust 2020-2
Series 2020-A-2A, 1.13%, 08/15/23	2,431	2,438
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 08/19/37	6,485	6,556
FirstKey Homes 2020-SFR2 Trust
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,640	8,654
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	3,125	3,176
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,913
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	11,145
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.41%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (g)	655	41
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A2-2, 0.74%, 11/15/21	3,129	3,136
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.35%, 02/25/34 (a)	233	221
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.79%, 10/25/34 (a)	101	100
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,611	1,573
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, 1.29%, 10/19/27	12,990	13,109
SACO I Trust
Series 2006-A-6, REMIC, 0.41%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (g)	43	40
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.36%, (1 Month USD LIBOR + 0.21%), 08/25/36 (a) (g)	493	465
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,700	11,826
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	640	769
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,577

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,739
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21	3,629	3,643
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,337
Total Non-U.S. Government Agency Asset-Backed Securities (cost $160,520)		165,443
CORPORATE BONDS AND NOTES 6.5%
Financials 2.3%
Banco Santander, S.A.
2.75%, 05/28/25 (h)	2,600	2,779
Bank of America Corporation
3.55%, 03/05/24	5,000	5,336
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	914
Morgan Stanley
2.70%, 01/22/31	4,300	4,678
New York Life Global Funding
2.00%, 04/13/21 (i)	1,639	1,647
Protective Life Global Funding
1.17%, 07/15/25 (j)	7,790	7,893
State Street Corporation
3.15%, 03/30/31	2,000	2,280
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	888
2.91%, 06/05/23	1,350	1,398
Truist Financial Corporation
1.20%, 08/05/25 (k)	5,000	5,132
U.S. Bancorp
1.38%, 07/22/30	10,000	10,017
Wells Fargo & Company
2.16%, 02/11/26	8,200	8,621
		51,583
Consumer Staples 1.3%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	3,033
Cargill, Incorporated
2.13%, 04/23/30 (i)	2,480	2,609
Costco Wholesale Corporation
1.60%, 04/20/30	4,750	4,869
Kimberly-Clark Corporation
2.40%, 03/01/22	700	717
Mondelez International, Inc.
1.50%, 05/04/25	4,400	4,550
PepsiCo, Inc.
3.00%, 08/25/21	782	796
1.63%, 05/01/30	3,380	3,467
The Coca-Cola Company
1.65%, 06/01/30	10,000	10,249
		30,290
Communication Services 1.0%
AT&T Inc.
1.65%, 02/01/28	7,515	7,668
The Walt Disney Company
2.00%, 09/01/29	3,900	4,074
T-Mobile USA, Inc.
3.88%, 04/15/30 (i)	10,000	11,568
		23,310
Health Care 0.7%
AbbVie Inc.
3.45%, 03/15/22	991	1,022
3.20%, 11/21/29	5,000	5,626
MultiCare Health System
2.80%, 08/15/50	1,250	1,292
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	5,110
Zoetis Inc.
2.00%, 05/15/30	2,200	2,276
		15,326
Utilities 0.6%
Berkshire Hathaway Energy Company
3.70%, 07/15/30 (i)	10,000	11,813
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,215
Virginia Electric and Power Company
2.95%, 01/15/22 (k)	870	888
		13,916
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,799
Healthpeak Properties, Inc.
3.40%, 02/01/25	1,515	1,666
		4,465
Industrials 0.2%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	590
Lockheed Martin Corporation
3.35%, 09/15/21	547	558
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (i)	2,898	2,974
		4,122
Energy 0.1%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,147
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,154
Phillips 66
4.30%, 04/01/22	912	956
		3,257
Information Technology 0.1%
MasterCard Incorporated
3.35%, 03/26/30	1,250	1,458
Total Corporate Bonds And Notes (cost $139,614)		147,727
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.2%
JNL Government Money Market Fund, 0.02% (l) (m)	141,606	141,606
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.07% (l) (m)	1,680	1,680
Total Short Term Investments (cost $143,286)		143,286
Total Investments 100.3% (cost $2,188,312)		2,291,650
Other Assets and Liabilities, Net (0.3)%		(7,156)
Total Net Assets 100.0%		2,284,494

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $15,094.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Security is a step-up bond where the coupon may increase or step up at a future

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $30,611 and 1.3% of the Fund.

(j) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k) All or a portion of the security was on loan as of December 31, 2020.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Protective Life Global Funding, 1.17%, 07/15/25	07/08/20	7,790	7,893	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 95.2%
United Kingdom 19.2%
AON Public Limited Company - Class A	56	11,822
Blue Prism Group PLC (a)	112	2,633
Coca-Cola European Partners PLC	220	10,732
Compass Group PLC (a)	230	4,273
Dechra Pharmaceuticals PLC	76	3,611
Informa Switzerland Limited (a)	1,160	8,728
InterContinental Hotels Group PLC (a)	75	4,808
ITV Plc (a)	1,775	2,614
Linde Public Limited Company	18	4,607
Relx PLC	409	10,008
Rio Tinto PLC	167	12,528
Tesco PLC	2,692	8,529
		84,893
Japan 13.9%
Daikin Industries Ltd.	21	4,739
Digital Garage Inc.	118	4,844
Fanuc Ltd.	25	6,217
Kaleidoscape, Y.K.	38	2,279
Makita Corp.	208	10,424
NEXON Co.,Ltd.	258	7,935
Nintendo Co. Ltd.	20	12,696
Suzuki Motor Corp.	140	6,474
Yamaha Corp.	99	5,830
		61,438
France 11.1%
Alstom (a)	108	6,137
Engie (a)	642	9,850
Eurazeo SA (a)	50	3,435
Pernod-Ricard SA	42	8,095
Sanofi SA	127	12,239
Vivendi SA	284	9,145
		48,901
Canada 8.0%
CAE Inc. (a)	437	12,114
Cogeco Communications	42	3,258
National Bank of Canada	147	8,249
Suncor Energy Inc.	265	4,438
Toromont Industries Ltd.	105	7,348
		35,407
Ireland 7.4%
Accenture Public Limited Company - Class A	29	7,504
CRH Plc	185	7,717
Medtronic Public Limited Company	90	10,528
Ryanair Holdings Plc - ADR (a)	65	7,153
		32,902
Hong Kong 6.9%
AIA Group Limited	1,192	14,679
ESR Cayman Limited (a)	1,780	6,395
Sands China Ltd.	1,011	4,465
Techtronic Industries Company Limited	339	4,854
		30,393
Germany 6.1%
Beiersdorf AG	47	5,487
Hensoldt AG (a)	247	4,236
Infineon Technologies AG - Class N	130	5,039
Knorr - Bremse Aktiengesellschaft	31	4,305
Vonovia SE	106	7,771
		26,838
Spain 5.6%
Bankinter SA	886	4,796
Industria de Diseno Textil, S.A.	279	8,898
Siemens Gamesa Renewable Energy, S.A.	270	10,951
		24,645
Switzerland 4.0%
ABB Ltd. - Class N	364	10,305
Julius Bar Gruppe AG - Class N	125	7,181
		17,486
Italy 3.2%
Enel SpA	1,036	10,501
Technogym S.p.A. (a)	312	3,538
		14,039
Denmark 3.1%
Carlsberg A/S - Class B	49	7,809
Genmab A/S (a)	15	6,046
		13,855
Sweden 2.0%
Hexagon Aktiebolag - Class B	50	4,611
Nordnet AB (a)	260	4,090
		8,701
Finland 1.9%
Sampo Oyj - Class A	195	8,229
Israel 1.8%
Bank Leumi Le-Israel BM	375	2,214
Israel Discount Bank Ltd.	1,480	5,711
		7,925
Portugal 1.0%
Energias de Portugal SA	738	4,648
Total Common Stocks (cost $342,229)		420,300
PREFERRED STOCKS 2.8%
Germany 2.8%
Volkswagen AG (b)	67	12,439
Total Preferred Stocks (cost $11,271)		12,439
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.02% (c) (d)	2,863	2,863
Total Short Term Investments (cost $2,863)		2,863
Total Investments 98.7% (cost $356,363)		435,602
Other Assets and Liabilities, Net 1.3%		5,859
Total Net Assets 100.0%		441,461

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 95.1%
United States of America 51.6%
Alphabet Inc. - Class A (a)	22	38,122
Amazon.com, Inc. (a)	20	65,253
Autodesk, Inc. (a)	57	17,334
Colgate-Palmolive Co.	151	12,948
Deere & Company	139	37,489
Expeditors International of Washington Inc.	126	11,991
Facebook, Inc. - Class A (a)	163	44,416
Microsoft Corporation	140	31,122
Oracle Corporation	523	33,853
Qualcomm Incorporated	147	22,320
Salesforce.Com, Inc. (a)	128	28,532
Schlumberger Ltd.	387	8,459
SEI Investments Co.	159	9,164
The Boeing Company (a)	189	40,461
Under Armour Inc. - Class A (a)	827	14,196
Visa Inc. - Class A	173	37,925
Yum China Holdings, Inc.	471	26,877
Yum! Brands, Inc.	65	7,032
		487,494
China 12.0%
Alibaba Group Holding Limited - ADR (a)	173	40,214
Baidu, Inc. - Class A - ADR (a)	112	24,198
Tencent Holdings Limited	435	31,616
Trip.com Group Limited - ADR (a)	500	16,876
		112,904
Argentina 7.7%
MercadoLibre S.R.L (a)	44	73,021
Switzerland 6.5%
Nestle SA - Class N	135	15,931
Novartis AG - Class N	479	45,328
		61,259
Netherlands 6.2%
Adyen B.V. (a)	17	39,893
Core Laboratories N.V.	29	758
NXP Semiconductors N.V.	114	18,121
		58,772
United Kingdom 4.7%
Experian PLC	572	21,732
Reckitt Benckiser Group PLC	95	8,475
Unilever PLC	240	14,519
		44,726
Japan 2.5%
Fanuc Ltd.	94	23,191
Brazil 1.8%
American Beverage Co Ambev - ADR	5,660	17,319
Denmark 0.9%
Novo Nordisk A/S - Class B	124	8,601
France 0.8%
Sodexo SA (a)	90	7,612
Hong Kong 0.4%
Budweiser Brewing Company APAC Limited	1,226	4,061
Total Common Stocks (cost $650,558)		898,960
PREFERRED STOCKS 3.4%
Switzerland 3.4%
Roche Holding AG	93	32,531
Total Preferred Stocks (cost $27,415)		32,531
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund, 0.02% (b) (c)	13,027	13,027
Total Short Term Investments (cost $13,027)		13,027
Total Investments 99.9% (cost $691,000)		944,518
Other Assets and Liabilities, Net 0.1%		1,041
Total Net Assets 100.0%		945,559

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 55.9%
Financials 18.3%
Acrisure, LLC
8.13%, 02/15/24 (a)	55	58
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	300	318
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	600	660
4.26%, 04/10/25 (a)	200	218
Ally Financial Inc.
5.13%, 09/30/24	1,050	1,210
5.75%, 11/20/25	390	454
American Express Company
0.88%, (3 Month USD LIBOR + 0.65%), 02/27/23 (b)	30	30
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (c)	250	276
4.40%, 05/19/26 (a) (c)	200	230
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	750	766
4.25%, 04/15/26 (a)	119	129
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	500	562
Banco de Credito del Peru
2.70%, 01/11/25 (a)	72	75
Bank of America Corporation
4.20%, 08/26/24	700	785
0.81%, 10/24/24	306	309
3.95%, 04/21/25	250	281
0.98%, 09/25/25	221	224
3.09%, 10/01/25	76	82
2.46%, 10/22/25	350	373
3.37%, 01/23/26	524	576
2.02%, 02/13/26	167	175
1.32%, 06/19/26	369	378
1.20%, 10/24/26	916	932
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	200	219
BankUnited, Inc.
4.88%, 11/17/25	388	448
Barclays PLC
10.18%, 06/12/21 (a)	208	217
Bayer US Finance II LLC
0.88%, (3 Month USD LIBOR + 0.63%), 06/25/21 (a) (b)	300	301
3.50%, 06/25/21 (a)	400	405
3.88%, 12/15/23 (a)	500	545
4.25%, 12/15/25 (a)	1,100	1,258
Bayer US Finance LLC
3.38%, 10/08/24 (a)	250	273
BBVA Bancomer, S.A.
6.50%, 03/10/21 (a)	150	151
6.75%, 09/30/22 (a)	350	378
4.38%, 04/10/24 (a)	300	327
BBVA USA
2.50%, 08/27/24	250	265
Canadian Imperial Bank of Commerce
0.95%, 06/23/23 (c)	148	150
Capital One Financial Corporation
2.60%, 05/11/23	91	95
CIT Group Inc.
4.13%, 03/09/21	500	501
5.00%, 08/01/23	425	464
4.75%, 02/16/24	481	525
3.93%, 06/19/24	50	53
Citigroup Inc.
0.91%, (3 Month USD LIBOR + 0.69%), 10/27/22 (b)	490	494
3.14%, 01/24/23	151	155
1.68%, 05/15/24	86	89
4.04%, 06/01/24	290	315
3.88%, 03/26/25	60	67
4.40%, 06/10/25	1,147	1,309
3.70%, 01/12/26	550	625
3.11%, 04/08/26	1,080	1,182
Citizens Bank, National Association
1.04%, (3 Month USD LIBOR + 0.81%), 05/26/22 (b)	260	262
CNH Industrial Capital LLC
4.88%, 04/01/21	123	124
CNO Financial Group, Inc.
5.25%, 05/30/25	250	290
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)	250	288
Credit Suisse Group AG
2.19%, 06/05/26 (a)	500	522
Daimler Finance North America LLC
3.88%, 09/15/21 (a)	431	441
1.12%, (3 Month USD LIBOR + 0.90%), 02/15/22 (a) (b)	350	353
Danske Bank A/S
3.00%, 09/20/22 (a)	550	559
5.00%, 01/12/23 (a)	200	208
1.17%, 12/08/23 (a)	218	219
5.38%, 01/12/24 (a)	200	226
3.24%, 12/20/25 (a)	600	642
1.62%, 09/11/26 (a)	219	220
Diamond Finance International Limited
5.88%, 06/15/21 (a)	4	4
5.45%, 06/15/23 (a) (d)	1,825	2,016
Discover Bank
3.35%, 02/06/23	300	317
Emera US Holdings Inc.
2.70%, 06/15/21	500	504
Enel Finance International N.V.
2.75%, 04/06/23 (a)	818	856
4.25%, 09/14/23 (a)	971	1,062
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (a)	360	419
Ford Motor Credit Company LLC
5.09%, 01/07/21	210	210
5.88%, 08/02/21	325	332
3.81%, 10/12/21	400	404
1.30%, (3 Month USD LIBOR + 1.08%), 08/03/22 (b)	525	507
4.25%, 09/20/22	200	206
5.58%, 03/18/24	1,550	1,677
5.13%, 06/16/25	485	527
General Motors Financial Company, Inc.
3.20%, 07/06/21	250	253
5.10%, 01/17/24	750	836
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,000	1,080
4.63%, 04/29/24 (a)	250	279
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (a) (e) (f)	215	192
HSBC Holdings PLC
4.25%, 03/14/24	300	331
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (d)	310	323
3.13%, 07/26/24 (a) (d)	600	645
ING Groep N.V.
1.40%, (3 Month USD LIBOR + 1.15%), 03/29/22 (b)	250	253
Intercontinental Exchange, Inc.
0.70%, 06/15/23	76	77
Itau Unibanco Holding S.A.
2.90%, 01/24/23 (a)	200	205
Jefferies Financial Group Inc.
5.50%, 10/18/23	250	274
JPMorgan Chase & Co.
3.88%, 09/10/24	1,000	1,118
2.01%, 03/13/26	300	315
Ladder Capital Finance Holdings LLLP
5.25%, 03/15/22 (a)	310	312
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	200	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Macquarie Bank Limited
4.88%, 06/10/25 (a) (c)	400	452
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	262
Morgan Stanley
4.10%, 05/22/23	540	585
5.00%, 11/24/25	300	358
Muthoot Finance Limited
4.40%, 09/02/23 (a)	200	204
NatWest Markets N.V.
4.75%, 07/28/25 (a) (c)	208	240
NatWest Markets PLC
6.13%, 12/15/22	447	491
Navient Corporation
6.63%, 07/26/21	150	154
5.88%, 10/25/24	224	238
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	100	109
Nielsen Finance LLC
5.00%, 04/15/22 (a)	376	377
Nordea Bank AB
4.88%, 05/13/21 (a)	325	330
4.25%, 09/21/22 (a)	200	212
3.75%, 08/30/23 (a)	400	433
Pacific Life Global Funding
1.20%, 06/24/25 (a)	40	41
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.33%, 05/28/25 (a)	225	255
Protective Life Global Funding
1.08%, 06/09/23 (a)	150	153
Santander UK Group Holdings PLC
3.37%, 01/05/24 (c)	200	210
SLM Corporation
7.25%, 01/25/22	48	50
5.50%, 01/25/23	183	192
Springleaf Finance Corporation
7.75%, 10/01/21	569	599
6.13%, 05/15/22	12	13
Standard Chartered PLC
4.25%, 01/20/23 (a)	200	207
1.32%, 10/14/23 (a)	200	202
SunTrust Banks, Inc.
0.81%, (3 Month USD LIBOR + 0.59%), 05/17/22 (b)	325	327
Swedbank AB
1.30%, 06/02/23 (a)	200	204
The Goldman Sachs Group, Inc.
0.96%, (3 Month USD LIBOR + 0.75%), 02/23/23 (b)	82	83
1.28%, (3 Month USD LIBOR + 1.05%), 06/05/23 (b)	327	332
1.21%, (3 Month USD LIBOR + 1.00%), 07/24/23 (b)	180	183
1.82%, (3 Month USD LIBOR + 1.60%), 11/29/23 (b)	423	437
3.50%, 01/23/25 - 04/01/25	759	842
3.27%, 09/29/25	500	548
1.09%, 12/09/26	208	210
Toyota Motor Credit Corporation
1.35%, 08/25/23	127	130
Trinity Acquisition PLC
3.50%, 09/15/21	750	763
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	202
5.25%, 02/05/25 (a)	200	197
UBS AG
7.63%, 08/17/22	1,347	1,489
5.13%, 05/15/24 (g)	700	770
UBS Group AG
1.01%, 07/30/24 (a) (c)	700	706
UBS Group Funding (Switzerland) AG
1.43%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (b)	250	255
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (a) (c)	270	278
4.25%, 11/13/23 (a) (c)	250	275
Wells Fargo & Company
2.41%, 10/30/25	303	320
2.16%, 02/11/26	2,363	2,484
2.19%, 04/30/26	1,065	1,121
Woodside Finance Limited
4.60%, 05/10/21 (a)	1,250	1,255
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	200	206
4.75%, 04/29/25 (a)	450	485
		60,471
Energy 7.9%
BP Capital Markets Plc
3.99%, 09/26/23	458	501
Cenovus Energy Inc.
3.00%, 08/15/22	325	330
3.80%, 09/15/23	275	286
5.38%, 07/15/25	38	43
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	841	981
5.88%, 03/31/25	992	1,154
Cimarex Energy Co.
4.38%, 06/01/24	175	191
Continental Resources, Inc.
5.00%, 09/15/22	1,656	1,660
3.80%, 06/01/24	450	464
Diamondback Energy, Inc.
2.88%, 12/01/24	636	667
4.75%, 05/31/25	54	61
5.38%, 05/31/25	800	827
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	300	312
Greenko Mauritius
6.25%, 02/21/23 (a)	200	207
Helmerich & Payne, Inc.
4.65%, 03/15/25	435	486
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	744	740
Jagged Peak Energy LLC
5.88%, 05/01/26	288	298
Korea National Oil Corporation
2.88%, 03/27/22 (a)	300	309
Laredo Petroleum, Inc.
9.50%, 01/15/25	266	232
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	144	146
Matador Resources Company
5.88%, 09/15/26	500	490
MEG Energy Corp.
6.50%, 01/15/25 (a)	400	412
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	205	208
MPLX LP
1.33%, (3 Month USD LIBOR + 1.10%), 09/09/22 (b)	555	555
5.25%, 01/15/25	1,274	1,308
Murphy Oil Corporation
6.88%, 08/15/24	100	102
NGPL PipeCo LLC
4.38%, 08/15/22 (a)	200	208
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	500	579
Occidental Petroleum Corporation
1.67%, (3 Month USD LIBOR + 1.45%), 08/15/22 (b)	502	489
6.95%, 07/01/24	300	326
Oceaneering International, Inc.
4.65%, 11/15/24	250	227
Parsley Energy, LLC
5.38%, 01/15/25 (a)	300	308
Petro-Canada
9.25%, 10/15/21	1,000	1,064
Petroleos Mexicanos
5.50%, 01/21/21	613	614
6.38%, 02/04/21	200	201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
5.38%, 03/13/22	150	155
4.63%, 09/21/23	400	416
Phillips 66
0.83%, (3 Month USD LIBOR + 0.60%), 02/26/21 (b)	820	820
Reliance Industries Limited
5.40%, 02/14/22 (a)	1,000	1,048
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	200	219
5.75%, 05/15/24	1,700	1,942
Seven Generations Energy Ltd.
6.75%, 05/01/23 (a)	398	402
5.38%, 09/30/25 (a)	268	275
Southern Natural Gas Company, L.L.C.
4.40%, 06/15/21	263	265
Suncor Energy Inc.
3.10%, 05/15/25	250	273
Suncor Energy Ventures Holding Corporation
4.50%, 04/01/22 (a)	225	232
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	750	755
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	200	208
The Williams Companies, Inc.
4.55%, 06/24/24	250	280
Valero Energy Corporation
2.70%, 04/15/23	500	522
1.20%, 03/15/24	116	116
3.65%, 03/15/25	33	36
2.85%, 04/15/25	313	334
Viper Energy Partners LP
5.38%, 11/01/27 (a)	466	487
Western Midstream Operating, LP
1.07%, (3 Month USD LIBOR + 0.85%), 01/13/23 (b) (d)	306	299
WPX Energy, Inc.
5.25%, 09/15/24	47	51
5.75%, 06/01/26	99	104
		26,225
Consumer Discretionary 6.1%
Argos Holdings Inc.
7.13%, 03/15/23 (a)	374	374
BMW US Capital, LLC
3.90%, 04/09/25 (a)	433	487
BorgWarner Inc.
5.00%, 10/01/25 (a)	247	290
Carnival Corporation
11.50%, 04/01/23 (a)	1,034	1,195
Century Communities, Inc.
5.88%, 07/15/25	421	439
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	25	26
D.R. Horton, Inc.
2.60%, 10/15/25	358	386
Daimler Finance North America LLC
2.88%, 03/10/21 (a)	500	502
0.89%, (3 Month USD LIBOR + 0.67%), 11/05/21 (a) (b)	625	628
3.65%, 02/22/24 (a)	1,250	1,362
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	168	179
Ford Motor Company
8.50%, 04/21/23	175	197
General Motors Company
5.40%, 10/02/23	23	26
6.13%, 10/01/25	22	27
General Motors Financial Company, Inc.
3.15%, 06/30/22	825	854
5.20%, 03/20/23	46	50
2.75%, 06/20/25	666	711
Hasbro, Inc.
3.00%, 11/19/24 (d)	441	478
Hyundai Capital America
1.04%, (3 Month USD LIBOR + 0.82%), 03/12/21 (a) (b)	350	350
1.25%, 09/18/23 (a)	790	798
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (f)	750	778
Las Vegas Sands Corp.
3.20%, 08/08/24	370	392
2.90%, 06/25/25	1,100	1,149
Laureate Education, Inc.
8.25%, 05/01/25 (a)	150	159
Lennar Corporation
4.75%, 11/15/22 (e)	166	176
4.88%, 12/15/23	300	332
4.50%, 04/30/24	403	447
4.75%, 05/30/25	823	937
M/I Homes Inc.
5.63%, 08/01/25	256	266
Mattel, Inc.
3.15%, 03/15/23	600	608
6.75%, 12/31/25 (a)	175	185
Meituan
2.13%, 10/28/25 (a)	200	203
MGM Resorts International
6.00%, 03/15/23	35	38
6.75%, 05/01/25	81	88
Newell Brands Inc.
4.35%, 04/01/23 (d) (e)	279	293
4.88%, 06/01/25	19	21
PetSmart Inc.
8.88%, 06/01/25 (a)	93	96
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	119	139
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	300	329
Tapestry, Inc.
3.00%, 07/15/22 (d)	1,279	1,303
Tesla Inc.
5.30%, 08/15/25 (a)	720	750
The William Carter Company
5.50%, 05/15/25 (a)	321	341
TopBuild Corp.
5.63%, 05/01/26 (a)	273	283
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	206
3.35%, 05/13/25 (a)	500	550
Wyndham Destinations, Inc.
6.60%, 10/01/25 (d) (e)	28	32
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (a)	453	468
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	44	45
5.50%, 03/01/25 (a)	88	91
		20,064
Industrials 4.6%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (a)	200	204
Air Lease Corporation
0.90%, (3 Month USD LIBOR + 0.67%), 06/03/21 (b)	1,434	1,432
Aircastle Limited
4.40%, 09/25/23	200	213
American Woodmark Corporation
4.88%, 03/15/26 (a)	286	292
BAE Systems PLC
4.75%, 10/11/21 (a)	500	516
Bombardier Inc.
8.75%, 12/01/21 (a)	12	12
Carrier Global Corporation
2.24%, 02/15/25	565	598
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (a)	200	206
CNH Industrial N.V.
4.50%, 08/15/23	250	273
Howmet Aerospace Inc.
5.13%, 10/01/24	130	143
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	668	743

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Hutchison Whampoa Finance (CI) Limited
3.63%, 10/31/24 (a)	400	439
IHS Markit Ltd.
4.13%, 08/01/23	244	266
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	38	39
Navistar International Corporation
6.63%, 11/01/25 (a)	400	419
Omega Engineering, Inc.
5.00%, 01/15/26 (a)	379	387
Otis Worldwide Corporation
0.68%, (3 Month USD LIBOR + 0.45%), 04/05/23 (b)	250	250
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	720	756
5.50%, 02/15/24 (a)	704	769
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	200	218
Ryder System, Inc.
3.75%, 06/09/23	125	134
3.35%, 09/01/25	45	50
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	116	131
Summit Materials, LLC
5.13%, 06/01/25 (a)	51	52
The Boeing Company
2.80%, 03/01/23	443	459
4.51%, 05/01/23 (d)	1,025	1,107
4.88%, 05/01/25 (d)	2,039	2,324
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	301	311
Uber Technologies, Inc.
8.00%, 11/01/26 (a)	197	215
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	225	241
3.20%, 06/15/25 (d)	26	28
XPO Logistics, Inc.
6.50%, 06/15/22 (a)	364	365
6.25%, 05/01/25 (a)	450	484
ZLS Prestigia Ltd
5.00%, 11/01/22 (a)	750	802
4.75%, 02/15/25 (a)	350	402
		15,280
Utilities 3.7%
Alexander Funding Trust
1.84%, 11/15/23 (a)	465	470
American Electric Power Company, Inc.
0.75%, 11/01/23	69	69
American Transmission Systems, Incorporated
5.25%, 01/15/22 (a)	505	526
Aquarion Water Company
4.00%, 08/15/24 (a)	1,172	1,286
BG Gas International B.V.
0.00%, 11/04/21 (g) (h)	350	348
Calpine Corporation
5.25%, 06/01/26 (a)	336	348
Comision Federal de Electricidad
4.88%, 05/26/21 (a)	725	736
4.88%, 01/15/24 (a)	300	332
Dominion Energy, Inc.
4.10%, 04/01/21 (e)	223	225
3.07%, 08/15/24 (e)	120	129
DTE Energy Company
2.53%, 10/01/24 (e)	79	84
Enel Finance International N.V.
4.63%, 09/14/25 (a)	300	348
ESKOM Holdings
5.75%, 01/26/21 (a)	200	199
FirstEnergy Corp.
2.85%, 07/15/22 (d) (e)	800	814
2.05%, 03/01/25	510	509
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	300	326
Great Plains Energy Incorporated
5.29%, 06/15/22 (e)	225	238
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	427	467
Monongahela Power Company
4.10%, 04/15/24 (a)	400	433
National Fuel Gas Company
4.90%, 12/01/21	275	283
5.50%, 01/15/26 (d)	455	525
NextEra Energy Capital Holdings, Inc.
0.93%, (3 Month USD LIBOR + 0.72%), 02/25/22 (b)	350	352
NRG Energy, Inc.
3.75%, 06/15/24 (a)	586	641
Origin Energy Finance Limited
5.45%, 10/14/21 (a)	400	411
Puget Energy, Inc.
6.00%, 09/01/21	500	517
5.63%, 07/15/22	250	265
TransAlta Corporation
4.50%, 11/15/22	500	521
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	925	1,001
		12,403
Materials 3.3%
Alcoa Nederland Holding B.V.
6.75%, 09/30/24 (a)	575	599
Anglo American Capital PLC
4.13%, 04/15/21 (a)	200	202
5.38%, 04/01/25 (a)	1,155	1,351
4.88%, 05/14/25 (a)	400	463
Blue Cube Spinco Inc.
10.00%, 10/15/25	125	133
CSN Resources S.A.
7.63%, 02/13/23 (a)	225	234
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 (a)	300	316
Freeport-McMoRan Inc.
3.88%, 03/15/23	345	360
4.55%, 11/14/24	818	895
Glencore Finance (Canada) Limited
4.95%, 11/15/21 (a)	882	914
4.25%, 10/25/22 (a) (d) (e)	417	443
Kinross Gold Corporation
5.13%, 09/01/21	132	134
5.95%, 03/15/24	136	155
LYB International Finance III, LLC
1.24%, (3 Month USD LIBOR + 1.00%), 10/01/23 (b)	1,000	1,004
MOS Holdings Inc.
3.25%, 11/15/22	444	464
Newmont Corporation
3.63%, 06/09/21	571	576
Norbord Inc.
6.25%, 04/15/23 (a)	127	137
Nutrition & Biosciences, Inc.
1.23%, 10/01/25 (a)	1,033	1,045
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	4	4
Steel Dynamics, Inc.
5.00%, 12/15/26	800	851
Westrock Company, Inc.
3.00%, 09/15/24	500	538
		10,818
Information Technology 3.0%
ADS Alliance Data Systems, Inc.
4.75%, 12/15/24 (a)	55	56
Broadcom Inc.
3.63%, 10/15/24	475	522
4.70%, 04/15/25	65	74
3.15%, 11/15/25	1,185	1,294
Dell International L.L.C.
4.00%, 07/15/24 (a) (d)	305	336
Entegris Inc.
4.63%, 02/10/26 (a)	1,000	1,036

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Flex Ltd.
3.75%, 02/01/26	453	507
Global Payments Inc.
2.65%, 02/15/25	600	642
Hewlett Packard Enterprise Company
0.95%, (3 Month USD LIBOR + 0.72%), 10/05/21 (b)	450	450
Leidos, Inc.
2.95%, 05/15/23 (a)	89	94
Microchip Technology Incorporated
3.92%, 06/01/21	408	414
2.67%, 09/01/23 (a)	648	678
0.97%, 02/15/24 (a)	486	487
NXP B.V.
3.88%, 09/01/22 (a)	450	472
4.63%, 06/01/23 (a)	300	327
4.88%, 03/01/24 (a)	250	282
2.70%, 05/01/25 (a)	322	347
Solera, LLC
10.50%, 03/01/24 (a)	260	270
VeriSign, Inc.
4.63%, 05/01/23	692	699
5.25%, 04/01/25	870	987
		9,974
Health Care 3.0%
AbbVie Inc.
3.45%, 03/15/22	750	773
3.80%, 03/15/25	250	279
Acadia Healthcare Company, Inc.
5.63%, 02/15/23	205	206
6.50%, 03/01/24	347	355
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	415	428
Becton, Dickinson and Company
1.26%, (3 Month USD LIBOR + 1.03%), 06/06/22 (b)	1,000	1,007
Cardinal Health, Inc.
0.99%, (3 Month USD LIBOR + 0.77%), 06/15/22 (b)	171	172
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	130	137
Cigna Holding Company
0.88%, (3 Month USD LIBOR + 0.65%), 09/17/21 (b)	500	500
4.13%, 11/15/25	250	288
CommonSpirit Health
1.55%, 10/01/25	278	286
Encompass Health Corporation
5.13%, 03/15/23	114	115
Fresenius Medical Care
5.88%, 01/31/22 (a)	250	263
Gilead Sciences, Inc.
0.75%, 09/29/23	157	157
HCA Inc.
8.36%, 04/15/24	109	128
5.25%, 04/15/25 - 06/15/26	1,437	1,687
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	50	51
Mednax, Inc.
5.25%, 12/01/23 (a)	661	668
Molina Healthcare, Inc.
5.38%, 11/15/22 (e)	12	13
Royalty Pharma PLC
1.20%, 09/02/25 (a)	962	977
Select Medical Corporation
6.25%, 08/15/26 (a)	250	269
Universal Health Services, Inc.
5.00%, 06/01/26 (a)	500	516
Zimmer Biomet Holdings, Inc.
0.99%, (3 Month USD LIBOR + 0.75%), 03/19/21 (b)	123	123
3.55%, 04/01/25	350	387
		9,785
Communication Services 2.8%
Altice Financing S.A.
7.50%, 05/15/26 (a)	200	211
Altice France S.A.
7.38%, 05/01/26 (a)	500	526
Baidu, Inc.
4.38%, 05/14/24	600	661
CCO Holdings, LLC
5.50%, 05/01/26 (a)	300	311
Cox Communications, Inc.
3.15%, 08/15/24 (a)	268	290
DISH DBS Corporation
6.75%, 06/01/21	548	559
5.88%, 07/15/22	157	164
iHeartCommunications, Inc.
6.38%, 05/01/26	160	171
NBCUniversal Enterprise, Inc.
5.25%, (100, 03/19/21) (a) (i)	1,831	1,837
Netflix, Inc.
3.63%, 06/15/25 (a)	225	240
Sirius XM Radio Inc.
3.88%, 08/01/22 (a)	640	648
5.38%, 07/15/26 (a)	182	190
Telefonica Emisiones, S.A.U.
5.46%, 02/16/21	500	503
Tencent Holdings Limited
1.13%, (3 Month USD LIBOR + 0.91%), 04/11/24 (a) (b)	260	260
T-Mobile USA, Inc.
6.00%, 03/01/23	561	562
6.50%, 01/15/26	387	401
1.50%, 02/15/26 (a)	89	91
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (a)	450	468
Vodafone Group Public Limited Company
1.22%, (3 Month USD LIBOR + 0.99%), 01/16/24 (b)	300	304
Weibo Corporation
1.25%, 11/15/22 (c)	350	341
3.50%, 07/05/24	400	419
		9,157
Consumer Staples 1.8%
Albertsons Companies, Inc.
5.75%, 03/15/25	27	28
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (a)	750	775
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	408	418
Bacardi Limited
4.45%, 05/15/25 (a)	200	226
BAT Capital Corp.
1.10%, (3 Month USD LIBOR + 0.88%), 08/15/22 (b)	361	363
3.22%, 08/15/24	452	489
JBS USA Food Company
5.75%, 06/15/25 (a)	351	362
Marb Bondco PLC
6.88%, 01/19/25 (a)	450	466
Reynolds American Inc.
4.45%, 06/12/25	150	171
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	289	314
Simmons Foods, Inc.
7.75%, 01/15/24 (a)	31	32
Suntory Holdings Limited
2.25%, 10/16/24 (a)	800	836
Sysco Corporation
5.65%, 04/01/25 (d)	750	894
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	578	639
		6,013
Real Estate 1.4%
Boston Properties Limited Partnership
4.13%, 05/15/21	500	502

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Equinix, Inc.
1.00%, 09/15/25	248	249
5.38%, 05/15/27	1,597	1,738
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	303	310
Forestar Group Inc.
8.00%, 04/15/24 (a)	51	54
Hat Holdings I LLC
5.25%, 07/15/24 (a)	261	271
6.00%, 04/15/25 (a)	17	18
Kennedy-Wilson, Inc.
5.88%, 04/01/24	130	132
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	280	303
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	450	473
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	575	660
		4,710
Total Corporate Bonds And Notes (cost $181,273)		184,900
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 30.1%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	428	474
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 0.80%, (1 Month USD LIBOR + 0.65%), 06/15/33 (b)	1,250	1,248
AmeriCredit Automobile Receivables Trust
Series 2016-C-3, 2.24%, 04/08/22	10	10
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	300	310
Series 2019-C-1, 3.36%, 02/18/25	395	408
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	205
AmeriCredit Automobile Receivables Trust 2020-2
Series 2020-A2A-2, 0.60%, 03/18/22	664	665
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 1.27%, (3 Month USD LIBOR + 1.05%), 01/28/31 (b)	296	296
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, 1.26%, 05/25/65	124	124
AOA 2015-1177 Mortgage Trust
Series 2015-A-1177, REMIC, 2.96%, 12/15/21	152	153
Apidos CLO XXVII
Series 2017-A1-27A, 1.43%, (3 Month USD LIBOR + 1.21%), 07/17/30 (b)	1,600	1,600
AptarGroup Inc.
Series 2018-A-FL1, 1.31%, (1 Month USD LIBOR + 1.15%), 02/15/24 (b)	750	742
Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd
Series 2017-A-FL3, 1.15%, (1 Month USD LIBOR + 0.99%), 12/15/27 (b)	500	496
AREIT 2018-CRE2 Trust
Series 2018-A-CRE2, 1.13%, (1 Month USD LIBOR + 0.98%), 11/16/35 (b)	88	87
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 1.11%, (1 Month USD LIBOR + 0.95%), 06/15/35 (b)	1,150	1,127
Avery Point VI CLO, Limited
Series 2015-AR-6A, 1.27%, (3 Month USD LIBOR + 1.05%), 08/05/27 (a) (b)	480	480
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	294
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	890
Bain Capital Credit CLO
Series 2020-A1-5A, 0.00%, (3 Month USD LIBOR + 1.22%), 01/20/32 (b)	410	410
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	88	88
Battalion CLO X Ltd.
Series 2016-A1R-10A, 1.46%, (3 Month USD LIBOR + 1.25%), 01/24/29 (b)	250	250
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 0.88%, (1 Month USD LIBOR + 0.72%), 03/16/37 (b) (e)	1,060	1,044
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 10/15/37 (b) (e)	77	73
BSPRT 2018-FL4 Issuer, Ltd.
Series 2018-A-FL4, 1.21%, (1 Month USD LIBOR + 1.05%), 09/17/35 (b)	190	189
BSPRT 2019-FL5 Issuer, Ltd.
Series 2019-A-FL5, 1.31%, (1 Month USD LIBOR + 1.15%), 05/15/29 (b)	350	346
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	405	437
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 1.08%, (1 Month USD LIBOR + 0.92%), 10/15/21 (b)	570	570
Series 2019-B-XL, REMIC, 1.24%, (1 Month USD LIBOR + 1.08%), 10/15/21 (b)	244	244
Series 2019-C-XL, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 10/15/21 (b)	190	190
Series 2019-D-XL, REMIC, 1.61%, (1 Month USD LIBOR + 1.45%), 10/15/21 (b)	610	608
Series 2019-F-XL, REMIC, 2.16%, (1 Month USD LIBOR + 2.00%), 10/15/21 (b)	237	234
BX Trust
Series 2018-A-GW, REMIC, 0.96%, (1 Month USD LIBOR + 0.80%), 05/15/37 (b) (e)	615	605
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	97
Series 2019-A2-A2, 1.72%, 08/15/22	436	446
Series 2005-B3-B3, 0.79%, (3 Month USD LIBOR + 0.55%), 07/15/25 (b)	463	439
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	142	142
CarMax Auto Owner Trust 2018-3
Series 2018-A3-3, 3.13%, 06/15/23	65	66
CarMax Auto Owner Trust 2019-3
Series 2019-A2A-3, 2.21%, 12/15/22	201	202
CarMax Auto Owner Trust 2019-4
Series 2019-A2A-4, 2.01%, 03/15/23	164	165
CarMax Auto Owner Trust 2020-1
Series 2020-C-1, 2.34%, 11/17/25	237	240
CarMax Auto Owner Trust 2020-2
Series 2020-A3-2, 1.70%, 11/15/24	27	28
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	970
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.56%, (1 Month USD LIBOR + 1.40%), 11/15/36 (b) (e)	710	698
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.09%, (1 Month USD LIBOR + 0.93%), 11/17/36 (b) (e)	600	594
CIFC Funding Ltd.
Series 2014-A1R2-1A, 1.32%, (3 Month USD LIBOR + 1.10%), 01/31/31 (b)	250	249
Citigroup Inc.
Series 2015-A5-PC1, REMIC, 3.90%, 06/12/25	490	546
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25 (b)	150	162
Comenity Bank
Series 2018-A-A, 3.07%, 02/15/21	534	536
Series 2016-A-A, 2.03%, 06/15/21	410	413
Series 2019-A-C, 2.21%, 09/15/22	1,358	1,400
Series 2019-A-B, REMIC, 2.49%, 06/15/22	482	497
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	425
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.61%, 08/12/24 (b)	700	755
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	403	434
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	386
COMM 2014-LC15 Mortgage Trust
Series 2014-A4-LC15, REMIC, 4.01%, 03/12/24	400	436

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	468
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	1,432	1,580
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	400	438
Series 2015-A4-LC21, REMIC, 3.71%, 05/12/25	370	414
COMM 2020-SBX Mortgage Trust
Series 2020-A-SBX, REMIC, 1.67%, 01/10/39	425	438
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	361
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	441
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	308	333
Conn's Receivables Funding 2019-B, LLC
Series 2019-A-B, REMIC, 2.66%, 06/15/24	36	36
CPS Auto Receivables Trust 2020-C
Series 2020-B-C, 1.01%, 01/15/25	493	493
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, REMIC, 1.14%, (1 Month USD LIBOR + 0.98%), 05/15/21 (b)	800	800
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (e)	815	817
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.39%, (1 Month USD LIBOR + 1.23%), 05/17/21 (b)	250	250
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (e)	379	380
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.18%, (1 Month USD LIBOR + 1.03%), 12/19/25 (b)	815	805
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	463	463
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	136	139
DLL LLC
Series 2019-A2-MT3, 2.13%, 01/20/22	185	185
Drive Auto Receivables Trust 2018-2
Series 2018-C-2, 3.63%, 08/15/24	23	23
Series 2018-D-2, 4.14%, 08/15/24	100	103
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	523	558
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, REMIC, 4.09%, 06/15/26	554	577
Drive Auto Receivables Trust 2019-2
Series 2019-B-2, REMIC, 3.17%, 08/15/21	265	267
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 1.43%, (3 Month USD LIBOR + 1.21%), 07/18/30 (a) (b)	1,600	1,600
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 1.36%, (3 Month USD LIBOR + 1.12%), 01/15/31 (b)	530	529
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 1.26%, (3 Month USD LIBOR + 1.02%), 04/15/31 (b)	1,600	1,594
DSC Floorplan Master Owner Trust
Series 2018-A2-2A, 3.69%, 10/15/21	1,080	1,108
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (b)	187	187
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	338	339
Exantas Capital Corp
Series 2019-A-RSO7, 1.15%, (1 Month USD LIBOR + 1.00%), 04/15/22 (b) (e)	189	187
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	340	348
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	275	280
Flagship Credit Auto Trust 2019-1
Series 2019-A-1, 3.11%, 08/15/23	228	230
Ford Credit Auto Owner Trust 2017-REV1
Series 2017-A-1, 2.62%, 02/15/22 (b)	500	512
Ford Credit Auto Owner Trust 2018-B
Series 2018-A3-B, 3.24%, 11/15/21	87	88
Ford Credit Auto Owner Trust 2018-REV1
Series 2018-A-1, 3.19%, 01/15/25	539	592
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (e)	175	187
Ford Credit Auto Owner Trust 2020-B
Series 2020-A2-B, 0.50%, 02/15/23	491	492
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	444	445
Ford Credit Floorplan Master Owner Trust A
Series 2019-A-1, 2.84%, 03/15/22	350	360
GM Financial Automobile Leasing Trust 2019-3
Series 2019-A2A-3, 2.09%, 10/20/21	39	39
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	80	81
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	703
GM Financial Consumer Automobile Receivables Trust 2020-1
Series 2020-A2-1, 1.83%, 09/16/21	195	196
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-A3-4, 0.38%, 08/18/25	1,166	1,167
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	288
GPMT Ltd
Series 2019-A-FL2, 1.45%, (1 Month USD LIBOR + 1.30%), 06/15/23 (b)	390	388
Grand Avenue CRE 2019-FL1
Series 2019-A-FL1, 1.28%, (1 Month USD LIBOR + 1.12%), 06/15/37 (b)	536	533
Series 2019-AS-FL1, 1.66%, (1 Month USD LIBOR + 1.50%), 06/15/37 (b)	580	576
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.19%, (1 Month USD LIBOR + 1.03%), 12/15/21 (b) (e)	1,000	979
Series 2019-B-WOLF, REMIC, 1.49%, (1 Month USD LIBOR + 1.33%), 12/15/21 (b) (e)	45	42
Series 2019-C-WOLF, REMIC, 1.79%, (1 Month USD LIBOR + 1.63%), 12/15/21 (b) (e)	525	490
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.40%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (b)	250	249
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 1.31%, (1 Month USD LIBOR + 1.15%), 08/16/32 (b) (e)	100	98
Series 2019-B-BOCA, 1.66%, (1 Month USD LIBOR + 1.50%), 06/15/38 (b)	500	491
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 1.11%, (1 Month USD LIBOR + 0.95%), 07/16/35 (b) (e)	344	330
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-A-70P, 1.16%, (1 Month USD LIBOR + 1.00%), 10/15/21 (b) (e)	1,242	1,212
Series 2019-B-70P, 1.48%, (1 Month USD LIBOR + 1.32%), 10/15/21 (b) (e)	360	346
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	316
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	429
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	391
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	383
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.12%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (b)	279	277
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	231	233
Series 2020-A4-2, 1.09%, 08/15/23	535	545

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	302	302
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 11/15/21 (b)	325	320
HPS Loan Management 10-2016 Ltd
Series 10A-A1R-16, 1.36%, (3 Month USD LIBOR + 1.14%), 01/20/28 (b)	1,092	1,090
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	250	264
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	56
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	855	914
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-Laq
Series 2018-A-LAQ, REMIC, 1.16%, (1 Month USD LIBOR + 1.00%), 06/15/35 (b) (e)	518	512
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	565
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	488
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	458
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	125
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (b)	500	520
JPMorgan Chase & Co.
Series 2016-A-WIKI, REMIC, 2.80%, 10/07/21	166	165
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFL-WPT, REMIC, 1.10%, (1 Month USD LIBOR + 0.95%), 07/07/23 (b) (e)	692	677
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.56%, (3 Month USD LIBOR + 1.35%), 07/26/32 (b)	250	250
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	403	432
KREF Ltd
Series 2018-A-FL1, 1.25%, (1 Month USD LIBOR + 1.10%), 06/17/36 (b) (e)	351	350
LMREC 2019-CRE3, LLC
Series 2019-A-CRE3, 1.54%, (1 Month USD LIBOR + 1.40%), 12/24/35 (b) (e)	792	780
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.29%, (1 Month USD LIBOR + 1.13%), 10/15/23 (b)	190	187
Series 2019-A-CRE3, 1.21%, (1 Month USD LIBOR + 1.05%), 11/15/23 (b)	726	718
M360 2018-Cre1, Ltd.
Series 2018-A-CRE1, 4.40%, 07/24/28	146	146
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 1.56%, (1 Month USD LIBOR + 1.40%), 09/15/34 (b)	135	132
Marathon CRE 2018-FL1 Issuer, Ltd.
Series 2018-A-FL1, 1.30%, (1 Month USD LIBOR + 1.15%), 06/16/28 (b)	241	240
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.63%, (3 Month USD LIBOR + 1.42%), 07/23/32 (b)	250	250
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A2-1, 0.46%, 01/18/22	355	355
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	337
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	386
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	500	491
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-A-MART, REMIC, 2.20%, 09/15/21	1,084	1,076
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	387	414
Mountain View CLO X Ltd
Series 2015-AR-10A, 1.04%, (3 Month USD LIBOR + 0.82%), 10/13/27 (b)	397	394
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.79%, 11/17/22 (b)	1,000	1,029
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	75	76
Nextgear Floorplan Master Owner Trust
Series 2018-A2-1A, 3.22%, 02/16/21	260	261
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	343	343
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 1.21%, (3 Month USD LIBOR + 1.00%), 01/27/31 (b)	250	248
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 0.00%, (1 Month USD LIBOR + 0.95%), 01/15/23 (b)	800	800
Series 2020-AJ-1NYP, REMIC, 0.00%, (1 Month USD LIBOR + 1.25%), 01/15/23 (b)	670	670
OREC Ltd.
Series 2018-A-CRE1, 1.34%, (1 Month USD LIBOR + 1.18%), 06/16/36 (b)	1,036	1,019
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 1.39%, (3 Month USD LIBOR + 1.17%), 10/17/29 (b)	496	496
OZLM XVII, Ltd.
Series 2017-A1-17A, 1.47%, (3 Month USD LIBOR + 1.25%), 07/22/30 (b)	1,491	1,491
Palmer Square Loan Funding 2018-1 Ltd
Series 2018-A1-1A, REMIC, 0.84%, (3 Month USD LIBOR + 0.60%), 04/15/26 (b)	390	389
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 1.02%, (3 Month USD LIBOR + 0.80%), 02/22/28 (b)	352	351
Parallel 2015-1 Ltd
Series 2015-AR-1A, 1.07%, (3 Month USD LIBOR + 0.85%), 07/20/27 (b)	207	206
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 1.25%, (3 Month USD LIBOR + 1.03%), 07/20/29 (b)	500	497
PFP 2019-6, Ltd.
Series 2019-A-6, 1.20%, (1 Month USD LIBOR + 1.05%), 04/16/37 (b) (e)	1,155	1,140
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	200	201
Series 2020-A-G, 0.97%, 02/17/26	1,442	1,445
Race Point IX CLO Ltd
Series 2015-A1AR-9A, 1.45%, (3 Month USD LIBOR + 1.21%), 10/15/30 (b)	249	249
Ready Captial Mortgage Financing 2019-FL3 LLC
Series 2019-A-FL3, REMIC, 1.15%, (1 Month USD LIBOR + 1.00%), 03/27/34 (b)	261	258
Salem Fields CLO Ltd 2016-2
Series 2016-A1R-2A, 1.36%, (3 Month USD LIBOR + 1.15%), 10/25/28 (b)	250	250
Santander Drive Auto Receivables Trust 2018-4
Series 2018-C-4, 3.56%, 01/18/22	295	299
Series 2018-D-4, 3.98%, 06/15/23	1,034	1,079
Santander Drive Auto Receivables Trust 2019-3
Series 2019-C-3, REMIC, 2.49%, 05/15/23	688	700
Santander Drive Auto Receivables Trust 2020-2
Series 2020-D-2, 2.22%, 03/17/25	615	627
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	136	136
Santander Retail Auto Lease Trust 2019-B
Series 2019-A2A-B, REMIC, 2.29%, 07/21/21	247	248

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Shackleton 2017-X CLO Ltd
Series 2017-AR-10A, 1.26%, (3 Month USD LIBOR + 1.04%), 04/20/29 (b)	250	249
Sound Point CLO, Ltd.
Series 2013-B-2RA, 1.69%, (3 Month USD LIBOR + 1.45%), 04/16/29 (b)	250	244
Synchrony Credit Card Master Note Trust
Series 2016-A-2, 2.21%, 05/15/21	450	453
The Bancorp Commercial Mortgage 2019-CRE6 Trust
Series 2019-A-CRE6, REMIC, 1.21%, (1 Month USD LIBOR + 1.05%), 06/17/22 (b)	620	613
THL Credit Wind River 2017-1 CLO Ltd
Series 2017-AR-1A, 1.36%, (3 Month USD LIBOR + 1.14%), 04/18/29 (b)	426	425
THL Credit Wind River 2017-3 CLO Ltd
Series 2017-A-3A, 1.49%, (3 Month USD LIBOR + 1.25%), 10/15/30 (b)	250	250
Toyota Auto Receivables 2017-A Owner Trust
Series 2017-A4-A, 2.10%, 09/15/22	54	54
Toyota Auto Receivables 2020-D Owner Trust
Series 2020-A2-D, 0.23%, 04/15/22	404	404
Series 2020-A3-D, 0.35%, 10/16/23	1,166	1,168
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	107	109
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL2, 1.28%, (1 Month USD LIBOR + 1.13%), 11/15/37 (b)	1,170	1,168
Trillium Credit Card Trust II
Series 2019-A-2A, 3.04%, 01/26/21	122	122
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 1.30%, (1 Month USD LIBOR + 1.15%), 10/17/34 (b)	1,138	1,129
UBS Commercial Mortgage Trust 2012-C1
Series 2012-A3-C1, REMIC, 3.40%, 03/11/22	380	386
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	404
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-A4-C5, REMIC, 3.18%, 02/10/23	1,583	1,651
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	420	441
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	278	279
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	1,433	1,435
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (e)	157	158
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	443	456
Volkswagen Auto Loan Enhanced Trust 2018-2
Series 2018-A3-2, 3.25%, 02/22/22	517	527
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	130	131
Series 2020-A4-1, 1.26%, 08/20/26	493	504
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 1.20%, (1 Month USD LIBOR + 1.05%), 12/15/33 (b)	128	124
Westlake Automobile Receivables Trust 2018-3
Series 2018-B-3A, 3.32%, 10/16/23	28	28
Westlake Automobile Receivables Trust 2019-1
Series 2019-C-1A, 3.45%, 03/15/24	224	229
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 04/15/22	380	388
Westlake Automobile Receivables Trust 2020-2
Series 2020-A2A-2A, 0.93%, 03/15/22	683	685
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	116	117
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	1,166	1,166
York CLO-2 Ltd
Series 2015-BR-1A, 1.67%, (3 Month USD LIBOR + 1.45%), 01/22/31 (b)	478	474
Total Non-U.S. Government Agency Asset-Backed Securities (cost $98,129)		99,325
GOVERNMENT AND AGENCY OBLIGATIONS 6.4%
U.S. Treasury Note 5.6%
Treasury, United States Department of
0.13%, 10/31/22 - 12/15/23	18,311	18,300
Sovereign 0.7%
Kenya, Government of
6.88%, 06/24/24 (a)	500	548
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	86	96
Morocco, Kingdom of
4.25%, 12/11/22 (a)	350	368
Nigeria, Federal Government of
6.75%, 01/28/21 (a)	400	400
Senegal, Government of
8.75%, 05/13/21 (a)	400	410
The Arab Republic of Egypt
6.13%, 01/31/22 (a)	250	261
The Republic of Indonesia, The Government of
4.45%, 02/11/24	200	221
		2,304
Municipal 0.1%
Illinois, State of
4.95%, 06/01/23	330	338
JFK International Air Terminal LLC
1.36%, 12/01/21	55	55
1.61%, 12/01/22	55	55
		448
Total Government And Agency Obligations (cost $20,997)		21,052
SENIOR FLOATING RATE INSTRUMENTS 3.2%
Information Technology 0.8%
Broadcom Inc.
2019 1st Lien Term Loan A3, 1.27%, (3 Month USD LIBOR + 1.13%), 11/04/22 (b)	82	82
EIG Investors Corp.
2018 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/09/23 (b)	401	401
Refinitiv US Holdings Inc.
2018 USD Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 09/12/25 (b) (j)	1,797	1,793
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (b)	349	348
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/05/27 (b)	91	91
		2,715
Communication Services 0.7%
CenturyLink, Inc.
2020 Term Loan A, 2.15%, (3 Month USD LIBOR + 2.00%), 01/31/25 (b)	289	283
Charter Communications Operating, LLC
2017 Term Loan A2, 0.00%, (3 Month USD LIBOR + 1.50%), 03/31/23 (b) (j) (k)	174	172
2017 Term Loan A2, 1.65%, (3 Month USD LIBOR + 1.50%), 03/31/23 (b) (k)	690	683
Comcast Hulu Holdings, LLC
Term Loan A, 1.02%, (3 Month USD LIBOR + 0.88%), 03/15/24 (b) (k)	1,000	990
ION Media Networks, Inc.
2019 Term Loan B, 3.19%, (1 Month USD LIBOR + 3.00%), 12/17/24 (b)	175	174
		2,302
Consumer Discretionary 0.5%
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 (b)	148	148
CWGS Group LLC
Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 11/02/23 (b)	276	272
CWGS Group, LLC
2016 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 11/02/23 (b)	26	26
NVA Holdings, Inc.
2020 Term Loan A5, 2.69%, (3 Month USD LIBOR + 2.50%), 02/19/25 (b) (k)	99	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PetSmart, Inc.
Consenting Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/11/22 (b)	909	906
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.75%, (3 Month USD LIBOR + 3.50%), 06/29/25 (b)	78	78
		1,526
Health Care 0.4%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 2.65%, (3 Month USD LIBOR + 2.50%), 02/16/23 (b)	270	269
IQVIA Inc.
2020 Term Loan A2, 1.98%, (3 Month USD LIBOR + 1.75%), 06/13/23 (b)	267	265
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1 Month USD LIBOR + 2.50%), 08/18/22 (b)	441	441
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (b)	500	497
		1,472
Financials 0.3%
Asurion LLC
2017 Term Loan B4, 0.00%, (3 Month USD LIBOR + 3.25%), 08/04/22 (b) (j)	251	250
2018 Term Loan B6, 0.00%, (3 Month USD LIBOR + 3.00%), 11/03/23 (b) (j)	177	175
2018 Term Loan B6, 3.15%, (1 Month USD LIBOR + 3.00%), 11/03/23 (b)	43	42
Nielsen Finance LLC
USD Term Loan B4, 2.15%, (3 Month USD LIBOR + 2.00%), 10/04/23 (b)	360	359
		826
Real Estate 0.2%
Invitation Homes, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 1.70%), 01/31/25 (b) (j) (k)	723	717
Industrials 0.2%
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 02/05/23 (b)	137	137
The Hillman Group, Inc.
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 4.00%), 05/16/25 (b) (j)	100	99
2018 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/16/25 (b)	150	149
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/13/23 (b)	298	298
		683
Materials 0.1%
Berry Global, Inc.
Term Loan W, 0.00%, (3 Month USD LIBOR + 2.00%), 10/01/22 (b) (j)	26	26
Term Loan W, 2.15%, (1 Month USD LIBOR + 2.00%), 10/01/22 (b)	206	206
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (b)	93	93
		325
Consumer Staples 0.0%
US Foods, Inc.
2016 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 06/27/23 (b)	129	127
Total Senior Floating Rate Instruments (cost $10,678)		10,693
SHORT TERM INVESTMENTS 4.2%
Investment Companies 3.4%
JNL Government Money Market Fund, 0.02% (l) (m)	11,093	11,093
Commercial Paper 0.8%
Exelon Generation Company, LLC
0.25%, 01/13/21 (n)	250	250
Ford Motor Credit Company LLC
6.54%, 02/01/21 (n)	136	136
General Motors Financial Company, Inc.
0.51%, 01/04/21 (n)	250	250
0.76%, 04/01/21 (n)	250	249
Jabil Inc.
0.65%, 01/04/21 (n)	765	765
Viatris Inc.
0.71%, 03/22/21 (n)	267	267
Vodafone Group Public Limited Company
0.35%, 01/04/21 (n)	539	539
Walgreens Boots Alliance, Inc.
0.35%, 01/22/21 (n)	250	250
		2,706
Total Short Term Investments (cost $13,799)		13,799
Total Investments 99.8% (cost $324,876)		329,769
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.2%		742
Total Net Assets 100.0%		330,510

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $83,609 and 25.3% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(n) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.9%
Cayman Islands	7.8
United Kingdom	3.3
Canada	2.8
Germany	1.7
Switzerland	1.2
Ireland	1.2
Australia	1.1
Mexico	0.8
Italy	0.7
Denmark	0.7
Netherlands	0.6
India	0.5
Panama	0.4
Brazil	0.3
China	0.3
Japan	0.3
Sweden	0.2
Kenya	0.2
France	0.2
Singapore	0.2
Spain	0.2
Indonesia	0.2
Luxembourg	0.1
Hong Kong	0.1
Bermuda	0.1
Finland	0.1
Senegal	0.1
Nigeria	0.1
Turkey	0.1
Morocco	0.1
South Korea	0.1
Egypt	0.1
Mauritius	0.1
South Africa	0.1
Liberia	—
Romania	—
Peru	—
New Zealand	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BG Gas International B.V., 0.00%, 11/04/21	05/12/20	345	348	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	768	770	0.2
		1,113	1,118	0.3

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	327	April 2021	72,210	6	49

Short Contracts
United States 5 Year Note	(150)	April 2021	(18,892)	(7)	(33)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 68.8%
U.S. Treasury Note 29.5%
Treasury, United States Department of
2.50%, 02/15/22 - 05/15/24	13,306	14,076
2.13%, 05/15/22 - 05/31/26	21,402	22,761
1.88%, 01/31/22 - 07/31/26	20,080	20,820
1.63%, 08/31/22 - 08/15/29	21,037	22,126
1.75%, 02/28/22 - 11/15/29	27,110	28,155
1.25%, 07/31/23	1,650	1,697
0.13%, 05/31/22 - 12/15/23	44,960	44,946
2.88%, 09/30/23 - 08/15/28	18,645	20,767
1.13%, 02/28/22 - 02/28/25	6,815	6,958
2.75%, 04/30/23 - 02/15/28	22,942	25,128
0.25%, 04/15/23 - 10/31/25	26,895	26,841
2.00%, 02/15/22 - 11/15/26	23,778	25,064
3.00%, 10/31/25	1,745	1,967
2.25%, 04/15/22 - 08/15/27	21,145	22,961
1.50%, 09/15/22 - 02/15/30	24,818	26,006
1.38%, 01/31/22 - 08/31/26	16,655	17,187
0.50%, 03/15/23 - 10/31/27	22,660	22,603
0.38%, 03/31/22 - 09/30/27	17,214	17,165
0.63%, 03/31/27 - 08/15/30	19,881	19,599
3.13%, 11/15/28	2,765	3,272
2.63%, 02/28/23 - 02/15/29	9,753	10,862
2.38%, 03/15/22 - 05/15/29	14,949	16,221
0.88%, 11/15/30	2,495	2,485
		419,667
Mortgage-Backed Securities 26.9%
Federal Home Loan Mortgage Corporation
4.00%, 02/01/24 - 06/01/50	9,024	9,800
6.00%, 02/01/29 - 05/01/40	412	490
5.50%, 11/01/28 - 02/01/40	624	731
6.50%, 07/01/28 - 03/01/39	119	143
2.00%, 01/01/29 - 01/01/41	1,980	2,066
4.50%, 09/01/22 - 04/01/50	4,268	4,709
3.50%, 07/01/21 - 07/01/49	11,687	12,546
5.00%, 02/01/21 - 10/01/49	1,815	2,059
3.00%, 02/01/24 - 07/01/50	19,064	20,142
2.50%, 08/01/27 - 09/01/50	10,265	10,784
Federal National Mortgage Association, Inc.
2.00%, 09/01/28 - 11/01/40	2,465	2,575
TBA, 2.50%, 01/15/31 - 02/15/51 (a)	25,625	27,014
6.50%, 07/01/32 - 12/01/38	235	282
2.50%, 12/01/21 - 10/01/50	16,082	16,896
1.50%, 11/01/35	792	816
TBA, 3.50%, 01/15/36 - 01/15/51 (a)	14,475	15,305
3.00%, 11/01/26 - 09/01/50	39,748	41,935
7.00%, 12/01/35 - 02/01/38	23	28
7.50%, 11/01/37	1	2
6.00%, 05/01/24 - 09/01/39	752	895
4.00%, 03/01/24 - 10/01/49	17,077	18,539
5.50%, 01/01/22 - 02/01/42	1,274	1,483
3.50%, 09/01/25 - 04/01/50	23,014	24,649
TBA, 4.50%, 01/15/46 (a)	3,150	3,414
4.50%, 02/01/22 - 06/01/49	6,164	6,802
5.00%, 10/01/21 - 06/01/49	2,257	2,581
TBA, 1.50%, 01/15/36 - 02/15/51 (a)	6,800	6,914
TBA, 3.00%, 01/15/36 - 01/15/51 (a)	6,025	6,315
TBA, 4.00%, 01/15/51 (a)	6,900	7,368
TBA, 5.00%, 01/15/51 (a)	100	111
TBA, 2.00%, 01/15/36 - 02/15/51 (a)	39,650	41,252
Government National Mortgage Association
2.50%, 08/20/27 - 02/20/47	1,428	1,514
8.50%, 06/15/30 - 12/15/30	1	1
5.00%, 03/15/33 - 06/20/49	2,192	2,461
6.00%, 05/15/32 - 12/20/40	139	160
5.50%, 08/15/33 - 04/20/43	273	317
6.50%, 07/15/38	20	23
4.50%, 04/20/26 - 06/20/49	5,536	6,086
3.00%, 01/20/27 - 08/20/50	18,885	19,907
TBA, 3.50%, 01/15/46 (a)	1,450	1,537
4.00%, 12/15/24 - 05/20/50	11,309	12,283
3.50%, 05/15/26 - 07/20/50	21,409	23,056
TBA, 2.50%, 01/15/51 - 02/15/51 (a)	13,425	14,211
TBA, 3.00%, 01/15/51 (a)	7,300	7,633
TBA, 2.00%, 01/15/51 - 02/15/51 (a)	4,425	4,627
		382,462
U.S. Treasury Bond 7.6%
Treasury, United States Department of
6.50%, 11/15/26	1,000	1,347
5.25%, 11/15/28	182	245
3.50%, 02/15/39	710	963
4.50%, 02/15/36 - 08/15/39	683	1,009
1.13%, 05/15/40 - 08/15/40	9,675	9,163
4.38%, 05/15/40	1,488	2,255
3.88%, 08/15/40	1,208	1,729
1.38%, 11/15/40 - 08/15/50	7,286	6,898
4.75%, 02/15/37 - 02/15/41	2,327	3,682
3.13%, 11/15/41 - 05/15/48	4,287	5,679
3.00%, 05/15/42 - 02/15/49	17,121	22,374
2.75%, 08/15/42 - 11/15/47	6,904	8,608
3.75%, 11/15/43	2,390	3,437
3.63%, 08/15/43 - 02/15/44	4,851	6,854
3.38%, 05/15/44 - 11/15/48	3,267	4,530
2.50%, 02/15/45 - 05/15/46	5,475	6,535
2.88%, 05/15/43 - 05/15/49	5,515	7,033
2.25%, 08/15/46 - 08/15/49	5,215	5,957
2.38%, 11/15/49	2,485	2,918
2.00%, 02/15/50	2,879	3,126
1.25%, 05/15/50	2,872	2,604
1.63%, 11/15/50	1,995	1,985
		108,931
U.S. Government Agency Obligations 1.5%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (b)	1,500	1,539
0.50%, 04/14/25 (b)	400	403
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (b)	225	224
Federal Home Loan Mortgage Corporation
2.38%, 01/13/22 (b)	1,300	1,330
0.13%, 07/25/22 (b)	500	500
0.38%, 04/20/23 - 05/05/23 (b)	1,250	1,256
2.75%, 06/19/23 (b)	500	532
0.25%, 06/08/22 - 12/04/23 (b)	3,700	3,707
6.75%, 09/15/29 (b) (c)	60	90
6.75%, 03/15/31 (b)	120	185
6.25%, 07/15/32 (b) (c)	205	317
Federal National Mortgage Association, Inc.
2.25%, 04/12/22 (b)	500	513
2.38%, 01/19/23 (b)	500	523
0.25%, 05/22/23 - 07/10/23 (b)	1,000	1,002
2.88%, 09/12/23 (b)	400	429
2.63%, 09/06/24 (b)	900	979
1.63%, 10/15/24 (b)	500	527
0.63%, 04/22/25 (b)	1,000	1,011
0.50%, 06/17/25 (b)	1,000	1,004
7.25%, 05/15/30 (b)	540	837
6.63%, 11/15/30 (b)	631	954
FHLBanks Office of Finance
2.50%, 02/13/24 (b)	1,000	1,071
2.88%, 09/13/24 (b)	800	877
3.25%, 11/16/28 (b)	750	892
5.50%, 07/15/36 (b)	700	1,080
		21,782
Sovereign 1.5%
Canada, Government of
1.63%, 01/22/25	200	209
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	587
6.55%, 03/14/37	250	379
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	225
4.13%, 11/20/45	200	249
5.10%, 06/18/50	100	140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
4.98%, 04/20/55	100	139
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	453
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23	300	328
3.60%, 01/30/25 (c)	230	256
3.75%, 01/11/28	400	451
8.30%, 08/15/31	300	457
4.75%, 04/27/32 - 03/08/44	856	1,022
5.55%, 01/21/45	500	656
4.60%, 01/23/46	250	292
5.75%, 10/12/10	100	133
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	117
7.13%, 02/09/24	250	300
2.88%, 10/16/24	300	327
Government of the Republic of Panama
4.00%, 09/22/24	400	443
6.70%, 01/26/36	400	593
4.50%, 04/16/50	600	771
Israel, Government of
4.00%, 06/30/22	500	527
5.50%, 04/26/24	142	166
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	284
7.63%, 03/29/41	250	443
Manitoba, Province of
3.05%, 05/14/24	350	380
Ministry of Defence State of Israel
2.75%, 07/03/30	400	441
3.38%, 01/15/50	200	221
4.50%, 04/03/20	300	397
Ontario, Government of
3.40%, 10/17/23	135	146
3.20%, 05/16/24	300	328
Presidencia de la Republica de Colombia
8.13%, 05/21/24	400	491
7.38%, 09/18/37	650	950
5.63%, 02/26/44	200	259
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	870
5.38%, 06/15/33	200	257
Tennessee Valley Authority
5.25%, 09/15/39 (b)	200	299
5.38%, 04/01/56 (b)	300	511
The Philippines, Government of
4.20%, 01/21/24	250	278
9.50%, 02/02/30	400	660
1.65%, 06/10/31	300	303
6.38%, 01/15/32	500	716
3.70%, 03/01/41	600	695
The Province of Alberta, Government of
3.30%, 03/15/28	200	230
The Province of British Columbia, Government of
6.50%, 01/15/26	70	89
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	417
2.85%, 02/14/30	600	645
5.35%, 02/11/49	200	274
The Republic of Korea, Government of
5.63%, 11/03/25	250	308
Urzad Rady Ministrow
5.00%, 03/23/22	500	528
3.00%, 03/17/23	500	527
		21,167
Commercial Mortgage-Backed Securities 1.0%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	562
Federal Home Loan Mortgage Corporation
Series A1-K032, REMIC, 3.02%, 02/25/23	88	90
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	587
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	531
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,093
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,106
Series A2-K047, REMIC, 3.33%, 05/25/25	500	557
Series A2-K062, REMIC, 3.41%, 12/25/26	500	573
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	1,000	1,205
Series A2-K087, REMIC, 3.77%, 12/25/28	500	598
Series A2-K092, REMIC, 3.30%, 04/25/29	400	466
Series A1-K099, REMIC, 2.26%, 06/25/29	392	421
Series A1-K106, REMIC, 1.78%, 10/25/29	496	520
Series A2-K103, REMIC, 2.65%, 11/25/29	600	675
Series A2-K117, REMIC, 1.41%, 08/25/30	500	510
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	760
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.55%, 04/25/23 (d)	87	89
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,367	1,493
Series 2017-A2-M2, REMIC, 2.80%, 02/25/27 (d)	1,000	1,111
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (d)	500	563
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (d)	500	585
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	345
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	316
		14,756
Municipal 0.8%
California, State of
3.50%, 04/01/28	80	93
7.55%, 04/01/39	300	527
7.30%, 10/01/39	150	248
Chicago Transit Authority
6.90%, 12/01/40	200	289
Connecticut, State of
5.85%, 03/15/32	125	175
Cook, County of
6.23%, 11/15/34	100	141
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	278
Dallas County Hospital District
5.62%, 08/15/44	300	441
Dallas Independent School District
6.45%, 02/15/35	300	304
District of Columbia, Government of
5.59%, 12/01/34	220	297
Illinois, State of
5.10%, 06/01/33	300	323
7.35%, 07/01/35	400	477
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	374
Los Angeles Unified School District
5.76%, 07/01/29	200	258
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	385
Metropolitan Transportation Commission
6.26%, 04/01/49	200	345
Municipal Electric Authority of Georgia
7.06%, 04/01/57	197	285
New Jersey Economic Development Authority
7.43%, 02/15/29	200	258
New Jersey Turnpike Authority
7.10%, 01/01/41	250	408
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	373
New York City Transitional Finance Authority
5.77%, 08/01/36	260	339
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	455
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	297
San Diego County Water Authority
6.14%, 05/01/49	260	406
State Public School Building Authority
5.00%, 09/15/27	300	364

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Texas A&M University
3.66%, 07/01/47	100	111
Texas Department of Transportation
5.18%, 04/01/30	400	516
Texas, State of
5.52%, 04/01/39	200	297
The Ohio State University
4.91%, 06/01/40	200	277
3.80%, 12/01/46	500	612
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	267
4.46%, 10/01/62	300	399
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	340
Wisconsin, State of
5.70%, 05/01/26	410	482
		11,441
Total Government And Agency Obligations (cost $941,412)		980,206
CORPORATE BONDS AND NOTES 29.2%
Financials 9.2%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	312
3.88%, 01/23/28	300	323
AFLAC Incorporated
3.63%, 06/15/23	200	216
Aktiebolaget Svensk Exportkredit
2.38%, 03/09/22	300	308
Ally Financial Inc.
3.88%, 05/21/24	300	329
5.80%, 05/01/25	250	298
8.00%, 11/01/31	300	440
American Express Company
2.65%, 12/02/22	500	522
3.00%, 10/30/24	400	437
4.05%, 12/03/42	400	511
American Express Credit Corporation
3.30%, 05/03/27	300	342
American International Group, Inc.
4.88%, 06/01/22	200	212
2.50%, 06/30/25	350	376
3.90%, 04/01/26	350	399
4.20%, 04/01/28	130	154
4.25%, 03/15/29	300	360
3.40%, 06/30/30	350	400
4.80%, 07/10/45	290	385
4.75%, 04/01/48	60	80
4.38%, 06/30/50	350	456
Aon Corporation
3.75%, 05/02/29	300	349
2.80%, 05/15/30	350	381
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	203
Ares Capital Corporation
4.25%, 03/01/25	300	325
Asian Development Bank
1.88%, 08/10/22 - 01/24/30	500	523
1.75%, 09/13/22	635	652
2.75%, 03/17/23 - 01/19/28	590	654
0.25%, 07/14/23	300	300
1.50%, 10/18/24	400	417
2.13%, 03/19/25	200	214
0.63%, 04/29/25	240	242
2.38%, 08/10/27	300	331
6.38%, 10/01/28	210	289
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	350
AXA
8.60%, 12/15/30	100	156
Banco Santander, S.A.
3.13%, 02/23/23 (e)	400	421
2.75%, 05/28/25 (e)	400	428
3.80%, 02/23/28 (e)	400	452
Bank of America Corporation
2.82%, 07/21/23	800	831
3.00%, 12/20/23	1,300	1,368
3.86%, 07/23/24	140	152
4.20%, 08/26/24	750	841
4.00%, 04/01/24 - 01/22/25	450	501
3.46%, 03/15/25	400	435
2.46%, 10/22/25	400	427
1.32%, 06/19/26	165	169
4.25%, 10/22/26	750	878
1.20%, 10/24/26	300	305
3.59%, 07/21/28	750	851
3.97%, 03/05/29	150	175
4.27%, 07/23/29	170	202
3.19%, 07/23/30	300	335
2.88%, 10/22/30	400	439
2.50%, 02/13/31	185	196
2.59%, 04/29/31	250	268
1.90%, 07/23/31	150	151
1.92%, 10/24/31	300	304
4.24%, 04/24/38	120	149
2.68%, 06/19/41	165	171
4.44%, 01/20/48	120	158
3.95%, 01/23/49	75	93
4.33%, 03/15/50	300	390
2.83%, 10/24/51	200	208
Bank of Montreal
2.90%, 03/26/22 (e)	400	413
0.45%, 12/08/23	500	501
3.80%, 12/15/32 (e)	300	339
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	312
Barclays PLC
1.70%, 05/12/22 (e)	350	356
3.65%, 03/16/25 (e)	400	441
5.25%, 08/17/45	250	346
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	264
4.20%, 08/15/48	135	177
2.85%, 10/15/50	200	215
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	246
BlackRock, Inc.
3.38%, 06/01/22	350	365
2.40%, 04/30/30	200	218
BNP Paribas
4.25%, 10/15/24	250	281
BPCE
4.00%, 04/15/24	200	221
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	325
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	278
Brookfield Financial, Inc.
3.90%, 01/25/28	150	172
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (e)	200	212
0.95%, 10/23/25 (e)	300	304
Capital One Financial Corporation
3.50%, 06/15/23	550	590
4.20%, 10/29/25	500	568
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	403
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	525
4.35%, 11/03/45	150	203
Cincinnati Financial Corporation
6.13%, 11/01/34	100	139
Citigroup Inc.
4.50%, 01/14/22	750	782
2.75%, 04/25/22	500	515
4.05%, 07/30/22	400	423
1.68%, 05/15/24	500	515
5.50%, 09/13/25	300	360
3.11%, 04/08/26	250	274

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
3.20%, 10/21/26	780	871
3.89%, 01/10/28	160	184
3.67%, 07/24/28	450	511
4.13%, 07/25/28	250	291
4.08%, 04/23/29	115	135
6.63%, 06/15/32	300	425
5.88%, 01/30/42	489	741
4.75%, 05/18/46	200	265
4.28%, 04/24/48	60	78
4.65%, 07/23/48	140	192
Citizens Financial Group, Inc.
2.64%, 09/30/32 (f)	300	316
CME Group Inc.
3.00%, 03/15/25	200	219
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	570
5.25%, 08/04/45	250	356
Corporacion Andina de Fomento
4.38%, 06/15/22	750	787
Credit Suisse (USA), Inc.
3.63%, 09/09/24	250	278
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	349
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	250	258
2.95%, 04/09/25	250	274
Deutsche Bank Aktiengesellschaft
3.95%, 02/27/23 (e)	500	530
3.55%, 09/18/31 (e)	300	326
Diamond Finance International Limited
6.02%, 06/15/26 (f) (g)	425	518
8.10%, 07/15/36 (f) (g)	145	213
8.35%, 07/15/46 (f) (g)	120	181
Discover Bank
4.25%, 03/13/26	200	230
2.70%, 02/06/30	250	266
Equitable Holdings, Inc.
4.35%, 04/20/28	85	100
5.00%, 04/20/48	100	130
ERP Operating Limited Partnership
2.50%, 02/15/30	200	214
European Bank for Reconstruction and Development
0.25%, 07/10/23	300	300
0.50%, 05/19/25	500	502
European Investment Bank
2.38%, 06/15/22	500	516
1.38%, 09/06/22 - 05/15/23	1,250	1,277
2.00%, 12/15/22	500	518
2.50%, 03/15/23	400	420
2.25%, 03/15/22 - 06/24/24	790	833
1.88%, 02/10/25	600	637
1.63%, 03/14/25	210	221
0.38%, 12/15/25	225	224
Fifth Third Bancorp
8.25%, 03/01/38	300	507
FS KKR Capital Corp.
3.40%, 01/15/26	400	398
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	556
4.42%, 11/15/35	950	1,132
General Motors Financial Company, Inc.
3.55%, 07/08/22	300	313
4.15%, 06/19/23	500	537
4.00%, 01/15/25	200	220
2.90%, 02/26/25	200	213
HSBC Holdings PLC
3.26%, 03/13/23	900	930
4.25%, 03/14/24	150	166
3.80%, 03/11/25 (e)	400	437
3.97%, 05/22/30	300	346
7.63%, 05/17/32	650	953
6.10%, 01/14/42	300	453
ING Groep N.V.
3.55%, 04/09/24 (e)	300	328
Inter-American Development Bank
2.13%, 01/18/22 - 01/15/25	1,500	1,554
1.75%, 04/14/22 - 03/14/25	560	577
2.50%, 01/18/23	500	523
0.63%, 07/15/25	500	504
4.38%, 01/24/44	100	149
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	329
2.10%, 06/15/30	400	416
2.65%, 09/15/40	80	82
4.25%, 09/21/48	75	95
3.00%, 06/15/50 - 09/15/60	485	512
International Bank for Reconstruction and Development
1.63%, 02/10/22 - 01/15/25	600	618
1.88%, 10/07/22	500	515
7.63%, 01/19/23	800	921
0.63%, 04/22/25	430	434
0.38%, 07/28/25	300	299
0.50%, 10/28/25	500	501
2.50%, 07/29/25 - 11/22/27	1,340	1,488
International Finance Corporation
2.00%, 10/24/22	500	516
1.38%, 10/16/24	400	415
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	439
Jefferies Group LLC
4.15%, 01/23/30	150	175
John Deere Capital Corporation
2.05%, 01/09/25 (c)	300	317
2.45%, 01/09/30	500	545
JPMorgan Chase & Co.
3.20%, 01/25/23	500	529
2.78%, 04/25/23	900	929
3.38%, 05/01/23	750	801
3.63%, 05/13/24	250	276
1.51%, 06/01/24	400	411
3.80%, 07/23/24	130	141
3.13%, 01/23/25	305	334
2.30%, 10/15/25	235	249
2.08%, 04/22/26	250	264
8.00%, 04/29/27	200	278
3.54%, 05/01/28	300	343
2.18%, 06/01/28	500	530
3.51%, 01/23/29	200	228
4.01%, 04/23/29	150	176
4.20%, 07/23/29	640	762
2.74%, 10/15/30	220	239
2.52%, 04/22/31	405	435
2.96%, 05/13/31	350	383
1.76%, 11/19/31	85	86
5.60%, 07/15/41	800	1,203
2.53%, 11/19/41	90	92
3.96%, 11/15/48	200	251
3.90%, 01/23/49	105	132
3.11%, 04/22/41 - 04/22/51	700	779
KeyBank National Association
0.42%, 01/03/24	300	300
KeyCorp
2.25%, 04/06/27	250	267
KfW
2.63%, 01/25/22	700	718
2.50%, 02/15/22 - 11/20/24	1,200	1,277
2.13%, 03/07/22 (c)	290	297
2.13%, 06/15/22	240	247
2.38%, 12/29/22	300	313
1.63%, 02/15/23	600	618
2.00%, 05/02/25	680	727
0.38%, 07/18/25	275	275
0.00%, 06/29/37 (h)	150	118
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	446

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Lazard Group LLC
4.38%, 03/11/29	300	351
Lincoln National Corporation
4.00%, 09/01/23	500	545
Lloyds Banking Group PLC
3.90%, 03/12/24 (e)	300	330
3.87%, 07/09/25 (e)	250	276
4.65%, 03/24/26	500	576
4.34%, 01/09/48	500	614
LYB International Finance B.V.
5.25%, 07/15/43	300	390
Markel Corporation
4.15%, 09/17/50	300	377
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	94
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	365
MetLife, Inc.
3.60%, 04/10/24	250	274
5.70%, 06/15/35	100	147
6.40%, 12/15/36	100	129
5.88%, 02/06/41	300	458
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	325
3.85%, 03/01/26	500	575
4.29%, 07/26/38	300	381
Mizuho Financial Group Inc
3.55%, 03/05/23	300	319
4.02%, 03/05/28	500	585
2.20%, 07/10/31	200	207
Morgan Stanley
3.13%, 01/23/23	150	158
3.75%, 02/25/23	300	322
3.70%, 10/23/24	500	557
4.00%, 07/23/25	750	858
0.86%, 10/21/25	300	302
6.25%, 08/09/26	200	255
4.35%, 09/08/26	650	764
3.63%, 01/20/27	600	687
2.70%, 01/22/31	185	201
6.38%, 07/24/42	300	489
4.38%, 01/22/47	200	272
Nasdaq, Inc.
1.65%, 01/15/31 (g)	300	296
2.50%, 12/21/40 (g)	300	297
National Australia Bank Limited
2.50%, 07/12/26	500	544
Nomura Holdings, Inc.
2.65%, 01/16/25	200	213
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	401
Northern Trust Corporation
3.95%, 10/30/25	250	289
ORIX Corporation
3.70%, 07/18/27	200	226
Owl Rock Capital Corporation
3.40%, 07/15/26	400	406
PNC Bank, National Association
4.20%, 11/01/25	300	345
Prudential Financial, Inc.
3.50%, 05/15/24	500	549
5.20%, 03/15/44	250	267
4.60%, 05/15/44	150	196
3.91%, 12/07/47	313	378
4.35%, 02/25/50	300	393
3.70%, 03/13/51	300	359
Royal Bank of Canada
1.60%, 04/17/23 (e)	250	257
S&P Global Inc.
2.50%, 12/01/29	200	216
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	566
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	559
Signature Bank
4.00%, 10/15/30	300	302
State Street Corporation
3.10%, 05/15/23	500	531
3.03%, 11/01/34	230	252
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	545
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	100	105
3.45%, 01/11/27	150	168
3.54%, 01/17/28	200	226
3.04%, 07/16/29	300	332
SunTrust Banks, Inc.
2.80%, 05/17/22	500	516
Synchrony Financial
4.25%, 08/15/24	250	276
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	206
The Allstate Corporation
3.15%, 06/15/23	400	427
The Bank of Nova Scotia
2.00%, 11/15/22 (e)	580	599
1.63%, 05/01/23 (e)	250	257
The Charles Schwab Corporation
1.65%, 03/11/31	300	303
The Export-Import Bank of Korea
3.25%, 11/10/25	400	447
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	250	264
3.63%, 01/22/23	800	853
2.91%, 07/24/23	500	519
3.75%, 05/22/25	1,000	1,121
4.25%, 10/21/25	500	572
3.85%, 01/26/27	110	125
3.81%, 04/23/29	150	173
2.60%, 02/07/30	500	537
6.75%, 10/01/37	350	532
4.41%, 04/23/39	90	115
6.25%, 02/01/41	250	391
4.75%, 10/21/45	230	319
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	112
The Korea Development Bank
3.38%, 09/16/25	500	561
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	532
3.15%, 05/19/27	400	448
3.45%, 04/23/29	200	231
2.55%, 01/22/30 (c)	400	437
The Progressive Corporation
4.35%, 04/25/44	200	264
4.13%, 04/15/47	50	66
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (e)	200	208
3.88%, 09/12/23	300	325
4.27%, 03/22/25 (e)	400	442
The Toronto-Dominion Bank
1.90%, 12/01/22 (e)	300	309
0.45%, 09/11/23 (e)	400	401
0.75%, 09/11/25 (e)	400	401
The Travelers Companies, Inc.
6.38%, 03/15/33	200	299
4.00%, 05/30/47	100	130
Toyota Motor Credit Corporation
0.80%, 10/16/25	300	302
Truist Bank
3.63%, 09/16/25	500	561
Truist Financial Corporation
2.50%, 08/01/24	325	346
U.S. Bancorp
2.95%, 07/15/22	400	415

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
3.15%, 04/27/27	500	563
1.38%, 07/22/30	100	100
U.S. Bank National Association
2.80%, 01/27/25	500	544
Unum Group
4.50%, 12/15/49	300	317
Wells Fargo & Company
3.50%, 03/08/22	500	518
3.07%, 01/24/23	220	226
2.16%, 02/11/26	160	168
3.00%, 02/19/25 - 10/23/26	1,740	1,916
4.10%, 06/03/26	200	229
3.58%, 05/22/28	250	283
4.15%, 01/24/29	130	154
2.57%, 02/11/31	360	382
5.38%, 02/07/35	250	343
3.07%, 04/30/41	600	653
5.61%, 01/15/44	350	495
4.90%, 11/17/45	250	331
4.75%, 12/07/46	200	262
Westpac Banking Corporation
2.75%, 01/11/23	200	210
2.85%, 05/13/26	90	100
2.70%, 08/19/26	250	276
3.40%, 01/25/28	200	230
4.11%, 07/24/34 (e)	500	567
4.42%, 07/24/39 (e)	50	64
Willis North America Inc.
3.88%, 09/15/49	300	367
		130,991
Health Care 3.3%
Abbott Laboratories
2.95%, 03/15/25	250	274
1.40%, 06/30/30	300	304
6.00%, 04/01/39	100	155
4.75%, 04/15/43	200	281
AbbVie Inc.
3.25%, 10/01/22	500	521
2.90%, 11/06/22	400	418
2.60%, 11/21/24	400	429
3.80%, 03/15/25	400	447
3.60%, 05/14/25	140	156
4.25%, 11/14/28 - 11/21/49	400	497
3.20%, 05/14/26 - 11/21/29	550	616
4.50%, 05/14/35	180	226
4.30%, 05/14/36	115	141
4.05%, 11/21/39	400	485
4.63%, 10/01/42	500	628
4.45%, 05/14/46	140	178
4.88%, 11/14/48	100	136
Aetna Inc.
3.50%, 11/15/24	200	219
6.63%, 06/15/36	150	221
4.13%, 11/15/42	200	236
Amgen Inc.
2.65%, 05/11/22	200	206
2.60%, 08/19/26	180	196
2.45%, 02/21/30	80	86
2.30%, 02/25/31	350	372
3.15%, 02/21/40	265	289
3.38%, 02/21/50	265	295
4.66%, 06/15/51	408	551
Anthem, Inc.
3.30%, 01/15/23	300	317
3.50%, 08/15/24	500	548
2.25%, 05/15/30	350	369
4.65%, 01/15/43	200	261
4.38%, 12/01/47	80	104
3.13%, 05/15/50	350	382
AstraZeneca PLC
3.38%, 11/16/25	115	129
1.38%, 08/06/30	80	79
6.45%, 09/15/37	250	383
4.38%, 11/16/45 - 08/17/48	130	174
Baxalta Incorporated
4.00%, 06/23/25	250	282
5.25%, 06/23/45	60	83
Becton, Dickinson and Company
3.73%, 12/15/24	193	214
3.70%, 06/06/27	300	344
Biogen Inc.
4.05%, 09/15/25	440	504
Boston Scientific Corporation
3.85%, 05/15/25	102	115
1.90%, 06/01/25	400	418
Bristol-Myers Squibb Company
2.00%, 08/01/22 (c)	300	308
2.90%, 07/26/24	270	293
3.88%, 08/15/25	220	251
3.90%, 02/20/28	200	237
3.40%, 07/26/29	240	279
1.45%, 11/13/30	90	90
4.13%, 06/15/39	100	128
3.25%, 02/20/23 - 08/01/42	660	752
4.63%, 05/15/44	250	339
4.35%, 11/15/47	70	94
4.55%, 02/20/48	90	125
4.25%, 10/26/49	190	256
2.55%, 11/13/50	85	87
Cardinal Health, Inc.
2.62%, 06/15/22	200	206
3.75%, 09/15/25	100	113
3.41%, 06/15/27	200	226
Cigna Holding Company
3.75%, 07/15/23	113	122
3.50%, 06/15/24	300	328
3.40%, 03/01/27	400	451
4.38%, 10/15/28	210	253
4.80%, 08/15/38 - 07/15/46	820	1,068
3.88%, 10/15/47	60	71
4.90%, 12/15/48	160	219
Cottage Health
3.30%, 11/01/49	300	336
CVS Health Corporation
3.50%, 07/20/22	500	522
3.70%, 03/09/23	127	136
4.10%, 03/25/25	400	453
2.88%, 06/01/26	200	220
4.30%, 03/25/28	620	736
3.25%, 08/15/29	600	676
1.75%, 08/21/30	95	95
2.70%, 08/21/40	70	71
5.13%, 07/20/45	500	668
5.05%, 03/25/48	470	636
Eli Lilly and Company
3.38%, 03/15/29	500	580
2.25%, 05/15/50	500	491
2.50%, 09/15/60	300	300
Gilead Sciences, Inc.
1.95%, 03/01/22	200	203
3.65%, 03/01/26	750	851
2.95%, 03/01/27	550	606
1.20%, 10/01/27	210	211
1.65%, 10/01/30	400	400
2.60%, 10/01/40	100	101
4.15%, 03/01/47	150	183
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	527
3.38%, 05/15/23	135	145
3.88%, 05/15/28	120	143
HCA Inc.
5.00%, 03/15/24	350	393
4.13%, 06/15/29	100	116
5.13%, 06/15/39	50	64
5.50%, 06/15/47	300	397
5.25%, 06/15/49	100	132
Humana Inc.
4.95%, 10/01/44	200	270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Johnson & Johnson
3.63%, 03/03/37	100	123
5.95%, 08/15/37	250	387
4.50%, 12/05/43	100	139
3.50%, 01/15/48	50	62
2.45%, 03/01/26 - 09/01/60	850	901
Laboratory Corporation of America Holdings
3.20%, 02/01/22	500	514
McKesson Corporation
2.85%, 03/15/23	500	522
4.88%, 03/15/44	60	75
MedStar Health, Inc.
3.63%, 08/15/49	200	229
Medtronic, Inc.
3.50%, 03/15/25	147	165
4.38%, 03/15/35	200	270
4.63%, 03/15/45	284	403
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	196
4.20%, 07/01/55	250	334
Merck & Co., Inc.
2.40%, 09/15/22	400	412
3.90%, 03/07/39	50	63
2.35%, 02/10/22 - 06/24/40	305	313
3.60%, 09/15/42	200	245
3.70%, 02/10/45	250	311
4.00%, 03/07/49	80	106
2.45%, 06/24/50	70	72
Mylan Inc
4.20%, 11/29/23	400	437
Mylan N.V.
5.25%, 06/15/46	85	111
Northwell Health, Inc.
3.98%, 11/01/46	500	580
Novartis Capital Corporation
2.00%, 02/14/27	400	426
2.20%, 08/14/30	95	102
4.40%, 05/06/44	200	275
2.75%, 08/14/50	65	71
Pfizer Inc.
0.80%, 05/28/25	300	304
2.75%, 06/03/26	475	525
6.60%, 12/01/28 (i)	50	69
2.55%, 05/28/40	300	320
4.40%, 05/15/44	650	870
4.20%, 09/15/48	50	67
4.00%, 03/15/49	65	85
Providence St. Joseph Health
3.74%, 10/01/47	350	413
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	332
Stryker Corporation
3.50%, 03/15/26	250	283
4.10%, 04/01/43	200	246
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	389
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	278
5.30%, 02/01/44	200	290
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	307
UnitedHealth Group Incorporated
2.88%, 03/15/22	900	922
3.88%, 12/15/28	200	239
5.80%, 03/15/36	150	221
3.50%, 08/15/39	500	590
4.75%, 07/15/45	110	154
4.20%, 01/15/47	150	198
3.75%, 07/15/25 - 10/15/47	200	233
4.25%, 06/15/48	80	106
4.45%, 12/15/48	60	82
Wyeth LLC
5.95%, 04/01/37	250	375
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	206
3.55%, 04/01/25	200	221
Zoetis Inc.
2.00%, 05/15/30	200	207
		46,603
Communication Services 2.6%
Alphabet Inc.
0.45%, 08/15/25	250	250
2.00%, 08/15/26	300	321
1.10%, 08/15/30	280	276
1.90%, 08/15/40	75	73
2.25%, 08/15/60	225	215
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	151
4.38%, 07/16/42	200	249
AT&T Inc.
3.00%, 06/30/22	150	155
2.30%, 06/01/27	1,000	1,066
4.35%, 03/01/29 - 06/15/45	655	764
2.55%, 12/01/33 (f)	751	772
4.85%, 07/15/45	90	111
4.75%, 05/15/46	200	248
4.50%, 05/15/35 - 03/09/48	1,606	1,930
3.65%, 06/01/51	500	523
3.65%, 09/15/59 (f)	206	207
3.50%, 02/01/61	400	395
British Telecommunications Public Limited Company
9.63%, 12/15/30 (g) (i)	250	414
Charter Communications Operating, LLC
4.91%, 07/23/25	1,140	1,324
5.38%, 04/01/38	400	503
6.48%, 10/23/45	210	297
5.75%, 04/01/48	100	130
4.80%, 03/01/50	200	237
Comcast Corporation
3.70%, 04/15/24	285	314
3.38%, 08/15/25	290	323
4.15%, 10/15/28	650	781
1.50%, 02/15/31	850	840
4.20%, 08/15/34	500	626
6.50%, 11/15/35	100	154
6.95%, 08/15/37	250	399
3.90%, 03/01/38	70	85
4.75%, 03/01/44	300	410
4.00%, 08/15/47 - 03/01/48	410	511
4.70%, 10/15/48	365	507
2.45%, 08/15/52	750	728
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (g) (i)	300	473
Discovery Communications, LLC
3.95%, 03/20/28	105	120
5.20%, 09/20/47	75	98
Fox Corporation
5.48%, 01/25/39	65	89
5.58%, 01/25/49	80	117
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	122
5.00%, 05/13/45	300	362
NBCUniversal Media, LLC
6.40%, 04/30/40	250	391
Orange SA
5.38%, 01/13/42	100	142
5.50%, 02/06/44	300	436
RELX Capital Inc.
4.00%, 03/18/29	300	355
Rogers Communications Inc.
3.63%, 12/15/25	300	339
3.70%, 11/15/49	500	584
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	445
6.75%, 06/15/39	300	428
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	402
Telefonica Europe B.V.
8.25%, 09/15/30	500	761

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	250	278
The Walt Disney Company
3.00%, 09/15/22	350	366
1.75%, 08/30/24	150	156
2.00%, 09/01/29	625	653
6.20%, 12/15/34	50	76
2.75%, 09/01/49	225	239
3.60%, 01/13/51	300	364
3.80%, 05/13/60	650	820
T-Mobile USA, Inc.
3.50%, 04/15/25 (f)	340	376
1.50%, 02/15/26 (f)	600	615
2.05%, 02/15/28 (f)	900	936
3.88%, 04/15/30 (f)	435	503
2.55%, 02/15/31 (f)	400	420
2.25%, 11/15/31 (f)	300	308
4.38%, 04/15/40 (f)	110	134
3.00%, 02/15/41 (f)	300	311
4.50%, 04/15/50 (f)	160	198
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	75
Verizon Communications Inc.
5.15%, 09/15/23	250	282
3.38%, 02/15/25	223	247
4.13%, 03/16/27	300	354
4.33%, 09/21/28	400	481
4.02%, 12/03/29	982	1,165
1.75%, 01/20/31	130	129
4.50%, 08/10/33	180	227
2.65%, 11/20/40	180	182
4.86%, 08/21/46	850	1,140
5.01%, 04/15/49	260	360
2.99%, 10/30/56 (f)	232	233
3.00%, 11/20/60	245	246
Viacom Inc.
3.88%, 04/01/24	156	170
7.88%, 07/30/30	125	186
4.38%, 03/15/43	300	354
ViacomCBS Inc.
4.00%, 01/15/26	500	571
4.85%, 07/01/42	150	186
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	263
7.88%, 02/15/30 (g)	200	296
5.00%, 05/30/38	60	78
5.25%, 05/30/48	175	243
4.25%, 09/17/50	75	93
5.13%, 06/19/59	110	151
		36,418
Information Technology 2.4%
Adobe Inc.
2.30%, 02/01/30	200	216
Apple Inc.
2.50%, 02/09/22	200	205
2.30%, 05/11/22	160	164
1.70%, 09/11/22	300	307
2.40%, 05/03/23	650	682
0.75%, 05/11/23	300	304
3.45%, 05/06/24	400	440
1.80%, 09/11/24	135	142
1.13%, 05/11/25	250	257
2.45%, 08/04/26	320	348
3.35%, 02/09/27	400	455
3.20%, 05/11/27	150	170
3.00%, 11/13/27	620	699
2.20%, 09/11/29	300	323
1.65%, 05/11/30	250	257
4.65%, 02/23/46	300	431
4.25%, 02/09/47	60	81
3.75%, 09/12/47 - 11/13/47	160	201
2.95%, 09/11/49	300	334
2.65%, 05/11/50	250	265
2.55%, 08/20/60	155	159
Applied Materials, Inc.
3.90%, 10/01/25	350	401
Autodesk, Inc.
4.38%, 06/15/25	500	572
Broadcom Corporation
2.65%, 01/15/23	300	311
3.13%, 01/15/25	300	324
3.50%, 01/15/28	300	330
Broadcom Inc.
2.25%, 11/15/23	100	104
4.70%, 04/15/25	250	286
3.15%, 11/15/25	100	109
3.46%, 09/15/26	521	578
4.75%, 04/15/29	200	239
5.00%, 04/15/30	250	304
4.15%, 11/15/30	100	116
4.30%, 11/15/32	350	415
Cisco Systems, Inc.
3.00%, 06/15/22	100	104
3.63%, 03/04/24	300	330
3.50%, 06/15/25	100	113
2.50%, 09/20/26	400	439
Corning Incorporated
5.75%, 08/15/40	95	128
3.90%, 11/15/49	300	363
4.38%, 11/15/57	40	49
Dell International L.L.C.
5.85%, 07/15/25 (f)	250	299
6.20%, 07/15/30 (f)	250	323
DXC Technology Company
4.75%, 04/15/27	30	34
Fidelity National Information Services, Inc.
3.50%, 04/15/23	106	113
Fiserv, Inc.
2.75%, 07/01/24	190	204
3.50%, 07/01/29	190	218
4.40%, 07/01/49	100	133
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	275
4.65%, 10/01/24	250	284
4.90%, 10/15/25 (i)	180	211
6.35%, 10/15/45 (i)	90	119
HP Inc.
4.05%, 09/15/22	300	318
Intel Corporation
2.70%, 12/15/22	200	209
2.88%, 05/11/24	100	108
3.70%, 07/29/25	500	565
3.15%, 05/11/27	150	168
2.45%, 11/15/29	250	270
4.25%, 12/15/42	200	254
4.10%, 05/11/47	150	189
3.73%, 12/08/47	120	142
3.25%, 11/15/49	80	89
International Business Machines Corporation
3.00%, 05/15/24	300	325
7.00%, 10/30/25	200	259
3.45%, 02/19/26	135	153
3.50%, 05/15/29	210	243
5.88%, 11/29/32	100	143
4.15%, 05/15/39	500	633
4.00%, 06/20/42	200	248
4.25%, 05/15/49	150	196
Jabil Inc.
4.70%, 09/15/22	300	320
Keysight Technologies, Inc.
4.55%, 10/30/24	300	339
KLA Corporation
3.30%, 03/01/50	300	339
MasterCard Incorporated
3.85%, 03/26/50	300	387
Micron Technology, Inc.
2.50%, 04/24/23	250	261
Microsoft Corporation
2.40%, 02/06/22	240	245

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
2.38%, 02/12/22	400	409
3.13%, 11/03/25	680	758
3.30%, 02/06/27	450	512
4.20%, 11/03/35	210	276
2.53%, 06/01/50	377	397
3.95%, 08/08/56	524	715
4.50%, 02/06/57	240	356
2.68%, 06/01/60	179	193
Motorola Solutions, Inc.
4.60%, 05/23/29	300	360
NVIDIA Corporation
3.50%, 04/01/40	300	359
NXP B.V.
5.55%, 12/01/28 (f)	100	126
Oracle Corporation
2.50%, 05/15/22	500	513
2.63%, 02/15/23	200	209
3.63%, 07/15/23	400	433
2.65%, 07/15/26	500	546
3.25%, 11/15/27	210	239
3.90%, 05/15/35	350	429
3.80%, 11/15/37	200	240
3.60%, 04/01/40	400	469
4.50%, 07/08/44	200	260
4.13%, 05/15/45	200	248
4.38%, 05/15/55	660	870
Paypal Holdings, Inc.
2.20%, 09/26/22	250	258
1.65%, 06/01/25	600	627
2.85%, 10/01/29	100	111
2.30%, 06/01/30	460	492
3.25%, 06/01/50	200	229
Qualcomm Incorporated
3.45%, 05/20/25	150	167
3.25%, 05/20/27	300	340
4.65%, 05/20/35	60	80
4.80%, 05/20/45	90	127
Texas Instruments Incorporated
4.15%, 05/15/48	75	100
Visa Inc.
3.15%, 12/14/25	305	342
1.10%, 02/15/31	300	295
2.70%, 04/15/40	400	437
4.30%, 12/14/45	205	279
3.65%, 09/15/47	45	57
2.00%, 08/15/50	280	266
VMware, Inc.
4.50%, 05/15/25 (g)	250	286
4.70%, 05/15/30 (g)	250	301
		34,382
Energy 2.3%
Baker Hughes Holdings LLC
4.49%, 05/01/30	500	599
Baker Hughes, a GE Company, LLC
2.77%, 12/15/22	500	522
3.34%, 12/15/27	400	448
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	208
BP Capital Markets America Inc.
3.63%, 04/06/30	750	873
2.94%, 06/04/51	85	87
BP Capital Markets P.L.C.
3.06%, 03/17/22	200	206
3.81%, 02/10/24	500	548
3.28%, 09/19/27	90	101
Burlington Resources Finance Co
7.20%, 08/15/31	100	149
Canadian Natural Resources Limited
5.85%, 02/01/35	150	190
6.25%, 03/15/38	150	201
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	209
Chevron Corporation
3.19%, 06/24/23	500	531
2.95%, 05/16/26	110	122
2.24%, 05/11/30	180	193
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	39
CNOOC Limited
3.00%, 05/09/23	400	416
4.25%, 05/09/43	300	341
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	65
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	136
Conoco Funding Company
7.25%, 10/15/31	75	112
ConocoPhillips
6.95%, 04/15/29	200	280
Devon Energy Corporation
5.85%, 12/15/25	57	67
Ecopetrol S.A.
5.88%, 09/18/23	600	669
4.13%, 01/16/25	250	273
Enable Midstream Partners, LP
3.90%, 05/15/24	200	204
4.95%, 05/15/28	300	307
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	285
Energy Transfer LP
4.75%, 01/15/26	350	394
4.95%, 06/15/28	650	742
3.75%, 05/15/30	250	269
7.50%, 07/01/38	200	259
6.50%, 02/01/42	150	183
6.00%, 06/15/48	50	59
6.25%, 04/15/49	90	109
5.00%, 05/15/50	200	216
Enterprise Products Operating LLC
3.70%, 02/15/26	350	396
2.80%, 01/31/30	250	271
6.88%, 03/01/33	25	35
6.45%, 09/01/40	100	142
4.45%, 02/15/43	150	178
4.95%, 10/15/54	300	373
3.95%, 01/31/60	100	110
4.88%, 08/16/77 (d)	500	480
EOG Resources, Inc.
2.63%, 03/15/23	200	209
3.15%, 04/01/25	200	219
Equinor ASA
3.15%, 01/23/22	200	206
3.70%, 03/01/24	200	220
3.13%, 04/06/30	300	340
3.95%, 05/15/43	300	360
Exxon Mobil Corporation
1.57%, 04/15/23	250	257
3.04%, 03/01/26	315	349
2.28%, 08/16/26	150	161
2.61%, 10/15/30 (e)	360	393
3.00%, 08/16/39	300	322
4.11%, 03/01/46	205	253
3.10%, 08/16/49	200	214
3.45%, 04/15/51	395	450
Halliburton Company
3.80%, 11/15/25	150	168
7.45%, 09/15/39	250	358
5.00%, 11/15/45	120	143
Hess Corporation
7.30%, 08/15/31	23	30
5.60%, 02/15/41	400	488
HollyFrontier Corporation
5.88%, 04/01/26	240	267
Husky Energy Inc.
4.40%, 04/15/29	200	222
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	321
5.00%, 03/01/43	300	352
5.40%, 09/01/44	250	310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Kinder Morgan, Inc.
5.30%, 12/01/34	350	429
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	280
Marathon Petroleum Corporation
3.80%, 04/01/28	200	222
6.50%, 03/01/41	300	402
MPLX LP
4.88%, 06/01/25	250	288
4.50%, 04/15/38	105	120
5.20%, 03/01/47	560	681
5.50%, 02/15/49	80	104
4.90%, 04/15/58	110	128
Noble Energy, Inc.
3.90%, 11/15/24	35	39
ONEOK Partners, L.P.
3.38%, 10/01/22	250	260
6.65%, 10/01/36	150	190
ONEOK, Inc.
7.50%, 09/01/23	200	231
4.00%, 07/13/27	200	222
4.55%, 07/15/28	50	57
Phillips 66
4.30%, 04/01/22	500	524
4.65%, 11/15/34	250	301
Phillips 66 Partners LP
4.90%, 10/01/46	150	169
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	197
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	343
5.00%, 03/15/27	100	118
4.20%, 03/15/28	300	344
4.50%, 05/15/30 (e) (f)	250	296
Shell International Finance B.V.
2.00%, 11/07/24	300	316
3.25%, 05/11/25 - 04/06/50	480	537
2.38%, 04/06/25 - 11/07/29	550	589
2.75%, 04/06/30	250	276
4.13%, 05/11/35	200	249
6.38%, 12/15/38	200	311
4.38%, 05/11/45	260	342
4.00%, 05/10/46	155	193
3.13%, 11/07/49	200	220
Suncor Energy Inc.
4.00%, 11/15/47	340	383
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	312
5.40%, 10/01/47	90	100
The Williams Companies, Inc.
3.50%, 11/15/30	250	283
Total Capital Canada Ltd.
2.75%, 07/15/23	300	318
Total Capital International
2.70%, 01/25/23	500	524
3.46%, 07/12/49	50	57
TransCanada PipeLines Limited
4.10%, 04/15/30	250	296
6.20%, 10/15/37	100	140
5.00%, 10/16/43	150	188
4.88%, 01/15/26 - 05/15/48	410	493
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	277
Valero Energy Corporation
3.65%, 03/15/25	250	273
Valero Energy Partners LP
4.38%, 12/15/26	200	230
Williams Partners L.P.
4.00%, 09/15/25	350	396
3.75%, 06/15/27	300	340
6.30%, 04/15/40	200	266
		33,063
Utilities 2.2%
AEP Texas Inc.
2.40%, 10/01/22	353	364
3.45%, 01/15/50	10	11
Alabama Power Company
6.00%, 03/01/39	250	369
4.30%, 01/02/46	250	321
3.70%, 12/01/47	200	242
Ameren Illinois Company
3.25%, 03/01/25	250	275
3.70%, 12/01/47	300	365
American Water Capital Corp.
3.75%, 09/01/47	100	122
Appalachian Power Company
3.70%, 05/01/50	400	479
Arizona Public Service Company
4.50%, 04/01/42	100	127
Atmos Energy Corporation
1.50%, 01/15/31	300	300
4.13%, 10/15/44	300	374
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	188
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	210
3.25%, 04/15/28	200	227
6.13%, 04/01/36	400	591
3.80%, 07/15/48	100	119
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	218
CMS Energy Corporation
4.75%, 06/01/50	300	338
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	412
5.70%, 06/15/40	100	141
3.88%, 06/15/47	300	355
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	215
3.00%, 11/15/29	150	166
3.90%, 11/15/49	150	176
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	314
Dominion Energy, Inc.
2.85%, 08/15/26	350	385
3.38%, 04/01/30	250	284
7.00%, 06/15/38	200	302
DTE Electric Company
3.38%, 03/01/25	200	221
2.63%, 03/01/31	250	276
2.95%, 03/01/50	400	444
DTE Energy Company
0.55%, 11/01/22	300	301
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	857
5.30%, 02/15/40	300	426
3.70%, 12/01/47	200	239
3.20%, 08/15/49	500	566
Duke Energy Florida, LLC
3.40%, 10/01/46	60	68
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	354
Duke Energy Progress, LLC
4.20%, 08/15/45	250	316
Edison International
3.13%, 11/15/22	300	312
Eversource Energy
3.80%, 12/01/23	100	109
2.90%, 10/01/24	300	324
3.30%, 01/15/28	200	224
Exelon Corporation
3.95%, 06/15/25	150	170
4.95%, 06/15/35	250	316
Exelon Generation Company, LLC
4.25%, 06/15/22	375	391

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Florida Power & Light Company
3.70%, 12/01/47	40	50
4.13%, 06/01/48	600	792
Iberdrola International B.V.
6.75%, 07/15/36	150	227
Kentucky Utilities Company
5.13%, 11/01/40	300	412
MidAmerican Energy Company
3.50%, 10/15/24	200	220
6.75%, 12/30/31	50	75
3.15%, 04/15/50	125	143
National Fuel Gas Company
3.95%, 09/15/27 (g)	301	320
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	427
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	419
NiSource Finance Corp.
3.49%, 05/15/27	200	225
5.95%, 06/15/41	191	273
4.38%, 05/15/47	200	254
NiSource Inc.
0.95%, 08/15/25	600	603
1.70%, 02/15/31	500	496
Northern States Power Company
2.15%, 08/15/22	200	204
4.13%, 05/15/44	500	643
NorthWestern Corporation
4.18%, 11/15/44	150	178
NSTAR Electric Company
3.20%, 05/15/27	200	226
Ohio Power Company
2.60%, 04/01/30	200	218
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	195
5.25%, 09/30/40	200	281
3.80%, 09/30/47	200	248
Pacific Gas And Electric Company
3.15%, 01/01/26	345	368
2.10%, 08/01/27	435	442
4.55%, 07/01/30	235	268
4.50%, 07/01/40	240	268
4.95%, 07/01/50	275	325
3.50%, 08/01/50	105	104
PacifiCorp
2.95%, 06/01/23	300	316
6.25%, 10/15/37	200	297
PECO Energy Company
4.15%, 10/01/44	250	319
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	297
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	248
3.00%, 10/01/49	250	273
Progress Energy, Inc.
7.75%, 03/01/31	300	445
PSEG Power LLC
8.63%, 04/15/31	75	114
Public Service Electric and Gas Company
3.00%, 05/15/27	200	221
5.50%, 03/01/40	200	293
2.05%, 08/01/50	300	280
Public Service Enterprise Group Incorporated
0.80%, 08/15/25	200	200
1.60%, 08/15/30	200	197
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	289
3.25%, 09/15/49	170	188
San Diego Gas & Electric Company
2.50%, 05/15/26	250	271
1.70%, 10/01/30	200	202
Sempra Energy
4.00%, 02/01/48	50	59
Southern California Edison Company
6.00%, 01/15/34	75	105
5.63%, 02/01/36	195	247
5.95%, 02/01/38	100	136
4.05%, 03/15/42	200	228
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	249
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	303
The Southern Company
3.70%, 04/30/30 (e)	250	289
4.25%, 07/01/36	250	306
4.40%, 07/01/46	400	504
Union Electric Company
3.65%, 04/15/45	350	413
Virginia Electric and Power Company
6.00%, 05/15/37	200	292
4.45%, 02/15/44	100	130
4.00%, 11/15/46	300	379
Washington Gas Light Company
3.80%, 09/15/46	200	232
WEC Energy Group Inc.
3.55%, 06/15/25	51	57
Xcel Energy Inc.
0.50%, 10/15/23	400	401
2.60%, 12/01/29	300	324
		31,912
Industrials 2.1%
3M Company
2.00%, 06/26/22 - 02/14/25	595	621
2.38%, 08/26/29	690	746
Air Lease Corporation
3.25%, 03/01/25	300	319
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	327
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	800	830
6.15%, 05/01/37	100	151
5.75%, 05/01/40	400	594
Canadian National Railway Company
3.65%, 02/03/48	300	369
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	147
Carrier Global Corporation
2.72%, 02/15/30	125	133
3.38%, 04/05/40	680	745
3.58%, 04/05/50	505	563
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	319
Caterpillar Inc.
3.40%, 05/15/24	500	544
2.60%, 04/09/30	250	275
4.30%, 05/15/44	300	397
3.25%, 04/09/50	250	293
CSX Corporation
3.80%, 03/01/28	300	348
5.50%, 04/15/41	205	287
4.30%, 03/01/48	50	65
3.95%, 05/01/50	300	375
Cummins Inc.
1.50%, 09/01/30	300	302
2.60%, 09/01/50	200	203
Deere & Company
2.60%, 06/08/22	400	411
3.90%, 06/09/42	200	253
Dover Corporation
5.38%, 03/01/41	150	190
Eaton Corporation
4.15%, 11/02/42	100	126
Emerson Electric Co.
2.63%, 02/15/23	360	375
Equifax Inc.
3.10%, 05/15/30	250	278

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
FedEx Corporation
3.20%, 02/01/25	350	385
3.80%, 05/15/25	300	339
3.25%, 04/01/26	300	334
4.25%, 05/15/30	300	365
3.88%, 08/01/42	200	231
4.55%, 04/01/46	300	384
5.25%, 05/15/50	100	141
General Electric Capital Corporation
3.45%, 05/15/24	350	379
6.88%, 01/10/39	300	442
General Electric Company
3.45%, 05/01/27	250	282
3.63%, 05/01/30	355	405
4.25%, 05/01/40	250	293
4.35%, 05/01/50	370	448
Honeywell International Inc.
3.81%, 11/21/47	300	380
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	225
3.80%, 03/21/29	200	233
4.50%, 03/21/49	200	261
John Deere Capital Corporation
2.95%, 04/01/22	300	310
3.45%, 06/07/23 - 03/07/29	215	242
Kansas City Southern
3.50%, 05/01/50	300	334
Kennametal Inc.
4.63%, 06/15/28	100	110
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	280
2.90%, 12/15/29 (c)	300	331
5.05%, 04/27/45	250	346
Lockheed Martin Corporation
3.55%, 01/15/26	200	227
4.50%, 05/15/36	105	135
4.07%, 12/15/42	243	316
4.09%, 09/15/52	107	141
Massachusetts Institute of Technology
4.68%, 07/01/14	250	375
Norfolk Southern Corporation
2.90%, 02/15/23	79	83
3.85%, 01/15/24	200	218
4.84%, 10/01/41	224	305
Northrop Grumman Corporation
3.25%, 01/15/28	150	170
4.75%, 06/01/43	155	206
3.85%, 04/15/45	250	300
Otis Worldwide Corporation
3.11%, 02/15/40	300	327
Parker-Hannifin Corporation
4.00%, 06/14/49	40	50
Precision Castparts Corp.
2.50%, 01/15/23	300	312
Raytheon BBN Technologies Corp.
2.80%, 03/15/22	200	205
4.80%, 12/15/43	25	33
Roper Technologies, Inc.
1.40%, 09/15/27	300	303
Snap-on Incorporated
3.25%, 03/01/27	500	556
Southwest Airlines Co.
5.25%, 05/04/25	300	348
5.13%, 06/15/27	200	238
2.63%, 02/10/30	600	610
The Boeing Company
4.88%, 05/01/25 (g)	315	359
2.70%, 02/01/27	125	130
5.04%, 05/01/27 (g)	100	117
2.95%, 02/01/30	125	129
5.15%, 05/01/30 (g)	285	345
5.88%, 02/15/40	25	32
5.71%, 05/01/40 (g)	800	1,030
3.90%, 05/01/49	40	42
3.75%, 02/01/50	125	131
3.95%, 08/01/59	125	133
5.93%, 05/01/60 (g)	440	616
Union Pacific Corporation
3.95%, 09/10/28	300	353
4.30%, 03/01/49	50	65
3.84%, 03/20/60	445	546
United Parcel Service, Inc.
6.20%, 01/15/38	350	542
3.75%, 11/15/47	70	88
United Technologies Corporation
3.13%, 05/04/27	400	447
6.70%, 08/01/28	50	68
4.13%, 11/16/28	595	708
4.50%, 06/01/42	300	392
4.05%, 05/04/47	200	248
4.63%, 11/16/48	90	122
W. W. Grainger, Inc.
4.60%, 06/15/45	200	265
Waste Management, Inc.
2.90%, 09/15/22	200	207
4.15%, 07/15/49	50	65
		30,704
Consumer Staples 1.9%
Altria Group, Inc.
2.85%, 08/09/22	500	519
4.80%, 02/14/29	180	216
5.80%, 02/14/39	110	145
4.50%, 05/02/43	200	229
5.95%, 02/14/49	400	559
6.20%, 02/14/59	145	205
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,102
4.70%, 02/01/36	482	611
4.90%, 02/01/46	300	390
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	345
3.50%, 06/01/30	110	127
5.45%, 01/23/39	500	676
4.44%, 10/06/48	662	823
5.80%, 01/23/59	295	449
4.60%, 06/01/60	155	199
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	326
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	512
BAT Capital Corp.
3.22%, 09/06/26	250	275
2.73%, 03/25/31	300	311
4.39%, 08/15/37	150	168
4.54%, 08/15/47	150	166
3.98%, 09/25/50	200	209
Campbell Soup Company
4.15%, 03/15/28	300	352
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	221
3.95%, 08/01/47	200	248
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	216
Conagra Brands, Inc.
1.38%, 11/01/27	300	302
5.30%, 11/01/38	55	74
5.40%, 11/01/48	55	78
Constellation Brands, Inc.
3.15%, 08/01/29	400	445
Costco Wholesale Corporation
3.00%, 05/18/27	80	90
1.38%, 06/20/27	300	309
Diageo Capital PLC
2.63%, 04/29/23	300	314
Dollar General Corporation
3.25%, 04/15/23	250	264
General Mills, Inc.
3.65%, 02/15/24	303	329
4.20%, 04/17/28	105	126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	113
Keurig Dr Pepper Inc.
4.06%, 05/25/23	205	223
4.60%, 05/25/28	300	364
Massachusetts Institute of Technology
5.60%, 07/01/11	300	522
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	266
Molson Coors Beverage Company
3.00%, 07/15/26	500	548
PepsiCo, Inc.
3.10%, 07/17/22	500	519
3.00%, 10/15/27	500	563
4.45%, 04/14/46	180	249
3.45%, 10/06/46	90	108
3.88%, 03/19/60	400	532
Philip Morris International Inc.
2.50%, 11/02/22	200	208
4.38%, 11/15/41	300	373
Reynolds American Inc.
4.85%, 09/15/23	150	167
5.70%, 08/15/35	100	126
5.85%, 08/15/45	210	268
Sysco Corporation
2.60%, 06/12/22	500	515
5.95%, 04/01/30 (g)	400	526
6.60%, 04/01/40 (g)	300	438
The Coca-Cola Company
1.75%, 09/06/24	250	262
1.00%, 03/15/28	300	301
2.13%, 09/06/29	250	267
1.38%, 03/15/31	300	299
2.50%, 03/15/51	400	413
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	32
3.13%, 12/01/49	225	261
The J. M. Smucker Company
3.50%, 03/15/25	300	333
3.38%, 12/15/27	250	282
The Kroger Co.
4.50%, 01/15/29	300	368
7.50%, 04/01/31	150	219
4.45%, 02/01/47	300	379
The Procter & Gamble Company
2.30%, 02/06/22	500	511
Tyson Foods, Inc.
5.15%, 08/15/44	200	276
Unilever Capital Corporation
1.38%, 09/14/30	500	502
Upjohn Inc.
2.70%, 06/22/30 (f)	90	95
3.85%, 06/22/40 (f)	80	90
4.00%, 06/22/50 (f)	110	125
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	221
4.50%, 11/18/34	200	229
4.10%, 04/15/50	400	425
Walmart Inc.
3.40%, 06/26/23	500	537
2.85%, 07/08/24	125	135
2.65%, 12/15/24	300	324
3.70%, 06/26/28	185	218
3.25%, 07/08/29	485	563
3.63%, 12/15/47	300	381
2.95%, 09/24/49	230	264
		26,870
Consumer Discretionary 1.4%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	407
Alibaba Group Holding Limited
3.40%, 12/06/27	400	448
4.50%, 11/28/34	300	369
Amazon.com, Inc.
3.15%, 08/22/27	740	842
1.50%, 06/03/30	130	132
3.88%, 08/22/37	170	211
2.50%, 11/29/22 - 06/03/50	400	415
4.25%, 08/22/57	320	451
2.70%, 06/03/60	55	59
American Honda Finance Corporation
0.88%, 07/07/23	400	405
3.45%, 07/14/23	200	215
1.20%, 07/08/25	400	409
AutoNation, Inc.
4.75%, 06/01/30 (g)	350	420
AutoZone, Inc.
3.25%, 04/15/25	350	383
3.75%, 06/01/27	200	228
BorgWarner Inc.
4.38%, 03/15/45	200	235
California Institute of Technology
4.32%, 08/01/45	40	55
Discovery Communications, LLC
3.63%, 05/15/30	400	458
4.00%, 09/15/55 (f)	319	356
Dollar Tree, Inc.
4.20%, 05/15/28	90	107
General Motors Company
5.00%, 04/01/35	200	240
5.15%, 04/01/38	70	85
5.40%, 04/01/48	190	239
GLP Financing, LLC
5.38%, 04/15/26	150	172
5.75%, 06/01/28	300	354
Hasbro, Inc.
6.35%, 03/15/40	300	390
Kohl's Corporation
4.25%, 07/17/25	500	543
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	230
Lowe`s Companies, Inc.
1.30%, 04/15/28	350	352
3.65%, 04/05/29	75	88
1.70%, 10/15/30	400	404
4.55%, 04/05/49	375	502
3.00%, 10/15/50	300	321
Marriott International, Inc.
3.13%, 06/15/26	500	531
McDonald's Corporation
3.70%, 01/30/26	175	199
6.30%, 03/01/38	200	302
4.88%, 12/09/45	165	225
3.63%, 09/01/49	200	234
NIKE, Inc.
2.25%, 05/01/23	200	208
2.85%, 03/27/30	400	452
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	300
PVH Corp.
4.63%, 07/10/25 (g)	400	450
Sands China Ltd.
4.60%, 08/08/23 (g)	400	428
5.13%, 08/08/25 (g)	400	448
Starbucks Corporation
2.70%, 06/15/22	225	232
4.00%, 11/15/28	200	237
2.55%, 11/15/30	500	540
4.50%, 11/15/48	200	260
4.45%, 08/15/49	50	66
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	25
The Home Depot, Inc.
3.00%, 04/01/26	500	558
5.88%, 12/16/36	600	905
3.13%, 12/15/49	200	231
3.50%, 09/15/56	200	248

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Toyota Motor Corporation
3.42%, 07/20/23	200	215
3.67%, 07/20/28	200	235
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	179
1.80%, 02/13/25	400	419
2.15%, 02/13/30	500	536
University of Notre Dame du Lac
3.44%, 02/15/45	250	307
University of Southern California
3.03%, 10/01/39	450	499
5.25%, 10/01/11	20	31
		20,025
Materials 0.8%
Albemarle Corporation
5.45%, 12/01/44	150	181
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	246
5.32%, 11/15/38	90	122
5.42%, 11/15/48	115	167
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	300	319
Eastman Chemical Company
3.80%, 03/15/25	189	210
Ecolab Inc.
1.30%, 01/30/31	300	297
5.50%, 12/08/41	150	219
2.13%, 08/15/50	400	380
FMC Corporation
3.20%, 10/01/26	300	334
4.50%, 10/01/49	300	389
International Paper Company
3.80%, 01/15/26	131	148
4.40%, 08/15/47	150	196
LYB International Finance III, LLC
3.80%, 10/01/60	200	215
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	339
MOS Holdings Inc.
4.88%, 11/15/41	20	23
Newmont Corporation
5.88%, 04/01/35	200	292
Nucor Corporation
2.70%, 06/01/30 (c)	300	330
2.98%, 12/15/55 (f)	200	208
Nutrien Ltd.
3.63%, 03/15/24	500	543
2.95%, 05/13/30	300	330
3.95%, 05/13/50	300	364
Packaging Corporation of America
4.50%, 11/01/23	200	220
PPG Industries, Inc.
2.80%, 08/15/29	200	220
2.55%, 06/15/30	300	321
Praxair, Inc.
2.20%, 08/15/22	300	308
2.65%, 02/05/25	400	430
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	365
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	282
Southern Copper Corporation
7.50%, 07/27/35	150	228
5.88%, 04/23/45	300	433
Steel Dynamics, Inc.
3.25%, 10/15/50	115	119
The Dow Chemical Company
5.25%, 11/15/41	200	263
4.63%, 10/01/44	250	313
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,133
4.50%, 06/01/47	70	94
Vale Overseas Ltd
3.75%, 07/08/30	100	111
6.88%, 11/21/36	400	586
		11,278
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	221
4.50%, 07/30/29	250	303
4.85%, 04/15/49	300	416
American Tower Corporation
3.50%, 01/31/23	500	530
2.40%, 03/15/25	200	212
1.50%, 01/31/28	500	503
3.80%, 08/15/29	90	104
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	377
Boston Properties Limited Partnership
3.80%, 02/01/24	250	271
3.20%, 01/15/25	200	218
2.90%, 03/15/30	200	213
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	421
Crown Castle International Corp.
3.20%, 09/01/24	330	358
3.70%, 06/15/26	140	158
3.65%, 09/01/27	80	90
3.25%, 01/15/51	50	53
Essex Portfolio, L.P.
3.88%, 05/01/24	200	220
Federal Realty Investment Trust
4.50%, 12/01/44	100	118
FMS Wertmanagement
2.75%, 03/06/23	500	527
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	297
Kimco Realty Corporation
2.70%, 10/01/30	200	215
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	218
1.70%, 02/15/31	300	300
National Retail Properties, Inc.
3.10%, 04/15/50	200	191
Office Properties Income Trust
4.00%, 07/15/22	200	204
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	272
ProLogis, L.P.
3.75%, 11/01/25	500	569
2.13%, 04/15/27	100	107
2.25%, 04/15/30	175	187
3.00%, 04/15/50	35	39
Realty Income Corporation
4.13%, 10/15/26	250	294
Simon Property Group, L.P.
3.30%, 01/15/26	500	549
2.65%, 07/15/30	200	212
4.25%, 11/30/46	200	232
3.25%, 09/13/49	65	67
3.80%, 07/15/50	200	222
Store Capital Corporation
4.50%, 03/15/28	200	227
UDR, Inc.
2.10%, 08/01/32	200	204
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	275
3.00%, 01/15/30	200	215
Welltower Inc.
4.95%, 09/01/48	150	194
Weyerhaeuser Company
7.38%, 03/15/32	200	296
		10,899
Sovereign 0.2%
Export Development Canada
2.75%, 03/15/23	300	316
Japan Bank For International Cooperation
1.75%, 01/23/23	200	206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
3.25%, 07/20/23	200	214
3.38%, 07/31/23	400	430
2.13%, 02/10/25	250	265
2.25%, 11/04/26	400	433
2.00%, 10/17/29	400	428
		2,292
Total Corporate Bonds And Notes (cost $371,177)		415,437
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.6%
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	556
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (d)	400	438
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,402
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,029
Capital One Prime Auto Receivables Trust 2019-1
Series 2019-A4-1, 2.56%, 10/15/24	200	205
CarMax Auto Owner Trust 2020-1
Series 2020-A3-1, 1.89%, 12/16/24	40	41
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,411
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	547
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	689	750
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	338
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	538
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	705
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	515
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	547
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	431
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	532
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,092
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	183	187
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	639
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,019
Ford Credit Floorplan Master Owner Trust A
Series 2019-A1-3, 2.23%, 09/15/22	150	155
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	223
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	112
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	335
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	984	1,030
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	544
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A3-1, 0.55%, 02/18/25	1,000	1,005
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	200	206
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	545
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	554
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,071
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	323	334
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	517
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	144	144
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	176	176
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	145	133
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	485	493
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,178
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	323
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	547
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,469)		22,547
SHORT TERM INVESTMENTS 9.8%
Investment Companies 9.7%
JNL Government Money Market Fund, 0.02% (j) (k)	137,621	137,621
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.07% (j) (k)	1,214	1,214
Total Short Term Investments (cost $138,835)		138,835
Total Investments 109.4% (cost $1,472,893)		1,557,025
Total Forward Sales Commitments (0.1)% (proceeds $1,237)		(1,240)
Other Assets and Liabilities, Net (9.3)%		(131,970)
Total Net Assets 100.0%		1,423,815

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $135,123.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) All or a portion of the security was on loan as of December 31, 2020.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $8,159 and 0.6% of the Fund.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 4.00%, 01/15/36 (a)	(150)	(159)
TBA, 5.50%, 01/15/51 (a)	(100)	(112)
Government National Mortgage Association
TBA, 4.00%, 01/15/51 (a)	(200)	(213)
TBA, 4.50%, 01/15/51 (a)	(400)	(429)
TBA, 5.00%, 01/15/51 (a)	(300)	(327)
Total Government And Agency Obligations (proceeds $1,237)		(1,240)
Total Forward Sales Commitments (0.1%) (proceeds $1,237)		(1,240)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2020, the total proceeds for investments sold on a delayed delivery basis was $1,237.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.7%
Communication Services 99.7%
Activision Blizzard, Inc.	52	4,812
Alphabet Inc. - Class A (a)	20	35,398
Alphabet Inc. - Class C (a)	20	35,360
Altice USA, Inc. - Class A (a)	16	590
AMC Entertainment Holdings, Inc. - Class A (a) (b)	3	6
AMC Networks, Inc. - Class A (a) (b)	2	82
ANGI Homeservices Inc. - Class A (a)	5	65
Anterix Inc. (a)	1	27
AT&T Inc. (a)	479	13,780
ATN International Limited	1	26
Bandwidth Inc. - Class A (a)	1	207
Boingo Wireless, Inc. (a)	2	31
Boston Omaha Corporation - Class A (a)	1	40
Cable One, Inc.	—	720
Cardlytics, Inc. (a)	2	250
Cargurus Inc. - Class A (a)	6	181
Cars.com Inc. (a)	5	57
CenturyLink Inc.	63	610
Charter Communications, Inc. - Class A (a)	10	6,368
Cincinnati Bell Inc. (a)	3	49
Cinemark Holdings, Inc. (a) (b)	7	121
Clear Channel Outdoor Holdings, Inc. (a)	20	33
Cogent Communications Group, Inc.	3	181
Comcast Corporation - Class A	306	16,049
Consolidated Communications Holdings Inc. (a)	4	21
Discovery, Inc. - Series A (a) (b)	11	320
Discovery, Inc. - Series C (a)	21	562
Dish Network Corporation - Class A (a)	16	524
Electronic Arts Inc.	19	2,797
Eventbrite, Inc. - Class A (a) (b)	4	66
EverQuote, Inc. - Class A (a)	1	20
EW Scripps Co. - Class A	3	40
Facebook, Inc. - Class A (a)	162	44,143
Fox Corporation - Class A	23	668
Fox Corporation - Class B	11	327
Globalstar, Inc. (a) (b)	35	12
Glu Mobile Inc. (a)	9	83
Gogo LLC (a) (b)	5	43
Gray Television, Inc. (a)	6	103
Hemisphere Media Group, Inc. - Class A (a)	1	11
iHeartMedia, Inc. - Class A (a) (b)	5	64
IMAX Corporation (a)	3	54
Interpublic Group of Cos. Inc.	26	612
Iridium Communications Inc. (a)	8	311
John Wiley & Sons Inc. - Class A	3	154
Liberty Braves Group - Series A (a) (b)	1	13
Liberty Braves Group - Series C (a)	2	48
Liberty Broadband Corp. - Series A	2	261
Liberty Broadband Corp. - Series C (a)	11	1,713
Liberty Global PLC - Class A (a)	11	272
Liberty Global PLC - Class C (a)	26	603
Liberty Latin America Ltd. - Class A (a)	2	26
Liberty Latin America Ltd. - Class C (a)	9	105
Liberty Media Corporation - Series C (a)	14	576
Liberty SiriusXM Group - Series A (a)	6	252
Liberty SiriusXM Group - Series C (a)	12	512
Lions Gate Entertainment Corp. - Class A (a) (b)	3	36
Lions Gate Entertainment Corp. - Class B (a)	8	81
Live Nation Entertainment, Inc. (a)	11	801
Loral Spacecom Corporation (a)	1	14
Madison Square Garden Entertainment Corp. - Class A (a)	1	105
Match Group Holdings II, LLC (a)	17	2,519
Match Group, Inc. (a)	5	1,007
Meredith Corporation (a)	3	56
MSG Networks Inc. - Class A (a)	2	35
Netflix, Inc. (a)	30	16,022
New York Times Co. - Class A	9	488
News Corporation - Class A	27	480
Nexstar Media Group, Inc. - Class A	3	326
Omnicom Group Inc.	14	894
Pinterest, Inc. - Class A (a)	31	2,053
QuinStreet, Inc. (a)	3	69
Roku Inc. - Class A (a)	7	2,365
Scholastic Corp.	2	41
Shenandoah Telecommunications Company	3	148
Sinclair Broadcast Group Inc. - Class A (b)	3	105
Sirius XM Holdings Inc. (b)	71	454
Snap Inc. - Class A (a)	61	3,048
Take-Two Interactive Software Inc. (a)	8	1,589
TechTarget, Inc. (a)	2	98
TEGNA Inc.	14	200
Telephone & Data Systems Inc.	6	115
The Madison Square Garden Company - Class A (a)	1	183
T-Mobile USA, Inc. (a)	37	5,043
Tribune Publishing Company, LLC	1	13
TripAdvisor Inc. (a)	7	191
Truecar, Inc. (a)	8	33
Twitter, Inc. (a)	53	2,879
US Cellular Corp. (a)	1	23
Verizon Communications Inc.	278	16,333
ViacomCBS Inc. - Class B	38	1,417
Vonage Holdings Corp. (a)	16	212
Walt Disney Co.	121	21,992
WideOpenWest, Inc. (a)	4	44
World Wrestling Entertainment, Inc. - Class A	3	155
Yelp Inc. (a)	5	165
Zillow Group, Inc. - Class A (a)	4	543
Zillow Group, Inc. - Class C (a)	10	1,258
ZoomInfo Technologies Inc. - Class A (a)	4	216
Zynga Inc. - Class A (a)	61	601
Total Common Stocks (cost $189,781)		254,809
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.02% (c) (d)	697	697
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	430	430
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	64	64
Total Short Term Investments (cost $1,191)		1,191
Total Investments 100.1% (cost $190,972)		256,000
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (0.1)%		(351)
Total Net Assets 100.0%		255,654

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	6	March 2021	524	5	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.4%
Consumer Discretionary 94.2%
1-800-Flowers.Com, Inc. - Class A (a)	8	217
Abercrombie & Fitch Co. - Class A (a)	24	482
Accel Entertainment, Inc. (a)	21	210
Acushnet Holdings Corp.	14	579
Adient Public Limited Company (a)	34	1,194
Adtalem Global Education Inc. (a)	20	673
Advance Auto Parts, Inc.	26	4,092
Amazon.com, Inc. (a)	160	521,594
American Axle & Manufacturing Holdings, Inc. (a)	41	338
American Eagle Outfitters, Inc. (b)	58	1,167
American Public Education, Inc. (a)	5	168
America's Car Mart, Inc. (a)	2	266
Aptiv PLC (a)	101	13,202
Aramark	86	3,294
ARKO Corp. - Class A (a)	11	97
Asbury Automotive Group, Inc. (a)	7	1,067
At Home Group, Inc. (a)	17	267
Autoliv, Inc. (a)	31	2,860
AutoNation, Inc. (a)	22	1,514
AutoZone, Inc. (a)	9	10,396
Bally's Corporation (a)	6	324
Bed Bath & Beyond Inc. (a) (b)	48	858
Best Buy Co., Inc.	88	8,752
Big Lots, Inc.	15	649
BJ's Restaurants, Inc. (a)	8	310
Bloomin' Brands, Inc.	27	527
Boot Barn Holdings, Inc. (a)	11	483
BorgWarner Inc.	92	3,553
Boyd Gaming Corporation (a)	32	1,375
Bright Horizons Family Solutions Inc. (a)	23	3,932
Brinker International Inc. (a)	17	947
Brunswick Corp.	30	2,265
Buckle Inc. (b)	11	332
Burlington Stores Inc. (a)	25	6,473
Caesars Entertainment, Inc. (a)	68	5,041
Callaway Golf Co. (a)	35	840
Camping World Holdings, Inc. - Class A (b)	14	369
Capri Holdings Limited (a)	54	2,273
CarMax Inc. (a)	61	5,761
Carnival Plc (a)	199	4,304
CarParts.com, Inc. (a) (b)	12	154
Carriage Services Inc.	6	192
Carter's Inc. (a)	16	1,530
Carvana Co. - Class A (a)	24	5,656
Cavco Industries Inc. (a)	3	543
Century Communities Inc. (a)	10	437
Cheesecake Factory Inc. (a) (b)	17	629
Chegg, Inc. (a)	47	4,217
Chewy, Inc. - Class A (a)	29	2,568
Childrens Place Retail Stores Inc. (a) (b)	5	263
Chipotle Mexican Grill Inc. (a)	10	13,824
Choice Hotels International Inc. (a)	13	1,432
Churchill Downs Inc.	13	2,622
Collectors Universe, Inc.	3	237
Columbia Sportswear Co. (a)	11	970
Cooper Tire & Rubber Co.	20	793
Core-Mark Holding Co. Inc.	17	487
Cracker Barrel Old Country Store, Inc. (a)	8	1,107
Crocs Inc. (a)	26	1,602
D.R. Horton, Inc.	129	8,924
Dana Holding Corp. (a)	56	1,084
Darden Restaurants Inc.	49	5,856
Dave & Buster's Entertainment Inc. (a)	17	502
Deckers Outdoor Corp. (a)	11	3,036
Denny's Corporation (a)	21	312
Designer Brands Inc. - Class A	23	173
Dick's Sporting Goods Inc.	24	1,365
Dillard's Inc. - Class A (b)	3	164
Dine Brands Global Inc. (a)	6	363
Dollar Tree Inc. (a)	89	9,626
Domino's Pizza, Inc.	15	5,701
Dorman Products Inc. (a)	11	916
Draftkings Inc. - Class A (a)	64	2,986
Duluth Holdings Inc. - Class B (a) (b)	7	78
eBay Inc.	263	13,196
El Pollo Loco Holdings Inc. (a) (b)	7	132
Ethan Allen Interiors Inc.	8	169
ETSY, Inc. (a)	45	8,012
Everi Holdings Inc. (a)	34	471
Extended Stay America, Inc.	66	977
Five Below, Inc. (a)	21	3,686
Floor & Decor Holdings Inc. - Class A (a)	31	2,910
Foot Locker, Inc.	37	1,496
Ford Motor Company (a)	1,466	12,887
Fox Factory Holding Corp. (a)	15	1,630
Franchise Group, Inc.	6	196
Frontdoor, Inc. (a)	32	1,628
GameStop Corp. - Class A (a) (b)	22	413
Gap Inc. (a)	83	1,677
Garmin Ltd.	54	6,422
General Motors Company (a)	485	20,200
Genesco Inc. (a)	6	166
Gentex Corp.	92	3,130
Gentherm Incorporated (a)	12	777
Genuine Parts Co.	54	5,432
G-III Apparel Group, Ltd. (a) (b)	16	379
Gopro Inc. - Class A (a)	50	412
Graham Holdings Co. - Class B	2	839
Grand Canyon Education, Inc. (a)	18	1,652
Green Brick Partners Inc. (a)	10	224
Group 1 Automotive Inc. (b)	7	870
Groupon, Inc. (a)	9	341
GrowGeneration Corp. (a) (b)	18	724
Grubhub Holdings Inc. (a)	35	2,600
Guess Inc.	13	305
H & R Block, Inc.	72	1,142
Hanesbrands Inc.	130	1,893
Harley-Davidson, Inc.	57	2,097
Hasbro, Inc.	49	4,607
Haverty Furniture Cos. Inc.	6	165
Helen of Troy Ltd (a)	9	2,104
Hibbett Sports Inc. (a)	7	316
Hilton Grand Vacations Inc. (a)	30	931
Hilton Worldwide Holdings Inc. (a)	104	11,580
Hyatt Hotels Corp. - Class A (a)	15	1,094
Installed Building Products, Inc. (a)	9	923
iRobot Corp. (a) (b)	10	815
Jack in the Box Inc.	8	772
Johnson Outdoors Inc. - Class A	2	229
KB Home	30	1,008
Kohl's Corporation (a)	60	2,436
Kontoor Brands, Inc.	18	732
L Brands, Inc. (a)	89	3,300
Lands' End, Inc. (a)	5	107
Las Vegas Sands Corp. (a)	130	7,732
Laureate Education Inc. - Class A (a)	37	538
La-Z-Boy Inc.	16	656
LCI Industries	10	1,242
Lear Corporation	22	3,433
Leggett & Platt Inc.	49	2,186
Lennar Corporation - Class A	104	7,900
Levi Strauss & Co. - Class A	23	457
LGI Homes, Inc. (a)	8	828
Lindblad Expeditions Holdings Inc. (a)	11	190
Lithia Motors Inc. - Class A	10	2,874
LKQ Corporation (a)	109	3,834
Lowe`s Companies, Inc.	284	45,653
Lululemon Athletica Inc. (a)	47	16,219
Lumber Liquidators, Inc. (a)	10	318
M/I Homes, Inc. (a)	11	486
Macy's, Inc. (a) (b)	115	1,292
Magnite, Inc. (a) (b)	38	1,171
Malibu Boats, Inc. - Class A (a)	7	454
MarineMax Inc. (a)	8	298
Marriott International, Inc. - Class A (a)	103	13,644
Marriott Vacations Worldwide Corporation (a)	16	2,133

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Mattel, Inc. (a)	129	2,257
McDonald's Corporation	280	60,084
MDC Holdings Inc.	21	1,010
MercadoLibre S.R.L (a)	17	28,217
Meritage Homes Corporation (a)	14	1,148
MGM Resorts International	177	5,581
Mohawk Industries Inc. (a)	23	3,181
Monarch Casino & Resort Inc. (a)	5	287
Monro Inc. (b)	12	664
Murphy USA Inc.	10	1,347
National Vision Holdings, Inc. (a)	31	1,395
Nautilus, Inc. (a)	11	195
Newell Brands Inc.	151	3,214
NIKE, Inc. - Class B	468	66,268
Nordstrom Inc. (a) (b)	42	1,317
Norwegian Cruise Line Holdings Ltd. (a) (b)	119	3,036
NVR, Inc. (a)	1	5,422
Office Depot, Inc. (a)	21	608
Ollie's Bargain Outlet Holdings Inc. (a)	22	1,833
OneSpaWorld Holdings Limited (a) (b)	18	181
O'Reilly Automotive, Inc. (a)	28	12,578
Overstock.com Inc. (a) (b)	16	747
Oxford Industries Inc.	6	411
Papa John's International Inc.	11	960
Peloton Interactive, Inc. - Class A (a)	74	11,198
Penn National Gaming Inc. (a)	59	5,067
Penske Automotive Group, Inc.	12	708
Perdoceo Education Corporation (a)	26	324
PetMed Express Inc. (b)	7	235
Planet Fitness, Inc. - Class A (a)	30	2,313
Playa Hotels & Resorts N.V. (a)	26	154
Polaris Industries Inc.	22	2,058
Pool Corporation	15	5,580
Pulte Homes Inc.	101	4,338
Purple Innovation, Inc. (a)	12	379
PVH Corp.	27	2,527
Quotient Technology Inc. (a)	26	244
Qurate Retail, Inc. - Series A (a)	142	1,562
Ralph Lauren Corp. - Class A (a)	18	1,877
Red Rock Resorts, Inc. - Class A (a)	24	608
Rent-A-Center, Inc.	19	726
Revolve Group - Class A (a)	5	164
RH (a)	6	2,624
Ross Stores Inc. (a)	134	16,468
Royal Caribbean Cruises Ltd.	69	5,154
Ruth's Hospitality Group Inc. (a)	11	192
Sally Beauty Holdings, Inc. (a)	41	540
Scientific Games Corporation (a)	22	905
Seaworld Entertainment, Inc. (a) (b)	20	626
Service Corp. International	66	3,227
Shake Shack Inc. - Class A (a)	13	1,099
Shoe Carnival Inc.	3	104
Shutterstock Inc.	7	530
Signet Jewelers Limited (a)	20	545
Six Flags Operations Inc.	30	1,010
Skechers U.S.A. Inc. - Class A (a)	52	1,858
Skyline Corp. (a)	19	595
Sleep Number Corporation (a)	11	881
Smith & Wesson Brands, Inc.	20	353
Sonic Automotive, Inc. - Class A	9	337
Sonos, Inc. (a)	34	801
Sportsman's Warehouse Holdings, Inc. (a)	16	274
Stamps.com Inc. (a)	7	1,321
Standard Motor Products Inc.	7	291
Starbucks Corporation	440	47,067
Steven Madden Ltd. (a)	29	1,025
Stitch Fix, Inc. - Class A (a) (b)	21	1,218
Stoneridge, Inc. (a)	10	317
Strategic Education, Inc.	9	863
Stride, Inc. (a)	15	315
Sturm Ruger & Co. Inc.	6	409
Tapestry Inc. (a)	104	3,235
Taylor Morrison Home II Corporation - Class A (a)	46	1,169
Tempur Sealy International, Inc. (a)	71	1,907
Tenneco Inc. - Class A (a)	20	216
Terminix Global Hldgs Inc. (a)	49	2,506
Tesla Inc. (a)	281	197,992
Texas Roadhouse Inc. - Class A (a)	25	1,958
The Aaron's Company, Inc. (a)	13	237
The Goodyear Tire & Rubber Company (a)	90	982
The Home Depot, Inc.	405	107,573
The Lovesac Company (a)	4	168
The Michaels Companies, Inc. (a)	29	380
The RealReal, Inc. (a)	8	161
The Wendy's Company	71	1,555
Thor Industries Inc.	21	1,951
Tiffany & Co.	41	5,372
TJX Cos. Inc.	451	30,826
Toll Brothers Inc.	44	1,935
TopBuild Corp. (a)	12	2,271
Tractor Supply Co.	44	6,172
TRI Pointe Homes, Inc. (a)	50	859
Tupperware Brands Corp. (a)	18	570
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20	5,774
Under Armour Inc. - Class A (a)	70	1,197
Under Armour Inc. - Class C (a)	76	1,124
Universal Electronics Inc. (a)	5	280
Urban Outfitters Inc. (a)	23	590
Vail Resorts, Inc. (a)	15	4,237
Veoneer, Inc. (a) (b)	41	869
VF Corp.	124	10,618
Vista Outdoor Inc. (a)	21	500
Visteon Corporation (a) (b)	10	1,312
Vroom, Inc. (a)	14	573
Wayfair Inc. - Class A (a)	24	5,511
Whirlpool Corporation	23	4,212
Williams-Sonoma Inc.	29	2,985
Wingstop Inc.	11	1,465
Winmark Corp.	1	206
Winnebago Industries Inc.	12	746
Wolverine World Wide, Inc.	31	957
Workhorse Group Inc. (a) (b)	40	791
WW International, Inc. (a)	19	455
Wyndham Destinations, Inc.	33	1,463
Wyndham Hotels & Resorts, Inc.	35	2,061
Wynn Resorts Ltd. (a)	37	4,146
XPEL, Inc. (a)	5	280
YETI Holdings, Inc. (a)	28	1,893
Yum! Brands, Inc.	113	12,280
Zumiez Inc. (a)	7	253
		1,706,861
Consumer Staples 2.9%
Dollar General Corporation	94	19,726
Target Corporation	188	33,267
		52,993
Communication Services 2.3%
Booking Holdings Inc. (a)	15	34,333
Expedia Group, Inc. (a)	51	6,731
		41,064
Industrials 0.0%
Patrick Industries, Inc.	8	569
Total Common Stocks (cost $986,367)		1,801,487
RIGHTS 0.0%
Dyax Corp. (a) (b) (c)	27	2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund, 0.02% (d) (e)	9,228	9,228
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.07% (d) (e)	7,412	7,412

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (f) (g)	743	743
Total Short Term Investments (cost $17,383)		17,383
Total Investments 100.3% (cost $1,003,750)		1,818,872
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.3)%		(5,853)
Total Net Assets 100.0%		1,813,037

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	70	March 2021	11,110	18	266

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 98.9%
Consumer Staples 98.9%
Altria Group, Inc.	180	7,393
Archer-Daniels-Midland Company	54	2,722
B&G Foods, Inc. (a)	6	172
Bellring Brands, LLC - Class A (b)	4	99
Beyond Meat, Inc. (a) (b)	2	301
BJ's Wholesale Club Holdings, Inc. (b)	14	505
Boston Beer Co. Inc. - Class A (b)	1	901
Brown-Forman Corp. - Class B	30	2,388
Bunge Limited	14	890
Calavo Growers Inc.	2	118
Cal-Maine Foods Inc. (b)	4	132
Campbell Soup Company	18	853
Casey's General Stores Inc.	4	634
Celsius Holdings, Inc. (a) (b)	3	142
Central Garden & Pet Co. (b)	1	36
Central Garden & Pet Co. - Class A (b)	4	139
Church & Dwight Co. Inc.	24	2,096
Coca-Cola Consolidated Inc.	—	125
Colgate-Palmolive Co.	79	6,759
ConAgra Brands Inc.	47	1,710
Constellation Brands, Inc. - Class A	16	3,559
Costco Wholesale Corporation	43	16,137
Coty Inc. - Class A (b)	29	206
Darling Ingredients Inc. (b)	16	908
Del Monte Fresh Produce Company	3	66
E.L.F. Beauty, Inc. (b)	4	90
Edgewell Personal Care Colombia S A S	5	174
Energizer Holdings, Inc.	6	249
Estee Lauder Cos. Inc. - Class A	22	5,806
Flowers Foods Inc.	20	445
Freshpet Inc. (b)	4	559
General Mills, Inc.	59	3,474
Grocery Outlet Holding Corp. (b)	7	261
Hain Celestial Group Inc. (b)	8	319
Herbalife Nutrition Ltd. (b)	10	467
Hershey Co.	14	2,182
Hormel Foods Corp.	29	1,343
Hostess Brands, Inc. - Class A (b)	12	170
Ingles Markets Inc. - Class A	1	55
Ingredion Inc.	7	515
Inter Parfums Inc. (b)	2	109
J&J Snack Foods Corp.	1	223
JM Smucker Co.	11	1,272
John B. Sanfilippo & Son Inc.	1	71
Kellogg Co.	25	1,545
Keurig Dr Pepper Inc.	54	1,739
Kimberly-Clark Corporation	33	4,464
Kraft Heinz Foods Company	65	2,265
Lamb Weston Holdings Inc.	14	1,103
Lancaster Colony Corp.	2	343
Landec Corp. (b)	3	29
McCormick & Co. Inc.	24	2,290
Medifast, Inc.	1	202
MGPI Processing, Inc.	1	59
Molson Coors Beverage Company - Class B (b)	18	828
Mondelez International, Inc. - Class A	139	8,103
Monster Beverage 1990 Corporation (b)	38	3,537
National Beverage Corp. (a) (b)	1	93
Nu Skin Enterprises, Inc. - Class A	5	279
PepsiCo, Inc.	134	19,917
Performance Food Group Company (b)	13	614
Philip Morris International Inc.	151	12,507
Pilgrim's Pride Corporation (b)	5	94
Post Holdings, Inc. (b)	6	634
PriceSmart Inc.	2	188
Procter & Gamble Co. (b)	241	33,596
Rite Aid Corporation (a) (b)	5	76
Sanderson Farms Inc.	2	251
Seaboard Corp.	—	88
SpartanNash Co.	4	64
Spectrum Brands Legacy, Inc.	4	300
Sprouts Farmers Market, Inc. (b)	11	229
Sysco Corp.	47	3,469
The Andersons, Inc.	3	71
The Chefs' Warehouse, Inc. (b)	3	80
The Clorox Company	12	2,477
The Coca-Cola Company	396	21,706
The Kroger Co.	75	2,388
The Simply Good Foods Company (b)	8	265
Tootsie Roll Industries Inc. (a)	2	55
Treehouse Foods, Inc. (b)	5	227
Turning Point Brands, Inc.	1	58
Tyson Foods Inc. - Class A	29	1,843
United Natural Foods Inc. (b)	5	80
Universal Corp.	2	113
US Foods Holding Corp. (b)	21	714
USANA Health Sciences, Inc. (b)	1	90
UTZ Brands, Inc. - Class A	5	101
Vector Group Ltd.	12	146
Village Super Market Inc. - Class A (a)	1	19
Vital Farms, Inc. (a) (b)	2	43
Walgreens Boots Alliance, Inc.	71	2,840
Walmart Inc.	137	19,798
WD-40 Co.	1	351
Weis Markets Inc.	2	77
Total Common Stocks (cost $190,104)		219,223
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.02% (c) (d)	1,652	1,652
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	679	679
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	163	163
Total Short Term Investments (cost $2,494)		2,494
Total Investments 100.0% (cost $192,598)		221,717
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net 0.0%		17
Total Net Assets 100.0%		221,752

(a) All or a portion of the security was on loan as of December 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	36	March 2021	2,414	18	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 98.7%
Information Technology 21.6%
Apple Inc. (a)	252	33,465
Cisco Systems, Inc.	252	11,286
Intel Corporation	252	12,565
International Business Machines Corporation	252	31,747
Microsoft Corporation	252	56,095
Salesforce.Com, Inc. (a)	252	56,123
Visa Inc. - Class A	253	55,164
		256,445
Health Care 17.4%
Amgen Inc.	252	57,986
Johnson & Johnson	252	39,692
Merck & Co., Inc.	253	20,630
UnitedHealth Group Incorporated	252	88,443
		206,751
Industrials 16.6%
3M Company	252	44,083
Caterpillar Inc.	252	45,906
Honeywell International Inc.	252	53,644
The Boeing Company (a)	252	53,987
		197,620
Financials 13.8%
American Express Company (a)	253	30,494
JPMorgan Chase & Co.	253	32,047
The Goldman Sachs Group, Inc.	252	66,508
The Travelers Companies, Inc.	252	35,402
		164,451
Consumer Discretionary 13.2%
McDonald's Corporation	252	54,118
NIKE, Inc. - Class B	253	35,679
The Home Depot, Inc.	252	66,990
		156,787
Consumer Staples 8.0%
Procter & Gamble Co. (a)	252	35,091
The Coca-Cola Company	252	13,831
Walgreens Boots Alliance, Inc.	253	10,058
Walmart Inc.	252	36,355
		95,335
Communication Services 5.1%
Verizon Communications Inc.	252	14,817
Walt Disney Co.	252	45,694
		60,511
Energy 1.8%
Chevron Corporation	252	21,298
Materials 1.2%
Dow Inc.	252	13,997
Total Common Stocks (cost $843,206)		1,173,195
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.02% (b) (c)	14,871	14,871
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (d) (e)	1,048	1,048
Total Short Term Investments (cost $15,919)		15,919
Total Investments 100.0% (cost $859,125)		1,189,114
Other Derivative Instruments 0.0%		105
Other Assets and Liabilities, Net (0.0)%		(19)
Total Net Assets 100.0%		1,189,200

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	—	344	264	—	(80)	—	—	—

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	107	March 2021	16,033	105	283

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 96.3%
China 37.3%
360 Security Technology Inc. - Class A	54	130
3SBio Inc. (a) (b)	171	157
51job Inc. - ADR (a)	4	250
AAC Technologies Holdings Inc. (b)	108	606
Accelink Technologies Co., Ltd. - Class A	13	59
Addsino Co., Ltd - Class A	8	33
AECC Aero-Engine Control Co., Ltd. - Class A	12	41
Aecc Aviation Power Co., Ltd. - Class A	22	202
Aerospace Era Electronic Technology Co., Ltd. - Class A	66	75
Agricultural Bank of China Limited - Class A	456	219
Agricultural Bank of China Limited - Class H	3,741	1,370
Aier Eye Hospital Group Co., Ltd - Class A	31	352
Air China Ltd. - Class A	93	107
Air China Ltd. - Class H	242	191
AK Medical Holdings Limited	60	105
Alibaba Group Holding Limited - ADR (a)	271	63,077
Alibaba Health Information Technology Limited (a)	570	1,699
Alibaba Pictures Group Limited (a)	1,610	200
A-Living Services Co., Ltd. - Class H	74	327
Aluminum Corporation of China Limited - Class A (a)	30	17
Aluminum Corporation of China Limited - Class H (a)	732	259
Angel Yeast Co., Ltd. - Class A	—	2
Anhui Conch Cement Company Limited - Class A	28	218
Anhui Conch Cement Company Limited - Class H	174	1,094
Anhui Gujing Distillery Co., Ltd. - Class A	3	141
Anhui Gujing Distillery Co., Ltd. - Class B	17	231
Anhui Kouzi Wine Industry Co., Ltd. - Class A	7	75
ANTA Sports Products Limited	154	2,454
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	7	395
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	3	119
Autobio Diagnostics Co., Ltd. - Class A	4	78
Autohome Inc. - Class A - ADR	8	812
AVIC Aircraft Co., Ltd. - Class A	29	160
AVIC Capital - Class A	14	9
Avic Electromechanical Systems Co., Ltd. - Class A	59	102
AVIC Jonhon Optronic Technology Co., Ltd. - Class A	9	113
Avic Shenyang Aircraft Co., Ltd. - Class A	15	173
AVIC Sunda Holding Company Limited - Class A	19	62
AviChina Industry & Technology Co. Ltd. - Class H (b)	263	185
Baidu, Inc. - Class A - ADR (a)	39	8,431
Bank of Beijing Co., Ltd. - Class A	221	163
Bank of Chengdu Co., Ltd. - Class A	25	41
Bank of China Limited - Class A	250	122
Bank of China Limited - Class H	11,465	3,921
Bank of Communications Co., Ltd. - Class A	265	182
Bank of Communications Co., Ltd. - Class H	1,188	629
Bank of Jiangsu Co.,Ltd. - Class A	167	139
Bank of Nanjing Co., Ltd. - Class A	105	130
Bank of Ningbo Co., Ltd. - Class A	43	231
Bank of Shanghai Co., Ltd. - Class A	104	125
Baoshan Iron & Steel Co., Ltd. - Class A	211	192
BBMG Corporation - Class A	21	10
BeiGene, Ltd. - ADR (a)	6	1,654
Beijing Bdstar Navigation Co., Ltd. - Class A (a)	3	20
Beijing Capital International Airport Co. Ltd. - Class H	294	246
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	19
Beijing E-Hualu Information Technology Co., Ltd - Class A	3	13
Beijing Enlight Media Co., Ltd. - Class A	37	68
Beijing Enterprises Holdings Ltd.	77	252
Beijing Enterprises Water Group Limited (b)	802	323
Beijing Huaer Company Limited - Class A	20	27
Beijing Kunlun Online Tech Co., Ltd. - Class A	6	17
Beijing New Building Material (Group) Co., Ltd. - Class A	18	107
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	24	140
Beijing Origin Water Technology Co., Ltd. - Class A	51	59
Beijing Shiji Information Technology Co., Ltd. - Class A	11	52
Beijing Shunxin Agriculture Co., Ltd. - Class A	7	79
Beijing Sinnet Technology Co., Ltd. - Class A	20	52
Beijing Thunisoft Co.,Ltd. - Class A	8	28
Beijing Tiantan Biological Products Corporation Limited - Class A	16	104
Beijing Yanjing Brewery Co., Ltd. - Class A	62	80
Beijing Zhonggong Education Technology Co., Ltd. - Class A	21	114
Beiya Industrial (Group) Co., Ltd. - Class A	57	57
Betta Pharmaceuticals Co., Ltd - Class A	5	86
Bicycle Club Joint Venture, L.P. - Class A	23	157
Bilibili Inc. - ADR (a)	16	1,404
BOE Technology Group Co., Ltd. - Class A	239	219
Brilliance China Automotive Holdings Ltd.	456	416
BYD Company Limited - Class A	15	459
BYD Company Limited - Class H (b)	95	2,508
BYD Electronic (International) Company Limited	95	499
BY-HEALTH Co., Ltd. - Class A	24	89
C&S Paper Co.,Ltd. - Class A	13	41
Caitong Securities Co., Ltd. - Class A	20	39
Cansino Biologics Inc. - Class H (a) (b)	9	215
Centre Testing International Group Co., Ltd. - Class A	5	22
Chacha Food Company, Limited - Class A	1	4
Changchun High And New Technology Industry (Group) Inc. - Class A	2	144
Changjiang Securities Co., Ltd. - Class A	70	90
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	1	22
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	41
Chengdu Kanghong Pharmaceuticals Group Co., Ltd - Class A	11	79
Chifeng Jilong Gold Mining Co., Ltd. - Class A (a)	11	31
China Aoyuan Group Limited	208	203
China Avionics Systems Co., Ltd. - Class A	4	12
China Bohai Bank Co., Ltd. - Class H (a)	348	228
China Cinda Asset Management Co., Ltd. - Class H	1,154	219
China CITIC Bank Corporation Limited - Class H	1,349	573
China Communications Construction Company Limited - Class A	73	81
China Communications Construction Company Limited - Class H	646	280
China Communications Services Co., Ltd. - Class H	350	155
China Conch Venture Holdings Limited	227	1,104
China Construction Bank Corporation - Class A	130	125
China Construction Bank Corporation - Class H	13,750	10,457
China East Education Holdings Limited	102	246
China Eastern Airlines Corporation Limited - Class A	91	65
China Everbright Bank Company Limited - Class A	321	196
China Everbright Bank Company Limited - Class H	466	178
China Everbright Ltd.	168	226
China Evergrande Group (b)	248	477
China Feihe Limited	146	344
China Film Co., Ltd. - Class A	4	8
China Fortune Land Development Co., Ltd. - Class A	38	76
China Galaxy Securities Co., Ltd. - Class A	60	115
China Galaxy Securities Co., Ltd. - Class H	576	362
China General Nuclear Power Corporation - Class H	1,495	323
China Gezhouba Group Co., Ltd. - Class A	7	7
China Hongqiao Group Limited	275	253
China Huarong Asset Management Co., Ltd. - Class H	1,791	200
China Huishan Dairy Holdings Company Limited (a) (c)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (a) (b)	211	574

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
China International Travel Service Company, Limited - Class A	14	596
China Jinmao Holdings Group Limited	844	390
China Jushi Co.,Ltd. - Class A	41	124
China Lesso Group Holdings Limited	146	229
China Life Insurance Company Limited - Class A	28	162
China Life Insurance Company Limited - Class H	1,029	2,271
China Literature Limited (a) (b)	46	363
China Longyuan Power Group Corporation Limited - Class H	485	489
China Medical System Holdings Limited	194	217
China Meidong Auto Holdings Limited	78	318
China Merchants Bank Co., Ltd. - Class A	166	1,118
China Merchants Bank Co., Ltd. - Class H	556	3,520
China Merchants Energy Shipping Co., Ltd. - Class A	60	52
China Merchants Holdings International Co. Ltd.	202	248
China Merchants Securities Co.,Ltd. - Class A (a)	75	266
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	139
China Minsheng Banking Corp., Ltd. - Class A	225	179
China Minsheng Banking Corp., Ltd. - Class H	766	437
China Mobile Ltd.	873	4,992
China Molybdenum Co.,Ltd - Class A	131	125
China National Accord Medicines Corporation Ltd. - Class A	3	24
China National Building Material Co., Ltd. - Class H	586	706
China National Chemical Engineering Co.,Ltd - Class A	71	64
China National Medicines Corporation Ltd. - Class A	6	45
China National Nuclear Power Co Ltd - Class A	149	112
China National Software and Service Company Limited - Class A	5	61
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	43	86
China Oilfield Services Ltd. - Class H	302	256
China Overseas Land & Investment Ltd.	537	1,170
China Pacific Insurance (Group) Co., Ltd. - Class A	41	239
China Pacific Insurance (Group) Co., Ltd. - Class H	405	1,589
China Petroleum & Chemical Corporation - Class A	166	103
China Petroleum & Chemical Corporation - Class H	3,572	1,597
China Power International Development Limited	536	115
China Railway Construction Co., Ltd. - Class A	69	83
China Railway Construction Co., Ltd. - Class H (b)	319	175
China Railway Group Limited - Class A	230	186
China Railway Group Limited - Class H	443	196
China Resources Enterprise Ltd.	204	1,880
China Resources Gas Group Ltd.	122	649
China Resources Land Ltd.	447	1,847
China Resources Pharmaceutical Group Limited	258	133
China Resources Power Holdings Co. Ltd.	293	316
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	2	8
China Shenhua Energy Company Limited - Class A	44	121
China Shenhua Energy Company Limited - Class H	486	917
China Shipbuilding Industry Corporation - Class A (a)	157	101
China South Publishing And Media Group Co., Ltd. - Class A	38	55
China Southern Airlines Co., Ltd. - Class A (a)	126	115
China Southern Airlines Co., Ltd. - Class H (a) (b)	272	163
China Spacesat Co., Ltd. - Class A	3	13
China State Construction Engineering Corporation Limited - Class A	308	234
China State Construction International Holdings Limited	226	129
China Taiping Insurance Holdings Co. Ltd.	242	437
China Telecom Corp. Ltd. - Class H	1,736	482
China Tower Corporation Limited - Class H	5,894	868
China Traditional Chinese Medicine Holdings Co. Ltd.	286	142
China Transinfo Technology Co., Ltd. - Class A	22	65
China United Network Communications Corporation Limited - Class A	235	160
China Vanke Co., Ltd. - Class A	75	328
China Vanke Co., Ltd. - Class H	248	857
China Yangtze Power Co., Ltd. - Class A	182	533
China Yuhua Education Group Co., Ltd	168	147
China Zheshang Bank Co., Ltd. - Class A	170	106
Chongqing Brewery Co., Ltd. - Class A	7	135
Chongqing Changan Automobile Company Limited - Class A (a)	36	121
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	6	38
Chongqing Rural Commercial Bank Co., Ltd. - Class A	154	106
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	152
Chongqing Zhifei Biological Products Co.,Ltd. - Class A	10	224
CIFI Holdings (Group) Co. Ltd.	434	369
CITIC Pacific Ltd.	832	590
Citic Securities Co., Ltd. - Class A	73	327
Citic Securities Co., Ltd. - Class H	298	675
CNOOC Limited	2,512	2,320
Contemporary Amperex Technology Co., Limited - Class A	20	1,045
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	66	67
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	91	171
Country Garden Holdings Company Limited	1,111	1,538
Country Garden Services Holdings Company Limited	195	1,324
CRRC Corporation Limited - Class A	225	182
CRRC Corporation Limited - Class H (b)	637	220
CSC Financial Co., Ltd. - Class A	29	187
CSPC Pharmaceutical Group Ltd.	1,265	1,298
Da An Gene Co., Ltd.Of Sun Yat-Sen University - Class A	6	29
Daqin Railway Co., Ltd. - Class A	160	158
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	94
Dawning Information Industry Co.,Ltd - Class A	16	82
DHC Software Co.,Ltd - Class A	46	58
Dong-E-E-Jiao Co., Ltd. - Class A	2	11
Dongfang Electric Corp. Ltd. - Class A	8	12
Dongfeng Motor Group Co., Ltd - Class H	424	497
Dongxing Securities Co., Ltd. - Class A	5	9
DouYu International Holdings Limited - ADR (a)	13	145
Dragon Delight Holdings Company Limited	202	333
East Group Co., Ltd. - Class A	15	18
East Money Information Co., Ltd. - Class A	72	341
ENN Energy Holdings Ltd.	114	1,672
EVE Energy Co., Ltd. - Class A	19	237
Everbright Securities Company Limited - Class A	40	112
Fangda Carbon New Material Co., Ltd. - Class A (a)	56	60
Far East Horizon Limited	252	260
Faw Car Co., Ltd. - Class A (a)	53	94
FiberHome Telecommunication Technologies Co., Ltd. - Class A	15	55
Financial Street Holdings Co., Ltd. - Class A	6	6
First Venture Securities Co., Ltd. - Class A	57	87
Foshan Haitian Flavoring & Food Co., Ltd - Class A	20	612
Fosun International Limited	342	538
Founder Securities Co., Ltd. - Class A (a)	63	100
Foxconn Industrial Internet Co., Ltd. - Class A	36	76
Fujian Anjing Food Co., Ltd. - Class A	4	115
Fujian Sunner Development Co., Ltd. - Class A	15	62
Fuyao Glass Industry Group Co., Ltd. - Class A	20	148
Fuyao Glass Industry Group Co., Ltd. - Class H	79	435
Fuzhou Tianyu Electric Co.,Ltd. - Class A (a)	47	48
Ganfeng Lithium Co., Ltd. - Class A	12	180
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	—	7
GCL System Integration Technology Co. Ltd - Class A (a)	58	38
GDS Holdings Ltd. - ADR (a) (b)	13	1,177
Geely Automobile Holdings Ltd.	828	2,910
GEM Co., Ltd - Class A	90	97
Gemdale Corporation - Class A	18	36
GenScript Biotech Corporation (a)	174	254
GF Securities Co., Ltd. - Class A	36	90
GF Securities Co., Ltd. - Class H	229	325

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Giant Network Group Co., Ltd. - Class A	16	44
GigaDevice Semiconductor (Beijing) Inc. - Class A	5	143
Glodon Company Limited - Class A	3	37
Goertek Inc. - Class A	32	183
GOME Retail Holdings Limited (a) (b)	1,350	163
Great Wall Motor Co. Ltd. - Class H (b)	424	1,459
Great Wall Motor Company Limited - Class A	26	150
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	10	19
Greenland Holding Group Co., Ltd - Class A	121	108
Greentown China Holdings Ltd.	121	178
Greentown Services Group Co Ltd (d)	186	230
GRG Banking Equipment Co., Ltd. - Class A	13	22
GSX Techedu Inc. - Class A - ADR (a) (b)	11	590
Guangdong Haid Group Co., Ltd. - Class A	17	171
Guangdong HEC Technology Holding Co., Ltd - Class A (a)	42	33
Guangdong Hongda Blasting Co., Ltd. - Class A	5	29
Guangdong Investment Ltd.	428	771
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	6	121
Guangdong Wens Foodstuff Group Co., Ltd. - Class A	42	118
Guangdong Xinbao Electrical Appliances Holdings Co.,Ltd - Class A	5	29
Guangzhou Automobile Group Co., Ltd. - Class H	464	519
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	22	48
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	10	44
Guangzhou Haige Communications Group Incorporated Company - Class A	46	77
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	1	14
Guangzhou R&F Properties Co., Ltd. - Class H (b)	265	342
Guangzhou Shiyuan Electronic Technology Co.,Ltd. - Class A	8	134
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	9	148
Guangzhou Wondfo Biotech Co., Ltd - Class A	7	96
Guangzhou Yuexiu Financial Holdings Group Co. ,Ltd. - Class A	43	95
Guolian Securities Co.,Ltd. - Class A (a)	12	40
Guosen Securities Co., Ltd. - Class A	59	122
Guotai Junan Securities Co., Ltd. - Class A	60	161
Guoxuan High-Tech Co., Ltd. - Class A (a)	6	38
Haidilao International Holding Ltd. (b)	109	844
Haier Smart Home Co., Ltd - Class A	55	246
Haier Smart Home Co., Ltd - Class H (a) (b)	294	1,066
Haitian International Holdings Limited	109	378
Haitong Securities Co., Ltd. - Class A (a)	72	141
Haitong Securities Co., Ltd. - Class H (a)	459	413
Hangzhou Bank Co., Ltd. - Class A	55	126
Hangzhou First Applied Material Co., Ltd. - Class A	9	122
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	66	487
Hangzhou Robam Appliances Co., Ltd. - Class A	14	90
Hangzhou Silan Microelectronics Co., Ltd. - Class A	24	93
Hangzhou Tigermed Consulting Co., Ltd - Class A	3	64
Hangzhou Tigermed Consulting Co., Ltd - Class H (a)	17	402
Harris County School District - Class A	92	79
Hebei Construction Group Corporation Limited - Class H (b) (d)	65	35
Hedy Holding Co., Ltd. - Class A	84	127
Hefei Meyer Optoelectronic Technology Inc. - Class A	10	68
Heilongjiang Agriculture Company Limited - Class A	4	11
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	16	115
Hengan International Group Co. Ltd.	90	638
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	35	150
Hengsheng Chemical Industry Co., Ltd. - Class A	23	131
Hengtong Optic-Electric Co., Ltd. - Class A	3	7
Hengyi Petrochemical Co. Ltd - Class A	41	80
Hithink Royalflush Information Network Co., Ltd - Class A	3	50
Hongfa Technology Co., Ltd. - Class A	13	108
Hua Xia Bank Co., Limited - Class A	115	110
Huaan Securities Co., Ltd. - Class A	35	42
Huadian Power International Corporation Limited - Class A	55	28
Huadong Medicine Co.,Ltd - Class A	18	72
Huagong Tech Company Limited - Class A	6	20
Hualan Biological Engineering, Inc. - Class A	16	103
Huaneng Power International, Inc. - Class A	18	12
Huaneng Power International, Inc. - Class H	520	190
Huatai Securities Co.,Ltd. - Class A	61	167
Huatai Securities Co.,Ltd. - Class H (b)	218	344
Huaxi Securities Co.,Ltd. - Class A	9	18
Huaxin Cement Co., Ltd. - Class A	19	59
Huayu Automotive Systems Co., Ltd. - Class A	37	163
Huazhu Group Limited - ADR	22	1,003
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	66	49
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	16	51
Humanwell Healthcare (Group) Co.,Ltd - Class A	19	100
Hunan Valin Steel Co., Ltd. - Class A	35	25
Hundsun Technologies Inc. - Class A	6	88
HUYA Inc. - Class A - ADR (a) (b)	8	161
iFlytek Co., Ltd. - Class A	26	159
iFlytek Co., Ltd. - Class A	21	42
Industrial and Commercial Bank of China Limited - Class A	393	300
Industrial and Commercial Bank of China Limited - Class H	8,746	5,679
Industrial Bank Co., Ltd. - Class A	174	555
Industrial Securities Co., Ltd. - Class A	74	99
Ingenic Semiconductor Co.,Ltd - Class A (a)	8	106
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	557	100
Inner Mongolia First Machinery Group Co., Ltd. - Class A	15	28
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A	43	32
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	46	313
Innovent Biologics, Inc. - Class B (a)	136	1,447
Inspur Electronic Information Industry Co., Ltd. - Class A	14	56
Intco Medical Technology Co., Ltd. - Class A (a)	6	151
iQIYI, Inc. - Class A - ADR (a)	40	698
Jafron Biomedical Co., Ltd. - Class A	9	89
Jason Furniture (Hangzhou) Co., Ltd. - Class A	8	90
JD Health International Inc. (a)	31	604
JD.com, Inc. - Class A - ADR (a)	124	10,878
Jiangsu Changshu Rural Commercial Bank Co., Ltd. - Class A	46	52
Jiangsu Expressway Co. Ltd. - Class H	129	145
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	9	151
Jiangsu Hengrui Medicine Co., Ltd. - Class A	41	698
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd. - Class A	12	108
Jiangsu Shagang Group Co., Ltd - Class A	13	21
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	11	381
Jiangsu Xinmin Textile Science & Technology Co., Ltd. - Class A	36	76
Jiangsu Yangnong Chemical Co., Ltd. - Class A	1	28
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	2	9
Jiangsu Zhongnan Construction Group Co., Ltd. - Class A	47	63
Jiangsu Zhongtian Technology Co., Ltd. - Class A	47	77
Jiangxi Copper Company Limited - Class A	45	136
Jiangxi Copper Company Limited - Class H	173	273
Jiangxi Zhengbang Technology Co., Ltd. - Class A	25	66
Jilin Aodong Yanbian Pharmaceutical Co., Ltd. - Class A	24	61
Jinke Property Group Co., Ltd.	192	134
Jinxin Fertility Group Limited	182	373
Jinyu Bio-Technology Co., Ltd. - Class A	19	62
Jiugui Liquor Co., Ltd. - Class A	6	146

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	2	4
Jointown Pharmaceutical Group Co., Ltd. - Class A (a)	4	11
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	85
Joyoung Co., Ltd. - Class A	8	37
Joyy Inc. - Class A - ADR (b)	9	701
Juewei Food Co., Ltd. - Class A	8	99
Kaisa Group Holdings Ltd.	420	208
KE Holdings Inc - Class A - ADR (a)	12	762
Kingdee International Software Group Co. Ltd.	343	1,405
Kingfa Sci.&Tech.Co.,Ltd. - Class A	41	109
Kingsoft Cloud Holdings Limited - ADR (a)	8	331
Kingsoft Corp Ltd	106	684
Koolearn Technology Holding Limited (a) (b)	36	130
Kuang-Chi Technologies Co., Ltd. - Class A (a)	32	111
Kunlun Energy Co. Ltd.	594	514
Kweichow Moutai Co., Ltd. - Class A	11	3,260
KWG Group Holdings Limited	196	269
Lakala Payment Co., Ltd. - Class A	6	27
Laobaixing Pharmacy Chain Joint Stock Company - Class A	8	75
Lenovo Group Ltd.	1,043	985
Lens Technology Co., Ltd - Class A	25	116
Leo Group Co., Ltd. - Class A	29	14
Lepu Medical Technology (Beijing) Co., Ltd. - Class A	18	76
Li Ning Company Limited	311	2,151
Liaoning Chengda Co., Ltd. - Class A	19	70
Lingyi iTech (Guangdong) Company - Class A (a)	59	107
Livzon Pharmaceutical Group Inc. - Class A	11	71
Lomon Billions Group Co., Ltd. - Class A	7	34
Longfor Group Holdings Limited	257	1,510
LONGi Green Energy Technology Co., Ltd. - Class A	31	445
Luenmei Quantum Co., Ltd. - Class A	12	20
Lufax Holding Ltd - ADR (a) (b)	26	364
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	51	433
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	387
Maccura Biotechnology Co., Ltd. - Class A	5	34
Mango Excellent Media Co., Ltd. - Class A	17	191
Maxscend Microelectronics Company Limited - Class A	1	52
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	36	63
Meituan Dianping - Class B (a)	515	19,640
Metallurgical Corporation of China Ltd. - Class A	49	20
MicroPort Scientific Corporation	100	544
Minth Group Limited	106	561
Momo Inc. - Class A - ADR (a)	24	330
Muyuan Foods Co.,Ltd. - Class A	25	298
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd - Class A	12	63
Nanjing Securities Co., Ltd. - Class A	14	25
Nanyang Topsec Technologies Group Inc. - Class A (a)	7	21
NARI Technology Co., Ltd. - Class A	12	50
Naura Technology Group Co., Ltd. - Class A	5	138
NavInfo Co., Ltd. - Class A	24	53
NetEase, Inc. - ADR	59	5,674
New China Life Insurance Company Ltd. - Class A	16	145
New China Life Insurance Company Ltd. - Class H	130	511
New Hope Liuhe Co., Ltd. - Class A	31	107
New Oriental Education & Technology Group - ADR (a)	22	4,020
Ninestar Corporation - Class A	9	38
Ningbo Joyson Electronic Corp. - Class A	5	20
Ningbo Tuopu Group Co.,Ltd. - Class A	5	30
NIO, Inc. - Class A - ADR (a)	183	8,930
Noah Holdings Limited - Class A - ADR (a)	4	181
Northeast Securities Co., Ltd. - Class A	19	29
Oceanwide Holdings Co., Ltd. - Class A	119	60
Offshore Oil Engineering Co.,Ltd. - Class A	70	48
OFILM Group Co., Ltd. - Class A	69	75
Oppein Home Group Inc. - Class A	6	121
Oppein Home Group Inc. - Class A	117	127
Orient Securities Company Limited - Class A	80	142
Oriental Pearl Group Co., Ltd. - Class A	7	10
Ovctek China Inc. - Class A	10	122
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	139	46
People's Insurance Company (Group) of China Limited, The - Class A	39	39
People's Insurance Company (Group) of China Limited, The - Class H	1,184	377
Perfect World Co., Ltd. - Class A	6	27
PetroChina Company Limited - Class A	256	162
PetroChina Company Limited - Class H	3,099	957
Pharmaron Beijing Co., Ltd. - Class H	18	299
PICC Property & Casualty Co. Ltd. - Class H	1,003	761
Pinduoduo Inc. - ADR (a)	54	9,670
Ping An Bank Co., Ltd. - Class A	150	444
Ping An Healthcare and Technology Company Limited (a) (b)	70	858
Ping An Insurance (Group) Co of China Ltd - Class A	92	1,221
Ping An Insurance (Group) Co of China Ltd - Class H	857	10,525
Poly Developments And Holdings Group Co., Ltd. - Class A	81	195
Poly Property Services Co., Ltd. - Class H (b) (d)	17	138
Postal Savings Bank of China Co., Ltd.	76	56
Postal Savings Bank of China Co., Ltd. - Class H (d)	1,371	776
Power Construction Corporation of China - Class A	171	102
Proya Cosmetics Co., Ltd. - Class A	—	8
Qianhe Condlment and Food Co.,Ltd - Class A	6	32
Qingdao Rural Commercial Bank Co., Ltd. - Class A	28	22
Qinhuangdao Tianye Tolian Heavy Industry Co., Ltd - Class A (a)	22	139
RiseSun Real Estate Development Co., Ltd. - Class A	51	51
Rongsheng Petrochemical Co., Ltd. - Class A	40	168
S.F. Holding Co., Ltd - Class A	31	421
SAIC Motor Corporation Limited - Class A	49	183
Sanan Optoelectronics Co., Ltd. - Class A	38	158
Sangfor Technologies Inc. - Class A	4	140
Sanquan Food Co., Ltd. - Class A	5	20
SANY Heavy Industry Co., Ltd. - Class A	56	298
SDIC Capital Co., Ltd. - Class A	42	89
SDIC Power Holdings Co., Ltd. - Class A	94	125
Sealand Securities Co., Ltd. - Class A	107	96
Seazen Group Limited	316	264
Seazen Holdings Co., Ltd. - Class A	24	127
Semiconductor Manufacturing International Corporation (a)	570	1,678
SG Micro Corp. - Class A	2	92
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	129
Shan Dong Sun Paper Industry Joint Stock Co., Ltd. - Class A	41	91
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	3	11
Shandong Gold Group Co., Ltd. - Class A	24	87
Shandong Gold Group Co., Ltd. - Class H	76	176
Shandong Haisteel International Trading Co., Ltd. - Class A (a)	97	33
Shandong Linglong Tyre Co., Ltd. - Class A	21	114
Shandong Nanshan Aluminium Co., Ltd. - Class A	73	35
Shandong Pharmaceutical Glass Co., Ltd - Class A	16	123
Shandong Sinocera Functional Material Co., Ltd. - Class A	17	114
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	374	851
Shanghai Bairun Flavor & Fragrance Co., Ltd. - Class A	8	131
Shanghai Baosight Software Co., Ltd. - Class A	11	114
Shanghai Baozun E-Commerce Limited - Class A - ADR (a) (b)	8	290
Shanghai Electric Group Company Limited - Class A (a)	10	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Shanghai Electric Power Company Limited - Class A	21	23
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	16	136
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	81	390
Shanghai International Airport Co.Ltd. - Class A	11	124
Shanghai International Port(Group) Co.,Ltd - Class A	79	55
Shanghai Jahwa United Co., Ltd. - Class A	12	65
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	87	40
Shanghai Jin Jiang International Hotels Development Co.,Ltd. - Class A	3	25
Shanghai Lingang Holdings Corporation Limited - Class A	9	29
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	111	87
Shanghai M&G Stationery Inc - Class A	12	161
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	8
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	207
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	1	19
Shanghai Pudong Development Bank Co., Ltd. - Class A	184	272
Shanghai RAAS blood products co., Ltd. - Class A	40	45
Shanghai Wingtech Electronics Technology Co.,Ltd. - Class A	7	106
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	53	93
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd. - Class A	49	67
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	—	1
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	47
Shanxi Securities Co., Ltd. - Class A	12	17
Shanxi Taigang Stainless Steel Co., Ltd. - Class A	97	54
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	84	72
Shenergy Company Limited - Class A	81	65
Shengyi Technology Co., Ltd. - Class A	25	108
Shennan Circuit Company Limited - Class A	5	90
Shenwang Hongyuan Group Co., Ltd - Class A	188	152
Shenyang Siasun Robot & Automation Co., Ltd. - Class A (a)	28	52
Shenzhen Airport Co., Ltd. - Class A	40	50
Shenzhen BGI Genomics Co., Ltd. - Class A	2	37
Shenzhen Capchem Technology Co., Ltd. - Class A	4	54
Shenzhen Energy Group Co., Ltd. - Class A	19	17
Shenzhen Goodix Technology Co., Ltd. - Class A	4	97
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class A	23	59
Shenzhen Inovance technology Co., Ltd. - Class A	11	163
Shenzhen International Holdings Limited	176	285
Shenzhen Kaifa Technology Co., Ltd. - Class A	24	69
Shenzhen Kangtai Biological Products Co., Ltd. - Class A (a)	7	181
Shenzhen Leyard Opto-Electronic Co. Ltd - Class A	23	22
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	7	443
Shenzhen MTC Co., Ltd. - Class A (a)	28	27
Shenzhen S.C New Energy Technology Corporation - Class A	7	143
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	40
Shenzhen Sunway Communication Co., Ltd. - Class A	11	59
Shenzhou International Group Holdings Limited	115	2,271
Shijiazhuang Yiling Pharmaceutical Co.,Ltd. - Class A	4	16
Sichuan Chuantou Energy Co.,Ltd. - Class A	9	13
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	18	53
Sichuan Swellfun Co., Ltd. - Class A	7	82
Silergy Corp.	10	864
SINA Corporation (a)	9	372
Sinolink Securities Co., Ltd. - Class A	6	15
Sinoma Science & Technology Co.,Ltd. - Class A	11	40
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	8
Sinopharm Group Co. Ltd. - Class H	181	443
Sinotrans Limited - Class A	92	62
SKSHU Paint Co., Ltd. - Class A	5	109
Smoore International Holdings Limited (a)	65	503
Songcheng Performance Development Co.,Ltd - Class A	31	85
Soochow Securities Co.,Ltd - Class A	12	18
Southwest Securities Co., Ltd. - Class A	36	30
Spring Airlines Co., Ltd. - Class A	11	92
STO.Experss.Ltd. - Class A	7	10
Sunac China Holdings Limited	369	1,367
Sungrow Power Supply Co., Ltd. - Class A	15	168
Suning.Com Co.,Ltd - Class A	82	96
Sunny Optical Technology (Group) Company Limited	104	2,286
Sunshine City Group Co., Ltd. - Class A (a)	20	9
Sunwoda Electronic Co., Ltd. - Class A	3	13
Suofeiya Home Collection Company, Limited - Class A	22	87
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	10	40
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	17	24
TAL Education Group - Class A - ADR (a)	54	3,883
Tangshan Jidong Cement Co., Ltd. - Class A	5	11
TBEA Company Ltd. - Class A	13	19
TCL Corporation - Class A	138	149
Tencent Holdings Limited	823	59,756
Tencent Music Entertainment Group - Class A - ADR (a)	51	981
The Pacific Securities Co.,Ltd - Class A (a)	117	73
Thunder Software Technology Co., Ltd. - Class A	3	50
Tianfeng Securities Co., Ltd. - Class A	101	94
Tianjin 712 Communication & Broadcasting Co., Ltd. - Class A	4	25
Tianjin Chase Sun Pharmaceutical Co Ltd. - Class A	21	15
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	36	141
Tianma Microelectronics Co., Ltd. - Class A	30	67
Tianshui Huatian Technology Co., Ltd. - Class A	41	85
Tingyi Cayman Islands Holding Corp.	283	485
Toly Bread Co., Ltd. - Class A	8	71
Tongcheng-Elong Holdings Limited (a)	128	248
Tongfu Microelectronics Co., Ltd. - Class A (a)	7	27
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	29	60
Tongkun Group Co., Ltd. - Class A	29	93
Tongling Nonferrous Metals Group Co., Ltd. - Class A	31	12
Tongwei Co., Ltd. - Class A	37	219
Top Choice Medical Investment Co., Inc. - Class A (a)	4	156
Topsports International Holdings Limited	199	299
Transfar Zhilian Co., Ltd. - Class A	55	40
Travelsky Technology Ltd. - Class H	115	278
Trip.com Group Limited - ADR (a)	67	2,245
Tsingtao Brewery Co.,Ltd. - Class A	5	77
Tsingtao Brewery Co.,Ltd. - Class H	64	671
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A	2	39
Uni-President China Holdings Ltd	228	233
Unisplendour Co., Ltd. - Class A	32	100
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A	24	70
Venustech Group Inc. - Class A	11	50
Vipshop (China) Co., Ltd. - ADR (a)	64	1,800
Visionox Technology Inc. - Class A (a)	24	42
Walvax Biotechnology Co., Ltd. - Class A (a)	16	96
Wangfujing Group Co., Ltd. - Class A	6	28
Wangsu Science & Technology Co., Ltd. - Class A	13	13
Wanhua Chemical Group Co.,Ltd. - Class A	21	296
Want Want China Holdings Limited	745	540

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Weibo Corporation - Class A - ADR (a)	7	295
Weichai Power Co., Ltd. - Class A	67	161
Weichai Power Co., Ltd. - Class H	253	509
Weifu High-Technology Group Co., Ltd. - Class A	2	6
Weihai Guangwei Composites Co., Ltd. - Class A	1	11
Western Securities Co., Ltd. - Class A	6	9
Will Semiconductor Co.,Ltd. - Class A	7	261
Winning Health Technology Group Co., Ltd. - Class A	30	81
Wuchan Zhongda Group Co., Ltd. - Class A	74	50
Wuhan Guide Infrared Co., Ltd. - Class A	5	32
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	12	59
Wuhu Token Sciences Co., Ltd. - Class A	12	16
Wuliangye Yibin Co., Ltd. - Class A	32	1,411
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	18	52
WuXi AppTec Co., Ltd. - Class A	18	374
WuXi AppTec Co., Ltd. - Class H (b)	37	735
Wuxi Biologics Cayman Inc (a)	436	5,761
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	5	63
Wuxi Taiji Industry Co.,Ltd. - Class A	10	15
XCMG Construction Machinery Co., Ltd. - Class A	100	82
Xiamen C&D Inc. - Class A	5	7
Xiamen Intretech Inc. - Class A	2	23
Xiamen Tungsten Co., Ltd. - Class A	31	79
Xiaomi Corporation (a)	2,044	8,806
Xinhu Zhongbao Co., Ltd. - Class A	112	53
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	26
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (b)	146	296
Xinyi Solar Holdings Limited	566	1,499
XPeng Inc - ADR (a) (b)	24	1,025
Yadea Group Holdings Ltd (a)	144	299
Yantai Eddie Precision Machinery Co., Ltd. - Class A	5	54
Yantai Jereh Oilfield Services Group Co.,Ltd. - Class A	12	65
Yanzhou Coal Mining Co Ltd - Class A	22	34
Yanzhou Coal Mining Co. Ltd. - Class H	152	122
Yealink Network Technology Corporation Limited - Class A	9	102
Yifan Pharmaceutical Co., Ltd - Class A	6	16
Yifeng Pharmacy Chain Co., Ltd. - Class A	6	87
YiHai International Holdings Limited	66	985
Yintai Gold Co., Ltd. - Class A	43	57
Yonghui Superstores Co., Limited - Class A	86	94
Youngor Group Co. Ltd. - Class A	28	30
Yuan Longping High-Tech Agriculture Co., Ltd. - Class A (a)	6	18
Yum China Holdings, Inc.	57	3,267
Yunda Holding Co., Ltd. - Class A	28	66
Yunnan Baiyao Group Co., Ltd. - Class A	9	149
Yunnan Energy New Material Co., Ltd. - Class A	10	208
Zai Lab (PTY) LTD - ADR (a)	9	1,274
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	6	250
Zhejiang Apeloa Kangyu Pharmaceutical Co., Ltd. - Class A	11	41
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	51	55
Zhejiang Chint Electrics Co.,Ltd - Class A	20	119
Zhejiang Dahua Technology Co., Ltd. - Class A	5	15
Zhejiang Dingli Machinery Co., Ltd. - Class A	1	13
Zhejiang Expressway Co. Ltd. - Class H	236	200
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A	34	98
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	5	24
Zhejiang Huayou Cobalt Co., Ltd. - Class A (a)	9	107
Zhejiang Jingsheng Mechanical and Electrical Co., Ltd. - Class A	4	19
Zhejiang Juhua Co., Ltd. - Class A	56	70
Zhejiang Longsheng Group Co.,Ltd - Class A	36	75
Zhejiang NHU Company Ltd. - Class A	17	88
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	40	150
Zhejiang Semir Garment Co., Ltd. - Class A	13	20
Zhejiang Supor Co., Ltd. - Class A	5	61
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	31	87
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	8	89
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	50
Zhenro Properties Group Limited (b) (d)	224	135
Zheshang Securities Co., Ltd. - Class A	18	42
ZhongAn Online P&C Insurance Co., Ltd. - Class H (a) (b)	45	211
Zhonghang Helicopter Co., Ltd. - Class A	9	81
Zhongji Innolight Co., Ltd. - Class A	9	69
Zhongjin Gold Corporation Limited - Class A	68	91
Zhongtian Financial Group Company Limited - Class A (a)	39	19
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	69	303
Zijin Mining Group Co. Ltd. - Class H	814	925
Zijin Mining Group Co., Ltd. - Class A	118	168
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a)	77	117
ZTE Corporation - Class A	36	186
ZTE Corporation - Class H (b)	112	284
Zto Express Co., Ltd. - Class A - ADR (a)	59	1,715
		426,790
Taiwan 12.5%
Accton Technology Corporation	71	800
Acer Inc. (b)	408	345
Advantech Co. Ltd.	57	706
Airtac International Group	18	564
ASE Technology Holding Co., Ltd.	475	1,378
Asia Cement Corp.	350	538
ASMedia Technology Inc.	4	226
Asustek Computer Inc.	96	858
AU Optronics Corp. (a) (b)	1,246	624
Catcher Technology Co. Ltd.	93	681
Cathay Financial Holding Co. Ltd.	1,109	1,669
Chailease Holding Company Limited	182	1,089
Chang Hwa Commercial Bank	833	531
Cheng Shin Rubber Industry Co. Ltd.	293	459
Chicony Electronics Co. Ltd.	71	218
China Development Financial Holding Corp.	1,860	616
China Life Insurance Company Limited	346	274
China Steel Corp.	1,707	1,504
Chinatrust Financial Holding Co. Ltd.	2,542	1,777
Chunghwa Telecom Co. Ltd.	538	2,088
Compal Electronics Inc.	673	496
Delta Electronics Inc.	275	2,587
E. Sun Financial Holding Co. Ltd.	1,669	1,517
Eclat Textile Co. Ltd.	26	393
Evergreen Marine Corp Taiwan Ltd. (a) (b)	289	421
Far Eastern New Century Corp.	392	404
Far EasTone Telecommunications Co. Ltd.	253	551
Feng Tay Enterprise Co. Ltd.	54	381
First Financial Holding Co. Ltd.	1,433	1,088
Formosa Chemicals & Fibre Corp.	519	1,564
Formosa Petrochemical Corp.	158	562
Formosa Plastics Corp.	543	1,861
Foxconn Technology Co. Ltd.	126	239
Fubon Financial Holding Co. Ltd.	992	1,651
Giant Manufacturing Co. Ltd.	43	421
GlobalWafers Co., Ltd.	32	811
Highwealth Construction Corp.	99	161
HIWIN Technologies Corp.	40	552
Hon Hai Precision Industry Co. Ltd.	1,798	5,898
Hotai Motor Co. Ltd.	43	984
Hua Nan Financial Holdings Co. Ltd.	1,214	788
Innolux Corporation (a)	1,137	575
Inventec Co. Ltd.	390	333
Largan Precision Co. Ltd.	14	1,596
Lite-On Technology Corp.	295	523
MediaTek Inc.	215	5,750
Mega Financial Holdings Co. Ltd.	1,541	1,635
Micro-Star International Co. Ltd.	95	449
Nan Ya Plastics Corp.	764	1,957

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Nanya Technology Corp.	187	580
Nien Made Enterprise Co., LTD.	21	244
Novatek Microelectronics Corp.	84	1,103
Oneness Biotech Co., Ltd. (a)	27	234
PEGATRON Corporation	269	645
Phison Electronics Corp.	19	225
Pou Chen Corp.	309	345
Powertech Technology Inc.	94	320
President Chain Store Corp.	77	730
Quanta Computer Inc.	432	1,245
Realtek Semiconductor Corp.	67	934
Ruentex Development Co. Ltd.	88	128
Shin Kong Financial Holding Co. Ltd. (b)	1,769	555
SinoPac Financial Holdings Co. Ltd.	1,354	552
Standard Foods Corp.	36	78
Synnex Technology International Corp.	166	278
Taishin Financial Holding Co. Ltd.	1,405	662
Taiwan Business Bank	906	314
Taiwan Cement Corp.	700	1,076
Taiwan Cooperative Bank, Ltd.	1,410	1,021
Taiwan High Speed Rail Corporation	306	345
Taiwan Mobile Co. Ltd.	247	869
Taiwan Semiconductor Manufacturing Co. Ltd.	3,525	66,589
The Shanghai Commercial & Savings Bank, Ltd.	501	731
Unimicron Technology Corp.	168	525
Uni-President Enterprises Corp.	691	1,657
United Microelectronics Corp.	1,657	2,791
Vanguard International Semiconductor Corp.	125	518
Walsin Technology Corp.	43	354
WIN Semiconductors Corp.	45	555
Winbond Electronics Corp.	356	371
Wistron Corp.	429	475
Wiwynn Corporation	13	326
WPG Holdings Limited	196	300
Yageo Corp.	53	971
Yuanta Financial Holding Co. Ltd.	1,399	1,022
Zhen Ding Technology Holding Limited	82	333
		143,094
South Korea 12.5%
ALTEOGEN Inc. (a)	3	466
Amorepacific Corp.	4	226
Amorepacific Corporation	5	901
BGFretail Co., Ltd.	1	169
Celltrion Healthcare Co. Ltd. (a)	10	1,475
Celltrion Inc. (a)	14	4,555
Celltrion Pharm Inc. (a)	2	551
Cheil Worldwide Inc.	10	187
CJ CheilJedang Corp.	1	433
CJ Corp.	3	224
CJ Logistics Corp. (a)	1	221
CJ O Shopping Co. Ltd.	1	178
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3	76
Daum Communications Corp.	8	2,904
DB Insurance Co. Ltd.	7	299
Doosan Bobcat Inc.	9	236
Doosan Heavy Industries & Construction Co., Ltd. (a)	27	337
Douzon Bizon Co. Ltd.	3	284
E-MART Inc.	3	356
Fila Korea Ltd.	6	246
GS Engineering & Construction Corp.	10	352
GS Holdings Corp.	7	241
GS Retail Co., Ltd.	5	156
Hana Financial Group Inc.	44	1,399
Hankook Tire & Technology Co,. Ltd.	10	361
Hanmi Science Co., Ltd.	1	287
Hanon Systems	23	351
Hanwha Chem Corp.	14	635
Hanwha Corp.	5	139
HLB Inc. (a)	7	560
Honam Petrochemical Corp.	3	650
Hotel Shilla Co. Ltd.	4	293
Hyundai Engineering & Construction Co. Ltd.	11	384
Hyundai Glovis Co., Ltd.	3	432
Hyundai Marine & Fire Insurance Co.,Ltd.	10	201
Hyundai Mobis	10	2,273
Hyundai Motor Co.	22	3,818
Hyundai Steel Co.	12	424
Industrial Bank of Korea	34	276
Kangwon Land Inc.	15	325
KB Financial Group Inc.	56	2,242
Kia Motors Corp.	38	2,216
KMWinc. (a)	4	274
Korea Aerospace Industries, Ltd.	10	234
Korea Electric Power Corp. (a)	38	950
Korea Gas Corp.	6	161
Korea Investment Holdings Co. Ltd.	6	420
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	584
Korea Shipbuilding & Offshore Engineering Co., Ltd.	1	378
Korea Zinc Co. Ltd.	1	465
Korean Air Lines Co. Ltd. (a)	14	350
KT&G Corp.	16	1,246
Kumho Petro chemical Co. Ltd.	2	310
LG Chem Ltd.	7	4,997
LG Corp.	13	1,057
LG Display Co., Ltd. (a)	35	600
LG Electronics Inc.	15	1,866
LG Household & Health Care Ltd.	1	1,924
LG Innotek Co., Ltd.	2	380
LG Uplus Corp.	30	322
Lotte Corp.	5	164
Lotte Shopping Co., Ltd.	2	197
MERITZ Securities Co. Ltd.	35	119
Mirae Asset Daewoo Co. Ltd.	46	400
NAVER Corp.	18	4,755
NCSoft Corp.	2	2,029
Netmarble Corp. (a)	3	413
Orion Incorporation	4	428
Ottogi Corp.	—	144
Pan Ocean Co., Ltd. (a)	25	115
Pearl Abyss Corp. (a)	1	199
POSCO	10	2,617
Posco Chemical Co. Ltd.	3	297
S1 Corp.	3	237
Samsung Biologics Co., Ltd (a)	2	1,821
Samsung C&T Corporation	12	1,506
Samsung Card Co., Ltd.	4	123
Samsung Electro-Mechanics Co. Ltd.	8	1,298
Samsung Electronics Co. Ltd.	683	51,150
Samsung Engineering Co. Ltd. (a)	19	236
Samsung Fire & Marine Insurance Co. Ltd.	4	770
Samsung Heavy Industries Co. Ltd. (a)	61	394
Samsung Life Insurance Co., Ltd.	9	686
Samsung SDI Co. Ltd.	8	4,563
Samsung Sds Co., Ltd.	5	838
Samsung Securities Co. Ltd.	9	346
Seegene, Inc.	3	507
Shin Poong Pharmaceutical Co.,Ltd. (a)	5	521
Shinhan Financial Group Co. Ltd.	62	1,819
Shinsegae Co. Ltd.	1	266
SK Biopharmaceuticals Co., Ltd. (a)	2	339
SK C&C Co., Ltd.	5	1,109
SK discovery CO., LTD.	1	391
SK Hynix Inc.	78	8,561
SK innovation Co., Ltd.	8	1,448
SK Telecom Co. Ltd.	6	1,243
S-Oil Corp.	7	426
Woongjin Coway Co., Ltd.	7	450
Woori Financial Group Inc.	74	664
Woori Investment & Securities Co. Ltd.	12	125
Yuhan Corp.	6	439
		143,010
India 9.2%
ACC Limited	10	224
Adani Green Energy Limited (a)	56	816
Adani Ports and Special Economic Zone Limited	73	484
Ambuja Cements Limited	112	383

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Apollo Hospitals Enterprise Limited	13	423
Asian Paints Limited	55	2,086
Aurobindo Pharma Ltd.	42	529
Avenue Supermarts Limited (a)	22	820
Axis Bank Limited (a)	317	2,704
Bajaj Auto Limited	10	470
Bajaj Finance Limited	39	2,830
Bajaj Finserv Limited	6	718
Balkrishna Industries Ltd.	12	278
Bandhan Bank Limited (a)	93	512
Berger Paints India Limited	40	418
Bharat Forge Ltd	30	218
Bharat Petroleum Corporation Limited	84	442
Bharti Airtel Ltd.	175	1,228
Bharti Infratel Limited	51	162
Biocon Ltd. (a)	61	390
Britannia Industries Ltd	15	761
Cipla Limited	65	733
Coal India Ltd Govt Of India Undertaking	195	362
Colgate-Palmolive (India) Limited	17	376
Container Corporation	37	204
Dabur India Ltd.	68	496
Divi's Laboratories Ltd.	19	1,007
DLF Limited	102	326
Dr. Reddy's Laboratories Ltd.	16	1,135
Eicher Motors Limited (a)	21	713
GAIL India Ltd.	221	375
Godrej Consumer Products Limited	60	611
Grasim Industries Ltd	43	543
Havells India Limited	33	417
HCL Technologies Ltd.	152	1,971
HDFC Life Insurance Company Limited (a)	100	932
HDFC Asset Management Company Limited	7	279
Hero Motocorp Ltd.	17	732
Hindalco Industries Limited	213	704
Hindustan Petroleum Corp. Ltd.	106	317
Hindustan Unilever Ltd.	119	3,899
Housing Development Finance Corp.	245	8,618
ICICI Bank Limited (a)	732	5,400
ICICI Lombard General Insurance Company Limited	31	650
ICICI Prudential Life Insurance Company Limited	54	371
Indian Oil Corporation Limited	277	345
Indraprastha Gas Limited	48	334
Info Edge (India) Limited	10	639
Infosys Ltd.	490	8,427
Interglobe Aviation Limited (a)	11	268
Ipca Laboratories Ltd.	9	285
ITC Limited	412	1,180
JSW Steel Limited	127	675
Jubilant Foodworks Limited	11	409
Kotak Mahindra Bank Ltd. (a)	80	2,179
Larsen & Toubro Infotech Limited	8	389
Larsen and Toubro Limited	99	1,749
Lupin Ltd.	34	456
Mahindra & Mahindra Ltd.	112	1,111
Marico Limited	66	364
Maruti Suzuki India Ltd.	20	2,071
Motherson Sumi Systems Ltd.	200	453
MRF Limited	—	280
Muthoot Finance Limited	17	281
Nestle India Ltd.	5	1,230
NTPC Limited	633	863
Oil & Natural Gas Corp. Ltd.	388	496
Page Industries Limited	1	299
Petronet LNG Limited	106	360
PI Industries Limited	12	353
Pidilite Industries Limited	24	574
Piramal Enterprises Limited	10	195
Power Grid Corporation of India Limited	316	822
Rec Limited	107	197
Reliance Industries Ltd.	408	11,132
SBI Life Insurance Company Limited (a)	55	687
Sesa Sterlite Ltd.	257	567
Shree Cement Ltd.	2	552
Shriram Transport Finance Company Limited	27	387
Siemens Limited	8	173
State Bank of India (a)	259	980
Sun Pharmaceutical Industries Ltd.	127	1,035
Tata Consultancy Services Limited	134	5,271
Tata Consumer Products Limited	84	682
Tata Motors Limited (a)	233	590
Tata Steel Ltd.	94	830
Tech Mahindra Limited	91	1,214
Titan Industries Ltd.	51	1,105
Torrent Pharmaceuticals Ltd	8	302
Trent Limited	26	246
UltraTech Cement Limited	17	1,198
United Spirits Limited (a)	34	268
UPL Limited	74	475
Wipro Ltd.	157	831
Yes Bank Limited (a)	1,399	345
Zee Entertainment Enterprises Ltd.	125	383
		104,604
Brazil 3.7%
American Beverage Co Ambev	689	2,083
Atacadao S/A (a)	69	255
B2W - Companhia Global Do Varejo. (a)	32	466
B3 S.A. - Brasil, Bolsa, Balcao (a)	290	3,441
Banco Bradesco S.A. (a)	196	912
Banco BTG Pactual S.A. (a)	34	623
Banco do Brasil SA (a)	127	951
Banco Santander (Brasil) S.A. (a)	52	454
BB Seguridade Participacoes S/A	99	566
BRF SA (a)	83	348
CCR S.A.	192	497
Centrais Eletricas Brasileiras SA (a)	45	317
Companhia Brasileira de Distribuicao (a)	20	286
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (a)	54	464
Companhia Siderurgica Nacional	110	663
Cosan S.A.	22	324
CPFL Energia S/A	32	203
Energisa S/A	22	219
ENGIE Brasil Energia S.A. (a)	27	232
Equinor ASA	142	635
Hapvida Participacoes E Investimentos Ltda	160	472
Hypera S.A. (a)	53	347
JBS S/A	160	726
Klabin S.A. (a)	106	543
Localiza Rent A Car S/A (a)	85	1,125
Lojas Renner S/A. (a)	114	958
Magazine Luiza S.A.	415	1,992
Multiplan Empreendimentos Imobiliarios S/A (a)	50	225
Natura & Co Holding SA (a)	124	1,249
Notre Dame Intermedica Participacoes S.A.	72	1,091
Petrobras Distribuidora S/A.	107	454
Petroleo Brasileiro SA (a)	519	2,890
Raia Drogasil S.A. (a)	151	728
Rumo SA (a)	177	654
Sul America S.A. (a)	46	394
Suzano S.A. (a)	104	1,165
Telefonica Brasil S.A. (a)	64	580
Tim Participacoes SA (a)	116	324
TOTVS S.A.	67	370
Ultrapar Participacoes S.A.	99	450
Vale S.A. (a)	530	8,837
Via Varejo S/A (a)	174	545
WEG SA (a)	123	1,792
		41,850
South Africa 3.4%
Absa Group Ltd	101	827
African Rainbow Minerals Ltd.	15	260
Anglo American Platinum Ltd.	8	831
AngloGold Ashanti Ltd.	58	1,341
Aspen Pharmacare Holdings (a)	54	460
Bid Corporation	49	880
Bidvest Group Ltd.	47	498
Capitec Bank Holdings Ltd. (a)	10	946

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Clicks Group Ltd.	37	645
Discover Ltd. (b)	59	614
Exxaro Resources Ltd.	34	321
FirstRand Ltd.	699	2,441
Gold Fields Limited	124	1,154
Growthpoint Properties Ltd	552	473
Harmony Gold Mining Co. Ltd. (a)	84	408
Impala Platinum Holdings Limited	114	1,582
Kumba Iron Ore Ltd	8	342
Mr Price Group	33	390
MTN Group Ltd.	238	983
Multichoice Group (b)	62	562
Naspers Ltd. - Class N (b)	62	12,873
Nedbank Group Ltd.	51	455
Northam Platinum (a)	49	704
Old Mutual Public Limited Company	644	522
Rand Merchant Investment Holdings Limited	89	195
Remgro Ltd.	70	458
Sanlam Ltd (b)	268	1,077
Sasol Ltd. (a)	84	778
Shoprite Holdings Ltd.	76	722
Sibanye Stillwater (a)	338	1,385
Standard Bank Group Limited	182	1,577
The Spar Group	29	370
Tiger Brands Limited	21	300
Vodacom Group Limited	99	839
Woolworths Holdings Limited	147	398
		38,611
Russian Federation 2.9%
BANK VTB, PAO	449,895	229
Gazprom, Pao	1,687	4,839
Joint Stock Company "Alrosa" (Public Stock Society)	346	460
Mail.ru Group Limited - GDR (a) (d)	14	387
Mobile Telesystems PJSC - ADR	63	565
Polymetal International PLC	36	851
Public Joint Stock Company "Severstal"	29	523
Public Joint Stock Society "Fosagro" - GDR (d)	19	265
Public Joint Stock Society "Inter RAO UES"	4,398	318
Public Joint Stock Society "Magnit" - GDR (d)	50	880
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	213	459
Public Joint Stock Society "Novatek" - GDR (d)	13	2,135
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	199	561
Public Joint Stock Society "Polyus"	5	971
Public Joint Stock Society "Surgutneftegaz"	911	443
Public Joint Stock Society "Tatneft"	201	1,390
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	9	2,948
Public Joint Stock Society Oil Company "Lukoil"	59	4,083
Public Joint Stock Society Oil Company "Rosneft"	167	981
Sberbank of Russia	1,543	5,643
X5 Retail Group N.V. - GDR (d)	17	638
Yandex N.V. - Class A (a)	44	3,054
		32,623
Saudi Arabia 2.4%
Abdullah Al-Othaim Markets Company	6	198
Advanced Petrochemical Company	15	263
Al Rajhi Banking and Investment Corporation	177	3,468
Alinma Bank	149	645
Almarai Company	35	512
Arab National Bank	93	501
Bank AlBilad	45	338
Bank Aljazira	50	181
Banque Saudi Fransi	78	656
BUPA Arabia for Cooperative Insurance Company	9	295
Dar AL-Arkan Real Estate Development Company (a)	55	128
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	8	220
Etihad Etisalat Company	60	457
Jarir Marketing Company	9	396
KeyBank National Association	210	2,424
Mobile Telecommunications Company Saudi Arabia (a)	67	243
National Industrialization Company (a)	31	114
Rabigh Refining and Petrochemical Company (a)	17	64
Riyad Bank	188	1,012
Samba Financial Group	143	1,167
Santana Mining Inc. (a)	62	669
Saudi Airlines Catering Co.	7	136
Saudi Arabian Fertilizer Company	32	685
Saudi Arabian Oil Company	321	2,994
Saudi Basic Industries Corporation	130	3,531
Saudi British Bank	100	662
Saudi Cement Company	8	137
Saudi Electricity Company	116	661
Saudi Industrial Investment Group	27	198
Saudi International Petrochemical Company	46	213
Saudi Kayan Petrochemical Company (a)	100	380
Saudi Telecom Company	86	2,438
Savola Group	37	416
The Company For Cooperative Insurance (a)	8	163
The Economic City Emaar (a)	78	193
Yanbu National Petrochemical Company	37	631
		27,389
Thailand 1.8%
Advanced Info Service PLC. - NVDR	165	971
Airports of Thailand PCL - NVDR (b)	594	1,233
Asset World Corp Public Company Limited - NVDR	989	151
B.Grimm Power Public Company Limited - NVDR	118	192
Bangkok Bank PCL - NVDR	73	290
Bangkok Bank PCL	8	31
Bangkok Commercial Asset Management Public Company Limited - NVDR	235	172
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,346	937
Bangkok Expressway and Metro Public Company Limited - NVDR	1,226	340
Berli Jucker PCL - NVDR (b)	127	148
BTS Group Holdings Public Company Limited	23	7
BTS Group Holdings Public Company Limited - NVDR	1,140	354
Bumrungrad Hospital Public Company Limited - NVDR	64	258
Bumrungrad Hospital Public Company Limited	8	33
Central Pattana Public Company Limited - NVDR	297	476
Central Retail Corporation Limited - NVDR (a)	273	281
Charoen Pokphand Foods PCL - NVDR	603	540
Charoen Pokphand Foods Public Company Limited	56	50
CP ALL Public Company Limited - NVDR	849	1,655
Delta Electronics Thailand PCL - NVDR	43	701
Electricity Generating PCL - NVDR	30	195
Energy Absolute Public Company Limited - NVDR	238	390
Global Power Synergy Public Company Limited - NVDR	116	287
Gulf Energy Development Public Company Limited	8	9
Gulf Energy Development Public Company Limited - NVDR	371	425
Home Product Center PCL - NVDR	753	346
Home Product Center PCL	27	12
Indorama Ventures Public Company Limited - NVDR (b)	231	288
Intouch Holdings Public Company Limited - NVDR	293	552
Kasikornbank PCL	134	510
Kasikornbank PCL - NVDR	128	482
Krung Thai Bank PCL - NVDR	555	207
Krungthai Card Public Company Limited - NVDR	117	233
Land and Houses Public Company Limited - NVDR	977	260
Minor International Public Company Limited - NVDR (a) (b)	411	355
Muangthai Leasing Public Company Limited - NVDR	96	189
Muangthai Leasing Public Company Limited	29	56
Osotspa Public Company Limited - NVDR	111	132
PTT Exploration And Production Public Company Limited - NVDR	212	696
PTT Global Chemical Public Company Limited - NVDR	347	681

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PTT PCL - NVDR	1,600	2,273
RATCH Group Public Company Limited - NVDR	136	241
Siam Cement PCL - NVDR	108	1,364
Siam Commercial Bank PCL - NVDR	123	361
Sri Trang Gloves (Thailand) Public Company Limited - NVDR (a)	53	133
Srisawad Corporation Public Company Limited - NVDR	116	255
Thai Oil Public Company Limited - NVDR	134	234
Thai Union Frozen Products PCL - NVDR	405	185
Total Access Communication Public Company Limited - NVDR (b)	133	148
True Corp. PCL - NVDR (b)	2,133	246
		20,565
Mexico 1.8%
Alfa SAB de CV - Class A	401	290
America Movil SAB de CV (b)	4,904	3,572
Arca Continental S.A.B. de C.V.	60	290
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (a)	492	556
Becle, S.A. de C.V.	83	209
Cemex SAB de CV (a)	2,103	1,086
Coca-Cola FEMSA, S.A.B. de C.V.	75	343
Fomento Economico Mexicano SAB de CV (b)	273	2,064
Gruma SAB de CV - Class B	30	363
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (b)	52	581
Grupo Aeroportuario del Sureste SAB de CV - Class B	29	483
Grupo Bimbo SAB de CV - Class A	243	529
Grupo Carso SAB de CV	73	244
Grupo Financiero Banorte SAB de CV (a)	382	2,108
Grupo Financiero Inbursa, S.A.B. de C.V.	339	342
Grupo Mexico SAB de CV - Class B (a)	442	1,870
Grupo Televisa S.A.B. (b)	348	573
Industrias Penoles SAB de CV (a) (b)	18	297
Infraestructura Energetica Nova, S.A.B. de C.V.	81	318
Kimberly-Clark de Mexico SAB de CV - Class A	233	398
Megacable Holdings, SAB de CV (b)	46	167
Orbia Advance Corporation, S.A.B. de C.V.	136	319
Promotora y Operadora de Infraestructura SAB de CV	30	264
Southern Copper Corporation	13	823
Telesites, S.A.B. de C.V. (a)	200	216
Wal - Mart de Mexico, S.A.B. de C.V.	738	2,070
		20,375
Malaysia 1.5%
AMMB Holdings Bhd	171	156
Axiata Group Berhad	413	385
CIMB Group Holdings Bhd	908	973
Dialog Group Berhad	588	504
DiGi.Com Bhd	420	433
Fraser & Neave Holdings Bhd	20	160
Gamuda Bhd	292	283
Genting Berhad	318	355
Genting Malaysia Berhad	345	232
Genting Plantations Bhd	46	113
HAP Seng Consolidated Bhd	63	135
Hartalega Holdings Berhad	249	754
Hong Leong Bank Bhd	98	445
Hong Leong Financial Group Bhd	28	127
IHH Healthcare Berhad	264	361
IOI Corporation Berhad	374	406
Kossan Rubber Industries Bhd (a)	191	214
Kuala Lumpur Kepong Bhd	65	384
Kumpulan Sime Darby Berhad	316	182
Malayan Banking Berhad	578	1,217
Malaysia Airports Holdings Bhd	183	270
Maxis Communications Berhad	309	388
MISC Bhd	197	337
Nestle Bhd	9	297
Petronas Chemicals Group Berhad	364	674
Petronas Dagangan Bhd	48	256
Petronas Gas Bhd	123	526
PPB Group Bhd	98	449
Press Metal Aluminium (Australia) Pty Ltd	187	389
Public Bank Berhad	406	2,080
QL Resources Berhad	180	260
RHB Bank Bhd	240	324
Sime Darby Plantation Berhad	334	414
Supermax Corporation Berhad (a)	236	355
Telekom Malaysia Bhd	176	237
Tenaga Nasional Bhd	308	799
Top Glove Corporation Bhd	691	1,054
Westports Holdings Berhad	128	136
		17,064
Hong Kong 1.3%
Agile Group Holdings Limited	156	208
Bosideng International Holdings Limited	344	176
China Education Group Holdings Limited (d)	92	179
China Everbright International Ltd.	566	321
China Gas Holdings Ltd.	362	1,442
China Mengniu Dairy Company Limited	403	2,443
China Molybdenum Co.,Ltd - Class H	431	283
China Overseas Holdings Limited	195	102
China Resources Cement Holdings Limited	320	358
China Unicom Hong Kong Ltd.	865	497
China Youzan Enterprises Limited (a)	1,928	577
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	347	418
Dali Foods Group Company Limited	204	117
Hanergy Thin Film Power Group Limited (a) (c)	3,098	—
Hansoh Pharmaceutical Group Company Limited (a)	158	769
Hopson Development Holdings Limited	96	245
Hua Hong Semiconductor Limited (a)	65	371
Hutchison China Meditech (Hk) Limited - ADR (a)	11	359
Kingboard Chemical Holdings Ltd.	106	447
Kingboard Laminates Holdings Limited	159	261
Lee & Man Paper Manufacturing Ltd.	203	167
Luye Pharma Group Ltd (b)	320	150
Nine Dragons Paper (Holdings) Limited	215	306
Shenzhen Investment Ltd.	484	167
Shimao Property Holdings Limited	168	536
Sino Biopharmaceutical Limted	1,501	1,456
Sinotruk (Hong Kong) Limited	92	238
SSY Group Limited	238	136
Sun Art Retail Group Limited (b)	509	519
Vinda International Holdings Limited	53	145
Wharf Holdings Ltd.	201	541
Yuexiu Property Co. Ltd.	1,252	253
Zhaojin Mining Industry Co., Ltd. - Class H	180	216
Zhongsheng Group Holdings Limited	81	581
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class H (a)	175	211
		15,195
Indonesia 1.3%
Bank Mandiri Persero Tbk PT	2,770	1,247
Bank Negara Indonesia Persero Tbk PT	1,056	464
Bank Rakyat Indonesia Persero Tbk PT	7,933	2,358
Charoen Pokphand Indonesia Tbk PT	1,122	522
Gudang Garam Tbk PT (a)	67	196
Indofood Sukses Makmur Tbk	607	296
PT Adaro Energy Tbk	1,510	154
PT Astra International Tbk	2,817	1,211
PT Barito Pacific Tbk (a)	4,770	375
PT Indah Kiat Pulp & Paper Tbk	344	257
PT Indocement Tunggal Prakarsa Tbk	234	242
PT Indofood Sukses Makmur Tbk	406	277
PT Kalbe Farma Tbk	2,908	307
PT Merdeka Copper Gold, Tbk. (a)	1,287	224
PT Perusahaan Gas Negara TBK	1,106	130
PT Sarana Menara Nusantara Tbk	3,350	229
PT. ACE Hardware Indonesia, Tbk.	993	121
PT. Bank Central Asia Tbk	1,416	3,418
Semen Gresik Persero Tbk PT	408	362
Telekomunikasi Indonesia (Persero), PT TBK	7,043	1,659
Unilever Indonesia Tbk PT	1,005	526
United Tractors Tbk PT	228	432
		15,007

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Philippines 0.7%
Aboitiz Equity Ventures Inc.	293	288
Aboitiz Power Corporation	233	129
Ayala Corporation	43	738
Ayala Land Inc.	1,100	935
Bank of the Philippine Islands	258	437
BDO Unibank, Inc.	299	667
Globe Telecom Inc.	5	212
GT Capital Holdings, Inc.	10	124
International Container Terminal Services Inc.	131	337
JG Summit Holdings Inc.	403	600
Jollibee Foods Corp.	77	315
Manila Electric Company	31	190
Megaworld Corp.	1,847	157
Metro Pacific Investments Corporation	2,401	215
Metropolitan Bank & Trust Co.	300	308
PLDT Inc.	12	331
Puregold Price Club, Inc.	147	126
SM Investments Corp	33	712
SM Prime Holdings Inc.	1,386	1,110
Universal Robina Corp.	129	409
		8,340
Qatar 0.7%
Barwa Real Estate Company Q.P.S.C	288	270
Commercial Bank of Qatar QSC	317	384
Industries Qatar QSC	271	811
Masraf Al Rayan (Q.P.S.C.)	536	667
Mesaieed Petrochemical Holding Company Q.S.C.	647	364
Ooredoo QSC	122	253
Qatar Electricity & Water Co.	85	417
Qatar Fuel Company Q.P.S.C. (WOQOD)	68	350
Qatar Gas Transport Company Ltd.	360	314
Qatar International Islamic Bank	82	203
Qatar Islamic Bank SAQ	152	713
Qatar National Bank	646	3,170
		7,916
Poland 0.7%
"Dino Polska" Spolka Akcyjna (a)	7	530
Allegro.eu SA (a)	34	765
Bank Pekao SA (a)	28	466
CD Projekt SA (a)	10	701
Cyfrowy Polsat S.A.	48	386
KGHM Polska Miedz SA (a)	19	933
LPP SA (a)	—	428
PGE Polska Grupa Energetyczna S.A. (a)	98	171
Polski Koncern Naftowy Orlen S.A.	45	698
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	230	341
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	129	996
Powszechny Zaklad Ubezpieczen Spolka Akcyjna (a)	87	751
Santander Bank Polska SA (a)	5	230
Telekomunikacja Polska SA (a)	99	175
		7,571
United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	369	623
Abu Dhabi Islamic Bank	253	324
ALDAR Properties PJSC	584	502
Dubai Islamic Bank PJSC	237	298
Emaar Malls PJSC (a)	434	217
Emaar Properties PJSC (a)	502	484
Emirates NBD Bank PJSC	352	988
Emirates Telecommunications Group Co. PJSC	265	1,220
First Abu Dhabi Bank PJSC	403	1,416
		6,072
Kuwait 0.5%
Agility Public Warehousing Company KSCP	156	347
Boubyan Bank K.S.C.P	156	291
Gulf Bank K.S.C.P.	156	113
Kuwait Finance House K.S.C.	611	1,362
Mabanee Company (K.P.S.C)	76	163
Mobile Telecommunications Company K.S.C. P	313	626
National Bank of Kuwait S.A.K.P.	937	2,588
		5,490
Chile 0.4%
Banco de Chile	6,185	629
Banco de Credito e Inversiones	8	304
Banco Santander-Chile	8,117	385
Cencosud S.A.	204	363
Cencosud Shopping S.A.	90	143
Cia Cervecerias Unidas SA	25	185
Colbun SA	1,234	217
Empresas CMPC SA	173	454
Empresas COPEC SA	48	489
Enel Americas SA	5,065	824
Enel Chile S.A.	3,567	276
S.A.C.I. Falabella	112	414
		4,683
Turkey 0.4%
Akbank Turk Anonim Sirketi - Class A (a)	439	411
Aselsan Inc. - Class A	69	169
BIM Birlesik Magazalar A.S. - Class A	67	678
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	177	356
Ford Otomotiv Sanayi Anonim Sirketi - Class A	13	227
Haci Omer Sabanci Holding A.S. - Class A	124	192
Koc Holding A.S. - Class A	106	303
Turk Hava Yollari A.O. - Class A (a)	105	184
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	196	426
Turkiye Garanti Bankasi A.S. - Class A (a)	376	526
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	257	243
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	15	217
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	211	209
Yapi ve Kredi Bankasi A.S. - Class A (a)	430	179
		4,320
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	18	441
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag (a)	62	459
OTP Bank Plc	31	1,402
		2,302
Luxembourg 0.1%
Globant S.A. (a)	6	1,219
Reinet Investments S.C.A.	20	382
		1,601
Bermuda 0.1%
Credicorp Ltd.	10	1,565
Colombia 0.1%
Bancolombia SA	39	389
Ecopetrol S.A.	764	492
Grupo de Inversiones Suramericana S.A.	25	184
Interconexion Electrica SA	60	455
		1,520
Greece 0.1%
Hellenic Duty Free Shops S.A. - Class R (a) (c)	9	—
Hellenic Telecommunications Organization SA - Class R	36	582
Jumbo S.A. - Class R	14	242
OPAP SA - Class R	32	437
		1,261
Czech Republic 0.1%
CEZ A/S	23	552
Komercni Banka A/S (a) (b)	10	292
MONETA Money Bank, a.s.	76	241
		1,085
Egypt 0.1%
Commercial International Bank Egypt SAE	198	746
Eastern Tobacco Co.	68	56
El Sewedy Electric Company	191	120
		922
Peru 0.0%
Cia de Minas Buenaventura SA - ADR	28	344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Romania 0.0%
New Europe Property Investments PLC	52	330
Singapore 0.0%
BOC Aviation Limited	33	287
Pakistan 0.0%
Habib Bank Limited	120	100
MCB Bank Ltd. - Class B	66	76
Oil & Gas Development Co. Ltd.	115	75
		251
Argentina 0.0%
Telecom Argentina SA - Class B - ADR	10	68
YPF Sociedad Anonima - Class D - ADR (a)	32	148
		216
Total Common Stocks (cost $827,553)		1,102,253
PREFERRED STOCKS 2.4%
Brazil 1.3%
Alpargatas S.A. (a)	26	208
Banco Bradesco S.A. (a) (e)	626	3,272
Bradespar SA	30	366
Centrais Eletricas Brasileiras SA (a)	32	227
Companhia Energetica de Minas Gerais Cemig (a)	151	422
Companhia Paranaense de Energia Copel - Class B	14	206
Gerdau SA	148	699
Itau Unibanco Holding S.A. (e)	687	4,186
Itausa - Investimentos Itau SA (a)	656	1,483
Lojas Americanas SA (a) (e)	121	614
Petroleo Brasileiro S/A Petrobras. (a) (e)	699	3,813
		15,496
South Korea 0.8%
Hyundai Motor Co.	4	286
Hyundai Motor Co.	5	407
LG Chem Ltd.	1	388
LG Household & Health Care Ltd.	—	230
Samsung Electronics Co. Ltd.	119	8,054
		9,365
Chile 0.1%
Embotelladora Andina SA - Preferred Class B	61	156
Sociedad Quimica y Minera de Chile SA - Preferred Class B	17	835
		991
Colombia 0.1%
Bancolombia SA	69	706
Russian Federation 0.1%
Public Joint Stock Society "Surgutneftegaz"	1,117	630
Total Preferred Stocks (cost $23,878)		27,188
RIGHTS 0.0%
South Korea 0.0%
Posco Chemical Co Ltd (a)	1	21
China 0.0%
Legend Holdings Corporation (a) (f)	7	—
Total Rights (cost $0)		21
WARRANTS 0.0%
Thailand 0.0%
Srisawad Corporation Public Company Limited (a) (b)	5	2
Total Warrants (cost $0)		2
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.07% (g) (h)	11,601	11,601
Investment Companies 1.0%
JNL Government Money Market Fund, 0.02% (g) (h)	11,021	11,021
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (i) (j)	1,357	1,357
Total Short Term Investments (cost $23,979)		23,979
Total Investments 100.8% (cost $875,410)		1,153,443
Other Derivative Instruments (0.0)%		(22)
Other Assets and Liabilities, Net (0.8)%		(9,677)
Total Net Assets 100.0%		1,143,744

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Education Group Holdings Limited	05/28/19	147	179	—
Greentown Services Group Co Ltd	08/31/18	147	230	—
Hebei Construction Group Corporation Limited - Class H	11/30/20	183	35	—
Mail.ru Group Limited	11/30/20	420	387	—
Poly Property Services Co., Ltd. - Class H	05/29/20	197	138	—
Postal Savings Bank of China Co., Ltd. - Class H	05/31/18	833	776	0.1
Public Joint Stock Society "Fosagro"	05/31/16	279	265	—
Public Joint Stock Society "Magnit"	11/11/16	1,621	880	0.1
Public Joint Stock Society "Novatek"	08/16/16	1,565	2,135	0.2
X5 Retail Group N.V.	05/31/18	495	638	0.1
Zhenro Properties Group Limited	11/13/19	144	135	—
		6,031	5,798	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	254	March 2021	15,955	(22)	405

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.9%
Energy 99.9%
Antero Midstream Corporation	295	2,278
Antero Resources Corporation (a) (b)	235	1,279
Apache Corporation	390	5,535
Arch Resources, Inc. - Class A (a) (b)	15	644
Archrock, Inc.	131	1,134
Baker Hughes, a GE Company, LLC - Class A	674	14,047
Bonanza Creek Energy, Inc. (a)	17	327
Brigham Minerals, Inc. - Class A	41	453
Bristow Group Inc. (a)	7	193
Cabot Oil & Gas Corp.	408	6,643
Cactus Inc. - Class A	50	1,307
ChampionX Corporation (a)	196	2,992
Cheniere Energy, Inc. (a)	233	13,988
Chevron Corporation	1,976	166,857
Cimarex Energy Co.	106	3,991
Clean Energy Fuels Corp. (a)	157	1,236
CNX Resources Corporation (a)	235	2,542
Concho Resources Inc.	202	11,774
ConocoPhillips	1,103	44,116
Continental Resources Inc. (a) (b)	95	1,550
Core Laboratories N.V.	45	1,190
CVR Energy, Inc. (a)	30	453
Delek US Holdings, Inc. (a)	77	1,231
Devon Energy Corporation	395	6,247
Diamondback Energy, Inc.	161	7,793
DMC Global Inc. (a)	15	652
Dorian LPG Ltd. (a)	41	495
Dril-Quip Inc. (a)	35	1,032
Enlink Midstream, LLC	278	1,032
EOG Resources, Inc.	597	29,769
EQT Corporation (a)	267	3,390
Equitrans Midstream Corp.	429	3,446
Exxon Mobil Corporation	4,341	178,942
Frank's International N.V. (a)	100	273
Green Plains Renewable Energy Inc. (a)	34	445
Halliburton Company	902	17,052
Helix Energy Solutions Group, Inc. (a)	157	658
Helmerich & Payne Inc.	112	2,602
Hess Corporation	284	14,982
HollyFrontier Corp.	160	4,146
International Seaways, Inc.	25	414
Kinder Morgan, Inc.	2,088	28,549
Kosmos Energy Ltd. (a)	413	972
Liberty Oilfield Services Inc. - Class A (a)	74	759
Magnolia Oil & Gas Corp. - Class A (a)	134	946
Marathon Oil Corporation	809	5,399
Marathon Petroleum Corporation	667	27,588
Matador Resources Co. (a)	116	1,401
Murphy Oil Corporation (b)	152	1,835
National Oilwell Varco, Inc. (a)	401	5,509
NexTier Oilfield Solutions Inc. (a)	167	573
Occidental Petroleum Corporation	955	16,534
Oceaneering International, Inc. (a)	100	798
ONEOK, Inc.	456	17,511
Ovintiv Canada ULC	266	3,813
Pacific Ethanol, Inc. (a) (b)	60	325
Par Pacific Holdings, Inc. (a)	44	621
Parsley Energy Inc. - Class A	310	4,399
Patterson-UTI Energy Inc.	183	964
PBF Energy Inc. - Class A (a)	104	735
PDC Energy, Inc. (a)	104	2,125
Phillips 66	448	31,316
Pioneer Natural Resources Co.	169	19,278
Plains GP Holdings, L.P. - Class A (a)	175	1,477
Propetro Holding Corp. (a)	89	657
Range Resources Corporation (a)	236	1,583
Reg Biofuels, LLC (a)	40	2,814
REX Stores Corp. (a)	6	437
RPC Inc. (a)	47	148
Schlumberger Ltd.	1,423	31,069
Select Energy Services, Inc. - Class A (a)	54	222
Southwestern Energy Co. (a)	680	2,026
Talos Energy Inc. (a)	14	113
Targa Resources Corp.	243	6,398
TechnipFMC PLC	437	4,107
Texas Pacific Land Trust	6	4,702
The Williams Companies, Inc.	1,244	24,939
Transocean Ltd. (a) (b)	596	1,378
Valero Energy Corporation	419	23,689
Viper Energy Partners LP	64	743
World Fuel Services Corp.	67	2,074
WPX Energy, Inc. - Class A (a)	429	3,498
Total Common Stocks (cost $1,289,861)		843,154
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	2,425	2,425
Investment Companies 0.1%
JNL Government Money Market Fund, 0.02% (c) (d)	1,072	1,072
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	563	563
Total Short Term Investments (cost $4,060)		4,060
Total Investments 100.4% (cost $1,293,921)		847,214
Other Derivative Instruments (0.0)%		(33)
Other Assets and Liabilities, Net (0.4)%		(3,256)
Total Net Assets 100.0%		843,925

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	99	March 2021	4,020	(33)	(138)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 98.0%
Financials 29.5%
Ally Financial Inc.	62	2,225
Ameriprise Financial, Inc.	9	1,676
Assurant, Inc.	29	3,923
Bank of America Corporation	96	2,912
Berkshire Hathaway Inc. - Class B (a)	27	6,241
Capital One Financial Corporation	38	3,762
Chubb Limited	33	5,046
Essent Group Ltd.	42	1,807
JPMorgan Chase & Co.	77	9,753
Morgan Stanley	89	6,064
Reinsurance Group of America, Incorporated	11	1,259
The Charles Schwab Corporation	35	1,828
The Goldman Sachs Group, Inc.	22	5,893
Truist Financial Corporation	23	1,095
U.S. Bancorp	61	2,818
Voya Financial, Inc.	72	4,236
Willis Towers Watson Public Limited Company	7	1,487
		62,025
Health Care 12.8%
AbbVie Inc.	50	5,374
Anthem, Inc.	6	2,047
Becton, Dickinson and Company	12	3,076
Bristol-Myers Squibb Company	39	2,387
Danaher Corporation	10	2,285
Eli Lilly & Co.	14	2,411
Humana Inc.	3	1,295
McKesson Corporation	8	1,436
Medtronic Public Limited Company	56	6,612
		26,923
Industrials 11.7%
Carrier Global Corporation	65	2,437
Eaton Corporation Public Limited Company	44	5,339
FedEx Corporation	4	1,061
Hubbell Inc.	10	1,567
L3Harris Technologies, Inc.	24	4,453
Northrop Grumman Systems Corp.	3	1,038
Otis Worldwide Corporation	19	1,286
Quanta Services, Inc.	32	2,282
Trane Technologies Public Limited Company	7	1,012
Union Pacific Corporation	20	4,095
		24,570
Information Technology 10.3%
Applied Materials, Inc.	42	3,624
Cisco Systems, Inc.	67	3,011
Corning Incorporated	90	3,254
Dolby Laboratories, Inc. - Class A	21	1,989
Microchip Technology Incorporated	15	2,014
NXP Semiconductors N.V.	21	3,385
Qualcomm Incorporated	28	4,273
		21,550
Materials 8.0%
CF Industries Holdings Inc.	113	4,369
Freeport-McMoRan Inc. (a)	212	5,523
Louisiana-Pacific Corp.	46	1,691
MOS Holdings Inc.	61	1,409
Vulcan Materials Co.	26	3,910
		16,902
Utilities 6.3%
Clearway Energy, Inc. - Class C	61	1,956
Exelon Corporation	81	3,423
Nextera Energy Partners, LP	36	2,400
PPL Corporation	145	4,094
The AES Corporation	57	1,337
		13,210
Energy 6.2%
Cabot Oil & Gas Corp.	72	1,173
ConocoPhillips	52	2,077
Hess Corporation	62	3,245
Marathon Petroleum Corporation	115	4,754
Phillips 66	25	1,750
		12,999
Communication Services 4.9%
Alphabet Inc. - Class A (a)	3	5,410
Comcast Corporation - Class A	55	2,858
Vodafone Group Public Limited Company - ADR	125	2,054
		10,322
Consumer Discretionary 4.2%
General Motors Company (a)	92	3,844
Las Vegas Sands Corp. (a)	48	2,887
Lennar Corporation - Class A	12	929
VF Corp.	13	1,124
		8,784
Consumer Staples 3.4%
Archer-Daniels-Midland Company	35	1,787
PepsiCo, Inc.	16	2,390
Philip Morris International Inc.	35	2,889
		7,066
Real Estate 0.7%
Weyerhaeuser Company	46	1,556
Total Common Stocks (cost $178,455)		205,907
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund, 0.02% (b) (c)	3,824	3,824
Total Short Term Investments (cost $3,824)		3,824
Total Investments 99.8% (cost $182,279)		209,731
Other Assets and Liabilities, Net 0.2%		457
Total Net Assets 100.0%		210,188

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.4%
Financials 98.5%
1st Source Corporation	5	209
Affiliated Managers Group, Inc.	13	1,341
AFLAC Incorporated	189	8,425
Alleghany Corporation (a)	4	2,409
Allegiance Bancshares, Inc.	6	195
Ally Financial Inc.	104	3,707
Altabancorp	5	127
Amalgamated Bank - Class A	3	45
Ambac Financial Group, Inc. (a)	13	206
Amerant Bancorp Inc. - Class A (a)	6	96
American Equity Investment Life Holding Company	26	715
American Express Company (a)	191	23,078
American Financial Group, Inc.	21	1,827
American International Group, Inc.	241	9,124
American National Group, Inc.	2	215
Ameriprise Financial, Inc.	33	6,509
Ameris Bancorp	19	722
Amerisafe, Inc.	5	303
Annaly Capital Management, Inc.	390	3,295
AON Public Limited Company - Class A	65	13,644
Apollo Global Management, Inc. - Class A	48	2,335
Arch Capital Group Ltd. (a)	114	4,100
Ares Management Corporation - Class A	30	1,401
Argo Group International Holdings, Ltd.	9	383
Arrow Financial Corporation	5	141
Arthur J Gallagher & Co.	54	6,621
Artisan Partners Asset Management Inc. - Class A	16	829
Assetmark Financial Holdings, Inc. (a)	6	146
Associated Banc-Corp	43	740
Associated Capital Group Inc. - Class A	1	18
Assurant, Inc.	17	2,265
Assured Guaranty Ltd.	23	726
Athene Holding Ltd - Class A (a)	35	1,519
Atlantic Union Bank	22	723
AXIS Capital Holdings Limited	23	1,179
Axos Financial, Inc. (a)	15	547
B. Riley & Co., LLC	4	157
Banc of California, Inc.	12	171
BancFirst Corporation	5	274
BancorpSouth Bank	28	772
Bank First National (b)	2	120
Bank of America Corporation	2,176	65,942
Bank of Hawaii Corporation	11	860
Bank of Marin Bancorp	3	107
Bank OZK	35	1,087
BankUnited, Inc.	26	899
Banner Corporation	9	441
Bar Harbor Bankshares	4	94
Berkshire Hathaway Inc. - Class B (a)	391	90,662
Berkshire Hills Bancorp, Inc.	14	234
BGC Partners, Inc. - Class A	73	293
BlackRock, Inc.	43	30,689
Blackstone Mortgage Trust, Inc. - Class A	38	1,056
Blucora, Inc. (a)	13	208
BOK Financial Corporation	9	607
Boston Private Financial Holdings Inc.	25	214
Bridge Bancorp Inc. (b)	6	135
Brighthouse Financial, Inc. (a)	27	961
Brightsphere Investment Group Inc.	19	364
Broadmark Realty Capital Inc.	36	372
Brookline Bancorp, Inc.	22	271
Brown & Brown Inc.	67	3,181
BRP Group, Inc. - Class A (a)	7	217
Bryn Mawr Bank Corp.	5	150
Byline Bancorp, Inc.	6	87
Cadence Bancorporation - Class A	35	575
Camden National Corp.	5	170
Cannae Holdings, Inc. (a)	23	1,008
Capital City Bank Group Inc.	4	91
Capital One Financial Corporation	127	12,583
Capitol Federal Financial	39	489
Cathay General Bancorp	21	678
Cboe Global Markets, Inc.	31	2,848
CBTX, Inc.	5	118
Central Pacific Financial Corp.	9	162
Century Bancorp Inc. - Class A	1	71
Chubb Limited	126	19,374
Cincinnati Financial Corporation	43	3,728
CIT Group Inc.	28	1,000
Citigroup Inc.	581	35,809
Citizens Financial Group Inc.	119	4,264
Citizens Inc. - Class A (a) (b)	12	70
City Holdings Co.	4	298
CME Group Inc. - Class A	100	18,206
CNO Financial Group, Inc.	40	885
Cohen & Steers, Inc.	7	518
Columbia Banking System Inc.	21	740
Columbia Financial, Inc. (a)	14	212
Comerica Inc.	39	2,184
Commerce Bancshares Inc.	29	1,930
Community Bank System Inc.	15	912
Community Trust Bancorp Inc.	4	147
ConnectOne Bancorp, Inc.	10	191
Cowen Inc. - Class A	7	182
Crawford & Co. - Class A	5	39
Credit Acceptance Corp. (a) (b)	3	953
Crossfirst Bankshares Inc. (a)	14	146
Cullen/Frost Bankers Inc.	17	1,450
Customers Bancorp, Inc. (a)	9	169
CVB Financial Corp.	37	714
Diamond Hill Investment Group, Inc. - Class A (a)	1	121
Dime Community Bancshares Inc.	7	103
Discover Financial Services	86	7,758
Donegal Group Inc. - Class A	4	62
Dynex Capital, Inc.	7	119
Eagle Bancorp Inc.	8	339
East West Bancorp, Inc.	40	2,014
Eaton Vance Corp.	32	2,170
eHealth, Inc. (a)	7	467
Ellington Financial Inc.	13	190
Employer Holdings Inc.	8	253
Encore Capital Group, Inc. (a)	8	312
Enova International, Inc. (a)	9	232
Enstar Group Limited (a)	3	695
Enterprise Financial Services Corp.	7	245
Equitable Holdings, Inc.	113	2,888
Erie Indemnity Company - Class A	7	1,736
Essent Group Ltd.	32	1,362
Evercore Inc. - Class A	11	1,251
Everest Re Group, Ltd.	11	2,610
FactSet Research Systems Inc.	11	3,526
FB Financial Corporation	9	323
FBL Financial Group, Inc. - Class A	3	180
Federal Agricultural Mortgage Corporation - Class C	2	184
Federated Investors, Inc. - Class B	26	759
Fidelity National Financial, Inc. - Class A	77	3,024
Fifth Third Bancorp	199	5,489
First American Financial Corporation	31	1,615
First Bancorp.	8	261
First Bancorp.	62	575
First Bancshares Inc.	6	173
First Busey Corporation	15	318
First Citizens BancShares, Inc. - Class A	1	769
First Commonwealth Financial Corporation	28	304
First Community Bancshares, Inc.	4	97
First Financial Bancorp.	27	472
First Financial Bankshares, Inc.	36	1,284
First Financial Corporation	3	131
First Foundation Inc.	12	230
First Hawaiian, Inc.	36	857
First Horizon National Corporation (b)	156	1,993
First Interstate BancSystem, Inc. - Class A	12	479
First Merchants Corporation	15	556
First Mid Bancshares, Inc.	4	139
First Midwest Bancorp, Inc.	31	500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
First Republic Bank	48	7,037
FirstCash, Inc.	11	796
Flagstar Bancorp, Inc.	14	583
Flushing Financial Corp.	6	105
FNB Corp.	90	859
Focus Financial Partners Inc. - Class A (a)	8	333
Franklin Resources Inc.	83	2,067
Freedom Holding Corp. (a) (b)	5	261
Fulton Financial Corp.	45	572
Genworth Financial, Inc. - Class A (a)	138	523
German American Bancorp Inc.	7	241
Glacier Bancorp, Inc.	26	1,218
Globe Life Inc.	28	2,680
GoHealth, LLC - Class A (a) (b)	9	129
Goosehead Insurance, Inc. - Class A (a)	4	531
Granite Point Mortgage Trust Inc.	16	161
Great Southern Bancorp Inc. (b)	3	168
Great Western Bancorp Inc.	16	337
Green Dot Corporation - Class A (a)	14	780
Hamilton Lane Inc. - Class A	7	510
Hancock Whitney Co.	24	806
Hanover Insurance Group Inc.	10	1,217
HarborOne Bancorp, Inc.	15	168
HCI Group, Inc.	2	115
Heartland Financial USA, Inc.	9	361
Heritage Commerce Corp.	16	142
Heritage Financial Corporation	11	258
Heritage Insurance Holdings, Inc.	7	70
Hilltop Holdings Inc. (b)	18	491
Home BancShares, Inc.	43	844
HomeStreet, Inc.	7	227
Hope Bancorp, Inc.	36	388
Horace Mann Educators Corp.	12	496
Horizon Bancorp Inc.	12	193
Houlihan Lokey Inc. - Class A	14	925
Huntington Bancshares Incorporated	283	3,572
Independence Holding Co.	2	73
Independence Holdings, LLC	22	1,075
Independent Bank Corp.	6	114
Independent Bank Corp.	9	674
Independent Bank Group, Inc.	11	659
Interactive Brokers Group, Inc. - Class A	21	1,251
Intercontinental Exchange, Inc.	151	17,457
International Bancshares Corporation	15	546
Invesco Ltd.	109	1,892
Investors Bancorp, Inc.	68	720
James River Group, Inc.	9	433
Janus Henderson Group PLC	43	1,412
Jefferies Financial Group Inc.	63	1,550
JPMorgan Chase & Co.	850	108,055
K.K.R. Co., Inc. - Class A	141	5,696
Kearny Financial Corp	24	258
Kemper Corp.	17	1,319
KeyCorp	273	4,475
Kinsale Capital Group, Inc.	6	1,195
Ladder Capital Corp - Class A	31	301
Lakeland Bancorp Inc.	15	194
Lakeland Financial Corp.	7	386
Lemonade, Inc. (a) (b)	3	390
LendingClub Corporation (a)	20	211
LendingTree, Inc. (a)	3	860
Lincoln National Corporation	54	2,736
Live Oak Bancshares, Inc.	8	380
Loews Corp.	70	3,171
LPL Financial Holdings Inc.	22	2,313
Luther Burbank Corporation	6	57
M&T Bank Corporation	36	4,578
Markel Corporation (a)	4	3,989
MarketAxess Holdings Inc.	11	6,057
Marsh & McLennan Companies, Inc.	141	16,525
MBIA Inc. (a)	16	108
Mercantile Bank Corp.	4	111
Merchants Bancorp, Inc.	3	82
Mercury General Corp.	7	390
Meridian Bancorp, Inc.	13	196
Meta Financial Group, Inc.	8	297
MetLife, Inc.	215	10,095
MFA Financial, Inc.	123	479
MGIC Investment Corp.	93	1,172
Midland States Bancorp Inc.	5	89
MidWestOne Financial Group Inc.	4	106
Moelis & Company LLC - Class A	16	741
Moody's Corp.	47	13,669
Morgan Stanley	378	25,910
Morningstar Inc.	7	1,512
Mr. Cooper Group Inc. (a)	21	640
MSCI Inc. - Class A	23	10,409
NASDAQ Inc.	32	4,273
National Bank Holdings Corp. - Class A	9	295
National General Holdings Corp.	19	636
National Western Life Group Inc. - Class A	1	125
Navient Corporation	56	546
NBT Bancorp Inc.	13	413
Nelnet, Inc. - Class A	6	399
New York Community Bancorp Inc. - Series A	131	1,381
Nicolet Bankshares, Inc. (a)	3	170
NMI Holdings Inc. - Class A (a)	23	531
Northern Trust Corp.	55	5,146
Northfield Bancorp Inc.	13	164
Northwest Bancshares Inc.	33	424
OceanFirst Financial Corp.	17	319
OFG Bancorp	15	273
Old National Bancorp	47	778
Old Republic International Corp.	82	1,609
Open Lending Corporation - Class A (a)	15	526
Origin Bancorp, Inc.	6	167
Pacific Premier Bancorp, Inc.	23	734
PacWest Bancorp	32	814
Palomar Holdings, Inc. (a)	5	441
Park National Corp.	4	442
Peapack Gladstone Financial Corp.	5	122
PennyMac Financial Services, Inc.	16	1,070
Peoples Bancorp Inc.	6	162
People's United Financial Inc.	118	1,528
Pinnacle Financial Partners, Inc.	21	1,356
Piper Jaffray Cos.	5	494
PJT Partners Inc. - Class A (b)	6	441
Popular Inc.	23	1,317
Preferred Bank	4	208
Premier Financial Corporation	11	256
Primerica, Inc.	11	1,489
Principal Financial Group, Inc.	77	3,805
ProAssurance Corporation	16	287
PROG Holdings, Inc. (a)	18	953
Progressive Corp.	163	16,140
Prosight Global, Inc. (a)	3	41
Prosperity Bancshares Inc.	26	1,798
Provident Financial Services, Inc.	20	353
Prudential Financial Inc.	111	8,627
QCR Holdings, Inc.	4	145
Radian Group Inc.	55	1,105
Raymond James Financial Inc.	35	3,300
Regions Financial Corporation	269	4,335
Reinsurance Group of America, Incorporated	19	2,213
RenaissanceRe Holdings Ltd	14	2,328
Renasant Corporation	15	516
Republic Bancorp Inc. - Class A	3	98
RLI Corp.	11	1,195
Rocket Companies, Inc. - Class A (a) (b)	27	548
S&P Global Inc.	67	22,095
S&T Bancorp Inc.	11	281
Safety Insurance Group, Inc.	4	310
Sandy Spring Bancorp Inc.	13	406
Seacoast Banking Corp. of Florida (a)	15	427
SEI Investments Co.	35	1,984
Selective Insurance Group Inc.	17	1,109
SelectQuote, Inc. (a)	7	152
ServisFirst Bancshares, Inc.	13	528
Signature Bank	15	2,029
Simmons First National Corp. - Class A	31	665

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SLM Corporation	95	1,182
South State Corp.	20	1,451
Southside Bancshares, Inc.	9	294
State Auto Financial Corp.	4	78
State Street Corporation	99	7,172
Sterling Bancorp	54	980
Stewart Information Services Corp.	7	349
Stifel Financial Corp.	28	1,435
Stock Yards Bancorp Inc.	6	244
StoneX Group Inc. (a)	5	269
SVB Financial Group (a)	14	5,588
Synchrony Financial	147	5,113
Synovus Financial Corp.	41	1,327
T. Rowe Price Group, Inc.	64	9,614
TCF Financial Corporation	43	1,591
Texas Capital Bancshares, Inc. (a)	14	843
TFS Financial Corporation	15	269
The Allstate Corporation	87	9,605
The Bancorp, Inc. (a)	15	199
The Bank of New York Mellon Corporation (c)	222	9,429
The Blackstone Group Inc. - Class A	187	12,123
The Carlyle Group, Inc.	40	1,248
The Charles Schwab Corporation	426	22,616
The First of Long Island Corporation	6	104
The Goldman Sachs Group, Inc.	91	24,041
The Hartford Financial Services Group, Inc.	100	4,918
The PNC Financial Services Group, Inc.	118	17,637
The PRA Group, Inc. (a)	13	517
The Travelers Companies, Inc.	71	9,905
Third Point Reinsurance Ltd. (a)	25	235
Tompkins Financial Corp.	4	268
TowneBank	20	473
TPG RE Finance Trust, Inc.	13	136
Tradeweb Markets Inc. - Class A	25	1,567
Trico Bancshares	8	285
Tristate Capital Holdings, Inc. (a)	6	108
Triumph Bancorp, Inc. (a)	6	309
Truist Financial Corporation	376	18,011
Trupanion Inc. (a)	8	984
TrustCo Bank Corp.	30	199
Trustmark Corp.	18	483
Two Harbors Investment Corp.	74	470
U.S. Bancorp	378	17,613
UMB Financial Corp.	13	884
Umpqua Holdings Corp.	62	936
United Bankshares Inc.	37	1,189
United Community Banks, Inc.	24	673
United Fire Group Inc.	7	173
Universal Insurance Holdings, Inc. (b)	9	130
Univest Financial Corporation	9	175
Unum Group	57	1,299
Valley National Bancorp	108	1,051
Veritex Holdings Inc.	13	343
Victory Capital Holdings, Inc. - Class A (b)	4	104
Virtu Financial Inc. - Class A	18	443
Virtus Partners, Inc.	2	474
Voya Financial, Inc.	35	2,087
W. R. Berkley Corporation	40	2,638
Waddell & Reed Financial Inc. - Class A	17	427
Walker & Dunlop, Inc.	9	783
Washington Federal Inc.	21	546
Washington Trust Bancorp, Inc.	5	204
Waterstone Financial, Inc.	6	119
Watford Holdings Ltd. (a)	4	143
Webster Financial Corp.	26	1,079
Wells Fargo & Company	1,092	32,951
WesBanco Inc.	19	557
Westamerica Bancorp	8	424
Western Alliance Bancorp	27	1,620
White Mountains Insurance Group Ltd	1	877
Willis Towers Watson Public Limited Company	36	7,592
Wintrust Financial Corporation	16	993
WisdomTree Investments, Inc.	36	194
World Acceptance Corp. (a) (b)	1	149
WSFS Financial Corp.	14	634
Zions Bancorp	46	1,981
		1,111,717
Real Estate 0.9%
AGNC Investment Corp.	155	2,416
Apollo Commercial Real Estate Finance, Inc.	39	441
Arbor Realty Trust, Inc.	28	395
Ares Commercial Real Estate Corporation	8	99
ARMOUR Residential REIT, Inc.	19	204
Capstead Mortgage Corporation	26	154
Chimera Investment Corporation	63	647
Colony Credit Real Estate, Inc. - Class A (a)	25	185
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20	1,296
Invesco Mortgage Capital Inc. (b)	57	191
KKR Real Estate Finance Trust Inc.	9	168
New Residential Investment Corp.	115	1,146
New York Mortgage Trust Inc.	106	391
PennyMac Mortgage Investment Trust	27	478
Ready Capital Corporation	11	133
Redwood Trust Inc. (b)	30	266
Starwood Property Trust, Inc. (b)	80	1,552
		10,162
Total Common Stocks (cost $914,508)		1,121,879
RIGHTS 0.0%
First Eagle Private Credit, LLC (a) (d)	5	—
Total Rights (cost $1)		—
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.07% (c) (e)	2,197	2,197
Investment Companies 0.2%
JNL Government Money Market Fund, 0.02% (c) (e)	2,058	2,058
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (f) (g)	822	822
Total Short Term Investments (cost $5,077)		5,077
Total Investments 99.8% (cost $919,586)		1,126,956
Other Derivative Instruments 0.0%		113
Other Assets and Liabilities, Net 0.2%		1,689
Total Net Assets 100.0%		1,128,758

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Mellon Financial Sector Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	13,478	512	2,218	305	(191)	(2,152)	9,429	0.8

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	89	March 2021	7,868	113	192

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.6%
Health Care 99.6%
10X Genomics, Inc. (a)	44	6,236
1Life Healthcare, Inc. (a)	35	1,527
Abbott Laboratories	1,260	137,940
AbbVie Inc.	1,256	134,559
ABIOMED, Inc. (a)	32	10,442
Acadia Healthcare Company, Inc. (a)	59	2,958
ACADIA Pharmaceuticals Inc. (a)	83	4,442
Accelerate Diagnostics, Inc. (a) (b)	21	162
Acceleron Pharma Inc. (a)	36	4,609
Accolade Inc. (a) (b)	8	362
Acutus Medical, Inc. (a) (b)	6	162
Adaptive Biotechnologies Corporation (a)	62	3,685
Addus HomeCare Corporation (a)	11	1,273
Adverum Biotechnologies, Inc. (a)	46	500
Aerie Pharmaceuticals, Inc. (a) (b)	29	395
Agenus Inc. (a)	73	233
Agilent Technologies, Inc.	219	25,993
Agios Pharmaceuticals, Inc. (a)	45	1,963
Akebia Therapeutics, Inc. (a)	97	271
Akero Therapeutics Inc. (a)	11	281
Akouos, Inc. (a) (b)	6	115
Albireo Pharma, Inc. (a)	10	385
Alector, Inc. (a)	30	448
Alexion Pharmaceuticals, Inc. (a)	156	24,328
Alexo Therapeutics Inc. (a)	5	430
Align Technology, Inc. (a)	53	28,415
Alkermes Public Limited Company (a)	116	2,318
Allakos Inc. (a)	17	2,366
Allogene Therapeutics, Inc. (a)	41	1,037
Allovir, Inc. (a) (b)	9	338
Allscripts Healthcare Solutions, Inc. (a)	119	1,722
Alnylam Pharmaceuticals, Inc. (a)	82	10,669
Alphatec Holdings, Inc. (a)	30	443
Amedisys, Inc. (a)	23	6,817
AmerisourceBergen Corporation	109	10,633
Amgen Inc.	416	95,671
Amicus Therapeutics, Inc. (a)	170	3,914
AMN Healthcare Services, Inc. (a)	34	2,312
Amneal Pharmaceuticals, Inc. - Class A (a)	70	319
Amphastar Pharmaceuticals, Inc. (a) (b)	28	554
Anaptysbio, Inc. (a)	19	412
AngioDynamics, Inc. (a)	27	410
ANI Pharmaceuticals, Inc. (a)	8	218
Anika Therapeutics, Inc. (a)	11	519
Annexon, Inc. (a) (b)	9	225
Antares Pharma, Inc. (a)	109	436
Anthem, Inc.	179	57,372
Apellis Pharmaceuticals, Inc. (a)	40	2,306
Apollo Medical Holdings, Inc. (a)	21	383
Applied Molecular Transport Inc. (a) (b)	7	217
Applied Therapeutics, Inc. (a)	12	257
Aprea (US), Inc. (a)	5	26
Arcturus Therapeutics Holdings Inc. (a)	14	595
Arcus Biosciences, Inc. (a)	27	692
Arcutis Biotherapeutics, Inc. (a) (b)	5	134
Ardelyx, Inc. (a)	51	332
Arena Pharmaceuticals, Inc. (a)	40	3,075
Arrowhead Pharmaceuticals Inc (a)	69	5,275
Arvinas Operations, Inc. (a)	22	1,867
Assembly Biosciences, Inc. (a)	23	140
Atara Biotherapeutics, Inc. (a)	50	978
Athenex, Inc. (a) (b)	32	349
Athersys, Inc. (a) (b)	136	238
Atreca, Inc. - Class A (a)	23	369
AtriCure, Inc. (a)	32	1,806
Atrion Corporation	1	704
Avanos Medical, Inc. (a)	36	1,636
Avantor, Inc. (a)	368	10,356
Avidity Biosciences, Inc. (a)	9	226
AVROBIO, Inc. (a)	19	262
AxoGen, Inc. (a)	25	452
Axonics Modulation Technologies, Inc. (a) (b)	16	781
Axsome Therapeutics, Inc. (a)	20	1,657
Baxter International Inc.	360	28,859
Beam Therapeutics Inc. (a) (b)	12	972
Becton, Dickinson and Company	206	51,526
BioCryst Pharmaceuticals, Inc. (a) (b)	132	985
BioDelivery Sciences International, Inc. (a)	59	246
Biogen Inc. (a)	113	27,548
Biohaven Pharmaceutical Holding Company Ltd. (a)	36	3,119
BioLife Solutions, Inc. (a)	18	699
BioMarin Pharmaceutical Inc. (a)	129	11,329
Bio-Rad Laboratories, Inc. - Class A (a)	16	9,271
Bio-Techne Corporation	27	8,661
BioTelemetry, Inc. (a)	25	1,800
Bioxcel Therapeutics, Inc. (a)	10	441
Black Diamond Therapeutics, Inc. (a)	7	223
Bluebird Bio, Inc. (a)	47	2,055
Blueprint Medicines Corporation (a)	37	4,175
Boston Scientific Corporation (a)	1,016	36,537
Bristol-Myers Squibb Company	1,601	99,328
Brookdale Senior Living Inc. (a)	121	536
Bruker Corp.	76	4,114
Calithera Biosciences, Inc. (a)	35	170
Cantel Medical Corp. (a)	29	2,255
Cara Therapeutics, Inc. (a)	33	493
Cardinal Health, Inc.	209	11,177
Cardiovascular Systems Inc. (a)	26	1,137
Caredx, Inc. (a) (b)	33	2,381
Castle Biosciences, Inc. (a)	13	865
Catalent Inc. (a)	116	12,107
Catalyst Pharmaceuticals, Inc. (a)	72	242
Celldex Therapeutics, Inc. (a)	26	463
CEL-SCI Corporation (a) (b)	26	302
Centene Corporation (a)	412	24,712
Cerner Corp.	217	17,026
Cerus Corporation (a)	124	858
Change Healthcare Inc. (a)	166	3,105
Charles River Laboratories International Inc. (a)	35	8,797
Chemed Corporation	11	6,067
ChemoCentryx, Inc. (a)	34	2,108
Cigna Holding Company	261	54,310
Clovis Oncology Inc. (a) (b)	61	292
Codexis, Inc. (a)	38	836
Co-Diagnostics, Inc. (a) (b)	18	167
Coherus Biosciences, Inc. (a)	40	701
Collegium Pharmaceutical, Inc. (a) (b)	22	446
Community Health Systems Inc. (a)	72	533
Computer Programs & Systems Inc. (a)	11	282
Conmed Corp. (b)	21	2,372
Constellation Pharmaceuticals, Inc. (a)	17	482
Cooper Cos. Inc.	38	13,855
Corcept Therapeutics Inc. (a)	80	2,092
Cortexyme Inc. (a) (b)	10	269
Corvel Corp. (a)	7	775
Covetrus, Inc. (a)	74	2,138
Crinetics Pharmaceuticals, Inc. (a)	14	199
CRISPR Therapeutics AG (a)	37	5,716
CryoLife Inc. (a)	29	678
Cryoport, Inc. (a) (b)	26	1,137
Cue Biopharma, Inc. (a)	15	194
CVS Health Corporation	930	63,499
Cymabay Therapeutics, Inc. (a)	33	187
Cytokinetics, Incorporated (a)	43	900
Cytomx Therapeutics, Inc. (a)	30	199
Danaher Corporation	454	100,756
DaVita Inc. (a)	57	6,720
Deciphera Pharmaceuticals, Inc. (a)	26	1,474
Denali Therapeutics Inc. (a)	55	4,602
Dentsply Sirona Inc.	155	8,127
DexCom Inc. (a)	68	25,111
Dicerna Pharmaceuticals, Inc. (a)	46	1,014
DURECT Corporation (a)	116	240
Dynavax Technologies Corporation (a) (b)	72	320
Eagle Pharmaceuticals Inc. (a)	9	397
Editas Medicine, Inc. (a)	44	3,087

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Edwards Lifesciences Corporation (a)	442	40,294
Eidos Therapeutics, Inc. (a)	7	929
Elanco Animal Health (a)	304	9,321
Eli Lilly & Co.	612	103,253
Emergent BioSolutions Inc. (a)	31	2,804
Enanta Pharmaceuticals, Inc. (a)	12	523
Encompass Health Corporation	71	5,910
Endo International Public Limited Company (a)	166	1,195
Envista Holdings Corporation (a)	112	3,774
Epizyme, Inc. (a)	51	556
Esperion Therapeutics, Inc. (a) (b)	19	492
Evolent Health, Inc. - Class A (a)	56	893
Exact Sciences Corporation (a)	113	14,943
Exelixis, Inc. (a)	218	4,380
Fate Therapeutics, Inc. (a)	49	4,464
FibroGen, Inc. (a)	56	2,088
Flexion Therapeutics, Inc. (a) (b)	31	361
Fluidigm Corporation (a)	48	289
Forma Therapeutics Holdings, Inc. (a) (b)	11	387
Frequency Therapeutics, Inc. (a) (b)	17	600
Fulgent Genetics, Inc. (a) (b)	8	424
G1 Therapeutics, Inc. (a)	21	373
Generation Bio Co. (a)	8	222
GenMark Diagnostics, Inc. (a)	43	624
Geron Corp. (a) (b)	225	357
Gilead Sciences, Inc.	891	51,891
Glaukos Corp. (a) (b)	28	2,109
Global Blood Therapeutics, Inc. (a)	40	1,751
Globus Medical Inc. - Class A (a)	54	3,491
Gossamer Bio, Inc. (a)	39	373
Guardant Health, Inc. (a)	52	6,743
Haemonetics Corp. (a)	36	4,251
Halozyme Therapeutics, Inc. (a)	92	3,928
Hanger, Inc. (a)	26	577
HCA Healthcare, Inc.	192	31,594
Health Catalyst, Inc. (a) (b)	11	475
HealthEquity, Inc. (a)	54	3,782
Healthstream, Inc. (a)	20	441
Henry Schein Inc. (a)	102	6,807
Heron Therapeutics, Inc. (a) (b)	65	1,367
Heska Corporation (a)	6	823
Hill-Rom Holdings Inc.	48	4,670
HMS Holdings Corp. (a)	66	2,415
Hologic Inc. (a)	185	13,494
Homology Medicines, Inc. (a)	18	200
Horizon Therapeutics Public Limited Company (a)	155	11,353
Humana Inc.	94	38,559
ICU Medical, Inc. (a)	14	3,101
IDEXX Laboratories, Inc. (a)	60	30,204
IGM Biosciences, Inc. (a) (b)	5	415
Illumina, Inc. (a)	104	38,380
ImmunoGen, Inc. (a)	135	872
Immunovant, Inc. (a)	23	1,077
Inari Medical, Inc. (a)	7	572
Incyte Corporation (a)	132	11,496
Inhibrx, Inc. (a) (b)	6	210
Innoviva, Inc. (a)	49	609
Inogen, Inc. (a)	15	648
Inovalon Holdings, Inc. - Class A (a)	54	973
Inovio Pharmaceuticals, Inc. (a) (b)	118	1,047
Insmed Inc. (a)	73	2,438
Inspire Medical Systems Inc. (a)	17	3,266
Insulet Corporation (a)	47	11,969
Integer Holdings Corporation (a)	25	2,004
Integra LifeSciences Holdings Corp. (a)	50	3,276
Intellia Therapeutics, Inc. (a)	31	1,700
Intercept Pharmaceuticals, Inc. (a)	19	478
Intersect ENT, Inc. (a)	24	541
Intra-Cellular Therapies, Inc. (a)	54	1,727
Intuitive Surgical, Inc. (a)	83	68,012
Invitae Corporation (a) (b)	94	3,914
Ionis Pharmaceuticals Inc. (a)	95	5,378
Iovance Biotherapeutics Inc. (a)	79	3,645
IQVIA Inc. (a)	136	24,346
iRhythm Technologies Inc. (a)	20	4,817
Ironwood Pharmaceuticals, Inc. - Class A (a)	115	1,315
Iteos Therapeutics Inc. (a)	8	280
Iveric Bio, Inc. (a)	48	334
Jazz Pharmaceuticals Public Limited Company (a)	40	6,568
Johnson & Johnson	1,873	294,775
Kadmon Holdings, Inc. (a)	87	362
Kala Pharmaceuticals Inc. (a) (b)	24	161
Karuna Therapeutics, Inc. (a)	9	868
Karyopharm Therapeutics Inc. (a) (b)	34	525
Keros Therapeutics, Inc. (a)	6	434
Kiniksa Pharmaceuticals Ltd. - Class A (a)	16	289
Kodiak Sciences, Inc. (a)	23	3,337
Krystal Biotech, Inc. (a)	9	560
Kura Oncology, Inc. (a)	36	1,184
Kymera Therapeutics, Inc. (a) (b)	8	466
Laboratory Corporation of America Holdings (a)	69	14,085
Lantheus Holdings Inc. (a)	45	609
LeMaitre Vascular Inc.	12	505
LHC Group, Inc. (a)	21	4,563
Ligand Pharmaceuticals Incorporated (a) (b)	12	1,211
LivaNova PLC (a)	36	2,360
Luminex Corporation	31	718
MacroGenics Inc. (a)	33	764
Madrigal Pharmaceuticals Inc. (a) (b)	7	818
Magellan Health Services Inc. (a)	16	1,346
Masimo Corp. (a)	37	9,853
McKesson Corporation	115	20,039
Mednax, Inc. (a)	61	1,501
Medpace Holdings, Inc. (a)	21	2,873
Medtronic Public Limited Company	956	111,977
MeiraGTx Holdings plc (a)	10	158
Merck & Co., Inc.	1,800	147,213
Meridian Bioscience Inc. (a)	33	616
Merit Medical Systems Inc. (a)	37	2,043
Mersana Therapeutics, Inc. (a)	35	918
Merus N.V. (a)	15	255
Mesa Laboratories, Inc.	4	1,066
Mettler-Toledo International Inc. (a)	17	19,408
Mirati Therapeutics, Inc. (a)	20	4,410
Moderna, Inc. (a)	197	20,538
Molecular Templates, Inc. (a)	15	140
Molina Healthcare, Inc. (a)	42	8,992
Morphic Holding, Inc. (a)	8	278
Myovant Sciences Ltd. (a)	23	648
Myriad Genetics, Inc. (a)	56	1,101
NanoString Technologies, Inc. (a)	31	2,044
NantKwest, Inc. (a) (b)	22	291
Natera, Inc. (a)	49	4,842
National Healthcare Corp.	9	598
National Research Corp. (a)	10	419
Natus Medical Inc. (a)	27	536
Nektar Therapeutics (a) (b)	129	2,201
Neogen Corp. (a)	37	2,969
Neogenomics Laboratories, Inc. (a)	76	4,065
Neoleukin Therapeutics, Inc. (a)	17	240
Neurocrine Biosciences, Inc. (a)	64	6,087
Nevro Corp. (a)	23	4,051
Nextcure, Inc. (a) (b)	9	98
Nextgen Healthcare Inc. (a)	40	729
Nkarta, Inc. (a) (b)	4	271
Novavax, Inc. (a) (b)	43	4,844
Novocure Limited (a)	61	10,541
Nurix Therapeutics, Inc. (a) (b)	8	246
NuVasive Inc. (a)	37	2,084
Ocular Therapeutix, Inc. (a)	41	847
Odonate Therapeutics, Inc. (a)	10	188
Omeros Corporation (a) (b)	36	510
Omnicell, Inc. (a)	31	3,746
Ontrak Inc. (a) (b)	5	301
OPKO Health, Inc. (a) (b)	317	1,254
Option Care Health, Inc. (a)	26	400
Orasure Technologies, Inc. (a)	46	483
Oric Pharmaceuticals, Inc. (a)	12	410
Orthofix Medical Inc. (a)	14	598
Orthopediatrics Corp. (a)	8	324

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Owens & Minor Inc.	56	1,508
Pacific Biosciences of California, Inc. (a)	117	3,039
Pacira Biosciences, Inc. (a)	29	1,712
Passage Bio, Inc. (a)	13	321
Patterson Cos. Inc.	62	1,851
Penumbra, Inc. (a) (b)	24	4,282
PerkinElmer Inc.	80	11,421
Perrigo Company Public Limited Company	97	4,335
Personalis, Inc. (a)	16	570
PetIQ, Inc. - Class A (a) (b)	15	563
Pfizer Inc.	3,954	145,543
Phathom Pharmaceuticals, Inc. (a)	7	232
Phibro Animal Health Corporation - Class A	15	298
Phreesia, Inc. (a)	24	1,276
Pliant Therapeutics, Inc. (a) (b)	7	163
PPD, Inc. (a)	88	3,024
PRA Health Sciences, Inc. (a)	45	5,673
Precigen, Inc. (a) (b)	40	408
Precision BioSciences Inc (a)	26	218
Premier Healthcare Solutions, Inc. - Class A	85	2,978
Prestige Consumer Healthcare Inc. (a)	37	1,291
Progyny, Inc. (a) (b)	12	523
Protagonist Therapeutics, Inc. (a)	29	576
Prothena Corporation Public Limited Company (a)	22	260
Provention Bio, Inc. (a) (b)	31	526
Providence Services Corp. (a)	9	1,247
PTC Therapeutics, Inc. (a)	42	2,547
Puma Biotechnology, Inc. (a)	24	243
Quanterix Corporation (a)	14	668
Quest Diagnostics Incorporated	96	11,400
Quidel Corporation (a)	27	4,905
Quotient Limited (a)	45	233
R1 RCM Inc. (a)	71	1,716
Radius Health, Inc. (a)	34	611
RadNet Inc. (a)	33	643
Raptor Pharmaceuticals Inc. (a)	11	212
Reata Pharmaceuticals, Inc. - Class A (a)	17	2,154
Regeneron Pharmaceuticals, Inc. (a)	74	35,833
Regenxbio Inc. (a)	23	1,056
Relay Therapeutics, Inc. (a)	18	757
Relmada Therapeutics, Inc. (a) (b)	8	241
Repare Therapeutics Inc. (a) (b)	6	213
Repligen Corporation (a)	35	6,785
Replimune Group, Inc. (a)	15	554
ResMed Inc.	103	21,881
Retrophin, Inc. (a)	30	831
Revance Therapeutics Inc. (a)	42	1,187
Revolution Medicines, Inc. (a)	14	550
Rhythm Pharmaceuticals, Inc. (a)	18	532
Rigel Pharmaceuticals Inc. (a)	117	408
Rocket Pharmaceuticals, Ltd. (a) (b)	24	1,290
Royalty Pharma PLC - Class A	82	4,113
Rubius Therapeutics, Inc. (a) (b)	25	190
Sage Therapeutics Inc. (a)	37	3,180
Sangamo Therapeutics Inc. (a)	83	1,302
Sarepta Therapeutics, Inc. (a)	54	9,161
Scholar Rock Holding Corporation (a) (b)	15	740
Schrodinger, Inc. (a)	27	2,108
Seagen Inc. (a)	87	15,185
Select Medical Holdings Corporation (a)	75	2,082
Seres Therapeutics, Inc. (a)	41	1,015
Shockwave Medical, Inc. (a)	19	1,997
SI-BONE, Inc. (a)	23	694
SIGA Technologies, Inc. (a)	38	279
Silk Road Medical, Inc. (a)	20	1,238
Simulations Plus Inc.	10	699
Smiledirectclub, Inc. - Class A (a) (b)	41	495
Sorrento Therapeutics, Inc. (a) (b)	151	1,028
Spectrum Pharmaceuticals, Inc. (a)	102	348
Springworks Therapeutics, Inc. (a)	14	989
Staar Surgical Co. (a)	24	1,930
Steris Limited	61	11,511
Stoke Therapeutics, Inc. (a)	7	446
Stryker Corporation	240	58,847
Supernus Pharmaceuticals Inc. (a)	38	957
SurModics Inc. (a)	11	472
Symbion, Inc. (a)	16	478
Syndax Pharmaceuticals, Inc. (a)	25	563
Syneos Health, Inc. - Class A (a)	46	3,136
Tabula Rasa HealthCare Inc. (a) (b)	16	664
Tactile Systems Technology, Inc. (a) (b)	14	632
Tandem Diabetes Care Inc. (a)	40	3,861
TCR2 Therapeutics Inc. (a)	14	418
Teladoc Health, Inc. (a) (b)	81	16,262
Teleflex Incorporated	33	13,710
Tenet Healthcare Corporation (a)	65	2,591
TG Biologics, Inc. (a)	71	3,699
The Ensign Group, Inc.	37	2,732
The Pennant Group, Inc. (a)	20	1,146
TherapeuticsMD, Inc. (a) (b)	166	201
Theravance Biopharma, Inc. (a) (b)	32	571
Thermo Fisher Scientific Inc.	281	131,113
Tilray, Inc. (a) (b)	44	362
Tivity Health, Inc. (a)	25	497
Translate Bio, Inc. (a)	36	657
Tricida, Inc. (a)	22	154
Triple-S Management Corp. - Class B (a) (b)	19	416
Turning Point Therapeutics, Inc. (a)	29	3,547
Twist Bioscience Corporation (a)	22	3,121
U. S. Physical Therapy, Inc.	10	1,158
Ultragenyx Pharmaceutical Inc. (a) (b)	41	5,722
uniQure N.V. (a)	24	873
United Therapeutics Corporation (a)	31	4,751
UnitedHealth Group Incorporated	676	237,097
Universal Health Services Inc. - Class B	55	7,613
Vanda Pharmaceuticals Inc. (a)	39	514
Vapotherm, Inc. (a) (b)	7	186
Varex Imaging Corporation (a)	30	503
Varian Medical Systems, Inc. (a)	65	11,361
Vaxart Biosciences, Inc. (a) (b)	74	422
Vaxcyte, Inc. (a) (b)	10	274
VBI Vaccines (Delaware) Inc. (a) (b)	109	300
Veeva Systems Inc. - Class A (a)	96	26,107
Veracyte, Inc. (a)	41	1,995
Vericel Corporation (a) (b)	27	845
Vertex Pharmaceuticals Incorporated (a)	185	43,730
Viatris, Inc. (a)	874	16,380
ViewRay, Inc. (a)	49	187
Viking Therapeutics, Inc. (a) (b)	51	285
Vocera Communications, Inc. (a)	23	966
Voyager Therapeutics, Inc. (a)	18	126
Waters Corp. (a)	44	10,885
Wave Life Sciences Ltd. (a)	15	121
West Pharmaceutical Services Inc.	52	14,862
Xbiotech Inc (a) (b)	8	120
Xencor, Inc. (a)	37	1,602
Xenon Pharmaceuticals Inc. (a) (b)	17	258
Y-mAbs Therapeutics, Inc. (a)	15	752
Zeno Pharmaceuticals, Inc. (a)	12	631
Zimmer Biomet Holdings, Inc.	147	22,666
ZIOPHARM Oncology, Inc. (a) (b)	152	382
Zoetis Inc. - Class A	338	55,865
Zogenix, Inc. (a)	39	770
Zymeworks Inc. (a)	24	1,112
Zynex, Inc. (a) (b)	13	179
Total Common Stocks (cost $2,394,556)		3,757,499
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	56
Total Rights (cost $0)		56
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.07% (d) (e)	32,161	32,161
Investment Companies 0.4%
JNL Government Money Market Fund, 0.02% (d) (e)	13,344	13,344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (f) (g)	1,124	1,124
Total Short Term Investments (cost $46,629)		46,629
Total Investments 100.8% (cost $2,441,185)		3,804,184
Other Derivative Instruments 0.0%		205
Other Assets and Liabilities, Net (0.8)%		(30,496)
Total Net Assets 100.0%		3,773,893

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	155	March 2021	17,339	205	425

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.3%
Industrials 99.2%
3M Company	19	3,253
AAON, Inc.	1	89
AAR Corp.	1	36
ABM Industries Incorporated	2	80
ACCO Brands Corporation	3	25
Acuity Brands, Inc.	1	158
ADT, Inc.	5	40
Advanced Drainage Systems, Inc.	2	144
AECOM (a)	5	256
Aegion Corporation - Class A (a) (b)	1	16
Aerojet Rocketdyne Holdings, Inc. (a)	2	116
AeroVironment, Inc. (a)	1	66
AGCO Corporation	2	211
Air Lease Corporation - Class A	3	153
Air Transport Services Group, Inc. (a)	—	13
Alamo Group Inc.	—	46
Alaska Air Group, Inc.	1	54
Albany International Corp. - Class A	1	73
Allegiant Travel Company (a)	—	27
Allegion Public Limited Company	3	348
Allison Systems, Inc.	4	162
Altra Industrial Motion Corp.	2	114
AMERCO (a)	—	148
Ameresco, Inc. - Class A (a)	1	37
American Airlines Group Inc. (a) (b)	4	65
American Woodmark Corporation (a)	1	50
AMETEK, Inc.	7	896
AO Smith Corp.	4	238
APi Group Corporation (a)	4	68
Apogee Enterprises, Inc.	1	29
Applied Industrial Technologies, Inc.	1	101
Arcbest Corporation	1	32
Arcosa, Inc.	2	85
Argan, Inc.	1	23
Armstrong World Industries, Inc.	2	119
ASGN Incorporated (a)	2	144
Astec Industries, Inc.	1	41
Atkore International Group Inc. (a)	1	59
Atlas Air Worldwide Holdings, Inc. (a)	—	9
Avis Budget Group, Inc. (a)	2	70
Axone Intelligence Inc. (a)	2	249
AZZ Inc.	1	42
Barnes Group Inc.	2	79
Barrett Business Services, Inc.	—	19
Beacon Roofing Supply, Inc. (a)	2	71
Bloom Energy Corporation - Class A (a)	3	90
Blue Bird Global Corporation (a)	—	5
Boise Cascade Company	1	54
Brady Corp. - Class A	2	83
BrightView Holdings, Inc. (a)	1	16
Brink's Co.	2	118
Builders FirstSource, Inc. (a)	4	157
BWXT Government Group, Inc.	3	184
C.H. Robinson Worldwide, Inc.	4	407
CAI International Inc.	1	16
Carlisle Cos. Inc.	2	278
Carrier Global Corporation	27	1,001
Casella Waste Systems Inc. - Class A (a)	2	99
Caterpillar Inc.	17	3,184
CBIZ Inc. (a)	2	47
Chart Industries, Inc. (a)	1	135
Cimpress Public Limited Company (a)	1	49
Cintas Corp.	3	1,003
CIRCOR International, Inc. (a)	1	26
Clean Harbors Inc. (a)	2	134
Colfax Corp. (a)	3	117
Columbus Mckinnon Corp.	1	31
Comfort Systems USA Inc.	1	64
Construction Partners, Inc. - Class A (a)	1	27
Copart Inc. (a)	7	867
CoreLogic, Inc.	3	197
Cornerstone Building Brands, Inc. (a) (b)	2	18
CoStar Group, Inc. (a)	1	1,175
Covanta Holding Corporation	4	53
Crane Co.	2	119
CSW Industrials Inc.	—	54
CSX Corp.	25	2,242
Cubic Corp. (b)	1	63
Cummins Inc.	5	1,082
Curtiss-Wright Corp.	1	158
Deere & Company	10	2,587
Delta Air Lines, Inc.	5	205
Deluxe Corp.	1	36
Donaldson Co. Inc.	4	226
Douglas Dynamics, Inc.	1	33
Dover Corporation	5	589
Ducommun Inc. (a)	—	21
DXP Enterprises Inc. (a)	—	9
Dycom Industries, Inc. (a)	1	78
Eaton Corporation Public Limited Company	13	1,552
Echo Global Logistics, Inc. (a)	1	22
Elance, Inc. (a)	3	90
EMCOR Group, Inc.	2	164
Emerson Electric Co.	19	1,551
Encore Wire Corp.	1	37
Energy Recovery, Inc. (a)	1	19
Enerpac Tool Group Corp. - Class A	2	40
EnerSys	1	112
Ennis Inc.	1	17
EnPro Industries, Inc.	1	50
Equifax Inc.	4	755
ESCO Technologies Inc.	1	86
Evoqua Water Technologies Corp. (a)	3	93
Expeditors International of Washington Inc.	5	517
Exponent, Inc.	2	153
Fastenal Co.	19	903
Federal Signal Corporation	2	61
FedEx Corporation	8	2,087
Flowserve Corporation	4	156
Fluor Corp. (a)	4	71
Forrester Research Inc. (a)	—	12
Fortive Corporation	10	692
Fortune Brands Home & Security, Inc.	4	381
Forward Air Corp.	1	69
Foundation Building Materials Inc. (a)	1	11
Franklin Electric Co. Inc.	1	87
FTI Consulting Inc. (a)	1	135
FuelCell Energy, Inc. (a) (b)	10	110
Gates Industrial Corporation PLC (a)	2	22
GATX Corporation	1	86
Genco Shipping & Trading Limited	—	1
Generac Holdings Inc. (a)	2	459
General Dynamics Corporation	8	1,171
General Electric Company	283	3,054
Gibraltar Industries Inc. (a)	1	75
GMS Inc. (a)	1	43
Gorman-Rupp Co.	1	20
Graco Inc.	5	388
GrafTech International Ltd.	3	29
Granite Construction Incorporated (b)	2	42
Great Lakes Dredge & Dock Corp. (a)	2	31
Greenbrier Cos. Inc.	1	41
Griffon Corporation	1	28
H&E Equipment Services, Inc.	1	30
Harsco Corporation (a)	3	47
Hawaiian Holdings, Inc. (a)	—	5
Healthcare Services Group Inc.	2	64
Heartland Express Inc.	2	28
HEICO Corp.	1	184
HEICO Corp. - Class A	2	277
Heidrick & Struggles International Inc.	1	21
Helios Technologies, Inc.	1	56
Herc Holdings Inc. (a)	1	40
Heritage-Crystal Clean, LLC (a) (b)	—	7
Herman Miller Inc.	2	65
Hexcel Corp. (a)	3	135

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Hillenbrand Inc.	2	93
HNI Corp.	1	48
Honeywell International Inc.	23	4,824
Howmet Aerospace Inc. (a)	13	363
HUB Group Inc. - Class A (a)	1	59
Hubbell Inc.	2	277
Huntington Ingalls Industries Inc.	1	221
Huron Consulting Group Inc. (a)	1	43
Hyster-Yale Materials Handling Inc. - Class A	—	12
IAA Spinco Inc. (a)	4	283
ICF International, Inc.	1	46
IDEX Corporation	2	488
IES Holdings, Inc. (a)	—	11
IHS Markit Ltd.	12	1,093
Illinois Tool Works Inc.	10	2,082
Ingersoll Rand Inc. (a)	12	524
Insperity, Inc.	1	96
Insteel Industries, Inc.	1	14
Interface Inc. - Class A	2	21
ITT Industries Holdings, Inc.	3	213
Jacobs Engineering Group Inc.	4	457
JB Hunt Transport Services Inc.	3	371
JELD-WEN Holding, Inc. (a)	2	59
JetBlue Airways Corporation (a)	2	34
John Bean Technologies Corp.	1	117
Johnson Controls International Public Limited Company	24	1,119
Kadant Inc.	—	50
Kaman Corp. (b)	1	45
Kansas City Southern	3	620
KAR Auction Services, Inc. (a)	4	81
Kelly Services Inc. - Class A (a)	1	20
Kennametal Inc.	3	101
Kforce Inc.	1	26
Kimball International Inc. - Class B	1	17
Kirby Corp. (a)	—	24
Knight-Swift Transportation Holdings Inc. - Class A	4	174
Knoll Inc.	2	23
Korn Ferry	2	78
Kratos Defense & Security Solutions, Inc. (a)	4	107
L3Harris Technologies, Inc.	7	1,319
Landstar System Inc.	1	168
Lennox International Inc.	1	306
Lincoln Electric Holdings Inc.	2	216
Lindsay Corp.	—	46
Lockheed Martin Corporation	8	2,885
Luxfer Holdings PLC	1	17
Macquarie Infrastructure Corporation	2	89
Manitowoc Co. Inc. (a)	1	18
ManpowerGroup Inc.	2	170
Marten Transport Ltd.	2	34
Masco Corporation	8	462
Masonite International Corporation (a)	1	74
MasTec Inc. (a)	2	130
Matson Intermodal - Paragon, Inc.	—	18
Matthews International Corp. - Class A	1	27
Maxar Technologies Inc.	2	78
McGrath RentCorp	1	55
Mercury Systems Inc. (a)	2	161
Meritor, Inc. (a)	2	59
Middleby Corp. (a)	2	230
Montrose Environmental Group, Inc. (a)	1	21
Moog Inc. - Class A	1	76
MRC Global Inc. (a)	3	17
MSA Safety Inc.	1	177
MSC Industrial Direct Co. - Class A	2	128
Mueller Industries Inc.	2	55
Mueller Water Products Inc. - Class A	5	57
MYR Group Inc. (a)	1	36
National Presto Industries Inc.	—	15
Navistar International Corporation (a)	2	67
Nielsen Holdings plc	11	226
Nikola Subsidiary Corporation (a) (b)	4	68
Nordson Corp.	2	357
Norfolk Southern Corporation	8	1,958
Northrop Grumman Systems Corp.	5	1,558
Now, Inc. (a)	3	25
NV5 Global, Inc. (a) (b)	—	29
Nvent Electric Public Limited Company	5	125
Old Dominion Freight Line Inc.	3	594
Omega Flex Inc.	—	17
Oshkosh Corp.	2	188
Otis Worldwide Corporation	13	896
Owens Corning Inc.	3	262
PACCAR Inc.	11	963
Pacific Architects And Engineers, LLC - Class A (a)	2	18
Parker-Hannifin Corporation	4	1,130
Parsons Corporation (a)	1	31
Pentair Public Limited Company	5	287
PGT Innovations, Inc. (a)	2	41
Pitney Bowes Inc.	6	37
Plug Power Inc. (a)	15	495
Primoris Services Corporation	2	43
Proto Labs Inc. (a)	1	129
Quanex Building Products Corp.	1	23
Quanta Services, Inc.	4	323
Raven Industries Inc. (a)	1	42
Raytheon BBN Technologies Corp.	49	3,530
RBC Bearings Incorporated (a)	1	148
Regal-Beloit Corp.	1	161
Republic Services Inc.	7	692
Resideo Technologies, Inc. (a)	4	91
Resources Connection, Inc.	1	15
REV Group Inc. (a)	1	6
Rexnord Corporation	4	156
Robert Half International Inc.	4	229
Rockwell Automation Inc.	4	938
Rollins Inc.	7	281
Roper Technologies, Inc.	3	1,457
Rush Enterprises Inc. - Class A	1	53
Rush Enterprises Inc. - Class B	—	4
Ryder System, Inc.	2	110
Saia, Inc. (a)	1	154
Schneider National, Inc. - Class B	2	32
SEACOR Holdings Inc. (a)	1	28
Sensata Technologies Holding PLC (a)	5	266
Shyft Group, Inc.	1	31
Simpson Manufacturing Co. Inc.	1	116
SiteOne Landscape Supply, Inc. (a)	1	224
SkyWest Inc. (a)	—	17
Snap-On Inc.	2	288
Southwest Airlines Co. (a)	5	220
SP Plus Corporation (a)	1	21
Spirit Aerosystems Holdings Inc. - Class A	3	136
Spirit Airlines Inc. (a) (b)	1	14
SPX Corp. (a)	1	78
SPX Flow, Inc. (a)	1	80
Standex International Corp.	—	33
Stanley Black & Decker, Inc.	5	920
Steelcase Inc. - Class A	3	34
Stericycle Inc. (a)	3	203
Sterling Construction Co. Inc. (a)	1	15
Stock Building Supply Holdings, LLC (a)	2	113
SunRun Inc. (a)	4	268
Systemax Inc.	1	18
Teledyne Technologies Inc. (a)	1	465
Tennant Co.	1	37
Terex Corp. (a)	2	78
Tetra Tech, Inc.	2	203
Textron Inc.	7	357
The Boeing Company (a)	17	3,709
Thermon Group Holdings, Inc. (a)	1	18
Timken Co.	2	170
Toro Co.	3	330
TPI Composites, Inc. (a)	1	52
Trane Technologies Public Limited Company	8	1,121
TransDigm Group Inc. (a)	2	1,028
TransUnion	6	608
Trex Company, Inc. (a)	4	315
TriMas Corp. (a)	2	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
TriNet Group Inc. (a)	1	112
Trinity Industries Inc.	3	84
Triton Container International Limited	2	110
Triumph Group Inc. (a)	2	22
TrueBlue, Inc. (a)	1	20
Tutor Perini Corp. (a)	1	15
Uber Technologies, Inc. (a)	31	1,587
UFP Industries, Inc.	2	108
UniFirst Corp.	—	103
Union Pacific Corporation	22	4,568
United Parcel Service Inc. - Class B	23	3,848
United Rentals Inc. (a)	2	542
Univar Solutions Inc. (a)	6	108
US Ecology Parent, Inc. (a)	1	33
Valmont Industries Inc.	1	125
Vectrus, Inc. (a)	—	20
Verisk Analytics, Inc.	5	1,033
Vertiv Holdings, LLC - Class A	8	141
Viad Corp (a)	1	24
Vicor Corp. (a)	1	64
Virgin Galactic Holdings, Inc. - Class A (a) (b)	4	101
W. W. Grainger, Inc.	1	599
Wabash National Corp.	2	28
Wabtec Corp.	6	426
Waste Connections, Inc.	8	870
Waste Management, Inc.	14	1,609
Watsco Inc.	1	238
Watts Water Technologies Inc. - Class A	1	106
Welbilt Inc. (a)	4	59
Werner Enterprises Inc.	2	76
WESCO International, Inc. (a)	2	130
Willdan Group, Inc. (a)	—	18
WillScot Mobile Mini Holdings Corp. - Class A (a)	6	132
Woodward Governor Co.	2	231
XPO Logistics, Inc. (a)	3	353
Xylem Inc.	6	594
		111,139
Communication Services 0.1%
Autohome Inc. - Class A (a)	3	99
Real Estate 0.0%
CoreCivic, Inc. (a)	3	19
Total Common Stocks (cost $95,614)		111,257
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.02% (c) (d)	699	699
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	284	284
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	107	107
Total Short Term Investments (cost $1,090)		1,090
Total Investments 100.3% (cost $96,704)		112,347
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (0.3)%		(385)
Total Net Assets 100.0%		111,967

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	9	March 2021	799	5	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.7%
Information Technology 99.7%
2U, Inc. (a)	35	1,415
3D Systems Corporation (a) (b)	55	579
8x8, Inc. (a)	45	1,558
A10 Networks, Inc. (a)	26	261
Acacia Communications, Inc. (a)	18	1,344
Accenture Public Limited Company - Class A	305	79,571
ACI Worldwide, Inc. (a)	56	2,155
ACM Research, Inc. - Class A (a)	5	374
Adobe Inc. (a)	229	114,378
ADS Alliance Data Systems, Inc.	20	1,485
ADTRAN, Inc.	23	342
Advanced Energy Industries, Inc. (a)	19	1,837
Advanced Micro Devices, Inc. (a)	561	51,431
Agilysys, Inc. (a)	8	313
Akamai Technologies, Inc. (a)	76	7,932
Alarm.Com Holdings, Inc. (a)	18	1,828
Altair Engineering Inc. - Class A (a) (b)	17	966
Alteryx, Inc. - Class A (a) (b)	25	3,048
Ambarella Inc. (a)	17	1,581
American Software, Inc. - Class A	11	185
Amkor Technology, Inc.	52	789
Amphenol Corporation - Class A	142	18,552
Analog Devices, Inc.	175	25,897
Anaplan, Inc. (a)	55	3,955
ANSYS, Inc. (a)	42	15,183
AppFolio, Inc. - Class A (a)	7	1,236
Appian Corporation - Class A (a) (b)	15	2,436
Apple Inc. (a)	8,169	1,083,985
Applied Materials, Inc.	437	37,670
Arista Networks, Inc. (a)	26	7,693
Arrow Electronics, Inc. (a)	40	3,853
Aspen Technology, Inc. (a)	32	4,206
Autodesk, Inc. (a)	104	31,855
Automatic Data Processing, Inc.	205	36,149
Avalara, Inc. (a)	38	6,191
Avaya Holdings Corp. (a)	53	1,019
Avnet, Inc.	51	1,802
Axcelis Technologies, Inc. (a)	16	457
Badger Meter, Inc.	14	1,326
Belden Inc.	22	902
Benchmark Electronics, Inc.	16	440
Benefitfocus.Com, Inc. (a)	15	221
Bigcommerce Holdings, Inc. - Series 1 (a) (b)	5	344
Bill.Com Holdings Inc. (a)	24	3,288
Black Knight, Inc. (a)	78	6,875
Blackbaud, Inc. (a)	24	1,354
Blackline, Inc. (a)	25	3,346
Booz Allen Hamilton Holding Corporation - Class A	68	5,928
Bottomline Technologies Inc. (a)	21	1,083
Box, Inc. - Class A (a)	78	1,409
Broadcom Inc.	193	84,375
Broadridge Financial Solutions, Inc.	54	8,255
Brooks Automation Inc.	34	2,322
CACI International Inc. - Class A (a)	12	2,983
Cadence Design Systems Inc. (a)	134	18,265
Calix, Inc. (a)	30	886
Cardtronics Group Limited - Class A (a)	16	574
Casa Systems, Inc. (a)	15	89
Cass Information Systems, Inc.	7	278
CDK Global, Inc.	60	3,088
CDW Corp.	68	8,911
Ceridian HCM Holding Inc. (a)	62	6,633
CEVA Inc. (a)	11	486
ChannelAdvisor Corp. (a)	10	152
Ciena Corp. (a)	74	3,916
Cirrus Logic Inc. (a)	25	2,057
Cisco Systems, Inc.	2,019	90,343
Citrix Systems Inc.	57	7,355
Cloudera, Inc. (a)	106	1,469
Cloudflare, Inc. - Class A (a)	77	5,857
CMC Materials Inc.	14	2,110
Cognex Corp.	81	6,504
Cognizant Technology Solutions Corp. - Class A	260	21,324
Coherent Inc. (a)	12	1,766
Cohu Inc. (a)	20	752
CommScope Holding Company, Inc. (a)	93	1,247
CommVault Systems Inc. (a)	21	1,165
Comtech Telecommunications Corp.	11	237
Concentrix Solutions Corporation (a)	21	2,078
Conduent Inc. (a)	87	417
Cornerstone OnDemand, Inc. (a)	25	1,081
Corning Incorporated	363	13,070
Coupa Software Incorporated (a)	32	10,802
Cree, Inc. (a)	55	5,850
CrowdStrike Holdings, Inc. - Class A (a)	69	14,701
CSG Systems International, Inc.	16	732
CTS Corp.	15	523
Datadog, Inc. - Class A (a)	71	7,036
Dell Technology Inc. - Class C (a)	114	8,338
Diebold Nixdorf Inc. (a)	30	324
Digi International Inc. (a)	12	223
Digital Turbine USA, Inc. (a)	41	2,298
Diodes Inc. (a)	24	1,725
DocuSign, Inc. (a)	84	18,759
Dolby Laboratories, Inc. - Class A	31	3,027
Domo Inc. - Class B (a)	8	499
Dropbox, Inc. - Class A (a)	148	3,281
DSP Group, Inc. (a)	6	108
DXC Technology Company (a)	122	3,147
Dynatrace Holdings LLC (a)	87	3,762
Eastman Kodak Company (a) (b)	18	145
Ebix Inc. (b)	11	405
EchoStar Corp. - Class A (a)	23	498
Egain Corporation (a)	9	109
Elastic NV (a)	28	4,110
Endurance International Group Holdings, Inc. (a)	29	275
Enphase Energy, Inc. (a)	56	9,747
Entegris, Inc.	65	6,278
Envestnet, Inc. (a)	25	2,054
EPAM Systems, Inc. (a)	26	9,453
ePlus Inc. (a)	7	585
Euronet Worldwide Inc. (a)	26	3,780
Everbridge, Inc. (a)	16	2,395
EVERTEC, Inc.	30	1,177
EVO Payments, Inc. - Class A (a) (b)	21	573
ExlService Holdings Inc. (a)	17	1,415
Extreme Networks, Inc. (a)	57	395
F5 Networks, Inc. (a)	28	4,868
Fabrinet (a)	18	1,370
Fair Isaac Corporation (a)	14	6,977
FARO Technologies Inc. (a)	8	582
Fastly, Inc. - Class A (a) (b)	38	3,341
Fidelity National Information Services, Inc.	295	41,695
FireEye, Inc. (a)	110	2,537
First Solar, Inc. (a)	38	3,766
Fiserv, Inc. (a)	271	30,858
Fitbit, Inc. - Class A (a)	136	921
Five9 Inc. (a)	31	5,378
FleetCor Technologies Inc. (a)	40	10,777
Flex Ltd. (a)	224	4,032
FLIR Systems Inc.	57	2,494
FormFactor Inc. (a)	36	1,539
Fortinet, Inc. (a)	66	9,815
Gartner Inc. (a)	42	6,665
Global Payments Inc.	142	30,650
GoDaddy Inc. - Class A (a)	77	6,381
GTT Communications Inc. (a) (b)	16	57
Guidewire Software, Inc. (a)	40	5,111
Hackett Group Inc.	12	167
Harmonic, Inc. (a)	41	305
Hewlett Packard Enterprise Company	638	7,555
HP Inc.	689	16,931
HubSpot Inc. (a)	21	8,121
Ichor Holdings, Ltd. (a)	9	270
II-VI Incorporated (a)	46	3,514
Impinj, Inc. (a) (b)	6	254

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Infinera Corporation (a) (b)	74	776
INPHI Corporation (a)	24	3,922
Inseego Corp. (a) (b)	18	281
Insight Enterprises, Inc. (a)	17	1,307
Intel Corporation	2,036	101,450
InterDigital Communications, Inc. (b)	18	1,090
International Business Machines Corporation	423	53,280
International Money Express Inc. (a)	8	129
Intuit Inc.	124	47,236
IPG Photonics Corporation (a)	18	4,079
Itron Inc. (a)	17	1,642
J2 Cloud Services, LLC (a)	19	1,879
Jabil Inc.	60	2,540
Jack Henry & Associates Inc.	35	5,724
Juniper Networks, Inc.	168	3,780
KBR, Inc.	69	2,136
Keysight Technologies, Inc. (a)	88	11,676
Kimball Electronics Group, LLC (a)	11	179
KLA-Tencor Corp.	74	19,268
Knowles Corporation (a)	44	804
Kulicke & Soffa Industries Inc.	33	1,041
Lam Research Corp.	70	32,900
Lattice Semiconductor Corp. (a)	62	2,862
Leidos Holdings Inc.	67	7,051
Limelight Networks, Inc. (a) (b)	55	218
Littelfuse Inc.	12	3,094
LivePerson, Inc. (a)	26	1,639
Liveramp, Inc. (a)	33	2,402
Lumentum Holdings Inc. (a)	37	3,514
MACOM Technology Solutions Holdings, Inc. (a)	22	1,215
MagnaChip Semiconductor, Ltd. (a)	9	123
Manhattan Associates Inc. (a)	32	3,350
Mantech International Corp. - Class A	13	1,137
Marvell Technology Group Ltd	320	15,201
MasterCard Incorporated - Class A	427	152,371
Maxim Integrated Products, Inc. (a)	127	11,223
MAXIMUS Inc.	31	2,278
MaxLinear, Inc. (a)	32	1,205
Medallia, Inc. (a) (b)	32	1,077
Methode Electronics Inc.	18	685
Microchip Technology Incorporated	120	16,557
Micron Technology, Inc. (a)	527	39,646
Microsoft Corporation	3,434	763,872
MicroStrategy Inc. - Class A (a) (b)	5	1,775
Mimecast Uk Limited (a)	27	1,531
Mitek Systems, Inc. (a)	16	281
MKS Instruments, Inc.	27	3,992
Model N, Inc. (a)	11	387
MongoDB, Inc. - Class A (a)	23	8,128
Monolithic Power Systems Inc.	20	7,429
Motorola Solutions Inc.	81	13,711
MTS Systems Corp. (a)	9	503
NAPCO Security Technologies Inc. (a)	4	115
National Instruments Corp.	61	2,674
NCR Corporation (a)	71	2,661
NeoPhotonics Corporation (a)	13	122
NetApp, Inc.	111	7,344
NETGEAR, Inc. (a)	15	626
NetScout Systems, Inc. (a)	39	1,070
New Relic, Inc. (a)	27	1,763
NIC Inc.	32	833
Nlight, Inc. (a)	20	666
NortonLifelock Inc.	261	5,429
Novantas Inc. (a)	17	1,988
Nuance Communications, Inc. (a)	139	6,125
Nutanix, Inc. - Class A (a)	85	2,719
NVIDIA Corporation	295	154,114
NXP Semiconductors N.V.	134	21,250
Okta, Inc. - Class A (a)	57	14,449
On Semiconductor Corporation (a)	199	6,524
Onespan, Inc. (a)	15	304
Onto Innovation Inc. (a)	22	1,069
Oracle Corporation	953	61,652
OSI Systems Inc. (a)	8	776
Pagerduty, Inc. (a) (b)	9	374
Palo Alto Networks, Inc. (a)	46	16,442
PAR Technology Corp. (a)	9	552
Paychex Inc.	157	14,627
Paycom Software, Inc. (a)	23	10,598
Paylocity Holding Corporation (a)	19	3,975
Paypal Holdings, Inc. (a)	533	124,848
PC Connection, Inc. (a)	6	276
PDF Solutions Inc. (a)	9	196
Pegasystems Inc.	19	2,538
Perficient, Inc. (a)	17	803
Perspecta Inc.	72	1,740
Photronics Inc. (a)	34	379
Ping Identity Holding Corp. (a)	20	578
Plantronics Inc. (a)	16	442
Plexus Corp. (a)	17	1,303
Pluralsight, Inc. - Class A (a)	43	899
Power Integrations Inc.	28	2,331
Progress Software Corp.	21	960
Proofpoint, Inc. (a)	27	3,685
PROS Holdings, Inc. (a)	17	873
PTC Inc. (a)	55	6,588
Pure Storage, Inc. - Class A (a)	109	2,470
Q2 Holdings, Inc. (a)	25	3,098
QAD Inc. - Class A	6	373
Qorvo, Inc. (a)	56	9,258
Qualcomm Incorporated	541	82,347
Qualys, Inc. (a)	16	1,956
Rackspace Technology, Inc. (a) (b)	17	325
Rambus Inc. (a)	52	907
Rapid7, Inc. (a)	22	1,967
RealPage, Inc. (a)	40	3,519
Repay Holdings Corporation - Class A (a)	38	1,035
Ribbon Communications Inc. (a)	25	166
RingCentral, Inc. - Class A (a)	35	13,303
Rogers Corp. (a)	9	1,383
Sabre Corporation (a)	133	1,602
SailPoint Technologies Holdings, Inc. (a)	41	2,183
Salesforce.Com, Inc. (a)	436	96,937
Sanmina Corp. (a)	33	1,050
ScanSource Inc. (a)	12	328
Science Applications International Corp.	25	2,394
Seagate Technology Public Limited Company	107	6,669
Semtech Corp. (a)	32	2,312
ServiceNow, Inc. (a)	91	50,198
Shift4 Payments, LLC - Class A (a)	9	691
ShotSpotter, Inc. (a)	3	124
Silicon Laboratories Inc. (a)	21	2,673
Sitime Corporation (a)	4	400
Skyworks Solutions, Inc.	81	12,348
Slack Technologies, Inc. - Class A (a)	187	7,906
SMART Global Holdings, Inc. (a)	10	386
Smartsheet Inc. - Class A (a)	49	3,410
Snowflake Inc. - Class A (a) (b)	15	4,266
SolarEdge Technologies Ltd. (a)	25	7,935
SolarWinds Corporation (a)	23	340
Splunk Inc. (a)	75	12,734
Sprout Social, Inc. - Class A (a)	12	551
SPS Commerce, Inc. (a)	17	1,838
Square, Inc. - Class A (a)	176	38,350
SS&C Technologies Holdings, Inc.	108	7,866
SunPower Corporation (a) (b)	41	1,045
Super Micro Computer, Inc. (a)	31	970
SVMK Inc. (a)	60	1,524
Switch Inc - Class A	37	600
Sykes Enterprises Inc. (a)	20	742
Synaptics Incorporated (a) (b)	17	1,651
SYNNEX Corporation (a)	21	1,714
Synopsys Inc. (a)	72	18,599
TE Connectivity Ltd.	158	19,116
Tenable Holdings, Inc. (a)	30	1,565
Teradata Corporation (a)	58	1,296
Teradyne Inc.	78	9,374
Texas Instruments Incorporated	439	72,044
The Trade Desk, Inc. - Class A (a)	20	15,869
The Western Union Company	200	4,381

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Trimble Inc. (a)	115	7,700
TTEC Holdings, Inc.	8	553
TTM Technologies, Inc. (a)	45	623
Tucows Inc. - Class A (a) (b)	4	322
Twilio Inc. - Class A (a)	62	20,903
Tyler Technologies Inc. (a)	19	8,469
Ultra Clean Holdings, Inc. (a)	19	588
Unisys Corp. (a)	25	487
Universal Display Corporation	21	4,718
Upland Software, Inc. (a)	11	507
Upstate Property Rentals, LLC (a)	17	1,745
Varonis Systems, Inc. (a)	14	2,314
Veeco Instruments Inc. (a)	24	411
Verint Systems Inc. (a)	27	1,843
VeriSign, Inc. (a)	49	10,506
Verra Mobility Corporation - Class A (a)	57	759
Vertex, Inc. - Class A (a) (b)	11	374
ViaSat, Inc. (a) (b)	21	692
Viavi Solutions Inc. (a)	110	1,644
VirnetX Holding Corporation (a) (b)	19	94
Virtusa Corporation (a)	14	700
Visa Inc. - Class A	806	176,376
Vishay Intertechnology Inc.	64	1,325
Vishay Precision Group, Inc. (a)	4	136
VMware, Inc. - Class A (a) (b)	41	5,762
Vontier Corporation (a)	54	1,818
Western Digital Corporation (a)	147	8,127
Wex, Inc. (a)	21	4,250
Workday, Inc. - Class A (a)	84	20,073
Workiva Inc. - Class A (a)	16	1,445
Xerox Holdings Corporation	95	2,205
Xilinx, Inc.	116	16,510
Xperi Holding Corporation	51	1,068
Yext, Inc. (a)	35	551
Zebra Technologies Corp. - Class A (a)	26	9,865
Zendesk, Inc. (a)	54	7,732
Zoom Video Communications, Inc. - Class A (a)	83	28,050
Zscaler, Inc. (a)	33	6,646
Zuora, Inc. - Class A (a)	36	508
Total Common Stocks (cost $2,245,610)		4,978,875
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	15,743	15,743
Investment Companies 0.3%
JNL Government Money Market Fund, 0.02% (c) (d)	13,438	13,438
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	1,821	1,821
Total Short Term Investments (cost $31,002)		31,002
Total Investments 100.3% (cost $2,276,612)		5,009,877
Other Derivative Instruments 0.0%		67
Other Assets and Liabilities, Net (0.3)%		(16,972)
Total Net Assets 100.0%		4,992,972

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	145	March 2021	18,434	67	575

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund
COMMON STOCKS 97.2%
Japan 25.2%
ABC-Mart Inc.	4	210
Acom Co. Ltd.	44	190
Advantest Corporation	21	1,614
AEON Co. Ltd.	71	2,318
AEON Mall Co. Ltd.	11	176
Air Water Inc.	18	317
Aisin Seiki Co. Ltd.	19	555
Ajinomoto Co. Inc.	51	1,150
Alfresa Holdings Corp.	21	386
All Nippon Airways Co. Ltd. (a)	13	285
Amada Co. Ltd.	37	412
Asahi Breweries Ltd.	48	1,994
Asahi Glass Co. Ltd.	21	744
Asahi Intecc Co., Ltd.	21	755
Asahi Kasei Corp.	139	1,432
Astellas Pharma Inc.	204	3,149
Azbil Corporation	12	679
Bandai Namco Holdings Inc.	22	1,860
Bank of Kyoto Ltd.	6	297
Bridgestone Corp.	58	1,915
Brother Industries Ltd.	24	498
Calbee,Inc.	9	259
Canon Inc. (b)	111	2,125
Capcom Co. Ltd.	9	566
Casio Computer Co. Ltd.	22	403
Central Japan Railway Co.	16	2,247
China Bank Ltd.	53	295
Chubu Electric Power Co. Inc.	71	853
Chugai Pharmaceutical Co. Ltd.	74	3,932
Chugoku Electric Power Co. Inc. (b)	30	349
Coca-Cola Bottlers Japan Holdings Inc.	14	212
Concordia Financial Group, Ltd.	118	416
COSMOS Pharmaceutical Corporation	2	323
CyberAgent Inc.	11	780
Dai Nippon Printing Co. Ltd.	28	501
Daifuke Co. Ltd.	11	1,360
Dai-ichi Life Holdings, Inc.	116	1,754
Daiichi Sankyo Company, Ltd	185	6,331
Daikin Industries Ltd.	27	6,007
Dainippon Sumitomo Pharma Co. Ltd. (b)	20	294
Daito Trust Construction Co. Ltd.	7	691
Daiwa House Industry Co. Ltd.	61	1,810
Daiwa House REIT Investment Corporation	—	559
Daiwa Securities Group Inc.	153	696
Denso Corp.	47	2,779
Dentsu Inc.	25	731
Disco Corp.	3	1,045
East Japan Railway Co.	33	2,199
Eisai Co. Ltd.	28	1,972
Fanuc Ltd.	21	5,132
Fast Retailing Co. Ltd.	6	5,656
Fuji Electric Holdings Co. Ltd.	14	501
FUJIFILM Holdings Corp.	39	2,049
Fujitsu Ltd.	22	3,125
Fukuoka Financial Group, Inc.	20	347
GLP J-REIT	—	605
GMO Payment Gateway, Inc.	5	617
Hakuhodo DY Holdings Incorporated	26	352
Hamamatsu Photonics KK	15	875
Hankyu Hanshin Holdings Inc.	25	817
Harmonic Drive Systems Inc.	4	340
Hikari Tsushin Inc.	2	539
Hino Motors Ltd.	33	284
Hirose Electric Co. Ltd.	3	513
Hisamitsu Pharmaceutical Co. Inc.	6	333
Hitachi Construction Machinery Co. Ltd.	12	327
Hitachi Ltd.	106	4,182
Hitachi Metals Ltd.	22	328
Honda Motor Co. Ltd.	177	4,968
Hoshizaki Corporation	6	533
Hoya Corp.	41	5,650
Hulic Co. Ltd.	36	396
IBIDEN Co., Ltd.	11	491
Idemitsu Kosan Co., Ltd.	21	469
Iida Group Holdings Co., Ltd.	15	299
Inpex Corporation	115	622
Isuzu Motors Ltd.	62	590
ITO EN, LTD.	5	335
ITOCHU Corp.	148	4,246
ITOCHU Techno-Solutions Corporation	11	382
Japan Airlines Co., Ltd (a)	11	221
Japan Airport Terminal Co. Ltd.	6	333
Japan Exchange Group Inc.	56	1,423
Japan Post Bank Co., Ltd. (b)	43	353
Japan Post Holdings Co., Ltd.	171	1,331
Japan Post Insurance Co., Ltd.	26	533
Japan Real Estate Investment Corp.	—	833
Japan Retail Fund Investment Corp.	—	501
Japan Tobacco Inc. (b)	131	2,672
JFE Holdings Inc.	56	540
JS Group Corp.	30	645
JSR Corp.	21	588
JXTG Holdings, Inc.	333	1,193
Kajima Corp.	50	676
Kakaku.com Inc.	15	397
Kansai Electric Power Co. Inc.	77	727
Kansai Paint Co. Ltd.	19	579
Kao Corp. (b)	53	4,075
KDDI Corp.	175	5,191
Keihan Holdings Co. Ltd.	10	484
Keikyu Corp.	25	421
Keio Corp.	11	845
Keisei Electric Railway Co. Ltd.	14	488
Keyence Corp.	20	11,169
Kikkoman Corp.	16	1,109
Kintetsu Corp. (a)	19	845
Kirin Holdings Co. Ltd.	91	2,141
Kobayashi Pharmaceutical Co. Ltd.	6	672
Kobe Bussan Co., Ltd.	12	376
Koito Manufacturing Co. Ltd.	12	790
Komatsu Ltd.	96	2,612
Konami Corp.	10	551
Kose Corp.	4	649
Kubota Corp. (b)	112	2,441
Kuraray Co. Ltd.	37	400
Kurita Water Industries Ltd.	10	394
Kyocera Corp.	35	2,176
Kyowa Kirin Co., Ltd.	30	828
Kyushu Electric Power Co. Inc.	40	344
Kyushu Railway Company	16	347
Lasertec Corporation	8	956
Lawson Inc.	5	237
Lion Corp.	25	607
M3, Inc.	48	4,520
Makita Corp.	25	1,232
Marubeni Corp.	179	1,193
Marui Group Co. Ltd.	22	385
Mazda Motor Corp. (a)	63	426
McDonald's Holdings Co. Japan Ltd. (b)	7	349
Medipal Holdings Corp.	21	396
Meiji Holdings Co., Ltd.	13	894
Mercari, Inc. (a)	8	361
Minebea Mitsumi Inc.	39	778
MISUMI Group Inc.	31	1,008
Mitsubishi Chemical Holdings Corporation	139	840
Mitsubishi Corp.	147	3,614
Mitsubishi Electric Corp.	198	2,980
Mitsubishi Estate Co. Ltd.	127	2,043
Mitsubishi Gas Chemical Co. Inc.	17	381
Mitsubishi Heavy Industries Ltd.	35	1,078
Mitsubishi UFJ Financial Group Inc.	1,328	5,871
Mitsubishi UFJ Lease & Finance Co. Ltd.	46	222
Mitsui & Co. Ltd.	179	3,275
Mitsui Chemicals Inc.	20	586
Mitsui Fudosan Co. Ltd.	99	2,060
Miura Co.,Ltd.	9	502

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Mizuho Financial Group Inc.	262	3,322
MonotaRO Co., Ltd.	14	708
MS&AD Insurance Group Holdings, Inc.	49	1,493
Murata Manufacturing Co. Ltd.	62	5,637
Nabtesco Corp.	12	545
Nagoya Railroad Co. Ltd.	20	540
NEC Corp.	27	1,449
NEC Electronics Corp. (a)	83	877
NEXON Co.,Ltd.	53	1,640
NGK Insulators Ltd.	27	420
NGK Spark Plug Co. Ltd.	16	273
Nidec Corp.	49	6,118
Nihon M & A Center Inc.	16	1,072
Nintendo Co. Ltd.	12	7,748
Nippon Building Fund Inc.	—	922
Nippon Express Co. Ltd.	8	510
Nippon Meat Packers Inc.	9	410
Nippon Paint Co. Ltd.	16	1,734
Nippon Shinyaku Co., Ltd.	5	349
Nippon Steel Corporation (a)	88	1,139
Nippon Telegraph & Telephone Corp.	140	3,564
Nippon Yusen KK	16	378
Nissan Chemical Industries Ltd.	13	822
Nissan Motor Co., Ltd. (a)	255	1,382
Nisshin Seifun Group Inc.	22	346
Nissin Foods Holdings Co. Ltd.	7	591
Nitori Co. Ltd.	9	1,802
Nitto Denko Corp.	17	1,563
Nomura Holdings Inc.	339	1,792
Nomura Real Estate Holdings, Inc.	13	285
Nomura Real Estate Master Fund. Inc.	—	689
Nomura Research Institute Ltd.	35	1,256
NSK Ltd.	37	324
NTT Data Corp.	70	953
Obayashi Corp.	68	591
Obic Co. Ltd.	8	1,507
Odakyu Electric Railway Co. Ltd.	32	996
OJI Holdings Corp.	98	556
Olympus Corp.	127	2,788
Omron Corp.	20	1,806
Ono Pharmaceutical Co. Ltd.	41	1,229
Oracle Corp. Japan	4	521
Oriental Land Co. Ltd.	22	3,582
ORIX Corp.	142	2,180
Orix J-REIT Inc.	—	499
Osaka Gas Co. Ltd.	42	868
Otsuka Corp.	12	629
Otsuka Holdings Co., Ltd.	43	1,847
Pan Pacific International Holdings Corporation	45	1,047
Panasonic Corp.	239	2,756
PeptiDream Inc. (a) (b)	10	518
Persol Holdings Co., Ltd.	19	339
Pigeon Corp. (b)	13	532
Pola Orbis Holdings Inc.	9	182
Prologis	—	727
Rakuten Inc.	94	907
Recruit Holdings Co., Ltd.	144	6,050
Resona Holdings Inc.	220	768
Ricoh Co. Ltd.	70	456
Rinnai Corp.	4	465
Rohm Co. Ltd.	9	918
Ryohin Keikaku Co. Ltd.	26	527
Santen Pharmaceutical Co. Ltd.	39	638
SBI Holdings Inc.	26	614
SCSK Corporation	5	286
Secom Co. Ltd.	23	2,113
Sega Sammy Holdings Inc.	17	273
Seibu Holdings Inc. (a)	22	216
Seiko Epson Corp.	31	462
Sekisui Chemical Co. Ltd.	40	754
Sekisui House Ltd.	66	1,343
Seven & I Holdings Co., Ltd.	83	2,938
SG Holdings Co., Ltd.	33	895
Sharp Corp.	22	338
Shimadzu Corp.	24	914
Shimamura Co. Ltd.	3	273
Shimano Inc.	8	1,915
Shimizu Corp.	62	452
Shin-Etsu Chemical Co. Ltd.	38	6,737
Shinsei Bank Ltd.	18	221
Shionogi & Co. Ltd.	28	1,556
Shiseido Co. Ltd.	43	2,986
Shizuoka Bank Ltd.	49	357
SMC Corp.	6	3,787
Softbank Corp.	312	3,904
SoftBank Group Corp.	171	13,362
Sohgo Security Services Co. Ltd.	8	415
Sompo Holdings, Inc.	37	1,477
Sony Corp.	137	13,809
Square Enix Holdings Co. Ltd.	10	588
Stanley Electric Co. Ltd.	14	452
Subaru Corp. NPV	68	1,356
SUMCO Corporation	30	654
Sumitomo Chemical Co. Ltd.	155	629
Sumitomo Corp.	128	1,698
Sumitomo Electric Industries Ltd.	81	1,068
Sumitomo Metal Mining Co. Ltd.	25	1,133
Sumitomo Mitsui Financial Group Inc.	142	4,367
Sumitomo Mitsui Trust Holdings Inc.	37	1,126
Sumitomo Realty & Development Co. Ltd.	34	1,043
Sundrug Co. Ltd.	8	315
Suntory Beverage & Food Limited	16	564
Suzuken Co. Ltd.	7	240
Suzuki Motor Corp.	41	1,883
Sysmex Corp.	18	2,209
T&D Holdings Inc.	58	682
Taiheiyo Cement Corp.	13	332
Taisei Corp.	20	695
Taisho Pharmaceutical Holdings Company Ltd.	4	250
Taiyo Nippon Sanso Corp.	16	290
Takeda Pharmaceutical Co. Ltd.	171	6,242
TDK Corp.	14	2,144
Tecmo Koei Holdings Co., Ltd.	4	269
Teijin Ltd.	20	368
Terumo Corp.	70	2,923
THK Co. Ltd.	13	427
TIS Inc.	23	481
Tobu Railway Co. Ltd.	20	593
Toho Co. Ltd.	13	527
Toho Gas Co. Ltd.	8	531
Tohoku Electric Power Co. Inc.	48	394
Tokio Marine Holdings Inc.	69	3,557
Tokyo Century Corp.	5	373
Tokyo Electric Power Co. Holdings Inc. (a)	162	427
Tokyo Electron Ltd.	16	6,056
Tokyo Gas Co. Ltd.	40	931
Tokyu Corp.	56	699
Tokyu Fudosan Holdings Corporation	63	336
Toppan Printing Co. Ltd.	30	425
Toray Industries Inc.	156	923
Toshiba Corp.	41	1,161
Tosoh Corp.	28	436
TOTO Ltd.	16	960
Toyo Suisan Kaisha Ltd.	10	487
Toyoda Gosei Co. Ltd.	7	192
Toyota Industries Corp.	16	1,248
Toyota Motor Corp.	231	17,814
Toyota Tsusho Corp.	23	927
Trend Micro Inc. (b)	15	858
TSURUHA Holdings ,Inc.	4	568
Unicharm Corp.	44	2,088
United Urban Investment Corp.	—	380
USS Co. Ltd.	23	465
Welcia Holdings Co.,Ltd.	10	393
West Japan Railway Co.	18	961
Yahoo! Japan Corp.	294	1,777
Yakult Honsha Co. Ltd.	13	649
Yamada Denki Co. Ltd.	80	424
Yamaha Corp.	14	839
Yamaha Motor Co. Ltd.	30	611

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Yamato Holdings Co. Ltd.	33	848
Yamazaki Baking Co. Ltd.	13	217
Yaskawa Electric Corp.	26	1,281
Yokogawa Electric Corp.	25	496
ZOZO, Inc.	12	284
		436,058
United Kingdom 12.5%
3i Group plc	107	1,702
Admiral Group PLC	20	809
Anglo American PLC	133	4,429
Ashtead Group Public Limited Company	49	2,298
Associated British Foods PLC (a)	39	1,213
AstraZeneca PLC	143	14,461
Auto Trader Group PLC (a)	109	891
AVEVA Group plc	12	527
Aviva PLC	433	1,931
BAE Systems PLC	351	2,343
Barclays PLC (a)	1,875	3,771
Barratt Developments P L C (a)	111	1,023
BP P.L.C.	2,203	7,636
British American Tobacco P.L.C.	250	9,281
BT Group Plc (a)	973	1,766
Bunzl Public Limited Company	37	1,253
Burberry Group PLC (a)	43	1,059
Coca-Cola European Partners PLC	22	1,120
Compass Group PLC (a)	193	3,597
Croda International Public Limited Company	14	1,293
DCC Public Limited Company	11	763
Diageo PLC	254	10,016
Direct Line Insurance Limited	154	673
Evraz PLC	52	337
Experian PLC	99	3,744
Ferguson PLC	25	3,007
GlaxoSmithKline PLC	546	10,040
GVC Holdings PLC (a)	63	979
Halma Public Limited Company	42	1,400
Hargreaves Lansdown PLC	37	782
Hikma Pharmaceuticals Public Limited Company	18	636
HSBC Holdings PLC (a)	2,217	11,480
Imperial Brands PLC	102	2,154
Informa Switzerland Limited (a)	167	1,257
InterContinental Hotels Group PLC (a)	19	1,222
Intertek Group Plc	18	1,371
J Sainsbury PLC	200	617
JD Sports Fashion Plc (a)	51	594
Johnson Matthey PLC	21	695
Kingfisher Plc (a)	231	853
Land Securities Group PLC	74	689
Legal & General Group PLC	643	2,363
Lloyds Banking Group PLC (a)	7,655	3,806
London Stock Exchange Group PLC	35	4,280
M&G PLC	291	788
Melrose Holdings Limited (a)	545	1,334
Mondi plc	52	1,229
National Grid PLC	385	4,564
Next PLC (a)	15	1,434
Ocado Group PLC (a)	50	1,570
Pearson PLC (b)	83	774
Persimmon Public Limited Company	34	1,297
Phoenix Group Holdings PLC	55	531
Prudential Public Limited Company (c)	282	5,206
Reckitt Benckiser Group PLC	77	6,929
Relx PLC	210	5,133
Rentokil Initial PLC	202	1,406
Rio Tinto PLC	122	9,151
Rolls-Royce Holdings plc (a)	896	1,357
RSA Insurance Group PLC	116	1,083
Schroders PLC	14	653
SEGRO Public Limited Company	131	1,703
Severn Trent PLC	26	817
Smith & Nephew PLC	94	1,960
Smiths Group PLC	44	898
Spirax-Sarco Engineering PLC	8	1,271
SSE PLC	114	2,332
St. James's Place PLC	57	886
Standard Chartered PLC (a)	293	1,857
Standard Life Aberdeen PLC	238	920
Taylor Wimpey PLC (a)	382	869
Tesco PLC	1,072	3,395
The Berkeley Group Holdings PLC	13	869
The British Land Company Public Limited Company	99	662
The Royal Bank of Scotland Group Public Limited Company (a)	544	1,253
The Sage Group PLC.	117	932
Unilever PLC	159	9,633
Unilever PLC	127	7,655
United Utilities Group PLC	77	944
Vodafone Group Public Limited Company	2,907	4,806
Whitbread PLC (a)	22	947
WM Morrison Supermarkets P L C	262	636
WPP 2012 Limited	136	1,481
		217,326
France 10.2%
Accor SA (a)	20	738
Adevinta ASA - Class B (a)	24	406
Aeroports de Paris	3	408
Alstom (a) (b)	27	1,533
Amundi (a)	7	557
Arkema	7	847
AtoS SE (a)	11	982
AXA SA	210	5,065
Biomerieux SA	5	657
BNP Paribas SA (a)	122	6,471
Bollore SA	105	435
Bouygues SA	25	1,036
Bureau Veritas (a)	32	840
Capgemini SA	18	2,757
Carrefour SA	67	1,157
Cie de Saint-Gobain (a)	56	2,575
Cie Generale d'Optique Essilor International SA (a)	31	4,808
CNP Assurances SA (a)	18	292
Compagnie Generale des Etablissements Michelin	18	2,360
Covivio	5	482
Credit Agricole SA (a)	125	1,594
Danone	67	4,414
Dassault Aviation SA (a)	—	312
Dassault Systemes SA	14	2,943
EDENRED	27	1,542
Eiffage (a)	9	889
Electricite de France	66	1,053
Engie (a)	198	3,040
Eurazeo SA (a)	4	273
Faurecia (a)	8	417
Gecina SA	5	759
Getlink S.E. (a)	47	814
Hermes International SCA	3	3,698
Iliad SA	2	365
IPSEN	4	352
Kering SA	8	5,985
Klepierre (b)	22	499
La Francaise Des Jeux	9	391
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	52	8,491
Legrand SA	29	2,613
L'Oreal SA	27	10,418
LVMH Moet Hennessy Louis Vuitton SE	30	18,809
Natixis (a)	100	342
Orange SA	219	2,611
Orpea (a)	6	729
Pernod-Ricard SA	23	4,345
Peugeot SA (a) (b)	65	1,775
Publicis Groupe SA	23	1,174
Remy Cointreau SA (b)	2	459
Renault SA (a)	22	953
Safran (a)	35	4,935
Sanofi SA	123	11,907
Sartorius Stedim Biotech	3	1,069
Schneider Electric SE (a)	58	8,476
SCOR (a)	17	546

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SEB SA	3	461
Societe Generale SA (a)	87	1,827
Sodexo SA (a)	10	845
SUEZ	39	776
Teleperformance	6	2,166
Thales SA	11	1,042
Total SA	274	11,824
Ubisoft Entertainment (a)	10	991
Valeo	25	981
Veolia Environnement	58	1,440
VINCI	57	5,629
Vivendi SA	90	2,903
Wendel SA	3	373
Worldline (a)	25	2,484
		177,140
Germany 8.7%
Adidas AG - Class N (a)	21	7,562
Allianz SE	45	11,144
Aroundtown SA	107	802
BASF SE - Class N	100	7,888
Bayer AG - Class N	107	6,312
Bayerische Motoren Werke AG	36	3,241
Bechtle Aktiengesellschaft	3	601
Beiersdorf AG	11	1,264
Brenntag AG - Class N	17	1,316
Carl Zeiss Meditec AG	4	585
Continental AG	12	1,775
Covestro AG	19	1,180
Daimler AG - Class N	93	6,600
Delivery Hero SE (a)	14	2,257
Deutsche Bank Aktiengesellschaft - Class N (a)	212	2,350
Deutsche Boerse AG - Class N	21	3,513
Deutsche Lufthansa AG (a)	29	386
Deutsche Post AG - Class N	108	5,418
Deutsche Telekom AG - Class N	363	6,656
Dresdner Bank AG (a)	109	718
DW Property Invest GmbH	37	1,994
E.ON SE - Class N	247	2,731
Evonik Industries AG	23	736
Fresenius Medical Care AG & Co. KGaA	24	1,995
Fresenius SE & Co. KGaA	46	2,147
GEA Group AG	17	620
Hannover Rueck SE - Class N	7	1,056
HeidelbergCement AG	16	1,214
Hellofresh SE (a)	15	1,178
Henkel AG & Co. KGaA	11	1,105
Hochtief AG	3	292
Infineon Technologies AG - Class N	142	5,472
Kion Group AG	7	595
Knorr - Bremse Aktiengesellschaft	7	1,015
LANXESS Aktiengesellschaft	9	673
LEG Immobilien AG	8	1,208
Merck KGaA	14	2,424
MTU Aero Engines AG - Class N	6	1,520
Muenchener Rueckversicherungs AG - Class N	15	4,638
Nemetschek SE	6	444
Puma SE (a)	11	1,240
Rational AG	1	469
RWE AG	70	2,975
SAP SE	114	15,079
Scout24 Holding GmbH	12	962
Siemens AG - Class N	83	12,175
Siemens Energy AG (a)	42	1,553
Siemens Healthineers AG	28	1,464
Symrise AG	14	1,850
TeamViewer AG (a)	16	871
Telefonica Deutschland Holding AG	108	299
Uniper SE	22	758
United Internet AG - Class N	11	484
Volkswagen AG	4	756
Vonovia SE	56	4,097
Zalando SE (a)	16	1,849
		151,506
Switzerland 8.3%
ABB Ltd. - Class N	200	5,678
Adecco Group AG - Class N	17	1,139
Alcon AG (a)	53	3,547
Baloise Holding AG - Class N	5	880
Banque Cantonale Vaudoise - Class N (b)	3	325
Barry Callebaut AG - Class N	—	776
Clariant AG - Class N	20	436
Coca-Cola HBC AG	22	726
Compagnie Financiere Richemont SA	57	5,128
Credit Suisse Group AG - Class N	267	3,495
EMS-Chemie Holding AG	1	868
Geberit AG - Class N	4	2,530
Givaudan SA - Class N	1	4,253
Glencore PLC (a)	1,079	3,442
Julius Bar Gruppe AG - Class N	25	1,413
Kühne + Nagel International AG	6	1,333
LafargeHolcim Ltd.	57	3,142
Lindt & Spruengli AG - Class N	—	1,105
Logitech International S.A. - Class N	18	1,767
Lonza Group AG	8	5,217
Nestle SA - Class N	313	36,887
Novartis AG - Class N	241	22,800
Partners Group Holding AG	2	2,427
Schindler Holding AG - Class N	2	629
SGS SA - Class N	1	2,002
Sika AG	15	4,221
Sonova Holding AG	6	1,570
STMicroelectronics NV	70	2,580
Straumann Holding AG - Class N	1	1,295
Swatch Group AG	3	859
Swatch Group AG - Class N	6	306
Swiss Life Holding AG - Class N	3	1,526
Swiss Prime Site AG - Class N	8	827
Swiss Re AG	31	2,963
Swisscom AG - Class N	3	1,532
Temenos Group AG - Class N	7	1,037
UBS Group AG	398	5,709
Vifor Pharma Management AG (b)	5	781
Zurich Insurance Group AG - Class N	16	6,933
		144,084
Australia 7.2%
Afterpay Limited (a)	23	2,111
AGL Energy Limited	68	624
AMP Ltd. (a)	361	436
Ampol Limited	27	593
APA Group	126	941
Aristocrat Leisure Limited	63	1,518
ASX Ltd.	21	1,168
Aurizon Holdings Limited	207	622
AusNet Services Holdings Pty Ltd	213	288
Australia & New Zealand Banking Group Ltd.	307	5,399
BHP Group PLC	229	6,045
BHP Group PLC	321	10,470
BlueScope Steel Ltd.	57	764
Brambles Limited	163	1,340
CIMIC Group Limited (a)	12	226
Coca-Cola Amatil Ltd.	53	526
Cochlear Ltd.	7	1,053
Coles Group Limited	145	2,038
Commonwealth Bank of Australia	193	12,250
Computershare Ltd.	54	606
Crown Resorts Limited	38	285
CSL Ltd. (b)	49	10,840
DEXUS Funds Management Limited	120	871
Evolution Mining Limited	173	662
Fortescue Metals Group Ltd.	183	3,320
Goodman Funding Pty Ltd	178	2,595
GPT Group	209	727
Insurance Australia Group Ltd.	250	901
LendLease Corp. Ltd.	73	738
Macquarie Group Limited	37	3,950
Magellan Financial Group Ltd	14	564
Medibank Private Limited	314	723

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Mirvac Group	424	863
National Australia Bank Ltd.	358	6,280
Newcrest Mining Ltd.	89	1,768
Northern Star Resources Ltd.	80	787
Oil Search Ltd.	212	610
Orica Ltd.	46	537
Origin Energy Ltd.	197	724
Qantas Airways Ltd. (a)	84	317
QBE Insurance Group Ltd.	155	1,018
Ramsay Health Care Ltd.	20	963
REA Group Ltd. (b)	6	697
Rio Tinto Ltd.	40	3,533
Santos Ltd.	200	969
Scentre Group Limited	560	1,197
SEEK Limited	36	799
Sonic Health Care Ltd.	50	1,236
South32 Limited	536	1,023
Stockland	269	871
Suncorp Group Ltd.	136	1,018
Sydney Airport Corporation Limited (a)	143	707
Tabcorp Holdings Ltd.	224	677
Telstra Corp. Ltd.	444	1,022
TPG Telecom Limited (a)	45	251
Transurban Group	296	3,119
Treasury Wine Estates Limited	76	552
Vicinity Centres RE Ltd	371	461
Washington H Soul Pattinson & Co. Ltd. (b)	12	272
Wesfarmers Ltd.	123	4,778
Westpac Banking Corporation	392	5,889
Wisetech Global Limited	17	393
Woodside Petroleum Ltd.	105	1,837
Woolworths Group Ltd.	138	4,193
		124,555
Netherlands 5.4%
ABN AMRO Bank N.V. - DUTCHCERT	44	433
Adyen B.V. (a)	2	4,599
Aegon NV	192	761
Airbus SE (a)	64	7,000
Akzo Nobel N.V.	21	2,249
Altice N.V. - Class A (a)	66	435
argenx SE (a)	5	1,430
ASML Holding	46	22,654
CNH Industrial N.V. (a)	114	1,441
Fiat Chrysler Automobiles N.V. (a)	120	2,160
Heineken Holding N.V.	13	1,194
Heineken NV	28	3,126
ING Groep N.V.	423	3,974
JDE Peet's N.V. (a) (b)	7	334
Just Eat Takeaway.Com N.V. (a)	14	1,552
Koninklijke Ahold Delhaize N.V.	121	3,409
Koninklijke DSM N.V.	19	3,234
Koninklijke KPN N.V.	392	1,193
Koninklijke Philips N.V.	100	5,334
Koninklijke Vopak N.V.	8	410
NN Group N.V.	31	1,343
Prosus N.V. (a)	53	5,765
Randstad NV	13	819
Royal Dutch Shell PLC - Class A	446	7,877
Royal Dutch Shell PLC - Class B	403	6,896
Unibail-Rodamco SE	15	1,154
Wolters Kluwer NV - Class C	30	2,520
		93,296
Sweden 3.2%
Aktiebolaget Electrolux - Class B	24	563
Aktiebolaget Industrivarden - Class A (a)	10	352
Aktiebolaget Industrivarden - Class C (a)	17	539
Aktiebolaget SKF - Class B	41	1,059
Aktiebolaget Volvo - Class B (a)	156	3,676
Alfa Laval AB (a)	33	919
Assa Abloy AB - Class B	110	2,726
Atlas Copco Aktiebolag - Class A	74	3,755
Atlas Copco Aktiebolag - Class B	43	1,913
Boliden AB	30	1,054
Epiroc Aktiebolag - Class A	73	1,326
Epiroc Aktiebolag - Class B	44	735
EQT AB (b) (d)	24	626
Essity Aktiebolag (publ)	67	2,163
Evolution Gaming Group AB (publ)	17	1,768
Fastighets Ab Balder - Class B (a)	10	527
Hennes & Mauritz AB - Class B (a)	88	1,849
Hexagon Aktiebolag - Class B	30	2,785
Husqvarna Aktiebolag - Class B	46	601
ICA Gruppen Aktiebolag	11	547
Investmentaktiebolaget Latour - Class B	14	351
Investor AB - Class B	49	3,630
Kinnevik AB - Class B (a)	27	1,371
L E Lundbergforetagen AB - Class B (a)	8	433
Lundin Petroleum AB	21	582
NIBE Industrier AB - Class B	34	1,104
Sandvik AB (a)	124	3,057
Securitas AB - Class B	34	557
Skandinaviska Enskilda Banken AB - Class A (a)	180	1,858
Skanska AB - Class B	38	978
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	66	1,145
Svenska Handelsbanken AB - Class A	168	1,689
Swedbank AB - Class A	99	1,738
Swedish Match AB	17	1,358
Tele2 AB - Class B	55	723
Telefonaktiebolaget LM Ericsson - Class B	320	3,810
Telia Co. AB	263	1,089
		54,956
Hong Kong 3.2%
AIA Group Limited	1,317	16,214
ASM Pacific Technology Ltd.	36	473
Bank of East Asia Ltd.	141	303
Budweiser Brewing Company APAC Limited	189	627
CK Asset Holdings Limited	283	1,451
CK Hutchison Holdings Limited	292	2,034
CK Infrastructure Holdings Limited	71	381
CLP Holdings Ltd.	181	1,678
ESR Cayman Limited (a)	168	602
Galaxy Entertainment Group Ltd. (a)	240	1,863
Hang Lung Properties Ltd.	226	599
Hang Seng Bank Ltd.	82	1,420
Henderson Land Development Co. Ltd.	167	650
HK Electric Investments Limited	290	285
HKT Trust	431	560
Hong Kong & China Gas Co. Ltd.	1,170	1,750
Hong Kong Exchanges & Clearing Ltd.	131	7,205
Hongkong Land Holdings Ltd.	135	560
Jardine Matheson Holdings Ltd.	24	1,330
Jardine Strategic Holdings Ltd.	23	583
Link Real Estate Investment Trust	222	2,021
Melco Resorts & Entertainment Ltd. - ADR (a)	23	423
MTR Corp.	173	972
New World Development Company Limited	173	805
PCCW Ltd.	457	275
Power Assets Holdings Ltd.	152	820
Sands China Ltd.	267	1,178
Sino Land Co.	345	449
SJM Holdings Limited	210	236
Sun Hung Kai Properties Ltd.	144	1,860
Swire Pacific Ltd. - Class A	55	308
Swire Properties Limited	128	373
Techtronic Industries Company Limited	148	2,126
WH Group Limited	1,054	886
Wharf Real Estate Investment Company Limited	173	904
Xinyi Glass Holdings Limited	178	497
		54,701
Denmark 2.5%
A P Moller - Maersk A/S - Class A	—	696
A P Moller - Maersk A/S - Class B	1	1,507
Ambu A/S - Class B (b)	17	744
Carlsberg A/S - Class B	11	1,767
Chr. Hansen Holding A/S (a)	11	1,176
Coloplast A/S - Class B	13	1,950
Danske Bank A/S (a)	75	1,231
Demant A/S (a) (b)	12	471

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
DSV Panalpina A/S	23	3,803
Genmab A/S (a)	7	2,847
GN Store Nord A/S	14	1,104
H Lundbeck A/S	8	286
Novo Nordisk A/S - Class B	188	13,015
Novozymes A/S - Class B	23	1,296
Orsted A/S	21	4,207
Pandora A/S	11	1,230
Rockwool International A/S - Class B	1	297
Tryg A/S	13	415
Vestas Wind Systems A/S	21	5,056
		43,098
Spain 2.4%
ACS, Actividades de Construccion y Servicios, S.A.	28	931
AENA, S.M.E., S.A. (a)	7	1,291
Amadeus IT Group SA	49	3,569
Banco Bilbao Vizcaya Argentaria, S.A.	721	3,570
Banco Santander, S.A.	1,884	5,851
CaixaBank, S.A.	403	1,040
Cellnex Telecom, S.A.	34	2,062
Enagas SA	28	613
Endesa SA	35	966
Ferrovial, S.A.	54	1,486
Grifols, S.A. (b)	32	937
Iberdrola, Sociedad Anonima	656	9,376
Industria de Diseno Textil, S.A.	118	3,778
Naturgy Energy Group SA	32	743
Red Electrica Corporacion, S.A.	49	1,001
Repsol SA	156	1,580
Siemens Gamesa Renewable Energy, S.A.	26	1,053
Telefonica SA (b)	546	2,169
		42,016
Italy 2.1%
Amplifon S.p.A (a)	12	513
Assicurazioni Generali SpA	119	2,073
Atlantia SpA (a)	53	963
Davide Campari-Milano S.p.A.	66	750
DiaSorin S.p.A.	3	552
Enel SpA	885	8,973
ENI SpA	275	2,865
Exor Nederland N.V.	12	960
Ferrari N.V.	14	3,197
Finecobank Banca Fineco SPA (a)	68	1,116
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	35	429
Intesa Sanpaolo SpA	1,796	4,206
Mediobanca SpA (a)	69	635
Moncler S.p.A. (a)	21	1,267
Nexi S.p.A. (a)	47	945
Poste Italiane - Societa' Per Azioni	60	609
Prysmian S.p.A.	27	949
Recordati Industria Chimica E Farmaceutica S.p.A.	12	644
Snam Rete Gas SpA	224	1,263
Telecom Italia SpA	906	419
Terna – Rete Elettrica Nazionale S.p.A.	155	1,182
UniCredit S.p.A. (a)	229	2,146
		36,656
Finland 1.2%
Elisa Oyj	16	855
Fortum Oyj	49	1,184
Kesko Oyj - Class B	28	719
Kone Corporation	37	2,980
Neste Oyj	46	3,320
Nokia Oyj (a)	622	2,404
Nordea Bank ABP	351	2,888
Orion Oyj - Class B	11	507
Sampo Oyj - Class A	51	2,146
Stora Enso Oyj - Class R	64	1,216
UPM-Kymmene Oyj	59	2,197
Wartsila Oyj	50	495
		20,911
Singapore 1.0%
Ascendas REIT	345	781
CapitaLand Ltd.	295	734
CapitaMall Trust	479	785
City Developments Ltd.	54	327
DBS Group Holdings Ltd.	196	3,722
Genting Singapore Limited	709	457
Keppel Corporation Limited	153	624
Mapletree Commercial Trust Management Ltd. (e)	232	376
Mapletree Logistics Trust Management Ltd.	272	415
Oversea-Chinese Banking Corporation Limited	361	2,749
Singapore Airlines Ltd. (a)	155	504
Singapore Exchange Ltd.	85	597
Singapore Technologies Engineering Ltd.	172	499
Singapore Telecommunications Limited	887	1,556
Suntec Real Estate Investment Trust	215	244
United Overseas Bank Ltd.	128	2,192
UOL Group Ltd.	50	290
Venture Corp. Ltd.	31	454
Wilmar International Limited	204	719
		18,025
Belgium 0.9%
ageas SA/NV	19	998
Anheuser-Busch InBev	83	5,792
Colruyt SA	6	365
Elia Group	3	375
Galapagos (a)	5	471
Groupe Bruxelles Lambert SA	13	1,271
KBC Groep NV	28	1,941
Proximus	18	349
Sofina	2	540
Solvay SA	8	959
UCB SA	14	1,452
Umicore	21	1,009
		15,522
Ireland 0.8%
CRH Plc	86	3,582
Flutter Entertainment Public Limited Company (a)	18	3,587
James Hardie Industries Public Limited Company - CDI	49	1,454
Kerry Group Plc	17	2,483
Kingspan Group Plc (a)	17	1,206
Smurfit Kappa Funding Designated Activity Company	25	1,186
		13,498
Israel 0.6%
Azrieli Group Ltd.	5	318
Bank Hapoalim BM	124	849
Bank Leumi Le-Israel BM	155	913
Check Point Software Technologies Ltd (a)	12	1,654
CyberArk Software Ltd. (a)	4	711
Elbit Systems Ltd.	3	378
Israel Chemicals Ltd.	77	393
Israel Discount Bank Ltd.	134	518
Mizrahi Tefahot Bank Ltd.	17	385
Nice Ltd. (a)	7	1,902
Teva Pharmaceutical Industries Ltd - ADR (a)	120	1,160
Wix.Com Ltd. (a)	6	1,492
		10,673
Norway 0.6%
DNB Bank ASA	102	1,976
Equinor ASA	108	1,814
Gjensidige Forsikring ASA	22	500
Mowi ASA	48	1,078
Norsk Hydro ASA	140	652
Orkla ASA	83	837
Schibsted ASA - Class A (a)	7	317
Schibsted ASA - Class B (a)	10	385
Telenor ASA	75	1,278
Yara International ASA	19	809
		9,646
New Zealand 0.4%
a2 Milk Co. Ltd. (a)	81	709
Auckland International Airport Limited (a)	134	729
Fisher & Paykel Healthcare Corp.	62	1,480

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Mercury NZ Limited	79	370
Meridian Energy Limited	138	738
Ryman Healthcare Ltd.	42	465
Spark New Zealand Ltd.	200	679
Xero Limited (a)	13	1,449
		6,619
Luxembourg 0.2%
ArcelorMittal (a)	77	1,771
Eurofins Scientific SE (b)	15	1,242
SES S.A. - DRC	45	425
Tenaris SA	53	425
		3,863
Portugal 0.2%
Banco Espirito Santo SA (a) (f)	413	—
Energias de Portugal SA	306	1,928
Galp Energia, SGPS, S.A.	54	583
Jeronimo Martins, SGPS, S.A.	27	451
		2,962
Austria 0.2%
Erste Group Bank AG	30	908
OMV AG	15	624
Raiffeisen Bank International AG (a)	16	327
Verbund AG	7	620
Voestalpine AG	12	426
		2,905
United States of America 0.1%
Qiagen N.V. (a)	25	1,278
China 0.1%
BOC Hong Kong Holdings Ltd.	397	1,206
Chile 0.0%
Antofagasta PLC	44	867
Macau 0.0%
Wynn Macau, Limited (a)	171	287
Mexico 0.0%
Fresnillo PLC	18	279
United Arab Emirates 0.0%
NMC Health PLC (f)	12	—
Malta 0.0%
BGP Holdings PLC (a) (f)	479	—
Total Common Stocks (cost $1,327,934)		1,683,933
PREFERRED STOCKS 2.2%
Switzerland 1.7%
Lindt & Spruengli AG	—	1,072
Roche Holding AG	76	26,623
Schindler Holding AG	4	1,190
		28,885
Germany 0.5%
Bayerische Motoren Werke AG	6	414
Fuchs Petrolub SE	7	421
Henkel AG & Co. KGaA (g)	20	2,219
Porsche Automobil Holding SE (g)	16	1,125
Sartorius AG	4	1,634
Volkswagen AG (g)	20	3,783
		9,596
Italy 0.0%
Telecom Italia SpA	683	353
Total Preferred Stocks (cost $28,133)		38,834
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a) (b)	156	53
Total Rights (cost $56)		53
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund, 0.07% (c) (h)	19,543	19,543
Investment Companies 0.2%
JNL Government Money Market Fund, 0.02% (c) (h)	3,682	3,682
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (i) (j)	757	757
Total Short Term Investments (cost $23,982)		23,982
Total Investments 100.8% (cost $1,380,105)		1,746,802
Other Derivative Instruments 0.0%		37
Other Assets and Liabilities, Net (0.8)%		(13,388)
Total Net Assets 100.0%		1,733,451

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $626 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon International Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	6,031	—	469	93	185	(541)	5,206	0.3

JNL/Mellon International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	414	376	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	71	March 2021	EUR	2,481	—	48
FTSE 100 Index	15	March 2021	GBP	970	(18)	(10)
S&P/ASX 200 Index	6	March 2021	AUD	984	(9)	(3)
TOPIX Index	17	March 2021	JPY	301,051	—	55
					(27)	90

JNL/Mellon International Index Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	03/17/21	AUD	753	580	22
EUR/USD	BMO	03/17/21	EUR	2,478	3,030	18
GBP/USD	BMO	03/17/21	GBP	1,174	1,606	40
JPY/USD	BOA	03/17/21	JPY	303,399	2,940	20
USD/AUD	BMO	03/17/21	AUD	(163)	(125)	(2)
USD/AUD	CBA	03/17/21	AUD	(165)	(127)	(2)
USD/AUD	CIT	03/17/21	AUD	(166)	(128)	(1)
USD/AUD	CIT	03/17/21	AUD	(165)	(128)	—
USD/AUD	SCB	03/17/21	AUD	(333)	(257)	(7)
USD/EUR	BMO	03/17/21	EUR	(562)	(687)	(4)
USD/EUR	BMO	03/17/21	EUR	(282)	(345)	—
USD/EUR	CBA	03/17/21	EUR	(206)	(252)	1
USD/EUR	JPM	03/17/21	EUR	(248)	(304)	2
USD/EUR	RBC	03/17/21	EUR	(106)	(129)	(1)
USD/EUR	RBC	03/17/21	EUR	(426)	(520)	2
USD/EUR	SCB	03/17/21	EUR	(348)	(426)	(1)
USD/EUR	SGA	03/17/21	EUR	(35)	(43)	—
USD/GBP	BMO	03/17/21	GBP	(131)	(179)	(1)
USD/GBP	BMO	03/17/21	GBP	(195)	(266)	—
USD/GBP	HSB	03/17/21	GBP	(128)	(175)	(2)
USD/GBP	JPM	03/17/21	GBP	(195)	(267)	(5)
USD/GBP	SCB	03/17/21	GBP	(64)	(87)	(2)
USD/GBP	SGA	03/17/21	GBP	(197)	(269)	(6)
USD/JPY	DUB	01/04/21	JPY	(58,315)	(565)	(1)
USD/JPY	BOA	03/17/21	JPY	(70,550)	(684)	(3)
USD/JPY	BOA	03/17/21	JPY	(18,155)	(176)	—
USD/JPY	CIT	03/17/21	JPY	(36,090)	(350)	1
USD/JPY	GSC	03/17/21	JPY	(17,950)	(174)	—
USD/JPY	RBC	03/17/21	JPY	(70,970)	(688)	(3)
USD/JPY	SCB	03/17/21	JPY	(17,690)	(171)	(1)
					634	64

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.3%
Materials 99.3%
AdvanSix Inc. (a)	2	40
Air Products and Chemicals, Inc.	16	4,471
Albemarle Corporation	8	1,164
Alcoa Corporation (a)	14	319
Allegheny Technologies Incorporated (a)	9	155
Amcor Plc	116	1,369
American Vanguard Corporation	2	30
Amyris, Inc. (a) (b)	8	50
AptarGroup, Inc.	5	650
Arconic Corporation (a)	7	220
Ashland Global Holdings Inc.	4	322
Avery Dennison Corporation	6	954
Avient Corporation	7	275
Axalta Coating Systems Ltd. (a)	16	445
Balchem Corporation	2	278
Ball Corporation	24	2,255
Berry Global Group, Inc. (a)	10	548
Cabot Corp.	4	185
Carpenter Technology Corp.	3	101
Celanese Corp. - Class A	9	1,137
Century Aluminum Co. (a)	4	47
CF Industries Holdings Inc.	16	610
Chase Corporation	1	53
Clearwater Paper Corporation (a)	1	47
Cleveland-Cliffs Inc. (a) (b)	29	427
Coeur d'Alene Mines Corp. (a)	18	191
Commercial Metals Co.	9	183
Compass Minerals International, Inc.	2	153
Corteva, Inc.	55	2,148
Crown Holdings Inc. (a)	10	996
Domtar Corp. (a)	4	133
Dow Inc.	55	3,048
DuPont de Nemours, Inc.	54	3,866
Eagle Materials Inc. (a)	3	295
Eastman Chemical Co.	10	1,001
Ecolab Inc.	19	4,117
Element Solutions, Inc.	16	291
Ferro Corporation (a)	5	78
FMC Corporation	10	1,098
Forterra, Inc. (a)	2	38
Freeport-McMoRan Inc. (a)	108	2,800
FutureFuel Corp.	2	28
GCP Applied Technologies Inc. (a)	4	84
Glatfelter Corporation	4	58
Graphic Packaging Holding Company	21	353
Greif Inc. - Class A	2	91
Greif Inc. - Class B	—	19
H.B. Fuller Company	4	199
Hawkins Inc.	1	40
Hecla Mining Co.	39	251
Huntsman Corp.	15	367
Ingevity Corporation (a)	3	233
Innospec Inc.	2	166
International Flavors & Fragrances Inc. (b)	6	686
International Paper Company	28	1,377
Kaiser Aluminum Corporation	1	113
Koppers Holdings Inc. (a)	2	52
Kraton Corporation (a)	2	69
Kronos Worldwide, Inc.	2	28
Linde Public Limited Company	39	10,254
Livent Corporation (a)	11	206
Louisiana-Pacific Corp.	8	312
LyondellBasell Industries N.V. - Class A	20	1,814
Martin Marietta Materials Inc.	5	1,311
Materion Corp.	2	100
Mercer International Inc.	3	35
Minera Andes Inc. (a) (b)	24	23
Minerals Technologies Inc.	3	158
MOS Holdings Inc.	27	610
Myers Industries Inc.	2	43
Neenah Inc.	1	72
NewMarket Corp.	1	260
Newmont Corporation	60	3,563
Nucor Corporation	22	1,191
O-I Glass, Inc. (a)	11	135
Olin Corporation	12	284
Orion Engineered Carbons Finance & Co. S.C.A. (a)	5	81
Packaging Corporation of America	7	964
PPG Industries, Inc.	18	2,522
PQ Group Holdings Inc. (a)	3	41
Quaker Chemical Corp.	1	252
Ranpak Holdings Corp - Class A (a)	2	33
Reliance Steel & Aluminum Co.	5	562
Royal Gold Inc.	5	513
RPM International Inc.	10	870
Schnitzer Steel Industries Inc. - Class A	2	60
Schweitzer-Mauduit International Inc.	2	92
Scotts Miracle-Gro Co.	3	613
Sealed Air Corporation	11	525
Sensient Technologies Corporation	3	233
Sherwin-Williams Co.	6	4,462
Silgan Holdings Inc.	6	211
Sonoco Products Co.	7	437
Steel Dynamics Inc.	15	571
Stepan Co.	2	180
Summit Materials, Inc. - Class A (a)	8	167
SunCoke Energy, Inc.	7	29
The Chemours Company	12	304
Tredegar Corp.	2	32
Trinseo S.A.	2	114
Tronox Holdings PLC	7	99
U.S. Concrete, Inc. (a)	1	47
United States Lime & Minerals Inc.	—	22
United States Steel Corporation	16	273
Valvoline, Inc.	14	320
Vulcan Materials Co.	10	1,456
W. R. Grace & Co.	4	226
Warrior Met Coal, Inc.	4	79
Westlake Chemical Corporation	3	233
Westrock Company, Inc.	19	833
Worthington Industries Inc.	3	149
Total Common Stocks (cost $67,607)		78,778
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	706	706
Investment Companies 0.5%
JNL Government Money Market Fund, 0.02% (c) (d)	383	383
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	54	54
Total Short Term Investments (cost $1,143)		1,143
Total Investments 100.8% (cost $68,750)		79,921
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.8)%		(612)
Total Net Assets 100.0%		79,311

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	6	March 2021	444	2	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.2%
Information Technology 31.3%
Accenture Public Limited Company - Class A	5	1,408
Adobe Inc. (a)	4	2,029
Advanced Micro Devices, Inc. (a)	10	905
Analog Devices, Inc.	3	464
ANSYS, Inc. (a)	1	264
Applied Materials, Inc.	8	664
Autodesk, Inc. (a)	2	565
Automatic Data Processing, Inc.	4	647
Cadence Design Systems Inc. (a)	2	326
Cisco Systems, Inc.	36	1,596
Citrix Systems Inc.	1	124
Cognex Corp.	2	121
Cognizant Technology Solutions Corp. - Class A	5	379
CommScope Holding Company, Inc. (a)	2	25
Corning Incorporated	6	232
Dell Technology Inc. - Class C (a)	2	144
F5 Networks, Inc. (a)	1	94
Flex Ltd. (a)	4	73
Fortinet, Inc. (a)	1	178
Hewlett Packard Enterprise Company	11	125
HP Inc.	12	302
Intel Corporation	36	1,785
International Business Machines Corporation	8	942
Intuit Inc.	2	838
Itron Inc. (a)	—	28
Keysight Technologies, Inc. (a)	2	208
Lam Research Corp.	1	585
MasterCard Incorporated - Class A	8	2,690
Microchip Technology Incorporated	2	293
Microsoft Corporation	61	13,512
Motorola Solutions Inc.	1	239
NortonLifelock Inc.	5	99
NVIDIA Corporation	5	2,718
Okta, Inc. - Class A (a)	1	262
On Semiconductor Corporation (a)	3	110
Oracle Corporation	17	1,085
Paycom Software, Inc. (a)	—	190
Paypal Holdings, Inc. (a)	9	2,209
Plantronics Inc. (a)	1	14
Salesforce.Com, Inc. (a)	8	1,710
ServiceNow, Inc. (a)	2	888
Skyworks Solutions, Inc.	1	220
Slack Technologies, Inc. - Class A (a)	3	136
Splunk Inc. (a)	1	223
TE Connectivity Ltd.	3	334
Teradata Corporation (a)	1	18
Texas Instruments Incorporated	8	1,276
The Western Union Company	4	78
Trimble Inc. (a)	2	135
Visa Inc. - Class A	14	3,110
VMware, Inc. - Class A (a) (b)	1	97
Workday, Inc. - Class A (a)	2	356
Xerox Holdings Corporation	2	40
Zebra Technologies Corp. - Class A (a)	—	173
		47,266
Communication Services 13.8%
Alphabet Inc. - Class A (a)	3	4,446
Alphabet Inc. - Class C (a)	3	4,443
Booking Holdings Inc. (a)	—	773
CenturyLink Inc.	7	73
Discovery, Inc. - Series A (a) (b)	1	35
Discovery, Inc. - Series C (a)	3	71
Electronic Arts Inc.	2	348
Facebook, Inc. - Class A (a)	20	5,554
John Wiley & Sons Inc. - Class A	1	22
Liberty Global PLC - Class A (a)	2	37
Liberty Global PLC - Class C (a)	3	75
New York Times Co. - Class A	1	59
Omnicom Group Inc.	2	108
Scholastic Corp.	—	3
Verizon Communications Inc.	35	2,056
Walt Disney Co.	15	2,762
		20,865
Consumer Discretionary 10.4%
Aptiv PLC (a)	2	292
Aramark	2	79
Autoliv, Inc. (a)	1	67
AutoNation, Inc. (a)	—	30
Best Buy Co., Inc.	2	192
BorgWarner Inc.	2	79
Buckle Inc. (b)	—	4
Callaway Golf Co. (a)	1	20
Capri Holdings Limited (a)	1	48
CarMax Inc. (a)	1	124
Choice Hotels International Inc. (a)	—	29
Columbia Sportswear Co. (a)	—	23
Darden Restaurants Inc.	1	129
Deckers Outdoor Corp. (a)	—	70
Domino's Pizza, Inc.	—	131
Ethan Allen Interiors Inc.	—	2
Foot Locker, Inc.	1	32
GameStop Corp. - Class A (a) (b)	1	16
Gap Inc. (a)	2	35
Garmin Ltd.	1	143
Hanesbrands Inc.	3	50
Harley-Davidson, Inc.	1	50
Hasbro, Inc.	1	109
Hilton Worldwide Holdings Inc. (a)	2	258
Jack in the Box Inc.	—	20
Kohl's Corporation (a)	1	60
La-Z-Boy Inc.	—	12
LKQ Corporation (a)	2	85
Lowe`s Companies, Inc.	6	1,019
Marriott International, Inc. - Class A (a)	2	305
Mattel, Inc. (a)	3	53
McDonald's Corporation	6	1,350
Meritage Homes Corporation (a)	—	22
Mohawk Industries Inc. (a)	1	67
Newell Brands Inc.	3	72
NIKE, Inc. - Class B	11	1,491
Nordstrom Inc. (a) (b)	1	34
Office Depot, Inc. (a)	1	19
Pool Corporation	—	124
PVH Corp.	1	52
Royal Caribbean Cruises Ltd.	2	117
Signet Jewelers Limited (a)	—	9
Starbucks Corporation	10	1,059
Tesla Inc. (a)	6	4,446
The Home Depot, Inc.	9	2,413
Tiffany & Co.	1	124
Tractor Supply Co.	1	136
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	135
Under Armour Inc. - Class A (a)	2	28
Under Armour Inc. - Class C (a)	2	23
Vail Resorts, Inc. (a)	—	94
VF Corp.	3	238
Whirlpool Corporation	1	101
Wolverine World Wide, Inc.	1	24
		15,744
Health Care 10.4%
AbbVie Inc.	15	1,598
ABIOMED, Inc. (a)	—	119
Agilent Technologies, Inc.	3	308
Align Technology, Inc. (a)	1	341
AmerisourceBergen Corporation	1	130
Amgen Inc.	5	1,134
Becton, Dickinson and Company	2	612
Biogen Inc. (a)	1	329
BioMarin Pharmaceutical Inc. (a)	2	141
Bio-Techne Corporation	—	101
Bristol-Myers Squibb Company	19	1,188
Cardinal Health, Inc.	2	127
Centene Corporation (a)	5	298
Cerner Corp.	3	207

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Cigna Holding Company	3	644
Cooper Cos. Inc.	—	161
DaVita Inc. (a)	1	77
Dentsply Sirona Inc.	2	96
DexCom Inc. (a)	1	303
Edwards Lifesciences Corporation (a)	5	480
Gilead Sciences, Inc.	11	619
HCA Healthcare, Inc.	2	379
Henry Schein Inc. (a)	1	75
Hologic Inc. (a)	2	156
Humana Inc.	1	459
IDEXX Laboratories, Inc. (a)	1	354
Illumina, Inc. (a)	1	457
IQVIA Inc. (a)	2	289
Jazz Pharmaceuticals Public Limited Company (a)	—	73
Laboratory Corporation of America Holdings (a)	1	167
Mednax, Inc. (a)	1	18
Merck & Co., Inc.	21	1,754
Mettler-Toledo International Inc. (a)	—	231
Patterson Cos. Inc.	1	20
Quest Diagnostics Incorporated	1	130
ResMed Inc.	1	254
Select Medical Holdings Corporation (a)	1	33
Teladoc Health, Inc. (a)	1	198
Varian Medical Systems, Inc. (a)	1	130
Vertex Pharmaceuticals Incorporated (a)	2	515
Waters Corp. (a)	1	128
West Pharmaceutical Services Inc.	1	182
Zoetis Inc. - Class A	4	671
		15,686
Industrials 8.7%
3M Company	5	850
ACCO Brands Corporation	—	3
Acuity Brands, Inc.	—	43
AGCO Corporation	1	61
Air Lease Corporation - Class A	1	43
Allegion Public Limited Company	1	90
AMERCO (a)	—	41
AO Smith Corp.	1	64
Applied Industrial Technologies, Inc.	—	21
Arcbest Corporation	—	4
ASGN Incorporated (a)	1	40
Avis Budget Group, Inc. (a)	—	14
Builders FirstSource, Inc. (a)	1	60
C.H. Robinson Worldwide, Inc.	1	104
Caterpillar Inc.	5	833
Copart Inc. (a)	2	232
CSX Corp.	6	585
Cummins Inc.	1	288
Deere & Company	3	683
Delta Air Lines, Inc.	1	53
Deluxe Corp.	—	5
Dover Corporation	1	151
Eaton Corporation Public Limited Company	3	409
Echo Global Logistics, Inc. (a)	—	12
EMCOR Group, Inc.	—	43
Expeditors International of Washington Inc.	1	132
Exponent, Inc.	1	42
Fastenal Co.	5	238
Flowserve Corporation	1	43
Fortive Corporation	3	186
Fortune Brands Home & Security, Inc.	1	101
Graco Inc.	1	100
Granite Construction Incorporated (b)	1	18
H&E Equipment Services, Inc.	—	5
Heidrick & Struggles International Inc.	—	2
HNI Corp.	—	9
ICF International, Inc.	—	9
IHS Markit Ltd.	3	286
Illinois Tool Works Inc.	3	544
Interface Inc. - Class A	—	2
Johnson Controls International Public Limited Company	6	291
Kansas City Southern	1	161
Kelly Services Inc. - Class A (a)	—	3
Knoll Inc.	—	3
Lennox International Inc.	—	75
Lincoln Electric Holdings Inc.	1	56
ManpowerGroup Inc.	1	47
Masco Corporation	2	124
Meritor, Inc. (a)	1	18
Middleby Corp. (a)	—	58
Norfolk Southern Corporation	2	514
Owens Corning Inc.	1	68
PACCAR Inc.	3	250
Parker-Hannifin Corporation	1	300
Quanta Services, Inc.	1	90
Resources Connection, Inc.	—	1
Robert Half International Inc.	1	68
Rockwell Automation Inc.	1	240
Roper Technologies, Inc.	1	385
Ryder System, Inc.	—	26
Sensata Technologies Holding PLC (a)	1	75
Snap-On Inc.	—	74
Southwest Airlines Co. (a)	1	64
Spirit Aerosystems Holdings Inc. - Class A	1	39
Stanley Black & Decker, Inc.	1	240
Steelcase Inc. - Class A	1	7
Tennant Co.	—	6
Tetra Tech, Inc.	—	52
Timken Co.	1	40
Trane Technologies Public Limited Company	2	291
TransUnion	2	156
TrueBlue, Inc. (a)	—	4
Union Pacific Corporation	6	1,201
United Parcel Service Inc. - Class B	6	1,000
United Rentals Inc. (a)	1	140
W. W. Grainger, Inc.	—	154
Wabtec Corp.	2	118
Xylem Inc.	2	157
		13,045
Financials 7.9%
Ally Financial Inc.	3	108
American Express Company (a)	6	703
Ameriprise Financial, Inc.	1	193
Arthur J Gallagher & Co.	2	194
Bank of Hawaii Corporation	—	29
BlackRock, Inc.	1	929
Cathay General Bancorp	1	28
Chubb Limited	4	586
CIT Group Inc.	1	32
Citizens Financial Group Inc.	4	125
CME Group Inc. - Class A	3	551
Comerica Inc.	1	71
Equitable Holdings, Inc.	3	83
FactSet Research Systems Inc.	—	102
First Republic Bank	2	218
Franklin Resources Inc.	3	68
Heartland Financial USA, Inc.	—	8
Intercontinental Exchange, Inc.	5	532
International Bancshares Corporation	—	12
Invesco Ltd.	3	56
KeyCorp	9	141
Lincoln National Corporation	2	85
Loews Corp.	2	93
M&T Bank Corporation	1	136
Marsh & McLennan Companies, Inc.	4	504
Moody's Corp.	1	419
New York Community Bancorp Inc. - Series A	4	43
Northern Trust Corp.	2	150
Old National Bancorp	1	20
People's United Financial Inc.	3	43
Principal Financial Group, Inc.	2	117
Progressive Corp.	5	489
Prudential Financial Inc.	3	258
Regions Financial Corporation	8	129
S&P Global Inc.	2	676
Signature Bank	—	60
State Street Corporation	3	217

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SVB Financial Group (a)	—	175
T. Rowe Price Group, Inc.	2	284
The Allstate Corporation	3	288
The Bank of New York Mellon Corporation (c)	7	289
The Charles Schwab Corporation	13	692
The Hartford Financial Services Group, Inc.	3	146
The PNC Financial Services Group, Inc.	4	534
The Travelers Companies, Inc.	2	304
Truist Financial Corporation	11	545
Umpqua Holdings Corp.	2	34
Voya Financial, Inc.	1	66
Willis Towers Watson Public Limited Company	1	224
Zions Bancorp	1	61
		11,850
Consumer Staples 7.5%
Archer-Daniels-Midland Company	5	231
Bunge Limited	1	72
Campbell Soup Company	2	73
Colgate-Palmolive Co.	7	582
Darling Ingredients Inc. (a)	1	78
Estee Lauder Cos. Inc. - Class A	2	506
General Mills, Inc.	5	307
Hain Celestial Group Inc. (a)	1	32
Hormel Foods Corp.	2	112
Ingredion Inc.	1	47
JM Smucker Co.	1	117
Kellogg Co.	2	138
Keurig Dr Pepper Inc.	5	147
Kimberly-Clark Corporation	3	393
Kraft Heinz Foods Company	6	199
Lamb Weston Holdings Inc.	1	91
McCormick & Co. Inc.	2	205
Mondelez International, Inc. - Class A	12	708
PepsiCo, Inc.	12	1,735
Procter & Gamble Co. (a)	21	2,922
Sysco Corp.	4	301
The Clorox Company	1	219
The Coca-Cola Company	35	1,897
The Kroger Co.	7	213
United Natural Foods Inc. (a)	1	8
		11,333
Materials 3.0%
Air Products and Chemicals, Inc.	2	510
Albemarle Corporation	1	139
Amcor Plc	13	154
Avery Dennison Corporation	1	116
Axalta Coating Systems Ltd. (a)	2	49
Ball Corporation	3	257
Compass Minerals International, Inc.	—	23
Domtar Corp. (a)	1	21
Ecolab Inc.	2	465
H.B. Fuller Company	—	18
International Flavors & Fragrances Inc. (b)	1	80
Linde Public Limited Company	4	1,176
Minerals Technologies Inc.	—	13
MOS Holdings Inc.	3	73
Newmont Corporation	7	409
Nucor Corporation	3	138
PPG Industries, Inc.	2	285
Schnitzer Steel Industries Inc. - Class A	—	2
Sealed Air Corporation	1	61
Sherwin-Williams Co.	1	509
Sonoco Products Co.	1	49
		4,547
Real Estate 2.9%
American Tower Corporation	4	842
AvalonBay Communities, Inc.	1	196
Boston Properties Inc.	1	114
CBRE Group, Inc. - Class A (a)	3	178
Corporate Office Properties Trust	1	22
Digital Realty Trust Inc.	2	314
Duke Realty Corp.	3	119
Equinix, Inc.	1	534
Equity Residential	3	186
Federal Realty Investment Trust	1	52
Healthpeak Properties, Inc.	5	143
Host Hotels & Resorts, Inc.	6	85
Iron Mountain Incorporated (b)	3	74
Jones Lang LaSalle Incorporated (a)	—	63
Macerich Co. (b)	1	7
PotlatchDeltic Corp.	1	24
ProLogis Inc.	6	615
Realogy Holdings Corp. (a) (b)	1	9
SBA Communications Corporation	1	271
Simon Property Group, Inc.	3	235
UDR, Inc.	2	90
Weyerhaeuser Company	6	216
		4,389
Utilities 1.7%
Alliant Energy Corporation	2	105
American Water Works Company, Inc.	2	229
Atmos Energy Corporation	1	96
Avista Corporation	1	26
CenterPoint Energy, Inc.	5	102
CMS Energy Corp.	2	149
Consolidated Edison, Inc.	3	200
Essential Utilities, Inc.	2	92
Eversource Energy	3	255
FirstEnergy Corp.	5	138
MDU Resources Group Inc.	2	43
New Jersey Resources Corp.	1	25
NiSource Inc.	3	70
Northwest Natural Holding Company	—	8
OGE Energy Corp.	2	49
Ormat Technologies Inc.	—	37
PPL Corporation	6	180
Sempra Energy	2	311
The AES Corporation	6	137
UGI Corp.	2	65
WEC Energy Group Inc.	3	239
		2,556
Energy 1.6%
Apache Corporation	3	47
Baker Hughes, a GE Company, LLC - Class A	6	115
Cheniere Energy, Inc. (a)	2	112
ConocoPhillips	9	366
Core Laboratories N.V.	—	7
Devon Energy Corporation	3	51
EQT Corporation (a)	2	25
Hess Corporation	2	122
Marathon Oil Corporation	7	47
Marathon Petroleum Corporation	6	230
National Oilwell Varco, Inc. (a)	3	46
Occidental Petroleum Corporation	8	133
ONEOK, Inc.	4	149
Phillips 66	4	252
Pioneer Natural Resources Co.	1	160
Schlumberger Ltd.	12	256
Southwestern Energy Co. (a)	4	13
TechnipFMC PLC	3	29
Valero Energy Corporation	3	191
		2,351
Total Common Stocks (cost $120,625)		149,632
INVESTMENT COMPANIES 0.3%
iShares MSCI KLD 400 Social ETF (b)	6	393
Total Investment Companies (cost $390)		393
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.02% (c) (d)	448	448
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	290	290

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	56	56
Total Short Term Investments (cost $794)		794
Total Investments 100.0% (cost $121,809)		150,819
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.0%		0
Total Net Assets 100.0%		150,824

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI KLD 400 Social Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	197	131	18	6	(7)	(14)	289	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	March 2021	731	5	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund
COMMON STOCKS 98.5%
United States of America 63.9%
10X Genomics, Inc. (a)	—	51
3M Company	4	719
Abbott Laboratories	13	1,376
AbbVie Inc.	13	1,342
ABIOMED, Inc. (a)	—	110
Activision Blizzard, Inc.	5	507
Adobe Inc. (a)	3	1,703
Advance Auto Parts, Inc.	1	81
Advanced Micro Devices, Inc. (a)	8	763
AFLAC Incorporated	5	215
Agilent Technologies, Inc.	2	258
AGNC Investment Corp.	4	59
Air Products and Chemicals, Inc.	2	434
Akamai Technologies, Inc. (a)	1	122
Albemarle Corporation	1	110
Alexandria Real Estate Equities, Inc.	1	160
Alexion Pharmaceuticals, Inc. (a)	2	240
Align Technology, Inc. (a)	1	290
Alleghany Corporation (a)	—	59
Allegion Public Limited Company	1	77
Alliant Energy Corporation	2	92
Ally Financial Inc.	3	95
Alnylam Pharmaceuticals, Inc. (a)	1	106
Alphabet Inc. - Class A (a)	2	3,742
Alphabet Inc. - Class C (a)	2	3,739
Altice USA, Inc. - Class A (a)	2	77
Altria Group, Inc.	13	539
Amazon.com, Inc. (a)	3	9,855
AMERCO (a)	—	29
Ameren Corporation	2	138
American Electric Power Company, Inc.	3	291
American Express Company (a)	5	591
American Financial Group, Inc.	1	46
American International Group, Inc.	6	231
American Tower Corporation	3	712
American Water Works Company, Inc.	1	197
Ameriprise Financial, Inc.	1	168
AmerisourceBergen Corporation	1	107
AMETEK, Inc.	2	196
Amgen Inc.	4	955
Amphenol Corporation - Class A	2	279
Analog Devices, Inc.	3	394
Annaly Capital Management, Inc.	10	87
ANSYS, Inc. (a)	1	221
Anthem, Inc.	2	572
AO Smith Corp.	1	54
Apollo Global Management, Inc. - Class A	1	53
Apple Inc. (a)	122	16,130
Applied Materials, Inc.	6	558
Aptiv PLC (a)	2	248
Aramark	2	60
Archer-Daniels-Midland Company	4	205
Arista Networks, Inc. (a)	—	118
Arrow Electronics, Inc. (a)	1	56
Arthur J Gallagher & Co.	1	168
Assurant, Inc.	—	57
AT&T Inc. (a)	51	1,454
Athene Holding Ltd - Class A (a)	1	42
Atmos Energy Corporation	1	85
Autodesk, Inc. (a)	2	478
Automatic Data Processing, Inc.	3	536
AutoZone, Inc. (a)	—	202
Avalara, Inc. (a)	—	77
AvalonBay Communities, Inc.	1	163
Avantor, Inc. (a)	4	99
Avery Dennison Corporation	1	97
Axalta Coating Systems Ltd. (a)	2	49
Baker Hughes, a GE Company, LLC - Class A	5	95
Ball Corporation	2	215
Bank of America Corporation	55	1,678
Bausch Health Companies Inc. (a)	2	44
Baxter International Inc.	4	293
Becton, Dickinson and Company	2	513
Berkshire Hathaway Inc. - Class B (a)	10	2,313
Best Buy Co., Inc.	2	162
Biogen Inc. (a)	1	278
BioMarin Pharmaceutical Inc. (a)	1	111
Bio-Rad Laboratories, Inc. - Class A (a)	—	91
Black Knight, Inc. (a)	1	96
BlackRock, Inc.	1	779
Booking Holdings Inc. (a)	—	653
Booz Allen Hamilton Holding Corporation - Class A	1	86
BorgWarner Inc.	2	63
Boston Properties Inc.	1	97
Boston Scientific Corporation (a)	10	366
Bristol-Myers Squibb Company	16	991
Broadcom Inc.	3	1,254
Broadridge Financial Solutions, Inc.	1	128
Brookfield Renewable Corporation - Class A	1	44
Brown & Brown Inc.	2	88
Brown-Forman Corp. - Class B	2	180
Bunge Limited	1	65
Burlington Stores Inc. (a)	—	121
C.H. Robinson Worldwide, Inc.	1	96
Cable One, Inc.	—	65
Cabot Oil & Gas Corp.	3	50
Cadence Design Systems Inc. (a)	2	275
Camden Property Trust	1	73
Campbell Soup Company	1	60
Capital One Financial Corporation	3	320
Cardinal Health, Inc.	2	111
CarMax Inc. (a)	1	115
Carrier Global Corporation	6	218
Carvana Co. - Class A (a)	—	93
Catalent Inc. (a)	1	119
Caterpillar Inc.	4	698
Cboe Global Markets, Inc.	1	72
CBRE Group, Inc. - Class A (a)	2	148
CDW Corp.	1	135
Celanese Corp. - Class A	1	109
Centene Corporation (a)	4	250
CenterPoint Energy, Inc.	4	82
CenturyLink Inc.	7	69
Ceridian HCM Holding Inc. (a)	1	85
Cerner Corp.	2	171
CF Industries Holdings Inc.	2	62
Charter Communications, Inc. - Class A (a)	1	679
Cheniere Energy, Inc. (a)	2	95
Chevron Corporation	14	1,156
Chewy, Inc. - Class A (a) (b)	—	40
Chipotle Mexican Grill Inc. (a)	—	265
Chubb Limited	3	500
Church & Dwight Co. Inc.	2	151
Cigna Holding Company	3	549
Cincinnati Financial Corporation	1	98
Cintas Corp.	1	218
Cisco Systems, Inc.	30	1,341
Citigroup Inc.	15	910
Citizens Financial Group Inc.	3	107
Citrix Systems Inc.	1	108
Cloudflare, Inc. - Class A (a)	1	69
CME Group Inc. - Class A	3	470
CMS Energy Corp.	2	124
Cognex Corp.	1	97
Cognizant Technology Solutions Corp. - Class A	4	322
Colgate-Palmolive Co.	6	501
Comcast Corporation - Class A	32	1,696
ConAgra Brands Inc.	4	127
Concho Resources Inc.	1	79
ConocoPhillips	8	303
Consolidated Edison, Inc.	2	169
Constellation Brands, Inc. - Class A	1	261
Cooper Cos. Inc.	—	131
Copart Inc. (a)	2	196
Corning Incorporated	5	192
Corteva, Inc.	5	204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
CoStar Group, Inc. (a)	—	259
Costco Wholesale Corporation	3	1,180
Coupa Software Incorporated (a)	—	160
CrowdStrike Holdings, Inc. - Class A (a)	1	198
Crown Castle International Corp.	3	482
Crown Holdings Inc. (a)	1	96
CSX Corp.	5	491
Cummins Inc.	1	240
CVS Health Corporation	9	638
D.R. Horton, Inc.	3	175
Danaher Corporation	5	1,015
Darden Restaurants Inc.	1	117
Datadog, Inc. - Class A (a)	1	103
DaVita Inc. (a)	1	65
Deere & Company	2	567
Dell Technology Inc. - Class C (a)	2	128
Delta Air Lines, Inc.	1	52
Dentsply Sirona Inc.	2	88
DexCom Inc. (a)	1	242
Digital Realty Trust Inc.	2	271
Discover Financial Services	2	203
Discovery, Inc. - Series A (a)	1	31
Discovery, Inc. - Series C (a)	2	58
Dish Network Corporation - Class A (a)	2	55
DocuSign, Inc. (a)	1	271
Dollar General Corporation	2	377
Dollar Tree Inc. (a)	2	187
Dominion Energy, Inc.	6	447
Domino's Pizza, Inc.	—	109
Dover Corporation	1	131
Dow Inc.	5	292
Draftkings Inc. - Class A (a)	1	47
Dropbox, Inc. - Class A (a)	2	40
DTE Energy Company	1	169
Duke Energy Corporation	5	476
Duke Realty Corp.	3	108
DuPont de Nemours, Inc.	5	375
Dynatrace Holdings LLC (a)	1	51
Eastman Chemical Co.	1	102
Eaton Corporation Public Limited Company	3	348
eBay Inc.	5	247
Ecolab Inc.	2	393
Edison International	3	173
Edwards Lifesciences Corporation (a)	4	410
Elanco Animal Health (a)	3	84
Electronic Arts Inc.	2	302
Eli Lilly & Co.	6	1,030
Emerson Electric Co.	4	347
Enphase Energy, Inc. (a)	1	132
Entergy Corporation	1	141
EOG Resources, Inc.	4	204
EPAM Systems, Inc. (a)	—	144
Equifax Inc.	1	170
Equinix, Inc.	1	452
Equitable Holdings, Inc.	3	72
Equity Lifestyle Properties, Inc.	1	75
Equity Residential	3	161
Erie Indemnity Company - Class A	—	41
Essential Utilities, Inc.	2	79
Essex Property Trust Inc.	—	114
Estee Lauder Cos. Inc. - Class A	2	423
ETSY, Inc. (a)	1	134
Evergy, Inc.	2	89
Eversource Energy	2	210
Exact Sciences Corporation (a)	1	141
Exelon Corporation	7	290
Expedia Group, Inc. (a)	1	126
Expeditors International of Washington Inc.	1	113
Extra Space Storage Inc.	1	106
Exxon Mobil Corporation	30	1,237
F5 Networks, Inc. (a)	—	74
Facebook, Inc. - Class A (a)	17	4,666
FactSet Research Systems Inc.	—	91
Fair Isaac Corporation (a)	—	94
Fastenal Co.	4	197
FedEx Corporation	2	464
Fidelity National Financial, Inc. - Class A	2	74
Fidelity National Information Services, Inc.	4	625
Fifth Third Bancorp	5	140
First Republic Bank	1	178
FirstEnergy Corp.	4	124
Fiserv, Inc. (a)	4	462
FleetCor Technologies Inc. (a)	1	163
FMC Corporation	1	110
Ford Motor Company (a)	28	242
Fortinet, Inc. (a)	1	142
Fortive Corporation	2	158
Fortune Brands Home & Security, Inc.	1	87
Fox Corporation - Class A	2	69
Fox Corporation - Class B	1	37
Franklin Resources Inc.	2	53
Freeport-McMoRan Inc. (a)	10	266
Gartner Inc. (a)	1	104
Generac Holdings Inc. (a)	—	87
General Dynamics Corporation	2	260
General Electric Company	62	670
General Mills, Inc.	4	259
General Motors Company (a)	9	386
Genuine Parts Co.	1	103
Gilead Sciences, Inc.	9	517
Global Payments Inc.	2	455
Globe Life Inc.	1	69
GoDaddy Inc. - Class A (a)	1	98
Guidewire Software, Inc. (a)	1	82
Halliburton Company	6	120
Hasbro, Inc.	1	86
HCA Healthcare, Inc.	2	319
Healthpeak Properties, Inc.	4	111
HEICO Corp.	—	37
HEICO Corp. - Class A	1	59
Henry Schein Inc. (a)	1	74
Hershey Co.	1	165
Hess Corporation	2	106
Hewlett Packard Enterprise Company	9	108
Hilton Worldwide Holdings Inc. (a)	2	219
Hologic Inc. (a)	2	139
Honeywell International Inc.	5	1,059
Horizon Therapeutics Public Limited Company (a)	1	100
Hormel Foods Corp.	2	96
Host Hotels & Resorts, Inc.	5	79
Howmet Aerospace Inc. (a)	3	77
HP Inc.	10	253
HubSpot Inc. (a)	—	107
Humana Inc.	1	387
Huntington Bancshares Incorporated	7	89
Huntington Ingalls Industries Inc.	—	52
IDEX Corporation	1	107
IDEXX Laboratories, Inc. (a)	1	306
IHS Markit Ltd.	3	244
Illinois Tool Works Inc.	2	460
Illumina, Inc. (a)	1	381
Incyte Corporation (a)	1	120
Ingersoll Rand Inc. (a)	3	116
Insulet Corporation (a)	—	121
Intel Corporation	30	1,512
Intercontinental Exchange, Inc.	4	450
International Business Machines Corporation	6	800
International Flavors & Fragrances Inc. (b)	1	71
International Paper Company	3	132
Interpublic Group of Cos. Inc.	3	68
Intuit Inc.	2	708
Intuitive Surgical, Inc. (a)	1	681
Invesco Ltd.	3	54
Invitation Homes Inc.	4	117
Ionis Pharmaceuticals Inc. (a)	1	59
IPG Photonics Corporation (a)	—	60
IQVIA Inc. (a)	1	248
Iron Mountain Incorporated	2	58
Jack Henry & Associates Inc.	1	90
Jacobs Engineering Group Inc.	1	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Jazz Pharmaceuticals Public Limited Company (a)	—	69
JB Hunt Transport Services Inc.	1	88
JM Smucker Co.	1	95
Johnson & Johnson	19	2,943
Johnson Controls International Public Limited Company	5	249
JPMorgan Chase & Co.	22	2,750
Juniper Networks, Inc.	2	56
K.K.R. Co., Inc. - Class A	4	149
Kansas City Southern	1	134
Kellogg Co.	2	117
Keurig Dr Pepper Inc.	4	118
KeyCorp	7	112
Keysight Technologies, Inc. (a)	1	177
Kimberly-Clark Corporation	2	330
Kinder Morgan, Inc.	14	197
KLA-Tencor Corp.	1	291
Knight-Swift Transportation Holdings Inc. - Class A	1	41
Kraft Heinz Foods Company	5	164
L3Harris Technologies, Inc.	2	288
Laboratory Corporation of America Holdings (a)	1	141
Lam Research Corp.	1	489
Lamb Weston Holdings Inc.	1	83
Las Vegas Sands Corp. (a)	2	143
Lear Corporation	—	66
Leidos Holdings Inc.	1	99
Lennar Corporation - Class A	2	153
Lennox International Inc.	—	67
Liberty Broadband Corp. - Series A	—	25
Liberty Broadband Corp. - Series C (a)	1	157
Liberty Media Corporation - Series C (a)	1	61
Liberty SiriusXM Group - Series A (a)	1	29
Liberty SiriusXM Group - Series C (a)	1	53
Lincoln National Corporation	1	74
Live Nation Entertainment, Inc. (a)	1	90
LKQ Corporation (a)	2	75
Lockheed Martin Corporation	2	633
Loews Corp.	2	80
Lowe`s Companies, Inc.	5	860
Lululemon Athletica Inc. (a)	1	303
LyondellBasell Industries N.V. - Class A	2	173
M&T Bank Corporation	1	114
Marathon Petroleum Corporation	5	194
Markel Corporation (a)	—	104
MarketAxess Holdings Inc.	—	159
Marriott International, Inc. - Class A (a)	2	256
Marsh & McLennan Companies, Inc.	4	426
Martin Marietta Materials Inc.	—	126
Masco Corporation	2	101
Masimo Corp. (a)	—	87
MasterCard Incorporated - Class A	6	2,264
Match Group Holdings II, LLC (a)	2	255
Match Group, Inc. (a)	1	115
Maxim Integrated Products, Inc. (a)	2	165
McCormick & Co. Inc.	2	174
McDonald's Corporation	5	1,133
McKesson Corporation	1	199
Medical Properties Trust, Inc.	4	87
Merck & Co., Inc.	18	1,468
MetLife, Inc.	6	263
Mettler-Toledo International Inc. (a)	—	191
MGM Resorts International	3	105
Microchip Technology Incorporated	2	240
Micron Technology, Inc. (a)	8	591
Microsoft Corporation	51	11,365
Mid-America Apartment Communities, Inc.	1	105
Moderna, Inc. (a)	2	201
Mohawk Industries Inc. (a)	—	59
Molina Healthcare, Inc. (a)	—	81
Molson Coors Beverage Company - Class B (a)	1	64
Mondelez International, Inc. - Class A	10	597
MongoDB, Inc. - Class A (a)	—	111
Monolithic Power Systems Inc.	—	95
Monster Beverage 1990 Corporation (a)	3	265
Moody's Corp.	1	346
Morgan Stanley	10	658
MOS Holdings Inc.	3	58
Motorola Solutions Inc.	1	208
MSCI Inc. - Class A	1	269
NASDAQ Inc.	1	108
NetApp, Inc.	2	102
Netflix, Inc. (a)	3	1,692
Neurocrine Biosciences, Inc. (a)	1	65
Newell Brands Inc.	3	66
Newmont Corporation	6	346
News Corporation - Class A	3	51
NextEra Energy, Inc.	14	1,072
NIKE, Inc. - Class B	9	1,257
NiSource Inc.	3	61
Nordson Corp.	—	69
Norfolk Southern Corporation	2	428
Northern Trust Corp.	1	134
Northrop Grumman Systems Corp.	1	347
NortonLifelock Inc.	4	83
Novocure Limited (a)	1	87
NRG Energy, Inc.	2	71
Nucor Corporation	2	114
NVIDIA Corporation	4	2,288
NVR, Inc. (a)	—	102
Occidental Petroleum Corporation	6	108
OGE Energy Corp.	1	43
Okta, Inc. - Class A (a)	1	218
Old Dominion Freight Line Inc.	1	128
Omega Healthcare Investors, Inc.	2	61
Omnicom Group Inc.	1	93
On Semiconductor Corporation (a)	3	100
ONEOK, Inc.	3	118
Oracle Corporation	14	924
O'Reilly Automotive, Inc. (a)	1	244
Otis Worldwide Corporation	3	195
Owens Corning Inc.	1	62
PACCAR Inc.	2	212
Pacific Gas And Electric Company (a)	10	119
Packaging Corporation of America	1	94
Palo Alto Networks, Inc. (a)	1	242
Parker-Hannifin Corporation	1	250
Paychex Inc.	2	219
Paycom Software, Inc. (a)	—	161
Paypal Holdings, Inc. (a)	8	1,854
Peloton Interactive, Inc. - Class A (a)	1	202
Pentair Public Limited Company	1	61
PepsiCo, Inc.	10	1,457
PerkinElmer Inc.	1	114
Perrigo Company Public Limited Company	1	43
Pfizer Inc.	39	1,452
Philip Morris International Inc.	11	923
Phillips 66	3	221
Pinnacle West Capital Corp.	1	65
Pinterest, Inc. - Class A (a)	3	211
Pioneer Natural Resources Co.	1	131
Pool Corporation	—	91
PPD, Inc. (a)	1	25
PPG Industries, Inc.	2	242
PPL Corporation	6	155
Principal Financial Group, Inc.	2	95
Procter & Gamble Co. (a)	18	2,460
Progressive Corp.	4	413
ProLogis Inc.	5	526
Prudential Financial Inc.	3	219
PTC Inc. (a)	1	98
Public Service Enterprise Group Inc.	4	207
Public Storage	1	264
Pulte Homes Inc.	2	82
Qiagen N.V. (a)	2	85
Qorvo, Inc. (a)	1	132
Qualcomm Incorporated	8	1,228
Quest Diagnostics Incorporated	1	114
Raymond James Financial Inc.	1	89
Raytheon BBN Technologies Corp.	11	780
Realty Income Corporation	2	154

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Regency Centers Corp.	1	55
Regeneron Pharmaceuticals, Inc. (a)	1	347
Regions Financial Corporation	7	108
Reinsurance Group of America, Incorporated	—	57
Republic Services Inc.	2	155
ResMed Inc.	1	218
RingCentral, Inc. - Class A (a)	1	205
Robert Half International Inc.	1	57
Rockwell Automation Inc.	1	204
Roku Inc. - Class A (a)	1	245
Rollins Inc.	2	63
Roper Technologies, Inc.	1	318
Ross Stores Inc. (a)	3	317
Royal Caribbean Cruises Ltd.	1	95
Royalty Pharma PLC - Class A	1	33
RPM International Inc.	1	82
S&P Global Inc.	2	560
Salesforce.Com, Inc. (a)	6	1,437
Sarepta Therapeutics, Inc. (a)	1	88
SBA Communications Corporation	1	229
Schlumberger Ltd.	10	214
Seagen Inc. (a)	1	150
Sealed Air Corporation	1	49
SEI Investments Co.	1	52
Sempra Energy	2	260
Sensata Technologies Holding PLC (a)	1	57
ServiceNow, Inc. (a)	1	757
Sherwin-Williams Co.	1	428
Simon Property Group, Inc.	2	184
Sirius XM Holdings Inc. (b)	8	54
Skyworks Solutions, Inc.	1	180
Slack Technologies, Inc. - Class A (a)	3	108
Snap Inc. - Class A (a)	6	323
Snap-On Inc.	—	63
Snowflake Inc. - Class A (a)	—	39
SolarEdge Technologies Ltd. (a)	—	98
Southwest Airlines Co. (a)	1	53
Splunk Inc. (a)	1	195
Square, Inc. - Class A (a)	3	571
SS&C Technologies Holdings, Inc.	2	117
Stanley Black & Decker, Inc.	1	198
Starbucks Corporation	8	886
State Street Corporation	3	183
Steel Dynamics Inc.	2	57
Steris Limited	1	115
Stryker Corporation	2	592
Sun Communities Inc.	1	107
SunRun Inc. (a)	1	43
SVB Financial Group (a)	—	145
Synchrony Financial	4	127
Synopsys Inc. (a)	1	278
Sysco Corp.	3	257
T. Rowe Price Group, Inc.	2	247
Take-Two Interactive Software Inc. (a)	1	169
Target Corporation	4	631
Teladoc Health, Inc. (a) (b)	1	150
Teledyne Technologies Inc. (a)	—	100
Teleflex Incorporated	—	137
Teradyne Inc.	1	142
Tesla Inc. (a)	5	3,739
Texas Instruments Incorporated	6	1,066
Textron Inc.	2	82
The AES Corporation	5	112
The Allstate Corporation	2	245
The Bank of New York Mellon Corporation (c)	6	240
The Blackstone Group Inc. - Class A	5	314
The Boeing Company (a)	4	821
The Carlyle Group, Inc.	1	28
The Charles Schwab Corporation	11	566
The Clorox Company	1	186
The Coca-Cola Company	29	1,588
The Goldman Sachs Group, Inc.	2	610
The Hartford Financial Services Group, Inc.	3	130
The Home Depot, Inc.	8	2,030
The Kroger Co.	6	181
The PNC Financial Services Group, Inc.	3	451
The Southern Company	8	463
The Trade Desk, Inc. - Class A (a)	—	231
The Travelers Companies, Inc.	2	257
The Western Union Company	3	69
The Williams Companies, Inc.	9	178
Thermo Fisher Scientific Inc.	3	1,307
Tiffany & Co.	1	108
TJX Cos. Inc.	9	584
T-Mobile USA, Inc. (a)	4	531
Tractor Supply Co.	1	117
Tradeweb Markets Inc. - Class A	1	32
Trane Technologies Public Limited Company	2	249
TransDigm Group Inc. (a)	—	225
TransUnion	1	139
Trimble Inc. (a)	2	125
Truist Financial Corporation	10	461
Twilio Inc. - Class A (a)	1	298
Twitter, Inc. (a)	6	305
Tyler Technologies Inc. (a)	—	122
Tyson Foods Inc. - Class A	2	140
U.S. Bancorp	10	447
Uber Technologies, Inc. (a)	7	351
UDR, Inc.	2	85
UGI Corp.	2	58
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	110
Union Pacific Corporation	5	1,002
United Parcel Service Inc. - Class B	5	844
United Rentals Inc. (a)	1	119
UnitedHealth Group Incorporated	7	2,367
Universal Health Services Inc. - Class B	1	74
Vail Resorts, Inc. (a)	—	80
Valero Energy Corporation	3	170
Varian Medical Systems, Inc. (a)	1	115
Veeva Systems Inc. - Class A (a)	1	265
Ventas, Inc.	3	134
VEREIT, Inc.	2	59
VeriSign, Inc. (a)	1	156
Verisk Analytics, Inc.	1	227
Verizon Communications Inc.	29	1,726
Vertex Pharmaceuticals Incorporated (a)	2	441
VF Corp.	2	200
ViacomCBS Inc. - Class B	4	154
Viatris, Inc. (a)	9	159
VICI Properties Inc.	4	91
Visa Inc. - Class A	12	2,619
Vistra Energy Corp.	3	64
VMware, Inc. - Class A (a)	1	87
Vornado Realty Trust	1	42
Voya Financial, Inc.	1	58
Vulcan Materials Co.	1	140
W. R. Berkley Corporation	1	73
W. W. Grainger, Inc.	—	138
W.P. Carey Inc.	1	92
Wabtec Corp.	1	96
Walgreens Boots Alliance, Inc.	5	206
Walmart Inc.	10	1,449
Walt Disney Co.	13	2,325
Waste Management, Inc.	3	358
Waters Corp. (a)	—	112
Wayfair Inc. - Class A (a) (b)	—	108
WEC Energy Group Inc.	2	208
Wells Fargo & Company	28	841
Welltower Inc.	3	191
West Pharmaceutical Services Inc.	1	153
Western Digital Corporation (a)	2	123
Westrock Company, Inc.	2	84
Weyerhaeuser Company	5	181
Whirlpool Corporation	—	85
Willis Towers Watson Public Limited Company	1	192
Workday, Inc. - Class A (a)	1	304
Wynn Resorts Ltd. (a)	1	76
Xcel Energy Inc.	4	253
Xilinx, Inc.	2	249
XPO Logistics, Inc. (a)	1	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Xylem Inc.	1	133
Yum! Brands, Inc.	2	232
Zebra Technologies Corp. - Class A (a)	—	151
Zendesk, Inc. (a)	1	102
Zillow Group, Inc. - Class A (a)	—	48
Zillow Group, Inc. - Class C (a)	1	123
Zimmer Biomet Holdings, Inc.	1	224
Zoetis Inc. - Class A	3	562
Zoom Video Communications, Inc. - Class A (a)	1	407
Zscaler, Inc. (a)	—	97
		235,226
Japan 7.8%
ABC-Mart Inc.	—	17
Acom Co. Ltd.	4	16
Advantest Corporation	2	113
AEON Co. Ltd.	5	151
AEON Mall Co. Ltd.	1	12
Air Water Inc.	1	25
Aisin Seiki Co. Ltd.	1	39
Ajinomoto Co. Inc.	3	73
Alfresa Holdings Corp.	1	24
All Nippon Airways Co. Ltd. (a)	1	22
Amada Co. Ltd.	2	25
Asahi Breweries Ltd. (b)	3	132
Asahi Glass Co. Ltd. (b)	1	45
Asahi Intecc Co., Ltd.	1	47
Asahi Kasei Corp.	9	90
Astellas Pharma Inc.	13	207
Azbil Corporation	1	38
Bandai Namco Holdings Inc.	1	121
Bank of Kyoto Ltd.	1	26
Bridgestone Corp. (b)	4	125
Brother Industries Ltd.	2	35
Calbee,Inc.	1	21
Canon Inc. (b)	7	138
Capcom Co. Ltd.	1	33
Casio Computer Co. Ltd.	1	26
Central Japan Railway Co.	1	141
China Bank Ltd.	3	18
Chubu Electric Power Co. Inc.	4	53
Chugai Pharmaceutical Co. Ltd.	5	262
Chugoku Electric Power Co. Inc.	2	23
Coca-Cola Bottlers Japan Holdings Inc. (b)	1	17
Concordia Financial Group, Ltd.	7	24
COSMOS Pharmaceutical Corporation	—	16
CyberAgent Inc.	1	55
Dai Nippon Printing Co. Ltd.	2	32
Daifuke Co. Ltd.	1	87
Dai-ichi Life Holdings, Inc.	7	113
Daiichi Sankyo Company, Ltd	12	411
Daikin Industries Ltd.	2	400
Dainippon Sumitomo Pharma Co. Ltd.	1	15
Daito Trust Construction Co. Ltd.	1	47
Daiwa House Industry Co. Ltd.	4	122
Daiwa House REIT Investment Corporation	—	37
Daiwa Securities Group Inc.	10	46
Denso Corp.	3	179
Dentsu Inc. (b)	2	45
Disco Corp.	—	67
East Japan Railway Co.	2	147
Eisai Co. Ltd.	2	129
Fanuc Ltd.	1	345
Fast Retailing Co. Ltd.	—	359
Fuji Electric Holdings Co. Ltd.	1	36
FUJIFILM Holdings Corp.	3	137
Fujitsu Ltd.	1	203
Fukuoka Financial Group, Inc.	1	20
GLP J-REIT	—	36
GMO Payment Gateway, Inc.	—	40
Hakuhodo DY Holdings Incorporated	1	19
Hamamatsu Photonics KK	1	63
Hankyu Hanshin Holdings Inc.	2	56
Harmonic Drive Systems Inc.	—	18
Hikari Tsushin Inc.	—	23
Hino Motors Ltd.	2	20
Hirose Electric Co. Ltd.	—	33
Hisamitsu Pharmaceutical Co. Inc.	—	18
Hitachi Construction Machinery Co. Ltd.	1	20
Hitachi Ltd.	7	276
Hitachi Metals Ltd.	2	23
Honda Motor Co. Ltd.	11	323
Hoshizaki Corporation (b)	—	37
Hoya Corp.	3	374
Hulic Co. Ltd.	2	21
IBIDEN Co., Ltd.	1	28
Idemitsu Kosan Co., Ltd.	2	35
Iida Group Holdings Co., Ltd.	1	18
Inpex Corporation (b)	7	40
Isuzu Motors Ltd.	4	38
ITO EN, LTD.	—	19
ITOCHU Corp.	10	276
ITOCHU Techno-Solutions Corporation	1	21
Japan Airlines Co., Ltd (a)	1	19
Japan Airport Terminal Co. Ltd.	—	24
Japan Exchange Group Inc.	4	92
Japan Post Bank Co., Ltd.	3	23
Japan Post Holdings Co., Ltd.	11	86
Japan Post Insurance Co., Ltd.	1	31
Japan Real Estate Investment Corp.	—	52
Japan Retail Fund Investment Corp.	—	31
Japan Tobacco Inc. (b)	8	173
JFE Holdings Inc.	4	40
JS Group Corp.	2	41
JSR Corp.	2	42
JXTG Holdings, Inc.	22	79
Kajima Corp.	3	46
Kakaku.com Inc.	1	27
Kansai Electric Power Co. Inc.	5	48
Kansai Paint Co. Ltd.	1	43
Kao Corp.	3	270
KDDI Corp.	11	339
Keihan Holdings Co. Ltd.	1	38
Keikyu Corp.	2	27
Keio Corp.	1	62
Keisei Electric Railway Co. Ltd.	1	27
Keyence Corp.	1	732
Kikkoman Corp.	1	77
Kintetsu Corp. (a)	1	57
Kirin Holdings Co. Ltd. (b)	6	144
Kobayashi Pharmaceutical Co. Ltd.	—	49
Kobe Bussan Co., Ltd.	1	25
Koito Manufacturing Co. Ltd.	1	48
Komatsu Ltd.	6	167
Konami Corp.	1	39
Kose Corp.	—	34
Kubota Corp. (b)	7	160
Kuraray Co. Ltd. (b)	3	28
Kurita Water Industries Ltd.	1	27
Kyocera Corp.	2	141
Kyowa Kirin Co., Ltd.	2	49
Kyushu Electric Power Co. Inc.	3	27
Kyushu Railway Company	1	24
Lasertec Corporation	1	59
Lawson Inc.	—	19
Lion Corp. (b)	2	39
M3, Inc.	3	303
Makita Corp.	2	85
Marubeni Corp.	12	83
Marui Group Co. Ltd.	1	26
Mazda Motor Corp. (a)	4	28
McDonald's Holdings Co. Japan Ltd.	1	24
Medipal Holdings Corp.	1	24
Meiji Holdings Co., Ltd.	1	56
Mercari, Inc. (a) (b)	1	22
Minebea Mitsumi Inc.	3	52
MISUMI Group Inc.	2	72
Mitsubishi Chemical Holdings Corporation	10	61
Mitsubishi Corp.	10	237
Mitsubishi Electric Corp.	13	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Mitsubishi Estate Co. Ltd.	8	136
Mitsubishi Gas Chemical Co. Inc.	1	30
Mitsubishi Heavy Industries Ltd.	2	67
Mitsubishi UFJ Financial Group Inc.	87	385
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	14
Mitsui & Co. Ltd.	12	213
Mitsui Chemicals Inc.	1	35
Mitsui Fudosan Co. Ltd.	7	138
Miura Co.,Ltd.	1	33
Mizuho Financial Group Inc.	18	223
MonotaRO Co., Ltd.	1	46
MS&AD Insurance Group Holdings, Inc.	3	97
Murata Manufacturing Co. Ltd.	4	370
Nabtesco Corp.	1	35
Nagoya Railroad Co. Ltd.	1	37
NEC Corp.	2	97
NEC Electronics Corp. (a)	6	59
NEXON Co.,Ltd.	4	111
NGK Insulators Ltd.	2	29
NGK Spark Plug Co. Ltd.	1	22
Nidec Corp.	3	403
Nihon M & A Center Inc.	1	60
Nintendo Co. Ltd.	1	510
Nippon Building Fund Inc. (b)	—	52
Nippon Express Co. Ltd.	1	34
Nippon Meat Packers Inc.	1	31
Nippon Paint Co. Ltd.	1	110
Nippon Shinyaku Co., Ltd.	—	20
Nippon Steel Corporation (a)	6	77
Nippon Telegraph & Telephone Corp.	9	235
Nippon Yusen KK	1	23
Nissan Chemical Industries Ltd.	1	50
Nissan Motor Co., Ltd. (a)	16	87
Nisshin Seifun Group Inc.	1	22
Nissin Foods Holdings Co. Ltd.	1	43
Nitori Co. Ltd.	1	126
Nitto Denko Corp.	1	107
Nomura Holdings Inc.	23	122
Nomura Real Estate Holdings, Inc.	1	15
Nomura Real Estate Master Fund. Inc.	—	44
Nomura Research Institute Ltd.	2	82
NSK Ltd.	3	25
NTT Data Corp.	4	60
Obayashi Corp.	5	43
Obic Co. Ltd.	1	100
Odakyu Electric Railway Co. Ltd.	2	63
OJI Holdings Corp.	7	40
Olympus Corp.	8	179
Omron Corp.	1	116
Ono Pharmaceutical Co. Ltd.	3	80
Oracle Corp. Japan	—	39
Oriental Land Co. Ltd.	1	231
ORIX Corp.	9	141
Orix J-REIT Inc.	—	28
Osaka Gas Co. Ltd.	2	51
Otsuka Corp.	1	42
Otsuka Holdings Co., Ltd. (b)	3	120
Pan Pacific International Holdings Corporation	3	69
Panasonic Corp.	16	181
PeptiDream Inc. (a)	1	30
Persol Holdings Co., Ltd.	1	23
Pigeon Corp. (b)	1	37
Pola Orbis Holdings Inc. (b)	1	16
Prologis	—	50
Rakuten Inc.	6	61
Recruit Holdings Co., Ltd.	9	382
Resona Holdings Inc.	16	57
Ricoh Co. Ltd.	4	28
Rinnai Corp.	—	35
Rohm Co. Ltd.	1	58
Ryohin Keikaku Co. Ltd.	2	33
Santen Pharmaceutical Co. Ltd.	2	41
SBI Holdings Inc.	2	43
SCSK Corporation	—	17
Secom Co. Ltd.	2	138
Sega Sammy Holdings Inc.	1	17
Seibu Holdings Inc. (a)	2	17
Seiko Epson Corp.	2	28
Sekisui Chemical Co. Ltd.	3	49
Sekisui House Ltd.	4	90
Seven & I Holdings Co., Ltd.	5	195
SG Holdings Co., Ltd.	2	60
Sharp Corp. (b)	2	23
Shimadzu Corp.	2	62
Shimamura Co. Ltd.	—	21
Shimano Inc.	1	117
Shimizu Corp.	4	28
Shin-Etsu Chemical Co. Ltd.	2	438
Shinsei Bank Ltd.	1	11
Shionogi & Co. Ltd.	2	109
Shiseido Co. Ltd.	3	200
Shizuoka Bank Ltd.	3	21
SMC Corp.	—	244
Softbank Corp.	20	247
SoftBank Group Corp.	11	877
Sohgo Security Services Co. Ltd.	1	26
Sompo Holdings, Inc.	2	101
Sony Corp.	9	905
Square Enix Holdings Co. Ltd.	1	36
Stanley Electric Co. Ltd.	1	26
Subaru Corp. NPV	4	88
SUMCO Corporation	2	37
Sumitomo Chemical Co. Ltd.	11	44
Sumitomo Corp.	8	110
Sumitomo Electric Industries Ltd.	6	77
Sumitomo Metal Mining Co. Ltd.	2	76
Sumitomo Mitsui Financial Group Inc.	9	284
Sumitomo Mitsui Trust Holdings Inc.	2	74
Sumitomo Realty & Development Co. Ltd.	2	71
Sundrug Co. Ltd.	1	20
Suntory Beverage & Food Limited (b)	1	39
Suzuken Co. Ltd.	1	22
Suzuki Motor Corp.	3	121
Sysmex Corp.	1	145
T&D Holdings Inc.	4	44
Taiheiyo Cement Corp.	1	20
Taisei Corp.	1	52
Taisho Pharmaceutical Holdings Company Ltd.	—	20
Taiyo Nippon Sanso Corp.	1	22
Takeda Pharmaceutical Co. Ltd.	11	407
TDK Corp.	1	136
Tecmo Koei Holdings Co., Ltd.	—	18
Teijin Ltd.	1	25
Terumo Corp.	5	197
THK Co. Ltd.	1	26
TIS Inc.	1	29
Tobu Railway Co. Ltd.	1	42
Toho Co. Ltd.	1	34
Toho Gas Co. Ltd.	1	40
Tohoku Electric Power Co. Inc.	3	29
Tokio Marine Holdings Inc.	5	237
Tokyo Century Corp.	—	24
Tokyo Electric Power Co. Holdings Inc. (a)	12	31
Tokyo Electron Ltd.	1	411
Tokyo Gas Co. Ltd.	3	67
Tokyu Corp.	4	47
Tokyu Fudosan Holdings Corporation	5	25
Toppan Printing Co. Ltd.	2	28
Toray Industries Inc.	10	60
Toshiba Corp.	3	81
Tosoh Corp.	2	33
TOTO Ltd.	1	66
Toyo Suisan Kaisha Ltd.	1	29
Toyoda Gosei Co. Ltd.	1	17
Toyota Industries Corp.	1	87
Toyota Motor Corp.	15	1,157
Toyota Tsusho Corp.	2	65
Trend Micro Inc. (b)	1	58
TSURUHA Holdings ,Inc.	—	43
Unicharm Corp.	3	137

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
United Urban Investment Corp.	—	27
USS Co. Ltd.	2	30
Welcia Holdings Co.,Ltd.	1	23
West Japan Railway Co.	1	63
Yahoo! Japan Corp.	19	115
Yakult Honsha Co. Ltd.	1	45
Yamada Denki Co. Ltd.	4	23
Yamaha Corp.	1	59
Yamaha Motor Co. Ltd.	2	41
Yamato Holdings Co. Ltd.	2	59
Yamazaki Baking Co. Ltd.	1	13
Yaskawa Electric Corp.	2	90
Yokogawa Electric Corp.	2	32
ZOZO, Inc.	1	15
		28,664
United Kingdom 4.3%
3i Group plc	7	110
Admiral Group PLC	1	60
Anglo American PLC	9	292
AON Public Limited Company - Class A	2	353
Ashtead Group Public Limited Company	3	151
Associated British Foods PLC (a)	2	76
AstraZeneca PLC	9	941
Auto Trader Group PLC (a)	7	60
AVEVA Group plc	—	19
Aviva PLC	28	123
BAE Systems PLC	23	155
Barclays PLC (a)	123	248
Barratt Developments P L C (a)	7	63
BP P.L.C.	146	504
British American Tobacco P.L.C.	16	609
BT Group Plc (a)	66	120
Bunzl Public Limited Company	2	82
Burberry Group PLC (a)	3	71
Carnival Plc (a)	3	74
Coca-Cola European Partners PLC	2	78
Compass Group PLC (a)	13	239
Croda International Public Limited Company	1	85
DCC Public Limited Company	1	50
Diageo PLC	17	652
Direct Line Insurance Limited	10	45
Evraz PLC	3	21
Experian PLC	7	247
Ferguson PLC	2	196
GlaxoSmithKline PLC	36	653
GVC Holdings PLC (a)	4	69
Halma Public Limited Company	3	90
Hargreaves Lansdown PLC	2	49
Hikma Pharmaceuticals Public Limited Company	1	31
HSBC Holdings PLC (a)	144	747
Imperial Brands PLC	7	143
Informa Switzerland Limited (a)	10	78
InterContinental Hotels Group PLC (a)	1	81
Intertek Group Plc	1	89
J Sainsbury PLC	12	36
JD Sports Fashion Plc (a)	3	34
Johnson Matthey PLC	2	51
Kingfisher Plc (a)	15	55
Land Securities Group PLC	5	43
Legal & General Group PLC	44	161
Liberty Global PLC - Class A (a)	1	30
Liberty Global PLC - Class C (a)	3	70
Linde Public Limited Company	4	982
Lloyds Banking Group PLC (a)	507	252
London Stock Exchange Group PLC	2	277
M&G PLC	21	56
Melrose Holdings Limited (a)	33	81
Mondi plc	3	79
National Grid PLC	24	288
Next PLC (a)	1	94
Ocado Group PLC (a)	3	102
Pearson PLC (b)	5	48
Persimmon Public Limited Company	2	85
Phoenix Group Holdings PLC	3	31
Prudential Public Limited Company (c)	18	339
Reckitt Benckiser Group PLC	5	451
Relx PLC	14	337
Rentokil Initial PLC	13	92
Rio Tinto PLC	8	601
Rolls-Royce Holdings plc (a)	59	89
RSA Insurance Group PLC	7	66
Schroders PLC	1	42
SEGRO Public Limited Company	8	108
Severn Trent PLC	2	57
Smith & Nephew PLC	6	130
Smiths Group PLC	3	55
Spirax-Sarco Engineering PLC	1	80
SSE PLC	7	151
St. James's Place PLC	4	65
Standard Chartered PLC (a)	20	126
Standard Life Aberdeen PLC	17	65
Taylor Wimpey PLC (a)	26	59
Tesco PLC	69	218
The Berkeley Group Holdings PLC	1	59
The British Land Company Public Limited Company	7	45
The Royal Bank of Scotland Group Public Limited Company (a)	33	77
The Sage Group PLC.	8	63
Unilever PLC	11	637
Unilever PLC	8	489
United Utilities Group PLC	5	57
Vodafone Group Public Limited Company	192	317
Whitbread PLC (a)	2	67
WM Morrison Supermarkets P L C	17	42
WPP 2012 Limited	9	95
		15,688
France 3.2%
Accor SA (a)	1	53
Adevinta ASA - Class B (a)	1	21
Aeroports de Paris	—	29
Alstom (a)	2	98
Amundi (a)	—	35
Arkema	1	61
AtoS SE (a)	1	67
AXA SA	14	337
Biomerieux SA	—	43
BNP Paribas SA (a)	8	424
Bollore SA	6	23
Bouygues SA	2	70
Bureau Veritas (a)	2	55
Capgemini SA	1	185
Carrefour SA	5	80
Cie de Saint-Gobain (a)	4	172
Cie Generale d'Optique Essilor International SA (a)	2	312
CNP Assurances SA (a)	2	25
Compagnie Generale des Etablissements Michelin	1	157
Covivio	—	37
Credit Agricole SA (a)	8	108
Danone	4	291
Dassault Aviation SA (a)	—	24
Dassault Systemes SA	1	197
EDENRED	2	100
Eiffage (a)	1	56
Electricite de France	4	70
Engie (a)	13	202
Eurazeo SA (a)	—	22
Faurecia (a)	1	29
Gecina SA	—	49
Getlink S.E. (a)	3	54
Hermes International SCA	—	243
Iliad SA	—	20
IPSEN	—	21
Kering SA	1	395
Klepierre	1	33
La Francaise Des Jeux	1	25
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	558
Legrand SA	2	170
L'Oreal SA	2	684

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	2	1,229
Natixis (a)	8	29
Orange SA	14	166
Orpea (a)	—	43
Pernod-Ricard SA	2	291
Peugeot SA (a)	4	121
Publicis Groupe SA	2	75
Remy Cointreau SA	—	28
Renault SA (a)	1	58
Safran (a)	2	322
Sanofi SA	8	782
Sartorius Stedim Biotech	—	69
Schneider Electric SE (a)	4	560
SCOR (a)	1	36
SEB SA	—	28
Societe Generale SA (a)	6	126
Sodexo SA (a)	1	51
SUEZ	3	54
Teleperformance	—	141
Thales SA	1	67
Total SA	18	762
Ubisoft Entertainment (a)	1	64
Valeo	2	68
Veolia Environnement	4	100
VINCI	4	368
Vivendi SA	6	194
Wendel SA	—	23
Worldline (a)	2	167
		11,657
Canada 3.1%
Agnico Eagle Mines Limited	2	120
Air Canada (a)	1	14
Algonquin Power & Utilities Corp. (b)	4	66
Alimentation Couche-Tard Inc. - Class B	6	208
AltaGas Ltd. (b)	2	31
ATCO Ltd. - Class I	1	14
B2Gold Corp.	6	36
Bank of Montreal	5	350
Barrick Gold Corporation	13	289
BCE Inc.	1	51
BlackBerry Limited (a)	3	23
Brookfield Asset Management Inc. - Class A	9	382
CAE Inc. (a)	2	58
Cameco Corp.	3	37
Canadian Apartment Properties REIT	1	20
Canadian Imperial Bank of Commerce	3	273
Canadian National Railway Company	5	557
Canadian Natural Resources Ltd.	8	199
Canadian Pacific Railway Limited (b)	1	347
Canadian Tire Corporation, Limited - Class A	—	53
Canadian Utilities Limited - Class A	1	22
Canopy Growth Corporation (a) (b)	2	42
CCL Industries Inc. - Class B	1	50
Cenovus Energy Inc. (a)	7	43
CGI Inc. - Class A (a)	2	135
CI Financial Corp.	1	16
Constellation Software Inc.	—	130
Dollarama Inc.	2	86
Emera Inc.	2	72
Empire Company Limited - Class A	1	36
Enbridge Inc.	14	457
Fairfax Financial Holdings Ltd.	—	68
First Quantum Minerals Ltd	4	72
FirstService Corporation	—	27
Fortis Inc.	3	139
Franco-Nevada Corporation	1	175
George Weston Ltd.	1	46
GFL Environmental Inc.	1	32
Gildan Activewear Inc. - Class A (a)	1	36
Great-West Lifeco Inc.	2	50
Hydro One Limited	2	52
iA Financial Corporation Inc.	1	35
IGM Financial Inc. (b)	1	14
Imperial Oil Ltd.	2	32
Intact Financial Corporation	1	118
Inter Pipeline Ltd.	3	32
Keyera Corp.	2	30
Kinross Gold Corporation	9	69
Kirkland Lake Gold Ltd.	2	78
Loblaw Cos. Ltd.	1	59
Lundin Mining Corp.	5	42
Magna International Inc.	2	142
Manulife Financial Corp.	14	245
Metro Inc. - Class A	2	83
National Bank of Canada	2	129
Northland Power Inc. (b)	1	39
Nutrien Ltd. (b)	4	200
ONEX Corporation	1	29
Open Text Corporation	2	91
Pan American Silver Corp.	1	45
Parkland Corporation	1	32
Pembina Pipeline Corporation (b)	4	90
Power Corporation of Canada (b)	4	97
Quebecor Inc. - Class B	1	31
Restaurant Brands International Limited Partnership	2	122
RioCan REIT	1	14
Ritchie Bros. Auctioneers Incorporated	1	49
Rogers Communications Inc. - Class B	3	121
Royal Bank of Canada	10	829
Saputo Inc.	2	53
Shaw Communications Inc. - Class B	3	60
Shopify Inc. - Class A (a)	1	903
SSR Mining Inc. (a)	1	30
Sun Life Financial Inc.	4	191
Suncor Energy Inc.	11	181
TC Energy Corporation	7	272
Teck Resources Limited - Class B	3	60
TELUS Corp.	3	59
The Bank of Nova Scotia	9	470
The Toronto-Dominion Bank (b)	13	728
Thomson Reuters Corporation	1	101
TMX Group Limited	—	40
Topicus.com Inc (a) (d)	—	1
Toromont Industries Ltd.	1	35
Waste Connections, Inc.	2	193
Wheaton Precious Metals Corp.	3	134
WSP Canada Inc. (b)	1	76
Yamana Gold Inc.	6	34
		11,432
Switzerland 2.7%
ABB Ltd. - Class N	13	372
Adecco Group AG - Class N	1	80
Alcon AG (a)	4	234
Baloise Holding AG - Class N	—	64
Banque Cantonale Vaudoise - Class N	—	21
Barry Callebaut AG - Class N	—	58
Clariant AG - Class N	1	29
Coca-Cola HBC AG	2	53
Compagnie Financiere Richemont SA	4	341
Credit Suisse Group AG - Class N	18	233
EMS-Chemie Holding AG	—	58
Garmin Ltd.	1	120
Geberit AG - Class N	—	168
Givaudan SA - Class N	—	280
Glencore PLC (a)	72	231
Julius Bar Gruppe AG - Class N	2	90
Kühne + Nagel International AG	—	87
LafargeHolcim Ltd.	4	210
Lindt & Spruengli AG - Class N	—	100
Logitech International S.A. - Class N	1	101
Lonza Group AG	1	342
Nestle SA - Class N	20	2,411
Novartis AG - Class N	16	1,490
Partners Group Holding AG	—	163
Schindler Holding AG - Class N	—	40
SGS SA - Class N	—	133
Sika AG	1	268
Sonova Holding AG	—	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
STMicroelectronics NV	5	171
Straumann Holding AG - Class N	—	86
Swatch Group AG	—	54
Swatch Group AG - Class N	—	18
Swiss Life Holding AG - Class N	—	98
Swiss Prime Site AG - Class N	1	57
Swiss Re AG	2	190
Swisscom AG - Class N	—	102
TE Connectivity Ltd.	2	291
Temenos Group AG - Class N	—	69
UBS Group AG	27	380
Vifor Pharma Management AG	—	53
Zurich Insurance Group AG - Class N	1	451
		9,901
Germany 2.7%
Adidas AG - Class N (a)	1	491
Allianz SE	3	725
Aroundtown SA	7	51
BASF SE - Class N	7	517
Bayer AG - Class N	7	410
Bayerische Motoren Werke AG	2	215
Bechtle Aktiengesellschaft	—	35
Beiersdorf AG	1	81
Brenntag AG - Class N	1	87
Carl Zeiss Meditec AG	—	35
Continental AG	1	118
Covestro AG	1	76
Daimler AG - Class N	6	429
Delivery Hero SE (a)	1	152
Deutsche Bank Aktiengesellschaft - Class N (a)	14	154
Deutsche Boerse AG - Class N	1	231
Deutsche Lufthansa AG (a)	2	28
Deutsche Post AG - Class N	7	358
Deutsche Telekom AG - Class N	24	432
Dresdner Bank AG (a)	7	45
DW Property Invest GmbH	3	136
E.ON SE - Class N	16	177
Evonik Industries AG	1	47
Fresenius Medical Care AG & Co. KGaA	2	133
Fresenius SE & Co. KGaA	3	142
GEA Group AG	1	41
Hannover Rueck SE - Class N	—	70
HeidelbergCement AG	1	79
Hellofresh SE (a)	1	67
Henkel AG & Co. KGaA	1	76
Hochtief AG	—	17
Infineon Technologies AG - Class N	9	346
Kion Group AG	1	49
Knorr - Bremse Aktiengesellschaft	—	66
LANXESS Aktiengesellschaft	1	48
LEG Immobilien AG	—	70
Merck KGaA	1	165
MTU Aero Engines AG - Class N	—	95
Muenchener Rueckversicherungs AG - Class N	1	303
Nemetschek SE	—	27
Puma SE (a)	1	73
Rational AG	—	28
RWE AG	4	187
SAP SE	7	981
Scout24 Holding GmbH	1	56
Siemens AG - Class N	5	800
Siemens Energy AG (a)	3	103
Siemens Healthineers AG	2	97
Symrise AG	1	126
TeamViewer AG (a)	1	44
Telefonica Deutschland Holding AG	7	18
Uniper SE	2	54
United Internet AG - Class N	1	30
Volkswagen AG	—	51
Vonovia SE	4	268
Zalando SE (a)	1	127
		9,867
Australia 2.2%
Afterpay Limited (a)	1	123
AGL Energy Limited	5	43
Amcor Ltd. - CDI	5	59
AMP Ltd. (a)	26	32
Ampol Limited	2	42
APA Group	9	66
Aristocrat Leisure Limited	4	98
ASX Ltd.	1	80
Aurizon Holdings Limited	13	38
AusNet Services Holdings Pty Ltd	17	22
Australia & New Zealand Banking Group Ltd.	20	357
BHP Group PLC	15	396
BHP Group PLC	21	681
BlueScope Steel Ltd.	4	51
Brambles Limited	11	92
CIMIC Group Limited (a)	1	16
Coca-Cola Amatil Ltd.	3	32
Cochlear Ltd.	—	67
Coles Group Limited	10	139
Commonwealth Bank of Australia	13	797
Computershare Ltd.	4	42
Crown Resorts Limited	3	20
CSL Ltd.	3	706
DEXUS Funds Management Limited	8	58
Evolution Mining Limited	10	39
Fortescue Metals Group Ltd.	12	216
Goodman Funding Pty Ltd	12	172
GPT Group	13	46
Insurance Australia Group Ltd.	16	57
LendLease Corp. Ltd.	4	44
Macquarie Group Limited	2	263
Magellan Financial Group Ltd	1	40
Medibank Private Limited	22	50
Mirvac Group	30	61
National Australia Bank Ltd.	23	400
Newcrest Mining Ltd.	6	115
Northern Star Resources Ltd.	5	46
Oil Search Ltd.	14	41
Orica Ltd.	3	34
Origin Energy Ltd.	13	47
Qantas Airways Ltd. (a)	5	18
QBE Insurance Group Ltd.	11	70
Ramsay Health Care Ltd.	1	64
REA Group Ltd.	—	43
Rio Tinto Ltd.	3	230
Santos Ltd.	13	61
Scentre Group Limited	38	80
SEEK Limited	2	55
Sonic Health Care Ltd.	3	80
South32 Limited	35	67
Stockland	16	52
Suncorp Group Ltd.	9	64
Sydney Airport Corporation Limited (a)	8	42
Tabcorp Holdings Ltd.	16	48
Telstra Corp. Ltd.	31	71
TPG Telecom Limited (a)	3	19
Transurban Group	20	209
Treasury Wine Estates Limited	5	38
Vicinity Centres RE Ltd	26	33
Washington H Soul Pattinson & Co. Ltd. (b)	1	16
Wesfarmers Ltd.	8	319
Westpac Banking Corporation	26	383
Wisetech Global Limited	1	22
Woodside Petroleum Ltd.	7	121
Woolworths Group Ltd.	9	274
		8,207
Netherlands 1.7%
ABN AMRO Bank N.V. - DUTCHCERT	3	26
Adyen B.V. (a)	—	299
Aegon NV	13	50
Airbus SE (a)	4	457
Akzo Nobel N.V.	1	146
Altice N.V. - Class A (a)	4	29
argenx SE (a)	—	90
ASML Holding	3	1,480

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
CNH Industrial N.V. (a)	8	98
Fiat Chrysler Automobiles N.V. (a)	8	141
Heineken Holding N.V.	1	84
Heineken NV	2	210
ING Groep N.V.	28	261
JDE Peet's N.V. (a)	—	20
Just Eat Takeaway.Com N.V. (a)	1	100
Koninklijke Ahold Delhaize N.V.	8	222
Koninklijke DSM N.V.	1	211
Koninklijke KPN N.V.	26	78
Koninklijke Philips N.V.	7	350
Koninklijke Vopak N.V.	—	26
NN Group N.V.	2	89
NXP Semiconductors N.V.	2	320
Prosus N.V. (a)	3	378
Randstad NV	1	59
Royal Dutch Shell PLC - Class A	29	520
Royal Dutch Shell PLC - Class B	26	449
Unibail-Rodamco SE (b)	1	74
Wolters Kluwer NV - Class C	2	167
		6,434
Sweden 1.0%
Aktiebolaget Electrolux - Class B	2	42
Aktiebolaget Industrivarden - Class A (a)	1	21
Aktiebolaget Industrivarden - Class C (a)	1	38
Aktiebolaget SKF - Class B	3	76
Aktiebolaget Volvo - Class B (a)	10	241
Alfa Laval AB (a)	2	62
Assa Abloy AB - Class B	7	180
Atlas Copco Aktiebolag - Class A	5	243
Atlas Copco Aktiebolag - Class B	3	128
Autoliv, Inc. (a)	1	59
Boliden AB	2	68
Epiroc Aktiebolag - Class A	5	84
Epiroc Aktiebolag - Class B	3	46
EQT AB (e)	1	38
Essity Aktiebolag (publ)	4	141
Evolution Gaming Group AB (publ)	1	111
Fastighets Ab Balder - Class B (a)	1	31
Hennes & Mauritz AB - Class B (a)	6	122
Hexagon Aktiebolag - Class B	2	188
Husqvarna Aktiebolag - Class B	3	37
ICA Gruppen Aktiebolag	1	36
Investmentaktiebolaget Latour - Class B	1	23
Investor AB - Class B	3	235
Kinnevik AB - Class B (a)	2	86
L E Lundbergforetagen AB - Class B (a)	1	28
Lundin Petroleum AB	1	38
NIBE Industrier AB - Class B (b)	2	64
Sandvik AB (a)	8	198
Securitas AB - Class B	2	37
Skandinaviska Enskilda Banken AB - Class A (a)	12	121
Skanska AB - Class B	3	68
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	4	66
Svenska Handelsbanken AB - Class A	11	110
Swedbank AB - Class A	7	114
Swedish Match AB	1	94
Tele2 AB - Class B	3	44
Telefonaktiebolaget LM Ericsson - Class B	21	247
Telia Co. AB	17	72
		3,637
Hong Kong 1.0%
AIA Group Limited	86	1,056
ASM Pacific Technology Ltd.	2	32
Bank of East Asia Ltd.	11	24
Budweiser Brewing Company APAC Limited	13	42
CK Asset Holdings Limited	19	100
CK Hutchison Holdings Limited	19	133
CK Infrastructure Holdings Limited	5	27
CLP Holdings Ltd.	11	106
ESR Cayman Limited (a)	10	35
Galaxy Entertainment Group Ltd. (a)	16	124
Hang Lung Properties Ltd.	14	38
Hang Seng Bank Ltd.	5	91
Henderson Land Development Co. Ltd.	11	44
HK Electric Investments Limited	23	23
HKT Trust	28	36
Hong Kong & China Gas Co. Ltd.	75	112
Hong Kong Exchanges & Clearing Ltd.	9	471
Hongkong Land Holdings Ltd.	9	39
Jardine Matheson Holdings Ltd.	2	84
Jardine Strategic Holdings Ltd.	2	45
Link Real Estate Investment Trust	15	138
Melco Resorts & Entertainment Ltd. - ADR (a)	2	33
MTR Corp.	11	61
New World Development Company Limited	11	52
PCCW Ltd.	25	15
Power Assets Holdings Ltd.	11	60
Sands China Ltd.	18	80
Sino Land Co.	24	31
SJM Holdings Limited	18	20
Sun Hung Kai Properties Ltd.	9	123
Swire Pacific Ltd. - Class A	4	23
Swire Properties Limited	8	23
Techtronic Industries Company Limited	10	143
WH Group Limited	72	61
Wharf Real Estate Investment Company Limited	11	57
Xinyi Glass Holdings Limited	10	28
		3,610
Ireland 0.9%
Accenture Public Limited Company - Class A	5	1,179
CRH Plc	6	234
Flutter Entertainment Public Limited Company (a)	1	225
James Hardie Industries Public Limited Company - CDI	3	99
Kerry Group Plc	1	166
Kingspan Group Plc (a)	1	79
Medtronic Public Limited Company	10	1,125
Seagate Technology Public Limited Company	2	101
Smurfit Kappa Funding Designated Activity Company	2	75
		3,283
Denmark 0.8%
A P Moller - Maersk A/S - Class A	—	44
A P Moller - Maersk A/S - Class B	—	96
Ambu A/S - Class B	1	44
Carlsberg A/S - Class B	1	115
Chr. Hansen Holding A/S (a)	1	76
Coloplast A/S - Class B	1	128
Danske Bank A/S (a)	5	81
Demant A/S (a)	1	34
DSV Panalpina A/S	2	252
Genmab A/S (a)	—	189
GN Store Nord A/S	1	64
H Lundbeck A/S	1	21
Novo Nordisk A/S - Class B	12	847
Novozymes A/S - Class B	1	83
Orsted A/S	1	282
Pandora A/S	1	82
Rockwool International A/S - Class B	—	18
Tryg A/S	1	32
Vestas Wind Systems A/S	1	333
		2,821
Spain 0.7%
ACS, Actividades de Construccion y Servicios, S.A.	2	65
AENA, S.M.E., S.A. (a)	—	83
Amadeus IT Group SA	3	229
Banco Bilbao Vizcaya Argentaria, S.A.	47	234
Banco Santander, S.A.	125	389
CaixaBank, S.A.	25	63
Cellnex Telecom, S.A.	2	137
Enagas SA	2	37
Endesa SA	2	61
Ferrovial, S.A.	4	98
Grifols, S.A.	2	64
Iberdrola, Sociedad Anonima	43	611
Industria de Diseno Textil, S.A.	8	254
Naturgy Energy Group SA	2	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Red Electrica Corporacion, S.A.	3	65
Repsol SA	10	103
Siemens Gamesa Renewable Energy, S.A.	2	68
Telefonica SA	37	148
		2,761
Italy 0.6%
Amplifon S.p.A (a)	1	30
Assicurazioni Generali SpA	8	136
Atlantia SpA (a)	3	62
Davide Campari-Milano S.p.A.	4	46
DiaSorin S.p.A.	—	33
Enel SpA	58	589
ENI SpA	18	186
Exor Nederland N.V.	1	70
Ferrari N.V.	1	212
Finecobank Banca Fineco SPA (a)	5	75
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	18
Intesa Sanpaolo SpA	119	280
Mediobanca SpA (a)	4	38
Moncler S.p.A. (a)	1	90
Nexi S.p.A. (a)	2	47
Poste Italiane - Societa' Per Azioni	4	41
Prysmian S.p.A.	2	66
Recordati Industria Chimica E Farmaceutica S.p.A.	1	42
Snam Rete Gas SpA	15	84
Telecom Italia SpA	80	37
Terna – Rete Elettrica Nazionale S.p.A.	10	79
UniCredit S.p.A. (a)	15	143
		2,404
Finland 0.4%
Elisa Oyj	1	61
Fortum Oyj	3	78
Kesko Oyj - Class B	2	41
Kone Corporation	2	201
Neste Oyj	3	224
Nokia Oyj (a)	40	153
Nordea Bank ABP	23	192
Orion Oyj - Class B	1	35
Sampo Oyj - Class A	3	141
Stora Enso Oyj - Class R	4	77
UPM-Kymmene Oyj	4	141
Wartsila Oyj	4	36
		1,380
Singapore 0.3%
Ascendas REIT	23	52
CapitaLand Ltd.	20	50
CapitaMall Trust	31	50
City Developments Ltd.	4	22
DBS Group Holdings Ltd.	13	249
Genting Singapore Limited	41	26
Keppel Corporation Limited	11	46
Mapletree Commercial Trust Management Ltd. (f)	13	21
Mapletree Logistics Trust Management Ltd.	17	25
Oversea-Chinese Banking Corporation Limited (b)	24	179
Singapore Airlines Ltd. (a)	9	28
Singapore Exchange Ltd.	6	42
Singapore Technologies Engineering Ltd.	10	30
Singapore Telecommunications Limited	60	105
Suntec Real Estate Investment Trust	16	18
United Overseas Bank Ltd.	8	144
UOL Group Ltd.	3	17
Venture Corp. Ltd.	2	28
Wilmar International Limited	14	50
		1,182
Belgium 0.3%
ageas SA/NV	1	70
Anheuser-Busch InBev	5	380
Colruyt SA	—	22
Elia Group	—	23
Galapagos (a)	—	30
Groupe Bruxelles Lambert SA	1	79
KBC Groep NV	2	129
Proximus	1	21
Sofina	—	33
Solvay SA	1	61
UCB SA	1	91
Umicore	2	73
		1,012
Israel 0.2%
Azrieli Group Ltd.	—	25
Bank Hapoalim BM	8	57
Bank Leumi Le-Israel BM	10	58
Check Point Software Technologies Ltd (a)	1	109
CyberArk Software Ltd. (a)	—	39
Elbit Systems Ltd.	—	22
Israel Chemicals Ltd.	5	27
Israel Discount Bank Ltd.	8	30
Mizrahi Tefahot Bank Ltd.	1	21
Nice Ltd. (a)	—	126
Teva Pharmaceutical Industries Ltd - ADR (a)	8	81
Wix.Com Ltd. (a)	—	89
		684
Norway 0.2%
DNB Bank ASA	7	136
Equinor ASA	7	118
Gjensidige Forsikring ASA	1	31
Mowi ASA	3	72
Norsk Hydro ASA	9	42
Orkla ASA	6	56
Schibsted ASA - Class A (a)	—	19
Schibsted ASA - Class B (a)	1	23
Telenor ASA	5	88
Yara International ASA	1	50
		635
Argentina 0.1%
MercadoLibre S.R.L (a)	—	534
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	102
Everest Re Group, Ltd.	—	66
Marvell Technology Group Ltd	5	229
RenaissanceRe Holdings Ltd	—	61
		458
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	48
Auckland International Airport Limited (a)	9	49
Fisher & Paykel Healthcare Corp.	4	97
Mercury NZ Limited	4	21
Meridian Energy Limited	9	50
Ryman Healthcare Ltd.	3	32
Spark New Zealand Ltd.	14	46
Xero Limited (a)	1	83
		426
Luxembourg 0.1%
ArcelorMittal (a)	5	112
Eurofins Scientific SE	1	82
SES S.A. - DRC	3	26
Tenaris SA	3	28
		248
Austria 0.1%
Erste Group Bank AG	2	61
OMV AG	1	47
Raiffeisen Bank International AG (a)	1	27
Verbund AG	1	43
Voestalpine AG	1	26
		204
Portugal 0.0%
Energias de Portugal SA	20	124
Galp Energia, SGPS, S.A.	3	35
Jeronimo Martins, SGPS, S.A.	2	31
		190
China 0.0%
BOC Hong Kong Holdings Ltd.	28	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Chile 0.0%
Antofagasta PLC	3	55
Mexico 0.0%
Fresnillo PLC	1	17
Macau 0.0%
Wynn Macau, Limited (a)	10	17
United Arab Emirates 0.0%
NMC Health PLC (g)	1	—
Total Common Stocks (cost $265,843)		362,719
PREFERRED STOCKS 0.7%
Switzerland 0.5%
Lindt & Spruengli AG	—	68
Roche Holding AG	5	1,740
Schindler Holding AG	—	82
		1,890
Germany 0.2%
Bayerische Motoren Werke AG	—	24
Fuchs Petrolub SE	—	26
Henkel AG & Co. KGaA (h)	1	148
Porsche Automobil Holding SE (h)	1	77
Sartorius AG	—	111
Volkswagen AG (h)	1	247
		633
Italy 0.0%
Telecom Italia SpA	55	28
Total Preferred Stocks (cost $1,994)		2,551
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a)	10	3
Total Rights (cost $4)		3
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.02% (c) (i)	2,414	2,414
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (c) (i)	1,294	1,294
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (j) (k)	261	261
Total Short Term Investments (cost $3,969)		3,969
Total Investments 100.3% (cost $271,810)		369,242
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.3)%		(1,041)
Total Net Assets 100.0%		368,219

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $38 and 0.0% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Convertible security.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI World Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	354	—	54	8	(18)	(42)	240	0.1
Prudential Public Limited Company	401	—	37	6	(13)	(12)	339	0.1
	755	—	91	14	(31)	(54)	579	0.2

JNL/Mellon MSCI World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	23	21	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	8	March 2021	EUR	282	—	3
FTSE 100 Index	3	March 2021	GBP	194	(4)	(2)
S&P 500 Index	10	March 2021		1,842	12	32
S&P/ASX 200 Index	1	March 2021	AUD	164	(1)	—
S&P/TSX 60 Index	1	March 2021	CAD	208	(1)	(2)
TOPIX Index	2	March 2021	JPY	35,546	—	5
					6	36

JNL/Mellon MSCI World Index Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	03/17/21	AUD	124	96	4
CAD/USD	UBS	03/17/21	CAD	80	63	—
EUR/USD	BMO	03/17/21	EUR	219	268	2
EUR/USD	BOA	03/17/21	EUR	347	425	2
EUR/USD	CBA	03/17/21	EUR	106	129	(1)
EUR/USD	RBC	03/17/21	EUR	36	44	—
GBP/USD	BMO	03/17/21	GBP	185	253	6
GBP/USD	BOA	03/17/21	GBP	65	89	2
JPY/USD	BOA	03/17/21	JPY	57,273	555	2
USD/EUR	BMO	03/17/21	EUR	(35)	(43)	—
USD/EUR	CBA	03/17/21	EUR	(35)	(43)	—
USD/EUR	RBC	03/17/21	EUR	(105)	(129)	—
USD/EUR	SCB	03/17/21	EUR	(36)	(43)	—
USD/EUR	SGA	03/17/21	EUR	(140)	(171)	(1)
USD/EUR	SGA	03/17/21	EUR	(70)	(86)	—
USD/GBP	SGA	03/17/21	GBP	(66)	(90)	(2)
USD/JPY	RBC	03/17/21	JPY	(17,805)	(173)	(2)
USD/JPY	RBC	03/17/21	JPY	(17,840)	(173)	—
					971	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 98.7%
Information Technology 47.5%
Adobe Inc. (a)	227	113,364
Advanced Micro Devices, Inc. (a)	568	52,108
Analog Devices, Inc.	175	25,793
ANSYS, Inc. (a)	41	14,766
Apple Inc. (a)	5,288	701,620
Applied Materials, Inc.	432	37,243
ASML Holding - ADR	36	17,452
Atlassian Corporation PLC - Class A (a)	62	14,470
Autodesk, Inc. (a)	104	31,638
Automatic Data Processing, Inc.	203	35,699
Broadcom Inc.	191	83,679
Cadence Design Systems Inc. (a)	132	17,984
CDW Corp.	68	8,905
Check Point Software Technologies Ltd (a)	66	8,806
Cisco Systems, Inc.	1,997	89,348
Cognizant Technology Solutions Corp. - Class A	253	20,707
DocuSign, Inc. (a)	87	19,451
Fiserv, Inc. (a)	317	36,071
Intel Corporation	1,937	96,504
Intuit Inc.	124	47,153
KLA-Tencor Corp.	73	18,895
Lam Research Corp.	68	32,137
Marvell Technology Group Ltd	314	14,915
Maxim Integrated Products, Inc. (a)	126	11,199
Microchip Technology Incorporated	123	16,985
Micron Technology, Inc. (a)	526	39,541
Microsoft Corporation	2,352	523,124
NetEase, Inc. - ADR	158	15,178
NVIDIA Corporation	292	152,732
NXP Semiconductors N.V.	132	21,014
Okta, Inc. - Class A (a)	56	14,279
Paychex Inc.	170	15,827
Paypal Holdings, Inc. (a)	554	129,664
Qualcomm Incorporated	534	81,411
Skyworks Solutions, Inc.	78	12,001
Splunk Inc. (a)	76	12,877
Synopsys Inc. (a)	72	18,591
Texas Instruments Incorporated	434	71,189
VeriSign, Inc. (a)	54	11,667
Workday, Inc. - Class A (a)	85	20,375
Xilinx, Inc.	116	16,417
Zoom Video Communications, Inc. - Class A (a)	92	31,024
		2,753,803
Communication Services 18.7%
Activision Blizzard, Inc.	365	33,908
Alphabet Inc. - Class A (a)	94	164,300
Alphabet Inc. - Class C (a)	103	180,135
Baidu, Inc. - Class A - ADR (a)	130	28,220
Booking Holdings Inc. (a)	19	43,098
Charter Communications, Inc. - Class A (a)	94	62,495
Comcast Corporation - Class A	2,157	113,048
Electronic Arts Inc.	137	19,666
Facebook, Inc. - Class A (a)	749	204,615
Fox Corporation - Class A	159	4,642
Fox Corporation - Class B	122	3,518
Match Group Holdings II, LLC (a)	125	18,826
Netflix, Inc. (a)	209	112,878
Sirius XM Holdings Inc. (b)	2,009	12,796
T-Mobile USA, Inc. (a)	586	79,085
		1,081,230
Consumer Discretionary 18.3%
Amazon.com, Inc. (a)	156	508,377
Dollar Tree Inc. (a)	111	12,005
eBay Inc.	326	16,369
JD.com, Inc. - Class A - ADR (a)	412	36,209
Lululemon Athletica Inc. (a)	59	20,539
Marriott International, Inc. - Class A (a)	153	20,215
MercadoLibre S.R.L (a)	24	39,398
O'Reilly Automotive, Inc. (a)	34	15,494
Peloton Interactive, Inc. - Class A (a)	120	18,148
Pinduoduo Inc. - ADR (a)	141	25,042
Ross Stores Inc. (a)	168	20,658
Starbucks Corporation	555	59,329
Tesla Inc. (a)	365	257,870
Trip.com Group Limited - ADR (a)	247	8,333
		1,057,986
Health Care 6.3%
Alexion Pharmaceuticals, Inc. (a)	103	16,156
Align Technology, Inc. (a)	37	19,911
Amgen Inc.	275	63,251
Biogen Inc. (a)	73	17,805
Cerner Corp.	145	11,372
DexCom Inc. (a)	45	16,772
Gilead Sciences, Inc.	592	34,505
IDEXX Laboratories, Inc. (a)	40	20,143
Illumina, Inc. (a)	69	25,527
Incyte Corporation (a)	103	9,003
Intuitive Surgical, Inc. (a)	56	45,436
Moderna, Inc. (a)	187	19,533
Regeneron Pharmaceuticals, Inc. (a)	50	23,937
Seagen Inc. (a)	85	14,916
Vertex Pharmaceuticals Incorporated (a)	123	29,041
		367,308
Consumer Staples 5.1%
Costco Wholesale Corporation	208	78,555
Keurig Dr Pepper Inc.	665	21,277
Kraft Heinz Foods Company	578	20,021
Mondelez International, Inc. - Class A	676	39,508
Monster Beverage 1990 Corporation (a)	249	23,070
PepsiCo, Inc.	653	96,841
Walgreens Boots Alliance, Inc.	409	16,316
		295,588
Industrials 1.9%
Cintas Corp.	49	17,468
Copart Inc. (a)	112	14,194
CSX Corp.	361	32,795
Fastenal Co.	271	13,242
PACCAR Inc.	164	14,121
Verisk Analytics, Inc.	77	15,948
		107,768
Utilities 0.9%
American Electric Power Company, Inc.	232	19,350
Exelon Corporation	461	19,463
Xcel Energy Inc.	248	16,549
		55,362
Total Common Stocks (cost $3,104,483)		5,719,045
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.02% (c) (d)	71,260	71,260
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	12,598	12,598
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	5,312	5,311
Total Short Term Investments (cost $89,169)		89,169
Total Investments 100.2% (cost $3,193,652)		5,808,214
Other Derivative Instruments 0.0%		270
Other Assets and Liabilities, Net (0.2)%		(14,420)
Total Net Assets 100.0%		5,794,064

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	305	March 2021	76,193	270	2,408

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.1%
Real Estate 99.1%
Acadia Realty Trust (a)	8	120
Agree Realty Corporation	5	339
Alexander & Baldwin, LLC	7	116
Alexander's, Inc.	—	62
Alexandria Real Estate Equities, Inc.	12	2,157
American Assets Trust, Inc.	5	144
American Campus Communities, Inc.	13	564
American Finance Trust, Inc. - Class A	11	79
American Homes 4 Rent - Class A	27	815
American Tower Corporation	42	9,547
Americold Realty Trust	20	732
Apartment Income REIT Corp. (a)	14	548
Apartment Investment and Management Company - Class A	14	75
Apple Hospitality REIT, Inc. (a)	21	265
Armada Hoffler Properties, Inc.	6	65
AvalonBay Communities, Inc.	13	2,167
Boston Properties Inc.	14	1,335
Brandywine Realty Trust	17	197
Brixmor Property Group Inc.	29	473
Camden Property Trust	9	936
Caretrust REIT, Inc.	9	198
Catchmark Timber Trust, Inc. - Class A	4	42
CBRE Group, Inc. - Class A (a)	32	2,019
Centerspace	1	88
Chatham Lodging Trust (a)	4	45
City Office REIT, Inc.	4	40
Colony Capital, Inc. - Class A (a)	46	221
Columbia Property Trust Inc.	11	152
Community Healthcare Trust Incorporated	2	96
CoreSite Realty Corporation	4	507
Corporate Office Properties Trust	11	282
Cousins Properties Incorporated	14	474
Crown Castle International Corp.	41	6,584
CubeSmart	18	619
Cushman & Wakefield PLC (a) (b)	11	159
Cyrusone LLC	11	822
DiamondRock Hospitality Co. (a)	19	160
Digital Realty Trust Inc.	26	3,600
Diversified Healthcare Trust	22	89
Douglas Emmett, Inc.	17	487
Duke Realty Corp.	35	1,415
Dwight A. Walker Real Estate, Inc. - Class A	2	58
Easterly Government Properties, Inc.	8	174
EastGroup Properties Inc.	4	517
Empire State Realty Trust Inc. - Class A	14	131
EPR Properties (a)	7	227
Equinix, Inc.	8	6,066
Equity Commonwealth (a)	12	321
Equity Lifestyle Properties, Inc.	17	1,054
Equity Residential	36	2,118
Essential Properties Realty Trust, Inc.	9	192
Essex Property Trust Inc.	6	1,479
eXp World Holdings, Inc. (a)	3	167
Extra Space Storage Inc.	12	1,429
Federal Realty Investment Trust	7	581
First Industrial Realty Trust, Inc.	12	517
Five Point Holdings, LLC - Class A (a)	5	28
Florida Rock Properties, Inc. (a)	1	27
Forestar Group Inc. (a)	2	33
Four Corners Property Trust, Inc.	7	196
Franklin Street Properties Corp.	10	43
Front Yard Residential Corporation	5	81
Gaming and Leisure Properties, Inc.	20	863
Getty Realty Corp.	3	95
Gladstone Commercial Corp.	3	60
Global Healthcare REIT, Inc.	4	55
Global Net Lease Inc.	9	150
Healthcare Realty Trust Inc.	13	384
Healthcare Trust of America, Inc. - Class A	21	572
Healthpeak Properties, Inc.	52	1,563
Highwoods Properties Inc.	10	396
Host Hotels & Resorts, Inc.	68	992
Hudson Pacific Properties Inc.	15	356
Independence Realty Trust, Inc.	9	117
Industrial Logistics Properties Trust	6	146
Innovative Industrial Properties, Inc.	2	379
Invitation Homes Inc.	54	1,599
Iron Mountain Incorporated (b)	28	817
iStar Inc.	7	104
JBG Smith Properties	12	364
Jones Lang LaSalle Incorporated (a)	5	739
Kennedy-Wilson Holdings Inc. (b)	13	224
Kilroy Realty Corporation	10	566
Kimco Realty Corporation	41	617
Kite Realty Naperville, LLC	8	116
Lamar Advertising Co. - Class A	8	692
Lexington Realty Trust	27	285
Life Storage Inc.	4	533
LTC Properties Inc.	4	146
Macerich Co. (b)	11	117
Mack-Cali Realty Corporation (a)	9	110
Marcus & Millichap Inc. (a)	2	81
Medical Properties Trust, Inc.	51	1,107
MGM Growth Properties LLC - Class A	13	397
Mid-America Apartment Communities, Inc.	11	1,384
Monmouth Real Estate Investment Corp. - Class A	9	150
National Health Investors, Inc.	4	294
National Retail Properties, Inc.	17	684
National Storage Affiliates Trust	7	240
Newmark Group, Inc. - Class A	15	108
NexPoint Residential Trust, Inc.	2	77
Office Properties Income Trust	4	102
Omega Healthcare Investors, Inc.	22	793
One Liberty Properties Inc.	2	36
OUTFRONT Media Inc. (a)	14	274
Paramount Group, Inc.	17	155
Park Hotels & Resorts Inc. (a)	23	388
Pebblebrook Hotel Trust (b)	12	231
Physicians Realty Trust	20	353
Piedmont Office Realty Trust Inc. - Class A	12	194
PotlatchDeltic Corp.	6	322
ProLogis Inc.	71	7,060
PS Business Parks, Inc.	2	257
Public Storage	15	3,485
QTS Realty Trust, Inc. - Class A	6	365
Rayonier Inc.	13	387
Realogy Holdings Corp. (a) (b)	11	148
Realty Income Corporation	33	2,059
Redfin Corporation (a)	9	622
Regency Centers Corp.	16	744
Retail Opportunity Investments Corp. (a)	11	151
Retail Properties of America, Inc. - Class A	21	178
Rexford Industrial Realty, Inc.	12	578
RLJ III-EM Columbus Lessee, LLC	16	224
RPT Realty (a)	7	65
Ryman Hospitality Properties, Inc. (a)	5	342
Sabra Health Care REIT, Inc.	20	344
Safehold Inc.	1	92
Saul Centers Inc.	1	44
SBA Communications Corporation	11	3,030
Seritage Growth Properties - Class A (a) (b)	3	47
Service Properties Trust	16	183
Simon Property Group, Inc.	31	2,661
SITE Centers Corp.	15	150
SL Green Realty Corp.	7	421
Spirit Realty Capital, Inc.	10	398
St. Joe Co.	3	128
STAG Industrial, Inc.	14	445
STORE Capital Corp.	23	787
Summit Hotel Properties Inc. (a)	10	87
Sun Communities Inc.	9	1,426
Sunstone Hotel Investors Inc. (a)	21	236
Tanger Factory Outlet Centers Inc. (a) (b)	9	89
Tejon Ranch Co. (a)	2	32
Terreno Realty Corporation	6	381

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
The GEO Group, Inc. (b)	11	101
The Howard Hughes Corporation (a)	4	314
The Rmr Group Inc. - Class A	1	52
UDR, Inc.	28	1,090
UMH Properties Inc.	4	57
Uniti Group Inc.	17	205
Universal Health Realty Income Trust	1	78
Urban Edge Properties	11	147
Urstadt Biddle Properties Inc. - Class A	3	37
Ventas, Inc.	36	1,757
VEREIT, Inc.	21	784
VICI Properties Inc.	51	1,300
Vornado Realty Trust	15	577
W.P. Carey Inc.	17	1,172
Washington REIT	8	173
Weingarten Realty Investors	12	252
Welltower Inc.	40	2,588
Weyerhaeuser Company	72	2,401
Xenia Hotels & Resorts Inc. (a)	11	167
Total Common Stocks (cost $123,061)		115,699
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	784	784
Investment Companies 0.2%
JNL Government Money Market Fund, 0.02% (c) (d)	315	315
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	91	91
Total Short Term Investments (cost $1,190)		1,190
Total Investments 100.1% (cost $124,251)		116,889
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net (0.1)%		(79)
Total Net Assets 100.0%		116,820

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	22	March 2021	968	10	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 99.3%
Industrials 17.6%
Acuity Brands, Inc.	62	7,457
AECOM (a)	252	12,533
AGCO Corporation	103	10,575
ASGN Incorporated (a)	88	7,313
Avis Budget Group, Inc. (a)	88	3,272
Axone Intelligence Inc. (a)	106	13,008
Brink's Co.	84	6,059
Builders FirstSource, Inc. (a)	337	13,751
Carlisle Cos. Inc.	89	13,893
Clean Harbors Inc. (a)	86	6,555
Colfax Corp. (a)	167	6,381
CoreLogic, Inc.	130	10,024
Crane Co.	83	6,440
Curtiss-Wright Corp.	69	8,032
Donaldson Co. Inc.	211	11,781
Dycom Industries, Inc. (a)	53	3,984
EMCOR Group, Inc.	92	8,381
EnerSys	72	5,943
Fluor Corp. (a)	208	3,322
FTI Consulting Inc. (a)	61	6,782
GATX Corporation	59	4,917
Generac Holdings Inc. (a)	105	23,771
Graco Inc.	277	20,074
Healthcare Services Group Inc.	127	3,563
Herman Miller Inc.	99	3,334
Hexcel Corp. (a)	139	6,720
HNI Corp.	73	2,518
Hubbell Inc.	91	14,225
IAA Spinco Inc. (a)	224	14,558
Insperity, Inc.	60	4,890
ITT Industries Holdings, Inc.	144	11,121
JetBlue Airways Corporation (a)	523	7,602
KAR Auction Services, Inc. (a)	216	4,029
Kennametal Inc.	138	4,998
Kirby Corp. (a)	100	5,203
Knight-Swift Transportation Holdings Inc. - Class A	209	8,757
Landstar System Inc.	64	8,584
Lennox International Inc.	58	15,868
Lincoln Electric Holdings Inc.	99	11,474
ManpowerGroup Inc.	97	8,744
MasTec Inc. (a)	93	6,344
Mercury Systems Inc. (a)	94	8,262
Middleby Corp. (a)	92	11,923
MSA Safety Inc.	61	9,064
MSC Industrial Direct Co. - Class A	77	6,472
Nordson Corp.	90	18,048
Nvent Electric Public Limited Company	282	6,566
Oshkosh Corp.	113	9,740
Owens Corning Inc.	181	13,686
Regal-Beloit Corp.	68	8,318
Ryder System, Inc.	91	5,594
Simpson Manufacturing Co. Inc.	72	6,739
Stericycle Inc. (a)	153	10,600
SunRun Inc. (a)	257	17,864
Terex Corp. (a)	116	4,046
Tetra Tech, Inc.	90	10,369
Timken Co.	113	8,728
Toro Co.	179	16,931
Trex Company, Inc. (a)	193	16,121
Trinity Industries Inc.	147	3,882
Univar Solutions Inc. (a)	280	5,323
Valmont Industries Inc.	36	6,225
Watsco Inc.	55	12,363
Werner Enterprises Inc.	98	3,845
Woodward Governor Co.	96	11,721
XPO Logistics, Inc. (a)	152	18,116
		607,326
Information Technology 17.2%
ACI Worldwide, Inc. (a)	194	7,456
ADS Alliance Data Systems, Inc.	80	5,945
Arrow Electronics, Inc. (a)	126	12,253
Avnet, Inc.	164	5,771
Belden Inc.	74	3,100
Blackbaud, Inc. (a)	84	4,829
CACI International Inc. - Class A (a)	42	10,398
CDK Global, Inc.	202	10,468
Ceridian HCM Holding Inc. (a)	216	23,027
Ciena Corp. (a)	257	13,575
Cirrus Logic Inc. (a)	97	7,967
CMC Materials Inc.	49	7,388
Cognex Corp.	291	23,332
Coherent Inc. (a)	40	6,030
CommVault Systems Inc. (a)	78	4,304
Concentrix Solutions Corporation (a)	68	6,746
Cree, Inc. (a)	182	19,327
Enphase Energy, Inc. (a)	210	36,820
Fair Isaac Corporation (a)	48	24,674
First Solar, Inc. (a)	142	14,024
II-VI Incorporated (a)	172	13,092
InterDigital Communications, Inc.	51	3,083
J2 Cloud Services, LLC (a)	72	6,987
Jabil Inc.	225	9,573
KBR, Inc.	236	7,305
Littelfuse Inc.	40	10,300
Liveramp, Inc. (a)	109	8,004
Lumentum Holdings Inc. (a)	125	11,849
Manhattan Associates Inc. (a)	106	11,167
MAXIMUS Inc.	102	7,486
MKS Instruments, Inc.	92	13,793
Monolithic Power Systems Inc.	70	25,738
National Instruments Corp.	221	9,700
NCR Corporation (a)	214	8,041
NetScout Systems, Inc. (a)	120	3,302
Paylocity Holding Corporation (a)	62	12,785
Perspecta Inc.	229	5,503
PTC Inc. (a)	174	20,805
Qualys, Inc. (a)	57	6,930
Sabre Corporation (a)	523	6,283
SailPoint Technologies Holdings, Inc. (a)	152	8,119
Science Applications International Corp.	97	9,145
Semtech Corp. (a)	109	7,837
Silicon Laboratories Inc. (a)	73	9,263
SolarEdge Technologies Ltd. (a)	85	27,183
Synaptics Incorporated (a)	57	5,515
SYNNEX Corporation (a)	68	5,560
Teradata Corporation (a)	180	4,051
Trimble Inc. (a)	417	27,818
Universal Display Corporation	72	16,484
ViaSat, Inc. (a) (b)	108	3,515
Vishay Intertechnology Inc.	219	4,541
Wex, Inc. (a)	73	14,926
		593,117
Financials 15.0%
Affiliated Managers Group, Inc.	76	7,693
Alleghany Corporation (a)	24	14,370
American Financial Group, Inc.	117	10,273
Associated Banc-Corp	254	4,334
BancorpSouth Bank	160	4,394
Bank of Hawaii Corporation	67	5,106
Bank OZK	202	6,328
Brighthouse Financial, Inc. (a)	149	5,405
Brown & Brown Inc.	391	18,519
Cathay General Bancorp	124	3,981
CIT Group Inc.	163	5,861
CNO Financial Group, Inc.	237	5,269
Commerce Bancshares Inc.	175	11,510
Cullen/Frost Bankers Inc.	94	8,164
East West Bancorp, Inc.	236	11,990
Eaton Vance Corp.	190	12,895
Essent Group Ltd.	187	8,064
Evercore Inc. - Class A	68	7,453
FactSet Research Systems Inc.	63	21,029
Federated Investors, Inc. - Class B	161	4,644
First American Financial Corporation	187	9,665

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
First Financial Bankshares, Inc.	236	8,532
First Horizon National Corporation	925	11,802
FirstCash, Inc.	69	4,806
FNB Corp.	538	5,107
Fulton Financial Corp.	271	3,451
Genworth Financial, Inc. - Class A (a)	840	3,175
Glacier Bancorp, Inc.	160	7,358
Hancock Whitney Co.	146	4,951
Hanover Insurance Group Inc.	63	7,319
Home BancShares, Inc.	254	4,951
Interactive Brokers Group, Inc. - Class A	133	8,073
International Bancshares Corporation	92	3,450
Janus Henderson Group PLC	250	8,138
Jefferies Financial Group Inc.	345	8,496
Kemper Corp.	102	7,873
Kinsale Capital Group, Inc.	35	6,930
LendingTree, Inc. (a) (b)	18	4,891
Mercury General Corp.	45	2,352
MGIC Investment Corp.	560	7,028
Navient Corporation	322	3,163
New York Community Bancorp Inc. - Series A	774	8,167
Old Republic International Corp.	470	9,256
PacWest Bancorp	195	4,952
Pinnacle Financial Partners, Inc.	126	8,146
Primerica, Inc.	66	8,895
PROG Holdings, Inc. (a)	113	6,063
Prosperity Bancshares Inc.	155	10,737
Reinsurance Group of America, Incorporated	113	13,095
RenaissanceRe Holdings Ltd	85	14,035
RLI Corp.	66	6,911
SEI Investments Co.	202	11,617
Selective Insurance Group Inc.	99	6,645
Signature Bank	90	12,109
SLM Corporation	623	7,717
Sterling Bancorp	324	5,820
Stifel Financial Corp.	172	8,704
Synovus Financial Corp.	246	7,958
TCF Financial Corporation	254	9,410
Texas Capital Bancshares, Inc. (a)	85	5,057
Trustmark Corp.	105	2,865
UMB Financial Corp.	73	5,038
Umpqua Holdings Corp.	366	5,548
United Bankshares Inc.	215	6,974
Valley National Bancorp	670	6,530
Washington Federal Inc.	125	3,224
Webster Financial Corp.	152	6,401
Wintrust Financial Corporation	96	5,888
		516,555
Consumer Discretionary 14.1%
Adient Public Limited Company (a)	158	5,478
Adtalem Global Education Inc. (a)	85	2,900
American Eagle Outfitters, Inc. (b)	248	4,968
AutoNation, Inc. (a)	97	6,764
Boyd Gaming Corporation (a)	133	5,728
Brunswick Corp.	132	10,084
Caesars Entertainment, Inc. (a)	346	25,708
Carter's Inc. (a)	73	6,842
Choice Hotels International Inc. (a)	48	5,111
Churchill Downs Inc.	59	11,492
Columbia Sportswear Co. (a)	51	4,498
Cracker Barrel Old Country Store, Inc. (a)	39	5,205
Dana Holding Corp. (a)	241	4,699
Deckers Outdoor Corp. (a)	47	13,365
Dick's Sporting Goods Inc.	109	6,102
Five Below, Inc. (a)	93	16,255
Foot Locker, Inc.	174	7,028
Fox Factory Holding Corp. (a)	69	7,267
Gentex Corp.	409	13,869
Graham Holdings Co. - Class B	7	3,649
Grand Canyon Education, Inc. (a)	79	7,340
Grubhub Holdings Inc. (a)	153	11,391
H & R Block, Inc.	306	4,858
Harley-Davidson, Inc.	255	9,344
Helen of Troy Ltd (a)	42	9,440
Jack in the Box Inc.	38	3,508
KB Home	147	4,911
Kohl's Corporation (a)	262	10,668
Lear Corporation	91	14,509
Lithia Motors Inc. - Class A	43	12,717
Marriott Vacations Worldwide Corporation (a)	68	9,359
Mattel, Inc. (a)	579	10,109
Murphy USA Inc.	45	5,953
Nordstrom Inc. (a) (b)	180	5,608
Ollie's Bargain Outlet Holdings Inc. (a)	96	7,815
Papa John's International Inc.	55	4,682
Penn National Gaming Inc. (a)	245	21,201
Polaris Industries Inc.	96	9,125
RH (a)	26	11,480
Scientific Games Corporation (a)	93	3,842
Service Corp. International	288	14,138
Six Flags Operations Inc.	125	4,270
Skechers U.S.A. Inc. - Class A (a)	226	8,133
Strategic Education, Inc.	41	3,861
Taylor Morrison Home II Corporation - Class A (a)	216	5,538
Tempur Sealy International, Inc. (a)	322	8,689
Texas Roadhouse Inc. - Class A (a)	108	8,468
The Goodyear Tire & Rubber Company (a)	389	4,246
The Wendy's Company	300	6,578
Thor Industries Inc.	93	8,625
Toll Brothers Inc.	193	8,378
TopBuild Corp. (a)	56	10,225
TRI Pointe Homes, Inc. (a)	216	3,729
Urban Outfitters Inc. (a)	117	2,984
Visteon Corporation (a)	46	5,817
Williams-Sonoma Inc.	128	12,994
Wingstop Inc.	49	6,507
WW International, Inc. (a)	80	1,962
Wyndham Destinations, Inc.	143	6,437
Wyndham Hotels & Resorts, Inc.	156	9,247
		485,698
Health Care 11.0%
Acadia Healthcare Company, Inc. (a)	149	7,491
Amedisys, Inc. (a)	54	15,841
Arrowhead Pharmaceuticals Inc (a)	170	13,051
Avanos Medical, Inc. (a)	80	3,674
Bio-Techne Corporation	64	20,374
Cantel Medical Corp. (a)	62	4,897
Charles River Laboratories International Inc. (a)	83	20,659
Chemed Corporation	27	14,179
Emergent BioSolutions Inc. (a)	75	6,717
Encompass Health Corporation	166	13,753
Exelixis, Inc. (a)	513	10,305
Globus Medical Inc. - Class A (a)	126	8,237
Haemonetics Corp. (a)	84	10,004
Halozyme Therapeutics, Inc. (a)	214	9,125
HealthEquity, Inc. (a)	129	8,988
Hill-Rom Holdings Inc.	111	10,845
ICU Medical, Inc. (a)	32	6,960
Integra LifeSciences Holdings Corp. (a)	119	7,706
Jazz Pharmaceuticals Public Limited Company (a)	92	15,223
LHC Group, Inc. (a)	52	11,199
Ligand Pharmaceuticals Incorporated (a) (b)	28	2,740
LivaNova PLC (a)	82	5,447
Masimo Corp. (a)	84	22,585
Medpace Holdings, Inc. (a)	46	6,349
Molina Healthcare, Inc. (a)	99	20,991
Nektar Therapeutics (a) (b)	298	5,059
Neogen Corp. (a)	88	6,978
NuVasive Inc. (a)	85	4,792
Patterson Cos. Inc.	145	4,289
Penumbra, Inc. (a) (b)	56	9,767
PRA Health Sciences, Inc. (a)	106	13,340
Prestige Consumer Healthcare Inc. (a)	84	2,928
Quidel Corporation (a)	63	11,404
Repligen Corporation (a)	84	16,040
Syneos Health, Inc. - Class A (a)	125	8,520
Tenet Healthcare Corporation (a)	175	7,007

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
United Therapeutics Corporation (a)	74	11,203
		378,667
Real Estate 8.9%
American Campus Communities, Inc.	231	9,881
Apartment Income REIT Corp. (a)	239	9,176
Brixmor Property Group Inc.	492	8,146
Camden Property Trust	162	16,190
CoreSite Realty Corporation	71	8,849
Corporate Office Properties Trust	189	4,919
Cousins Properties Incorporated	247	8,265
Cyrusone LLC	200	14,650
Douglas Emmett, Inc.	275	8,032
EastGroup Properties Inc.	65	9,019
EPR Properties (a)	124	4,032
First Industrial Realty Trust, Inc.	211	8,901
Healthcare Realty Trust Inc.	228	6,751
Highwoods Properties Inc.	174	6,902
Hudson Pacific Properties Inc.	257	6,176
JBG Smith Properties	187	5,854
Jones Lang LaSalle Incorporated (a)	86	12,775
Kilroy Realty Corporation	175	10,055
Lamar Advertising Co. - Class A	144	11,951
Life Storage Inc.	81	9,647
Macerich Co. (b)	189	2,013
Medical Properties Trust, Inc.	892	19,432
National Retail Properties, Inc.	288	11,805
Omega Healthcare Investors, Inc.	380	13,789
Park Hotels & Resorts Inc. (a)	396	6,790
Pebblebrook Hotel Trust (b)	219	4,115
Physicians Realty Trust	349	6,206
PotlatchDeltic Corp.	112	5,594
PS Business Parks, Inc.	33	4,411
Rayonier Inc.	227	6,655
Rexford Industrial Realty, Inc.	217	10,653
Sabra Health Care REIT, Inc.	341	5,920
Service Properties Trust	274	3,150
Spirit Realty Capital, Inc.	189	7,612
STORE Capital Corp.	393	13,350
Urban Edge Properties	186	2,406
Weingarten Realty Investors	199	4,318
		308,390
Materials 5.6%
AptarGroup, Inc.	107	14,679
Ashland Global Holdings Inc.	90	7,151
Avient Corporation	152	6,133
Cabot Corp.	93	4,189
Commercial Metals Co.	198	4,062
Compass Minerals International, Inc.	57	3,533
Domtar Corp. (a)	94	2,975
Eagle Materials Inc. (a)	69	7,022
Greif Inc. - Class A	44	2,051
Ingevity Corporation (a)	69	5,249
Louisiana-Pacific Corp.	182	6,776
Minerals Technologies Inc.	57	3,514
NewMarket Corp.	12	4,869
O-I Glass, Inc. (a)	260	3,098
Olin Corporation	236	5,806
Reliance Steel & Aluminum Co.	107	12,768
Royal Gold Inc.	110	11,665
RPM International Inc.	216	19,636
Scotts Miracle-Gro Co.	68	13,481
Sensient Technologies Corporation	70	5,200
Silgan Holdings Inc.	133	4,940
Sonoco Products Co.	167	9,883
Steel Dynamics Inc.	332	12,253
The Chemours Company	274	6,790
United States Steel Corporation	368	6,171
Valvoline, Inc.	309	7,141
Worthington Industries Inc.	61	3,152
		194,187
Consumer Staples 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	229	8,540
Boston Beer Co. Inc. - Class A (a)	15	15,154
Casey's General Stores Inc.	61	10,957
Coty Inc. - Class A (a)	469	3,291
Darling Ingredients Inc. (a)	269	15,539
Edgewell Personal Care Colombia S A S	90	3,111
Energizer Holdings, Inc.	96	4,062
Flowers Foods Inc.	330	7,467
Grocery Outlet Holding Corp. (a)	142	5,591
Hain Celestial Group Inc. (a)	138	5,557
Ingredion Inc.	111	8,753
Lancaster Colony Corp.	33	6,013
Nu Skin Enterprises, Inc. - Class A	85	4,664
Pilgrim's Pride Corporation (a)	81	1,593
Post Holdings, Inc. (a)	102	10,316
Sanderson Farms Inc.	33	4,373
Sprouts Farmers Market, Inc. (a)	196	3,937
Tootsie Roll Industries Inc. (b)	28	829
Treehouse Foods, Inc. (a)	94	3,984
		123,731
Utilities 3.4%
ALLETE, Inc.	87	5,374
Black Hills Corporation	104	6,394
Essential Utilities, Inc.	371	17,556
Hawaiian Electric Industries Inc.	181	6,410
IDACORP Inc.	84	8,045
MDU Resources Group Inc.	335	8,818
National Fuel Gas Company	152	6,267
New Jersey Resources Corp.	161	5,740
NorthWestern Corp.	84	4,905
OGE Energy Corp.	333	10,599
One Gas, Inc.	88	6,741
PNM Resources, Inc.	133	6,444
Southwest Gas Corp.	94	5,730
Spire, Inc.	87	5,551
UGI Corp.	346	12,109
		116,683
Communication Services 1.7%
Cable One, Inc.	9	20,087
Cinemark Holdings, Inc. (a) (b)	176	3,073
John Wiley & Sons Inc. - Class A	72	3,287
New York Times Co. - Class A	241	12,492
TEGNA Inc.	366	5,110
Telephone & Data Systems Inc.	165	3,067
TripAdvisor Inc. (a)	161	4,634
World Wrestling Entertainment, Inc. - Class A (b)	77	3,704
Yelp Inc. (a)	114	3,731
		59,185
Energy 1.2%
Antero Midstream Corporation	473	3,650
ChampionX Corporation (a)	310	4,747
Cimarex Energy Co.	171	6,410
CNX Resources Corporation (a)	377	4,074
EQT Corporation (a)	461	5,865
Equitrans Midstream Corp.	685	5,505
Murphy Oil Corporation (b)	239	2,897
World Fuel Services Corp.	105	3,265
WPX Energy, Inc. - Class A (a)	675	5,503
		41,916
Total Common Stocks (cost $2,621,120)		3,425,455
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.02% (c) (d)	24,201	24,201
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	21,775	21,775
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	1,910	1,910
Total Short Term Investments (cost $47,886)		47,886
Total Investments 100.7% (cost $2,669,006)		3,473,341
Other Derivative Instruments 0.0%		51
Other Assets and Liabilities, Net (0.7)%		(25,757)
Total Net Assets 100.0%		3,447,635

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	101	March 2021	23,072	51	193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 98.9%
Information Technology 27.3%
Accenture Public Limited Company - Class A	211	55,063
Adobe Inc. (a)	160	79,822
Advanced Micro Devices, Inc. (a)	397	36,404
Akamai Technologies, Inc. (a) (b)	54	5,642
Amphenol Corporation - Class A	100	13,015
Analog Devices, Inc.	123	18,159
ANSYS, Inc. (a) (b)	29	10,428
Apple Inc. (a)	5,318	705,580
Applied Materials, Inc.	304	26,223
Arista Networks, Inc. (a) (b)	18	5,321
Autodesk, Inc. (a)	73	22,336
Automatic Data Processing, Inc.	143	25,139
Broadcom Inc.	135	58,923
Broadridge Financial Solutions, Inc.	38	5,801
Cadence Design Systems Inc. (a) (b)	93	12,662
CDW Corp.	48	6,270
Cisco Systems, Inc.	1,406	62,914
Citrix Systems Inc. (b)	41	5,330
Cognizant Technology Solutions Corp. - Class A	178	14,578
Corning Incorporated	256	9,206
DXC Technology Company (a)	85	2,181
F5 Networks, Inc. (a)	21	3,607
Fidelity National Information Services, Inc.	206	29,204
Fiserv, Inc. (a)	185	21,080
FleetCor Technologies Inc. (a)	28	7,572
FLIR Systems Inc.	43	1,870
Fortinet, Inc. (a)	45	6,690
Gartner Inc. (a)	30	4,759
Global Payments Inc.	100	21,454
Hewlett Packard Enterprise Company	428	5,075
HP Inc.	458	11,269
Intel Corporation (b)	1,364	67,952
International Business Machines Corporation (b)	296	37,319
Intuit Inc.	87	33,205
IPG Photonics Corporation (a)	11	2,524
Jack Henry & Associates Inc.	25	4,113
Juniper Networks, Inc. (b)	110	2,471
Keysight Technologies, Inc. (a) (b)	62	8,144
KLA-Tencor Corp.	51	13,305
Lam Research Corp.	48	22,631
Leidos Holdings Inc. (b)	45	4,680
MasterCard Incorporated - Class A	293	104,479
Maxim Integrated Products, Inc. (a)	89	7,885
Microchip Technology Incorporated	86	11,867
Micron Technology, Inc. (a)	370	27,843
Microsoft Corporation	2,515	559,484
Motorola Solutions Inc. (b)	56	9,592
NetApp, Inc.	74	4,924
NortonLifelock Inc.	193	4,009
NVIDIA Corporation	206	107,541
Oracle Corporation	631	40,834
Paychex Inc. (b)	108	10,018
Paycom Software, Inc. (a)	16	7,342
Paypal Holdings, Inc. (a)	390	91,299
Qorvo, Inc. (a)	38	6,358
Qualcomm Incorporated	376	57,323
Salesforce.Com, Inc. (a)	304	67,741
Seagate Technology Public Limited Company (b)	73	4,559
ServiceNow, Inc. (a)	65	35,699
Skyworks Solutions, Inc.	55	8,448
Synopsys Inc. (a)	51	13,212
TE Connectivity Ltd.	110	13,322
Teradyne Inc.	55	6,624
Texas Instruments Incorporated	305	50,125
The Western Union Company (b)	137	3,002
Tyler Technologies Inc. (a)	13	5,807
VeriSign, Inc. (a)	34	7,275
Visa Inc. - Class A (b)	564	123,392
Vontier Corporation (a)	46	1,534
Western Digital Corporation (a)	100	5,529
Xerox Holdings Corporation	56	1,287
Xilinx, Inc. (b)	82	11,566
Zebra Technologies Corp. - Class A (a)	18	6,818
		2,906,659
Health Care 13.3%
Abbott Laboratories	590	64,563
AbbVie Inc.	587	62,938
ABIOMED, Inc. (a) (b)	15	4,860
Agilent Technologies, Inc. (b)	102	12,063
Alexion Pharmaceuticals, Inc. (a)	73	11,377
Align Technology, Inc. (a)	24	12,855
AmerisourceBergen Corporation	49	4,758
Amgen Inc.	194	44,537
Anthem, Inc.	83	26,572
Baxter International Inc. (b)	171	13,729
Becton, Dickinson and Company	96	24,145
Biogen Inc. (a)	51	12,540
Bio-Rad Laboratories, Inc. - Class A (a) (b)	7	4,168
Boston Scientific Corporation (a)	476	17,127
Bristol-Myers Squibb Company	752	46,635
Cardinal Health, Inc.	98	5,229
Catalent Inc. (a)	55	5,703
Centene Corporation (a)	194	11,650
Cerner Corp. (b)	101	7,945
Cigna Holding Company (b)	120	25,027
Cooper Cos. Inc.	17	6,034
CVS Health Corporation	435	29,744
Danaher Corporation	210	46,727
DaVita Inc. (a) (b)	24	2,821
Dentsply Sirona Inc. (b)	70	3,685
DexCom Inc. (a) (b)	32	11,857
Edwards Lifesciences Corporation (a)	207	18,917
Eli Lilly & Co.	264	44,601
Gilead Sciences, Inc. (b)	417	24,298
HCA Healthcare, Inc.	88	14,440
Henry Schein Inc. (a) (b)	46	3,094
Hologic Inc. (a)	86	6,249
Humana Inc.	44	18,065
IDEXX Laboratories, Inc. (a)	28	14,232
Illumina, Inc. (a)	49	17,974
Incyte Corporation (a)	62	5,405
Intuitive Surgical, Inc. (a)	39	31,996
IQVIA Inc. (a)	64	11,430
Johnson & Johnson	876	137,844
Laboratory Corporation of America Holdings (a)	32	6,563
McKesson Corporation	54	9,361
Medtronic Public Limited Company	448	52,458
Merck & Co., Inc.	842	68,856
Mettler-Toledo International Inc. (a)	8	9,070
PerkinElmer Inc. (b)	37	5,347
Perrigo Company Public Limited Company (b)	46	2,043
Pfizer Inc.	1,849	68,073
Quest Diagnostics Incorporated	45	5,344
Regeneron Pharmaceuticals, Inc. (a)	35	16,854
ResMed Inc. (b)	48	10,233
Steris Limited	29	5,448
Stryker Corporation (b)	109	26,654
Teleflex Incorporated	16	6,415
Thermo Fisher Scientific Inc.	132	61,418
UnitedHealth Group Incorporated	316	110,704
Universal Health Services Inc. - Class B	26	3,588
Varian Medical Systems, Inc. (a)	30	5,295
Vertex Pharmaceuticals Incorporated (a)	87	20,448
Viatris, Inc. (a)	401	7,523
Waters Corp. (a) (b)	21	5,108
West Pharmaceutical Services Inc. (b)	25	7,018
Zimmer Biomet Holdings, Inc.	69	10,626
Zoetis Inc. - Class A	158	26,170
		1,418,451
Consumer Discretionary 11.8%
Advance Auto Parts, Inc.	22	3,508
Amazon.com, Inc. (a)	142	462,136
Aptiv PLC (a) (b)	90	11,706
AutoZone, Inc. (a)	8	9,199
Best Buy Co., Inc.	77	7,635

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
BorgWarner Inc. (b)	84	3,249
CarMax Inc. (a) (b)	53	5,019
Carnival Plc (a)	243	5,272
Chipotle Mexican Grill Inc. (a)	9	12,910
D.R. Horton, Inc.	110	7,604
Darden Restaurants Inc.	43	5,161
Dollar Tree Inc. (a)	78	8,454
Domino's Pizza, Inc.	13	5,019
eBay Inc.	218	10,950
ETSY, Inc. (a)	41	7,260
Ford Motor Company (a)	1,306	11,477
Gap Inc. (a)	68	1,383
Garmin Ltd.	50	5,939
General Motors Company (a)	419	17,448
Genuine Parts Co. (b)	48	4,821
Hanesbrands Inc. (b)	122	1,786
Hasbro, Inc. (b)	43	4,035
Hilton Worldwide Holdings Inc. (a)	92	10,270
L Brands, Inc. (a)	76	2,812
Las Vegas Sands Corp. (a)	108	6,456
Leggett & Platt Inc.	45	1,976
Lennar Corporation - Class A	92	7,026
LKQ Corporation (a)	93	3,284
Lowe`s Companies, Inc.	244	39,142
Marriott International, Inc. - Class A (a)	88	11,672
McDonald's Corporation	248	53,195
MGM Resorts International (b)	136	4,299
Mohawk Industries Inc. (a)	20	2,806
Newell Brands Inc. (b)	130	2,750
NIKE, Inc. - Class B	417	59,057
Norwegian Cruise Line Holdings Ltd. (a) (b)	109	2,769
NVR, Inc. (a)	1	4,802
O'Reilly Automotive, Inc. (a)	24	10,911
Pool Corporation	13	4,978
Pulte Homes Inc.	89	3,847
PVH Corp. (b)	24	2,222
Ralph Lauren Corp. - Class A (a)	16	1,614
Ross Stores Inc. (a)	119	14,627
Royal Caribbean Cruises Ltd. (b)	61	4,567
Starbucks Corporation	390	41,774
Tapestry Inc. (a)	95	2,960
Tesla Inc. (a) (b)	252	178,012
The Home Depot, Inc.	358	95,143
Tiffany & Co. (b)	36	4,702
TJX Cos. Inc.	399	27,279
Tractor Supply Co.	39	5,463
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	19	5,469
Under Armour Inc. - Class A (a) (b)	65	1,113
Under Armour Inc. - Class C (a) (b)	65	971
VF Corp.	106	9,088
Whirlpool Corporation (b)	20	3,644
Wynn Resorts Ltd. (a)	32	3,622
Yum! Brands, Inc.	100	10,897
		1,257,190
Communication Services 11.0%
Activision Blizzard, Inc.	257	23,874
Alphabet Inc. - Class A (a)	100	175,308
Alphabet Inc. - Class C (a)	97	169,214
AT&T Inc. (a)	2,371	68,186
Booking Holdings Inc. (a)	14	30,349
CenturyLink Inc. (b)	329	3,204
Charter Communications, Inc. - Class A (a) (b)	49	32,123
Comcast Corporation - Class A	1,519	79,600
Discovery, Inc. - Series A (a) (b)	55	1,661
Discovery, Inc. - Series C (a)	98	2,578
Dish Network Corporation - Class A (a)	82	2,662
Electronic Arts Inc. (b)	97	13,858
Expedia Group, Inc. (a)	45	5,989
Facebook, Inc. - Class A (a)	800	218,477
Fox Corporation - Class A (b)	112	3,271
Fox Corporation - Class B	53	1,541
Interpublic Group of Cos. Inc.	128	3,012
Live Nation Entertainment, Inc. (a) (b)	48	3,510
Netflix, Inc. (a) (b)	147	79,480
News Corporation - Class A	130	2,339
News Corporation - Class B (b)	38	669
Omnicom Group Inc. (b)	73	4,535
Take-Two Interactive Software Inc. (a)	38	7,952
T-Mobile USA, Inc. (a)	194	26,172
Twitter, Inc. (a)	265	14,329
Verizon Communications Inc. (b)	1,377	80,885
ViacomCBS Inc. - Class B (b)	188	7,005
Walt Disney Co.	602	109,134
		1,170,917
Financials 10.3%
AFLAC Incorporated	217	9,666
American Express Company (a) (b)	217	26,237
American International Group, Inc.	287	10,853
Ameriprise Financial, Inc.	39	7,628
AON Public Limited Company - Class A (b)	76	16,072
Arthur J Gallagher & Co.	64	7,916
Assurant, Inc. (b)	20	2,689
Bank of America Corporation	2,533	76,770
Berkshire Hathaway Inc. - Class B (a)	648	150,161
BlackRock, Inc.	47	34,049
Capital One Financial Corporation	152	15,042
Cboe Global Markets, Inc.	36	3,349
Chubb Limited	150	23,113
Cincinnati Financial Corporation (b)	50	4,346
Citigroup Inc.	693	42,711
Citizens Financial Group Inc.	142	5,082
CME Group Inc. - Class A (b)	119	21,744
Comerica Inc.	43	2,425
Discover Financial Services	101	9,183
Everest Re Group, Ltd. (b)	13	3,114
Fifth Third Bancorp	237	6,536
First Republic Bank	58	8,503
Franklin Resources Inc. (b)	91	2,266
Globe Life Inc.	32	3,053
Huntington Bancshares Incorporated (b)	339	4,276
Intercontinental Exchange, Inc.	187	21,530
Invesco Ltd. (b)	125	2,185
JPMorgan Chase & Co.	1,014	128,869
KeyCorp	325	5,332
Lincoln National Corporation (b)	59	2,961
Loews Corp.	78	3,502
M&T Bank Corporation	42	5,369
MarketAxess Holdings Inc.	13	7,239
Marsh & McLennan Companies, Inc.	169	19,744
MetLife, Inc.	257	12,044
Moody's Corp.	54	15,595
Morgan Stanley	476	32,588
MSCI Inc. - Class A	28	12,316
NASDAQ Inc.	38	4,979
Northern Trust Corp.	69	6,454
People's United Financial Inc. (b)	141	1,829
Principal Financial Group, Inc.	85	4,218
Progressive Corp. (b)	195	19,265
Prudential Financial Inc.	133	10,367
Raymond James Financial Inc.	40	3,845
Regions Financial Corporation	315	5,080
S&P Global Inc.	80	26,315
State Street Corporation	117	8,543
SVB Financial Group (a)	17	6,684
Synchrony Financial	181	6,271
T. Rowe Price Group, Inc.	76	11,492
The Allstate Corporation	101	11,123
The Bank of New York Mellon Corporation (c)	271	11,511
The Charles Schwab Corporation	496	26,322
The Goldman Sachs Group, Inc.	114	30,187
The Hartford Financial Services Group, Inc.	120	5,892
The PNC Financial Services Group, Inc. (b)	141	21,005
The Travelers Companies, Inc.	84	11,830
Truist Financial Corporation (b)	448	21,497
U.S. Bancorp	456	21,250
Unum Group	68	1,556
W. R. Berkley Corporation	47	3,112
Wells Fargo & Company	1,376	41,514

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Willis Towers Watson Public Limited Company	43	9,036
Zions Bancorp	57	2,467
		1,099,702
Industrials 8.3%
3M Company	192	33,544
Alaska Air Group, Inc.	41	2,136
Allegion Public Limited Company (b)	31	3,578
American Airlines Group Inc. (a) (b)	188	2,969
AMETEK, Inc.	76	9,213
AO Smith Corp.	44	2,387
C.H. Robinson Worldwide, Inc. (b)	44	4,116
Carrier Global Corporation	272	10,263
Caterpillar Inc.	181	32,899
Cintas Corp.	29	10,335
Copart Inc. (a)	69	8,793
CSX Corp.	254	23,092
Cummins Inc.	49	11,215
Deere & Company	104	28,051
Delta Air Lines, Inc.	212	8,533
Dover Corporation	48	6,053
Eaton Corporation Public Limited Company	133	15,933
Emerson Electric Co.	199	15,991
Equifax Inc.	41	7,861
Expeditors International of Washington Inc.	55	5,269
Fastenal Co. (b)	193	9,405
FedEx Corporation	80	20,867
Flowserve Corporation (b)	45	1,655
Fortive Corporation (b)	112	7,946
Fortune Brands Home & Security, Inc. (b)	46	3,941
General Dynamics Corporation (b)	77	11,509
General Electric Company	2,914	31,476
Honeywell International Inc.	233	49,656
Howmet Aerospace Inc. (a)	132	3,754
Huntington Ingalls Industries Inc. (b)	14	2,387
IDEX Corporation (b)	25	5,078
IHS Markit Ltd.	125	11,193
Illinois Tool Works Inc.	96	19,538
Ingersoll Rand Inc. (a)	122	5,536
Jacobs Engineering Group Inc. (b)	42	4,602
JB Hunt Transport Services Inc. (b)	28	3,830
Johnson Controls International Public Limited Company	241	11,225
Kansas City Southern	31	6,358
L3Harris Technologies, Inc.	70	13,218
Lockheed Martin Corporation	82	29,079
Masco Corporation	85	4,678
Nielsen Holdings plc	121	2,520
Norfolk Southern Corporation	85	20,080
Northrop Grumman Systems Corp.	52	15,719
Old Dominion Freight Line Inc.	32	6,338
Otis Worldwide Corporation	135	9,130
PACCAR Inc.	115	9,945
Parker-Hannifin Corporation	43	11,689
Pentair Public Limited Company (b)	55	2,898
Quanta Services, Inc. (b)	45	3,246
Raytheon BBN Technologies Corp.	505	36,136
Republic Services Inc. (b)	69	6,643
Robert Half International Inc. (b)	38	2,371
Rockwell Automation Inc. (b)	39	9,710
Rollins Inc. (b)	75	2,944
Roper Technologies, Inc. (b)	35	15,139
Snap-On Inc. (b)	18	3,088
Southwest Airlines Co. (a) (b)	196	9,155
Stanley Black & Decker, Inc.	53	9,482
Teledyne Technologies Inc. (a)	12	4,808
Textron Inc. (b)	78	3,783
The Boeing Company (a)	177	37,793
Trane Technologies Public Limited Company	80	11,597
TransDigm Group Inc. (a) (b)	18	11,209
Union Pacific Corporation (b)	224	46,687
United Airlines Holdings, Inc. (a) (b)	99	4,295
United Parcel Service Inc. - Class B	238	40,068
United Rentals Inc. (a)	24	5,567
Verisk Analytics, Inc.	54	11,229
W. W. Grainger, Inc. (b)	15	6,146
Wabtec Corp.	60	4,358
Waste Management, Inc.	130	15,289
Xylem Inc.	60	6,083
		884,307
Consumer Staples 6.9%
Altria Group, Inc.	618	25,350
Archer-Daniels-Midland Company	185	9,332
Brown-Forman Corp. - Class B (b)	61	4,867
Campbell Soup Company (b)	69	3,334
Church & Dwight Co. Inc. (b)	82	7,161
Colgate-Palmolive Co.	285	24,387
ConAgra Brands Inc. (b)	165	5,980
Constellation Brands, Inc. - Class A (b)	56	12,303
Costco Wholesale Corporation	147	55,312
Dollar General Corporation	82	17,146
Estee Lauder Cos. Inc. - Class A	75	20,062
General Mills, Inc. (b)	203	11,960
Hershey Co.	49	7,477
Hormel Foods Corp. (b)	93	4,355
JM Smucker Co. (b)	38	4,412
Kellogg Co. (b)	85	5,294
Kimberly-Clark Corporation	114	15,345
Kraft Heinz Foods Company (b)	214	7,435
Lamb Weston Holdings Inc. (b)	49	3,841
McCormick & Co. Inc. (b)	83	7,898
Molson Coors Beverage Company - Class B (a) (b)	63	2,834
Mondelez International, Inc. - Class A	476	27,821
Monster Beverage 1990 Corporation (a)	123	11,371
PepsiCo, Inc.	460	68,188
Philip Morris International Inc.	518	42,896
Procter & Gamble Co. (a)	825	114,792
Sysco Corp. (b)	169	12,585
Target Corporation	167	29,412
The Clorox Company (b)	42	8,409
The Coca-Cola Company	1,287	70,568
The Kroger Co.	258	8,182
Tyson Foods Inc. - Class A	99	6,393
Walgreens Boots Alliance, Inc.	239	9,537
Walmart Inc.	461	66,490
		732,729
Utilities 2.7%
Alliant Energy Corporation	81	4,199
Ameren Corporation (b)	81	6,338
American Electric Power Company, Inc. (b)	165	13,751
American Water Works Company, Inc.	60	9,243
Atmos Energy Corporation	42	4,018
CenterPoint Energy, Inc.	181	3,923
CMS Energy Corp. (b)	94	5,729
Consolidated Edison, Inc. (b)	110	7,974
Dominion Energy, Inc.	272	20,418
DTE Energy Company	65	7,907
Duke Energy Corporation	245	22,418
Edison International (b)	126	7,912
Entergy Corporation	67	6,688
Evergy, Inc. (b)	74	4,088
Eversource Energy	114	9,867
Exelon Corporation	327	13,786
FirstEnergy Corp.	182	5,563
NextEra Energy, Inc. (b)	652	50,286
NiSource Inc. (b)	124	2,853
NRG Energy, Inc.	79	2,965
Pinnacle West Capital Corp. (b)	38	3,019
PPL Corporation	255	7,186
Public Service Enterprise Group Inc.	168	9,812
Sempra Energy	96	12,228
The AES Corporation	223	5,236
The Southern Company	351	21,587
WEC Energy Group Inc. (b)	105	9,703
Xcel Energy Inc.	176	11,732
		290,429
Materials 2.6%
Air Products and Chemicals, Inc.	74	20,092
Albemarle Corporation (b)	35	5,225
Amcor Plc (b)	518	6,093

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Avery Dennison Corporation	27	4,215
Ball Corporation	109	10,141
Celanese Corp. - Class A	39	5,131
CF Industries Holdings Inc.	74	2,857
Corteva, Inc.	248	9,598
Dow Inc.	247	13,697
DuPont de Nemours, Inc.	244	17,361
Eastman Chemical Co. (b)	45	4,520
Ecolab Inc.	83	17,877
FMC Corporation (b)	44	5,012
Freeport-McMoRan Inc. (a) (b)	483	12,577
International Flavors & Fragrances Inc. (b)	36	3,914
International Paper Company	130	6,456
Linde Public Limited Company	175	46,016
LyondellBasell Industries N.V. - Class A	86	7,842
Martin Marietta Materials Inc.	21	5,959
MOS Holdings Inc.	117	2,683
Newmont Corporation	267	16,008
Nucor Corporation	100	5,343
Packaging Corporation of America (b)	32	4,407
PPG Industries, Inc. (b)	79	11,377
Sealed Air Corporation	49	2,266
Sherwin-Williams Co.	27	19,988
Vulcan Materials Co.	45	6,602
Westrock Company, Inc.	89	3,890
		277,147
Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	40	7,141
American Tower Corporation	148	33,173
AvalonBay Communities, Inc. (b)	46	7,453
Boston Properties Inc. (b)	47	4,456
CBRE Group, Inc. - Class A (a)	113	7,096
Crown Castle International Corp.	141	22,470
Digital Realty Trust Inc.	90	12,581
Duke Realty Corp.	121	4,823
Equinix, Inc. (b)	30	21,170
Equity Residential (b)	114	6,756
Essex Property Trust Inc.	21	5,100
Extra Space Storage Inc.	43	4,926
Federal Realty Investment Trust (b)	21	1,795
Healthpeak Properties, Inc.	179	5,416
Host Hotels & Resorts, Inc.	235	3,434
Iron Mountain Incorporated (b)	96	2,823
Kimco Realty Corporation	139	2,082
Mid-America Apartment Communities, Inc.	39	4,892
ProLogis Inc.	246	24,511
Public Storage	51	11,699
Realty Income Corporation	118	7,325
Regency Centers Corp.	53	2,395
SBA Communications Corporation	37	10,430
Simon Property Group, Inc. (b)	109	9,303
SL Green Realty Corp. (b)	23	1,394
UDR, Inc.	98	3,766
Ventas, Inc.	124	6,097
Vornado Realty Trust (b)	54	2,006
Welltower Inc.	138	8,941
Weyerhaeuser Company	248	8,323
		253,777
Energy 2.3%
Apache Corporation	128	1,814
Baker Hughes, a GE Company, LLC - Class A (b)	220	4,594
Cabot Oil & Gas Corp. (b)	126	2,058
Chevron Corporation	640	54,089
Concho Resources Inc.	66	3,841
ConocoPhillips	355	14,210
Devon Energy Corporation (b)	127	2,013
Diamondback Energy, Inc.	53	2,545
EOG Resources, Inc. (b)	193	9,613
Exxon Mobil Corporation	1,407	57,987
Halliburton Company (b)	294	5,551
Hess Corporation (b)	91	4,779
HollyFrontier Corp.	50	1,283
Kinder Morgan, Inc. (b)	649	8,867
Marathon Oil Corporation (b)	263	1,753
Marathon Petroleum Corporation	216	8,954
National Oilwell Varco, Inc. (a)	126	1,733
Occidental Petroleum Corporation (b)	279	4,827
ONEOK, Inc. (b)	148	5,675
Phillips 66 (b)	145	10,115
Pioneer Natural Resources Co.	55	6,231
Schlumberger Ltd.	463	10,111
TechnipFMC PLC	138	1,299
The Williams Companies, Inc.	408	8,179
Valero Energy Corporation	136	7,676
		239,797
Total Common Stocks (cost $5,955,585)		10,531,105
SHORT TERM INVESTMENTS 3.9%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	136,353	136,353
Repurchase Agreement with CIT, 0.57% (Collateralized by various publicly traded equities with a value of 181,500) acquired on 12/31/20, due 04/02/21 at $165,240	165,000	165,000
		301,353
Investment Companies 1.0%
JNL Government Money Market Fund, 0.02% (c) (d)	110,667	110,667
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	7,861	7,860
Total Short Term Investments (cost $419,880)		419,880
Total Investments 102.8% (cost $6,375,465)		10,950,985
Other Derivative Instruments 0.0%		833
Other Assets and Liabilities, Net (2.8)%		(301,320)
Total Net Assets 100.0%		10,650,498

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,405	—	573	350	228	(2,549)	11,511	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	677	March 2021	124,002	833	2,895

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund
COMMON STOCKS 99.4%
Industrials 17.5%
AAON, Inc.	124	8,285
AAR Corp.	102	3,685
ABM Industries Incorporated	203	7,694
Aegion Corporation - Class A (a)	94	1,787
Aerojet Rocketdyne Holdings, Inc. (a)	220	11,626
AeroVironment, Inc. (a)	67	5,840
Alamo Group Inc.	30	4,180
Albany International Corp. - Class A	94	6,869
Allegiant Travel Company (a)	40	7,493
American Woodmark Corporation (a)	52	4,836
Apogee Enterprises, Inc.	80	2,524
Applied Industrial Technologies, Inc.	118	9,217
Arcbest Corporation	79	3,349
Arcosa, Inc.	147	8,098
Astec Industries, Inc.	68	3,964
Atlas Air Worldwide Holdings, Inc. (a)	81	4,419
AZZ Inc.	81	3,862
Barnes Group Inc.	142	7,179
Boise Cascade Company	118	5,642
Brady Corp. - Class A	149	7,845
Chart Industries, Inc. (a)	108	12,683
CIRCOR International, Inc. (a)	60	2,321
Comfort Systems USA Inc.	110	5,788
Cubic Corp.	95	5,913
Deluxe Corp.	130	3,805
DXP Enterprises Inc. (a)	54	1,192
Echo Global Logistics, Inc. (a)	80	2,143
Encore Wire Corp.	63	3,805
Enerpac Tool Group Corp. - Class A	180	4,076
EnPro Industries, Inc.	64	4,804
ESCO Technologies Inc.	79	8,196
Exponent, Inc.	157	14,124
Federal Signal Corporation	185	6,145
Forrester Research Inc. (a)	34	1,408
Forward Air Corp.	84	6,466
Foundation Building Materials Inc. (a)	67	1,296
Franklin Electric Co. Inc.	117	8,092
Gibraltar Industries Inc. (a)	99	7,103
GMS Inc. (a)	132	4,027
Granite Construction Incorporated (b)	146	3,889
Greenbrier Cos. Inc.	102	3,698
Griffon Corporation	138	2,802
Harsco Corporation (a)	246	4,419
Hawaiian Holdings, Inc. (a)	139	2,469
Heartland Express Inc.	153	2,767
Heidrick & Struggles International Inc.	56	1,650
Hillenbrand Inc.	229	9,133
HUB Group Inc. - Class A (a)	101	5,760
Insteel Industries, Inc.	61	1,348
Interface Inc. - Class A	183	1,920
John Bean Technologies Corp.	97	11,038
Kaman Corp.	85	4,880
Kelly Services Inc. - Class A (a)	101	2,082
Korn Ferry	166	7,217
Lindsay Corp. (b)	33	4,213
Lydall Inc. (a)	53	1,590
Marten Transport Ltd.	182	3,139
Matson Intermodal - Paragon, Inc.	131	7,482
Matthews International Corp. - Class A	94	2,767
Meritor, Inc. (a)	222	6,188
Moog Inc. - Class A	90	7,121
Mueller Industries Inc.	171	6,010
MYR Group Inc. (a)	51	3,093
National Presto Industries Inc.	15	1,345
Now, Inc. (a)	327	2,348
Patrick Industries, Inc.	67	4,569
PGT Innovations, Inc. (a)	179	3,650
Pitney Bowes Inc.	529	3,261
Powell Industries Inc.	28	835
Proto Labs Inc. (a)	82	12,603
Quanex Building Products Corp.	100	2,227
Raven Industries Inc. (a)	108	3,574
Resideo Technologies, Inc. (a)	425	9,029
Resources Connection, Inc.	99	1,238
Saia, Inc. (a)	80	14,374
SEACOR Holdings Inc. (a)	58	2,384
SkyWest Inc. (a)	153	6,161
SPX Corp. (a)	136	7,428
SPX Flow, Inc. (a)	129	7,494
Standex International Corp.	39	2,992
Team, Inc. (a)	100	1,088
Tennant Co.	57	4,017
Titan International, Inc. (a)	164	797
Triumph Group Inc. (a)	156	1,959
TrueBlue, Inc. (a)	111	2,076
UFP Industries, Inc.	187	10,377
UniFirst Corp.	47	9,852
US Ecology Parent, Inc. (a)	95	3,441
Veritiv Corp. (a)	36	744
Viad Corp (a)	61	2,217
Vicor Corp. (a)	64	5,887
Wabash National Corp.	163	2,810
Watts Water Technologies Inc. - Class A	84	10,200
		469,433
Financials 15.4%
Allegiance Bancshares, Inc.	59	2,009
Ambac Financial Group, Inc. (a)	143	2,204
American Equity Investment Life Holding Company	280	7,755
Ameris Bancorp	212	8,076
Amerisafe, Inc.	60	3,456
Assured Guaranty Ltd.	247	7,787
Axos Financial, Inc. (a)	157	5,908
Banc of California, Inc.	133	1,960
BancFirst Corporation	57	3,350
BankUnited, Inc.	283	9,838
Banner Corporation	106	4,922
Berkshire Hills Bancorp, Inc.	153	2,614
Blucora, Inc. (a)	147	2,332
Boston Private Financial Holdings Inc.	257	2,170
Brightsphere Investment Group Inc.	183	3,536
Brookline Bancorp, Inc.	241	2,907
Cadence Bancorporation - Class A	380	6,232
Capitol Federal Financial	395	4,942
Central Pacific Financial Corp.	86	1,640
City Holdings Co.	48	3,364
Columbia Banking System Inc.	218	7,837
Community Bank System Inc.	162	10,118
Customers Bancorp, Inc. (a)	92	1,676
CVB Financial Corp.	388	7,574
Dime Community Bancshares Inc.	82	1,288
Donnelley Financial Solutions, Inc. (a)	91	1,545
Eagle Bancorp Inc.	100	4,146
eHealth, Inc. (a)	78	5,536
Employer Holdings Inc.	89	2,861
Encore Capital Group, Inc. (a)	95	3,685
Enova International, Inc. (a)	107	2,642
EZCORP, Inc. - Class A (a)	173	828
FB Financial Corporation	93	3,220
First Bancorp.	90	3,037
First Bancorp.	663	6,116
First Commonwealth Financial Corporation	301	3,288
First Financial Bancorp.	300	5,259
First Hawaiian, Inc.	396	9,348
First Midwest Bancorp, Inc.	344	5,476
Flagstar Bancorp, Inc.	146	5,943
Granite Point Mortgage Trust Inc.	164	1,639
Great Western Bancorp Inc.	171	3,568
Green Dot Corporation - Class A (a)	165	9,187
Greenhill & Co. Inc.	44	538
Hanmi Financial Corp.	90	1,022
HCI Group, Inc. (b)	19	996
Heritage Financial Corporation	111	2,598
HomeStreet, Inc.	67	2,260
Hope Bancorp, Inc.	384	4,188
Horace Mann Educators Corp.	128	5,383

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Independent Bank Corp.	100	7,334
Independent Bank Group, Inc.	111	6,965
James River Group, Inc.	95	4,673
Meta Financial Group, Inc.	103	3,749
Mr. Cooper Group Inc. (a)	219	6,808
National Bank Holdings Corp. - Class A	95	3,114
NBT Bancorp Inc.	135	4,344
NMI Holdings Inc. - Class A (a)	258	5,844
Northfield Bancorp Inc.	145	1,786
Northwest Bancshares Inc.	393	5,007
OFG Bancorp	156	2,888
Old National Bancorp	507	8,399
Pacific Premier Bancorp, Inc.	289	9,064
Palomar Holdings, Inc. (a)	67	5,908
Park National Corp.	44	4,635
Piper Jaffray Cos.	41	4,157
Preferred Bank	42	2,108
ProAssurance Corporation	168	2,988
Provident Financial Services, Inc.	223	4,012
Renasant Corporation	169	5,703
S&T Bancorp Inc.	121	3,013
Safety Insurance Group, Inc.	43	3,327
Seacoast Banking Corp. of Florida (a)	167	4,914
ServisFirst Bancshares, Inc.	145	5,847
Simmons First National Corp. - Class A	332	7,170
Southside Bancshares, Inc.	95	2,935
Stewart Information Services Corp.	81	3,901
StoneX Group Inc. (a)	51	2,935
The PRA Group, Inc. (a)	140	5,536
Third Point Reinsurance Ltd. (a)	256	2,435
Tompkins Financial Corp.	38	2,658
Triumph Bancorp, Inc. (a)	68	3,316
Trupanion Inc. (a)	100	11,960
TrustCo Bank Corp.	292	1,949
United Community Banks, Inc.	264	7,496
United Fire Group Inc.	68	1,702
United Insurance Holdings Corp.	69	394
Universal Insurance Holdings, Inc.	91	1,369
Veritex Holdings Inc.	152	3,896
Virtus Partners, Inc.	22	4,737
Waddell & Reed Financial Inc. - Class A (b)	191	4,873
Walker & Dunlop, Inc.	88	8,112
Westamerica Bancorp	82	4,555
WisdomTree Investments, Inc.	352	1,884
World Acceptance Corp. (a) (b)	12	1,265
		411,469
Information Technology 14.7%
3D Systems Corporation (a) (b)	374	3,918
8x8, Inc. (a)	322	11,113
ADTRAN, Inc.	144	2,133
Advanced Energy Industries, Inc. (a)	117	11,358
Agilysys, Inc. (a)	61	2,334
Alarm.Com Holdings, Inc. (a)	137	14,182
Applied Optoelectronics, Inc. (a) (b)	62	531
Arlo Technologies, Inc. (a)	242	1,886
Axcelis Technologies, Inc. (a)	104	3,039
Badger Meter, Inc.	89	8,347
Bel Fuse Inc. - Class B	35	524
Benchmark Electronics, Inc.	114	3,069
Bottomline Technologies Inc. (a)	118	6,209
Brooks Automation Inc.	224	15,223
CalAmp Corp. (a)	109	1,083
Cardtronics Group Limited - Class A (a)	111	3,921
CEVA Inc. (a)	68	3,104
Cohu Inc. (a)	126	4,802
Comtech Telecommunications Corp.	79	1,629
CSG Systems International, Inc.	101	4,543
CTS Corp.	101	3,453
Daktronics Inc. (a) (b)	110	514
Diebold Nixdorf Inc. (a)	239	2,547
Digi International Inc. (a)	90	1,705
Diodes Inc. (a)	128	9,030
DSP Group, Inc. (a)	72	1,187
Ebix Inc. (b)	71	2,691
ePlus Inc. (a)	41	3,632
EVERTEC, Inc.	182	7,144
ExlService Holdings Inc. (a)	103	8,795
Extreme Networks, Inc. (a)	369	2,543
Fabrinet (a)	112	8,693
FARO Technologies Inc. (a)	54	3,799
FormFactor Inc. (a)	236	10,137
Harmonic, Inc. (a) (b)	294	2,175
Ichor Holdings, Ltd. (a)	72	2,165
Insight Enterprises, Inc. (a)	107	8,153
Itron Inc. (a)	124	11,900
Knowles Corporation (a)	282	5,193
Kulicke & Soffa Industries Inc.	188	5,984
LivePerson, Inc. (a)	188	11,700
Mantech International Corp. - Class A	82	7,291
MaxLinear, Inc. (a)	205	7,833
Methode Electronics Inc.	115	4,389
MicroStrategy Inc. - Class A (a)	22	8,561
MTS Systems Corp. (a)	59	3,407
NETGEAR, Inc. (a)	90	3,664
NIC Inc.	202	5,205
Onespan, Inc. (a)	104	2,160
Onto Innovation Inc. (a)	148	7,059
OSI Systems Inc. (a)	51	4,709
PC Connection, Inc. (a)	34	1,588
PDF Solutions Inc. (a)	91	1,957
Perficient, Inc. (a)	101	4,810
Photronics Inc. (a)	193	2,157
Plantronics Inc. (a)	113	3,066
Plexus Corp. (a)	88	6,895
Power Integrations Inc.	182	14,867
Progress Software Corp.	138	6,236
Rambus Inc. (a)	343	5,990
Rogers Corp. (a)	57	8,908
Sanmina Corp. (a)	200	6,363
ScanSource Inc. (a)	80	2,114
SMART Global Holdings, Inc. (a)	44	1,652
SPS Commerce, Inc. (a)	108	11,732
Sykes Enterprises Inc. (a)	121	4,576
TTEC Holdings, Inc.	56	4,106
TTM Technologies, Inc. (a)	306	4,222
Ultra Clean Holdings, Inc. (a)	122	3,785
Unisys Corp. (a)	187	3,684
Veeco Instruments Inc. (a)	155	2,685
Viavi Solutions Inc. (a)	702	10,512
Virtusa Corporation (a)	85	4,360
Xperi Holding Corporation	324	6,764
		393,395
Consumer Discretionary 14.6%
Abercrombie & Fitch Co. - Class A (a)	195	3,962
American Axle & Manufacturing Holdings, Inc. (a)	350	2,919
American Public Education, Inc. (a)	47	1,443
America's Car Mart, Inc. (a)	19	2,049
Asbury Automotive Group, Inc. (a)	59	8,565
Barnes & Noble Education, Inc. (a)	97	451
Bed Bath & Beyond Inc. (a) (b)	385	6,829
Big Lots, Inc.	109	4,694
BJ's Restaurants, Inc. (a)	69	2,672
Bloomin' Brands, Inc.	242	4,692
Boot Barn Holdings, Inc. (a)	88	3,814
Brinker International Inc. (a)	136	7,707
Buckle Inc. (b)	87	2,539
Caleres Inc.	121	1,887
Callaway Golf Co. (a)	288	6,920
Capri Holdings Limited (a)	460	19,324
Cato Corp. - Class A (a)	65	623
Cavco Industries Inc. (a)	26	4,498
Century Communities Inc. (a)	88	3,857
Cheesecake Factory Inc. (a) (b)	129	4,794
Chico's FAS Inc. (a)	347	552
Childrens Place Retail Stores Inc. (a) (b)	46	2,281
Chuy's Holdings Inc. (a)	59	1,556
Conn's Inc. (a)	64	745
Cooper Tire & Rubber Co.	153	6,202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Cooper-Standard Holdings Inc. (a)	49	1,712
Core-Mark Holding Co. Inc.	137	4,016
Crocs Inc. (a)	205	12,841
Dave & Buster's Entertainment Inc. (a) (b)	148	4,437
Designer Brands Inc. - Class A	178	1,363
Dine Brands Global Inc. (a)	51	2,957
Dorman Products Inc. (a)	88	7,624
El Pollo Loco Holdings Inc. (a)	58	1,053
Ethan Allen Interiors Inc.	61	1,225
Fiesta Restaurant Group, Inc. (a)	56	642
Fossil Group, Inc. (a)	138	1,194
GameStop Corp. - Class A (a) (b)	171	3,225
Genesco Inc. (a)	45	1,357
Gentherm Incorporated (a)	99	6,426
G-III Apparel Group, Ltd. (a) (b)	130	3,094
Group 1 Automotive Inc.	53	6,950
Guess Inc.	110	2,499
Haverty Furniture Cos. Inc.	51	1,423
Hibbett Sports Inc. (a)	50	2,316
Installed Building Products, Inc. (a)	70	7,099
iRobot Corp. (a) (b)	85	6,819
Kontoor Brands, Inc.	145	5,868
La-Z-Boy Inc.	139	5,518
LCI Industries	77	9,960
LGI Homes, Inc. (a)	68	7,198
Liquidity Services, Inc. (a)	76	1,215
Lumber Liquidators, Inc. (a)	88	2,718
M/I Homes, Inc. (a)	88	3,909
Macy's, Inc. (a) (b)	948	10,660
MarineMax Inc. (a)	67	2,361
MDC Holdings Inc.	155	7,548
Meritage Homes Corporation (a)	114	9,443
Monarch Casino & Resort Inc. (a)	39	2,362
Monro Inc.	102	5,425
Motorcar Parts of America Inc. (a)	56	1,102
Movado Group Inc. (a)	48	798
Office Depot, Inc. (a)	163	4,764
Oxford Industries Inc.	50	3,300
Perdoceo Education Corporation (a)	209	2,646
PetMed Express Inc. (b)	63	2,019
Red Robin Gourmet Burgers, Inc. (a) (b)	47	907
Regis Corp. (a) (b)	82	754
Rent-A-Center, Inc.	150	5,745
Ruth's Hospitality Group Inc. (a)	98	1,736
Sally Beauty Holdings, Inc. (a)	338	4,407
Shake Shack Inc. - Class A (a) (b)	109	9,266
Shoe Carnival Inc.	26	1,002
Shutterstock Inc.	67	4,800
Signet Jewelers Limited (a)	160	4,366
Sleep Number Corporation (a)	85	6,996
Sonic Automotive, Inc. - Class A	73	2,803
Stamps.com Inc. (a)	55	10,783
Standard Motor Products Inc.	62	2,504
Steven Madden Ltd. (a)	234	8,262
Sturm Ruger & Co. Inc.	54	3,506
The Aaron's Company, Inc. (a)	104	1,963
The Michaels Companies, Inc. (a) (b)	230	2,988
Tupperware Brands Corp. (a)	152	4,916
Unifi Inc. (a)	48	849
Universal Electronics Inc. (a)	42	2,213
Vera Bradley, Inc. (a)	75	598
Vista Outdoor Inc. (a)	181	4,312
Winnebago Industries Inc.	103	6,185
Wolverine World Wide, Inc.	248	7,739
YETI Holdings, Inc. (a)	229	15,673
Zumiez Inc. (a)	65	2,376
		392,310
Health Care 12.0%
Addus HomeCare Corporation (a)	45	5,291
Allscripts Healthcare Solutions, Inc. (a)	484	6,995
AMN Healthcare Services, Inc. (a)	144	9,857
Amphastar Pharmaceuticals, Inc. (a)	112	2,260
AngioDynamics, Inc. (a)	110	1,688
ANI Pharmaceuticals, Inc. (a)	29	849
Anika Therapeutics, Inc. (a)	45	2,055
BioTelemetry, Inc. (a)	103	7,434
Cardiovascular Systems Inc. (a)	121	5,273
Coherus Biosciences, Inc. (a)	190	3,294
Community Health Systems Inc. (a)	353	2,619
Computer Programs & Systems Inc. (a)	40	1,079
Conmed Corp.	88	9,832
Corcept Therapeutics Inc. (a)	317	8,292
Corvel Corp. (a)	28	2,974
Covetrus, Inc. (a)	301	8,641
Cross Country Healthcare Inc. (a)	110	973
CryoLife Inc. (a)	114	2,685
Cutera Inc. (a)	56	1,355
Cytokinetics, Incorporated (a)	215	4,477
Eagle Pharmaceuticals Inc. (a)	36	1,692
Enanta Pharmaceuticals, Inc. (a)	54	2,290
Endo International Public Limited Company (a) (b)	702	5,040
Fulgent Genetics, Inc. (a) (b)	39	2,031
Glaukos Corp. (a)	137	10,301
Hanger, Inc. (a)	116	2,543
Healthstream, Inc. (a)	80	1,751
Heska Corporation (a)	27	3,975
HMS Holdings Corp. (a)	270	9,926
Innoviva, Inc. (a)	197	2,442
Inogen, Inc. (a)	57	2,553
Integer Holdings Corporation (a)	101	8,187
Invacare Corp. (a)	110	984
Lannett Co. Inc. (a)	111	721
Lantheus Holdings Inc. (a) (b)	199	2,679
LeMaitre Vascular Inc.	49	1,989
Luminex Corporation	135	3,119
Magellan Health Services Inc. (a)	69	5,681
Mednax, Inc. (a)	264	6,475
Meridian Bioscience Inc. (a)	133	2,486
Merit Medical Systems Inc. (a)	149	8,294
Mesa Laboratories, Inc.	15	4,208
Myriad Genetics, Inc. (a)	228	4,509
Natus Medical Inc. (a)	102	2,051
Neogenomics Laboratories, Inc. (a)	338	18,193
Nextgen Healthcare Inc. (a)	169	3,081
Omnicell, Inc. (a)	129	15,510
Orasure Technologies, Inc. (a)	222	2,346
Orthofix Medical Inc. (a)	60	2,590
Owens & Minor Inc.	220	5,957
Pacira Biosciences, Inc. (a)	132	7,875
Phibro Animal Health Corporation - Class A	65	1,271
Providence Services Corp. (a)	38	5,199
R1 RCM Inc. (a)	354	8,512
RadNet Inc. (a)	129	2,533
Regenxbio Inc. (a)	93	4,232
Select Medical Holdings Corporation (a)	327	9,042
Simulations Plus Inc.	46	3,273
Spectrum Pharmaceuticals, Inc. (a)	437	1,489
Supernus Pharmaceuticals Inc. (a)	157	3,955
SurModics Inc. (a)	41	1,781
Tabula Rasa HealthCare Inc. (a) (b)	65	2,770
Tactile Systems Technology, Inc. (a)	58	2,622
The Ensign Group, Inc.	155	11,338
The Pennant Group, Inc. (a)	76	4,385
Tivity Health, Inc. (a)	118	2,309
U. S. Physical Therapy, Inc.	40	4,773
Vanda Pharmaceuticals Inc. (a)	172	2,258
Varex Imaging Corporation (a)	120	2,002
Xencor, Inc. (a)	175	7,638
Zynex, Inc. (a) (b)	58	779
		321,563
Real Estate 8.8%
Acadia Realty Trust (a)	268	3,807
Agree Realty Corporation	168	11,187
Alexander & Baldwin, LLC	222	3,814
American Assets Trust, Inc.	154	4,445
Apollo Commercial Real Estate Finance, Inc.	396	4,421
Armada Hoffler Properties, Inc.	182	2,043
ARMOUR Residential REIT, Inc.	195	2,107

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Brandywine Realty Trust	519	6,182
Capstead Mortgage Corporation	297	1,726
Caretrust REIT, Inc.	291	6,459
Centerspace	40	2,793
Chatham Lodging Trust (a)	140	1,512
Community Healthcare Trust Incorporated	66	3,107
CoreCivic, Inc. (a)	360	2,360
DiamondRock Hospitality Co. (a)	600	4,950
Diversified Healthcare Trust	741	3,053
Dwight A. Walker Real Estate, Inc. - Class A	55	2,006
Easterly Government Properties, Inc.	246	5,580
Essential Properties Realty Trust, Inc.	317	6,713
Four Corners Property Trust, Inc.	221	6,567
Franklin Street Properties Corp.	304	1,327
Getty Realty Corp.	108	2,985
Global Net Lease Inc.	272	4,655
Hersha Hospitality Trust - Class A (a)	119	940
Independence Realty Trust, Inc.	289	3,885
Industrial Logistics Properties Trust	202	4,705
Innovative Industrial Properties, Inc.	67	12,348
Invesco Mortgage Capital Inc. (b)	557	1,883
iStar Inc.	227	3,363
Kite Realty Naperville, LLC	257	3,840
KKR Real Estate Finance Trust Inc.	82	1,464
Lexington Realty Trust	845	8,970
LTC Properties Inc.	119	4,633
Mack-Cali Realty Corporation (a)	259	3,227
Marcus & Millichap Inc. (a)	71	2,652
National Storage Affiliates Trust	189	6,791
New York Mortgage Trust Inc.	1,172	4,325
NexPoint Residential Trust, Inc.	68	2,882
Office Properties Income Trust	149	3,392
PennyMac Mortgage Investment Trust	299	5,255
Ready Capital Corporation	126	1,573
Realogy Holdings Corp. (a) (b)	358	4,698
Redwood Trust Inc. (b)	350	3,071
Retail Opportunity Investments Corp. (a)	358	4,795
Retail Properties of America, Inc. - Class A	646	5,527
RPT Realty (a)	248	2,147
Safehold Inc.	42	3,074
Saul Centers Inc.	38	1,197
SITE Centers Corp.	460	4,658
St. Joe Co.	94	3,999
Summit Hotel Properties Inc. (a)	330	2,970
Tanger Factory Outlet Centers Inc. (a) (b)	293	2,921
The GEO Group, Inc. (b)	375	3,326
Uniti Group Inc.	687	8,055
Universal Health Realty Income Trust	39	2,497
Urstadt Biddle Properties Inc. - Class A (b)	88	1,248
Washington REIT	252	5,456
Whitestone REIT	130	1,038
Xenia Hotels & Resorts Inc. (a)	350	5,315
		235,919
Materials 5.6%
AdvanSix Inc. (a)	84	1,672
Allegheny Technologies Incorporated (a)	382	6,407
American Vanguard Corporation	83	1,288
Arconic Corporation (a)	296	8,826
Balchem Corporation	99	11,384
Carpenter Technology Corp.	146	4,253
Century Aluminum Co. (a)	154	1,694
Clearwater Paper Corporation (a)	53	1,990
Cleveland-Cliffs Inc. (a) (b)	1,214	17,683
Ferro Corporation (a)	256	3,747
FutureFuel Corp.	85	1,083
GCP Applied Technologies Inc. (a)	146	3,444
Glatfelter Corporation	137	2,241
H.B. Fuller Company	158	8,219
Hawkins Inc.	28	1,475
Haynes International Inc.	42	993
Innospec Inc.	75	6,785
Kaiser Aluminum Corporation	49	4,862
Koppers Holdings Inc. (a)	64	2,007
Kraton Corporation (a)	97	2,699
Livent Corporation (a)	446	8,397
Materion Corp.	62	3,947
Mercer International Inc.	116	1,186
Myers Industries Inc.	110	2,282
Neenah Inc.	52	2,898
Olympic Steel, Inc.	30	406
Park Aerospace Technologies Corp.	63	848
Quaker Chemical Corp.	40	10,193
Rayonier Advanced Materials Inc. (a)	191	1,246
Schweitzer-Mauduit International Inc.	94	3,768
Stepan Co.	65	7,781
SunCoke Energy, Inc.	259	1,128
TimkenSteel Corp. (a)	131	610
Tredegar Corp.	79	1,321
Trinseo S.A.	115	5,894
U.S. Concrete, Inc. (a)	48	1,905
Warrior Met Coal, Inc.	159	3,399
		149,961
Consumer Staples 3.6%
B&G Foods, Inc. (b)	193	5,362
Calavo Growers Inc.	51	3,545
Cal-Maine Foods Inc. (a)	111	4,181
Central Garden & Pet Co. (a)	29	1,130
Central Garden & Pet Co. - Class A (a)	121	4,389
Coca-Cola Consolidated Inc.	14	3,824
Del Monte Fresh Produce Company	95	2,298
Inter Parfums Inc. (a)	54	3,280
J&J Snack Foods Corp.	45	7,066
John B. Sanfilippo & Son Inc.	28	2,179
Medifast, Inc.	36	7,041
MGPI Processing, Inc. (b)	41	1,910
National Beverage Corp. (a) (b)	36	3,087
PriceSmart Inc.	72	6,547
Seneca Foods Corp. - Class A (a)	20	792
SpartanNash Co.	111	1,926
The Andersons, Inc.	96	2,360
The Chefs' Warehouse, Inc. (a)	100	2,568
The Simply Good Foods Company (a)	256	8,042
United Natural Foods Inc. (a)	167	2,673
Universal Corp.	76	3,708
USANA Health Sciences, Inc. (a)	36	2,807
Vector Group Ltd.	392	4,563
WD-40 Co.	42	11,091
		96,369
Energy 3.1%
Archrock, Inc.	391	3,384
Bonanza Creek Energy, Inc. (a)	58	1,121
Bristow Group Inc. (a)	69	1,804
Callon Petroleum Company (a) (b)	125	1,649
CONSOL Mining Corporation (a) (b)	91	653
Core Laboratories N.V.	139	3,675
DMC Global Inc. (a)	44	1,924
Dorian LPG Ltd. (a)	99	1,212
Dril-Quip Inc. (a)	110	3,251
Exterran Trinidad LLC (a)	82	362
Green Plains Renewable Energy Inc. (a) (b)	106	1,398
Helix Energy Solutions Group, Inc. (a)	440	1,848
Helmerich & Payne Inc.	325	7,535
Laredo Petroleum, Inc. (a)	29	573
Matador Resources Co. (a)	342	4,125
Matrix Service Co. (a)	88	973
Nabors Industries Ltd (a) (b)	18	1,075
Oceaneering International, Inc. (a)	305	2,427
Oil States International Inc. (a)	171	858
Par Pacific Holdings, Inc. (a)	119	1,659
Patterson-UTI Energy Inc.	578	3,041
PBF Energy Inc. - Class A (a)	279	1,980
PDC Energy, Inc. (a)	307	6,300
Penn Virginia Corporation (a)	46	464
Propetro Holding Corp. (a)	252	1,865
QEP Resources, Inc. (a)	714	1,706
Range Resources Corporation (a)	783	5,246
Reg Biofuels, LLC (a)	120	8,482
REX Stores Corp. (a)	17	1,216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
RPC Inc. (a)	171	537
SM Energy Company	313	1,916
Southwestern Energy Co. (a)	1,964	5,854
Talos Energy Inc. (a)	67	550
U.S. Silica Holdings, Inc. (a)	227	1,593
		82,256
Communication Services 2.5%
AMC Networks, Inc. - Class A (a) (b)	92	3,273
ATN International Limited	34	1,422
Cincinnati Bell Inc. (a)	158	2,413
Cogent Communications Group, Inc.	129	7,738
Consolidated Communications Holdings Inc. (a)	228	1,115
EW Scripps Co. - Class A	175	2,678
Gannett Media Corp. (a) (b)	411	1,381
Glu Mobile Inc. (a)	443	3,991
Iridium Communications Inc. (a)	357	14,034
Marcus Corp. (a)	74	992
Meredith Corporation (a)	122	2,336
QuinStreet, Inc. (a)	144	3,093
Scholastic Corp.	90	2,258
Shenandoah Telecommunications Company	152	6,593
Spok Holdings, Inc.	60	664
TechTarget, Inc. (a)	71	4,207
Vonage Holdings Corp. (a)	705	9,071
		67,259
Utilities 1.6%
American States Water Company	113	8,947
Avista Corporation	209	8,373
California Water Service Group	152	8,195
Chesapeake Utilities Corporation	53	5,696
Northwest Natural Holding Company	93	4,298
South Jersey Industries Inc.	307	6,620
		42,129
Total Common Stocks (cost $2,154,937)		2,662,063
INVESTMENT COMPANIES 0.1%
iShares S&P SmallCap 600 Index ETF (b)	49	4,525
Total Investment Companies (cost $4,552)		4,525
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	56,077	56,077
Investment Companies 0.3%
JNL Government Money Market Fund, 0.02% (c) (d)	6,493	6,493
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	871	871
Total Short Term Investments (cost $63,441)		63,441
Total Investments 101.9% (cost $2,222,930)		2,730,029
Other Derivative Instruments (0.0)%		(12)
Other Assets and Liabilities, Net (1.9)%		(52,062)
Total Net Assets 100.0%		2,677,955

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	137	March 2021	13,028	(12)	499

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.3%
Utilities 99.3%
ALLETE, Inc.	15	906
Alliant Energy Corporation	71	3,647
Ameren Corporation	70	5,464
American Electric Power Company, Inc.	140	11,698
American States Water Company	10	822
American Water Works Company, Inc.	51	7,876
Atmos Energy Corporation	35	3,338
Avista Corporation	19	768
Black Hills Corporation	18	1,085
Cadiz Inc. (a) (b)	10	106
California Water Service Group	14	739
CenterPoint Energy, Inc.	153	3,316
Chesapeake Utilities Corporation	5	491
Clearway Energy, Inc. - Class A	9	278
Clearway Energy, Inc. - Class C	22	692
CMS Energy Corp.	81	4,949
Consolidated Edison, Inc.	95	6,848
Dominion Energy, Inc.	238	17,886
DTE Energy Company	55	6,625
Duke Energy Corporation	208	19,063
Edison International	107	6,730
Entergy Corporation	57	5,663
Essential Utilities, Inc.	65	3,097
Evergy, Inc.	64	3,570
Eversource Energy	97	8,396
Exelon Corporation	276	11,650
FirstEnergy Corp.	154	4,702
Hawaiian Electric Industries Inc.	31	1,088
IDACORP Inc.	14	1,366
MDU Resources Group Inc.	57	1,499
MGE Energy, Inc.	10	702
Middlesex Water Co.	5	363
National Fuel Gas Company	23	950
New Jersey Resources Corp.	27	962
Nextera Energy Partners, LP	18	1,175
NextEra Energy, Inc.	554	42,770
NiSource Inc.	109	2,493
Northwest Natural Holding Company	8	385
NorthWestern Corp.	14	831
NRG Energy, Inc.	69	2,601
OGE Energy Corp.	57	1,811
One Gas, Inc.	15	1,135
Ormat Technologies Inc.	12	1,049
Otter Tail Corp.	10	430
Pacific Gas And Electric Company (a)	413	5,141
Pinnacle West Capital Corp.	32	2,553
PNM Resources, Inc.	21	1,033
Portland General Electric Co.	25	1,077
PPL Corporation	218	6,142
Public Service Enterprise Group Inc.	143	8,351
Sempra Energy	82	10,436
SJW Corp.	7	490
South Jersey Industries Inc.	29	619
Southwest Gas Corp.	16	967
Spire, Inc.	15	930
Star Group, L.P.	13	118
Sunnova Energy International Inc. (a)	13	606
The AES Corporation	188	4,430
The Southern Company	299	18,367
UGI Corp.	58	2,042
Unitil Corp.	4	200
Vistra Energy Corp.	125	2,454
WEC Energy Group Inc.	89	8,222
Xcel Energy Inc.	149	9,918
York Water Co.	4	174
Total Common Stocks (cost $278,935)		286,285
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund, 0.02% (c) (d)	1,569	1,569
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	161	161
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	90	90
Total Short Term Investments (cost $1,820)		1,820
Total Investments 99.9% (cost $280,755)		288,105
Other Derivative Instruments 0.0%		35
Other Assets and Liabilities, Net 0.1%		332
Total Net Assets 100.0%		288,472

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	34	March 2021	2,112	35	38

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.7%
Financials 21.0%
Annaly Capital Management, Inc.	502	4,240
Apollo Global Management, Inc. - Class A	285	13,955
Arthur J Gallagher & Co.	158	19,570
Assurant, Inc.	111	15,118
Athene Holding Ltd - Class A (a)	237	10,219
Cboe Global Markets, Inc.	88	8,162
Cincinnati Financial Corporation	155	13,537
Comerica Inc.	165	9,244
Discover Financial Services	160	14,513
East West Bancorp, Inc.	114	5,796
Element Fleet Management Corp.	821	8,624
Equitable Holdings, Inc.	594	15,193
Everest Re Group, Ltd.	55	12,881
Hanover Insurance Group Inc.	71	8,351
KeyCorp	743	12,187
NASDAQ Inc.	104	13,757
Northern Trust Corp.	137	12,758
Prosperity Bancshares Inc.	111	7,717
Raymond James Financial Inc.	146	13,985
Reinsurance Group of America, Incorporated	98	11,306
Signature Bank	89	12,066
SLM Corporation	849	10,519
State Street Corporation	138	10,060
SVB Financial Group (a)	35	13,698
The Hartford Financial Services Group, Inc.	340	16,648
Truist Financial Corporation	315	15,093
Umpqua Holdings Corp.	540	8,180
Willis Towers Watson Public Limited Company	70	14,787
Wintrust Financial Corporation	138	8,423
Zions Bancorp	279	12,120
		352,707
Industrials 13.8%
AGCO Corporation	81	8,308
Alaska Air Group, Inc.	135	7,004
Armstrong World Industries, Inc.	77	5,729
Delta Air Lines, Inc.	125	5,034
Eaton Corporation Public Limited Company	162	19,455
Fortune Brands Home & Security, Inc.	122	10,444
Ingersoll Rand Inc. (a)	256	11,646
ITT Industries Holdings, Inc.	149	11,453
Johnson Controls International Public Limited Company	251	11,715
Kansas City Southern	58	11,854
Knight-Swift Transportation Holdings Inc. - Class A	163	6,804
L3Harris Technologies, Inc.	96	18,153
Masco Corporation	266	14,588
Owens Corning Inc.	189	14,290
Quanta Services, Inc.	154	11,116
Regal-Beloit Corp.	98	12,057
Republic Services Inc.	104	10,041
Sensata Technologies Holding PLC (a)	243	12,805
Stanley Black & Decker, Inc.	114	20,306
Univar Solutions Inc. (a)	461	8,761
		231,563
Information Technology 10.5%
Amdocs Limited	224	15,885
Analog Devices, Inc.	93	13,677
Corning Incorporated	273	9,820
Global Payments Inc.	57	12,374
KBR, Inc.	590	18,240
Leidos Holdings Inc.	145	15,253
Marvell Technology Group Ltd	338	16,051
McAfee Corp. - Class A (b)	381	6,357
Motorola Solutions Inc.	80	13,577
NXP Semiconductors N.V.	93	14,729
TE Connectivity Ltd.	94	11,348
Verint Systems Inc. (a)	145	9,763
Zebra Technologies Corp. - Class A (a)	51	19,792
		176,866
Utilities 9.4%
Ameren Corporation	150	11,715
Atmos Energy Corporation	70	6,666
CenterPoint Energy, Inc. (a) (c)	234	4,821
CenterPoint Energy, Inc.	317	6,870
CMS Energy Corp.	258	15,734
Edison International	166	10,459
Eversource Energy	190	16,427
NiSource Inc.	305	7,008
Pacific Gas And Electric Company (a)	1,473	18,355
Pinnacle West Capital Corp.	197	15,737
Public Service Enterprise Group Inc.	295	17,175
Sempra Energy	89	11,332
The AES Corporation	694	16,298
		158,597
Consumer Discretionary 8.9%
Aramark	265	10,212
Brunswick Corp.	173	13,229
Dollar Tree Inc. (a)	74	7,981
Grand Canyon Education, Inc. (a)	94	8,736
Lear Corporation	89	14,157
LKQ Corporation (a)	468	16,497
Mattel, Inc. (a)	495	8,634
Newell Brands Inc.	443	9,410
PVH Corp.	91	8,546
Six Flags Operations Inc.	104	3,553
Skechers U.S.A. Inc. - Class A (a)	248	8,911
The Wendy's Company	221	4,853
Toll Brothers Inc.	354	15,380
Tractor Supply Co.	38	5,316
Urban Outfitters Inc. (a)	274	7,007
Wyndham Hotels & Resorts, Inc.	134	7,980
		150,402
Health Care 8.8%
AmerisourceBergen Corporation	89	8,660
Boston Scientific Corporation (a)	274	9,869
Change Healthcare Inc. (a)	513	9,559
Dentsply Sirona Inc.	193	10,125
Elanco Animal Health (a)	248	7,599
Laboratory Corporation of America Holdings (a)	69	14,039
PerkinElmer Inc.	85	12,148
PRA Health Sciences, Inc. (a)	111	13,887
Premier Healthcare Solutions, Inc. - Class A	263	9,245
Quest Diagnostics Incorporated	99	11,795
Universal Health Services Inc. - Class B	99	13,673
Viatris, Inc. (a)	469	8,792
Zimmer Biomet Holdings, Inc.	121	18,611
		148,002
Materials 8.7%
Ashland Global Holdings Inc.	46	3,611
Axalta Coating Systems Ltd. (a)	438	12,493
Berry Global Group, Inc. (a)	179	10,072
Celanese Corp. - Class A	104	13,511
Corteva, Inc.	361	13,992
DuPont de Nemours, Inc.	207	14,738
Eastman Chemical Co.	210	21,097
FMC Corporation	71	8,209
Graphic Packaging Holding Company	762	12,903
PPG Industries, Inc.	31	4,471
Reynolds Consumer Products LLC	254	7,629
Vulcan Materials Co.	71	10,485
Westrock Company, Inc.	289	12,594
		145,805
Real Estate 7.0%
Boston Properties Inc.	58	5,477
Brixmor Property Group Inc.	549	9,084
Host Hotels & Resorts, Inc.	666	9,745
Life Storage Inc.	151	18,018
Medical Properties Trust, Inc.	577	12,578
Mid-America Apartment Communities, Inc.	110	13,983
Spirit Realty Capital, Inc.	170	6,817
Sun Communities Inc.	100	15,252
VICI Properties Inc.	561	14,316

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
W.P. Carey Inc.	168	11,826
		117,096
Consumer Staples 6.1%
Albertsons Companies, Inc. - Class A (b)	676	11,881
Archer-Daniels-Midland Company	255	12,867
BJ's Wholesale Club Holdings, Inc. (a)	122	4,553
Coca-Cola European Partners PLC	224	11,188
Energizer Holdings, Inc.	251	10,587
Ingredion Inc.	104	8,175
JM Smucker Co.	91	10,471
Kellogg Co.	148	9,225
Performance Food Group Company (a)	84	3,988
Sanderson Farms Inc.	60	7,922
The Kroger Co.	369	11,723
		102,580
Energy 4.1%
Cabot Oil & Gas Corp.	415	6,749
Diamondback Energy, Inc.	140	6,790
Equitrans Midstream Corp.	279	2,243
Halliburton Company	316	5,978
Hess Corporation	170	8,987
Pioneer Natural Resources Co.	98	11,194
Plains GP Holdings, L.P. - Class A (a)	884	7,470
Targa Resources Corp.	203	5,352
Valero Energy Corporation	129	7,283
WPX Energy, Inc. - Class A (a)	787	6,417
		68,463
Communication Services 1.4%
Electronic Arts Inc.	71	10,154
Liberty Broadband Corp. - Series C (a)	85	13,460
		23,614
Total Common Stocks (cost $1,368,205)		1,675,695
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.07% (d) (e)	11,658	11,658
Investment Companies 0.2%
JNL Government Money Market Fund, 0.02% (d) (e)	3,963	3,963
Total Short Term Investments (cost $15,621)		15,621
Total Investments 100.6% (cost $1,383,826)		1,691,316
Other Assets and Liabilities, Net (0.6)%		(9,730)
Total Net Assets 100.0%		1,681,586

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.4%
Health Care 18.7%
Biogen Inc. (a)	79	19,349
Bristol-Myers Squibb Company	338	20,992
Cerner Corp.	146	11,485
Gilead Sciences, Inc.	328	19,101
Medtronic Public Limited Company	189	22,119
Merck & Co., Inc.	247	20,200
Pfizer Inc.	522	19,218
Veeva Systems Inc. - Class A (a)	35	9,546
Zimmer Biomet Holdings, Inc.	144	22,262
		164,272
Financials 17.5%
American Express Company (a)	98	11,846
Bank of America Corporation	764	23,156
Berkshire Hathaway Inc. - Class B (a)	93	21,598
BlackRock, Inc.	17	12,046
The Bank of New York Mellon Corporation (b)	267	11,312
The Charles Schwab Corporation	494	26,186
U.S. Bancorp	508	23,664
Wells Fargo & Company	786	23,725
		153,533
Information Technology 17.4%
Applied Materials, Inc.	161	13,926
Aspen Technology, Inc. (a)	161	21,002
Blackbaud, Inc. (a)	349	20,085
Guidewire Software, Inc. (a)	89	11,413
Intel Corporation	412	20,548
Lam Research Corp.	30	13,955
Microchip Technology Incorporated	91	12,523
Microsoft Corporation	44	9,786
Salesforce.Com, Inc. (a)	85	19,013
The Western Union Company	489	10,723
		152,974
Industrials 12.2%
Emerson Electric Co.	143	11,507
General Dynamics Corporation	137	20,410
Lockheed Martin Corporation	56	19,731
Northrop Grumman Systems Corp.	36	10,924
Raytheon BBN Technologies Corp.	311	22,233
The Boeing Company (a)	105	22,366
		107,171
Consumer Staples 10.7%
Altria Group, Inc.	480	19,697
Constellation Brands, Inc. - Class A	106	23,185
Kellogg Co.	316	19,646
Philip Morris International Inc.	253	20,960
The Coca-Cola Company	202	11,102
		94,590
Consumer Discretionary 8.5%
Amazon.com, Inc. (a)	6	20,809
McDonald's Corporation	52	11,197
Polaris Industries Inc.	98	9,366
Tiffany & Co.	83	10,912
Yum! Brands, Inc.	205	22,270
		74,554
Communication Services 5.5%
Alphabet Inc. - Class A (a)	6	10,735
Comcast Corporation - Class A	213	11,143
John Wiley & Sons Inc. - Class A	580	26,499
		48,377
Materials 5.2%
Compass Minerals International, Inc.	344	21,238
Corteva, Inc.	626	24,219
		45,457
Energy 2.5%
Cheniere Energy, Inc. (a)	370	22,220
Utilities 1.2%
Dominion Energy, Inc.	147	11,021
Total Common Stocks (cost $773,790)		874,169
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.02% (b) (c)	3,332	3,332
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (d) (e)	330	330
Total Short Term Investments (cost $3,662)		3,662
Total Investments 99.8% (cost $777,452)		877,831
Other Derivative Instruments 0.0%		34
Other Assets and Liabilities, Net 0.2%		1,325
Total Net Assets 100.0%		879,190

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	—	10,874	—	—	—	438	11,312	1.3

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	28	March 2021	5,137	34	112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
GOVERNMENT AND AGENCY OBLIGATIONS 31.0%
U.S. Government Agency Obligations 31.0%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.63%, 04/23/21 (a)	1,100	1,108
0.25%, 07/27/21 (a)	400	400
Federal Home Loan Bank of New York
0.07%, 03/22/21 (a)	930	930
Federal Home Loan Mortgage Corporation
1.13%, 08/12/21 (a)	600	604
Federal National Mortgage Association, Inc.
2.75%, 06/22/21 (a)	920	932
Total Government And Agency Obligations (cost $3,974)		3,974
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.4%
Fifth Third Auto Trust
Series 2019-A2B-1, 0.33%, (1 Month USD LIBOR + 0.17%), 01/15/21 (b)	4	4
Ford Credit Auto Lease Trust
Series 2019-A2B-B, 0.42%, (1 Month USD LIBOR + 0.26%), 02/15/21 (b)	136	136
Series 2019-A2A-A, REMIC, 2.78%, 02/15/22	1	1
Verizon Owner Trust
Series 2019-A1B-C, 0.57%, (1 Month USD LIBOR + 0.42%), 11/21/22 (b)	300	301
Total Non-U.S. Government Agency Asset-Backed Securities (cost $442)		442
CORPORATE BONDS AND NOTES 1.6%
Energy 1.6%
Chevron Corporation
0.71%, (3 Month USD LIBOR + 0.48%), 03/03/22 (b)	200	201
Total Corporate Bonds And Notes (cost $201)		201
SHORT TERM INVESTMENTS 55.8%
U.S. Treasury Bill 43.6%
Treasury, United States Department of
0.09%, 04/01/21 (c)	2,795	2,794
0.09%, 04/08/21 (c)	2,795	2,794
		5,588
Investment Companies 12.2%
JNL Government Money Market Fund, 0.02% (d) (e)	1,562	1,562
Total Short Term Investments (cost $7,150)		7,150
Total Investments 91.8% (cost $11,767)		11,767
Other Derivative Instruments 1.8%		234
Other Assets and Liabilities, Net 6.4%		821
Total Net Assets 100.0%		12,822

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The coupon rate represents the yield to maturity.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	7	March 2021	356	(11)	(10)
Brent Crude	14	April 2021	685	1	38
Cattle Feeder	3	March 2021	211	1	(1)
Cocoa	8	March 2021	199	—	9
Coffee "C"	4	March 2021	173	4	19
Copper	7	March 2021	551	(5)	65
Corn	50	March 2021	993	24	217
Cotton No. 2	7	March 2021	241	1	32
Crude Oil, WTI	10	June 2021	463	1	23
Gasoline, RBOB	11	March 2021	597	4	57
Gold, 100 Oz.	6	February 2021	1,132	1	5
KC HRW Wheat	15	March 2021	407	2	45
Lead	12	March 2021	614	(15)	(15)
Lean Hogs	9	April 2021	244	4	16
Live Cattle	5	May 2021	235	1	4
Low Sulfur Gasoil	9	March 2021	366	(4)	16
Natural Gas	12	March 2021	305	12	(2)
New York Harbor ULSD	12	March 2021	710	(3)	39
Nickel	5	March 2021	523	(24)	(24)
Platinum	9	April 2021	469	—	17
Silver	3	March 2021	369	(2)	27
Soybean	8	March 2021	413	4	111
Soybean Meal	15	March 2021	519	2	125
Soybean Oil	10	March 2021	199	3	55
Sugar No. 11	11	May 2021	157	3	34
Wheat	15	March 2021	451	—	30
Zinc	9	March 2021	637	(20)	(18)
				(16)	914

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
CORPORATE BONDS AND NOTES 49.5%
Energy 8.4%
Antero Midstream Partners LP
5.38%, 09/15/24	280	274
7.88%, 05/15/26 (a)	675	701
5.75%, 03/01/27 - 01/15/28 (a)	375	367
Antero Resources Corporation
8.38%, 07/15/26 (a)	110	112
Apache Corporation
4.88%, 11/15/27	220	233
4.38%, 10/15/28	405	422
5.10%, 09/01/40	125	134
4.75%, 04/15/43	305	315
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	600	625
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	1,055	1,003
9.00%, 11/01/27 (a)	286	318
8.25%, 12/31/28 (a)	165	164
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	220	234
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (b)	2,835	3,147
Buckeye Partners, L.P.
4.35%, 10/15/24	355	364
4.13%, 03/01/25 (a)	565	574
3.95%, 12/01/26	50	51
4.13%, 12/01/27	780	795
4.50%, 03/01/28 (a)	520	537
5.85%, 11/15/43	180	177
Canadian Natural Resources Limited
4.95%, 06/01/47	850	1,064
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	960	1,011
4.50%, 10/01/29	1,455	1,538
Comstock Escrow Corporation
9.75%, 08/15/26	380	412
Comstock Resources, Inc.
9.75%, 08/15/26	315	336
CrownRock, L.P.
5.63%, 10/15/25 (a)	835	852
DCP Midstream Operating, LP
5.63%, 07/15/27	365	405
5.13%, 05/15/29	475	527
5.60%, 04/01/44	545	562
DCP Midstream, LP
5.85%, 05/21/43 (a)	490	425
Double Eagle III Midco 1 LLC
7.75%, 12/15/25 (a)	565	599
Ecopetrol S.A.
5.88%, 05/28/45	345	417
Energy Transfer LP
6.63%, (100, 02/15/28) (b)	3,465	2,933
7.13%, (100, 05/15/30) (b)	4,615	4,412
6.25%, 04/15/49	1,030	1,251
Enlink Midstream, LLC
4.15%, 06/01/25	15	15
4.85%, 07/15/26	250	244
5.63%, 01/15/28 (a)	150	153
5.05%, 04/01/45	195	155
5.45%, 06/01/47	105	85
EQM Midstream Partners, LP
6.00%, 07/01/25 (a)	185	202
4.13%, 12/01/26	485	492
6.50%, 07/01/27 (a)	95	107
5.50%, 07/15/28	935	1,017
Genesis Energy, L.P.
6.50%, 10/01/25	330	321
6.25%, 05/15/26	605	568
8.00%, 01/15/27	155	155
Global Partners LP
6.88%, 01/15/29 (a)	175	190
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	410	437
Hilcorp Energy I, L.P.
5.75%, 10/01/25 (a)	175	176
6.25%, 11/01/28 (a)	310	317
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (a)	90	121
Kinder Morgan, Inc.
5.55%, 06/01/45	3,367	4,320
Lukoil Securities B.V.
3.88%, 05/06/30 (a)	400	434
Matador Resources Company
5.88%, 09/15/26	775	759
MPLX LP
4.70%, 04/15/48	3,495	4,142
MV24 Capital B.V.
6.75%, 06/01/34 (a)	449	493
NuStar Logistics, L.P.
5.75%, 10/01/25	260	276
Occidental Petroleum Corporation
5.88%, 09/01/25	780	830
5.50%, 12/01/25	550	573
3.20%, 08/15/26	2,570	2,403
3.50%, 08/15/29	3,105	2,832
6.13%, 01/01/31	185	198
4.30%, 08/15/39	1,140	961
Parsley Energy, LLC
5.25%, 08/15/25 (a)	340	354
PDC Energy, Inc.
5.75%, 05/15/26	830	858
Petrobras Global Finance B.V.
5.60%, 01/03/31	280	321
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 11/15/26 (c) (d) (e) (f)	5,862	209
Petroleos Mexicanos
4.75%, 02/26/29, EUR (f)	100	123
7.69%, 01/23/50	715	722
Plains All American Pipeline, L.P.
4.65%, 10/15/25	2,323	2,595
3.55%, 12/15/29	4,094	4,266
Range Resources Corporation
5.00%, 08/15/22	380	381
9.25%, 02/01/26	405	423
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	122
Tallgrass Energy Partners, LP
5.50%, 09/15/24 - 01/15/28 (a)	650	662
7.50%, 10/01/25 (a)	825	890
6.00%, 03/01/27 (a)	220	228
6.00%, 12/31/30 (a)	295	304
Targa Resource Corporation
4.25%, 11/15/23	795	799
5.13%, 02/01/25	50	51
5.88%, 04/15/26	45	47
5.38%, 02/01/27	50	53
6.50%, 07/15/27	45	49
5.00%, 01/15/28	50	53
6.88%, 01/15/29	45	51
5.50%, 03/01/30	670	727
4.88%, 02/01/31 (a)	285	310
Western Midstream Operating, LP
4.10%, 02/01/25 (g) (h)	110	113
5.05%, 02/01/30 (g) (h)	1,475	1,639
5.30%, 03/01/48	180	178
6.25%, 02/01/50 (g) (h)	10	11
WPX Energy, Inc.
5.25%, 09/15/24	115	125
5.75%, 06/01/26	335	352
5.88%, 06/15/28	795	866
		68,149
Financials 7.5%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28 (f)	250	263

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	4,018
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	705	753
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	645	669
5.63%, 01/15/29 (a)	455	474
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (b) (i)	200	214
Banco de Bogotá S.A.
6.25%, 05/12/26 (a)	375	434
Banco do Brasil S.A
9.00%, (100, 06/18/24) (a) (b)	310	347
Banco Santander, S.A.
7.50%, (100, 02/08/24) (b) (f) (i)	800	885
Bangkok Bank Public Company Limited
3.73%, 09/25/34 (a)	305	318
Bank of America Corporation
5.13%, (100, 06/20/24) (b)	396	417
6.25%, (100, 09/05/24) (b)	467	518
3.97%, 03/05/29	1,195	1,392
Barclays PLC
6.13%, (100, 12/15/25) (b) (i)	855	922
BNP Paribas
4.50%, (100, 02/25/30) (a) (b) (i)	450	452
6.63%, (100, 03/25/24) (a) (b) (i)	298	325
7.38%, (100, 08/19/25) (a) (b) (i)	342	396
Capital One Financial Corporation
4.03%, (3 Month USD LIBOR + 3.80%), (100, 03/01/21) (b) (j)	320	318
Citigroup Inc.
4.00%, (100, 12/10/25) (b)	445	457
4.70%, (100, 01/30/25) (b)	305	313
5.00%, (100, 09/12/24) (b)	403	418
5.90%, (100, 02/15/23) (b)	336	353
2.98%, 11/05/30	1,125	1,238
Citizens Financial Group, Inc.
6.00%, (100, 07/06/23) (b)	275	279
6.38%, (100, 04/06/24) (b)	368	385
Comerica Incorporated
5.63%, (100, 07/01/25) (b)	270	300
Credit Suisse Group AG
5.10%, (100, 01/24/30) (a) (b)	265	275
5.25%, (100, 02/11/27) (a) (b)	950	1,007
6.38%, (100, 08/21/26) (a) (b)	307	342
Discover Financial Services
5.50%, (100, 10/30/27) (b)	636	681
6.13%, (100, 06/23/25) (b)	135	152
Dresdner Bank AG
7.00%, (100, 04/09/25) (b) (f)	400	428
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (b) (f)	320	341
Equitable Holdings, Inc.
5.00%, 04/20/48	1,935	2,522
Fifth Third Bancorp
4.50%, (100, 09/30/25) (b)	135	144
5.10%, (100, 06/30/23) (b)	547	555
Ford Motor Credit Company LLC
3.66%, 09/08/24	200	206
4.69%, 06/09/25	200	213
5.13%, 06/16/25	620	674
4.39%, 01/08/26	1,240	1,299
5.11%, 05/03/29	495	551
General Motors Financial Company, Inc.
5.10%, 01/17/24	1,335	1,488
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (a) (g) (k)	1,995	1,780
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (a)	315	336
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (a)	615	667
HUB International Limited
7.00%, 05/01/26 (a)	1,225	1,281
Huntington Bancshares Incorporated
5.63%, (100, 07/15/30) (b)	145	170
5.70%, (100, 04/15/23) (b)	504	510
ING Groep N.V.
5.75%, (100, 11/16/26) (b) (i)	846	920
6.50%, (100, 04/16/25) (b) (i)	245	270
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (b)	243	251
4.63%, (100, 11/01/22) (b)	459	456
5.00%, (100, 08/01/24) (b)	436	458
2.96%, 05/13/31	735	804
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (b) (i)	1,063	1,214
LPL Holdings, Inc.
5.75%, 09/15/25 (a)	785	812
4.63%, 11/15/27 (a)	400	414
M&T Bank Corporation
5.00%, (100, 08/01/24) (b)	206	218
Morgan Stanley
3.85%, (3 Month USD LIBOR + 3.61%), (100, 01/15/21) (b) (j)	1,405	1,394
NatWest Group PLC
6.00%, (100, 12/29/25) (b) (i)	595	651
3.03%, 11/28/35 (i)	3,060	3,161
Nielsen Finance LLC
5.00%, 04/15/22 (a)	111	111
Outfront Media Capital Corporation
5.00%, 08/15/27 (a)	527	541
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (a)	330	354
Rassman, Joel H.
4.35%, 02/15/28	160	178
Regions Financial Corporation
5.75%, (100, 06/15/25) (b)	135	151
Resideo Funding Inc.
6.13%, 11/01/26 (a)	715	754
Sasol Financing USA LLC
5.88%, 03/27/24	495	527
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (b) (f) (i)	800	831
Springleaf Finance Corporation
6.13%, 03/15/24	430	472
8.88%, 06/01/25	120	136
7.13%, 03/15/26	615	722
Synchrony Financial
2.85%, 07/25/22	4,710	4,867
The Bank of New York Mellon Corporation
4.63%, (100, 09/20/26) (b)	127	134
4.70%, (100, 09/20/25) (b)	60	66
The Charles Schwab Corporation
5.38%, (100, 06/01/25) (b)	230	256
The Goldman Sachs Group, Inc.
4.95%, (100, 02/10/25) (b)	225	238
5.30%, (100, 11/10/26) (b)	299	329
5.50%, (100, 08/10/24) (b)	156	171
4.02%, 10/31/38	682	832
The PNC Financial Services Group, Inc.
5.00%, (100, 11/01/26) (b)	90	99
Truist Financial Corporation
4.80%, (100, 09/01/24) (b)	598	630
5.05%, (100, 12/15/24) (b)	308	315
5.10%, (100, 03/01/30) (b)	135	154
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (b) (f) (i)	1,066	1,203
UniCredit S.p.A.
8.00%, (100, 06/03/24) (b) (f) (i)	200	216
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	790	831
Wells Fargo & Company
5.90%, (100, 06/15/24) (b)	384	411
2.57%, 02/11/31	1,830	1,941
		60,973
Consumer Discretionary 6.6%
Accor
2.63%, (100, 01/30/25), EUR (b) (f)	600	679

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
American Axle & Manufacturing, Inc.
6.88%, 07/01/28 (l)	545	586
Aramark Services, Inc.
5.00%, 04/01/25 (a)	760	781
6.38%, 05/01/25 (a)	595	636
5.00%, 02/01/28 (a)	1,985	2,091
Boyd Gaming Corporation
6.38%, 04/01/26	315	327
6.00%, 08/15/26	515	536
Carnival Corporation
11.50%, 04/01/23 (a)	1,900	2,196
7.63%, 03/01/26 (a)	110	120
9.88%, 08/01/27 (a)	540	625
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	1,440	1,504
5.38%, 04/15/27	165	169
5.25%, 07/15/29	150	154
Churchill Downs Incorporated
5.50%, 04/01/27 (a)	330	349
CPUK Mortgage Finance Limited
4.25%, 08/28/22, GBP (f)	286	391
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	1,330	1,343
Dealer Tire, LLC
8.00%, 02/01/28 (a)	450	472
Discovery Communications, LLC
3.63%, 05/15/30	1,860	2,132
Dufry One B.V.
2.00%, 02/15/27, EUR (f)	550	628
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	335	357
8.13%, 07/01/27 (a)	1,225	1,356
Ford Motor Company
9.63%, 04/22/30	465	658
7.45%, 07/16/31	120	154
4.75%, 01/15/43	535	543
5.29%, 12/08/46	535	558
Frontdoor, Inc.
6.75%, 08/15/26 (a)	365	390
General Motors Company
6.13%, 10/01/25	2,680	3,254
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	215	223
5.75%, 05/01/28 (a)	555	606
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	1,310	1,381
Jaguar Land Rover Automotive PLC
5.88%, 01/15/28 (a)	210	212
Ken Garff Automotive, LLC
4.88%, 09/15/28 (a)	490	509
KFC Holding Co.
5.25%, 06/01/26 (a)	530	551
L Brands, Inc.
9.38%, 07/01/25 (a)	145	178
5.25%, 02/01/28	205	214
6.63%, 10/01/30 (a)	770	851
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,060	2,224
NCL Corporation Ltd.
5.88%, 03/15/26 (a)	245	257
Next PLC
3.63%, 05/18/28, GBP (f)	300	450
NH Hotel Group, S.A.
3.75%, 10/01/23, EUR (f)	495	591
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	605	656
Penske Automotive Group, Inc.
5.50%, 05/15/26	215	223
Performance Food Group, Inc.
5.50%, 06/01/24 (a)	235	237
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (f) (l)	550	739
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	114	116
5.75%, 04/15/25 (a)	380	407
4.00%, 10/15/30 (a)	660	669
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	435	434
10.88%, 06/01/23 (a)	115	130
11.50%, 06/01/25 (a)	1,335	1,557
SAZKA Group a.s.
3.88%, 02/15/27, EUR (f)	100	117
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	265	273
8.25%, 03/15/26 (a)	500	538
7.00%, 05/15/28 (a)	1,030	1,106
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	445	483
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	360	372
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	435	435
5.50%, 04/15/27 (a) (l)	545	562
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (a)	1,455	1,579
Staples, Inc.
7.50%, 04/15/26 (a)	1,540	1,607
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (a)	430	462
5.88%, 06/15/27 (a)	410	464
5.75%, 01/15/28 (a)	540	611
5.13%, 08/01/30 (a)	830	929
Tenneco Inc.
7.88%, 01/15/29 (a)	435	488
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	515	583
The William Carter Company
5.63%, 03/15/27 (a)	270	284
TRI Pointe Homes, Inc.
5.25%, 06/01/27	370	401
5.70%, 06/15/28	875	989
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	370	397
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (a)	580	599
4.38%, 08/15/28 (a)	925	961
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	1,145	1,195
5.25%, 05/15/27 (a)	1,395	1,438
		53,277
Industrials 6.5%
AerCap Global Aviation Trust
6.50%, 06/15/45 (a)	280	287
Air Lease Corporation
2.30%, 02/01/25	2,860	2,951
American Airlines Group Inc.
3.75%, 03/01/25 (a) (l)	190	146
Amsted Industries Incorporated
4.63%, 05/15/30 (a)	610	645
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	905	945
ASGN Incorporated
4.63%, 05/15/28 (a)	1,000	1,041
ATS Automation Tooling Systems Inc.
4.13%, 12/15/28 (a)	135	137
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (a)	330	340
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	1,380	1,413
Berry Global Escrow Corporation
5.63%, 07/15/27 (a)	710	764
Berry Global, Inc.
4.50%, 02/15/26 (a)	725	742
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (a)	280	288
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	665	707

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Crown Americas LLC
4.25%, 09/30/26	550	605
Delta Air Lines, Inc.
7.38%, 01/15/26	1,145	1,312
General Electric Capital Corporation
5.88%, 01/14/38	3,060	4,133
General Electric Company
4.35%, 05/01/50	1,020	1,235
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	435	479
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	165	183
GW B-CR Security Corporation
9.50%, 11/01/27 (a)	360	400
Harsco Corporation
5.75%, 07/31/27 (a)	750	794
Howmet Aerospace Inc.
6.88%, 05/01/25	1,035	1,217
5.90%, 02/01/27	165	194
IAA Spinco Inc.
5.50%, 06/15/27 (a)	1,330	1,410
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (a)	290	313
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	455	468
Jeld-Wen, Inc.
4.63%, 12/15/25 (a)	505	518
4.88%, 12/15/27 (a)	840	886
KAR Auction Services, Inc.
5.13%, 06/01/25 (a)	1,630	1,676
Korn Ferry
4.63%, 12/15/27 (a)	940	979
Masonite International Corporation
5.75%, 09/15/26 (a)	1,075	1,125
5.38%, 02/01/28 (a)	215	230
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	60	61
7.25%, 04/15/25 (a)	1,035	1,051
Ply Gem Midco, LLC
8.00%, 04/15/26 (a)	673	707
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	1,750	1,919
6.25%, 01/15/28 (a)	800	858
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	425	436
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (a)	330	339
Rolls-Royce Group PLC
1.63%, 05/09/28, EUR (f)	550	625
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	320	332
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,090	1,189
Spirit AeroSystems, Inc.
5.50%, 01/15/25 (a)	200	211
7.50%, 04/15/25 (a)	1,265	1,362
SPX Flow, Inc.
5.88%, 08/15/26 (a)	325	339
Standard Industries Inc.
5.00%, 02/15/27 (a)	150	157
4.75%, 01/15/28 (a)	340	358
4.38%, 07/15/30 (a)	1,185	1,265
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	347	358
Terex Corporation
5.63%, 02/01/25 (a)	1,220	1,257
The ADT Security Corporation
4.88%, 07/15/32 (a)	680	737
The Boeing Company
5.81%, 05/01/50 (h)	2,795	3,845
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (l)	520	537
TransDigm Inc.
6.25%, 03/15/26 (a)	1,070	1,140
6.38%, 06/15/26	1,000	1,035
7.50%, 03/15/27	1,125	1,205
5.50%, 11/15/27	800	842
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a)	330	364
United Continental Holdings Inc.
4.25%, 10/01/22	160	161
United Rentals (North America), Inc.
5.25%, 01/15/30	215	239
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	705	745
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	210	228
		52,465
Communication Services 6.5%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	200	220
5.50%, 01/15/28 (a)	200	209
Altice France S.A.
7.38%, 05/01/26 (a)	1,330	1,399
6.00%, 02/15/28 (a)	1,695	1,724
AT&T Inc.
4.50%, 03/09/48	2,299	2,735
3.65%, 06/01/51	2,805	2,935
Banijay Group
6.50%, 03/01/26, EUR (f)	100	122
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	305	329
Cars.com Inc.
6.38%, 11/01/28 (a)	185	196
CCO Holdings, LLC
5.75%, 02/15/26 (a)	310	320
5.50%, 05/01/26 (a)	355	368
5.00%, 02/01/28 (a)	890	940
4.75%, 03/01/30 (a)	825	890
4.50%, 08/15/30 (a)	1,050	1,119
4.25%, 02/01/31 (a)	730	769
Charter Communications Operating, LLC
4.80%, 03/01/50	3,170	3,762
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)	128	131
Commscope, Inc.
7.13%, 07/01/28 (a)	320	341
CSC Holdings, LLC
5.50%, 05/15/26 (a)	1,000	1,041
7.50%, 04/01/28 (a)	310	350
5.75%, 01/15/30 (a)	2,135	2,340
4.63%, 12/01/30 (a)	445	465
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	194	198
DISH DBS Corporation
7.38%, 07/01/28	1,335	1,427
Dish Network Corporation
3.38%, 08/15/26 (i)	756	728
Fox Corporation
5.58%, 01/25/49	2,380	3,480
Frontier Communications Corporation
5.88%, 10/15/27 (a)	455	490
5.00%, 05/01/28 (a)	355	370
6.75%, 05/01/29 (a)	525	562
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	820	836
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	985	998
6.50%, 05/15/27 (a)	1,605	1,796
4.75%, 10/15/27 (a)	200	205
Lumen Technologies Inc.
4.50%, 01/15/29 (a)	475	483
Netflix, Inc.
5.88%, 11/15/28	105	126
6.38%, 05/15/29	100	124
5.38%, 11/15/29 (a)	315	371
Outfront Media Capital Corporation
4.63%, 03/15/30 (a)	220	224

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Radiate HoldCo, LLC
4.50%, 09/15/26 (a)	240	247
6.50%, 09/15/28 (a)	595	625
Scripps Escrow II, Inc.
5.38%, 01/15/31 (a)	195	205
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	360	376
5.00%, 08/01/27 (a)	865	918
5.50%, 07/01/29 (a)	1,810	1,996
4.13%, 07/01/30 (a)	365	388
Sprint Corporation
7.13%, 06/15/24	630	736
7.63%, 03/01/26	355	441
8.75%, 03/15/32	550	871
T-Mobile USA, Inc.
4.50%, 04/15/50 (a)	2,355	2,915
ViacomCBS Inc.
4.95%, 01/15/31	1,390	1,742
4.20%, 05/19/32	1,790	2,157
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	205	213
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (a)	510	531
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (a)	790	820
Vodafone Group Public Limited Company
5.25%, 05/30/48	1,550	2,151
		52,455
Consumer Staples 3.5%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,715	2,168
4.75%, 04/15/58	1,505	1,958
APX Group, Inc.
7.63%, 09/01/23	390	405
8.50%, 11/01/24	95	100
6.75%, 02/15/27 (a)	290	312
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (a) (l)	1,060	1,078
BAT Capital Corp.
4.91%, 04/02/30	1,430	1,727
3.73%, 09/25/40	2,535	2,649
BRF S.A.
4.88%, 01/24/30 (a)	335	364
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,275	1,369
Energizer Holdings, Inc.
4.75%, 06/15/28 (a)	1,240	1,305
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (a)	2,880	3,573
Kraft Heinz Foods Company
5.20%, 07/15/45	520	616
4.88%, 10/01/49 (a)	860	995
Minerva Luxembourg S.A.
6.50%, 09/20/26 (a)	390	411
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a)	1,390	1,364
Nielsen Finance LLC
5.63%, 10/01/28 (a)	660	718
5.88%, 10/01/30 (a)	620	702
Performance Food Group Company
5.50%, 10/15/27 (a)	775	817
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (l)	95	102
Post Holdings, Inc.
5.75%, 03/01/27 (a)	650	688
5.63%, 01/15/28 (a)	785	839
5.50%, 12/15/29 (a)	1,045	1,142
4.63%, 04/15/30 (a)	445	468
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	220	219
Upjohn Inc.
4.00%, 06/22/50 (a)	1,790	2,039
		28,128
Health Care 3.2%
AbbVie Inc.
4.70%, 05/14/45	2,130	2,768
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (a)	605	650
5.00%, 04/15/29 (a)	175	187
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	840	865
8.50%, 01/31/27 (a)	165	184
5.75%, 08/15/27 (a)	410	441
5.00%, 01/30/28 (a)	790	814
Centene Corporation
5.38%, 08/15/26 (a)	160	169
Community Health Systems, Inc.
8.13%, 06/30/24 (a)	200	208
6.63%, 02/15/25 (a)	105	111
5.63%, 03/15/27 (a)	200	215
6.00%, 01/15/29 (a)	220	237
CVS Health Corporation
5.05%, 03/25/48	2,685	3,634
DaVita Inc.
4.63%, 06/01/30 (a)	465	494
Encompass Health Corporation
4.63%, 04/01/31	380	403
Endo Designated Activity Company
5.88%, 10/15/24 (a)	770	779
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (a)	450	281
HCA Inc.
7.69%, 06/15/25	610	733
5.38%, 09/01/26	530	608
5.63%, 09/01/28	865	1,020
5.88%, 02/01/29	155	187
5.25%, 06/15/49	1,810	2,386
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	605	642
7.25%, 02/01/28 (a)	710	749
Tenet Healthcare Corporation
6.75%, 06/15/23	580	623
7.00%, 08/01/25	425	439
4.63%, 06/15/28 (a)	170	179
6.13%, 10/01/28 (a)	3,760	3,915
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a)	385	331
Teva Pharmaceutical Finance Netherlands II B.V.
1.63%, 10/15/28, EUR (f)	200	215
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	500	481
West Street Merger Sub, Inc.
6.38%, 09/01/25 (a)	790	813
		25,761
Materials 2.1%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a)	915	1,001
ArcelorMittal
7.25%, 10/15/39 (g) (h)	455	638
7.00%, 03/01/41 (g) (h)	160	222
Arconic Corporation
6.13%, 02/15/28 (a)	450	485
CEMEX S.A.B. de C.V.
7.38%, 06/05/27 (a)	305	346
5.20%, 09/17/30 (a)	150	165
First Quantum Minerals Ltd
6.88%, 03/01/26 (a)	535	559
6.88%, 10/15/27 (a)	760	824
Freeport-McMoRan Inc.
5.00%, 09/01/27	160	170
4.13%, 03/01/28	110	115
5.25%, 09/01/29	420	467
4.25%, 03/01/30	110	118
5.40%, 11/14/34	555	694
5.45%, 03/15/43	1,345	1,675
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	800	812

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
H.B. Fuller Company
4.25%, 10/15/28	965	991
Hudbay Minerals Inc.
7.63%, 01/15/25 (a)	475	494
6.13%, 04/01/29 (a)	370	400
Illuminate Buyer LLC
9.00%, 07/01/28 (a)	130	144
Ingevity Corporation
3.88%, 11/01/28 (a)	440	442
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (a)	324	367
Minera Mexico, S.A. de C.V.
4.50%, 01/26/50 (a)	325	375
Nouryon Finance B.V.
8.00%, 10/01/26 (a) (l)	530	565
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	405	423
5.25%, 06/01/27 (a)	992	1,059
Novelis Corporation
5.88%, 09/30/26 (a)	155	162
4.75%, 01/30/30 (a)	260	280
Olin Corporation
5.63%, 08/01/29	365	396
Sealed Air Corporation
5.50%, 09/15/25 (a)	325	363
Silgan Holdings Inc.
4.75%, 03/15/25	340	345
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (a)	390	417
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	850	870
Tronox Incorporated
6.50%, 04/15/26 (a)	430	448
White Cap Buyer LLC
6.88%, 10/15/28 (a)	185	197
		17,029
Utilities 2.0%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	310	330
Calpine Corporation
4.50%, 02/15/28 (a)	1,800	1,880
5.13%, 03/15/28 (a)	355	374
4.63%, 02/01/29 (a)	577	592
5.00%, 02/01/31 (a)	1,079	1,126
Centrica PLC
3.00%, 04/10/76, EUR (f) (h)	700	859
Dominion Energy, Inc.
4.65%, (100, 12/15/24) (b)	205	216
Exelon Corporation
4.70%, 04/15/50	890	1,181
FirstEnergy Corp.
4.85%, 07/15/47 (g) (h)	650	806
NRG Energy, Inc.
7.25%, 05/15/26	155	164
5.25%, 06/15/29 (a)	160	176
Pacific Gas And Electric Company
3.30%, 08/01/40 (l)	1,285	1,286
4.30%, 03/15/45	2,375	2,539
Talen Energy Supply, LLC
10.50%, 01/15/26 (a)	405	360
7.25%, 05/15/27 (a)	610	648
6.63%, 01/15/28 (a)	30	31
7.63%, 06/01/28 (a)	155	167
The Southern Company
4.00%, 01/15/51	3,180	3,360
		16,095
Real Estate 1.8%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	550	557
CSL Capital, LLC
6.00%, 04/15/23 (a)	375	383
EPR Properties
4.50%, 06/01/27	620	619
4.95%, 04/15/28	160	161
3.75%, 08/15/29	1,105	1,050
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	1,965	2,013
Iron Mountain Incorporated
5.25%, 03/15/28 - 07/15/30 (a)	1,635	1,733
5.00%, 07/15/28 (a)	195	207
4.88%, 09/15/27 - 09/15/29 (a)	1,150	1,209
5.63%, 07/15/32 (a)	1,730	1,914
New World Development Company Limited
4.13%, 07/18/29 (f)	320	335
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	270	292
Realogy Group LLC
4.88%, 06/01/23 (a) (l)	325	332
7.63%, 06/15/25 (a)	345	374
9.38%, 04/01/27 (a)	780	865
RHP Hotel Properties, LP
4.75%, 10/15/27	1,180	1,216
Uniti Group Inc.
7.88%, 02/15/25 (a)	1,250	1,342
		14,602
Information Technology 1.4%
Amkor Technology, Inc.
6.63%, 09/15/27 (a)	670	727
Broadcom Inc.
4.15%, 11/15/30	2,025	2,342
CDK Global, Inc.
5.88%, 06/15/26	160	168
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,160	1,221
8.25%, 03/01/27 (a)	495	530
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	694	710
J2 Cloud Services, LLC
4.63%, 10/15/30 (a)	480	510
Open Text Corporation
5.88%, 06/01/26 (a)	325	338
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	395	418
8.25%, 02/01/28 (a)	650	717
Rackspace Technology, Inc.
5.38%, 12/01/28 (a)	505	529
Science Applications International Corporation
4.88%, 04/01/28 (a)	940	1,000
Solera, LLC
10.50%, 03/01/24 (a)	775	804
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	975	1,041
		11,055
Total Corporate Bonds And Notes (cost $376,695)		399,989
GOVERNMENT AND AGENCY OBLIGATIONS 46.2%
Mortgage-Backed Securities 24.6%
Federal National Mortgage Association, Inc.
TBA, 2.00%, 01/15/36 - 01/15/51 (m)	69,215	72,069
TBA, 2.50%, 01/15/51 (m)	65,975	69,570
TBA, 3.00%, 01/15/51 (m)	3,805	3,986
Government National Mortgage Association
TBA, 2.00%, 01/15/51 (m)	13,350	13,965
TBA, 2.50%, 01/15/51 (m)	36,825	38,987
		198,577
Collateralized Mortgage Obligations 7.1%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 2.80%, (1 Month USD LIBOR + 2.65%), 12/26/29 (j)	5,327	5,335
Interest Only, Series 2020-X1-RR3, REMIC, 1.71%, 07/27/28 (j)	18,440	2,080
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (j)	8,100	954
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (j)	19,725	2,783
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (j)	5,615	509
Series 2017-M2-DNA1, REMIC, 3.40%, (1 Month USD LIBOR + 3.25%), 07/25/29 (j)	1,740	1,782

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Series 2017-M2-DNA2, REMIC, 3.60%, (1 Month USD LIBOR + 3.45%), 10/25/29 (j)	1,960	2,021
Series 2017-M2-DNA3, REMIC, 2.65%, (1 Month USD LIBOR + 2.50%), 03/25/30 (j)	5,672	5,740
Series 2018-M2-HQA1, REMIC, 2.45%, (1 Month USD LIBOR + 2.30%), 09/25/30 (j)	2,218	2,205
Interest Only, Series SP-4150, REMIC, 5.99%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (j)	2,720	488
Interest Only, Series SA-4456, REMIC, 5.99%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (j)	1,954	390
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	3,284	552
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 3.80%, (1 Month USD LIBOR + 3.65%), 09/25/29 (j)	4,185	4,271
Interest Only, Series C26-413, 4.00%, 07/01/42	3,885	558
Series 2017-1M2-C03, REMIC, 3.15%, (1 Month USD LIBOR + 3.00%), 10/25/29 (j)	4,039	4,074
Series 2017-2M2-C04, REMIC, 3.00%, (1 Month USD LIBOR + 2.85%), 11/26/29 (j)	1,340	1,345
Series 2017-1M2-C06, REMIC, 2.80%, (1 Month USD LIBOR + 2.65%), 02/25/30 (j)	3,983	3,999
Series 2017-2M2-C06, REMIC, 2.95%, (1 Month USD LIBOR + 2.80%), 02/25/30 (j)	3,994	4,013
Series 2017-1M2-C07, REMIC, 2.55%, (1 Month USD LIBOR + 2.40%), 05/28/30 (j)	644	639
Series 2017-2M2-C07, REMIC, 2.65%, (1 Month USD LIBOR + 2.50%), 05/28/30 (j)	2,603	2,597
Series 2018-1M2-C01, REMIC, 2.40%, (1 Month USD LIBOR + 2.25%), 07/25/30 (j)	2,289	2,278
Series 2018-2M2-C02, REMIC, 2.35%, (1 Month USD LIBOR + 2.20%), 08/26/30 (j)	1,384	1,371
Series 2018-1M2-C05, REMIC, 2.50%, (1 Month USD LIBOR + 2.35%), 01/27/31 (j)	3,070	3,072
Interest Only, Series 2019-DS-49, REMIC, 6.00%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (j)	2,971	687
Interest Only, Series 2013-SY-72, REMIC, 6.00%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (j)	3,553	685
Interest Only, Series 2018-ST-18, REMIC, 5.95%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (j)	3,940	656
Interest Only, Series 2016-HS-31, REMIC, 5.85%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (j)	2,673	440
Interest Only, Series 2016-SA-62, REMIC, 5.85%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (j)	3,144	782
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 6.05%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (j)	3,601	660
		56,966
U.S. Treasury Inflation Indexed Securities 6.3%
Treasury, United States Department of
0.63%, 01/15/26 (n)	14,427	16,100
1.00%, 02/15/46 - 02/15/48 (n)	19,286	26,632
0.25%, 02/15/50 (n)	6,507	7,745
		50,477
U.S. Treasury Note 3.6%
Treasury, United States Department of
0.50%, 03/31/25	5,000	5,045
1.63%, 02/15/26	5,240	5,572
2.88%, 08/15/28	9,120	10,589
0.63%, 05/15/30	8,355	8,166
		29,372
U.S. Treasury Bond 3.4%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,371
2.75%, 08/15/42	7,315	9,059
3.13%, 02/15/43	8,390	10,994
2.25%, 08/15/46	2,615	2,984
1.25%, 05/15/50	2,000	1,813
		27,221
Sovereign 0.7%
Angola, Government of
9.38%, 05/08/48 (a)	620	584
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (a)	495	540
Costa Rica Reps
7.00%, 04/04/44 (a)	370	340
Dominican Republic International Bond
6.85%, 01/27/45 (a)	290	353
Gabon, Government of
6.63%, 02/06/31 (a)	320	329
Ghana, Government of
10.75%, 10/14/30 (a)	195	261
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 (a) (g)	160	103
Government of the Sultanate of Oman
6.75%, 01/17/48 (a)	420	416
Kingdom of Bahrain
5.45%, 09/16/32 (a)	180	189
People's Government of Inner Mongolia Autonomous Region
5.63%, 05/01/23 (a)	325	342
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (c) (d) (e) (f)	477	17
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (a) (g)	403	405
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (a)	270	273
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (c) (d) (e) (f)	1,719	155
Sharjah, Government of
4.00%, 07/28/50 (a)	305	311
The Arab Republic of Egypt
8.50%, 01/31/47 (a)	625	707
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (a)	70	40
The Republic of Indonesia, The Government of
5.25%, 01/17/42 (a)	300	388
		5,753
Municipal 0.5%
Dormitory Authority State of New York
4.00%, 02/15/47	890	1,038
Empire State Development Corporation
4.00%, 03/15/43	890	1,047
Texas Water Development Board
4.00%, 10/15/54	555	664
Waller I.S.D. Education Foundation
4.00%, 02/15/50	890	1,080
Ysleta Independent School District
4.00%, 08/15/52	510	611
		4,440
Total Government And Agency Obligations (cost $362,705)		372,806
SENIOR FLOATING RATE INSTRUMENTS 7.9%
Information Technology 1.7%
Almonde, Inc.
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (j)	134	134
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (j)	1,028	1,026
Barracuda Networks, Inc.
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/12/25 (j)	99	99
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (j)	304	303
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.60%, (3 Month USD LIBOR + 2.50%), 04/05/25 (j)	184	181
CommScope, Inc.
2019 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/07/26 (j)	437	433

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.15%, (1 Month USD LIBOR + 5.00%), 01/04/26 (j)	302	284
Dell International L.L.C.
2019 Term Loan B, 2.75%, (1 Month USD LIBOR + 2.00%), 09/11/25 (j)	186	186
DiscoverOrg, LLC
2019 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 01/25/26 (j)	619	619
EIG Investors Corp.
2018 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/09/23 (j)	362	361
Emerald TopCo Inc
Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 07/16/26 (j)	458	452
Epicor Software Corporation
2020 Term Loan, 5.25%, (1 Month USD LIBOR + 4.25%), 07/21/27 (j)	613	616
Flexera Software LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/24/25 (j)	436	434
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 01/26/28 (j) (o)	276	276
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B, 4.14%, (3 Month USD LIBOR + 4.00%), 10/08/27 (j)	184	184
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (j)	86	86
GT Polaris, Inc.
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/04/27 (j)	355	356
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (j)	655	655
IGT Holding IV AB
USD Term Loan B2, 4.75%, (3 Month USD LIBOR + 3.75%), 07/24/24 (j)	140	136
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 11/22/27 (j)	320	319
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 09/29/24 (j)	668	668
Navicure, Inc.
2019 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 09/18/26 (j)	328	327
Playtika Holding Corp
Term Loan B, 7.00%, (6 Month USD LIBOR + 6.00%), 12/03/24 (j)	501	503
Presidio, Inc.
2020 Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 12/19/26 (j)	434	432
Project Alpha Intermediate Holding, Inc.
2019 Incremental Term Loan B, 4.47%, (3 Month USD LIBOR + 4.25%), 04/26/24 (j)	178	177
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (j)	252	249
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 11/03/23 (j)	1,249	1,246
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (j)	410	410
Redstone Buyer LLC
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/01/27 (j)	620	622
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (j)	134	134
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/01/26 (j)	360	357
Solera, LLC
USD Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/03/23 (j)	272	270
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (j)	355	355
Tech Data Corporation
ABL FILO Term Loan, 5.65%, (1 Month USD LIBOR + 5.50%), 06/30/25 (j) (p)	620	618
Tibco Software Inc.
2020 Term Loan B3, 3.90%, (1 Month USD LIBOR + 3.75%), 07/03/26 (j)	168	164
Ultimate Software Group Inc(The)
2020 Incremental Term Loan B, 4.24%, (3 Month USD LIBOR + 4.00%), 05/03/26 (j)	94	95
VS Buyer, LLC
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/19/27 (j)	139	138
		13,905
Consumer Discretionary 1.1%
Adient US LLC
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 04/25/24 (j)	457	456
Term Loan B, 4.46%, (3 Month USD LIBOR + 4.25%), 04/25/24 (j)	155	155
Bass Pro Group, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 11/15/23 (j)	1,131	1,133
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 12/23/24 (j)	311	305
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (j)	113	113
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (j)	226	226
Carnival Corporation
USD Term Loan B, 8.50%, (1 Month USD LIBOR + 7.50%), 06/29/25 (j)	468	481
Creative Artists Agency, LLC
2019 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/19/26 (j)	257	254
Dealer Tire, LLC
2020 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 12/19/25 (j)	266	265
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (j)	285	282
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 06/10/24 (j)	320	312
Learning Care Group, Inc.
2018 1st Lien Term Loan, 3.50%, (3 Month USD LIBOR + 3.25%), 03/13/25 (j)	35	33
2018 1st Lien Term Loan, 4.25%, (6 Month USD LIBOR + 3.25%), 03/13/25 (j)	97	91
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 03/13/25 (j)	387	365
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 01/24/27 (j)	219	214
Milano Acquisition Corp
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (j)	345	344
Numericable Group SA
USD Term Loan B11, 2.90%, (1 Month USD LIBOR + 2.75%), 07/31/25 (j)	801	783
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 03/13/26 (j)	344	342
PetSmart, Inc.
Consenting Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/11/22 (j)	620	618
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 08/14/24 (j)	228	222
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.75%, (1 Month USD LIBOR + 3.00%), 03/01/24 (j)	257	250
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 09/30/26 (j)	374	373
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (j)	275	285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Staples, Inc.
7 Year Term Loan, 5.21%, (3 Month USD LIBOR + 5.00%), 04/05/26 (j)	201	195
Station Casinos LLC
2020 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.25%), 01/30/27 (j)	162	159
Tenneco, Inc.
2018 Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 06/18/25 (j)	272	265
Wand NewCo 3, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 02/05/26 (j)	283	277
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 08/19/23 (j)	139	139
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 05/11/25 (j)	152	139
2018 1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 05/11/25 (j)	159	146
		9,222
Industrials 1.1%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (j)	431	430
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (j)	1	1
APX Group, Inc.
2020 Term Loan, 5.15%, (1 Month USD LIBOR + 5.00%), 12/31/25 (j)	483	480
2020 Term Loan, 7.25%, (PRIME + 4.00%), 12/31/25 (j)	—	—
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/01/25 (j)	325	323
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (j)	210	210
Circor International, Inc.
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 12/11/24 (j)	355	351
Crosby US Acquisition Corp.
Term Loan B, 4.89%, (1 Month USD LIBOR + 4.75%), 06/12/26 (j)	192	187
Dun & Bradstreet Corporation (The)
Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 02/01/26 (j)	617	617
Emerald Expositions Holding, Inc.
2017 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 05/22/24 (j)	292	271
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 03/27/25 (j)	335	331
Garda World Security Corporation
2019 1st Lien Term Loan B, 4.99%, (1 Month USD LIBOR + 4.75%), 10/17/26 (j)	918	918
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/01/24 (j)	385	384
Graham Packaging Company Inc.
Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 07/28/27 (j)	602	604
Hertz Corporation, (The)
2020 DIP Delayed Draw Term Loan, 9.50%, (1 Month USD LIBOR + 7.25%), 12/31/21 (j)	43	44
2016 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.75%), 06/30/23 (j)	174	170
MHI Holdings,LLC
Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 09/18/26 (j)	362	360
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 09/01/24 (j)	294	282
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1 Month USD LIBOR + 3.75%), 04/12/25 (j)	312	312
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (1 Month USD LIBOR + 3.25%), 12/31/22 (j)	966	967
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 02/05/23 (j)	120	118
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (j)	428	424
TransDigm, Inc.
2020 Term Loan F, 2.40%, (1 Month USD LIBOR + 2.25%), 06/09/23 (j)	436	427
2020 Term Loan E, 2.40%, (1 Month USD LIBOR + 2.25%), 05/30/25 (j)	40	39
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/13/23 (j)	119	119
2018 Term Loan , 5.00%, (1 Month USD LIBOR + 4.00%), 04/04/25 (j)	194	195
Vertiv Group Corporation
Term Loan B, 3.14%, (1 Month USD LIBOR + 3.00%), 02/11/27 (j)	512	509
		9,073
Health Care 0.9%
Agiliti Health, Inc
Term Loan, 2.94%, (3 Month USD LIBOR + 3.00%), 10/10/25 (j)	228	225
2020 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 01/23/26 (j) (o)	105	104
2020 Incremental Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 01/23/26 (j)	40	40
Athenahealth, Inc.
2019 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 01/25/26 (j)	977	975
Aveanna Healthcare, LLC
2017 1st Lien Term Loan, 5.25%, (1 Month USD LIBOR + 4.25%), 03/16/24 (j)	233	227
2020 Incremental Term Loan, 7.25%, (3 Month USD LIBOR + 6.25%), 03/16/24 (j)	20	20
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 05/19/25 (j)	438	436
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (j)	198	197
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (j)	6	6
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/12/24 (j)	190	186
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 09/27/25 (j)	770	640
EyeCare Partners, LLC
2020 Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 02/05/27 (j)	177	172
2020 Delayed Draw Term Loan, 3.90%, (3 Month USD LIBOR + 3.75%), 02/05/27 (j)	4	3
2020 Delayed Draw Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 02/05/27 (j)	38	37
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1 Month USD LIBOR + 3.25%), 07/02/25 (j)	399	396
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (j)	540	537
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.39%, (1 Month USD LIBOR + 3.25%), 05/31/25 (j)	283	280
Packaging Coordinators Midco, Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/25/27 (j)	90	90
Parexel International Corporation
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 08/06/24 (j)	329	323
Pearl Intermediate Parent LLC
2018 Incremental Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 02/14/25 (j)	252	249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PetVet Care Centers, LLC
Delayed Draw Term Loan, 5.25%, (1 Month USD LIBOR + 4.25%), 02/14/25 (j)	233	233
Poseidon Intermediate LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 08/18/25 (j)	504	501
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/09/25 (j)	376	375
Select Medical Corporation
2017 Term Loan B, 2.53%, (3 Month USD LIBOR + 2.25%), 02/13/24 (j)	579	573
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (j)	272	242
		7,067
Financials 0.9%
AlixPartners, LLP
2017 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 03/28/24 (j)	193	191
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 05/07/25 (j)	652	641
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 01/19/24 (j)	119	119
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 02/13/27 (j)	608	599
Asurion LLC
2018 Term Loan B7, 3.15%, (1 Month USD LIBOR + 3.00%), 11/15/24 (j)	687	680
2017 2nd Lien Term Loan, 6.65%, (1 Month USD LIBOR + 6.50%), 08/04/25 (j)	620	624
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (j)	360	347
Blackstone CQP Holdco LP
Term Loan B, 3.74%, (3 Month USD LIBOR + 3.50%), 05/29/24 (j)	652	649
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 08/15/25 (j)	289	283
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (j)	801	801
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 06/26/25 (j)	331	325
Hub International Limited
2019 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 04/25/25 (j) (o)	620	621
2018 Term Loan B, 2.94%, (3 Month USD LIBOR + 2.75%), 04/25/25 (j)	2	2
2018 Term Loan B, 2.96%, (3 Month USD LIBOR + 2.75%), 04/25/25 (j)	752	738
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1 Month USD LIBOR + 3.75%), 06/06/25 (j)	128	128
PI US MergerCo, Inc.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 01/01/25 (j)	207	206
		6,954
Communication Services 0.6%
Altice Financing S.A.
2017 USD Term Loan B, 2.91%, (1 Month USD LIBOR + 2.75%), 07/31/25 (j)	242	237
Altice France S.A.
2018 Term Loan B13, 4.24%, (3 Month USD LIBOR + 4.00%), 07/13/26 (j)	718	714
Banijay Entertainment S.A.S
USD Term Loan , 3.90%, (1 Month USD LIBOR + 3.75%), 02/04/25 (j)	219	216
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/15/27 (j)	524	518
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (j)	315	303
Connect Finco Sarl
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 09/23/26 (j)	103	104
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/15/27 (j)	199	200
CSC Holdings, LLC
2019 Term Loan B5, 2.66%, (1 Month USD LIBOR + 2.50%), 04/15/27 (j)	335	332
GTT Communications, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 12/31/21 (e) (j) (o)	139	127
2018 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.75%), 04/27/25 (j)	368	287
Iridium Satellite LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 10/08/27 (j)	682	685
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/27/24 (j)	305	304
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (j)	447	444
Virgin Media Bristol LLC
USD Term Loan N, 2.66%, (1 Month USD LIBOR + 2.50%), 10/03/27 (j)	175	173
Zayo Group Holdings, Inc.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (j)	294	292
		4,936
Energy 0.6%
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan, 9.00%, 11/01/25 (j)	208	225
Eastern Power, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/02/23 (j)	347	326
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/02/23 (j)	9	9
EG America LLC
2018 USD Term Loan, 4.25%, (3 Month USD LIBOR + 4.00%), 02/06/25 (j)	568	560
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (j)	209	209
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (j)	1,111	1,112
Granite Holdings US Acquisition Co.
Term Loan B, 5.50%, (3 Month USD LIBOR + 5.25%), 09/23/26 (j)	193	192
Howden Joinery Group PLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 5.25%), 09/23/26 (j) (o)	32	32
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (6 Month USD LIBOR + 4.25%), 05/02/25 (j)	247	215
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/10/26 (j)	420	410
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (j)	428	406
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/31/24 (j)	349	342
Prairie ECI Acquiror LP
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 03/07/26 (j)	426	415
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 09/22/24 (j)	339	332
		4,785

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Materials 0.5%
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.16%, (1 Month USD LIBOR + 3.00%), 11/01/25 (j)	256	251
2018 1st Lien Term Loan, 3.23%, (3 Month USD LIBOR + 3.00%), 11/01/25 (j)	2	2
BWAY Holding Company
2017 Term Loan B, 3.48%, (3 Month USD LIBOR + 3.25%), 04/03/24 (j)	341	329
CPG International Inc.
2017 Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 05/03/24 (j)	267	267
Diamond (BC) B.V.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 07/24/24 (j)	1	1
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (j)	147	147
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (6 Month USD LIBOR + 4.25%), 06/29/22 (j)	289	288
PQ Corporation
2020 USD Incremental Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 02/07/27 (j)	374	374
Pro Mach Group, Inc.
Third Amendment Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/07/25 (j)	194	191
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.23%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (j)	282	282
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 09/10/25 (j)	247	244
TMS International Corp.
2018 Term Loan B2, 3.75%, (3 Month USD LIBOR + 2.75%), 08/14/24 (j)	144	141
2018 Term Loan B2, 3.75%, (1 Month USD LIBOR + 2.75%), 08/14/24 (j)	141	139
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 11/29/23 (j)	165	164
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (j)	530	522
White Cap Buyer LLC
Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 10/08/27 (j)	330	330
Wilsonart LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 12/19/23 (j)	205	206
		3,878
Consumer Staples 0.3%
Diamond (BC) B.V.
USD Term Loan , 3.21%, (3 Month USD LIBOR + 3.00%), 07/24/24 (j)	222	219
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 01/29/27 (j)	378	374
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.00%, (3 Month USD LIBOR + 4.00%), 07/12/26 (j)	835	836
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 08/08/25 (j)	994	992
		2,421
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 11/29/25 (j)	340	332
Nautilus Power, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 04/28/24 (j)	257	252
Talen Energy Supply, LLC
2019 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 06/24/26 (j)	201	197
		781
Real Estate 0.1%
Realogy Group LLC
2018 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 01/25/25 (j)	436	427
Total Senior Floating Rate Instruments (cost $63,512)		63,449
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
Allegany Park CLO, Ltd.
Series 2019-D-1A, 3.92%, (3 Month USD LIBOR + 3.70%), 01/20/33 (j)	1,000	1,005
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,958
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 4.04%, (3 Month USD LIBOR + 3.80%), 01/18/33 (j)	2,600	2,612
BX Commercial Mortgage Trust 2018-IND
Series 2018-A-IND, REMIC, 0.91%, (1 Month USD LIBOR + 0.75%), 11/15/35 (j)	1,315	1,315
Series 2018-B-IND, REMIC, 1.06%, (1 Month USD LIBOR + 0.90%), 11/15/35 (j)	483	483
BXMT, Ltd.
Series 2020-A-FL2, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 02/18/38 (g) (j)	1,490	1,480
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 0.99%, 10/11/47 (j)	13,058	405
Interest Only, Series 2015-XA-GC27, REMIC, 1.34%, 02/12/48 (j)	7,226	319
COMM Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,730
Interest Only, Series 2014-XA-CR16, REMIC, 0.97%, 04/12/47 (j)	12,534	336
Interest Only, Series 2014-XA-LC15, REMIC, 1.09%, 04/12/47 (j)	17,595	498
Interest Only, Series 2014-XA-UBS3, REMIC, 1.07%, 06/12/47 (j)	12,150	369
Interest Only, Series 2014-XA-UBS6, REMIC, 0.89%, 12/12/47 (j)	11,251	308
Elmwood CLO IV Ltd
Series 2020-D-1A, 3.39%, (3 Month USD LIBOR + 3.15%), 04/15/33 (j)	4,250	4,167
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.01%, 01/11/47 (j)	17,275	435
Interest Only, Series 2014-XA-GC26, REMIC, 0.96%, 11/13/47 (j)	12,864	391
Interest Only, Series 2015-XA-GC30, REMIC, 0.75%, 05/12/50 (j)	16,559	455
Kayne CLO
Series 2019-D-1A, 4.44%, (3 Month USD LIBOR + 4.20%), 01/18/33 (j)	2,850	2,858
Series 2019-D-6A, 4.22%, (3 Month USD LIBOR + 4.00%), 01/20/33 (j)	2,450	2,475
Kayne CLO 7 Ltd
Series 2020-D-7A, 3.17%, (3 Month USD LIBOR + 2.95%), 04/18/33 (j)	1,900	1,900
Magnetite XXIV, Limited
Series 2019-D-24A, 4.04%, (3 Month USD LIBOR + 3.80%), 01/18/33 (j)	5,200	5,236
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 3.07%, (3 Month USD LIBOR + 2.85%), 04/20/29 (j)	2,000	1,978
Milos CLO Ltd
Series 2017-DR-1A, 2.97%, (3 Month USD LIBOR + 2.75%), 10/21/30 (j)	1,750	1,691
Nelnet Student Loan Trust
Series 2019-A1-7A, 0.65%, (1 Month USD LIBOR + 0.50%), 01/25/68 (j)	2,049	2,041
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 07/25/23 (j)	965	965
Series 2019-2A1A-EXP3, REMIC, 1.10%, (1 Month USD LIBOR + 0.95%), 09/25/59 (j)	1,211	1,212
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 01/20/33 (j)	3,250	3,170

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 2.97%, (3 Month USD LIBOR + 2.75%), 07/22/30 (j)	2,250	2,224
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.27%, (1 Month USD LIBOR + 1.13%), 06/25/33 (g) (j)	52	52
Symphony CLO XXII Ltd
Series 2020-D-22A, 3.37%, (3 Month USD LIBOR + 3.15%), 04/18/33 (j)	2,000	1,992
TICP CLO VII Ltd
Series 2017-DR-7A, 3.44%, (3 Month USD LIBOR + 3.20%), 04/15/33 (j)	1,000	992
TICP CLO XV Ltd
Series 2020-D-15A, 3.37%, (3 Month USD LIBOR + 3.15%), 04/20/33 (j)	500	500
Trestles CLO III Ltd
Series 2020-D-3A, 3.47%, (3 Month USD LIBOR + 3.25%), 01/20/33 (j)	1,000	995
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	890	959
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.26%, 03/15/47 (j)	7,146	230
Interest Only, Series 2014-XA-C21, REMIC, 1.03%, 08/15/47 (j)	12,045	331
Total Non-U.S. Government Agency Asset-Backed Securities (cost $50,535)		50,067
SHORT TERM INVESTMENTS 13.9%
U.S. Treasury Bill 12.7%
Treasury, United States Department of
0.10%, 05/20/21 (q) (r)	102,705	102,670
Investment Companies 0.9%
JNL Government Money Market Fund, 0.02% (s) (t)	7,044	7,044
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (s) (t)	2,725	2,725
Total Short Term Investments (cost $112,436)		112,439
Total Investments 123.7% (cost $965,883)		998,750
Other Derivative Instruments 0.1%		932
Other Assets and Liabilities, Net (23.8)%		(192,405)
Total Net Assets 100.0%		807,277

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $196,687 and 24.4% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Non-income producing security.

(d) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(i) Convertible security.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) All or a portion of the security was on loan as of December 31, 2020.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $197,149.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) The coupon rate represents the yield to maturity.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28	12/09/20	264	263	—
Accor, 2.63% (callable at 100, 01/30/25)	11/05/20	610	679	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	841	885	0.1
Banijay Group, 6.50%, 03/01/26	12/14/20	123	122	—
Centrica PLC, 3.00%, 04/10/76	09/25/18	827	859	0.1
CPUK Mortgage Finance Limited, 4.25%, 08/28/22	11/04/20	368	391	0.1
Dresdner Bank AG, 7.00% (callable at 100, 04/09/25)	08/18/20	406	428	0.1
Dufry One B.V., 2.00%, 02/15/27	11/04/20	572	628	0.1
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	08/06/20	322	341	—
New World Development Company Limited, 4.13%, 07/18/29	08/12/20	325	335	—
Next PLC, 3.63%, 05/18/28	09/25/18	394	450	0.1
NH Hotel Group, S.A., 3.75%, 10/01/23	11/04/20	547	591	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	177	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	32	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	17	—
Petroleos Mexicanos, 4.75%, 02/26/29	12/14/20	121	123	—
Pinnacle Bidco Plc, 6.38%, 02/15/25	11/05/20	667	739	0.1
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	155	—
Rolls-Royce Group PLC, 1.63%, 05/09/28	11/04/20	559	625	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
SAZKA Group a.s., 3.88%, 02/15/27	12/14/20	119	117	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	830	831	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	12/14/20	215	215	—
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,173	1,203	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	211	216	—
		11,674	10,422	1.3

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Pro Mach Group, Inc. - 2020 Delayed Draw Term Loan	64	6
Hertz Corporation, (The) - 2020 DIP Delayed Draw Term Loan	242	9
GTT Communications, Inc. - Term Loan	243	-
	549	15

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(47)	March 2021	EUR	(8,307)	—	(51)
United States 10 Year Note	(351)	March 2021		(48,386)	(38)	(80)
United States 10 Year Ultra Bond	(317)	March 2021		(49,620)	(69)	54
United States 5 Year Note	(143)	April 2021		(18,013)	(7)	(28)
United States Long Bond	(72)	March 2021		(12,549)	(25)	80
United States Ultra Bond	(345)	March 2021		(74,646)	(259)	966
					(398)	941

JNL/Neuberger Berman Strategic Income Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CLP/USD	GSC	01/14/21	CLP	1,843,585	2,595	210
CLP/USD	GSC	02/03/21	CLP	1,843,585	2,594	14
COP/USD	GSC	01/14/21	COP	7,009,820	2,052	133
COP/USD	GSC	02/03/21	COP	7,009,820	2,053	36
INR/USD	GSC	01/14/21	INR	91,125	1,246	22
INR/USD	GSC	02/03/21	INR	91,125	1,243	5
KRW/USD	GSC	01/14/21	KRW	690,175	635	15
KRW/USD	GSC	02/03/21	KRW	690,175	636	3
MXN/USD	GSC	01/14/21	MXN	51,775	2,600	29
MXN/USD	GSC	02/03/21	MXN	51,775	2,594	4
RUB/USD	GSC	01/14/21	RUB	145,050	1,953	46
RUB/USD	GSC	02/03/21	RUB	145,050	1,949	(5)
USD/CLP	GSC	01/14/21	CLP	(1,843,585)	(2,595)	(14)
USD/COP	GSC	01/14/21	COP	(7,009,820)	(2,052)	(37)
USD/EUR	GSC	01/20/21	EUR	(523)	(640)	(20)
USD/EUR	SSB	01/20/21	EUR	(1,919)	(2,344)	(70)
USD/GBP	GSC	01/20/21	GBP	(499)	(682)	(27)
USD/GBP	SSB	01/20/21	GBP	(301)	(411)	(20)
USD/INR	GSC	01/14/21	INR	(91,125)	(1,246)	(6)
USD/KRW	GSC	01/14/21	KRW	(690,175)	(635)	(3)
USD/MXN	GSC	01/14/21	MXN	(51,775)	(2,600)	(4)
USD/RUB	GSC	01/14/21	RUB	(145,050)	(1,953)	4
USD/ZAR	GSC	01/14/21	ZAR	(19,625)	(1,334)	(2)
ZAR/USD	GSC	01/14/21	ZAR	19,625	1,334	55
ZAR/USD	GSC	02/03/21	ZAR	19,625	1,330	1
					8,322	369

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (E)	1M LIBOR +0.70% (M)	GSC	03/04/21	4,692	—	44
iShares iBoxx $ High Yield Corporate Bond ETF (E)	1M LIBOR +0.70% (M)	GSC	03/04/21	7,782	—	87
iShares iBoxx $ High Yield Corporate Bond ETF (E)	1M LIBOR +0.70% (M)	GSC	03/04/21	27,857	—	377
iShares iBoxx $ High Yield Corporate Bond ETF (E)	1M LIBOR +0.70% (M)	GSC	03/04/21	15,292	—	182
iShares iBoxx $ High Yield Corporate Bond ETF (E)	1M LIBOR +0.70% (M)	JPM	03/04/21	15,617	—	161
iShares iBoxx $ High Yield Corporate Bond ETF (E)	1M LIBOR +0.70% (M)	JPM	03/04/21	8,655	—	110
					—	961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.2%
Mortgage-Backed Securities 39.2%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48 - 05/01/49	8,457	9,027
Federal National Mortgage Association, Inc.
TBA, 4.50%, 01/15/46 (a)	9,400	10,187
4.00%, 03/01/47 - 07/01/50	81,308	86,784
3.50%, 03/01/48 - 02/01/50	11,165	11,839
3.00%, 03/01/50	7,429	7,900
TBA, 3.50%, 01/15/51 - 02/15/51 (a)	78,500	83,033
TBA, 3.00%, 01/15/51 - 02/15/51 (a)	52,700	55,226
TBA, 4.00%, 01/15/51 - 02/15/51 (a)	180,526	192,888
TBA, 2.00%, 03/15/51 (a)	56,300	58,334
TBA, 2.50%, 03/15/51 (a)	146,400	153,886
		669,104
U.S. Treasury Note 5.2%
Treasury, United States Department of
2.25%, 10/31/24 (b)	37,000	39,827
2.63%, 01/31/26 (b)	16,700	18,594
1.63%, 08/15/29	28,600	30,584
		89,005
U.S. Treasury Inflation Indexed Securities 5.2%
Treasury, United States Department of
0.38%, 01/15/27 - 07/15/27 (c)	998	1,114
0.88%, 01/15/29 - 02/15/47 (c)	11,441	13,949
0.25%, 07/15/29 - 02/15/50 (c)	20,876	23,815
0.13%, 10/15/24 - 07/15/30 (c)	13,503	14,892
2.13%, 02/15/40 - 02/15/41 (c)	479	746
0.63%, 02/15/43 (c)	340	423
1.38%, 02/15/44 (c)	447	643
0.75%, 07/15/28 - 02/15/45 (c)	12,556	15,054
1.00%, 02/15/46 - 02/15/49 (c)	12,767	17,851
		88,487
Sovereign 4.5%
Abu Dhabi, Government of
3.88%, 04/16/50 (d)	700	852
Buenos Aires City S.A.
34.64%, (BADLAR + 5.00%), 01/23/22, ARS (e)	17,950	126
34.96%, (BADLAR + 3.25%), 03/29/24, ARS (e)	61,987	351
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (d)	7,960	2,992
6.35%, 08/12/28, PEN (f)	400	140
6.35%, 08/12/28, PEN (d)	5,301	1,861
5.94%, 02/12/29, PEN (d)	2,416	835
5.94%, 02/12/29, PEN	5,932	2,047
6.95%, 08/12/31, PEN (d)	2,507	904
6.15%, 08/12/32, PEN	9,393	3,161
5.40%, 08/12/34, PEN (d)	2,628	803
5.35%, 08/12/40, PEN (d)	1,880	508
Gobierno de la Provincia de Buenos Aires
34.19%, (BADLAR + 3.83%), 05/31/22, ARS (e)	20,024	120
33.38%, (BADLAR + 3.75%), 04/12/25, ARS (e) (f)	6,440	33
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (d) (g)	200	244
6.13%, 06/01/50 (d)	200	264
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	249	303
Gobierno Federal de los Estados Unidos Mexicanos
4.75%, 04/27/32	600	723
5.00%, 04/27/51 (g)	600	748
Government of the Republic of Serbia
3.13%, 05/15/27, EUR (d)	554	760
Ministry of Defence State of Israel
3.80%, 05/13/60 (f)	2,434	2,898
4.50%, 04/03/20	700	927
Ministry of Diwan Amiri Affairs
5.10%, 04/23/48 (d)	200	281
4.40%, 04/16/50 (d)	1,200	1,563
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (f) (h) (i) (j)	300	11
Presidencia De La Nacion
36.26%, (Argentina 7-Day Leliq + 3.20%), 03/31/21, ARS (e)	164,600	1,107
33.87%, (BADLAR + 2.00%), 04/03/22, ARS (e)	78,491	506
29.72%, (BADLAR), 10/04/22, ARS (e)	154	1
15.50%, 10/17/26, ARS	63,437	145
1.00%, 07/09/29	563	245
0.13%, 07/09/30 - 07/09/46 (k)	17,810	6,984
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (f) (h) (i) (j)	5,970	538
Saudi Arabia, Government of
4.63%, 10/04/47 (d) (g)	600	741
5.00%, 04/17/49 (d)	900	1,178
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (f)	4,500	5,023
3.25%, 10/26/26 (f)	5,200	5,759
South Africa, Parliament of
10.50%, 12/21/27, ZAR	131,600	10,628
4.85%, 09/30/29	1,000	1,061
8.00%, 01/31/30, ZAR	3,700	240
8.75%, 02/28/49, ZAR	5,800	324
5.75%, 09/30/49	1,000	1,003
The Republic of Indonesia, The Government of
4.20%, 10/15/50	800	954
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	302
7.25%, 12/23/23	400	436
5.60%, 11/14/24	2,800	2,930
4.25%, 03/13/25	4,000	4,000
4.63%, 03/31/25, EUR	1,500	1,936
7.63%, 04/26/29	2,130	2,455
5.25%, 03/13/30	3,400	3,404
5.75%, 05/11/47	800	759
		76,114
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
1.00%, 08/05/21, ARS (l)	60,000	553
1.10%, 04/17/22, ARS (l)	39,752	342
		895
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (h) (i)	410	301
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	39
Total Government And Agency Obligations (cost $913,938)		923,945
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 34.7%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.41%, (1 Month USD LIBOR + 0.26%), 09/25/36 (e) (k)	14,098	13,436
ACE Securities Corp. Home Equity Loan Trust
Series 2004-A3-HS1, REMIC, 0.95%, (1 Month USD LIBOR + 0.80%), 02/25/34 (e) (k)	639	637
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3 Month EURIBOR + 0.66%), 10/15/29, EUR (d) (e)	4,660	5,690
Series IV-A2R-A, 1.10%, 10/15/29, EUR (d)	495	604
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.17%, (1 Month USD LIBOR + 1.02%), 04/25/34 (e) (k)	5,888	5,671
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 0.79%, (1 Month USD LIBOR + 0.64%), 03/25/30 (e)	1,474	1,300
Alba PLC
Series 2006-D-2, 0.50%, (3 Month GBP LIBOR + 0.46%), 12/15/38, GBP (e) (f)	1,434	1,768

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3 Month EURIBOR + 1.53%), 07/18/31, EUR (d) (e)	8,070	9,913
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 2.17%, (1 Month USD LIBOR + 2.03%), 07/25/35 (e) (k)	3,223	3,087
Series 2005-A3-38, REMIC, 0.85%, (1 Month USD LIBOR + 0.70%), 09/25/35 (e) (k)	357	316
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	1,022	928
Series 2005-2A3A-AR1, REMIC, 0.85%, (1 Month USD LIBOR + 0.70%), 10/25/35 (e) (k)	10,410	9,192
Series 2005-1A1-59, REMIC, 0.80%, (1 Month USD LIBOR + 0.66%), 11/20/35 (e) (k)	2,417	2,203
Series 2005-A1-81, REMIC, 0.71%, (1 Month USD LIBOR + 0.28%), 02/25/36 (e) (k)	1,106	943
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,445	2,714
Series 2006-1A1A-OA17, REMIC, 0.35%, (1 Month USD LIBOR + 0.20%), 12/20/46 (e) (k)	2,146	1,698
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,108	1,962
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 0.93%, (1 Month USD LIBOR + 0.78%), 04/25/34 (e) (k)	453	438
ASSURANT CLO I LTD
Series 2017-A-1A, 1.47%, (3 Month USD LIBOR + 1.25%), 10/22/29 (e)	1,700	1,700
Atrium XII LLC
Series AR-12A, 1.05%, (3 Month USD LIBOR + 0.83%), 04/22/27 (e)	5,349	5,333
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 0.67%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (e)	8,084	6,665
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, REMIC, 1.36%, (1 Month USD LIBOR + 1.20%), 03/15/21 (e)	7,010	6,906
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.83%, (1 Month USD LIBOR + 0.68%), 02/20/35 (e) (k)	4,750	4,541
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	919	953
BBCMS Trust
Series 2018-C-RRI, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 02/15/33 (e)	509	506
Series 2018-D-RRI, REMIC, 2.21%, (1 Month USD LIBOR + 2.05%), 02/15/33 (e)	400	397
Series 2018-E-RRI, REMIC, 3.26%, (1 Month USD LIBOR + 3.10%), 02/15/33 (e)	2,600	2,581
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (e)	4,855	3,605
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.69%, (1 Month USD LIBOR + 0.54%), 10/25/35 (e) (k)	4,877	4,632
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (e)	6,296	1,472
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 0.39%, (1 Month USD LIBOR + 0.24%), 07/25/36 (e) (k)	7,130	5,428
CBAM 2017-2 Ltd
Series 2017-A-2A, 1.46%, (3 Month USD LIBOR + 1.24%), 10/17/29 (e)	15,400	15,400
CBAM 2018-5 Ltd
Series 2018-A-5A, 1.24%, (3 Month USD LIBOR + 1.02%), 04/17/31 (e)	1,100	1,094
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.30%, (1 Month USD LIBOR + 0.15%), 10/25/36 (e) (k)	7,869	6,665
Chevy Chase Funding LLC
Series 2004-A1-1A, REMIC, 0.43%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (e) (k)	539	508
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,594	1,084
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, REMIC, 2.86%, 01/12/23	525	535
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	6,093
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	4,474	4,567
Series 2013-1A4-2, REMIC, 2.83%, 11/25/37 (e)	6,734	5,933
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	338	353
Commercial Mortgage Lease-Backed Certificates Series
Series 2001-D-CMLB, 8.10%, 06/20/31 (e)	4,000	4,013
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	8,661	8,833
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,444	1,792
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.31%, 08/26/36 (e)	3,159	3,123
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 1.27%, (3 Month USD LIBOR + 1.05%), 10/26/27 (d) (e)	7,002	6,999
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 2.95%, 06/26/36 (e)	3,393	2,968
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	581	462
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.31%, (1 Month USD LIBOR + 0.16%), 05/25/33 (e) (k)	268	263
Series 2006-2A4-20, REMIC, 0.38%, (1 Month USD LIBOR + 0.23%), 09/25/35 (e) (k)	14,200	11,901
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 05/25/35 (e) (k)	1,573	1,417
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.42%, (1 Month USD LIBOR + 1.28%), 07/25/34 (e) (k)	819	792
Series 2004-M4-AB2, REMIC, 1.42%, (1 Month USD LIBOR + 1.28%), 11/25/34 (e) (k)	2,138	1,765
Series 2005-MV6-7, REMIC, 1.35%, (1 Month USD LIBOR + 1.20%), 08/25/35 (e) (k)	4,000	3,580
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 04/25/46 (e) (k)	3,541	2,881
Dukinfield II PLC
Series A-2, 1.28%, (3 Month GBP LIBOR + 1.25%), 12/20/52, GBP (e) (f) (k)	2,502	3,429
Dutch Property Finance 2020-1 B.V.
Series 2020-A-1, 0.14%, (3 Month EURIBOR + 0.65%), 07/28/54, EUR (e) (f) (k)	635	775
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (e)	1,565	1,578
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.12%, (1 Month USD LIBOR + 0.98%), 01/25/36 (e) (k)	5,905	5,300
European Secured Lending S.A., SICAV-RAIF
Series 2019-A-PL1, 0.28%, (1 Month EURIBOR + 0.85%), 03/24/63, EUR (e) (f) (k)	436	533
Eurosail PLC
Series 2007-A3A-6NCX, 0.74%, (3 Month GBP LIBOR + 0.70%), 09/13/45, GBP (e) (f)	46	62
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 0.59%, (3 Month GBP LIBOR + 0.55%), 06/13/45, GBP (e) (f)	11,954	14,196
Finsbury Square 2018-2 PLC
Series 2018-A-2, 0.99%, (3 Month GBP LIBOR + 0.95%), 09/12/68, GBP (e) (f) (k)	6,680	9,143
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 01/25/37 (e) (k)	17,774	11,557
Galaxy XV CLO Ltd
Series 2013-AR-15A, 1.44%, (3 Month USD LIBOR + 1.20%), 10/15/30 (e)	7,000	6,993
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.84%, (1 Month USD LIBOR + 0.69%), 10/25/35 (e) (k)	8,519	7,315
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.69%, (1 Month USD LIBOR + 0.54%), 03/25/36 (e) (k)	3,688	2,272
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 4.42%, 04/28/37 (e)	22,578	8,615

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 06/25/34 (e)	5,533	4,751
Series 2004-M2-10, REMIC, 4.54%, 08/25/34 (e) (k)	2,993	2,947
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 07/21/36 (e) (k)	5,163	3,257
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	367	331
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.10%, (SONIA + 1.05%), 05/25/53, GBP (d) (e) (k)	7,610	10,417
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 1.97%, (3 Month USD LIBOR + 1.76%), 05/23/39 (e)	13,814	13,614
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.17%, 06/25/36 (e)	2,767	2,242
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 05/25/35 (e)	1,236	830
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.47%, (1 Month USD LIBOR + 0.32%), 10/25/36 (e) (k)	1,572	1,436
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.23%, (1 Month USD LIBOR + 1.08%), 07/25/35 (e)	4,000	3,731
Jamestown CLO Ltd
Series 2014-A1AR-4A, 0.93%, (3 Month USD LIBOR + 0.69%), 07/15/26 (e)	262	262
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (e)	2,600	2,965
LP Credit Card ABS Master Trust
Series 2018-A-1, 1.70%, (1 Month USD LIBOR + 1.55%), 08/20/24 (e) (k)	440	441
Mansard Mortgages PLC
Series 2006-B1-1X, 1.15%, (3 Month GBP LIBOR + 1.10%), 10/15/48, GBP (e) (f)	4,634	5,999
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	17	17
Series 2019-A-2A, 3.13%, 11/15/21	486	490
Series 2019-A-1A, 3.44%, 04/16/29	805	810
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 1.75%, (1 Month USD LIBOR + 1.60%), 11/25/34 (e) (k)	3,778	3,835
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 01/25/35 (e) (k)	9,302	9,145
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (d) (k)	1,221	940
MidOcean Credit CLO VI
Series 2016-AR-6A, 1.47%, (3 Month USD LIBOR + 1.25%), 01/20/29 (e)	12,700	12,663
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	2,012
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.97%, 07/28/48 (e)	5,995	6,058
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.49%, (3 Month USD LIBOR + 0.27%), 03/15/22 (e)	2,210	2,125
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	3,662	3,725
Newgate Funding PLC
Series 2007-A3-2X, 0.20%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (e) (f)	4,900	6,401
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.33%, (1 Month USD LIBOR + 0.18%), 03/25/37 (e) (k)	44,877	21,363
OZLM Funding Ltd
Series 2012-A1R2-1A, 1.45%, (3 Month USD LIBOR + 1.23%), 07/23/29 (e)	6,972	6,972
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 1.02%, (3 Month USD LIBOR + 0.80%), 02/22/28 (e)	5,895	5,881
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 1.12%, (3 Month USD LIBOR + 0.90%), 11/16/26 (d) (e)	134	134
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 1.18%, (1 Month USD LIBOR + 1.04%), 05/25/35 (e) (k)	4,461	3,838
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 1.00%, (1 Month USD LIBOR + 0.86%), 08/25/35 (e) (k)	6,543	6,179
PFP 2019-6, Ltd.
Series 2019-A-6, 1.20%, (1 Month USD LIBOR + 1.05%), 04/16/37 (e) (k)	4,100	4,047
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.40%, (1 Month USD LIBOR + 0.25%), 06/25/37 (e) (k)	1,897	1,768
Popular ABS, Inc.
Series 2005-M2-C, REMIC, 1.09%, (1 Month USD LIBOR + 0.95%), 11/25/35 (e) (k)	3,430	3,174
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (e)	1,335	1,270
Ripon Mortgages PLC
Series B1-1X, 1.25%, (3 Month GBP LIBOR + 1.20%), 08/20/56, GBP (e) (f) (k)	3,000	4,095
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 0.94%, (1 Month USD LIBOR + 0.80%), 03/25/35 (e) (k)	1,740	1,646
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 0.80%, (1 Month USD LIBOR + 0.65%), 01/25/35 (e) (k)	729	660
Series 2005-M2-FR3, REMIC, 1.12%, (1 Month USD LIBOR + 0.98%), 04/25/35 (e) (k)	1,979	1,528
Series 2006-M3-OP1, REMIC, 0.76%, (1 Month USD LIBOR + 0.62%), 10/25/35 (e) (k)	12,525	12,025
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 0.85%, (1 Month USD LIBOR + 0.71%), 10/25/35 (e) (k)	4,975	4,244
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (k)	1,347	1,298
SMB Private Education Loan Trust 2020-PT-A
Series 2020-A2B-PTA, 1.00%, (1 Month USD LIBOR + 0.85%), 09/15/54 (e)	19,800	19,594
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 0.99%, (1 Month USD LIBOR + 0.84%), 08/25/35 (e) (k)	8,000	7,289
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.45%, (1 Month USD LIBOR + 0.30%), 06/25/37 (e) (k)	24,642	16,857
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (d)	431	434
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.35%, (1 Month USD LIBOR + 0.20%), 06/25/37 (e) (k)	16,936	12,293
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 10/25/37 (e) (k)	1,094	1,079
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 1.11%, (3 Month USD LIBOR + 0.87%), 10/15/27 (e)	2,408	2,404
Towd Point Mortgage Funding
Series 2019-A1-A13A, 0.95%, (SONIA + 0.90%), 07/20/45, GBP (d) (e) (k)	22,924	31,311
Tralee CLO V Ltd
Series 2018-A1-5A, 1.33%, (3 Month USD LIBOR + 1.11%), 10/20/28 (d) (e)	500	497
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 1.81%, (3 Month USD LIBOR + 1.57%), 09/20/39 (e)	2,421	2,209
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	928	932
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,700	2,909
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	156	157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,118	1,051
Venture XXIII CLO, Limited
Series 2016-AR-23A, 1.29%, (3 Month USD LIBOR + 1.07%), 07/19/28 (e)	3,596	3,592
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.93%, (1 Month USD LIBOR + 0.78%), 06/25/45 (e) (k)	3,610	3,343
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 0.40%, (1 Month USD LIBOR + 0.25%), 04/25/37 (e) (k)	39,569	19,925
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 3.05%, 09/25/35 (e)	2,379	2,407
Series 2007-4A2-OA3, REMIC, 1.20%, (12 Month Treasury Average + 0.70%), 04/25/47 (e)	1,549	1,238
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, REMIC, 1.00%, (1 Month USD LIBOR + 0.85%), 12/15/31 (e) (k)	3,065	2,997
Series 2017-B-HSDB, REMIC, 1.25%, (1 Month USD LIBOR + 1.10%), 12/15/31 (e) (k)	2,542	2,304
Series 2017-D-HSDB, REMIC, 2.00%, (1 Month USD LIBOR + 1.84%), 12/15/31 (e) (k)	178	154
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 2.91%, 12/25/37 (e)	1,093	1,023
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	651	680
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 1.15%, (3 Month USD LIBOR + 0.93%), 04/19/27 (d) (e)	983	980
Total Non-U.S. Government Agency Asset-Backed Securities (cost $592,984)		591,233
CORPORATE BONDS AND NOTES 32.7%
Financials 12.8%
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	6,500	7,145
4.26%, 04/10/25 (d)	1,300	1,419
Ally Financial Inc.
8.00%, 11/01/31	6	9
Ambac LSNI, LLC
6.00%, (3 Month USD LIBOR + 5.00%), 02/12/23 (d) (e)	983	983
Avolon Holdings Funding Limited
5.50%, 01/15/23 (d)	198	211
5.25%, 05/15/24 (d)	117	127
2.88%, 02/15/25 (d)	459	466
3.25%, 02/15/27 (d)	121	123
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (100, 04/14/21), EUR (f) (m) (n)	1,400	1,744
Banco Bradesco S.A.
2.85%, 01/27/23 (d)	565	579
3.20%, 01/27/25 (d)	400	419
Banco de Credito del Peru
4.65%, 09/17/24, PEN (d)	1,800	532
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (f) (m) (n)	200	249
Barclays Bank PLC
3.38%, 04/02/25, EUR (f)	1,600	2,154
Barclays PLC
6.38%, (100, 12/15/25), GBP (f) (m)	3,480	5,133
7.13%, (100, 06/15/25), GBP (m) (n)	600	913
7.25%, (100, 03/15/23), GBP (f) (m) (n)	2,900	4,197
7.75%, (100, 09/15/23) (m) (n)	1,700	1,823
7.88%, (100, 03/15/22) (f) (m) (n)	400	420
7.63%, 11/21/22	220	244
3.13%, 01/17/24, GBP (f)	100	145
1.60%, (3 Month USD LIBOR + 1.38%), 05/16/24 (e) (n)	600	607
4.34%, 05/16/24 (n)	600	648
3.25%, 02/12/27, GBP (f)	400	608
4.97%, 05/16/29 (n)	200	240
BGC Partners, Inc.
3.75%, 10/01/24 (o)	162	169
BNP Paribas
4.40%, 08/14/28 (d)	400	474
Brookfield Financial, Inc.
4.70%, 09/20/47	56	71
BTG Pactual Holding S.A.
4.50%, 01/10/25 (d)	500	535
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (d) (o)	50	56
China Construction Bank (New Zealand) Limited
0.99%, (3 Month USD LIBOR + 0.75%), 12/20/21 (e) (f)	1,900	1,899
China Construction Bank Corporation
0.99%, (3 Month USD LIBOR + 0.75%), 09/24/21 (e) (f)	4,700	4,701
CIT Bank, National Association
2.97%, 09/27/25	350	365
CIT Group Inc.
4.13%, 03/09/21	54	54
5.00%, 08/01/23	1,496	1,634
Cooperatieve Rabobank U.A.
6.63%, (100, 06/29/21), EUR (f) (m) (n)	8,600	10,768
CPI Property Group
1.63%, 04/23/27, EUR (f) (o)	300	376
Credit Suisse Group AG
6.25%, (100, 12/18/24) (d) (m) (n)	200	219
7.13%, (100, 07/29/22) (f) (m) (n)	200	211
7.25%, (100, 09/12/25) (d) (m)	200	225
7.50%, (100, 07/17/23) (d) (m)	400	435
6.50%, 08/08/23 (d) (n)	1,800	2,027
6.50%, 08/08/23 (f)	200	226
DAE Funding LLC
4.50%, 08/01/22 (d)	750	754
Deutsche Bank Aktiengesellschaft
1.51%, (3 Month USD LIBOR + 1.29%), 02/04/21 (e)	450	450
4.25%, 02/04/21 - 10/14/21	11,893	12,160
5.00%, 02/14/22 (n)	1,050	1,098
3.30%, 11/16/22	800	835
3.95%, 02/27/23 (n)	100	106
3.96%, 11/26/25	6,550	7,150
Diamond Finance International Limited
6.02%, 06/15/26 (d) (o)	300	366
Equitable Holdings, Inc.
5.00%, 04/20/48	13	17
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	63
4.63%, 04/29/30	176	196
Ford Motor Credit Company LLC
3.20%, 01/15/21	787	787
1.04%, (3 Month USD LIBOR + 0.81%), 04/05/21 (e)	750	745
3.81%, 10/12/21	820	829
0.00%, (3 Month EURIBOR + 0.37%), 12/01/21, EUR (e)	600	723
3.34%, 03/28/22	2,000	2,026
3.55%, 10/07/22	928	942
3.09%, 01/09/23	1,000	1,016
1.74%, 07/19/24, EUR	800	970
0.17%, (3 Month EURIBOR + 0.70%), 12/01/24, EUR (e)	100	113
3.25%, 09/15/25, EUR	1,100	1,411
2.33%, 11/25/25, EUR	1,700	2,104
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	238
General Motors Financial Company, Inc.
3.55%, 04/09/21	940	947
1.33%, (3 Month USD LIBOR + 1.10%), 11/06/21 (e)	354	355
5.10%, 01/17/24	855	953
Genworth Financial, Inc.
7.20%, 02/15/21	5,310	5,324
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (f) (m) (n)	1,060	1,442

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
5.88%, (100, 09/28/26), GBP (m) (n)	400	601
6.00%, (100, 09/29/23), EUR (f) (m) (n)	200	267
6.50%, (100, 03/23/28) (m) (n)	610	685
6.88%, (100, 06/01/21) (m) (n)	400	406
1.22%, (3 Month USD LIBOR + 1.00%), 05/18/24 (e)	200	201
1.65%, 04/18/26 (n)	12,800	13,098
2.10%, 06/04/26 (n)	2,200	2,292
3.97%, 05/22/30	600	693
3.00%, 05/29/30, GBP	400	622
2.85%, 06/04/31 (n)	5,040	5,412
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.99%, (3 Month USD LIBOR + 0.75%), 12/21/21 (e) (f)	1,000	1,000
ING Groep N.V.
5.75%, (100, 11/16/26) (m) (n)	800	870
6.88%, (100, 04/16/22) (f) (m) (n)	200	209
Intesa Sanpaolo S.p.A.
7.00%, (100, 01/19/21), EUR (f) (m) (n)	500	611
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (d)	94	92
Lloyds Banking Group PLC
4.83%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (f) (m) (n)	200	262
6.75%, (100, 06/27/26) (m) (n)	8,500	9,536
7.50%, (100, 06/27/24) (m) (n)	1,500	1,721
7.63%, (100, 06/27/23), GBP (f) (m) (n)	1,650	2,477
7.88%, (100, 06/27/29), GBP (f) (m) (n)	1,800	3,040
4.00%, 03/07/25, AUD (f)	400	338
4.38%, 03/22/28	200	237
Moody's Corporation
3.25%, 05/20/50	14	16
2.55%, 08/18/60	1,900	1,775
Nationwide Building Society
10.25%, GBP (m)	445	1,077
4.30%, 03/08/29 (d)	1,600	1,859
3.96%, 07/18/30 (d)	600	699
NatWest Group PLC
6.00%, (100, 12/29/25) (m) (n)	5,884	6,441
NatWest Markets PLC
8.00%, (100, 08/10/25) (m) (n)	300	350
Navient Corporation
6.63%, 07/26/21	421	431
6.50%, 06/15/22	1,199	1,265
QNB Finance Ltd
1.79%, (3 Month USD LIBOR + 1.57%), 07/18/21 (e) (f)	400	402
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (k)	122	135
8.20%, 04/06/28 (d)	245	275
Santander Holdings USA, Inc.
3.40%, 01/18/23	60	63
4.40%, 07/13/27	20	23
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (f) (m) (n)	2,780	4,118
7.38%, (100, 06/24/22), GBP (f) (m) (n)	300	427
3.82%, 11/03/28 (n)	1,800	2,025
SLM Corporation
7.25%, 01/25/22	3,650	3,806
5.50%, 01/25/23	1,590	1,671
Societe Generale
6.75%, (100, 04/07/21), EUR (f) (m)	800	988
6.75%, (100, 04/06/28) (d) (m)	200	224
7.38%, (100, 10/04/23) (d) (m) (n)	1,400	1,485
Springleaf Finance Corporation
7.75%, 10/01/21	600	631
6.13%, 05/15/22 - 03/15/24	5,775	6,136
5.63%, 03/15/23	2,745	2,958
Standard Chartered PLC
1.43%, (3 Month USD LIBOR + 1.20%), 09/10/22 (d) (e)	900	909
State Bank of India
4.00%, 01/24/22 (d)	1,550	1,595
Stichting AK Rabobank Certificaten II
0.00%, EUR (e) (f) (k) (m)	2,714	4,390
Syngenta Finance N.V.
4.89%, 04/24/25 (d) (o)	943	1,015
5.18%, 04/24/28 (d) (o)	200	214
The Charles Schwab Corporation
5.38%, (100, 06/01/25) (m)	287	320
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (m) (n)	3,700	3,839
2.50%, 03/22/23, EUR (f)	1,200	1,547
1.69%, (3 Month USD LIBOR + 1.47%), 05/15/23 (e)	700	707
2.00%, 03/04/25, EUR (f)	200	258
1.75%, 03/02/26, EUR (f)	1,400	1,812
4.89%, 05/18/29 (n)	200	240
5.08%, 01/27/30 (n)	2,800	3,435
4.45%, 05/08/30 (n)	2,000	2,380
UBS Group AG
7.13%, (100, 08/10/21) (f) (m) (n)	1,900	1,950
UBS Group Funding (Switzerland) AG
6.88%, (100, 03/22/21) (f) (m) (n)	1,500	1,515
UniCredit S.p.A.
6.75%, (100, 09/10/21), EUR (f) (m) (n)	500	620
9.25%, (100, 06/03/22), EUR (m) (n)	300	401
7.83%, 12/04/23 (d)	6,140	7,246
WPC Eurobond B.V.
2.13%, 04/15/27, EUR	100	133
1.35%, 04/15/28, EUR	700	888
		219,067
Communication Services 4.7%
Altice Financing S.A.
3.00%, 01/15/28, EUR (f)	2,400	2,828
5.00%, 01/15/28 (d)	700	716
Altice France Holding S.A.
8.13%, 02/01/27 (d)	300	331
Altice France S.A.
2.13%, 02/15/25, EUR (d)	4,290	5,068
AT&T Inc.
3.65%, 06/01/51	300	314
3.85%, 06/01/60	220	230
CCO Holdings, LLC
4.75%, 03/01/30 (d)	478	516
4.50%, 08/15/30 (d)	449	478
CenturyLink, Inc.
4.00%, 02/15/27 (d)	176	181
Charter Communications Operating, LLC
1.86%, (3 Month USD LIBOR + 1.65%), 02/01/24 (e)	5,852	5,999
4.80%, 03/01/50	438	520
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	271	275
Connect Finco SARL
6.75%, 10/01/26 (d)	148	159
iHeartCommunications, Inc.
6.38%, 05/01/26	1,100	1,175
Intelsat (Luxembourg) S.A.
0.00%, 06/01/21 (h) (i)	618	29
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (d) (h) (i)	200	53
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (h) (i)	3,661	2,480
8.00%, 02/15/24 (d)	1,309	1,335
0.00%, 10/15/24 - 07/15/25 (d) (h) (i)	9,286	6,640
Level 3 Financing, Inc.
3.88%, 11/15/29 (d)	250	277
Netflix, Inc.
5.50%, 02/15/22	1,072	1,125
3.63%, 05/15/27 - 06/15/30, EUR (f)	9,311	12,876
4.63%, 05/15/29, EUR	500	738
3.88%, 11/15/29, EUR (f)	809	1,140
5.38%, 11/15/29 (d)	118	139
4.88%, 06/15/30 (d)	300	345
Sprint Corporation
7.25%, 09/15/21	5,568	5,793

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
6.00%, 11/15/22	100	108
7.88%, 09/15/23	8,246	9,542
7.13%, 06/15/24	1,600	1,869
7.63%, 03/01/26	47	58
Sprint Spectrum Co LLC
4.74%, 03/20/25 (d)	4,500	4,882
5.15%, 03/20/28 (d)	1,440	1,673
The Walt Disney Company
3.50%, 05/13/40	495	583
3.60%, 01/13/51	877	1,064
3.80%, 05/13/60	575	726
Univision Communications Inc.
5.13%, 02/15/25 (d)	635	642
Windstream Escrow, LLC
7.75%, 08/15/28 (d)	6,439	6,462
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	1,330	1,337
6.13%, 03/01/28 (d)	236	250
		80,956
Consumer Discretionary 3.3%
AA Bond Co Limited
2.88%, 01/31/22, GBP (f) (k)	200	274
Colt Merger Sub, Inc.
5.75%, 07/01/25 (d)	4,236	4,487
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (d)	996	1,023
Expedia Group, Inc.
6.25%, 05/01/25 (d)	810	939
7.00%, 05/01/25 (d)	340	373
Ferguson Finance PLC
3.25%, 06/02/30 (d)	800	890
General Motors Company
6.80%, 10/01/27	144	185
GLP Financing, LLC
5.25%, 06/01/25	54	61
5.30%, 01/15/29	268	312
Hilton Domestic Operating Company Inc.
4.00%, 05/01/31 (d)	8,500	8,963
Hyatt Hotels Corporation
3.23%, (3 Month USD LIBOR + 3.00%), 09/01/22 (e) (o)	1,000	1,008
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (d) (p)	412	453
InterContinental Hotels Group PLC
2.13%, 08/24/26, GBP (f) (o)	1,528	2,125
2.13%, 05/15/27, EUR (f)	1,400	1,801
Marriott International, Inc.
4.63%, 06/15/30 (o)	66	77
MCE Finance Limited
5.63%, 07/17/27 (d)	200	211
5.38%, 12/04/29 (d)	850	888
MGM China Holdings Limited
5.88%, 05/15/26 (d)	1,200	1,267
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (k)	136	192
NCL Corporation Ltd.
3.63%, 12/15/24 (d)	28	26
Nissan Motor Acceptance Corporation
2.55%, 03/08/21 (d)	1,786	1,791
1.90%, 09/14/21 (d)	47	47
1.11%, (3 Month USD LIBOR + 0.89%), 01/13/22 (d) (e)	26	26
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (d)	2,000	2,143
2.65%, 03/17/26, EUR (d)	5,000	6,449
4.35%, 09/17/27 (d)	1,600	1,768
QVC, Inc.
4.85%, 04/01/24	750	804
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (d)	58	60
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	954	1,082
11.50%, 06/01/25 (d)	1,472	1,717
Sands China Ltd.
4.60%, 08/08/23 (o)	400	428
5.13%, 08/08/25 (o)	6,033	6,761
3.80%, 01/08/26 (d) (o)	400	427
5.40%, 08/08/28 (o)	600	702
4.38%, 06/18/30 (d) (o)	200	223
Staples, Inc.
7.50%, 04/15/26 (d)	27	28
The Gap, Inc.
8.38%, 05/15/23 (d) (g)	327	371
8.63%, 05/15/25 (d)	1,442	1,608
8.88%, 05/15/27 (d)	736	853
Univision Communications Inc.
9.50%, 05/01/25 (d)	205	228
Vail Resorts, Inc.
6.25%, 05/15/25 (d)	92	99
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (d)	2,121	1,235
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
3.90%, 03/01/23	16	16
5.65%, 04/01/24 (k) (o)	18	19
6.00%, 04/01/27 (k) (o)	60	67
4.63%, 03/01/30 (d)	128	135
Wynn Macau, Limited
5.13%, 12/15/29 (d)	1,400	1,431
		56,083
Utilities 2.6%
Edison International
2.40%, 09/15/22	387	395
3.13%, 11/15/22	191	198
2.95%, 03/15/23	12	12
3.55%, 11/15/24	213	231
5.75%, 06/15/27 (g)	177	212
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,906
3.40%, 08/15/24	721	768
3.50%, 06/15/25	577	621
3.45%, 07/01/25	975	1,055
3.15%, 01/01/26 (g)	803	857
2.95%, 03/01/26	690	729
3.30%, 03/15/27 - 12/01/27	1,347	1,436
3.75%, 07/01/28 (g)	975	1,065
4.55%, 07/01/30	7,254	8,270
4.50%, 07/01/40 (g)	803	898
4.50%, 12/15/41	84	87
4.45%, 04/15/42	237	255
3.75%, 02/15/24 - 08/15/42	524	556
4.60%, 06/15/43	108	118
4.75%, 02/15/44	209	233
4.30%, 03/15/45	11,143	11,914
4.25%, 08/01/23 - 03/15/46	4,780	5,121
4.00%, 12/01/46	30	31
3.95%, 12/01/47	700	726
4.95%, 07/01/50	3,529	4,169
San Diego Gas & Electric Company
3.75%, 06/01/47	6	7
Southern California Edison Company
6.65%, 04/01/29	50	63
2.85%, 08/01/29	35	38
6.00%, 01/15/34	4	6
5.75%, 04/01/35	16	22
4.88%, 03/01/49	500	657
3.65%, 03/01/28 - 02/01/50	103	116
Southern California Gas Company
5.13%, 11/15/40	194	264
Talen Energy Supply, LLC
6.63%, 01/15/28 (d)	62	65
		44,101
Industrials 2.1%
Aviation Capital Group LLC
2.88%, 01/20/22 (d)	120	122
BOC Aviation Limited
1.26%, (3 Month USD LIBOR + 1.05%), 05/02/21 (d) (e)	250	250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
1.38%, (3 Month USD LIBOR + 1.13%), 09/26/23 (d) (e)	200	198
Bombardier Inc.
5.75%, 03/15/22 (d)	88	90
6.00%, 10/15/22 (d)	1,312	1,287
6.13%, 01/15/23 (d)	3,717	3,667
7.50%, 03/15/25 (d)	31	29
7.88%, 04/15/27 (d)	515	474
DAE Funding LLC
5.25%, 11/15/21 (d)	1,119	1,145
5.75%, 11/15/23 (d)	580	598
5.00%, 08/01/24 (d)	1,605	1,662
Delta Air Lines, Inc.
7.00%, 05/01/25 (d)	1,904	2,205
Empresa de Transporte de Pasajeros Metro S.A.
3.65%, 05/07/30 (d)	200	224
4.70%, 05/07/50 (d)	400	503
F-Brasile S.P.A.
7.38%, 08/15/26 (d)	100	97
Fortress Transportation And Infrastructure Investors LLC
6.75%, 03/15/22 (d)	525	528
6.50%, 10/01/25 (d)	736	769
General Electric Capital Corporation
5.55%, 01/05/26	520	631
6.15%, 08/07/37	57	78
5.88%, 01/14/38	22	30
6.88%, 01/10/39	37	55
General Electric Company
5.00%, (100, 01/21/21) (m)	1,468	1,361
4.25%, 05/01/40	102	120
4.35%, 05/01/50	110	133
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (d)	400	427
3.95%, 02/13/50 (d)	200	202
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d)	10	10
5.25%, 08/15/22 (d)	2,806	2,941
4.50%, 03/15/23 (d)	4,325	4,540
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (f)	500	532
Southwest Airlines Co.
5.25%, 05/04/25	144	167
5.13%, 06/15/27	411	489
The Boeing Company
5.04%, 05/01/27 (o)	793	929
5.15%, 05/01/30 (o)	1,285	1,555
5.71%, 05/01/40 (o)	1,929	2,483
5.81%, 05/01/50 (o)	1,497	2,060
5.93%, 05/01/60 (o)	2,230	3,122
TransDigm Inc.
5.50%, 11/15/27	114	120
Triumph Group, Inc.
5.25%, 06/01/22	36	34
6.25%, 09/15/24 (d)	121	120
ZLS Prestigia Ltd
4.00%, 03/01/26 (d)	7	8
		35,995
Energy 2.0%
Aker BP ASA
3.00%, 01/15/25 (d)	150	157
3.75%, 01/15/30 (d)	200	211
Enable Midstream Partners, LP
4.95%, 05/15/28	57	58
Energy Transfer LP
4.05%, 03/15/25	480	525
2.90%, 05/15/25	93	98
3.75%, 05/15/30	216	233
5.00%, 05/15/50	197	213
Gaz Capital S.A.
2.95%, 01/24/24, EUR (f)	4,380	5,625
Noble Corporation
0.00%, 02/01/26 (d) (h) (i)	1,051	420
Occidental Petroleum Corporation
1.67%, (3 Month USD LIBOR + 1.45%), 08/15/22 (e)	118	115
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/21 (f)	12	12
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (f)	12	11
Pacific Drilling S.A.
0.00%, 10/01/23 (d) (h) (i)	959	253
Petrobras Global Finance B.V.
5.09%, 01/15/30	4,600	5,144
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (f) (h) (i) (j)	1,290	46
Petroleos Mexicanos
6.49%, 01/23/27	180	189
2.75%, 04/21/27, EUR (f)	100	115
5.35%, 02/12/28	2,804	2,764
6.50%, 03/13/27 - 01/23/29	5,745	5,936
6.84%, 01/23/30	2,796	2,909
5.95%, 01/28/31 (g)	1,180	1,173
7.69%, 01/23/50	270	273
6.95%, 01/28/60	1,514	1,424
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (d) (n)	830	983
Saudi Arabian Oil Company
3.25%, 11/24/50 (d)	1,000	1,013
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (f)	2,400	2,493
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (f)	700	717
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	71	77
5.75%, 09/30/39 (d)	755	862
Transocean Guardian Limited
5.88%, 01/15/24 (d)	90	77
Transocean Inc
7.25%, 11/01/25 (d)	150	75
7.50%, 01/15/26 (d)	259	119
8.00%, 02/01/27 (d)	340	163
Valaris PLC
0.00%, 10/01/44 (h) (i)	436	17
Western Midstream Operating, LP
1.07%, (3 Month USD LIBOR + 0.85%), 01/13/23 (e) (o)	124	121
6.25%, 02/01/50 (k) (o)	92	101
YPF Sociedad Anonima
33.16%, (BADLAR + 6.00%), 03/04/21, ARS (e)	17,180	117
		34,839
Real Estate 1.6%
Agree Limited Partnership
2.90%, 10/01/30	1,300	1,375
CBL & Associates Limited Partnership
0.00%, 10/15/24 - 12/15/26 (h) (i)	125	50
CSL Capital, LLC
6.00%, 04/15/23 (d)	1,000	1,020
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	90
Equinix, Inc.
2.88%, 02/01/26, EUR	6,120	7,592
Growthpoint Properties Ltd
5.87%, 05/02/23 (d)	200	211
Hunt Companies, Inc.
6.25%, 02/15/26 (d)	28	29
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (f)	2,795	3,859
3.25%, 11/12/25, EUR (f)	3,000	3,711
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	85
Lexington Realty Trust
2.70%, 09/15/30	734	764

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Life Storage LP
3.88%, 12/15/27	26	30
MPT Operating Partnership, L.P.
2.55%, 12/05/23, GBP	300	416
3.69%, 06/05/28, GBP	300	442
Newmark Group, Inc.
6.13%, 11/15/23 (o)	262	285
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	195
Physicians Realty L.P.
3.95%, 01/15/28	56	60
Regency Centers, L.P.
3.70%, 06/15/30	216	244
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	68
3.90%, 10/15/29	46	48
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	102
4.75%, 03/15/25	42	43
Store Capital Corporation
4.50%, 03/15/28	48	55
4.63%, 03/15/29	49	57
The Howard Hughes Corporation
5.38%, 03/15/25 (d)	2,441	2,516
Uniti Group Inc.
7.88%, 02/15/25 (d)	3,171	3,405
W.P. Carey Inc.
3.85%, 07/15/29	31	35
Welltower Inc.
4.25%, 04/15/28	32	37
		26,870
Health Care 1.3%
Centene Corporation
4.75%, 01/15/25	466	479
4.25%, 12/15/27	164	174
Community Health Systems, Inc.
8.63%, 01/15/24 (d)	1,786	1,863
6.63%, 02/15/25 (d)	7,229	7,609
8.00%, 03/15/26 (d)	1,134	1,226
5.63%, 03/15/27 (d)	4,810	5,168
6.00%, 01/15/29 (d)	1,010	1,090
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (d)	189	201
7.25%, 02/01/28 (d)	462	487
Teva Pharmaceutical Finance Netherlands II B.V.
3.25%, 04/15/22, EUR	400	494
6.00%, 01/31/25, EUR (f)	300	397
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,892
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	762
		21,842
Information Technology 1.0%
Broadcom Inc.
3.46%, 09/15/26	5,581	6,190
3.88%, 01/15/27	3,690	4,147
4.11%, 09/15/28	1,494	1,709
5.00%, 04/15/30	26	32
4.15%, 11/15/30	819	947
4.30%, 11/15/32	859	1,018
Citrix Systems, Inc.
3.30%, 03/01/30	192	212
Corning Incorporated
5.45%, 11/15/79	146	199
Dell International L.L.C.
6.10%, 07/15/27 (d)	700	869
Leidos, Inc.
4.38%, 05/15/30 (d)	58	70
Micron Technology, Inc.
5.33%, 02/06/29	202	253
4.66%, 02/15/30	368	451
NXP B.V.
4.30%, 06/18/29 (d)	360	429
Oracle Corporation
4.00%, 07/15/46	66	81
3.85%, 04/01/60	234	286
PTC Inc.
3.63%, 02/15/25 (d)	90	93
Refinitiv US Holdings Inc.
4.50%, 05/15/26, EUR (f)	300	385
VMware, Inc.
4.70%, 05/15/30 (o)	29	35
Western Digital Corporation
4.75%, 02/15/26 (g)	252	279
		17,685
Consumer Staples 1.0%
Bacardi Limited
4.45%, 05/15/25 (d)	200	226
Kraft Heinz Foods Company
3.00%, 06/01/26	574	600
3.88%, 05/15/27 (d)	3,511	3,786
4.25%, 03/01/31 (d)	5,357	5,956
5.50%, 06/01/50 (d)	4,430	5,545
Post Holdings, Inc.
4.63%, 04/15/30 (d)	176	185
RELX Capital Inc.
3.00%, 05/22/30	40	44
		16,342
Sovereign 0.2%
Export-Import Bank of India
1.27%, (3 Month USD LIBOR + 1.02%), 03/28/22 (e)	2,600	2,600
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (d)	200	217
		2,817
Materials 0.1%
Vale Overseas Ltd
6.25%, 08/10/26	370	459
6.88%, 11/21/36 - 11/10/39	420	622
Vale S.A.
3.75%, 01/10/23, EUR	200	260
		1,341
Total Corporate Bonds And Notes (cost $529,575)		557,938
SENIOR FLOATING RATE INSTRUMENTS 4.5%
Communication Services 1.4%
Altice France S.A.
2018 Term Loan B13, 4.24%, (3 Month USD LIBOR + 4.00%), 07/13/26 (e)	2,387	2,373
Banijay Entertainment S.A.S
USD Term Loan , 3.90%, (1 Month USD LIBOR + 3.75%), 02/04/25 (e)	46	45
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (e)	197	190
Gray Television, Inc.
2018 Term Loan C, 2.64%, (3 Month USD LIBOR + 2.50%), 10/30/25 (e)	85	84
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (e)	4,891	4,805
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (e)	1,150	1,172
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (e)	4,153	4,205
NASCAR Holdings Inc.
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 07/19/26 (e)	307	305
PUG LLC
USD Term Loan , 3.65%, (1 Month USD LIBOR + 3.50%), 01/31/27 (e)	97	92
Sinclair Television Group Inc.
Term Loan B2B, 2.65%, (1 Month USD LIBOR + 2.50%), 07/18/26 (e)	130	129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (e)	322	290
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (e)	7,471	7,420
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (e)	562	548
Zayo Group Holdings, Inc.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (e)	1,158	1,149
		22,807
Consumer Discretionary 1.0%
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/25 (e)	93	92
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 12/23/24 (e)	2,868	2,810
Carnival Corporation
USD Term Loan B, 8.50%, (1 Month USD LIBOR + 7.50%), 06/29/25 (e)	796	818
Diamond Resorts Corporation
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/02/23 (e)	3,992	3,764
Neiman Marcus Group Ltd LLC
2020 Exit Term Loan, 13.00%, (3 Month USD LIBOR + 12.00%), 04/28/25 (e)	2,493	2,644
PetSmart, Inc.
Consenting Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/11/22 (e)	6,950	6,931
Whatabrands LLC
2020 Term Loan B, 2.97%, (1 Month USD LIBOR + 2.75%), 08/02/26 (e)	50	50
Wyndham Hotels & Resorts, Inc.
Term Loan B, 1.90%, (3 Month USD LIBOR + 1.75%), 03/29/25 (e)	98	97
		17,206
Health Care 0.8%
Advanz Pharma Corp.
2018 USD Exit Term Loan B, 6.50%, (3 Month USD LIBOR + 5.50%), 09/06/24 (e)	466	454
Bausch Health Companies Inc.
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 11/26/25 (e)	158	156
Elanco Animal Health Incorporated
Term Loan B, 1.89%, (3 Month USD LIBOR + 1.75%), 02/04/27 (e)	346	342
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 09/27/25 (e)	5,242	4,357
EyeCare Partners, LLC
2020 Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 02/05/27 (e)	127	124
2020 Delayed Draw Term Loan, 3.90%, (3 Month USD LIBOR + 3.75%), 02/05/27 (e)	3	3
2020 Delayed Draw Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 02/05/27 (e)	27	27
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.39%, (1 Month USD LIBOR + 3.25%), 05/31/25 (e)	96	95
Parexel International Corporation
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 08/06/24 (e)	8,437	8,283
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/09/25 (e)	87	86
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 06/11/26 (e)	239	237
		14,164
Industrials 0.5%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (e)	77	77
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (e)	—	—
APi Group DE, Inc.
Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 09/25/26 (e)	495	493
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 01/02/25 (e)	29	29
Delta Air Lines, Inc.
2020 GSR Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 04/27/23 (e)	520	528
Genesee & Wyoming Inc.
Term Loan, 2.25%, (3 Month USD LIBOR + 2.00%), 10/29/26 (e)	169	168
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/05/27 (e)	272	268
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1 Month USD LIBOR + 3.75%), 04/12/25 (e)	323	322
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (e)	7,034	7,069
2020 2nd Lien PIK Term Loan, 5.00%, (3 Month USD LIBOR + 10.75%), 04/28/24 (e)	147	125
		9,079
Information Technology 0.3%
CommScope, Inc.
2019 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/07/26 (e)	296	294
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (e)	1,067	1,065
2018 EUR Term Loan, 3.25%, (3 Month EURIBOR + 3.25%), 09/18/25, EUR (e)	1,980	2,413
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	138	136
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	191	189
		4,097
Consumer Staples 0.3%
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 01/29/27 (e)	294	291
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 01/30/27 (e)	182	181
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.00%, (3 Month USD LIBOR + 4.00%), 07/12/26 (e)	450	451
EUR Term Loan B2, 3.50%, (3 Month EURIBOR + 3.50%), 10/01/26, EUR (e)	2,500	3,042
		3,965
Financials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (e)	31	31
Term Loan B4, 2.25%, (3 Month USD LIBOR + 1.50%), 02/05/27 (e)	34	34
Ineos Finance PLC
2017 EUR Term Loan B, 2.50%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (e)	2,909	3,503
Jefferies Finance LLC
2019 Term Loan, 3.19%, (3 Month USD LIBOR + 3.00%), 05/22/26 (e)	104	103
Westmoreland Mining Holdings
Term Loan, 9.25%, (3 Month USD LIBOR + 8.25%), 03/15/22 (e)	9	8
		3,679
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 2.00%, (3 Month USD LIBOR + 1.75%), 06/01/24 (e)	25	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Messer Industries GmbH
2018 USD Term Loan, 2.75%, (3 Month USD LIBOR + 2.50%), 09/19/25 (e)	116	115
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 09/10/25 (e)	363	358
		498
Energy 0.0%
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.15%, (3 Month USD LIBOR + 3.00%), 06/30/25 (e)	63	41
Pacific Drilling Company, LLC.
Term Loan, 0.00%, 12/31/25 (e) (q)	167	167
Valaris PLC
Term Loan, 0.00%, 08/11/21 (e) (q) (r)	48	48
Westmoreland Coal Company
PIK Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (e) (r)	56	22
		278
Real Estate 0.0%
Forest City Enterprises L.P.
2019 Term Loan B, 3.65%, (3 Month USD LIBOR + 3.50%), 12/13/25 (e)	196	187
Total Senior Floating Rate Instruments (cost $74,773)		75,960
COMMON STOCKS 0.3%
Consumer Discretionary 0.2%
NMG Parent LLC (h) (r)	32	2,886
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (h)	515	850
iHeartMedia, Inc. (h) (j)	—	5
iHeartMedia, Inc. - Class A (h)	35	452
		1,307
Real Estate 0.0%
Uniti Group Inc.	55	640
Energy 0.0%
Westmoreland Coal Company (h) (j)	1	6
Total Common Stocks (cost $4,380)		4,839
WARRANTS 0.1%
iHeartMedia, Inc. - Class A (h) (j)	180	2,107
Total Warrants (cost $3,116)		2,107
RIGHTS 0.1%
Windstream Services, LLC (h) (r)	109	1,995
Total Rights (cost $947)		1,995
SHORT TERM INVESTMENTS 5.2%
U.S. Treasury Bill 4.8%
Treasury, United States Department of
0.09%, 01/12/21 (b) (s)	2,100	2,100
0.12%, 01/26/21 (b) (s)	10,396	10,396
0.13%, 01/28/21 (s)	10,700	10,700
0.10%, 02/04/21 (b) (s)	7,200	7,200
0.07%, 02/09/21 (s)	16,000	15,999
0.10%, 02/18/21 (b) (s)	2,800	2,800
0.09%, 03/04/21 (s)	6,300	6,299
0.12%, 03/30/21 (s)	4,900	4,899
0.11%, 04/06/21 (b) (s)	2,000	2,000
0.09%, 04/08/21 (s)	4,200	4,199
0.09%, 04/13/21 (s)	12,300	12,297
0.09%, 05/04/21 (b) (s)	4,000	3,999
		82,888
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.07% (t) (u)	3,605	3,605
Treasury Securities 0.2%
Presidencia De La Nacion
-9.51%, 05/21/21, ARS (s)	389,319	2,812
Total Short Term Investments (cost $89,238)		89,305
Total Investments 131.8% (cost $2,208,951)		2,247,322
Total Purchased Options 0.0% (cost $132)		113
Other Derivative Instruments (0.2)%		(3,557)
Other Assets and Liabilities, Net (31.6)%		(538,727)
Total Net Assets 100.0%		1,705,151

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $552,626.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $263,386 and 15.4% of the Fund.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) All or a portion of the security was on loan as of December 31, 2020.

(h) Non-income producing security.

(i) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(s) The coupon rate represents the yield to maturity.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.7%
United Kingdom	9.0
Cayman Islands	3.9
Ireland	1.5
Netherlands	1.1
Germany	1.0
Luxembourg	0.9
Turkey	0.8
Mexico	0.8
Peru	0.6
Saudi Arabia	0.6
South Africa	0.6
Argentina	0.6
Japan	0.5
Macau	0.4
Italy	0.4
France	0.4
Switzerland	0.4
Israel	0.3
Canada	0.3
China	0.3
Russian Federation	0.3
United Arab Emirates	0.2
India	0.2
Brazil	0.2
Virgin Islands (British)	0.2
NotFound	0.2
Liberia	0.1
Qatar	0.1
Spain	0.1
New Zealand	0.1
Bermuda	0.1
Indonesia	0.1
Serbia	—
Chile	—
Venezuela	—
Guatemala	—
Singapore	—
Norway	—
Paraguay	—
Puerto Rico	—
Hong Kong	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	270	274	—
Alba PLC, Series 2006-D-2, 0.50%, 12/15/38	02/19/20	1,764	1,768	0.1
Altice Financing S.A., 3.00%, 01/15/28	01/08/20	2,667	2,828	0.2
Banco Bilbao Vizcaya Argentaria, S.A., 8.88% (callable at 100, 04/14/21)	02/13/19	1,581	1,744	0.1
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	01/29/18	255	249	—
Barclays Bank PLC, 3.38%, 04/02/25	07/29/20	2,032	2,154	0.1
Barclays PLC, 6.38% (callable at 100, 12/15/25)	07/13/20	4,517	5,133	0.3
Barclays PLC, 7.25% (callable at 100, 03/15/23)	01/26/18	4,064	4,197	0.3
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	418	420	—
Barclays PLC, 3.13%, 01/17/24	04/12/18	144	145	—
Barclays PLC, 3.25%, 02/12/27	06/11/18	530	608	—
China Construction Bank (New Zealand) Limited, 0.99%, 12/20/21	12/19/19	1,895	1,899	0.1
China Construction Bank Corporation, 0.99%, 09/24/21	03/14/19	4,701	4,701	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	136	140	—
Cooperatieve Rabobank U.A., 6.63% (callable at 100, 06/29/21)	11/03/17	10,307	10,768	0.6
CPI Property Group, 1.63%, 04/23/27	01/16/20	333	376	—
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	12/12/19	210	211	—
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	212	226	—
Dukinfield II PLC, Series A-2, 1.28%, 12/20/52	06/10/20	3,206	3,429	0.2
Dutch Property Finance 2020-1 B.V., Series 2020-A-1, 0.14%, 07/28/54	06/03/20	699	775	0.1
European Secured Lending S.A., SICAV-RAIF, Series 2019-A-PL1, 0.28%, 03/24/63	06/03/20	485	533	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Eurosail PLC, Series 2007-A3A-6NCX, 0.74%, 09/13/45	10/15/18	59	62	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 0.59%, 06/13/45	09/02/20	13,739	14,196	0.8
Finsbury Square 2018-2 PLC, Series 2018-A-2, 0.99%, 09/12/68	06/03/20	8,398	9,143	0.5
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,012	5,625	0.3
Gobierno de la Provincia de Buenos Aires, 33.38%, 04/12/25	09/19/19	42	33	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	12/05/18	1,085	1,442	0.1
HSBC Holdings PLC, 6.00% (callable at 100, 09/29/23)	12/10/18	235	267	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.99%, 12/21/21	12/19/19	998	1,000	0.1
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	02/03/20	209	209	—
InterContinental Hotels Group PLC, 2.13%, 08/24/26	02/19/20	2,003	2,125	0.1
InterContinental Hotels Group PLC, 2.13%, 05/15/27	02/19/20	1,634	1,801	0.1
Intesa Sanpaolo S.p.A., 7.00% (callable at 100, 01/19/21)	02/04/20	549	611	—
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	3,970	3,859	0.2
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,757	3,711	0.2
Lloyds Banking Group PLC, 4.83% (callable at 100, 06/27/25)	02/05/20	220	262	—
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	12/05/18	2,159	2,477	0.2
Lloyds Banking Group PLC, 7.88% (callable at 100, 06/27/29)	04/10/18	2,994	3,040	0.2
Lloyds Banking Group PLC, 4.00%, 03/07/25	02/28/18	311	338	—
Mansard Mortgages PLC, Series 2006-B1-1X, 1.15%, 10/15/48	02/19/20	5,870	5,999	0.4
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	2,838	2,898	0.2
Netflix, Inc., 3.63%, 05/15/27	09/27/17	833	951	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	903	1,140	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,239	11,925	0.7
Newgate Funding PLC, Series 2007-A3-2X, 0.20%, 12/15/50	11/28/17	6,065	6,401	0.4
Odebrecht Drilling Norbe VIII/IX Ltd, 6.35%, 12/01/21	09/28/18	12	12	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	12	11	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	87	17	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	18	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	11	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	11	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	100	115	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	501	532	—
QNB Finance Ltd, 1.79%, 07/18/21	08/29/18	400	402	—
Refinitiv US Holdings Inc., 4.50%, 05/15/26	09/18/18	350	385	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	168	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	120	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	97	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	33	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	81	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	34	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	5	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	128	135	—
Ripon Mortgages PLC, Series B1-1X, 1.25%, 08/20/56	06/25/20	3,705	4,095	0.3
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,832	4,118	0.3
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	01/23/20	419	427	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	4,498	5,023	0.3
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	09/17/19	5,356	5,759	0.3
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,465	2,493	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	707	717	0.1
Societe Generale, 6.75% (callable at 100, 04/07/21)	02/03/20	897	988	0.1
Stichting AK Rabobank Certificaten II, 0.00%	09/05/19	3,856	4,390	0.3
Teva Pharmaceutical Finance Netherlands II B.V., 6.00%, 01/31/25	11/19/19	332	397	—
The Royal Bank of Scotland Group Public Limited Company, 2.50%, 03/22/23	11/15/18	1,386	1,547	0.1
The Royal Bank of Scotland Group Public Limited Company, 2.00%, 03/04/25	11/16/18	225	258	—
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	01/24/19	1,555	1,812	0.1
UBS Group AG, 7.13% (callable at 100, 08/10/21)	12/10/19	1,945	1,950	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 03/22/21)	12/10/19	1,511	1,515	0.1
UniCredit S.p.A., 6.75% (callable at 100, 09/10/21)	02/19/20	557	620	—
		152,074	160,389	9.4

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	March 2021	AUD	36,528	(11)	99
Italy Government BTP Bond	248	March 2021	EUR	37,551	18	179
United States 10 Year Note	1,038	March 2021		143,156	113	169
					120	447

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Long Gilt	(14)	March 2021	GBP	(1,876)	(4)	(29)
United States 5 Year Note	(33)	April 2021		(4,152)	(2)	(11)
United States Long Bond	(35)	March 2021		(6,112)	(12)	50
United States Ultra Bond	(171)	March 2021		(37,228)	(128)	709
					(146)	719

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	—
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	(1)
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	—
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	—	(5)
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	—
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	(1)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	(1)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	(2)
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	—
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	—
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	—
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	—
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	—
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	—
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	—
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	(2)	3
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	—	—
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(9)	152
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(2)	27
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(2)	27
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(3)	50
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(1)	12
28-Day MEXIBOR (M)	Paying	5.12	(M)	05/06/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/23/25	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/30/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	1
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	—	8
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	—	13
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/21		1,500	—	3
3M LIBOR (Q)	Receiving	1.00	(S)	06/17/22		10,700	—	8
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	(1)	5
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	—	4
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(5)	25
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	(3)	—
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	(3)	—
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(30)	204
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		13,000	(12)	20
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	(2)	9
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	(8)	45
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	(2)	9
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	(3)	15
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	(6)	28
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	(4)	19
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	(2)	9
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	(4)	18
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	(76)	291
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(2)	6
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	(2)	14
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	(4)	23
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	(10)	60
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	(47)	295

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	(18)	115
3M LIBOR (Q)	Paying	1.00	(S)	12/16/30		17,500	21	(202)
6M British Bankers' Association Yen LIBOR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	9	(165)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(S)	03/15/29	JPY	7,500,000	7	(21)
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	(6)	(16)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(24)	(58)
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(12)	(27)
BRAZIBOR (A)	Receiving	2.84	(A)	01/03/22	BRL	1,200	—	—
BRAZIBOR (A)	Receiving	2.85	(A)	01/03/22	BRL	1,000	—	—
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	5,000	—	—
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	1,800	—	—
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	6,100	—	(1)
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	6,100	—	(1)
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	23,500	(1)	(3)
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	5,000	—	(1)
BRAZIBOR (A)	Receiving	2.89	(A)	01/03/22	BRL	7,300	—	(1)
BRAZIBOR (A)	Paying	3.06	(A)	01/03/22	BRL	114,100	5	59
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	1	56
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	1	50
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	—	17
Sterling Overnight Index Average Rate (A)	Receiving	0.25	(A)	03/17/51	GBP	2,200	(24)	(72)
							(286)	1,122

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.EM.28.V2 (Q)	1.00	12/20/22	(19,655)	151	6	249
CDX.EM.29 (Q)	1.00	06/20/23	(3,854)	28	1	56
CDX.EM.30 (Q)	1.00	12/20/23	(15,228)	95	6	287
CDX.EM.31 (Q)	1.00	06/20/24	(4,888)	30	2	93
CDX.EM.32.V3 (Q)	1.00	12/20/24	(2,511)	11	1	54
CDX.EM.33.V2 (Q)	1.00	06/20/25	(1,615)	(2)	1	40
CDX.EM.34 (Q)	1.00	12/20/25	(2,200)	(53)	1	65
CDX.NA.HY.33.V12 (Q)	5.00	12/20/24	(2,706)	250	2	70
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(10,488)	973	13	310
CDX.NA.HY.35 (Q)	5.00	12/20/25	(3,000)	280	4	13
General Electric Company (Q)	1.00	12/20/23	(200)	3	—	2
ITRAXX.EUR.34 (Q)	1.00	12/20/25	(4,290)	137	—	19
				1,903	37	1,258

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 06/28/52	DUB	Call	103.50	06/24/22	600,000	23
3M LIBOR, 06/28/52	DUB	Put	103.50	06/24/22	600,000	90
						113

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.33, 12/20/24	GSC	Put		250.00	03/17/21		4,406,000	—
ITRAXX.EUR.32, 12/20/24	GSC	Put		250.00	03/17/21	EUR	5,359,000	—
								—
Foreign Currency Options
USD/CNH Spot Rate	JPM	Call	CNH	6.75	01/07/21		8,500,000	—
USD/CNH Spot Rate	JPM	Call	CNH	6.68	03/09/21		8,514,000	(33)
USD/CNH Spot Rate	JPM	Put	CNH	6.55	01/07/21		8,500,000	(71)
USD/CNH Spot Rate	JPM	Put	CNH	6.40	03/09/21		8,514,000	(29)
								(133)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Government National Mortgage Association, 2.50%, 01/15/51	JPM	Put	103.00	01/14/21	21,700,000	(1)

JNL/PIMCO Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	01/05/21	BRL	42,065	8,098	217
BRL/USD	CIT	02/02/21	BRL	42,065	8,095	(213)
CLP/USD	CIT	01/21/21	CLP	590,430	831	76
CNY/USD	GSC	03/17/21	CNY	115,425	17,559	77
EUR/USD	CIT	02/19/21	EUR	14,439	17,649	147
GBP/USD	CIT	02/19/21	GBP	3,039	4,155	94
IDR/USD	CIT	03/17/21	IDR	54,150,431	3,829	33
INR/USD	CIT	03/17/21	INR	610,554	8,292	96
INR/USD	GSC	03/17/21	INR	183,894	2,498	29
MXN/USD	GSC	01/21/21	MXN	6,922	348	1
MXN/USD	CIT	03/25/21	MXN	350,054	17,437	301
NZD/USD	GSC	02/19/21	NZD	14,262	10,264	419
RUB/USD	GSC	02/16/21	RUB	839,782	11,271	(105)
RUB/USD	GSC	02/16/21	RUB	473,182	6,351	145
USD/AUD	GSC	02/19/21	AUD	(1,201)	(926)	(45)
USD/BRL	CIT	01/05/21	BRL	(42,065)	(8,098)	215
USD/EUR	CIT	02/19/21	EUR	(107,131)	(130,950)	(3,759)
USD/EUR	CIT	02/19/21	EUR	(1,200)	(1,467)	1
USD/GBP	CIT	02/19/21	GBP	(88,709)	(121,286)	(4,378)
USD/JPY	GSC	02/19/21	JPY	(184,100)	(1,784)	(18)
USD/NZD	GSC	02/19/21	NZD	(14,224)	(10,237)	(539)
USD/PEN	CIT	05/10/21	PEN	(5,382)	(1,486)	8
USD/ZAR	CIT	01/06/21	ZAR	(15,795)	(1,075)	1
USD/ZAR	CIT	01/07/21	ZAR	(5,685)	(387)	2
USD/ZAR	CIT	01/22/21	ZAR	(83,860)	(5,693)	(76)
USD/ZAR	CIT	01/22/21	ZAR	(58,387)	(3,965)	9
					(170,677)	(7,262)

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	35
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	36
								—	71

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V12 (Q)	CGM	N/A	5.00	12/20/24	(13,709)	2,437	2,282	155
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	474	(328)	802
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	91	(74)	165
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	87	(41)	128
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(45,400)	105	(1,417)	1,522
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,060)	59	62	(3)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,122)	324	48	276
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.81	1.00	06/20/23	(300)	5	(3)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(3,300)	61	(56)	117
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.95	1.00	12/20/23	(2,400)	46	(40)	86
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(1,500)	27	(12)	39
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.24	1.00	12/20/22	(1,000)	15	7	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(7,200)	123	(55)	178
Minfin Rossii, FKU (Q)	CGM	1.44	1.00	12/20/22	(6,900)	89	(20)	109
Ministry of Finance of the Russian Federation (Q)	GSC	1.82	1.00	12/20/24	(6,000)	81	30	51
Ministry of Finance of the Russian Federation (Q)	GSC	0.45	1.00	06/20/23	(200)	3	3	—
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.97	1.00	12/20/22	(4,800)	37	(158)	195
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.10	1.00	06/20/23	(400)	2	(25)	27
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(700)	(4)	(12)	8
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(3)	(8)	5
South Africa, Parliament of (Q)	CGM	3.62	1.00	06/20/23	(1,500)	(5)	(76)	71
South Africa, Parliament of (Q)	GSC	3.86	1.00	06/20/24	(600)	(11)	(25)	14
					(183,391)	4,043	82	3,961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 76.1%
Financials 31.9%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	200	212
4.45%, 04/03/26	600	673
3.65%, 07/21/27	1,400	1,522
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,355
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	655
Ally Financial Inc.
3.05%, 06/05/23	1,900	2,004
1.45%, 10/02/23	1,700	1,735
3.88%, 05/21/24	100	110
8.00%, 11/01/31	500	734
Ambac LSNI, LLC
6.00%, (3 Month USD LIBOR + 5.00%), 02/12/23 (a) (b)	457	457
American Financial Group, Inc.
3.50%, 08/15/26	900	983
American International Group, Inc.
5.75%, 04/01/48	100	115
4.38%, 01/15/55	400	515
Arch Capital Group Ltd.
3.64%, 06/30/50	615	714
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,270
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	800	858
5.50%, 01/15/26 (a)	400	453
4.25%, 04/15/26 (a)	700	757
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	778
Banca Monte dei Paschi di Siena S.p.A.
3.63%, 09/24/24, EUR (c)	1,500	1,928
2.63%, 04/28/25, EUR (c)	500	625
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (c) (d) (e)	600	765
1.13%, 09/18/25 (e)	6,800	6,855
Banco Bradesco S.A.
2.85%, 01/27/23 (a)	2,500	2,560
Banco do Brasil S.A
4.75%, 03/20/24 (c)	200	216
4.63%, 01/15/25 (a)	300	327
Banco General, S.A.
4.13%, 08/07/27 (a)	200	226
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (a) (d)	1,000	1,086
Banco Santander, S.A.
3.49%, 05/28/30 (e)	4,600	5,161
Banco Santander-Chile
2.70%, 01/10/25 (a)	1,600	1,696
Banco Votorantim S.A.
4.50%, 09/24/24 (c)	1,000	1,061
Bancolombia SA
4.63%, 12/18/29	1,200	1,262
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,776
5.13%, (100, 06/20/24) (d)	1,600	1,687
5.88%, (100, 03/15/28) (d)	2,400	2,709
2.46%, 10/22/25	2,100	2,240
3.82%, 01/20/28	5,000	5,738
3.42%, 12/20/28	631	713
4.27%, 07/23/29	900	1,072
3.97%, 02/07/30	10,100	11,897
1.90%, 07/23/31	400	403
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (c) (d)	700	924
Barclays PLC
6.13%, (100, 12/15/25) (d) (e)	950	1,025
7.13%, (100, 06/15/25), GBP (d) (e)	900	1,370
7.75%, (100, 09/15/23) (d) (e)	700	751
7.88%, (100, 03/15/22) (c) (d) (e)	2,200	2,308
8.00%, (100, 06/15/24) (d) (e)	900	1,005
1.88%, 03/23/21, EUR (c)	200	245
1.70%, 05/12/22 (e)	1,800	1,830
7.63%, 11/21/22	537	597
1.60%, (3 Month USD LIBOR + 1.38%), 05/16/24 (b) (e)	2,477	2,505
4.34%, 05/16/24 (e)	200	216
1.01%, 12/10/24	1,500	1,511
2.85%, 05/07/26 (e)	1,400	1,504
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	545
4.25%, 12/15/25 (a)	300	343
4.38%, 12/15/28 (a)	1,600	1,880
BBVA Bancomer, S.A.
6.75%, 09/30/22 (c)	329	356
6.75%, 09/30/22 (a)	1,051	1,136
BGC Partners, Inc.
5.13%, 05/27/21	1,100	1,115
4.38%, 12/15/25	700	740
BlackRock, Inc.
1.90%, 01/28/31	1,100	1,150
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	1,075
BNP Paribas
7.00%, (100, 08/16/28) (a) (d)	200	237
2.82%, 11/19/25 (a) (e)	5,500	5,873
4.40%, 08/14/28 (a)	900	1,066
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,300	1,368
BPCE
1.43%, (3 Month USD LIBOR + 1.22%), 05/22/22 (a) (b)	500	506
2.75%, 01/11/23 (a)	2,500	2,612
Brookfield Financial, Inc.
4.00%, 04/01/24	500	549
3.90%, 01/25/28	500	574
4.35%, 04/15/30	1,600	1,914
3.50%, 03/30/51	800	852
Brown & Brown, Inc.
2.38%, 03/15/31	300	314
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	644
4.50%, 01/10/25 (a)	2,700	2,891
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (f)	600	667
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	553
China Construction Bank (New Zealand) Limited
0.99%, (3 Month USD LIBOR + 0.75%), 12/20/21 (b) (c)	500	500
Citigroup Inc.
4.00%, (100, 12/10/25) (d)	2,000	2,055
4.70%, (100, 01/30/25) (d)	1,600	1,644
5.00%, (100, 09/12/24) (d)	2,600	2,700
5.95%, (100, 05/15/25) (d)	1,100	1,197
2.90%, 12/08/21	100	102
2.88%, 07/24/23	900	935
1.25%, (3 Month USD LIBOR + 1.02%), 06/01/24 (b)	600	609
4.08%, 04/23/29	1,200	1,405
2.98%, 11/05/30	5,800	6,384
Citizens Bank, National Association
3.75%, 02/18/26	600	681
Citizens Financial Group, Inc.
5.65%, (100, 10/06/25) (d)	1,500	1,680
3.25%, 04/30/30	300	339
CNA Financial Corporation
2.05%, 08/15/30	300	309
Cooperatieve Rabobank U.A.
6.63%, (100, 06/29/21), EUR (c) (d) (e)	2,200	2,755
3.75%, 07/21/26	1,000	1,129
Credit Agricole SA
3.75%, 04/24/23 (a) (e)	250	268

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	307
Credit Suisse Group AG
5.10%, (100, 01/24/30) (a) (d)	3,100	3,221
6.38%, (100, 08/21/26) (a) (d)	1,100	1,225
7.25%, (100, 09/12/25) (a) (d)	3,200	3,604
7.50%, (100, 07/17/23) (a) (d)	5,700	6,203
6.50%, 08/08/23 (a) (e)	200	225
6.50%, 08/08/23 (c)	300	338
2.59%, 09/11/25 (a) (e)	1,700	1,791
3.87%, 01/12/29 (a) (e)	700	793
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	950
3.75%, 03/26/25 (e)	800	888
4.55%, 04/17/26 (e)	700	823
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	609
DAE Sukuk (DIFC) Ltd
3.75%, 02/15/26 (a)	1,800	1,845
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	1,070
Deutsche Bank Aktiengesellschaft
6.00%, (100, 10/30/25) (d)	1,400	1,404
3.15%, 01/22/21 (e)	500	501
4.25%, 10/14/21	2,200	2,256
5.00%, 02/14/22 (e)	900	941
1.41%, (3 Month USD LIBOR + 1.19%), 11/16/22 (b)	500	501
3.30%, 11/16/22	300	313
2.22%, 09/18/24 (e)	900	925
2.13%, 11/24/26	3,400	3,474
5.63%, 05/19/31, EUR (c)	2,600	3,665
3.55%, 09/18/31 (e)	7,400	8,029
Diamond Finance International Limited
5.45%, 06/15/23 (a) (f)	7,825	8,645
6.02%, 06/15/26 (a) (f)	2,900	3,538
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (c)	300	498
Discover Bank
2.70%, 02/06/30	1,300	1,386
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,370
4.10%, 02/09/27	400	460
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	3,054
Enel Finance International N.V.
2.75%, 04/06/23 (a) (g)	3,200	3,348
4.25%, 09/14/23 (a)	1,000	1,094
3.63%, 05/25/27 (a)	400	454
ERP Operating Limited Partnership
2.50%, 02/15/30	300	322
Export-Import Bank of India
3.25%, 01/15/30 (a)	600	644
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	812
4.63%, 04/29/30	1,900	2,119
Fairstone Financial Inc.
7.88%, 07/15/24 (a)	500	530
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	323
3.40%, 06/15/30	1,900	2,092
2.45%, 03/15/31	300	305
First American Financial Corporation
4.30%, 02/01/23	650	689
4.60%, 11/15/24	200	223
Flagstar Bancorp, Inc.
6.13%, 07/15/21	800	818
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (c)	1,550	1,701
Ford Motor Credit Company LLC
3.34%, 03/18/21	200	201
5.88%, 08/02/21	500	510
5.60%, 01/07/22	2,900	2,991
3.22%, 01/09/22	800	806
1.30%, (3 Month USD LIBOR + 1.08%), 08/03/22 (b)	1,400	1,353
4.25%, 09/20/22	400	412
3.55%, 10/07/22	2,200	2,234
3.09%, 01/09/23	5,000	5,078
3.10%, 05/04/23	200	202
1.74%, 07/19/24, EUR	3,000	3,637
4.54%, 03/06/25, GBP	100	145
Freedom Mortgage Corporation
8.13%, 11/15/24 (a)	100	104
8.25%, 04/15/25 (a)	100	105
7.63%, 05/01/26 (a)	1,500	1,585
GE Capital Funding LLC
3.45%, 05/15/25 (a)	400	442
4.40%, 05/15/30 (a)	7,500	8,832
4.55%, 05/15/32 (a)	4,000	4,794
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	954
General Motors Financial Company, Inc.
1.78%, (3 Month USD LIBOR + 1.55%), 01/14/22 (b)	200	202
1.55%, (3 Month USD LIBOR + 1.31%), 06/30/22 (b)	400	403
3.55%, 07/08/22	1,500	1,564
Globe Life Inc.
2.15%, 08/15/30	2,100	2,133
Greene King Finance PLC
5.32%, 09/15/31, GBP (c) (h)	383	596
High Street Funding Trust I
4.11%, 02/15/28	100	115
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (c) (d) (e)	1,300	1,768
5.88%, (100, 09/28/26), GBP (d) (e)	1,900	2,853
6.38%, (100, 09/17/24) (d) (e)	600	641
6.50%, (100, 03/23/28) (d) (e)	2,300	2,581
6.88%, (100, 06/01/21) (d) (e)	600	609
3.60%, 05/25/23	800	860
2.63%, 11/07/25 (e)	1,200	1,277
4.30%, 03/08/26	725	835
3.90%, 05/25/26 (e)	600	684
1.60%, (3 Month USD LIBOR + 1.38%), 09/12/26 (b) (e)	500	508
4.29%, 09/12/26 (e)	900	1,024
4.04%, 03/13/28 (e)	200	228
3.00%, 07/22/28, GBP (e)	700	1,068
4.58%, 06/19/29 (e)	1,100	1,298
3.97%, 05/22/30	6,700	7,736
2.85%, 06/04/31 (e)	2,500	2,684
2.36%, 08/18/31 (e)	2,600	2,684
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (f)	900	938
3.13%, 07/26/24 (a) (f)	500	537
3.50%, 02/11/23 - 07/26/26 (a) (f)	1,200	1,301
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.99%, (3 Month USD LIBOR + 0.75%), 12/21/21 (b) (c)	800	800
ING Groep N.V.
5.75%, (100, 11/16/26) (d) (e)	700	761
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,353
1.85%, 09/15/32	3,300	3,325
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (c) (d) (e)	600	876
6.50%, 02/24/21 (a)	250	252
5.71%, 01/15/26 (a)	875	996
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a)	2,300	2,413
JAB Holdings B.V.
2.20%, 11/23/30 (a)	2,050	2,063
Jefferies Finance LLC
6.25%, 06/03/26 (a)	200	209
JPMorgan Chase & Co.
3.68%, (3 Month USD LIBOR + 3.47%), (100, 01/30/21) (b) (d)	537	534

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
4.00%, (100, 04/01/25) (d)	4,700	4,712
4.60%, (100, 02/01/25) (d)	2,900	2,991
5.00%, (100, 08/01/24) (d)	700	736
5.15%, (100, 05/01/23) (d)	800	825
6.10%, (100, 10/01/24) (d)	900	987
3.56%, 04/23/24	235	251
3.22%, 03/01/25	1,380	1,488
2.30%, 10/15/25	2,800	2,972
3.78%, 02/01/28	7,000	8,039
2.74%, 10/15/30	11,100	12,062
KKR Group Finance Co. VI LLC
3.75%, 07/01/29 (a)	1,200	1,399
KWG Group Holdings Limited
6.00%, 09/15/22 (c)	400	408
Lazard Group LLC
3.75%, 02/13/25	300	333
4.50%, 09/19/28	1,200	1,414
4.38%, 03/11/29	400	468
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,602
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	2,200	2,541
7.63%, (100, 06/27/23), GBP (c) (d) (e)	1,000	1,501
1.04%, (3 Month USD LIBOR + 0.80%), 06/21/21 (b) (e)	400	401
4.05%, 08/16/23 (e)	1,600	1,742
4.45%, 05/08/25 (e)	800	917
4.58%, 12/10/25	400	457
2.44%, 02/05/26 (e)	600	633
Loews Corporation
3.20%, 05/15/30	100	113
Mitsubishi UFJ Financial Group Inc
1.07%, (3 Month USD LIBOR + 0.86%), 07/26/23 (b)	300	303
2.80%, 07/18/24	1,800	1,927
1.41%, 07/17/25	9,800	10,053
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	721
Mizuho Financial Group Inc
2.63%, 04/12/21 (a)	700	704
1.10%, (3 Month USD LIBOR + 0.88%), 09/11/22 (b) (f)	800	808
1.07%, (3 Month USD LIBOR + 0.85%), 09/13/23 (b)	2,200	2,219
2.87%, 09/13/30	4,400	4,767
1.98%, 09/08/31	1,900	1,927
Moody's Corporation
4.88%, 02/15/24	290	325
3.25%, 05/20/50	1,000	1,109
Morgan Stanley
5.88%, (100, 09/15/26) (d)	1,000	1,126
3.13%, 01/23/23	3,400	3,588
0.79%, (3 Month CIDOR + 0.30%), 02/03/23, CAD (b)	2,200	1,730
1.79%, 02/13/32	1,500	1,509
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	868
MUFG Union Bank, National Association
2.10%, 12/09/22	1,300	1,341
Multibank, Inc.
4.38%, 11/09/22 (a)	200	206
Muthoot Finance Limited
4.40%, 09/02/23 (a)	2,300	2,345
Nasdaq, Inc.
2.50%, 12/21/40 (f)	1,500	1,485
National Securities Clearing Corporation
1.20%, 04/23/23 (a)	1,400	1,429
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (a)	800	851
Nationwide Building Society
10.25%, GBP (d)	535	1,295
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	557
Navient Corporation
6.50%, 06/15/22	200	211
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	802
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	650
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,279
1.85%, 07/16/25	1,300	1,350
3.10%, 01/16/30	1,800	1,965
Nordea Bank ABP
6.63%, (100, 03/26/26) (a) (d)	300	344
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (c)	500	526
NTT Finance Corporation
1.90%, 07/21/21 (c)	2,050	2,065
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	563
Ohio National Financial Services, Inc.
5.55%, 01/24/30 (a)	3,100	3,212
Pacific LifeCorp
3.35%, 09/15/50 (a)	400	444
Petrobras Global Finance B.V.
7.25%, 03/17/44	900	1,168
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (a)	600	623
Pine Street Trust I
4.57%, 02/15/29 (a)	1,600	1,889
Principal Financial Group, Inc.
3.70%, 05/15/29	100	117
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,159
3.40%, 01/15/30 (a)	700	757
Radian Group Inc.
6.63%, 03/15/25	500	567
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	684
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	899
Rio Oil Finance Trust
9.25%, 07/06/24 (c) (h)	293	323
9.25%, 07/06/24 (a) (h)	122	135
9.75%, 01/06/27 (a) (h)	156	181
8.20%, 04/06/28 (a)	588	659
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,155
3.50%, 06/07/24	600	649
3.24%, 10/05/26	2,200	2,399
4.40%, 07/13/27	100	114
Santander UK Group Holdings PLC
7.38%, (100, 06/24/22), GBP (c) (d) (e)	295	420
3.40%, 06/01/21 (e)	500	506
3.75%, 11/15/21 (e)	2,100	2,161
1.63%, 02/12/23 (a)	5,400	5,540
2.88%, 06/18/24 (e)	800	857
4.80%, 11/15/24 (e)	532	591
4.75%, 09/15/25 (a)	600	677
1.53%, 08/21/26 (e)	2,100	2,135
SB Capital S.A.
6.13%, 02/07/22 (c)	1,500	1,577
5.13%, 10/29/22 (c)	6,100	6,420
5.25%, 05/23/23 (c)	600	641
SBL Holdings, LLC
5.13%, 11/13/26 (a)	700	687
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (c)	900	921
5.10%, 07/16/23 (a)	1,900	1,937
SLM Corporation
7.25%, 01/25/22	100	104
5.13%, 04/05/22	400	410
4.20%, 10/29/25	500	529
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	1,700	1,712
3.00%, 07/15/22 (a)	800	819
3.55%, 04/15/24 (a)	1,100	1,167

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Societe Generale
1.49%, 12/14/26 (a)	900	908
Springleaf Finance Corporation
7.75%, 10/01/21	800	842
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	1,085
2.82%, 01/30/26 (a)	1,600	1,695
3.27%, 02/18/36 (a)	700	731
State Bank of India
3.25%, 01/24/22 (c)	700	715
State Street Corporation
5.63%, (100, 12/15/23) (d)	400	419
Stichting AK Rabobank Certificaten II
0.00%, EUR (b) (c) (d) (h)	630	1,019
Stifel Financial Corp.
4.00%, 05/15/30	900	1,028
Sumitomo Mitsui Financial Group, Inc.
1.91%, (3 Month USD LIBOR + 1.68%), 03/09/21 (b)	1,200	1,203
1.36%, (3 Month USD LIBOR + 1.14%), 10/19/21 (b)	1,300	1,310
1.00%, (3 Month USD LIBOR + 0.78%), 07/12/22 (b)	500	504
1.47%, 07/08/25	3,900	3,996
3.04%, 07/16/29	4,300	4,763
2.13%, 07/08/30	3,000	3,130
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (a)	1,700	1,711
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	220
Synchrony Financial
4.38%, 03/19/24	400	440
4.25%, 08/15/24	100	110
3.95%, 12/01/27	2,900	3,248
Syngenta Finance N.V.
3.93%, 04/23/21 (a) (f)	300	302
3.13%, 03/28/22	1,200	1,219
4.44%, 04/24/23 (a) (f)	200	209
4.89%, 04/24/25 (a) (f)	200	215
5.18%, 04/24/28 (a) (f)	1,900	2,035
Synovus Bank
2.29%, 02/10/23	4,500	4,556
The Bank of New York Mellon Corporation
4.70%, (100, 09/20/25) (d)	800	879
2.80%, 05/04/26	1,800	1,986
The Bank of Nova Scotia
4.90%, (100, 06/04/25) (d) (e)	500	537
The Blackstone Group Inc.
2.50%, 01/10/30 (a)	5,700	6,134
5.00%, 06/15/44 (a)	300	413
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	700	736
5.00%, (100, 12/01/27) (d)	900	960
5.38%, (100, 06/01/25) (d)	2,400	2,676
The Depository Trust & Clearing Corporation
3.38%, (3 Month USD LIBOR + 3.17%), (100, 03/15/21) (a) (b) (d)	250	239
The Export-Import Bank of China
3.63%, 07/31/24 (a)	500	544
The Goldman Sachs Group, Inc.
0.96%, (3 Month USD LIBOR + 0.75%), 02/23/23 (b)	600	605
3.50%, 01/23/25	600	662
1.09%, 12/09/26	800	809
1.97%, (3 Month USD LIBOR + 1.75%), 10/28/27 (b)	4,100	4,303
3.69%, 06/05/28	400	461
4.22%, 05/01/29	2,400	2,842
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	519
The PNC Financial Services Group, Inc.
2.55%, 01/22/30 (g)	3,100	3,390
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (d) (e)	5,799	6,016
2.00%, 03/08/23, EUR	200	250
6.00%, 12/19/23	1,000	1,141
1.80%, (3 Month USD LIBOR + 1.55%), 06/25/24 (b) (e)	1,801	1,843
4.52%, 06/25/24 (e)	1,100	1,199
4.27%, 03/22/25 (e)	1,400	1,547
1.75%, 03/02/26, EUR (c)	600	776
5.08%, 01/27/30 (e)	200	245
Truist Financial Corporation
5.10%, (100, 03/01/30) (d)	1,400	1,600
UBS AG
7.63%, 08/17/22	2,403	2,657
5.13%, 05/15/24 (c)	900	990
4.75%, 02/12/26, EUR (b) (c)	400	491
UBS Group AG
7.13%, (100, 08/10/21) (c) (d) (e)	2,300	2,360
3.13%, 08/13/30 (a) (e)	400	446
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a) (e)	250	286
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,706
UniCredit S.p.A.
7.50%, (100, 06/03/26), EUR (c) (d)	1,400	1,981
6.57%, 01/14/22 (a)	500	527
7.83%, 12/04/23 (a)	1,200	1,416
Unum Group
4.50%, 03/15/25	700	790
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (a)	300	421
Virgin Money UK PLC
4.00%, 09/03/27, GBP (c)	900	1,363
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	1,900	1,944
Volkswagen Group of America, Inc.
1.10%, (3 Month USD LIBOR + 0.86%), 09/24/21 (a) (b)	900	904
1.15%, (3 Month USD LIBOR + 0.94%), 11/12/21 (a) (b)	500	504
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR (c)	700	879
Wells Fargo & Company
2.63%, 07/22/22	300	310
1.32%, (3 Month USD LIBOR + 1.11%), 01/24/23 (b)	1,500	1,525
1.44%, (3 Month USD LIBOR + 1.23%), 10/31/23 (b)	1,400	1,433
3.30%, 09/09/24	950	1,041
3.55%, 09/29/25	900	1,009
2.41%, 10/30/25	2,700	2,854
2.16%, 02/11/26	6,600	6,938
3.20%, 06/17/27	800	886
3.58%, 05/22/28	4,800	5,441
2.39%, 06/02/28	7,200	7,659
Wells Fargo Bank, National Association
0.85%, (3 Month USD LIBOR + 0.62%), 05/27/22 (b)	250	251
2.90%, 05/27/22	350	354
3.55%, 08/14/23	1,000	1,080
Willis North America Inc.
2.95%, 09/15/29	5,500	6,010
Woodside Finance Limited
4.60%, 05/10/21 (a)	600	602
3.65%, 03/05/25 (a)	600	644
4.50%, 03/04/29 (a)	2,000	2,239
XLIT Ltd
4.45%, 03/31/25	400	457
		599,974
Real Estate 7.2%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	300	330
4.50%, 07/30/29	500	606
2.75%, 12/15/29	2,600	2,843
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,378
American Tower Corporation
3.50%, 01/31/23	750	796
3.00%, 06/15/23	600	636
4.00%, 06/01/25	1,000	1,128
2.75%, 01/15/27	1,900	2,056
3.13%, 01/15/27	400	440
3.80%, 08/15/29	700	812
2.90%, 01/15/30	3,900	4,246
1.88%, 10/15/30	1,600	1,612
3.70%, 10/15/49	2,100	2,389
2.95%, 01/15/25 - 01/15/51	2,400	2,541
AvalonBay Communities, Inc.
2.45%, 01/15/31	800	861
Boston Properties Limited Partnership
2.90%, 03/15/30	300	320
3.25%, 01/30/31	1,300	1,431
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	212
3.90%, 03/15/27	700	778
CBL & Associates Limited Partnership
0.00%, 12/15/26 (i) (j)	1,600	637
CIFI Holdings (Group) Co. Ltd.
6.00%, 07/16/25 (c)	400	428
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	725
Corporate Office Properties Trust
2.25%, 03/15/26	400	416
Crown Castle International Corp.
5.25%, 01/15/23	400	438
3.15%, 07/15/23	3,000	3,192
3.80%, 02/15/28	900	1,032
4.30%, 02/15/29	1,800	2,130
2.25%, 01/15/31	3,800	3,929
4.00%, 11/15/49	1,501	1,744
4.15%, 07/01/50	1,100	1,335
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,732
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,900	1,899
4.75%, 12/15/26	200	202
4.95%, 04/15/28	600	603
Equinix, Inc.
2.63%, 11/18/24	600	641
3.20%, 11/18/29	600	660
2.15%, 07/15/30	1,700	1,730
Essex Portfolio, L.P.
3.50%, 04/01/25	900	997
2.65%, 03/15/32	1,500	1,602
Federal Realty Investment Trust
1.25%, 02/15/26	1,200	1,217
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,229
GLP Financing, LLC
4.00%, 01/15/31	2,400	2,624
Goodman HK Finance
4.38%, 06/19/24 (c)	300	323
Greenland Global Investment Ltd.
6.25%, 12/16/22 (c)	900	880
Healthcare Trust of America Holdings, LP
2.00%, 03/15/31	900	897
Healthpeak Properties, Inc.
2.88%, 01/15/31	1,000	1,082
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	793
3.05%, 02/15/30	400	421
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	211
4.00%, 06/15/25	300	321
4.50%, 02/01/26	100	109
3.50%, 09/15/30 (f)	3,400	3,583
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	2,300	2,453
Kaisa Group Holdings Ltd.
6.75%, 02/18/21 (c)	200	200
7.88%, 06/30/21 (c)	900	909
11.25%, 04/09/22	300	313
8.50%, 06/30/22 (c)	800	819
11.50%, 01/30/23 (c)	200	209
11.95%, 11/12/23 (c)	1,200	1,272
9.38%, 06/30/24 (c)	800	777
Kilroy Realty, L.P.
4.38%, 10/01/25	300	336
3.05%, 02/15/30	7,300	7,734
Kimco Realty Corporation
2.70%, 10/01/30	900	969
KWG Group Holdings Limited
7.88%, 09/01/23 (c)	600	629
5.88%, 11/10/24 (c)	200	205
Life Storage LP
2.20%, 10/15/30	1,000	1,017
Mack Cali Realty LP
4.50%, 04/18/22	500	501
MGM Growth Properties Operating Partnership LP
3.88%, 02/15/29 (a)	700	717
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	54
3.75%, 06/15/24	100	109
3.95%, 03/15/29	600	703
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a) (g)	900	1,007
MPT Operating Partnership, L.P.
3.50%, 03/15/31	1,800	1,859
New Metro Global Limited
6.50%, 04/23/21 (c)	1,500	1,509
Newmark Group, Inc.
6.13%, 11/15/23 (f)	700	761
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	800	866
Physicians Realty L.P.
4.30%, 03/15/27	995	1,089
3.95%, 01/15/28	200	215
ProLogis, L.P.
2.25%, 04/15/30	800	857
PulteGroup, Inc.
5.00%, 01/15/27	300	354
Realty Income Corporation
3.25%, 01/15/31	500	568
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	105
Regency Centers, L.P.
2.95%, 09/15/29	300	320
3.70%, 06/15/30	900	1,015
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	1,072
SBA Communications Corporation
3.88%, 02/15/27	1,500	1,566
Seazen Group Limited
7.50%, 01/22/21 (c)	2,000	2,005
Service Properties Trust
4.50%, 06/15/23	200	201
4.95%, 02/15/27	300	302
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	515
Spirit Realty, L.P.
4.45%, 09/15/26	200	226
4.00%, 07/15/29	500	560
3.20%, 02/15/31	600	635
Store Capital Corporation
4.63%, 03/15/29	200	232
2.75%, 11/18/30	900	914
Sunac China Holdings Limited
8.38%, 01/15/21 (c)	700	702
7.88%, 02/15/22 (c)	600	615
6.50%, 07/09/23 (c)	1,400	1,450
7.50%, 02/01/24 (c)	400	422
6.65%, 08/03/24 (c)	400	414
7.00%, 07/09/25 (c)	1,200	1,248

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Times China Holdings Limited
7.63%, 02/21/22 (c)	400	407
UDR, Inc.
4.00%, 10/01/25	350	397
3.00%, 08/15/31	2,700	2,980
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (c)	800	858
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	1,053
Vereit Operating Partnership, L.P.
4.88%, 06/01/26	2,600	3,043
3.95%, 08/15/27	400	452
3.10%, 12/15/29	700	755
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,105
4.25%, 10/01/26	700	805
Washington Prime Group, L.P.
6.45%, 08/15/24 (f) (g) (h)	1,300	805
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,266
8.50%, 01/15/25	500	646
4.00%, 11/15/29 - 04/15/30	6,100	7,173
7.38%, 03/15/32	1,600	2,369
Yango Justice International Limited
10.25%, 03/18/22 (c)	400	420
7.50%, 04/15/24 (c)	200	206
Yanlord Land (HK) Co., Limited
5.88%, 01/23/22 (c)	200	204
6.80%, 02/27/24 (c)	600	632
		135,391
Communication Services 5.9%
21Vianet Group, Inc.
7.88%, 10/15/21 (c)	500	509
Activision Blizzard, Inc.
3.40%, 09/15/26	900	1,023
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	200	211
Altice Financing S.A.
2.25%, 01/15/25, EUR (a)	300	354
AT&T Inc.
2.75%, 06/01/31	5,100	5,445
2.55%, 12/01/33 (a)	1,785	1,836
3.50%, 06/01/41	5,900	6,335
3.80%, 12/01/57 (a)	602	627
3.65%, 09/15/59 (a)	2,681	2,693
Baidu, Inc.
4.38%, 05/14/24	200	220
1.72%, 04/09/26	1,000	1,019
4.88%, 11/14/28	1,100	1,316
CC Holdings GS V LLC
3.85%, 04/15/23	200	215
CCO Holdings, LLC
4.50%, 08/15/30 (a)	5,700	6,073
4.25%, 02/01/31 (a)	2,800	2,951
4.50%, 05/01/32 (a)	1,100	1,174
CenturyLink, Inc.
4.00%, 02/15/27 (a)	2,900	2,989
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,664
3.75%, 02/15/28	300	336
5.05%, 03/30/29	100	121
2.80%, 04/01/31	200	211
5.38%, 05/01/47	400	498
5.75%, 04/01/48	300	391
4.80%, 03/01/50	2,000	2,374
3.85%, 04/01/61	1,000	1,007
Comcast Corporation
2.35%, 01/15/27	200	215
3.30%, 02/01/27	400	451
2.65%, 02/01/30	2,000	2,185
3.75%, 04/01/40	5,800	6,969
4.50%, 01/15/43	500	656
4.60%, 08/15/45	400	530
3.40%, 07/15/46	1,200	1,385
4.70%, 10/15/48	4,500	6,255
4.00%, 11/01/49	300	378
2.80%, 01/15/51	1,750	1,817
Cox Communications, Inc.
3.15%, 08/15/24 (a)	800	867
Deutsche Telekom AG
3.63%, 01/21/50 (a)	500	576
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	600	488
Discovery Communications, LLC
3.45%, 03/15/25	100	110
DISH DBS Corporation
6.75%, 06/01/21	1,000	1,020
Expedia Group, Inc.
3.80%, 02/15/28	500	537
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (a)	2,000	2,141
Level 3 Financing, Inc.
3.88%, 11/15/29 (a)	1,300	1,443
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,700	1,902
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	211
Netflix, Inc.
3.88%, 11/15/29, EUR (c)	400	564
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (k)	400	427
RELX Capital Inc.
3.50%, 03/16/23	200	213
Rogers Communications Inc.
3.70%, 11/15/49	300	351
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a) (g)	300	312
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,710
4.50%, 09/15/42	300	349
Sprint Corporation
7.25%, 09/15/21	1,600	1,665
6.00%, 11/15/22	200	216
7.88%, 09/15/23	2,700	3,124
7.13%, 06/15/24	200	234
TEGNA Inc.
4.63%, 03/15/28 (a)	1,100	1,133
Tencent Holdings Limited
3.60%, 01/19/28 (c)	200	220
3.98%, 04/11/29 (a)	2,100	2,391
3.98%, 04/11/29 (c)	900	1,022
2.39%, 06/03/30 (c)	900	922
3.24%, 06/03/50 (a)	1,100	1,135
The Walt Disney Company
1.75%, 01/13/26	4,250	4,446
2.00%, 09/01/29	3,200	3,343
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	154
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	2,800	2,868
2.55%, 02/15/31 (a)	5,000	5,252
3.30%, 02/15/51 (a)	3,500	3,589
Univision Communications Inc.
5.13%, 02/15/25 (a)	900	910
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	249
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a)	2,600	2,755
		111,282
Utilities 5.5%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,100	4,363
Adani Transmission Limited
4.00%, 08/03/26 (c)	500	541
Ameren Illinois Company
3.25%, 03/15/50	300	349
American Electric Power Company, Inc.
1.00%, 11/01/25	2,000	2,024

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
3.20%, 11/13/27	400	447
Arizona Public Service Company
3.50%, 12/01/49	400	470
2.65%, 09/15/50	700	732
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,500
Black Hills Corporation
2.50%, 06/15/30	1,400	1,474
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,419
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	2,021
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	744
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (a)	1,800	1,927
Clearway Energy Operating LLC
5.75%, 10/15/25	900	948
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,410
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	640
DTE Electric Company
2.25%, 03/01/30	1,400	1,500
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	52
3.62%, 08/01/27 (a)	1,200	1,334
2.53%, 10/01/30 (a)	200	207
Entergy Corporation
2.80%, 06/15/30	2,600	2,817
Entergy Texas, Inc.
1.75%, 03/15/31	700	701
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	1,059
Eversource Energy
3.45%, 01/15/50	2,400	2,739
Exelon Corporation
3.95%, 06/15/25	500	565
4.45%, 04/15/46	200	254
FirstEnergy Corp.
4.25%, 03/15/23 (f) (h)	300	316
3.90%, 07/15/27 (f) (h)	2,000	2,198
Georgia Power Company
3.70%, 01/30/50	400	484
Ipalco Enterprises Inc
3.70%, 09/01/24	503	549
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,734
Mississippi Power Company
3.95%, 03/30/28	2,600	3,017
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,728
Nevada Power Company
2.40%, 05/01/30	1,200	1,288
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	800	893
3.50%, 04/01/29	500	570
2.75%, 11/01/29	2,800	3,045
5.65%, 05/01/79	800	938
NiSource Inc.
2.95%, 09/01/29	700	767
Pacific Gas And Electric Company
1.60%, (3 Month USD LIBOR + 1.38%), 11/15/21 (b)	3,300	3,303
3.25%, 06/15/23	800	833
3.45%, 07/01/25	450	487
3.15%, 01/01/26	1,200	1,279
3.30%, 03/15/27 - 08/01/40	5,300	5,487
3.75%, 07/01/28 (g)	250	273
4.65%, 08/01/28 (g)	200	228
4.55%, 07/01/30	2,300	2,622
2.50%, 02/01/31	1,800	1,805
4.60%, 06/15/43	600	656
4.30%, 03/15/45	200	214
4.25%, 03/15/46	1,200	1,277
4.95%, 07/01/50	500	591
PECO Energy Company
3.00%, 09/15/49	800	880
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (a)	1,100	1,139
Puget Energy, Inc.
4.10%, 06/15/30	900	1,022
ReNew Power Private Limited
5.88%, 03/05/27 (a)	700	744
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	4,246
4.10%, 06/15/49	200	251
Sempra Energy
3.55%, 06/15/24	200	218
3.75%, 11/15/25	200	226
3.40%, 02/01/28	800	912
Southern California Edison Company
3.70%, 08/01/25	1,100	1,232
6.05%, 03/15/39	400	543
3.60%, 02/01/45	400	439
4.00%, 04/01/47	1,100	1,284
4.13%, 03/01/48	5,000	5,969
Southern California Gas Company
2.55%, 02/01/30	1,600	1,733
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	3,015
State Grid Overseas Investment Limited
1.63%, 08/05/30 (c)	600	579
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,376
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	2,870	3,044
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	620
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	796
The Southern Company
2.95%, 07/01/23	200	212
4.25%, 07/01/36	400	490
5.50%, 03/15/57	200	207
WEC Energy Group Inc.
1.38%, 10/15/27	1,200	1,215
		103,211
Energy 5.4%
Aker BP ASA
3.75%, 01/15/30 (a)	2,200	2,317
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	555
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	641
BP Capital Markets America Inc.
3.59%, 04/14/27	1,500	1,701
4.23%, 11/06/28	1,600	1,905
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,196
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	758
5.13%, 06/30/27	6,100	7,209
3.70%, 11/15/29	800	889
CNOOC Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23 (c)	1,100	1,193
CNOOC Limited
3.00%, 05/09/23	600	624
DCP Midstream Operating, LP
5.63%, 07/15/27	300	333
El Paso LLC
7.75%, 01/15/32	200	290
Enable Midstream Partners, LP
4.40%, 03/15/27	800	800
4.95%, 05/15/28	500	511
5.00%, 05/15/44 (h)	645	603
Enbridge Inc.
0.72%, (3 Month USD LIBOR + 0.50%), 02/18/22 (b)	3,300	3,308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	538
Energy Transfer LP
4.25%, 03/15/23	200	212
4.20%, 04/15/27	1,200	1,321
5.50%, 06/01/27	2,472	2,903
4.90%, 03/15/35	554	603
7.50%, 07/01/38	200	259
6.05%, 06/01/41	1,300	1,505
6.50%, 02/01/42	100	122
6.25%, 04/15/49	600	729
Enterprise Products Operating LLC
3.90%, 02/15/24	100	109
3.20%, 02/15/52	2,300	2,336
4.88%, 08/16/77 (b)	500	480
EQM Midstream Partners, LP
4.00%, 08/01/24	500	515
4.13%, 12/01/26	100	101
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	1,053
Gaz Capital S.A.
6.51%, 03/07/22 (c)	500	531
3.13%, 11/17/23, EUR (a)	400	519
2.95%, 01/24/24, EUR (c)	1,600	2,055
2.25%, 11/22/24, EUR (c)	200	254
4.95%, 03/23/27 (c)	600	680
Gaz Finance PLC
3.00%, 06/29/27 (c)	1,500	1,534
3.25%, 02/25/30 (c)	1,000	1,031
3.25%, 02/25/30 (a)	1,800	1,856
GPN Capital S.A.
4.38%, 09/19/22 (c)	300	314
Greenko Dutch B.V.
4.88%, 07/24/22 (c)	300	303
5.25%, 07/24/24 (c)	400	415
5.25%, 07/24/24 (a)	200	208
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (c)	1,100	1,184
Halliburton Company
2.92%, 03/01/30	800	845
Hess Corporation
7.30%, 08/15/31	65	85
Kinder Morgan, Inc.
1.52%, (3 Month USD LIBOR + 1.28%), 01/15/23 (b)	1,300	1,312
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	600	609
3.90%, 04/01/24 (a)	2,600	2,665
4.63%, 04/01/29 (a)	500	522
MPLX LP
5.25%, 01/15/25	600	616
4.50%, 04/15/38	200	228
5.20%, 12/01/47	1,638	1,980
4.90%, 04/15/58	300	349
NGPL PipeCo LLC
4.38%, 08/15/22 (a) (g)	325	339
Occidental Petroleum Corporation
6.95%, 07/01/24	300	326
4.40%, 08/15/49	600	506
Ocyan S/A
0.00%, (100, 02/11/21) (a) (d) (l)	89	—
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	12	11
6.72%, 12/01/22 (c)	21	20
7.35%, 12/01/26 (a) (k)	142	36
7.72%, 12/01/26 (c) (k)	156	18
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,134
6.85%, 10/15/37	200	257
6.20%, 09/15/43	500	612
ONEOK, Inc.
4.00%, 07/13/27	300	333
4.35%, 03/15/29	2,500	2,836
6.35%, 01/15/31	2,800	3,594
Parsley Energy, LLC
5.63%, 10/15/27 (a)	100	109
4.13%, 02/15/28 (a)	2,400	2,559
Petrobras Global Finance B.V.
5.09%, 01/15/30	1,478	1,653
Phillips 66
0.90%, 02/15/24	1,300	1,304
Phillips 66 Partners LP
3.15%, 12/15/29	900	935
Pioneer Natural Resources Company
4.45%, 01/15/26	400	461
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	207
3.60%, 11/01/24	100	107
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	250	291
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,045
5.00%, 10/01/22	100	106
Rockies Express Pipeline LLC
4.80%, 05/15/30 (a)	2,200	2,253
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	300	316
5.63%, 04/15/23	800	875
5.75%, 05/15/24	1,510	1,725
5.88%, 06/30/26	1,200	1,448
Saudi Arabian Oil Company
2.25%, 11/24/30 (a)	200	203
Shell International Finance B.V.
3.25%, 04/06/50	4,927	5,564
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	5,446
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	103
TransCanada PipeLines Limited
4.63%, 03/01/34	800	973
TransCanada Trust
5.30%, 03/15/77	875	925
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	911
3.25%, 05/15/30	700	775
4.60%, 03/15/48	990	1,201
Transocean Guardian Limited
5.88%, 01/15/24 (a)	285	243
Transocean Pontus Limited
6.13%, 08/01/25 (a)	78	74
Valero Energy Corp.
4.35%, 06/01/28	900	1,026
WPX Energy, Inc.
5.75%, 06/01/26	100	105
4.50%, 01/15/30	1,300	1,379
		102,058
Industrials 5.4%
3M Company
3.25%, 08/26/49	1,800	2,068
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	892
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (a)	900	938
Aircastle Limited
4.40%, 09/25/23	600	639
Allegion Public Limited Company
3.50%, 10/01/29	500	555
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	427
3.55%, 10/01/27	100	109
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	449
Aviation Capital Group LLC
0.88%, (3 Month USD LIBOR + 0.67%), 07/30/21 (a) (b)	200	198
2.88%, 01/20/22 (a)	300	305
3.88%, 05/01/23 (a)	700	730
4.38%, 01/30/24 (a)	200	210
5.50%, 12/15/24 (a)	600	662

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
3.50%, 11/01/27 (a)	1,532	1,543
BAE Systems PLC
3.40%, 04/15/30 (a)	300	340
1.90%, 02/15/31 (a)	900	909
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	200	205
Berry Global, Inc.
1.57%, 01/15/26 (a)	1,000	1,009
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	408
3.50%, 10/10/24 (a)	2,300	2,445
Boise Cascade Company
4.88%, 07/01/30 (a)	300	325
Bombardier Inc.
5.75%, 03/15/22 (a)	200	204
6.00%, 10/15/22 (a)	600	589
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)	500	541
Carrier Global Corporation
2.24%, 02/15/25	2,000	2,115
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	1,145
Crown Americas LLC
4.75%, 02/01/26	100	104
DAE Funding LLC
5.75%, 11/15/23 (a)	1,100	1,134
Delta Air Lines, Inc.
2.90%, 10/28/24	2,350	2,316
7.00%, 05/01/25 (a)	1,300	1,506
7.38%, 01/15/26	100	115
Equifax Inc.
2.60%, 12/15/25	600	649
FedEx Corporation
3.10%, 08/05/29	400	446
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,300	3,447
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23	200	218
3.25%, 09/15/29	800	883
GATX Corporation
3.50%, 03/15/28	500	560
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,183
General Electric Company
5.00%, (100, 01/21/21) (d)	2,300	2,133
4.35%, 05/01/50	2,300	2,784
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	300	334
4.20%, 05/01/30	200	236
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (a)	2,700	2,882
Kansas City Southern
3.00%, 05/15/23	200	209
3.13%, 06/01/26	500	544
3.50%, 05/01/50	1,200	1,336
Masco Corporation
5.95%, 03/15/22	650	691
Massachusetts Institute of Technology
4.68%, 07/01/14	200	300
Norfolk Southern Corporation
4.15%, 02/28/48	400	506
Otis Worldwide Corporation
2.06%, 04/05/25	2,500	2,648
Owens Corning
4.20%, 12/01/24	200	222
3.40%, 08/15/26	600	663
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	2,273	2,382
4.50%, 03/15/23 (a)	260	273
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,107
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	3,100	3,326
Quanta Services, Inc.
2.90%, 10/01/30	900	964
Rolls-Royce Plc
5.75%, 10/15/27 (a)	1,600	1,775
SF Holding Investment Limited
2.88%, 02/20/30 (c)	800	832
Southwest Airlines Co.
4.75%, 05/04/23	1,910	2,076
5.25%, 05/04/25	3,756	4,355
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,000	985
4.60%, 06/15/28	3,300	3,252
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	209
4.75%, 01/15/28 (a)	2,100	2,212
4.38%, 07/15/30 (a)	300	320
Textron Inc.
3.38%, 03/01/28	3,000	3,286
The ADT Security Corporation
3.50%, 07/15/22	100	103
The Boeing Company
3.25%, 02/01/28	2,300	2,464
2.95%, 02/01/30	300	309
5.93%, 05/01/60 (f)	10,000	14,000
Triumph Group, Inc.
6.25%, 09/15/24 (a)	300	297
Union Pacific Corporation
3.95%, 08/15/59	300	371
3.75%, 02/05/70	300	354
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	587
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (f)	2,400	2,585
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,200
4.75%, 08/01/28	400	493
4.25%, 05/01/29	2,100	2,553
		101,679
Consumer Discretionary 5.0%
Alibaba Group Holding Limited
3.60%, 11/28/24	300	330
Amazon.com, Inc.
3.80%, 12/05/24	100	112
5.20%, 12/03/25	100	122
Aptiv PLC
4.35%, 03/15/29 (g)	800	923
AutoNation, Inc.
4.75%, 06/01/30 (f)	700	841
Azul Investments LLP
5.88%, 10/26/24 (a)	100	94
Bacardi Limited
2.75%, 07/15/26 (a)	300	317
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	400	424
Daimler Finance North America LLC
3.75%, 11/05/21 (a)	3,700	3,801
eBay Inc.
2.60%, 07/15/22	1,799	1,851
1.90%, 03/11/25	1,200	1,261
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	700	745
Expedia Group, Inc.
6.25%, 05/01/25 (a)	900	1,044
7.00%, 05/01/25 (a)	3,000	3,293
Ferguson Finance PLC
3.25%, 06/02/30 (a)	400	445
GLP Financing, LLC
3.35%, 09/01/24	400	420
5.25%, 06/01/25	400	450
5.75%, 06/01/28	300	354
5.30%, 01/15/29	700	814
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (a)	650	678
4.00%, 05/01/31 (a)	1,350	1,424

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	422
Hyatt Hotels Corporation
5.38%, 04/23/25 (f)	2,450	2,778
Hyundai Capital America
1.15%, 11/10/22 (a)	1,300	1,307
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (c) (k)	400	506
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (k)	100	110
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	7,201
2.90%, 06/25/25	200	209
3.50%, 08/18/26	800	857
Marriott International, Inc.
5.75%, 05/01/25 (f)	2,000	2,339
4.63%, 06/15/30 (f)	200	235
3.50%, 10/15/32 (f)	1,900	2,078
McDonald's Corporation
3.63%, 09/01/49	400	468
MCE Finance Limited
4.88%, 06/06/25 (a)	800	824
5.25%, 04/26/26 (a)	500	523
5.63%, 07/17/27 (a)	200	211
5.75%, 07/21/28 (a)	1,900	2,026
5.38%, 12/04/29 (a)	4,300	4,493
MGM China Holdings Limited
5.25%, 06/18/25 (a)	800	833
5.88%, 05/15/26 (a)	1,700	1,795
MGM Resorts International
5.50%, 04/15/27	66	74
Mohawk Industries, Inc.
3.63%, 05/15/30	200	224
Newell Brands Inc.
4.35%, 04/01/23 (f) (h)	1,300	1,364
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (a)	1,900	1,913
2.65%, 07/13/22 (a)	2,705	2,767
2.60%, 09/28/22 (a)	2,050	2,101
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,100	1,150
4.35%, 09/17/27 (a)	300	331
NVR, Inc.
3.00%, 05/15/30	4,400	4,790
Prosus N.V.
3.68%, 01/21/30 (a)	1,100	1,194
QVC, Inc.
4.38%, 03/15/23	900	945
4.85%, 04/01/24	200	214
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	103	105
Sands China Ltd.
4.60%, 08/08/23 (f)	3,800	4,069
5.13%, 08/08/25 (f)	5,200	5,828
3.80%, 01/08/26 (a) (f)	800	854
5.40%, 08/08/28 (f)	900	1,054
SES
3.60%, 04/04/23 (a)	2,007	2,128
Station Casinos LLC
4.50%, 02/15/28 (a)	300	302
Studio City Finance Limited
7.25%, 02/11/24 (a)	500	520
6.50%, 01/15/28 (a)	1,100	1,182
The Gap, Inc.
8.38%, 05/15/23 (a) (g)	300	340
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (a)	1,900	2,089
Wyndham Destinations, Inc.
4.63%, 03/01/30 (a)	1,000	1,057
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	406
5.50%, 01/15/26 - 10/01/27 (a)	2,800	2,905
5.63%, 08/26/28 (a)	4,000	4,179
		93,043
Information Technology 3.9%
Arrow Electronics, Inc.
3.25%, 09/08/24	600	648
Broadcom Inc.
4.25%, 04/15/26	1,100	1,260
3.46%, 09/15/26	416	461
3.88%, 01/15/27	1,700	1,910
4.11%, 09/15/28	1,790	2,048
5.00%, 04/15/30	800	972
4.15%, 11/15/30	5,700	6,592
4.30%, 11/15/32	2,900	3,435
Citrix Systems, Inc.
4.50%, 12/01/27	1,800	2,112
3.30%, 03/01/30	1,800	1,986
Dell International L.L.C.
4.00%, 07/15/24 (a) (f)	1,200	1,323
4.90%, 10/01/26 (a) (f)	1,800	2,126
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,359
3.50%, 07/01/29	2,600	2,986
Flex Ltd.
5.00%, 02/15/23	100	108
4.75%, 06/15/25	1,400	1,596
4.88%, 06/15/29 - 05/12/30	700	835
Global Payments Inc.
3.20%, 08/15/29	200	222
2.90%, 05/15/30	700	760
4.15%, 08/15/49	500	614
Infor, Inc.
1.75%, 07/15/25 (a)	800	829
Leidos, Inc.
4.38%, 05/15/30 (a)	300	360
2.30%, 02/15/31 (a)	1,900	1,941
Lenovo Group Limited
5.88%, 04/24/25 (c)	200	231
3.42%, 11/02/30 (a)	2,500	2,639
Marvell Technology Group Ltd
4.20%, 06/22/23	500	540
Microchip Technology Incorporated
3.92%, 06/01/21	1,100	1,116
Micron Technology, Inc.
4.64%, 02/06/24	800	890
4.19%, 02/15/27	2,950	3,444
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,560
NetApp, Inc.
2.70%, 06/22/30	150	161
NXP B.V.
3.88%, 09/01/22 (a)	700	735
4.88%, 03/01/24 (a)	200	225
2.70%, 05/01/25 (a)	1,300	1,399
3.40%, 05/01/30 (a)	2,400	2,716
Oracle Corporation
4.30%, 07/08/34	200	252
4.00%, 07/15/46 - 11/15/47	1,300	1,593
3.60%, 04/01/50	900	1,050
Paypal Holdings, Inc.
3.25%, 06/01/50	1,100	1,261
Seagate HDD Cayman
4.13%, 01/15/31 (a)	2,700	2,885
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,170
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (c)	1,400	1,458
Thomson Reuters Corporation
3.35%, 05/15/26	700	785
Visa Inc.
3.15%, 12/14/25	400	448
VMware, Inc.
4.50%, 05/15/25 (f)	1,800	2,059
3.90%, 08/21/27	1,800	2,025
4.70%, 05/15/30 (f)	3,100	3,729

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Western Digital Corporation
4.75%, 02/15/26 (g)	500	553
		73,407
Health Care 3.7%
AbbVie Inc.
3.45%, 03/15/22	975	1,005
2.60%, 11/21/24	500	536
4.50%, 05/14/35	2,900	3,642
4.40%, 11/06/42	2,581	3,229
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	1,087
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	745
Amgen Inc.
2.25%, 08/19/23	800	835
2.60%, 08/19/26	700	763
Anthem, Inc.
4.10%, 03/01/28	600	709
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	445
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	781
Boston Scientific Corporation
3.38%, 05/15/22	387	403
3.75%, 03/01/26	700	795
4.00%, 03/01/29	600	706
4.70%, 03/01/49	4,500	6,136
Bristol-Myers Squibb Company
3.20%, 06/15/26	2,300	2,588
3.40%, 07/26/29	1,300	1,511
4.35%, 11/15/47	200	269
4.55%, 02/20/48	100	139
Centene Corporation
4.25%, 12/15/27	600	636
Cigna Holding Company
3.40%, 09/17/21	1,997	2,040
CommonSpirit Health
2.76%, 10/01/24	500	536
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	1,100	1,147
6.63%, 02/15/25 (a)	900	947
5.63%, 03/15/27 (a)	200	215
6.00%, 01/15/29 (a)	100	108
CVS Health Corporation
4.30%, 03/25/28	4,625	5,492
3.25%, 08/15/29	1,600	1,802
7.51%, 01/10/32 (a)	48	60
4.70%, 01/10/36 (a)	788	883
2.70%, 08/21/40	300	304
DaVita Inc.
4.63%, 06/01/30 (a)	900	957
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	782
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (a)	200	203
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	314
HCA Inc.
5.25%, 06/15/26	300	355
4.50%, 02/15/27	2,116	2,453
5.50%, 06/15/47	900	1,192
Humana Inc.
3.95%, 08/15/49	400	489
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	818
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	993
Medtronic, Inc.
3.50%, 03/15/25	79	88
Merck & Co., Inc.
2.75%, 02/10/25	300	325
Mylan N.V.
3.95%, 06/15/26	2,700	3,088
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (f)	1,100	1,177
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,377
Royalty Pharma PLC
1.20%, 09/02/25 (a)	2,000	2,031
Smith & Nephew PLC
2.03%, 10/14/30	900	915
Stryker Corporation
1.15%, 06/15/25	1,500	1,527
3.50%, 03/15/26	475	537
2.90%, 06/15/50	300	317
Syneos Health, Inc.
3.63%, 01/15/29 (a)	900	902
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,679
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	389	388
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,202
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	945
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	958
3.55%, 04/01/25	900	994
Zoetis Inc.
4.50%, 11/13/25	200	233
3.00%, 09/12/27	300	335
		70,068
Consumer Staples 1.5%
Adecoagro S.A.
6.00%, 09/21/27 (c)	200	211
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	424
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,817
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,372
Barry Callebaut Services
5.50%, 06/15/23 (a) (f)	900	981
BAT Capital Corp.
3.56%, 08/15/27	400	444
BRF S.A.
4.88%, 01/24/30 (c)	1,100	1,194
Campbell Soup Company
3.65%, 03/15/23	286	305
2.38%, 04/24/30	600	631
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (c)	900	907
Chobani, LLC
4.63%, 11/15/28 (a)	200	203
Cielo USA Inc.
3.75%, 11/16/22 (a)	600	614
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,412
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,239
3.70%, 12/06/26	100	114
2.88%, 05/01/30	100	109
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,873
General Mills, Inc.
4.55%, 04/17/38	100	129
Health and Happiness (H&H) International Holdings Limited
5.63%, 10/24/24 (c)	800	836
Kraft Heinz Foods Company
1.03%, (3 Month USD LIBOR + 0.82%), 08/10/22 (b)	1,400	1,393
3.95%, 07/15/25	2,200	2,418
Mondelez International, Inc.
2.63%, 09/04/50	700	703
RELX Capital Inc.
3.00%, 05/22/30	100	111

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Suntory Holdings Limited
2.25%, 10/16/24 (a)	1,300	1,359
Sysco Corporation
5.65%, 04/01/25 (f)	1,100	1,312
Tesco PLC
6.13%, 02/24/22, GBP	50	73
The Coca-Cola Company
2.50%, 06/01/40	200	212
The J. M. Smucker Company
3.50%, 03/15/25	100	111
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	996
		27,503
Materials 0.7%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	1,000	1,071
CF Industries, Inc.
5.15%, 03/15/34	300	369
CSN Islands XII Corp
6.75%, 01/28/28 (a)	500	544
Georgia-Pacific LLC
2.10%, 04/30/27 (a)	900	950
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (c)	1,000	1,217
Graphic Packaging International, LLC
4.75%, 04/15/21	50	50
Huntsman International LLC
4.50%, 05/01/29	400	463
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (a)	200	226
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (a)	900	973
Newcrest Finance Pty Limited
5.75%, 11/15/41 (a)	100	137
4.20%, 05/13/50 (a)	200	243
Nutrition & Biosciences, Inc.
3.47%, 12/01/50 (a)	2,182	2,359
Steel Dynamics, Inc.
2.80%, 12/15/24	700	752
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	648
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,859
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	440
WestRock RKT, LLC
4.90%, 03/01/22	30	32
WRKCo Inc.
3.90%, 06/01/28	400	464
Yara International ASA
3.80%, 06/06/26 (a)	300	335
4.75%, 06/01/28 (a)	300	360
3.15%, 06/04/30 (a)	400	434
		13,957
Sovereign 0.0%
Export-Import Bank of India
1.27%, (3 Month USD LIBOR + 1.02%), 03/28/22 (b)	600	600
Total Corporate Bonds And Notes (cost $1,343,582)		1,432,173
GOVERNMENT AND AGENCY OBLIGATIONS 21.5%
U.S. Treasury Bond 10.9%
Treasury, United States Department of
3.50%, 02/15/39 (m)	814	1,104
1.38%, 11/15/40 - 08/15/50	37,049	35,533
Principal Only, 0.00%, 08/15/44 - 05/15/45 (l)	50	34
2.50%, 02/15/46 (m)	1,875	2,238
2.50%, 05/15/46	5,657	6,756
2.88%, 11/15/46 (m)	182	232
3.13%, 05/15/48	2,956	3,966
2.88%, 05/15/49	3,550	4,582
2.25%, 08/15/49	42,580	48,701
2.38%, 11/15/49	27,600	32,404
2.00%, 02/15/50	22,100	23,996
1.25%, 05/15/50	14,991	13,590
1.63%, 11/15/50	32,301	32,140
		205,276
Mortgage-Backed Securities 6.7%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 04/01/50	1,942	2,054
4.50%, 09/01/48 - 04/01/49	1,316	1,426
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	326	348
TBA, 4.50%, 01/15/46 (n)	6,600	7,153
4.50%, 08/01/48 - 01/01/49	787	856
3.50%, 10/01/49 - 01/01/50	2,058	2,172
4.00%, 03/01/49 - 05/01/50	5,755	6,137
TBA, 3.00%, 02/15/51 (n)	18,400	19,293
TBA, 3.50%, 02/15/51 (n)	34,670	36,704
TBA, 4.00%, 02/15/51 (n)	5,000	5,347
TBA, 2.00%, 03/15/51 (n)	9,800	10,154
TBA, 2.50%, 03/15/51 (n)	33,200	34,898
		126,542
U.S. Treasury Note 2.6%
Treasury, United States Department of
1.50%, 02/15/30	23,532	24,885
0.63%, 08/15/30	4,835	4,713
0.88%, 11/15/30	19,800	19,723
		49,321
Sovereign 1.0%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (c)	400	428
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	13,800	5,187
6.35%, 08/12/28, PEN (a)	5,000	1,755
6.95%, 08/12/31, PEN (a)	2,400	865
5.40%, 08/12/34, PEN (a)	300	92
5.35%, 08/12/40, PEN (a)	700	189
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,479
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,503
3.75%, 04/16/30 (a)	2,900	3,412
Presidencia De La Nacion
33.87%, (BADLAR + 2.00%), 04/03/22, ARS (b)	230	1
1.00%, 07/09/29	30	13
0.13%, 07/09/30 - 07/09/41 (h)	1,391	525
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (c)	900	1,005
3.25%, 10/26/26 (c)	800	886
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	124
		17,464
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	3,425
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 01/15/22 (m) (o)	575	585
0.38%, 01/15/27 (o)	323	361
0.50%, 01/15/28 (m) (o)	718	813
		1,759
Total Government And Agency Obligations (cost $393,467)		403,787
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.2%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	67	63
Series 2015-A-1, 3.60%, 03/15/27	153	151
Series 2017-A-1, 3.55%, 01/15/30	1,526	1,298
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	1,100	1,208
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 1.85%, (12 Month Treasury Average + 1.35%), 08/25/35 (b)	82	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	2,194	1,878
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	2,117	2,017
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,494	1,526
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	651	511
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	4,333	3,572
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	218	203
Series 2015-AA-2, 3.60%, 09/22/27	787	772
Series 2016-AA-1, 3.58%, 01/15/28	243	239
Series 2016-AA-2, 3.20%, 06/15/28	1,538	1,486
Series 2017-AA-2, 3.35%, 10/15/29	2,335	2,269
Series 2017-A-2, 3.60%, 10/15/29	519	478
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 1.56%, (12 Month Treasury Average + 0.94%), 10/25/46 (b) (h)	431	369
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	26	25
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.08%, 11/20/36 (b)	2,848	2,644
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 2.91%, 04/25/35 (b)	547	533
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 3.40%, 06/25/35 (b)	684	648
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.71%, 07/25/36 (b)	899	816
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.38%, (1 Month USD LIBOR + 0.23%), 11/25/36 (b) (h)	1,000	828
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	500	494
Series 2020-A-1A, 4.25%, 11/15/32	400	428
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.35%, 01/25/37 (b) (h)	665	293
Centex LLC
Series 2004-MV1-D, REMIC, 1.08%, (1 Month USD LIBOR + 0.93%), 09/25/34 (b) (h)	30	27
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	772	596
Citigroup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 12/25/36 (b) (h)	52	51
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.57%, (1 Month USD LIBOR + 0.42%), 11/25/34 (b)	846	738
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, REMIC, 3.49%, 04/25/22 (b)	265	262
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	114
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 07/25/35 (b) (h)	77	71
Series 2007-1A1-12, REMIC, 0.89%, (1 Month USD LIBOR + 0.74%), 06/25/37 (b) (h)	936	910
CWABS, Inc.
Series 2004-M1-4, REMIC, 0.87%, (1 Month USD LIBOR + 0.72%), 07/25/34 (b) (h)	44	43
Series 2004-M1-5, REMIC, 1.00%, (1 Month USD LIBOR + 0.86%), 08/25/34 (b) (h)	13	13
Series 2005-1A-AB4, REMIC, 0.63%, (1 Month USD LIBOR + 0.48%), 03/25/36 (b) (h)	28	25
DC Office Trust
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,465
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	330	337
Series 2020-1, 2.00%, 06/10/28	970	968
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-A-1, 5.25%, 05/30/23	152	139
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.57%, (1 Month USD LIBOR + 1.43%), 10/25/34 (b) (h)	992	967
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.66%, (1 Month USD LIBOR + 0.51%), 01/25/36 (b) (h)	677	621
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.29%, (1 Month USD LIBOR + 0.14%), 09/25/36 (b) (h)	3,054	1,367
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	322
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.36%, (1 Month USD LIBOR + 0.21%), 12/19/36 (b) (h)	504	437
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 0.69%, (1 Month USD LIBOR + 0.54%), 10/25/35 (b) (h)	4	4
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.51%, (1 Month USD LIBOR + 0.36%), 12/25/35 (b) (h)	99	97
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.63%, (1 Month USD LIBOR + 0.48%), 07/25/35 (b) (h)	409	386
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.42%, (1 Month USD LIBOR + 0.27%), 07/25/36 (b) (h)	300	271
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (h)	1,240	925
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	289	289
Series 2020-1A-1, 4.00%, 11/15/32	2,900	3,118
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/21 (h)	1,985	1,991
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 1.09%, (1 Month USD LIBOR + 0.95%), 09/25/34 (b) (h)	30	29
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.31%, (1 Month USD LIBOR + 0.16%), 09/25/36 (b) (h)	1,074	411
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 0.87%, (1 Month USD LIBOR + 0.72%), 12/25/34 (b) (h)	975	916
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 09/25/35 (b) (h)	754	716
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.25%, (1 Month USD LIBOR + 0.10%), 04/25/37 (b) (h)	11	7
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 04/25/36 (b) (h)	505	380
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 0.62%, (1 Month USD LIBOR + 0.47%), 02/25/36 (b) (h)	300	249
Series 2006-A2B-2, REMIC, 0.31%, (1 Month USD LIBOR + 0.16%), 08/25/36 (b) (h)	500	481
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (b)	771	844
Northwest Airlines, LLC
Series 2002-G2-1, 6.26%, 05/20/23	12	12
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.14%, (1 Month USD LIBOR + 0.99%), 09/25/34 (b) (h)	32	31
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (h)	158	85
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	49	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	54	50
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.61%, (1 Month USD LIBOR + 0.46%), 12/25/35 (b) (h)	180	159
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.31%, (1 Month USD LIBOR + 0.16%), 09/25/36 (b) (h)	57	57
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (h)	385	371
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	708	672
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (a)	281	283
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (h)	257	243
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.68%, 08/25/35 (b)	5	5
TCW CLO 2019-1 AMR Ltd
Series 2019-A-1A, 1.66%, (3 Month USD LIBOR + 1.44%), 02/15/29 (b)	1,400	1,398
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (c)	587	1,102
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,100	2,263
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	72	72
Series 2016-A-2, 3.10%, 10/07/28	421	392
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,434	4,222
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,062	1,057
Series 2014-A-1, 4.00%, 04/11/26	627	623
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	101	95
Series 2013-A-1, 3.95%, 11/15/25	523	478
Total Non-U.S. Government Agency Asset-Backed Securities (cost $57,808)		60,123
SENIOR FLOATING RATE INSTRUMENTS 2.0%
Consumer Discretionary 0.4%
Advantage Sales & Marketing, Inc.
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 10/31/27 (b)	1,400	1,394
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/25 (b)	233	230
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 12/23/24 (b)	677	664
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (b)	200	200
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (b)	398	399
Carnival Corporation
EUR Term Loan B, 7.50%, (3 Month EURIBOR + 7.50%), 06/26/25, EUR (b)	995	1,241
USD Term Loan B, 8.50%, (1 Month USD LIBOR + 7.50%), 06/29/25 (b)	698	717
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 (b)	1,497	1,489
Diamond Resorts Corporation
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/02/23 (b)	391	369
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (b) (p)	1,000	1,000
		7,703
Health Care 0.4%
Elanco Animal Health Incorporated
Term Loan B, 1.89%, (3 Month USD LIBOR + 1.75%), 02/04/27 (b)	2,630	2,604
HCA Inc.
Term Loan B12, 1.90%, (3 Month USD LIBOR + 1.75%), 03/13/25 (b)	292	291
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1 Month USD LIBOR + 2.50%), 08/18/22 (b)	499	498
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.39%, (1 Month USD LIBOR + 3.25%), 05/31/25 (b)	274	271
Parexel International Corporation
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 08/06/24 (b)	699	687
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 11/09/25 (b) (p)	1,400	1,395
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/09/25 (b)	433	431
Sotera Health Holdings, LLC
2019 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 11/19/26 (b)	751	753
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 06/11/26 (b)	395	393
		7,323
Industrials 0.3%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (b)	396	395
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (b)	1	1
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 01/02/25 (b)	1,104	1,095
Delta Air Lines, Inc.
2020 GSR Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 04/27/23 (b)	1,194	1,211
NCI Building Systems, Inc.
2018 Term Loan , 3.90%, (1 Month USD LIBOR + 3.75%), 04/12/25 (b)	2,676	2,669
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (b)	190	191
		5,562
Communication Services 0.3%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (b)	1,100	1,097
Charter Communications Operating, LLC
2019 Term Loan B2, 1.90%, (1 Month USD LIBOR + 1.75%), 02/01/27 (b)	1,061	1,054
CSC Holdings LLC
2019 Term Loan B5, 2.66%, (1 Month USD LIBOR + 2.50%), 04/15/27 (b)	294	291
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 08/24/26 (b)	99	87
E.W. Scripps Company (The)
2019 Term Loan B2, 2.65%, (1 Month USD LIBOR + 2.50%), 05/01/26 (b)	98	97
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/15/27 (b) (p)	500	500
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (b)	132	134
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (b)	600	608
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/27 (b)	1,484	1,458
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (b)	88	87
		5,413
Information Technology 0.3%
Arches Buyer Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/24/27 (b)	1,600	1,601
Dell International L.L.C.
2019 Term Loan B, 2.75%, (1 Month USD LIBOR + 2.00%), 09/11/25 (b)	508	508

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 11/22/27 (b)	1,000	997
MH Sub I, LLC
2017 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 08/09/24 (b)	967	953
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 11/03/23 (b)	898	896
		4,955
Financials 0.2%
Avolon LLC
2020 Term Loan B5, 3.25%, (3 Month USD LIBOR + 2.50%), 12/01/27 (b)	1,300	1,300
Citadel Securities LP
2020 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 02/27/26 (b)	889	888
Delos Finance Sarl
2018 Term Loan B, 1.97%, (3 Month USD LIBOR + 1.75%), 10/06/23 (b)	210	210
FinCo I LLC
2020 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 06/27/25 (b)	134	133
Jefferies Finance LLC
2019 Term Loan, 3.19%, (3 Month USD LIBOR + 3.00%), 05/22/26 (b)	1,478	1,466
2020 Incremental Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 09/30/27 (b) (q)	399	398
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.90%, (1 Month USD LIBOR + 1.75%), 02/07/27 (b)	74	74
		4,469
Materials 0.1%
CPG International Inc.
2017 Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 05/03/24 (b)	395	394
Innophos, Inc.
2020 Term Loan B, 3.65%, (3 Month USD LIBOR + 3.50%), 02/04/27 (b)	1,592	1,588
W.R. Grace & Co.
Term Loan B1, 1.97%, (3 Month USD LIBOR + 1.75%), 02/23/25 (b)	36	35
Term Loan B2, 1.97%, (3 Month USD LIBOR + 1.75%), 02/23/25 (b)	62	61
White Cap Buyer LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 10/08/27 (b) (p)	600	599
		2,677
Total Senior Floating Rate Instruments (cost $37,768)		38,102
PREFERRED STOCKS 0.0%
Financials 0.0%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	333
Total Preferred Stocks (cost $301)		333
COMMON STOCKS 0.0%
Real Estate 0.0%
VEREIT, Inc. (d) (g)	1	19
Total Common Stocks (cost $15)		19
WARRANTS 0.0%
Stearns Holdings LLC (i) (q)	35	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Financials 0.0%
Stearns Holdings, LLC (i) (q) (r)	482	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.3%
U.S. Treasury Bill 4.2%
Treasury, United States Department of
0.10%, 01/05/21 (s)	9,402	9,402
0.10%, 02/04/21 (m) (s)	19,280	19,279
0.10%, 02/18/21 (s)	23,800	23,798
0.09%, 03/04/21 (s)	3,100	3,100
0.09%, 04/13/21 (s)	6,700	6,698
0.09%, 04/22/21 (m) (s)	7,500	7,498
0.09%, 05/04/21 (m) (s)	8,400	8,397
		78,172
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.07% (t) (u)	2,113	2,113
Treasury Securities 0.0%
Presidencia De La Nacion
-9.51%, 05/21/21, ARS (s)	37,134	268
Total Short Term Investments (cost $80,553)		80,553
Total Investments 107.1% (cost $1,913,494)		2,015,090
Total Forward Sales Commitments (0.3)% (proceeds $4,755)		(4,779)
Other Derivative Instruments 0.0%		530
Other Assets and Liabilities, Net (6.8)%		(128,963)
Total Net Assets 100.0%		1,881,878

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $395,555 and 21.0% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Convertible security.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(g) All or a portion of the security was on loan as of December 31, 2020.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(i) Non-income producing security.

(j) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $113,262.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) The coupon rate represents the yield to maturity.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 01/15/51 (a)	(2,000)	(2,080)
TBA, 2.00%, 02/15/51 (a)	(2,600)	(2,699)
Total Government And Agency Obligations (proceeds $4,755)		(4,779)
Total Forward Sales Commitments (0.3%) (proceeds $4,755)		(4,779)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2020, the total proceeds for investments sold on a delayed delivery basis was $4,755.

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.1%
United Kingdom	5.7
Japan	2.8
Cayman Islands	2.0
Switzerland	1.8
Germany	1.6
Netherlands	1.5
Brazil	1.0
Canada	0.9
India	0.9
Macau	0.8
Spain	0.7
Ireland	0.7
Italy	0.7
France	0.6
Luxembourg	0.6
China	0.5
Hong Kong	0.4
Peru	0.4
Australia	0.4
Russian Federation	0.4
Virgin Islands (British)	0.3
Qatar	0.3
Mexico	0.2
Bermuda	0.2
Singapore	0.2
Norway	0.2
United Arab Emirates	0.2
Saudi Arabia	0.1
Denmark	0.1
Mauritius	0.1
Chile	0.1
Kuwait	0.1
Indonesia	0.1
Colombia	0.1
Isle of Man	0.1
Argentina	0.1
Belgium	—
New Zealand	—
Panama	—
Ukraine	—
Israel	—
Finland	—
South Africa	—
Guernsey	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.88%, 10/15/21	10/25/19	505	509	—
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	514	541	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	211	—
Banca Monte dei Paschi di Siena S.p.A., 3.63%, 09/24/24	12/01/20	1,930	1,928	0.1
Banca Monte dei Paschi di Siena S.p.A., 2.63%, 04/28/25	11/25/20	624	625	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	02/04/19	663	765	—
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	210	216	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,022	1,061	0.1
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	916	924	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	2,294	2,308	0.1
Barclays PLC, 1.88%, 03/23/21	10/18/19	224	245	—
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	348	356	—
BRF S.A., 4.88%, 01/24/30	12/07/20	1,190	1,194	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	417	428	—
China Construction Bank (New Zealand) Limited, 0.99%, 12/20/21	12/19/19	499	500	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	897	907	0.1
CIFI Holdings (Group) Co. Ltd., 6.00%, 07/16/25	11/25/20	419	428	—
CNOOC Curtis Funding No.1 Pty Ltd, 4.50%, 10/03/23	08/04/17	1,141	1,193	0.1
Cooperatieve Rabobank U.A., 6.63% (callable at 100, 06/29/21)	08/19/16	2,546	2,755	0.2
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	315	338	—
Deutsche Bank Aktiengesellschaft, 5.63%, 05/19/31	11/20/20	3,483	3,665	0.2
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	427	498	—
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/16/20	1,654	1,701	0.1
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	513	531	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,841	2,055	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	225	254	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	574	680	—
Gaz Finance PLC, 3.00%, 06/29/27	11/23/20	1,522	1,534	0.1
Gaz Finance PLC, 3.25%, 02/25/30	11/23/20	1,027	1,031	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/01/20	1,206	1,217	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	318	323	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	314	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	571	596	—
Greenko Dutch B.V., 4.88%, 07/24/22	10/25/19	301	303	—
Greenko Dutch B.V., 5.25%, 07/24/24	09/19/19	401	415	—
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	10/14/20	1,161	1,184	0.1
Greenland Global Investment Ltd., 6.25%, 12/16/22	08/18/20	911	880	0.1
Health and Happiness (H&H) International Holdings Limited, 5.63%, 10/24/24	10/14/20	836	836	0.1
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	01/13/20	1,585	1,768	0.1
IHO Verwaltungs GmbH, 3.88%, 05/15/27	05/22/19	440	506	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.99%, 12/21/21	12/19/19	798	800	—
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	02/21/20	801	876	0.1
Kaisa Group Holdings Ltd., 6.75%, 02/18/21	08/14/20	200	200	—
Kaisa Group Holdings Ltd., 7.88%, 06/30/21	02/25/20	905	909	0.1
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	02/12/20	807	819	—
Kaisa Group Holdings Ltd., 11.50%, 01/30/23	12/08/20	209	209	—
Kaisa Group Holdings Ltd., 11.95%, 11/12/23	11/09/20	1,248	1,272	0.1
Kaisa Group Holdings Ltd., 9.38%, 06/30/24	12/03/20	780	777	—
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	408	—
KWG Group Holdings Limited, 7.88%, 09/01/23	12/14/20	629	629	—
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	205	205	—
Lenovo Group Limited, 5.88%, 04/24/25	10/14/20	216	231	—
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	09/27/16	1,295	1,501	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	446	564	—
New Metro Global Limited, 6.50%, 04/23/21	02/07/20	1,505	1,509	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	506	526	—
NTT Finance Corporation, 1.90%, 07/21/21	12/11/19	2,047	2,065	0.1
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	23	20	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	92	18	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	276	323	—
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	09/28/16	381	420	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	895	1,005	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	793	886	0.1
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,535	1,577	0.1
SB Capital S.A., 5.13%, 10/29/22	09/19/19	6,396	6,420	0.3
SB Capital S.A., 5.25%, 05/23/23	09/19/19	636	641	—
Seazen Group Limited, 7.50%, 01/22/21	02/07/20	2,002	2,005	0.1
SF Holding Investment Limited, 2.88%, 02/20/30	09/25/20	837	832	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	906	921	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	701	715	—
State Grid Overseas Investment Limited, 1.63%, 08/05/30	10/14/20	585	579	—
Stichting AK Rabobank Certificaten II, 0.00%	01/17/17	772	1,019	0.1
Sunac China Holdings Limited, 8.38%, 01/15/21	03/01/19	700	702	—
Sunac China Holdings Limited, 7.88%, 02/15/22	02/10/20	614	615	—
Sunac China Holdings Limited, 6.50%, 07/09/23	10/19/20	1,398	1,450	0.1
Sunac China Holdings Limited, 7.50%, 02/01/24	12/03/20	421	422	—
Sunac China Holdings Limited, 6.65%, 08/03/24	12/03/20	412	414	—
Sunac China Holdings Limited, 7.00%, 07/09/25	11/27/20	1,226	1,248	0.1
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,423	1,458	0.1
Tencent Holdings Limited, 3.60%, 01/19/28	10/14/20	220	220	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	1,027	1,022	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	919	922	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	722	1,102	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	678	776	—
Times China Holdings Limited, 7.63%, 02/21/22	12/10/19	405	407	—
UBS AG, 5.13%, 05/15/24	01/15/20	958	990	0.1
UBS AG, 4.75%, 02/12/26	08/27/19	445	491	—
UBS Group AG, 7.13% (callable at 100, 08/10/21)	01/28/20	2,357	2,360	0.1
UniCredit S.p.A., 7.50% (callable at 100, 06/03/26)	01/27/20	1,786	1,981	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	826	858	0.1
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,253	1,363	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 2.13%, 04/04/22	02/04/19	811	879	0.1
Yango Justice International Limited, 10.25%, 03/18/22	12/03/20	420	420	—
Yango Justice International Limited, 7.50%, 04/15/24	12/10/20	205	206	—
Yanlord Land (HK) Co., Limited, 5.88%, 01/23/22	12/03/20	203	204	—
Yanlord Land (HK) Co., Limited, 6.80%, 02/27/24	11/25/20	630	632	—
		86,056	89,746	4.8

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	241	March 2021		33,238	26	39
United States 10 Year Ultra Bond	126	March 2021		19,780	28	(79)
United States 5 Year Note	753	April 2021		94,785	35	217
					89	177
Short Contracts
Euro Bund	(25)	March 2021	EUR	(4,442)	2	—
United States 2 Year Note	(39)	April 2021		(8,609)	(1)	(9)
					1	(9)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.22	(S)	03/03/25	CAD	10,500	9	(16)
3M Canada Bankers Acceptance (Q)	Paying	1.24	(S)	03/04/25	CAD	4,700	4	(7)
3M Canada Bankers Acceptance (Q)	Paying	1.90	(S)	12/18/29	CAD	1,900	6	(20)
3M JIBAR (Q)	Paying	5.03	(Q)	12/04/25	ZAR	234,700	68	197
3M JIBAR (Q)	Paying	4.85	(Q)	12/17/25	ZAR	87,900	26	35
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	—	4
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	—	3
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	—	2
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	—	4
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	—	9
6M EURIBOR (S)	Receiving	(0.25)	(A)	06/16/31	EUR	5,600	(11)	(3)
6M EURIBOR (S)	Receiving	0.00	(A)	06/16/51	EUR	500	(2)	(2)
7-Day China Fixing Repo Rate (Q)	Paying	2.64	(Q)	07/15/25	CNY	20,400	4	11
7-Day China Fixing Repo Rate (Q)	Paying	2.62	(Q)	07/16/25	CNY	15,400	3	8
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	08/04/25	CNY	5,100	1	3
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	08/07/25	CNY	6,000	1	3
7-Day China Fixing Repo Rate (Q)	Paying	2.63	(Q)	08/07/25	CNY	6,000	1	3
7-Day China Fixing Repo Rate (Q)	Paying	2.63	(Q)	08/10/25	CNY	5,800	1	3
7-Day China Fixing Repo Rate (Q)	Paying	2.65	(Q)	08/21/25	CNY	5,200	1	2
7-Day China Fixing Repo Rate (Q)	Paying	2.59	(Q)	12/16/25	CNY	6,460	2	(3)
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	12/16/25	CNY	9,690	2	(3)
7-Day China Fixing Repo Rate (Q)	Paying	2.67	(Q)	12/16/25	CNY	19,390	5	3
7-Day China Fixing Repo Rate (Q)	Paying	2.79	(Q)	03/17/26	CNY	22,800	6	20
7-Day China Fixing Repo Rate (Q)	Paying	2.81	(Q)	03/17/26	CNY	1,500	—	2
7-Day China Fixing Repo Rate (Q)	Paying	2.83	(Q)	03/17/26	CNY	5,900	2	7
7-Day China Fixing Repo Rate (Q)	Paying	2.85	(Q)	03/17/26	CNY	3,600	1	5
7-Day China Fixing Repo Rate (Q)	Paying	2.87	(Q)	03/17/26	CNY	3,600	1	5
7-Day China Fixing Repo Rate (Q)	Paying	2.88	(Q)	03/17/26	CNY	18,900	5	29
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	106,700	(5)	(8)
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	106,700	(5)	(9)
BRAZIBOR (A)	Paying	3.31	(A)	01/03/22	BRL	28,500	1	36

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	3.36	(A)	01/03/22	BRL	184,900	8	254
Sterling Overnight Index Average Rate (A)	Receiving	0.25	(A)	06/16/31	GBP	11,400	(36)	(74)
Sterling Overnight Index Average Rate (A)	Receiving	0.50	(A)	06/16/51	GBP	1,700	(19)	(39)
Sterling Overnight Index Average Rate (A)	Paying	0.00	(A)	06/16/26	GBP	300	1	—
							81	464

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(14)	—	(5)

Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	12/20/25	(300)	7	—	1
Anadarko Petroleum Corporation (Q)	1.00	06/20/21	(100)	(1)	—	2
Anadarko Petroleum Corporation (Q)	1.00	12/20/21	(400)	(4)	1	18
Anadarko Petroleum Corporation (Q)	1.00	06/20/22	(700)	(18)	1	39
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	90	—	21
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	2	—	(1)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	95	(1)	(18)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	15	—	(3)
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	12	—	6
British Telecommunications Public Limited Company (Q)	1.00	12/20/25	(500)	6	—	1
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	2	—	—
CDX.NA.IG.33 (Q)	1.00	12/20/29	(69,800)	100	74	158
CDX.NA.IG.35 (Q)	1.00	12/20/25	(92,100)	2,257	52	448
CDX.NA.IG.35 (Q)	1.00	12/20/30	(178,200)	1,512	204	1,338
D.R. Horton, Inc. (Q)	1.00	03/20/21	(100)	—	—	—
Enbridge Inc. (Q)	1.00	12/20/21	(100)	1	—	—
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	—
Ford Motor Company (Q)	5.00	12/20/21	(100)	3	—	—
Ford Motor Company (Q)	5.00	06/20/23	(700)	51	(1)	14
General Electric Company (Q)	1.00	06/20/24	(300)	3	—	8
General Electric Company (Q)	1.00	12/20/24	(1,000)	9	—	31
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	6	—	(2)
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	9	—	(2)
ITRAXX.EUR.SR.26 (Q)	1.00	12/20/21	(1,400)	15	1	(3)
ITRAXX.EXJP.32 (Q)	1.00	12/20/24	(2,100)	54	(1)	4
MetLife, Inc. (Q)	1.00	06/20/22	(400)	5	—	(1)
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	17	—	(2)
MetLife, Inc. (Q)	1.00	12/20/24	(500)	12	—	(1)
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	19	—	(1)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(205)	(2)	206
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(221)	(2)	223
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(850)	(96)	—	(19)
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	6	—	—
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	3	—	1
Tesco PLC (Q)	1.00	12/20/24	(800)	17	—	(2)
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	16	—	(3)
Viacom Inc. (Q)	1.00	06/20/21	(300)	1	—	(1)
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	8	—	—
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	20	(1)	1
				3,828	325	2,461

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.35, 12/20/25	BNP	Put	98.25	01/20/21	1,100,000	(1)
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21	3,200,000	—
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	01/20/21	5,100,000	(1)
CDX.NA.IG.35, 12/20/25	BNP	Call	42.50	03/17/21	3,500,000	(1)
CDX.NA.IG.35, 12/20/25	MSC	Call	45.00	02/17/21	3,400,000	(2)
CDX.NA.IG.35, 12/20/25	BCL	Put	110.00	01/20/21	7,100,000	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
CDX.NA.IG.35, 12/20/25	BNP	Put	100.00	01/20/21		1,800,000	—
CDX.NA.IG.35, 12/20/25	BNP	Put	80.00	03/17/21		3,500,000	(3)
CDX.NA.IG.35, 12/20/25	BNP	Put	77.50	03/17/21		1,600,000	(1)
CDX.NA.IG.35, 12/20/25	BNP	Put	100.00	04/21/21		700,000	(1)
CDX.NA.IG.35, 12/20/25	BOA	Put	90.00	01/20/21		3,900,000	—
CDX.NA.IG.35, 12/20/25	BOA	Put	110.00	01/20/21		1,900,000	—
CDX.NA.IG.35, 12/20/25	BOA	Put	100.00	01/20/21		1,800,000	—
CDX.NA.IG.35, 12/20/25	CSI	Put	90.00	02/17/21		1,800,000	(1)
CDX.NA.IG.35, 12/20/25	CSI	Put	110.00	02/17/21		1,700,000	—
CDX.NA.IG.35, 12/20/25	CSI	Put	80.00	03/17/21		3,600,000	(3)
CDX.NA.IG.35, 12/20/25	DUB	Put	95.00	01/20/21		1,800,000	—
CDX.NA.IG.35, 12/20/25	DUB	Put	90.00	02/17/21		1,700,000	(1)
CDX.NA.IG.35, 12/20/25	DUB	Put	100.00	04/21/21		700,000	(1)
CDX.NA.IG.35, 12/20/25	GSC	Put	80.00	01/20/21		1,900,000	—
CDX.NA.IG.35, 12/20/25	GSC	Put	80.00	03/17/21		800,000	(1)
CDX.NA.IG.35, 12/20/25	MSC	Put	75.00	02/17/21		3,400,000	(2)
CDX.NA.IG.35, 12/20/25	MSC	Put	85.00	03/17/21		3,200,000	(2)
CDX.NA.IG.35, 12/20/25	MSC	Put	80.00	03/17/21		3,500,000	(3)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	01/20/21	EUR	1,600,000	—
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	2,900,000	—
ITRAXX.EUR.34, 12/20/25	BCL	Call	37.50	04/21/21	EUR	1,800,000	(1)
ITRAXX.EUR.34, 12/20/25	BNP	Call	47.50	01/20/21	EUR	3,400,000	(5)
ITRAXX.EUR.34, 12/20/25	BNP	Call	42.50	03/17/21	EUR	3,400,000	(3)
ITRAXX.EUR.34, 12/20/25	BNP	Call	40.00	03/17/21	EUR	9,800,000	(6)
ITRAXX.EUR.34, 12/20/25	BNP	Call	37.50	04/21/21	EUR	3,400,000	(2)
ITRAXX.EUR.34, 12/20/25	BOA	Call	45.00	01/20/21	EUR	6,600,000	(4)
ITRAXX.EUR.34, 12/20/25	DUB	Call	42.50	02/17/21	EUR	3,600,000	(2)
ITRAXX.EUR.34, 12/20/25	GSC	Call	42.50	02/17/21	EUR	3,800,000	(3)
ITRAXX.EUR.34, 12/20/25	GSC	Call	42.50	03/17/21	EUR	3,700,000	(4)
ITRAXX.EUR.34, 12/20/25	GSC	Call	40.00	03/17/21	EUR	6,500,000	(4)
ITRAXX.EUR.34, 12/20/25	BCL	Put	70.00	02/17/21	EUR	3,500,000	(3)
ITRAXX.EUR.34, 12/20/25	BCL	Put	70.00	03/17/21	EUR	3,300,000	(4)
ITRAXX.EUR.34, 12/20/25	BCL	Put	80.00	04/21/21	EUR	1,800,000	(3)
ITRAXX.EUR.34, 12/20/25	BCL	Put	75.00	04/21/21	EUR	7,100,000	(12)
ITRAXX.EUR.34, 12/20/25	BNP	Put	105.00	01/20/21	EUR	3,800,000	—
ITRAXX.EUR.34, 12/20/25	BNP	Put	80.00	01/20/21	EUR	2,600,000	(4)
ITRAXX.EUR.34, 12/20/25	BNP	Put	82.50	01/20/21	EUR	3,400,000	(1)
ITRAXX.EUR.34, 12/20/25	BNP	Put	70.00	02/17/21	EUR	3,200,000	(2)
ITRAXX.EUR.34, 12/20/25	BNP	Put	70.00	03/17/21	EUR	5,200,000	(7)
ITRAXX.EUR.34, 12/20/25	BNP	Put	75.00	03/17/21	EUR	9,800,000	(12)
ITRAXX.EUR.34, 12/20/25	BNP	Put	80.00	03/17/21	EUR	3,400,000	(3)
ITRAXX.EUR.34, 12/20/25	BNP	Put	75.00	04/21/21	EUR	3,400,000	(6)
ITRAXX.EUR.34, 12/20/25	BOA	Put	85.00	01/20/21	EUR	10,200,000	(1)
ITRAXX.EUR.34, 12/20/25	BOA	Put	70.00	03/17/21	EUR	1,700,000	(2)
ITRAXX.EUR.34, 12/20/25	DUB	Put	90.00	01/20/21	EUR	3,600,000	—
ITRAXX.EUR.34, 12/20/25	DUB	Put	80.00	02/17/21	EUR	3,600,000	(2)
ITRAXX.EUR.34, 12/20/25	GSC	Put	80.00	02/17/21	EUR	3,800,000	(2)
ITRAXX.EUR.34, 12/20/25	GSC	Put	75.00	03/17/21	EUR	6,500,000	(7)
ITRAXX.EUR.34, 12/20/25	GSC	Put	85.00	03/17/21	EUR	3,700,000	(3)
ITRAXX.EUR.34, 12/20/25	JPM	Put	100.00	01/20/21	EUR	5,500,000	(1)
ITRAXX.EUR.34, 12/20/25	JPM	Put	90.00	01/20/21	EUR	3,400,000	—
ITRAXX.EUR.34, 12/20/25	JPM	Put	105.00	01/20/21	EUR	1,900,000	—
							(133)
Options on Securities
Federal National Mortgage Association, Inc., 1.50%, 02/15/51	JPM	Put	99.69	02/04/21		1,500,000	(7)
Federal National Mortgage Association, Inc., 2.00%, 02/15/51	JPM	Put	102.27	02/04/21		1,800,000	(4)
Federal National Mortgage Association, Inc., 2.00%, 02/15/51	JPM	Put	102.19	02/04/21		1,800,000	(4)
Government National Mortgage Association, 2.00%, 07/01/50	JPM	Put	102.91	03/11/21		1,500,000	(10)
Government National Mortgage Association, 2.50%, 01/15/51	JPM	Put	103.00	01/14/21		1,250,000	—
Government National Mortgage Association, 2.50%, 01/15/51	JPM	Put	103.59	01/14/21		1,500,000	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Government National Mortgage Association, 2.50%, 02/15/51	JPM	Put	103.77	02/11/21	1,800,000	(2)
Government National Mortgage Association, 2.50%, 03/15/51	JPM	Put	104.00	03/11/21	1,500,000	(7)
Government National Mortgage Association, 2.50%, 03/15/51	JPM	Put	103.58	03/11/21	1,300,000	(6)
Government National Mortgage Association, 2.50%, 04/15/43	JPM	Put	104.13	04/14/21	800,000	(1)
						(41)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CSI	01/05/21	BRL	13,175	2,536	(64)
BRL/USD	GSC	01/05/21	BRL	9,343	1,799	(51)
BRL/USD	CSI	02/02/21	BRL	13,175	2,536	(33)
BRL/USD	GSC	02/02/21	BRL	9,342	1,798	(39)
COP/USD	GSC	01/12/21	COP	3,451,700	1,011	68
COP/USD	SCB	01/12/21	COP	3,071,200	899	19
COP/USD	GSC	03/04/21	COP	3,451,700	1,009	3
COP/USD	SCB	03/04/21	COP	3,071,200	898	9
IDR/USD	CIT	03/17/21	IDR	21,224,807	1,501	13
INR/USD	GSC	03/17/21	INR	279,039	3,790	43
JPY/USD	CIT	01/08/21	JPY	1,476,400	14,296	140
JPY/USD	CIT	02/02/21	JPY	1,476,400	14,301	(30)
MXN/USD	GSC	01/21/21	MXN	14,272	716	(4)
MXN/USD	GSC	01/21/21	MXN	33,006	1,656	7
MXN/USD	CIT	03/25/21	MXN	67,408	3,358	58
MXN/USD	BNP	04/14/21	MXN	8,343	415	4
PLN/USD	SCB	01/22/21	PLN	5,069	1,356	13
RUB/USD	GSC	02/16/21	RUB	8,221	110	(1)
RUB/USD	JPM	02/16/21	RUB	39,396	529	(4)
RUB/USD	MSC	02/16/21	RUB	42,578	571	2
RUB/USD	SCB	02/16/21	RUB	173,429	2,328	(21)
RUB/USD	UBS	02/16/21	RUB	83,815	1,125	31
USD/BRL	CSI	01/05/21	BRL	(13,175)	(2,537)	33
USD/BRL	GSC	01/05/21	BRL	(9,343)	(1,799)	40
USD/CAD	BCL	02/19/21	CAD	(1,681)	(1,320)	(37)
USD/COP	GSC	01/12/21	COP	(3,451,700)	(1,011)	(1)
USD/COP	SCB	01/12/21	COP	(3,071,200)	(899)	(8)
USD/EUR	GSC	01/08/21	EUR	(8,794)	(10,739)	(161)
USD/GBP	BNP	01/08/21	GBP	(8,070)	(11,030)	(252)
USD/JPY	CIT	01/08/21	JPY	(1,476,400)	(14,296)	30
USD/PEN	BNP	02/10/21	PEN	(16,257)	(4,492)	(28)
USD/PEN	CIT	03/10/21	PEN	(18,504)	(5,113)	(29)
ZAR/USD	JPM	01/22/21	ZAR	28,576	1,940	63
					7,242	(187)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.98	1.00	12/20/24	(200)	5	3	2
Alibaba Group Holding Limited (Q)	BNP	0.98	1.00	12/20/24	(300)	8	4	4
Barclays Bank PLC (Q)	MSC	0.23	1.00	12/20/21	(3,297)	26	19	7
BHP Billiton Finance (USA) Limited (Q)	BNP	0.19	1.00	06/20/21	(200)	1	(6)	7
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	15	46	(31)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	28	52	(24)
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	9	17	(8)
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	9	14	(5)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	17	32	(15)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	11	12	(1)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	21	21	—
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	52	59	(7)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	42	45	(3)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	11	12	(1)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	4	(15)	19
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(3,999)	54	(161)	215
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	7	(19)	26
CNAC (HK) Finbridge Company Limited (Q)	BCL	2.06	1.00	12/20/24	(300)	(4)	(6)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	1.81	1.00	06/20/23	(800)	14	(8)	22
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	2.06	1.00	06/20/24	(200)	4	(3)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.95	1.00	12/20/23	(300)	6	(6)	12
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(1,300)	22	(12)	34
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(100)	2	(1)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	2.06	1.00	06/20/24	(100)	1	(2)	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	3	(4)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	2.23	1.00	12/20/24	(500)	9	(3)	12
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	28	(96)	124
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	3	(5)	8
Mexico (United Mexican States) (Q)	BCL	1.47	1.00	06/20/22	(2,600)	32	(37)	69
Pemex Project Funding Master Trust (Q)	BCL	9.20	1.00	06/20/22	(400)	(7)	(17)	10
Pemex Project Funding Master Trust (Q)	BNP	9.20	1.00	06/20/22	(1,700)	(30)	(103)	73
Pemex Project Funding Master Trust (Q)	GSC	4.84	1.00	06/20/22	(700)	(12)	(44)	32
Pemex Project Funding Master Trust (Q)	GSC	4.49	1.00	12/20/21	(200)	(2)	(9)	7
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(600)	(3)	(10)	7
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(3)	(8)	5
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/22	(200)	1	(1)	2
Presidencia de la Republica de Colombia (Q)	UBS	1.05	1.00	06/20/21	(650)	3	(19)	22
Presidencia de la República de Colombia (Q)	GSC	0.43	1.00	06/20/21	(650)	3	5	(2)
PT Pertamina (Persero) (Q)	BCL	2.50	1.00	12/20/24	(400)	6	(4)	10
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.68	1.00	12/20/24	(800)	6	2	4
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.57	1.00	06/20/24	(400)	4	(9)	13
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.57	1.00	06/20/24	(400)	4	(8)	12
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.95	1.00	12/20/24	(300)	8	5	3
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.95	1.00	12/20/24	(200)	5	3	2
South Africa, Parliament of (Q)	BCL	4.01	1.00	12/20/24	(800)	(21)	(30)	9
South Africa, Parliament of (Q)	CGM	2.65	1.00	06/20/21	(600)	2	(50)	52
South Africa, Parliament of (Q)	GSC	4.01	1.00	12/20/24	(1,000)	(27)	(40)	13
State Grid Overseas Investment Limited (Q)	BCL	0.94	1.00	12/20/24	(300)	8	4	4
The Republic of Indonesia, The Government of (Q)	GSC	1.38	1.00	06/20/23	(300)	6	(4)	10
					(35,646)	395	(396)	791

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 120.1%
U.S. Treasury Inflation Indexed Securities 101.2%
Treasury, United States Department of
0.13%, 04/15/21 - 07/15/30 (a) (b)	324,445	353,443
0.13%, 01/15/22 - 04/15/25 (a) (c)	71,572	73,720
0.63%, 04/15/23 (a)	32,298	34,004
0.38%, 07/15/23 - 07/15/27 (a) (b)	166,869	182,876
0.50%, 04/15/24 - 01/15/28 (a) (b)	142,429	156,523
0.13%, 07/15/24 (a)	10,966	11,742
2.38%, 01/15/25 (a) (b)	32,946	38,475
0.38%, 07/15/25 (a)	23,270	25,546
0.63%, 01/15/24 - 01/15/26 (a) (b)	128,951	142,174
2.00%, 01/15/26 (a)	19,899	23,646
2.38%, 01/15/27 (a) (c)	336	417
1.75%, 01/15/28 (a)	13,778	16,897
3.63%, 04/15/28 (a) (b)	33,185	45,604
0.75%, 07/15/28 (a) (b)	39,024	45,378
2.50%, 01/15/29 (a)	23,646	31,035
3.88%, 04/15/29 (a)	11,647	16,769
0.25%, 01/15/25 - 07/15/29 (a) (b)	88,568	98,080
2.13%, 02/15/40 - 02/15/41 (a)	27,051	42,083
0.63%, 02/15/43 (a) (c)	2,990	3,723
1.38%, 02/15/44 (a) (b)	65,192	93,805
0.75%, 02/15/42 - 02/15/45 (a)	52,100	66,649
1.00%, 02/15/46 (a) (b)	33,463	45,572
0.88%, 01/15/29 - 02/15/47 (a)	32,635	40,709
1.00%, 02/15/49 (b) (d)	2,735	3,848
0.25%, 02/15/50 (a)	9,520	11,331
		1,604,049
Mortgage-Backed Securities 8.8%
Federal Home Loan Mortgage Corporation
2.27%, (6 Month USD LIBOR + 1.76%), 07/01/36 (e)	96	101
2.14%, (1 Year USD LIBOR + 1.49%), 09/01/36 (e)	53	56
2.23%, (1 Year USD LIBOR + 1.65%), 10/01/36 (e)	48	51
Series F1-278, 0.61%, (1 Month USD LIBOR + 0.45%), 09/15/42 (e)	2,770	2,794
Federal National Mortgage Association, Inc.
1.77%, (1 Year USD LIBOR + 1.27%), 11/01/35 (e)	14	14
3.81%, (1 Year USD LIBOR + 1.82%), 03/01/36 (e)	30	32
3.02%, (1 Year USD LIBOR + 2.02%), 06/01/36 (e)	14	14
TBA, 3.00%, 01/15/51 (b)	31,400	32,898
TBA, 2.00%, 03/15/51 (b) (f)	54,500	56,469
TBA, 2.50%, 03/15/51 (b)	20,900	21,969
Government National Mortgage Association
TBA, 2.50%, 03/15/51 (b)	24,300	25,630
		140,028
Treasury Inflation Indexed Securities 8.2%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	2,285,756	22,214
Canada, Government of
4.25%, 12/01/26, CAD (a)	5,952	6,186
Commonwealth of Australia
1.25%, 02/21/22, AUD (d) (g)	5,290	4,869
3.00%, 09/20/25, AUD (d) (g)	8,920	10,371
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (d)	13,211	679
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (a) (g)	3,823	4,974
HM Treasury
1.25%, 11/22/27, GBP (a) (g)	2,987	5,408
New Zealand Government
2.00%, 09/20/25, NZD (d)	14,100	12,604
3.00%, 09/20/30, NZD (d)	2,500	2,636
Republique Francaise Presidence
0.10%, 03/01/26, EUR (a)	10,460	13,802
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (a)	35,299	45,622
		129,365
U.S. Treasury Bond 0.8%
Treasury, United States Department of
1.63%, 11/15/50 (b)	13,120	13,054
Sovereign 0.6%
Buenos Aires City S.A.
34.64%, (BADLAR + 5.00%), 01/23/22, ARS (e)	440	3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (h)	5,100	1,762
6.15%, 08/12/32, PEN	16,600	5,585
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	230
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (h)	1,900	2,040
Presidencia De La Nacion
33.87%, (BADLAR + 2.00%), 04/03/22, ARS (e)	15,030	97
29.72%, (BADLAR), 10/04/22, ARS (e)	500	3
		9,720
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series WF-4779, REMIC, 0.50%, (1 Month USD LIBOR + 0.35%), 07/15/44 (e)	1,689	1,683
Series T-1A1-62, REMIC, 1.94%, (12 Month Treasury Average + 1.20%), 10/25/44 (e)	169	171
Series T-1A1-63, REMIC, 1.94%, (12 Month Treasury Average + 1.20%), 02/25/45 (e)	126	129
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.21%, (1 Month USD LIBOR + 0.06%), 07/25/37 (e)	46	46
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.90%, (1 Year USD LIBOR + 0.75%), 04/20/67 (e)	2,140	2,189
Series 2018-FG-H15, REMIC, 0.60%, (1 Year USD LIBOR + 0.15%), 08/20/68 (e)	2,674	2,637
		6,855
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (c)	1,070	1,133
Asset-Backed Securities 0.0%
Navient Funding, LLC
0.00%, (3 Month EURIBOR + 0.18%), 01/25/24, EUR (e) (g)	75	91
0.00%, (3 Month EURIBOR + 0.27%), 06/17/24, EUR (e)	93	114
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	159	173
		378
Total Government And Agency Obligations (cost $1,861,162)		1,904,582
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.3%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.35%, (1 Month USD LIBOR + 0.20%), 03/25/37 (e) (i)	412	238
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3 Month EURIBOR + 0.66%), 10/15/29, EUR (e) (h)	412	504
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3 Month EURIBOR + 1.53%), 07/18/31, EUR (e) (h)	700	860
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	119	95
Series 2006-A1-HY11, REMIC, 0.39%, (1 Month USD LIBOR + 0.24%), 06/25/36 (e) (i)	456	427
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,724	1,681
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	383	383

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
AREIT Trust
Series 2020-A-CRE4, 2.78%, (1 Month USD LIBOR + 2.62%), 12/15/22 (e)	2,300	2,322
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 1.52%, (3 Month USD LIBOR + 1.30%), 01/16/30 (e)	1,300	1,297
Atrium XII LLC
Series AR-12A, 1.05%, (3 Month USD LIBOR + 0.83%), 04/22/27 (e)	1,815	1,809
Babson Euro CLO 2015-1 B.V.
Series 2015-A1R-1A, 0.31%, (3 Month EURIBOR + 0.82%), 10/25/29, EUR (e) (g)	487	595
Bain Capital Credit CLO 2017-2 Ltd
Series 2017-AR-2A, 1.46%, (3 Month USD LIBOR + 1.25%), 07/25/30 (e)	600	600
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 3.23%, 06/25/35 (e)	27	26
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (i)	128	128
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.86%, 03/26/37 (e)	488	491
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 2.73%, 01/25/36 (e)	207	197
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 3.08%, 08/25/36 (e)	129	96
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 3.83%, 05/25/33 (e)	11	11
Series 2003-2A1-9, REMIC, 3.02%, 02/25/34 (e)	57	56
Series 2004-22A1-9, REMIC, 3.13%, 11/25/34 (e)	57	57
Series 2004-22A1-10, REMIC, 3.94%, 01/25/35 (e)	54	55
Series 2005-2A1-1, REMIC, 3.33%, 03/25/35 (e)	124	123
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-HE12, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 12/25/35 (e) (i)	65	65
Series 2007-1A1-HE7, REMIC, 1.15%, (1 Month USD LIBOR + 1.00%), 08/25/37 (e)	158	158
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 2.73%, 12/26/46 (e)	301	265
Benefit Street Partners CLO VII, Ltd.
Series 2015-A1AR-VIIA, 1.00%, (3 Month USD LIBOR + 0.78%), 07/19/27 (e)	499	497
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (e) (h)	1,273	1,555
Series 2015-A2R-1A, 1.29%, (3 Month USD LIBOR + 1.05%), 10/03/29 (e) (h)	828	828
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3 Month EURIBOR + 0.73%), 09/21/29, EUR (e) (h)	198	242
Catamaran CLO Ltd
Series 2013-AR-1A, 1.07%, (3 Month USD LIBOR + 0.85%), 01/27/28 (e) (h)	3,392	3,377
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.44%, 02/25/37 (e)	11	11
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	1,046	831
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.65%, (1 Month USD LIBOR + 1.50%), 02/25/23 (e)	1,900	1,851
Series 2007-1A-1, REMIC, 1.50%, (1 Month USD LIBOR + 1.35%), 08/25/24 (e)	2,211	2,206
Series 2007-2A3-1, REMIC, 1.70%, (1 Month USD LIBOR + 1.45%), 09/25/24 (e)	82	82
Citigroup Mortgage Loan Trust
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	10	10
Series 2005-2A2B-3, REMIC, 3.13%, 08/25/35 (e)	60	53
Series 2005-A2-6, REMIC, 2.32%, (1 Year Treasury + 2.15%), 09/25/35 (e)	10	10
Series 2005-A1-6, REMIC, 3.30%, (1 Year Treasury + 2.10%), 09/25/35 (e)	11	11
Series 2005-M3-HE4, REMIC, 0.84%, (1 Month USD LIBOR + 0.69%), 10/25/35 (e) (i)	3,422	3,128
Series 2006-A1-AMC1, REMIC, 0.29%, (1 Month USD LIBOR + 0.15%), 09/25/36 (e) (i)	3,295	3,134
Series 2007-A3A-AMC2, REMIC, 0.23%, (1 Month USD LIBOR + 0.08%), 01/25/37 (e) (i)	60	47
Series 2007-1A1A-AR4, REMIC, 3.85%, 03/25/37 (e)	1,743	1,618
Series 2007-22AA-10, REMIC, 3.36%, 09/25/37 (e)	437	411
Series 2007-A3A-AHL3, REMIC, 0.21%, (1 Month USD LIBOR + 0.06%), 08/25/45 (e) (i)	125	101
Series 2015-1A1-2, REMIC, 0.35%, (1 Month USD LIBOR + 0.20%), 06/25/47 (e)	490	486
Series 2019-A1-B, REMIC, 3.26%, 04/25/66 (e) (i)	347	345
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 0.33%, (1 Month USD LIBOR + 0.18%), 03/25/37 (e) (i)	1,454	1,328
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 0.42%, (1 Month USD LIBOR + 0.27%), 05/25/37 (e) (i)	1,200	1,019
College Loan Corporation
Series 2007-A1-2, 0.46%, (3 Month USD LIBOR + 0.25%), 01/25/24 (e)	800	779
CoreVest American Finance Trust
Series 2017-A-1, REMIC, 2.97%, 07/15/22	412	417
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, REMIC, 3.49%, 04/25/22 (e)	265	262
Credit-Based Asset Servicing and Securitization LLC
Series 2005-M4-CB3, REMIC, 1.20%, (1 Month USD LIBOR + 1.05%), 08/25/34 (e) (i)	205	193
Series 2007-A1-CB6, REMIC, 0.27%, (1 Month USD LIBOR + 0.12%), 07/25/37 (e) (i)	98	75
Series 2007-A3-CB6, REMIC, 0.37%, (1 Month USD LIBOR + 0.22%), 07/25/37 (e) (i)	2,869	2,237
CSMC
Series 2015-5A2-3R, REMIC, 0.30%, 09/29/36 (e)	2,060	2,016
Series 2015-2A2-12R, REMIC, 0.65%, 12/03/37 (e)	2,300	2,083
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (e) (i)	681	271
CSMC Trust
Series 2019-A1-RPL9, REMIC, 3.04%, 10/25/59 (e) (i)	2,550	2,494
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.34%, (1 Month USD LIBOR + 0.19%), 02/25/36 (e) (i)	6,101	5,670
Series 2007-1A1-12, REMIC, 0.89%, (1 Month USD LIBOR + 0.74%), 06/25/37 (e) (i)	128	125
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.94%, (1 Month USD LIBOR + 0.53%), 01/25/36 (e) (i)	3,155	3,124
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.09%, 08/25/34 (e)	41	39
Series 2004-5A-HYB7, REMIC, 2.66%, 11/20/34 (e)	12	12
Series 2004-2A1-HYB5, REMIC, 2.92%, 04/20/35 (e)	21	21
Eurosail PLC
Series 2007-A3A-3X, 0.99%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (e) (g)	976	1,330
Series 2007-A3C-3A, 0.99%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (e) (h)	336	458

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.46%, (1 Month USD LIBOR + 0.31%), 07/25/36 (e) (i)	2,541	2,320
Series 2006-A2-FF17, REMIC, 0.27%, (1 Month USD LIBOR + 0.12%), 12/25/36 (e) (i)	7,214	6,033
First NLC Trust
Series 2007-A1-1, REMIC, 0.22%, (1 Month USD LIBOR + 0.07%), 08/25/37 (e)	248	153
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.19%, (3 Month GBP LIBOR + 0.15%), 06/18/38, GBP (e) (g)	63	85
Series 2007-A2A-1, 0.17%, (3 Month GBP LIBOR + 0.13%), 03/18/39, GBP (e) (g)	84	113
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.33%, (1 Month USD LIBOR + 0.18%), 09/25/46 (e) (i)	376	343
Grifonas Finance No.1 PLC
Series A-1, 0.00%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (e) (g) (i)	629	738
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (i)	333	250
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 08/12/43	571	571
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 2.64%, 01/25/35 (e)	39	39
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 1.14%, (3 Month USD LIBOR + 0.92%), 04/20/27 (e)	627	625
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.55%, 04/19/34 (e)	87	85
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.34%, (1 Month USD LIBOR + 0.19%), 09/19/37 (e) (i)	26	24
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.10%, (SONIA + 1.05%), 05/25/53, GBP (e) (h) (i)	6,173	8,449
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 0.94%, (1 Month USD LIBOR + 0.80%), 07/25/34 (e) (i)	140	133
Series 2005-M2-8, REMIC, 0.60%, (1 Month USD LIBOR + 0.45%), 02/25/36 (e) (i)	1,700	1,586
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 0.81%, (1 Month USD LIBOR + 0.66%), 10/25/35 (e) (i)	92	90
ICG US Clo 2020-1 Ltd
Series 2020-A1-1A, 1.60%, (3 Month USD LIBOR + 1.40%), 10/22/31 (e)	1,000	1,002
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	16	17
Series 2005-4A1-AR1, REMIC, 3.34%, 03/25/35 (e)	99	99
Series 2005-2A1-AR1, REMIC, 3.25%, 11/25/35 (e)	37	36
Series 2005-A1-16IP, REMIC, 0.79%, (1 Month USD LIBOR + 0.64%), 07/25/45 (e) (i)	104	87
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.36%, (1 Month USD LIBOR + 0.21%), 10/25/36 (e) (i)	73	68
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.26%, 07/25/35 (e)	52	52
Series 2005-2A1-A6, REMIC, 3.01%, 08/25/35 (e)	64	63
Series 2005-7A1-A6, REMIC, 3.13%, 08/25/35 (e)	91	87
Series 2005-4A1-A6, REMIC, 2.92%, 09/25/35 (e)	9	9
Series 2008-1A1-R2, REMIC, 3.22%, 07/27/37 (e)	295	292
Jamestown CLO Ltd
Series 2014-A1AR-4A, 0.93%, (3 Month USD LIBOR + 0.69%), 07/15/26 (e)	195	195
Jamestown CLO V Ltd
Series 2014-AR-5A, 1.44%, (3 Month USD LIBOR + 1.22%), 01/19/27 (e)	1,815	1,815
Jubilee CLO 2015-XV B.V.
Series 2015-AR-15A, 0.33%, (3 Month EURIBOR + 0.84%), 07/12/28, EUR (e) (g)	981	1,198
Jubilee CLO 2015-XVI B.V.
Series 2015-A1R-16A, 0.26%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (e) (h)	1,840	2,246
KVK CLO Ltd
Series 2013-AR-1A, 1.13%, (3 Month USD LIBOR + 0.90%), 01/14/28 (e) (h)	372	371
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/21 (i)	662	664
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.40%, (1 Month USD LIBOR + 0.25%), 08/25/47 (e) (i)	921	848
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.29%, (1 Month USD LIBOR + 1.13%), 10/15/23 (e)	2,700	2,659
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, REMIC, 0.27%, (1 Month USD LIBOR + 0.12%), 08/25/36 (e) (i)	477	244
Mackay Shields Euro CLO-2 Designated Activity Company
Series A-2A, 1.55%, (3 Month EURIBOR + 1.55%), 08/15/33, EUR (e) (h)	600	738
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (e) (h)	800	977
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.08%, (3 Month USD LIBOR + 0.87%), 11/22/27 (e)	1,078	1,068
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29	192	193
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 2.44%, 12/25/33 (e)	181	171
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 10/25/35 (e) (i)	63	60
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 3.00%, 02/25/34 (e)	84	82
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 2.23%, 02/25/33 (e)	50	47
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (e)	553	576
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 1.12%, (1 Month USD LIBOR + 0.98%), 07/25/34 (e) (i)	404	357
Series 2005-M2-HE2, REMIC, 0.81%, (1 Month USD LIBOR + 0.66%), 01/25/35 (e) (i)	1,338	1,239
Series 2005-M3-HE5, REMIC, 0.82%, (1 Month USD LIBOR + 0.68%), 09/25/35 (e) (i)	1,439	1,343
Series 2007-A1-HE6, REMIC, 0.21%, (1 Month USD LIBOR + 0.06%), 05/25/37 (e) (i)	53	44
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.15%, (1 Month USD LIBOR + 1.01%), 12/25/34 (e) (i)	289	269
Mountain View CLO 2017-1 LLC
Series 2017-AR-1A, 1.36%, (3 Month USD LIBOR + 1.09%), 10/16/29 (e)	1,700	1,685
Navient Funding, LLC
Series 2004-A6B-3A, 0.76%, (3 Month USD LIBOR + 0.55%), 10/25/64 (e)	2,546	2,510
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 0.91%, (1 Month USD LIBOR + 0.77%), 02/25/35 (e)	317	304
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (e)	2,814	2,946
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.91%, (1 Month USD LIBOR + 0.77%), 05/25/35 (e) (i)	2,735	2,537

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
OCP CLO Ltd
Series 2015-A1R-8A, 1.07%, (3 Month USD LIBOR + 0.85%), 04/17/27 (e)	266	266
Series 2015-A1R-9A, 1.04%, (3 Month USD LIBOR + 0.80%), 07/15/27 (e) (h)	1,015	1,014
Series 2015-A1R-10A, 1.03%, (3 Month USD LIBOR + 0.82%), 10/26/27 (e) (h)	1,198	1,195
OZLM XXIII Ltd
Series 2019-A-23A, 1.71%, (3 Month USD LIBOR + 1.47%), 04/15/32 (e)	3,800	3,802
Palmer Square European Loan Funding 2020-2 Designated Activity Company
Series 2020-A-2A, 0.87%, 02/15/30, EUR (e) (h)	3,200	3,911
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3 Month EURIBOR + 0.79%), 08/04/28, EUR (e) (h)	655	800
Pretium Mortgage Credit Partners LLC
Series 2020-A1-RPL2, REMIC, 3.18%, 10/27/23 (i)	994	995
RALI Series Trust
Series 2007-A-QH8, REMIC, 1.64%, 10/25/37 (e)	733	675
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 1.02%, (1 Month USD LIBOR + 0.87%), 02/25/34 (e) (i)	1,263	1,225
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.78%, (1 Month USD LIBOR + 0.63%), 12/25/35 (e) (i)	467	460
Series 2006-M1-KS3, REMIC, 0.64%, (1 Month USD LIBOR + 0.50%), 04/25/36 (e) (i)	1,000	968
Series 2006-A4-EMX4, REMIC, 0.61%, (1 Month USD LIBOR + 0.46%), 06/25/36 (e) (i)	4,432	4,276
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	205	126
Residential Mortgage Securities 32 PLC
Series A-32A, 1.30%, (SONIA + 1.25%), 06/20/70, GBP (e) (h) (i)	1,986	2,734
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.46%, (1 Month USD LIBOR + 0.31%), 08/25/24 (e) (i)	660	639
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.30%, (1 Month USD LIBOR + 0.15%), 07/25/36 (e) (i)	445	245
Series 2006-A2C-HE1, REMIC, 0.47%, (1 Month USD LIBOR + 0.32%), 07/25/36 (e) (i)	3,019	1,499
SLM Student Loan Trust
Series 2008-A-9, 1.71%, (3 Month USD LIBOR + 1.50%), 04/25/23 (e)	1,028	1,033
Sound Point Clo XV Ltd
Series 2017-AR-1A, 1.36%, (3 Month USD LIBOR + 1.15%), 01/23/29 (e)	1,200	1,199
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.35%, (1 Month USD LIBOR + 0.20%), 06/25/37 (e) (i)	1,885	1,438
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (h)	188	189
SPSTC
Series 2020-A-1A, 1.62%, (3 Month USD LIBOR + 1.40%), 07/22/28 (e)	1,917	1,921
St. Paul's CLO III Designated Activity Company
Series AR1-4A, 0.85%, (3 Month EURIBOR + 0.85%), 04/25/30, EUR (e) (h)	850	1,038
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (i)	214	214
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 0.81%, (1 Month USD LIBOR + 0.66%), 10/19/34 (e) (i)	11	11
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 3.08%, 02/25/34 (e)	143	141
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.18%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	813	813
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (i)	473	34
TCW CLO 2020-1 Ltd
Series 2020-AR-1A, 1.28%, (3 Month USD LIBOR + 1.05%), 10/20/31 (e)	1,800	1,800
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 1.11%, (3 Month USD LIBOR + 0.87%), 10/15/27 (e)	143	143
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 3.07%, 07/25/36 (e)	110	102
Series 2005-A3-1, REMIC, 3.33%, 04/25/45 (e)	89	88
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.07%, (3 Month GBP LIBOR + 1.03%), 10/20/51, GBP (e) (g) (i)	5,234	7,185
Towd Point Mortgage Trust
Series 2019-A1A-HY3, REMIC, 1.15%, (1 Month USD LIBOR + 1.00%), 07/25/27 (e)	1,354	1,360
Tralee CLO III, LLC
Series 2014-AR-3A, 1.25%, (3 Month USD LIBOR + 1.03%), 10/20/27 (e)	1,333	1,330
Venture XX CLO Ltd
Series 2015-AR-20A, 1.06%, (3 Month USD LIBOR + 0.82%), 04/15/27 (e) (h)	3,274	3,265
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.12%, (3 Month USD LIBOR + 0.88%), 07/15/27 (e)	1,608	1,604
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 0.00%, (3 Month USD LIBOR + 1.02%), 04/20/29 (e)	500	500
Voya CLO Ltd
Series 2014-A1R-3A, 0.93%, (3 Month USD LIBOR + 0.72%), 07/27/26 (e) (h)	735	733
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 3.75%, 06/25/33 (e)	65	64
Series 2003-2A-AR9, REMIC, 2.78%, 09/25/33 (e)	62	61
Series 2005-3A1-AR10, REMIC, 2.37%, 08/25/35 (e)	7	7
Series 2005-2A1-AR14, REMIC, 3.12%, 12/25/35 (e)	77	77
Series 2006-1A-AR9, REMIC, 1.50%, (12 Month Treasury Average + 1.00%), 08/25/46 (e)	1,422	1,389
Series 2007-1A-OA4, REMIC, 1.27%, (12 Month Treasury Average + 0.77%), 05/25/47 (e)	230	207
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 3.51%, 03/25/33 (e)	31	30
Wind River CLO I Ltd
Series 2012-AR2-1A, 1.12%, (3 Month USD LIBOR + 0.88%), 01/15/26 (e)	124	124
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 1.18%, (3 Month USD LIBOR + 0.95%), 07/16/27 (e) (h)	2,424	2,411
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,101)		163,502
CORPORATE BONDS AND NOTES 3.6%
Financials 2.2%
Ally Financial Inc.
4.25%, 04/15/21	50	51
Avolon Holdings Funding Limited
5.50%, 01/15/23 (h)	58	62
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (g) (j) (k)	200	255
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (g) (j) (k)	100	125
Bank of America Corporation
5.88%, (100, 03/15/28) (j)	1,160	1,309
Cooperatieve Rabobank U.A.
6.63%, (100, 06/29/21), EUR (g) (j) (k)	1,200	1,502
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,117
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,177
Enel Finance International N.V.
4.25%, 09/14/23 (h)	400	438

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,624
JT International Financial Services B.V.
3.50%, 09/28/23 (g)	200	215
Lloyds Banking Group PLC
4.83%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (g) (j) (k)	600	786
1.04%, (3 Month USD LIBOR + 0.80%), 06/21/21 (e) (k)	2,600	2,608
Mitsubishi UFJ Financial Group Inc
2.11%, (3 Month USD LIBOR + 1.88%), 03/01/21 (e)	605	607
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (h)	400	411
2.65%, 09/19/22 (h)	200	206
3.96%, 09/19/23 (h)	400	432
Syngenta Finance N.V.
3.93%, 04/23/21 (h) (l)	400	403
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (j) (k)	200	207
1.80%, (3 Month USD LIBOR + 1.55%), 06/25/24 (e) (k)	2,000	2,047
4.52%, 06/25/24 (k)	1,300	1,417
UniCredit S.p.A.
7.83%, 12/04/23 (h)	6,750	7,966
		33,965
Consumer Discretionary 0.5%
Daimler Finance North America LLC
3.75%, 11/05/21 (h)	800	822
McDonald's Corporation
0.65%, (3 Month USD LIBOR + 0.43%), 10/28/21 (e)	5,200	5,214
Nissan Motor Acceptance Corporation
3.15%, 03/15/21 (h)	100	100
1.90%, 09/14/21 (h)	200	201
2.80%, 01/13/22 (h)	1,900	1,934
		8,271
Energy 0.3%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (h)	200	203
Petrobras Global Finance B.V.
5.09%, 01/15/30	4,043	4,521
YPF Sociedad Anonima
33.16%, (BADLAR + 6.00%), 03/04/21, ARS (e)	13,370	91
		4,815
Information Technology 0.2%
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,449
VMware, Inc.
3.90%, 08/21/27	200	225
		3,674
Consumer Staples 0.2%
Campbell Soup Company
3.30%, 03/15/21	300	302
Danone
2.08%, 11/02/21 (h)	2,500	2,531
		2,833
Industrials 0.1%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (g)	200	205
Equifax Inc.
3.60%, 08/15/21	900	918
Komatsu Finance America Inc.
2.44%, 09/11/22 (g)	400	412
Park Aerospace Holdings Limited
5.25%, 08/15/22 (h)	41	43
4.50%, 03/15/23 (h)	200	210
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (h)	100	103
		1,891
Utilities 0.1%
Eversource Energy
2.90%, 10/01/24	100	108
Sempra Energy
0.67%, (3 Month USD LIBOR + 0.45%), 03/15/21 (e)	800	801
Southern California Edison Company
3.88%, 06/01/21	200	201
		1,110
Communication Services 0.0%
CC Holdings GS V LLC
3.85%, 04/15/23	200	215
Discovery Communications, LLC
2.95%, 03/20/23	53	56
		271
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (h)	200	215
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	213
Total Corporate Bonds And Notes (cost $54,499)		57,258
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (j) (k) (m)	1	759
Total Preferred Stocks (cost $500)		759
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.07% (n) (o)	613	613
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.08%, 01/14/21 (c) (p)	321	321
0.07%, 03/16/21 (c) (p)	46	46
		367
Treasury Securities 0.0%
Presidencia De La Nacion
29.56%, 01/29/21, ARS (p)	24,992	170
Total Short Term Investments (cost $1,165)		1,150
Total Investments 134.1% (cost $2,079,427)		2,127,251
Total Purchased Options 0.1% (cost $1,623)		1,165
Other Derivative Instruments (0.3)%		(4,555)
Other Assets and Liabilities, Net (33.9)%		(538,097)
Total Net Assets 100.0%		1,585,764

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $1,417,676.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security is subject to a written call option.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

securities was $57,977 and 3.7% of the Fund.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(m) All or a portion of the security was on loan as of December 31, 2020.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(p) The coupon rate represents the yield to maturity.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Babson Euro CLO 2015-1 B.V., Series 2015-A1R-1A, 0.31%, 10/25/29	10/12/17	577	595	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	255	—
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	01/16/19	113	125	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	201	205	—
Commonwealth of Australia, 1.25%, 02/21/22	05/23/18	4,340	4,869	0.3
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	9,139	10,371	0.7
Cooperatieve Rabobank U.A., 6.63% (callable at 100, 06/29/21)	09/05/18	1,406	1,502	0.1
Eurosail PLC, Series 2007-A3A-3X, 0.99%, 06/13/45	06/29/16	1,190	1,330	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	09/09/20	4,730	4,974	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.19%, 06/18/38	04/09/19	81	85	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.17%, 03/18/39	04/09/19	108	113	—
Grifonas Finance No.1 PLC, Series A-1, 0.00%, 08/28/39	02/10/15	529	738	0.1
HM Treasury, 1.25%, 11/22/27	09/23/19	4,894	5,408	0.3
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	205	215	—
Jubilee CLO 2015-XV B.V., Series 2015-AR-15A, 0.33%, 07/12/28	09/15/17	1,172	1,198	0.1
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	412	—
Lloyds Banking Group PLC, 4.83% (callable at 100, 06/27/25)	01/31/18	755	786	0.1
Navient Funding, LLC, 0.00%, 01/25/24	04/19/17	80	91	—
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.07%, 10/20/51	03/22/19	6,911	7,185	0.5
		37,053	40,457	2.6

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	94	March 2021	EUR	16,702	(7)	(3)
United States 10 Year Ultra Bond	668	March 2021		104,866	146	(419)
United States 2 Year Note	269	April 2021		59,382	6	61
United States 5 Year Note	103	April 2021		12,965	5	30
United States Ultra Bond	30	March 2021		6,531	23	(125)
					173	(456)
Short Contracts
Australia 10 Year Bond	(44)	March 2021	AUD	(6,442)	2	(27)
Australia 3 Year Bond	(72)	March 2021	AUD	(8,449)	(1)	(5)
Euro BOBL	(520)	March 2021	EUR	(70,223)	13	(85)
Euro Schatz	(397)	March 2021	EUR	(44,607)	2	41
Italy Government BTP Bond	(150)	March 2021	EUR	(22,698)	(11)	(125)
Japan 10 Year Bond	(12)	March 2021	JPY	(1,823,088)	3	1
Long Gilt	(27)	March 2021	GBP	(3,619)	(8)	(55)
United States 10 Year Note	(2,197)	March 2021		(302,948)	(240)	(410)
United States Long Bond	(474)	March 2021		(82,760)	(163)	670
					(403)	5

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(12)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	1	(225)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	(3)	(100)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	—	(232)
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	1	18
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	1	85
HICP (A)	Receiving	0.09	(A)	05/15/22	EUR	1,100	(1)	8
HICP (A)	Receiving	0.33	(A)	07/15/22	EUR	4,100	(1)	37

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	1	754
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	24,100	(1)	98
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	(6)	224
U.K. Retail Price Index (A)	Paying	3.39	(A)	01/15/30	GBP	2,300	(12)	69
U.K. Retail Price Index (A)	Paying	3.44	(A)	01/15/30	GBP	3,300	(17)	128
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	9,900	(57)	845
U.K. Retail Price Index (A)	Paying	3.48	(A)	08/15/30	GBP	12,200	(66)	61
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	13	(273)
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	11	(345)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	1	(31)
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	7	(245)
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	8	580
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	7	121
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	9	114
U.S. CPURNSA (A)	Paying	0.90	(A)	06/17/21		3,800	5	(46)
U.S. CPURNSA (A)	Paying	1.03	(A)	06/18/21		12,700	17	(140)
U.S. CPURNSA (A)	Paying	1.34	(A)	07/01/21		1,600	2	(19)
U.S. CPURNSA (A)	Paying	1.40	(A)	07/08/21		1,300	1	(15)
U.S. CPURNSA (A)	Paying	1.42	(A)	07/09/21		7,500	8	(88)
U.S. CPURNSA (A)	Paying	1.69	(A)	08/07/21		7,600	3	(80)
U.S. CPURNSA (A)	Paying	1.84	(A)	08/14/21		1,800	1	(15)
U.S. CPURNSA (A)	Paying	1.83	(A)	08/14/21		3,400	1	(29)
U.S. CPURNSA (A)	Paying	1.86	(A)	08/26/21		8,900	4	(59)
U.S. CPURNSA (A)	Paying	1.29	(A)	11/05/21		16,500	(1)	(117)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(22)	338
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(19)	354
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(17)	339
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(15)	(46)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(38)	(527)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(6)	(204)
							(180)	1,325

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	184	(17)	—	(30)
CDX.NA.HY.35 (Q)	5.00	12/20/25	14,850	(1,385)	(21)	(758)
				(1,402)	(21)	(788)
Credit default swap agreements - sell protection
General Electric Company (Q)	1.00	12/20/23	(700)	9	—	49

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Mar. 2021	520	EUR	139.50	02/19/21	—	(1)
Euro Schatz Future, Mar. 2021	200	EUR	114.40	02/19/21	—	—
Euro Schatz Future, Mar. 2021	197	EUR	113.90	02/19/21	—	—
					—	(1)

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
United States 2 Year Note Future, Mar. 2021	Put	109.75	02/19/21	269	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
GBP/USD Spot Rate	CIT	Put	1.32	01/07/21	GBP	23,262,000	3

Interest Rate Swaptions
6M EURIBOR, 11/08/52	BNP	Put	19.70	11/04/22	EUR	13,300,000	864
6M EURIBOR, 11/04/52	MSC	Put	19.00	11/02/22	EUR	4,600,000	298
							1,162

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21		4,500,000	(1)
CDX.NA.IG.34, 06/20/25	BNP	Put	100.00	01/20/21		1,100,000	—
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	3,500,000	—
ITRAXX.EUR.34, 12/20/25	BOA	Put	70.00	03/17/21	EUR	5,400,000	(7)
							(8)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	—
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
							—
Interest Rate Swaptions
6M EURIBOR, 11/08/32	BNP	Put	0.00	11/04/22	EUR	39,900,000	(815)
6M EURIBOR, 11/04/32	MSC	Put	0.00	11/02/22	EUR	13,700,000	(274)
							(1,089)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Call	104.14	03/04/21		1,000,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Put	104.14	03/04/21		500,000	—
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Put	102.14	03/04/21		500,000	—
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Put	102.13	03/04/21		900,000	(1)
Government National Mortgage Association, 2.50%, 04/15/43	JPM	Put	104.13	04/14/21		700,000	(1)
							(4)

JNL/PIMCO Real Return Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	JPM	01/08/21	GBP	1,619	2,213	15
JPY/USD	CIT	01/08/21	JPY	2,301,800	22,289	(47)
RUB/USD	CIT	02/16/21	RUB	10,200	137	(1)
USD/AUD	BOA	01/08/21	AUD	(19,858)	(15,301)	(695)
USD/CAD	JPM	01/08/21	CAD	(7,126)	(5,595)	(99)
USD/EUR	UBS	01/08/21	EUR	(68,144)	(83,213)	(1,527)
USD/GBP	JPM	01/08/21	GBP	(19,844)	(27,123)	(627)
USD/JPY	CIT	01/08/21	JPY	(2,301,800)	(22,289)	(218)
USD/JPY	CIT	02/02/21	JPY	(2,301,800)	(22,296)	47
USD/MXN	BNP	01/21/21	MXN	(13,287)	(667)	(8)
USD/NZD	MSC	01/08/21	NZD	(20,565)	(14,797)	(329)
USD/PEN	BNP	02/10/21	PEN	(18,421)	(5,090)	(31)
USD/PEN	JPM	02/19/21	PEN	(3,436)	(950)	5
USD/PEN	CIT	03/10/21	PEN	(6,549)	(1,810)	(10)
					(174,492)	(3,525)

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INFLATION INDEXED BONDS
Treasury, United States Department of, 0.13%, 04/15/22 (S)	Fixed Rate of 0.18% (S)	BNP	01/06/21	54,139	—	502

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 94.8%
Consumer Discretionary 14.9%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	2,820	2,777
Adient US LLC
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 04/25/24 (a)	2,756	2,752
Term Loan B, 4.46%, (3 Month USD LIBOR + 4.25%), 04/25/24 (a)	938	936
Allied Universal Holdco LLC
2019 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/18/26 (a)	3,376	3,358
Alterra Mountain Company
Term Loan B1, 2.90%, (1 Month USD LIBOR + 2.75%), 06/28/24 (a)	3,051	3,004
American Axle and Manufacturing, Inc.
Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 03/10/24 (a)	2,701	2,655
Aramark Services, Inc.
2019 Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	2,801	2,761
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (a)	3,328	3,335
Bass Pro Group, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 11/15/23 (a)	2,945	2,950
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.15%, (1 Month USD LIBOR + 2.00%), 05/24/27 (a)	3,349	3,305
Boyd Gaming Corporation
Term Loan B3, 2.35%, (3 Month USD LIBOR + 2.25%), 09/15/23 (a)	3,474	3,440
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	3,353	3,285
Callaway Golf Company
Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 12/31/25 (a)	2,792	2,796
CityCenter Holdings, LLC
2017 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 04/14/24 (a)	3,965	3,903
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 05/13/22 (a)	318	315
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 (a)	3,474	3,455
Creative Artists Agency, LLC
2019 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/19/26 (a)	1,881	1,856
Dana Incorporated
Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 02/27/26 (a)	3,101	3,082
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,125
Fitness International, LLC
2018 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 04/13/25 (a)	2,447	2,193
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.15%, (1 Month USD LIBOR + 2.00%), 11/30/23 (a)	4,363	4,328
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	3,370	3,246
Hoya Midco, LLC
2017 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	1,136	1,066
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/25/24 (a)	1,272	1,247
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/21/25 (a)	2,909	2,884
International Textile Group, Inc.
1st Lien Term Loan, 5.24%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	1,266	1,132
1st Lien Term Loan, 5.25%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	8	8
IRB Holding Corp
2020 Term Loan B, 3.75%, (6 Month USD LIBOR + 2.75%), 02/05/25 (a)	3,633	3,598
Janus International Group, LLC
2018 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/07/25 (a)	2,832	2,804
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 09/29/23 (a)	1,964	1,886
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	1,094	1,047
Les Schwab Tire Centers
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/26/27 (a)	2,800	2,797
Lifetime Brands, Inc.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 03/13/25 (a)	2,241	2,189
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	2,953	2,886
Michaels Stores, Inc.
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/17/27 (a)	2,609	2,585
Milano Acquisition Corp
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	2,850	2,845
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,384
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.37%, (3 Month USD LIBOR + 5.38%), 10/30/23 (a)	1,034	985
New Constellis Borrower LLC
2020 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 03/27/24 (a)	468	451
2020 2nd Lien PIK Term Loan, 12.00%, (1 Month USD LIBOR + 11.00%), 03/27/25 (a)	328	232
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 03/13/26 (a)	2,958	2,942
PCI Gaming Authority
Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	1,916	1,893
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (a)	3,372	3,325
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	2,737	2,506
Proampac PG Borrower LLC
2020 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 11/03/25 (a)	1,824	1,818
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.00%), 11/03/25 (a)	1,019	1,016
ProQuest LLC
2019 Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 10/16/26 (a)	2,455	2,449
Rodan & Fields, LLC
2018 Term Loan B, 4.16%, (1 Month USD LIBOR + 4.00%), 06/07/25 (a)	1,759	1,441
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	3,918	3,821
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	4,607	2,266
SIWF Holdings Inc.
1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 05/25/25 (a)	3,391	3,358

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	290	300
Spin Holdco Inc.
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 11/14/22 (a)	3,590	3,566
SRAM, LLC
2018 Term Loan B, 3.75%, (6 Month USD LIBOR + 2.75%), 03/15/24 (a)	1,408	1,400
2018 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 03/15/24 (a)	1,232	1,225
2018 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (a)	74	74
Staples, Inc.
7 Year Term Loan, 5.21%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	1,496	1,446
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.75%, (3 Month USD LIBOR + 3.50%), 06/29/25 (a)	2,008	2,014
Station Casinos LLC
2020 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.25%), 01/30/27 (a)	2,232	2,195
Tenneco, Inc.
2018 Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	3,342	3,253
TI Group Automotive Systems, L.L.C.
2020 USD Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/24 (a)	2,386	2,386
Trader Corporation
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,590
TruGreen Limited Partnership
2020 Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 03/19/26 (a)	1,852	1,859
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6 Month USD LIBOR + 3.25%), 04/25/26 (a)	4,019	4,002
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 05/15/22 (a)	1,814	1,797
Weber-Stephen Products LLC
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 10/20/27 (a)	1,375	1,376
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 08/19/23 (a)	2,944	2,929
WMG Acquisition Corp.
2018 Term Loan F, 2.27%, (1 Month USD LIBOR + 2.13%), 11/01/23 (a)	2,635	2,628
Zaxby's Operating Company L.P.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/09/27 (a) (b)	607	607
		159,365
Information Technology 13.7%
Ahead Data Blue, LLC
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.00%), 10/13/27 (a)	2,439	2,394
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	3,882	3,798
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	950
AppLovin Corporation
2018 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 08/18/25 (a)	2,328	2,319
Arches Buyer Inc.
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/24/27 (a)	4,100	4,102
Avast Software B.V.
2018 USD Term Loan B, 3.25%, (3 Month USD LIBOR + 2.25%), 09/30/23 (a)	395	392
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/30/25 (a)	3,900	3,880
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	2,008	1,951
Brave Parent Holdings, Inc.
1st Lien Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 04/17/25 (a)	2,199	2,186
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.19%, (1 Month USD LIBOR + 2.00%), 11/14/25 (a)	2,703	2,683
Cardtronics USA, Inc.
Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 06/25/27 (a)	1,663	1,660
Castle US Holding Corporation
USD Term Loan B, 4.00%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	1,032	1,011
CommScope, Inc.
2019 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/07/26 (a)	3,868	3,834
Cornerstone OnDemand, Inc.
Term Loan B, 4.39%, (1 Month USD LIBOR + 4.25%), 04/22/27 (a)	2,637	2,646
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	3,015	3,008
Dell International L.L.C.
2019 Term Loan B, 2.75%, (1 Month USD LIBOR + 2.00%), 09/11/25 (a)	4,360	4,361
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.75%), 10/07/27 (a)	2,750	2,747
Dynatrace LLC
2018 1st Lien Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 08/02/25 (a)	1,269	1,256
Eta Australia Holdings III Pty Ltd
Term Loan, 4.15%, (1 Month USD LIBOR + 4.00%), 03/08/26 (a)	1,852	1,806
EVO Payments International LLC
2018 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 12/22/23 (a)	2,663	2,660
Global Tel*Link Corporation
2018 1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	1,080	999
2018 2nd Lien Term Loan, 8.40%, (1 Month USD LIBOR + 8.25%), 11/29/26 (a)	1,000	694
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 07/27/25 (a)	3,112	3,073
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/15/24 (a)	2,104	2,102
2017 Repriced Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 02/15/24 (a)	662	661
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B, 4.14%, (3 Month USD LIBOR + 4.00%), 10/08/27 (a)	1,431	1,432
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	669	670
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	1,974	1,976
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	2,395	2,366
LogMeIn, Inc.
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	2,850	2,838
MA FinanceCo., LLC
USD Term Loan B3, 2.90%, (1 Month USD LIBOR + 2.75%), 04/19/24 (a)	550	542
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 09/29/24 (a)	3,887	3,884
MH Sub I, LLC
2017 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 08/09/24 (a)	2,950	2,907
MKS Instruments, Inc.
2019 Term Loan B6, 1.90%, (1 Month USD LIBOR + 1.75%), 02/01/26 (a)	3,355	3,313
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.65%, (1 Month USD LIBOR + 4.50%), 07/13/25 (a)	3,943	3,556

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
NCR Corporation
2019 Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 04/12/25 (a)	4,151	4,078
NeuStar, Inc.
2018 Term Loan B4, 4.50%, (1 Month USD LIBOR + 3.50%), 08/08/24 (a)	3,328	3,218
ON Semiconductor Corporation
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 09/13/26 (a)	4,450	4,457
OneDigital Borrower LLC
2020 Delayed Draw Term Loan, 0.00%, 10/29/27 (a) (b)	142	142
Presidio, Inc.
2020 Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	455	453
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 11/03/23 (a)	1,682	1,678
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	1,995	1,996
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (a)	5,939	5,927
Rocket Software, Inc.
2018 Term Loan , 4.40%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	2,355	2,332
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/05/27 (a)	1,085	1,083
Seattle Spinco, Inc.
USD Term Loan B3, 2.90%, (1 Month USD LIBOR + 2.75%), 04/19/24 (a)	3,713	3,657
Severin Acquisition, LLC
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 06/15/25 (a)	3,631	3,581
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 07/01/26 (a)	3,763	3,741
Solera, LLC
USD Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/03/23 (a)	1,998	1,981
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	4,200	4,203
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (a)	1,096	1,080
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (a)	1,416	1,396
SurveyMonkey Inc.
2018 Term Loan B, 3.86%, (3 Month USD LIBOR + 3.75%), 10/10/25 (a)	2,030	2,013
Tech Data Corporation
ABL Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 06/30/25 (a)	5,825	5,856
ABL FILO Term Loan, 5.65%, (1 Month USD LIBOR + 5.50%), 06/30/25 (a) (c)	1,416	1,412
TriTech Software Systems
2018 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 08/15/25 (a)	2,756	2,564
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.22%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	3,092	2,982
Virtusa Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 12/09/27 (a) (b)	2,750	2,729
WEX Inc.
Term Loan B3, 2.40%, (1 Month USD LIBOR + 2.25%), 05/17/26 (a)	2,611	2,591
Xperi Corporation
2020 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 06/01/25 (a)	1,614	1,616
		147,423
Industrials 13.5%
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 01/26/24 (a)	1,692	1,436
Allegiant Travel Company
2020 Term Loan, 3.21%, (3 Month USD LIBOR + 3.00%), 02/05/24 (a)	1,384	1,344
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	2,100	2,097
Altra Industrial Motion Corp.
2018 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 09/26/25 (a)	3,309	3,301
American Airlines, Inc.
Repriced TL B due 2023, 2.15%, (1 Month USD LIBOR + 2.00%), 04/28/23 (a)	1,895	1,703
APi Group DE, Inc.
Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 09/25/26 (a)	2,455	2,446
Autokiniton US Holdings, Inc.
2018 Term Loan B, 6.52%, (1 Month USD LIBOR + 6.38%), 05/18/25 (a) (c)	1,667	1,642
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 01/02/25 (a)	1,906	1,890
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	337	328
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	1,231	1,198
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 2.69%, (1 Month USD LIBOR + 2.50%), 08/09/25 (a)	1,656	1,647
2018 1st Lien Term Loan B, 2.69%, (3 Month USD LIBOR + 2.50%), 08/15/25 (a)	2,056	2,044
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/01/25 (a)	3,809	3,796
Camelot U.S. Acquisition 1 Co.
Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	3,126	3,109
CNT Holdings I Corp
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.75%), 10/16/27 (a)	3,100	3,095
CP Atlas Buyer, Inc.
2020 Delayed Draw Term Loan B2, 5.25%, (3 Month USD LIBOR + 4.50%), 12/31/23 (a)	225	225
2020 Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.50%), 11/20/27 (a)	675	676
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	3,586	3,542
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	425	403
2020 Term Loan B1, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	790	750
Electrical Components International, Inc.
2018 1st Lien Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 06/22/25 (a)	2,911	2,802
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 06/28/24 (a)	1,313	1,280
Encapsys, LLC
2020 Term Loan B2, 4.25%, (1 Month USD LIBOR + 3.25%), 11/07/24 (a)	3,223	3,198
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 07/25/24 (a)	1,007	1,003
EWT Holdings III Corp.
2020 Term Loan, 2.65%, (1 Month USD LIBOR + 2.75%), 12/20/24 (a)	3,344	3,333
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	3,750	3,706

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Gardner Denver, Inc.
2020 USD Term Loan B2, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	2,760	2,721
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/01/24 (a)	5,214	5,195
Genesee & Wyoming Inc.
Term Loan, 2.25%, (3 Month USD LIBOR + 2.00%), 10/29/26 (a)	3,346	3,336
GFL Environmental Inc.
2018 USD Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 05/11/25 (a)	2,774	2,774
Graham Packaging Company Inc.
Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 07/28/27 (a)	1,818	1,823
Hamilton Holdco, LLC
2018 Term Loan B, 2.26%, (3 Month USD LIBOR + 2.00%), 06/01/25 (a)	4,320	4,250
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 10/14/27 (a)	3,100	3,095
IBC Capital Limited
2018 1st Lien Term Loan, 3.99%, (3 Month USD LIBOR + 3.75%), 09/11/23 (a)	3,580	3,526
MHI Holdings,LLC
Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 09/18/26 (a)	300	299
MX Holdings US, Inc.
2018 USD Term Loan B1C, 3.50%, (1 Month USD LIBOR + 2.75%), 06/18/25 (a)	2,632	2,646
Navistar International Corporation
2017 1st Lien Term Loan B, 3.66%, (1 Month USD LIBOR + 3.50%), 11/01/24 (a)	4,036	4,027
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	1,803	1,803
Pelican Products, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/18/25 (a)	2,737	2,678
PODS, LLC
2018 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 11/21/24 (a)	3,977	3,973
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (1 Month USD LIBOR + 3.25%), 12/31/22 (a)	3,307	3,316
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 02/05/23 (a)	2,152	2,142
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.00%, (1 Month USD LIBOR + 8.00%), 02/14/26 (a)	373	291
Sabre Industries, Inc.
2019 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 04/09/26 (a)	2,748	2,734
Service Logic Acquisition, Inc
Delayed Draw Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	11	11
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	699	698
Spectrum Holdings III Corp.
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/26/25 (a)	2,212	2,079
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	4,060	4,027
The Hillman Group, Inc.
2018 Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/16/25 (a)	3,512	3,493
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	2,297	2,235
TransDigm, Inc.
2020 Term Loan G, 2.40%, (3 Month USD LIBOR + 2.25%), 08/22/24 (a)	492	482
2020 Term Loan E, 2.40%, (1 Month USD LIBOR + 2.25%), 05/30/25 (a)	3,925	3,841
Univar Solutions Inc.
2017 USD Term Loan B3, 2.40%, (1 Month USD LIBOR + 2.25%), 07/01/24 (a)	4,149	4,127
USI, Inc.
2017 Repriced Term Loan, 3.25%, (3 Month USD LIBOR + 3.00%), 05/16/24 (a)	3,596	3,542
USIC Holdings, Inc.
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 12/09/23 (a)	1,259	1,257
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 02/28/24 (a)	1,912	1,908
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/21/22 (a)	3,367	3,342
Verra Mobility Corporation
2020 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 02/28/25 (a)	4,333	4,286
Vertiv Group Corporation
Term Loan B, 3.14%, (1 Month USD LIBOR + 3.00%), 02/11/27 (a)	4,353	4,323
XPO Logistics, Inc.
2019 Term Loan B1, 2.66%, (1 Month USD LIBOR + 2.50%), 02/24/25 (a)	2,995	2,992
		145,266
Health Care 13.5%
Accelerated Health Systems, LLC
Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 11/02/25 (a) (c)	3,067	3,006
ADMI Corp.
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 04/06/24 (a)	2,319	2,275
Agiliti Health, Inc
Term Loan, 2.94%, (3 Month USD LIBOR + 3.00%), 10/10/25 (a)	2,001	1,976
2020 Incremental Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 01/23/26 (a)	700	697
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	3,573	3,432
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 09/20/26 (a)	2,956	2,962
Alliance Healthcare Services, Inc.
2017 Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 10/20/23 (a)	2,229	2,001
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 08/15/24 (a)	2,345	2,321
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.69%, (1 Month USD LIBOR + 3.50%), 03/26/25 (a)	2,958	2,877
ASP Navigate Acquisition Corp
Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a) (c)	1,400	1,397
Aspen Dental Management, Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 12/15/27 (a) (b)	2,265	2,264
Athenahealth, Inc.
2019 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 01/25/26 (a)	3,553	3,543
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 05/10/23 (a)	3,409	3,339
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.90%, (1 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,171	3,052
Bausch Health Companies Inc.
2018 Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 05/19/25 (a)	4,988	4,966
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	4,713	4,687
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/03/24 (a)	151	150

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 06/07/23 (a)	4,121	4,091
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	3,708	3,715
DaVita, Inc.
2020 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 07/30/26 (a)	2,780	2,753
Elanco Animal Health Incorporated
Term Loan B, 1.89%, (3 Month USD LIBOR + 1.75%), 02/04/27 (a)	3,517	3,482
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/12/24 (a)	3,513	3,452
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	3,170	2,635
ExamWorks Group, Inc.
2017 Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 07/27/23 (a)	3,558	3,550
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1 Month USD LIBOR + 3.25%), 07/02/25 (a)	4,079	4,051
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	4,059	4,025
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.10%, (3 Month USD LIBOR + 2.00%), 11/15/27 (a)	4,101	4,062
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1 Month USD LIBOR + 2.50%), 08/18/22 (a)	1,657	1,655
Kindred Healthcare LLC
2018 1st Lien Term Loan, 5.19%, (1 Month USD LIBOR + 5.00%), 06/21/25 (a)	2,737	2,730
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	3,112	3,095
National Mentor Holdings, Inc.
2019 Term Loan C, 4.51%, (1 Month USD LIBOR + 4.25%), 02/05/26 (a)	163	162
2019 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 01/30/26 - 03/09/26 (a)	3,556	3,548
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.39%, (1 Month USD LIBOR + 3.25%), 05/31/25 (a)	3,869	3,810
Parexel International Corporation
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	824	809
Phoenix Guarantor Inc.
2020 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 03/05/26 (a)	4,154	4,124
Pluto Acquisition I, Inc.
2020 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 5.00%), 06/22/26 (a) (b)	540	540
Prestige Brands, Inc.
Term Loan B4, 2.15%, (1 Month USD LIBOR + 2.00%), 01/20/24 (a)	2,942	2,943
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,954	1,919
2018 1st Lien Term Loan B, 5.29%, (1 Year USD LIBOR + 4.25%), 06/28/25 (a)	1,675	1,645
RadNet, Inc.
Reprice Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 06/30/23 (a)	2,839	2,830
Reprice Term Loan, 6.00%, (PRIME + 2.75%), 06/30/23 (a)	45	45
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	3,796	3,781
Select Medical Corporation
2017 Term Loan B, 2.53%, (3 Month USD LIBOR + 2.25%), 02/13/24 (a)	4,282	4,239
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	4,046	4,009
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 06/18/24 (a)	3,147	3,089
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	3,561	3,162
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6 Month USD LIBOR + 3.00%), 06/16/24 (a)	3,255	3,176
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 06/11/26 (a)	3,539	3,517
Upstream Newco, Inc.
2019 Term Loan, 4.65%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	1,886	1,879
US Radiology Specialists, Inc.
2020 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 12/10/27 (a)	1,161	1,151
Vizient, Inc.
2020 Term Loan B6, 2.15%, (1 Month USD LIBOR + 2.00%), 05/06/26 (a)	1,258	1,246
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 5.65%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a) (c)	1,836	1,781
2018 1st Lien Term Loan, 5.71%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a) (c)	1,114	1,080
Zelis Healthcare Corporation
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 09/26/26 (a)	1,881	1,884
		144,610
Communication Services 11.1%
Adevinta ASA
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 01/01/27 (a) (b)	2,600	2,596
Alchemy Copyrights, LLC
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 08/05/27 (a)	711	712
Altice Financing S.A.
2017 USD Term Loan B, 2.91%, (1 Month USD LIBOR + 2.75%), 07/31/25 (a)	2,528	2,470
USD 2017 1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 01/06/26 (a)	1,180	1,152
Altice France S.A.
USD Term Loan B12, 3.85%, (1 Month USD LIBOR + 3.69%), 01/31/26 (a)	3,464	3,424
2018 Term Loan B13, 4.24%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	3,155	3,137
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,750	2,742
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	4,205	4,157
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (a)	2,932	2,931
Cogeco Communications (USA) II L.P.
Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 08/11/24 (a)	3,899	3,845
Connect Finco Sarl
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 09/23/26 (a)	1,692	1,695
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/15/27 (a)	1,425	1,430
CSC Holdings, LLC
2017 Term Loan B1, 2.41%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	2,703	2,659
2018 Incremental Term Loan, 2.41%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	918	903
2019 Term Loan B5, 2.66%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	447	442
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	3,038	2,676
Entercom Media Corp.
2019 Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 11/18/24 (a)	2,315	2,257

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Frontier Communications Corp.
2020 DIP Exit Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/01/27 (a)	2,027	2,033
GoodRx, Inc.
1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 09/28/25 (a)	2,247	2,229
1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	644	639
Gray Television, Inc.
2018 Term Loan C, 2.64%, (3 Month USD LIBOR + 2.50%), 10/30/25 (a)	4,205	4,171
Hargray Communications Group, Inc.
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/23/24 (a)	3,373	3,372
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	492	483
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 05/01/26 (a)	1,945	1,943
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	492	500
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	3,268	3,309
Iridium Satellite LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 10/08/27 (a)	4,508	4,526
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	2,753	2,704
Maxar Technologies Ltd.
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 07/07/24 (a)	3,424	3,367
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/27/24 (a)	3,412	3,400
NASCAR Holdings Inc.
Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 07/19/26 (a)	212	210
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.89%, (3 Month USD LIBOR + 2.75%), 06/13/26 (a)	2,117	2,100
PUG LLC
USD Term Loan , 3.65%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,584	3,411
SBA Senior Finance II LLC
2018 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 03/26/25 (a)	2,775	2,741
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (6 Month USD LIBOR + 4.50%), 06/20/24 (a)	2,967	2,772
Sinclair Television Group Inc.
Term Loan B2, 2.40%, (1 Month USD LIBOR + 2.25%), 01/06/24 (a)	3,336	3,291
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.16%, (1 Month USD LIBOR + 2.00%), 04/21/29 (a)	3,915	3,859
Telesat Canada
Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	2,825	2,794
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 10/04/26 (a)	4,312	4,310
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (a)	3,892	3,891
UPC Broadband Holding B.V.
2020 USD Term Loan B2, 3.68%, (3 Month USD LIBOR + 3.50%), 01/19/29 (a)	873	873
2020 USD Term Loan B1, 3.67%, (3 Month USD LIBOR + 3.50%), 01/31/29 (a)	873	873
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.00%, (1 Month USD LIBOR + 4.00%), 12/15/23 (a)	2,629	2,567
Virgin Media Bristol LLC
USD Term Loan N, 2.66%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	6,090	6,028
Zayo Group Holdings, Inc.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	2,922	2,900
Ziggo Financing Partnership
USD Term Loan I, 2.66%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	4,316	4,285
		118,809
Financials 10.2%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	3,867	3,786
Advisor Group, Inc.
2019 Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 07/31/26 (a)	3,560	3,522
AlixPartners, LLP
2017 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 03/28/24 (a)	4,574	4,518
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 05/07/25 (a)	3,871	3,806
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 01/19/24 (a)	3,342	3,335
Aretec Group, Inc.
2018 Term Loan , 4.40%, (1 Month USD LIBOR + 4.25%), 08/15/25 (a)	3,774	3,684
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	3,827	3,766
Asurion LLC
2017 Term Loan B4, 3.40%, (1 Month USD LIBOR + 3.25%), 08/04/22 (a)	5,121	5,110
2017 2nd Lien Term Loan, 6.65%, (1 Month USD LIBOR + 6.50%), 08/04/25 (a)	705	709
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (a)	2,191	2,173
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (a)	1,909	1,841
Belron Finance US LLC
2018 Term Loan B, 2.46%, (3 Month USD LIBOR + 2.25%), 11/19/25 (a)	2,940	2,933
Blackstone CQP Holdco LP
Term Loan B, 3.74%, (3 Month USD LIBOR + 3.50%), 05/29/24 (a)	2,423	2,414
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (a)	1,430	1,431
Eagle Broadband Investments LLC
Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 10/19/27 (a)	2,100	2,096
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 06/26/25 (a)	4,143	4,074
First American Payment Systems, L.P.
2020 Term Loan B, 5.23%, (3 Month USD LIBOR + 5.00%), 02/24/27 (a)	909	893
First Eagle Holdings, Inc.
2020 Term Loan B, 2.75%, (3 Month USD LIBOR + 2.50%), 02/02/27 (a)	3,246	3,210
Garrett LX III S.a r.l.
2018 USD Term Loan B, 5.75%, (PRIME + 2.50%), 09/22/25 (a)	3,952	3,868
Hub International Limited
2018 Term Loan B, 2.94%, (3 Month USD LIBOR + 2.75%), 04/25/25 (a)	9	9
2018 Term Loan B, 2.96%, (3 Month USD LIBOR + 2.75%), 04/25/25 (a)	3,482	3,416
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 07/29/26 (a)	3,399	3,376
INEOS US Finance LLC
2017 USD Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 03/31/24 (a)	4,374	4,320

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 11/01/24 (a)	2,895	2,885
iStar, Inc.
2016 Term Loan B, 2.89%, (1 Month USD LIBOR + 2.75%), 06/28/23 (a)	1,344	1,341
2016 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 06/28/23 (a)	742	740
Jane Street Group, LLC
2020 Term Loan, 3.23%, (3 Month USD LIBOR + 3.00%), 01/31/25 (a)	5,348	5,333
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	3,370	3,315
NAB Holdings LLC
2017 Repriced Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 01/15/25 (a)	1,801	1,786
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1 Month USD LIBOR + 3.75%), 06/06/25 (a)	2,989	3,004
Nuvei Technologies Corp.
USD Term Loan , 4.75%, (1 Month USD LIBOR + 4.00%), 09/29/25 (a) (c)	349	349
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/23/27 (a)	2,865	2,854
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	4,268	4,195
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 02/06/24 (a)	4,585	4,371
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/08/23 (a)	2,857	2,798
Trans Union, LLC
2019 Term Loan B5, 1.90%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	2,584	2,572
VFH Parent LLC
2019 Term Loan B, 3.15%, (3 Month USD LIBOR + 3.00%), 01/22/26 (a)	3,659	3,649
Victory Capital Holdings, Inc.
2020 Term Loan B1, 2.73%, (3 Month USD LIBOR + 2.50%), 07/01/26 (a)	2,144	2,134
		109,616
Materials 9.9%
American Builders & Contractors Supply Co., Inc.
2019 Term Loan, 2.15%, (1 Month USD LIBOR + 2.00%), 01/15/27 (a)	3,752	3,714
Asplundh Tree Expert, LLC
Term Loan B, 2.65%, (3 Month USD LIBOR + 2.50%), 08/19/27 (a)	1,895	1,899
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1 Month USD LIBOR + 2.25%), 09/22/24 (a)	2,747	2,746
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 4.73%, (3 Month USD LIBOR + 4.50%), 07/25/25 (a)	1,674	1,640
Berry Global, Inc.
Term Loan Y, 2.15%, (1 Month USD LIBOR + 2.00%), 07/01/26 (a)	3,808	3,786
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/20/27 (a)	2,867	2,879
Composite Resins Holding B.V.
2018 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/27/25 (a) (c)	3,213	3,221
Consolidated Container Company LLC
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 05/10/24 (a)	3,091	3,080
Diamond (BC) B.V.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 07/24/24 (a)	9	9
Element Solutions Inc.
2019 Term Loan B1, 2.15%, (1 Month USD LIBOR + 2.00%), 01/31/26 (a)	3,856	3,813
Ferro Corporation
2018 USD Term Loan B1, 2.50%, (3 Month USD LIBOR + 2.25%), 02/14/24 (a)	2,891	2,861
2018 USD Term Loan B2, 2.50%, (3 Month USD LIBOR + 2.25%), 02/14/24 (a)	1,487	1,472
2018 USD Term Loan B3, 2.50%, (3 Month USD LIBOR + 2.25%), 02/14/24 (a)	1,456	1,440
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 12/15/23 (a)	3,820	3,795
1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 12/29/23 (a)	267	265
Gemini HDPE LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a) (b)	2,750	2,729
GYP Holdings III Corp.
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 05/15/25 (a)	3,700	3,680
Hexion Inc.
USD Exit Term Loan, 3.73%, (6 Month USD LIBOR + 3.50%), 06/27/26 (a)	3,970	3,931
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (6 Month USD LIBOR + 4.25%), 06/29/22 (a)	3,541	3,529
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 08/15/25 (a)	3,724	3,610
Messer Industries GmbH
2018 USD Term Loan, 2.75%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	3,841	3,808
Momentive Performance Materials Inc.
Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 04/18/24 (a)	977	963
Onex TSG Intermediate Corp.
1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 07/31/22 (a)	2,669	2,624
Perstorp Holding AB
USD Term Loan B, 5.02%, (6 Month USD LIBOR + 4.75%), 04/03/26 (a)	2,965	2,678
Plaze, Inc.
2019 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 07/17/26 (a)	3,811	3,742
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (1 Year USD LIBOR + 3.50%), 03/20/25 (a)	2,794	2,601
2018 2nd Lien Term Loan, 8.75%, (1 Year USD LIBOR + 7.75%), 03/20/26 (a)	250	234
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.90%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	1,353	1,327
2018 1st Lien Term Loan, 5.00%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	14	14
Polymer Additives, Inc.
2018 1st Lien Term Loan, 6.21%, (3 Month USD LIBOR + 6.00%), 07/25/25 (a)	1,758	1,457
PQ Corporation
2018 Term Loan B, 2.46%, (3 Month USD LIBOR + 2.25%), 02/08/25 (a)	1,792	1,776
Pretium PKG Holdings, Inc.
2020 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/30/27 (a)	1,900	1,898
Pro Mach Group, Inc.
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/07/25 (a)	986	968
Third Amendment Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/07/25 (a)	355	350
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 11/03/23 (a)	4,230	4,212
Reynolds Group Holdings Inc.
2020 Term Loan B2, 3.40%, (1 Month USD LIBOR + 3.25%), 02/03/26 (a)	1,647	1,632
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.23%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	3,160	3,153
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 09/10/25 (a)	5,514	5,449

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Tosca Services, LLC
2020 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 07/27/27 (a)	956	959
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 11/29/23 (a)	3,415	3,388
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	2,758	2,717
Tronox Finance LLC
Term Loan B, 3.15%, (1 Month USD LIBOR + 3.00%), 09/11/24 (a)	1,420	1,411
Term Loan B, 3.25%, (3 Month USD LIBOR + 3.00%), 09/11/24 (a)	1,234	1,226
Wilsonart LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 12/19/23 (a)	2,694	2,696
Zep Inc.
2017 1st Lien Term Loan, 5.00%, (6 Month USD LIBOR + 4.00%), 08/11/24 (a)	776	755
		106,137
Consumer Staples 5.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 09/19/25 (a)	2,492	2,483
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	2,740	2,719
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 07/27/23 (a)	18	18
BellRing Brands, LLC
2019 Term Loan B, 6.00%, (1 Month USD LIBOR + 5.00%), 10/10/24 (a)	1,727	1,732
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.15%, (1 Month USD LIBOR + 2.00%), 01/26/24 (a)	2,397	2,393
CHG PPC Parent LLC
2018 Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	3,934	3,868
Diamond (BC) B.V.
USD Term Loan , 3.21%, (3 Month USD LIBOR + 3.00%), 07/24/24 (a)	3,547	3,491
Dole Food Company Inc.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 03/22/24 (a)	2,659	2,653
2017 Term Loan B, 5.00%, (PRIME + 1.75%), 03/22/24 (a)	18	18
Energizer Holdings, Inc.
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 12/16/27 (a) (b)	596	595
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 12/16/27 (a) (b)	704	703
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	1,916	1,895
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.83%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	3,443	3,378
Hostess Brands, Inc.
2019 Term Loan, 3.00%, (3 Month USD LIBOR + 2.25%), 08/03/25 (a)	2,825	2,806
2019 Term Loan, 3.00%, (1 Month USD LIBOR + 2.25%), 08/03/25 (a)	1,055	1,049
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 04/27/26 (a)	3,799	3,766
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3 Month USD LIBOR + 5.50%), 08/02/24 (a) (c)	2,864	2,842
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	2,634	2,615
Shearer's Foods, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 09/15/27 (a)	474	474
Sigma Bidco B.V.
2018 USD Term Loan B2, 3.26%, (6 Month USD LIBOR + 3.00%), 03/07/25 (a)	3,910	3,872
United Natural Foods, Inc.
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 10/10/25 (a)	2,324	2,308
US Foods, Inc.
2016 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 06/27/23 (a)	4,338	4,269
UTZ Quality Foods, LLC
1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 11/14/24 (a)	3,142	3,130
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.50%), 08/08/25 (a)	5,121	5,110
		58,187
Utilities 1.5%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 01/15/25 (a)	3,137	3,094
Calpine Corporation
Term Loan B5, 2.40%, (1 Month USD LIBOR + 2.25%), 05/23/22 (a)	1,569	1,557
Term Loan B9, 2.40%, (1 Month USD LIBOR + 2.25%), 03/22/26 (a)	1,635	1,616
2020 Term Loan B5, 2.65%, (3 Month USD LIBOR + 2.50%), 12/02/27 (a)	137	136
Helix Gen Funding, LLC
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/02/24 (a)	2,627	2,529
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/18/25 (a)	4,341	4,386
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	2,266	2,256
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	548	546
		16,120
Energy 0.6%
EG America LLC
2018 USD Term Loan, 4.25%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	2,768	2,732
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	1,815	1,769
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 09/22/24 (a)	2,019	1,976
		6,477
Real Estate 0.5%
ESH Hospitality, Inc.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 09/18/26 (a)	3,044	3,017
VICI Properties 1 LLC
Replacement Term Loan B, 1.89%, (1 Month USD LIBOR + 1.75%), 12/13/24 (a)	2,799	2,749
		5,766
Total Senior Floating Rate Instruments (cost $1,027,482)		1,017,776
CORPORATE BONDS AND NOTES 1.5%
Communication Services 0.4%
CSC Holdings, LLC
4.63%, 12/01/30 (d)	1,600	1,673
Lamar Media Corp.
4.88%, 01/15/29	838	892
TEGNA Inc.
5.00%, 09/15/29	1,250	1,321
		3,886
Consumer Staples 0.3%
Ashtead Capital, Inc.
5.25%, 08/01/26 (d)	1,625	1,720
Pilgrim's Pride Corporation
5.88%, 09/30/27 (d)	1,250	1,355
		3,075
Health Care 0.3%
Bausch Health Companies Inc.
6.25%, 02/15/29 (d)	1,688	1,832

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	1,004	1,056
		2,888
Financials 0.2%
Navient Corporation
6.75%, 06/15/26	1,250	1,361
Springleaf Finance Corporation
8.88%, 06/01/25	1,117	1,263
		2,624
Consumer Discretionary 0.1%
Dana Corporation
5.63%, 06/15/28	1,250	1,347
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (d)	983	1,052
Materials 0.1%
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	1,008	1,023
Total Corporate Bonds And Notes (cost $15,048)		15,895
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
ALM Ltd/KY
Series 2019-A1B-6A, 1.84%, (3 Month USD LIBOR + 1.60%), 04/15/30 (a)	3,000	3,000
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 1.87%, (3 Month USD LIBOR + 1.65%), 04/18/31 (a)	2,000	2,001
Benefit Street Partners CLO, Ltd.
Series 2019-A2-17A, 1.84%, (3 Month USD LIBOR + 1.60%), 07/15/32 (a)	834	834
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 1.69%, (3 Month USD LIBOR + 1.45%), 07/15/30 (a)	875	875
Dryden 77 CLO, Ltd.
Series 2020-A-77A, 2.22%, (3 Month USD LIBOR + 2.00%), 05/20/31 (a)	1,600	1,605
LCM Limited Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 1.87%, (3 Month USD LIBOR + 1.65%), 04/21/31 (a)	958	959
MORGN
Series 2019-A2-1A, 1.99%, (3 Month USD LIBOR + 1.75%), 01/18/33 (a)	2,138	2,145
Octagon Investment Partners 41, Ltd.
Series 2019-A2-2A, 1.89%, (3 Month USD LIBOR + 1.65%), 04/15/31 (a)	2,166	2,167
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,561)		13,586
COMMON STOCKS 0.1%
Financials 0.1%
AFGlobal Corporation (c) (e)	39	686
Freedom Group Inc. (c) (f)	57	—
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (f)	112	186
iHeartMedia, Inc. - Class A (f)	6	73
		259
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (c) (f)	21	27
Energy 0.0%
Vantage Drilling International (f)	—	1
Health Care 0.0%
Envigo RMS Holding Corp. (c) (f)	8	—
Total Common Stocks (cost $6,586)		973
WARRANTS 0.0%
AFGlobal Corporation (c) (f)	5	2
Alliance Healthcare Services (c) (f)	—	—
iHeartMedia, Inc. - Class A (f) (g)	42	493
Total Warrants (cost $992)		495
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (f) (h)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund, 0.02% (i) (j)	17,449	17,449
Total Short Term Investments (cost $17,449)		17,449
Total Investments 99.3% (cost $1,081,118)		1,066,174
Other Assets and Liabilities, Net 0.7%		7,682
Total Net Assets 100.0%		1,073,856

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $9,711 and 0.9% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Non-income producing security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	686	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PPM America Floating Rate Income Fund - Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC - 2020 Delayed Draw Term Loan	192	5
Service Logic Acquisition, Inc - Delayed Draw Term Loan	191	1
Pro Mach Group, Inc. - 2020 Delayed Draw Term Loan	118	10
	501	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 92.0%
Communication Services 16.7%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	4,595	4,856
Altice Financing S.A.
5.00%, 01/15/28 (a)	2,343	2,398
Altice France Holding S.A.
5.13%, 01/15/29 (a)	424	438
Altice France S.A.
7.38%, 05/01/26 (a)	13,880	14,599
6.00%, 02/15/28 (a)	2,206	2,244
Arches Buyer Inc
4.25%, 06/01/28 (a)	2,343	2,373
6.13%, 12/01/28 (a)	633	654
CB Escrow Corp.
8.00%, 10/15/25 (a)	5,676	6,062
CBS Radio Inc.
7.25%, 11/01/24 (a) (b)	2,800	2,805
CCO Holdings, LLC
5.50%, 05/01/26 (a)	1,935	2,008
5.13%, 05/01/27 (a)	1,562	1,656
5.88%, 05/01/27 (a)	12,802	13,330
5.00%, 02/01/28 (a)	3,293	3,477
5.38%, 06/01/29 (a)	14,979	16,432
4.50%, 05/01/32 (a)	3,628	3,873
CenturyLink, Inc.
5.13%, 12/15/26 (a)	4,255	4,491
7.60%, 09/15/39	903	1,104
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,358
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	2,641	2,677
Commscope, Inc.
7.13%, 07/01/28 (a)	4,535	4,827
Connect Finco SARL
6.75%, 10/01/26 (a)	4,611	4,960
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	9,255	9,927
CSC Holdings, LLC
5.50%, 04/15/27 (a)	8,876	9,412
7.50%, 04/01/28 (a)	6,371	7,201
6.50%, 02/01/29 (a)	2,922	3,296
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	6,395	6,524
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	1,909
6.63%, 08/15/27 (a) (b)	3,848	2,328
DISH DBS Corporation
5.88%, 11/15/24	10,312	10,807
Embarq Corporation
8.00%, 06/01/36	2,890	3,563
Frontier Communications Corporation
5.88%, 10/15/27 (a)	433	466
5.00%, 05/01/28 (a)	3,082	3,210
6.75%, 05/01/29 (a)	4,627	4,950
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	3,075
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,376
8.38%, 05/01/27	10,754	11,470
5.25%, 08/15/27 (a)	991	1,044
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	4,160	4,243
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,184	7,738
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	7,541	7,852
3.63%, 01/15/29 (a)	4,731	4,729
Liberty Media Corporation
8.25%, 02/01/30	6,041	6,757
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	2,881	2,919
6.50%, 05/15/27 (a)	1,159	1,297
3.75%, 01/15/28 (a)	1,348	1,362
MDC Partners Inc.
6.50%, 05/01/24 (a)	9,579	9,708
NBCUniversal Enterprise, Inc.
5.25%, (100, 03/19/21) (a) (c)	3,591	3,603
Netflix, Inc.
4.38%, 11/15/26	2,476	2,742
4.88%, 04/15/28	2,678	3,021
5.88%, 11/15/28	7,181	8,603
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	2,821	3,033
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	9,780	10,276
Sirius XM Radio Inc.
5.00%, 08/01/27 (a)	1,669	1,771
Sprint Corporation
7.13%, 06/15/24	16,935	19,784
6.88%, 11/15/28	1,622	2,139
SSL Robotics LLC
9.75%, 12/31/23 (a)	2,000	2,260
TEGNA Inc.
5.00%, 09/15/29	4,635	4,897
Telecom Italia SpA
6.00%, 09/30/34	6,636	8,078
Telesat Canada
6.50%, 10/15/27 (a)	5,671	5,930
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	8,641	9,569
Townsquare Media, Inc.
6.88%, 02/01/26 (a)	1,788	1,869
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	3,578	3,725
Windstream Escrow, LLC
7.75%, 08/15/28 (a)	2,357	2,365
		317,450
Energy 14.4%
Antero Midstream Partners LP
5.38%, 09/15/24	2,648	2,588
7.88%, 05/15/26 (a)	3,017	3,135
5.75%, 03/01/27 - 01/15/28 (a)	3,869	3,737
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	8,781	9,141
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	2,594	2,467
8.25%, 12/31/28 (a)	1,900	1,892
Baytex Energy Corp.
8.75%, 04/01/27 (a)	2,380	1,513
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	1,170	1,245
Buckeye Partners, L.P.
5.85%, 11/15/43	1,728	1,699
5.60%, 10/15/44	1,477	1,421
Callon Petroleum Company
6.38%, 07/01/26	6,244	3,231
Cenovus Energy Inc.
5.40%, 06/15/47	2,567	3,002
Cheniere Energy, Inc.
5.63%, 10/01/26	10,384	10,830
4.63%, 10/15/28 (a)	4,680	4,930
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,594
Comstock Resources, Inc.
9.75%, 08/15/26	5,895	6,284
Continental Resources, Inc.
4.50%, 04/15/23	820	843
3.80%, 06/01/24	3,342	3,444
5.75%, 01/15/31 (a)	3,339	3,707
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	162	174
5.50%, 01/30/26 (a)	3,013	3,090
5.75%, 01/30/28 (a)	2,883	3,101
Energy Transfer LP
6.63%, (100, 02/15/28) (c)	1,565	1,325

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
6.75%, (100, 05/15/25) (c)	5,249	4,856
7.13%, (100, 05/15/30) (c)	2,728	2,608
5.25%, 04/15/29	3,749	4,374
EQM Midstream Partners, LP
4.13%, 12/01/26	5,573	5,651
6.50%, 07/01/27 (a)	2,452	2,759
6.50%, 07/15/48	2,782	2,884
EQT Corporation
3.90%, 10/01/27	2,588	2,566
5.00%, 01/15/29	1,102	1,162
8.75%, 02/01/30 (d) (e)	1,800	2,209
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	2,447	2,555
Husky Energy Inc.
13.00%, 02/15/25 (a) (f)	5,450	5,930
MEG Energy Corp.
6.50%, 01/15/25 (a)	5,532	5,698
7.13%, 02/01/27 (a)	5,200	5,374
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,717
5.88%, 12/01/27	3,879	3,817
Newfield Exploration Co.
5.63%, 07/01/24	5,038	5,391
Noble Corporation
0.00%, 02/01/26 (a) (g) (h)	3,920	1,565
NuStar Logistics, L.P.
6.00%, 06/01/26	6,204	6,702
5.63%, 04/28/27	3,171	3,384
6.38%, 10/01/30	4,686	5,300
Occidental Petroleum Corporation
2.70%, 02/15/23	1,430	1,429
6.95%, 07/01/24	6,706	7,293
2.90%, 08/15/24	1,625	1,564
3.50%, 06/15/25	2,210	2,134
3.20%, 08/15/26	4,738	4,430
8.88%, 07/15/30	2,690	3,170
6.13%, 01/01/31	2,840	3,040
7.50%, 05/01/31	3,368	3,800
6.45%, 09/15/36	7,928	8,264
7.95%, 06/15/39	1,858	2,029
4.30%, 08/15/39	5,744	4,842
Ovintiv Exploration Inc.
5.38%, 01/01/26	2,774	2,977
Parsley Energy, LLC
5.25%, 08/15/25 (a)	3,000	3,121
5.63%, 10/15/27 (a)	4,277	4,683
PBF Holding Company LLC
9.25%, 05/15/25 (a)	2,806	2,753
6.00%, 02/15/28	3,145	1,799
SM Energy Company
6.63%, 01/15/27	8,318	6,591
Southwestern Energy Company
7.50%, 04/01/26	3,652	3,834
7.75%, 10/01/27 (b)	3,076	3,303
8.38%, 09/15/28	2,338	2,540
Targa Resource Corporation
5.13%, 02/01/25	3,401	3,487
5.00%, 01/15/28	2,663	2,809
5.50%, 03/01/30	8,019	8,699
Transocean Inc
11.50%, 01/30/27 (a)	3,413	2,472
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	4,777	4,344
Transocean Proteus Limited
6.25%, 12/01/24 (a)	4,825	4,529
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,675	1,750
Western Midstream Operating, LP
6.25%, 02/01/50 (d) (e)	5,663	6,220
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (g) (h) (i)	5,000	—
WPX Energy, Inc.
5.25%, 09/15/24	4,177	4,547
5.88%, 06/15/28	1,963	2,139
4.50%, 01/15/30	3,087	3,274
		273,761
Consumer Discretionary 14.3%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a) (b)	4,751	4,875
Beazer Homes USA, Inc.
5.88%, 10/15/27	5,423	5,699
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	2,426	2,696
6.38%, 04/01/26	4,937	5,123
Carnival Corporation
11.50%, 04/01/23 (a)	6,670	7,711
7.63%, 03/01/26 (a)	3,101	3,377
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	1,696	1,790
Dana Corporation
5.38%, 11/15/27	1,341	1,423
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	11,256	12,458
Ford Motor Company
8.50%, 04/21/23	2,174	2,445
9.00%, 04/22/25	2,174	2,666
4.35%, 12/08/26	2,500	2,665
6.63%, 10/01/28	2,809	3,294
9.63%, 04/22/30	2,174	3,075
7.45%, 07/16/31	2,753	3,526
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	4,581	4,764
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (a)	1,086	1,186
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (f)	1,577	1,733
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (a)	6,000	6,285
International Game Technology PLC
5.25%, 01/15/29 (a)	2,010	2,163
IRB Holding Corp.
7.00%, 06/15/25 (a)	3,046	3,323
6.75%, 02/15/26 (a)	5,605	5,801
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (b)	2,867	2,868
KB Home
7.63%, 05/15/23	5,237	5,787
4.80%, 11/15/29	3,767	4,142
L Brands, Inc.
7.50%, 06/15/29	9,859	10,950
6.63%, 10/01/30 (a)	4,275	4,723
6.88%, 11/01/35	4,284	4,806
M.D.C. Holdings, Inc.
3.85%, 01/15/30	5,406	6,012
6.00%, 01/15/43 (e)	3,000	4,021
Macy's, Inc.
8.38%, 06/15/25 (a)	6,782	7,524
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	1,723	1,838
6.50%, 09/15/26	3,700	3,867
Mattel, Inc.
5.88%, 12/15/27 (a)	3,639	4,040
MGM Resorts International
5.50%, 04/15/27	2,800	3,120
Michaels Stores, Inc.
8.00%, 07/15/27 (a)	7,499	8,114
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	3,208
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	3,182	3,155
Newell Brands Inc.
4.88%, 06/01/25	1,468	1,614
4.70%, 04/01/26 (d) (e)	4,995	5,502
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	4,317	4,684
PM General Purchaser LLC
9.50%, 10/01/28 (a)	4,620	5,109

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
QVC, Inc.
5.45%, 08/15/34	6,155	6,401
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,915
9.13%, 06/15/23 (a)	2,600	2,827
11.50%, 06/01/25 (a)	1,687	1,968
Sally Holdings, LLC
5.63%, 12/01/25	2,732	2,819
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	3,666	3,781
8.25%, 03/15/26 (a)	8,147	8,774
7.00%, 05/15/28 (a)	2,365	2,539
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	8,219	8,489
Staples, Inc.
7.50%, 04/15/26 (a)	4,900	5,112
10.75%, 04/15/27 (a)	7,111	7,068
Station Casinos LLC
4.50%, 02/15/28 (a)	3,313	3,335
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	5,984
Studio City Finance Limited
6.50%, 01/15/28 (a)	4,501	4,837
Tenneco Inc.
7.88%, 01/15/29 (a)	749	841
Univision Communications Inc.
6.63%, 06/01/27 (a)	6,155	6,609
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,270	6,192
Wyndham Destinations, Inc.
5.65%, 04/01/24 (d) (e)	5,000	5,384
6.63%, 07/31/26 (a)	740	848
6.00%, 04/01/27 (d) (e)	640	719
		272,604
Financials 11.1%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,411	7,058
AerCap Ireland Capital Designated Activity Company
2.88%, 08/14/24	2,594	2,693
6.50%, 07/15/25	1,250	1,494
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	5,184	5,273
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	5,806	6,029
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (c)	3,695	3,916
6.25%, (100, 12/18/24) (a) (c) (j)	6,492	7,093
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	6,189
8.50%, 10/30/25 (a)	4,993	5,310
FirstCash, Inc.
4.63%, 09/01/28 (a)	3,099	3,198
Ford Motor Credit Company LLC
3.20%, 01/15/21	2,200	2,201
5.60%, 01/07/22	2,195	2,264
3.09%, 01/09/23	1,640	1,666
3.10%, 05/04/23	4,700	4,748
3.66%, 09/08/24	2,280	2,346
4.06%, 11/01/24	2,333	2,447
5.13%, 06/16/25	2,122	2,306
4.27%, 01/09/27	2,500	2,625
4.13%, 08/17/27	1,930	2,018
4.00%, 11/13/30	2,300	2,416
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	3,995	4,222
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,747
Icahn Enterprises L.P.
4.75%, 09/15/24	6,003	6,255
6.25%, 05/15/26	9,579	10,155
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (f)	1,263	1,278
James Hardie International Finance Designated Activity Company
4.75%, 01/15/25 (a)	941	963
5.00%, 01/15/28 (a)	2,482	2,642
JPMorgan Chase & Co.
5.00%, (100, 08/01/24) (c)	5,380	5,654
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	2,280	2,343
5.88%, 11/01/24 (a)	7,146	7,258
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,697
Markel Corporation
6.00%, (100, 06/01/25) (c)	4,346	4,802
Morgan Stanley
4.05%, (3 Month USD LIBOR + 3.81%), (100, 01/15/21) (c) (k)	2,971	2,964
Navient Corporation
7.25%, 09/25/23	5,433	5,961
5.88%, 10/25/24	4,383	4,657
6.75%, 06/25/25 - 06/15/26	5,145	5,610
NFP Corp.
6.88%, 08/15/28 (a)	9,042	9,656
Nordic Aviation Capital
5.04%, 02/27/24 (f) (i) (l)	2,556	1,988
7.08%, 03/14/27 (f) (i) (l)	5,165	4,055
Petershill II LP
5.00%, 07/15/39 (i) (l)	3,601	3,902
Rassman, Joel H.
3.80%, 11/01/29	2,986	3,236
SLM Corporation
5.63%, 08/01/33	4,865	4,668
Springleaf Finance Corporation
6.13%, 03/15/24	2,942	3,226
8.88%, 06/01/25	1,716	1,940
7.13%, 03/15/26	3,325	3,904
6.63%, 01/15/28	1,555	1,852
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	3,800	4,038
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	8,334	8,839
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	4,355	4,485
Ziggo B.V.
4.88%, 01/15/30 (a)	5,200	5,465
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	3,690	3,880
		211,632
Industrials 9.9%
Aircastle Limited
5.25%, 08/11/25 (a)	1,810	1,988
4.25%, 06/15/26	10,622	11,173
American Airlines, Inc.
11.75%, 07/15/25 (a)	4,530	5,226
ARD Finance S.A.
6.50%, 06/30/27 (a) (f)	5,220	5,555
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	2,770	3,058
Bombardier Inc.
6.00%, 10/15/22 (a)	6,871	6,740
7.50%, 03/15/25 (a)	6,173	5,754
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,821	1,976
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	4,965	5,109
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	4,924	5,236
CP Atlas Buyer Inc
7.00%, 12/01/28 (a)	4,522	4,703
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	5,641	6,534
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,258	3,403

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	5,639
General Electric Company
5.00%, (100, 01/21/21) (c)	2,070	1,919
GFL Environmental Inc.
4.00%, 08/01/28 (a)	2,988	3,012
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	4,518	4,970
Howmet Aerospace Inc.
6.88%, 05/01/25	3,636	4,276
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	4,475	4,599
Masonite International Corporation
5.38%, 02/01/28 (a)	2,435	2,606
Navistar International Corporation
6.63%, 11/01/25 (a)	9,134	9,573
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	131	137
4.50%, 03/15/23 (a)	1,666	1,749
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	2,980	3,269
6.25%, 01/15/28 (a)	4,649	4,987
Rolls-Royce Plc
5.75%, 10/15/27 (a)	6,065	6,729
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	320	343
4.75%, 10/20/28 (a)	1,393	1,519
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	4,715	5,308
Standard Industries Inc.
4.75%, 01/15/28 (a)	1,563	1,646
Stericycle, Inc.
3.88%, 01/15/29 (a)	892	915
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	3,986	4,113
TransDigm Inc.
6.50%, 05/15/25	2,009	2,071
8.00%, 12/15/25 (a)	1,157	1,277
6.25%, 03/15/26 (a)	9,550	10,177
5.50%, 11/15/27	4,175	4,392
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,999
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,868	2,050
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	9,555	10,465
United Rentals (North America), Inc.
3.88%, 11/15/27	6,013	6,306
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,413
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	7,602	8,296
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	1,154	1,222
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	4,356	4,727
		188,159
Health Care 6.9%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	1,539	1,655
4.63%, 08/01/29 (a)	1,788	1,835
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	8,727	8,992
8.50%, 01/31/27 (a)	15,112	16,814
7.00%, 01/15/28 (a)	1,559	1,711
6.25%, 02/15/29 (a)	1,707	1,853
5.25%, 02/15/31 (a)	2,902	3,031
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	611	645
Centene Corporation
5.38%, 08/15/26 (a)	2,195	2,318
4.25%, 12/15/27	3,214	3,409
4.63%, 12/15/29	2,368	2,620
3.38%, 02/15/30	1,185	1,247
3.00%, 10/15/30	2,438	2,579
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	4,349	4,582
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	3,130	3,265
6.63%, 02/15/25 (a)	4,869	5,125
8.00%, 03/15/26 (a)	5,793	6,261
5.63%, 03/15/27 (a)	1,292	1,388
6.00%, 01/15/29 (a)	738	797
Endo Designated Activity Company
9.50%, 07/31/27 (a)	8,652	9,641
6.00%, 06/30/28 (a)	4,106	3,416
HCA Inc.
5.38%, 09/01/26	1,511	1,734
3.50%, 09/01/30	3,330	3,521
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (a)	4,764	5,035
Mednax, Inc.
6.25%, 01/15/27 (a)	4,320	4,633
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,978	2,100
7.25%, 02/01/28 (a)	1,552	1,637
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,507
Syneos Health, Inc.
3.63%, 01/15/29 (a)	1,680	1,684
Tenet Healthcare Corporation
7.50%, 04/01/25 (a)	4,114	4,502
7.00%, 08/01/25	1,966	2,032
4.88%, 01/01/26 (a)	6,241	6,522
5.13%, 11/01/27 (a)	5,161	5,471
6.13%, 10/01/28 (a)	4,790	4,987
		131,549
Materials 6.7%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	5,273	5,517
Carpenter Technology Corporation
6.38%, 07/15/28	2,157	2,366
Cascades Inc.
5.38%, 01/15/28 (a)	2,271	2,415
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	1,649	1,682
7.38%, 06/05/27 (a)	1,901	2,159
5.45%, 11/19/29 (a)	3,284	3,605
5.20%, 09/17/30 (a)	1,579	1,736
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	4,432	4,778
5.88%, 06/01/27	2,320	2,363
CVR Partners, LP
9.25%, 06/15/23 (a)	9,354	9,403
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	4,422	4,793
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	3,180	3,233
7.88%, 07/15/26 (a)	2,725	2,879
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (a)	3,373	3,607
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,888
5.40%, 11/14/34	8,203	10,255
5.45%, 03/15/43	1,570	1,955
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	3,623	3,677
Hexion Inc.
7.88%, 07/15/27 (a)	6,157	6,599
Hudbay Minerals Inc.
6.13%, 04/01/29 (a)	8,700	9,409
Mercer International Inc.
7.38%, 01/15/25	6,580	6,845
5.50%, 01/15/26	1,043	1,063
NOVA Chemicals Corporation
5.25%, 08/01/23 - 06/01/27 (a)	11,797	12,479
4.88%, 06/01/24 (a)	4,154	4,337

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Novelis Corporation
4.75%, 01/30/30 (a)	3,145	3,389
Rayonier Advanced Materials Inc.
7.63%, 01/15/26 (a)	4,730	4,929
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	289	293
The Chemours Company
5.75%, 11/15/28 (a)	3,830	3,910
United States Steel Corporation
12.00%, 06/01/25 (a)	2,036	2,357
		126,921
Consumer Staples 5.9%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,128	5,465
9.75%, 07/15/27 (a)	3,175	3,449
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,626	1,746
JBS Investments II GmbH
7.00%, 01/15/26 (a)	5,163	5,572
5.75%, 01/15/28 (a)	1,000	1,073
JBS USA Food Company
6.50%, 04/15/29 (a)	2,362	2,749
Kraft Foods Group, Inc.
5.00%, 06/04/42	4,422	5,179
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	1,286	1,387
4.25%, 03/01/31 (a)	3,030	3,369
4.63%, 10/01/39 (a)	7,910	8,793
4.88%, 10/01/49 (a)	6,006	6,952
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	4,606	4,812
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a)	5,659	5,555
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	5,278
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (b)	397	425
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	6,173	6,334
5.88%, 09/30/27 (a)	3,734	4,048
Post Holdings, Inc.
5.63%, 01/15/28 (a)	3,430	3,664
4.63%, 04/15/30 (a)	2,855	3,003
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,858	1,850
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	2,473	2,690
Safeway Inc.
5.88%, 02/15/28 (a)	5,697	6,200
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	6,278	6,470
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	8,966	9,372
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,408
		111,843
Information Technology 3.6%
ams AG
7.00%, 07/31/25 (a)	10,641	11,505
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	6,963	7,519
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,714
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	3,994
8.25%, 03/01/27 (a)	3,378	3,614
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	686	701
Dell Inc.
6.50%, 04/15/38	1,964	2,435
Entegris, Inc.
4.38%, 04/15/28 (a)	2,838	3,038
LogMeIn, Inc.
5.50%, 09/01/27 (a)	2,297	2,405
NCR Corporation
5.75%, 09/01/27 (a)	3,237	3,435
5.25%, 10/01/30 (a)	2,711	2,912
Open Text Corporation
3.88%, 02/15/28 (a)	4,156	4,322
Presidio Holdings, Inc.
8.25%, 02/01/28 (a)	2,695	2,971
Tempo Acquisition, LLC
5.75%, 06/01/25 (a)	2,550	2,708
Unisys Corporation
6.88%, 11/01/27 (a)	3,624	3,972
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	8,183	8,462
6.50%, 07/15/28 (a)	3,091	3,342
		69,049
Real Estate 1.5%
CSL Capital, LLC
6.00%, 04/15/23 (a)	1,715	1,749
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,354
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	4,140	4,242
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	2,572	2,888
4.50%, 01/15/28	225	240
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/24	4,700	4,923
Service Properties Trust
5.25%, 02/15/26	4,943	4,985
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,201
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,995	2,071
3.75%, 02/15/27 (a)	2,221	2,270
4.63%, 12/01/29 (a)	598	643
		29,566
Utilities 1.0%
Calpine Corporation
5.25%, 06/01/26 (a)	4,362	4,515
4.50%, 02/15/28 (a)	2,583	2,698
3.75%, 03/01/31 (a)	3,874	3,835
Pacific Gas And Electric Company
5.00%, 07/01/28	1,336	1,427
5.25%, 07/01/30	6,135	6,761
		19,236
Total Corporate Bonds And Notes (cost $1,648,103)		1,751,770
SENIOR FLOATING RATE INSTRUMENTS 2.5%
Consumer Discretionary 0.7%
Adient US LLC
Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 04/25/24 (k)	2,284	2,280
Term Loan B, 4.46%, (3 Month USD LIBOR + 4.25%), 04/25/24 (k)	777	776
Bass Pro Group, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 11/15/23 (k)	4,678	4,686
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (k)	560	560
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (k)	1,116	1,116
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	1,660	1,725
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.37%, (3 Month USD LIBOR + 5.38%), 10/30/23 (k)	1,571	1,498
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (k)	475	492
		13,133

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Information Technology 0.7%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (k)	2,646	2,589
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.40%, (1 Month USD LIBOR + 4.25%), 06/30/25 (k)	3,201	3,184
Cornerstone OnDemand, Inc.
Term Loan B, 4.39%, (1 Month USD LIBOR + 4.25%), 04/22/27 (k)	2,471	2,479
LogMeIn, Inc.
Term Loan B, 4.90%, (1 Month USD LIBOR + 4.75%), 08/31/27 (k)	2,300	2,290
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.22%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	2,556	2,465
		13,007
Communication Services 0.4%
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/15/27 (k)	1,873	1,879
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (k)	2,158	2,120
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (k)	625	637
Zayo Group Holdings, Inc.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (k)	2,235	2,219
		6,855
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1 Month USD LIBOR + 3.50%), 01/30/27 (k)	3,198	3,130
Advisor Group, Inc.
2019 Term Loan B, 5.15%, (1 Month USD LIBOR + 5.00%), 07/31/26 (k)	2,885	2,854
		5,984
Health Care 0.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 08/15/24 (k)	2,826	2,797
Industrials 0.1%
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	956	909
2020 Term Loan B1, 3.75%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	1,779	1,690
		2,599
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1 Month USD LIBOR + 4.00%), 05/10/26 (k)	2,566	2,500
Total Senior Floating Rate Instruments (cost $46,789)		46,875
INVESTMENT COMPANIES 1.2%
Eaton Vance Senior Floating-Rate Trust	223	2,835
SPDR Bloomberg Barclays High Yield Bond ETF	190	20,674
Total Investment Companies (cost $22,762)		23,509
PREFERRED STOCKS 0.2%
Consumer Discretionary 0.2%
Qurate Retail, Inc., 8.00%, 03/15/31	47	4,657
Total Preferred Stocks (cost $4,688)		4,657
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	676	720
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	3,429	3,091
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,105)		3,811
COMMON STOCKS 0.2%
Energy 0.1%
MPLX LP	87	1,888
Prairie Provident Resources Inc. (g)	224	4
Titan Energy LLC (g)	75	3
Vantage Drilling International (g)	2	4
		1,899
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (g)	335	553
Dish Network Corporation - Class A (g)	11	362
iHeartMedia, Inc. - Class A (b) (g)	17	215
		1,130
Materials 0.0%
Westrock Company, Inc.	—	4
Information Technology 0.0%
New Cotai LLC (g) (i)	—	—
Total Common Stocks (cost $8,328)		3,033
WARRANTS 0.1%
iHeartMedia, Inc. - Class A (g) (m)	124	1,452
Total Warrants (cost $2,288)		1,452
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (c) (g) (i) (n)	56,599	—
Quicksilver Resources Inc. (g) (i) (n)	11,401	—
Vantage Drilling International (b) (c) (g) (i) (n)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.02% (o) (p)	42,253	42,253
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.07% (o) (p)	6,607	6,607
Total Short Term Investments (cost $48,860)		48,860
Total Investments 99.0% (cost $1,785,923)		1,883,967
Other Assets and Liabilities, Net 1.0%		19,524
Total Net Assets 100.0%		1,903,491

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $1,156,343 and 60.7% of the Fund.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Non-income producing security.

(h) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 5.04%, 02/27/24	02/06/20	2,556	1,988	0.1
Nordic Aviation Capital, 7.08%, 03/14/27	10/01/19	5,165	4,055	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	823	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	628	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,409	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	1,042	0.1
		11,322	9,945	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.9%
Financials 29.1%
Ameris Bancorp	196	7,464
Axos Financial, Inc. (a)	321	12,064
Banc of California, Inc.	446	6,567
Evercore Inc. - Class A	84	9,188
First Horizon National Corporation	523	6,679
Home BancShares, Inc.	536	10,436
Houlihan Lokey Inc. - Class A	137	9,227
Independent Bank Corp.	121	8,854
Janus Henderson Group PLC	260	8,456
PacWest Bancorp	289	7,343
Renasant Corporation	260	8,760
Sterling Bancorp	560	10,069
TCF Financial Corporation	208	7,704
Western Alliance Bancorp	155	9,295
		122,106
Industrials 17.4%
Aerojet Rocketdyne Holdings, Inc. (a)	136	7,209
Apogee Enterprises, Inc.	306	9,708
GATX Corporation	103	8,559
Kennametal Inc.	273	9,879
MasTec Inc. (a)	164	11,158
SkyWest Inc. (a)	244	9,836
Spirit Aerosystems Holdings Inc. - Class A	138	5,410
Terex Corp. (a)	316	11,011
		72,770
Consumer Discretionary 12.0%
American Axle & Manufacturing Holdings, Inc. (a)	1,131	9,434
Foot Locker, Inc.	137	5,554
Helen of Troy Ltd (a)	40	8,888
KB Home	224	7,508
Penske Automotive Group, Inc.	163	9,666
Skechers U.S.A. Inc. - Class A (a)	260	9,344
		50,394
Information Technology 10.8%
Avaya Holdings Corp. (a)	212	4,059
Belden Inc.	104	4,370
Benchmark Electronics, Inc.	178	4,804
CACI International Inc. - Class A (a)	15	3,715
Concentrix Solutions Corporation (a)	40	3,973
CSG Systems International, Inc.	73	3,281
KBR, Inc.	150	4,644
Photronics Inc. (a)	452	5,049
Semtech Corp. (a)	95	6,816
Verint Systems Inc. (a)	69	4,612
		45,323
Health Care 8.1%
Integer Holdings Corporation (a)	128	10,360
Lantheus Holdings Inc. (a)	450	6,063
Magellan Health Services Inc. (a)	117	9,667
Premier Healthcare Solutions, Inc. - Class A	221	7,773
		33,863
Real Estate 8.0%
Brandywine Realty Trust	602	7,173
DiamondRock Hospitality Co. (a)	1,187	9,789
Kite Realty Naperville, LLC	636	9,515
Physicians Realty Trust	405	7,204
		33,681
Materials 5.4%
Allegheny Technologies Incorporated (a)	431	7,233
Huntsman Corp.	350	8,796
Reliance Steel & Aluminum Co.	56	6,694
		22,723
Energy 3.4%
Cimarex Energy Co.	261	9,775
PBF Energy Inc. - Class A (a)	637	4,525
		14,300
Communication Services 2.1%
Meredith Corporation (a)	468	8,977
Consumer Staples 2.1%
Primo Water Holdings LLC	347	5,435
Sanderson Farms Inc.	25	3,345
		8,780
Utilities 1.5%
IDACORP Inc.	67	6,386
Total Common Stocks (cost $385,734)		419,303
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund, 0.02% (b) (c)	381	381
Total Short Term Investments (cost $381)		381
Total Investments 100.0% (cost $386,115)		419,684
Other Assets and Liabilities, Net (0.0)%		(51)
Total Net Assets 100.0%		419,633

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 50.5%
Financials 14.9%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	3,900	4,229
6.50%, 07/15/25	2,582	3,087
AIA Group Limited
3.60%, 04/09/29 (a)	3,219	3,634
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	3,836
Bank of America Corporation
6.25%, (100, 09/05/24) (b)	1,683	1,867
6.30%, (100, 03/10/26) (b)	1,420	1,651
4.00%, 01/22/25	1,097	1,225
4.25%, 10/22/26	6,460	7,563
3.56%, 04/23/27	4,100	4,629
3.25%, 10/21/27	671	751
3.59%, 07/21/28	6,289	7,138
4.27%, 07/23/29	13,303	15,838
2.68%, 06/19/41	4,580	4,755
Barclays PLC
3.56%, 09/23/35 (c)	4,471	4,815
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,737	2,938
BNP Paribas
2.59%, 08/12/35 (a) (c)	4,355	4,437
Capital One Financial Corporation
3.75%, 03/09/27	1,915	2,186
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	2,697	2,801
4.45%, 09/29/27	2,105	2,479
3.89%, 01/10/28	1,525	1,752
3.52%, 10/27/28	3,638	4,108
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (b)	5,496	5,824
7.50%, (100, 12/11/23) (a) (b) (c)	2,448	2,717
6.50%, 08/08/23 (a) (c)	5,986	6,740
4.21%, 06/12/24 (a)	2,515	2,722
3.87%, 01/12/29 (a) (c)	2,130	2,412
Danske Bank A/S
1.17%, 12/08/23 (a)	2,000	2,009
Deutsche Bank Aktiengesellschaft
2.13%, 11/24/26	3,439	3,513
Diamond Finance International Limited
6.02%, 06/15/26 (a) (d)	2,596	3,167
8.35%, 07/15/46 (a) (d)	3,266	4,915
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	2,005
FS KKR Capital Corp.
3.40%, 01/15/26	5,761	5,725
Glencore Funding LLC
4.88%, 03/12/29 (a)	3,890	4,677
HSBC Holdings PLC
6.88%, (100, 06/01/21) (b) (c)	2,500	2,538
1.22%, (3 Month USD LIBOR + 1.00%), 05/18/24 (e)	1,777	1,787
1.65%, 04/18/26 (c)	3,512	3,594
Icahn Enterprises L.P.
4.75%, 09/15/24	3,339	3,479
6.25%, 05/15/26	1,512	1,603
Intercontinental Exchange, Inc.
2.10%, 06/15/30	3,629	3,777
JAB Holdings B.V.
2.20%, 11/23/30 (a)	1,361	1,370
JPMorgan Chase & Co.
4.01%, (3 Month USD LIBOR + 3.80%), (100, 02/01/21) (b) (e)	1,325	1,319
5.00%, (100, 08/01/24) (b)	2,140	2,249
3.22%, 03/01/25	3,328	3,589
2.01%, 03/13/26	3,755	3,944
3.78%, 02/01/28	1,604	1,842
3.54%, 05/01/28	1,179	1,347
3.51%, 01/23/29	3,237	3,690
4.01%, 04/23/29	597	700
2.74%, 10/15/30	5,297	5,756
2.96%, 05/13/31	3,057	3,346
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	1,902	2,197
3.87%, 07/09/25 (c)	5,233	5,770
3.57%, 11/07/28	1,250	1,399
Markel Corporation
6.00%, (100, 06/01/25) (b)	2,295	2,536
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	5,467	5,961
Morgan Stanley
4.05%, (3 Month USD LIBOR + 3.81%), (100, 01/15/21) (b) (e) (f)	2,322	2,317
4.88%, 11/01/22	2,181	2,351
3.88%, 04/29/24	2,344	2,595
3.62%, 04/01/31	6,700	7,772
NatWest Group PLC
3.07%, 05/22/28 (c)	3,720	4,036
3.03%, 11/28/35 (c)	4,000	4,132
NatWest Markets PLC
2.38%, 05/21/23 (a)	5,100	5,309
Nordic Aviation Capital
6.83%, 03/14/25 (g) (h) (i)	3,193	2,516
Owl Rock Capital Corporation
3.40%, 07/15/26	2,234	2,265
Rassman, Joel H.
3.80%, 11/01/29	6,015	6,518
Santander Holdings USA, Inc.
3.45%, 06/02/25	3,217	3,508
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,528
4.25%, 10/21/25	2,621	2,998
3.80%, 03/15/30	9,326	10,949
6.75%, 10/01/37	1,800	2,737
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	1,767	1,987
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	3,820	4,404
The Travelers Companies, Inc.
2.55%, 04/27/50	708	746
Truist Financial Corporation
4.95%, (100, 09/01/25) (b)	3,229	3,552
U.S. Bancorp
3.00%, 07/30/29	774	868
UBS Group AG
1.01%, 07/30/24 (a) (c)	3,667	3,700
Wells Fargo & Company
4.48%, 01/16/24	355	394
2.41%, 10/30/25	6,529	6,901
3.20%, 06/17/27	6,129	6,790
3.58%, 05/22/28	648	735
2.88%, 10/30/30	3,333	3,631
Westpac Banking Corporation
2.67%, 11/15/35 (c)	3,159	3,256
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,455	2,643
		298,076
Energy 6.4%
Aker BP ASA
3.75%, 01/15/30 (a)	8,170	8,604
Baker Hughes Holdings LLC
4.49%, 05/01/30	3,000	3,597
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,364	5,092
5.88%, 03/31/25	1,630	1,896
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	2,720	2,865
4.50%, 10/01/29	4,007	4,235
Chevron Corporation
2.00%, 05/11/27	3,810	4,039
Diamondback Energy, Inc.
4.75%, 05/31/25	1,320	1,484
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	316	324

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
5.75%, 01/30/28 (a)	316	340
Energy Transfer LP
6.75%, (100, 05/15/25) (b)	4,039	3,737
7.13%, (100, 05/15/30) (b)	3,223	3,081
4.25%, 03/15/23	3,982	4,229
5.25%, 04/15/29	1,400	1,633
3.75%, 05/15/30	4,315	4,645
5.80%, 06/15/38	2,107	2,412
6.13%, 12/15/45	500	591
6.25%, 04/15/49	1,151	1,398
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,520
Enterprise Products Operating LLC
3.13%, 07/31/29	5,943	6,599
4.20%, 01/31/50	2,476	2,891
EQM Midstream Partners, LP
4.13%, 12/01/26	3,520	3,569
Exxon Mobil Corporation
3.48%, 03/19/30	6,339	7,351
2.61%, 10/15/30 (c)	1,200	1,310
MPLX LP
4.00%, 03/15/28	3,515	4,019
5.20%, 12/01/47	1,316	1,591
Occidental Petroleum Corporation
3.50%, 06/15/25 - 08/15/29	5,241	4,823
4.30%, 08/15/39	549	463
4.40%, 08/15/49	602	507
Parsley Energy, LLC
5.63%, 10/15/27 (a)	4,450	4,872
Petroleos Mexicanos
2.29%, 02/15/24	1,141	1,169
Pioneer Natural Resources Company
1.90%, 08/15/30	1,850	1,831
Rattler Midstream LP
5.63%, 07/15/25 (a)	434	458
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	376	430
5.63%, 03/01/25	1,241	1,445
4.20%, 03/15/28	8,844	10,149
4.50%, 05/15/30 (a) (c)	2,300	2,725
Targa Resource Corporation
5.50%, 03/01/30	4,450	4,827
4.88%, 02/01/31 (a)	1,747	1,901
Transocean Pontus Limited
6.13%, 08/01/25 (a)	526	499
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,026	933
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,224	2,088
WPX Energy, Inc.
5.25%, 09/15/24	2,600	2,831
5.88%, 06/15/28	1,698	1,851
4.50%, 01/15/30	1,491	1,581
		128,435
Consumer Staples 5.2%
Altria Group, Inc.
2.35%, 05/06/25	2,413	2,560
4.80%, 02/14/29	1,525	1,827
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	5,363	6,975
Archer-Daniels-Midland Company
3.25%, 03/27/30	1,959	2,264
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	3,101	3,282
4.25%, 11/01/29 (a)	1,698	1,860
BAT Capital Corp.
2.26%, 03/25/28	4,103	4,241
4.91%, 04/02/30	8,187	9,887
4.39%, 08/15/37	2,096	2,341
Cargill, Incorporated
2.13%, 04/23/30 (a)	948	997
Jaguar Holding Company II
4.63%, 06/15/25 (a)	481	507
5.00%, 06/15/28 (a)	481	518
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,935
5.75%, 01/15/28 (a)	1,250	1,341
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	1,500	1,681
JBS USA Food Company
6.50%, 04/15/29 (a)	2,809	3,269
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	1,500	1,618
4.25%, 03/01/31 (a)	1,944	2,161
4.63%, 10/01/39 (a)	561	624
Mars, Incorporated
0.88%, 07/16/26 (a)	1,805	1,812
3.74%, 10/11/27 (g) (i)	1,200	1,398
2.38%, 07/16/40 (a)	2,320	2,368
3.95%, 04/01/49 (a)	3,930	5,024
Northwestern University
2.64%, 12/01/50	1,088	1,154
PepsiCo, Inc.
3.38%, 07/29/49	3,725	4,513
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,964	1,956
Reynolds American Inc.
5.70%, 08/15/35	1,275	1,608
7.00%, 08/04/41	1,012	1,357
Safeway Inc.
3.50%, 02/15/23 (a)	4,135	4,235
Sysco Corporation
5.65%, 04/01/25 (d)	1,301	1,551
5.95%, 04/01/30 (d)	924	1,214
Upjohn Inc.
3.85%, 06/22/40 (a)	4,157	4,667
4.00%, 06/22/50 (a)	3,258	3,711
Walmart Inc.
2.85%, 07/08/24	4,845	5,235
3.25%, 07/08/29	9,899	11,498
		103,189
Communication Services 5.0%
AT&T Inc.
4.35%, 03/01/29	1,250	1,490
5.25%, 03/01/37	4,099	5,325
4.90%, 08/15/37	598	747
4.30%, 12/15/42	4,555	5,298
3.10%, 02/01/43	4,012	4,068
CCO Holdings, LLC
4.75%, 03/01/30 (a)	12,653	13,654
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,516
4.20%, 03/15/28	1,000	1,151
5.38%, 04/01/38	1,820	2,287
6.83%, 10/23/55	1,230	1,851
Comcast Corporation
2.35%, 01/15/27	7,285	7,836
4.60%, 10/15/38	2,050	2,696
3.75%, 04/01/40	971	1,167
3.40%, 07/15/46	1,950	2,251
CSC Holdings, LLC
6.50%, 02/01/29 (a)	3,580	4,038
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,848
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,715	1,919
NBCUniversal Enterprise, Inc.
5.25%, (100, 03/19/21) (a) (b)	1,359	1,363
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	1,000	1,103
TEGNA Inc.
4.75%, 03/15/26 (a)	1,127	1,201
5.00%, 09/15/29	1,598	1,688
The Walt Disney Company
2.65%, 01/13/31	4,778	5,228
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,805	1,997

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Verizon Communications Inc.
4.33%, 09/21/28	4,000	4,815
1.75%, 01/20/31	5,667	5,643
4.50%, 08/10/33	1,638	2,064
2.65%, 11/20/40	3,209	3,243
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	5,592
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	2,450	2,610
VTR Finance B.V.
6.38%, 07/15/28 (a)	774	845
		99,534
Health Care 4.9%
AbbVie Inc.
3.20%, 11/21/29	2,685	3,021
4.05%, 11/21/39	1,859	2,255
Amgen Inc.
2.20%, 02/21/27	3,817	4,086
2.45%, 02/21/30	2,823	3,026
3.15%, 02/21/40	4,879	5,327
Ascension Health
2.53%, 11/15/29	1,248	1,360
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	344
8.50%, 01/31/27 (a)	595	662
5.75%, 08/15/27 (a)	2,085	2,242
7.00%, 01/15/28 (a)	186	204
Bristol-Myers Squibb Company
3.40%, 07/26/29	7,626	8,864
4.13%, 06/15/39	3,967	5,076
Centene Corporation
5.38%, 08/15/26 (a)	1,422	1,501
4.25%, 12/15/27	1,813	1,923
4.63%, 12/15/29	4,303	4,762
3.38%, 02/15/30	2,957	3,112
3.00%, 10/15/30	4,825	5,105
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	1,143	1,204
Cigna Holding Company
3.40%, 03/01/27	2,845	3,211
4.38%, 10/15/28	2,000	2,413
2.40%, 03/15/30	1,647	1,750
4.80%, 08/15/38	705	914
CVS Health Corporation
4.30%, 03/25/28	1,382	1,641
4.78%, 03/25/38	6,014	7,586
5.05%, 03/25/48	2,273	3,076
HCA Inc.
5.38%, 09/01/26	2,700	3,099
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	482	507
3.88%, 11/15/30 (a)	730	783
Mylan Inc
5.20%, 04/15/48	764	1,005
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,638
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	2,890	2,842
Royalty Pharma PLC
3.30%, 09/02/40 (a)	2,881	3,031
Smith & Nephew PLC
2.03%, 10/14/30	4,128	4,198
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	4,500	4,703
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	1,627	1,692
		98,163
Consumer Discretionary 4.3%
Adient US LLC
9.00%, 04/15/25 (a)	1,006	1,125
Amazon.com, Inc.
2.50%, 06/03/50	1,710	1,770
Booking Holdings Inc.
4.10%, 04/13/25	3,403	3,863
4.63%, 04/13/30	5,710	7,080
Carnival Corporation
11.50%, 04/01/23 (a)	5,140	5,942
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	2,235	2,335
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	2,008
Ford Motor Company
8.50%, 04/21/23	902	1,014
9.00%, 04/22/25	908	1,113
General Motors Company
6.13%, 10/01/25	1,496	1,816
6.80%, 10/01/27	2,088	2,685
GLP Financing, LLC
5.75%, 06/01/28	343	405
5.30%, 01/15/29	2,975	3,461
Hanesbrands Inc.
5.38%, 05/15/25 (a)	4,761	5,046
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	898	959
5.75%, 05/01/28 (a)	898	980
Hyatt Hotels Corporation
5.38%, 04/23/25 (d)	1,203	1,364
Hyundai Capital America
1.80%, 10/15/25 (a)	2,140	2,187
Lowe`s Companies, Inc.
1.70%, 10/15/30	1,300	1,313
3.00%, 10/15/50	1,184	1,268
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (d)	299	401
Macy's, Inc.
8.38%, 06/15/25 (a)	3,300	3,661
Marriott International, Inc.
5.75%, 05/01/25 (d)	4,105	4,802
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	1,011	1,091
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,438
NIKE, Inc.
3.25%, 03/27/40	2,068	2,411
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,826	1,909
4.35%, 09/17/27 (a)	3,585	3,961
NVR, Inc.
3.00%, 05/15/30	4,403	4,794
Restaurant Brands International Limited Partnership
3.50%, 02/15/29 (a)	1,350	1,353
Ross Stores, Inc.
4.60%, 04/15/25	5,947	6,862
1.88%, 04/15/31	2,493	2,498
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	646	754
The Home Depot, Inc.
3.35%, 04/15/50	2,047	2,440
		86,109
Utilities 4.1%
Ameren Illinois Company
4.50%, 03/15/49	2,565	3,485
Commonwealth Edison Company
3.75%, 08/15/47	3,682	4,455
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	2,293	2,788
DPL Inc.
4.13%, 07/01/25 (a)	2,344	2,534
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	1,984	2,050
Edison International
4.95%, 04/15/25	2,864	3,264
Enel S.p.A
8.75%, 09/24/73 (a) (e)	1,472	1,711
Exelon Corporation
5.10%, 06/15/45	2,206	2,969
FirstEnergy Corp.
3.90%, 07/15/27 (d) (j)	2,442	2,684

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Florida Power & Light Company
0.60%, (3 Month USD LIBOR + 0.38%), 07/28/23 (e)	2,985	2,986
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43	1,071	1,121
Nevada Power Company
3.70%, 05/01/29	4,256	4,982
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,711
Pacific Gas And Electric Company
2.50%, 02/01/31	8,048	8,069
3.30%, 12/01/27 - 08/01/40	4,757	4,919
San Diego Gas & Electric Company
1.70%, 10/01/30	5,462	5,522
Southern California Edison Company
4.13%, 03/01/48	1,251	1,493
3.65%, 02/01/50	2,827	3,201
The AES Corporation
3.30%, 07/15/25 (a)	3,790	4,128
2.45%, 01/15/31 (a)	5,772	5,844
The Narragansett Electric Company
3.40%, 04/09/30 (a)	1,014	1,153
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,859
3.70%, 01/30/27 (a)	6,720	7,375
		81,303
Materials 2.8%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,366
5.38%, 04/01/25 (a)	5,168	6,047
4.88%, 05/14/25 (a)	3,235	3,745
4.75%, 04/10/27 (a)	5,431	6,420
4.00%, 09/11/27 (a)	682	780
5.63%, 04/01/30 (a)	2,200	2,802
2.63%, 09/10/30 (a)	921	960
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	2,564	2,815
5.20%, 09/17/30 (a)	2,186	2,403
CF Industries, Inc.
4.50%, 12/01/26 (a)	9,990	11,768
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	5,066	5,222
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,429
5.40%, 11/14/34	900	1,125
Glencore Funding LLC
2.50%, 09/01/30 (a)	1,250	1,278
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,880	5,095
Samarco Mineracao S/A
0.00%, 11/01/22 - 09/26/24 (a) (k) (l)	685	485
Teck Resources Limited
3.90%, 07/15/30	2,823	3,145
		56,885
Industrials 2.0%
Aircastle Limited
5.25%, 08/11/25 (a)	3,345	3,674
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	3,096	3,270
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,575	4,141
General Dynamics Corporation
4.25%, 04/01/40	2,715	3,529
General Electric Company
5.00%, (100, 01/21/21) (b)	11,410	10,580
3.45%, 05/01/27	855	963
3.63%, 05/01/30	1,969	2,248
Hillenbrand, Inc.
5.00%, 09/15/26 (d) (j)	439	492
Howmet Aerospace Inc.
6.88%, 05/01/25	1,387	1,631
Lockheed Martin Corporation
2.80%, 06/15/50	931	1,006
Moog Inc.
4.25%, 12/15/27 (a)	1,047	1,095
Northrop Grumman Corporation
4.40%, 05/01/30	1,297	1,598
Otis Worldwide Corporation
2.57%, 02/15/30	2,000	2,147
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	287	301
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	311	333
4.75%, 10/20/28 (a)	542	591
Stericycle, Inc.
3.88%, 01/15/29 (a)	709	728
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,346
		39,673
Information Technology 0.7%
Broadcom Inc.
4.25%, 04/15/26	4,490	5,145
3.88%, 01/15/27	1,510	1,697
Dell International L.L.C.
5.85%, 07/15/25 (a)	257	308
4.90%, 10/01/26 (a) (d)	2,640	3,117
Microsoft Corporation
3.95%, 08/08/56	2,226	3,036
2.68%, 06/01/60	829	894
		14,197
Real Estate 0.2%
Simon Property Group, L.P.
2.45%, 09/13/29	2,604	2,727
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,825	1,895
		4,622
Total Corporate Bonds And Notes (cost $933,772)		1,010,186
GOVERNMENT AND AGENCY OBLIGATIONS 39.3%
Mortgage-Backed Securities 26.7%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 07/01/50	8,103	8,518
2.00%, 02/01/35 - 09/01/35	11,225	11,745
1.50%, 01/01/36	5,453	5,616
5.00%, 02/01/38 - 11/01/41	1,353	1,559
4.50%, 03/01/42 - 11/01/48	2,148	2,388
3.50%, 04/01/42 - 08/01/49	16,202	17,219
3.00%, 07/01/32 - 12/01/49	45,898	48,506
4.00%, 10/01/45 - 06/01/48	10,083	10,859
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 11/01/50	45,441	47,802
2.00%, 03/01/35 - 12/01/50	12,037	12,568
1.50%, 11/01/35	5,747	5,918
TBA, 2.00%, 02/15/36 - 02/15/51 (m)	56,701	58,975
5.00%, 06/01/35 - 05/01/42	1,418	1,627
4.50%, 08/01/40 - 07/01/49	15,453	16,962
3.00%, 04/01/31 - 09/01/50	48,158	50,870
3.50%, 11/01/42 - 11/01/49	39,989	42,692
4.00%, 10/01/44 - 09/01/49	33,141	35,611
TBA, 1.50%, 02/15/51 (m)	5,210	5,262
TBA, 2.50%, 02/15/51 (m)	9,303	9,793
Government National Mortgage Association
5.00%, 08/20/41	372	425
4.00%, 05/20/44 - 03/20/50	11,546	12,380
3.50%, 06/20/43 - 04/20/50	31,604	33,769
4.50%, 12/20/48 - 05/20/49	5,480	5,916
3.00%, 07/20/45 - 08/20/50	21,480	22,537
2.50%, 08/20/50 - 09/20/50	16,979	17,992
TBA, 2.00%, 02/15/51 (m)	15,690	16,387
TBA, 2.50%, 02/15/51 (m)	28,530	30,146
		534,042
U.S. Treasury Note 8.4%
Treasury, United States Department of
0.13%, 12/15/23	23,000	22,971
1.50%, 10/31/24 - 08/15/26	36,891	38,814

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
1.38%, 01/31/25	14,600	15,257
2.13%, 05/15/25	4,321	4,663
0.25%, 07/31/25	7,000	6,978
2.88%, 07/31/25 - 08/15/28	6,286	7,196
2.25%, 11/15/25	28,531	31,161
0.38%, 12/31/25	16,100	16,110
0.63%, 03/31/27	11,250	11,313
0.88%, 11/15/30	13,300	13,248
		167,711
U.S. Treasury Bond 3.4%
Treasury, United States Department of
3.75%, 08/15/41	7,748	11,000
3.13%, 11/15/41	11,225	14,664
2.50%, 02/15/45 - 02/15/46	23,068	27,516
3.00%, 02/15/48	11,335	14,870
		68,050
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (n)	7,104	6,954
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,331
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,195	2,228
		5,559
Sovereign 0.2%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (a)	3,589	3,941
Total Government And Agency Obligations (cost $760,718)		786,257
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.9%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	858	914
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,500	2,746
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,360	4,212
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,716
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	2,007	2,016
Series 2019-A3-3, 2.06%, 05/18/22	4,210	4,275
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-A3-1, 2.97%, 11/20/23	1,730	1,752
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	120	120
Series 2017-A3-2A, 2.31%, 12/10/21	642	645
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,548
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	727	728
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	7,866	7,906
CarMax Auto Owner Trust 2017-3
Series 2017-A3-3, 1.97%, 04/15/22	211	211
CarMax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	4,245	4,345
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	138	138
Series 2019-A2-2, 2.11%, 03/14/23	3,248	3,292
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	2,258	2,294
CIG Auto Receivables Trust
Series 2019-A-1A, 3.33%, 08/15/24	713	719
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	9,075	10,217
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,734
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	2,042
CSMC Trust
Series 2017-A3-HL2, REMIC, 3.50%, 09/25/24 (e)	316	317
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (e)	1,637	1,687
Dell Equipment Finance Trust 2020-2
Series 2020-A2-2, 0.47%, 10/24/22	1,329	1,331
Discover Card Execution Note Trust
Series 2019-A-A2, 0.43%, (1 Month USD LIBOR + 0.27%), 06/15/21 (e)	2,500	2,502
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	906	911
Series 2019-A2-MT3, 2.13%, 01/20/22	1,844	1,851
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	616	628
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	313	314
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	11,050	11,200
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	3,321	3,324
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	6,516
GreatAmerica Financial Services Corporation
Series 2018-A4-1, 2.83%, 06/17/24	828	838
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	870	889
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,250	3,303
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	2,762	2,771
Series 2019-A3-1A, 2.21%, 09/20/29	1,206	1,219
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	4,680
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (e)	1,287	1,323
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (e)	460	463
Series 2014-A1-5, REMIC, 2.94%, 10/25/26 (e)	754	773
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	685	686
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	6,517
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,456	1,459
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	2,600	2,667
Series 2017-A-1A, 2.42%, 12/20/34	778	793
Nissan Auto Receivables 2008-B Owner Trust
Series 2019-A3-B, 2.50%, 11/15/23	6,820	6,951
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 07/15/22	97	97
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (e)	258	263
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (e)	4,487	4,672
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (a)	523	527
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	1,865	1,883
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,303	1,297
Series 2012-A-2, 4.00%, 10/29/24	1,156	1,145
Verizon Owner Trust 2019-C
Series 2019-A1A-C, 1.94%, 11/21/22	11,725	11,973
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	4,629	4,643
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21	—	—
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (e)	1,371	1,524

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (e)	2,983	3,073
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 05/16/22	36	36
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	575	576
Total Non-U.S. Government Agency Asset-Backed Securities (cost $154,332)		157,192
SENIOR FLOATING RATE INSTRUMENTS 1.1%
Consumer Discretionary 0.5%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (e)	803	803
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (e)	1,599	1,600
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1 Month USD LIBOR + 1.75%), 08/29/25 (e)	3,154	3,083
PCI Gaming Authority
Term Loan, 2.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (e)	2,977	2,941
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6 Month USD LIBOR + 3.25%), 04/25/26 (e)	1,436	1,430
		9,857
Communication Services 0.3%
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1 Month USD LIBOR + 2.25%), 03/15/27 (e)	2,178	2,153
CSC Holdings, LLC
2017 Term Loan B1, 2.41%, (1 Month USD LIBOR + 2.25%), 07/15/25 (e)	722	710
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 08/24/26 (e)	780	687
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.89%, (3 Month USD LIBOR + 2.75%), 06/13/26 (e)	1,563	1,551
		5,101
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 04/27/26 (e)	5,092	5,047
Industrials 0.1%
Genesee & Wyoming Inc.
Term Loan, 2.25%, (3 Month USD LIBOR + 2.00%), 10/29/26 (e)	1,171	1,168
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 09/22/24 (e)	773	756
Utilities 0.0%
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (e)	194	193
1st Lien Term Loan B3, 1.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (e)	47	47
		240
Total Senior Floating Rate Instruments (cost $22,356)		22,169
COMMON STOCKS 0.0%
Energy 0.0%
EP Energy Corporation (k)	9	318
Total Common Stocks (cost $825)		318
SHORT TERM INVESTMENTS 5.4%
Investment Companies 5.3%
JNL Government Money Market Fund, 0.02% (o) (p)	106,148	106,148
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.07% (o) (p)	734	734
Total Short Term Investments (cost $106,882)		106,882
Total Investments 104.2% (cost $1,978,885)		2,083,004
Other Derivative Instruments 0.0%		114
Other Assets and Liabilities, Net (4.2)%		(84,594)
Total Net Assets 100.0%		1,998,524

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $315,902 and 15.8% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of December 31, 2020.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(k) Non-income producing security.

(l) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $120,016.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,398	0.1
Nordic Aviation Capital, 6.83%, 03/14/25	10/01/19	3,193	2,516	0.1
		4,393	3,914	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	692	March 2021	95,435	76	115
United States 2 Year Note	340	April 2021	75,069	8	62
United States 5 Year Note	1,048	April 2021	131,927	49	293
United States Long Bond	320	March 2021	55,949	109	(529)
United States Ultra Bond	108	March 2021	23,341	78	(276)
				320	(335)
Short Contracts
United States 10 Year Ultra Bond	(939)	March 2021	(147,382)	(206)	561

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 95.6%
Japan 69.3%
ABC-Mart Inc.	1	44
Acom Co. Ltd.	5	22
AEON Co. Ltd.	21	703
AEON Financial Service Co. Ltd.	5	59
AEON Mall Co. Ltd.	4	63
Air Water Inc.	8	149
Aisin Seiki Co. Ltd.	13	396
Ajinomoto Co. Inc.	16	356
Alfresa Holdings Corp.	12	227
All Nippon Airways Co. Ltd. (a)	18	401
ALPS Alpine Co. Ltd.	14	180
Amada Co. Ltd.	16	180
Aozora Bank, Ltd.	6	111
ARCS Company, Ltd	4	92
Asahi Breweries Ltd. (b)	12	474
Asahi Glass Co. Ltd. (b)	13	464
Asahi Kasei Corp.	73	752
Asics Corp.	7	140
Astellas Pharma Inc.	42	656
Azbil Corporation	3	153
Bandai Namco Holdings Inc.	4	303
Bank of Kyoto Ltd.	3	141
Benesse Holdings Inc.	3	59
Bic Camera Inc.	6	61
Bridgestone Corp. (b)	33	1,073
Brother Industries Ltd.	12	241
Calbee,Inc.	2	57
Canon Inc. (b)	55	1,061
Canon Marketing Japan Inc.	3	59
Casio Computer Co. Ltd.	6	106
Central Japan Railway Co.	6	777
China Bank Ltd.	29	162
Chubu Electric Power Co. Inc.	51	615
Chugai Pharmaceutical Co. Ltd.	3	144
Chugoku Electric Power Co. Inc.	15	173
Citizen Watch Co., Ltd.	30	84
Coca-Cola Bottlers Japan Holdings Inc. (b)	7	115
COMSYS Holdings Corporation	4	118
Concordia Financial Group, Ltd.	60	210
COSMOS Pharmaceutical Corporation	—	65
Credit Saison Co. Ltd.	9	99
Dai Nippon Printing Co. Ltd.	15	264
Daicel Corp.	17	125
Daido Steel Co., Ltd.	2	97
Daifuke Co. Ltd.	1	136
Dai-ichi Life Holdings, Inc.	53	794
Daiichi Sankyo Company, Ltd	16	534
Daikin Industries Ltd.	4	823
Dainippon Sumitomo Pharma Co. Ltd.	5	74
Daito Trust Construction Co. Ltd.	3	262
Daiwa House Industry Co. Ltd.	27	795
Daiwa Securities Group Inc.	68	309
DCM Holdings Co., Ltd.	6	71
Denka Company Limited	4	164
Denso Corp.	22	1,333
Dentsu Inc.	8	247
DIC Corp.	6	152
Disco Corp.	—	101
Dowa Holdings Co. Ltd.	3	117
East Japan Railway Co.	15	980
EBARA Corporation	5	158
Edion Corp.	10	97
Eisai Co. Ltd.	3	243
Electric Power Development Co., Ltd. - Class D	14	193
Exedy Corp.	3	42
Ezaki Glico Co.,Ltd.	2	70
Fanuc Ltd.	3	814
Fast Retailing Co. Ltd.	—	359
Fuji Electric Holdings Co. Ltd.	5	187
Fuji Media Holdings, Inc.	15	161
FUJIFILM Holdings Corp.	14	748
Fujikura Ltd. (a)	32	149
Fujitsu Ltd.	6	868
Fukuoka Financial Group, Inc.	9	151
Furukawa Electric Co., Ltd.	5	143
GS Yuasa Corp.	5	132
GungHo Online Entertainment, Inc.	2	51
H2O Retailing Corporation	15	99
Hakuhodo DY Holdings Incorporated	9	121
Hankyu Hanshin Holdings Inc.	7	243
HANWA Co., Ltd.	5	132
Haseko Corp.	15	172
Heiwado Co., Ltd.	3	67
Hikari Tsushin Inc.	—	47
Hino Motors Ltd.	21	182
Hirogin Holdings, Inc.	13	73
Hirose Electric Co. Ltd.	1	106
Hisamitsu Pharmaceutical Co. Inc.	2	89
Hitachi Capital Corporation	2	58
Hitachi Construction Machinery Co. Ltd.	4	108
Hitachi Ltd.	52	2,042
Hitachi Metals Ltd.	10	147
Hitachi Transport System, Ltd.	2	45
Hokkaido Electric Power Co., Inc.	21	76
Hokuhoku Financial Group, Inc.	8	72
Hokuriku Electric Power Company	15	96
Honda Motor Co. Ltd.	121	3,408
Hoshizaki Corporation	1	83
House Foods Group Inc.	2	65
Hoya Corp.	3	443
Hulic Co. Ltd. (b)	6	68
IBIDEN Co., Ltd.	3	154
Idemitsu Kosan Co., Ltd.	16	348
IHI Corp. (a)	11	214
Iida Group Holdings Co., Ltd.	10	208
Inabata & Co., Ltd.	3	42
Inpex Corporation	80	434
Isetan Mitsukoshi Holdings Ltd.	34	200
Isuzu Motors Ltd.	38	361
ITOCHU Corp.	45	1,303
ITOCHU ENEX Co., Ltd.	4	43
ITOCHU Techno-Solutions Corporation	2	57
Itoham Yonekyu Holdings Inc.	10	66
Iwatani Corporation	2	130
IZUMI Co., Ltd.	2	76
J.Front Retailing Co., Ltd.	19	147
Japan Airlines Co., Ltd (a)	25	491
Japan Exchange Group Inc.	5	138
Japan Petroleum Exploration Co., Ltd.	3	56
Japan Post Bank Co., Ltd.	25	202
Japan Post Holdings Co., Ltd.	115	894
Japan Post Insurance Co., Ltd.	12	238
Japan Real Estate Investment Corp.	—	116
Japan Retail Fund Investment Corp.	—	127
Japan Tobacco Inc. (b)	39	800
JFE Holdings Inc.	85	825
JGC Holding Corporation	15	141
JS Group Corp.	14	303
JSR Corp.	7	195
JTEKT Corp.	24	190
JXTG Holdings, Inc.	327	1,173
Kajima Corp.	25	336
Kamigumi Co. Ltd.	5	86
Kandenko Co., Ltd.	7	57
Kaneka Corp.	5	179
Kansai Electric Power Co. Inc.	51	479
Kansai Paint Co. Ltd.	4	123
Kao Corp.	7	517
Kato Sangyo Co., Ltd.	1	44
Kawasaki Heavy Industries Ltd. (a)	14	312
KDDI Corp.	55	1,641
Keihan Holdings Co. Ltd.	2	91
Keikyu Corp.	5	87
Keio Corp.	2	155
Keisei Electric Railway Co. Ltd.	3	95
Kewpie Corporation	5	110

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Keyence Corp.	1	450
Kikkoman Corp.	2	139
Kinden Corp.	7	107
Kintetsu Corp. (a)	4	162
Kirin Holdings Co. Ltd. (b)	24	573
Kmto Energy K.K.	11	189
Kobe Steel Ltd. (a)	75	404
Koito Manufacturing Co. Ltd.	4	272
KOKUYO Co.,Ltd.	4	60
Komatsu Ltd.	36	992
Konami Corp.	2	118
Konica Minolta Holdings Inc.	70	266
Kose Corp.	—	68
K's Holdings Corporation	11	147
Kubota Corp. (b)	33	723
Kuraray Co. Ltd. (b)	21	222
Kurita Water Industries Ltd.	3	115
Kyocera Corp.	11	674
Kyowa Exeo Corp.	4	102
Kyowa Kirin Co., Ltd.	4	112
Kyudenko Corp.	2	71
Kyushu Electric Power Co. Inc.	31	269
Kyushu Financial Group, Inc.	20	80
Kyushu Railway Company	6	123
Lawson Inc.	1	65
Lion Corp. (b)	4	95
Mabuchi Motor Co. Ltd.	2	74
Maeda Road Construction Co. Ltd.	3	42
Makita Corp.	5	250
Marubeni Corp.	139	928
Maruha Nichiro Holdings, Inc.	3	71
Matsumotokiyoshi Holdings Co., Ltd.	3	132
Mazda Motor Corp. (a)	93	628
Mebuki Financial Group, Inc.	63	123
Medipal Holdings Corp.	12	216
Megmilk Snow Brand Co.,Ltd.	3	71
Meiji Holdings Co., Ltd.	4	274
Minebea Mitsumi Inc.	10	205
MISUMI Group Inc.	4	141
Mitsubishi Chemical Holdings Corporation	108	651
Mitsubishi Corp.	71	1,741
Mitsubishi Electric Corp.	85	1,285
Mitsubishi Estate Co. Ltd.	25	404
Mitsubishi Gas Chemical Co. Inc.	11	241
Mitsubishi Heavy Industries Ltd.	25	766
Mitsubishi Materials Corp.	12	250
Mitsubishi Motors Corp. (a)	84	176
Mitsubishi Shokuhin Co.,Ltd.	1	33
Mitsubishi UFJ Financial Group Inc.	661	2,920
Mitsubishi UFJ Lease & Finance Co. Ltd.	18	87
Mitsui & Co. Ltd.	78	1,439
Mitsui Chemicals Inc.	11	309
Mitsui Fudosan Co. Ltd.	29	603
Mitsui Mining & Smelting Co Ltd	4	141
Mitsui OSK Lines Ltd.	10	318
mixi, Inc.	3	80
Mizuho Financial Group Inc.	128	1,620
Morinaga Milk Industry Co., Ltd.	2	99
MS&AD Insurance Group Holdings, Inc.	22	670
Murata Manufacturing Co. Ltd.	11	976
Nagase & Co., Ltd.	5	70
Nagoya Railroad Co. Ltd.	5	134
NEC Corp.	9	488
NEC Electronics Corp. (a)	18	191
NEXON Co.,Ltd.	4	120
NGK Insulators Ltd.	12	181
NGK Spark Plug Co. Ltd.	9	155
NHK SPRING Co.,Ltd.	13	87
Nichirei Corporation	4	110
Nidec Corp.	5	629
Nifco Inc.	3	118
Nikon Corp.	25	157
Nintendo Co. Ltd.	1	638
Nippo Corp.	2	66
Nippon Building Fund Inc.	—	104
Nippon Electric Glass Co. Ltd.	7	158
Nippon Express Co. Ltd.	5	336
Nippon Light Metal Holdings Company, Ltd.	5	96
Nippon Meat Packers Inc.	7	291
Nippon Paint Co. Ltd.	1	154
Nippon Paper Industries Co., Ltd.	12	138
Nippon Shokubai Co., Ltd.	2	95
Nippon Steel Corporation (a)	112	1,457
Nippon Steel Trading Corporation	2	73
Nippon Suisan Kaisha, Ltd.	18	74
Nippon Telegraph & Telephone Corp.	62	1,592
Nippon Television Holdings Inc.	10	106
Nippon Yusen KK	15	359
Nissan Chemical Industries Ltd.	2	106
Nissan Motor Co., Ltd. (a)	339	1,841
Nissan Shatai Co.,Ltd	3	22
Nisshin Seifun Group Inc.	8	129
Nisshinbo Holdings Inc.	13	92
Nissin Foods Holdings Co. Ltd.	1	94
Nitori Co. Ltd.	1	189
Nitto Denko Corp.	6	537
NOK Corporation	9	99
Nomura Holdings Inc.	110	582
Nomura Real Estate Holdings, Inc.	5	119
Nomura Real Estate Master Fund. Inc.	—	115
Nomura Research Institute Ltd.	4	157
NSK Ltd.	31	275
NTN Corporation (a)	53	138
NTT Data Corp.	17	231
Obayashi Corp.	33	283
Odakyu Electric Railway Co. Ltd.	6	173
OJI Holdings Corp.	56	321
Olympus Corp.	11	241
Omron Corp.	4	375
Ono Pharmaceutical Co. Ltd.	5	154
Oracle Corp. Japan	—	39
Oriental Land Co. Ltd.	1	198
ORIX Corp.	50	772
Osaka Gas Co. Ltd.	21	437
Otsuka Corp.	2	105
Otsuka Holdings Co., Ltd. (b)	11	471
Paltac Corporation	1	76
Pan Pacific International Holdings Corporation	5	106
Panasonic Corp.	114	1,312
Persol Holdings Co., Ltd.	6	101
Pola Orbis Holdings Inc.	2	41
Rakuten Inc.	13	122
Recruit Holdings Co., Ltd.	11	449
Rengo Co., Ltd.	11	95
Resona Holdings Inc.	118	413
Ricoh Co. Ltd.	50	331
Rinnai Corp.	1	105
Rohm Co. Ltd.	3	272
Ryohin Keikaku Co. Ltd.	7	133
San-Ai Oil Co.,Ltd.	2	19
Sankyo Co. Ltd.	2	65
Sankyu Inc.	2	87
Santen Pharmaceutical Co. Ltd.	6	104
Sanwa Holdings Corporation	8	94
SBI Holdings Inc.	5	128
SCSK Corporation	1	57
Secom Co. Ltd.	4	378
Sega Sammy Holdings Inc.	7	104
Seibu Holdings Inc. (a)	8	77
Seiko Epson Corp.	18	263
Seino Holdings Corp.	10	141
Sekisui Chemical Co. Ltd.	19	354
Sekisui House Ltd.	27	545
Seven & I Holdings Co., Ltd.	33	1,177
SG Holdings Co., Ltd.	9	237
Sharp Corp.	4	67
Shikoku Electric Power Company, Incorporated	14	89
Shimadzu Corp.	4	167
Shimamura Co. Ltd.	2	168
Shimano Inc.	1	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Shimizu Corp.	30	216
Shin-Etsu Chemical Co. Ltd.	7	1,225
Shinsei Bank Ltd.	10	126
Shionogi & Co. Ltd.	4	235
Shiseido Co. Ltd. (b)	4	256
Shizuoka Bank Ltd.	22	163
Showa Denko KK (b)	9	199
SMC Corp.	1	428
Softbank Corp.	44	557
SoftBank Group Corp.	37	2,881
Sohgo Security Services Co. Ltd.	2	88
Sojitz Corp.	91	202
Sompo Holdings, Inc.	13	526
Sony Corp.	17	1,690
Square Enix Holdings Co. Ltd.	1	85
Stanley Electric Co. Ltd.	5	174
Subaru Corp. NPV	38	753
Sugi Holdings Co., Ltd.	1	67
SUMCO Corporation	6	139
Sumitomo Chemical Co. Ltd.	131	531
Sumitomo Corp.	68	908
Sumitomo Electric Industries Ltd.	61	815
Sumitomo Forestry Co. Ltd.	9	192
Sumitomo Heavy Industries Ltd.	8	208
Sumitomo Metal Mining Co. Ltd.	10	446
Sumitomo Mitsui Financial Group Inc.	73	2,255
Sumitomo Mitsui Trust Holdings Inc.	15	468
Sumitomo Realty & Development Co. Ltd.	7	228
Sumitomo Rubber Industries Inc.	16	141
Sundrug Co. Ltd.	2	88
Suntory Beverage & Food Limited	4	131
Suzuken Co. Ltd.	5	170
Suzuki Motor Corp.	16	747
Sysmex Corp.	1	157
T&D Holdings Inc.	26	307
Taiheiyo Cement Corp.	8	192
Taisei Corp.	9	299
Taisho Pharmaceutical Holdings Company Ltd.	1	88
Taiyo Nippon Sanso Corp.	3	61
Takashimaya Co. Ltd.	17	143
Takeda Pharmaceutical Co. Ltd.	34	1,224
TDK Corp.	4	528
Teijin Ltd.	11	215
Terumo Corp.	7	280
The Gunma Bank, Ltd.	26	79
The Hachijuni Bank, Ltd.	27	89
The Iyo Bank, Ltd.	14	85
THK Co. Ltd.	4	123
TIS Inc.	5	110
Tobu Railway Co. Ltd.	5	146
Toda Corp.	12	79
Toho Co. Ltd.	2	89
Toho Gas Co. Ltd.	3	192
Toho Holdings Co. Ltd.	4	67
Tohoku Electric Power Co. Inc.	38	314
Tokairika Co., Ltd.	5	80
Tokio Marine Holdings Inc.	20	1,028
Tokyo Broadcasting System Holdings,Inc.	6	98
Tokyo Century Corp.	1	79
Tokyo Electric Power Co. Holdings Inc. (a)	240	633
Tokyo Electron Ltd.	2	709
Tokyo Gas Co. Ltd.	23	542
Tokyo Tatemono Co. Ltd.	7	92
Tokyu Corp.	19	231
Tokyu Fudosan Holdings Corporation	30	158
Toppan Printing Co. Ltd.	21	296
Toray Industries Inc.	94	557
Toshiba Corp.	19	521
Tosoh Corp.	17	266
TOTO Ltd.	4	223
Toyo Ink SC. Holdings Co., Ltd.	3	50
Toyo Seikan Group Holdings Ltd.	15	159
Toyo Suisan Kaisha Ltd.	2	107
Toyo Tire Corporation (b)	5	77
Toyoda Gosei Co. Ltd.	5	134
Toyota Boshoku Corporation	5	78
Toyota Industries Corp.	6	493
Toyota Motor Corp.	91	6,987
Toyota Tsusho Corp.	17	699
Trend Micro Inc.	2	98
TS Tech Co.,Ltd.	4	108
TSURUHA Holdings ,Inc.	1	114
TV Asahi Holdings Corp.	3	51
Ube Industries Ltd.	9	160
Unicharm Corp.	4	171
Unipres Corp.	5	46
United Super Markets Holdings Inc.	5	50
Welcia Holdings Co.,Ltd.	1	53
West Japan Railway Co.	8	397
Yahoo! Japan Corp.	43	263
Yakult Honsha Co. Ltd.	2	96
Yamada Denki Co. Ltd.	50	265
Yamaguchi Financial Group,Inc.	13	75
Yamaha Corp.	3	188
Yamaha Motor Co. Ltd. (b)	20	407
Yamato Holdings Co. Ltd.	13	329
Yamazaki Baking Co. Ltd.	7	117
Yaskawa Electric Corp.	4	174
Yokogawa Electric Corp.	8	149
Yokohama Rubber Co. Ltd. (b)	9	129
Zeon Corporation	7	95
		134,473
Australia 16.0%
AGL Energy Limited	34	313
AMP Ltd. (a)	273	330
Ampol Limited	18	388
APA Group	22	167
Aristocrat Leisure Limited	4	95
ASX Ltd.	2	97
Aurizon Holdings Limited	75	227
AusNet Services Holdings Pty Ltd	55	74
Australia & New Zealand Banking Group Ltd.	127	2,224
Bank of Queensland Ltd.	25	148
Bendigo and Adelaide Bank Ltd.	27	194
BHP Group PLC	93	3,035
BlueScope Steel Ltd.	28	379
Boral Ltd.	63	242
Brambles Limited	31	254
CIMIC Group Limited (a)	4	80
Coca-Cola Amatil Ltd.	13	131
Coles Group Limited	28	388
Commonwealth Bank of Australia	50	3,177
Computershare Ltd.	9	107
Crown Resorts Limited	20	148
CSL Ltd.	2	513
DEXUS Funds Management Limited	24	174
Downer EDI Ltd.	42	173
Fortescue Metals Group Ltd.	35	637
Goodman Funding Pty Ltd	17	240
GPT Group	48	168
Harvey Norman Holdings Ltd.	21	77
Incitec Pivot Ltd. (a)	95	167
Insurance Australia Group Ltd.	82	296
LendLease Corp. Ltd.	29	295
Macquarie Group Limited	7	746
Medibank Private Limited	87	201
Metcash Limited	74	192
Mirvac Group	116	237
National Australia Bank Ltd.	125	2,202
Newcrest Mining Ltd.	11	216
Oil Search Ltd.	51	147
Orica Ltd.	12	137
Origin Energy Ltd.	84	307
Qantas Airways Ltd. (a)	31	117
QBE Insurance Group Ltd.	50	330
Ramsay Health Care Ltd.	2	119
Rio Tinto Ltd.	13	1,163
Santos Ltd.	41	200
Scentre Group Limited	228	488

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SIMS Limited	19	198
Sonic Health Care Ltd.	9	211
South32 Limited	213	406
Stockland	90	290
Suncorp Group Ltd.	74	552
Sydney Airport Corporation Limited (a)	10	51
Tabcorp Holdings Ltd.	64	193
Telstra Corp. Ltd.	238	549
The Star Entertainment Group Limited	48	136
Transurban Group	22	236
Treasury Wine Estates Limited	15	109
Tuas Limited (a)	4	2
United Malt Group Limited	4	12
Vicinity Centres RE Ltd	137	170
Viva Energy Australia Group Pty Ltd	81	119
Wesfarmers Ltd.	37	1,426
Westpac Banking Corporation	168	2,526
Woodside Petroleum Ltd.	44	782
Woolworths Group Ltd.	42	1,264
WorleyParsons Ltd.	11	98
		31,070
Hong Kong 6.9%
AIA Group Limited	127	1,564
ASM Pacific Technology Ltd.	7	92
Bank of East Asia Ltd.	38	82
Budweiser Brewing Company APAC Limited	14	45
Cathay Pacific Airways Limited (a) (b)	53	49
Champion Real Estate Investment Trust	85	50
China Gas Holdings Ltd.	23	92
China South City Holdings Limited	306	46
Chow Tai Fook Jewellery Group Limited	42	53
CK Asset Holdings Limited	110	564
CK Hutchison Holdings Limited	167	1,168
CK Infrastructure Holdings Limited	10	54
CLP Holdings Ltd.	51	476
Dairy Farm International Holdings Ltd.	10	42
First Pacific Company Limited	106	34
Galaxy Entertainment Group Ltd. (a)	28	218
GCL-Poly Energy Holdings Limited (a) (b)	2,390	381
Great Eagle Holdings Limited	5	14
Hang Lung Group Ltd.	35	87
Hang Lung Properties Ltd.	66	175
Hang Seng Bank Ltd.	18	309
Henderson Land Development Co. Ltd.	55	215
HK Electric Investments Limited	60	59
HKT Trust	98	127
Hong Kong & China Gas Co. Ltd.	126	189
Hong Kong Exchanges & Clearing Ltd.	5	286
Hongkong Land Holdings Ltd.	64	266
Hopson Development Holdings Limited	30	77
Hysan Development Co. Ltd.	30	110
Jardine Matheson Holdings Ltd.	8	470
Jardine Strategic Holdings Ltd.	8	187
Johnson Electric Holdings Limited	22	54
K. Wah International Holdings Ltd.	62	30
Kerry Logistics Network Limited	23	51
Kerry Properties Ltd.	47	119
Kingboard Chemical Holdings Ltd.	43	181
Kingboard Laminates Holdings Limited	38	63
Lee & Man Paper Manufacturing Ltd.	67	55
Link Real Estate Investment Trust	52	476
Luk Fook Holdings International Ltd.	17	41
Melco International Development Limited	20	39
Melco Resorts & Entertainment Ltd. - ADR (a)	10	193
MTR Corp.	43	244
New World Development Company Limited	83	386
Nine Dragons Paper (Holdings) Limited	71	101
NWS Holdings Ltd.	94	87
Pacific Century Premium Developments Limited (a)	21	2
PCCW Ltd.	175	105
Power Assets Holdings Ltd.	18	97
Sands China Ltd.	51	226
Shangri-La Asia Ltd. (a)	68	61
Shimao Property Holdings Limited	34	110
Sino Biopharmaceutical Limted	69	67
Sino Land Co.	146	190
SJM Holdings Limited	63	71
Skyworth Group Limited (a) (b)	180	50
Sun Art Retail Group Limited	45	46
Sun Hung Kai Properties Ltd.	63	820
Swire Pacific Ltd. - Class A	62	347
Swire Properties Limited	46	133
Techtronic Industries Company Limited	14	193
VTech Holdings Ltd.	8	65
WH Group Limited	430	361
Wharf Holdings Ltd.	92	248
Wharf Real Estate Investment Company Limited	60	313
Xinyi Glass Holdings Limited	38	106
Yue Yuen Industrial Holdings Ltd.	75	158
		13,470
Singapore 2.8%
Ascendas REIT	45	102
CapitaLand Ltd.	82	203
CapitaMall Trust	81	133
China Aviation Oil (Singapore) Corporation Ltd	15	12
City Developments Ltd.	21	129
ComfortDelgro Corp. Ltd.	116	147
DBS Group Holdings Ltd.	48	916
Genting Singapore Limited	173	111
Golden Agri-Resources Ltd.	555	67
Hutchison Port Holdings Trust	216	43
Jardine Cycle & Carriage Ltd.	1	21
Keppel Corporation Limited	68	275
Olam International Limited	15	18
Oversea-Chinese Banking Corporation Limited	107	818
Sembcorp Industries Ltd	69	89
Singapore Airlines Ltd. (a)	80	261
Singapore Press Holdings Ltd. (b)	107	92
Singapore Technologies Engineering Ltd.	30	86
Singapore Telecommunications Limited	305	535
StarHub Ltd	33	33
United Overseas Bank Ltd.	43	733
UOL Group Ltd.	19	108
Venture Corp. Ltd.	8	116
Wilmar International Limited	86	305
Yanlord Land Group Limited	47	40
		5,393
New Zealand 0.5%
Air New Zealand Limited (a) (b)	56	73
Auckland International Airport Limited (a)	12	64
Contact Energy Limited	26	167
Fletcher Building Ltd. (a)	67	283
Mercury NZ Limited	15	69
Meridian Energy Limited	25	135
Spark New Zealand Ltd.	51	172
		963
United States of America 0.1%
Samsonite International S.A. (a)	76	136
Macau 0.0%
MGM China Holdings Limited	19	33
Wynn Macau, Limited (a)	30	50
		83
Russian Federation 0.0%
United Company RUSAL PLC (a)	90	42
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a)	62	22
Total Common Stocks (cost $179,119)		185,652
INVESTMENT COMPANIES 2.4%
United States of America 2.4%
Vanguard MSCI Pacific ETF (b)	58	4,595
Total Investment Companies (cost $4,392)		4,595
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 4.3%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	8,205	8,205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Investment Companies 1.7%
JNL Government Money Market Fund, 0.02% (c) (d)	3,337	3,337
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	239	239
Total Short Term Investments (cost $11,781)		11,781
Total Investments 104.1% (cost $195,292)		202,028
Other Derivative Instruments 0.0%		34
Other Assets and Liabilities, Net (4.1)%		(7,988)
Total Net Assets 100.0%		194,074

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	9	March 2021	AUD	1,476	(14)	(5)
TOPIX Index	16	March 2021	JPY	283,342	—	52
					(14)	47

JNL/RAFI Fundamental Asia Developed Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	03/17/21	AUD	904	697	26
AUD/USD	GSC	03/17/21	AUD	190	147	3
AUD/USD	UBS	03/17/21	AUD	112	86	2
JPY/USD	BOA	03/17/21	JPY	223,382	2,165	15
JPY/USD	CBA	03/17/21	JPY	35,630	345	2
JPY/USD	GSC	03/17/21	JPY	25,779	250	—
					3,690	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 96.2%
United Kingdom 22.4%
3i Group plc	24	377
Anglo American PLC	37	1,246
Ashtead Group Public Limited Company	8	378
Associated British Foods PLC (a)	14	443
AstraZeneca PLC	13	1,333
Aviva PLC	200	895
Babcock International Group PLC (a)	44	170
BAE Systems PLC	85	570
Barclays PLC (a)	1,028	2,068
Barratt Developments P L C (a)	43	398
BP P.L.C.	1,706	5,914
British American Tobacco P.L.C.	78	2,886
BT Group Plc (a)	717	1,302
Bunzl Public Limited Company	7	245
Burberry Group PLC (a)	11	262
Centrica PLC (a)	851	543
Compass Group PLC (a)	36	664
DCC Public Limited Company	3	214
Diageo PLC	30	1,170
Direct Line Insurance Limited	72	314
Dixons Carphone PLC (a)	88	139
DS Smith PLC	47	240
easyJet PLC (a)	19	216
Evraz PLC	10	63
Experian PLC	7	272
Ferguson PLC	6	704
GlaxoSmithKline PLC	96	1,771
HSBC Holdings PLC (a)	1,019	5,274
Imperial Brands PLC	52	1,103
Inchcape PLC (a)	26	228
Informa Switzerland Limited (a)	29	217
Intu Properties PLC (a) (b)	156	3
ITV Plc (a)	190	280
J Sainsbury PLC	232	715
Johnson Matthey PLC	12	391
Kingfisher Plc (a)	180	665
Land Securities Group PLC	32	292
Legal & General Group PLC	183	673
Lloyds Banking Group PLC (a)	4,061	2,019
M&G PLC	145	393
Marks & Spencer Group Plc (a)	244	454
Micro Focus International PLC (a)	32	188
Mondi plc	17	408
National Grid PLC	132	1,569
Next PLC (a)	3	258
Pearson PLC (c)	37	346
Persimmon Public Limited Company	10	364
Prudential Public Limited Company (d)	49	897
Reckitt Benckiser Group PLC	12	1,032
Relx PLC	20	500
Rio Tinto PLC	38	2,843
Rolls-Royce Holdings plc (a)	164	249
Royal Mail PLC (a)	135	622
RSA Insurance Group PLC	29	272
Schroders PLC	3	149
Smith & Nephew PLC	13	276
Smiths Group PLC	10	205
SSE PLC	41	848
Standard Chartered PLC (a)	185	1,168
Standard Life Aberdeen PLC	97	376
Taylor Wimpey PLC (a)	138	314
Tesco PLC	350	1,109
The Berkeley Group Holdings PLC	4	240
The British Land Company Public Limited Company	41	275
The Royal Bank of Scotland Group Public Limited Company (a)	186	428
Travis Perkins PLC (a)	14	253
Unilever PLC	28	1,723
Unilever PLC	15	874
United Utilities Group PLC	18	226
Vodafone Group Public Limited Company	2,023	3,345
Whitbread PLC (a)	8	325
WM Morrison Supermarkets P L C	202	490
WPP 2012 Limited	82	894
		60,570
France 16.8%
Accor SA (a)	5	174
Aeroports de Paris	1	89
Air France - KLM (a) (c)	30	189
ALD (e)	4	52
Alstom (a)	5	307
Amundi (a)	1	114
Arkema	3	307
AtoS SE (a)	2	220
AXA SA	98	2,356
BNP Paribas SA (a)	66	3,513
Bollore SA	31	130
Bouygues SA	16	653
Capgemini SA	3	539
Carrefour SA	44	748
Casino Guichard Perrachon SA (a) (c)	7	213
Cie de Saint-Gobain (a)	31	1,417
Cie Generale d'Optique Essilor International SA (a)	4	684
CNP Assurances SA (a)	16	255
Compagnie Generale des Etablissements Michelin	8	989
Covivio	2	149
Credit Agricole SA (a)	69	874
Danone	14	912
Dassault Systemes SA	1	130
Eiffage (a)	3	261
Electricite de France	41	657
Engie (a)	108	1,658
Eurazeo SA (a)	2	115
Faurecia (a)	4	218
Gecina SA	1	171
Hermes International SCA	—	189
Iliad SA	—	61
Kering SA	1	467
Klepierre	10	233
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	7	1,138
Legrand SA	4	337
L'Oreal SA	2	919
LVMH Moet Hennessy Louis Vuitton SE	2	1,502
Natixis (a)	80	276
Orange SA	114	1,355
Pernod-Ricard SA	2	458
Peugeot SA (a)	40	1,108
Publicis Groupe SA	10	479
Renault SA (a)	37	1,612
Rexel (a)	27	424
Safran (a)	5	665
Sanofi SA	26	2,504
Schneider Electric SE (a)	11	1,579
SCOR (a)	8	246
Societe Generale SA (a)	105	2,204
Sodexo SA (a)	3	227
SUEZ	14	285
Thales SA	2	201
Total SA	145	6,237
Valeo	13	513
Veolia Environnement	19	466
VINCI	13	1,270
Vivendi SA	17	547
		45,596
Germany 15.1%
Adidas AG - Class N (a)	2	784
Allianz SE	13	3,201
Aurubis AG	3	267
BASF SE - Class N	46	3,623
Bayer AG - Class N	36	2,112
Bayerische Motoren Werke AG	27	2,416
Beiersdorf AG	1	138
Brenntag AG - Class N	5	393
Ceconomy AG	20	231

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Continental AG	7	1,035
Covestro AG	10	646
Daimler AG - Class N	65	4,629
Deutsche Bank Aktiengesellschaft - Class N (a)	125	1,387
Deutsche Boerse AG - Class N	1	252
Deutsche Lufthansa AG (a)	54	718
Deutsche Post AG - Class N	31	1,558
Deutsche Telekom AG - Class N	120	2,210
Dresdner Bank AG (a)	105	692
DW Property Invest GmbH	5	290
DWS Group GmbH & Co. KGaA	1	56
E.ON SE - Class N	58	640
Evonik Industries AG	8	276
Fraport AG Frankfurt Airport Services Worldwide (a)	1	86
Fresenius Medical Care AG & Co. KGaA	6	465
Fresenius SE & Co. KGaA	14	638
GEA Group AG	5	181
Hannover Rueck SE - Class N	1	219
Hapag-Lloyd Aktiengesellschaft	1	83
HeidelbergCement AG	8	637
HELLA GmbH & Co. KGaA (a)	2	127
Hochtief AG	1	114
Infineon Technologies AG - Class N	15	595
K+S Aktiengesellschaft - Class N	24	231
Kion Group AG	2	137
Knorr - Bremse Aktiengesellschaft	1	101
Merck KGaA	2	323
Muenchener Rueckversicherungs AG - Class N	4	1,292
OSRAM Licht AG (a)	3	187
RWE AG	14	611
Salzgitter AG (a)	8	206
SAP SE	10	1,336
Siemens AG - Class N	22	3,273
Siemens Energy AG (a)	9	318
Siemens Healthineers AG	2	103
Talanx Aktiengesellschaft	2	80
Telefonica Deutschland Holding AG	55	153
ThyssenKrupp AG (a)	34	335
Traton SE	3	69
TUI AG (a) (f)	42	266
Uniper SE	8	292
United Internet AG - Class N	3	122
Vonovia SE	8	574
Wacker Chemie AG	1	122
		40,830
Switzerland 9.2%
ABB Ltd. - Class N	40	1,134
Adecco Group AG - Class N	9	601
Alcon AG (a)	8	552
Baloise Holding AG - Class N	1	226
Coca-Cola HBC AG	5	147
Compagnie Financiere Richemont SA	11	1,011
Credit Suisse Group AG - Class N	82	1,074
Geberit AG - Class N	—	219
Givaudan SA - Class N	—	280
Glencore PLC (a)	1,054	3,362
Julius Bar Gruppe AG - Class N	4	226
Kühne + Nagel International AG	1	258
LafargeHolcim Ltd.	20	1,091
Lonza Group AG	—	285
Nestle SA - Class N	40	4,721
Novartis AG - Class N	33	3,089
SGS SA - Class N	—	220
Sika AG	1	259
STMicroelectronics NV	8	305
Swatch Group AG	2	506
Swiss Life Holding AG - Class N	1	441
Swiss Re AG	12	1,124
Swisscom AG - Class N	1	364
UBS Group AG	126	1,805
Zurich Insurance Group AG - Class N	4	1,579
		24,879
Netherlands 8.8%
ABN AMRO Bank N.V. - DUTCHCERT	78	766
Aegon NV	175	693
Airbus SE (a)	8	867
Akzo Nobel N.V.	6	604
ASML Holding	2	928
ASR Nederland N.V.	6	231
CNH Industrial N.V. (a)	37	465
Fiat Chrysler Automobiles N.V. (a)	101	1,817
Heineken Holding N.V.	2	228
Heineken NV	3	358
ING Groep N.V.	220	2,064
Koninklijke Ahold Delhaize N.V.	50	1,417
Koninklijke DSM N.V.	3	511
Koninklijke KPN N.V.	108	330
Koninklijke Philips N.V.	17	905
NN Group N.V.	15	635
Prosus N.V. (a)	1	115
Randstad NV	6	397
Royal Dutch Shell PLC - Class A	513	9,061
Signify N.V.	9	361
Unibail-Rodamco SE (c)	12	897
Wolters Kluwer NV - Class C	3	237
		23,887
Spain 6.3%
Acciona,S.A.	1	112
ACS, Actividades de Construccion y Servicios, S.A.	12	382
AENA, S.M.E., S.A. (a)	1	217
Amadeus IT Group SA	5	356
Banco Bilbao Vizcaya Argentaria, S.A.	480	2,377
Banco de Sabadell, S.A. (a)	864	373
Banco Santander, S.A.	1,576	4,894
Bankia SA	115	203
CaixaBank, S.A.	145	374
Endesa SA	14	382
Ferrovial, S.A.	7	196
Grifols, S.A.	6	172
Iberdrola, Sociedad Anonima	148	2,109
Industria de Diseno Textil, S.A.	19	593
International Consolidated Airlines Group, S.A. - ADR (c)	93	405
MAPFRE, S.A.	65	127
Naturgy Energy Group SA	23	541
Red Electrica Corporacion, S.A.	10	208
Repsol SA	158	1,601
Siemens Gamesa Renewable Energy, S.A.	3	102
Telefonica SA	368	1,463
		17,187
Italy 4.4%
A2A SpA	62	99
Assicurazioni Generali SpA	49	849
Atlantia SpA (a)	16	285
Banca Monte dei Paschi di Siena S.p.A. (a) (c)	37	47
Banco BPM Societa' Per Azioni	134	298
Enel SpA	214	2,164
ENI SpA	236	2,467
Intesa Sanpaolo SpA	909	2,130
Leonardo S.p.A.	21	154
Mediobanca SpA (a)	28	261
Pirelli & C. S.p.A. (a) (c)	21	116
Poste Italiane - Societa' Per Azioni	13	133
Saipem S.p.A. (c)	44	120
Snam Rete Gas SpA	43	245
Telecom Italia SpA	1,717	794
Terna – Rete Elettrica Nazionale S.p.A.	25	189
UniCredit S.p.A. (a)	141	1,319
Unipol Gruppo Finanziario S.P.A.	33	160
UnipolSai Assicurazioni S.p.A.	27	71
		11,901
Sweden 3.1%
Aktiebolaget Electrolux - Class B	8	190
Aktiebolaget SKF - Class B	14	359
Aktiebolaget Volvo - Class B (a)	44	1,028
Assa Abloy AB - Class B	13	325
Atlas Copco Aktiebolag - Class A	11	552
Boliden AB	10	362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Electrolux Professional AB (publ) - Class B (a)	3	15
Essity Aktiebolag (publ)	11	345
Hennes & Mauritz AB - Class B (a)	29	612
Hexagon Aktiebolag - Class B	3	257
ICA Gruppen Aktiebolag	3	139
Sandvik AB (a)	21	524
Securitas AB - Class B	11	179
Skandinaviska Enskilda Banken AB - Class A (a)	50	514
Skanska AB - Class B	13	325
SSAB AB - Class A (a)	67	238
Svenska Handelsbanken AB - Class A	49	496
Swedbank AB - Class A	43	760
Tele2 AB - Class B	11	148
Telefonaktiebolaget LM Ericsson - Class B	59	699
Telia Co. AB	102	422
		8,489
Finland 2.1%
Fortum Oyj	13	316
Kesko Oyj - Class B	11	293
Kone Corporation	4	332
Neste Oyj	6	446
Nokia Oyj (a)	186	719
Nordea Bank ABP	200	1,643
Sampo Oyj - Class A	13	539
Stora Enso Oyj - Class R	22	428
UPM-Kymmene Oyj	19	712
Wartsila Oyj	20	203
		5,631
Denmark 1.5%
A P Moller - Maersk A/S - Class B	—	739
Carlsberg A/S - Class B	2	272
Coloplast A/S - Class B	1	102
Danske Bank A/S (a)	37	616
DSV Panalpina A/S	1	235
ISS A/S	12	201
Novo Nordisk A/S - Class B	14	981
Novozymes A/S - Class B	3	149
Orsted A/S	1	302
Vestas Wind Systems A/S	2	583
		4,180
Belgium 1.5%
ageas SA/NV	9	474
Anheuser-Busch InBev	26	1,822
Colruyt SA	2	117
KBC Groep NV	10	677
Proximus	6	125
Solvay SA	4	422
UCB SA	2	185
Umicore	5	219
		4,041
Norway 1.4%
DNB Bank ASA	33	638
Equinor ASA	64	1,081
Gjensidige Forsikring ASA	4	82
Mowi ASA	11	253
Norsk Hydro ASA	102	475
Orkla ASA	19	195
Subsea 7 S.A. (a)	22	228
Telenor ASA	23	389
Yara International ASA	10	423
		3,764
Luxembourg 1.1%
ArcelorMittal (a)	86	1,992
Millicom International Cellular SA - SDR	7	270
RTL Group SA (a)	2	105
SES S.A. - DRC	32	300
Tenaris SA	27	214
		2,881
Ireland 0.9%
AIB Group Public Limited Company (a)	71	147
Bank of Ireland Group Public Limited Company (a)	74	297
CRH Plc	25	1,022
Kerry Group Plc	2	232
Ryanair Holdings Plc - ADR (a)	5	526
Smurfit Kappa Funding Designated Activity Company	7	324
		2,548
Australia 0.6%
BHP Group PLC	58	1,541
Austria 0.5%
Erste Group Bank AG	14	438
OMV AG	9	350
Raiffeisen Bank International AG (a)	7	152
Strabag SE	—	17
Telekom Austria Aktiengesellschaft	3	25
Verbund AG	1	72
Voestalpine AG	10	365
		1,419
Portugal 0.3%
Energias de Portugal SA	81	510
Galp Energia, SGPS, S.A.	23	248
Jeronimo Martins, SGPS, S.A.	6	103
		861
United States of America 0.1%
Carnival Plc (a)	16	302
Chile 0.1%
Antofagasta PLC	9	179
Total Common Stocks (cost $258,554)		260,686
PREFERRED STOCKS 2.7%
Germany 1.4%
Henkel AG & Co. KGaA (g)	6	720
Porsche Automobil Holding SE (g)	4	267
Schaeffler AG	12	98
Volkswagen AG (g)	14	2,581
		3,666
Switzerland 1.3%
Lindt & Spruengli AG	—	244
Roche Holding AG	9	3,087
Schindler Holding AG	1	197
		3,528
Total Preferred Stocks (cost $6,110)		7,194
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a)	148	51
Total Rights (cost $53)		51
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.07% (d) (h)	1,277	1,277
Investment Companies 0.1%
JNL Government Money Market Fund, 0.02% (d) (h)	409	409
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (i) (j)	210	210
Total Short Term Investments (cost $1,896)		1,896
Total Investments 99.6% (cost $266,613)		269,827
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net 0.4%		1,005
Total Net Assets 100.0%		270,843

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) All or a portion of the security was on loan as of December 31, 2020.

(d) Investment in affiliate.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $52 and 0.0% of the Fund.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Europe Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	1,153	—	163	17	(45)	(48)	897	0.3

JNL/RAFI Fundamental Europe Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	06/25/19	360	266	0.1

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	21	March 2021	EUR	741	—	6
FTSE 100 Index	5	March 2021	GBP	325	(6)	(6)
					(6)	—

JNL/RAFI Fundamental Europe Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BMO	03/17/21	EUR	460	562	3
EUR/USD	CBA	03/17/21	EUR	70	86	—
EUR/USD	CIT	03/17/21	EUR	392	479	(1)
EUR/USD	CIT	03/17/21	EUR	842	1,030	1
GBP/USD	BMO	03/17/21	GBP	269	368	9
GBP/USD	CIT	03/17/21	GBP	385	526	10
GBP/USD	SGA	03/17/21	GBP	189	259	4
USD/DKK	UBS	01/04/21	DKK	(127)	(21)	—
USD/EUR	BMO	03/17/21	EUR	(141)	(172)	(1)
USD/EUR	BMO	03/17/21	EUR	(176)	(216)	—
USD/EUR	BOA	03/17/21	EUR	(175)	(214)	1
USD/EUR	CBA	03/17/21	EUR	(35)	(43)	—
USD/EUR	CIT	03/17/21	EUR	(35)	(43)	—
USD/EUR	RBC	03/17/21	EUR	(141)	(172)	(1)
USD/EUR	RBC	03/17/21	EUR	(214)	(262)	2
USD/EUR	SCB	03/17/21	EUR	(533)	(652)	3
USD/EUR	SGA	03/17/21	EUR	(106)	(129)	(1)
USD/GBP	BMO	03/17/21	GBP	(261)	(357)	(5)
USD/GBP	BMO	03/17/21	GBP	(195)	(267)	—
USD/GBP	BOA	03/17/21	GBP	(70)	(95)	—
USD/GBP	JPM	03/17/21	GBP	(66)	(90)	(3)
USD/GBP	SCB	03/17/21	GBP	(129)	(176)	(2)
USD/GBP	SGA	03/17/21	GBP	(66)	(90)	(2)
USD/SEK	UBS	01/04/21	SEK	(477)	(58)	—
					253	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 18.1%
AAR Corp.	6	205
ABM Industries Incorporated	8	294
ACCO Brands Corporation	13	114
Acuity Brands, Inc.	8	1,026
ADT, Inc.	21	168
Air Lease Corporation - Class A	18	804
Allegiant Travel Company (a)	3	546
Allison Systems, Inc.	22	953
Altra Industrial Motion Corp.	7	400
AMERCO (a)	1	462
AO Smith Corp.	16	904
Apogee Enterprises, Inc.	6	176
Applied Industrial Technologies, Inc.	5	363
Arcosa, Inc.	7	371
Armstrong World Industries, Inc.	4	267
ASGN Incorporated (a)	6	480
Atlas Air Worldwide Holdings, Inc. (a)	11	582
Avis Budget Group, Inc. (a)	33	1,218
Barnes Group Inc.	5	252
Beacon Roofing Supply, Inc. (a)	11	445
Boise Cascade Company	7	317
Brady Corp. - Class A	5	248
BrightView Holdings, Inc. (a)	3	47
Builders FirstSource, Inc. (a)	12	488
BWXT Government Group, Inc.	7	426
Carlisle Cos. Inc.	8	1,182
Clean Harbors Inc. (a)	6	472
Colfax Corp. (a)	20	748
Comfort Systems USA Inc.	5	284
Copart Inc. (a)	6	767
CoreLogic, Inc.	9	667
CoStar Group, Inc. (a)	1	601
Covanta Holding Corporation	21	279
Crane Co.	7	571
Curtiss-Wright Corp.	5	618
Deluxe Corp.	8	240
Donaldson Co. Inc.	9	522
Dycom Industries, Inc. (a)	8	613
EMCOR Group, Inc.	8	703
Encore Wire Corp.	2	134
Enerpac Tool Group Corp. - Class A	8	173
EnerSys	5	421
EnPro Industries, Inc.	2	162
Equifax Inc.	8	1,496
Flowserve Corporation	23	853
Forward Air Corp.	3	243
Franklin Electric Co. Inc.	4	265
FTI Consulting Inc. (a)	4	443
Gates Industrial Corporation PLC (a)	6	78
GATX Corporation	6	484
Generac Holdings Inc. (a)	2	519
GMS Inc. (a)	7	225
Graco Inc.	11	819
Granite Construction Incorporated	12	316
Greenbrier Cos. Inc.	10	361
Griffon Corporation	6	123
Hawaiian Holdings, Inc. (a)	23	408
Healthcare Services Group Inc.	12	332
Heartland Express Inc.	7	121
HEICO Corp.	3	415
Herc Holdings Inc. (a)	5	314
Herman Miller Inc.	11	389
Hexcel Corp. (a)	17	808
Hillenbrand Inc.	10	402
HNI Corp.	4	148
HUB Group Inc. - Class A (a)	6	318
Hubbell Inc.	6	973
Hyster-Yale Materials Handling Inc. - Class A	1	75
IAA Spinco Inc. (a)	9	576
IDEX Corporation	6	1,120
Ingersoll Rand Inc. (a)	8	374
ITT Industries Holdings, Inc.	10	749
JELD-WEN Holding, Inc. (a)	12	313
Kaman Corp.	4	229
KAR Auction Services, Inc. (a)	18	329
Kelly Services Inc. - Class A (a)	5	99
Kennametal Inc.	13	481
Kirby Corp. (a)	11	587
Knight-Swift Transportation Holdings Inc. - Class A	23	960
Korn Ferry	7	296
Landstar System Inc.	6	753
Lennox International Inc.	3	768
Lincoln Electric Holdings Inc.	7	806
Macquarie Infrastructure Corporation	16	595
Masco Corporation	24	1,328
Masonite International Corporation (a)	4	383
MasTec Inc. (a)	12	823
Matson Intermodal - Paragon, Inc.	4	256
Matthews International Corp. - Class A	4	106
Meritor, Inc. (a)	11	305
Middleby Corp. (a)	6	738
Moog Inc. - Class A	4	308
MRC Global Inc. (a)	20	131
MSA Safety Inc.	2	313
MSC Industrial Direct Co. - Class A	8	676
Mueller Industries Inc.	5	167
Nordson Corp.	4	718
Now, Inc. (a)	26	186
Nvent Electric Public Limited Company	22	512
Old Dominion Freight Line Inc.	6	1,166
Oshkosh Corp.	11	984
Parsons Corporation (a)	3	100
Pentair Public Limited Company	22	1,172
Primoris Services Corporation	5	151
Regal-Beloit Corp.	6	689
Resideo Technologies, Inc. (a)	29	613
Rexnord Corporation	11	435
Rollins Inc.	8	319
Rush Enterprises Inc. - Class A	5	224
Saia, Inc. (a)	2	441
Schneider National, Inc. - Class B	13	263
Sensata Technologies Holding PLC (a)	18	965
Simpson Manufacturing Co. Inc.	4	380
SkyWest Inc. (a)	11	442
Spirit Airlines Inc. (a)	31	754
SPX Flow, Inc. (a)	5	267
Steelcase Inc. - Class A	15	204
Stericycle Inc. (a)	9	609
Stock Building Supply Holdings, LLC (a)	9	502
Teledyne Technologies Inc. (a)	2	743
Terex Corp. (a)	19	652
Tetra Tech, Inc.	5	557
Timken Co.	13	970
Toro Co.	9	822
TransUnion	6	562
Trinity Industries Inc.	23	604
Tutor Perini Corp. (a)	12	159
Uber Technologies, Inc. (a)	15	765
UFP Industries, Inc.	7	397
UniFirst Corp.	2	355
Univar Solutions Inc. (a)	36	686
Valmont Industries Inc.	3	467
Verisk Analytics, Inc.	5	1,070
Wabtec Corp.	13	933
Watsco Inc.	4	920
Watts Water Technologies Inc. - Class A	3	346
Werner Enterprises Inc.	9	353
WESCO International, Inc. (a)	19	1,522
Woodward Governor Co.	6	747
XPO Logistics, Inc. (a)	15	1,760
Xylem Inc.	14	1,393
		75,089
Consumer Discretionary 14.6%
Abercrombie & Fitch Co. - Class A (a)	45	926
Acushnet Holdings Corp.	5	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Adtalem Global Education Inc. (a)	9	317
American Axle & Manufacturing Holdings, Inc. (a)	42	348
American Eagle Outfitters, Inc.	74	1,477
Asbury Automotive Group, Inc. (a)	5	696
AutoZone, Inc. (a)	1	984
Bloomin' Brands, Inc.	29	554
Boyd Gaming Corporation (a)	12	497
Bright Horizons Family Solutions Inc. (a)	3	556
Brinker International Inc. (a)	15	848
Brunswick Corp.	14	1,059
Buckle Inc.	10	306
Burlington Stores Inc. (a)	3	713
Carter's Inc. (a)	9	871
Cheesecake Factory Inc. (a)	17	639
Childrens Place Retail Stores Inc. (a) (b)	9	438
Churchill Downs Inc.	3	552
Columbia Sportswear Co. (a)	4	359
Cooper Tire & Rubber Co.	8	322
Core-Mark Holding Co. Inc.	6	172
Cracker Barrel Old Country Store, Inc. (a)	5	655
Dana Holding Corp. (a)	34	660
Deckers Outdoor Corp. (a)	3	888
Designer Brands Inc. - Class A	33	254
Domino's Pizza, Inc.	3	1,080
Dorman Products Inc. (a)	3	283
Extended Stay America, Inc.	42	616
Gentex Corp.	33	1,136
G-III Apparel Group, Ltd. (a)	22	515
Graham Holdings Co. - Class B	1	374
Grand Canyon Education, Inc. (a)	4	372
Group 1 Automotive Inc.	5	719
Groupon, Inc. (a)	12	444
Guess Inc.	21	478
H & R Block, Inc.	41	649
Hanesbrands Inc.	85	1,235
Harley-Davidson, Inc.	43	1,566
Helen of Troy Ltd (a)	3	623
Hilton Grand Vacations Inc. (a)	12	387
Houghton Mifflin Harcourt Company (a)	40	132
International Game Technology PLC	42	712
Jack in the Box Inc.	7	693
KB Home	16	533
Kontoor Brands, Inc.	16	669
Laureate Education Inc. - Class A (a)	18	257
La-Z-Boy Inc.	6	258
LCI Industries	3	365
Leggett & Platt Inc.	23	1,023
Levi Strauss & Co. - Class A	6	117
Lithia Motors Inc. - Class A	4	1,224
M/I Homes, Inc. (a)	6	255
Marriott Vacations Worldwide Corporation (a)	7	904
Mattel, Inc. (a)	72	1,259
MDC Holdings Inc.	10	476
Meritage Homes Corporation (a)	7	554
Monro Inc.	5	269
Murphy USA Inc.	7	927
Office Depot, Inc. (a)	9	262
Ollie's Bargain Outlet Holdings Inc. (a)	3	243
Papa John's International Inc.	3	250
Penn National Gaming Inc. (a)	8	705
Polaris Industries Inc.	11	1,008
Pool Corporation	2	639
Red Rock Resorts, Inc. - Class A (a)	9	225
Sally Beauty Holdings, Inc. (a)	35	456
Seaworld Entertainment, Inc. (a)	8	258
Service Corp. International	15	713
Signet Jewelers Limited (a)	38	1,028
Six Flags Operations Inc.	29	992
Skechers U.S.A. Inc. - Class A (a)	21	764
Sonic Automotive, Inc. - Class A	8	305
Steven Madden Ltd. (a)	15	528
Taylor Morrison Home II Corporation - Class A (a)	28	728
Tempur Sealy International, Inc. (a)	16	428
Tenneco Inc. - Class A (a)	28	299
Terminix Global Hldgs Inc. (a)	11	544
Tesla Inc. (a)	3	1,894
Texas Roadhouse Inc. - Class A (a)	8	632
The Aaron's Company, Inc. (a)	6	108
The Wendy's Company	36	793
Thor Industries Inc.	13	1,254
TopBuild Corp. (a)	3	536
TRI Pointe Homes, Inc. (a)	35	604
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,183
Under Armour Inc. - Class A (a)	55	942
Urban Outfitters Inc. (a)	31	783
Vail Resorts, Inc. (a)	3	774
Williams-Sonoma Inc.	12	1,203
Wolverine World Wide, Inc.	12	374
Wyndham Destinations, Inc.	18	787
Wyndham Hotels & Resorts, Inc.	8	496
Wynn Resorts Ltd. (a)	13	1,429
		60,564
Financials 13.7%
Affiliated Managers Group, Inc.	9	947
American Equity Investment Life Holding Company	15	418
American Financial Group, Inc.	11	975
American National Group, Inc.	1	70
Artisan Partners Asset Management Inc. - Class A	7	362
Associated Banc-Corp	28	484
Assurant, Inc.	7	1,014
Atlantic Union Bank	7	217
BancorpSouth Bank	10	278
Bank of Hawaii Corporation	5	397
Bank OZK	19	597
BankUnited, Inc.	18	626
Banner Corporation	4	191
BGC Partners, Inc. - Class A	50	202
Blackstone Mortgage Trust, Inc. - Class A	19	526
BOK Financial Corporation	5	313
Brown & Brown Inc.	16	767
Cannae Holdings, Inc. (a)	9	386
Capitol Federal Financial	11	132
Cathay General Bancorp	6	206
CNO Financial Group, Inc.	24	525
Cohen & Steers, Inc.	2	157
Columbia Banking System Inc.	8	275
Commerce Bancshares Inc.	8	513
Community Bank System Inc.	4	281
Credit Acceptance Corp. (a) (b)	1	346
Cullen/Frost Bankers Inc.	7	631
CVB Financial Corp.	11	212
East West Bancorp, Inc.	19	940
Eaton Vance Corp.	11	759
Erie Indemnity Company - Class A	1	326
Essent Group Ltd.	9	392
Evercore Inc. - Class A	8	878
FactSet Research Systems Inc.	1	430
FBL Financial Group, Inc. - Class A	1	31
Federated Investors, Inc. - Class B	14	400
First American Financial Corporation	17	878
First Citizens BancShares, Inc. - Class A	1	296
First Financial Bancorp.	8	137
First Hawaiian, Inc.	21	498
First Horizon National Corporation	95	1,208
First Interstate BancSystem, Inc. - Class A	4	181
First Midwest Bancorp, Inc.	13	201
First Republic Bank	11	1,561
FirstCash, Inc.	5	353
Flagstar Bancorp, Inc.	6	238
FNB Corp.	49	463
Fulton Financial Corp.	21	274
Glacier Bancorp, Inc.	7	310
Great Western Bancorp Inc.	10	207
Hancock Whitney Co.	12	403
Hanover Insurance Group Inc.	5	601
Hilltop Holdings Inc.	10	265
Home BancShares, Inc.	16	318
Hope Bancorp, Inc.	18	201
Houlihan Lokey Inc. - Class A	4	237

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Independence Holdings, LLC	16	788
Interactive Brokers Group, Inc. - Class A	1	85
International Bancshares Corporation	4	154
Investors Bancorp, Inc.	37	391
Janus Henderson Group PLC	32	1,041
Kemper Corp.	5	415
Ladder Capital Corp - Class A	22	212
LPL Financial Holdings Inc.	11	1,104
MarketAxess Holdings Inc.	1	345
Mercury General Corp.	6	297
MFA Financial, Inc.	183	711
MGIC Investment Corp.	69	870
Moelis & Company LLC - Class A	6	304
Morningstar Inc.	1	280
MSCI Inc. - Class A	2	944
NASDAQ Inc.	8	1,000
National General Holdings Corp.	8	268
Nelnet, Inc. - Class A	1	107
New York Community Bancorp Inc. - Series A	86	904
Northwest Bancshares Inc.	16	201
Old National Bancorp	18	300
PacWest Bancorp	25	628
PennyMac Financial Services, Inc.	3	217
People's United Financial Inc.	76	978
Pinnacle Financial Partners, Inc.	9	564
Primerica, Inc.	4	559
ProAssurance Corporation	7	128
PROG Holdings, Inc. (a)	10	564
Prosperity Bancshares Inc.	9	612
Radian Group Inc.	34	681
Renasant Corporation	6	198
RLI Corp.	3	357
SEI Investments Co.	13	721
Selective Insurance Group Inc.	6	405
Signature Bank	6	805
Simmons First National Corp. - Class A	12	257
SLM Corporation	56	697
South State Corp.	5	395
Sterling Bancorp	36	650
Stewart Information Services Corp.	4	200
Stifel Financial Corp.	12	585
SVB Financial Group (a)	3	1,287
Synovus Financial Corp.	26	853
TCF Financial Corporation	14	518
Texas Capital Bancshares, Inc. (a)	8	503
TFS Financial Corporation	4	69
The PRA Group, Inc. (a)	6	235
Tradeweb Markets Inc. - Class A	3	164
Trustmark Corp.	6	172
Two Harbors Investment Corp.	86	547
Ubiquiti Inc.	—	89
UMB Financial Corp.	5	312
Umpqua Holdings Corp.	35	524
United Bankshares Inc.	13	412
Valley National Bancorp	43	424
Virtu Financial Inc. - Class A	6	144
Waddell & Reed Financial Inc. - Class A	22	549
Walker & Dunlop, Inc.	4	370
Washington Federal Inc.	9	238
Webster Financial Corp.	13	551
WesBanco Inc.	5	147
Western Alliance Bancorp	8	510
White Mountains Insurance Group Ltd	—	298
Wintrust Financial Corporation	8	509
Zions Bancorp	32	1,406
		56,787
Information Technology 12.7%
ACI Worldwide, Inc. (a)	10	370
Advanced Micro Devices, Inc. (a)	6	514
Akamai Technologies, Inc. (a)	12	1,303
Amkor Technology, Inc.	17	250
ANSYS, Inc. (a)	3	1,062
Arista Networks, Inc. (a)	1	416
Aspen Technology, Inc. (a)	3	357
Autodesk, Inc. (a)	2	742
Belden Inc.	7	288
Benchmark Electronics, Inc.	6	163
Black Knight, Inc. (a)	6	560
Booz Allen Hamilton Holding Corporation - Class A	9	827
Broadridge Financial Solutions, Inc.	8	1,204
CACI International Inc. - Class A (a)	3	717
Cadence Design Systems Inc. (a)	8	1,155
CDK Global, Inc.	15	755
Ciena Corp. (a)	11	604
Cirrus Logic Inc. (a)	8	627
Cognex Corp.	7	557
Coherent Inc. (a)	3	404
CommScope Holding Company, Inc. (a)	59	797
Conduent Inc. (a)	46	221
Cree, Inc. (a)	11	1,194
Diodes Inc. (a)	4	268
Dolby Laboratories, Inc. - Class A	5	530
EchoStar Corp. - Class A (a)	7	154
Entegris, Inc.	5	479
EPAM Systems, Inc. (a)	1	477
Euronet Worldwide Inc. (a)	4	584
Fair Isaac Corporation (a)	1	458
First Solar, Inc. (a)	12	1,221
FleetCor Technologies Inc. (a)	4	1,203
FLIR Systems Inc.	18	798
Fortinet, Inc. (a)	3	383
Gartner Inc. (a)	5	743
Genpact Limited	19	773
Global Payments Inc.	8	1,720
II-VI Incorporated (a)	6	434
Insight Enterprises, Inc. (a)	6	489
InterDigital Communications, Inc.	4	274
IPG Photonics Corporation (a)	2	562
Itron Inc. (a)	4	341
J2 Cloud Services, LLC (a)	5	491
Jack Henry & Associates Inc.	5	770
KBR, Inc.	24	735
Keysight Technologies, Inc. (a)	6	780
Knowles Corporation (a)	15	269
Littelfuse Inc.	2	487
Liveramp, Inc. (a)	8	609
Manhattan Associates Inc. (a)	4	390
Mantech International Corp. - Class A	4	333
Marvell Technology Group Ltd	40	1,907
MAXIMUS Inc.	7	547
MKS Instruments, Inc.	5	732
National Instruments Corp.	10	445
NCR Corporation (a)	22	825
NetScout Systems, Inc. (a)	10	286
Nuance Communications, Inc. (a)	11	483
On Semiconductor Corporation (a)	52	1,712
PC Connection, Inc. (a)	3	124
Pegasystems Inc.	1	151
Perspecta Inc.	19	470
Plexus Corp. (a)	4	280
PTC Inc. (a)	4	435
Sabre Corporation (a)	77	927
Sanmina Corp. (a)	10	306
ScanSource Inc. (a)	2	64
Science Applications International Corp.	8	786
Silicon Laboratories Inc. (a)	3	346
SolarWinds Corporation (a)	4	54
SS&C Technologies Holdings, Inc.	11	809
Super Micro Computer, Inc. (a)	6	200
Sykes Enterprises Inc. (a)	4	167
Synaptics Incorporated (a)	5	501
Synopsys Inc. (a)	5	1,305
Teradata Corporation (a)	26	576
Teradyne Inc.	11	1,277
Trimble Inc. (a)	17	1,142
TTM Technologies, Inc. (a)	23	312
Tyler Technologies Inc. (a)	1	345
Verint Systems Inc. (a)	5	348
VeriSign, Inc. (a)	3	677

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
ViaSat, Inc. (a)	8	268
Vishay Intertechnology Inc.	22	465
Wex, Inc. (a)	2	459
Workday, Inc. - Class A (a)	1	237
Zebra Technologies Corp. - Class A (a)	2	643
		52,453
Real Estate 12.3%
Acadia Realty Trust (a)	14	198
Alexander & Baldwin, LLC	9	154
Alexandria Real Estate Equities, Inc.	8	1,441
American Campus Communities, Inc.	20	876
American Homes 4 Rent - Class A	21	635
Apartment Income REIT Corp. (a)	14	528
Apartment Investment and Management Company - Class A	12	62
Apollo Commercial Real Estate Finance, Inc.	25	277
Apple Hospitality REIT, Inc. (a)	51	656
Brandywine Realty Trust	37	436
Brixmor Property Group Inc.	59	984
Camden Property Trust	9	947
Chimera Investment Corporation	61	623
Colony Capital, Inc. - Class A (a)	99	476
Colony Credit Real Estate, Inc. - Class A (a)	11	85
Columbia Property Trust Inc.	17	244
CoreCivic, Inc. (a)	27	180
Corporate Office Properties Trust	15	398
Cousins Properties Incorporated	13	452
CubeSmart	16	547
Cushman & Wakefield PLC (a)	11	165
Cyrusone LLC	7	497
DiamondRock Hospitality Co. (a)	54	443
Diversified Healthcare Trust	34	141
Douglas Emmett, Inc.	17	485
Duke Realty Corp.	29	1,169
EastGroup Properties Inc.	2	260
Empire State Realty Trust Inc. - Class A	39	363
EPR Properties (a)	16	516
Equity Commonwealth (a)	13	365
Equity Lifestyle Properties, Inc.	8	477
Extra Space Storage Inc.	8	933
Federal Realty Investment Trust	8	711
First Industrial Realty Trust, Inc.	9	372
Gaming and Leisure Properties, Inc.	18	769
Healthcare Realty Trust Inc.	14	404
Healthcare Trust of America, Inc. - Class A	23	647
Highwoods Properties Inc.	15	585
Hudson Pacific Properties Inc.	21	515
Invesco Mortgage Capital Inc. (b)	98	331
Invitation Homes Inc.	43	1,268
JBG Smith Properties	12	367
Kennedy-Wilson Holdings Inc.	10	170
Kilroy Realty Corporation	12	686
Kimco Realty Corporation	83	1,244
Kite Realty Naperville, LLC	14	204
Lamar Advertising Co. - Class A	10	813
Lexington Realty Trust	32	345
Life Storage Inc.	5	565
Macerich Co. (b)	90	958
Mack-Cali Realty Corporation (a)	15	181
Medical Properties Trust, Inc.	41	890
MGM Growth Properties LLC - Class A	5	164
National Health Investors, Inc.	4	303
National Retail Properties, Inc.	18	734
New York Mortgage Trust Inc.	77	284
Office Properties Income Trust	6	133
Omega Healthcare Investors, Inc.	25	903
OUTFRONT Media Inc. (a)	35	680
Paramount Group, Inc.	43	386
Pebblebrook Hotel Trust	36	672
PennyMac Mortgage Investment Trust	20	356
Physicians Realty Trust	21	377
Piedmont Office Realty Trust Inc. - Class A	20	332
PotlatchDeltic Corp.	8	376
PS Business Parks, Inc.	2	225
Rayonier Inc.	14	415
Realogy Holdings Corp. (a)	49	647
Redwood Trust Inc.	35	308
Regency Centers Corp.	20	922
Retail Opportunity Investments Corp. (a)	21	287
Retail Properties of America, Inc. - Class A	39	332
RLJ III-EM Columbus Lessee, LLC	40	563
Ryman Hospitality Properties, Inc. (a)	8	535
Sabra Health Care REIT, Inc.	30	517
SBA Communications Corporation	1	310
Service Properties Trust	40	463
SITE Centers Corp.	37	375
SL Green Realty Corp.	23	1,348
Spirit Realty Capital, Inc.	14	548
STAG Industrial, Inc.	10	325
Starwood Property Trust, Inc.	52	1,004
STORE Capital Corp.	20	695
Sun Communities Inc.	5	757
Sunstone Hotel Investors Inc. (a)	59	669
Tanger Factory Outlet Centers Inc. (a) (b)	40	397
The GEO Group, Inc. (b)	39	350
The Howard Hughes Corporation (a)	6	463
UDR, Inc.	23	883
Uniti Group Inc.	44	514
Urban Edge Properties	16	202
VICI Properties Inc.	42	1,078
W.P. Carey Inc.	15	1,047
Washington REIT	9	197
Weingarten Realty Investors	19	414
Xenia Hotels & Resorts Inc. (a)	16	248
		50,776
Health Care 7.7%
Acadia Healthcare Company, Inc. (a)	13	632
Align Technology, Inc. (a)	2	949
Allscripts Healthcare Solutions, Inc. (a)	31	451
Amedisys, Inc. (a)	1	349
AMN Healthcare Services, Inc. (a)	5	365
BioMarin Pharmaceutical Inc. (a)	5	402
Bio-Rad Laboratories, Inc. - Class A (a)	1	656
Bio-Techne Corporation	1	386
Brookdale Senior Living Inc. (a)	42	187
Bruker Corp.	6	350
Catalent Inc. (a)	4	461
Charles River Laboratories International Inc. (a)	2	484
Chemed Corporation	1	530
Cooper Cos. Inc.	2	873
Covetrus, Inc. (a)	26	739
Edwards Lifesciences Corporation (a)	12	1,121
Elanco Animal Health (a)	36	1,098
Encompass Health Corporation	9	743
Globus Medical Inc. - Class A (a)	4	277
Haemonetics Corp. (a)	3	313
Hill-Rom Holdings Inc.	5	524
Hologic Inc. (a)	16	1,164
Illumina, Inc. (a)	3	1,274
Incyte Corporation (a)	3	299
LHC Group, Inc. (a)	2	336
Magellan Health Services Inc. (a)	4	311
Masimo Corp. (a)	2	431
Mednax, Inc. (a)	23	567
Mettler-Toledo International Inc. (a)	1	1,291
Molina Healthcare, Inc. (a)	5	1,165
Myriad Genetics, Inc. (a)	18	361
National Healthcare Corp.	1	49
OPKO Health, Inc. (a) (b)	66	259
Patterson Cos. Inc.	23	685
PerkinElmer Inc.	6	916
PRA Health Sciences, Inc. (a)	3	372
Premier Healthcare Solutions, Inc. - Class A	7	259
ResMed Inc.	5	1,151
Select Medical Holdings Corporation (a)	14	379
Steris Limited	5	1,035
Syneos Health, Inc. - Class A (a)	7	503
Teleflex Incorporated	2	749
Tenet Healthcare Corporation (a)	27	1,097

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
United Therapeutics Corporation (a)	9	1,336
Varian Medical Systems, Inc. (a)	7	1,203
Vertex Pharmaceuticals Incorporated (a)	2	585
Waters Corp. (a)	6	1,483
West Pharmaceutical Services Inc.	2	638
		31,788
Materials 6.8%
Albemarle Corporation	14	2,072
Allegheny Technologies Incorporated (a)	39	652
AptarGroup, Inc.	5	639
ARD Holdings S.A. - Class A	—	8
Ashland Global Holdings Inc.	10	798
Avery Dennison Corporation	8	1,309
Avient Corporation	16	634
Axalta Coating Systems Ltd. (a)	22	620
Ball Corporation	17	1,553
Berry Global Group, Inc. (a)	15	831
Cabot Corp.	7	323
Carpenter Technology Corp.	10	278
Commercial Metals Co.	28	573
Compass Minerals International, Inc.	5	317
Crown Holdings Inc. (a)	9	868
Domtar Corp. (a)	21	670
Eagle Materials Inc. (a)	6	621
Element Solutions, Inc.	29	513
FMC Corporation	6	677
Graphic Packaging Holding Company	52	883
Greif Inc. - Class A	4	205
H.B. Fuller Company	8	404
Hecla Mining Co.	69	447
Innospec Inc.	2	225
Kaiser Aluminum Corporation	3	288
Louisiana-Pacific Corp.	21	788
Minerals Technologies Inc.	4	223
NewMarket Corp.	1	360
O-I Glass, Inc. (a)	72	857
Olin Corporation	53	1,307
PQ Group Holdings Inc. (a)	3	43
Royal Gold Inc.	3	354
RPM International Inc.	11	993
Schweitzer-Mauduit International Inc.	4	169
Scotts Miracle-Gro Co.	3	646
Sealed Air Corporation	27	1,224
Sensient Technologies Corporation	6	453
Silgan Holdings Inc.	12	435
Sonoco Products Co.	10	592
Stepan Co.	2	235
Summit Materials, Inc. - Class A (a)	18	362
The Chemours Company	40	987
Trinseo S.A.	11	573
W. R. Grace & Co.	9	468
Warrior Met Coal, Inc.	19	399
Worthington Industries Inc.	5	268
		28,144
Communication Services 4.2%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	66	140
AMC Networks, Inc. - Class A (a)	14	510
Cable One, Inc.	—	374
Cinemark Holdings, Inc. (a) (b)	42	731
Clear Channel Outdoor Holdings, Inc. (a)	41	67
Gray Television, Inc. (a)	13	231
iHeartMedia, Inc. - Class A (a) (b)	13	175
Interpublic Group of Cos. Inc.	61	1,442
John Wiley & Sons Inc. - Class A	6	254
Liberty Broadband Corp. - Series C (a)	10	1,564
Liberty Latin America Ltd. - Class C (a)	23	254
Liberty Media Corporation - Series C (a)	18	779
Lions Gate Entertainment Corp. - Class A (a)	43	492
Live Nation Entertainment, Inc. (a)	6	443
Madison Square Garden Entertainment Corp. - Class A (a)	—	42
Match Group Holdings II, LLC (a)	4	606
Match Group, Inc. (a)	2	316
Meredith Corporation (a)	15	282
Netflix, Inc. (a)	2	1,349
New York Times Co. - Class A	8	412
Nexstar Media Group, Inc. - Class A	5	559
Scholastic Corp.	4	112
Sinclair Broadcast Group Inc. - Class A	21	661
Sirius XM Holdings Inc. (b)	51	325
Snap Inc. - Class A (a)	10	505
Take-Two Interactive Software Inc. (a)	4	830
TEGNA Inc.	35	489
Telephone & Data Systems Inc.	16	305
The Madison Square Garden Company - Class A (a)	2	289
TripAdvisor Inc. (a)	18	508
Twitter, Inc. (a)	25	1,353
US Cellular Corp. (a)	3	102
Zillow Group, Inc. - Class C (a)	5	596
Zynga Inc. - Class A (a)	43	420
		17,517
Consumer Staples 3.7%
B&G Foods, Inc. (b)	17	484
Boston Beer Co. Inc. - Class A (a)	—	401
Cal-Maine Foods Inc. (a)	6	236
Casey's General Stores Inc.	5	884
Central Garden & Pet Co. - Class A (a)	7	249
Darling Ingredients Inc. (a)	20	1,137
Del Monte Fresh Produce Company	5	118
Edgewell Personal Care Colombia S A S	14	471
Flowers Foods Inc.	23	511
Hain Celestial Group Inc. (a)	13	503
Herbalife Nutrition Ltd. (a)	11	540
Ingles Markets Inc. - Class A	2	102
J&J Snack Foods Corp.	2	271
Lamb Weston Holdings Inc.	5	382
Lancaster Colony Corp.	2	354
McCormick & Co. Inc.	13	1,244
National Beverage Corp. (a) (b)	1	113
Nomad Foods Limited (a)	20	513
Nu Skin Enterprises, Inc. - Class A	13	715
Performance Food Group Company (a)	25	1,199
Post Holdings, Inc. (a)	6	652
PriceSmart Inc.	3	285
Rite Aid Corporation (a) (b)	60	950
Sanderson Farms Inc.	5	712
Seaboard Corp.	—	64
Spectrum Brands Legacy, Inc.	7	521
Sprouts Farmers Market, Inc. (a)	32	650
Treehouse Foods, Inc. (a)	11	450
Universal Corp.	3	158
USANA Health Sciences, Inc. (a)	2	185
Vector Group Ltd.	18	214
Weis Markets Inc.	2	117
		15,385
Energy 3.3%
Arch Resources, Inc. - Class A (a)	7	326
Archrock, Inc.	27	238
Cabot Oil & Gas Corp.	40	659
Callon Petroleum Company (a)	33	428
Centennial Resource Development, LLC - Class A (a) (b)	180	271
ChampionX Corporation (a)	26	396
Cheniere Energy, Inc. (a)	5	311
Cimarex Energy Co.	21	789
CNX Resources Corporation (a)	70	761
CVR Energy, Inc. (a)	11	168
Delek US Holdings, Inc. (a)	28	457
Dril-Quip Inc. (a)	6	183
EQT Corporation (a)	110	1,393
Equitrans Midstream Corp.	30	240
Helix Energy Solutions Group, Inc. (a)	49	204
Kosmos Energy Ltd. (a)	114	267
Magnolia Oil & Gas Corp. - Class A (a)	26	183
Nabors Industries Ltd (a)	12	674
Oceaneering International, Inc. (a)	33	261
Parsley Energy Inc. - Class A	47	670

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Patterson-UTI Energy Inc.	104	546
PDC Energy, Inc. (a)	25	516
Range Resources Corporation (a)	129	863
Reg Biofuels, LLC (a)	10	688
SM Energy Company	112	683
Southwestern Energy Co. (a)	140	416
WPX Energy, Inc. - Class A (a)	121	988
		13,579
Utilities 2.6%
ALLETE, Inc.	7	410
Atmos Energy Corporation	12	1,194
Avista Corporation	8	335
Black Hills Corporation	8	473
Clearway Energy, Inc. - Class C	12	393
Essential Utilities, Inc.	13	629
Hawaiian Electric Industries Inc.	10	348
IDACORP Inc.	5	526
MDU Resources Group Inc.	25	657
National Fuel Gas Company	12	491
New Jersey Resources Corp.	11	392
NorthWestern Corp.	6	355
NRG Energy, Inc.	26	985
OGE Energy Corp.	26	822
One Gas, Inc.	5	421
Ormat Technologies Inc.	4	345
Otter Tail Corp.	3	108
PNM Resources, Inc.	10	473
Portland General Electric Co.	14	584
South Jersey Industries Inc.	14	299
Southwest Gas Corp.	7	399
Spire, Inc.	6	372
		11,011
Total Common Stocks (cost $357,790)		413,093
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	3,975	3,975
Investment Companies 0.1%
JNL Government Money Market Fund, 0.02% (c) (d)	459	459
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	75	75
Total Short Term Investments (cost $4,509)		4,509
Total Investments 100.8% (cost $362,299)		417,602
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.8)%		(3,492)
Total Net Assets 100.0%		414,112

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	2	March 2021	200	—	(2)
S&P Midcap 400 Index	4	March 2021	923	2	(2)
				2	(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.5%
Information Technology 18.3%
Accenture Public Limited Company - Class A	29	7,468
Adobe Inc. (a)	26	13,236
ADS Alliance Data Systems, Inc.	8	560
Advanced Micro Devices, Inc. (a)	105	9,627
Akamai Technologies, Inc. (a)	15	1,587
Amdocs Limited	17	1,202
Amkor Technology, Inc.	37	564
ANSYS, Inc. (a)	7	2,497
Apple Inc. (a)	477	63,326
Applied Materials, Inc.	74	6,423
Arista Networks, Inc. (a)	5	1,448
Arrow Electronics, Inc. (a)	23	2,245
Aspen Technology, Inc. (a)	3	385
Autodesk, Inc. (a)	20	6,203
Automatic Data Processing, Inc.	13	2,330
Avnet, Inc.	30	1,068
Black Knight, Inc. (a)	20	1,731
Booz Allen Hamilton Holding Corporation - Class A	28	2,404
Broadcom Inc.	36	15,909
Broadridge Financial Solutions, Inc.	15	2,241
CACI International Inc. - Class A (a)	6	1,498
Cadence Design Systems Inc. (a)	43	5,802
CDK Global, Inc.	17	883
CDW Corp.	5	603
Cirrus Logic Inc. (a)	11	909
Citrix Systems Inc.	20	2,614
Cognex Corp.	15	1,189
Cognizant Technology Solutions Corp. - Class A	29	2,376
CommScope Holding Company, Inc. (a)	24	322
Concentrix Solutions Corporation (a)	10	968
Corning Incorporated	193	6,956
Cree, Inc. (a)	36	3,791
Dell Technology Inc. - Class C (a)	11	814
Dolby Laboratories, Inc. - Class A	15	1,424
DXC Technology Company (a)	61	1,575
Entegris, Inc.	12	1,121
EPAM Systems, Inc. (a)	4	1,509
F5 Networks, Inc. (a)	8	1,423
Fair Isaac Corporation (a)	3	1,643
Fidelity National Information Services, Inc.	5	656
First Solar, Inc. (a)	7	652
Fiserv, Inc. (a)	22	2,510
FleetCor Technologies Inc. (a)	1	356
Flex Ltd. (a)	65	1,173
FLIR Systems Inc.	21	914
Gartner Inc. (a)	3	511
Genpact Limited	30	1,225
Hewlett Packard Enterprise Company	489	5,798
HP Inc.	175	4,297
II-VI Incorporated (a)	10	723
Insight Enterprises, Inc. (a)	8	598
International Business Machines Corporation	247	31,142
Intuit Inc.	16	6,101
IPG Photonics Corporation (a)	4	891
Jabil Inc.	42	1,799
Jack Henry & Associates Inc.	15	2,460
Juniper Networks, Inc.	128	2,885
KBR, Inc.	43	1,341
KLA-Tencor Corp.	21	5,356
Lam Research Corp.	17	7,831
Littelfuse Inc.	2	394
Liveramp, Inc. (a)	8	586
Manhattan Associates Inc. (a)	7	747
Mantech International Corp. - Class A	5	487
Marvell Technology Group Ltd	63	2,982
MasterCard Incorporated - Class A	21	7,403
Maxim Integrated Products, Inc. (a)	31	2,765
MAXIMUS Inc.	10	737
Microchip Technology Incorporated	15	2,056
Microsoft Corporation	124	27,583
Motorola Solutions Inc.	45	7,709
NCR Corporation (a)	26	987
NetScout Systems, Inc. (a)	11	294
NortonLifelock Inc.	92	1,915
Nuance Communications, Inc. (a)	27	1,172
NVIDIA Corporation	36	18,840
Oracle Corporation	181	11,742
Paychex Inc.	25	2,342
Paypal Holdings, Inc. (a)	65	15,172
Pegasystems Inc.	3	399
Plexus Corp. (a)	4	348
PTC Inc. (a)	9	1,085
Qualcomm Incorporated	189	28,725
Sabre Corporation (a)	27	320
Salesforce.Com, Inc. (a)	48	10,778
Sanmina Corp. (a)	11	349
Seagate Technology Public Limited Company	136	8,475
Skyworks Solutions, Inc.	13	2,003
Synaptics Incorporated (a)	13	1,211
SYNNEX Corporation (a)	10	798
Synopsys Inc. (a)	10	2,551
Teradata Corporation (a)	30	682
Teradyne Inc.	33	3,918
Texas Instruments Incorporated	114	18,683
The Western Union Company	67	1,470
Trimble Inc. (a)	13	886
Tyler Technologies Inc. (a)	4	1,802
VeriSign, Inc. (a)	5	1,094
Visa Inc. - Class A	33	7,250
Vishay Intertechnology Inc.	33	687
Western Digital Corporation (a)	36	2,009
Workday, Inc. - Class A (a)	16	3,831
Xerox Holdings Corporation	48	1,119
Xilinx, Inc.	28	3,925
Zebra Technologies Corp. - Class A (a)	4	1,711
		471,115
Consumer Discretionary 15.1%
Abercrombie & Fitch Co. - Class A (a)	65	1,325
Adient Public Limited Company (a)	42	1,461
Adtalem Global Education Inc. (a)	11	367
Advance Auto Parts, Inc.	4	707
Amazon.com, Inc. (a)	8	27,417
American Axle & Manufacturing Holdings, Inc. (a)	54	447
American Eagle Outfitters, Inc.	200	4,019
Aramark	12	451
Asbury Automotive Group, Inc. (a)	6	879
AutoNation, Inc. (a)	25	1,746
AutoZone, Inc. (a)	2	2,954
Bed Bath & Beyond Inc. (a) (b)	222	3,948
Best Buy Co., Inc.	99	9,878
Bloomin' Brands, Inc.	57	1,101
BorgWarner Inc.	13	517
Bright Horizons Family Solutions Inc. (a)	5	939
Brinker International Inc. (a)	60	3,392
Buckle Inc.	14	420
Burlington Stores Inc. (a)	4	1,012
Carter's Inc. (a)	18	1,701
Cheesecake Factory Inc. (a)	51	1,885
Chipotle Mexican Grill Inc. (a)	6	8,191
Churchill Downs Inc.	8	1,554
Cooper Tire & Rubber Co.	12	480
Cracker Barrel Old Country Store, Inc. (a)	12	1,614
D.R. Horton, Inc.	20	1,410
Dana Holding Corp. (a)	39	769
Darden Restaurants Inc.	10	1,201
Deckers Outdoor Corp. (a)	13	3,694
Designer Brands Inc. - Class A	57	433
Dick's Sporting Goods Inc.	35	1,978
Dillard's Inc. - Class A (b)	7	453
Dollar Tree Inc. (a)	13	1,445
Domino's Pizza, Inc.	16	5,965
Dorman Products Inc. (a)	5	417
eBay Inc.	157	7,893
Extended Stay America, Inc.	40	596
Foot Locker, Inc.	71	2,868

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Ford Motor Company (a)	1,509	13,266
Gap Inc. (a)	205	4,131
General Motors Company (a)	532	22,173
Gentex Corp.	53	1,789
Genuine Parts Co.	12	1,229
G-III Apparel Group, Ltd. (a)	33	793
Graham Holdings Co. - Class B	1	570
Grand Canyon Education, Inc. (a)	3	276
Group 1 Automotive Inc.	7	964
Guess Inc.	34	768
H & R Block, Inc.	80	1,273
Hanesbrands Inc.	93	1,362
Hasbro, Inc.	8	751
Helen of Troy Ltd (a)	3	648
Hilton Worldwide Holdings Inc. (a)	10	1,143
International Game Technology PLC	78	1,318
Jack in the Box Inc.	16	1,476
KB Home	12	389
Kohl's Corporation (a)	83	3,393
Kontoor Brands, Inc.	19	787
L Brands, Inc. (a)	95	3,534
Las Vegas Sands Corp. (a)	38	2,268
La-Z-Boy Inc.	11	420
Lear Corporation	13	1,993
Leggett & Platt Inc.	32	1,426
Lennar Corporation - Class A	17	1,293
Lithia Motors Inc. - Class A	10	3,036
Lowe`s Companies, Inc.	119	19,088
Macy's, Inc. (a) (b)	273	3,072
Marriott International, Inc. - Class A (a)	13	1,774
McDonald's Corporation	101	21,736
MDC Holdings Inc.	17	849
Meritage Homes Corporation (a)	13	1,065
Murphy USA Inc.	9	1,141
Newell Brands Inc.	33	694
NIKE, Inc. - Class B	134	18,894
Nordstrom Inc. (a)	73	2,274
NVR, Inc. (a)	1	2,599
Ollie's Bargain Outlet Holdings Inc. (a)	5	450
O'Reilly Automotive, Inc. (a)	10	4,342
Papa John's International Inc.	10	853
Penn National Gaming Inc. (a)	26	2,216
Penske Automotive Group, Inc.	13	746
Pool Corporation	12	4,579
Pulte Homes Inc.	44	1,888
PVH Corp.	6	545
Qurate Retail, Inc. - Series A (a)	242	2,651
Ralph Lauren Corp. - Class A (a)	13	1,300
Ross Stores Inc. (a)	18	2,256
Sally Beauty Holdings, Inc. (a)	51	661
Seaworld Entertainment, Inc. (a)	37	1,166
Service Corp. International	20	985
Signet Jewelers Limited (a)	49	1,340
Six Flags Operations Inc.	37	1,245
Sonic Automotive, Inc. - Class A	12	460
Starbucks Corporation	137	14,646
Steven Madden Ltd. (a)	22	776
Tapestry Inc. (a)	14	434
Taylor Morrison Home II Corporation - Class A (a)	28	707
Tempur Sealy International, Inc. (a)	33	901
Tenneco Inc. - Class A (a)	39	416
Terminix Global Hldgs Inc. (a)	25	1,275
Tesla Inc. (a)	18	12,804
Texas Roadhouse Inc. - Class A (a)	17	1,338
The Goodyear Tire & Rubber Company (a)	117	1,273
The Home Depot, Inc.	126	33,492
The Wendy's Company	88	1,935
Thor Industries Inc.	24	2,261
Tiffany & Co.	7	892
TJX Cos. Inc.	118	8,070
Toll Brothers Inc.	5	239
TopBuild Corp. (a)	3	552
Tractor Supply Co.	24	3,362
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5	1,406
Urban Outfitters Inc. (a)	62	1,594
Vail Resorts, Inc. (a)	9	2,506
VF Corp.	25	2,166
Visteon Corporation (a)	11	1,330
Whirlpool Corporation	21	3,835
Williams-Sonoma Inc.	37	3,754
Yum! Brands, Inc.	53	5,747
		388,576
Consumer Staples 13.7%
Altria Group, Inc.	146	5,970
Archer-Daniels-Midland Company	128	6,434
B&G Foods, Inc. (b)	28	764
Boston Beer Co. Inc. - Class A (a)	4	3,990
Brown-Forman Corp. - Class B	33	2,610
Bunge Limited	60	3,966
Cal-Maine Foods Inc. (a)	11	414
Campbell Soup Company	24	1,159
Casey's General Stores Inc.	7	1,287
Central Garden & Pet Co. - Class A (a)	8	309
Church & Dwight Co. Inc.	44	3,818
Coca-Cola European Partners PLC	14	678
Colgate-Palmolive Co.	146	12,487
ConAgra Brands Inc.	70	2,548
Constellation Brands, Inc. - Class A	7	1,569
Costco Wholesale Corporation	69	25,943
Coty Inc. - Class A (a)	12	82
Darling Ingredients Inc. (a)	33	1,922
Dollar General Corporation	74	15,464
Edgewell Personal Care Colombia S A S	17	602
Estee Lauder Cos. Inc. - Class A	15	4,033
Flowers Foods Inc.	27	605
General Mills, Inc.	85	4,984
Hain Celestial Group Inc. (a)	20	785
Herbalife Nutrition Ltd. (a)	29	1,390
Hershey Co.	15	2,290
Hormel Foods Corp.	38	1,786
Ingredion Inc.	8	662
J&J Snack Foods Corp.	3	392
JM Smucker Co.	21	2,399
Kellogg Co.	41	2,542
Keurig Dr Pepper Inc.	19	594
Kimberly-Clark Corporation	34	4,604
Kraft Heinz Foods Company	148	5,114
Lamb Weston Holdings Inc.	16	1,238
Lancaster Colony Corp.	4	661
McCormick & Co. Inc.	25	2,423
Mondelez International, Inc. - Class A	34	1,991
Monster Beverage 1990 Corporation (a)	38	3,541
National Beverage Corp. (a) (b)	5	392
Nomad Foods Limited (a)	31	779
Nu Skin Enterprises, Inc. - Class A	14	766
PepsiCo, Inc.	171	25,303
Performance Food Group Company (a)	38	1,789
Philip Morris International Inc.	226	18,713
Pilgrim's Pride Corporation (a)	5	97
Post Holdings, Inc. (a)	6	601
PriceSmart Inc.	4	368
Procter & Gamble Co. (a)	221	30,721
Rite Aid Corporation (a) (b)	81	1,284
Sanderson Farms Inc.	11	1,489
Sprouts Farmers Market, Inc. (a)	69	1,393
Sysco Corp.	90	6,719
Target Corporation	146	25,733
The Clorox Company	20	3,959
The Coca-Cola Company	494	27,108
The Kroger Co.	353	11,211
Treehouse Foods, Inc. (a)	15	642
Tyson Foods Inc. - Class A	57	3,706
US Foods Holding Corp. (a)	32	1,064
Vector Group Ltd.	22	253
Walgreens Boots Alliance, Inc.	289	11,515
Walmart Inc.	307	44,304
		353,959
Health Care 13.6%
Abbott Laboratories	96	10,494

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
AbbVie Inc.	213	22,784
Acadia Healthcare Company, Inc. (a)	6	294
Agilent Technologies, Inc.	17	1,971
Alexion Pharmaceuticals, Inc. (a)	11	1,775
Align Technology, Inc. (a)	8	4,344
Amedisys, Inc. (a)	4	1,224
AmerisourceBergen Corporation	9	870
Amgen Inc.	40	9,107
AMN Healthcare Services, Inc. (a)	5	345
Anthem, Inc.	27	8,624
Baxter International Inc.	55	4,396
Becton, Dickinson and Company	7	1,869
Biogen Inc. (a)	11	2,644
Bio-Rad Laboratories, Inc. - Class A (a)	5	2,828
Bio-Techne Corporation	3	870
Bristol-Myers Squibb Company	69	4,293
Bruker Corp.	12	637
Cardinal Health, Inc.	92	4,924
Catalent Inc. (a)	24	2,455
Centene Corporation (a)	34	2,057
Cerner Corp.	19	1,498
Charles River Laboratories International Inc. (a)	4	1,099
Chemed Corporation	3	1,399
Cigna Holding Company	20	4,163
Cooper Cos. Inc.	4	1,384
CVS Health Corporation	392	26,743
Danaher Corporation	66	14,647
DaVita Inc. (a)	30	3,506
Dentsply Sirona Inc.	19	1,014
Edwards Lifesciences Corporation (a)	13	1,215
Eli Lilly & Co.	21	3,571
Encompass Health Corporation	21	1,767
Gilead Sciences, Inc.	347	20,196
HCA Healthcare, Inc.	27	4,373
Henry Schein Inc. (a)	17	1,114
Hologic Inc. (a)	23	1,706
Humana Inc.	25	10,298
Intuitive Surgical, Inc. (a)	6	5,228
Johnson & Johnson	209	32,914
Laboratory Corporation of America Holdings (a)	4	881
LHC Group, Inc. (a)	3	637
Magellan Health Services Inc. (a)	5	394
Masimo Corp. (a)	11	2,928
McKesson Corporation	46	8,022
Mednax, Inc. (a)	29	715
Merck & Co., Inc.	303	24,787
Mettler-Toledo International Inc. (a)	4	4,226
Molina Healthcare, Inc. (a)	11	2,248
Myriad Genetics, Inc. (a)	26	517
Patterson Cos. Inc.	35	1,025
PerkinElmer Inc.	12	1,674
Pfizer Inc.	461	16,959
Premier Healthcare Solutions, Inc. - Class A	13	473
Quest Diagnostics Incorporated	16	1,937
Regeneron Pharmaceuticals, Inc. (a)	4	2,126
ResMed Inc.	22	4,580
Select Medical Holdings Corporation (a)	23	643
Steris Limited	7	1,243
Teleflex Incorporated	3	1,413
Tenet Healthcare Corporation (a)	46	1,835
Thermo Fisher Scientific Inc.	22	10,147
United Therapeutics Corporation (a)	16	2,450
UnitedHealth Group Incorporated	52	18,292
Varian Medical Systems, Inc. (a)	11	2,007
Waters Corp. (a)	8	1,883
West Pharmaceutical Services Inc.	9	2,510
Zoetis Inc. - Class A	35	5,870
		349,062
Industrials 11.0%
3M Company	59	10,331
ABM Industries Incorporated	12	459
Acuity Brands, Inc.	8	948
AECOM (a)	40	1,985
AGCO Corporation	22	2,285
Allegiant Travel Company (a)	5	970
Allison Systems, Inc.	34	1,485
Altra Industrial Motion Corp.	5	295
AMERCO (a)	1	659
American Airlines Group Inc. (a) (b)	31	482
AO Smith Corp.	31	1,721
Applied Industrial Technologies, Inc.	5	421
Arcosa, Inc.	9	486
Armstrong World Industries, Inc.	9	661
Atlas Air Worldwide Holdings, Inc. (a)	15	793
Avis Budget Group, Inc. (a)	71	2,645
Boise Cascade Company	9	428
Builders FirstSource, Inc. (a)	11	457
BWXT Government Group, Inc.	16	949
C.H. Robinson Worldwide, Inc.	41	3,879
Caterpillar Inc.	30	5,420
Cintas Corp.	14	5,093
Colfax Corp. (a)	10	394
Copart Inc. (a)	41	5,247
CoreLogic, Inc.	12	904
CoStar Group, Inc. (a)	2	2,314
Covanta Holding Corporation	24	309
Crane Co.	7	520
CSX Corp.	89	8,036
Cummins Inc.	25	5,650
Curtiss-Wright Corp.	7	758
Deere & Company	17	4,609
Delta Air Lines, Inc.	16	641
Donaldson Co. Inc.	14	767
Dycom Industries, Inc. (a)	7	535
Eaton Corporation Public Limited Company	22	2,657
Emerson Electric Co.	57	4,585
Equifax Inc.	11	2,153
Expeditors International of Washington Inc.	40	3,843
Fastenal Co.	72	3,506
FedEx Corporation	13	3,441
Fluor Corp. (a)	83	1,324
Fortune Brands Home & Security, Inc.	8	696
Franklin Electric Co. Inc.	4	296
FTI Consulting Inc. (a)	14	1,588
GATX Corporation	7	614
Generac Holdings Inc. (a)	20	4,548
General Electric Company	1,077	11,636
Graco Inc.	18	1,296
Granite Construction Incorporated	10	264
Greenbrier Cos. Inc.	14	520
Hawaiian Holdings, Inc. (a)	33	579
Healthcare Services Group Inc.	16	454
Herman Miller Inc.	16	536
Hexcel Corp. (a)	16	792
Hillenbrand Inc.	10	396
HUB Group Inc. - Class A (a)	7	394
Hubbell Inc.	5	711
Huntington Ingalls Industries Inc.	2	292
IAA Spinco Inc. (a)	20	1,273
IDEX Corporation	12	2,310
IHS Markit Ltd.	38	3,399
Illinois Tool Works Inc.	41	8,431
ITT Industries Holdings, Inc.	12	889
Jacobs Engineering Group Inc.	32	3,444
JB Hunt Transport Services Inc.	10	1,332
JetBlue Airways Corporation (a)	87	1,266
Kansas City Southern	6	1,147
KAR Auction Services, Inc. (a)	30	553
Knight-Swift Transportation Holdings Inc. - Class A	19	788
L3Harris Technologies, Inc.	13	2,394
Landstar System Inc.	9	1,190
Lennox International Inc.	9	2,335
Lincoln Electric Holdings Inc.	9	1,012
Lockheed Martin Corporation	29	10,193
Macquarie Infrastructure Corporation	23	860
ManpowerGroup Inc.	24	2,125
Masco Corporation	40	2,191
Masonite International Corporation (a)	6	553
Matson Intermodal - Paragon, Inc.	6	362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Meritor, Inc. (a)	15	433
Middleby Corp. (a)	7	844
Moog Inc. - Class A	5	430
MSC Industrial Direct Co. - Class A	12	1,055
Nielsen Holdings plc	24	500
Nordson Corp.	7	1,466
Norfolk Southern Corporation	14	3,293
Northrop Grumman Systems Corp.	17	5,105
Old Dominion Freight Line Inc.	17	3,284
Owens Corning Inc.	11	871
Parker-Hannifin Corporation	8	2,101
Pentair Public Limited Company	39	2,063
Quanta Services, Inc.	44	3,151
Regal-Beloit Corp.	3	358
Republic Services Inc.	16	1,508
Resideo Technologies, Inc. (a)	31	659
Robert Half International Inc.	17	1,048
Rockwell Automation Inc.	16	3,962
Rollins Inc.	44	1,728
Rush Enterprises Inc. - Class A	6	252
Ryder System, Inc.	18	1,093
Saia, Inc. (a)	3	548
SkyWest Inc. (a)	17	684
Southwest Airlines Co. (a)	8	390
SPX Flow, Inc. (a)	5	297
Stericycle Inc. (a)	13	928
Stock Building Supply Holdings, LLC (a)	5	292
Teledyne Technologies Inc. (a)	3	1,150
Terex Corp. (a)	24	831
Tetra Tech, Inc.	4	439
The Boeing Company (a)	31	6,563
Timken Co.	18	1,405
Toro Co.	16	1,494
TransDigm Group Inc. (a)	2	952
Trinity Industries Inc.	29	778
Uber Technologies, Inc. (a)	104	5,309
UFP Industries, Inc.	8	466
Union Pacific Corporation	70	14,635
United Airlines Holdings, Inc. (a)	4	182
United Parcel Service Inc. - Class B	119	20,014
United Rentals Inc. (a)	4	864
Verisk Analytics, Inc.	21	4,345
W. W. Grainger, Inc.	7	3,068
Waste Connections, Inc.	24	2,508
Waste Management, Inc.	28	3,326
Watsco Inc.	7	1,517
Werner Enterprises Inc.	26	1,004
WESCO International, Inc. (a)	20	1,599
XPO Logistics, Inc. (a)	9	1,029
Xylem Inc.	26	2,657
		283,182
Communication Services 8.7%
Activision Blizzard, Inc.	44	4,099
Alphabet Inc. - Class A (a)	15	26,388
AMC Networks, Inc. - Class A (a) (b)	14	503
AT&T Inc. (a)	519	14,932
Booking Holdings Inc. (a)	2	4,127
Cable One, Inc.	1	2,823
CenturyLink Inc.	467	4,553
Charter Communications, Inc. - Class A (a)	16	10,674
Cinemark Holdings, Inc. (a) (b)	30	526
Comcast Corporation - Class A	307	16,092
Electronic Arts Inc.	9	1,366
Expedia Group, Inc. (a)	7	947
Facebook, Inc. - Class A (a)	97	26,426
Interpublic Group of Cos. Inc.	91	2,140
John Wiley & Sons Inc. - Class A	8	367
Liberty Broadband Corp. - Series C (a)	27	4,244
Liberty SiriusXM Group - Series C (a)	55	2,409
Netflix, Inc. (a)	18	9,841
New York Times Co. - Class A	24	1,269
News Corporation - Class A	108	1,940
Omnicom Group Inc.	42	2,609
Sinclair Broadcast Group Inc. - Class A	16	505
Sirius XM Holdings Inc. (b)	109	693
Snap Inc. - Class A (a)	98	4,901
Take-Two Interactive Software Inc. (a)	12	2,515
TEGNA Inc.	55	761
Telephone & Data Systems Inc.	27	496
The Madison Square Garden Company - Class A (a)	3	550
T-Mobile USA, Inc. (a)	37	5,011
Twitter, Inc. (a)	71	3,850
Verizon Communications Inc.	427	25,083
ViacomCBS Inc. - Class B	139	5,196
Walt Disney Co.	186	33,755
Zillow Group, Inc. - Class C (a)	18	2,275
Zynga Inc. - Class A (a)	144	1,419
		225,285
Financials 7.1%
Affiliated Managers Group, Inc.	10	1,054
AFLAC Incorporated	22	992
Alleghany Corporation (a)	—	258
Ally Financial Inc.	121	4,310
American Financial Group, Inc.	5	478
American International Group, Inc.	297	11,255
Annaly Capital Management, Inc.	162	1,373
Arthur J Gallagher & Co.	23	2,797
Artisan Partners Asset Management Inc. - Class A	15	751
BlackRock, Inc.	8	5,688
Blackstone Mortgage Trust, Inc. - Class A	33	914
Brighthouse Financial, Inc. (a)	38	1,366
Brown & Brown Inc.	31	1,491
Cannae Holdings, Inc. (a)	15	672
Capital One Financial Corporation	126	12,420
Capitol Federal Financial	25	319
Chubb Limited	39	6,081
Cincinnati Financial Corporation	4	328
CIT Group Inc.	45	1,601
CME Group Inc. - Class A	17	3,096
CNO Financial Group, Inc.	31	700
Discover Financial Services	39	3,518
Eaton Vance Corp.	29	1,965
Erie Indemnity Company - Class A	2	462
Evercore Inc. - Class A	9	998
FactSet Research Systems Inc.	2	813
Federated Investors, Inc. - Class B	18	535
Fidelity National Financial, Inc. - Class A	22	846
First American Financial Corporation	26	1,339
FirstCash, Inc.	7	479
Franklin Resources Inc.	142	3,540
Genworth Financial, Inc. - Class A (a)	175	662
Hanover Insurance Group Inc.	8	888
Houlihan Lokey Inc. - Class A	11	745
Interactive Brokers Group, Inc. - Class A	9	538
Intercontinental Exchange, Inc.	24	2,784
Invesco Ltd.	133	2,317
Jefferies Financial Group Inc.	40	981
Kemper Corp.	8	580
Ladder Capital Corp - Class A	24	235
Lincoln National Corporation	62	3,097
Loews Corp.	37	1,644
LPL Financial Holdings Inc.	20	2,039
Markel Corporation (a)	1	904
MarketAxess Holdings Inc.	6	3,560
Marsh & McLennan Companies, Inc.	61	7,114
Mercury General Corp.	9	461
MetLife, Inc.	78	3,643
MFA Financial, Inc.	139	540
Moelis & Company LLC - Class A	12	577
Moody's Corp.	5	1,595
Morgan Stanley	75	5,135
Morningstar Inc.	2	521
MSCI Inc. - Class A	16	7,002
NASDAQ Inc.	4	518
National General Holdings Corp.	17	583
Navient Corporation	117	1,146
New York Community Bancorp Inc. - Series A	58	610
Old Republic International Corp.	41	810

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PacWest Bancorp	34	854
Progressive Corp.	69	6,816
Prudential Financial Inc.	30	2,378
RLI Corp.	6	581
S&P Global Inc.	22	7,128
Santander Consumer USA Holdings Inc.	36	784
SEI Investments Co.	18	1,035
SLM Corporation	32	395
Stewart Information Services Corp.	7	317
SVB Financial Group (a)	5	1,807
T. Rowe Price Group, Inc.	23	3,470
The Allstate Corporation	65	7,190
The Blackstone Group Inc. - Class A	30	1,940
The Goldman Sachs Group, Inc.	19	5,064
The PRA Group, Inc. (a)	8	317
The Travelers Companies, Inc.	63	8,799
Tradeweb Markets Inc. - Class A	6	353
Two Harbors Investment Corp.	116	738
Ubiquiti Inc.	2	676
Unum Group	48	1,105
Virtu Financial Inc. - Class A	27	678
Voya Financial, Inc.	42	2,494
W. R. Berkley Corporation	15	1,009
Waddell & Reed Financial Inc. - Class A	23	577
White Mountains Insurance Group Ltd	—	404
Willis Towers Watson Public Limited Company	7	1,451
		182,028
Energy 4.0%
Apache Corporation	21	299
Archrock, Inc.	39	340
Baker Hughes, a GE Company, LLC - Class A	213	4,441
Cabot Oil & Gas Corp.	74	1,213
Chevron Corporation	272	22,961
CNX Resources Corporation (a)	114	1,232
ConocoPhillips	119	4,756
Dril-Quip Inc. (a)	8	236
EQT Corporation (a)	27	339
Exxon Mobil Corporation	413	17,032
Helmerich & Payne Inc.	11	266
Hess Corporation	35	1,846
HollyFrontier Corp.	109	2,805
Kinder Morgan, Inc.	90	1,226
Marathon Oil Corporation	223	1,485
Marathon Petroleum Corporation	252	10,436
Murphy Oil Corporation	65	784
National Oilwell Varco, Inc. (a)	198	2,719
Oceaneering International, Inc. (a)	39	314
Patterson-UTI Energy Inc.	112	589
PBF Energy Inc. - Class A (a)	51	362
Phillips 66	169	11,821
Range Resources Corporation (a)	133	889
Reg Biofuels, LLC (a)	24	1,694
SM Energy Company	79	486
Targa Resources Corp.	17	439
Transocean Ltd. (a) (b)	142	327
Valero Energy Corporation	191	10,810
World Fuel Services Corp.	18	558
		102,705
Real Estate 3.8%
Acadia Realty Trust (a)	16	234
AGNC Investment Corp.	56	882
Alexandria Real Estate Equities, Inc.	13	2,356
American Campus Communities, Inc.	36	1,544
American Homes 4 Rent - Class A	34	1,028
American Tower Corporation	10	2,342
Apartment Income REIT Corp. (a)	23	892
Apartment Investment and Management Company - Class A	23	123
Apollo Commercial Real Estate Finance, Inc.	36	405
Apple Hospitality REIT, Inc. (a)	73	947
Brandywine Realty Trust	57	676
Brixmor Property Group Inc.	25	410
Camden Property Trust	15	1,522
Chimera Investment Corporation	92	945
Colony Capital, Inc. - Class A (a) (b)	200	963
Columbia Property Trust Inc.	27	382
CoreCivic, Inc. (a)	61	398
Corporate Office Properties Trust	25	659
Cousins Properties Incorporated	14	482
Crown Castle International Corp.	41	6,550
CubeSmart	31	1,035
Cyrusone LLC	14	1,050
Digital Realty Trust Inc.	25	3,451
Douglas Emmett, Inc.	30	889
Duke Realty Corp.	60	2,390
EastGroup Properties Inc.	4	606
Equinix, Inc.	8	5,427
Equity Commonwealth (a)	23	623
Equity Lifestyle Properties, Inc.	13	849
Extra Space Storage Inc.	13	1,479
Federal Realty Investment Trust	12	1,032
First Industrial Realty Trust, Inc.	14	608
Gaming and Leisure Properties, Inc.	30	1,252
Healthcare Realty Trust Inc.	26	782
Healthcare Trust of America, Inc. - Class A	45	1,232
Highwoods Properties Inc.	23	913
Hudson Pacific Properties Inc.	38	919
Invesco Mortgage Capital Inc. (b)	96	323
Invitation Homes Inc.	71	2,113
Iron Mountain Incorporated	19	558
JBG Smith Properties	13	414
Kilroy Realty Corporation	22	1,253
Kimco Realty Corporation	32	476
Lamar Advertising Co. - Class A	18	1,475
Lexington Realty Trust	50	535
Life Storage Inc.	8	915
Mack-Cali Realty Corporation (a)	22	276
Medical Properties Trust, Inc.	60	1,310
Mid-America Apartment Communities, Inc.	2	238
National Retail Properties, Inc.	10	412
New Residential Investment Corp.	7	67
New York Mortgage Trust Inc.	113	418
Omega Healthcare Investors, Inc.	22	790
OUTFRONT Media Inc. (a)	52	1,020
Paramount Group, Inc.	82	742
Park Hotels & Resorts Inc. (a)	17	300
PennyMac Mortgage Investment Trust	28	490
Physicians Realty Trust	31	554
Piedmont Office Realty Trust Inc. - Class A	24	384
ProLogis Inc.	70	6,955
PS Business Parks, Inc.	4	469
Public Storage	21	4,745
Rayonier Inc.	19	572
Realogy Holdings Corp. (a) (b)	60	781
Redwood Trust Inc.	76	667
Regency Centers Corp.	29	1,331
Retail Properties of America, Inc. - Class A	61	526
RLJ III-EM Columbus Lessee, LLC	52	730
Ryman Hospitality Properties, Inc. (a)	8	546
SBA Communications Corporation	11	3,189
Service Properties Trust	65	750
Simon Property Group, Inc.	17	1,480
SITE Centers Corp.	57	578
STAG Industrial, Inc.	10	310
Starwood Property Trust, Inc.	90	1,732
STORE Capital Corp.	34	1,155
Sun Communities Inc.	8	1,291
Sunstone Hotel Investors Inc. (a)	65	732
The GEO Group, Inc. (b)	78	695
UDR, Inc.	37	1,403
VICI Properties Inc.	31	782
W.P. Carey Inc.	23	1,630
Washington REIT	12	249
Weingarten Realty Investors	26	571
Xenia Hotels & Resorts Inc. (a)	21	317
		97,526
Materials 3.0%
Albemarle Corporation	10	1,484

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Alcoa Corporation (a)	70	1,623
Allegheny Technologies Incorporated (a)	25	412
Amcor Plc	79	936
AptarGroup, Inc.	8	1,036
Avery Dennison Corporation	13	1,999
Avient Corporation	19	762
Axalta Coating Systems Ltd. (a)	24	697
Ball Corporation	51	4,724
Berry Global Group, Inc. (a)	16	892
Carpenter Technology Corp.	11	334
Celanese Corp. - Class A	8	1,051
Commercial Metals Co.	35	725
Compass Minerals International, Inc.	7	407
Corteva, Inc.	40	1,562
Crown Holdings Inc. (a)	33	3,308
Domtar Corp. (a)	30	942
Eastman Chemical Co.	15	1,475
Ecolab Inc.	13	2,775
Freeport-McMoRan Inc. (a)	129	3,368
Graphic Packaging Holding Company	66	1,112
Greif Inc. - Class A	5	247
Hecla Mining Co.	103	667
Huntsman Corp.	22	547
Innospec Inc.	3	298
International Flavors & Fragrances Inc. (b)	3	364
Kaiser Aluminum Corporation	4	386
Louisiana-Pacific Corp.	24	904
LyondellBasell Industries N.V. - Class A	95	8,703
MOS Holdings Inc.	148	3,408
NewMarket Corp.	1	538
Newmont Corporation	56	3,343
Nucor Corporation	24	1,264
O-I Glass, Inc. (a)	52	616
Olin Corporation	90	2,213
Packaging Corporation of America	5	673
PPG Industries, Inc.	20	2,919
Reliance Steel & Aluminum Co.	15	1,854
RPM International Inc.	15	1,319
Scotts Miracle-Gro Co.	11	2,161
Sensient Technologies Corporation	10	707
Sherwin-Williams Co.	5	3,849
Silgan Holdings Inc.	19	691
Sonoco Products Co.	12	709
Steel Dynamics Inc.	14	525
The Chemours Company	43	1,076
Trinseo S.A.	15	754
United States Steel Corporation	59	990
W. R. Grace & Co.	8	419
Warrior Met Coal, Inc.	24	508
Westrock Company, Inc.	83	3,621
Worthington Industries Inc.	9	442
		78,339
Utilities 1.2%
American Water Works Company, Inc.	10	1,495
AVANGRID, Inc.	1	68
Avista Corporation	10	399
Clearway Energy, Inc. - Class C	9	281
Dominion Energy, Inc.	16	1,193
Entergy Corporation	10	1,048
Exelon Corporation	127	5,378
Hawaiian Electric Industries Inc.	14	483
MDU Resources Group Inc.	16	428
National Fuel Gas Company	12	483
NextEra Energy, Inc.	108	8,349
NRG Energy, Inc.	21	773
Ormat Technologies Inc.	4	329
The AES Corporation	245	5,759
The Southern Company	25	1,547
Vistra Energy Corp.	97	1,899
		29,912
Total Common Stocks (cost $2,167,589)		2,561,689
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	13,818	13,818
Investment Companies 0.5%
JNL Government Money Market Fund, 0.02% (c) (d)	12,481	12,481
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 02/25/21 (e) (f)	1,086	1,086
Total Short Term Investments (cost $27,385)		27,385
Total Investments 100.6% (cost $2,194,974)		2,589,074
Other Derivative Instruments 0.0%		94
Other Assets and Liabilities, Net (0.6)%		(15,278)
Total Net Assets 100.0%		2,573,890

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	70	March 2021	12,893	86	228
S&P Midcap 400 Index	19	March 2021	4,340	8	36
				94	264

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.3%
Information Technology 15.2%
Accenture Public Limited Company - Class A	2	482
Adobe Inc. (a)	—	15
Advanced Micro Devices, Inc. (a)	14	1,257
Amadeus IT Group SA	6	449
Amphenol Corporation - Class A	2	258
Analog Devices, Inc.	4	637
Apple Inc. (a)	66	8,789
Applied Materials, Inc.	23	2,010
ASML Holding - ADR	1	465
ASML Holding	3	1,276
Atlassian Corporation PLC - Class A (a)	1	158
Broadcom Inc.	6	2,698
Broadridge Financial Solutions, Inc.	—	15
CDW Corp.	1	100
Cisco Systems, Inc.	12	552
Citrix Systems Inc.	3	366
CMC Materials Inc.	—	8
Cognizant Technology Solutions Corp. - Class A	3	265
Coupa Software Incorporated (a)	—	72
CrowdStrike Holdings, Inc. - Class A (a)	—	72
DocuSign, Inc. (a)	1	220
Entegris, Inc.	—	26
Fidelity National Information Services, Inc.	9	1,268
Fiserv, Inc. (a)	15	1,655
FleetCor Technologies Inc. (a)	1	288
GDS Holdings Ltd. - Class A (a) (b)	1	8
Global Payments Inc.	9	1,998
Hamamatsu Photonics KK	9	520
Intuit Inc.	5	1,859
Keysight Technologies, Inc. (a)	2	297
KLA-Tencor Corp.	—	110
Lam Research Corp.	2	755
Largan Precision Co. Ltd.	2	228
Leidos Holdings Inc.	2	163
Marvell Technology Group Ltd	12	573
MasterCard Incorporated - Class A	7	2,462
Maxim Integrated Products, Inc. (a)	4	311
Micron Technology, Inc. (a)	18	1,340
Microsoft Corporation	45	10,056
MongoDB, Inc. - Class A (a)	—	61
Monolithic Power Systems Inc.	1	335
Motorola Solutions Inc.	1	160
Murata Manufacturing Co. Ltd.	9	822
NAVER Corp.	2	456
NEC Electronics Corp. (a)	27	286
NortonLifelock Inc.	14	294
NTT Data Corp.	55	753
NVIDIA Corporation	5	2,464
NXP Semiconductors N.V.	14	2,240
Omron Corp.	5	428
Oracle Corporation	2	119
Paycom Software, Inc. (a)	—	208
Paypal Holdings, Inc. (a)	9	2,137
Qualcomm Incorporated	20	3,095
RingCentral, Inc. - Class A (a)	—	45
Salesforce.Com, Inc. (a)	10	2,298
Samsung Electronics Co. Ltd.	24	1,822
SAP SE	6	835
ServiceNow, Inc. (a)	3	1,802
Snowflake Inc. - Class A (a)	—	100
Splunk Inc. (a)	2	405
Spotify Technology S.A. (a)	1	445
Square, Inc. - Class A (a)	—	67
Synopsys Inc. (a)	4	1,145
Taiwan Semiconductor Manufacturing Co. Ltd.	111	2,097
TE Connectivity Ltd.	1	144
Telefonaktiebolaget LM Ericsson - Class B	80	951
Teradyne Inc.	1	83
Texas Instruments Incorporated	4	708
Tokyo Electron Ltd.	2	709
Twilio Inc. - Class A (a)	—	80
VeriSign, Inc. (a)	1	191
Visa Inc. - Class A	16	3,580
Wix.Com Ltd. (a)	1	306
Workday, Inc. - Class A (a)	2	459
Xilinx, Inc.	2	249
Zoom Video Communications, Inc. - Class A (a)	—	101
		76,561
Financials 8.5%
AIA Group Limited	42	515
Ally Financial Inc.	6	198
American International Group, Inc.	43	1,627
Australia & New Zealand Banking Group Ltd.	26	464
Aviva PLC	79	354
AXA SA	51	1,232
Bank of America Corporation	67	2,018
Berkshire Hathaway Inc. - Class B (a)	4	960
Bluescape Opportunities Acquisition Corp. (a)	1	7
BNP Paribas SA (a)	15	781
Capital One Financial Corporation	8	776
Cboe Global Markets, Inc.	1	109
Challenger Financial Services Group Ltd.	48	234
Chubb Limited	8	1,238
Close Brothers Group PLC	9	174
CME Group Inc. - Class A	1	200
DBS Group Holdings Ltd.	17	326
Direct Line Insurance Limited	43	187
DNB Bank ASA	54	1,042
Element Fleet Management Corp.	65	681
Equitable Holdings, Inc.	45	1,147
Erste Group Bank AG	11	332
Fifth Third Bancorp	15	408
Housing Development Finance Corp.	13	456
Huntington Bancshares Incorporated	22	282
Industrial & Infrastructure Fund Investment Corporation.	—	22
ING Groep N.V.	70	657
Intercontinental Exchange, Inc.	4	452
Intesa Sanpaolo SpA	141	330
JPMorgan Chase & Co.	12	1,473
K.K.R. Co., Inc. - Class A	2	97
Lloyds Banking Group PLC (a)	979	487
Macquarie Group Limited	6	625
Marsh & McLennan Companies, Inc.	5	570
MetLife, Inc.	20	958
Mitsubishi UFJ Financial Group Inc.	85	376
Mitsubishi UFJ Lease & Finance Co. Ltd.	45	217
Morgan Stanley	61	4,176
MSCI Inc. - Class A	—	14
Muenchener Rueckversicherungs AG - Class N	5	1,356
National Bank of Canada	14	797
Northern Trust Corp.	—	19
PICC Property & Casualty Co. Ltd. - Class H	454	344
Ping An Insurance (Group) Co of China Ltd - Class H	35	430
Principal Financial Group, Inc.	2	118
Progressive Corp.	2	159
Raymond James Financial Inc.	—	28
S&P Global Inc.	1	432
Sampo Oyj - Class A	18	760
Shopify Inc. - Class A (a)	—	273
Standard Chartered PLC (a)	32	202
State Street Corporation	2	112
Storebrand ASA (a)	72	542
Sumitomo Mitsui Trust Holdings Inc.	10	305
Sun Life Financial Inc.	19	829
Svenska Handelsbanken AB - Class A	57	569
The Charles Schwab Corporation	28	1,461
The Goldman Sachs Group, Inc.	6	1,638
The Hartford Financial Services Group, Inc.	5	260
The PNC Financial Services Group, Inc.	8	1,247
The Travelers Companies, Inc.	4	495
Tokio Marine Holdings Inc.	16	838
Tradeweb Markets Inc. - Class A	1	89
United Overseas Bank Ltd.	32	540
Voya Financial, Inc.	1	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Wells Fargo & Company	47	1,405
Willis Towers Watson Public Limited Company	1	268
XP Inc. - Class A (a)	2	92
Zurich Insurance Group AG - Class N	2	806
		42,645
Consumer Discretionary 8.1%
Airbnb, Inc. - Class A (a)	1	95
Alibaba Group Holding Limited - ADR (a)	11	2,510
Amazon.com, Inc. (a)	4	11,617
Aptiv PLC (a)	2	242
Autoliv Inc. - SDR	5	454
AutoZone, Inc. (a)	—	100
Burlington Stores Inc. (a)	—	117
CarMax Inc. (a)	1	96
Carvana Co. - Class A (a)	1	216
Chipotle Mexican Grill Inc. (a)	—	494
Compass Group PLC (a)	27	494
CyberAgent Inc.	9	642
Denso Corp.	7	405
Dollar Tree Inc. (a)	1	115
Domino's Pizza, Inc.	—	90
Doordash, Inc. - Class A (a)	1	76
ETSY, Inc. (a)	1	167
Ferrari N.V.	1	218
General Motors Company (a)	28	1,167
Hilton Worldwide Holdings Inc. (a)	7	788
Honda Motor Co. Ltd.	9	239
JD.com, Inc. - Class A - ADR (a)	1	76
Kering SA	1	521
Kingfisher Plc (a)	167	617
Lennar Corporation - Class A	4	289
Lowe`s Companies, Inc.	1	227
Lululemon Athletica Inc. (a)	1	508
Magna International Inc.	17	1,174
Marriott International, Inc. - Class A (a)	5	619
McDonald's Corporation	5	1,104
MGM Resorts International	3	87
Moncler S.p.A. (a)	11	675
Next PLC (a)	6	555
NIKE, Inc. - Class B	9	1,226
NVR, Inc. (a)	—	106
O'Reilly Automotive, Inc. (a)	1	220
Panasonic Corp.	43	495
Persimmon Public Limited Company	13	493
Pinduoduo Inc. - ADR (a)	1	173
Ross Stores Inc. (a)	8	957
Samsonite International S.A. (a)	136	242
Sony Corp.	8	764
Stanley Electric Co. Ltd.	13	419
Starbucks Corporation	3	292
Stroer SE & Co. KGaA	4	435
Sumitomo Rubber Industries Inc. (c)	16	139
Suzuki Motor Corp.	10	468
Tesla Inc. (a)	1	557
The Home Depot, Inc.	4	1,151
THG Holdings PLC (a)	11	122
TJX Cos. Inc.	13	889
Toyota Motor Corp.	17	1,319
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	81
VF Corp.	2	206
WPP 2012 Limited	57	621
Wynn Resorts Ltd. (a)	2	178
Yum! Brands, Inc.	14	1,484
Zalando SE (a)	8	870
		40,701
Health Care 7.8%
Abbott Laboratories	1	156
AbbVie Inc.	15	1,655
Agilent Technologies, Inc.	8	890
Alcon AG (a)	4	237
Alexion Pharmaceuticals, Inc. (a)	1	76
Align Technology, Inc. (a)	—	53
Amgen Inc.	1	292
Anthem, Inc.	4	1,281
Ascendis Pharma A/S - ADR (a)	1	198
Astellas Pharma Inc.	86	1,325
AstraZeneca PLC - ADR	5	264
Bausch Health Companies Inc. (a)	8	160
Bayer AG - Class N	14	841
Becton, Dickinson and Company	3	632
Biogen Inc. (a)	—	109
Boston Scientific Corporation (a)	2	61
Centene Corporation (a)	10	592
Cie Generale d'Optique Essilor International SA (a)	4	546
Cigna Holding Company	6	1,219
Cooper Cos. Inc.	—	40
CSL Ltd.	1	263
CVS Health Corporation	2	136
Danaher Corporation	14	3,013
Elanco Animal Health (a)	21	649
Elekta AB (publ) - Class B	38	517
Eli Lilly & Co.	6	1,028
Evotec SE (a)	8	313
Exact Sciences Corporation (a)	—	10
Fresenius SE & Co. KGaA	15	704
GlaxoSmithKline PLC - ADR	18	651
HCA Healthcare, Inc.	10	1,599
Hologic Inc. (a)	2	140
Humana Inc.	1	352
Incyte Corporation (a)	4	354
Intuitive Surgical, Inc. (a)	2	1,698
IPSEN	3	288
Johnson & Johnson	5	836
McKesson Corporation	—	37
Medtronic Public Limited Company	8	987
Merck & Co., Inc.	5	376
Novartis AG - Class N	20	1,868
Novo Nordisk A/S - Class B	5	360
Otsuka Holdings Co., Ltd. (c)	14	586
Pfizer Inc.	2	91
PPD, Inc. (a)	2	66
Regeneron Pharmaceuticals, Inc. (a)	—	59
Sanofi SA - ADR	4	206
Sanofi SA	15	1,441
Seagen Inc. (a)	—	62
Siemens Healthineers AG	11	582
Stryker Corporation	8	1,962
Takeda Pharmaceutical Co. Ltd. - ADR	14	250
Thermo Fisher Scientific Inc.	6	2,843
UnitedHealth Group Incorporated	7	2,595
Veeva Systems Inc. - Class A (a)	1	190
Vertex Pharmaceuticals Incorporated (a)	4	898
Zimmer Biomet Holdings, Inc.	1	82
Zoetis Inc. - Class A	4	670
		39,389
Communication Services 6.8%
Activision Blizzard, Inc.	—	39
Alphabet Inc. - Class A (a)	1	1,863
Alphabet Inc. - Class C (a)	5	8,922
ASOS Plc (a)	13	832
AT&T Inc. (a)	13	372
Booking Holdings Inc. (a)	—	918
Charter Communications, Inc. - Class A (a)	—	284
Comcast Corporation - Class A	17	887
Dish Network Corporation - Class A (a)	—	14
Electronic Arts Inc.	1	208
Facebook, Inc. - Class A (a)	23	6,409
KT Corp.	11	240
Liberty Broadband Corp. - Series C (a)	2	256
Live Nation Entertainment, Inc. (a)	3	191
Match Group Holdings II, LLC (a)	5	740
Netflix, Inc. (a)	4	2,384
Nippon Telegraph & Telephone Corp.	65	1,655
Roku Inc. - Class A (a)	—	30
SEA, Ltd. - Class A - ADR (a)	5	971
Snap Inc. - Class A (a)	13	645
SoftBank Group Corp.	7	556
Tencent Holdings Limited	30	2,164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc. (a)	2	236
Verizon Communications Inc.	6	324
Vodafone Group Public Limited Company - ADR	35	577
Walt Disney Co.	10	1,748
Yahoo! Japan Corp.	73	443
		33,908
Industrials 6.7%
3M Company	1	105
ABB Ltd. - Class N	29	830
AGCO Corporation	—	21
Alaska Air Group, Inc.	1	63
Array Technologies, Inc. (a)	1	22
Ashtead Group Public Limited Company	12	561
Atlas Copco Aktiebolag - Class B	—	16
Beijing Enterprises Holdings Ltd.	58	190
Bucher Industries AG	—	12
Bunzl Public Limited Company	10	340
Canadian Pacific Railway Limited	—	15
Caterpillar Inc.	6	1,109
Central Japan Railway Co.	3	382
Cintas Corp.	1	257
Clarivate PLC (a)	1	36
CoStar Group, Inc. (a)	1	526
Cummins Inc.	2	347
DCC Public Limited Company	5	378
Deere & Company	5	1,316
Emerson Electric Co.	—	11
Epiroc Aktiebolag - Class B	1	23
Equifax Inc.	2	327
FedEx Corporation	3	900
Flowserve Corporation	3	116
Fortive Corporation	6	428
General Electric Company	231	2,495
Honeywell International Inc.	9	1,824
Hubbell Inc.	—	26
Illinois Tool Works Inc.	—	35
Ingersoll Rand Inc. (a)	4	184
Jacobs Engineering Group Inc.	6	622
JB Hunt Transport Services Inc.	1	130
Johnson Controls International Public Limited Company	12	543
Kansas City Southern	—	14
Kennametal Inc.	—	11
Kion Group AG	7	639
Knorr - Bremse Aktiengesellschaft	3	455
Koninklijke Philips N.V.	33	1,742
L3Harris Technologies, Inc.	1	199
Legrand SA	5	442
Lindsay Corp.	—	12
Melrose Holdings Limited (a)	316	774
Mitsubishi Corp.	16	392
Mitsubishi Electric Corp.	63	943
Norfolk Southern Corporation	5	1,286
Otis Worldwide Corporation	3	201
Outotec Oyj	1	13
PACCAR Inc.	3	272
Parker-Hannifin Corporation	1	207
Prysmian S.p.A.	17	607
Recruit Holdings Co., Ltd.	15	621
Rockwell Automation Inc.	2	426
Roper Technologies, Inc.	2	964
Safran (a)	4	621
Sandvik AB (a)	—	10
Schneider Electric SE (a)	2	214
Shurgard Self Storage Europe	—	18
Siemens AG - Class N	14	2,023
SMC Corp.	—	244
Snap-On Inc.	—	46
Stanley Black & Decker, Inc.	2	317
Sumitomo Corp.	38	499
TechnoPro Holdings, Inc. (c)	6	514
Teledyne Technologies Inc. (a)	—	172
Teleperformance	1	436
Textron Inc.	4	189
The Boeing Company (a)	2	324
THK Co. Ltd.	13	414
Toro Co.	—	12
Toromont Industries Ltd.	—	13
TransDigm Group Inc. (a)	—	27
Union Pacific Corporation	6	1,185
United Airlines Holdings, Inc. (a)	2	89
United Parcel Service Inc. - Class B	6	1,026
United Rentals Inc. (a)	3	611
Wabtec Corp.	1	105
Waste Connections, Inc.	2	159
Weir Group PLC(The) (a)	1	27
		33,705
Materials 4.0%
Agnico Eagle Mines Limited	1	48
Air Products and Chemicals, Inc.	—	53
Akzo Nobel N.V.	—	22
Alamos Gold Inc - Class A	—	3
Albemarle Corporation	—	44
Amcor Ltd. - CDI	32	380
Anglo American Platinum Ltd.	—	24
Anglo American PLC	2	64
AngloGold Ashanti Ltd.	1	33
Antofagasta PLC	40	783
ArcelorMittal (a)	1	30
Asahi Kasei Corp.	55	563
Avery Dennison Corporation	1	176
B2Gold Corp.	3	16
Ball Corporation	—	27
Barrick Gold Corporation	5	107
BASF SE - Class N	8	598
BHP Group PLC	26	693
BHP Group PLC	29	935
BlueScope Steel Ltd.	1	14
Boliden AB	3	97
Borregaard ASA	1	13
Celanese Corp. - Class A	—	54
Centamin PLC	1	2
Centerra Gold Inc.	—	2
CF Industries Holdings Inc.	2	84
China Steel Corp.	30	26
Cia de Minas Buenaventura SA - ADR	1	7
Covestro AG	11	679
Croda International Public Limited Company	—	23
Crown Holdings Inc. (a)	—	11
Domtar Corp. (a)	1	15
DS Smith PLC	3	17
DuPont de Nemours, Inc.	9	650
Endeavour Mining Corporation (a)	—	3
Ero Copper Corp. (a)	1	22
Evolution Mining Limited	4	15
First Quantum Minerals Ltd	1	20
Fortescue Metals Group Ltd.	3	48
Franco-Nevada Corporation	1	81
Freeport-McMoRan Inc. (a)	22	571
Fresnillo PLC	1	11
Glencore PLC (a)	17	53
Gold Fields Limited	3	24
Graphic Packaging Holding Company	1	12
Grupo Mexico SAB de CV - Class B (a)	5	23
Huntsman Corp.	1	14
Impala Platinum Holdings Limited	3	45
Independence Group NL	145	714
Industrias Penoles SAB de CV (a)	1	13
International Paper Company	22	1,111
JFE Holdings Inc.	1	12
Johnson Matthey PLC	17	571
Joint Stock Company "Alrosa" (Public Stock Society)	12	16
JSW Steel Limited	3	18
Kinross Gold Corporation	3	25
Kirkland Lake Gold Ltd.	1	58
Koninklijke DSM N.V.	—	31
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	859
Linde Public Limited Company	8	1,973

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Lundin Mining Corp.	4	39
Mondi plc	2	35
Newcrest Mining Ltd.	2	38
Newmont Corporation	2	115
Nippon Steel Corporation (a)	2	26
Norsk Hydro ASA	7	32
Northam Platinum (a)	2	28
Northern Star Resources Ltd.	7	72
Nucor Corporation	1	28
Osisko Gold Royalties Ltd	—	3
OZ Minerals Ltd.	1	21
Packaging Corporation of America	10	1,434
Pan American Silver Corp.	1	16
Perseus Mining Limited (a)	13	13
Polymetal International PLC	1	18
POSCO	—	42
PPG Industries, Inc.	6	895
Public Joint Stock Society "Polyus"	—	20
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	39
Quaker Chemical Corp.	—	29
Regis Resources Ltd.	—	—
Reliance Steel & Aluminum Co.	—	42
Rio Tinto Ltd.	3	284
Rio Tinto PLC	2	184
RPM International Inc.	1	62
Sandstorm Gold Ltd. (a)	—	2
Saracen Mineral Holdings Ltd. (a)	1	2
Sealed Air Corporation	4	197
Sherwin-Williams Co.	1	368
Shin-Etsu Chemical Co. Ltd.	—	18
Sibanye Stillwater (a)	5	22
South32 Limited	167	318
Southern Copper Corporation	5	300
SSR Mining Inc. (a)	1	14
Steel Dynamics Inc.	—	15
Stora Enso Oyj - Class R	40	758
Sumitomo Metal Mining Co. Ltd.	—	18
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	1	17
Teck Resources Limited - Class B	1	16
Torex Gold Resources Inc. (a)	—	1
Tosoh Corp.	5	75
Umicore	10	469
UPM-Kymmene Oyj	1	23
Vale S.A. (a)	6	106
Voestalpine AG	—	10
Wesdome Gold Mines Ltd (a)	3	21
West Fraser Timber Co. Ltd. (c)	—	15
Westlake Chemical Corporation	1	97
Westrock Company, Inc.	22	964
Wheaton Precious Metals Corp.	1	50
Yamana Gold Inc.	3	15
Zijin Mining Group Co. Ltd. - Class H	20	23
		20,085
Consumer Staples 3.1%
Altria Group, Inc.	5	196
Barry Callebaut AG - Class N	—	458
Colgate-Palmolive Co.	1	103
ConAgra Brands Inc.	6	209
Costco Wholesale Corporation	1	427
Diageo PLC	19	761
Dollar General Corporation	5	1,012
Estee Lauder Cos. Inc. - Class A	1	130
Keurig Dr Pepper Inc.	5	163
Kirin Holdings Co. Ltd. (c)	15	349
Kraft Heinz Foods Company	4	125
L'Oreal SA	3	1,062
Mondelez International, Inc. - Class A	6	345
Monster Beverage 1990 Corporation (a)	1	123
Nestle SA - Class N	26	3,067
PepsiCo, Inc.	4	521
Philip Morris International Inc.	5	452
Pola Orbis Holdings Inc.	6	124
Procter & Gamble Co. (a)	5	755
Sanderson Farms Inc.	—	27
Seven & I Holdings Co., Ltd.	21	755
The Clorox Company	—	40
The Coca-Cola Company	17	952
Tyson Foods Inc. - Class A	2	109
Unilever PLC	35	2,120
Walmart Inc.	2	306
Welcia Holdings Co.,Ltd.	6	238
Wilmar International Limited	168	594
		15,523
Utilities 2.0%
Ameren Corporation	11	892
American Electric Power Company, Inc.	1	92
Atmos Energy Corporation	—	23
Dominion Energy, Inc.	1	87
DTE Energy Company	1	121
Duke Energy Corporation	2	142
Electric Power Development Co., Ltd. - Class D	18	251
Engie (a)	60	916
Entergy Corporation	4	355
FirstEnergy Corp.	3	95
Horizon Holdings I	—	13
Iberdrola, Sociedad Anonima	1	11
IDACORP Inc.	—	12
National Fuel Gas Company	—	12
National Grid PLC	53	634
NextEra Energy, Inc.	35	2,679
NiSource Inc.	3	60
Public Service Enterprise Group Inc.	13	728
Sempra Energy	13	1,707
The AES Corporation	12	288
The Southern Company	18	1,078
Xcel Energy Inc.	—	11
		10,207
Real Estate 1.8%
Acadia Realty Trust (a)	4	59
Agree Realty Corporation	—	1
Alexander & Baldwin, LLC	—	4
Alexandria Real Estate Equities, Inc.	1	177
American Campus Communities, Inc.	1	60
American Tower Corporation	1	235
Apartment Income REIT Corp. (a)	2	69
Apple Hospitality REIT, Inc. (a)	3	34
AvalonBay Communities, Inc.	2	254
Camden Property Trust	1	120
Canadian Apartment Properties REIT	1	21
China Resources Mixc Lifestyle Services Limited (a)	—	2
Crown Castle International Corp.	1	76
CubeSmart	2	76
Cyrusone LLC	—	13
Derwent London PLC	1	35
Digital Realty Trust Inc.	1	165
Douglas Emmett, Inc.	2	71
DW Property Invest GmbH	1	38
EastGroup Properties Inc.	—	33
EPR Properties (a)	—	1
Equinix, Inc.	—	327
Equity Lifestyle Properties, Inc.	1	84
Equity Residential	3	184
Essex Property Trust Inc.	1	156
Fabege AB	1	21
Federal Realty Investment Trust	—	27
Frasers Centrepoint Trust	10	19
Gecina SA	—	14
Goodman Funding Pty Ltd	1	19
Grainger PLC	3	10
Great Portland Estates P L C	52	476
Hang Lung Properties Ltd.	11	29
Healthcare Realty Trust Inc.	2	46
Healthcare Trust of America, Inc. - Class A	1	37
Heiwa Real Estate Co., Ltd.	—	14
Highwoods Properties Inc.	—	14
Hongkong Land Holdings Ltd.	4	17
Hoshino Resorts REIT, Inc.	—	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Host Hotels & Resorts, Inc.	1	12
Inmobiliaria Colonial, Socimi, S.A.	2	20
Innovative Industrial Properties, Inc.	—	2
Japan Retail Fund Investment Corp.	—	22
JBG Smith Properties	1	32
Kilroy Realty Corporation	1	38
Kojamo Oyj	1	24
Lexington Realty Trust	—	1
Mapletree Industrial Trust	8	18
Mirvac Group	13	26
Mitsubishi Estate Co. Ltd.	—	3
Mitsui Fudosan Co. Ltd.	37	774
Mitsui Fudosan Logistics Park Investment Corporation	—	20
National Retail Properties, Inc.	—	2
Nippon Accommodations Fund Inc.	—	22
Pebblebrook Hotel Trust	1	23
ProLogis Inc.	25	2,456
PS Business Parks, Inc.	—	38
PSP Swiss Property AG - Class N	—	19
Public Storage	1	122
Rayonier Inc.	1	23
Realty Income Corporation	—	9
Regency Centers Corp.	1	49
Rexford Industrial Realty, Inc.	1	37
SBA Communications Corporation	—	24
Scentre Group Limited	150	320
Shaftesbury PLC (a)	1	9
Simon Property Group, Inc.	1	72
SL Green Realty Corp.	1	50
Spirit Realty Capital, Inc.	—	2
STORE Capital Corp.	—	4
Summit Industrial Income REIT	3	30
Sun Communities Inc.	1	131
Sun Hung Kai Properties Ltd.	4	45
Sunstone Hotel Investors Inc. (a)	3	36
Terreno Realty Corporation	1	54
The Unite Group PLC	2	35
Urban Edge Properties	—	4
VEREIT, Inc.	—	3
W.P. Carey Inc.	—	18
Welltower Inc.	10	638
Weyerhaeuser Company	24	806
		9,121
Energy 1.3%
Aker ASA	1	16
Cactus Inc. - Class A	1	14
ChampionX Corporation (a)	1	17
Chevron Corporation	3	280
Concho Resources Inc.	3	158
ConocoPhillips	8	336
Devon Energy Corporation	1	19
Enbridge Inc.	1	24
EOG Resources, Inc.	9	426
Equinor ASA	45	755
Exxon Mobil Corporation	5	200
Galp Energia, SGPS, S.A.	4	45
Halliburton Company	12	226
Hess Corporation	3	136
Lundin Petroleum AB	1	28
Magnolia Oil & Gas Corp. - Class A (a)	2	13
Marathon Petroleum Corporation	2	85
Meggitt PLC (a)	111	706
Pioneer Natural Resources Co.	1	74
Royal Dutch Shell PLC - Class B - ADR	10	337
TC Energy Corporation	1	23
Tenaris SA	2	15
The Williams Companies, Inc.	30	592
Total SA	28	1,225
Total SA - ADR	3	109
WorleyParsons Ltd.	55	492
WPX Energy, Inc. - Class A (a)	2	14
		6,365
Total Common Stocks (cost $249,741)		328,210
CORPORATE BONDS AND NOTES 15.1%
Financials 4.8%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (b)	90	99
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	400
AIA Group Limited
3.13%, 03/13/23 (d)	400	420
American International Group, Inc.
3.40%, 06/30/30	390	446
AssuredPartners, Inc.
7.00%, 08/15/25 (b)	230	239
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (b)	155	178
Banco Santander, S.A.
3.49%, 05/28/30 (e)	200	224
Bank of America Corporation
2.59%, 04/29/31	315	338
2.68%, 06/19/41	340	353
4.33%, 03/15/50	175	228
Barclays PLC
2.85%, 05/07/26 (e)	250	269
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	200	202
BBVA Bancomer, S.A.
4.38%, 04/10/24 (b)	275	300
BNP Paribas
2.22%, 06/09/26 (b) (e)	245	256
BPCE
4.00%, 09/12/23 (b)	510	555
Capital One Financial Corporation
3.65%, 05/11/27	240	275
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	135
Citigroup Inc.
3.40%, 07/23/21	825	837
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	707
Credit Suisse Group AG
3.00%, 12/14/23 (b) (f)	275	287
Danske Bank A/S
1.23%, 06/22/24 (b)	435	441
Discover Bank
2.70%, 02/06/30	250	266
EG Global Finance PLC
6.75%, 02/07/25 (b)	200	206
Enel Finance International N.V.
4.25%, 09/14/23 (b)	355	388
Fifth Third Bancorp
1.63%, 05/05/23	80	82
Ford Motor Credit Company LLC
5.11%, 05/03/29	200	222
4.00%, 11/13/30	200	210
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	404
HSBC Holdings PLC
3.26%, 03/13/23	525	542
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (b)	475	491
JPMorgan Chase & Co.
3.38%, 05/01/23	475	507
3.63%, 12/01/27	300	341
2.52%, 04/22/31	200	215
2.96%, 05/13/31	110	120
KeyCorp
2.25%, 04/06/27	280	300
Liberty Mutual Group Inc.
4.25%, 06/15/23 (b)	100	109
Lincoln National Corporation
3.80%, 03/01/28	325	375
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (b)	235	242

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
LYB International Finance II B.V.
3.50%, 03/02/27	325	363
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	132
2.25%, 11/15/30	70	74
Metropolitan Life Global Funding I
3.45%, 10/09/21 (b)	805	825
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	422
Morgan Stanley
3.13%, 07/27/26	275	308
National Securities Clearing Corporation
1.50%, 04/23/25 (b)	355	367
NatWest Markets N.V.
4.75%, 07/28/25 (b) (e)	325	374
New York Life Global Funding
1.10%, 05/05/23 (b)	60	61
Nordea Bank AB
1.00%, 06/09/23 (b)	235	239
Panasonic Corporation
2.54%, 07/19/22 (b)	200	205
PNC Bank, National Association
3.50%, 06/08/23	275	295
Pricoa Global Funding I
3.45%, 09/01/23 (b)	600	648
Protective Life Global Funding
1.08%, 06/09/23 (b)	235	239
Royal Bank of Canada
1.60%, 04/17/23 (e)	205	211
Santander UK Group Holdings PLC
3.57%, 01/10/23 (e)	450	463
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	371
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (b)	360	382
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (b)	400	499
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	626
The PRA Group, Inc.
7.38%, 09/01/25 (b)	165	178
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (e)	375	409
The Toronto-Dominion Bank
3.50%, 07/19/23	525	567
Truist Financial Corporation
1.95%, 06/05/30	125	130
UBS AG
1.75%, 04/21/22 (b)	300	305
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b) (e)	375	429
USA Compression Finance Corp.
6.88%, 09/01/27	200	213
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b) (e)	305	314
Voya Financial, Inc.
3.13%, 07/15/24	250	270
Wells Fargo & Company
3.07%, 01/24/23	550	565
2.39%, 06/02/28	155	165
3.07%, 04/30/41	185	201
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	390
Willis North America Inc.
3.60%, 05/15/24	150	164
4.50%, 09/15/28	195	234
Woodside Finance Limited
3.70%, 09/15/26 (b)	475	516
		24,363
Communication Services 1.8%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	271
AT&T Inc.
3.00%, 06/30/22	250	259
4.35%, 03/01/29	35	42
2.25%, 02/01/32	290	295
3.50%, 06/01/41	230	247
Avaya, Inc.
6.13%, 09/15/28 (b)	215	229
Baidu, Inc.
3.88%, 09/29/23	275	296
Booking Holdings Inc.
3.60%, 06/01/26	350	398
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (b)	200	216
CCO Holdings, LLC
5.00%, 02/01/28 (b)	330	348
Charter Communications Operating, LLC
4.50%, 02/01/24	550	610
Clear Channel International B.V.
6.63%, 08/01/25 (b)	200	211
Comcast Corporation
2.65%, 02/01/30	70	76
1.95%, 01/15/31	95	98
Consolidated Communications, Inc.
6.50%, 10/01/28 (b)	115	123
Cox Communications, Inc.
2.95%, 10/01/50 (b)	295	298
CSC Holdings, LLC
4.13%, 12/01/30 (b)	225	235
DKT Finance ApS
9.38%, 06/17/23 (b)	200	206
Expedia Group, Inc.
5.00%, 02/15/26	73	82
iHeartCommunications, Inc.
8.38%, 05/01/27	320	341
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (b)	395	425
Level 3 Financing, Inc.
4.25%, 07/01/28 (b)	65	67
3.63%, 01/15/29 (b)	280	280
Lumen Technologies Inc.
4.50%, 01/15/29 (b)	115	117
Nexstar Escrow Inc.
5.63%, 07/15/27 (b)	290	312
Omnicom Group Inc.
3.65%, 11/01/24	100	110
Scripps Escrow II, Inc.
3.88%, 01/15/29 (b)	140	146
Sinclair Television Group, Inc.
4.13%, 12/01/30 (b)	285	291
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	585
Telesat Canada
6.50%, 10/15/27 (b)	203	212
Tencent Holdings Limited
2.99%, 01/19/23 (b)	375	390
Verizon Communications Inc.
1.68%, 10/30/30 (b)	255	254
4.27%, 01/15/36	175	217
2.65%, 11/20/40	135	136
4.00%, 03/22/50	150	182
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	286
Weibo Corporation
3.50%, 07/05/24	355	372
		9,263
Health Care 1.6%
Abbott Laboratories
1.15%, 01/30/28	200	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
AbbVie Inc.
3.20%, 05/14/26	300	333
4.70%, 05/14/45	100	130
4.25%, 11/21/49	195	245
Alcon Finance Corporation
2.60%, 05/27/30 (b)	265	282
Banner Health
1.90%, 01/01/31	70	71
Becton, Dickinson and Company
3.70%, 06/06/27	180	206
2.82%, 05/20/30	140	154
Biogen Inc.
2.25%, 05/01/30	320	333
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	552
Cigna Holding Company
3.00%, 07/15/23	500	530
CommonSpirit Health
2.76%, 10/01/24	105	113
2.78%, 10/01/30	75	79
CVS Health Corporation
3.50%, 07/20/22	475	496
5.05%, 03/25/48	475	643
DaVita Inc.
3.75%, 02/15/31 (b)	250	254
Elanco Animal Health
4.91%, 08/27/21 (g) (h)	50	51
Emergent BioSolutions Inc.
3.88%, 08/15/28 (b)	205	212
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (b)	190	192
Northwell Health, Inc.
3.98%, 11/01/46	175	203
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (b)	235	248
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (h)	315	337
Providence St. Joseph Health
3.93%, 10/01/48	550	672
Stanford Health Care
3.80%, 11/15/48	150	187
Tenet Healthcare Corporation
7.00%, 08/01/25 (c)	175	181
6.13%, 10/01/28 (b)	170	177
6.88%, 11/15/31	25	26
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	148
2.90%, 05/15/50	270	297
Zoetis Inc.
2.00%, 05/15/30	290	300
		7,855
Consumer Discretionary 1.5%
Amazon.com, Inc.
5.20%, 12/03/25	350	425
3.88%, 08/22/37	225	280
Argos Holdings Inc.
7.13%, 03/15/23 (b)	225	225
Asbury Automotive Group, Inc.
4.75%, 03/01/30	155	166
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	395
Carnival Corporation
11.50%, 04/01/23 (b)	175	202
Core & Main LP
8.63%, 09/15/24 (b) (i)	195	199
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (b)	185	187
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (b)	110	120
Hasbro, Inc.
3.00%, 11/19/24 (h)	155	168
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	167	173
Hyundai Capital America
2.38%, 02/10/23 (b)	105	108
IRB Holding Corp.
6.75%, 02/15/26 (b)	225	233
Lithia Motors, Inc.
4.63%, 12/15/27 (b)	165	175
Macy's, Inc.
8.38%, 06/15/25 (b)	305	338
MGM Resorts International
6.75%, 05/01/25	210	227
5.50%, 04/15/27	155	173
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (b)	220	224
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	171
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (b)	251	272
QVC, Inc.
4.38%, 03/15/23	330	346
4.45%, 02/15/25	275	294
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (b)	100	113
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (b)	180	196
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (b)	170	176
Six Flags Operations Inc.
4.88%, 07/31/24 (b)	225	225
The Gap, Inc.
8.63%, 05/15/25 (b)	210	234
The TJX Companies, Inc.
1.60%, 05/15/31	155	156
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	680
Univision Communications Inc.
9.50%, 05/01/25 (b)	230	256
WW International, Inc.
8.63%, 12/01/25 (b)	147	153
		7,290
Energy 1.4%
APT Pipelines Limited
4.25%, 07/15/27 (b)	225	256
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	113
Canadian Natural Resources Limited
2.95%, 07/15/30	170	180
Cheniere Energy, Inc.
4.50%, 10/01/29	210	222
Chevron Corporation
2.00%, 05/11/27	115	122
CNX Resources Corporation
7.25%, 03/14/27 (b)	240	258
6.00%, 01/15/29 (b)	110	113
Comstock Resources, Inc.
9.75%, 08/15/26	215	229
Concho Resources Inc.
3.75%, 10/01/27	100	114
Diamondback Energy, Inc.
4.75%, 05/31/25	125	141
Enbridge Inc.
4.25%, 12/01/26	275	322
Energy Transfer LP
5.25%, 04/15/29	120	140
3.75%, 05/15/30	75	81
Eni S.p.A.
4.00%, 09/12/23 (b)	200	218
Harvest Midstream I, L.P.
7.50%, 09/01/28 (b)	120	128
Hess Corporation
4.30%, 04/01/27	150	165
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (b)	198	197
5.75%, 10/01/25 (b)	35	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Occidental Petroleum Corporation
2.90%, 08/15/24	440	424
8.50%, 07/15/27	105	121
6.38%, 09/01/28	60	64
6.63%, 09/01/30	65	71
6.13%, 01/01/31	35	37
Parkland Fuel Corporation
5.88%, 07/15/27 (b)	180	194
PDC Energy, Inc.
5.75%, 05/15/26	225	232
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (b) (e)	55	65
Saudi Arabian Oil Company
2.88%, 04/16/24 (b)	455	483
Suncor Energy Inc.
3.10%, 05/15/25	70	77
Sunoco LP
5.50%, 02/15/26	203	209
4.50%, 05/15/29 (b)	20	21
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (b)	215	223
6.00%, 12/31/30 (b)	35	36
Targa Resource Corporation
6.50%, 07/15/27	405	440
Total Capital International
2.99%, 06/29/41	265	289
Transocean Pontus Limited
6.13%, 08/01/25 (b)	152	144
Valero Energy Corporation
2.85%, 04/15/25	295	315
Western Midstream Operating, LP
4.65%, 07/01/26	180	189
4.75%, 08/15/28	105	110
Williams Partners L.P.
5.10%, 09/15/45	175	218
		6,996
Industrials 0.9%
Air Lease Corporation
3.50%, 01/15/22	155	159
ARD Finance S.A.
6.50%, 06/30/27 (b) (i)	400	426
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	510
Delta Air Lines, Inc.
7.38%, 01/15/26	85	97
Granite US Holdings Corporation
11.00%, 10/01/27 (b)	175	195
H&E Equipment Services, Inc.
3.88%, 12/15/28 (b)	215	216
Herc Holdings Inc.
5.50%, 07/15/27 (b)	215	230
John Deere Capital Corporation
2.35%, 01/08/21	275	275
Kansas City Southern
2.88%, 11/15/29	210	226
3.50%, 05/01/50	180	200
Lockheed Martin Corporation
3.55%, 01/15/26	250	284
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24 (c)	190	196
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (b)	130	135
Raytheon BBN Technologies Corp.
3.20%, 03/15/24	350	377
Republic Services, Inc.
3.38%, 11/15/27	100	113
Roper Technologies, Inc.
3.80%, 12/15/26	375	433
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	90	96
Spirit AeroSystems, Inc.
3.95%, 06/15/23	40	39
4.60%, 06/15/28	210	207
Tutor Perini Corporation
6.88%, 05/01/25 (b) (c)	130	128
United Airlines Holdings, Inc.
4.88%, 01/15/25 (c)	130	128
		4,670
Utilities 0.8%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (b)	209	221
Calpine Corporation
3.75%, 03/01/31 (b)	230	228
Cameron LNG, LLC
2.90%, 07/15/31 (b)	55	60
3.70%, 01/15/39 (b)	50	57
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	257
CMS Energy Corporation
3.00%, 05/15/26	100	110
Duke Energy Progress, LLC
3.70%, 10/15/46	100	119
Eversource Energy
3.30%, 01/15/28	100	112
FirstEnergy Corp.
7.38%, 11/15/31	225	319
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (b)	250	272
National Rural Utilities Cooperative Finance Corporation
2.90%, 03/15/21	475	477
NiSource Finance Corp.
3.95%, 03/30/48	150	184
Pacific Gas And Electric Company
2.10%, 08/01/27	135	137
San Diego Gas & Electric Company
4.10%, 06/15/49	425	534
State Grid Overseas Investment Limited
3.75%, 05/02/23 (b)	400	426
Virginia Electric and Power Company
4.00%, 01/15/43	275	344
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	140	151
		4,008
Materials 0.7%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	16
Allegheny Technologies Incorporated
7.88%, 08/15/23 (g) (h)	204	224
5.88%, 12/01/27 (c)	65	68
Alpha 2 B.V.
8.75%, 06/01/23 (b) (i)	143	145
Ball Corporation
2.88%, 08/15/30	230	230
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (b)	200	226
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (b)	240	259
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (b)	305	331
CVR Partners, LP
9.25%, 06/15/23 (b)	235	236
Element Solutions, Inc.
3.88%, 09/01/28 (b)	205	211
GrafTech Finance Inc.
4.63%, 12/15/28 (b)	245	248
IAMGOLD Corporation
5.75%, 10/15/28 (b)	215	218
Legacy Vulcan Corp.
4.50%, 06/15/47	100	123
Newmont Corporation
3.63%, 06/09/21	175	176
Novelis Corporation
4.75%, 01/30/30 (b)	30	32
Nucor Corporation
3.95%, 05/01/28	250	294

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	198
The Dow Chemical Company
3.15%, 05/15/24	100	108
Warrior Met Coal, Inc.
8.00%, 11/01/24 (b)	175	180
		3,523
Real Estate 0.7%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	306
Crown Castle International Corp.
2.25%, 01/15/31	185	191
Duke Realty Limited Partnership
4.00%, 09/15/28	410	482
Essex Portfolio, L.P.
3.38%, 04/15/26	525	589
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	130
Iron Mountain Incorporated
4.88%, 09/15/27 (b)	119	125
5.00%, 07/15/28 (b)	80	85
Kimco Realty Corporation
3.30%, 02/01/25	150	164
ProLogis, L.P.
2.13%, 04/15/27	35	37
Regency Centers, L.P.
3.60%, 02/01/27	100	110
RHP Hotel Properties, LP
4.75%, 10/15/27	85	88
Service Properties Trust
3.95%, 01/15/28	243	235
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	187
Vereit Operating Partnership, L.P.
2.20%, 06/15/28	75	77
W.P. Carey Inc.
3.85%, 07/15/29	280	318
XHR LP
6.38%, 08/15/25 (b)	220	232
		3,356
Information Technology 0.5%
Apple Inc.
1.65%, 05/11/30	235	242
2.95%, 09/11/49	200	223
Avnet, Inc.
4.63%, 04/15/26	100	113
Fiserv, Inc.
3.20%, 07/01/26	110	123
Microchip Technology Incorporated
3.92%, 06/01/21	150	152
Micron Technology, Inc.
2.50%, 04/24/23	185	193
Microsoft Corporation
4.20%, 11/03/35	100	131
NCR Corporation
5.75%, 09/01/27 (b)	140	149
5.00%, 10/01/28 (b)	35	37
NXP B.V.
3.15%, 05/01/27 (b)	35	39
Qualcomm Incorporated
2.15%, 05/20/30	260	276
Seagate HDD Cayman
3.13%, 07/15/29 (b)	230	230
Texas Instruments Incorporated
1.75%, 05/04/30	75	78
Unisys Corporation
6.88%, 11/01/27 (b)	80	88
Veritas USA Inc.
7.50%, 09/01/25 (b)	225	231
ViaSat, Inc.
6.50%, 07/15/28 (b) (c)	170	184
		2,489
Consumer Staples 0.4%
Altria Group, Inc.
2.35%, 05/06/25	20	21
5.80%, 02/14/39	200	263
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	372
Danone
2.95%, 11/02/26 (b)	250	275
Diageo Capital PLC
1.38%, 09/29/25	210	216
JBS Investments II GmbH
7.00%, 01/15/26 (b)	200	216
RELX Capital Inc.
3.00%, 05/22/30	95	106
Rite Aid Corporation
7.50%, 07/01/25 (b)	145	151
Safeway Inc.
3.50%, 03/15/29 (b)	130	131
Sigma Holdco B.V.
7.88%, 05/15/26 (b)	250	258
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b)	145	152
		2,161
Total Corporate Bonds And Notes (cost $70,388)		75,974
GOVERNMENT AND AGENCY OBLIGATIONS 13.7%
Mortgage-Backed Securities 7.8%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33	132	141
3.00%, 05/01/31 - 07/01/50	1,360	1,455
5.00%, 12/01/41	71	82
5.50%, 05/01/44	52	60
4.00%, 12/01/49 - 02/01/50	892	961
4.50%, 05/01/50	82	89
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 11/01/50	1,002	1,054
5.00%, 06/01/40 - 01/01/49	593	679
6.00%, 07/01/41	334	398
5.50%, 05/01/44	320	373
TBA, 4.50%, 01/15/46 (j)	500	542
3.00%, 11/01/33 - 07/01/50	5,689	6,098
4.00%, 02/01/47 - 01/01/50	2,503	2,684
4.50%, 04/01/41 - 05/01/50	1,814	2,012
3.50%, 04/01/31 - 05/01/50	4,938	5,304
TBA, 2.00%, 01/15/36 - 01/15/51 (j)	3,560	3,706
TBA, 2.50%, 01/15/31 - 01/15/51 (j)	2,610	2,752
TBA, 3.00%, 01/15/51 (j)	990	1,037
TBA, 3.50%, 01/15/51 (j)	380	402
TBA, 4.00%, 01/15/51 (j)	590	630
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	1,862	2,045
4.00%, 09/20/45 - 11/20/47	444	482
4.50%, 07/20/45 - 10/20/49	712	782
5.00%, 05/20/48 - 06/20/49	763	837
5.50%, 05/20/48 - 03/20/49	240	267
3.00%, 05/15/43 - 04/20/50	1,895	1,972
TBA, 2.00%, 01/15/51 (j)	90	94
TBA, 2.50%, 01/15/51 (j)	990	1,048
TBA, 4.00%, 01/15/51 (j)	530	565
TBA, 3.00%, 02/15/51 (j)	645	675
		39,226
U.S. Treasury Bond 2.7%
Treasury, United States Department of
4.50%, 05/15/38	2,320	3,499
3.50%, 02/15/39	510	692
1.13%, 05/15/40	840	797
3.13%, 11/15/41	910	1,189
3.00%, 08/15/48 (k)	4,675	6,146
2.00%, 02/15/50	690	749
1.25%, 05/15/50	300	272
1.38%, 08/15/50	325	304
		13,648

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Note 2.2%
Treasury, United States Department of
1.13%, 02/28/22	1,750	1,771
0.25%, 05/31/25 - 08/31/25	3,920	3,909
0.38%, 11/30/25	3,835	3,840
0.63%, 05/15/30 - 08/15/30	1,670	1,628
		11,148
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	370
California, State of
7.55%, 04/01/39	240	421
Chicago Transit Authority
6.90%, 12/01/40	300	434
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	171
3.09%, 11/01/40	260	273
Great Lakes Water Authority
3.06%, 07/01/39	60	64
Houston, City of
2.39%, 07/01/31	70	71
Metropolitan Transportation Commission
6.91%, 10/01/50	235	434
Municipal Electric Authority of Georgia
6.66%, 04/01/57	344	532
Oregon Department of Transportation
1.76%, 11/15/32	190	192
Texas A&M University
3.33%, 05/15/39	250	275
		3,237
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	205
Manitoba, Province of
2.60%, 04/16/24	176	189
Ontario, Government of
2.40%, 02/08/22	500	512
		906
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 09/25/48 (f)	1	1
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	114	18
Series 2020-M1-HQA5, REMIC, 1.18%, (SOFR + 1.10%), 11/25/50 (f)	115	115
Series 2020-M1-DNA6, REMIC, 0.98%, (SOFR + 0.90%), 12/27/50 (f)	75	75
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.25%, (1 Month USD LIBOR + 1.10%), 11/26/29 (f)	103	101
Series 2020-2M1-R02, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 01/25/40 (f)	58	58
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 10/26/48 (f)	23	23
		391
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.13%, 07/15/22 - 07/15/30 (l)	139	148
0.63%, 01/15/24 (l)	43	46
0.25%, 02/15/50 (l)	12	15
		209
Total Government And Agency Obligations (cost $65,447)		68,765
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.6%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	376	364
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	118	119
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26	7	7
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	428
Series 2018-A-2A, 4.00%, 03/20/24	395	427
Series 2019-B-2A, 3.55%, 09/20/24	165	171
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 2.28%, (1 Month USD LIBOR + 2.14%), 10/15/25 (f)	265	265
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.70%, (1 Month USD LIBOR + 1.54%), 10/15/21 (f)	215	208
BlueMountain CLO Ltd
Series 2012-AR2-2A, 1.27%, (3 Month USD LIBOR + 1.05%), 11/20/28 (f)	375	375
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	67	68
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	158
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.52%, 05/12/23 (f)	100	102
Series 2020-A-555, REMIC, 2.65%, 12/12/29	390	410
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	270
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, 1.51%, 04/25/65	84	84
COLT Mortgage Loan Trust
Series 2019-A1-2, REMIC, 3.34%, 05/25/49 (f)	62	63
Series 2019-A3-2, REMIC, 3.54%, 05/25/49 (f)	71	72
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	121
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.62%, 01/12/24 (f)	405	405
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	429
Deephaven Residential Mortgage Trust
Series 2018-A3-3A, REMIC, 3.96%, 10/25/22 (f)	209	212
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (f)	68	69
Driven Brands Funding LLC
Series 2019-A2-1A, 4.64%, 04/22/26	128	135
Series 2020-A2-1A, 3.79%, 07/20/50	85	87
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (f)	72	74
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (f)	126	129
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (f)	150	153
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 2.09%, (1 Month USD LIBOR + 1.93%), 12/15/21 (f) (g)	95	89
GS Mortgage Securities Trust 2019-GSA1
Series 2019-B-GSA1, REMIC, 3.51%, 10/15/29	171	185
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 3.00%, 11/25/41	206	211
Homeward Opportunities Fund I Trust
Series 2019-A1-1, REMIC, 3.45%, 01/25/59 (f)	149	155
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	465
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	122
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-A-609M, REMIC, 1.51%, 10/17/22 (f)	250	250
Magnetite XXIII, Limited
Series 2019-A-23A, 1.51%, (3 Month USD LIBOR + 1.30%), 10/25/32 (f)	265	265
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (f)	90	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (f)	234	254
Mill City Mortgage Loan Trust
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (f)	235	244
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	237
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	200	206
Series 2019-A-GA, 2.40%, 05/15/28	83	85
Series 2019-A2-CA, 3.13%, 07/15/28	220	226
Nelnet Student Loan Trust
Series 2020-A-1A, 0.89%, (1 Month USD LIBOR + 0.74%), 03/26/68 (f)	93	92
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.75%, (1 Month USD LIBOR + 1.59%), 04/15/21 (f)	300	277
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (f)	182	187
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	87	88
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.30%, (1 Month USD LIBOR + 1.15%), 09/25/59 (f)	66	67
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (f)	72	73
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (f)	147	151
Series 2020-2A2-EXP1, REMIC, 1.10%, (1 Month USD LIBOR + 0.95%), 01/26/60 (f)	71	71
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	160	162
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	277
Sequoia Mortgage Trust
Series 2018-A11-CH4, REMIC, 4.00%, 03/25/24 (f)	29	30
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 06/15/21 (f) (g)	386	369
SMB Private Education Loan Trust
Series 2020-A2A-A, 2.23%, 09/15/37	100	103
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (f)	70	71
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (f)	144	144
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, REMIC, 4.12%, 10/26/48 (f)	143	146
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (f)	66	67
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (f)	136	140
Towd Point Mortgage Trust
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (f)	236	244
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (f)	233	244
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	307
Verus Securitization Trust
Series 2019-A1-INV1, REMIC, 3.40%, 12/25/58 (f) (g)	89	89
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (f)	200	201
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (f) (g)	114	116
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (f)	84	84
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	122
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	126
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	247	248
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,542)		12,785
PREFERRED STOCKS 0.5%
Health Care 0.4%
Roche Holding AG	5	1,712
Communication Services 0.1%
Telecom Italia SpA	482	249
Utilities 0.0%
American Electric Power Company, Inc., 6.13%, 03/15/22 (e)	1	25
NextEra Energy, Inc., 5.28%, 03/01/23 (e)	1	33
Sempra Energy, 6.75%, 07/15/21 (e)	—	14
The Southern Company, 6.75%, 08/01/22 (e)	2	116
		188
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (m)	15	112
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	7	109
Materials 0.0%
Gerdau SA	3	13
Total Preferred Stocks (cost $1,947)		2,383
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Industrials 0.2%
Delta Air Lines, Inc.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/49 (f) (n)	60	62
Graham Packaging Company Inc.
Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 07/28/27 (f)	220	221
TransDigm, Inc.
2020 Term Loan G, 2.40%, (3 Month USD LIBOR + 2.25%), 08/22/24 (f)	224	220
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (f)	225	226
Uber Technologies, Inc.
2018 Term Loan , 0.00%, (3 Month USD LIBOR + 4.00%), 04/04/25 (f) (n)	40	40
2018 Term Loan , 5.00%, (1 Month USD LIBOR + 4.00%), 04/04/25 (f)	162	162
		931
Information Technology 0.1%
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (f)	155	155
Virtusa Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 12/09/27 (f) (n)	235	233
		388
Consumer Discretionary 0.1%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (f)	78	78
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (f)	156	156
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (f)	30	31
		265
Consumer Staples 0.0%
Coty Inc.
2018 USD Term Loan B, 2.40%, (3 Month USD LIBOR + 2.25%), 03/29/25 (f)	215	202
Financials 0.0%
Alpha 3 B.V.
2017 Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 01/31/24 (f)	144	144

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Communication Services 0.0%
E.W. Scripps Company (The)
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/15/27 (f) (n)	25	25
Radiate Holdco, LLC
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/10/26 (f) (n)	65	65
		90
Materials 0.0%
Alpha 3 B.V.
2017 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.00%), 01/31/24 (f) (n)	85	85
Total Senior Floating Rate Instruments (cost $2,094)		2,105
RIGHTS 0.0%
IGO Limited (a) (o)	14	19
Total Rights (cost $0)		19
SHORT TERM INVESTMENTS 4.4%
Investment Companies 4.0%
JNL Government Money Market Fund, 0.02% (p) (q)	217	217
T. Rowe Price Government Reserve Fund, 0.07% (p) (q)	20,165	20,165
		20,382
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.07% (p) (q)	1,871	1,871
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.11%, 04/29/21 (r)	19	19
Total Short Term Investments (cost $22,272)		22,272
Total Investments 102.0% (cost $424,431)		512,513
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (2.0)%		(9,920)
Total Net Assets 100.0%		502,596

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $28,824 and 5.7% of the Fund.

(c) All or a portion of the security was on loan as of December 31, 2020.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $11,397.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(r) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
United States of America	72.2%
Japan	4.7
United Kingdom	3.9
France	2.5
Germany	2.2
Switzerland	2.1
Netherlands	1.6
Canada	1.5
Australia	1.5
China	1.3
Ireland	0.7
Italy	0.7
Sweden	0.6
South Korea	0.5
Singapore	0.5
Norway	0.5
Taiwan	0.5
Finland	0.4
Hong Kong	0.3
Chile	0.3
Cayman Islands	0.3
Denmark	0.2
Belgium	0.2
Spain	0.1
Mexico	0.1
Bermuda	0.1
Saudi Arabia	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Summary of Investments by Country^	Total Long Term Investments
India	0.1
Luxembourg	0.1
Austria	0.1
Israel	0.1
Brazil	—
Panama	—
South Africa	—
Bahamas	—
Liberia	—
Russian Federation	—
Portugal	—
Jersey	—
Peru	—
Monaco	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	396	420	0.1

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	91	April 2021	11,459	4	22

Short Contracts
United States 10 Year Ultra Bond	(4)	March 2021	(629)	(1)	4

JNL/T. Rowe Price Balanced Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	01/05/21	HKD	(382)	(49)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 66.1%
Information Technology 17.5%
Fiserv, Inc. (a)	2,341	266,592
Global Payments Inc.	1,049	226,040
MasterCard Incorporated - Class A (b)	190	67,769
Microsoft Corporation (b)	1,920	427,039
NXP Semiconductors N.V. (b)	954	151,714
Salesforce.Com, Inc. (a)	293	65,290
TE Connectivity Ltd.	1,064	128,791
Visa Inc. - Class A (b)	1,114	243,660
		1,576,895
Financials 10.7%
Arthur J Gallagher & Co.	400	49,504
Bank of America Corporation (b)	6,441	195,229
CME Group Inc. - Class A	266	48,506
Huntington Bancshares Incorporated	843	10,647
Intercontinental Exchange, Inc. (b)	749	86,383
Marsh & McLennan Companies, Inc.	2,321	271,537
The PNC Financial Services Group, Inc.	2,053	305,831
		967,637
Health Care 9.7%
Becton, Dickinson and Company (b)	113	28,225
Boston Scientific Corporation (a)	821	29,519
Danaher Corporation (b)	695	154,443
Envista Holdings Corporation (a)	2,411	81,309
Humana Inc. (b)	570	233,897
PerkinElmer Inc.	380	54,559
Thermo Fisher Scientific Inc. (b)	236	109,993
UnitedHealth Group Incorporated (b)	523	183,529
		875,474
Utilities 8.1%
Ameren Corporation	1,837	143,386
American Electric Power Company, Inc. (b)	3,093	257,587
Exelon Corporation	2,610	110,183
NiSource Inc.	4,495	103,108
Public Service Enterprise Group Inc.	1,968	114,718
		728,982
Consumer Discretionary 8.0%
Amazon.com, Inc. (a) (b)	102	330,552
Hilton Worldwide Holdings Inc. (a) (b)	583	64,813
Marriott International, Inc. - Class A (a)	628	82,903
Ross Stores Inc. (a)	517	63,493
Yum! Brands, Inc. (b)	1,622	176,067
		717,828
Industrials 6.3%
General Electric Company (b)	29,347	316,950
Ingersoll Rand Inc. (a)	1,948	88,749
Roper Technologies, Inc. (b)	172	74,199
Teledyne Technologies Inc. (a)	91	35,651
Waste Connections, Inc.	529	54,244
		569,793
Communication Services 4.2%
Alphabet Inc. - Class A (a)	13	23,321
Alphabet Inc. - Class C (a) (b)	165	289,116
Facebook, Inc. - Class A (a) (b)	254	69,243
		381,680
Consumer Staples 1.6%
Keurig Dr Pepper Inc.	4,489	143,656
Total Common Stocks (cost $4,672,685)		5,961,945
SENIOR FLOATING RATE INSTRUMENTS 9.9%
Information Technology 4.3%
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (c)	3,568	3,563
Ascend Learning, LLC
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 07/29/24 (c) (d)	685	681
CCC Information Services, Inc.
2017 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 03/30/24 (c) (d)	934	931
2017 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 03/30/24 (c)	78,257	77,963
Emerald TopCo Inc
Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 07/16/26 (c)	17,250	17,012
Press Ganey Holdings, Inc.
2020 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 07/25/26 (c)	3,455	3,446
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (c)	183,250	182,868
Ultimate Software Group Inc(The)
Term Loan B, 3.90%, (1 Month USD LIBOR + 3.75%), 04/08/26 (c)	1,866	1,863
2020 Incremental Term Loan B, 4.24%, (3 Month USD LIBOR + 4.00%), 05/03/26 (c)	94,463	94,882
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (c)	2,950	3,027
		386,236
Financials 2.2%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.40%, (1 Month USD LIBOR + 3.25%), 05/07/25 (c)	7,278	7,157
Term Loan B, 3.40%, (3 Month USD LIBOR + 3.25%), 05/10/25 (c)	6,044	5,936
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (c)	8,647	8,641
AmWINS Group, Inc.
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 01/19/24 (c) (d)	5	5
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 01/19/24 (c)	3,498	3,491
Eagle Broadband Investments LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 10/19/27 (c) (d)	2,675	2,670
Hub International Limited
2018 Term Loan B, 2.94%, (3 Month USD LIBOR + 2.75%), 04/25/25 (c)	287	282
2018 Term Loan B, 2.96%, (3 Month USD LIBOR + 2.75%), 04/25/25 (c)	111,753	109,623
2019 Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 04/25/25 (c)	45,338	45,408
Hyperion Insurance Group Ltd.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 10/22/27 (c) (d)	4,709	4,695
2020 Incremental Term Loan B, 3.97%, (3 Month USD LIBOR + 3.75%), 12/20/27 (c)	3,901	3,890
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/23/27 (c)	4,304	4,288
		196,086
Consumer Discretionary 1.5%
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (c)	28,075	27,734
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.15%, (1 Month USD LIBOR + 2.00%), 11/30/23 (c)	4,543	4,507
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (c)	7,355	7,357
Life Time Fitness Inc
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/22/22 (c)	14,722	14,288
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 01/24/27 (c)	17,597	17,244
Mileage Plus Holdings LLC
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.25%), 12/31/23 (c) (d)	1,835	1,907
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (c)	37,291	38,760
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.75%, (1 Month USD LIBOR + 3.00%), 03/01/24 (c)	4,443	4,310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (c)	15,325	15,867
WOOF Holdings, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/16/27 (c) (d)	2,230	2,225
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (c)	830	828
		135,027
Industrials 1.0%
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (c)	18,425	18,408
CPI Holdco, LLC
2019 Term Loan, 4.40%, (1 Month USD LIBOR + 4.25%), 10/28/26 (c)	1,856	1,856
Delta Air Lines, Inc.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/49 (c) (d)	2,250	2,330
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (1 Month USD LIBOR + 3.00%), 03/27/25 (c)	2,649	2,618
1st Lien Term Loan B, 0.00%, (3 Month EURIBOR + 3.50%), 03/31/25, EUR (c) (d)	10,280	12,478
2020 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 03/31/25 (c)	1,890	1,890
Gardner Denver, Inc.
2020 USD Term Loan B, 2.90%, (1 Month USD LIBOR + 2.75%), 03/01/27 (c)	2,020	2,018
USI, Inc.
2017 Repriced Term Loan, 3.25%, (3 Month USD LIBOR + 3.00%), 05/16/24 (c)	28,839	28,401
2019 Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 4.00%), 12/02/26 (c)	9,397	9,368
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 12/02/26 (c)	6,840	6,819
Welbilt, Inc.
2018 Term Loan B, 2.65%, (1 Month USD LIBOR + 2.50%), 10/16/25 (c)	2,875	2,717
		88,903
Health Care 0.4%
Aspen Dental Management, Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 12/15/27 (c) (d)	8,240	8,238
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 05/09/25 (c)	1,970	1,933
Heartland Dental, LLC
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/17/25 (c) (d)	2,605	2,537
2018 1st Lien Term Loan, 3.65%, (1 Month USD LIBOR + 3.50%), 04/17/25 (c)	9,222	8,983
Incremental Term Loan, 4.65%, (1 Month USD LIBOR + 4.50%), 04/30/25 (c)	1,102	1,076
NVA Holdings, Inc.
2019 Term Loan A3, 2.44%, (1 Month USD LIBOR + 2.25%), 09/19/22 (c) (e)	11,625	11,393
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 2.90%, (1 Month USD LIBOR + 2.75%), 02/01/25 (c)	1,838	1,794
2018 Incremental Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 02/14/25 (c)	3,009	2,966
PetVet Care Centers, LLC
Delayed Draw Term Loan, 5.25%, (1 Month USD LIBOR + 4.25%), 02/14/25 (c)	2,836	2,840
Prestige Brands, Inc.
Term Loan B4, 2.15%, (1 Month USD LIBOR + 2.00%), 01/20/24 (c)	78	78
		41,838
Materials 0.3%
H.B. Fuller Company
2017 Term Loan B, 2.15%, (1 Month USD LIBOR + 2.00%), 10/11/24 (c)	752	746
Vertical Midco GmbH
USD Term Loan B, 4.57%, (6 Month USD LIBOR + 4.25%), 06/30/27 (c)	27,330	27,423
		28,169
Consumer Staples 0.2%
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.00%, (3 Month USD LIBOR + 4.00%), 07/12/26 (c)	20,523	20,561
Total Senior Floating Rate Instruments (cost $887,626)		896,820
CORPORATE BONDS AND NOTES 7.2%
Communication Services 2.5%
CCO Holdings, LLC
4.00%, 03/01/23 (f)	5,947	6,005
5.13%, 05/01/27 (f)	24,616	26,102
5.00%, 02/01/28 (f)	36,114	38,134
Liberty Broadband Corporation
2.75%, 09/30/50 (f) (g)	3,529	3,765
Netflix, Inc.
5.50%, 02/15/22	1,260	1,322
4.38%, 11/15/26	24,835	27,506
4.88%, 04/15/28	29,217	32,955
5.88%, 02/15/25 - 11/15/28	49,118	58,402
6.38%, 05/15/29	22,335	27,699
Sirius XM Radio Inc.
3.88%, 08/01/22 (f)	1,045	1,058
T-Mobile USA, Inc.
6.00%, 03/01/23	1,815	1,820
6.50%, 01/15/26	1,025	1,061
		225,829
Consumer Discretionary 2.1%
Cedar Fair, L.P.
5.50%, 05/01/25 (f)	675	705
5.38%, 06/01/24 - 04/15/27	25,021	25,379
6.50%, 10/01/28 (f)	11,365	12,313
5.25%, 07/15/29	12,925	13,303
KFC Holding Co.
5.25%, 06/01/26 (f)	19,155	19,896
4.75%, 06/01/27 (f)	24,680	26,047
Marriott International, Inc.
0.88%, (3 Month USD LIBOR + 0.65%), 03/08/21 (c)	1,485	1,485
3.13%, 06/15/26	1,925	2,046
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (f)	7,375	7,963
Six Flags Operations Inc.
4.88%, 07/31/24 (f)	21,535	21,557
5.50%, 04/15/27 (f) (h)	16,964	17,482
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (f)	7,937	8,611
Yum! Brands, Inc.
3.75%, 11/01/21	11,046	11,176
3.88%, 11/01/23 (h)	5,450	5,702
4.75%, 01/15/30 (f)	2,015	2,207
6.88%, 11/15/37	3,355	4,324
5.35%, 11/01/43	11,005	12,338
		192,534
Industrials 1.0%
General Electric Company
5.00%, (100, 01/21/21) (i)	51,920	48,143
Korn Ferry
4.63%, 12/15/27 (f)	2,020	2,103
Lennox International Inc.
3.00%, 11/15/23	340	358
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24 (h)	2,782	2,871
Sensata Technologies B.V.
4.88%, 10/15/23 (f)	2,715	2,923
5.63%, 11/01/24 (f)	670	750
5.00%, 10/01/25 (f)	4,400	4,878
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (f)	2,235	2,322
SkyMiles IP Ltd.
4.50%, 10/20/25 (f)	13,040	13,960
4.75%, 10/20/28 (f)	7,255	7,913
Xylem Inc.
4.88%, 10/01/21	125	129
		86,350

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Information Technology 0.7%
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (f)	7,023	7,486
8.25%, 11/15/26 (f)	8,750	9,569
Solera, LLC
10.50%, 03/01/24 (f)	42,260	43,831
		60,886
Financials 0.5%
AmWINS Group, Inc.
7.75%, 07/01/26 (f)	580	623
HUB International Limited
7.00%, 05/01/26 (f)	15,225	15,916
State Street Corporation
3.81%, (3 Month USD LIBOR + 3.60%), (100, 03/15/21) (c) (i)	6,150	6,124
The Bank of New York Mellon Corporation
3.66%, (3 Month USD LIBOR + 3.42%), (100, 03/20/21) (c) (i)	6,475	6,447
The PNC Financial Services Group, Inc.
5.00%, (100, 11/01/26) (i)	7,150	7,831
USIS Merger Sub, Inc.
6.88%, 05/01/25 (f)	6,005	6,157
		43,098
Real Estate 0.2%
SBA Communications Corporation
4.00%, 10/01/22	10,015	10,115
4.88%, 09/01/24	6,330	6,496
3.88%, 02/15/27	2,945	3,075
		19,686
Health Care 0.1%
Elanco Animal Health
4.91%, 08/27/21 (j) (k)	4,950	5,056
Teleflex Incorporated
4.88%, 06/01/26	4,900	5,101
4.63%, 11/15/27	2,185	2,348
		12,505
Utilities 0.1%
NiSource Inc.
5.65%, (100, 06/15/23) (i)	6,905	7,085
Materials 0.0%
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (f)	177	179
Total Corporate Bonds And Notes (cost $598,843)		648,152
PREFERRED STOCKS 1.6%
Utilities 1.0%
Alabama Power Company, 5.00%, (25, 10/01/22) (h) (i)	31	857
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	210	10,526
CMS Energy Corporation, 5.88%, 10/15/78	585	16,614
CMS Energy Corporation, 5.88%, 03/01/79	930	25,956
DTE Energy Company, 5.25%, 12/01/77	319	8,681
Duke Energy Corporation, 5.63%, 09/15/78	281	8,086
NiSource Inc., 6.50%, (25, 03/15/24) (i)	330	9,392
SCE Trust IV, 5.38%, (25, 09/15/25) (i)	343	8,311
		88,423
Health Care 0.6%
Avantor, Inc., 6.25%, 05/15/22 (g)	375	33,342
Boston Scientific Corporation, 5.50%, 06/01/23 (g)	219	23,993
		57,335
Financials 0.0%
The Charles Schwab Corporation, 5.95%, (25, 06/01/21) (i)	4	104
Total Preferred Stocks (cost $122,868)		145,862
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,367	3,528
Series 2017-A23-1A, 4.12%, 07/26/27	3,642	3,897
Series 2019-A2-1A, 3.67%, 10/25/29 (f)	2,911	3,082
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	13	13
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	110	106
Series 2012-PTT-2A, 4.63%, 06/03/25	279	251
Series 2013-A-1, 3.95%, 11/15/25	171	156
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,280	2,360
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,706)		13,393
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (l)	133	1,293
Total Investment Companies (cost $1,357)		1,293
TRUST PREFERREDS 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (25, 03/15/24) (i)	8	200
Total Trust Preferreds (cost $172)		200
SHORT TERM INVESTMENTS 16.2%
Investment Companies 16.1%
JNL Government Money Market Fund, 0.02% (l) (m)	19,568	19,568
T. Rowe Price Government Reserve Fund, 0.07% (l) (m)	1,432,395	1,432,395
		1,451,963
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.07% (l) (m)	5,933	5,933
Total Short Term Investments (cost $1,457,896)		1,457,896
Total Investments 101.2% (cost $7,754,153)		9,125,561
Other Derivative Instruments (1.0)%		(90,817)
Other Assets and Liabilities, Net (0.2)%		(19,211)
Total Net Assets 100.0%		9,015,533

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $313,537 and 3.5% of the Fund.

(g) Convertible security.

(h) All or a portion of the security was on loan as of December 31, 2020.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/T. Rowe Price Capital Appreciation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,263	54	—	55	—	(24)	1,293	—

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	CGM	Call	1,500.00	01/15/21	113	(2,874)
Alphabet Inc.	GSC	Call	1,780.00	01/15/21	33	(77)
Alphabet Inc.	GSC	Call	1,800.00	01/15/21	33	(55)
Alphabet Inc.	GSC	Call	1,740.00	01/15/21	33	(138)
Alphabet Inc.	GSC	Call	1,760.00	01/15/21	33	(108)
Alphabet Inc.	GSC	Call	1,800.00	01/21/22	85	(1,710)
Alphabet Inc.	GSC	Call	1,760.00	01/21/22	85	(1,901)
Alphabet Inc.	GSC	Call	1,780.00	01/21/22	85	(1,822)
Amazon.com, Inc.	CCI	Call	4,100.00	01/21/22	25	(500)
Amazon.com, Inc.	CCI	Call	4,200.00	01/21/22	25	(449)
Amazon.com, Inc.	CCI	Call	4,300.00	01/21/22	25	(402)
Amazon.com, Inc.	CCI	Call	4,000.00	01/21/22	24	(531)
Amazon.com, Inc.	CSI	Call	3,800.00	01/21/22	38	(1,032)
Amazon.com, Inc.	CSI	Call	3,900.00	01/21/22	38	(931)
Amazon.com, Inc.	CSI	Call	4,000.00	01/21/22	38	(840)
Amazon.com, Inc.	RBC	Call	4,300.00	01/21/22	17	(274)
Amazon.com, Inc.	RBC	Call	4,200.00	01/21/22	16	(287)
Amazon.com, Inc.	RBC	Call	4,000.00	01/21/22	16	(354)
Amazon.com, Inc.	RBC	Call	3,900.00	01/21/22	17	(417)
Amazon.com, Inc.	RBC	Call	4,100.00	01/21/22	16	(320)
American Electric Power Company, Inc.	CGM	Call	115.00	01/15/21	511	—
American Electric Power Company, Inc.	CGM	Call	105.00	01/15/21	1,626	—
American Electric Power Company, Inc.	JPM	Call	95.00	01/21/22	1,883	(424)
American Electric Power Company, Inc.	JPM	Call	90.00	01/21/22	1,535	(545)
Bank of America Corporation	CSI	Call	32.00	01/21/22	2,542	(775)
Bank of America Corporation	CSI	Call	35.00	01/21/22	5,084	(1,068)
Bank of America Corporation	CSI	Call	30.00	01/21/22	4,778	(1,887)
Bank of America Corporation	SIG	Call	30.00	01/21/22	7,702	(3,042)
Becton, Dickinson and Company	GSC	Call	280.00	01/15/21	172	(2)
Becton, Dickinson and Company	GSC	Call	300.00	01/15/21	586	—
Becton, Dickinson and Company	GSC	Call	260.00	01/15/21	111	(15)
Becton, Dickinson and Company	GSC	Call	270.00	01/15/21	111	(4)
Danaher Corporation	CSI	Call	250.00	01/21/22	786	(1,377)
Facebook, Inc.	JPM	Call	270.00	01/15/21	290	(270)
Facebook, Inc.	JPM	Call	275.00	01/15/21	290	(185)
Facebook, Inc.	JPM	Call	265.00	01/15/21	290	(361)
Facebook, Inc.	JPM	Call	195.00	01/15/21	222	(1,744)
Facebook, Inc.	JPM	Call	200.00	01/15/21	222	(1,633)
Facebook, Inc.	JPM	Call	400.00	01/21/22	919	(671)
Facebook, Inc.	JPM	Call	380.00	01/21/22	228	(250)
General Electric Company	JPM	Call	9.00	01/15/21	12,905	(2,348)
General Electric Company	JPM	Call	8.00	01/15/21	18,450	(5,203)
General Electric Company	JPM	Call	15.00	01/15/21	29,084	(6)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/15/21	152	(1)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/15/21	152	(3)
Hilton Worldwide Holdings Inc.	CSI	Call	90.00	01/15/21	58	(124)
Hilton Worldwide Holdings Inc.	CSI	Call	87.50	01/15/21	58	(138)
Humana Inc.	CSI	Call	420.00	01/15/21	86	(53)
Humana Inc.	CSI	Call	430.00	01/15/21	86	(27)
Humana Inc.	CSI	Call	370.00	01/15/21	112	(466)
Humana Inc.	CSI	Call	380.00	01/15/21	112	(363)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Intercontinental Exchange, Inc.	JPM	Call	105.00	01/15/21	348	(367)
Intercontinental Exchange, Inc.	JPM	Call	100.00	01/15/21	348	(532)
MasterCard Incorporated	GSC	Call	400.00	01/21/22	574	(1,649)
Microsoft Corporation	CCI	Call	280.00	01/21/22	1,198	(979)
Microsoft Corporation	CGM	Call	170.00	01/15/21	646	(3,396)
Microsoft Corporation	CGM	Call	165.00	01/15/21	646	(3,589)
Microsoft Corporation	CSI	Call	165.00	01/15/21	1,946	(10,810)
Microsoft Corporation	JPM	Call	170.00	01/15/21	2,496	(13,123)
NXP Semiconductors N.V.	CSI	Call	140.00	01/15/21	1,272	(2,453)
NXP Semiconductors N.V.	JPM	Call	125.00	01/15/21	143	(487)
NXP Semiconductors N.V.	JPM	Call	145.00	01/15/21	414	(615)
NXP Semiconductors N.V.	JPM	Call	135.00	01/15/21	414	(1,009)
NXP Semiconductors N.V.	JPM	Call	140.00	01/15/21	414	(799)
Roper Technologies, Inc.	GSC	Call	440.00	05/21/21	187	(432)
Roper Technologies, Inc.	GSC	Call	420.00	05/21/21	156	(547)
Thermo Fisher Scientific Inc.	RBC	Call	390.00	01/15/21	98	(742)
Thermo Fisher Scientific Inc.	RBC	Call	370.00	01/15/21	99	(944)
UnitedHealth Group Incorporated	JPM	Call	330.00	01/15/21	115	(269)
UnitedHealth Group Incorporated	JPM	Call	320.00	01/15/21	733	(2,366)
Visa Inc.	CGM	Call	250.00	01/21/22	839	(1,070)
Visa Inc.	CSI	Call	235.00	01/15/21	673	(31)
Visa Inc.	CSI	Call	230.00	01/15/21	673	(63)
Visa Inc.	CSI	Call	240.00	01/15/21	673	(16)
Visa Inc.	GSC	Call	230.00	01/15/21	235	(22)
Visa Inc.	GSC	Call	240.00	01/15/21	235	(6)
Visa Inc.	GSC	Call	185.00	01/15/21	111	(375)
Visa Inc.	GSC	Call	210.00	01/15/21	814	(849)
Visa Inc.	GSC	Call	200.00	01/15/21	228	(438)
Visa Inc.	GSC	Call	195.00	01/15/21	111	(264)
Visa Inc.	GSC	Call	220.00	01/15/21	299	(113)
Visa Inc.	GSC	Call	215.00	01/15/21	183	(118)
Visa Inc.	GSC	Call	270.00	01/21/22	244	(187)
Visa Inc.	GSC	Call	260.00	01/21/22	244	(242)
Visa Inc.	GSC	Call	225.00	01/21/22	492	(1,073)
Visa Inc.	GSC	Call	230.00	01/21/22	492	(976)
Visa Inc.	GSC	Call	250.00	01/21/22	244	(311)
Yum! Brands, Inc.	CGM	Call	105.00	01/15/21	580	(256)
Yum! Brands, Inc.	CGM	Call	100.00	01/15/21	580	(516)
Yum! Brands, Inc.	MLP	Call	95.00	01/15/21	342	(472)
Yum! Brands, Inc.	MLP	Call	100.00	01/15/21	341	(304)
						(90,817)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.7%
Information Technology 38.9%
Adobe Inc. (a)	142	70,967
Advanced Micro Devices, Inc. (a)	1,584	145,271
Apple Inc. (a)	5,313	705,036
ASML Holding - ADR	328	159,914
Avalara, Inc. (a)	298	49,166
Black Knight, Inc. (a)	345	30,478
Coupa Software Incorporated (a)	57	19,306
CrowdStrike Holdings, Inc. - Class A (a)	228	48,306
Datadog, Inc. - Class A (a)	687	67,632
Fidelity National Information Services, Inc.	939	132,901
Fiserv, Inc. (a)	1,308	148,911
Global Payments Inc.	646	139,054
Intuit Inc.	499	189,718
Marvell Technology Group Ltd	1,547	73,529
MasterCard Incorporated - Class A	847	302,389
Microsoft Corporation	4,460	991,950
NVIDIA Corporation	225	117,495
Paycom Software, Inc. (a)	155	70,219
Paypal Holdings, Inc. (a)	845	197,857
Salesforce.Com, Inc. (a)	1,023	227,616
ServiceNow, Inc. (a)	278	153,189
Slack Technologies, Inc. - Class A (a)	1,725	72,883
Snowflake Inc. - Class A (a)	40	11,310
Splunk Inc. (a)	705	119,764
Spotify Technology S.A. (a)	315	99,147
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	725	79,065
Visa Inc. - Class A	1,483	324,433
Wix.Com Ltd. (a)	80	19,922
Workday, Inc. - Class A (a)	169	40,506
		4,807,934
Consumer Discretionary 22.6%
Airbnb, Inc. (b) (c)	334	46,531
Airbnb, Inc. - Class A (a)	54	7,996
Airbnb, Inc. - Class E (b) (c)	169	23,637
Alibaba Group Holding Limited - ADR (a)	1,367	318,130
Amazon.com, Inc. (a)	402	1,310,852
Aptiv PLC (a)	468	61,030
Carvana Co. - Class A (a)	329	78,749
Chipotle Mexican Grill Inc. (a)	64	88,691
Doordash, Inc. - Class A (a)	44	6,283
Draftkings Inc. - Class A (a)	831	38,679
Farfetch Ltd - Class A (a)	770	49,136
Ferrari N.V.	472	108,371
JD Health International Inc. (a)	183	3,532
Las Vegas Sands Corp. (a)	923	54,997
Lululemon Athletica Inc. (a)	274	95,494
NIKE, Inc. - Class B	849	120,089
Ross Stores Inc. (a)	1,203	147,748
Tesla Inc. (a)	175	123,146
Wynn Resorts Ltd. (a)	957	108,010
		2,791,101
Communication Services 18.5%
Activision Blizzard, Inc.	278	25,849
Alphabet Inc. - Class A (a)	208	365,285
Alphabet Inc. - Class C (a)	178	312,089
Booking Holdings Inc. (a)	31	68,718
Facebook, Inc. - Class A (a)	2,231	609,302
Match Group Holdings II, LLC (a)	685	103,545
Match Group, Inc. (a)	10	1,800
Netflix, Inc. (a)	522	282,460
SEA, Ltd. - Class A - ADR (a)	1,039	206,884
Snap Inc. - Class A (a)	4,175	209,021
Tencent Holdings Limited	1,417	102,932
		2,287,885
Health Care 10.1%
Align Technology, Inc. (a)	43	22,817
Anthem, Inc.	278	89,423
argenx SE - ADR (a)	48	14,225
Avantor, Inc. (a)	982	27,643
Centene Corporation (a)	1,108	66,500
Cigna Holding Company	656	136,514
HCA Healthcare, Inc.	558	91,724
Humana Inc.	122	49,866
Incyte Corporation (a)	491	42,674
Intuitive Surgical, Inc. (a)	219	179,284
Stryker Corporation	682	167,101
UnitedHealth Group Incorporated	688	241,166
Vertex Pharmaceuticals Incorporated (a)	477	112,701
		1,241,638
Industrials 6.7%
Cintas Corp.	253	89,434
Cummins Inc.	268	60,795
Equifax Inc.	92	17,687
FedEx Corporation	431	111,778
Fortive Corporation	1,007	71,310
Norfolk Southern Corporation	157	37,254
Parker-Hannifin Corporation	276	75,218
Roper Technologies, Inc.	316	136,304
Teledyne Technologies Inc. (a)	205	80,338
TransUnion	908	90,106
Union Pacific Corporation	195	40,582
Xiaoju Kuaizhi Inc. (c) (d)	246	10,342
		821,148
Financials 2.5%
Chubb Limited	327	50,271
MSCI Inc. - Class A	63	28,169
S&P Global Inc.	192	63,201
Shopify Inc. - Class A (a)	45	50,372
StoneCo Ltd. - Class A (a)	527	44,220
Tradeweb Markets Inc. - Class A	354	22,129
XP Inc. - Class A (a)	1,219	48,342
		306,704
Materials 0.4%
Linde Public Limited Company	173	45,594
Real Estate 0.0%
WeWork Companies Inc. (c) (d)	143	—
Total Common Stocks (cost $6,632,391)		12,302,004
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.02% (e) (f)	2,908	2,908
T. Rowe Price Government Reserve Fund, 0.07% (e) (f)	37,577	37,577
Total Short Term Investments (cost $40,485)		40,485
Total Investments 100.0% (cost $6,672,876)		12,342,489
Other Assets and Liabilities, Net 0.0%		5,441
Total Net Assets 100.0%		12,347,930

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	23,637	0.2
Airbnb, Inc.	04/15/14	6,792	46,531	0.4
WeWork Companies Inc.	06/23/15	4,698	—	—
Xiaoju Kuaizhi Inc.	10/19/15	6,753	10,342	0.1
		26,132	80,510	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.0%
Health Care 26.1%
Acadia Healthcare Company, Inc. (a)	893	44,882
ACADIA Pharmaceuticals Inc. (a)	70	3,742
Agilent Technologies, Inc.	1,062	125,836
Alcon AG (a)	575	37,939
Align Technology, Inc. (a)	58	30,994
Alkermes Public Limited Company (a)	1,313	26,194
Alnylam Pharmaceuticals, Inc. (a)	225	29,243
argenx SE - ADR (a)	132	38,820
Ascendis Pharma A/S - ADR (a)	79	13,176
Avantor, Inc. (a)	2,562	72,120
Bruker Corp.	1,731	93,699
Catalent Inc. (a)	1,405	146,218
Cooper Cos. Inc.	282	102,456
Dentsply Sirona Inc.	309	16,179
Elanco Animal Health (a)	1,506	46,189
Exact Sciences Corporation (a)	293	38,795
Exelixis, Inc. (a)	211	4,227
Hologic Inc. (a)	2,390	174,064
ICU Medical, Inc. (a)	142	30,458
IDEXX Laboratories, Inc. (a)	63	31,492
Incyte Corporation (a)	620	53,928
Ionis Pharmaceuticals Inc. (a)	658	37,203
Molina Healthcare, Inc. (a)	93	19,779
Multiplan Corporation - Class A (a) (b)	2,738	21,877
Neurocrine Biosciences, Inc. (a)	265	25,400
Perrigo Company Public Limited Company	896	40,069
PPD, Inc. (a)	518	17,726
PRA Health Sciences, Inc. (a)	530	66,483
Quidel Corporation (a)	136	24,432
Seagen Inc. (a)	304	53,243
Teleflex Incorporated	373	153,516
Ultragenyx Pharmaceutical Inc. (a)	126	17,442
Veeva Systems Inc. - Class A (a)	268	72,963
West Pharmaceutical Services Inc.	125	35,414
		1,746,198
Information Technology 22.2%
Amphenol Corporation - Class A	220	28,769
Atlassian Corporation PLC - Class A (a)	228	53,322
Bentley Systems, Incorporated - Class B	116	4,709
Bill.Com Holdings Inc. (a)	106	14,469
Black Knight, Inc. (a)	671	59,283
Broadridge Financial Solutions, Inc.	177	27,116
Ceridian HCM Holding Inc. (a)	712	75,871
Citrix Systems Inc.	286	37,209
Cognex Corp.	215	17,261
Corning Incorporated	1,414	50,904
CrowdStrike Holdings, Inc. - Class A (a)	160	33,891
DocuSign, Inc. (a)	396	88,031
Entegris, Inc.	548	52,663
Five9 Inc. (a)	93	16,219
FleetCor Technologies Inc. (a)	267	72,846
Global Payments Inc.	105	22,619
INPHI Corporation (a)	184	29,526
Keysight Technologies, Inc. (a)	706	93,256
KLA-Tencor Corp.	219	56,827
Leidos Holdings Inc.	180	18,922
Marvell Technology Group Ltd	2,343	111,386
Maxim Integrated Products, Inc. (a)	796	70,565
Microchip Technology Incorporated	983	135,762
National Instruments Corp.	1,114	48,949
nCino, Inc. (a)	69	4,996
PTC Inc. (a)	103	12,320
Skyworks Solutions, Inc.	354	54,120
Splunk Inc. (a)	311	52,836
Spotify Technology S.A. (a)	174	54,751
SS&C Technologies Holdings, Inc.	314	22,844
Wex, Inc. (a)	127	25,848
Xilinx, Inc.	264	37,427
		1,485,517
Industrials 16.8%
Alaska Air Group, Inc.	527	27,404
Array Technologies, Inc. (a)	800	34,512
BWXT Government Group, Inc.	751	45,270
Clarivate PLC (a)	2,702	80,276
Colfax Corp. (a)	1,460	55,830
CoStar Group, Inc. (a)	84	77,640
Dun & Bradstreet Holdings, Inc. (a)	707	17,604
Equifax Inc.	338	65,180
Fortive Corporation	838	59,347
IDEX Corporation	440	87,648
IHS Markit Ltd.	434	38,986
Ingersoll Rand Inc. (a)	2,513	114,492
JB Hunt Transport Services Inc.	565	77,207
Roper Technologies, Inc.	133	57,335
Textron Inc.	2,119	102,411
TransUnion	750	74,415
Verisk Analytics, Inc.	371	77,016
Waste Connections, Inc.	268	27,489
		1,120,062
Consumer Discretionary 13.0%
Airbnb, Inc. - Class A (a)	29	4,315
Aptiv PLC (a)	622	81,040
Bright Horizons Family Solutions Inc. (a)	48	8,304
Burlington Stores Inc. (a)	399	104,358
Chipotle Mexican Grill Inc. (a)	42	58,242
Dollar Tree Inc. (a)	574	62,015
Domino's Pizza, Inc.	61	23,391
Doordash, Inc. - Class A (a)	24	3,405
Draftkings Inc. - Class A (a)	358	16,668
ETSY, Inc. (a)	268	47,680
Farfetch Ltd - Class A (a)	364	23,227
Five Below, Inc. (a)	106	18,548
Hilton Worldwide Holdings Inc. (a)	706	78,550
Lululemon Athletica Inc. (a)	33	11,485
Marriott International, Inc. - Class A (a)	255	33,640
MGM Resorts International	1,769	55,741
O'Reilly Automotive, Inc. (a)	123	55,666
Ross Stores Inc. (a)	303	37,211
Terminix Global Hldgs Inc. (a)	1,343	68,506
Vail Resorts, Inc. (a)	176	49,097
VF Corp.	350	29,894
		870,983
Materials 5.8%
Avery Dennison Corporation	353	54,754
Ball Corporation	1,683	156,822
Kirkland Lake Gold Ltd.	838	34,584
Martin Marietta Materials Inc.	72	20,446
Packaging Corporation of America	168	23,169
Reynolds Consumer Products LLC	708	21,268
RPM International Inc.	352	31,955
Sealed Air Corporation	980	44,874
		387,872
Financials 5.6%
Assurant, Inc.	360	49,039
AXIS Capital Holdings Limited	650	32,754
Cboe Global Markets, Inc.	626	58,293
GoHealth, LLC - Class A (a)	515	7,035
K.K.R. Co., Inc. - Class A	1,240	50,208
Kemper Corp.	214	16,442
MarketAxess Holdings Inc.	63	35,945
Pershing Square Tontine Holdings, Ltd. - Class A (a)	706	19,570
Raymond James Financial Inc.	220	21,047
SelectQuote, Inc. (a)	338	7,014
Tradeweb Markets Inc. - Class A	788	49,211
Webster Financial Corp.	715	30,137
		376,695
Communication Services 3.2%
Match Group Holdings II, LLC (a)	862	130,326
Match Group, Inc. (a)	225	42,572
Zynga Inc. - Class A (a)	4,133	40,793
		213,691

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Consumer Staples 3.0%
Boston Beer Co. Inc. - Class A (a)	11	10,937
Casey's General Stores Inc.	405	72,341
Dollar General Corporation	395	83,069
Sprouts Farmers Market, Inc. (a)	307	6,171
Treehouse Foods, Inc. (a)	652	27,703
		200,221
Utilities 1.3%
Ameren Corporation	263	20,530
Eversource Energy	176	15,226
Sempra Energy	398	50,709
		86,465
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (c) (d)	122	—
WeWork Companies Inc. - Series D-1 (c) (d)	155	—
WeWork Companies Inc. - Class A (c) (d)	33	—
Total Common Stocks (cost $3,999,708)		6,487,704
WARRANTS 0.0%
Pershing Square Tontine Holdings, Ltd. (a)	78	748
Total Warrants (cost $444)		748
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.9%
JNL Government Money Market Fund, 0.02% (e) (f)	3,548	3,548
T. Rowe Price Government Reserve Fund, 0.07% (e) (f)	189,751	189,751
		193,299
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.07% (e) (f)	13,648	13,648
Total Short Term Investments (cost $206,947)		206,947
Total Investments 100.1% (cost $4,207,099)		6,695,399
Other Assets and Liabilities, Net (0.1)%		(7,346)
Total Net Assets 100.0%		6,688,053

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	2,036	—	—
WeWork Companies Inc. - Class A	05/26/15	464	—	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	—	—
		5,091	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 49.8%
Financials 18.3%
ABN AMRO Bank N.V.
0.80%, (3 Month USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,807
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,397
4.13%, 07/03/23	730	779
4.50%, 09/15/23	2,120	2,299
AerCap Ireland Limited
3.95%, 02/01/22	3,700	3,808
AIA Group Limited
0.76%, (3 Month USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,020
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,821
American Express Company
3.70%, 08/03/23	535	579
American International Group, Inc.
4.88%, 06/01/22	1,780	1,890
2.50%, 06/30/25	2,880	3,093
Aon Corporation
2.20%, 11/15/22	835	862
Aon PLC
2.80%, 03/15/21	4,310	4,322
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,591
3.95%, 07/01/24 (b)	690	724
2.88%, 02/15/25 (b)	1,805	1,832
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (c)	4,200	4,227
Banco Del Estado De Chile
2.70%, 01/09/25 (b)	1,180	1,246
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	3,600	3,798
Bank of America Corporation
0.90%, (3 Month USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,195
2.50%, 10/21/22	1,760	1,791
1.38%, (3 Month USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,105
0.81%, 10/24/24	1,465	1,479
Bank of Montreal
0.68%, (3 Month USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,508
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (b)	2,890	2,985
0.65%, 02/27/24 (b)	2,390	2,395
Barclays PLC
1.70%, 05/12/22 (c)	1,290	1,312
Bayer US Finance II LLC
0.88%, (3 Month USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,920
3.50%, 06/25/21 (b)	1,545	1,564
3.88%, 12/15/23 (b)	3,865	4,212
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	358
BPCE
1.43%, (3 Month USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,619
5.70%, 10/22/23 (b)	1,455	1,641
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,623
3.50%, 06/15/23	1,125	1,208
3.90%, 01/29/24	1,295	1,418
Citigroup Inc.
2.90%, 12/08/21	4,145	4,235
2.84%, 05/20/22	3,270	3,301
2.31%, 11/04/22	2,615	2,656
3.11%, 04/08/26	2,055	2,248
Citizens Bank, National Association
2.55%, 05/13/21	1,625	1,635
3.25%, 02/14/22	1,560	1,607
2.65%, 05/26/22	2,145	2,209
CNH Industrial Capital LLC
3.88%, 10/15/21	3,355	3,431
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,469
Credit Agricole SA
1.23%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (b) (c)	1,605	1,623
Credit Suisse Group AG
3.57%, 01/09/23 (b)	2,375	2,447
3.00%, 12/14/23 (a) (b)	510	533
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	2,705	2,791
1.00%, 05/05/23	3,145	3,192
Danske Bank A/S
5.00%, 01/12/22 (b)	2,115	2,208
3.00%, 09/20/22 (b)	3,980	4,044
5.38%, 01/12/24 (b)	1,065	1,202
1.23%, 06/22/24 (b)	3,110	3,155
Deutsche Bank Aktiengesellschaft
3.15%, 01/22/21 (c)	2,920	2,923
1.51%, (3 Month USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,205
3.38%, 05/12/21	285	288
4.25%, 10/14/21	3,465	3,553
Discover Bank
3.20%, 08/09/21	570	578
Enel Finance International N.V.
2.88%, 05/25/22 (b)	4,960	5,123
2.75%, 04/06/23 (b)	1,330	1,392
4.25%, 09/14/23 (b)	3,725	4,076
Equitable Financial Life Global Funding
0.50%, 11/17/23 (b)	3,360	3,363
Equitable Holdings, Inc.
3.90%, 04/20/23	1,855	1,996
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,371
Ford Motor Credit Company LLC
3.47%, 04/05/21	1,000	1,000
5.88%, 08/02/21	590	602
3.81%, 10/12/21	1,025	1,036
General Motors Financial Company, Inc.
4.20%, 03/01/21	505	506
1.08%, (3 Month USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,776
3.20%, 07/06/21	1,485	1,500
2.90%, 02/26/25	3,555	3,786
Harley-Davidson Financial Services, Inc.
1.17%, (3 Month USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,485
4.05%, 02/04/22 (b)	2,975	3,079
2.55%, 06/09/22 (b)	865	884
HSBC Holdings PLC
1.65%, 04/18/26 (c)	3,965	4,057
2.10%, 06/04/26 (c)	3,645	3,797
Imperial Brands Finance PLC
3.75%, 07/21/22 (b) (e)	4,145	4,319
3.50%, 02/11/23 (b) (e)	3,530	3,698
3.13%, 07/26/24 (b) (e)	790	849
ING Groep N.V.
1.40%, (3 Month USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,940
JPMorgan Chase & Co.
2.08%, 04/22/26	3,900	4,122
KeyBank National Association
3.30%, 02/01/22	1,610	1,662
2.30%, 09/14/22	575	594
Lincoln National Corporation
4.00%, 09/01/23	655	714
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	920	930
4.50%, 11/04/24	965	1,078

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,098
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,125
Mitsubishi UFJ Financial Group Inc
0.86%, (3 Month USD LIBOR + 0.65%), 07/26/21 (a)	960	963
1.12%, (3 Month USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,258
3.22%, 03/07/22	2,890	2,986
Moody's Corporation
3.75%, 03/24/25	2,275	2,555
Morgan Stanley
2.75%, 05/19/22	2,555	2,637
0.56%, 11/10/23	3,035	3,043
Nasdaq, Inc.
0.45%, 12/21/22 (e)	1,935	1,937
NatWest Markets PLC
2.38%, 05/21/23 (b)	2,935	3,056
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,682
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,804
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,209
2.95%, 01/30/23	1,465	1,540
QNB Finance Ltd
3.50%, 03/28/24 (d)	2,700	2,896
2.63%, 05/12/25 (d)	1,500	1,580
Reinsurance Group of America, Incorporated
5.00%, 06/01/21	295	300
Royal Bank of Canada
0.50%, 10/26/23 (c)	3,500	3,517
Santander UK Group Holdings PLC
2.10%, 01/13/23 (c)	2,380	2,456
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	290	308
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	477
3.55%, 04/15/24 (b)	860	912
Societe Generale
2.63%, 10/16/24 (b)	315	333
Standard Chartered PLC
2.74%, 09/10/22 (b)	3,770	3,823
3.95%, 01/11/23 (b)	780	820
1.37%, (3 Month USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,225
1.32%, 10/14/23 (b)	1,380	1,396
3.89%, 03/15/24 (b)	370	393
State Street Corporation
2.83%, 03/30/23	1,885	1,943
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,639
Swedbank AB
2.65%, 03/10/21 (b)	3,075	3,088
1.30%, 06/02/23 (b)	2,290	2,337
0.60%, 09/25/23 (b)	2,620	2,627
Synchrony Financial
3.00%, 06/15/22	880	909
2.85%, 07/25/22	7,715	7,972
Syngenta Finance N.V.
3.93%, 04/23/21 (b) (e)	1,375	1,386
The Charles Schwab Corporation
0.53%, (3 Month USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,352
4.20%, 03/24/25	2,365	2,710
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,990	2,104
1.32%, (3 Month USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,063
0.99%, (3 Month USD LIBOR + 0.78%), 10/31/22 (a)	735	741
0.63%, 11/17/23	2,250	2,261
3.50%, 04/01/25	2,495	2,772
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,473
The Toronto-Dominion Bank
0.45%, (3 Month USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,935
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,552
Truist Bank
1.25%, 03/09/23	5,060	5,159
U.S. Bank National Association
0.53%, (3 Month USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,693
UBS AG
1.75%, 04/21/22 (b)	540	550
UBS Group AG
1.01%, 07/30/24 (b) (c)	3,505	3,537
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b) (c)	5,035	5,073
UBS Group Funding (Switzerland) AG
1.43%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,346
Volkswagen Group of America, Inc.
2.50%, 09/24/21 (b)	575	584
2.70%, 09/26/22 (b)	1,345	1,394
Wells Fargo & Company
3.50%, 03/08/22	1,490	1,545
1.65%, 06/02/24	1,850	1,902
2.19%, 04/30/26	1,780	1,873
REMIC, 4.13%, 08/15/23	775	845
Wells Fargo Bank, National Association
2.08%, 09/09/22	2,285	2,311
		326,701
Energy 6.8%
Aker BP ASA
3.00%, 01/15/25 (b)	1,880	1,966
BP Capital Markets America Inc.
2.94%, 04/06/23	2,075	2,192
Canadian Natural Resources Limited
2.05%, 07/15/25	2,760	2,897
Cenovus Energy Inc.
3.00%, 08/15/22	4,470	4,545
3.80%, 09/15/23	585	608
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,435	5,175
5.88%, 03/31/25	2,835	3,298
Diamondback Energy, Inc.
2.88%, 12/01/24	5,040	5,285
4.75%, 05/31/25	2,345	2,637
Energy Transfer LP
4.25%, 03/15/23	3,055	3,245
4.20%, 09/15/23	575	619
5.88%, 01/15/24	4,795	5,385
4.90%, 02/01/24	495	541
2.90%, 05/15/25	480	508
Eni S.p.A.
4.00%, 09/12/23 (b)	1,930	2,099
EOG Resources, Inc.
2.63%, 03/15/23	594	620
EQT Corporation
4.88%, 11/15/21	530	543
3.00%, 10/01/22 (f)	4,250	4,285
Equinor ASA
2.88%, 04/06/25	3,880	4,233
Exxon Mobil Corporation
1.90%, 08/16/22	1,429	1,467
1.57%, 04/15/23	3,880	3,989
2.99%, 03/19/25	4,590	5,025
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (b)	285	290
2.60%, 10/15/25 (b)	940	972
Husky Energy Inc.
3.95%, 04/15/22	4,100	4,224
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	304

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Kinder Morgan, Inc.
5.00%, 02/15/21 (b)	1,425	1,432
Marathon Oil Corporation
2.80%, 11/01/22	1,347	1,384
MPLX LP
1.33%, (3 Month USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,754
Occidental Petroleum Corporation
2.60%, 08/13/21 (f)	2,095	2,100
Phillips 66
0.83%, (3 Month USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,700
Reliance Industries Limited
5.40%, 02/14/22 (d)	3,600	3,774
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	5,335	5,613
5.63%, 04/15/23	3,245	3,549
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,396
Schlumberger Canada Limited
1.40%, 09/17/25	695	713
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	3,725	4,063
4.00%, 12/21/25 (b)	760	864
Shell International Finance B.V.
2.38%, 04/06/25	2,505	2,681
Suncor Energy Inc.
2.80%, 05/15/23	3,170	3,333
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	915	921
3.45%, 01/15/23	225	234
4.25%, 04/01/24	140	151
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,732
Valero Energy Corporation
2.70%, 04/15/23	3,620	3,780
1.20%, 03/15/24	1,950	1,955
3.65%, 03/15/25	490	536
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,753
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,044
4.30%, 03/04/24	635	699
		122,113
Health Care 5.0%
AbbVie Inc.
2.30%, 05/14/21	2,675	2,690
3.45%, 03/15/22	1,380	1,423
3.25%, 10/01/22	425	443
2.90%, 11/06/22	3,782	3,957
3.20%, 11/06/22	440	461
2.60%, 11/21/24	8,860	9,496
Baxalta Incorporated
3.60%, 06/23/22	680	706
Becton, Dickinson and Company
2.89%, 06/06/22	5,059	5,223
3.36%, 06/06/24	3,250	3,519
3.73%, 12/15/24	500	553
Bristol-Myers Squibb Company
2.88%, 02/19/21	2,905	2,915
2.60%, 05/16/22	1,075	1,108
3.55%, 08/15/22	1,580	1,661
2.75%, 02/15/23	1,579	1,656
3.25%, 02/20/23	480	508
3.63%, 05/15/24	425	464
2.90%, 07/26/24	2,235	2,425
Cardinal Health, Inc.
2.62%, 06/15/22	265	273
3.20%, 03/15/23	1,770	1,870
3.08%, 06/15/24	1,445	1,552
3.50%, 11/15/24	2,425	2,646
Cigna Holding Company
0.88%, (3 Month USD LIBOR + 0.65%), 09/17/21 (a)	1,560	1,560
3.40%, 09/17/21	865	884
3.90%, 02/15/22	1,300	1,350
3.00%, 07/15/23	1,455	1,541
3.75%, 07/15/23	1,516	1,637
CommonSpirit Health
1.55%, 10/01/25	1,670	1,718
CVS Health Corporation
0.95%, (3 Month USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,652
3.35%, 03/09/21	1,702	1,711
3.70%, 03/09/23	735	786
2.63%, 08/15/24	785	841
EMD Finance LLC
2.95%, 03/19/22 (b)	1,005	1,031
Gilead Sciences, Inc.
0.75%, 09/29/23	5,055	5,068
Humana Inc.
3.15%, 12/01/22	805	841
2.90%, 12/15/22	430	449
3.85%, 10/01/24	1,200	1,328
4.50%, 04/01/25	2,190	2,517
PeaceHealth
1.38%, 11/15/25	470	478
Perrigo Finance Unlimited Company
3.90%, 12/15/24	8,445	9,272
Royalty Pharma PLC
0.75%, 09/02/23 (b)	1,895	1,902
Stryker Corporation
0.60%, 12/01/23	2,430	2,433
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	3,335	3,432
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	790	899
		88,879
Consumer Discretionary 4.2%
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,141
BMW US Capital, LLC
0.63%, (3 Month USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,657
0.71%, (3 Month USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,960
Booking Holdings Inc.
4.10%, 04/13/25	1,760	1,998
Cox Communications Inc.
2.95%, 06/30/23 (b)	1,090	1,147
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	495	496
3.75%, 11/05/21 (b)	2,390	2,455
1.75%, 03/10/23 (b)	3,440	3,530
Expedia Group, Inc.
3.60%, 12/15/23 (b)	2,550	2,718
General Motors Company
4.88%, 10/02/23	1,860	2,062
5.40%, 10/02/23	2,230	2,505
Hasbro, Inc.
2.60%, 11/19/22 (e)	1,790	1,856
3.00%, 11/19/24 (e)	2,400	2,599
Hyundai Capital America
2.45%, 06/15/21 (b)	1,690	1,702
3.95%, 02/01/22 (b)	1,110	1,147
3.00%, 06/20/22 (b)	2,480	2,559
2.85%, 11/01/22 (b)	1,039	1,077
1.15%, 11/10/22 (b)	1,460	1,468
2.38%, 02/10/23 (b)	4,275	4,412
JD.com, Inc.
3.13%, 04/29/21	5,535	5,569
Marriott International, Inc.
3.13%, 02/15/23	800	827
3.60%, 04/15/24	415	442
McDonald's Corporation
3.35%, 04/01/23	1,675	1,782
3.30%, 07/01/25	650	723
1.45%, 09/01/25	1,145	1,185
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (b)	1,340	1,366

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	2,400	2,510
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,388	1,453
QVC, Inc.
4.38%, 03/15/23	2,135	2,241
Ralph Lauren Corporation
1.70%, 06/15/22	450	458
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,608
0.88%, 04/15/26	1,125	1,120
The TJX Companies, Inc.
3.50%, 04/15/25	3,245	3,620
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (b)	760	784
0.75%, 11/23/22 (b)	1,720	1,726
3.13%, 05/12/23 (b)	705	745
0.88%, 11/22/23 (b)	1,655	1,664
Walgreen Co.
3.10%, 09/15/22	820	856
		74,168
Information Technology 3.4%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,791
Analog Devices, Inc.
2.95%, 04/01/25	620	676
Apple Inc.
2.40%, 05/03/23	2,380	2,495
Avnet, Inc.
3.75%, 12/01/21 (e) (f)	1,643	1,683
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,570
Global Payments Inc.
2.65%, 02/15/25	1,800	1,927
International Business Machines Corporation
2.50%, 01/27/22	1,640	1,679
2.85%, 05/13/22	1,995	2,066
2.88%, 11/09/22	323	338
Microchip Technology Incorporated
3.92%, 06/01/21	4,640	4,707
2.67%, 09/01/23 (b)	2,205	2,309
0.97%, 02/15/24 (b)	3,180	3,188
Micron Technology, Inc.
2.50%, 04/24/23	6,415	6,689
4.64%, 02/06/24	680	757
NXP B.V.
3.88%, 09/01/22 (b)	3,040	3,191
4.63%, 06/01/23 (b)	4,475	4,880
4.88%, 03/01/24 (b)	145	163
2.70%, 05/01/25 (b)	405	436
Oracle Corporation
2.50%, 04/01/25	5,485	5,886
Paypal Holdings, Inc.
1.35%, 06/01/23	3,190	3,267
Texas Instruments Incorporated
1.38%, 03/12/25	1,040	1,079
The Western Union Company
3.60%, 03/15/22 (e)	3,305	3,416
2.85%, 01/10/25 (e)	2,469	2,644
		59,837
Industrials 3.2%
Air Lease Corporation
2.50%, 03/01/21	685	687
3.50%, 01/15/22	1,320	1,358
2.25%, 01/15/23	1,680	1,723
Carrier Global Corporation
2.24%, 02/15/25	3,470	3,670
Caterpillar Financial Services Corporation
0.51%, (3 Month USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,427
Deere & Company
2.75%, 04/15/25	830	904
Eastern Creation II Investment Holdings Ltd.
1.00%, 09/10/23 (d)	3,125	3,114
Equifax Inc.
2.30%, 06/01/21	2,500	2,516
1.09%, (3 Month USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,444
3.60%, 08/15/21	1,350	1,377
3.95%, 06/15/23	440	475
FedEx Corporation
3.40%, 01/14/22	775	800
3.80%, 05/15/25	1,675	1,891
General Dynamics Corporation
2.25%, 11/15/22	3,595	3,709
General Electric Capital Corporation
3.45%, 05/15/24	1,065	1,154
Heathrow Funding Limited
4.88%, 07/15/21 (b)	3,275	3,339
Honeywell International Inc.
1.35%, 06/01/25	1,935	2,000
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	2,129
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	2,080
4.50%, 03/15/23 (b)	965	1,013
Penske Truck Leasing Co., L.P.
3.30%, 04/01/21 (b)	2,678	2,690
3.65%, 07/29/21 (b)	585	594
3.38%, 02/01/22 (b)	1,695	1,740
Picasso Finance Sub, Inc.
2.25%, 06/16/25 (d)	2,762	2,822
Republic Services, Inc.
2.50%, 08/15/24	1,975	2,106
Roper Technologies, Inc.
0.45%, 08/15/22	445	446
3.13%, 11/15/22	3,505	3,661
3.65%, 09/15/23	700	758
2.35%, 09/15/24	825	878
1.00%, 09/15/25	685	690
Shanghai Electric Group Company Limited
2.65%, 11/21/24 (d)	4,130	4,278
		57,473
Utilities 3.0%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	464
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,145
Consorcio Transmantaro S.A.
4.38%, 05/07/23 (d)	2,000	2,122
Edison International
3.13%, 11/15/22	1,330	1,381
2.95%, 03/15/23	1,400	1,456
Enel Finance International N.V.
2.65%, 09/10/24 (b)	595	634
FirstEnergy Corp.
2.85%, 07/15/22 (e) (g)	2,300	2,339
Hero Asia Investment Limited
1.50%, 11/18/23 (d)	4,500	4,497
NextEra Energy Capital Holdings, Inc.
0.77%, (3 Month USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,043
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,553
Pacific Gas And Electric Company
1.60%, (3 Month USD LIBOR + 1.38%), 11/15/21 (a)	4,555	4,559
1.75%, 06/16/22	8,735	8,758
PNM Resources, Inc.
3.25%, 03/09/21	2,375	2,384
San Diego Gas & Electric Company
1.91%, 02/01/22	343	345
Sempra Energy
2.88%, 10/01/22	1,400	1,457
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (d)	4,100	4,215
The AES Corporation
3.30%, 07/15/25 (b)	1,640	1,786

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (b)	2,440	2,762
The Southern Company
2.35%, 07/01/21	875	882
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	6,995	7,567
		53,349
Communication Services 2.8%
Baidu, Inc.
3.50%, 11/28/22	1,820	1,907
CC Holdings GS V LLC
3.85%, 04/15/23	4,655	5,001
Charter Communications Operating, LLC
4.46%, 07/23/22	9,065	9,554
4.91%, 07/23/25	4,240	4,923
Comcast Corporation
3.70%, 04/15/24	2,415	2,658
3.10%, 04/01/25	620	681
Cox Communications, Inc.
3.15%, 08/15/24 (b)	3,990	4,322
Fox Corporation
3.67%, 01/25/22	2,905	3,007
4.03%, 01/25/24	785	864
3.05%, 04/07/25	390	427
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (d)	4,100	4,442
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,467
Sky Limited
3.75%, 09/16/24 (b)	780	868
T-Mobile USA, Inc.
3.50%, 04/15/25 (b)	2,130	2,356
Verizon Communications Inc.
5.15%, 09/15/23	1,435	1,616
3.38%, 02/15/25	1,005	1,115
0.85%, 11/20/25	2,560	2,580
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,856
WPP Finance 2010
3.63%, 09/07/22 (e)	635	668
		50,312
Consumer Staples 1.8%
Altria Group, Inc.
3.49%, 02/14/22	1,300	1,344
3.80%, 02/14/24	3,320	3,625
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,010	1,098
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	2,204
Bunge Limited Finance Corp.
3.00%, 09/25/22 (e)	5,185	5,384
4.35%, 03/15/24	295	326
Cargill, Incorporated
1.38%, 07/23/23 (b)	1,320	1,353
China Mengniu Dairy Company Limited
1.88%, 06/17/25 (d)	3,803	3,840
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,382
General Mills, Inc.
0.77%, (3 Month USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,483
HPHT Finance (17) Limited
2.75%, 09/11/22 (d)	2,595	2,660
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,515
Philip Morris International Inc.
1.13%, 05/01/23	965	984
Prosperous Ray Limited
4.63%, 11/12/23 (d)	3,000	3,280
		32,478
Real Estate 0.7%
Brixmor Operating Partnership LP
3.25%, 09/15/23	2,645	2,800
Crown Castle International Corp.
5.25%, 01/15/23	1,170	1,281
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,369
Simon Property Group, L.P.
2.63%, 06/15/22 (f)	2,225	2,283
2.00%, 09/13/24	1,030	1,077
3.38%, 10/01/24	2,360	2,564
3.50%, 09/01/25	555	614
Ventas Realty, Limited Partnership
3.10%, 01/15/23	460	482
		12,470
Materials 0.6%
Legacy Vulcan Corp.
0.88%, (3 Month USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,901
LYB International Finance III, LLC
1.25%, 10/01/25	1,750	1,781
Nucor Corporation
2.00%, 06/01/25	695	731
POSCO
2.38%, 01/17/23 (b)	3,435	3,541
		9,954
Total Corporate Bonds And Notes (cost $861,074)		887,734
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.8%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 1.03%, (1 Month USD LIBOR + 0.88%), 09/15/34 (a) (g)	1,665	1,665
Ally Master Owner Trust
Series 2018-A-2, 3.29%, 05/15/21	4,225	4,262
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,528	1,285
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,578
Series 2017-B-7, 2.54%, 10/17/22	980	984
AmeriCredit Automobile Receivables Trust
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,623
Series 2016-D-3, 2.71%, 09/08/22	2,130	2,139
Series 2016-D-4, 2.74%, 12/08/22	3,900	3,938
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,236
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,352
Series 2017-B-3, 2.24%, 06/19/23	344	344
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,120
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,355
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,327
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,231
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23 (a)	1,553	1,574
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	3,222	3,259
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, 1.26%, 05/25/65	1,695	1,701
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a)	1,236	1,270
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a)	1,420	1,462
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	1,322	1,328
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	3,476	3,416
Ares LVII CLO Ltd
Series 2020-A-57A, 1.56%, (3 Month USD LIBOR + 1.32%), 10/27/31 (a)	2,235	2,238
Ares LVIII CLO Ltd
Series 2020-A-58A, 0.00%, (3 Month USD LIBOR + 1.22%), 01/25/33 (a)	955	955
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26	44	44
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	31	31
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 1.21%, (1 Month USD LIBOR + 1.05%), 09/15/21 (a)	1,190	1,175
Avis Budget Rental Car Funding (AESOP) LLC
Series 2016-A-1A, 2.99%, 06/20/21	2,200	2,213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Series 2019-B-1A, 3.70%, 03/20/22	625	632
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,413
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,200
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,156
Series 2018-C-2A, 4.95%, 03/20/24	800	827
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,782
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,268
Series 2020-A-1A, 2.33%, 08/20/25	990	1,019
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 1.01%, (1 Month USD LIBOR + 0.85%), 09/15/34 (a)	2,400	2,370
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	958	981
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, REMIC, 3.50%, 01/28/58 (a)	2,356	2,380
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (a)	2,014	2,068
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (a)	703	720
BlueMountain CLO Ltd
Series 2015-A1R-2A, 1.15%, (3 Month USD LIBOR + 0.93%), 07/19/27 (a) (b)	2,557	2,553
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	664	673
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.24%, (1 Month USD LIBOR + 1.08%), 10/15/21 (a)	1,566	1,567
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-C-BXLP, REMIC, 1.28%, (1 Month USD LIBOR + 1.12%), 12/15/21 (a)	1,454	1,450
Series 2020-D-BXLP, REMIC, 1.41%, (1 Month USD LIBOR + 1.25%), 12/15/21 (a)	1,394	1,380
BX Trust
Series 2018-A-GW, REMIC, 0.96%, (1 Month USD LIBOR + 0.80%), 05/15/37 (a) (g)	4,875	4,796
Capital Auto Receivables Asset Trust
Series 2018-C-2, 3.69%, 02/22/21	1,130	1,147
Series 2018-C-1, 3.36%, 06/20/21	2,280	2,328
Series 2018-D-1, 3.70%, 06/20/21	2,235	2,273
Series 2017-B-1, 2.43%, 05/20/22	385	385
Series 2017-C-1, 2.70%, 09/20/22	620	620
Series 2018-B-2, 3.48%, 10/20/23	885	885
Capital Auto Receivables Asset Trust 2018-1
Series 2018-B-1, 3.09%, 08/22/22	1,485	1,505
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.22%, (3 Month USD LIBOR + 1.00%), 07/28/28 (a)	1,199	1,196
CarMax Auto Owner Trust 2017-1
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,643
CarMax Auto Owner Trust 2017-4
Series 2017-C-4, 2.70%, 10/15/21	530	539
CarMax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,681
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,855
Series 2020-C-1, 2.34%, 11/17/25	785	793
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,334
Cayuga Park CLO Ltd
Series 2020-A-1A, 1.83%, (3 Month USD LIBOR + 1.60%), 07/17/31 (a)	2,510	2,516
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 1.81%, (1 Month USD LIBOR + 1.65%), 11/15/21 (a)	3,115	3,030
CIFC Funding Ltd
Series 2020-A1-3A, 1.56%, (3 Month USD LIBOR + 1.35%), 10/20/31 (a)	1,910	1,913
CIFC Funding Ltd.
Series 2014-A1-2RA, 1.26%, (3 Month USD LIBOR + 1.05%), 04/24/30 (a)	1,660	1,656
Series 2020-A1-1A, 1.94%, (3 Month USD LIBOR + 1.70%), 07/15/32 (a)	2,905	2,914
CIM Trust 2020-INV1
Series 2020-A2-INV1, 2.50%, 04/25/50	3,289	3,400
Citigroup Commercial Mortgage Trust
Series 2013-B-375P, REMIC, 3.52%, 05/12/23 (a)	1,980	2,056
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	3,649	3,771
CNH Equipment Trust
Series 2018-B-A, 3.47%, 04/15/22	970	1,003
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,201
Cold Storage Trust 2020-ICE5
Series 2020-B-ICE5, 1.46%, (1 Month USD LIBOR + 1.30%), 11/17/25 (a)	4,385	4,386
Cole Park CLO Ltd
Series 2015-AR-1A, 1.27%, (3 Month USD LIBOR + 1.05%), 10/20/28 (a)	2,795	2,795
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, 1.51%, 04/25/65	889	891
COLT Mortgage Loan Trust
Series 2019-A1-2, REMIC, 3.34%, 05/25/49 (a)	677	687
Series 2019-A1-3, REMIC, 2.76%, 08/25/49 (a)	1,641	1,670
COMM 2013-300P Mortgage Trust
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,279
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.69%, 01/12/24 (a)	1,930	2,079
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	3,145
COMM Mortgage Trust
Series 2014-D-CR19, REMIC, 4.71%, 08/12/24 (a)	760	704
Series 2020-D-CBM, REMIC, 3.63%, 02/12/25	980	933
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/48	3,138	3,143
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.59%, (1 Month USD LIBOR + 1.43%), 05/15/21 (a)	2,680	2,677
Series 2019-D-ICE4, REMIC, 1.76%, (1 Month USD LIBOR + 1.60%), 05/15/21 (a)	1,965	1,945
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,164	1,193
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	920	953
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	1,970	2,040
Daimler Trucks Retail Trust
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,737
Deephaven Residential Mortgage Trust
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a)	278	280
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	24	24
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	23	23
Series 2018-A1-1A, REMIC, 2.98%, 02/25/22 (a)	361	364
Series 2018-A1-2A, REMIC, 3.48%, 06/25/22 (a)	780	791
Series 2018-A3-3A, REMIC, 3.96%, 10/25/22 (a)	84	86
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23 (a)	987	1,004
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23 (a)	980	991
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23 (a)	1,005	1,027
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23 (a)	820	828
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a)	60	61
Deephaven Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (a)	1,725	1,736
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,627

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Dryden Senior Loan Fund
Series 2020-A-86A, 1.88%, (3 Month USD LIBOR + 1.65%), 07/17/30 (a)	2,550	2,557
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27	106	106
Series 2019-A-A, 2.61%, 01/25/34	1,377	1,412
Series 2017-A-A, REMIC, 2.69%, 03/25/30	401	400
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (a)	651	656
Enterprise Fleet Financing, LLC
Series 2018-A2-1, 2.87%, 02/20/21 (b)	153	154
Series 2018-A2-2, 3.14%, 06/20/21	548	552
Series 2019-A2-1, 2.98%, 02/22/22	729	738
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	1,435	1,458
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (a)	1,002	1,024
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 1.00%, (1 Month USD LIBOR + 0.85%), 08/25/41 (a)	1,076	1,073
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,402
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,957
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, 2.24%, 01/25/50	2,693	2,756
Galton Funding Mortgage Trust
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (a)	611	616
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (a)	787	806
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	827
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (a)	935	956
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (a)	1,170	1,177
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23	635	639
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	700	712
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	1,010
GMF Floorplan Owner Revolving Trust
Series 2019-A-1, 2.70%, 04/15/22	1,865	1,919
Series 2020-B-1, 1.03%, 08/15/23	845	841
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 1.37%, (3 Month USD LIBOR + 1.15%), 10/20/28 (a)	1,930	1,928
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.19%, (1 Month USD LIBOR + 1.03%), 12/15/21 (a) (g)	3,959	3,876
Series 2019-C-WOLF, REMIC, 1.79%, (1 Month USD LIBOR + 1.63%), 12/15/21 (a) (g)	1,190	1,112
GS Mortgage Securities Corp Trust 2019-SOHO
Series 2019-A-SOHO, REMIC, 1.06%, (1 Month USD LIBOR + 0.90%), 06/15/21 (a) (g)	3,300	3,296
GS Mortgage Securities Trust
Series 2014-2A1-EB1A, REMIC, 2.31%, 05/25/21 (a)	78	78
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	528	539
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,095	1,141
Homeward Opportunities Fund I Trust
Series 2018-A1-1, REMIC, 3.77%, 06/25/48 (a)	873	912
Series 2018-A2-1, REMIC, 3.90%, 06/25/48 (a)	862	893
Series 2019-A1-1, REMIC, 3.45%, 01/25/59 (a)	1,645	1,706
Series 2019-A3-1, REMIC, 3.61%, 01/25/59 (a)	1,434	1,454
Series 2019-A1-3, REMIC, 2.68%, 11/25/59 (a)	1,454	1,485
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, REMIC, 1.66%, 05/25/65	2,809	2,832
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (a)	2,250	2,345
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	879
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,724
Hyundai Auto Receivables Trust 2020-A
Series 2020-A3-A, 1.41%, 11/15/24	1,535	1,567
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, REMIC, 0.98%, (1 Month USD LIBOR + 0.83%), 03/25/43 (a)	638	640
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (a)	1,044	1,079
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, REMIC, 1.51%, (1 Month USD LIBOR + 1.35%), 09/15/22 (a) (g)	3,760	3,705
Series 2019-C-BKWD, REMIC, 1.76%, (1 Month USD LIBOR + 1.60%), 09/15/22 (a) (g)	1,195	1,169
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	1,339	1,376
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,708
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-B-609M, REMIC, 1.91%, 10/17/22 (a)	2,420	2,421
Series 2020-C-609M, REMIC, 2.31%, 10/17/22 (a)	1,955	1,956
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	1,410	1,447
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.40%, (3 Month USD LIBOR + 1.19%), 10/21/30 (a)	3,635	3,633
Magnetite XVI, Limited
Series 2015-AR-16A, 1.02%, (3 Month USD LIBOR + 0.80%), 01/18/28 (a)	5,052	5,033
Merit 2020-Hill
Series 2020-B-HILL, 1.56%, (1 Month USD LIBOR + 1.40%), 08/17/37 (a)	925	927
Series 2020-C-HILL, 1.86%, (1 Month USD LIBOR + 1.70%), 08/17/37 (a)	845	847
Series 2020-D-HILL, 2.51%, (1 Month USD LIBOR + 2.35%), 08/17/37 (a)	1,115	1,118
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a)	890	929
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (a)	173	175
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a)	980	997
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	136	136
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	764
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (a)	255	269
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (a)	955	1,018
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, REMIC, 3.18%, 11/13/24 (a)	2,330	1,964
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,917
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	850	855
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	1,303	1,331
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24	238	238
Series 2015-A-1A, 2.52%, 12/20/32	582	583
Series 2015-B-1A, 2.96%, 12/20/32	400	398
Series 2017-A-1A, 2.42%, 12/20/34	205	209
Series 2017-B-1A, 2.75%, 12/20/34	69	70
Series 2017-C-1A, 2.99%, 12/20/34	190	189
Series 2020-B-1A, 2.73%, 10/20/37	676	681
Navient Funding, LLC
Series 2007-A4-7, 0.54%, (3 Month USD LIBOR + 0.33%), 01/25/22 (a)	994	948

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Navient Private Education Loan Trust 2020-I
Series 2020-A1A-IA, 1.33%, 04/15/69	2,215	2,216
Navient Private Education Refi Loan Trust
Series 2019-A1-EA, 2.39%, 06/15/22	188	189
Series 2019-A1-CA, 2.82%, 07/15/23	349	350
Series 2019-A-GA, 2.40%, 05/15/28	4,139	4,233
Series 2019-A2A-EA, 2.64%, 09/15/28	2,970	3,028
Series 2020-A2A-CA, 2.15%, 03/15/29	5,155	5,296
Series 2020-A2A-A, 2.46%, 11/15/68	1,550	1,598
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	2,615	2,734
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	2,002	2,037
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	1,097	1,107
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	1,360	1,367
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	1,430	1,437
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 1.10%, (1 Month USD LIBOR + 0.95%), 07/25/22 (a)	1,610	1,609
Nelnet, Inc.
Series 2005-A4-4, 0.42%, (3 Month USD LIBOR + 0.18%), 03/22/32 (a)	1,621	1,543
Neuberger Berman CLO XIX Ltd
Series 2015-A1R2-19A, 1.04%, (3 Month USD LIBOR + 0.80%), 07/15/27 (a) (b)	656	655
Neuberger Berman CLO XVI-S Ltd
Series 2017-A-16SA, 1.09%, (3 Month USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,020	2,017
Neuberger Berman Loan Advisers CLO 38 Ltd
Series 2020-A-38A, 1.53%, (3 Month USD LIBOR + 1.30%), 10/20/32 (a)	2,065	2,068
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.45%, (1 Month USD LIBOR + 1.29%), 04/15/21 (a)	4,180	3,890
New Residential Mortgage Loan Trust
Series 2019-A1-NQM3, REMIC, 2.80%, 07/25/49 (a)	1,838	1,874
Series 2019-A3-NQM3, REMIC, 3.09%, 07/25/49 (a)	908	925
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (a)	1,971	2,018
New Residential Mortgage Loan Trust 2019-NQM2
Series 2019-A1-NQM2, REMIC, 3.60%, 04/25/49 (a)	777	782
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	2,592	2,601
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,835	1,869
Nissan Master Owner Trust Receivables
Series 2019-A-B, 0.59%, (1 Month USD LIBOR + 0.43%), 11/15/21 (a)	2,375	2,381
Series 2019-A-A, 0.72%, (1 Month USD LIBOR + 0.56%), 02/15/22 (a)	2,860	2,874
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 02/25/27 (a)	1,327	1,323
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (a)	2,539	2,611
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (a)	623	637
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, 3.00%, 06/25/60	2,831	2,910
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 07/25/23 (a)	827	827
Series 2019-2A2-EXP2, REMIC, 1.35%, (1 Month USD LIBOR + 1.20%), 07/25/24 (a)	1,740	1,750
Series 2019-2A1-EXP3, REMIC, 1.10%, (1 Month USD LIBOR + 0.95%), 09/25/59 (a)	2,044	2,044
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (a)	1,544	1,578
Series 2020-2A2-EXP1, REMIC, 1.10%, (1 Month USD LIBOR + 0.95%), 01/26/60 (a)	1,479	1,481
OCP CLO Ltd
Series 2014-A1RR-7A, 1.34%, (3 Month USD LIBOR + 1.12%), 07/20/29 (a)	6,010	5,996
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 1.39%, (3 Month USD LIBOR + 1.17%), 10/17/29 (a)	1,478	1,477
Palmer Square CLO 2020-3 Ltd
Series 2020-A1A-3A, 0.00%, (3 Month USD LIBOR + 1.37%), 11/17/31 (a)	2,040	2,045
Palmer Square CLO Ltd
Series 2020-A1A-2A, 2.22%, (3 Month USD LIBOR + 1.70%), 07/15/31 (a)	855	858
Reese Park CLO Ltd
Series 2020-A-1A, 1.56%, (3 Month USD LIBOR + 1.32%), 10/15/32 (a)	2,045	2,048
Santander Drive Auto Receivables Trust
Series 2016-D-3, 2.80%, 07/15/21	927	930
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,409
Series 2018-C-1, 2.96%, 02/15/22	221	222
Series 2019-C-1, 3.42%, 11/15/22	1,985	2,020
Series 2019-D-2, 3.22%, 07/15/25	545	566
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,064
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	2,930	2,937
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	1,875	1,881
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,042
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,720
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,530
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	1,885	1,912
Series 2019-B-A, REMIC, 3.01%, 01/20/22	1,710	1,753
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,363
Santander Retail Auto Lease Trust 2019-C
Series 2019-A3-C, 1.86%, 02/21/23	3,860	3,928
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,235
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	2,525	2,529
Series SBATT-1C-181, 3.45%, 03/15/23 (b)	3,740	3,892
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,112
Series 2020-2C-1, 1.88%, 01/15/26	730	749
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (a)	339	351
Sequoia Mortgage Trust
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a)	640	645
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (a)	488	502
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (a)	318	328
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (a)	786	811
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a)	1,569	1,617
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (a)	1,655	1,658
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, 1.38%, 05/25/65	3,319	3,323
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	1,013	1,035
Sierra Timeshare Receivables Funding LLC
Series 2017-A-1A, 2.91%, 07/20/24	840	852
Series 2016-A-2A, 2.33%, 07/20/33	170	170
Series 2019-A-1A, 3.20%, 01/20/36	602	624
Series 2019-A-2A, 2.59%, 05/20/36	1,999	2,027
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-A-FUN, REMIC, 1.06%, (1 Month USD LIBOR + 0.90%), 06/15/21 (a) (g)	1,653	1,620
Series 2018-D-FUN, REMIC, 2.01%, (1 Month USD LIBOR + 1.85%), 06/15/21 (a) (g)	1,833	1,700

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SLM Student Loan Trust
Series 2008-A-9, 1.71%, (3 Month USD LIBOR + 1.50%), 04/25/23 (a)	416	418
Series 2008-A4-5, 1.91%, (3 Month USD LIBOR + 1.70%), 07/25/23 (a)	570	574
Series 2010-A-1, 0.55%, (1 Month USD LIBOR + 0.40%), 03/25/25 (a)	2,208	2,175
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.16%, (1 Month USD LIBOR + 1.00%), 04/15/23 (a)	380	380
Series 2018-A2B-B, 0.88%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,137	4,133
Series 2014-A3-A, 1.66%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,486
Series 2016-A2B-C, 1.26%, (1 Month USD LIBOR + 1.10%), 09/15/34 (a)	2,078	2,097
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	6,000	6,047
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	1,067	1,068
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (a)	796	808
Starwood Mortgage Residential Trust
Series 2019-A1-1, REMIC, 2.94%, 06/25/49 (a)	1,335	1,368
Series 2019-A3-1, REMIC, 3.30%, 06/25/49 (a)	1,245	1,255
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (a)	256	260
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (a)	777	797
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (a)	865	874
Starwood Mortgage Residential Trust 2018-IMC2
Series 2018-A3-IMC2, REMIC, 4.38%, 10/26/48 (a)	2,176	2,230
Symphony CLO XXIII, Ltd.
Series 2020-A-23A, 1.49%, (3 Month USD LIBOR + 1.32%), 01/17/34 (a)	4,155	4,163
Synchrony Credit Card Master Note Trust
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,535
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,822
Towd Point Mortgage Trust
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a)	278	279
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a)	387	389
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a)	760	777
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a)	262	264
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a)	1,196	1,223
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a)	3,411	3,511
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a)	536	555
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a)	485	494
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a)	300	304
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (a)	3,162	3,307
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (a)	2,908	3,044
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a)	1,706	1,752
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	808	768
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,754
Series 2017-C-3A, 2.53%, 04/20/22	2,135	2,145
Series 2018-C-1A, 3.20%, 09/20/22	2,340	2,376
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 07/25/58 (a)	374	377
Series 2018-A3-2, REMIC, 3.83%, 07/25/58 (a)	235	238
Series 2019-A1-INV1, REMIC, 3.40%, 12/25/58 (a) (g)	730	735
Series 2019-M1-INV1, REMIC, 4.03%, 12/25/58 (a)	495	513
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (g)	1,298	1,306
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (a) (g)	2,707	2,780
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (a) (g)	1,912	1,968
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (g)	2,007	2,047
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (a)	1,436	1,483
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (g)	430	435
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (g)	4,040	4,101
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (g)	1,044	1,049
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	816	818
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (a)	1,074	1,077
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A4-1, 1.26%, 08/20/26	1,090	1,114
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,120
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 05/25/50 (a)	663	676
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,018
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,882
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	1,475	1,612
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	927
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,214
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,388
Communication Services 0.0%
Crown Communication Inc.
Series 2018-C2023-2, 3.72%, 07/15/23	220	228
Total Non-U.S. Government Agency Asset-Backed Securities (cost $491,429)		495,206
GOVERNMENT AND AGENCY OBLIGATIONS 21.3%
U.S. Treasury Note 14.6%
Treasury, United States Department of
2.38%, 03/15/22 (h)	1,275	1,309
2.13%, 05/15/22	16,780	17,236
1.75%, 06/15/22 - 07/15/22	94,540	96,778
1.38%, 10/15/22	26,350	26,935
0.13%, 04/30/22 - 08/15/23	118,270	118,246
		260,504
Mortgage-Backed Securities 3.8%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	774	876
2.33%, (1 Year USD LIBOR + 1.75%), 09/01/33 (a)	6	6
2.42%, (1 Year Treasury + 2.20%), 09/01/33 (a)	20	21
2.25%, (1 Year Treasury + 2.11%), 10/01/34 (a)	13	13
2.30%, (1 Year USD LIBOR + 1.90%), 11/01/34 (a)	6	6
2.37%, (1 Year Treasury + 2.25%), 11/01/34 (a)	19	21
2.39%, (1 Year USD LIBOR + 1.89%), 11/01/34 (a)	8	8
2.40%, (1 Year USD LIBOR + 1.90%), 11/01/34 (a)	2	2
3.00%, 11/01/34	368	397
3.68%, (1 Year USD LIBOR + 1.68%), 01/01/35 (a)	6	7
3.55%, (1 Year Treasury + 2.11%), 02/01/35 (a)	13	14
3.62%, (1 Year USD LIBOR + 1.62%), 02/01/35 (a)	6	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
3.62%, (1 Year USD LIBOR + 1.63%), 02/01/35 (a)	15	15
3.64%, (1 Year Treasury + 2.25%), 02/01/35 (a)	17	18
3.68%, (1 Year USD LIBOR + 1.68%), 02/01/35 (a)	6	7
3.90%, (1 Year USD LIBOR + 1.90%), 02/01/35 (a)	14	15
2.68%, (1 Year USD LIBOR + 1.75%), 06/01/35 (a)	127	134
2.49%, (1 Year Treasury + 2.37%), 09/01/35 (a)	209	221
2.61%, (1 Year USD LIBOR + 1.70%), 10/01/35 (a)	38	40
2.10%, (1 Year USD LIBOR + 1.73%), 11/01/35 (a)	45	47
3.62%, (1 Year USD LIBOR + 1.62%), 03/01/36 (a)	72	75
6.00%, 09/01/34 - 01/01/38	564	668
7.50%, 06/01/38	344	401
7.00%, 03/01/39	345	407
4.50%, 03/01/49	825	893
4.00%, 12/01/49	1,032	1,125
Federal National Mortgage Association, Inc.
4.50%, 04/01/23 - 12/01/48	9,394	10,277
3.50%, 11/01/26 - 06/01/50	3,426	3,635
3.00%, 09/01/28 - 02/01/35	3,887	4,139
6.50%, 07/01/32 - 12/01/32	267	310
3.53%, (1 Year USD LIBOR + 1.62%), 03/01/33 (a)	1	1
2.08%, (6 Month USD LIBOR + 1.41%), 06/01/33 (a)	8	8
3.04%, (1 Year Treasury + 2.23%), 06/01/33 (a)	97	102
2.88%, (1 Year Treasury + 2.20%), 07/01/33 (a)	5	5
2.82%, (1 Year Treasury + 2.22%), 12/01/33 (a)	74	78
3.09%, (1 Year Treasury + 2.31%), 04/01/34 (a)	2	2
2.10%, (1 Year USD LIBOR + 1.58%), 10/01/34 (a)	3	4
1.84%, (1 Year USD LIBOR + 1.34%), 11/01/34 (a)	2	2
2.18%, (1 Year USD LIBOR + 1.67%), 11/01/34 (a)	21	22
2.88%, (1 Year Treasury + 2.36%), 11/01/34 (a)	102	107
3.02%, (1 Year USD LIBOR + 1.68%), 12/01/34 (a)	11	12
3.04%, (1 Year USD LIBOR + 1.63%), 01/01/35 (a)	4	4
3.54%, (1 Year USD LIBOR + 1.54%), 01/01/35 (a)	12	12
3.55%, (1 Year USD LIBOR + 1.55%), 01/01/35 (a)	18	19
3.62%, (1 Year USD LIBOR + 1.61%), 01/01/35 (a)	15	16
3.46%, (1 Year Treasury + 2.20%), 02/01/35 (a)	20	21
3.63%, (1 Year USD LIBOR + 1.63%), 02/01/35 (a)	9	9
3.38%, (1 Year USD LIBOR + 1.38%), 03/01/35 (a)	9	9
3.40%, (1 Year Treasury + 1.82%), 04/01/35 (a)	98	103
3.74%, (1 Year USD LIBOR + 1.99%), 04/01/35 (a)	136	143
3.81%, (1 Year USD LIBOR + 1.81%), 04/01/35 (a)	24	26
2.87%, (1 Year USD LIBOR + 1.43%), 05/01/35 (a)	96	100
3.29%, (1 Year USD LIBOR + 1.40%), 05/01/35 (a)	32	34
3.49%, (1 Year USD LIBOR + 1.61%), 05/01/35 (a)	13	14
2.69%, (1 Year USD LIBOR + 1.69%), 06/01/35 (a)	52	55
2.81%, (1 Year Treasury + 2.30%), 06/01/35 (a)	92	97
2.87%, (1 Year USD LIBOR + 1.84%), 07/01/35 (a)	52	55
2.25%, (6 Month USD LIBOR + 1.37%), 08/01/35 (a)	117	121
2.50%, (1 Year USD LIBOR + 1.61%), 08/01/35 (a)	91	95
2.00%, 09/01/35	3,406	3,593
2.01%, (1 Year USD LIBOR + 1.48%), 11/01/35 (a)	122	127
2.18%, (1 Year USD LIBOR + 1.69%), 11/01/35 (a)	80	83
2.87%, (1 Year USD LIBOR + 1.69%), 02/01/36 (a)	80	84
3.55%, (1 Year Treasury + 2.05%), 02/01/36 (a)	96	101
3.64%, (1 Year USD LIBOR + 1.64%), 03/01/36 (a)	69	73
3.74%, (1 Year USD LIBOR + 1.74%), 03/01/36 (a)	61	64
5.50%, 01/01/24 - 12/01/39	5,104	5,939
5.00%, 05/01/23 - 07/01/41	3,327	3,791
6.00%, 03/01/34 - 02/01/49	3,907	4,636
4.00%, 08/01/43 - 01/01/50	3,073	3,327
2.50%, 11/01/50	1,357	1,432
TBA, 2.50%, 01/15/51 (i)	4,150	4,376
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	2,473	2,646
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	2,670	2,960
6.00%, 07/15/36	704	819
3.50%, 03/20/43 - 04/20/43	1,822	1,992
5.50%, 09/15/45 - 12/20/48	2,442	2,781
3.00%, 09/20/49	626	641
4.50%, 09/20/40 - 12/20/49	1,555	1,690
TBA, 4.00%, 01/15/51 (i)	665	709
		66,945
Collateralized Mortgage Obligations 2.1%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.70%, (1 Month USD LIBOR + 3.55%), 01/25/27 (a)	1,813	1,865
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.15%, (1 Month USD LIBOR + 4.00%), 08/26/24 (a)	745	758
Series 2015-M3-DNA3, REMIC, 4.85%, (1 Month USD LIBOR + 4.70%), 04/25/28 (a)	2,892	3,009
Series 2016-M3-DNA2, REMIC, 4.80%, (1 Month USD LIBOR + 4.65%), 10/25/28 (a)	1,464	1,522
Series 2017-M1-DNA2, REMIC, 1.35%, (1 Month USD LIBOR + 1.20%), 10/25/29 (a)	637	638
Series 2017-M1-DNA3, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 03/25/30 (a)	300	300
Series 2018-M2AS-DNA2, REMIC, 1.10%, (1 Month USD LIBOR + 0.95%), 12/26/30 (a)	2,015	1,997
Series PA-3713, REMIC, 2.00%, 02/15/40	1,375	1,404
Series 2017-M1-SC02, REMIC, 3.82%, 05/25/47 (a)	191	190
Series 2018-M1-DNA3, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 09/25/48 (a)	4	4
Series 2018-M2AS-DNA3, REMIC, 1.05%, (1 Month USD LIBOR + 0.90%), 09/25/48 (a)	3,460	3,438
Series 2020-M1-HQA1, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 01/25/50 (a)	353	353
Series 2020-M1-DNA2, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 02/25/50 (a)	879	879
Series 2020-M1-DNA3, REMIC, 1.65%, (1 Month USD LIBOR + 1.50%), 06/27/50 (a)	375	375
Series 2020-M1-HQA4, REMIC, 1.45%, (1 Month USD LIBOR + 1.30%), 09/26/50 (a)	2,321	2,323
Series 2020-M1-DNA5, REMIC, 1.39%, (SOFR + 1.30%), 10/25/50 (a)	2,000	2,005
Series 2020-M1-HQA5, REMIC, 1.18%, (SOFR + 1.10%), 11/25/50 (a)	1,465	1,467
Series 2020-M1-DNA6, REMIC, 0.98%, (SOFR + 0.90%), 12/27/50 (a)	980	980
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.50%, (1 Month USD LIBOR + 1.35%), 09/25/29 (a)	1,192	1,164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Series 2017-2ED2-C04, REMIC, 1.25%, (1 Month USD LIBOR + 1.10%), 11/26/29 (a)	1,073	1,048
Series 2017-1ED3-C05, REMIC, 1.35%, (1 Month USD LIBOR + 1.20%), 01/25/30 (a)	1,097	1,079
Series 2018-1ED2-C01, REMIC, 1.00%, (1 Month USD LIBOR + 0.85%), 07/25/30 (a)	1,688	1,658
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	1,123	1,139
Freddie Mac STACR REMIC Trust 2020-DNA4
Series 2020-M1-DNA4, REMIC, 1.65%, (1 Month USD LIBOR + 1.50%), 08/25/50 (a)	1,759	1,764
Freddie Mac STACR REMIC Trust 2020-HQA2
Series 2020-M1-HQA2, REMIC, 1.24%, (1 Month USD LIBOR + 1.10%), 03/25/50 (a)	2,421	2,423
Freddie Mac STACR REMIC Trust 2020-HQA3
Series 2020-M1-HQA3, REMIC, 1.70%, (1 Month USD LIBOR + 1.55%), 07/25/50 (a)	699	700
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M2-HRP2, REMIC, 1.40%, (1 Month USD LIBOR + 1.25%), 02/25/47 (a)	1,149	1,147
Series 2018-M1-HQA2, REMIC, 0.90%, (1 Month USD LIBOR + 0.75%), 10/26/48 (a)	207	207
Series 2019-M2-HRP1, REMIC, 1.55%, (1 Month USD LIBOR + 1.40%), 02/25/49 (a)	1,446	1,441
		37,277
Municipal 0.8%
Chicago Transit Authority
1.71%, 12/01/22	85	86
1.84%, 12/01/23	80	82
2.06%, 12/01/24	235	243
Connecticut, State of
2.00%, 07/01/23	225	234
2.00%, 07/01/24	570	598
2.10%, 07/01/25	380	405
Dallas/Fort Worth International Airport
1.33%, 11/01/25	495	500
Florida Department of Management Services
1.26%, 07/01/25	3,310	3,386
Houston, City of
0.88%, 07/01/22	175	175
1.05%, 07/01/23	295	296
1.27%, 07/01/24	980	987
Illinois, State of
2.25%, 10/01/22	4,095	4,042
Long Island Power Authority
0.76%, 03/01/23	725	728
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,720	2,761
		14,523
Total Government And Agency Obligations (cost $375,589)		379,249
SHORT TERM INVESTMENTS 2.6%
Investment Companies 1.8%
JNL Government Money Market Fund, 0.02% (j) (k)	7,322	7,322
T. Rowe Price Government Reserve Fund, 0.07% (j) (k)	25,325	25,325
		32,647
Commercial Paper 0.5%
Conagra Brands, Inc.
0.91%, 04/08/21 (l)	8,210	8,196
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.07% (j) (k)	4,606	4,606
Total Short Term Investments (cost $45,443)		45,449
Total Investments 101.5% (cost $1,773,535)		1,807,638
Other Derivative Instruments (0.0)%		(47)
Other Assets and Liabilities, Net (1.5)%		(26,238)
Total Net Assets 100.0%		1,781,353

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $247,105 and 13.9% of the Fund.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(f) All or a portion of the security was on loan as of December 31, 2020.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $5,049.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

(l) The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,700	3,798	0.2
China Mengniu Dairy Company Limited, 1.88%, 06/17/25	06/10/20	3,793	3,840	0.2
Consorcio Transmantaro S.A., 4.38%, 05/07/23	08/14/20	2,100	2,122	0.1
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23	09/02/20	3,109	3,114	0.2
Hero Asia Investment Limited, 1.50%, 11/18/23	11/10/20	4,486	4,497	0.3
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	2,617	2,660	0.1
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,430	4,442	0.3
Picasso Finance Sub, Inc., 2.25%, 06/16/25	06/09/20	2,760	2,822	0.2
Prosperous Ray Limited, 4.63%, 11/12/23	10/16/20	3,280	3,280	0.2
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,886	2,896	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,578	1,580	0.1
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	3,668	3,774	0.2
Shanghai Electric Group Company Limited, 2.65%, 11/21/24	02/14/20	4,189	4,278	0.2
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,105	4,215	0.2
		46,701	47,318	2.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,453	April 2021	320,775	34	304

Short Contracts
United States 10 Year Note	(425)	March 2021	(58,692)	(46)	9
United States 5 Year Note	(736)	April 2021	(92,669)	(35)	(188)
				(81)	(179)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 82.4%
Consumer Discretionary 16.0%
Argos Holdings Inc.
7.13%, 03/15/23 (a)	8,045	8,045
Asbury Automotive Group, Inc.
4.75%, 03/01/30	4,075	4,358
Carnival Corporation
11.50%, 04/01/23 (a)	4,920	5,688
Core & Main LP
8.63%, 09/15/24 (a) (b)	5,360	5,470
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	5,743	5,797
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (a)	3,070	3,349
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	4,382	4,543
IRB Holding Corp.
6.75%, 02/15/26 (a)	6,530	6,759
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	4,280	4,533
Macy's, Inc.
8.38%, 06/15/25 (a)	8,135	9,025
MGM Resorts International
6.75%, 05/01/25	5,745	6,216
5.50%, 04/15/27	4,085	4,551
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	5,596	6,071
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	2,635	2,989
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	5,550	6,029
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (a)	5,000	5,174
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	5,922	5,928
The Gap, Inc.
8.63%, 05/15/25 (a) (c)	5,000	5,574
Univision Communications Inc.
9.50%, 05/01/25 (a)	5,000	5,562
WW International, Inc.
8.63%, 12/01/25 (a)	4,319	4,496
		110,157
Communication Services 13.8%
Avaya, Inc.
6.13%, 09/15/28 (a)	5,830	6,219
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	5,500	5,941
CCO Holdings, LLC
5.00%, 02/01/28 (a)	5,000	5,280
Clear Channel International B.V.
6.63%, 08/01/25 (a)	2,745	2,891
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	3,080	3,304
CSC Holdings, LLC
4.13%, 12/01/30 (a)	7,440	7,774
DKT Finance ApS
9.38%, 06/17/23 (a)	5,462	5,630
iHeartCommunications, Inc.
8.38%, 05/01/27	7,500	7,999
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,500	8,078
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	1,750	1,801
3.63%, 01/15/29 (a)	7,480	7,477
Lumen Technologies Inc.
4.50%, 01/15/29 (a)	3,030	3,083
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	7,605	8,177
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)	4,070	4,235
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	9,280	9,491
Telesat Canada
6.50%, 10/15/27 (a)	5,572	5,827
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,089
		95,296
Energy 12.9%
Cheniere Energy, Inc.
4.50%, 10/01/29	6,065	6,410
CNX Resources Corporation
7.25%, 03/14/27 (a)	6,400	6,875
6.00%, 01/15/29 (a)	2,920	2,995
Comstock Resources, Inc.
9.75%, 08/15/26	5,690	6,066
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	3,425	3,649
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	2,228	2,217
5.75%, 10/01/25 (a)	2,970	2,994
Occidental Petroleum Corporation
8.50%, 07/15/27	2,780	3,210
6.38%, 09/01/28	1,618	1,713
6.63%, 09/01/30	1,675	1,818
6.13%, 01/01/31	875	937
Parkland Fuel Corporation
5.88%, 07/15/27 (a)	3,255	3,517
PDC Energy, Inc.
5.75%, 05/15/26	6,195	6,400
Sunoco LP
5.50%, 02/15/26	5,110	5,258
4.50%, 05/15/29 (a)	1,387	1,442
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	6,000	6,219
6.00%, 12/31/30 (a)	2,380	2,451
Targa Resource Corporation
6.50%, 07/15/27	2,000	2,172
5.50%, 03/01/30	9,000	9,763
Transocean Pontus Limited
6.13%, 08/01/25 (a)	4,013	3,809
Western Midstream Operating, LP
4.65%, 07/01/26	5,215	5,466
4.75%, 08/15/28	3,140	3,277
		88,658
Industrials 8.7%
ARD Finance S.A.
6.50%, 06/30/27 (a) (b)	5,625	5,986
Delta Air Lines, Inc.
7.38%, 01/15/26	2,740	3,139
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	5,600	6,224
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)	5,840	5,881
Herc Holdings Inc.
5.50%, 07/15/27 (a)	5,000	5,341
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24 (c)	5,138	5,303
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (a)	3,790	3,945
Rolls-Royce Plc
5.75%, 10/15/27 (a)	5,825	6,462
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	2,470	2,644
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,105	1,088
4.60%, 06/15/28	6,985	6,883
Tutor Perini Corporation
6.88%, 05/01/25 (a) (c)	3,515	3,458
United Airlines Holdings, Inc.
4.88%, 01/15/25 (c)	3,685	3,626
		59,980
Materials 7.6%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (d) (e)	5,618	6,167

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
5.88%, 12/01/27 (c)	1,215	1,280
Alpha 2 B.V.
8.75%, 06/01/23 (a) (b)	2,061	2,084
Ball Corporation
2.88%, 08/15/30	6,050	6,052
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	5,000	5,391
CVR Partners, LP
9.25%, 06/15/23 (a)	6,190	6,222
Element Solutions, Inc.
3.88%, 09/01/28 (a)	5,490	5,648
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	7,140	7,218
IAMGOLD Corporation
5.75%, 10/15/28 (a)	5,815	5,894
Novelis Corporation
4.75%, 01/30/30 (a)	915	986
Warrior Met Coal, Inc.
8.00%, 11/01/24 (a)	5,000	5,131
		52,073
Financials 6.9%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	3,035	3,341
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	6,535	6,780
EG Global Finance PLC
6.75%, 02/07/25 (a)	5,400	5,562
Ford Motor Credit Company LLC
3.82%, 11/02/27	6,177	6,353
5.11%, 05/03/29	4,790	5,328
4.00%, 11/13/30	1,615	1,697
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	7,265	7,467
The PRA Group, Inc.
7.38%, 09/01/25 (a)	4,605	4,968
USA Compression Finance Corp.
6.88%, 09/01/27	5,300	5,641
		47,137
Health Care 5.1%
DaVita Inc.
3.75%, 02/15/31 (a)	7,570	7,682
Emergent BioSolutions Inc.
3.88%, 08/15/28 (a)	5,505	5,699
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	6,335	6,408
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (a)	6,750	7,121
Tenet Healthcare Corporation
7.00%, 08/01/25 (c)	2,650	2,739
6.13%, 10/01/28 (a)	4,585	4,774
6.88%, 11/15/31	680	712
		35,135
Information Technology 4.0%
NCR Corporation
5.75%, 09/01/27 (a)	5,000	5,306
5.00%, 10/01/28 (a)	850	895
Seagate HDD Cayman
3.13%, 07/15/29 (a)	8,400	8,401
Unisys Corporation
6.88%, 11/01/27 (a)	2,110	2,313
Veritas USA Inc.
7.50%, 09/01/25 (a)	5,675	5,821
ViaSat, Inc.
6.50%, 07/15/28 (a) (c)	4,625	5,000
		27,736
Real Estate 3.2%
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	3,265	3,418
5.00%, 07/15/28 (a)	2,300	2,438
RHP Hotel Properties, LP
4.75%, 10/15/27	1,915	1,974
Service Properties Trust
3.95%, 01/15/28	8,356	8,088
XHR LP
6.38%, 08/15/25 (a)	5,735	6,060
		21,978
Consumer Staples 3.2%
JBS Investments II GmbH
5.75%, 01/15/28 (a)	5,000	5,365
Rite Aid Corporation
7.50%, 07/01/25 (a)	4,220	4,408
Safeway Inc.
3.50%, 03/15/29 (a)	3,485	3,517
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	8,276	8,529
		21,819
Utilities 1.0%
Calpine Corporation
3.75%, 03/01/31 (a)	7,295	7,221
Total Corporate Bonds And Notes (cost $533,082)		567,190
SENIOR FLOATING RATE INSTRUMENTS 8.7%
Industrials 3.7%
Delta Air Lines, Inc.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/49 (f) (g)	1,555	1,610
Graham Packaging Company Inc.
Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 07/28/27 (f)	5,741	5,755
TransDigm, Inc.
2020 Term Loan G, 2.40%, (3 Month USD LIBOR + 2.25%), 08/22/24 (f)	5,900	5,778
Tutor Perini Corporation
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 08/13/27 (f) (g)	980	982
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (f)	5,800	5,815
Uber Technologies, Inc.
2018 Term Loan , 0.00%, (3 Month USD LIBOR + 4.00%), 04/04/25 (f) (g)	1,115	1,118
2018 Term Loan , 5.00%, (1 Month USD LIBOR + 4.00%), 04/04/25 (f)	4,433	4,446
		25,504
Information Technology 1.8%
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (f)	5,020	5,022
Virtusa Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 12/09/27 (f) (g)	7,150	7,096
		12,118
Consumer Discretionary 1.0%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (f)	2,027	2,027
2020 Term Loan B1, 4.65%, (1 Month USD LIBOR + 4.50%), 06/19/25 (f)	4,038	4,039
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (f)	740	766
		6,832
Consumer Staples 0.8%
Coty Inc.
2018 USD Term Loan B, 2.40%, (3 Month USD LIBOR + 2.25%), 03/29/25 (f)	6,040	5,678
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 9.25%), 01/31/22 (h) (i)	751	62
		5,740
Financials 0.6%
Alpha 3 B.V.
2017 Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 01/31/24 (f)	3,874	3,857
Materials 0.4%
Alpha 3 B.V.
2017 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.00%), 01/31/24 (f) (g)	2,950	2,937

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
Communication Services 0.4%
E.W. Scripps Company (The)
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 12/15/27 (f) (g)	760	760
Radiate Holdco, LLC
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/10/26 (f) (g)	1,805	1,806
		2,566
Total Senior Floating Rate Instruments (cost $59,695)		59,554
INVESTMENT COMPANIES 2.9%
iShares iBoxx USD High Yield Corporate Bond ETF	115	10,040
SPDR Bloomberg Barclays High Yield Bond ETF	90	9,805
Total Investment Companies (cost $19,737)		19,845
PREFERRED STOCKS 0.7%
Energy 0.6%
Crestwood Equity Partners LP, 9.25% (j)	575	4,294
Financials 0.1%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	49	829
Total Preferred Stocks (cost $4,778)		5,123
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (h) (k)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (h) (k)	27	1
Total Warrants (cost $8)		4
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (h) (k)	5	4
Total Common Stocks (cost $16)		4
SHORT TERM INVESTMENTS 8.2%
Investment Companies 6.1%
JNL Government Money Market Fund, 0.02% (l) (m)	15,407	15,407
T. Rowe Price Government Reserve Fund, 0.07% (l) (m)	26,519	26,519
		41,926
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund, 0.07% (l) (m)	14,749	14,749
Total Short Term Investments (cost $56,675)		56,675
Total Investments 102.9% (cost $673,991)		708,395
Other Assets and Liabilities, Net (2.9)%		(20,199)
Total Net Assets 100.0%		688,196

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $418,874 and 60.9% of the Fund.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) All or a portion of the security was on loan as of December 31, 2020.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after December 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Non-income producing security.

(i) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.5%
Financials 18.3%
American International Group, Inc.	2,040	77,235
Bank of America Corporation	2,468	74,794
Capital One Financial Corporation	280	27,710
Chubb Limited	249	38,331
Equitable Holdings, Inc.	2,199	56,267
JPMorgan Chase & Co.	599	76,155
Marsh & McLennan Companies, Inc.	235	27,506
MetLife, Inc.	918	43,120
Morgan Stanley	3,063	209,920
Principal Financial Group, Inc.	141	7,005
The Charles Schwab Corporation	855	45,361
The Goldman Sachs Group, Inc.	153	40,259
The Hartford Financial Services Group, Inc.	309	15,156
The PNC Financial Services Group, Inc.	306	45,606
The Travelers Companies, Inc.	180	25,295
Wells Fargo & Company	1,162	35,083
		844,803
Information Technology 17.9%
Analog Devices, Inc.	256	37,808
Apple Inc. (a)	125	16,557
Applied Materials, Inc.	1,083	93,488
ASML Holding - ADR	58	28,210
Broadcom Inc.	172	75,178
Citrix Systems Inc.	91	11,839
Fidelity National Information Services, Inc.	28	3,933
Fiserv, Inc. (a)	186	21,162
Keysight Technologies, Inc. (a)	116	15,328
Lam Research Corp.	56	26,466
Micron Technology, Inc. (a)	622	46,795
Microsoft Corporation	631	140,405
NVIDIA Corporation	60	31,410
NXP Semiconductors N.V.	466	74,061
Qualcomm Incorporated	830	126,457
Salesforce.Com, Inc. (a)	20	4,495
Synopsys Inc. (a)	105	27,222
Texas Instruments Incorporated	188	30,872
Visa Inc. - Class A	78	17,105
		828,791
Industrials 14.4%
Caterpillar Inc.	355	64,653
Deere & Company	287	77,178
FedEx Corporation	143	37,236
General Electric Company	9,244	99,837
Honeywell International Inc.	366	77,816
Hubbell Inc.	9	1,364
Jacobs Engineering Group Inc.	341	37,202
Johnson Controls International Public Limited Company	636	29,630
Norfolk Southern Corporation	265	62,867
Rockwell Automation Inc.	103	25,807
Roper Technologies, Inc.	37	16,077
Schneider Electric SE (a)	81	11,714
Stanley Black & Decker, Inc.	73	13,034
Union Pacific Corporation	187	38,953
United Parcel Service Inc. - Class B	218	36,695
United Rentals Inc. (a)	157	36,433
		666,496
Health Care 13.1%
AbbVie Inc.	450	48,220
Agilent Technologies, Inc.	315	37,315
Anthem, Inc.	123	39,373
Bausch Health Companies Inc. (a)	439	9,138
Becton, Dickinson and Company	22	5,596
Boston Scientific Corporation (a)	99	3,561
Centene Corporation (a)	50	2,997
Danaher Corporation	505	112,116
Elanco Animal Health (a)	808	24,775
Eli Lilly & Co.	109	18,471
HCA Healthcare, Inc.	391	64,295
Johnson & Johnson	85	13,393
Medtronic Public Limited Company	443	51,897
Stryker Corporation	164	40,216
Thermo Fisher Scientific Inc.	210	97,790
UnitedHealth Group Incorporated	88	30,720
Zimmer Biomet Holdings, Inc.	37	5,689
		605,562
Materials 9.0%
Avery Dennison Corporation	59	9,159
BHP Group PLC	463	15,132
Covestro AG	189	11,739
DuPont de Nemours, Inc.	406	28,904
Freeport-McMoRan Inc. (a)	999	25,989
International Paper Company	1,200	59,657
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	52	8,518
Linde Public Limited Company	275	72,568
Packaging Corporation of America	562	77,486
PPG Industries, Inc.	253	36,479
Southern Copper Corporation	232	15,078
Westrock Company, Inc.	1,251	54,465
		415,174
Utilities 7.7%
Ameren Corporation	418	32,614
Dominion Energy, Inc.	68	5,126
Entergy Corporation	116	11,624
FirstEnergy Corp.	168	5,133
NextEra Energy, Inc.	1,728	133,292
Public Service Enterprise Group Inc.	577	33,643
Sempra Energy	603	76,818
The AES Corporation	730	17,144
The Southern Company	679	41,706
		357,100
Consumer Discretionary 6.8%
General Motors Company (a)	1,653	68,847
Hilton Worldwide Holdings Inc. (a)	311	34,578
Lennar Corporation - Class A	226	17,195
Marriott International, Inc. - Class A (a)	145	19,165
McDonald's Corporation	169	36,279
MGM Resorts International	153	4,835
O'Reilly Automotive, Inc. (a)	6	2,942
Ross Stores Inc. (a)	62	7,596
The Home Depot, Inc.	90	23,949
TJX Cos. Inc.	516	35,257
Yum! Brands, Inc.	575	62,426
		313,069
Communication Services 6.1%
Alphabet Inc. - Class C (a)	116	202,360
Live Nation Entertainment, Inc. (a)	150	11,015
Walt Disney Co.	366	66,261
		279,636
Real Estate 4.4%
Digital Realty Trust Inc.	52	7,268
ProLogis Inc.	1,187	118,250
Sun Communities Inc.	53	7,993
Welltower Inc.	399	25,754
Weyerhaeuser Company	1,272	42,637
		201,902
Energy 1.2%
EOG Resources, Inc.	226	11,271
The Williams Companies, Inc.	1,772	35,522
Total SA	228	9,823
		56,616
Consumer Staples 0.6%
Kraft Heinz Foods Company	208	7,206
Philip Morris International Inc.	50	4,116
The Coca-Cola Company	334	18,297
		29,619
Total Common Stocks (cost $3,659,483)		4,598,768

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.1%
Utilities 0.1%
The Southern Company, 6.75%, 08/01/22 (b)	124	6,452
Total Preferred Stocks (cost $6,273)		6,452
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.02% (c) (d)	2,527	2,527
T. Rowe Price Government Reserve Fund, 0.07% (c) (d)	9,047	9,047
Total Short Term Investments (cost $11,574)		11,574
Total Investments 99.9% (cost $3,677,330)		4,616,794
Other Assets and Liabilities, Net 0.1%		5,637
Total Net Assets 100.0%		4,622,431

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 97.2%
United States of America 11.4%
Lululemon Athletica Inc. (a)	190	66,061
Mettler-Toledo International Inc. (a)	48	54,729
ResMed Inc.	361	76,764
Steris Limited	266	50,441
		247,995
Switzerland 11.2%
Alcon AG (a)	878	58,418
Lonza Group AG	95	60,922
Nestle SA - Class N	507	59,785
Sika AG	236	64,805
		243,930
United Kingdom 7.5%
AON Public Limited Company - Class A	181	38,332
Experian PLC	1,924	73,067
Smith & Nephew PLC	2,542	52,745
		164,144
Canada 7.2%
Canadian Pacific Railway Limited	253	87,838
Shopify Inc. - Class A (a)	60	68,380
		156,218
Argentina 6.2%
MercadoLibre S.R.L (a)	81	135,775
Netherlands 6.1%
Adyen B.V. (a)	23	52,700
ASML Holding - ADR	165	80,704
		133,404
France 6.1%
LVMH Moet Hennessy Louis Vuitton SE	141	88,164
Pernod-Ricard SA	228	43,769
		131,933
Taiwan 5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,074	117,065
China 5.2%
Tencent Holdings Limited	825	59,935
Wuxi Biologics Cayman Inc (a)	4,078	53,821
		113,756
Ireland 5.2%
Accenture Public Limited Company - Class A	317	82,880
Icon Public Limited Company (a)	158	30,715
		113,595
India 4.1%
HDFC Bank Limited - ADR (a)	1,224	88,413
Australia 4.0%
CSL Ltd.	394	86,386
Hong Kong 3.9%
AIA Group Limited	6,846	84,290
Japan 3.4%
Keyence Corp.	133	74,618
Denmark 3.1%
DSV Panalpina A/S	410	68,661
Spain 2.7%
Amadeus IT Group SA	792	57,849
Sweden 2.4%
Atlas Copco Aktiebolag - Class A	1,046	53,374
Italy 2.1%
Ferrari N.V.	199	46,174
Total Common Stocks (cost $1,217,440)		2,117,580
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund, 0.02% (b) (c)	60,449	60,449
Total Short Term Investments (cost $60,449)		60,449
Total Investments 100.0% (cost $1,277,889)		2,178,029
Other Assets and Liabilities, Net (0.0)%		(847)
Total Net Assets 100.0%		2,177,182

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

JNL/WCM Focused International Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	01/04/21	HKD	4,143	535	—
HKD/USD	BBH	01/05/21	HKD	2,958	381	—
					916	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 45.6%
Financials 30.5%
ACE Convergence Acquisition Corp. - Class A (a)	69	703
Ajax I (a)	60	742
Altitude Acquisition Corp. (a)	16	162
American Equity Investment Life Holding Company (b)	3	89
Apollo Strategic Growth Capital (a)	26	287
Artius Acquisition Inc. - Class A (a)	57	610
Ascendant Digital Acquisition Corp. (a)	20	208
Ascendant Digital Acquisition Corp. - Class A (a)	34	353
Avanti Acquisition Corp. (a)	23	249
Avanti Acquisition Corp. - Class A (a)	58	598
Bridgetown Holdings Ltd - Class A (a)	40	614
Burgundy Technology Acquisition Corporation (a)	13	148
Burgundy Technology Acquisition Corporation - Class A (a)	35	366
CC Neuberger Principal Holdings I - Class A (a) (c)	109	1,186
CC Neuberger Principal Holdings II - Class A (a) (c)	131	1,358
CHP Merger Corp. - Class A (a)	61	625
Churchill Capital Corp IV - Class A (a)	55	548
Cohn Robbins Holdings Corp. - Class A (a) (c)	68	710
CONX Corp. (a) (c)	117	1,225
D8 Holdings Corp - Class A (a)	7	68
DFP Healthcare Acquisitions Corp. - Class A (a)	56	607
E.Merge Technology Acquisition Corp. - Class A (a)	48	491
Equity Distribution Acquisition Corp. (a)	14	148
Falcon Capital Acquisition Corp. - Class A (a)	32	338
Far Peak Acquisition Corp. (a)	57	590
FirstMark Horizon Acquisition Corp. (a)	13	143
Foley Trasimene Acquisition Corp. - Class A (a)	21	240
Frazier Lifesciences Acquisition Corp. (a)	1	11
FTAC Olympus Acquisition Corp. - Class A (a)	25	261
Fusion Acquisition Corp. - Class A (a)	67	760
Genworth Financial, Inc. - Class A (a)	25	95
Golden Falcon Acquisition Corp. (a)	58	602
Gores Holdings V, Inc. (a)	13	141
Gores Holdings V, Inc. (a)	35	361
GS Acquisition Holdings Corp II - Class A (a)	78	850
Healthcare Services Acquisition Corporation (a)	58	593
Highcape Capital Acquisition Corp. - Class A (a)	75	762
Holicity Inc. (a)	24	249
Holicity Inc. (a)	30	302
HPX Corp. - Class A (a)	34	346
Hudson Executive Investment Corp. - Class A (a)	59	634
InterPrivate Acquisition Corp. (a)	12	181
JAWS Spitfire Acquisition Corp (a)	9	102
Juniper Industrial Holdings, Inc. - Class A (a) (c)	107	1,142
Landcadia Holdings III, Inc. (a)	25	279
LGL Systems Acquisition Corp. - Class A (a)	88	886
Longview Acquisition Corp. - Class A (a)	21	417
Marquee Raine Acquisition Corp. (a)	19	206
Merida Merger Corp. I (a) (c)	152	1,548
Montes Archimedes Acquisition Corp. (a)	60	631
Motive Capital Corp (a)	23	246
National General Holdings Corp. (c)	25	841
New Providence Acquisition Corp. - Class A (a)	29	394
Osprey Technology Acquisition Corp. - Class A (a)	35	367
Pershing Square Tontine Holdings, Ltd. - Class A (a)	3	95
Prime Impact Acquisition I (a)	7	74
Prime Impact Acquisition I - Class A (a) (c)	55	553
Redball Acquisition Corp. - Class A (a)	19	211
Reebonz Holding Limited (a)	1	—
Rush Street Interactive, Inc. - Class A (a)	17	304
ScION Tech Growth I (a)	114	1,175
Senior Connect Acquisition Corp. I (a)	23	240
Sports Entertainment Acquisition Corp. (a)	26	279
Starboard Value Acquisition Corp. - Class A (a)	41	424
Syncora Holdings Ltd. (a)	306	99
Tailwind Acquisition Corp. - Class A (a)	36	377
Thunder Bridge Acquisition II, Ltd - Class A (a) (c)	50	664
Tortoise Acquisition Corp. II - Class A (a)	25	266
TPG Pace Tech Opportunities Corp. (a)	2	18
TPG Pace Tech Opportunities Corp. - Class A (a)	63	700
Trebia Acquisition Corp. - Class A (a) (c)	105	1,130
TWC Tech Holdings II Corp. (a)	64	673
VG Acquisition Corp. (a)	—	—
VG Acquisition Corp. - Class A (a)	35	395
Vy Global Growth - Class A (a) (c)	59	619
Yucaipa Acquisition Corporation - Class A (a)	60	610
		35,519
Information Technology 5.4%
Concentrix Solutions Corporation (a) (c)	12	1,135
Fitbit, Inc. - Class A (a) (b) (c)	171	1,160
INPHI Corporation (a)	3	534
Porch Group Inc (a) (d)	50	678
RealPage, Inc. (a) (b)	7	581
Slack Technologies, Inc. - Class A (a) (c)	14	576
SYNNEX Corporation (a) (b) (c)	12	937
Virtusa Corporation (a)	—	2
Vontier Corporation (a)	—	—
Xilinx, Inc.	5	690
		6,293
Communication Services 4.4%
Beijing Wuba Information Technology Co., Ltd. (a) (d) (e)	75	2,107
Discovery, Inc. - Series C (a)	46	1,194
Match Group, Inc. (a) (b)	—	55
Sogou Inc. - Class A - ADR (a) (c)	47	382
Vodafone Group Public Limited Company - ADR (b)	86	1,421
		5,159
Health Care 2.8%
Alexion Pharmaceuticals, Inc. (a) (c)	16	2,499
Eidos Therapeutics, Inc. (a) (c)	5	629
Varian Medical Systems, Inc. (a)	1	122
		3,250
Industrials 1.6%
AECOM (a) (b)	—	20
Aerojet Rocketdyne Holdings, Inc. (a)	12	639
CoreLogic, Inc. (c)	7	538
IHS Markit Ltd.	7	595
		1,792
Consumer Staples 0.6%
Whole Earth Brands, Inc. - Class A (a)	60	656
Energy 0.3%
Royal Dutch Shell PLC - Class B - ADR	11	371
Total Common Stocks (cost $49,588)		53,040
CORPORATE BONDS AND NOTES 8.0%
Information Technology 2.6%
Ingram Micro Inc.
5.45%, 12/15/24 (f) (g)	631	726
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (h)	1,931	2,058
8.25%, 11/15/26 (h)	222	243
		3,027
Consumer Staples 1.7%
APX Group, Inc.
7.88%, 12/01/22	2,023	2,027
Energy 1.5%
Parsley Energy, LLC
5.63%, 10/15/27 (h)	1,588	1,739
Industrials 1.1%
Navistar International Corporation
6.63%, 11/01/25 (h)	1,194	1,251
Financials 0.6%
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (h)	699	748
Consumer Discretionary 0.5%
Stars Group Holdings B.V.
7.00%, 07/15/26 (h)	501	528
Total Corporate Bonds And Notes (cost $9,180)		9,320

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 7.7%
Information Technology 3.9%
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1 Month USD LIBOR + 3.25%), 09/12/25 (i)	4,551	4,541
Energy 2.1%
Heritage Power LLC
Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 08/02/26 (i)	2,593	2,438
Communication Services 1.7%
Rentpath, Inc.
2017 Term Loan, 0.00%, (PRIME + 3.75%), 12/17/21 (a) (j)	3,868	1,789
2020 DIP Term Loan, 8.00%, (1 Month USD LIBOR + 7.00%), 12/31/48 (i) (k)	181	166
		1,955
Total Senior Floating Rate Instruments (cost $10,375)		8,934
OTHER EQUITY INTERESTS 6.8%
Altaba Inc. (a) (k) (l)	544	7,901
Total Other Equity Interests (cost $16,711)		7,901
INVESTMENT COMPANIES 3.4%
BlackRock MuniYield Quality Fund III, Inc. (c)	62	890
Eaton Vance Floating-Rate Income Trust	22	294
Nuveen AMT-Free Quality Municipal Income Fund (c)	41	617
Nuveen Intermediate Duration Municipal Term Fund (c)	70	977
Nuveen Municipal Credit Income Fund (c)	59	952
Nuveen New York AMT-Free Quality Municipal Income Fund	12	156
Total Investment Companies (cost $3,790)		3,886
PREFERRED STOCKS 2.0%
Consumer Discretionary 1.5%
Qurate Retail, Inc., 8.00%, 03/15/31 (c)	18	1,733
Real Estate 0.5%
Taubman Centers, Inc., 6.25% (m)	12	290
Taubman Centers, Inc., 6.50% (m)	12	289
		579
Total Preferred Stocks (cost $2,197)		2,312
WARRANTS 1.6%
ACE Convergence Acquisition Corp. (a)	34	48
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (k)	120	7
Apex Technology Acquisition Corporation (a)	34	146
Artius Acquisition Inc. (a)	18	40
CHP Merger Corp. (a)	30	39
Churchill Capital Corp IV (a)	11	17
Cohn Robbins Holdings Corp. (a)	23	41
D8 Holdings Corp (a)	3	4
Dragoneer Growth Opportunities Corp. (a)	—	2
E.Merge Technology Acquisition Corp. (a)	16	24
Foley Trasimene Acquisition Corp. (a)	5	12
FTAC Olympus Acquisition Corp. (a)	6	12
Fusion Acquisition Corp. (a)	34	86
Highcape Capital Acquisition Corp. (a)	25	29
HPX Corp. (a)	17	18
Hudson Executive Investment Corp. (a)	18	30
International General Insurance Holdings Ltd. (a)	32	25
InterPrivate Acquisition Corp. (a)	17	71
Juniper Industrial Holdings, Inc. (a)	103	190
Kaixin Auto Holdings (a)	123	19
KLDiscovery (a)	78	22
LGL Systems Acquisition Corp. (a)	44	71
Longview Acquisition Corp. (a)	20	135
New Providence Acquisition Corp. (a)	18	69
Pershing Square Tontine Holdings, Ltd. (a)	—	4
Reebonz Holding Limited (a)	51	—
SCVX Corp. (a)	23	39
Thunder Bridge Acquisition II, Ltd (a)	116	429
Tortoise Acquisition Corp. II (a)	6	18
Trebia Acquisition Corp. (a)	27	57
VG Acquisition Corp. (a)	12	30
Whole Earth Brands, Inc. (a)	57	78
XL Hybrids, Inc. (a)	10	79
Total Warrants (cost $877)		1,891
RIGHTS 0.7%
Alder BioPharmaceuticals, Inc. (a) (k)	297	371
Bristol-Myers Squibb Company (a)	92	64
Dyax Corp. (a) (k)	134	13
Pan American Silver Corp. (a)	429	354
Pfenex Inc. (a) (d)	73	54
Total Rights (cost $606)		856
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.02% (n) (o)	2,593	2,593
Total Short Term Investments (cost $2,593)		2,593
Total Investments 78.0% (cost $95,917)		90,733
Total Securities Sold Short (4.8)% (proceeds $5,498)		(5,576)
Total Purchased Options 0.3% (cost $932)		329
Other Derivative Instruments (1.1)%		(1,244)
Other Assets and Liabilities, Net 27.6%		32,104
Total Net Assets 100.0%		116,346

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Shares subject to merger appraisal rights.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these securities was $6,567 and 5.6% of the Fund.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) As of December 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.5% of the Fund’s net assets.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (4.8%)
COMMON STOCKS (4.8%)
Financials (2.7%)
S&P Global Inc.	(9)	(3,085)
Health Care (1.1%)
AstraZeneca PLC - ADR	(26)	(1,307)
Communication Services (0.6%)
Discovery, Inc. - Series A	(23)	(705)
Information Technology (0.4%)
Advanced Micro Devices, Inc.	(2)	(195)
Marvell Technology Group Ltd	(6)	(284)
		(479)
Total Common Stocks (proceeds $5,498)		(5,576)
Total Securities Sold Short (4.8%) (proceeds $5,498)		(5,576)

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	30.00	01/20/21	30	4

Options on Securities
AECOM	Put	47.50	01/15/21	234	11
AECOM	Put	45.00	01/15/21	119	2
AECOM	Put	42.50	01/15/21	119	1
Crown Holdings, Inc.	Put	80.00	01/15/21	95	—
Crown Holdings, Inc.	Put	85.00	02/19/21	108	8
Dell Technologies Inc.	Put	60.00	01/15/21	285	2
DuPont de Nemours, Inc.	Put	50.00	01/15/21	422	—
DuPont de Nemours, Inc.	Put	55.00	02/19/21	68	8
DuPont de Nemours, Inc.	Put	52.50	02/19/21	138	4
eBay Inc.	Put	45.00	01/15/21	57	1
eBay Inc.	Put	45.00	02/19/21	644	58
eBay Inc.	Put	43.00	02/19/21	102	5
iShares U.S. Medical Devices ETF	Put	295.00	01/15/21	71	4
Kansas City Southern	Put	175.00	01/15/21	52	—
Madison Square Garden Entertainment Corp.	Put	65.00	01/15/21	53	—
Match Group, Inc.	Put	150.00	02/19/21	49	7
SPDR S&P 500 ETF	Put	370.00	01/15/21	72	28
SPDR S&P 500 ETF	Put	365.00	01/15/21	28	8
SPDR S&P 500 ETF	Put	360.00	01/15/21	60	12
SYNNEX Corporation	Put	140.00	01/15/21	37	2
SYNNEX Corporation	Put	135.00	01/15/21	77	3
The Select Sector SPDR Trust	Put	82.00	01/15/21	99	2
Vodafone Group Public Limited Company	Put	15.00	01/15/21	571	4
Vodafone Group Public Limited Company	Put	14.00	01/15/21	1,419	—
Vodafone Group Public Limited Company	Put	14.00	02/19/21	862	8
XPO Logistics, Inc.	Put	90.00	01/15/21	155	1
XPO Logistics, Inc.	Put	95.00	02/19/21	143	11
					190

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	42.00	02/19/21	736	60
Bayer Aktiengesellschaft	JPM	Put	EUR	42.00	01/15/21	161	4
Deutsche Telekom AG	JPM	Put	EUR	13.00	01/15/21	202	—
Deutsche Telekom AG	JPM	Put	EUR	13.60	01/15/21	789	4
Deutsche Telekom AG	JPM	Put	EUR	13.40	02/19/21	1,602	21
Electricite de France	JPM	Put	EUR	11.00	02/19/21	853	28
Electricite de France	JPM	Put	EUR	11.00	01/15/21	299	3
Electricite de France	JPM	Put	EUR	10.00	02/19/21	852	12
Siemens Aktiengesellschaft	BOA	Put	EUR	102.00	01/15/21	108	3
Siemens Aktiengesellschaft	MLP	Put	EUR	100.00	01/15/21	21	—
							135

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	40.00	01/20/21	30	(2)
Chicago Board Options Exchange Volatility Index	Put	20.00	01/20/21	30	(2)
					(4)
Options on Securities
AECOM	Call	52.50	01/15/21	234	(13)
AECOM	Call	50.00	01/15/21	119	(17)
AECOM	Call	47.50	01/15/21	119	(32)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
American Equity Investment Life Holding Company	Call	25.00	02/19/21	13	(5)
American Equity Investment Life Holding Company	Call	25.00	05/21/21	19	(8)
Crown Holdings, Inc.	Call	90.00	01/15/21	95	(98)
Crown Holdings, Inc.	Call	92.50	02/19/21	108	(101)
Dell Technologies Inc.	Call	65.00	01/15/21	285	(240)
DuPont de Nemours, Inc.	Call	57.50	01/15/21	284	(389)
DuPont de Nemours, Inc.	Call	62.50	02/19/21	206	(191)
eBay Inc.	Call	50.00	01/15/21	57	(8)
eBay Inc.	Call	55.00	02/19/21	644	(79)
eBay Inc.	Call	47.00	02/19/21	102	(49)
Fitbit, Inc.	Call	8.00	01/15/21	119	—
Fitbit, Inc.	Call	9.00	02/19/21	6	—
Fitbit, Inc.	Call	8.00	02/19/21	394	—
Fitbit, Inc.	Call	10.00	05/21/21	14	—
Fitbit, Inc.	Call	8.00	05/21/21	40	—
Fitbit, Inc.	Call	12.00	05/21/21	119	—
Fortive Corporation	Call	70.00	01/15/21	220	(42)
Kansas City Southern	Call	185.00	01/15/21	52	(102)
Madison Square Garden Entertainment Corp.	Call	70.00	01/15/21	53	(190)
Match Group, Inc.	Call	165.00	02/19/21	49	(136)
RealPage, Inc.	Call	90.00	01/15/21	12	—
RealPage, Inc.	Call	90.00	02/19/21	26	—
Salesforce.Com, Inc.	Call	195.00	01/15/21	33	(93)
SPDR S&P 500 ETF	Call	380.00	01/15/21	80	(18)
SPDR S&P 500 ETF	Put	350.00	01/15/21	100	(12)
SPDR S&P 500 ETF	Put	345.00	01/15/21	45	(4)
SYNNEX Corporation	Call	150.00	01/15/21	37	(118)
SYNNEX Corporation	Call	145.00	01/15/21	78	(286)
The Madison Square Garden Company	Call	155.00	02/19/21	173	(526)
The Select Sector SPDR Trust	Put	75.00	01/15/21	99	(1)
Vodafone Group Public Limited Company	Call	16.00	01/15/21	49	(3)
Vodafone Group Public Limited Company	Call	16.00	02/19/21	862	(106)
Vodafone Group Public Limited Company	Put	17.00	01/15/21	167	(10)
XPO Logistics, Inc.	Call	105.00	02/19/21	143	(240)
					(3,117)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	46.00	01/15/21	161	(14)
Bayer Aktiengesellschaft	JPM	Put	EUR	49.00	02/19/21	736	(286)
Deutsche Telekom AG	JPM	Call	EUR	15.00	01/15/21	202	(7)
Deutsche Telekom AG	JPM	Call	EUR	15.20	01/15/21	789	(18)
Deutsche Telekom AG	JPM	Call	EUR	15.00	02/19/21	1,602	(88)
Electricite de France	JPM	Call	EUR	13.00	01/15/21	75	(5)
Electricite de France	JPM	Call	EUR	12.50	01/15/21	224	(21)
Electricite de France	JPM	Call	EUR	12.50	02/19/21	853	(125)
Electricite de France	JPM	Call	EUR	12.00	02/19/21	852	(154)
Siemens Aktiengesellschaft	BOA	Call	EUR	110.00	01/15/21	108	(107)
Siemens Aktiengesellschaft	MLP	Put	EUR	108.00	01/15/21	21	(1)
							(826)

JNL/Westchester Capital Event Driven Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	01/05/21	EUR	1,129	1,379	60
EUR/USD	JPM	01/14/21	EUR	143	174	5
EUR/USD	JPM	01/27/21	EUR	373	455	(1)
EUR/USD	JPM	05/17/21	EUR	23	29	—
GBP/USD	GSC	05/12/21	GBP	261	357	8
GBP/USD	JPM	05/18/21	GBP	6	9	—
HKD/USD	JPM	01/11/21	HKD	2,269	293	—
USD/AUD	JPM	04/09/21	AUD	(1,034)	(798)	(60)
USD/EUR	GSC	01/05/21	EUR	(2,426)	(2,962)	(91)
USD/EUR	JPM	01/12/21	EUR	(2,380)	(2,908)	(77)
USD/EUR	JPM	01/14/21	EUR	(317)	(387)	(12)
USD/EUR	JPM	01/27/21	EUR	(1,357)	(1,658)	(8)
USD/EUR	JPM	01/28/21	EUR	(3,919)	(4,788)	(127)
USD/EUR	JPM	02/25/21	EUR	(2,281)	(2,789)	(2)
USD/EUR	JPM	05/17/21	EUR	(518)	(635)	3
USD/EUR	GSC	06/16/21	EUR	(542)	(664)	(4)
USD/EUR	GSC	06/16/21	EUR	(159)	(195)	—
USD/GBP	GSC	05/12/21	GBP	(1,127)	(1,542)	(75)
USD/GBP	JPM	05/12/21	GBP	(35)	(48)	(2)
USD/GBP	GSC	05/13/21	GBP	(642)	(878)	(20)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/GBP	JPM	05/13/21	GBP	(1,026)	(1,403)	(31)
USD/GBP	JPM	05/18/21	GBP	(2,113)	(2,890)	(96)
USD/GBP	JPM	05/18/21	GBP	(5)	(6)	—
USD/HKD	JPM	01/11/21	HKD	(2,269)	(293)	—
USD/HKD	JPM	03/02/21	HKD	(4,145)	(535)	—
USD/HKD	JPM	05/04/21	HKD	(788)	(101)	—
USD/JPY	JPM	06/23/21	JPY	(68,037)	(660)	(4)
USD/JPY	JPM	06/23/21	JPY	(4,780)	(46)	—
USD/NOK	JPM	04/15/21	NOK	(2,787)	(324)	(12)
					(23,814)	(546)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (E)	1M LIBOR +0.75% (Q)	BOA	12/21/20 ††	69	—	(42)
DouYu International Holdings Limited (E)	1M LIBOR +0.75% (Q)	BOA	12/30/21 ††	270	—	(47)
Federal Home Loan Mortgage Corporation (E)	1M LIBOR +1.15% (M)	BOA	01/18/22 ††	1,754	—	(137)
Federal National Mortgage Association, Inc. (E)	1M LIBOR +1.15% (M)	BOA	01/24/22 ††	1,857	—	(199)
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.45% (Q)	BOA	01/28/21 ††	3,613	1	1,363
INPHI Corporation (E)	1M LIBOR +0.75% (Q)	BOA	01/18/22 ††	3,980	—	217
Maxim Integrated Products, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	11/15/21 ††	3,925	—	797
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	07/05/21 ††	1,962	—	113
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	10/04/21 ††	475	—	55
Renault (E)	1M LIBOR +0.35% (Q)	BOA	05/29/20 ††	94	—	81
Siemens Aktiengesellschaft (E)	1M LIBOR +0.35% (Q)	BOA	06/08/21 ††	1,418	—	135
Xilinx, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	01/04/22 ††	1,103	—	(46)
AECOM (E)	1M LIBOR +0.50% (Q)	GSC	01/06/22 ††	2,402	—	(73)
Alexion Pharmaceuticals, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	01/20/22 ††	1,313	—	(14)
Crown Holdings, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	1,991	—	43
Dell Technologies Inc. (E)	1M LIBOR +0.50% (Q)	GSC	01/20/22 ††	2,418	—	(46)
DuPont de Nemours, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	11/24/21 ††	5,168	—	504
eBay Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	3,220	—	814
Fortive Corporation (E)	1M LIBOR +0.50% (Q)	GSC	11/24/21 ††	1,456	—	109
G4S PLC (E)	1M LIBOR +0.50% (Q)	GSC	11/02/21 ††	1,161	—	325
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	02/10/21 ††	1,335	—	67
IHS Markit Ltd. (E)	1M LIBOR +0.50% (Q)	GSC	01/20/22 ††	2,326	—	48
Kansas City Southern (E)	1M LIBOR +0.50% (Q)	GSC	11/24/21 ††	951	—	118
Navistar International Corporation (E)	1M LIBOR +0.50% (Q)	GSC	11/24/21 ††	2,889	—	55
Nuveen New Jersey Investment Quality Municipal Fund, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	562	—	46
Saracen Mineral Holdings Limited (E)	1M LIBOR +0.50% (Q)	GSC	12/15/21 ††	703	—	(37)
SCVX Corp. (E)	1M LIBOR +1.10% (Q)	GSC	10/21/21 ††	465	—	8
Siltronic AG (E)	1M LIBOR +0.50% (Q)	GSC	01/05/22 ††	845	—	24
Slack Technologies, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	01/05/22 ††	4,820	—	(39)
Tiffany & Co. (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	4,128	—	(12)
Varian Medical Systems, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	11/24/21 ††	4,710	—	68
Virtusa Corporation (E)	1M LIBOR +0.50% (Q)	GSC	01/11/22 ††	1,702	—	33
Vodafone Group Public Limited Company (E)	1M LIBOR +0.00% (Q)	GSC	03/24/21 ††	98	—	29
Voya Prime Rate Trust (E)	1M LIBOR +0.50% (Q)	GSC	01/26/22 ††	233	—	(1)
William Hill PLC (E)	1M LIBOR +0.50% (Q)	GSC	10/27/21 ††	686	—	193
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	6,754	—	872
XPO Logistics, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/24/21 ††	1,417	—	287
Axalta Coating Systems Ltd. (E)	1M LIBOR +0.30% (Q)	JPM	09/21/20 ††	253	—	56
Beijing Jingneng Clean Energy Co.,Limited (E)	3M LIBOR +0.40% (Q)	JPM	01/10/22 ††	96	—	(1)
BlackRock Floating Rate Income Strategies Fund, Inc. (E)	1M LIBOR +0.30% (Q)	JPM	02/04/22 ††	232	—	1
Blackrock Muniyield Quality Fund III, Inc. (E)	3M LIBOR +1.01% (Q)	JPM	03/29/21 ††	1,430	—	122
Car Inc (E)	3M LIBOR +0.40% (Q)	JPM	01/24/22 ††	506	—	(6)
Coca-Cola Amatil Limited (E)	3M LIBOR +0.40% (Q)	JPM	11/29/21 ††	712	—	97
Concho Resources Inc. (E)	1M LIBOR +0.30% (Q)	JPM	01/10/22 ††	3,250	—	(209)
Deutsche Telekom AG (E)	3M LIBOR +0.40% (Q)	JPM	10/25/21 ††	4,623	—	236
Eaton Vance Management (E)	1M LIBOR +0.30% (Q)	JPM	02/04/22 ††	233	—	(1)
Electricite de France (E)	3M LIBOR +0.40% (Q)	JPM	01/14/22 ††	2,786	—	370
ENTRA ASA (E)	3M LIBOR +0.40% (Q)	JPM	12/27/21 ††	307	—	54
Groupe Bruxelles Lambert - Groep Brussel Lambert (E)	3M LIBOR +0.40% (Q)	JPM	06/29/21 ††	731	—	117
Hitachi Metals, Ltd. (E)	3M LIBOR +0.40% (Q)	JPM	01/28/22 ††	625	—	24
Invesco Senior Income Trust (E)	1M LIBOR +0.30% (Q)	JPM	01/31/22 ††	178	—	4
Liberty Media Corporation (E)	1M LIBOR +0.30% (Q)	JPM	12/28/20 ††	919	—	233
Madison Square Garden Entertainment Corp. (E)	1M LIBOR +0.30% (Q)	JPM	04/22/21 ††	393	—	164
Match Group, Inc. (E)	1M LIBOR +0.30% (Q)	JPM	08/23/21 ††	611	—	271
Nuveen Amt-Free Municipal Credit Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	629	—	49
Nuveen AMT-Free Quality Municipal Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	2,875	—	174
Nuveen Intermediate Duration Municipal Term Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	751	—	37

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Nuveen Municipal Credit Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	752	—	54
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	1,394	—	49
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	JPM	04/01/21 ††	209	—	14
Renault (E)	3M LIBOR +0.40% (Q)	JPM	05/14/20 ††	550	—	315
Royal Dutch Shell PLC (E)	3M LIBOR +0.74% (Q)	JPM	03/12/21 ††	1,599	—	165
RSA Insurance Group PLC (E)	3M LIBOR +0.40% (Q)	JPM	01/18/22 ††	2,694	—	161
Signature Aviation PLC (E)	1M LIBOR +0.50% (Q)	JPM	01/20/22 ††	116	—	8
SLM Corporation (E)	1M LIBOR +1.10% (Q)	JPM	02/12/21 ††	885	—	557
SUEZ (E)	3M LIBOR +0.40% (Q)	JPM	01/24/22 ††	557	—	32
The Madison Square Garden Company (E)	1M LIBOR +0.30% (Q)	JPM	03/23/21 ††	2,700	—	484
William Hill PLC (E)	3M LIBOR +0.30% (Q)	JPM	11/01/21 ††	1,254	—	5
Xilinx, Inc. (E)	3M LIBOR +0.30% (Q)	JPM	01/10/22 ††	1,749	—	(73)
					1	9,274
Total return swap agreements - paying return
EQUITY
Advanced Micro Devices, Inc. (E)	1M LIBOR -0.60% (Q)	BOA	01/31/22 ††	(1,682)	—	(69)
Analog Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	10/21/21 ††	(3,922)	—	(1,037)
HUYA Inc. (E)	1M LIBOR -5.55% (Q)	BOA	12/30/21 ††	(308)	—	14
Marvell Technology Group Ltd (E)	1M LIBOR -0.40% (Q)	BOA	01/18/22 ††	(2,670)	—	(306)
Pan American Silver Corp. (E)	1M LIBOR -0.40% (Q)	BOA	03/22/21 ††	(531)	—	(205)
Peugeot SA (E)	1M LIBOR -0.35% (Q)	BOA	01/28/21 ††	(3,212)	—	(1,121)
VMware, Inc. (E)	1M LIBOR -0.84% (Q)	BOA	12/02/21 ††	(241)	—	—
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 ††	(6,607)	—	(1,622)
AstraZeneca PLC (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/20/22 ††	(1,297)	—	21
Bridgebio Pharma, Inc. (E)	Federal Funds Effective Rate -0.49% (Q)	GSC	12/14/21 ††	(354)	—	(273)
Discovery, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/19/22 ††	(658)	—	(33)
International Flavors & Fragrances Inc. (E)	Federal Funds Effective Rate -4.40% (Q)	GSC	04/21/21 ††	(667)	—	24
Northern Star Resources Ltd (E)	1M LIBOR -0.40% (Q)	GSC	12/15/21 ††	(708)	—	38
Salesforce.Com, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/06/22 ††	(1,477)	—	14
Advanced Micro Devices, Inc. (E)	1M LIBOR -0.40% (Q)	JPM	12/17/21 ††	(1,642)	—	(227)
ConocoPhillips (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	12/27/21 ††	(2,484)	—	(559)
Daimler AG (E)	Federal Funds Effective Rate -0.47% (Q)	JPM	08/07/20 ††	(58)	—	(34)
Nissan Motor Co., Ltd. (E)	Federal Funds Effective Rate -0.47% (Q)	JPM	08/11/20 ††	(583)	—	(213)
Royal Dutch Shell PLC (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	03/12/21 ††	(2,059)	—	(174)
Sirius XM Holdings Inc. (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	10/16/20 ††	(1,454)	—	(138)
Unilever PLC (Q)	Federal Funds Effective Rate -0.20% (E)	JPM	10/04/21 ††	—	—	—
					—	(5,900)

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL/Westchester Capital Event Driven Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional [1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	JPM	Federal Funds Effective Rate -0.95% (M)	08/23/21	718	(844)	(126)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
Adidas AG	—	(195)
Consumer Staples
Ontex Group	(1)	(9)
Pernod Ricard	(1)	(150)
		(159)
Energy
Total SE	(1)	(28)
Financials
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	(24)
Industrials
GEA Group Aktiengesellschaft	(1)	(22)
SGS SA	—	(151)
		(173)
Materials
Imerys	(2)	(80)
LafargeHolcim Ltd	(2)	(101)
Umicore	(2)	(84)
		(265)
Total Reference Entity – Short Equity Securities		(844)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.3%
Information Technology 15.4%
Accenture Public Limited Company - Class A	157	41,039
Apple Inc. (a)	2,265	300,496
Cisco Systems, Inc.	801	35,824
Fidelity National Information Services, Inc.	232	32,850
Global Payments Inc.	524	112,845
KLA-Tencor Corp.	182	47,222
Lam Research Corp.	94	44,457
Microsoft Corporation	1,903	423,372
Motorola Solutions Inc.	417	70,994
Salesforce.Com, Inc. (a)	122	27,120
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,341	146,252
Texas Instruments Incorporated	795	130,462
Vontier Corporation (a)	209	6,973
		1,419,906
Health Care 10.1%
Abbott Laboratories	814	89,171
Anthem, Inc.	227	72,751
AstraZeneca PLC - ADR	1,417	70,820
Baxter International Inc.	465	37,352
Becton, Dickinson and Company	474	118,615
Danaher Corporation	206	45,808
HCA Healthcare, Inc.	460	75,599
Humana Inc.	149	61,142
Novartis AG - ADR	875	82,624
Pfizer Inc.	3,418	125,834
UnitedHealth Group Incorporated	419	147,050
		926,766
Financials 9.7%
American Express Company (a)	640	77,411
Bank of America Corporation	3,728	112,999
BlackRock, Inc.	164	118,450
JPMorgan Chase & Co.	1,490	189,310
Morgan Stanley	479	32,819
Progressive Corp.	1,078	106,634
The Blackstone Group Inc. - Class A	1,189	77,048
The Charles Schwab Corporation	3,273	173,602
		888,273
Communication Services 8.1%
Alphabet Inc. - Class A (a)	227	397,968
Comcast Corporation - Class A	2,477	129,805
Facebook, Inc. - Class A (a)	806	220,040
		747,813
Consumer Discretionary 6.1%
Airbnb, Inc. - Class A (a) (b)	44	6,386
Alibaba Group Holding Limited - ADR (a)	344	79,956
McDonald's Corporation	951	204,053
The Home Depot, Inc.	477	126,593
TJX Cos. Inc.	2,146	146,582
		563,570
Consumer Staples 5.9%
Diageo PLC	633	24,926
Dollar General Corporation	147	31,002
Nestle SA - Class N	916	107,940
Procter & Gamble Co. (a)	1,094	152,250
Sysco Corp.	1,406	104,382
The Coca-Cola Company	2,264	124,135
		544,635
Industrials 5.3%
Deere & Company	278	74,792
Fortive Corporation	724	51,306
Lockheed Martin Corporation	137	48,485
Northrop Grumman Systems Corp.	200	61,028
Raytheon BBN Technologies Corp.	971	69,430
Trane Technologies Public Limited Company	458	66,544
Union Pacific Corporation	373	77,650
United Parcel Service Inc. - Class B	240	40,498
		489,733
Utilities 1.7%
Exelon Corporation	2,023	85,403
Sempra Energy	544	69,338
		154,741
Energy 1.3%
Total SA	1,975	85,183
Total SA - ADR (b)	833	34,928
		120,111
Real Estate 1.1%
American Tower Corporation	260	58,382
Equinix, Inc.	54	38,406
		96,788
Materials 0.6%
FMC Corporation	508	58,441
Total Common Stocks (cost $4,261,336)		6,010,777
GOVERNMENT AND AGENCY OBLIGATIONS 19.3%
Mortgage-Backed Securities 7.2%
Federal Home Loan Mortgage Corporation
7.00%, 11/01/30 - 06/01/31	15	18
2.50%, 12/01/31 - 01/01/32	3,112	3,264
6.00%, 12/01/39	374	447
4.00%, 09/01/26 - 07/01/41	162	172
3.00%, 11/01/46 - 12/01/46	19,612	21,026
Federal National Mortgage Association, Inc.
3.07%, 02/01/25	1,350	1,476
2.47%, 05/01/25	2,554	2,734
2.68%, 05/01/25	5,135	5,547
2.81%, 07/01/25	5,957	6,481
2.99%, 10/01/25	1,755	1,930
3.09%, 10/01/25	845	930
3.50%, 03/01/26	48	51
2.78%, 06/01/26	2,700	2,966
2.49%, 12/01/26	5,993	6,522
2.89%, 12/01/26	5,678	6,296
3.00%, 05/01/27 - 10/01/46	20,996	22,533
7.50%, 09/01/29	4	4
2.50%, 05/01/30 - 01/01/32	3,405	3,571
2.00%, 11/01/31 - 12/01/31	1,320	1,385
7.00%, 10/01/33	13	16
TBA, 1.50%, 01/15/36 (c)	91,200	93,874
TBA, 2.00%, 01/15/36 - 02/15/51 (c)	194,375	202,751
5.50%, 03/01/38	76	90
4.50%, 09/01/23 - 11/01/44	3,283	3,641
6.50%, 10/01/38 - 10/01/39	94	113
5.00%, 07/01/40	191	220
4.00%, 09/01/26 - 11/01/48	12,197	13,240
TBA, 2.50%, 01/15/51 (c)	49,800	52,514
Government National Mortgage Association
6.50%, 04/15/26	5	6
7.00%, 01/15/33 - 05/15/33	9	9
5.50%, 11/15/32 - 02/15/36	50	57
5.00%, 06/20/33 - 06/15/39	1,587	1,817
6.00%, 02/15/24 - 04/15/40	2,463	2,907
4.50%, 06/15/40 - 05/15/42	498	565
4.00%, 01/15/41 - 12/20/44	686	754
3.00%, 07/20/50	102,733	107,947
TBA, 2.50%, 01/15/51 (c)	41,500	43,936
TBA, 4.00%, 01/15/51 (c)	35,590	37,940
TBA, 4.50%, 01/15/51 (c)	8,325	8,934
		658,684
U.S. Treasury Note 6.1%
Treasury, United States Department of
0.13%, 05/31/22 - 12/15/23	90,565	90,524
2.25%, 04/30/24	9,665	10,323
1.75%, 06/30/24 - 11/15/29	43,420	45,807
1.50%, 08/31/21 - 02/15/30	42,270	43,988
0.25%, 08/31/25 (d)	45,050	44,895
0.25%, 05/31/25 - 09/30/25	121,555	121,208
3.00%, 09/30/25	7,080	7,967
0.38%, 11/30/25 - 12/31/25	60,535	60,599
2.38%, 04/30/26 - 05/15/29	9,985	11,112
1.63%, 10/31/26 - 08/15/29	17,165	18,309

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
2.88%, 08/15/28	17,020	19,762
0.63%, 05/15/30 - 08/15/30	70,090	68,395
0.88%, 11/15/30 (b)	20,450	20,370
		563,259
U.S. Treasury Bond 2.9%
Treasury, United States Department of
1.13%, 08/15/40	5,520	5,223
3.38%, 05/15/44	15,335	20,951
3.13%, 08/15/44	8,230	10,844
2.88%, 05/15/43 - 08/15/45	28,609	36,233
2.50%, 02/15/45 - 05/15/46	53,200	63,483
2.75%, 08/15/47 - 11/15/47	60,754	76,182
3.00%, 05/15/47 - 08/15/48	14,415	18,920
2.00%, 02/15/50	4,017	4,362
1.25%, 05/15/50	4,041	3,664
1.38%, 08/15/50	7,460	6,980
1.63%, 11/15/50	23,400	23,283
		270,125
Collateralized Mortgage Obligations 1.5%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	12,495	12,915
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	3,629	3,900
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,059	2,209
Series GA-4000, REMIC, 2.00%, 07/15/31	836	851
Series PB-4166, REMIC, 1.75%, 03/15/41	1,042	1,059
Series JM-4165, REMIC, 3.50%, 09/15/41	1,679	1,767
Series AH-4143, REMIC, 1.75%, 09/15/42	7,668	7,917
Series AB-4122, REMIC, 1.50%, 10/15/42	792	805
Series DJ-4322, REMIC, 3.00%, 05/15/43	1,852	1,906
Series CA-4758, REMIC, 3.00%, 07/15/47	11,384	12,188
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	1,991	2,126
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.05%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	1,321	1,389
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	2,019	2,051
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	2,795	2,896
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	7,817	8,230
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	22,260	23,336
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	2,688	2,792
Series 2018-GD-80, REMIC, 3.50%, 12/25/47	3,680	3,802
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,303	2,455
Series 2018-PA-77, REMIC, 3.50%, 02/25/48	5,895	6,114
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	12,475	13,293
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,528	1,647
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	15,539	16,842
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	4	4
		132,494
Municipal 0.9%
Broward, County of
3.48%, 10/01/43	810	845
California State University System
2.90%, 11/01/51	2,615	2,651
Chicago Transit Authority
6.30%, 12/01/21	1,120	1,175
6.90%, 12/01/40	3,640	5,263
Connecticut, State of
2.50%, 07/01/22	1,420	1,465
Dallas/Fort Worth International Airport
3.09%, 11/01/40	625	656
Empire State Development Corporation
2.10%, 03/15/22	3,980	4,024
Florida Department of Management Services
1.71%, 07/01/27	4,795	4,977
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	2,151
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,657
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	817
Illinois, State of
5.10%, 06/01/33	4,520	4,864
Kansas Development Finance Authority
5.37%, 05/01/26	2,600	2,949
Long Island Power Authority
3.63%, 09/01/22	2,860	3,011
Massachusetts School Building Authority
3.40%, 10/15/40	1,325	1,425
Metropolitan Transportation Authority
6.20%, 11/15/26	165	186
6.67%, 11/15/39	1,490	1,945
7.34%, 11/15/39	75	120
6.09%, 11/15/40	405	563
5.18%, 11/15/49	3,120	3,656
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,590	6,980
6.66%, 04/01/57	524	810
New York State Thruway Authority
5.88%, 04/01/30	840	1,077
O'Hare International Airport
6.40%, 01/01/40	155	233
Oregon School Boards Association
4.76%, 06/30/28	420	485
Philadelphia, City of
6.55%, 10/15/28	5,225	6,730
Sacramento, City of
6.42%, 08/01/23	1,065	1,222
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,115	6,399
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	451
3.92%, 01/15/53	3,170	3,384
The Pennsylvania State University
2.84%, 09/01/50	700	724
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,980	3,024
6.04%, 12/01/29	105	140
The Regents of the University of California
1.32%, 05/15/27	1,065	1,082
1.61%, 05/15/30	1,785	1,804
University of California, Berkeley
4.60%, 05/15/31	940	1,146
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,221
		84,312
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25 (e)	4,930	5,413
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,872
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	11,460
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,513
Series A1-K097, REMIC, 2.16%, 05/25/29	3,794	4,054
Federal National Mortgage Association, Inc.
Series 2017-FA-M5, REMIC, 0.64%, (1 Month USD LIBOR + 0.49%), 04/25/24 (e)	53	53
Series 2017-FA-M13, REMIC, 0.55%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	785	786
Series 2015-A2-M12, REMIC, 2.80%, 05/25/25 (e)	8,250	8,979
		39,130
Sovereign 0.3%
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,551
3.88%, 04/23/23 (f)	4,700	5,047
3.38%, 03/14/24 (f)	210	227
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	3,090	3,233
		24,058
Total Government And Agency Obligations (cost $1,683,056)		1,772,062
CORPORATE BONDS AND NOTES 11.0%
Financials 4.4%
ACE Capital Trust II
9.70%, 04/01/30	525	802
AIA Group Limited
3.38%, 04/07/30 (f)	1,965	2,195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
American International Group, Inc.
4.50%, 07/16/44	1,078	1,378
4.75%, 04/01/48	715	953
AXA
8.60%, 12/15/30	425	662
Banco Santander, S.A.
3.13%, 02/23/23 (g)	3,600	3,790
3.85%, 04/12/23	3,000	3,215
2.75%, 12/03/30 (g)	3,600	3,712
Bank of America Corporation
3.00%, 12/20/23	820	863
4.13%, 01/22/24	5,325	5,913
4.20%, 08/26/24	4,600	5,157
3.59%, 07/21/28	5,315	6,033
3.97%, 02/07/30	2,065	2,432
3.19%, 07/23/30	2,210	2,469
5.88%, 02/07/42	300	456
5.00%, 01/21/44	500	701
Barclays PLC
3.20%, 08/10/21	5,435	5,525
3.93%, 05/07/25	6,380	6,986
4.34%, 01/10/28 (g)	6,205	7,115
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,767
BNP Paribas
2.95%, 05/23/22 (f)	740	766
3.38%, 01/09/25 (f) (g)	3,180	3,486
2.82%, 11/19/25 (f) (g)	3,570	3,812
BPCE
5.70%, 10/22/23 (f)	10,150	11,450
5.15%, 07/21/24 (f)	5,670	6,420
3.50%, 10/23/27 (f)	6,370	7,114
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,188
4.20%, 10/29/25	1,245	1,415
Citigroup Inc.
4.50%, 01/14/22	605	631
5.88%, 01/30/42	165	250
5.30%, 05/06/44	814	1,138
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,195
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	2,098
3.25%, 10/04/24 (f) (g)	3,020	3,289
4.38%, 03/17/25 (f) (g)	5,055	5,681
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,094
3.63%, 09/09/24	325	361
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,983
1.46%, (3 Month USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,589
2.59%, 09/11/25 (f) (g)	2,025	2,133
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	5,052
3.75%, 03/26/25 (g)	2,690	2,986
Daimler Finance North America LLC
3.88%, 09/15/21 (f)	231	236
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,817
3.88%, 09/12/23 (f)	2,910	3,134
5.38%, 01/12/24 (f)	2,265	2,556
1.62%, 09/11/26 (f)	8,775	8,820
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	275	282
Discover Bank
4.20%, 08/08/23 (h)	3,550	3,879
Emera US Holdings Inc.
2.70%, 06/15/21	695	701
Equitable Financial Life Global Funding
1.40%, 08/27/27 (f)	5,650	5,662
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,254
HSBC Holdings PLC
3.60%, 05/25/23	2,580	2,773
1.59%, 05/24/27	10,260	10,433
Imperial Brands Finance PLC
3.75%, 07/21/22 (f) (i)	8,285	8,634
ING Groep N.V.
3.15%, 03/29/22 (g)	880	910
3.95%, 03/29/27 (g)	2,860	3,309
Intercontinental Exchange, Inc.
1.85%, 09/15/32	9,465	9,537
JAB Holdings B.V.
2.20%, 11/23/30 (f)	2,865	2,883
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,051
3.38%, 05/01/23	1,060	1,132
4.45%, 12/05/29	8,085	9,855
2.52%, 04/22/31	5,845	6,285
6.40%, 05/15/38	425	659
5.40%, 01/06/42	540	801
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	140
4.57%, 02/01/29 (f)	456	558
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	606
Macquarie Group Limited
4.15%, 03/27/24 (f)	8,100	8,653
Massachusetts Mutual Life Insurance Company
3.38%, 04/15/50 (f)	1,330	1,446
MetLife, Inc.
4.13%, 08/13/42	265	337
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,279
Morgan Stanley
3.70%, 10/23/24	7,950	8,852
2.72%, 07/22/25	6,170	6,600
3.13%, 07/27/26	2,430	2,722
3.63%, 01/20/27	3,400	3,892
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,589
2.33%, 08/21/30 (f) (g)	5,625	5,720
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,259
Nationwide Mutual Insurance Company
4.35%, 04/30/50 (f)	8,425	9,893
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,705
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	633
PNC Bank, National Association
3.30%, 10/30/24	835	920
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,863
3.40%, 01/18/23	7,435	7,804
Societe Generale
3.25%, 01/12/22 (f) (g)	2,985	3,069
Standard Chartered PLC
2.74%, 09/10/22 (f)	8,990	9,117
Synchrony Financial
3.65%, 05/24/21	3,650	3,686
Syngenta Finance N.V.
5.18%, 04/24/28 (f) (i)	850	910
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	920
The Bank of Nova Scotia
2.70%, 08/03/26 (g)	5,645	6,214
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (j)	11,490	12,079
4.63%, 03/22/30	5,660	7,104
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	1,000	1,028
5.75%, 01/24/22	2,445	2,585
2.88%, 10/31/22	4,765	4,860
3.63%, 01/22/23	6,875	7,328
3.80%, 03/15/30	290	340
6.25%, 02/01/41	315	493

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	915
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,831
Truist Financial Corporation
3.20%, 09/03/21	6,165	6,272
U.S. Bancorp
3.70%, 01/30/24	900	985
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (f) (g)	3,500	3,526
Wells Fargo & Company
3.50%, 03/08/22	2,145	2,224
4.48%, 01/16/24	517	573
4.10%, 06/03/26	1,125	1,288
4.75%, 12/07/46	3,750	4,903
		405,579
Health Care 1.5%
AbbVie Inc.
5.00%, 12/15/21	1,475	1,523
3.45%, 03/15/22	3,525	3,634
3.80%, 03/15/25	3,150	3,518
4.05%, 11/21/39	2,110	2,559
4.85%, 06/15/44	1,750	2,298
4.45%, 05/14/46	1,575	2,003
4.25%, 11/21/49	2,005	2,520
Aetna Inc.
2.80%, 06/15/23	3,340	3,514
Alcon Finance Corporation
3.00%, 09/23/29 (f)	9,670	10,547
2.60%, 05/27/30 (f)	365	389
Amgen Inc.
2.65%, 05/11/22	10,965	11,286
2.77%, 09/01/53 (f)	5,515	5,515
Anthem, Inc.
4.10%, 03/01/28	1,370	1,620
4.65%, 08/15/44	715	939
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,811
Boston Scientific Corporation
2.65%, 06/01/30	7,220	7,743
Children's National Medical Center
2.93%, 07/15/50	3,145	3,091
CommonSpirit Health
2.95%, 11/01/22	3,131	3,274
4.20%, 08/01/23	5,150	5,554
1.55%, 10/01/25	1,970	2,026
2.78%, 10/01/30	3,165	3,344
4.35%, 11/01/42	1,575	1,860
4.19%, 10/01/49	880	1,010
Cottage Health
3.30%, 11/01/49	1,270	1,424
CVS Health Corporation
4.88%, 07/20/35	1,135	1,470
Dignity Health
3.81%, 11/01/24	1,703	1,842
4.50%, 11/01/42	4,186	4,997
Gilead Sciences, Inc.
2.80%, 10/01/50	6,255	6,229
Humana Inc.
2.90%, 12/15/22	5,515	5,761
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/50	1,980	2,119
Merck & Co., Inc.
4.15%, 05/18/43	630	820
Mercy Health
3.56%, 08/01/27	4,070	4,490
PeaceHealth
1.38%, 11/15/25	2,055	2,091
Royalty Pharma PLC
3.55%, 09/02/50 (b) (f)	6,665	7,101
Sutter Health
1.32%, 08/15/25	1,260	1,282
2.29%, 08/15/30	2,855	2,980
The Toledo Hospital
5.33%, 11/15/28	4,045	4,724
5.75%, 11/15/38	1,515	1,779
UnitedHealth Group Incorporated
3.75%, 07/15/25	1,820	2,071
2.00%, 05/15/30	2,530	2,679
		136,437
Utilities 1.1%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	1,178
5.95%, 05/15/37	780	1,123
Boston Gas Company
3.15%, 08/01/27 (f)	960	1,060
Cleco Corporate Holdings LLC
3.74%, 05/01/26	11,599	12,707
3.38%, 09/15/29	2,685	2,775
4.97%, 05/01/46 (k)	2,025	2,358
Commonwealth Edison Company
3.65%, 06/15/46	465	551
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	2,015
Dominion Energy, Inc.
4.10%, 04/01/21 (k)	3,275	3,304
2.72%, 08/15/21 (k)	1,190	1,207
DTE Energy Company
3.80%, 03/15/27	2,245	2,554
Evergy Metro, Inc.
2.25%, 06/01/30	1,755	1,859
Fortis Inc.
3.06%, 10/04/26	3,390	3,722
Georgia Power Company
4.75%, 09/01/40	1,085	1,416
3.70%, 01/30/50	945	1,143
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	732
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (f)	3,290	3,660
ITC Holdings Corp.
2.95%, 05/14/30 (f)	6,815	7,453
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	4,034
Metropolitan Edison Company
4.30%, 01/15/29 (f)	5,790	6,562
MidAmerican Energy Company
4.25%, 05/01/46	55	71
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (f)	1,926	2,153
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	404
3.75%, 08/01/50 (f)	2,410	2,582
5.25%, 09/01/50	3,662	4,595
San Diego Gas & Electric Company
1.70%, 10/01/30	13,065	13,208
4.10%, 06/15/49	1,723	2,166
Southern California Edison Company
2.40%, 02/01/22	685	696
3.70%, 08/01/25	735	823
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,470
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,969
The Southern Company
2.95%, 07/01/23	2,820	2,986
4.40%, 07/01/46	2,040	2,569
		106,105
Communication Services 1.0%
AT&T Inc.
2.55%, 12/01/33 (f)	3,819	3,927
3.10%, 02/01/43	8,025	8,137
3.50%, 09/15/53 (f)	4,880	4,902
Charter Communications Operating, LLC
5.38%, 05/01/47	1,125	1,402
5.13%, 07/01/49	947	1,150

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
4.80%, 03/01/50	1,232	1,462
3.70%, 04/01/51	395	410
Comcast Corporation
3.95%, 10/15/25	4,345	4,981
5.65%, 06/15/35	165	236
4.40%, 08/15/35	2,325	2,969
6.50%, 11/15/35	165	255
4.60%, 10/15/38	2,225	2,927
3.97%, 11/01/47	237	296
4.00%, 11/01/49	285	359
Cox Communications, Inc.
3.25%, 12/15/22 (f)	1,950	2,054
4.80%, 02/01/35 (f)	2,695	3,400
6.45%, 12/01/36 (f)	215	298
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,947
4.38%, 06/21/28 (f)	4,252	5,044
Fox Corporation
4.03%, 01/25/24	1,435	1,580
Sky Limited
3.75%, 09/16/24 (f)	4,090	4,552
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	598
7.30%, 07/01/38	285	422
6.75%, 06/15/39	285	406
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	8,560	9,287
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	3,720	4,769
5.52%, 03/01/49	1,360	1,821
The Walt Disney Company
4.00%, 10/01/23	3,320	3,612
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	228
T-Mobile USA, Inc.
2.05%, 02/15/28 (f)	6,920	7,196
Verizon Communications Inc.
4.81%, 03/15/39	374	489
4.75%, 11/01/41	265	348
4.86%, 08/21/46	692	928
4.52%, 09/15/48	6,125	7,879
		90,271
Consumer Staples 0.7%
Altria Group, Inc.
5.80%, 02/14/39	2,085	2,742
4.50%, 05/02/43	745	852
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,540	5,350
4.38%, 04/15/38	1,050	1,295
4.95%, 01/15/42	200	263
3.75%, 07/15/42	820	926
4.60%, 04/15/48	2,280	2,883
4.50%, 06/01/50	3,865	4,869
BAT Capital Corp.
3.56%, 08/15/27	16,355	18,170
Conagra Brands, Inc.
1.38%, 11/01/27	4,250	4,281
Danone
2.95%, 11/02/26 (f)	4,795	5,272
ERAC USA Finance LLC
3.30%, 12/01/26 (f)	4,575	5,066
Philip Morris International Inc.
4.88%, 11/15/43	430	572
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,893
The Kroger Co.
3.30%, 01/15/21	745	746
4.45%, 02/01/47	2,180	2,753
5.40%, 01/15/49	1,935	2,802
		61,735
Energy 0.6%
Aker BP ASA
4.00%, 01/15/31 (f)	7,270	7,875
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,902
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,039
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	623
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	682	755
Energy Transfer LP
7.60%, 02/01/24	1,030	1,179
4.95%, 06/15/28	2,925	3,338
Enterprise Products Operating LLC
3.95%, 01/31/60	650	717
Equinor ASA
3.70%, 03/01/24	50	55
3.00%, 04/06/27	11,800	13,150
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,960
3.45%, 10/15/27 (f)	465	487
Hess Corporation
7.30%, 08/15/31	11,345	14,799
Sunoco Logistics Partners Operations L.P.
5.35%, 05/15/45	2,890	3,156
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	5,076
		57,111
Information Technology 0.6%
Apple Inc.
3.00%, 02/09/24	1,765	1,900
3.25%, 02/23/26	1,106	1,241
Broadcom Inc.
4.70%, 04/15/25	11,565	13,239
International Business Machines Corporation
1.95%, 05/15/30	5,595	5,764
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	3,058
0.97%, 02/15/24 (f)	10,715	10,742
Microsoft Corporation
2.88%, 02/06/24	3,615	3,881
2.40%, 08/08/26	1,145	1,247
3.70%, 08/08/46	1,500	1,895
Oracle Corporation
3.60%, 04/01/50	5,570	6,500
3.85%, 04/01/60	1,495	1,829
		51,296
Industrials 0.5%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,816
BAE Systems PLC
3.40%, 04/15/30 (f)	1,045	1,185
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (f)	2,200	2,258
2.70%, 11/01/24 (f)	1,545	1,654
3.95%, 03/10/25 (f)	10,090	11,285
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,593
The Boeing Company
3.25%, 03/01/28	3,990	4,216
3.45%, 11/01/28	1,695	1,809
Union Pacific Corporation
3.75%, 02/05/70	1,525	1,802
United Technologies Corporation
3.95%, 08/16/25	2,545	2,919
4.13%, 11/16/28	8,925	10,625
		47,162
Consumer Discretionary 0.3%
Amazon.com, Inc.
4.80%, 12/05/34	1,000	1,372
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,287
Daimler Finance North America LLC
2.30%, 02/12/21 (f)	4,445	4,454
Discovery Communications, LLC
3.63%, 05/15/30	5,320	6,097

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
ERAC USA Finance LLC
4.50%, 08/16/21 (f)	620	636
3.30%, 10/15/22 (f)	1,045	1,097
5.63%, 03/15/42 (f)	2,000	2,791
McDonald's Corporation
3.63%, 09/01/49	1,475	1,725
Meituan
3.05%, 10/28/30 (f)	1,900	1,983
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,806
		28,248
Real Estate 0.3%
American Tower Corporation
5.00%, 02/15/24	410	464
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	6,424
Scentre Management Limited
3.63%, 01/28/26 (f)	5,496	6,038
Vereit Operating Partnership, L.P.
3.40%, 01/15/28	3,680	4,057
2.20%, 06/15/28	1,805	1,846
3.10%, 12/15/29	5,480	5,910
2.85%, 12/15/32	795	830
		25,569
Materials 0.0%
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (f) (i) (k)	4,300	4,573
Total Corporate Bonds And Notes (cost $943,317)		1,014,086
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	1,044	994
AASET US Ltd
Series 2018-A-2A, 4.45%, 11/16/25 (k)	4,171	3,969
Angel Oak Mortgage Trust
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	1,705	1,731
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	1,864	1,893
Angel Oak Mortgage Trust I, LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	2,515	2,564
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	2,330	2,394
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21	915	922
Series 2018-A2-A, 2.55%, 10/15/26	46	46
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (e)	1,355	1,343
Avery Point IV CLO, Limited
Series 2014-AR-1A, 1.31%, (3 Month USD LIBOR + 1.10%), 04/27/26 (e)	198	198
Series 2014-BR-1A, 1.81%, (3 Month USD LIBOR + 1.60%), 04/27/26 (e)	4,930	4,931
BA Master Credit Card Trust II
Series 2018-A-1A, 0.64%, (1 Month USD LIBOR + 0.49%), 01/23/23 (e)	7,450	7,461
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, REMIC, 4.09%, 08/10/28 (e)	3,210	3,743
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,275
Bayview Koitere Fund Trust
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e)	978	1,016
Series 2017-A-RT4, REMIC, 3.50%, 07/28/57 (e)	2,021	2,078
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (e)	1,378	1,415
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (e)	1,336	1,380
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (e)	968	990
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, 2.18%, (1 Month USD LIBOR + 2.05%), 11/15/22 (e)	1,210	1,210
BlueMountain CLO Ltd
Series 2012-BR2-2A, 1.67%, (3 Month USD LIBOR + 1.45%), 11/20/28 (e)	4,820	4,751
Canadian Pacer Auto Receivables Trust
Series 2018-A3-2A, 3.27%, 12/19/21	243	246
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (k)	2,037	1,924
Cent CLO
Series 2018-A1-27A, 1.36%, (3 Month USD LIBOR + 1.15%), 10/25/28 (e)	930	930
Cent CLO 24 Limited
Series 2015-A2R-24A, 1.89%, (3 Month USD LIBOR + 1.65%), 10/15/26 (e)	2,185	2,181
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	5,368	5,456
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21	307	307
Series 2018-A1-2A, 3.23%, 12/15/21	1,496	1,515
Series 2017-A2-2A, 0.61%, (1 Month USD LIBOR + 0.45%), 05/15/29 (e)	93	93
Series 2017-A1-2A, 1.99%, 05/15/29	137	137
Series 2020-A1-1A, 0.87%, 08/15/32	3,204	3,219
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	997	1,006
COLT Mortgage Loan Trust
Series 2019-A1-2, REMIC, 3.34%, 05/25/49 (e)	507	515
Series 2020-A1-1, REMIC, 2.49%, 02/25/50 (e)	2,663	2,700
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	912
Credit Acceptance Auto Loan Trust
Series 2020-A-3A, 1.24%, 10/15/29	8,645	8,703
CSMC
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21	6,105	6,082
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,229	1,253
Series 2019-A2II-1A, 4.02%, 05/20/26	1,096	1,148
Deephaven Residential Mortgage Trust
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (e)	203	204
Series 2018-A1-1A, REMIC, 2.98%, 02/25/22 (e)	580	584
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (e)	323	325
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (e)	565	573
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (e)	87	87
Enterprise Fleet Financing, LLC
Series 2018-A2-1, 2.87%, 02/20/21 (f)	305	306
Series 2018-A2-3, 3.38%, 10/20/21	1,592	1,610
Series 2019-A2-2, 2.29%, 02/20/23	3,563	3,620
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	1,628	1,655
Exeter Automobile Receivables Trust
Series 2019-A-4A, 2.18%, 04/15/21	362	363
First National Master Note Trust
Series 2018-A-1, 0.62%, (1 Month USD LIBOR + 0.46%), 10/15/21 (e)	7,680	7,691
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.51%, 09/25/22 (e)	730	762
Series 2017-B-K725, REMIC, 3.88%, 02/25/24 (e)	725	777
Series 2015-B-K44, REMIC, 3.68%, 01/25/25 (e)	1,300	1,408
Series 2015-B-K46, REMIC, 3.69%, 03/25/25 (e)	720	780
Series 2015-B-K50, REMIC, 3.78%, 08/25/25 (e)	910	986
Series 2018-B-K733, REMIC, 4.08%, 09/25/25 (e)	4,015	4,330
Series 2016-B-K55, REMIC, 4.16%, 04/25/26 (e)	1,165	1,293
Series 2019-B-K99, REMIC, 3.65%, 09/25/29 (e)	3,625	3,890
Series 2020-B-K104, REMIC, 3.54%, 01/25/30 (e)	3,660	3,943

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
GreatAmerica Financial Services Corporation
Series 2018-A4-1, 2.83%, 06/17/24	1,354	1,370
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,320
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22	3,591	3,635
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	222	211
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (k)	816	750
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (k)	1,420	1,366
KKR CLO 16 Ltd
Series A1R-16, 1.47%, (3 Month USD LIBOR + 1.25%), 01/20/29 (e)	3,690	3,690
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (k)	923	859
Madison Park Funding XI, Ltd.
Series 2013-AR-11A, 1.37%, (3 Month USD LIBOR + 1.16%), 07/23/29 (e) (f)	3,300	3,299
Madison Park Funding XII, Ltd.
Series 2014-AR-12A, 1.48%, (3 Month USD LIBOR + 1.26%), 07/20/26 (e)	131	131
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.40%, (3 Month USD LIBOR + 1.19%), 10/21/30 (e)	6,530	6,526
Magnetite VII Ltd
Series 2012-A1R2-7A, 1.04%, (3 Month USD LIBOR + 0.80%), 01/18/28 (e)	4,265	4,238
Magnetite XVIII, Limited
Series 2016-BR-18A, 1.72%, (3 Month USD LIBOR + 1.50%), 11/15/28 (e)	6,315	6,280
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	481	458
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	1,475	1,539
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (e)	244	247
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	1,493	1,532
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22	360	362
Series 2019-A3-B, 2.01%, 12/12/24	3,450	3,537
Series 2016-A5-AA, 2.21%, 12/15/32	1,865	1,902
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (e)	1,808	1,947
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	3,918	3,957
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	274	275
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	339	340
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	905	921
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (f)	1,725	1,728
Series SBATT-1C-181, 3.45%, 03/15/23 (f)	2,595	2,701
Series 2019-1C-1, 2.84%, 01/15/25	1,930	2,018
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,559
Securitized Term Auto Receivables Trust
Series 2018-A3-2A, 3.33%, 10/25/21	4,773	4,825
Seneca Park CLO, Ltd.
Series 2014-AR-1A, 1.34%, (3 Month USD LIBOR + 1.12%), 07/17/26 (e)	17	17
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	3,560	3,595
Shackleton CLO Ltd
Series 2015-A1R-8A, 1.14%, (3 Month USD LIBOR + 0.92%), 10/20/27 (e)	5,092	5,077
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	481	483
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 1.19%, (3 Month USD LIBOR + 0.95%), 04/16/29 (e) (f)	5,400	5,369
Springleaf Funding Trust
Series 2015-A-BA, 3.48%, 07/15/21	473	473
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (f)	80	76
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	1,009	947
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.18%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	1,427	1,426
Thacher Park CLO Ltd
Series 2014-AR-1A, 1.38%, (3 Month USD LIBOR + 1.16%), 10/20/26 (e)	153	153
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (e)	593	598
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	496	507
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (e)	1,596	1,631
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	1,135	1,176
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	2,452	2,539
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	511	495
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	145	147
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	1,480	1,533
Series 2020-A2-1A, 1.65%, 09/15/25	5,400	5,408
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (e) (k)	1,687	1,698
Voya CLO Ltd
Series 2014-AAR2-1A, 1.21%, (3 Month USD LIBOR + 0.99%), 04/18/31 (e)	858	853
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	2,055
Series 2017-A5-C38, REMIC, 3.45%, 06/17/27	5,400	6,131
Westlake Automobile Receivables Trust
Series 2019-A2-3A, 2.15%, 06/15/21	1,605	1,613
Total Non-U.S. Government Agency Asset-Backed Securities (cost $227,081)		230,341
SHORT TERM INVESTMENTS 7.1%
Investment Companies 6.7%
JNL Government Money Market Fund, 0.02% (l) (m)	614,780	614,780
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.07% (l) (m)	35,907	35,907
Total Short Term Investments (cost $650,687)		650,687
Total Investments 105.2% (cost $7,765,477)		9,677,953
Total Forward Sales Commitments (0.6)% (proceeds $53,207)		(53,341)
Other Derivative Instruments (0.0)%		(51)
Other Assets and Liabilities, Net (4.6)%		(422,872)
Total Net Assets 100.0%		9,201,689

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2020, the total payable for investments purchased on a delayed delivery basis was $437,523.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2020, the value and the percentage of net assets of these

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

securities was $402,914 and 4.4% of the Fund.

(g) Convertible security.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2020.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.6%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.6%)
Mortgage-Backed Securities (0.6%)
Government National Mortgage Association
TBA, 3.00%, 01/15/51 (a)	(51,000)	(53,341)
Total Government And Agency Obligations (proceeds $53,207)		(53,341)
Total Forward Sales Commitments (0.6%) (proceeds $53,207)		(53,341)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2020, the total proceeds for investments sold on a delayed delivery basis was $53,207.

JNL/WMC Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Discover Bank, 4.20%, 08/08/23	11/30/16	3,611	3,879	—

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(466)	March 2021	(64,266)	(51)	(78)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 83.5%
U.S. Treasury Bill 66.7%
Treasury, United States Department of
0.10%, 01/05/21 (a)	13,459	13,459
0.17%, 01/07/21 (a)	89,725	89,723
0.09%, 01/12/21 (a)	23,507	23,506
0.08%, 01/14/21 (a)	70,325	70,322
0.12%, 01/19/21 (a)	43,175	43,172
0.08%, 01/21/21 (a)	54,010	54,007
0.12%, 01/26/21 (a)	10,775	10,774
0.13%, 01/28/21 (a)	79,825	79,818
0.08%, 02/02/21 (a)	60,125	60,121
0.10%, 02/04/21 (a)	64,000	63,995
0.12%, 02/16/21 (a)	20,576	20,573
0.10%, 02/18/21 (a)	63,200	63,191
0.11%, 02/23/21 (a)	29,040	29,036
0.09%, 02/25/21 (a)	64,500	64,490
0.07%, 03/02/21 (a)	23,625	23,621
0.09%, 03/04/21 - 05/18/21 (a)	73,900	73,884
0.10%, 03/09/21 (a)	35,300	35,293
0.09%, 03/11/21 (a)	22,700	22,695
0.07%, 03/16/21 (a)	20,000	19,995
0.12%, 03/18/21 (a)	56,125	56,111
0.11%, 03/25/21 (a)	59,550	59,536
0.12%, 03/30/21 (a)	50,000	49,986
0.09%, 04/01/21 (a)	49,600	49,589
0.11%, 04/06/21 (a)	26,000	25,993
0.09%, 04/08/21 (a)	11,512	11,509
0.09%, 04/13/21 (a)	14,300	14,296
0.12%, 04/15/21 (a)	50,000	49,983
0.10%, 04/20/21 (a)	24,000	23,994
0.09%, 04/22/21 (a)	34,825	34,814
0.11%, 04/29/21 (a)	56,674	56,654
0.09%, 05/04/21 (a)	50,000	49,985
0.11%, 05/06/21 - 12/02/21 (a)	53,738	53,709
0.09%, 05/25/21 (a)	23,975	23,966
0.10%, 06/01/21 (a)	36,075	36,061
0.09%, 06/10/21 (a)	12,200	12,195
0.09%, 06/17/21 (a)	24,000	23,990
0.09%, 06/24/21 (a)	47,875	47,854
0.10%, 07/01/21 (a)	48,250	48,226
0.14%, 10/07/21 (a)	9,400	9,390
0.11%, 12/30/21 (a)	25,150	25,122
		1,624,638
U.S. Government Agency Obligations 11.5%
Council of Federal Home Loan Banks
0.12%, (SOFR + 0.05%), 01/22/21 - 05/26/21 (b) (c)	42,800	42,800
0.11%, (SOFR + 0.05%), 06/24/21 (b) (c)	26,095	26,095
0.15%, (SOFR + 0.08%), 07/23/21 (b) (c)	3,900	3,900
0.13%, (SOFR + 0.06%), 02/11/22 (b) (c)	8,650	8,650
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.31%, (SOFR + 0.24%), 07/07/21 (b) (c)	58,500	58,500
0.19%, (3 Month Treasury + 0.09%), 06/03/22 (b) (c)	8,515	8,517
Federal Farm Credit Banks Funding Corporation
0.26%, (3 Month Treasury + 0.16%), 01/19/21 (b) (c)	7,750	7,750
0.22%, (1 Month USD LIBOR + 0.08%), 02/01/21 (b) (c)	13,300	13,300
0.19%, (1 Month USD LIBOR + 0.05%), 03/01/21 (b) (c)	10,150	10,150
0.17%, (SOFR + 0.10%), 05/07/21 (b) (c)	1,325	1,325
0.37%, (3 Month Treasury + 0.27%), 05/16/22 (b) (c)	6,150	6,147
0.11%, (SOFR + 0.05%), 09/08/22 (b) (c)	18,700	18,698
Federal Home Loan Bank of New York
0.13%, (SOFR + 0.06%), 05/12/22 (b) (c)	30,000	30,000
FHLBanks Office of Finance
0.10%, (3 Month USD LIBOR + -0.14%), 01/04/21 (b) (c)	9,900	9,900
0.06%, (3 Month USD LIBOR + -0.17%), 01/08/21 (b) (c)	19,100	19,100
0.05%, (3 Month USD LIBOR + -0.17%), 01/22/21 (b) (c)	12,400	12,400
0.12%, (3 Month USD LIBOR + -0.10%), 09/13/21 (b) (c)	2,675	2,674
		279,906
U.S. Treasury Note 3.7%
Treasury, United States Department of
0.21%, (3 Month Treasury + 0.12%), 01/31/21 (b)	66,000	65,999
0.23%, (3 Month Treasury + 0.14%), 04/30/21 (b)	12,500	12,500
0.40%, (3 Month Treasury + 0.30%), 10/31/21 (b)	11,355	11,371
		89,870
Discount Notes 1.6%
Federal Home Loan Banks Office of Finance
0.41%, 03/09/21 (a) (c)	39,482	39,453
Total Government And Agency Obligations (cost $2,033,867)		2,033,867
REPURCHASE AGREEMENTS 4.9%
Repurchase Agreements (d)		119,000
Total Repurchase Agreements (cost $119,000)		119,000
Total Investments 88.4% (cost $2,152,867)		2,152,867
Other Assets and Liabilities, Net 11.6%		281,144
Total Net Assets 100.0%		2,434,011

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at December 31, 2020, see Repurchase Agreements in the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 1.50%, due 09/15/22	12,009	12,342	0.05	12/31/20	01/04/21	12,100	12,100	12,100
BNP	Federal Home Loan Banks Office of Finance, 0.11%, due 05/04/21	105	105	0.06	12/31/20	01/04/21	100	100	100
BOA	Government National Mortgage Association, 2.88%, due 08/20/70	7,927	9,078	0.08	12/31/20	01/04/21	8,900	8,900	8,900
DUB	Treasury, United States Department of, 0.00-1.13%, due 02/08/21-08/12/21	102	102	0.07	12/31/20	01/04/21	100	100	100
GSC	Government National Mortgage Association, 2.00-6.50%, due 04/20/28-08/15/55	49,364	52,248
	Federal National Mortgage Association, Inc., 3.00-6.00%, due 01/01/24-02/01/50	16,794	18,237
	Federal Home Loan Mortgage Corporation, 3.00-5.00%, due 05/01/23-03/01/50	8,910	9,687
		75,068	80,172	0.07	12/31/20	01/04/21	78,601	78,600	78,600
JPM	Treasury, United States Department of, 0.38-4.25%, due 03/31/22-05/15/48	2	2
	Government National Mortgage Association, 3.50%, due 06/20/48	___	___
	Federal Home Loan Banks Office of Finance, 0.20%, due 12/30/25	100	100
		102	102	0.06	12/31/20	01/04/21	100	100	100
RBC	Federal Home Loan Mortgage Corporation, 2.00-4.50%, due 12/01/40-09/01/50	18,533	19,482	0.06	12/31/20	01/04/21	19,100	19,100	19,100
									119,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.5%
Financials 21.4%
Assurant, Inc.	162	22,041
Bank of America Corporation	1,396	42,318
BlackRock, Inc.	35	25,258
Chubb Limited	195	29,973
JPMorgan Chase & Co.	456	57,903
LPL Financial Holdings Inc.	160	16,693
M&T Bank Corporation	137	17,389
MetLife, Inc.	597	28,048
Progressive Corp.	215	21,310
The Blackstone Group Inc. - Class A	301	19,495
The PNC Financial Services Group, Inc.	165	24,646
Truist Financial Corporation	506	24,245
		329,319
Health Care 18.0%
Anthem, Inc.	97	31,260
AstraZeneca PLC - ADR	326	16,283
Becton, Dickinson and Company	106	26,549
Biogen Inc. (a)	31	7,718
Boston Scientific Corporation (a)	565	20,321
Centene Corporation (a)	274	16,439
Eli Lilly & Co.	136	23,030
Medtronic Public Limited Company	296	34,718
Merck & Co., Inc.	198	16,176
Pfizer Inc.	1,108	40,769
UnitedHealth Group Incorporated	73	25,515
Zimmer Biomet Holdings, Inc.	113	17,434
		276,212
Industrials 12.8%
Deere & Company	84	22,558
Fortune Brands Home & Security, Inc.	187	16,000
General Dynamics Corporation	119	17,781
Johnson Controls International Public Limited Company	399	18,570
Knight-Swift Transportation Holdings Inc. - Class A	508	21,246
L3Harris Technologies, Inc.	100	18,857
Lockheed Martin Corporation	43	15,154
Nvent Electric Public Limited Company	865	20,147
Raytheon BBN Technologies Corp.	347	24,788
Union Pacific Corporation	105	21,903
		197,004
Information Technology 12.2%
Amdocs Limited	321	22,792
Analog Devices, Inc.	139	20,543
Cisco Systems, Inc.	898	40,183
Corning Incorporated	686	24,708
Global Payments Inc.	106	22,948
KLA-Tencor Corp.	59	15,221
Micron Technology, Inc. (a)	334	25,096
VMware, Inc. - Class A (a) (b)	114	15,952
		187,443
Communication Services 6.5%
Alphabet Inc. - Class C (a)	21	36,910
Booking Holdings Inc. (a)	8	17,814
Comcast Corporation - Class A	855	44,790
		99,514
Consumer Discretionary 6.0%
Gentex Corp.	619	21,013
Lennar Corporation - Class A	283	21,571
The Home Depot, Inc.	106	28,235
TJX Cos. Inc.	323	22,041
		92,860
Utilities 5.4%
Dominion Energy, Inc.	288	21,641
Entergy Corporation	187	18,689
Exelon Corporation	534	22,527
Sempra Energy	162	20,684
		83,541
Real Estate 4.7%
Crown Castle International Corp.	98	15,629
Gaming and Leisure Properties, Inc.	590	25,014
Highwoods Properties Inc.	419	16,614
Host Hotels & Resorts, Inc.	1,071	15,663
		72,920
Materials 4.1%
Celanese Corp. - Class A	163	21,170
FMC Corporation	176	20,242
Sealed Air Corporation	460	21,061
		62,473
Consumer Staples 4.0%
Keurig Dr Pepper Inc.	723	23,141
Mondelez International, Inc. - Class A	384	22,464
Sysco Corp.	218	16,174
		61,779
Energy 2.4%
Phillips 66	276	19,273
Pioneer Natural Resources Co.	149	17,021
		36,294
Total Common Stocks (cost $1,210,471)		1,499,359
PREFERRED STOCKS 1.3%
Health Care 1.3%
Roche Holding AG	57	19,941
Total Preferred Stocks (cost $15,335)		19,941
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.02% (c) (d)	17,287	17,287
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.07% (c) (d)	11,721	11,721
Total Short Term Investments (cost $29,008)		29,008
Total Investments 100.7% (cost $1,254,814)		1,548,308
Other Assets and Liabilities, Net (0.7)%		(11,094)
Total Net Assets 100.0%		1,537,214

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the year ended December 31, 2020. The following table details the investments held during the year ended December 31, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	2,855	46,109	48,492	7	472	0.2
JNL iShares Tactical Moderate Fund	1,538	47,599	48,980	5	157	0.1
JNL iShares Tactical Moderate Growth Fund	2,999	33,830	35,579	9	1,250	0.4
JNL/Vanguard Growth ETF Allocation Fund	2,394	100,573	101,694	4	1,273	0.2
JNL/Vanguard Moderate ETF Allocation Fund	2,734	114,839	115,857	4	1,716	0.3
JNL/Vanguard Moderate Growth ETF Allocation Fund	1,537	119,532	117,339	5	3,730	0.6
JNL Multi-Manager Alternative Fund	282,107	1,371,019	1,521,143	743	131,983	12.0
JNL Multi-Manager Emerging Markets Equity Fund	26,741	508,373	523,671	10	11,443	0.7
JNL Multi-Manager International Small Cap Fund	3,584	128,169	128,886	21	2,867	0.9
JNL Multi-Manager Mid Cap Fund	19,255	589,475	557,927	74	50,803	3.8
JNL Multi-Manager Small Cap Growth Fund	70,379	889,031	866,308	268	93,102	2.9
JNL Multi-Manager Small Cap Value Fund	44,017	373,346	386,606	173	30,757	2.7
JNL S&P 500 Index Fund	1,943	62,596	62,073	5	2,466	1.4
JNL/AQR Large Cap Defensive Style Fund	1,406	43,353	41,668	5	3,091	5.3
JNL/AQR Large Cap Relaxed Constraint Equity Fund	2,638	55,195	53,739	12	4,094	1.4
JNL/AQR Managed Futures Strategy Fund	16,000	48,000	54,000	5	10,000	13.3
JNL/BlackRock Advantage International Fund	372	9,985	9,360	1	997	2.7
JNL/BlackRock Global Natural Resources Fund	11,826	183,011	191,374	33	3,463	0.5
JNL/BlackRock Large Cap Select Growth Fund	6,668	906,784	880,642	40	32,810	0.6
JNL/Boston Partners Global Long Short Equity Fund	17,930	163,418	180,959	69	389	0.9
JNL/Causeway International Value Select Fund	18,529	300,527	308,591	46	10,465	0.8
JNL/ClearBridge Large Cap Growth Fund	18,175	312,210	296,170	79	34,215	2.4
JNL/DFA International Core Equity Fund	343	25,587	24,629	2	1,301	1.2
JNL/DFA U.S. Core Equity Fund	1,908	120,164	119,926	7	2,146	0.2
JNL/DFA U.S. Small Cap Fund	346	48,997	49,343	2	—	—
JNL/DoubleLine Core Fixed Income Fund	146,203	1,113,285	1,174,324	243	85,164	2.2
JNL/DoubleLine Emerging Markets Fixed Income Fund	13,562	338,075	343,670	45	7,967	1.1
JNL/DoubleLine Shiller Enhanced CAPE Fund	129,786	1,228,863	1,168,594	516	190,055	8.7
JNL/DoubleLine Total Return Fund	116,241	1,310,495	1,354,549	306	72,187	2.5
JNL/Fidelity Institutional Asset Management Total Bond Fund	31,243	699,285	597,237	127	133,291	9.7
JNL/First State Global Infrastructure Fund	8,192	376,297	376,051	27	8,438	0.9
JNL/Franklin Templeton Global Multisector Bond Fund	76,003	707,910	720,317	238	63,596	10.6
JNL/Franklin Templeton Growth Allocation Fund	41,849	336,325	343,734	154	34,440	2.9
JNL/Franklin Templeton Income Fund	90,718	535,502	625,054	289	1,166	0.1
JNL/Franklin Templeton International Small Cap Fund	13,777	105,721	108,611	43	10,887	2.1
JNL/Goldman Sachs Competitive Advantage Fund	1,090	344,628	313,844	21	31,874	1.4
JNL/Goldman Sachs Dividend Income & Growth Fund	3,955	601,998	564,277	55	41,676	1.0
JNL/Goldman Sachs International 5 Fund	699	13,844	14,307	1	236	0.4
JNL/Goldman Sachs Intrinsic Value Fund	22,498	315,687	322,364	49	15,821	0.8
JNL/Goldman Sachs Total Yield Fund	18,229	289,105	293,918	28	13,416	0.8
JNL/GQG Emerging Markets Equity Fund	16,935	406,336	372,149	49	51,122	6.3
JNL/Harris Oakmark Global Equity Fund	13,185	159,982	159,076	41	14,091	1.8
JNL/Heitman U.S. Focused Real Estate Fund	821	68,262	67,463	5	1,620	0.8
JNL/Invesco Diversified Dividend Fund	91,613	224,340	267,066	335	48,887	4.3
JNL/Invesco Global Growth Fund	27,797	366,883	384,339	48	10,341	0.4
JNL/Invesco Global Real Estate Fund	9,932	186,701	190,211	35	6,422	0.7
JNL/Invesco International Growth Fund	25,782	388,565	387,566	113	26,781	2.3
JNL/Invesco Small Cap Growth Fund	32,071	524,468	499,665	99	56,874	2.2
JNL/JPMorgan Global Allocation Fund	3,745	2,121,102	2,062,713	30	62,134	4.2
JNL/JPMorgan Growth & Income Fund	40,589	507,583	534,017	93	14,155	1.3
JNL/JPMorgan Hedged Equity Fund	10,713	131,379	131,358	15	10,734	2.2
JNL/JPMorgan MidCap Growth Fund	20,902	812,745	797,064	177	36,583	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund	52,982	1,504,579	1,415,955	302	141,606	6.2
JNL/Lazard International Strategic Equity Fund	11,461	256,403	265,001	37	2,863	0.6
JNL/Loomis Sayles Global Growth Fund	2,507	258,282	247,762	10	13,027	1.4
JNL/Lord Abbett Short Duration Income Fund	—	223,025	211,932	2	11,093	3.4
JNL/Mellon Bond Index Fund	69,295	397,054	328,728	223	137,621	9.7
JNL/Mellon Communication Services Sector Fund	757	61,323	61,383	2	697	0.3
JNL/Mellon Consumer Discretionary Sector Fund	2,459	234,642	227,873	8	9,228	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Consumer Staples Sector Fund	668	117,511	116,527	5	1,652	0.7
JNL/Mellon Dow Index Fund	6,884	189,896	181,909	23	14,871	1.3
JNL/Mellon Emerging Markets Index Fund	14,660	170,101	173,740	29	11,021	1.0
JNL/Mellon Energy Sector Fund	3,526	199,672	202,126	9	1,072	0.1
JNL/Mellon Equity Income Fund	5,369	78,594	80,139	22	3,824	1.8
JNL/Mellon Financial Sector Fund	3,673	177,784	179,399	11	2,058	0.2
JNL/Mellon Healthcare Sector Fund	3,613	339,252	329,521	20	13,344	0.4
JNL/Mellon Industrials Sector Fund	348	51,438	51,087	1	699	0.6
JNL/Mellon Information Technology Sector Fund	3,197	611,144	600,903	46	13,438	0.3
JNL/Mellon International Index Fund	6,165	161,191	163,674	15	3,682	0.2
JNL/Mellon Materials Sector Fund	45	45,774	45,436	—	383	0.5
JNL/Mellon MSCI KLD 400 Social Index Fund	265	50,482	50,299	2	448	0.3
JNL/Mellon MSCI World Index Fund	5,804	40,688	44,078	10	2,414	0.7
JNL/Mellon Nasdaq 100 Index Fund	61,640	966,695	957,075	161	71,260	1.2
JNL/Mellon Real Estate Sector Fund	496	47,999	48,180	4	315	0.3
JNL/Mellon S&P 400 MidCap Index Fund	13,425	492,021	481,245	62	24,201	0.7
JNL/Mellon S&P 500 Index Fund	74,701	1,103,298	1,067,332	220	110,667	1.0
JNL/Mellon Small Cap Index Fund	3,239	242,632	239,378	26	6,493	0.2
JNL/Mellon Utilities Sector Fund	710	102,726	101,867	7	1,569	0.5
JNL/MFS Mid Cap Value Fund	14,701	252,504	263,242	40	3,963	0.2
JNL/Morningstar Wide Moat Index Fund	2,380	169,460	168,508	14	3,332	0.4
JNL/Neuberger Berman Commodity Strategy Fund	20,137	108,533	127,108	23	1,562	12.2
JNL/Neuberger Berman Strategic Income Fund	1,049	395,561	389,566	41	7,044	0.9
JNL/PPM America Floating Rate Income Fund	66,301	324,276	373,128	207	17,449	1.6
JNL/PPM America High Yield Bond Fund	15,100	746,449	719,296	101	42,253	2.2
JNL/PPM America Small Cap Value Fund	1,325	58,710	59,654	4	381	0.1
JNL/PPM America Total Return Fund	48,786	906,189	848,827	134	106,148	5.3
JNL/RAFI Fundamental Asia Developed Fund	2,427	36,884	35,974	8	3,337	1.7
JNL/RAFI Fundamental Europe Fund	113	20,756	20,460	1	409	0.2
JNL/RAFI Fundamental U.S. Small Cap Fund	573	67,495	67,609	3	459	0.1
JNL/RAFI Multi-Factor U.S. Equity Fund	3,236	226,321	217,076	11	12,481	0.5
JNL/T. Rowe Price Balanced Fund	4,557	83,876	88,216	16	217	—
JNL/T. Rowe Price Capital Appreciation Fund	18,621	794,346	793,399	111	19,568	0.2
JNL/T. Rowe Price Established Growth Fund	2,152	208,912	208,156	13	2,908	—
JNL/T. Rowe Price Mid-Cap Growth Fund	2,637	271,661	270,750	14	3,548	0.1
JNL/T. Rowe Price Short-Term Bond Fund	5,200	232,793	230,671	10	7,322	0.4
JNL/T. Rowe Price U.S. High Yield Fund	15,592	770,617	770,802	112	15,407	2.2
JNL/T. Rowe Price Value Fund	3,065	225,919	226,457	14	2,527	0.1
JNL/WCM Focused International Equity Fund	75,150	517,857	532,558	206	60,449	2.8
JNL/Westchester Capital Event Driven Fund	26,000	372,810	396,217	47	2,593	2.2
JNL/WMC Balanced Fund	218,551	1,972,115	1,575,886	614	614,780	6.7
JNL/WMC Value Fund	23,707	348,130	354,550	69	17,287	1.1

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	—	78,665	72,251	5	6,414	0.4
JNL/T. Rowe Price Balanced Fund	47,469	92,556	119,860	164	20,165	4.0
JNL/T. Rowe Price Capital Appreciation Fund	1,093,861	3,340,789	3,002,255	5,177	1,432,395	15.9
JNL/T. Rowe Price Established Growth Fund	24,298	2,144,508	2,131,229	251	37,577	0.3
JNL/T. Rowe Price Mid-Cap Growth Fund	281,058	731,867	823,174	1,265	189,751	2.8
JNL/T. Rowe Price Short-Term Bond Fund	20,828	637,575	633,078	66	25,325	1.4
JNL/T. Rowe Price U.S. High Yield Fund	—	407,186	380,667	26	26,519	3.9
JNL/T. Rowe Price Value Fund	25,535	656,555	673,043	56	9,047	0.2

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the year ended December 31, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 721.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2020

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
AUD - Australian Dollar	CZK - Czech Republic Korunas	ILS - Israeli New Shekel	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	INR - Indian Rupee	RUB - Russian Ruble
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	JPY - Japanese Yen	SEK - Swedish Krona
CHF - Swiss Franc	GBP - British Pound	KRW - South Korean Won	SGD - Singapore Dollar
CLP - Chilean Peso	GHS - Ghanaian Cedi	MXN - Mexican Peso	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HKD - Hong Kong Dollar	NOK - Norwegian Krone	USD - United States Dollar
CNY - Chinese Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	HIBOR - Hong Kong Interbank Offered Rate
ADR - American Depositary Receipt	ICE - Intercontinental Exchange
ADS - American Depositary Share	ITRAXX - Group of international credit derivative indices monitored by the
ASX - Australian Securities Exchange	International Index Company
BADLAR - Argentina Deposit Rates	KOSPI - Korea Composite Stock Price Index
BRAZIBOR - Brazil Interbank Offred Rate	LIBOR - London Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LLC/L.L.C. - Limited Liability Companies
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CAPE - Cyclically Adjusted Price Earnings	MCDX - Municipal Bond Credit Index
CDI - CHESS Depositary Interests	MEXIBOR - Mexico Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MICEX - Moscow Interbank Offered Rate
CDX HY - Credit Default Swap Index - High Yield	MPOR - Moscow Prime Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MSCI - Morgan Stanley Capital International
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OMX - Option Market Index
DAX - Deutscher Aktienindex	PJSC - Private Joint Stock Co.
DIP - Debtor-in-possession	PLC/P.L.C./Plc - Public Limited Company
DUTCHCERT - Dutch Certificate	RBOB - Reformulated Blendstock for Oxygenate Blending
EAFE - Europe, Asia and Far East	REIT - Real Estate Investment Trust
ETF - Exchange Traded Fund	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Europe Interbank Offered Rate	RTS - Russian Trading System
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	S&P - Standard & Poor's
term of 4.5 to 5.5 years	SDR - Sweedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 8.5 to 10.5 years	SONIA - Sterling Overnight Index Average
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SPDR - Standard & Poor's Depositary Receipt
term of 24 to 35 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro OAT - debt instrument issued by the Republic of Italy with a	TBD - To Be Determined
term of 8.5 to 10.5 years	TIPS - Treasury Inflation Protected Securities
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	ULC - Unlimited Liability Companies
term of 1.75 to 2.25 years	ULSD - Ultra-Low Sulfur Diesel
FKU - First Trust United Kingdom AlphaDEX ® Fund	US/U.S. - United States
FTSE - Financial Times ad the London Stock Exchange	WTI - West Texas Intermediate
GDR - Global Depositary Receipt

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	SCB - Standard Chartered Bank
BMO - BMO Capital Markets Corp.	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BNP - BNP Paribas Securities	GSI - Goldman Sachs International	SGB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	HSB - HSBC Securities Inc.	SSB - State Street Brokerage Services, Inc.
CAI - Credit Agricole Indosuez Securities Inc.	JPM - J.P. Morgan Securities Inc.	TDB - Toronto-Dominion Bank
CBA - Commonwealth Bank of Australia	MBL - Macquarie Bank Limited	UBS - UBS Securities, LLC
CGM - Citigroup Global Markets	MLP - Merrill Lynch Professional Clearing Corp.	WFC - Wells Fargo & Co.
CIB - Canadian Imperial Bank of Commerce	MSC - Morgan Stanley & Co. Inc.
CIT - Citibank, Inc	NSI - Normura Securities International Inc

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - affiliated, at value	$2,110,437	$3,329,731	$186,390	$509,250	$767,646	$889,353	$3,128,689
Receivable from:
Investment securities sold	—	—	—	127	165	216	—
Fund shares sold	2,818	1,221	166	272	587	400	4,225
Dividends and interest	65	—	—	—	—	—	—
Adviser	523	1,061	38	182	316	364	1,142
Other assets	3	5	—	1	1	1	3
Total assets	2,113,846	3,332,018	186,594	509,832	768,715	890,334	3,134,059
Liabilities
Payable for:
Investment securities purchased	2,270	143	118	—	—	—	1,491
Fund shares redeemed	548	1,078	48	399	752	616	2,734
Advisory fees	893	1,575	81	254	411	473	1,565
Administrative fees	174	274	15	42	63	73	253
12b-1 fees (Class A)	134	214	12	33	49	57	199
Board of trustee fees	71	133	4	26	18	33	76
Other expenses	4	6	—	2	2	2	6
Total liabilities	4,094	3,423	278	756	1,295	1,254	6,324
Net assets	$2,109,752	$3,328,595	$186,316	$509,076	$767,420	$889,080	$3,127,735
Net assets consist of:
Paid-in capital(b)	$1,857,968	$3,123,215	$173,569	$469,526	$569,156	$666,265	$2,184,558
Total distributable earnings (loss)(b)	251,784	205,380	12,747	39,550	198,264	222,815	943,177
Net assets	$2,109,752	$3,328,595	$186,316	$509,076	$767,420	$889,080	$3,127,735
Net assets - Class A	$2,073,720	$3,305,413	$181,763	$505,412	$751,772	$881,265	$3,076,624
Shares outstanding - Class A	148,783	125,203	15,815	40,801	33,124	41,026	72,980
Net asset value per share - Class A	$13.94	$26.40	$11.49	$12.39	$22.70	$21.48	$42.16
Net assets - Class I	$36,032	$23,182	$4,553	$3,664	$15,648	$7,815	$51,111
Shares outstanding - Class I	2,481	861	393	291	683	357	1,200
Net asset value per share - Class I	$14.52	$26.93	$11.58	$12.57	$22.90	$21.92	$42.60
Investments - affiliated, at cost	$1,858,655	$3,124,351	$173,643	$469,700	$569,382	$666,538	$2,185,512

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)
Assets
Investments - affiliated, at value	$8,652,551	$1,952,751	$1,667,905	$479,238	$562,576	$1,297,709	$238,155
Receivable from:
Investment securities sold	—	422	429	71	607	—	599
Fund shares sold	4,013	358	678	434	990	2,733	14
Adviser	2,156	807	894	131	158	504	70
Other assets	12	3	2	1	1	1	—
Total assets	8,658,732	1,954,341	1,669,908	479,875	564,332	1,300,947	238,838
Liabilities
Payable for:
Investment securities purchased	32	—	—	—	—	1,426	—
Fund shares redeemed	3,981	780	1,108	505	1,597	1,307	613
Advisory fees	3,920	1,173	1,280	209	244	703	125
Administrative fees	626	161	137	40	46	105	20
12b-1 fees (Class A)	555	125	106	30	35	82	15
Board of trustee fees	280	71	62	11	13	31	6
Chief compliance officer fees	1	—	—	—	—	—	—
Other expenses	16	4	3	1	2	2	—
Total liabilities	9,411	2,314	2,696	796	1,937	3,656	779
Net assets	$8,649,321	$1,952,027	$1,667,212	$479,079	$562,395	$1,297,291	$238,059
Net assets consist of:
Paid-in capital(b)	$7,387,968	$1,626,791	$1,208,792	$384,813	$522,936	$879,198	$208,139
Total distributable earnings (loss)(b)	1,261,353	325,236	458,420	94,266	39,459	418,093	29,920
Net assets	$8,649,321	$1,952,027	$1,667,212	$479,079	$562,395	$1,297,291	$238,059
Net assets - Class A	$8,561,939	$1,937,861	$1,646,066	$466,808	$546,210	$1,266,830	$232,118
Shares outstanding - Class A	277,004	110,148	92,897	29,945	43,100	68,991	15,052
Net asset value per share - Class A	$30.91	$17.59	$17.72	$15.59	$12.67	$18.36	$15.42
Net assets - Class I	$87,382	$14,166	$21,146	$12,271	$16,185	$30,461	$5,941
Shares outstanding - Class I	2,772	791	1,174	779	1,264	1,644	381
Net asset value per share - Class I	$31.53	$17.91	$18.01	$15.76	$12.81	$18.53	$15.58
Investments - affiliated, at cost	$7,391,198	$1,627,515	$1,209,485	$384,972	$523,117	$879,616	$208,235

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$—	$2,992,230	$2,681,274
Investments - affiliated, at value	1,647,294	801,813	2,520,783	2,758,828	5,024,467	538,883	172,611
Receivable from:
Investment securities sold	1,096	126	641	537	1,550	—	81
Fund shares sold	1,499	1,551	579	307	494	2,812	2,174
Dividends and interest	—	6	—	—	—	—	—
Other assets	3	1	4	4	8	4	4
Total assets	1,649,892	803,497	2,522,007	2,759,676	5,026,519	3,533,929	2,856,144
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	—	2,037	—
Fund shares redeemed	2,595	1,678	1,220	844	2,042	775	2,255
Advisory fees	131	75	189	207	350	528	437
Administrative fees	69	34	105	116	202	430	356
12b-1 fees (Class A)	106	52	163	179	327	227	184
Board of trustee fees	73	42	113	189	306	106	95
Chief compliance officer fees	—	—	—	—	1	—	—
Other expenses	4	1	5	6	10	7	6
Total liabilities	2,978	1,882	1,795	1,541	3,238	4,110	3,333
Net assets	$1,646,914	$801,615	$2,520,212	$2,758,135	$5,023,281	$3,529,819	$2,852,811
Net assets consist of:
Paid-in capital(a)	$1,285,572	$730,696	$2,004,771	$2,362,603	$4,123,627	$2,862,759	$2,421,356
Total distributable earnings (loss)(a)	361,342	70,919	515,441	395,532	899,654	667,060	431,455
Net assets	$1,646,914	$801,615	$2,520,212	$2,758,135	$5,023,281	$3,529,819	$2,852,811
Net assets - Class A	$1,635,883	$795,519	$2,505,592	$2,744,458	$5,015,320	$3,498,159	$2,832,349
Shares outstanding - Class A	95,877	57,322	142,455	170,546	290,686	152,864	143,207
Net asset value per share - Class A	$17.06	$13.88	$17.59	$16.09	$17.25	$22.88	$19.78
Net assets - Class I	$11,031	$6,096	$14,620	$13,677	$7,961	$31,660	$20,462
Shares outstanding - Class I	640	435	823	842	457	1,369	1,024
Net asset value per share - Class I	$17.23	$14.01	$17.76	$16.25	$17.43	$23.12	$19.98
Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$2,455,555	$2,257,381
Investments - affiliated, at cost	1,285,952	730,894	2,005,342	2,363,296	4,124,813	408,498	165,049

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Assets
Investments - unaffiliated, at value	$214,922	$192,579	$—	$—	$—	$—	$—
Investments - affiliated, at value	44,380	28,521	5,513,286	2,569,342	1,227,593	5,685,223	2,874,173
Receivable from:
Investment securities sold	—	17	2,056	1,040	369	1,671	1,306
Fund shares sold	98	15	2,375	2,552	108	1,058	130
Adviser	13	13	—	—	—	—	—
Other assets	—	—	9	4	2	8	4
Total assets	259,413	221,145	5,517,726	2,572,938	1,228,072	5,687,960	2,875,613
Liabilities
Payable for:
Investment securities purchased	71	—	—	—	—	—	—
Fund shares redeemed	27	33	4,430	3,592	477	2,729	1,436
Advisory fees	43	36	—	193	104	388	215
Administrative fees	32	27	223	108	52	227	121
12b-1 fees (Class A)	17	14	359	167	80	369	187
Board of trustee fees	6	5	305	127	93	309	186
Chief compliance officer fees	—	—	1	—	—	1	—
Other expenses	—	—	10	5	2	11	6
Total liabilities	196	115	5,328	4,192	808	4,034	2,151
Net assets	$259,217	$221,030	$5,512,398	$2,568,746	$1,227,264	$5,683,926	$2,873,462
Net assets consist of:
Paid-in capital(a)	$224,576	$196,285	$5,010,791	$1,926,018	$1,087,991	$4,352,587	$2,414,750
Total distributable earnings (loss)(a)	34,641	24,745	501,607	642,728	139,273	1,331,339	458,712
Net assets	$259,217	$221,030	$5,512,398	$2,568,746	$1,227,264	$5,683,926	$2,873,462
Net assets - Class A	$252,885	$214,414	$5,495,372	$2,556,014	$1,225,287	$5,669,291	$2,869,173
Shares outstanding - Class A	20,093	17,310	219,771	81,019	77,371	216,393	149,203
Net asset value per share - Class A	$12.59	$12.39	$25.00	$31.55	$15.84	$26.20	$19.23
Net assets - Class I	$6,332	$6,616	$17,026	$12,732	$1,977	$14,635	$4,289
Shares outstanding - Class I	501	530	674	400	124	553	221
Net asset value per share - Class I	$12.65	$12.48	$25.25	$31.86	$15.95	$26.45	$19.42
Investments - unaffiliated, at cost	$184,277	$171,118	$—	$—	$—	$—	$—
Investments - affiliated, at cost	37,956	24,419	5,011,679	1,926,614	1,088,320	4,353,884	2,415,461

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon Index 5 Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund
Assets
Investments - unaffiliated, at value	$—	$—	$197,271	$455,041	$895,358	$292,552	$192,382
Investments - affiliated, at value	5,797,672	1,270,069	—	—	—	29,620	19,360
Cash	—	—	—	—	—	10	10
Receivable from:
Investment securities sold	1,047	259	—	—	—	—	—
Fund shares sold	412	52	298	737	567	771	419
Dividends and interest	—	—	13	—	—	6	1
Adviser	—	—	10	11	29	—	—
Other assets	9	2	—	—	1	—	—
Total assets	5,799,140	1,270,382	197,592	455,789	895,955	322,959	212,172
Liabilities
Payable for:
Investment securities purchased	—	—	273	510	42	—	—
Return of securities loaned	—	—	—	—	—	29,148	19,203
Fund shares redeemed	1,459	312	24	226	526	90	370
Advisory fees	395	—	32	75	146	49	32
Administrative fees	232	53	24	56	73	36	24
12b-1 fees (Class A)	378	83	13	29	57	19	12
Board of trustee fees	354	72	5	11	20	9	6
Chief compliance officer fees	1	—	—	—	—	—	—
Other expenses	11	2	—	—	2	—	—
Total liabilities	2,830	522	371	907	866	29,351	19,647
Net assets	$5,796,310	$1,269,860	$197,221	$454,882	$895,089	$293,608	$192,525
Net assets consist of:
Paid-in capital(a)	$4,645,261	$1,086,036	$191,393	$403,429	$700,995	$233,319	$167,707
Total distributable earnings (loss)(a)	1,151,049	183,824	5,828	51,453	194,094	60,289	24,818
Net assets	$5,796,310	$1,269,860	$197,221	$454,882	$895,089	$293,608	$192,525
Net assets - Class A	$5,790,692	$1,267,629	$191,910	$443,240	$871,033	$288,430	$187,572
Shares outstanding - Class A	252,263	68,953	16,660	37,236	55,186	18,504	14,431
Net asset value per share - Class A	$22.96	$18.38	$11.52	$11.90	$15.78	$15.59	$13.00
Net assets - Class I	$5,618	$2,231	$5,311	$11,642	$24,056	$5,178	$4,953
Shares outstanding - Class I	242	120	456	969	1,507	331	379
Net asset value per share - Class I	$23.19	$18.58	$11.64	$12.01	$15.96	$15.64	$13.06
Investments - unaffiliated, at cost	$—	$—	$191,443	$403,588	$701,264	$242,243	$172,404
Investments - affiliated, at cost	4,646,623	1,086,245	—	—	—	29,620	19,360
Securities on loan included in
Investments - unaffiliated, at value	—	—	—	—	—	33,546	20,402

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Assets
Investments - unaffiliated, at value	$318,654	$656,152	$491,692	$629,170	$1,147,543	$1,683,594	$316,392
Investments - affiliated, at value	26,625	113,957	47,441	102,668	132,390	28,077	2,867
Purchased options, at value	—	—	—	—	649	—	—
Forward foreign currency contracts	—	—	—	—	1,933	1	1
Variation margin on futures/futures options contracts	—	—	—	—	539	—	—
Variation margin on swap agreements	—	—	—	—	25	—	—
OTC swap agreements	—	—	—	—	5,199	—	—
OTC swap premiums paid	—	—	—	—	2	—	—
Cash	10	—	10	10	23,287	3,378	382
Cash collateral segregated for short sales	—	—	—	—	11,880	—	—
Foreign currency	—	—	—	—	5,215	6,751	170
Receivable from:
Investment securities sold	—	—	—	—	19,598	6,001	1,757
Fund shares sold	95	429	418	967	135	824	404
Dividends and interest	4	—	—	—	3,991	660	335
Adviser	—	3	2	2	12	—	—
Deposits with brokers and counterparties	—	—	—	—	48,865	—	—
Other assets	—	1	—	1	4	38	1
Total assets	345,388	770,542	539,563	732,818	1,401,267	1,729,324	322,309
Liabilities
Payable for reverse repurchase agreements	—	—	—	—	27,259	—	—
Securities sold short, at value	—	—	—	—	248,545	—	—
Written options, at value	—	—	—	—	1,267	—	—
Forward foreign currency contracts	—	—	—	—	3,211	1	1
Variation margin on futures/futures options contracts	—	—	—	—	154	—	—
Variation margin on swap agreements	—	—	—	—	229	—	—
OTC swap agreements	—	—	—	—	10,032	—	—
OTC swap premiums received	—	—	—	—	2	—	—
Deferred foreign capital gains tax liability	—	—	—	—	219	6,475	549
Payable to affiliates	—	—	—	—	2	—	—
Payable for:
Investment securities purchased	1,098	853	1,433	3,440	11,439	4,806	1,901
Deposits from counterparties	—	—	—	—	121	—	—
Return of securities loaned	25,375	112,684	45,725	98,938	407	10,220	—
Dividends/interest on securities sold short	—	—	—	—	200	—	—
Interest expense and brokerage charges	—	—	—	—	184	—	—
Fund shares redeemed	21	758	95	406	68	2,427	887
Advisory fees	53	109	81	103	1,098	1,073	195
Administrative fees	40	81	61	78	185	212	39
12b-1 fees (Class A)	20	41	31	39	13	65	—
Board of trustee fees	10	15	11	14	44	109	5
Other expenses	—	1	2	2	14	27	11
Total liabilities	26,617	114,542	47,439	103,020	304,693	25,415	3,588
Net assets	$318,771	$656,000	$492,124	$629,798	$1,096,574	$1,703,909	$318,721
Net assets consist of:
Paid-in capital(a)	$259,311	$546,297	$443,719	$548,624	$1,015,165	$1,411,607	$231,050
Total distributable earnings (loss)(a)	59,460	109,703	48,405	81,174	81,409	292,302	87,671
Net assets	$318,771	$656,000	$492,124	$629,798	$1,096,574	$1,703,909	$318,721
Net assets - Class A	$312,116	$624,944	$476,960	$607,550	$199,535	$993,910	$4,173
Shares outstanding - Class A	21,687	46,320	38,508	46,992	17,348	87,007	303
Net asset value per share - Class A	$14.39	$13.49	$12.39	$12.93	$11.50	$11.42	$13.76
Net assets - Class I	$6,655	$31,056	$15,164	$22,248	$897,039	$709,999	$314,548
Shares outstanding - Class I	461	2,270	1,207	1,697	77,350	61,938	22,729
Net asset value per share - Class I	$14.43	$13.68	$12.56	$13.11	$11.60	$11.46	$13.84
Investments - unaffiliated, at cost	$268,954	$546,449	$443,287	$547,996	$1,002,947	$1,194,191	$235,066
Investments - affiliated, at cost	26,625	113,957	47,441	102,668	132,390	28,077	2,867
Purchased options, at cost	—	—	—	—	655	—	—
Foreign currency cost	—	—	—	—	5,095	6,936	170
Proceeds from securities sold short	—	—	—	—	189,995	—	—
Premiums from written options	—	—	—	—	1,107	—	—
Securities on loan included in
Investments - unaffiliated, at value	28,901	99,418	45,304	97,291	451	33,408	6,367

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund		JNL/AQR Large Cap Defensive Style Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund
Assets
Investments - unaffiliated, at value	$1,280,486	$3,120,824	$1,124,542		$177,085	$55,431	$379,642	$50,515
Investments - affiliated, at value	54,516	222,615	44,599		2,759	3,091	4,094	10,000
Forward foreign currency contracts	—	—	—		—	—	—	2,174
Variation margin on futures/futures options contracts	—	—	—		17	17	20	376
OTC swap agreements	—	—	—		—	—	—	671
Cash	264	138	127		4	8	55	6,151
Foreign currency	—	964	—		—	—	—	73
Receivable from:
Investment securities sold	1,372	6,044	1,184		—	—	—	—
Fund shares sold	914	1,387	647		218	73	15	67
Dividends and interest	1,098	430	543		128	60	352	1
Adviser	—	—	—		33	—	—	—
Deposits with brokers and counterparties	—	—	—		—	168	193	8,162
Other assets	2	4	2		—	—	—	—
Total assets	1,338,652	3,352,406	1,171,644		180,244	58,848	384,371	78,190
Liabilities
Securities sold short, at value	—	—	—		—	—	87,387	—
Forward foreign currency contracts	—	—	—		—	—	—	1,724
Variation margin on futures/futures options contracts	—	—	—		—	—	—	158
Payable to affiliates	3	—	—		—	—	—	—
Payable for:
Investment securities purchased	5,170	7,727	419		120	—	—	1
Deposits from counterparties	—	—	—		—	—	—	730
Return of securities loaned	3,713	129,513	13,842		99	—	—	—
Dividends/interest on securities sold short	—	—	—		—	—	65	—
Interest expense and brokerage charges	—	—	—		—	—	51	—
Fund shares redeemed	1,399	3,981	955		74	12	311	86
Advisory fees	699	1,495	650		29	19	174	50
Administrative fees	167	265	96		14	7	37	10
12b-1 fees (Class A)	18	183	49		—	4	19	5
Board of trustee fees	40	126	61		4	1	18	26
Other expenses	2	6	2		14	—	—	—
Total liabilities	11,211	143,296	16,074		354	43	88,062	2,790
Net assets	$1,327,441	$3,209,110	$1,155,570		$179,890	$58,805	$296,309	$75,400
Net assets consist of:
Paid-in capital(a)	$1,053,740	$2,185,281	$946,276		$148,139	$50,984	$219,657	$73,395
Total distributable earnings (loss)(a)	273,701	1,023,829	209,294		31,751	7,821	76,652	2,005
Net assets	$1,327,441	$3,209,110	$1,155,570		$179,890	$58,805	$296,309	$75,400
Net assets - Class A	$274,671	$2,737,581	$742,968	$	N/A	$57,133	$295,145	$75,307
Shares outstanding - Class A	16,900	58,370	49,374		N/A	4,776	19,713	10,108
Net asset value per share - Class A	$16.25	$46.90	$15.05	$	N/A	$11.96	$14.97	$7.45
Net assets - Class I	$1,052,770	$471,529	$412,602		$179,890	$1,672	$1,164	$93
Shares outstanding - Class I	64,326	9,494	27,224		11,328	139	76	12
Net asset value per share - Class I	$16.37	$49.67	$15.16		$15.88	$12.01	$15.29	$7.56
Investments - unaffiliated, at cost	$1,006,785	$2,097,025	$915,249		$145,355	$47,677	$283,904	$50,513
Investments - affiliated, at cost	54,516	222,615	44,599		2,768	3,091	4,094	10,000
Foreign currency cost	—	935	—		—	—	—	71
Proceeds from securities sold short	—	—	—		—	—	68,246	—
Securities on loan included in
Investments - unaffiliated, at value	3,618	162,723	13,641		149	—	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Assets
Investments - unaffiliated, at value	$36,353	$3,918,780	$681,215	$5,157,792	$40,339	$1,276,823	$1,421,971
Investments - affiliated, at value	1,347	192,880	3,463	33,528	389	10,465	40,005
Purchased options, at value	—	35,111	—	—	—	—	—
Forward foreign currency contracts	—	12,818	—	—	—	—	—
Variation margin on futures/futures options contracts	—	654	—	—	—	—	—
Variation margin on swap agreements	—	243	—	—	—	—	—
OTC swap agreements	—	1,768	—	—	47	—	—
OTC swap premiums paid	—	206	—	—	—	—	—
Cash	—	39,513	1	1	115	20	5
Cash collateral segregated for short sales	—	—	—	—	10,454	—	—
Foreign currency	157	530	—	—	31	—	—
Receivable from:
Investment securities sold	—	3,937	476	2,584	628	1,311	—
Fund shares sold	1	642	177	2,097	23	489	240
Dividends and interest	64	9,616	988	567	205	4,093	129
Deposits with brokers and counterparties	40	41,241	—	—	230	—	—
Other assets	—	45	1	7	—	2	2
Total assets	37,962	4,257,984	686,321	5,196,576	52,461	1,293,203	1,462,352
Liabilities
Securities sold short, at value	—	22,782	—	—	10,372	—	—
Written options, at value	—	21,874	—	—	104	—	—
Forward foreign currency contracts	—	6,011	—	—	—	—	—
Variation margin on futures/futures options contracts	4	3,188	—	—	—	—	—
Variation margin on swap agreements	—	412	—	—	—	—	—
OTC swap agreements	—	487	—	—	51	—	—
OTC swap premiums received	—	107	—	—	—	—	—
Deferred foreign capital gains tax liability	—	597	—	—	—	—	—
Payable to affiliates	—	462	159	47	99	—	—
Payable for:
Investment securities purchased	—	34,601	—	9,382	144	448	—
Deposits from counterparties	—	8,403	—	—	—	—	—
Return of securities loaned	350	56,614	—	718	—	—	5,790
Dividends/interest on securities sold short	—	28	—	—	8	—	—
Fund shares redeemed	15	3,635	433	6,778	83	858	599
Advisory fees	17	1,952	315	1,978	38	563	586
Administrative fees	4	496	87	413	5	163	181
12b-1 fees (Class A)	1	242	45	277	3	33	31
Board of trustee fees	1	180	74	216	12	59	36
Other expenses	—	30	1	10	—	1	2
Total liabilities	392	162,101	1,114	19,819	10,919	2,125	7,225
Net assets	$37,570	$4,095,883	$685,207	$5,176,757	$41,542	$1,291,078	$1,455,127
Net assets consist of:
Paid-in capital(a)	$33,203	$3,361,580	$597,069	$2,849,200	$35,385	$1,284,820	$964,464
Total distributable earnings (loss)(a)	4,367	734,303	88,138	2,327,557	6,157	6,258	490,663
Net assets	$37,570	$4,095,883	$685,207	$5,176,757	$41,542	$1,291,078	$1,455,127
Net assets - Class A	$13,921	$3,721,428	$682,096	$4,251,332	$40,590	$497,396	$473,024
Shares outstanding - Class A	1,242	234,180	80,218	68,293	3,999	32,191	25,413
Net asset value per share - Class A	$11.21	$15.89	$8.50	$62.25	$10.15	$15.45	$18.61
Net assets - Class I	$23,649	$374,455	$3,111	$925,425	$952	$793,682	$982,103
Shares outstanding - Class I	2,105	23,225	361	14,158	93	49,917	52,282
Net asset value per share - Class I	$11.24	$16.12	$8.62	$65.37	$10.26	$15.90	$18.78
Investments - unaffiliated, at cost	$32,793	$3,191,991	$593,085	$2,830,235	$32,248	$1,050,258	$931,308
Investments - affiliated, at cost	1,347	185,947	3,463	33,528	389	10,465	40,005
Purchased options, at cost	—	33,014	—	—	—	—	—
Foreign currency cost	156	527	—	—	31	—	—
Proceeds from securities sold short	—	23,675	—	—	8,457	—	—
Premiums from written options	—	22,211	—	—	80	—	—
Securities on loan included in
Investments - unaffiliated, at value	659	113,627	262	6,582	222	—	5,602

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Assets
Investments - unaffiliated, at value	$109,794	$1,284,082	$214,379	$3,773,693	$735,157	$1,817,847	$2,767,284
Investments - affiliated, at value	2,894	6,514	1,903	92,299	16,080	190,055	72,187
OTC swap agreements	—	—	—	—	—	210,397	—
Cash	46	172	—	1,563	500	30,913	1,000
Foreign currency	72	—	—	1,158	—	—	—
Receivable from:
Investment securities sold	53	1,454	676	880	—	357	—
Fund shares sold	139	204	153	1,247	79	1,918	1,022
Dividends and interest	123	852	124	18,149	9,102	5,837	8,690
Adviser	3	3	—	—	—	—	—
Deposits with brokers and counterparties	—	—	—	—	—	166,580	—
Other assets	—	2	—	6	1	3	5
Total assets	113,124	1,293,283	217,235	3,888,995	760,919	2,423,907	2,850,188
Liabilities
Cash overdraft	—	—	246	—	—	—	—
Payable for:
Investment securities purchased	411	—	—	7,751	—	6,097	—
Deposits from counterparties	—	—	—	—	—	219,608	—
Return of securities loaned	1,593	4,368	1,903	7,135	8,113	—	—
Fund shares redeemed	8	567	174	2,207	148	1,732	748
Advisory fees	41	425	97	1,195	390	1,005	1,009
Administrative fees	14	108	26	320	95	274	242
12b-1 fees (Class A)	2	80	14	174	10	103	69
Board of trustee fees	2	54	10	273	45	62	86
Other expenses	—	2	—	6	1	4	6
Total liabilities	2,071	5,604	2,470	19,061	8,802	228,885	2,160
Net assets	$111,053	$1,287,679	$214,765	$3,869,934	$752,117	$2,195,022	$2,848,028
Net assets consist of:
Paid-in capital(a)	$94,267	$809,517	$177,181	$3,761,742	$723,325	$1,989,613	$2,808,829
Total distributable earnings (loss)(a)	16,786	478,162	37,584	108,192	28,792	205,409	39,199
Net assets	$111,053	$1,287,679	$214,765	$3,869,934	$752,117	$2,195,022	$2,848,028
Net assets - Class A	$35,467	$1,219,723	$206,800	$2,668,312	$156,897	$1,594,961	$1,052,998
Shares outstanding - Class A	3,084	65,949	22,101	192,825	12,855	83,438	91,036
Net asset value per share - Class A	$11.50	$18.49	$9.36	$13.84	$12.20	$19.12	$11.57
Net assets - Class I	$75,586	$67,956	$7,965	$1,201,622	$595,220	$600,061	$1,795,030
Shares outstanding - Class I	6,540	3,439	848	80,101	49,339	31,143	154,408
Net asset value per share - Class I	$11.56	$19.76	$9.39	$15.00	$12.06	$19.27	$11.63
Investments - unaffiliated, at cost	$95,098	$805,920	$176,795	$3,665,491	$706,365	$1,822,835	$2,728,085
Investments - affiliated, at cost	2,894	6,514	1,903	92,299	16,080	190,055	72,187
Foreign currency cost	72	—	—	1,132	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	3,787	6,962	3,015	6,982	7,943	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Goldman Sachs Competitive Advantage Fund
Assets
Investments - unaffiliated, at value	$1,267,629	$959,373	$529,025	$1,117,435	$1,642,486	$503,754	$2,350,084
Investments - affiliated, at value	139,557	24,534	63,596	51,312	20,410	16,676	43,279
Purchased options, at value	70	—	—	—	—	—	—
Forward foreign currency contracts	—	—	3,595	—	—	—	—
Variation margin on futures/futures options contracts	8	—	—	167	—	—	242
Variation margin on swap agreements	3	—	—	—	—	—	—
Cash	2,356	18	775	35	174	15	30
Foreign currency	—	1,921	2,431	2,710	—	106	—
Receivable from:
Investment securities sold	70,140	—	—	3,867	51	209	—
Fund shares sold	1,190	288	194	119	641	295	248
Dividends and interest	7,719	2,051	5,821	2,607	11,035	1,038	2,841
Deposits with brokers and counterparties	—	—	15,426	1,929	—	—	—
Other assets	2	2	1	2	3	1	4
Total assets	1,488,674	988,187	620,864	1,180,183	1,674,800	522,094	2,396,728
Liabilities
Forward sales commitments, at value	11,738	—	—	—	—	—	—
Written options, at value	101	—	—	—	—	—	—
Forward foreign currency contracts	—	—	18,649	—	—	—	—
Variation margin on futures/futures options contracts	11	—	—	24	—	—	—
Deferred foreign capital gains tax liability	—	—	276	404	—	—	—
Payable to affiliates	—	51	—	21	—	—	—
Payable for:
Investment securities purchased	91,742	1,190	—	3,809	—	127	—
Deposits from counterparties	19	—	—	—	—	—	—
Return of securities loaned	6,266	16,096	—	5,728	19,244	5,789	56,405
Fund shares redeemed	330	285	746	529	901	156	869
Advisory fees	436	566	304	536	740	343	513
Administrative fees	115	122	76	147	140	65	197
12b-1 fees (Class A)	69	41	36	76	107	33	65
Board of trustee fees	85	45	64	90	121	23	122
Other expenses	2	2	10	21	3	6	5
Total liabilities	110,914	18,398	20,161	11,385	21,256	6,542	58,176
Net assets	$1,377,760	$969,789	$600,703	$1,168,798	$1,653,544	$515,552	$2,338,552
Net assets consist of:
Paid-in capital(a)	$1,307,192	$903,235	$892,546	$987,580	$1,469,347	$511,943	$1,841,543
Total distributable earnings (loss)(a)	70,568	66,554	(291,843)	181,218	184,197	3,609	497,009
Net assets	$1,377,760	$969,789	$600,703	$1,168,798	$1,653,544	$515,552	$2,338,552
Net assets - Class A	$1,054,838	$636,060	$545,200	$1,167,396	$1,648,143	$512,234	$989,975
Shares outstanding - Class A	81,031	41,206	69,385	70,470	128,688	55,136	46,826
Net asset value per share - Class A	$13.02	$15.44	$7.86	$16.57	$12.81	$9.29	$21.14
Net assets - Class I	$322,922	$333,729	$55,503	$1,402	$5,401	$3,318	$1,348,577
Shares outstanding - Class I	24,278	21,382	6,984	84	439	353	63,230
Net asset value per share - Class I	$13.30	$15.61	$7.95	$16.73	$12.31	$9.40	$21.33
Investments - unaffiliated, at cost	$1,197,000	$892,844	$639,360	$935,408	$1,458,374	$447,837	$1,853,996
Investments - affiliated, at cost	139,557	24,534	63,596	52,214	20,410	16,676	43,279
Purchased options, at cost	84	—	—	—	—	—	—
Foreign currency cost	—	1,911	2,521	2,699	—	108	—
Proceeds from forward sales commitments	11,724	—	—	—	—	—	—
Premiums from written options	107	—	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	6,177	16,731	—	8,059	26,303	13,260	56,547

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Goldman Sachs International 5 Fund	JNL/Goldman Sachs Intrinsic Value Fund	JNL/Goldman Sachs Total Yield Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Assets
Investments - unaffiliated, at value	$4,412,689	$60,391	$2,023,170	$1,748,552	$791,620	$756,597	$196,769
Investments - affiliated, at value	66,631	886	50,464	37,834	51,122	14,091	2,168
Variation margin on futures/futures options contracts	385	—	148	112	—	—	—
Cash	254	—	249	191	3,834	12	82
Foreign currency	—	40	—	—	—	—	—
Receivable from:
Investment securities sold	—	188	—	—	12,395	707	3,070
Fund shares sold	1,409	17	816	2,368	722	89	63
Dividends and interest	15,112	262	5,423	3,379	546	2,457	593
Other assets	7	—	3	3	1	1	—
Total assets	4,496,487	61,784	2,080,273	1,792,439	860,240	773,954	202,745
Liabilities
Foreign currency overdraft	—	—	—	—	1,618	—	—
Forward foreign currency contracts	—	—	—	—	1	13	—
Variation margin on futures/futures options contracts	1	3	1	1	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	3,173	—	—
Payable for:
Investment securities purchased	—	194	—	—	39,057	937	2,797
Return of securities loaned	114,955	650	34,643	24,418	—	—	548
Fund shares redeemed	2,628	12	4,795	2,288	436	532	20
Advisory fees	938	15	456	398	598	441	107
Administrative fees	360	8	174	151	100	97	25
12b-1 fees (Class A)	193	4	42	24	14	27	2
Board of trustee fees	227	3	111	92	18	42	5
Other expenses	7	—	3	4	21	2	—
Total liabilities	119,309	889	40,225	27,376	45,036	2,091	3,504
Net assets	$4,377,178	$60,895	$2,040,048	$1,765,063	$815,204	$771,863	$199,241
Net assets consist of:
Paid-in capital(a)	$4,162,326	$63,615	$1,879,814	$1,591,069	$575,603	$743,658	$197,126
Total distributable earnings (loss)(a)	214,852	(2,720)	160,234	173,994	239,601	28,205	2,115
Net assets	$4,377,178	$60,895	$2,040,048	$1,765,063	$815,204	$771,863	$199,241
Net assets - Class A	$2,972,318	$59,489	$646,909	$369,500	$225,079	$420,279	$32,876
Shares outstanding - Class A	201,636	5,717	45,903	27,251	15,685	35,371	3,292
Net asset value per share - Class A	$14.74	$10.41	$14.09	$13.56	$14.35	$11.88	$9.99
Net assets - Class I	$1,404,860	$1,406	$1,393,139	$1,395,563	$590,125	$351,584	$166,365
Shares outstanding - Class I	93,449	135	96,676	102,110	40,732	29,550	16,554
Net asset value per share - Class I	$15.03	$10.45	$14.41	$13.67	$14.49	$11.90	$10.05
Investments - unaffiliated, at cost	$4,199,312	$55,766	$1,863,309	$1,574,738	$548,784	$647,194	$181,630
Investments - affiliated, at cost	66,631	886	50,464	37,834	51,122	14,091	2,168
Foreign currency cost	—	40	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	112,416	844	50,564	61,200	—	—	534

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Growth & Income Fund
Assets
Investments - unaffiliated, at value	$1,086,373	$2,662,555	$894,166	$1,153,947	$2,480,303	$1,397,585	$1,081,768
Investments - affiliated, at value	48,887	11,563	6,422	26,781	69,237	68,196	14,155
Purchased options, at value	—	—	—	—	—	3,295	—
Forward foreign currency contracts	—	—	—	—	—	364	—
Variation margin on futures/futures options contracts	—	—	—	—	—	669	—
Cash	345	9	260	—	40	12,135	155
Foreign currency	88	39	1,349	989	—	838	—
Receivable from:
Investment securities sold	551	2,608	349	2,140	24,598	2,137	—
Fund shares sold	395	751	603	379	1,898	136	554
Dividends and interest	2,685	3,316	3,020	2,922	207	6,159	1,704
Deposits with brokers and counterparties	—	—	—	—	—	958	—
Other assets	2	4	4	2	3	2	1
Total assets	1,139,326	2,680,845	906,173	1,187,160	2,576,286	1,492,474	1,098,337
Liabilities
Cash overdraft	—	—	—	145	—	—	—
Securities sold short, at value	—	—	—	—	—	10,330	—
Forward foreign currency contracts	1,549	7	1	—	—	1,792	—
Variation margin on futures/futures options contracts	—	—	—	—	—	798	—
Deferred foreign capital gains tax liability	—	552	187	—	—	529	—
Payable to affiliates	156	287	176	—	—	48	—
Payable for:
Investment securities purchased	617	—	619	3,053	2,824	1,896	—
Return of securities loaned	—	1,222	—	—	12,363	5,695	—
Dividends/interest on securities sold short	—	—	—	—	—	6	—
Interest expense and brokerage charges	—	—	—	—	—	1	—
Fund shares redeemed	647	2,204	572	954	1,626	862	751
Advisory fees	498	1,117	453	513	1,356	719	455
Administrative fees	143	335	113	148	209	185	92
12b-1 fees (Class A)	8	124	58	59	169	96	47
Board of trustee fees	29	115	69	59	93	112	76
Other expenses	2	12	9	—	5	3	2
Total liabilities	3,649	5,975	2,257	4,931	18,645	23,072	1,423
Net assets	$1,135,677	$2,674,870	$903,916	$1,182,229	$2,557,641	$1,469,402	$1,096,914
Net assets consist of:
Paid-in capital(a)	$1,043,909	$1,334,201	$854,194	$861,972	$1,466,568	$1,317,636	$896,823
Total distributable earnings (loss)(a)	91,768	1,340,669	49,722	320,257	1,091,073	151,766	200,091
Net assets	$1,135,677	$2,674,870	$903,916	$1,182,229	$2,557,641	$1,469,402	$1,096,914
Net assets - Class A	$117,951	$1,905,584	$900,492	$907,695	$2,536,309	$1,467,097	$723,426
Shares outstanding - Class A	10,189	79,163	94,239	59,509	60,439	106,008	60,557
Net asset value per share - Class A	$11.58	$24.07	$9.56	$15.25	$41.96	$13.84	$11.95
Net assets - Class I	$1,017,726	$769,286	$3,424	$274,534	$21,332	$2,305	$373,488
Shares outstanding - Class I	87,080	31,257	350	16,943	485	165	30,769
Net asset value per share - Class I	$11.69	$24.61	$9.77	$16.20	$43.97	$13.95	$12.14
Investments - unaffiliated, at cost	$993,115	$1,321,531	$844,279	$855,934	$1,389,230	$1,247,389	$881,715
Investments - affiliated, at cost	48,887	11,563	6,422	26,781	69,237	68,192	14,155
Purchased options, at cost	—	—	—	—	—	4,222	—
Foreign currency cost	88	39	1,343	986	—	847	—
Proceeds from securities sold short	—	—	—	—	—	10,004	—
Securities on loan included in
Investments - unaffiliated, at value	—	4,868	1,888	14,432	16,725	11,355	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Bond Index Fund
Assets
Investments - unaffiliated, at value	$482,385	$3,715,143	$2,148,364	$432,739	$931,491	$318,676	$1,418,190
Investments - affiliated, at value	10,734	47,921	143,286	2,863	13,027	11,093	138,835
Purchased options, at value	11,666	—	—	—	—	—	—
Variation margin on futures/futures options contracts	190	—	—	—	—	6	—
Cash	—	334	23	50	20	1,593	20
Foreign currency	—	—	—	1	—	—	—
Receivable from:
Investment securities sold	58,591	—	46,572	6,025	—	—	19,164
Fund shares sold	1,061	2,040	4,941	451	410	863	1,033
Dividends and interest	480	413	7,236	362	1,846	1,941	6,664
Deposits with brokers and counterparties	644	—	—	—	—	95	—
Other assets	—	4	3	—	1	—	2
Total assets	565,751	3,765,855	2,350,425	442,491	946,795	334,267	1,583,908
Liabilities
Cash overdraft	15,556	—	—	—	—	—	—
Foreign currency overdraft	—	—	—	—	9	—	—
Forward sales commitments, at value	—	—	—	—	—	—	1,240
Written options, at value	11,249	—	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	7	—
Payable for:
Investment securities purchased	52,817	820	61,631	—	—	3,285	155,969
Deposits from counterparties	—	—	—	—	—	4	—
Return of securities loaned	—	11,338	1,680	—	—	—	1,214
Fund shares redeemed	706	3,053	1,673	698	584	306	1,193
Advisory fees	207	1,501	526	259	435	95	186
Administrative fees	62	305	194	56	119	41	119
12b-1 fees (Class A)	22	225	108	5	30	12	76
Board of trustee fees	14	133	115	11	57	7	94
Other expenses	2	7	4	1	2	—	2
Total liabilities	80,635	17,382	65,931	1,030	1,236	3,757	160,093
Net assets	$485,116	$3,748,473	$2,284,494	$441,461	$945,559	$330,510	$1,423,815
Net assets consist of:
Paid-in capital(a)	$408,623	$2,471,288	$2,181,155	$360,120	$770,373	$322,788	$1,339,686
Total distributable earnings (loss)(a)	76,493	1,277,185	103,339	81,341	175,186	7,722	84,129
Net assets	$485,116	$3,748,473	$2,284,494	$441,461	$945,559	$330,510	$1,423,815
Net assets - Class A	$340,365	$3,393,687	$1,659,012	$76,966	$465,932	$193,273	$1,158,877
Shares outstanding - Class A	28,367	55,453	114,738	4,745	30,114	18,488	89,782
Net asset value per share - Class A	$12.00	$61.20	$14.46	$16.22	$15.47	$10.45	$12.91
Net assets - Class I	$144,751	$354,786	$625,482	$364,495	$479,627	$137,237	$264,938
Shares outstanding - Class I	11,995	5,595	40,877	22,420	30,774	13,104	19,707
Net asset value per share - Class I	$12.07	$63.41	$15.30	$16.26	$15.59	$10.47	$13.44
Investments - unaffiliated, at cost	$372,667	$2,437,958	$2,045,026	$353,500	$677,973	$313,783	$1,334,058
Investments - affiliated, at cost	10,734	47,921	143,286	2,863	13,027	11,093	138,835
Purchased options, at cost	11,670	—	—	—	—	—	—
Foreign currency cost	—	—	—	1	—	—	—
Proceeds from forward sales commitments	—	—	—	—	—	—	1,237
Premiums from written options	11,281	—	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	10,813	1,645	—	—	—	1,280

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund
Assets
Investments - unaffiliated, at value	$254,873	$1,802,232	$219,386	$1,174,243	$1,130,821	$843,717	$205,907
Investments - affiliated, at value	1,127	16,640	2,331	14,871	22,622	3,497	3,824
Variation margin on futures/futures options contracts	5	19	18	105	5	—	—
Cash	6	39	2	25	947	30	4
Foreign currency	—	—	—	—	914	—	—
Receivable from:
Investment securities sold	—	1,349	—	—	—	2,078	661
Fund shares sold	522	3,452	267	1,205	3,228	510	24
Dividends and interest	20	182	659	300	722	285	396
Adviser	—	1	—	1	1	—	—
Other assets	—	2	—	2	4	2	—
Total assets	256,553	1,823,916	222,663	1,190,752	1,159,264	850,119	210,816
Liabilities
Variation margin on futures/futures options contracts	—	1	—	—	27	33	—
Deferred foreign capital gains tax liability	—	—	—	—	2,458	—	—
Payable for:
Investment securities purchased	250	97	—	—	—	—	435
Return of securities loaned	430	7,412	679	—	11,601	2,425	—
Fund shares redeemed	113	2,659	144	998	848	3,343	66
Advisory fees	42	266	37	179	242	136	79
Administrative fees	32	225	28	149	142	111	26
12b-1 fees (Class A)	16	117	14	76	72	55	14
Board of trustee fees	11	62	5	60	55	71	8
Other expenses	5	40	4	90	75	20	—
Total liabilities	899	10,879	911	1,552	15,520	6,194	628
Net assets	$255,654	$1,813,037	$221,752	$1,189,200	$1,143,744	$843,925	$210,188
Net assets consist of:
Paid-in capital(a)	$190,620	$997,649	$192,606	$858,928	$914,464	$1,290,770	$182,730
Total distributable earnings (loss)(a)	65,034	815,388	29,146	330,272	229,280	(446,845)	27,458
Net assets	$255,654	$1,813,037	$221,752	$1,189,200	$1,143,744	$843,925	$210,188
Net assets - Class A	$251,202	$1,799,580	$218,540	$1,174,585	$1,128,963	$839,480	$207,104
Shares outstanding - Class A	13,875	48,115	16,249	32,616	87,927	57,887	10,997
Net asset value per share - Class A	$18.10	$37.40	$13.45	$36.01	$12.84	$14.50	$18.83
Net assets - Class I	$4,452	$13,457	$3,212	$14,615	$14,781	$4,445	$3,084
Shares outstanding - Class I	263	350	236	401	1,144	299	162
Net asset value per share - Class I	$16.96	$38.41	$13.59	$36.43	$12.92	$14.86	$18.99
Investments - unaffiliated, at cost	$189,845	$987,110	$190,267	$844,254	$852,788	$1,290,424	$178,455
Investments - affiliated, at cost	1,127	16,640	2,331	14,871	22,622	3,497	3,824
Foreign currency cost	—	—	—	—	906	—	—
Securities on loan included in
Investments - unaffiliated, at value	1,070	13,518	736	—	17,106	4,428	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
Assets
Investments - unaffiliated, at value	$1,113,272	$3,758,679	$111,364	$4,980,696	$1,718,371	$78,832	$149,792
Investments - affiliated, at value	13,684	45,505	983	29,181	28,431	1,089	1,027
Forward foreign currency contracts	—	—	—	—	106	—	—
Variation margin on futures/futures options contracts	113	205	5	67	—	2	5
Cash	10	25	14	149	65	3	2
Foreign currency	—	—	—	—	1,156	—	—
Receivable from:
Investment securities sold	4,070	—	—	2,808	—	142	248
Fund shares sold	330	2,194	215	2,527	1,143	218	194
Dividends and interest	1,431	3,232	55	820	5,532	80	120
Adviser	—	1	—	2	—	—	—
Other assets	2	6	—	6	4	—	—
Total assets	1,132,912	3,809,847	112,636	5,016,256	1,754,808	80,366	151,388
Liabilities
Forward foreign currency contracts	—	—	—	—	42	—	—
Variation margin on futures/futures options contracts	—	—	—	—	27	—	—
Payable for:
Investment securities purchased	953	—	74	—	—	200	125
Return of securities loaned	2,197	32,161	284	15,743	19,543	706	290
Fund shares redeemed	548	2,315	265	5,669	1,050	115	69
Advisory fees	169	540	20	697	230	15	31
Administrative fees	140	461	14	588	217	10	19
12b-1 fees (Class A)	72	244	7	323	95	5	9
Board of trustee fees	50	147	3	156	94	2	4
Other expenses	25	86	2	108	59	2	17
Total liabilities	4,154	35,954	669	23,284	21,357	1,055	564
Net assets	$1,128,758	$3,773,893	$111,967	$4,992,972	$1,733,451	$79,311	$150,824
Net assets consist of:
Paid-in capital(a)	$921,196	$2,410,469	$96,321	$2,259,132	$1,406,233	$68,126	$121,795
Total distributable earnings (loss)(a)	207,562	1,363,424	15,646	2,733,840	327,218	11,185	29,029
Net assets	$1,128,758	$3,773,893	$111,967	$4,992,972	$1,733,451	$79,311	$150,824
Net assets - Class A	$1,119,113	$3,748,785	$108,689	$4,935,985	$1,453,177	$77,306	$145,944
Shares outstanding - Class A	76,162	100,149	8,065	153,648	102,132	6,097	8,782
Net asset value per share - Class A	$14.69	$37.43	$13.48	$32.13	$14.23	$12.68	$16.62
Net assets - Class I	$9,645	$25,108	$3,278	$56,987	$280,274	$2,005	$4,880
Shares outstanding - Class I	650	662	241	1,725	18,786	156	291
Net asset value per share - Class I	$14.84	$37.90	$13.62	$33.04	$14.92	$12.82	$16.76
Investments - unaffiliated, at cost	$904,801	$2,395,680	$95,721	$2,247,431	$1,352,248	$67,661	$120,764
Investments - affiliated, at cost	14,785	45,505	983	29,181	27,857	1,089	1,045
Foreign currency cost	—	—	—	—	1,151	—	—
Securities on loan included in
Investments - unaffiliated, at value	2,692	41,393	410	23,623	31,555	902	398

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund
Assets
Investments - unaffiliated, at value	$364,955	$5,724,356	$115,790	$3,427,365	$10,692,454	$2,667,459	$286,446
Investments - affiliated, at value	4,287	83,858	1,099	45,976	258,531	62,570	1,659
Forward foreign currency contracts	18	—	—	—	—	—	—
Variation margin on futures/futures options contracts	12	270	11	53	833	—	35
Cash	47	649	29	158	99	19	7
Foreign currency	164	—	—	—	—	—	—
Receivable from:
Investment securities sold	—	—	77	—	—	3,449	—
Fund shares sold	38	3,296	214	2,285	6,276	973	273
Dividends and interest	499	1,379	476	3,256	7,783	2,813	441
Adviser	—	3	—	—	—	—	—
Other assets	2	7	—	5	15	4	1
Total assets	370,022	5,813,818	117,696	3,479,098	10,965,991	2,737,287	288,862
Liabilities
Forward foreign currency contracts	6	—	—	—	—	—	—
Variation margin on futures/futures options contracts	6	—	1	2	—	12	—
Payable for:
Investment securities purchased	—	—	—	5,765	—	—	—
Return of securities loaned	1,294	12,598	784	21,775	301,353	56,077	90
Fund shares redeemed	313	4,665	42	2,624	10,276	2,218	184
Advisory fees	59	795	21	399	929	318	47
Administrative fees	46	672	15	285	821	223	36
12b-1 fees (Class A)	24	371	7	207	673	157	18
Board of trustee fees	35	167	3	160	414	145	8
Chief compliance officer fees	—	1	—	—	1	—	—
Other expenses	20	485	3	246	1,026	182	7
Total liabilities	1,803	19,754	876	31,463	315,493	59,332	390
Net assets	$368,219	$5,794,064	$116,820	$3,447,635	$10,650,498	$2,677,955	$288,472
Net assets consist of:
Paid-in capital(a)	$264,944	$3,177,094	$124,172	$2,643,107	$6,072,083	$2,170,356	$281,084
Total distributable earnings (loss)(a)	103,275	2,616,970	(7,352)	804,528	4,578,415	507,599	7,388
Net assets	$368,219	$5,794,064	$116,820	$3,447,635	$10,650,498	$2,677,955	$288,472
Net assets - Class A	$363,797	$5,711,478	$110,303	$3,147,797	$10,387,450	$2,384,433	$284,687
Shares outstanding - Class A	11,726	123,767	9,397	123,930	364,704	110,249	17,810
Net asset value per share - Class A	$31.02	$46.15	$11.74	$25.40	$28.48	$21.63	$15.98
Net assets - Class I	$4,422	$82,586	$6,517	$299,838	$263,048	$293,522	$3,785
Shares outstanding - Class I	142	2,706	551	11,495	8,962	13,217	235
Net asset value per share - Class I	$31.16	$30.52	$11.82	$26.08	$29.35	$22.21	$16.13
Investments - unaffiliated, at cost	$267,436	$3,109,794	$123,152	$2,623,030	$6,117,893	$2,160,360	$279,096
Investments - affiliated, at cost	4,374	83,858	1,099	45,976	257,572	62,570	1,659
Foreign currency cost	161	—	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	3,759	11,889	1,227	28,128	308,086	83,959	101

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Assets
Investments - unaffiliated, at value	$1,675,695	$863,187	$10,205	$988,981	$2,243,717	$2,012,977	$2,126,638
Investments - affiliated, at value	15,621	14,644	1,562	9,769	3,605	2,113	613
Purchased options, at value	—	—	—	—	113	—	1,165
Forward foreign currency contracts	—	—	—	577	1,871	576	67
Variation margin on futures/futures options contracts	—	34	321	—	156	91	207
Variation margin on swap agreements	—	—	—	—	132	530	135
OTC swap agreements	—	—	—	961	4,035	888	502
OTC swap premiums paid	—	—	—	—	2,432	355	—
Cash	465	72	244	1,229	5,424	9,221	5,193
Foreign currency	—	—	—	12	5,294	1,425	4,600
Receivable from:
Investment securities sold	1,270	—	—	2,841	559,616	158,387	295,058
Fund shares sold	1,647	434	33	206	1,289	793	2,426
Treasury roll transactions	—	—	—	—	—	—	854,047
Dividends and interest	2,565	1,663	11	6,587	9,279	15,332	4,725
Deposits with brokers and counterparties	—	—	786	—	50	1,731	2,258
Other assets	3	1	—	1	3	3	2
Total assets	1,697,266	880,035	13,162	1,011,164	2,837,016	2,204,422	3,297,636
Liabilities
Payable for reverse repurchase agreements	—	—	—	—	—	20,811	—
Forward sales commitments, at value	—	—	—	—	—	4,779	—
Written options, at value	—	—	—	—	134	174	1,101
Forward foreign currency contracts	—	—	—	208	9,133	763	3,592
Variation margin on futures/futures options contracts	—	—	87	398	182	1	437
Variation margin on swap agreements	—	—	—	—	381	124	336
OTC swap agreements	—	—	—	—	3	97	—
OTC swap premiums received	—	—	—	—	2,350	751	—
Payable for:
Investment securities purchased	1,142	—	243	198,406	1,110,495	290,942	430,819
Treasury roll transactions	—	—	—	—	—	—	1,269,063
Deposits from counterparties	—	—	—	920	3,650	500	4,541
Return of securities loaned	11,658	—	—	2,725	3,605	2,113	613
Interest expense and brokerage charges	—	—	—	—	—	1	—
Fund shares redeemed	1,746	314	1	725	898	713	515
Advisory fees	772	147	5	327	687	518	508
Administrative fees	141	111	2	102	215	158	132
12b-1 fees (Class A)	108	16	1	42	52	47	81
Board of trustee fees	110	21	1	32	67	47	130
Other expenses	3	236	—	2	13	5	4
Total liabilities	15,680	845	340	203,887	1,131,865	322,544	1,711,872
Net assets	$1,681,586	$879,190	$12,822	$807,277	$1,705,151	$1,881,878	$1,585,764
Net assets consist of:
Paid-in capital(a)	$1,374,095	$690,805	$11,909	$772,106	$1,666,278	$1,776,443	$1,540,685
Total distributable earnings (loss)(a)	307,491	188,385	913	35,171	38,873	105,435	45,079
Net assets	$1,681,586	$879,190	$12,822	$807,277	$1,705,151	$1,881,878	$1,585,764
Net assets - Class A	$1,655,807	$244,640	$12,822	$638,226	$796,728	$716,376	$1,238,237
Shares outstanding - Class A	120,962	18,564	1,208	52,930	72,259	52,873	106,105
Net asset value per share - Class A	$13.69	$13.18	$10.62	$12.06	$11.03	$13.55	$11.67
Net assets - Class I	$25,779	$634,550	$—	$169,051	$908,423	$1,165,502	$347,527
Shares outstanding - Class I	1,859	47,837	—	13,863	81,656	85,574	29,290
Net asset value per share - Class I	$13.87	$13.26	$10.65	$12.19	$11.13	$13.62	$11.86
Investments - unaffiliated, at cost	$1,368,205	$763,246	$10,205	$956,114	$2,205,346	$1,911,381	$2,078,814
Investments - affiliated, at cost	15,621	14,206	1,562	9,769	3,605	2,113	613
Purchased options, at cost	—	—	—	—	132	—	1,623
Foreign currency cost	—	—	—	—	5,254	1,417	4,634
Proceeds from forward sales commitments	—	—	—	—	—	4,755	—
Premiums from written options	—	—	—	—	256	319	1,503
Securities on loan included in
Investments - unaffiliated, at value	18,238	—	—	2,681	3,519	2,070	607

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Assets
Investments - unaffiliated, at value	$1,048,725	$1,835,107	$419,303	$1,976,122	$190,486	$267,244	$413,168
Investments - affiliated, at value	17,449	48,860	381	106,882	11,542	2,583	4,434
Forward foreign currency contracts	—	—	—	—	48	33	—
Variation margin on futures/futures options contracts	—	—	—	320	—	—	2
Cash	10,720	291	118	2,392	9	—	126
Foreign currency	—	—	—	3	296	123	—
Receivable from:
Investment securities sold	9,028	2,788	3,875	151,626	142	79	—
Fund shares sold	360	788	182	1,160	70	70	247
Dividends and interest	1,841	27,956	301	12,128	249	2,206	533
Deposits with brokers and counterparties	—	—	—	2,736	—	—	—
Other assets	2	804	1	2	—	—	—
Total assets	1,088,125	1,916,594	424,161	2,253,371	202,842	272,338	418,510
Liabilities
Forward foreign currency contracts	—	—	—	—	—	16	—
Variation margin on futures/futures options contracts	—	—	—	206	14	6	—
Payable for:
Investment securities purchased	12,889	4,957	3,799	251,814	320	—	—
Deposits from counterparties	—	—	—	340	—	—	—
Return of securities loaned	—	6,607	—	734	8,205	1,277	3,975
Fund shares redeemed	663	617	434	828	137	64	218
Advisory fees	429	538	209	627	32	44	62
Administrative fees	136	160	36	167	24	34	52
12b-1 fees (Class A)	70	92	27	54	12	18	27
Board of trustee fees	62	128	22	73	8	13	30
Other expenses	20	4	1	4	16	23	34
Total liabilities	14,269	13,103	4,528	254,847	8,768	1,495	4,398
Net assets	$1,073,856	$1,903,491	$419,633	$1,998,524	$194,074	$270,843	$414,112
Net assets consist of:
Paid-in capital(a)	$1,088,786	$1,805,445	$386,064	$1,894,179	$187,238	$356,054	$358,812
Total distributable earnings (loss)(a)	(14,930)	98,046	33,569	104,345	6,836	(85,211)	55,300
Net assets	$1,073,856	$1,903,491	$419,633	$1,998,524	$194,074	$270,843	$414,112
Net assets - Class A	$1,068,399	$1,412,152	$400,986	$821,727	$193,124	$270,306	$411,422
Shares outstanding - Class A	97,226	96,666	32,693	58,939	14,715	23,988	61,586
Net asset value per share - Class A	$10.99	$14.61	$12.27	$13.94	$13.12	$11.27	$6.68
Net assets - Class I	$5,457	$491,339	$18,647	$1,176,797	$950	$537	$2,690
Shares outstanding - Class I	493	28,534	1,464	84,109	71	47	412
Net asset value per share - Class I	$11.07	$17.22	$12.73	$13.99	$13.34	$11.38	$6.53
Investments - unaffiliated, at cost	$1,063,669	$1,737,063	$385,734	$1,872,003	$183,750	$264,037	$357,865
Investments - affiliated, at cost	17,449	48,860	381	106,882	11,542	2,576	4,434
Foreign currency cost	—	—	—	3	294	123	—
Securities on loan included in
Investments - unaffiliated, at value	—	6,660	—	719	11,063	1,801	6,045

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Assets
Investments - unaffiliated, at value	$2,562,775	$490,260	$7,666,372	$12,302,004	$6,488,452	$1,770,385	$651,720
Investments - affiliated, at value	26,299	22,253	1,459,189	40,485	206,947	37,253	56,675
Variation margin on futures/futures options contracts	94	4	—	—	—	34	—
Cash	555	2,852	9,875	1,109	1,486	1,239	1,305
Foreign currency	—	51	—	—	—	—	—
Receivable from:
Investment securities sold	—	4,302	1,157	7,999	13,365	4	3,277
Fund shares sold	194	111	17,082	5,774	2,264	2,024	95
Dividends and interest	2,543	1,479	12,684	1,270	1,383	7,587	9,269
Other assets	4	1	11	4,187	10	2	1
Total assets	2,592,464	521,313	9,166,370	12,362,828	6,713,907	1,818,528	722,342
Liabilities
Written options, at value	—	—	90,817	—	—	—	—
Variation margin on futures/futures options contracts	—	1	—	—	—	81	—
Deferred foreign capital gains tax liability	—	26	—	—	—	—	—
Payable to affiliates	—	40	—	—	—	—	—
Payable for:
Investment securities purchased	—	16,376	43,761	420	3,192	29,115	18,960
Return of securities loaned	13,818	1,871	5,933	—	13,648	4,606	14,749
Fund shares redeemed	3,290	32	4,620	7,989	4,485	2,559	26
Advisory fees	375	231	3,905	4,429	3,285	456	292
Administrative fees	325	63	1,022	952	529	150	84
12b-1 fees (Class A)	167	33	543	615	420	98	10
Board of trustee fees	349	38	219	469	281	106	23
Chief compliance officer fees	—	—	1	1	1	—	—
Other expenses	250	6	16	23	13	4	2
Total liabilities	18,574	18,717	150,837	14,898	25,854	37,175	34,146
Net assets	$2,573,890	$502,596	$9,015,533	$12,347,930	$6,688,053	$1,781,353	$688,196
Net assets consist of:
Paid-in capital(a)	$2,179,526	$414,495	$7,685,226	$6,678,316	$4,199,754	$1,747,126	$653,792
Total distributable earnings (loss)(a)	394,364	88,101	1,330,307	5,669,614	2,488,299	34,227	34,404
Net assets	$2,573,890	$502,596	$9,015,533	$12,347,930	$6,688,053	$1,781,353	$688,196
Net assets - Class A	$2,556,362	$501,928	$8,392,371	$9,439,629	$6,403,871	$1,489,869	$147,993
Shares outstanding - Class A	162,979	32,929	414,766	138,185	92,402	140,931	12,979
Net asset value per share - Class A	$15.69	$15.24	$20.23	$68.31	$69.30	$10.57	$11.40
Net assets - Class I	$17,528	$668	$623,162	$2,908,301	$284,182	$291,484	$540,203
Shares outstanding - Class I	1,112	43	30,546	40,904	3,884	27,133	47,519
Net asset value per share - Class I	$15.77	$15.38	$20.40	$71.10	$73.17	$10.74	$11.37
Investments - unaffiliated, at cost	$2,168,675	$402,178	$6,294,900	$6,632,391	$4,000,152	$1,736,282	$617,316
Investments - affiliated, at cost	26,299	22,253	1,459,253	40,485	206,947	37,253	56,675
Foreign currency cost	—	50	—	—	—	—	—
Premiums from written options	—	—	49,763	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	14,029	2,194	5,805	—	12,462	4,506	14,506

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2020

	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$4,605,220	$2,117,580	$88,140	$9,027,266	$2,033,867	$1,519,300
Investments - affiliated, at value	11,574	60,449	2,593	650,687	—	29,008
Repurchase agreements, at value	—	—	—	—	119,000	—
Purchased options, at value	—	—	329	—	—	—
Forward foreign currency contracts	—	—	76	—	—	—
OTC swap agreements	—	—	10,368	—	—	—
OTC swap premiums paid	—	—	1	—	—	—
Cash	2,464	1	—	473	299,817	75
Cash collateral segregated for short sales	—	—	5,057	—	—	—
Receivable from:
Investment securities sold	12,806	—	614	107,984	—	—
Fund shares sold	2,862	1,558	322	2,511	8,858	785
Dividends and interest	3,691	2,327	128	16,998	139	1,624
Adviser	—	—	—	—	247	—
Deposits with brokers and counterparties	—	—	27,600	—	—	—
Other assets	7	3	—	14	—	2
Total assets	4,638,624	2,181,918	135,228	9,805,933	2,461,928	1,550,794
Liabilities
Cash overdraft	—	—	74	—	—	—
Foreign currency overdraft	—	—	73	—	—	—
Securities sold short, at value	—	—	5,576	—	—	—
Forward sales commitments, at value	—	—	—	53,341	—	—
Written options, at value	—	—	3,947	—	—	—
Forward foreign currency contracts	—	—	622	—	—	—
Variation margin on futures/futures options contracts	—	—	—	51	—	—
OTC swap agreements	—	—	7,120	—	—	—
Payable to affiliates	—	—	—	20	—	—
Payable for:
Investment securities purchased	9,986	1,212	716	502,032	23,995	—
Deposits from counterparties	—	—	—	255	—	—
Return of securities loaned	—	—	—	35,907	—	11,721
Dividends/interest on securities sold short	—	—	44	—	—	—
Interest expense and brokerage charges	—	—	6	—	—	—
Fund shares redeemed	3,642	1,970	579	8,491	3,142	1,091
Advisory fees	1,808	1,194	105	2,444	319	485
Administrative fees	373	271	10	720	205	129
12b-1 fees (Class A)	150	27	3	596	156	48
Board of trustee fees	225	58	7	370	98	104
Chief compliance officer fees	1	—	—	1	—	—
Other expenses	8	4	—	16	2	2
Total liabilities	16,193	4,736	18,882	604,244	27,917	13,580
Net assets	$4,622,431	$2,177,182	$116,346	$9,201,689	$2,434,011	$1,537,214
Net assets consist of:
Paid-in capital(a)	$3,682,958	$1,097,202	$120,669	$7,289,373	$2,434,091	$1,243,676
Total distributable earnings (loss)(a)	939,473	1,079,980	(4,323)	1,912,316	(80)	293,538
Net assets	$4,622,431	$2,177,182	$116,346	$9,201,689	$2,434,011	$1,537,214
Net assets - Class A	$2,315,487	$415,047	$40,814	$9,149,544	$2,389,749	$742,657
Shares outstanding - Class A	121,095	19,133	3,455	318,282	2,389,815	30,826
Net asset value per share - Class A	$19.12	$21.69	$11.81	$28.75	$1.00	$24.09
Net assets - Class I	$2,306,944	$1,762,135	$75,532	$52,145	$44,262	$794,557
Shares outstanding - Class I	114,512	80,965	6,400	1,745	44,278	31,828
Net asset value per share - Class I	$20.15	$21.76	$11.80	$29.88	$1.00	$24.96
Investments - unaffiliated, at cost	$3,665,756	$1,217,440	$93,324	$7,114,790	$2,033,867	$1,225,806
Investments - affiliated, at cost	11,574	60,449	2,593	650,687	—	29,008
Repurchase agreements, at cost	—	—	—	—	119,000	—
Purchased options, at cost	—	—	932	—	—	—
Proceeds from securities sold short	—	—	5,498	—	—	—
Proceeds from forward sales commitments	—	—	—	53,207	—	—
Premiums from written options	—	—	2,788	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	—	34,510	—	11,659

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$34,800	$58,905	$4,734	$6,900	$3,592	$1,416	$11,748
Foreign taxes withheld	3	—	—	—	—	—	—
Total investment income	34,803	58,905	4,734	6,900	3,592	1,416	11,748

Expenses
Advisory fees	8,753	16,929	766	2,873	3,611	4,581	11,775
Administrative fees	1,701	2,970	146	479	556	705	1,879
12b-1 fees (Class A)	5,017	8,916	427	1,428	1,637	2,098	5,545
Legal fees	10	17	1	3	3	4	12
Board of trustee fees	47	69	5	11	18	19	76
Chief compliance officer fees	2	4	—	1	1	1	2
Other expenses	22	41	2	6	6	10	22
Total expenses	15,552	28,946	1,347	4,801	5,832	7,418	19,311
Expense waiver	(5,102)	(11,357)	(407)	(2,129)	(2,778)	(3,524)	(8,457)
Net expenses	10,450	17,589	940	2,672	3,054	3,894	10,854
Net investment income (loss)	24,353	41,316	3,794	4,228	538	(2,478)	894

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	(3,467)	33,629	(1,402)	(420)	3,475	(3,490)	25,131
Distributions from affiliated investment
companies	7,472	35,782	—	7,853	14,606	42,220	41,640
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	186,003	135,068	5,009	30,529	144,370	157,967	842,545
Net realized and unrealized gain (loss)	190,008	204,479	3,607	37,962	162,451	196,697	909,316
Change in net assets from operations	$214,361	$245,795	$7,401	$42,190	$162,989	$194,219	$910,210
(a) Affiliated income	$34,800	$58,905	$4,734	$6,900	$3,592	$1,416	$11,748

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/Vanguard Capital Growth Fund(b)	JNL/Vanguard Equity Income Fund(b)	JNL/Vanguard International Fund(b)	JNL/Vanguard Small Company Growth Fund(b)
Investment income
Dividends received from master fund (a)	$122,086	$15,141	$3,337	$5,920	$10,479	$8,702	$1,553
Total investment income	122,086	15,141	3,337	5,920	10,479	8,702	1,553

Expenses
Advisory fees	41,296	12,316	12,985	2,141	2,228	5,383	1,380
Administrative fees	6,637	1,688	1,387	408	424	798	221
12b-1 fees (Class A)	22,449	5,032	4,117	1,194	1,237	2,343	648
Legal fees	43	10	8	2	2	5	1
Board of trustee fees	186	40	35	11	13	30	5
Chief compliance officer fees	10	2	2	—	1	1	—
Other expenses	102	23	19	5	5	10	3
Total expenses	70,723	19,111	18,553	3,761	3,910	8,570	2,258
Expense waiver	(22,639)	(8,440)	(9,228)	(1,371)	(1,454)	(3,872)	(773)
Net expenses	48,084	10,671	9,325	2,390	2,456	4,698	1,485
Net investment income (loss)	74,002	4,470	(5,988)	3,530	8,023	4,004	68

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	100,346	(22,644)	14,633	1,374	(3,862)	(6,223)	(25,100)
Distributions from affiliated investment
companies	196,069	—	14,706	12,604	13,079	15,906	22,441
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	601,488	230,416	277,635	48,841	13,183	381,258	36,795
Net realized and unrealized gain (loss)	897,903	207,772	306,974	62,819	22,400	390,941	34,136
Change in net assets from operations	$971,905	$212,242	$300,986	$66,349	$30,423	$394,945	$34,204
(a) Affiliated income	$122,086	$15,141	$3,337	$5,920	$10,479	$8,702	$1,553

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Investment income
Dividends (a)	$12,324	$589	$16,192	$8,183	$23,075	$43,287	$43,678
Total investment income	12,324	589	16,192	8,183	23,075	43,287	43,678

Expenses
Advisory fees	1,384	753	2,037	1,816	3,280	5,319	4,546
Administrative fees	708	315	1,117	979	1,873	4,336	3,682
12b-1 fees (Class A)	4,226	1,879	6,667	5,842	11,556	8,638	7,314
Legal fees	8	30	13	11	22	17	14
Board of trustee fees	35	40	53	196	241	78	63
Chief compliance officer fees	2	1	3	3	5	4	3
Other expenses	19	11	31	19	43	38	33
Total expenses	6,382	3,029	9,921	8,866	17,020	18,430	15,655
Net investment income (loss)	5,942	(2,440)	6,271	(683)	6,055	24,857	28,023

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	—	31,750	28,159
Investments - affiliated	(6,389)	13,622	15,535	28,150	30,312	4,836	1,045
Distributions from unaffiliated
investment companies	—	—	—	—	—	54,686	55,820
Distributions from affiliated investment
companies	12,883	1,194	16,825	12,121	24,385	8,138	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	—	378,111	292,524
Investments - affiliated	215,095	48,086	286,761	396,112	792,636	77,207	2,561
Net realized and unrealized gain (loss)	221,589	62,902	319,121	436,383	847,333	554,728	380,109
Change in net assets from operations	$227,531	$60,462	$325,392	$435,700	$853,388	$579,585	$408,132
(a) Affiliated income	$12,324	$589	$16,192	$8,183	$23,075	$3,467	$6,846

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Investment income
Dividends (a)	$3,634	$3,145	$—	$5,362	$3,990	$8,280	$6,242
Total investment income	3,634	3,145	—	5,362	3,990	8,280	6,242

Expenses
Advisory fees	436	358	—	2,048	1,210	4,249	2,461
Administrative fees	327	268	2,519	1,124	600	2,467	1,382
12b-1 fees (Class A)	637	520	15,755	6,709	3,593	15,418	8,277
Legal fees	1	1	29	13	7	29	15
Board of trustee fees	6	5	108	55	27	122	62
Chief compliance officer fees	—	—	7	3	1	7	4
Other expenses	4	2	77	30	16	70	41
Total expenses	1,411	1,154	18,495	9,982	5,454	22,362	12,242
Expense waiver	(221)	(164)	—	—	—	—	—
Net expenses	1,190	990	18,495	9,982	5,454	22,362	12,242
Net investment income (loss)	2,444	2,155	(18,495)	(4,620)	(1,464)	(14,082)	(6,000)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	56	1,079	—	—	—	—	—
Investments - affiliated	(47)	(124)	6,308	67,787	19,195	176,568	66,540
Distributions from unaffiliated
investment companies	2,299	1,602	—	—	—	—	—
Distributions from affiliated investment
companies	31	20	—	4,132	663	7,078	2,663
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	18,294	13,157	—	—	—	—	—
Investments - affiliated	3,429	2,184	125,065	365,840	80,100	723,370	255,468
Net realized and unrealized gain (loss)	24,062	17,918	131,373	437,759	99,958	907,016	324,671
Change in net assets from operations	$26,506	$20,073	$112,878	$433,139	$98,494	$892,934	$318,671
(a) Affiliated income	$254	$162	$—	$5,362	$3,990	$8,280	$6,242

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon Index 5 Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund
Investment income
Dividends (a)	$7,281	$8,431	$2,567	$8,521	$11,444	$4,528	$3,407
Securities lending (a)	—	—	—	—	—	441	291
Total investment income	7,281	8,431	2,567	8,521	11,444	4,969	3,698

Expenses
Advisory fees	4,420	—	326	702	1,311	499	333
Administrative fees	2,575	586	245	526	656	374	249
12b-1 fees (Class A)	16,147	3,512	476	1,028	1,917	738	489
Legal fees	30	7	1	2	4	2	1
Board of trustee fees	124	26	5	10	20	6	4
Chief compliance officer fees	7	1	—	1	1	—	—
Other expenses	69	17	2	4	8	6	3
Total expenses	23,372	4,149	1,055	2,273	3,917	1,625	1,079
Expense waiver	—	—	(117)	(146)	(298)	—	—
Net expenses	23,372	4,149	938	2,127	3,619	1,625	1,079
Net investment income (loss)	(16,091)	4,282	1,629	6,394	7,825	3,344	2,619

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	2,179	(4,182)	6,029	7,108	2,600
Investments - affiliated	125,202	12,351	—	—	—	—	—
Distributions from unaffiliated
investment companies	—	—	746	—	—	—	—
Distributions from affiliated investment
companies	6,414	2,424	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	3,532	45,627	127,701	21,762	10,512
Investments - affiliated	657,309	99,865	—	—	—	—	—
Net realized and unrealized gain (loss)	788,925	114,640	6,457	41,445	133,730	28,870	13,112
Change in net assets from operations	$772,834	$118,922	$8,086	$47,839	$141,555	$32,214	$15,731
(a) Affiliated income	$7,281	$8,431	$—	$—	$—	$448	$296

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Investment income
Dividends (a)	$5,577	$10,560	$8,331	$10,230	$13,411	$28,312	$4,930
Foreign taxes withheld	—	—	—	—	(568)	(3,001)	(378)
Interest	—	—	—	—	26,688	—	—
Securities lending (a)	391	167	168	228	7	103	206
Total investment income	5,968	10,727	8,499	10,458	39,538	25,414	4,758

Expenses
Advisory fees	577	1,016	757	955	12,876	9,382	1,949
Administrative fees	433	762	568	717	2,165	1,851	390
12b-1 fees (Class A)	852	1,454	1,097	1,384	412	2,119	11
Legal fees	2	3	2	3	6	6	1
Board of trustee fees	6	16	11	14	29	123	5
Chief compliance officer fees	—	1	1	1	1	2	—
Dividends/interest on securities sold short	—	—	—	—	2,046	—	—
Net short holdings borrowing fees	—	—	—	—	2,175	—	—
Interest expense	—	—	—	—	104	—	—
Other expenses	5	6	5	6	62	105	17
Total expenses	1,875	3,258	2,441	3,080	19,876	13,588	2,373
Expense waiver	—	(83)	(69)	(85)	(49)	—	—
Net expenses	1,875	3,175	2,372	2,995	19,827	13,588	2,373
Net investment income (loss)	4,093	7,552	6,127	7,463	19,711	11,826	2,385

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	6,250	3,152	2,908	2,987	53,601	(11,630)	31,379
Distributions from unaffiliated
investment companies	—	—	413	327	—	—	—
Securities sold short	—	—	—	—	(37,209)	—	—
Brokerage commissions recaptured	—	—	—	—	12	4	—
Purchased options	—	—	—	—	(3,841)	—	—
Written options	—	—	—	—	11,318	—	—
Foreign currency	—	—	—	—	(1,226)	(1,865)	(213)
Forward foreign currency contracts	—	—	—	—	(2,082)	(12)	69
Futures/futures options contracts	—	—	—	—	10,290	—	—
Swap agreements	—	—	—	—	(16,509)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	20,498	76,764	31,109	53,827	73,624	425,609	42,280
Investment securities sold short	—	—	—	—	(38,136)	—	—
Purchased options	—	—	—	—	159	—	—
Written options	—	—	—	—	(480)	—	—
Foreign currency	—	—	—	—	24	(277)	5
Forward foreign currency contracts	—	—	—	—	(671)	—	—
Futures/futures options contracts	—	—	—	—	(1,436)	—	—
Swap agreements	—	—	—	—	774	—	—
Net realized and unrealized gain (loss)	26,748	79,916	34,430	57,141	48,212	411,829	73,520
Change in net assets from operations	$30,841	$87,468	$40,557	$64,604	$67,923	$423,655	$75,905
(a) Affiliated income	$400	$171	$172	$233	$750	$118	$227

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund
Investment income
Dividends (a)	$15,754	$6,914	$11,608	$2,066	$833	$6,294	$155
Foreign taxes withheld	(67)	(30)	(13)	—	—	(6)	—
Interest	—	—	—	1	—	—	358
Securities lending (a)	97	1,432	61	3	2	14	—
Total investment income	15,784	8,316	11,656	2,070	835	6,302	513

Expenses
Advisory fees	7,286	13,807	6,388	231	181	1,956	678
Administrative fees	1,740	2,460	943	115	68	419	124
12b-1 fees (Class A)	632	6,256	1,834	—	132	835	248
Licensing fees paid to third parties	—	—	—	23	—	—	—
Legal fees	7	15	5	1	—	2	1
Board of trustee fees	28	73	23	4	2	6	2
Chief compliance officer fees	1	3	1	—	—	—	—
Dividends/interest on securities sold short	—	—	—	—	—	1,026	—
Net short holdings borrowing fees	—	—	—	—	—	597	—
Other expenses	17	33	14	2	1	4	1
Total expenses	9,711	22,647	9,208	376	384	4,845	1,054
Expense waiver	—	—	—	(249)	—	—	(7)
Net expenses	9,711	22,647	9,208	127	384	4,845	1,047
Net investment income (loss)	6,073	(14,331)	2,448	1,943	451	1,457	(534)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	99,766	382,253	(26,722)	1,332	(224)	17,373	8
Investments - affiliated	—	—	—	(2)	—	—	—
Securities sold short	—	—	—	—	—	(13,380)	—
Brokerage commissions recaptured	111	92	80	—	—	—	—
Foreign currency	(1)	(40)	—	—	—	—	62
Forward foreign currency contracts	1	—	—	—	—	—	(3,546)
Futures/futures options contracts	—	—	—	448	46	531	415
Swap agreements	—	—	—	—	—	—	1,049
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	88,729	647,970	97,618	22,284	6,136	34,291	(20)
Investments - affiliated	—	—	—	(10)	—	—	—
Investment securities sold short	—	—	—	—	—	(12,504)	—
Foreign currency	—	(17)	—	—	—	—	3
Forward foreign currency contracts	—	—	—	—	—	—	730
Futures/futures options contracts	—	—	—	32	60	40	8
Swap agreements	—	—	—	—	—	—	315
Net realized and unrealized gain (loss)	188,606	1,030,258	70,976	24,084	6,018	26,351	(976)
Change in net assets from operations	$194,679	$1,015,927	$73,424	$26,027	$6,469	$27,808	$(1,510)
(a) Affiliated income	$171	$1,700	$234	$12	$7	$26	$5

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Investment income
Dividends (a)	$675	$38,008	$21,673	$20,856	$2,908	$29,544	$10,764
Foreign taxes withheld	(63)	(1,102)	(743)	(217)	(145)	(2,667)	(47)
Interest	1	19,503	—	—	—	—	—
Net prime broker interest income	—	81	—	—	241	—	—
Securities lending (a)	6	593	177	26	4	117	57
Other Income	—	—	—	—	2	—	—
Total investment income	619	57,083	21,107	20,665	3,010	26,994	10,774

Expenses
Advisory fees	152	20,323	3,198	20,158	1,547	6,148	6,273
Administrative fees	41	5,138	869	4,219	211	1,769	1,925
12b-1 fees (Class A)	23	10,230	1,731	10,561	116	1,263	1,123
Legal fees	—	20	3	25	1	6	7
Board of trustee fees	1	89	18	117	—	14	34
Chief compliance officer fees	—	5	1	6	—	2	2
Dividends/interest on securities sold short	—	216	—	—	713	—	—
Other expenses	—	96	29	59	6	19	17
Total expenses	217	36,117	5,849	35,145	2,594	9,221	9,381
Expense waiver	—	(318)	—	—	—	—	—
Net expenses	217	35,799	5,849	35,145	2,594	9,221	9,381
Net investment income (loss)	402	21,284	15,258	(14,480)	416	17,773	1,393

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	503	165,231	(40,439)	362,432	(57,719)	(221,129)	86,264
Investments - affiliated	—	3,207	—	—	—	—	—
Securities sold short	—	2,143	—	—	971	—	—
Brokerage commissions recaptured	—	—	—	—	—	49	1
Purchased options	—	7,158	—	—	—	—	—
Written options	—	31,173	—	—	(409)	—	—
Foreign currency	30	(2,530)	(101)	303	(25)	160	—
Forward foreign currency contracts	1	(7,609)	1	(12)	(61)	31	—
Futures/futures options contracts	95	13,749	—	—	—	—	—
Swap agreements	—	(206)	—	—	3,372	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	2,333	389,716	67,170	1,104,516	(21,843)	219,956	268,758
Investments - affiliated	—	6,508	—	—	—	—	—
Investment securities sold short	—	1,015	—	—	20,581	—	—
Purchased options	—	4,171	—	—	—	—	—
Written options	—	(2,371)	—	—	804	—	—
Foreign currency	(1)	99	8	—	16	256	—
Forward foreign currency contracts	—	1,198	—	—	—	(5)	—
Futures/futures options contracts	7	(8,910)	—	—	—	—	—
Swap agreements	—	(557)	—	—	343	—	—
Net realized and unrealized gain (loss)	2,968	603,185	26,639	1,467,239	(53,970)	(682)	355,023
Change in net assets from operations	$3,370	$624,469	$41,897	$1,452,759	$(53,554)	$17,091	$356,416
(a) Affiliated income	$7	$2,589	$210	$66	$73	$163	$136

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Investment income
Dividends (a)	$2,100	$20,908	$2,338	$242	$45	$516	$306
Foreign taxes withheld	(175)	(5)	(3)	(8)	(1)	—	—
Interest	—	—	—	123,640	31,574	46,042	99,200
Securities lending (a)	39	162	83	76	26	—	5
Total investment income	1,964	21,065	2,418	123,950	31,644	46,558	99,511

Expenses
Advisory fees	383	4,601	858	13,977	4,185	10,590	11,714
Administrative fees	124	1,161	234	3,740	1,015	2,860	2,804
12b-1 fees (Class A)	62	3,294	451	8,074	349	4,104	3,262
Legal fees	—	33	28	23	4	11	16
Board of trustee fees	2	27	5	81	42	46	65
Chief compliance officer fees	—	1	—	5	1	3	4
Other expenses	1	23	4	53	10	26	39
Total expenses	572	9,140	1,580	25,953	5,606	17,640	17,904
Expense waiver	(36)	(31)	(3)	—	—	—	—
Net expenses	536	9,109	1,577	25,953	5,606	17,640	17,904
Net investment income (loss)	1,428	11,956	841	97,997	26,038	28,918	81,607

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	789	96,355	5,118	70,884	(1,776)	(14,790)	8,543
Foreign currency	(19)	—	—	(728)	—	—	—
Forward foreign currency contracts	—	—	—	591	—	—	—
Swap agreements	—	—	—	—	—	201,726	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	9,870	64,873	24,765	19,983	10,757	(11,558)	(7,117)
Foreign currency	1	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	67,232	—
Net realized and unrealized gain (loss)	10,641	161,228	29,883	90,730	8,981	242,610	1,426
Change in net assets from operations	$12,069	$173,184	$30,724	$188,727	$35,019	$271,528	$83,033
(a) Affiliated income	$41	$169	$85	$319	$71	$516	$311

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Goldman Sachs Competitive Advantage Fund
Investment income
Dividends (a)	$167	$23,865	$237	$18,279	$28,573	$10,583	$38,420
Foreign taxes withheld	—	(475)	(237)	(525)	(243)	(1,110)	—
Interest	32,023	—	34,081	7,486	49,323	—	3
Securities lending (a)	36	182	1	24	239	154	200
Total investment income	32,226	23,572	34,082	25,264	77,892	9,627	38,623

Expenses
Advisory fees	4,499	6,642	4,251	6,036	8,650	3,743	5,854
Administrative fees	1,171	1,434	1,064	1,652	1,630	703	2,242
12b-1 fees (Class A)	2,840	1,943	1,706	3,299	4,878	1,399	2,755
Legal fees	7	5	4	6	9	2	12
Board of trustee fees	32	20	14	23	34	5	47
Chief compliance officer fees	2	1	1	1	2	1	3
Other expenses	15	16	44	36	24	30	39
Total expenses	8,566	10,061	7,084	11,053	15,227	5,883	10,952
Expense waiver	—	—	—	(107)	—	—	—
Net expenses	8,566	10,061	7,084	10,946	15,227	5,883	10,952
Net investment income (loss)	23,660	13,511	26,998	14,318	62,665	3,744	27,671

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	15,366	18,101	(76,762)	(14,176)	(136,131)	(50,346)	279,045
Investments - affiliated	—	—	—	(5,183)	—	—	—
Brokerage commissions recaptured	—	—	—	19	51	3	—
Purchased options	558	—	—	—	—	—	—
Written options	(135)	—	—	11	225	—	—
Foreign currency	—	181	(8,482)	(81)	(4)	(10)	—
Forward foreign currency contracts	—	27	(2,295)	(8)	—	—	—
Futures/futures options contracts	(384)	—	—	3,560	—	—	(6,848)
Swap agreements	(167)	—	(62,626)	24	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	53,688	(37,279)	34,421	113,203	63,096	15,928	40,970
Investments - affiliated	—	—	—	1,437	—	—	—
Purchased options	78	—	—	—	—	—	—
Written options	(15)	—	—	—	—	—	—
Foreign currency	—	(7)	201	2	97	60	—
Forward foreign currency contracts	—	—	6,318	—	—	1	—
Futures/futures options contracts	(32)	—	—	236	—	—	822
Swap agreements	(39)	—	18,158	—	—	—	—
Net realized and unrealized gain (loss)	68,918	(18,977)	(91,067)	99,044	(72,666)	(34,364)	313,989
Change in net assets from operations	$92,578	$(5,466)	$(64,069)	$113,362	$(10,001)	$(30,620)	$341,660
(a) Affiliated income	$163	$209	$239	$1,753	$528	$197	$221

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Goldman Sachs International 5 Fund	JNL/Goldman Sachs Intrinsic Value Fund	JNL/Goldman Sachs Total Yield Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Investment income
Dividends (a)	$162,724	$1,816	$47,823	$43,358	$8,425	$10,072	$4,430
Foreign taxes withheld	—	(123)	—	—	(1,200)	(754)	—
Interest	7	—	4	3	—	—	—
Securities lending (a)	1,454	15	621	679	9	1	6
Total investment income	164,185	1,708	48,448	44,040	7,234	9,319	4,436

Expenses
Advisory fees	10,726	166	5,048	4,392	5,891	4,769	1,171
Administrative fees	4,117	83	1,919	1,657	982	1,046	270
12b-1 fees (Class A)	8,727	162	1,804	1,024	357	1,102	92
Legal fees	23	—	11	9	4	4	1
Board of trustee fees	84	1	40	35	16	13	4
Chief compliance officer fees	6	—	3	2	1	1	—
Other expenses	64	1	32	26	54	13	4
Total expenses	23,747	413	8,857	7,145	7,305	6,948	1,542
Net investment income (loss)	140,438	1,295	39,591	36,895	(71)	2,371	2,894

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(193,006)	(5,178)	(104,955)	(140,191)	39,476	(20,206)	(15,388)
Brokerage commissions recaptured	—	—	—	—	—	—	28
Foreign currency	—	(15)	—	—	(604)	(36)	—
Forward foreign currency contracts	—	(1)	—	—	(96)	(854)	—
Futures/futures options contracts	(8,172)	130	(8,203)	(3,592)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(209,392)	2,664	54,267	126,834	153,741	76,572	9,121
Foreign currency	—	13	—	—	(62)	160	—
Forward foreign currency contracts	—	—	—	—	—	161	—
Futures/futures options contracts	1,300	4	57	(81)	—	—	—
Net realized and unrealized gain (loss)	(409,270)	(2,383)	(58,834)	(17,030)	192,455	55,797	(6,239)
Change in net assets from operations	$(268,832)	$(1,088)	$(19,243)	$19,865	$192,384	$58,168	$(3,345)
(a) Affiliated income	$1,509	$16	$670	$707	$58	$42	$11

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Growth & Income Fund
Investment income
Dividends (a)	$31,628	$19,032	$27,699	$16,894	$5,758	$8,848	$20,454
Foreign taxes withheld	(620)	(1,197)	(1,073)	(1,182)	—	(473)	(105)
Interest	—	—	—	—	—	10,106	160
Securities lending (a)	33	54	113	30	172	44	5
Total investment income	31,041	17,889	26,739	15,742	5,930	18,525	20,514

Expenses
Advisory fees	5,287	11,877	5,586	5,309	12,075	5,545	4,207
Administrative fees	1,513	3,563	1,399	1,518	1,845	1,417	803
12b-1 fees (Class A)	311	5,063	2,786	2,471	5,495	2,819	1,838
Legal fees	6	12	4	5	11	5	5
Board of trustee fees	26	37	6	7	57	120	35
Chief compliance officer fees	1	3	1	1	3	1	1
Dividends/interest on securities sold short	—	—	—	—	—	65	—
Net short holdings borrowing fees	—	—	—	—	—	45	—
Other expenses	17	60	34	24	28	16	11
Total expenses	7,161	20,615	9,816	9,335	19,514	10,033	6,900
Expense waiver	—	—	—	—	—	(32)	—
Net expenses	7,161	20,615	9,816	9,335	19,514	10,001	6,900
Net investment income (loss)	23,880	(2,726)	16,923	6,407	(13,584)	8,524	13,614

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(8,474)	162,632	(127,371)	26,363	273,981	75,474	(41,477)
Investments - affiliated	—	—	—	—	—	(1,151)	—
Securities sold short	—	—	—	—	—	(2,100)	—
Payments from affiliates	—	—	—	—	—	1,389	—
Brokerage commissions recaptured	—	—	1	1	—	13	—
Purchased options	—	—	—	—	—	(8,739)	—
Written options	—	—	—	—	—	38	—
Foreign currency	(598)	(122)	(54)	(428)	10	(1,065)	(217)
Forward foreign currency contracts	(1,195)	87	14	54	—	(9,101)	1,483
Futures/futures options contracts	—	—	—	—	—	63,851	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	14,272	440,001	(41,723)	104,745	640,439	199,638	117,007
Investments - affiliated	—	—	—	—	—	(509)	—
Investment securities sold short	—	—	—	—	—	(323)	—
Purchased options	—	—	—	—	—	(985)	—
Foreign currency	54	253	2	139	—	(94)	18
Forward foreign currency contracts	(1,252)	(7)	(1)	(5)	—	(1,255)	462
Futures/futures options contracts	—	—	—	—	—	4,662	—
Net realized and unrealized gain (loss)	2,807	602,844	(169,132)	130,869	914,430	319,743	77,276
Change in net assets from operations	$26,687	$600,118	$(152,209)	$137,276	$900,846	$328,267	$90,890
(a) Affiliated income	$368	$102	$148	$143	$271	$161	$98

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund(b)	JNL/Mellon Bond Index Fund
Investment income
Dividends (a)	$7,001	$12,929	$302	$5,505	$5,318	$2	$223
Foreign taxes withheld	(7)	(31)	—	(375)	(372)	—	—
Interest	—	—	40,740	—	—	3,092	27,933
Securities lending (a)	—	434	9	39	4	—	40
Total investment income	6,994	13,332	41,051	5,169	4,950	3,094	28,196

Expenses
Advisory fees	2,019	13,637	5,541	2,007	3,411	468	2,063
Administrative fees	606	2,744	2,026	430	930	200	1,313
12b-1 fees (Class A)	656	7,409	4,515	211	842	186	3,218
Legal fees	2	16	11	2	4	1	7
Board of trustee fees	15	87	61	10	17	9	33
Chief compliance officer fees	1	4	2	—	1	—	2
Net short holdings borrowing fees	57	—	—	—	—	—	—
Other expenses	8	38	23	7	19	1	17
Total expenses	3,364	23,935	12,179	2,667	5,224	865	6,653
Net investment income (loss)	3,630	(10,603)	28,872	2,502	(274)	2,229	21,543

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	39,953	421,534	3,839	1,814	51,140	594	18,906
Brokerage commissions recaptured	7	57	—	—	21	—	—
Purchased options	(15,484)	—	—	—	—	—	—
Written options	(39,311)	—	—	—	—	—	—
Foreign currency	—	—	—	(127)	3	—	—
Forward foreign currency contracts	—	—	—	28	(21)	—	—
Futures/futures options contracts	2,391	—	—	—	—	(29)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	68,474	754,839	73,158	58,284	212,496	4,893	44,520
Purchased options	(3)	—	—	—	—	—	—
Written options	30	—	—	—	—	—	—
Foreign currency	—	—	—	29	127	—	—
Forward foreign currency contracts	—	—	—	(2)	(1)	—	—
Futures/futures options contracts	11	—	—	—	—	16	—
Net realized and unrealized gain (loss)	56,068	1,176,430	76,997	60,026	263,765	5,474	63,426
Change in net assets from operations	$59,698	$1,165,827	$105,869	$62,528	$263,491	$7,703	$84,969
(a) Affiliated income	$15	$611	$311	$76	$14	$2	$263

(b)	Period from commencement of operations April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund
Investment income
Dividends (a)	$1,931	$11,652	$5,815	$23,156	$23,359	$42,469	$6,702
Foreign taxes withheld	—	—	—	—	(2,509)	—	(3)
Interest	—	1	—	2	1	2	—
Securities lending (a)	23	226	7	1	288	176	7
Total investment income	1,954	11,879	5,822	23,159	21,139	42,647	6,706

Expenses
Advisory fees	386	2,450	401	1,854	2,654	1,463	1,181
Administrative fees	284	2,056	297	1,530	1,521	1,188	394
12b-1 fees (Class A)	561	4,089	587	3,027	3,013	2,367	577
Licensing fees paid to third parties	16	111	16	182	182	64	—
Legal fees	1	8	1	6	5	4	1
Board of trustee fees	6	41	5	26	15	16	1
Chief compliance officer fees	—	2	—	1	1	1	1
Other expenses	3	22	7	15	72	14	5
Total expenses	1,257	8,779	1,314	6,641	7,463	5,117	2,160
Expense waiver	(1)	(4)	(1)	(6)	(4)	(2)	—
Net expenses	1,256	8,775	1,313	6,635	7,459	5,115	2,160
Net investment income (loss)	698	3,104	4,509	16,524	13,680	37,532	4,546

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	4,278	66,052	7,983	93,830	18,219	(159,280)	(70,890)
Investments - affiliated	—	—	—	(80)	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	43
Foreign currency	—	—	—	—	(269)	—	1
Forward foreign currency contracts	—	—	—	—	(96)	—	—
Futures/futures options contracts	379	1,304	244	(592)	3,127	(337)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	42,899	470,303	15,530	2,858	113,689	(201,326)	(24,297)
Foreign currency	—	—	—	—	(206)	—	6
Futures/futures options contracts	1	217	22	220	328	(241)	—
Net realized and unrealized gain (loss)	47,557	537,876	23,779	96,236	134,792	(361,184)	(95,137)
Change in net assets from operations	$48,255	$540,980	$28,288	$112,760	$148,472	$(323,652)	$(90,591)
(a) Affiliated income	$25	$234	$12	$24	$317	$185	$29

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
Investment income
Dividends (a)	$27,406	$50,672	$1,198	$41,737	$39,937	$824	$1,593
Foreign taxes withheld	(6)	—	—	(8)	(2,530)	—	—
Interest	2	2	—	5	—	—	—
Securities lending (a)	37	823	4	166	293	5	4
Total investment income	27,439	51,497	1,202	41,900	37,700	829	1,597

Expenses
Advisory fees	1,873	5,787	165	6,818	2,513	90	237
Administrative fees	1,547	4,958	108	5,797	2,345	57	142
12b-1 fees (Class A)	3,073	10,014	211	11,890	3,931	112	277
Licensing fees paid to third parties	84	273	6	325	278	3	47
Legal fees	6	19	—	23	7	—	—
Board of trustee fees	20	83	3	117	6	3	4
Chief compliance officer fees	1	4	—	5	2	—	—
Other expenses	19	48	2	63	23	1	1
Total expenses	6,623	21,186	495	25,038	9,105	266	708
Expense waiver	(3)	(9)	(1)	(18)	—	—	(1)
Net expenses	6,620	21,177	494	25,020	9,105	266	707
Net investment income (loss)	20,819	30,320	708	16,880	28,595	563	890

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	40,650	117,305	1,092	332,151	(434)	745	1,465
Investments - affiliated	(191)	—	—	—	186	—	(7)
Foreign currency	—	—	—	—	462	—	—
Forward foreign currency contracts	—	—	—	—	(19)	—	—
Futures/futures options contracts	(130)	3,090	85	9,787	43	34	198
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(122,783)	409,010	10,114	1,206,462	75,394	9,889	19,990
Investments - affiliated	(2,152)	—	—	—	(541)	—	(14)
Foreign currency	—	—	—	—	252	—	—
Forward foreign currency contracts	—	—	—	—	19	—	—
Futures/futures options contracts	174	431	3	520	157	12	17
Net realized and unrealized gain (loss)	(84,432)	529,836	11,294	1,548,920	75,519	10,680	21,649
Change in net assets from operations	$(63,613)	$560,156	$12,002	$1,565,800	$104,114	$11,243	$22,539
(a) Affiliated income	$353	$843	$5	$212	$401	$5	$12

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund
Investment income
Dividends (a)	$6,831	$39,228	$2,955	$45,760	$167,228	$30,854	$10,348
Foreign taxes withheld	(198)	(40)	—	—	—	(41)	—
Interest	—	11	—	5	18	3	—
Securities lending (a)	32	18	17	423	1,006	1,517	7
Total investment income	6,665	39,217	2,972	46,188	168,252	32,333	10,355

Expenses
Advisory fees	644	7,421	256	4,098	9,820	3,184	606
Administrative fees	499	6,296	176	2,900	8,545	2,199	468
12b-1 fees (Class A)	987	12,996	339	7,935	26,750	5,830	925
Licensing fees paid to third parties	69	1,614	10	519	1,832	436	25
Legal fees	1	26	1	17	52	39	2
Board of trustee fees	—	138	1	80	232	55	6
Chief compliance officer fees	—	6	—	4	12	3	—
Other expenses	5	59	10	40	123	32	10
Total expenses	2,205	28,556	793	15,593	47,366	11,778	2,042
Expense waiver	(2)	(25)	(2)	—	—	—	(2)
Net expenses	2,203	28,531	791	15,593	47,366	11,778	2,040
Net investment income (loss)	4,462	10,686	2,181	30,595	120,886	20,555	8,315

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	2,561	357,422	3,888	72,775	331,738	55,988	9,264
Investments - affiliated	(31)	—	—	—	228	—	—
Foreign currency	16	—	—	—	—	—	—
Forward foreign currency contracts	35	—	—	—	—	—	—
Futures/futures options contracts	(54)	31,368	84	4,345	21,485	2,094	(271)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	40,760	1,424,035	(18,913)	309,403	1,132,933	166,163	(28,444)
Investments - affiliated	(54)	—	—	—	(2,549)	—	—
Foreign currency	15	—	—	—	—	—	—
Forward foreign currency contracts	(9)	—	—	—	—	—	—
Futures/futures options contracts	2	1,384	(5)	85	2,029	468	17
Net realized and unrealized gain (loss)	43,241	1,814,209	(14,946)	386,608	1,485,864	224,713	(19,434)
Change in net assets from operations	$47,703	$1,824,895	$(12,765)	$417,203	$1,606,750	$245,268	$(11,119)
(a) Affiliated income	$56	$179	$21	$485	$1,576	$1,543	$14

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Investment income
Dividends (a)	$29,225	$16,844	$37	$41	$72	$19	$37
Foreign taxes withheld	(37)	—	—	—	(35)	(15)	(8)
Interest	—	1	519	30,029	55,957	48,228	24,019
Securities lending (a)	157	32	—	48	22	55	3
Total investment income	29,345	16,877	556	30,118	56,016	48,287	24,051

Expenses
Advisory fees	7,663	1,525	165	3,911	7,693	5,288	5,454
Administrative fees	1,391	1,144	55	1,221	2,398	1,596	1,414
12b-1 fees (Class A)	3,978	585	36	1,880	2,191	1,777	3,278
Licensing fees paid to third parties	—	862	—	—	—	—	—
Legal fees	8	4	—	10	9	9	8
Board of trustee fees	50	21	—	17	64	50	33
Chief compliance officer fees	2	1	—	1	2	2	2
Interest expense	—	—	—	—	8	19	2,270
Other expenses	18	11	6	17	34	22	21
Total expenses	13,110	4,153	262	7,057	12,399	8,763	12,480
Net investment income (loss)	16,235	12,724	294	23,061	43,617	39,524	11,571

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,861)	78,691	(3,404)	35,776	8,824	31,551	129,678
Payments from affiliates	—	503	—	—	—	—	—
Brokerage commissions recaptured	60	—	—	—	—	—	—
Purchased options	—	—	—	—	(20)	365	4,431
Written options	—	—	—	—	1,182	686	(1,932)
Foreign currency	2	—	—	(228)	(458)	274	1,003
Forward foreign currency contracts	—	—	—	(1,169)	(11,516)	(1,148)	(5,953)
Futures/futures options contracts	—	1,046	(24,759)	(20,360)	20,734	10,814	(14,882)
Swap agreements	—	—	—	257	(29,249)	(7,077)	(6,430)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	118,328	30,341	(213)	12,144	40,391	83,026	33,323
Investments - affiliated	—	438	—	—	—	—	—
Investment securities sold short	—	—	—	—	4	—	—
Purchased options	—	—	—	—	(14)	—	754
Written options	—	—	—	—	50	125	(1,508)
Foreign currency	1	—	—	25	105	18	(87)
Forward foreign currency contracts	—	—	—	(629)	(5,048)	(80)	(2,237)
Futures/futures options contracts	—	114	(1,438)	(2,478)	3,421	770	(343)
Swap agreements	—	—	—	961	8,375	(372)	2,498
Net realized and unrealized gain (loss)	116,530	111,133	(29,814)	24,299	36,781	118,952	138,315
Change in net assets from operations	$132,765	$123,857	$(29,520)	$47,360	$80,398	$158,476	$149,886
(a) Affiliated income	$197	$46	$23	$89	$22	$55	$3

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Investment income
Dividends (a)	$681	$1,941	$6,756	$134	$5,361	$7,722	$5,954
Foreign taxes withheld	—	—	(22)	—	(266)	(506)	(2)
Interest	48,930	107,610	—	44,698	1	1	—
Securities lending (a)	—	331	3	9	71	123	244
Total investment income	49,611	109,882	6,737	44,841	5,167	7,340	6,196

Expenses
Advisory fees	5,446	6,235	2,259	6,315	356	484	631
Administrative fees	1,745	1,857	384	1,661	272	378	525
12b-1 fees (Class A)	3,453	4,198	1,103	1,861	542	754	1,046
Licensing fees paid to third parties	—	—	—	—	63	88	123
Legal fees	6	10	2	10	1	1	2
Board of trustee fees	21	39	8	48	1	4	8
Chief compliance officer fees	2	3	1	2	—	—	—
Other expenses	159	27	7	20	9	7	7
Total expenses	10,832	12,369	3,764	9,917	1,244	1,716	2,342
Expense waiver	—	—	—	—	—	—	(1)
Net expenses	10,832	12,369	3,764	9,917	1,244	1,716	2,341
Net investment income (loss)	38,779	97,513	2,973	34,924	3,923	5,624	3,855

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(61,386)	(56,603)	(38,576)	43,752	(411)	(3,868)	(6,910)
Investments - affiliated	—	—	—	—	—	(45)	—
Brokerage commissions recaptured	—	—	15	—	—	—	—
Foreign currency	—	—	—	—	37	71	—
Forward foreign currency contracts	—	—	—	—	107	31	—
Futures/futures options contracts	(687)	(7,597)	—	7,335	225	80	315
Swap agreements	—	—	—	(15)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	3,107	47,224	1,468	65,017	(1,516)	(13,004)	30,456
Investments - affiliated	—	—	—	—	—	(48)	—
Foreign currency	—	—	—	—	(5)	149	—
Forward foreign currency contracts	—	—	—	—	36	13	—
Futures/futures options contracts	(87)	(753)	—	1,716	65	—	(1)
Swap agreements	—	—	—	35	—	—	—
Net realized and unrealized gain (loss)	(59,053)	(17,729)	(37,093)	117,840	(1,462)	(16,621)	23,860
Change in net assets from operations	$(20,274)	$79,784	$(34,120)	$152,764	$2,461	$(10,997)	$27,715
(a) Affiliated income	$207	$432	$7	$143	$79	$141	$247

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Investment income
Dividends (a)	$54,126	$5,303	$69,397	$50,072	$39,032	$76	$881
Foreign taxes withheld	(3)	(214)	(316)	(350)	(102)	—	(1)
Interest	2	4,572	59,970	—	—	37,974	32,581
Securities lending (a)	363	29	196	1,590	185	35	51
Total investment income	54,488	9,690	129,247	51,312	39,115	38,085	33,512

Expenses
Advisory fees	4,159	2,499	37,795	45,788	34,607	4,884	2,822
Administrative fees	3,603	681	9,947	9,849	5,577	1,596	800
12b-1 fees (Class A)	7,158	1,362	19,969	23,866	16,709	4,052	389
Licensing fees paid to third parties	950	—	—	—	—	—	—
Legal fees	13	3	42	60	33	9	3
Board of trustee fees	44	10	208	273	142	42	14
Chief compliance officer fees	3	1	10	14	8	2	1
Other expenses	35	13	88	144	82	20	8
Total expenses	15,965	4,569	68,059	79,994	57,158	10,605	4,037
Expense waiver	—	—	(4)	—	(124)	—	—
Net expenses	15,965	4,569	68,055	79,994	57,034	10,605	4,037
Net investment income (loss)	38,523	5,121	61,192	(28,682)	(17,919)	27,480	29,475

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	17,140	7,508	622,883	1,003,806	550,048	7,355	(21,908)
Written options	—	—	(3,648)	—	—	—	—
Foreign currency	—	(17)	22	47	2	—	(2)
Forward foreign currency contracts	—	(19)	9	(62)	—	—	—
Futures/futures options contracts	3,933	(11,563)	—	—	—	3,964	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	146,761	48,891	642,575	2,487,952	727,073	23,484	28,048
Investments - affiliated	—	—	(24)	—	—	—	—
Written options	—	—	(16,885)	—	—	—	—
Foreign currency	—	11	(44)	(1)	—	—	—
Futures/futures options contracts	217	(1,432)	—	—	—	17	—
Net realized and unrealized gain (loss)	168,051	43,379	1,244,888	3,491,742	1,277,123	34,820	6,138
Change in net assets from operations	$206,574	$48,500	$1,306,080	$3,463,060	$1,259,204	$62,300	$35,613
(a) Affiliated income	$374	$209	$5,539	$1,854	$1,464	$111	$189

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2020

	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$84,710	$16,448	$5,800	$120,969	$—	$34,956
Foreign taxes withheld	(680)	(1,267)	(15)	(1,428)	—	(135)
Interest	206	—	1,336	71,009	8,003	—
Securities lending (a)	131	49	—	200	—	28
Total investment income	84,367	15,230	7,121	190,750	8,003	34,849

Expenses
Advisory fees	19,168	12,022	1,897	27,000	3,389	5,192
Administrative fees	3,966	2,716	181	7,953	2,159	1,369
12b-1 fees (Class A)	5,823	904	124	25,382	6,366	2,078
Legal fees	23	10	1	48	12	8
Board of trustee fees	96	49	1	198	38	32
Chief compliance officer fees	5	2	—	11	3	2
Dividends/interest on securities sold short	—	—	241	—	—	—
Net short holdings borrowing fees	—	—	19	—	—	—
Other expenses	59	27	7	115	9	19
Total expenses	29,140	15,730	2,471	60,707	11,976	8,700
Expense waiver	—	—	—	—	(6,875)	—
Net expenses	29,140	15,730	2,471	60,707	5,101	8,700
Net investment income (loss)	55,227	(500)	4,650	130,043	2,902	26,149

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(48,725)	180,427	(16,768)	152,537	6	33,329
Securities sold short	—	—	8,772	—	—	—
Brokerage commissions recaptured	—	10	—	12	—	7
Purchased options	—	—	12,386	—	—	—
Written options	—	—	1,557	—	—	—
Foreign currency	30	(93)	210	(14)	—	29
Forward foreign currency contracts	8	7	(486)	(25)	—	(18)
Futures/futures options contracts	—	—	—	(1,786)	—	—
Swap agreements	—	—	(7,468)	(914)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	412,732	368,783	(16,293)	391,462	—	(33,084)
Investment securities sold short	—	—	400	—	—	—
Purchased options	—	—	(10)	—	—	—
Written options	—	—	(691)	—	—	—
Foreign currency	20	140	—	53	—	35
Forward foreign currency contracts	—	—	(146)	—	—	—
Futures/futures options contracts	—	—	—	63	—	—
Swap agreements	—	—	1,493	—	—	—
Net realized and unrealized gain (loss)	364,065	549,274	(17,044)	541,388	6	298
Change in net assets from operations	$419,292	$548,774	$(12,394)	$671,431	$2,908	$26,447
(a) Affiliated income	$201	$255	$47	$814	$—	$97

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Cash Flows (in thousands)

For the Year Ended December 31, 2020

	JNL Multi-Manager Alternative Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase in net assets from operations	$67,923	$27,808	$149,886
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(1,343,705)	(192,793)	(3,556,546)
Proceeds from sales and maturities of long-term investments	1,357,234	271,802	3,588,385
Net (purchases) sales of short-term investments	128,599	(1,455)	6,029
Proceeds from securities sold short/forward sales commitments	667,866	130,146	9,311
Purchases to cover securities sold short/forward sales commitments	(632,345)	(163,745)	(12,251)
Proceeds from return of capital distributions	-	1,409	-
Decrease (increase) in receivable for investment securities sold	(17,019)	18,389	(110,048)
Increase (decrease) in payable for investment securities purchased	5,890	(15,983)	131,249
Decrease (increase) in receivable for dividends and interest	1,292	37	(764)
Decrease in payable for dividends on securities sold short	(25)	(18)	-
Increase (decrease) in payable for interest expense and brokerage charges	54	(8)	(151)
Increase (decrease) in payable for expenses	(102)	(18)	81
Decrease (increase) in receivable for deposits with brokers and counterparties	(5,802)	(54)	3,620
Increase (decrease) in payable for deposits from counterparties	(188)	-	2,281
Increase in other assets	(4)	-	(2)
Net amortization	1,275	-	8,791
Net inflation compensation	(95)	-	(11,556)
Net increase (decrease) in OTC swap agreements	8,066	-	(4,224)
Net increase (decrease) in variation margin on futures/futures option contracts and swap agreements	(8,141)	558	(16,722)
Loss from currency transactions	(3,283)	-	(5,036)
Change in unrealized appreciation on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(33,858)	(21,827)	(32,400)
Net realized gain on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(14,354)	(4,524)	(105,915)
Net cash flow provided by operating activities	179,278	49,724	44,018
Cash flows used in financing activities
Net redemptions from capital share transactions	(192,026)	(49,917)	50,577
Increase (decrease) in payable for reverse repurchase agreements	27,259	-	(67,276)
Net borrowing from secured financing transactions	-	-	1,898
Net fees from secured borrowing transactions	-	-	(1,874)
Increase in receivable for treasury roll transactions	-	-	(278,511)
Increase in payable for treasury roll transactions	-	-	256,641
Net decrease in cash collateral proceeds from securities lending activity	-	(551)	-
Net cash flow used in financing activities	(164,767)	(50,468)	(38,545)
Net increase (decrease) in cash and cash equivalents	14,511	(744)	5,473
Cash and cash equivalents at beginning of year	25,871	799	4,320
Cash and cash equivalents at end of year	$40,382	$55	9,793

Supplemental disclosure of operating activities:
Short holding borrowing fees during the year	$2,175	$597	$-
Interest expense during the year	104	-	2,270

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$23,287	$55	$5,193
Foreign currency	5,215	-	4,600
Cash collateral segregated for short sales	11,880	-	-
Total cash and cash equivalents presented in the statements of cash flows	$40,382	$55	$9,793

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$24,353	$41,316	$3,794	$4,228	$538	$(2,478)	$894
Net realized gain (loss)	4,005	69,411	(1,402)	7,433	18,081	38,730	66,771
Net change in unrealized appreciation
(depreciation)	186,003	135,068	5,009	30,529	144,370	157,967	842,545
Change in net assets from operations	214,361	245,795	7,401	42,190	162,989	194,219	910,210
Share transactions[1]
Proceeds from the sale of shares
Class A	684,429	457,024	94,829	110,556	322,615	143,643	1,580,357
Class I	17,165	11,607	2,398	2,134	8,116	2,808	32,412
Cost of shares redeemed
Class A	(390,312)	(681,838)	(48,334)	(143,719)	(184,584)	(207,756)	(593,912)
Class I	(8,523)	(5,532)	(1,158)	(1,126)	(3,088)	(1,643)	(16,615)
Change in net assets from
share transactions	302,759	(218,739)	47,735	(32,155)	143,059	(62,948)	1,002,242
Change in net assets	517,120	27,056	55,136	10,035	306,048	131,271	1,912,452
Net assets beginning of year	1,592,632	3,301,539	131,180	499,041	461,372	757,809	1,215,283
Net assets end of year	$2,109,752	$3,328,595	$186,316	$509,076	$767,420	$889,080	$3,127,735

[1]Share transactions
Shares sold
Class A	54,882	20,254	9,062	9,459	17,410	8,691	48,423
Class I	1,345	496	236	179	426	161	969
Shares redeemed
Class A	(32,248)	(30,003)	(4,845)	(12,586)	(10,307)	(12,991)	(18,414)
Class I	(651)	(239)	(111)	(96)	(160)	(101)	(492)
Change in shares
Class A	22,634	(9,749)	4,217	(3,127)	7,103	(4,300)	30,009
Class I	694	257	125	83	266	60	477
Purchases and sales of long term
investments
Purchase of securities	$403,546	$126,230	$68,620	$51,650	$195,331	$72,746	$1,161,650
Proceeds from sales of securities	$68,729	$267,839	$17,056	$71,700	$37,034	$95,909	$116,314

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)
Operations
Net investment income (loss)	$74,002	$4,470	$(5,988)	$3,530	$8,023	$4,004	$68
Net realized gain (loss)	296,415	(22,644)	29,339	13,978	9,217	9,683	(2,659)
Net change in unrealized appreciation
(depreciation)	601,488	230,416	277,635	48,841	13,183	381,258	36,795
Change in net assets from operations	971,905	212,242	300,986	66,349	30,423	394,945	34,204
Share transactions[1]
Proceeds from the sale of shares
Class A	1,506,291	256,162	264,321	152,575	270,541	500,593	23,820
Class I	40,569	5,683	9,568	8,640	10,205	17,355	1,226
Cost of shares redeemed
Class A	(1,683,418)	(460,916)	(384,085)	(154,886)	(112,859)	(263,588)	(102,580)
Class I	(18,140)	(3,602)	(5,168)	(6,680)	(4,805)	(7,560)	(1,959)
Change in net assets from
share transactions	(154,698)	(202,673)	(115,364)	(351)	163,082	246,800	(79,493)
Change in net assets	817,207	9,569	185,622	65,998	193,505	641,745	(45,289)
Net assets beginning of year	7,832,114	1,942,458	1,481,590	413,081	368,890	655,546	283,348
Net assets end of year	$8,649,321	$1,952,027	$1,667,212	$479,079	$562,395	$1,297,291	$238,059

[1]Share transactions
Shares sold
Class A	56,809	18,295	18,783	11,791	24,245	34,659	2,109
Class I	1,474	385	660	685	911	1,233	111
Shares redeemed
Class A	(64,378)	(32,855)	(27,890)	(12,167)	(10,229)	(20,622)	(9,094)
Class I	(668)	(258)	(377)	(527)	(436)	(563)	(172)
Change in shares
Class A	(7,569)	(14,560)	(9,107)	(376)	14,016	14,037	(6,985)
Class I	806	127	283	158	475	670	(61)
Purchases and sales of long term
investments
Purchase of securities	$499,973	$23,059	$47,325	$74,562	$201,188	$339,268	$24,186
Proceeds from sales of securities	$384,266	$221,250	$153,833	$58,748	$16,936	$72,342	$81,187

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$5,942	$(2,440)	$6,271	$(683)	$6,055	$24,857	$28,023
Net realized gain (loss)	6,494	14,816	32,360	40,271	54,697	99,410	85,024
Net change in unrealized appreciation
(depreciation)	215,095	48,086	286,761	396,112	792,636	455,318	295,085
Change in net assets from operations	227,531	60,462	325,392	435,700	853,388	579,585	408,132
Share transactions[1]
Proceeds from the sale of shares
Class A	240,760	533,041	288,406	287,188	403,622	722,835	473,103
Class I	4,463	6,622	4,042	8,133	5,414	17,277	7,500
Proceeds in connection with acquisition
Class A	—	63,705	—	1,821,469	2,196,392	—	—
Class I	—	165	—	1,129	844	—	—
Cost of shares redeemed
Class A	(349,537)	(323,121)	(523,056)	(410,092)	(805,697)	(607,787)	(487,992)
Class I	(3,142)	(4,327)	(3,054)	(3,260)	(3,758)	(7,281)	(5,171)
Change in net assets from
share transactions	(107,456)	276,085	(233,662)	1,704,567	1,796,817	125,044	(12,560)
Change in net assets	120,075	336,547	91,730	2,140,267	2,650,205	704,629	395,572
Net assets beginning of year	1,526,839	465,068	2,428,482	617,868	2,373,076	2,825,190	2,457,239
Net assets end of year	$1,646,914	$801,615	$2,520,212	$2,758,135	$5,023,281	$3,529,819	$2,852,811

[1]Share transactions
Shares sold
Class A	17,428	41,337	19,798	19,913	27,025	37,468	27,266
Class I	295	509	273	563	347	882	440
Shares issued in connection with acquisition
Class A	—	5,209	—	136,644	162,696	—	—
Class I	—	13	—	84	62	—	—
Shares redeemed
Class A	(25,111)	(25,006)	(35,855)	(28,304)	(53,906)	(31,947)	(28,876)
Class I	(224)	(334)	(211)	(215)	(231)	(380)	(327)
Change in shares
Class A	(7,683)	21,540	(16,057)	128,253	135,815	5,521	(1,610)
Class I	71	188	62	432	178	502	113
Purchases and sales of long term
investments
Purchase of securities	$262,530	$578,301	$485,432	$2,297,844 (a)	$3,069,731 (a)	$733,432	$563,285
Proceeds from sales of securities	$351,127	$303,377	$695,963	$539,462	$1,154,997	$520,452	$491,845

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Operations
Net investment income (loss)	$2,444	$2,155	$(18,495)	$(4,620)	$(1,464)	$(14,082)	$(6,000)
Net realized gain (loss)	2,339	2,577	6,308	71,919	19,858	183,646	69,203
Net change in unrealized appreciation
(depreciation)	21,723	15,341	125,065	365,840	80,100	723,370	255,468
Change in net assets from operations	26,506	20,073	112,878	433,139	98,494	892,934	318,671
Distributions to shareholders
From distributable earnings
Class A	(3,090)	(2,529)	—	—	—	—	—
Class I	(94)	(96)	—	—	—	—	—
Total distributions to shareholders	(3,184)	(2,625)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	86,543	66,628	478,423	324,250	294,797	455,796	188,718
Class I	5,646	2,193	8,352	5,173	4,789	7,105	1,703
Reinvestment of distributions
Class A	3,090	2,529	—	—	—	—	—
Class I	94	96	—	—	—	—	—
Cost of shares redeemed
Class A	(72,268)	(40,167)	(1,550,360)	(522,856)	(374,704)	(1,143,745)	(547,548)
Class I	(4,765)	(1,733)	(4,577)	(5,771)	(4,798)	(2,673)	(1,293)
Change in net assets from
share transactions	18,340	29,546	(1,068,162)	(199,204)	(79,916)	(683,517)	(358,420)
Change in net assets	41,662	46,994	(955,284)	233,935	18,578	209,417	(39,749)
Net assets beginning of year	217,555	174,036	6,467,682	2,334,811	1,208,686	5,474,509	2,913,211
Net assets end of year	$259,217	$221,030	$5,512,398	$2,568,746	$1,227,264	$5,683,926	$2,873,462

[1]Share transactions
Shares sold
Class A	8,078	6,020	23,300	12,557	20,409	21,015	11,011
Class I	507	193	392	196	326	296	100
Reinvestment of distributions
Class A	252	208	—	—	—	—	—
Class I	8	8	—	—	—	—	—
Shares redeemed
Class A	(6,684)	(3,709)	(73,411)	(19,996)	(25,901)	(52,270)	(31,835)
Class I	(439)	(156)	(219)	(227)	(344)	(110)	(70)
Change in shares
Class A	1,646	2,519	(50,111)	(7,439)	(5,492)	(31,255)	(20,824)
Class I	76	45	173	(31)	(18)	186	30
Purchases and sales of long term
investments
Purchase of securities	$57,747	$56,506	$15,160	$347,879	$373,250	$937,532	$665,556
Proceeds from sales of securities	$37,789	$25,789	$1,101,887	$547,507	$453,954	$1,627,974	$1,027,300

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon Index 5 Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund
Operations
Net investment income (loss)	$(16,091)	$4,282	$1,629	$6,394	$7,825	$3,344	$2,619
Net realized gain (loss)	131,616	14,775	2,925	(4,182)	6,029	7,108	2,600
Net change in unrealized appreciation
(depreciation)	657,309	99,865	3,532	45,627	127,701	21,762	10,512
Change in net assets from operations	772,834	118,922	8,086	47,839	141,555	32,214	15,731
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(19,802)	(8,957)
Class I	—	—	—	—	—	(352)	(243)
Total distributions to shareholders	—	—	—	—	—	(20,154)	(9,200)
Share transactions[1]
Proceeds from the sale of shares
Class A	389,433	101,392	131,740	158,508	386,106	91,698	82,424
Class I	8,082	1,725	4,236	6,968	11,650	1,861	5,184
Reinvestment of distributions
Class A	—	—	—	—	—	19,802	8,957
Class I	—	—	—	—	—	352	243
Cost of shares redeemed
Class A	(1,110,854)	(323,628)	(79,999)	(101,672)	(224,430)	(90,391)	(63,360)
Class I	(9,477)	(962)	(2,991)	(4,790)	(5,714)	(443)	(2,428)
Change in net assets from
share transactions	(722,816)	(221,473)	52,986	59,014	167,612	22,879	31,020
Change in net assets	50,018	(102,551)	61,072	106,853	309,167	34,939	37,551
Net assets beginning of year	5,746,292	1,372,411	136,149	348,029	585,922	258,669	154,974
Net assets end of year	$5,796,310	$1,269,860	$197,221	$454,882	$895,089	$293,608	$192,525

[1]Share transactions
Shares sold
Class A	19,942	6,635	11,647	16,012	29,513	6,485	6,687
Class I	443	108	374	694	875	124	406
Reinvestment of distributions
Class A	—	—	—	—	—	1,304	700
Class I	—	—	—	—	—	23	19
Shares redeemed
Class A	(56,559)	(21,503)	(7,113)	(10,432)	(17,890)	(6,367)	(5,113)
Class I	(493)	(59)	(266)	(484)	(431)	(31)	(197)
Change in shares
Class A	(36,617)	(14,868)	4,534	5,580	11,623	1,422	2,274
Class I	(50)	49	108	210	444	116	228
Purchases and sales of long term
investments
Purchase of securities	$1,095,980	$46,564	$93,024	$97,374	$247,710	$142,407	$121,922
Proceeds from sales of securities	$1,828,422	$261,333	$37,648	$31,916	$72,167	$134,047	$95,989

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$4,093	$7,552	$6,127	$7,463	$19,711	$11,826	$2,385
Net realized gain (loss)	6,250	3,152	3,321	3,314	14,354	(13,503)	31,235
Net change in unrealized appreciation
(depreciation)	20,498	76,764	31,109	53,827	33,858	425,332	42,285
Change in net assets from operations	30,841	87,468	40,557	64,604	67,923	423,655	75,905
Distributions to shareholders
From distributable earnings
Class A	(21,090)	—	—	—	—	(11,084)	(63)
Class I	(475)	—	—	—	—	(8,799)	(5,542)
Total distributions to shareholders	(21,565)	—	—	—	—	(19,883)	(5,605)
Share transactions[1]
Proceeds from the sale of shares
Class A	73,715	237,596	220,543	242,275	25,160	105,470	3,076
Class I	4,056	11,741	6,934	10,402	323,751	168,162	75,137
Proceeds in connection with acquisition
Class A	—	—	—	—	172,043	449,205	—
Class I	—	—	—	—	1	212,880	—
Reinvestment of distributions
Class A	21,090	—	—	—	—	11,084	63
Class I	475	—	—	—	—	8,799	5,542
Cost of shares redeemed
Class A	(87,442)	(110,881)	(105,174)	(87,652)	(41,032)	(238,781)	(5,246)
Class I	(1,428)	(6,133)	(4,787)	(5,268)	(671,737)	(198,386)	(117,012)
Change in net assets from
share transactions	10,466	132,323	117,516	159,757	(191,814)	518,433	(38,440)
Change in net assets	19,742	219,791	158,073	224,361	(123,891)	922,205	31,860
Net assets beginning of year	299,029	436,209	334,051	405,437	1,220,465	781,704	286,861
Net assets end of year	$318,771	$656,000	$492,124	$629,798	$1,096,574	$1,703,909	$318,721

[1]Share transactions
Shares sold
Class A	5,462	21,003	19,372	21,073	2,357	11,408	285
Class I	293	1,019	603	903	31,559	20,133	6,859
Shares issued in connection with acquisition
Class A	—	—	—	—	17,256	60,054	—
Class I	—	—	—	—	—	28,384	—
Reinvestment of distributions
Class A	1,497	—	—	—	—	1,025	5
Class I	34	—	—	—	—	812	429
Shares redeemed
Class A	(6,522)	(9,661)	(9,382)	(7,793)	(3,833)	(25,777)	(572)
Class I	(107)	(505)	(422)	(488)	(66,173)	(20,695)	(10,965)
Change in shares
Class A	437	11,342	9,990	13,280	15,780	46,710	(282)
Class I	220	514	181	415	(34,614)	28,634	(3,677)
Purchases and sales of long term
investments
Purchase of securities	$146,856	$241,223	$229,101	$280,351	$1,210,784	$1,768,289	$224,665
Purchase of U.S. government securities	—	—	—	—	132,921	—	—
Total purchases	$146,856	$241,223	$229,101	$280,351	$1,343,705	$1,768,289 (a)	$224,665
Proceeds from sales of securities	$151,097	$100,763	$105,099	$112,664	$1,175,804	$1,252,346	$267,664
Proceeds from sales of U.S. government
securities	—	—	—	—	181,430	—	—
Total proceeds from sales	$151,097	$100,763	$105,099	$112,664	$1,357,234	$1,252,346	$267,664
Securities sold short covers	$—	$—	$—	$—	$632,345	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$667,866	$—	$—

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund
Operations
Net investment income (loss)	$6,073	$(14,331)	$2,448	$1,943	$451	$1,457	$(534)
Net realized gain (loss)	99,877	382,305	(26,642)	1,778	(178)	4,524	(2,012)
Net change in unrealized appreciation
(depreciation)	88,729	647,953	97,618	22,306	6,196	21,827	1,036
Change in net assets from operations	194,679	1,015,927	73,424	26,027	6,469	27,808	(1,510)
Share transactions[1]
Proceeds from the sale of shares
Class A	124,892	585,395	160,468	—	53,860	31,862	17,734
Class I	208,882	175,366	149,553	111,672	1,315	165	52
Cost of shares redeemed
Class A	(88,617)	(707,048)	(182,719)	—	(40,263)	(81,697)	(33,741)
Class I	(306,535)	(269,147)	(155,625)	(42,979)	(422)	(448)	(126)
Change in net assets from
share transactions	(61,378)	(215,434)	(28,323)	68,693	14,490	(50,118)	(16,081)
Change in net assets	133,301	800,493	45,101	94,720	20,959	(22,310)	(17,591)
Net assets beginning of year	1,194,140	2,408,617	1,110,469	85,170	37,846	318,619	92,991
Net assets end of year	$1,327,441	$3,209,110	$1,155,570	$179,890	$58,805	$296,309	$75,400

[1]Share transactions
Shares sold
Class A	9,173	17,095	13,604	—	5,176	2,542	2,347
Class I	16,920	4,870	12,581	8,219	125	12	7
Shares redeemed
Class A	(6,774)	(21,265)	(14,935)	—	(3,885)	(6,414)	(4,456)
Class I	(21,989)	(7,362)	(12,553)	(3,229)	(39)	(37)	(17)
Change in shares
Class A	2,399	(4,170)	(1,331)	—	1,291	(3,872)	(2,109)
Class I	(5,069)	(2,492)	28	4,990	86	(25)	(10)
Purchases and sales of long term
investments
Purchase of securities	$697,572	$1,633,879	$435,143	$93,723	$36,774	$192,793	$—
Proceeds from sales of securities	$776,968	$1,880,701	$447,655	$21,157	$23,470	$271,802	$—
Securities sold short covers	$—	$—	$—	$—	$—	$163,745	$—
Securities sold short proceeds	$—	$—	$—	$—	$—	$130,146	$—

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$402	$21,284	$15,258	$(14,480)	$416	$17,773	$1,393
Net realized gain (loss)	629	212,316	(40,539)	362,723	(53,871)	(220,889)	86,265
Net change in unrealized appreciation
(depreciation)	2,339	390,869	67,178	1,104,516	(99)	220,207	268,758
Change in net assets from operations	3,370	624,469	41,897	1,452,759	(53,554)	17,091	356,416
Distributions to shareholders
From distributable earnings
Class A	(33)	—	—	—	—	(19,850)	—
Class I	(98)	—	—	—	—	(32,946)	—
Total distributions to shareholders	(131)	—	—	—	—	(52,796)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	11,036	305,781	101,699	1,149,444	17,431	93,317	227,611
Class I	517	346,939	2,266	177,125	6,088	157,788	154,605
Proceeds in connection with acquisition
Class A	—	—	74,607	—	—	—	—
Class I	—	—	1	—	—	—	—
Reinvestment of distributions
Class A	33	—	—	—	—	19,850	—
Class I	98	—	—	—	—	32,946	—
Cost of shares redeemed
Class A	(2,186)	(762,992)	(178,006)	(1,152,491)	(18,319)	(124,386)	(178,946)
Class I	(123)	(20,079)	(2,928)	(371,089)	(310,995)	(364,572)	(316,230)
Change in net assets from
share transactions	9,375	(130,351)	(2,361)	(197,011)	(305,795)	(185,057)	(112,960)
Change in net assets	12,614	494,118	39,536	1,255,748	(359,349)	(220,762)	243,456
Net assets beginning of year	24,956	3,601,765	645,671	3,921,009	400,891	1,511,840	1,211,671
Net assets end of year	$37,570	$4,095,883	$685,207	$5,176,757	$41,542	$1,291,078	$1,455,127

[1]Share transactions
Shares sold
Class A	1,158	22,569	14,909	22,670	1,904	7,307	14,913
Class I	52	23,471	307	3,428	686	12,160	10,271
Shares issued in connection with acquisition
Class A	—	—	12,311	—	—	—	—
Reinvestment of distributions
Class A	3	—	—	—	—	1,307	—
Class I	9	—	—	—	—	2,108	—
Shares redeemed
Class A	(233)	(56,762)	(25,753)	(22,863)	(2,028)	(9,681)	(11,660)
Class I	(12)	(1,371)	(401)	(7,142)	(35,594)	(28,792)	(20,439)
Change in shares
Class A	928	(34,193)	1,467	(193)	(124)	(1,067)	3,253
Class I	49	22,100	(94)	(3,714)	(34,908)	(14,524)	(10,168)
Purchases and sales of long term
investments
Purchase of securities	$55,954	$3,548,728	$511,812	$1,727,008	$278,078	$707,279	$291,750
Purchase of U.S. government securities	—	1,918,624	—	—	—	—	—
Total purchases	$55,954	$5,467,352	$511,812 (a)	$1,727,008	$278,078	$707,279	$291,750
Proceeds from sales of securities	$46,694	$3,082,565	$495,177	$1,952,869	$539,119	$934,453	$418,002
Proceeds from sales of U.S. government
securities	—	2,264,747	—	—	—	—	—
Total proceeds from sales	$46,694	$5,347,312	$495,177	$1,952,869	$539,119	$934,453	$418,002
Securities sold short covers	$—	$111,347	$—	$—	$242,665	$—	$—
Securities sold short proceeds	$—	$165,425	$—	$—	$102,929	$—	$—

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$1,428	$11,956	$841	$97,997	$26,038	$28,918	$81,607
Net realized gain (loss)	770	96,355	5,118	70,747	(1,776)	186,936	8,543
Net change in unrealized appreciation
(depreciation)	9,871	64,873	24,765	19,983	10,757	55,674	(7,117)
Change in net assets from operations	12,069	173,184	30,724	188,727	35,019	271,528	83,033
Distributions to shareholders
From distributable earnings
Class A	(202)	—	—	—	—	—	—
Class I	(483)	—	—	—	—	—	—
Total distributions to shareholders	(685)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	30,774	192,969	90,683	422,931	45,107	433,828	368,769
Class I	22,135	30,846	5,620	421,762	128,634	139,048	705,423
Proceeds in connection with acquisition
Class A	—	—	—	—	92,842	—	—
Class I	—	—	—	—	36,595	—	—
Reinvestment of distributions
Class A	202	—	—	—	—	—	—
Class I	483	—	—	—	—	—	—
Cost of shares redeemed
Class A	(10,474)	(374,706)	(65,982)	(681,419)	(45,056)	(522,566)	(453,514)
Class I	(16,684)	(39,783)	(3,572)	(308,917)	(186,489)	(219,900)	(531,981)
Change in net assets from
share transactions	26,436	(190,674)	26,749	(145,643)	71,633	(169,590)	88,697
Change in net assets	37,820	(17,490)	57,473	43,084	106,652	101,938	171,730
Net assets beginning of year	73,233	1,305,169	157,292	3,826,850	645,465	2,093,084	2,676,298
Net assets end of year	$111,053	$1,287,679	$214,765	$3,869,934	$752,117	$2,195,022	$2,848,028

[1]Share transactions
Shares sold
Class A	3,210	13,355	12,859	31,603	3,881	27,806	32,341
Class I	2,322	2,008	781	29,547	11,891	9,258	62,285
Shares issued in connection with acquisition
Class A	—	—	—	—	8,918	—	—
Class I	—	—	—	—	3,563	—	—
Reinvestment of distributions
Class A	18	—	—	—	—	—	—
Class I	43	—	—	—	—	—	—
Shares redeemed
Class A	(1,018)	(25,095)	(9,183)	(51,303)	(3,962)	(34,703)	(39,935)
Class I	(1,710)	(2,424)	(531)	(21,584)	(17,360)	(13,730)	(46,401)
Change in shares
Class A	2,210	(11,740)	3,676	(19,700)	8,837	(6,897)	(7,594)
Class I	655	(416)	250	7,963	(1,906)	(4,472)	15,884
Purchases and sales of long term
investments
Purchase of securities	$37,008	$68,877	$62,871	$1,047,464	$411,703	$674,081	$619,974
Purchase of U.S. government securities	—	—	—	3,301,369	—	836,922	940,837
Total purchases	$37,008	$68,877	$62,871	$4,348,833	$411,703 (a)	$1,511,003	$1,560,811
Proceeds from sales of securities	$11,047	$247,966	$35,161	$1,007,476	$312,426	$606,073	$618,513
Proceeds from sales of U.S. government
securities	—	—	—	3,408,750	—	761,376	742,807
Total proceeds from sales	$11,047	$247,966	$35,161	$4,416,226	$312,426	$1,367,449	$1,361,320
Securities sold short covers	$—	$—	$—	$814	$—	$—	$—
Securities sold short proceeds	$—	$—	$—	$814	$—	$—	$—

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Goldman Sachs Competitive Advantage Fund
Operations
Net investment income (loss)	$23,660	$13,511	$26,998	$14,318	$62,665	$3,744	$27,671
Net realized gain (loss)	15,238	18,309	(150,165)	(15,834)	(135,859)	(50,353)	272,197
Net change in unrealized appreciation
(depreciation)	53,680	(37,286)	59,098	114,878	63,193	15,989	41,792
Change in net assets from operations	92,578	(5,466)	(64,069)	113,362	(10,001)	(30,620)	341,660
Distributions to shareholders
From distributable earnings
Class A	—	—	(79,321)	—	—	(10,213)	—
Class I	—	—	(8,101)	—	—	(75)	—
Total distributions to shareholders	—	—	(87,422)	—	—	(10,288)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	379,350	91,092	98,020	74,513	196,165	89,769	118,063
Class I	217,302	206,347	29,508	600	2,691	1,824	234,968
Proceeds in connection with acquisition
Class A	—	—	45,290	—	—	—	—
Class I	—	—	924	—	—	—	—
Reinvestment of distributions
Class A	—	—	79,321	—	—	10,213	—
Class I	—	—	8,101	—	—	75	—
Cost of shares redeemed
Class A	(289,443)	(200,045)	(178,856)	(230,181)	(415,026)	(144,483)	(303,417)
Class I	(31,569)	(137,243)	(430,638)	(969)	(1,366)	(1,129)	(697,939)
Change in net assets from
share transactions	275,640	(39,849)	(348,330)	(156,037)	(217,536)	(43,731)	(648,325)
Change in net assets	368,218	(45,315)	(499,821)	(42,675)	(227,537)	(84,639)	(306,665)
Net assets beginning of year	1,009,542	1,015,104	1,100,524	1,211,473	1,881,081	600,191	2,645,217
Net assets end of year	$1,377,760	$969,789	$600,703	$1,168,798	$1,653,544	$515,552	$2,338,552

[1]Share transactions
Shares sold
Class A	30,037	6,322	10,719	5,162	16,717	11,473	6,684
Class I	17,152	16,639	3,066	42	237	223	14,460
Shares issued in connection with acquisition
Class A	—	—	4,953	—	—	—	—
Class I	—	—	108	—	—	—	—
Reinvestment of distributions
Class A	—	—	10,156	—	—	1,124	—
Class I	—	—	1,026	—	—	8	—
Shares redeemed
Class A	(23,245)	(13,937)	(19,513)	(15,950)	(35,802)	(18,353)	(17,421)
Class I	(2,519)	(9,629)	(45,309)	(61)	(121)	(141)	(41,926)
Change in shares
Class A	6,792	(7,615)	6,315	(10,788)	(19,085)	(5,756)	(10,737)
Class I	14,633	7,010	(41,109)	(19)	116	90	(27,466)
Purchases and sales of long term
investments
Purchase of securities	$739,698	$726,246	$71,087	$669,856	$663,151	$153,611	$1,062,230
Purchase of U.S. government securities	773,951 (a)	—	195,021	183,057	82,740	—	—
Total purchases	$1,513,649	$726,246	$266,108	$852,913	$745,891	$153,611	$1,062,230
Proceeds from sales of securities	$554,854	$745,073	$316,042	$813,510	$672,965	$203,006	$1,717,664
Proceeds from sales of U.S. government
securities	772,383 (a)	—	333,680	173,433	198,317	—	—
Total proceeds from sales	$1,327,237	$745,073	$649,722	$986,943	$871,282	$203,006	$1,717,664
Securities sold short covers	$126,109	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$123,930	$—	$—	$11	$224	$—	$—

(a)	Amounts exclude $1,286,334 and $1,270,740 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Goldman Sachs International 5 Fund	JNL/Goldman Sachs Intrinsic Value Fund	JNL/Goldman Sachs Total Yield Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$140,438	$1,295	$39,591	$36,895	$(71)	$2,371	$2,894
Net realized gain (loss)	(201,178)	(5,064)	(113,158)	(143,783)	38,776	(21,096)	(15,360)
Net change in unrealized appreciation
(depreciation)	(208,092)	2,681	54,324	126,753	153,679	76,893	9,121
Change in net assets from operations	(268,832)	(1,088)	(19,243)	19,865	192,384	58,168	(3,345)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(12,123)	(3,433)
Class I	—	—	—	—	—	(11,140)	(17,085)
Total distributions to shareholders	—	—	—	—	—	(23,263)	(20,518)
Share transactions[1]
Proceeds from the sale of shares
Class A	373,651	27,756	104,143	60,836	151,862	62,599	27,519
Class I	85,103	322	88,899	94,907	141,242	52,041	54,750
Reinvestment of distributions
Class A	—	—	—	—	—	12,123	3,433
Class I	—	—	—	—	—	11,140	17,085
Cost of shares redeemed
Class A	(853,192)	(29,210)	(223,392)	(115,705)	(51,467)	(127,194)	(25,034)
Class I	(239,845)	(434)	(307,207)	(339,847)	(267,720)	(135,948)	(52,480)
Change in net assets from
share transactions	(634,283)	(1,566)	(337,557)	(299,809)	(26,083)	(125,239)	25,273
Change in net assets	(903,115)	(2,654)	(356,800)	(279,944)	166,301	(90,334)	1,410
Net assets beginning of year	5,280,293	63,549	2,396,848	2,045,007	648,903	862,197	197,831
Net assets end of year	$4,377,178	$60,895	$2,040,048	$1,765,063	$815,204	$771,863	$199,241

[1]Share transactions
Shares sold
Class A	29,260	3,221	8,817	5,388	12,753	6,677	2,598
Class I	6,480	38	7,065	7,789	12,571	5,494	6,108
Reinvestment of distributions
Class A	—	—	—	—	—	1,043	347
Class I	—	—	—	—	—	958	1,717
Shares redeemed
Class A	(66,274)	(3,410)	(18,673)	(10,161)	(4,617)	(13,549)	(2,430)
Class I	(18,134)	(50)	(23,641)	(27,404)	(24,153)	(14,055)	(5,404)
Change in shares
Class A	(37,014)	(189)	(9,856)	(4,773)	8,136	(5,829)	515
Class I	(11,654)	(12)	(16,576)	(19,615)	(11,582)	(7,603)	2,421
Purchases and sales of long term
investments
Purchase of securities	$1,826,209	$48,217	$1,085,536	$1,198,227	$656,149	$231,193	$463,407
Proceeds from sales of securities	$2,360,009	$47,798	$1,381,521	$1,459,792	$692,340	$378,079	$455,087

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Growth & Income Fund
Operations
Net investment income (loss)	$23,880	$(2,726)	$16,923	$6,407	$(13,584)	$8,524	$13,614
Net realized gain (loss)	(10,267)	162,597	(127,410)	25,990	273,991	118,609	(40,211)
Net change in unrealized appreciation
(depreciation)	13,074	440,247	(41,722)	104,879	640,439	201,134	117,487
Change in net assets from operations	26,687	600,118	(152,209)	137,276	900,846	328,267	90,890
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(31,711)	—	—	—
Class I	—	—	—	(9,803)	—	—	—
Total distributions to shareholders	—	—	—	(41,514)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	54,876	164,895	126,201	113,680	476,212	72,523	85,660
Class I	243,342	113,476	4,033	105,267	12,762	564	325,928
Proceeds in connection with acquisition
Class A	—	—	—	—	—	1,227,744	140,070
Class I	—	—	—	—	—	1,601	777
Reinvestment of distributions
Class A	—	—	—	31,711	—	—	—
Class I	—	—	—	9,803	—	—	—
Cost of shares redeemed
Class A	(45,139)	(527,505)	(266,529)	(232,873)	(639,352)	(201,034)	(147,254)
Class I	(115,261)	(270,795)	(36,119)	(51,539)	(56,248)	(11,860)	(32,478)
Change in net assets from
share transactions	137,818	(519,929)	(172,414)	(23,951)	(206,626)	1,089,538	372,703
Change in net assets	164,505	80,189	(324,623)	71,811	694,220	1,417,805	463,593
Net assets beginning of year	971,172	2,594,681	1,228,539	1,110,418	1,863,421	51,597	633,321
Net assets end of year	$1,135,677	$2,674,870	$903,916	$1,182,229	$2,557,641	$1,469,402	$1,096,914

[1]Share transactions
Shares sold
Class A	5,470	8,852	14,168	8,785	15,669	6,047	8,462
Class I	23,253	6,077	406	7,198	388	46	33,453
Shares issued in connection with acquisition
Class A	—	—	—	—	—	113,365	15,208
Class I	—	—	—	—	—	147	83
Reinvestment of distributions
Class A	—	—	—	2,157	—	—	—
Class I	—	—	—	627	—	—	—
Shares redeemed
Class A	(4,488)	(28,326)	(29,519)	(17,888)	(22,599)	(16,507)	(13,939)
Class I	(10,825)	(13,581)	(3,278)	(3,541)	(1,941)	(1,083)	(2,936)
Change in shares
Class A	982	(19,474)	(15,351)	(6,946)	(6,930)	102,905	9,731
Class I	12,428	(7,504)	(2,872)	4,284	(1,553)	(890)	30,600
Purchases and sales of long term
investments
Purchase of securities	$284,246	$228,899	$1,384,925	$553,927	$933,773	$2,191,157	$1,043,478
Purchase of U.S. government securities	—	—	—	—	—	31,024	—
Total purchases	$284,246	$228,899	$1,384,925	$553,927	$933,773	$2,222,181 (a)	$1,043,478 (a)
Proceeds from sales of securities	$83,412	$730,627	$1,529,699	$611,042	$1,204,110	$1,108,166	$628,858
Proceeds from sales of U.S. government
securities	—	—	—	—	—	6,814	—
Total proceeds from sales	$83,412	$730,627	$1,529,699	$611,042	$1,204,110	$1,114,980	$628,858
Securities sold short covers	$—	$—	$—	$—	$—	$77,838	$—
Securities sold short proceeds	$—	$—	$—	$—	$—	$85,680	$—

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund(a)	JNL/Mellon Bond Index Fund
Operations
Net investment income (loss)	$3,630	$(10,603)	$28,872	$2,502	$(274)	$2,229	$21,543
Net realized gain (loss)	(12,444)	421,591	3,839	1,715	51,143	565	18,906
Net change in unrealized appreciation
(depreciation)	68,512	754,839	73,158	58,311	212,622	4,909	44,520
Change in net assets from operations	59,698	1,165,827	105,869	62,528	263,491	7,703	84,969
Distributions to shareholders
From distributable earnings
Class A	(1,387)	—	—	(362)	(2,674)	—	—
Class I	(831)	—	—	(2,784)	(2,749)	—	—
Total distributions to shareholders	(2,218)	—	—	(3,146)	(5,423)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	170,553	1,029,224	1,449,766	25,271	58,589	261,926	492,616
Class I	108,119	168,056	557,691	219,457	193,734	142,234	66,035
Proceeds in connection with acquisition
Class A	115,670	—	—	—	333,689	—	—
Class I	805	—	—	—	1,626	—	—
Reinvestment of distributions
Class A	1,387	—	—	362	2,674	—	—
Class I	831	—	—	2,784	2,749	—	—
Cost of shares redeemed
Class A	(66,063)	(795,851)	(840,143)	(38,158)	(81,534)	(71,683)	(344,283)
Class I	(189,061)	(228,423)	(212,854)	(59,972)	(136,568)	(9,670)	(85,878)
Change in net assets from
share transactions	142,241	173,006	954,460	149,744	374,959	322,807	128,490
Change in net assets	199,721	1,338,833	1,060,329	209,126	633,027	330,510	213,459
Net assets beginning of year	285,395	2,409,640	1,224,165	232,335	312,532	—	1,210,356
Net assets end of year	$485,116	$3,748,473	$2,284,494	$441,461	$945,559	$330,510	$1,423,815

[1]Share transactions
Shares sold
Class A	15,359	21,780	101,976	1,866	4,327	25,426	38,862
Class I	10,056	3,606	36,937	15,984	14,876	14,038	4,987
Shares issued in connection with acquisition
Class A	10,995	—	—	—	31,391	—	—
Class I	76	—	—	—	152	—	—
Reinvestment of distributions
Class A	117	—	—	23	177	—	—
Class I	69	—	—	178	181	—	—
Shares redeemed
Class A	(5,987)	(17,543)	(58,764)	(2,885)	(6,096)	(6,938)	(27,203)
Class I	(17,201)	(4,833)	(14,070)	(4,095)	(11,098)	(934)	(6,672)
Change in shares
Class A	20,484	4,237	43,212	(996)	29,799	18,488	11,659
Class I	(7,000)	(1,227)	22,867	12,067	4,111	13,104	(1,685)
Purchases and sales of long term
investments
Purchase of securities	$509,567	$1,782,433	$363,112	$271,468	$559,953	$348,460	$272,711
Purchase of U.S. government securities	—	—	1,429,667	—	—	86,874	868,757 (b)
Total purchases	$509,567 (c)	$1,782,433	$1,792,779	$271,468	$559,953 (c)	$435,334	$1,141,468
Proceeds from sales of securities	$400,719	$1,635,458	$260,260	$121,529	$202,599	$55,366	$212,068
Proceeds from sales of U.S. government
securities	—	—	624,302	—	—	68,591	821,237 (b)
Total proceeds from sales	$400,719	$1,635,458	$884,562	$121,529	$202,599	$123,957	$1,033,305
Securities sold short covers	$150,517	$—	$—	$—	$—	$—	$25,789
Securities sold short proceeds	$119,051	$—	$—	$—	$—	$—	$25,513

(a)	Period from commencement of operations April 27, 2020.
(b)	Amounts exclude $807,227 and $761,299 of purchases and sales, respectively, of dollar roll transaction securities.
(c)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund
Operations
Net investment income (loss)	$698	$3,104	$4,509	$16,524	$13,680	$37,532	$4,546
Net realized gain (loss)	4,657	67,356	8,227	93,158	20,981	(159,617)	(70,846)
Net change in unrealized appreciation
(depreciation)	42,900	470,520	15,552	3,078	113,811	(201,567)	(24,291)
Change in net assets from operations	48,255	540,980	28,288	112,760	148,472	(323,652)	(90,591)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(32,412)	—	—
Class I	—	—	—	—	(437)	—	—
Total distributions to shareholders	—	—	—	—	(32,849)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	124,285	434,750	188,291	330,301	182,917	366,473	56,218
Class I	3,347	9,119	3,436	10,890	9,768	5,210	9,598
Proceeds in connection with acquisition
Class A	—	—	—	92,345	—	—	—
Class I	—	—	—	4,656	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	32,412	—	—
Class I	—	—	—	—	437	—	—
Cost of shares redeemed
Class A	(78,545)	(482,824)	(149,314)	(386,757)	(369,995)	(288,770)	(82,673)
Class I	(1,023)	(4,113)	(2,049)	(9,746)	(5,850)	(4,271)	(207,393)
Change in net assets from
share transactions	48,064	(43,068)	40,364	41,689	(150,311)	78,642	(224,250)
Change in net assets	96,319	497,912	68,652	154,449	(34,688)	(245,010)	(314,841)
Net assets beginning of year	159,335	1,315,125	153,100	1,034,751	1,178,432	1,088,935	525,029
Net assets end of year	$255,654	$1,813,037	$221,752	$1,189,200	$1,143,744	$843,925	$210,188

[1]Share transactions
Shares sold
Class A	8,250	14,431	16,389	10,725	17,312	28,770	3,588
Class I	230	288	282	347	912	369	666
Shares issued in connection with acquisition
Class A	—	—	—	3,338	—	—	—
Class I	—	—	—	167	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	2,631	—	—
Class I	—	—	—	—	35	—	—
Shares redeemed
Class A	(5,309)	(17,816)	(12,587)	(12,563)	(35,569)	(20,438)	(5,423)
Class I	(69)	(137)	(169)	(303)	(564)	(276)	(16,158)
Change in shares
Class A	2,941	(3,385)	3,802	1,500	(15,626)	8,332	(1,835)
Class I	161	151	113	211	383	93	(15,492)
Purchases and sales of long term
investments
Purchase of securities	$75,220	$154,541	$128,302	$431,376 (a)	$105,197	$230,364	$210,180
Proceeds from sales of securities	$26,131	$202,223	$84,629	$363,319	$271,309	$111,078	$427,948

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
Operations
Net investment income (loss)	$20,819	$30,320	$708	$16,880	$28,595	$563	$890
Net realized gain (loss)	40,329	120,395	1,177	341,938	238	779	1,656
Net change in unrealized appreciation
(depreciation)	(124,761)	409,441	10,117	1,206,982	75,281	9,901	19,993
Change in net assets from operations	(63,613)	560,156	12,002	1,565,800	104,114	11,243	22,539
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(60,408)	—	—
Class I	—	—	—	—	(11,867)	—	—
Total distributions to shareholders	—	—	—	—	(72,275)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	257,304	752,418	73,458	1,286,811	213,776	66,387	89,731
Class I	6,610	15,759	2,893	37,341	29,861	1,854	4,682
Reinvestment of distributions
Class A	—	—	—	—	60,408	—	—
Class I	—	—	—	—	11,867	—	—
Cost of shares redeemed
Class A	(422,896)	(897,040)	(51,916)	(1,365,126)	(361,204)	(25,341)	(31,301)
Class I	(3,299)	(8,629)	(1,071)	(18,895)	(58,097)	(689)	(1,163)
Change in net assets from
share transactions	(162,281)	(137,492)	23,364	(59,869)	(103,389)	42,211	61,949
Change in net assets	(225,894)	422,664	35,366	1,505,931	(71,550)	53,454	84,488
Net assets beginning of year	1,354,652	3,351,229	76,601	3,487,041	1,805,001	25,857	66,336
Net assets end of year	$1,128,758	$3,773,893	$111,967	$4,992,972	$1,733,451	$79,311	$150,824

[1]Share transactions
Shares sold
Class A	21,371	23,254	6,411	51,703	17,323	6,095	6,290
Class I	534	472	241	1,428	2,296	165	340
Reinvestment of distributions
Class A	—	—	—	—	4,371	—	—
Class I	—	—	—	—	819	—	—
Shares redeemed
Class A	(34,553)	(27,855)	(4,709)	(54,520)	(29,319)	(2,368)	(2,288)
Class I	(275)	(260)	(92)	(724)	(4,465)	(63)	(80)
Change in shares
Class A	(13,182)	(4,601)	1,702	(2,817)	(7,625)	3,727	4,002
Class I	259	212	149	704	(1,350)	102	260
Purchases and sales of long term
investments
Purchase of securities	$76,214	$314,962	$51,492	$467,849	$49,136	$58,893	$74,528
Proceeds from sales of securities	$218,720	$454,482	$27,375	$506,016	$194,798	$16,438	$12,111

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund
Operations
Net investment income (loss)	$4,462	$10,686	$2,181	$30,595	$120,886	$20,555	$8,315
Net realized gain (loss)	2,527	388,790	3,972	77,120	353,451	58,082	8,993
Net change in unrealized appreciation
(depreciation)	40,714	1,425,419	(18,918)	309,488	1,132,413	166,631	(28,427)
Change in net assets from operations	47,703	1,824,895	(12,765)	417,203	1,606,750	245,268	(11,119)
Distributions to shareholders
From distributable earnings
Class A	(8,565)	—	—	—	—	—	—
Class I	(114)	—	—	—	—	—	—
Total distributions to shareholders	(8,679)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	40,557	1,899,992	72,580	440,782	2,339,384	423,093	164,326
Class I	2,545	57,073	6,471	42,110	28,850	39,124	3,251
Proceeds in connection with acquisition
Class A	—	155,851	—	141,732	—	—	—
Class I	—	5,243	—	487	—	—	—
Reinvestment of distributions
Class A	8,565	—	—	—	—	—	—
Class I	114	—	—	—	—	—	—
Cost of shares redeemed
Class A	(92,045)	(1,524,833)	(119,109)	(722,853)	(2,451,936)	(565,855)	(212,016)
Class I	(1,518)	(29,656)	(4,037)	(80,262)	(89,678)	(74,749)	(3,919)
Change in net assets from
share transactions	(41,782)	563,670	(44,095)	(178,004)	(173,380)	(178,387)	(48,358)
Change in net assets	(2,758)	2,388,565	(56,860)	239,199	1,433,370	66,881	(59,477)
Net assets beginning of year	370,977	3,405,499	173,680	3,208,436	9,217,128	2,611,074	347,949
Net assets end of year	$368,219	$5,794,064	$116,820	$3,447,635	$10,650,498	$2,677,955	$288,472

[1]Share transactions
Shares sold
Class A	1,530	52,416	6,284	22,247	98,758	25,756	10,763
Class I	98	2,354	573	1,967	1,167	2,152	207
Shares issued in connection with acquisition
Class A	—	4,962	—	8,362	—	—	—
Class I	—	253	—	28	—	—	—
Reinvestment of distributions
Class A	284	—	—	—	—	—	—
Class I	4	—	—	—	—	—	—
Shares redeemed
Class A	(3,481)	(41,912)	(10,563)	(36,011)	(103,374)	(33,986)	(14,219)
Class I	(62)	(1,223)	(354)	(3,607)	(3,696)	(3,887)	(251)
Change in shares
Class A	(1,667)	15,466	(4,279)	(5,402)	(4,616)	(8,230)	(3,456)
Class I	40	1,384	219	(1,612)	(2,529)	(1,735)	(44)
Purchases and sales of long term
investments
Purchase of securities	$8,653	$1,318,350 (a)	$35,413	$781,676 (a)	$582,286	$574,564	$76,231
Proceeds from sales of securities	$51,126	$721,459	$77,156	$858,856	$651,428	$736,033	$117,290

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$16,235	$12,724	$294	$23,061	$43,617	$39,524	$11,571
Net realized gain (loss)	(1,799)	80,240	(28,163)	14,276	(10,503)	35,465	105,915
Net change in unrealized appreciation
(depreciation)	118,329	30,893	(1,651)	10,023	47,284	83,487	32,400
Change in net assets from operations	132,765	123,857	(29,520)	47,360	80,398	158,476	149,886
Distributions to shareholders
From distributable earnings
Class A	—	(17,086)	—	—	—	—	—
Class I	—	(43,883)	—	—	—	—	—
Total distributions to shareholders	—	(60,969)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	237,380	165,905	3,846	147,384	336,935	440,124	461,593
Class I	15,312	157,461	282	25,035	275,441	683,197	90,169
Proceeds in connection with acquisition
Class A	337,730	27,498	—	—	50,226	—	—
Class I	1,390	952	—	—	79	—	—
Reinvestment of distributions
Class A	—	17,086	—	—	—	—	—
Class I	—	43,883	—	—	—	—	—
Cost of shares redeemed
Class A	(329,994)	(132,782)	(6,828)	(216,727)	(306,318)	(274,974)	(361,589)
Class I	(137,632)	(186,785)	(64,144)	(86,404)	(282,963)	(235,816)	(137,392)
Change in net assets from
share transactions	124,186	93,218	(66,844)	(130,712)	73,400	612,531	52,781
Change in net assets	256,951	156,106	(96,364)	(83,352)	153,798	771,007	202,667
Net assets beginning of year	1,424,635	723,084	109,186	890,629	1,551,353	1,110,871	1,383,097
Net assets end of year	$1,681,586	$879,190	$12,822	$807,277	$1,705,151	$1,881,878	$1,585,764

[1]Share transactions
Shares sold
Class A	20,888	13,971	427	13,226	32,200	34,126	41,461
Class I	1,393	13,932	28	2,233	26,696	54,227	8,069
Shares issued in connection with acquisition
Class A	34,710	2,553	—	—	5,031	—	—
Class I	141	88	—	—	9	—	—
Reinvestment of distributions
Class A	—	1,313	—	—	—	—	—
Class I	—	3,353	—	—	—	—	—
Shares redeemed
Class A	(28,511)	(11,204)	(776)	(19,815)	(29,683)	(21,856)	(33,124)
Class I	(13,717)	(15,642)	(8,355)	(7,734)	(27,434)	(18,564)	(12,629)
Change in shares
Class A	27,087	6,633	(349)	(6,589)	7,548	12,270	8,337
Class I	(12,183)	1,731	(8,327)	(5,501)	(729)	35,663	(4,560)
Purchases and sales of long term
investments
Purchase of securities	$581,451	$587,575	$34,849	$1,029,681	$2,454,992	$1,174,382	$383,725
Purchase of U.S. government securities	—	—	1,385	116,916 (a)	8,236,534	2,169,465	3,172,821
Total purchases	$581,451 (b)	$587,575 (b)	$36,234	$1,146,597	$10,691,526 (b)	$3,343,847	$3,556,546
Proceeds from sales of securities	$439,704	$542,835	$109,913	$1,090,003	$2,234,258	$441,542	$402,628
Proceeds from sales of U.S. government
securities	—	—	1,140	277,438 (a)	8,136,744	2,147,933	3,185,757
Total proceeds from sales	$439,704	$542,835	$111,053	$1,367,441	$10,371,002	$2,589,475	$3,588,385
Securities sold short covers	$—	$—	$—	$25	$23,527	$6,835	$12,251
Securities sold short proceeds	$—	$—	$—	$26	$24,350	$11,699	$9,311

(a)	Amounts exclude $2,547,443 and $2,491,624 of purchases and sales, respectively, of dollar roll transaction securities.
(b)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Operations
Net investment income (loss)	$38,779	$97,513	$2,973	$34,924	$3,923	$5,624	$3,855
Net realized gain (loss)	(62,073)	(64,200)	(38,561)	51,072	(42)	(3,731)	(6,595)
Net change in unrealized appreciation
(depreciation)	3,020	46,471	1,468	66,768	(1,420)	(12,890)	30,455
Change in net assets from operations	(20,274)	79,784	(34,120)	152,764	2,461	(10,997)	27,715
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(15,306)	—
Class I	—	—	—	—	—	(30)	—
Total distributions to shareholders	—	—	—	—	—	(15,336)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	186,207	291,329	47,099	559,539	33,889	38,637	80,852
Class I	5,479	62,419	7,115	401,270	1,046	297	1,695
Reinvestment of distributions
Class A	—	—	—	—	—	15,306	—
Class I	—	—	—	—	—	30	—
Cost of shares redeemed
Class A	(505,774)	(520,238)	(131,625)	(249,440)	(68,508)	(80,880)	(119,501)
Class I	(28,076)	(99,622)	(8,972)	(255,857)	(758)	(294)	(921)
Change in net assets from
share transactions	(342,164)	(266,112)	(86,383)	455,512	(34,331)	(26,904)	(37,875)
Change in net assets	(362,438)	(186,328)	(120,503)	608,276	(31,870)	(53,237)	(10,160)
Net assets beginning of year	1,436,294	2,089,819	540,136	1,390,248	225,944	324,080	424,272
Net assets end of year	$1,073,856	$1,903,491	$419,633	$1,998,524	$194,074	$270,843	$414,112

[1]Share transactions
Shares sold
Class A	17,809	22,083	5,383	41,648	3,001	3,957	15,248
Class I	531	4,022	679	30,197	90	29	329
Reinvestment of distributions
Class A	—	—	—	—	—	1,377	—
Class I	—	—	—	—	—	3	—
Shares redeemed
Class A	(49,094)	(39,487)	(13,566)	(18,711)	(6,229)	(8,180)	(22,394)
Class I	(2,787)	(6,398)	(856)	(19,632)	(63)	(29)	(185)
Change in shares
Class A	(31,285)	(17,404)	(8,183)	22,937	(3,228)	(2,846)	(7,146)
Class I	(2,256)	(2,376)	(177)	10,565	27	3	144
Purchases and sales of long term
investments
Purchase of securities	$311,102	$1,402,965	$126,420	$1,256,404	$49,031	$26,803	$92,106
Purchase of U.S. government securities	—	—	—	446,543 (a)	—	—	—
Total purchases	$311,102	$1,402,965	$126,420	$1,702,947	$49,031	$26,803	$92,106
Proceeds from sales of securities	$683,049	$1,639,633	$208,437	$867,564	$79,697	$64,374	$125,753
Proceeds from sales of U.S. government
securities	—	—	—	453,202 (a)	—	—	—
Total proceeds from sales	$683,049	$1,639,633	$208,437	$1,320,766	$79,697	$64,374	$125,753

(a)	Amounts exclude $721,971 and $610,495 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Operations
Net investment income (loss)	$38,523	$5,121	$61,192	$(28,682)	$(17,919)	$27,480	$29,475
Net realized gain (loss)	21,073	(4,091)	619,266	1,003,791	550,050	11,319	(21,910)
Net change in unrealized appreciation
(depreciation)	146,978	47,470	625,622	2,487,951	727,073	23,501	28,048
Change in net assets from operations	206,574	48,500	1,306,080	3,463,060	1,259,204	62,300	35,613
Share transactions[1]
Proceeds from the sale of shares
Class A	108,958	86,759	2,863,963	1,668,099	800,784	912,077	79,239
Class I	2,439	715	413,100	515,914	39,882	124,652	297,378
Cost of shares redeemed
Class A	(531,454)	(141,043)	(1,448,613)	(2,283,653)	(1,535,557)	(635,350)	(71,856)
Class I	(4,558)	(110)	(321,664)	(1,196,438)	(248,826)	(99,758)	(184,593)
Change in net assets from
share transactions	(424,615)	(53,679)	1,506,786	(1,296,078)	(943,717)	301,621	120,168
Change in net assets	(218,041)	(5,179)	2,812,866	2,166,982	315,487	363,921	155,781
Net assets beginning of year	2,791,931	507,775	6,202,667	10,180,948	6,372,566	1,417,432	532,415
Net assets end of year	$2,573,890	$502,596	$9,015,533	$12,347,930	$6,688,053	$1,781,353	$688,196

[1]Share transactions
Shares sold
Class A	8,348	6,289	162,399	30,477	14,474	88,208	7,507
Class I	177	52	24,692	9,300	675	11,822	29,017
Shares redeemed
Class A	(39,766)	(10,667)	(83,256)	(41,999)	(27,742)	(61,447)	(6,882)
Class I	(332)	(9)	(18,620)	(21,007)	(4,338)	(9,628)	(17,700)
Change in shares
Class A	(31,418)	(4,378)	79,143	(11,522)	(13,268)	26,761	625
Class I	(155)	43	6,072	(11,707)	(3,663)	2,194	11,317
Purchases and sales of long term
investments
Purchase of securities	$948,658	$249,235	$6,576,471	$3,661,266	$1,308,785	$855,411	$1,120,946
Purchase of U.S. government securities	—	302,119	—	—	—	440,880	—
Total purchases	$948,658	$551,354	$6,576,471	$3,661,266	$1,308,785	$1,296,291	$1,120,946
Proceeds from sales of securities	$1,335,946	$268,411	$5,322,775	$5,003,885	$2,202,051	$597,057	$989,127
Proceeds from sales of U.S. government
securities	—	303,680	—	—	—	364,116	—
Total proceeds from sales	$1,335,946	$572,091	$5,322,775	$5,003,885	$2,202,051	$961,173	$989,127
Securities sold short covers	$—	$310	$32,615	$—	$—	$—	$315
Securities sold short proceeds	$—	$310	$55,470	$—	$—	$—	$316

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$55,227	$(500)	$4,650	$130,043	$2,902	$26,149
Net realized gain (loss)	(48,687)	180,351	(1,797)	149,810	6	33,347
Net change in unrealized appreciation
(depreciation)	412,752	368,923	(15,247)	391,578	—	(33,049)
Change in net assets from operations	419,292	548,774	(12,394)	671,431	2,908	26,447
Distributions to shareholders
From distributable earnings
Class A	—	(8,325)	—	—	(2,845)	—
Class I	—	(38,180)	—	—	(71)	—
Total distributions to shareholders	—	(46,505)	—	—	(2,916)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	469,274	193,617	22,338	1,287,521	4,161,053	124,185
Class I	300,171	361,637	84,612	25,248	177,293	180,201
Reinvestment of distributions
Class A	—	8,325	—	—	2,845	—
Class I	—	38,180	—	—	71	—
Cost of shares redeemed
Class A	(508,049)	(124,810)	(31,592)	(1,693,310)	(3,035,683)	(201,311)
Class I	(631,332)	(538,058)	(254,963)	(14,304)	(148,120)	(107,742)
Change in net assets from
share transactions	(369,936)	(61,109)	(179,605)	(394,845)	1,157,459	(4,667)
Change in net assets	49,356	441,160	(191,999)	276,586	1,157,451	21,780
Net assets beginning of year	4,573,075	1,736,022	308,345	8,925,103	1,276,560	1,515,434
Net assets end of year	$4,622,431	$2,177,182	$116,346	$9,201,689	$2,434,011	$1,537,214

[1]Share transactions
Shares sold
Class A	29,635	10,963	2,100	49,739	4,161,053	5,823
Class I	18,573	21,243	8,519	943	177,295	8,328
Reinvestment of distributions
Class A	—	401	—	—	2,845	—
Class I	—	1,834	—	—	71	—
Shares redeemed
Class A	(32,416)	(7,259)	(3,057)	(66,370)	(3,035,683)	(9,672)
Class I	(37,139)	(30,360)	(25,544)	(534)	(148,121)	(4,761)
Change in shares
Class A	(2,781)	4,105	(957)	(16,631)	1,128,215	(3,849)
Class I	(18,566)	(7,283)	(17,025)	409	29,245	3,567
Purchases and sales of long term
investments
Purchase of securities	$4,632,132	$558,836	$445,727	$4,558,553	$132,361	$658,148
Purchase of U.S. government securities	—	—	—	1,908,501 (a)	236,854	—
Total purchases	$4,632,132	$558,836	$445,727	$6,467,054	$369,215	$658,148
Proceeds from sales of securities	$4,933,311	$649,049	$603,091	$4,996,724	$117,670	$631,615
Proceeds from sales of U.S. government
securities	—	—	—	1,729,553 (a)	506,829	—
Total proceeds from sales	$4,933,311	$649,049	$603,091	$6,726,277	$624,499	$631,615
Securities sold short covers	$—	$—	$186,269	$260,412	$—	$—
Securities sold short proceeds	$—	$—	$191,702	$311,630	$—	$—

(a)	Amounts exclude $2,327,180 and $2,324,740 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$23,134	$52,324	$2,042	$6,371	$3,576	$(1,088)	$4,945
Net realized gain (loss)	65,768	319,453	69	(2,958)	17,891	55,438	92,673
Net change in unrealized appreciation
(depreciation)	155,320	224,528	8,772	32,762	75,142	132,431	134,458
Change in net assets from operations	244,222	596,305	10,883	36,175	96,609	186,781	232,076
Share transactions[1]
Proceeds from the sale of shares
Class A	501,394	401,782	110,836	75,697	210,938	98,528	624,256
Class I	11,969	10,358	2,027	1,332	4,197	2,287	11,582
Cost of shares redeemed
Class A	(208,030)	(629,186)	(16,450)	(115,926)	(74,481)	(149,654)	(216,073)
Class I	(2,706)	(3,771)	(609)	(386)	(1,160)	(984)	(4,700)
Change in net assets from
share transactions	302,627	(220,817)	95,804	(39,283)	139,494	(49,823)	415,065
Change in net assets	546,849	375,488	106,687	(3,108)	236,103	136,958	647,141
Net assets beginning of year	1,045,783	2,926,051	24,493	502,149	225,269	620,851	568,142
Net assets end of year	$1,592,632	$3,301,539	$131,180	$499,041	$461,372	$757,809	$1,215,283

[1]Share transactions
Shares sold
Class A	43,747	18,238	10,706	6,897	13,654	6,605	25,516
Class I	1,003	462	197	119	270	152	470
Shares redeemed
Class A	(18,104)	(28,300)	(1,581)	(10,592)	(4,827)	(10,084)	(8,727)
Class I	(225)	(166)	(59)	(35)	(74)	(64)	(189)
Change in shares
Class A	25,643	(10,062)	9,125	(3,695)	8,827	(3,479)	16,789
Class I	778	296	138	84	196	88	281

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)
Operations
Net investment income (loss)	$92,491	$19,336	$7,572	$1,745	$4,625	$4,365	$(419)
Net realized gain (loss)	760,834	72,067	67,568	11,114	10,491	13,255	17,800
Net change in unrealized appreciation
(depreciation)	736,039	282,578	264,029	67,154	41,108	127,937	47,540
Change in net assets from operations	1,589,364	373,981	339,169	80,013	56,224	145,557	64,921
Share transactions[1]
Proceeds from the sale of shares
Class A	1,244,590	214,953	193,342	144,903	239,906	203,820	99,296
Class I	32,288	4,114	6,902	3,928	6,134	6,603	2,882
Cost of shares redeemed
Class A	(1,162,635)	(381,383)	(270,919)	(97,634)	(91,599)	(147,514)	(153,150)
Class I	(11,963)	(2,312)	(2,867)	(2,215)	(1,066)	(3,313)	(1,657)
Change in net assets from
share transactions	102,280	(164,628)	(73,542)	48,982	153,375	59,596	(52,629)
Change in net assets	1,691,644	209,353	265,627	128,995	209,599	205,153	12,292
Net assets beginning of year	6,140,470	1,733,105	1,215,963	284,086	159,291	450,393	271,056
Net assets end of year	$7,832,114	$1,942,458	$1,481,590	$413,081	$368,890	$655,546	$283,348

[1]Share transactions
Shares sold
Class A	50,275	15,158	14,862	12,226	21,529	19,684	8,668
Class I	1,301	284	530	327	543	636	249
Shares redeemed
Class A	(46,870)	(26,884)	(20,934)	(8,193)	(8,067)	(14,214)	(13,673)
Class I	(482)	(161)	(217)	(185)	(92)	(315)	(141)
Change in shares
Class A	3,405	(11,726)	(6,072)	4,033	13,462	5,470	(5,005)
Class I	819	123	313	142	451	321	108

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$1,753	$4,064	$5,295	$4,159	$10,396	$35,283	$39,133
Net realized gain (loss)	11,740	3,145	17,997	2,947	27,291	132,634	110,885
Net change in unrealized appreciation
(depreciation)	320,600	38,519	465,025	72,373	369,910	366,145	242,638
Change in net assets from operations	334,093	45,728	488,317	79,479	407,597	534,062	392,656
Share transactions[1]
Proceeds from the sale of shares
Class A	167,050	207,636	202,500	160,373	259,561	416,928	329,221
Class I	4,168	4,038	7,689	3,858	2,477	7,362	8,330
Cost of shares redeemed
Class A	(313,910)	(136,854)	(420,142)	(120,341)	(457,398)	(417,009)	(409,765)
Class I	(1,124)	(1,490)	(3,667)	(1,035)	(640)	(2,780)	(2,710)
Change in net assets from
share transactions	(143,816)	73,330	(213,620)	42,855	(196,000)	4,501	(74,924)
Change in net assets	190,277	119,058	274,697	122,334	211,597	538,563	317,732
Net assets beginning of year	1,336,562	346,010	2,153,785	495,534	2,161,479	2,286,627	2,139,507
Net assets end of year	$1,526,839	$465,068	$2,428,482	$617,868	$2,373,076	$2,825,190	$2,457,239

[1]Share transactions
Shares sold
Class A	12,554	16,760	14,448	11,681	18,196	23,968	20,949
Class I	314	329	545	278	175	425	526
Shares redeemed
Class A	(23,537)	(11,070)	(30,109)	(8,800)	(32,093)	(23,988)	(26,164)
Class I	(83)	(119)	(261)	(77)	(44)	(159)	(171)
Change in shares
Class A	(10,983)	5,690	(15,661)	2,881	(13,897)	(20)	(5,215)
Class I	231	210	284	201	131	266	355

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Operations
Net investment income (loss)	$2,767	$2,358	$138,594	$(1,121)	$10,050	$(3,820)	$20,737
Net realized gain (loss)	(1,054)	(939)	565,213	62,310	12,040	124,228	26,760
Net change in unrealized appreciation
(depreciation)	34,086	23,396	693,927	457,816	107,997	1,029,635	358,689
Change in net assets from operations	35,799	24,815	1,397,734	519,005	130,087	1,150,043	406,186
Distributions to shareholders
From distributable earnings
Class A	(4,635)	(3,861)	—	—	—	—	—
Class I	(117)	(135)	—	—	—	—	—
Total distributions to shareholders	(4,752)	(3,996)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	72,328	55,154	446,214	243,770	177,580	357,942	198,655
Class I	1,705	1,632	5,831	5,810	2,381	4,302	2,404
Reinvestment of distributions
Class A	4,635	3,861	—	—	—	—	—
Class I	117	135	—	—	—	—	—
Cost of shares redeemed
Class A	(51,029)	(33,913)	(1,264,770)	(435,915)	(322,024)	(959,780)	(553,294)
Class I	(258)	(617)	(1,304)	(1,728)	(993)	(1,919)	(1,977)
Change in net assets from
share transactions	27,498	26,252	(814,029)	(188,063)	(143,056)	(599,455)	(354,212)
Change in net assets	58,545	47,071	583,705	330,942	(12,969)	550,588	51,974
Net assets beginning of year	159,010	126,965	5,883,977	2,003,869	1,221,655	4,923,921	2,861,237
Net assets end of year	$217,555	$174,036	$6,467,682	$2,334,811	$1,208,686	$5,474,509	$2,913,211

[1]Share transactions
Shares sold
Class A	6,668	5,076	20,617	10,202	12,735	17,636	12,254
Class I	157	150	266	239	169	213	152
Reinvestment of distributions
Class A	420	351	—	—	—	—	—
Class I	11	12	—	—	—	—	—
Shares redeemed
Class A	(4,711)	(3,128)	(58,054)	(18,205)	(23,010)	(47,288)	(34,129)
Class I	(24)	(56)	(59)	(71)	(70)	(94)	(125)
Change in shares
Class A	2,377	2,299	(37,437)	(8,003)	(10,275)	(29,652)	(21,875)
Class I	144	106	207	168	99	119	27

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon Index 5 Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund
Operations
Net investment income (loss)	$26,795	$14,317	$2,817	$8,392	$6,468	$4,863	$3,244
Net realized gain (loss)	73,503	18,751	725	(1,548)	6,201	15,973	6,212
Net change in unrealized appreciation
(depreciation)	898,289	173,717	2,516	46,459	93,050	24,674	9,352
Change in net assets from operations	998,587	206,785	6,058	53,303	105,719	45,510	18,808
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(8,492)	(4,537)
Class I	—	—	—	—	—	(115)	(63)
Total distributions to shareholders	—	—	—	—	—	(8,607)	(4,600)
Share transactions[1]
Proceeds from the sale of shares
Class A	350,456	101,308	96,759	123,679	360,952	56,995	44,135
Class I	3,507	536	3,410	4,971	8,971	776	926
Proceeds in connection with acquisition
Class A	—	425,882	—	—	—	—	—
Class I	—	80	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	—	8,492	4,537
Class I	—	—	—	—	—	115	63
Cost of shares redeemed
Class A	(1,074,296)	(220,533)	(40,558)	(57,429)	(158,155)	(50,122)	(37,638)
Class I	(6,453)	(523)	(1,026)	(2,558)	(2,430)	(462)	(333)
Change in net assets from
share transactions	(726,786)	306,750	58,585	68,663	209,338	15,794	11,690
Change in net assets	271,801	513,535	64,643	121,966	315,057	52,697	25,898
Net assets beginning of year	5,474,491	858,876	71,506	226,063	270,865	205,972	129,076
Net assets end of year	$5,746,292	$1,372,411	$136,149	$348,029	$585,922	$258,669	$154,974

[1]Share transactions
Shares sold
Class A	18,948	6,705	9,008	12,561	30,606	4,021	3,615
Class I	188	36	315	502	748	55	76
Shares issued in connection with acquisition
Class A	—	27,982	—	—	—	—	—
Class I	—	5	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	—	595	371
Class I	—	—	—	—	—	8	5
Shares redeemed
Class A	(57,872)	(14,521)	(3,809)	(5,830)	(13,378)	(3,532)	(3,080)
Class I	(343)	(35)	(94)	(260)	(204)	(32)	(27)
Change in shares
Class A	(38,924)	20,166	5,199	6,731	17,228	1,084	906
Class I	(155)	6	221	242	544	31	54

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$6,011	$7,655	$5,845	$7,369	$17,614	$19,704	$4,134
Net realized gain (loss)	16,143	(1,244)	200	(4)	(586)	5,794	(19,083)
Net change in unrealized appreciation
(depreciation)	23,880	60,907	25,807	45,710	85,609	98,764	90,942
Change in net assets from operations	46,034	67,318	31,852	53,075	102,637	124,262	75,993
Distributions to shareholders
From distributable earnings
Class A	(9,334)	—	—	—	—	(8,223)	(21)
Class I	(115)	—	—	—	—	(8,164)	(1,366)
Total distributions to shareholders	(9,449)	—	—	—	—	(16,387)	(1,387)
Share transactions[1]
Proceeds from the sale of shares
Class A	52,011	168,190	198,765	173,991	4,776	104,806	5,904
Class I	884	11,583	6,885	6,648	188,604	62,562	30,422
Reinvestment of distributions
Class A	9,334	—	—	—	—	8,223	21
Class I	115	—	—	—	—	8,164	1,366
Cost of shares redeemed
Class A	(55,962)	(56,794)	(50,012)	(50,309)	(4,340)	(112,628)	(843)
Class I	(278)	(3,303)	(2,589)	(2,180)	(150,786)	(133,948)	(76,539)
Change in net assets from
share transactions	6,104	119,676	153,049	128,150	38,254	(62,821)	(39,669)
Change in net assets	42,689	186,994	184,901	181,225	140,891	45,054	34,937
Net assets beginning of year	256,340	249,215	149,150	224,212	1,079,574	736,650	251,924
Net assets end of year	$299,029	$436,209	$334,051	$405,437	$1,220,465	$781,704	$286,861

[1]Share transactions
Shares sold
Class A	3,899	15,377	18,557	16,108	462	10,547	615
Class I	66	1,062	643	614	18,221	6,274	3,219
Reinvestment of distributions
Class A	696	—	—	—	—	826	2
Class I	8	—	—	—	—	819	140
Shares redeemed
Class A	(4,197)	(5,189)	(4,690)	(4,646)	(422)	(11,380)	(89)
Class I	(20)	(298)	(242)	(201)	(14,617)	(13,557)	(8,052)
Change in shares
Class A	398	10,188	13,867	11,462	40	(7)	528
Class I	54	764	401	413	3,604	(6,464)	(4,693)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund
Operations
Net investment income (loss)	$6,989	$(7,985)	$7,573	$1,008	$318	$1,807	$1,534
Net realized gain (loss)	88,016	227,041	11,915	498	1,605	35,916	(497)
Net change in unrealized appreciation
(depreciation)	178,349	434,916	235,503	12,252	1,625	44,265	(508)
Change in net assets from operations	273,354	653,972	254,991	13,758	3,548	81,988	529
Share transactions[1]
Proceeds from the sale of shares
Class A	102,949	511,379	134,049	—	40,728	25,393	9,977
Class I	276,380	67,874	91,265	58,500	25,628	4,626	2,446
Cost of shares redeemed
Class A	(43,142)	(431,289)	(144,328)	—	(5,379)	(84,802)	(31,683)
Class I	(319,474)	(216,621)	(305,834)	(15,724)	(26,679)	(111,692)	(110,850)
Change in net assets from
share transactions	16,713	(68,657)	(224,848)	42,776	34,298	(166,475)	(130,110)
Change in net assets	290,067	585,315	30,143	56,534	37,846	(84,487)	(129,581)
Net assets beginning of year	904,073	1,823,302	1,080,326	28,636	—	403,106	222,572
Net assets end of year	$1,194,140	$2,408,617	$1,110,469	$85,170	$37,846	$318,619	$92,991

[1]Share transactions
Shares sold
Class A	7,924	17,451	10,317	—	4,004	2,111	1,310
Class I	21,416	2,194	6,939	4,841	2,561	406	312
Shares redeemed
Class A	(3,301)	(14,766)	(11,107)	—	(519)	(6,999)	(4,137)
Class I	(24,104)	(6,823)	(23,281)	(1,298)	(2,508)	(9,454)	(14,423)
Change in shares
Class A	4,623	2,685	(790)	—	3,485	(4,888)	(2,827)
Class I	(2,688)	(4,629)	(16,342)	3,543	53	(9,048)	(14,111)

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/BlackRock Advantage International Fund(a)	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$196	$44,219	$16,759	$(7,017)	$4,063	$43,443	$2,781
Net realized gain (loss)	251	124,737	(46,170)	342,164	(6,791)	2,178	8,448
Net change in unrealized appreciation
(depreciation)	1,229	410,511	119,455	651,190	23,674	213,931	208,875
Change in net assets from operations	1,676	579,467	90,044	986,337	20,946	259,552	220,104
Distributions to shareholders
From distributable earnings
Class A	(20)	—	—	—	—	(39,671)	—
Class I	(147)	—	—	—	—	(80,340)	—
Total distributions to shareholders	(167)	—	—	—	—	(120,011)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	3,186	296,084	75,114	600,897	19,283	67,863	263,849
Class I	25,159	8,690	2,750	150,664	13,493	121,423	322,292
Reinvestment of distributions
Class A	20	—	—	—	—	39,671	—
Class I	147	—	—	—	—	80,340	—
Cost of shares redeemed
Class A	(65)	(747,182)	(151,297)	(609,072)	(15,347)	(102,978)	(126,155)
Class I	(5,000)	(5,594)	(471)	(329,686)	(80,322)	(306,974)	(38,259)
Change in net assets from
share transactions	23,447	(448,002)	(73,904)	(187,197)	(62,893)	(100,655)	421,727
Change in net assets	24,956	131,465	16,140	799,140	(41,947)	38,886	641,831
Net assets beginning of year	—	3,470,300	629,531	3,121,869	442,838	1,472,954	569,840
Net assets end of year	$24,956	$3,601,765	$645,671	$3,921,009	$400,891	$1,511,840	$1,211,671

[1]Share transactions
Shares sold
Class A	319	23,886	9,716	14,696	1,933	4,546	20,868
Class I	2,516	713	349	3,516	1,346	7,913	23,938
Reinvestment of distributions
Class A	2	—	—	—	—	2,780	—
Class I	14	—	—	—	—	5,480	—
Shares redeemed
Class A	(7)	(60,336)	(19,443)	(14,981)	(1,538)	(6,872)	(9,681)
Class I	(474)	(459)	(60)	(7,763)	(8,014)	(20,096)	(2,984)
Change in shares
Class A	314	(36,450)	(9,727)	(285)	395	454	11,187
Class I	2,056	254	289	(4,247)	(6,668)	(6,703)	20,954

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/DFA International Core Equity Fund(a)	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$449	$13,030	$544	$112,711	$27,180	$44,368	$89,182
Net realized gain (loss)	124	59,135	3,705	10,416	(15,650)	156,687	(2,990)
Net change in unrealized appreciation
(depreciation)	4,828	232,100	19,682	143,650	48,876	288,033	53,780
Change in net assets from operations	5,401	304,265	23,931	266,777	60,406	489,088	139,972
Distributions to shareholders
From distributable earnings
Class A	—	—	(11,422)	(74,733)	—	—	—
Class I	—	—	(385)	(24,129)	—	—	—
Total distributions to shareholders	—	—	(11,807)	(98,862)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	9,251	224,824	83,131	399,503	51,275	557,888	385,123
Class I	68,225	14,583	3,309	476,054	136,023	80,037	424,392
Reinvestment of distributions
Class A	—	—	11,422	74,733	—	—	—
Class I	—	—	385	24,129	—	—	—
Cost of shares redeemed
Class A	(372)	(241,343)	(30,429)	(604,619)	(20,420)	(229,310)	(282,810)
Class I	(9,272)	(21,482)	(16,772)	(132,460)	(83,086)	(182,117)	(242,070)
Change in net assets from
share transactions	67,832	(23,418)	51,046	237,340	83,792	226,498	284,635
Change in net assets	73,233	280,847	63,170	405,255	144,198	715,586	424,607
Net assets beginning of year	—	1,024,322	94,122	3,421,595	501,267	1,377,498	2,251,691
Net assets end of year	$73,233	$1,305,169	$157,292	$3,826,850	$645,465	$2,093,084	$2,676,298

[1]Share transactions
Shares sold
Class A	909	15,902	10,081	30,562	4,494	37,379	34,935
Class I	6,821	963	402	33,264	12,030	5,379	38,563
Reinvestment of distributions
Class A	—	—	1,459	5,714	—	—	—
Class I	—	—	49	1,708	—	—	—
Shares redeemed
Class A	(35)	(16,782)	(3,690)	(46,192)	(1,774)	(15,358)	(25,610)
Class I	(936)	(1,403)	(1,958)	(9,428)	(7,450)	(12,320)	(21,860)
Change in shares
Class A	874	(880)	7,850	(9,916)	2,720	22,021	9,325
Class I	5,885	(440)	(1,507)	25,544	4,580	(6,941)	16,703

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Goldman Sachs Competitive Advantage Fund
Operations
Net investment income (loss)	$25,304	$22,476	$85,481	$7,719	$84,222	$8,107	$34,447
Net realized gain (loss)	31,940	41,058	(12,358)	(35,710)	21,721	2,805	217,420
Net change in unrealized appreciation
(depreciation)	29,215	169,099	(58,899)	224,966	211,440	87,778	412,054
Change in net assets from operations	86,459	232,633	14,224	196,975	317,383	98,690	663,921
Distributions to shareholders
From distributable earnings
Class A	(15,605)	—	(60,631)	—	—	(17,472)	(111,297)
Class I	(1,965)	—	(76,325)	—	—	(83)	(182,149)
Total distributions to shareholders	(17,570)	—	(136,956)	—	—	(17,555)	(293,446)
Share transactions[1]
Proceeds from the sale of shares
Class A	160,230	78,029	113,734	77,844	230,431	79,828	125,943
Class I	26,358	110,051	79,048	493	20,441	1,227	157,233
Reinvestment of distributions
Class A	15,605	—	60,631	—	—	17,472	111,297
Class I	1,965	—	76,325	—	—	83	182,149
Cost of shares redeemed
Class A	(206,043)	(206,567)	(161,701)	(239,988)	(380,992)	(133,778)	(256,990)
Class I	(8,831)	(64,585)	(482,740)	(199)	(458,790)	(407)	(438,284)
Change in net assets from
share transactions	(10,716)	(83,072)	(314,703)	(161,850)	(588,910)	(35,575)	(118,652)
Change in net assets	58,173	149,561	(437,435)	35,125	(271,527)	45,560	251,823
Net assets beginning of year	951,369	865,543	1,537,959	1,176,348	2,152,608	554,631	2,393,394
Net assets end of year	$1,009,542	$1,015,104	$1,100,524	$1,211,473	$1,881,081	$600,191	$2,645,217

[1]Share transactions
Shares sold
Class A	13,592	5,286	10,464	5,620	19,285	8,511	7,157
Class I	2,166	7,881	7,217	36	1,806	129	8,862
Reinvestment of distributions
Class A	1,310	—	6,212	—	—	1,897	6,701
Class I	162	—	7,749	—	—	9	10,907
Shares redeemed
Class A	(17,461)	(14,072)	(14,999)	(17,273)	(31,748)	(14,231)	(14,621)
Class I	(731)	(4,358)	(47,097)	(14)	(39,617)	(42)	(24,741)
Change in shares
Class A	(2,559)	(8,786)	1,677	(11,653)	(12,463)	(3,823)	(763)
Class I	1,597	3,523	(32,131)	22	(37,811)	96	(4,972)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Goldman Sachs International 5 Fund	JNL/Goldman Sachs Intrinsic Value Fund	JNL/Goldman Sachs Total Yield Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$157,512	$1,857	$59,043	$47,881	$7,148	$13,614	$3,585
Net realized gain (loss)	226,751	(1,603)	7,392	20,155	(5,627)	(42,809)	18,515
Net change in unrealized appreciation
(depreciation)	818,527	8,370	385,861	333,081	97,768	237,010	16,262
Change in net assets from operations	1,202,790	8,624	452,296	401,117	99,289	207,815	38,362
Distributions to shareholders
From distributable earnings
Class A	(374,516)	(1,539)	(95,392)	(29,838)	(303)	(28,983)	(244)
Class I	(168,486)	(41)	(196,805)	(119,238)	(2,127)	(27,945)	(1,440)
Total distributions to shareholders	(543,002)	(1,580)	(292,197)	(149,076)	(2,430)	(56,928)	(1,684)
Share transactions[1]
Proceeds from the sale of shares
Class A	452,134	23,063	131,654	43,351	69,374	52,539	41,676
Class I	153,329	707	76,059	80,513	138,265	55,003	34,149
Reinvestment of distributions
Class A	374,516	1,539	95,392	29,838	303	28,983	244
Class I	168,486	41	196,805	119,238	2,127	27,945	1,440
Cost of shares redeemed
Class A	(649,346)	(13,696)	(220,692)	(105,584)	(13,795)	(110,674)	(14,350)
Class I	(397,543)	(59)	(226,241)	(237,546)	(105,025)	(155,075)	(44,820)
Change in net assets from
share transactions	101,576	11,595	52,977	(70,190)	91,249	(101,279)	18,339
Change in net assets	761,364	18,639	213,076	181,851	188,108	49,608	55,017
Net assets beginning of year	4,518,929	44,910	2,183,772	1,863,156	460,795	812,589	142,814
Net assets end of year	$5,280,293	$63,549	$2,396,848	$2,045,007	$648,903	$862,197	$197,831

[1]Share transactions
Shares sold
Class A	29,626	2,302	9,192	3,355	6,815	5,066	3,696
Class I	9,972	70	5,246	6,070	13,341	5,220	3,142
Reinvestment of distributions
Class A	25,512	152	7,030	2,378	30	2,792	21
Class I	11,293	4	14,240	9,456	206	2,690	121
Shares redeemed
Class A	(42,653)	(1,370)	(15,388)	(8,158)	(1,358)	(10,600)	(1,264)
Class I	(25,729)	(6)	(15,464)	(17,911)	(10,495)	(14,788)	(3,999)
Change in shares
Class A	12,485	1,084	834	(2,425)	5,487	(2,742)	2,453
Class I	(4,464)	68	4,022	(2,385)	3,052	(6,878)	(736)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Growth & Income Fund
Operations
Net investment income (loss)	$14,043	$15,075	$28,571	$16,870	$(2,205)	$647	$15,862
Net realized gain (loss)	282	(7,506)	85,799	26,449	135,005	4,555	90,348
Net change in unrealized appreciation
(depreciation)	118,611	658,294	158,299	228,963	279,296	1,565	71,645
Change in net assets from operations	132,936	665,863	272,669	272,282	412,096	6,767	177,855
Distributions to shareholders
From distributable earnings
Class A	(2,492)	(147,506)	—	(65,829)	—	—	—
Class I	(16,131)	(63,735)	—	(14,018)	—	—	—
Total distributions to shareholders	(18,623)	(211,241)	—	(79,847)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	62,113	183,570	105,525	87,098	292,124	8,659	51,607
Class I	365,556	36,486	15,976	35,643	24,835	20,023	21,279
Reinvestment of distributions
Class A	2,492	147,506	—	65,829	—	—	—
Class I	16,131	63,735	—	14,018	—	—	—
Cost of shares redeemed
Class A	(22,519)	(367,444)	(279,704)	(211,437)	(435,239)	(8,034)	(118,317)
Class I	(47,393)	(113,718)	(171,377)	(106,738)	(169,277)	(8,004)	(463,376)
Change in net assets from
share transactions	376,380	(49,865)	(329,580)	(115,587)	(287,557)	12,644	(508,807)
Change in net assets	490,693	404,757	(56,911)	76,848	124,539	19,411	(330,952)
Net assets beginning of year	480,479	2,189,924	1,285,450	1,033,570	1,738,882	32,186	964,273
Net assets end of year	$971,172	$2,594,681	$1,228,539	$1,110,418	$1,863,421	$51,597	$633,321

[1]Share transactions
Shares sold
Class A	5,749	10,160	10,330	6,509	11,619	733	4,557
Class I	32,672	1,961	1,496	2,530	940	1,701	1,885
Reinvestment of distributions
Class A	227	8,434	—	4,987	—	—	—
Class I	1,460	3,577	—	1,002	—	—	—
Shares redeemed
Class A	(2,087)	(20,240)	(27,482)	(15,733)	(17,301)	(689)	(10,413)
Class I	(4,354)	(6,059)	(16,014)	(7,551)	(6,225)	(646)	(40,140)
Change in shares
Class A	3,889	(1,646)	(17,152)	(4,237)	(5,682)	44	(5,856)
Class I	29,778	(521)	(14,518)	(4,019)	(5,285)	1,055	(38,255)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Bond Index Fund
Operations
Net investment income (loss)	$2,275	$(4,156)	$25,549	$2,770	$1,793	$—	$26,398
Net realized gain (loss)	(20,595)	287,218	48	(1,342)	4,365	—	6,985
Net change in unrealized appreciation
(depreciation)	42,641	436,591	41,553	34,121	68,517	—	53,261
Change in net assets from operations	24,321	719,653	67,150	35,549	74,675	—	86,644
Distributions to shareholders
From distributable earnings
Class A	(1,165)	—	—	(665)	(5)	—	(20,816)
Class I	(3,209)	—	—	(1,167)	(495)	—	(6,414)
Total distributions to shareholders	(4,374)	—	—	(1,832)	(500)	—	(27,230)
Share transactions[1]
Proceeds from the sale of shares
Class A	74,479	539,865	464,588	25,746	4,050	—	251,459
Class I	132,213	68,186	119,106	42,307	63,166	—	77,445
Reinvestment of distributions
Class A	1,165	—	—	665	5	—	20,816
Class I	3,209	—	—	1,167	495	—	6,414
Cost of shares redeemed
Class A	(16,700)	(426,634)	(389,878)	(17,731)	(1,206)	—	(226,653)
Class I	(32,035)	(310,720)	(106,904)	(4,639)	(79,995)	—	(60,873)
Change in net assets from
share transactions	162,331	(129,303)	86,912	47,515	(13,485)	—	68,608
Change in net assets	182,278	590,350	154,062	81,232	60,690	—	128,022
Net assets beginning of year	103,117	1,819,290	1,070,103	151,103	251,842	—	1,082,334
Net assets end of year	$285,395	$2,409,640	$1,224,165	$232,335	$312,532	$—	$1,210,356

[1]Share transactions
Shares sold
Class A	7,366	14,516	34,992	1,947	382	—	21,006
Class I	13,009	1,784	8,443	3,022	5,854	—	6,211
Reinvestment of distributions
Class A	112	—	—	49	—	—	1,733
Class I	310	—	—	86	46	—	515
Shares redeemed
Class A	(1,639)	(11,557)	(29,497)	(1,320)	(112)	—	(19,036)
Class I	(3,123)	(7,872)	(7,736)	(345)	(7,636)	—	(4,885)
Change in shares
Class A	5,839	2,959	5,495	676	270	—	3,703
Class I	10,196	(6,088)	707	2,763	(1,736)	—	1,841

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund
Operations
Net investment income (loss)	$594	$8,787	$2,139	$16,547	$23,996	$33,955	$6,628
Net realized gain (loss)	1,430	54,153	1,215	6,533	4,601	(53,552)	9,494
Net change in unrealized appreciation
(depreciation)	30,141	232,057	17,631	176,835	156,010	112,833	70,930
Change in net assets from operations	32,165	294,997	20,985	199,915	184,607	93,236	87,052
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(23,163)	—	—
Class I	—	—	—	—	(188)	—	—
Total distributions to shareholders	—	—	—	—	(23,351)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	82,678	217,682	116,348	298,663	191,272	202,506	47,522
Class I	1,080	2,866	1,252	5,500	5,367	3,120	195,968
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	31,404
Class I	—	—	—	—	—	—	116
Reinvestment of distributions
Class A	—	—	—	—	23,163	—	—
Class I	—	—	—	—	188	—	—
Cost of shares redeemed
Class A	(67,865)	(330,926)	(49,133)	(253,335)	(290,674)	(294,569)	(68,769)
Class I	(275)	(1,283)	(400)	(1,208)	(2,344)	(1,189)	(25,871)
Change in net assets from
share transactions	15,618	(111,661)	68,067	49,620	(73,028)	(90,132)	180,370
Change in net assets	47,783	183,336	89,052	249,535	88,228	3,104	267,422
Net assets beginning of year	111,552	1,131,789	64,048	785,216	1,090,204	1,085,831	257,607
Net assets end of year	$159,335	$1,315,125	$153,100	$1,034,751	$1,178,432	$1,088,935	$525,029

[1]Share transactions
Shares sold
Class A	6,339	9,314	10,366	9,963	18,041	9,253	2,894
Class I	87	121	112	183	502	140	11,339
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	1,902
Class I	—	—	—	—	—	—	7
Reinvestment of distributions
Class A	—	—	—	—	2,193	—	—
Class I	—	—	—	—	18	—	—
Shares redeemed
Class A	(5,130)	(14,130)	(4,499)	(8,380)	(27,576)	(13,487)	(4,138)
Class I	(22)	(54)	(37)	(40)	(220)	(54)	(1,526)
Change in shares
Class A	1,209	(4,816)	5,867	1,583	(7,342)	(4,234)	658
Class I	65	67	75	143	300	86	9,820

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
Operations
Net investment income (loss)	$23,156	$29,985	$745	$20,992	$46,732	$324	$486
Net realized gain (loss)	55,191	106,403	75	127,070	16,804	(920)	450
Net change in unrealized appreciation
(depreciation)	264,371	478,426	11,042	991,291	262,799	4,785	10,448
Change in net assets from operations	342,718	614,814	11,862	1,139,353	326,335	4,189	11,384
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(69,336)	—	—
Class I	—	—	—	—	(13,675)	—	—
Total distributions to shareholders	—	—	—	—	(83,011)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	190,414	419,582	80,101	664,011	175,840	18,080	30,890
Class I	1,939	7,474	767	13,194	69,289	345	310
Reinvestment of distributions
Class A	—	—	—	—	69,336	—	—
Class I	—	—	—	—	13,675	—	—
Cost of shares redeemed
Class A	(359,785)	(759,028)	(45,808)	(732,309)	(295,189)	(13,326)	(4,809)
Class I	(1,440)	(2,777)	(408)	(3,924)	(52,012)	(167)	(91)
Change in net assets from
share transactions	(168,872)	(334,749)	34,652	(59,028)	(19,061)	4,932	26,300
Change in net assets	173,846	280,065	46,514	1,080,325	224,263	9,121	37,684
Net assets beginning of year	1,180,806	3,071,164	30,087	2,406,716	1,580,738	16,736	28,652
Net assets end of year	$1,354,652	$3,351,229	$76,601	$3,487,041	$1,805,001	$25,857	$66,336

[1]Share transactions
Shares sold
Class A	14,202	14,843	7,320	35,396	13,340	1,835	2,463
Class I	144	262	70	676	4,970	35	24
Reinvestment of distributions
Class A	—	—	—	—	5,249	—	—
Class I	—	—	—	—	990	—	—
Shares redeemed
Class A	(26,966)	(26,856)	(4,194)	(39,207)	(22,350)	(1,356)	(385)
Class I	(107)	(99)	(37)	(200)	(3,762)	(17)	(7)
Change in shares
Class A	(12,764)	(12,013)	3,126	(3,811)	(3,761)	479	2,078
Class I	37	163	33	476	2,198	18	17

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund
Operations
Net investment income (loss)	$6,204	$12,872	$2,957	$33,652	$126,035	$24,224	$6,455
Net realized gain (loss)	2,021	129,240	5,373	135,237	177,817	129,792	8,231
Net change in unrealized appreciation
(depreciation)	73,820	797,653	14,553	501,706	1,878,129	324,099	35,078
Change in net assets from operations	82,045	939,765	22,883	670,595	2,181,981	478,115	49,764
Distributions to shareholders
From distributable earnings
Class A	(8,180)	—	—	—	(432,190)	—	(7,006)
Class I	(70)	—	—	—	(14,660)	—	(72)
Total distributions to shareholders	(8,250)	—	—	—	(446,850)	—	(7,078)
Share transactions[1]
Proceeds from the sale of shares
Class A	56,868	726,752	196,738	382,619	1,565,463	401,903	269,503
Class I	2,049	23,259	2,832	74,936	65,421	78,071	3,528
Reinvestment of distributions
Class A	8,180	—	—	—	432,190	—	7,006
Class I	70	—	—	—	14,660	—	72
Cost of shares redeemed
Class A	(75,667)	(724,618)	(94,515)	(515,527)	(1,645,371)	(463,720)	(145,077)
Class I	(1,251)	(13,195)	(1,296)	(47,814)	(64,606)	(42,098)	(480)
Change in net assets from
share transactions	(9,751)	12,198	103,759	(105,786)	367,757	(25,844)	134,552
Change in net assets	64,044	951,963	126,642	564,809	2,102,888	452,271	177,238
Net assets beginning of year	306,933	2,453,536	47,038	2,643,627	7,114,240	2,158,803	170,711
Net assets end of year	$370,977	$3,405,499	$173,680	$3,208,436	$9,217,128	$2,611,074	$347,949

[1]Share transactions
Shares sold
Class A	2,249	26,850	17,167	18,582	69,528	22,353	17,808
Class I	81	1,312	241	3,520	2,789	4,268	230
Reinvestment of distributions
Class A	315	—	—	—	19,056	—	444
Class I	3	—	—	—	630	—	4
Shares redeemed
Class A	(2,981)	(27,039)	(8,149)	(24,840)	(73,153)	(25,895)	(9,767)
Class I	(50)	(746)	(107)	(2,226)	(2,764)	(2,237)	(32)
Change in shares
Class A	(417)	(189)	9,018	(6,258)	15,431	(3,542)	8,485
Class I	34	566	134	1,294	655	2,031	202

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$17,285	$10,035	$2,473	$23,531	$44,030	$18,688	$22,394
Net realized gain (loss)	21,086	47,810	(2,268)	(3,060)	42,118	16,857	75,714
Net change in unrealized appreciation
(depreciation)	319,640	105,037	16,133	45,794	11,593	34,396	45,381
Change in net assets from operations	358,011	162,882	16,338	66,265	97,741	69,941	143,489
Distributions to shareholders
From distributable earnings
Class A	—	(621)	(372)	(17,137)	(17,189)	(11,427)	—
Class I	—	(3,180)	(1,976)	(5,938)	(22,555)	(4,797)	—
Total distributions to shareholders	—	(3,801)	(2,348)	(23,075)	(39,744)	(16,224)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	134,879	125,241	6,672	135,245	450,155	345,029	144,569
Class I	26,922	182,163	8,330	163,010	226,662	482,521	77,283
Reinvestment of distributions
Class A	—	621	372	17,137	17,189	11,427	—
Class I	—	3,180	1,976	5,938	22,555	4,797	—
Cost of shares redeemed
Class A	(232,146)	(87,358)	(7,334)	(139,920)	(197,192)	(176,931)	(250,991)
Class I	(64,403)	(138,594)	(78,475)	(17,602)	(84,968)	(30,305)	(486,512)
Change in net assets from
share transactions	(134,748)	85,253	(68,459)	163,808	434,401	636,538	(515,651)
Change in net assets	223,263	244,334	(54,469)	206,998	492,398	690,255	(372,162)
Net assets beginning of year	1,201,372	478,750	163,655	683,631	1,058,955	420,616	1,755,259
Net assets end of year	$1,424,635	$723,084	$109,186	$890,629	$1,551,353	$1,110,871	$1,383,097

[1]Share transactions
Shares sold
Class A	11,317	11,211	619	12,119	43,050	28,755	14,211
Class I	2,273	15,992	773	14,239	21,693	39,402	7,540
Reinvestment of distributions
Class A	—	53	34	1,544	1,659	944	—
Class I	—	270	182	531	2,165	395	—
Shares redeemed
Class A	(19,540)	(8,611)	(685)	(12,563)	(18,781)	(14,785)	(24,726)
Class I	(5,331)	(12,419)	(7,350)	(1,559)	(8,077)	(2,530)	(46,428)
Change in shares
Class A	(8,223)	2,653	(32)	1,100	25,928	14,914	(10,515)
Class I	(3,058)	3,843	(6,395)	13,211	15,781	37,267	(38,888)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund(a)
Operations
Net investment income (loss)	$69,665	$110,655	$3,684	$33,968	$7,789	$15,296	$6,976
Net realized gain (loss)	(19,893)	(73,432)	(29,820)	19,557	(25,310)	(50,647)	(105,201)
Net change in unrealized appreciation
(depreciation)	76,127	242,756	143,472	62,998	51,883	81,335	151,492
Change in net assets from operations	125,899	279,979	117,336	116,523	34,362	45,984	53,267
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(42,208)	(17,325)	(13,369)
Class I	—	—	—	—	(73)	(20)	(65)
Total distributions to shareholders	—	—	—	—	(42,281)	(17,345)	(13,434)
Share transactions[1]
Proceeds from the sale of shares
Class A	242,280	309,846	34,026	208,047	39,939	33,055	116,609
Class I	5,219	47,764	3,742	185,541	433	333	1,406
Proceeds in connection with acquisition
Class A	—	18,195	—	—	—	—	—
Class I	—	559	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	42,208	17,325	13,369
Class I	—	—	—	—	73	20	65
Cost of shares redeemed
Class A	(561,499)	(384,056)	(182,591)	(120,251)	(75,547)	(105,144)	(166,184)
Class I	(7,196)	(123,762)	(5,554)	(119,376)	(143)	(65)	(1,131)
Change in net assets from
share transactions	(321,196)	(131,454)	(150,377)	153,961	6,963	(54,476)	(35,866)
Change in net assets	(195,297)	148,525	(33,041)	270,484	(956)	(25,837)	3,967
Net assets beginning of year	1,631,591	1,941,294	573,177	1,119,764	226,900	349,917	420,305
Net assets end of year	$1,436,294	$2,089,819	$540,136	$1,390,248	$225,944	$324,080	$424,272

[1]Share transactions
Shares sold
Class A	22,911	23,510	2,913	16,929	2,855	2,788	19,233
Class I	490	3,073	307	14,887	32	27	236
Shares issued in connection with acquisition
Class A	—	1,361	—	—	—	—	—
Class I	—	36	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	3,429	1,502	2,236
Class I	—	—	—	—	6	2	11
Shares redeemed
Class A	(52,924)	(29,020)	(15,362)	(9,765)	(5,376)	(8,879)	(27,969)
Class I	(673)	(7,887)	(458)	(9,786)	(10)	(5)	(198)
Change in shares
Class A	(30,013)	(4,149)	(12,449)	7,164	908	(4,589)	(6,500)
Class I	(183)	(4,778)	(151)	5,101	28	24	49

(a)JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/RAFI Multi-Factor U.S. Equity Fund(a)	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Operations
Net investment income (loss)	$59,631	$8,030	$61,949	$3,856	$60	$37,681	$32,382
Net realized gain (loss)	17,390	15,056	248,745	656,203	458,614	9,733	(9,144)
Net change in unrealized appreciation
(depreciation)	446,077	79,493	679,448	1,908,496	1,127,610	19,890	41,095
Change in net assets from operations	523,098	102,579	990,142	2,568,555	1,586,284	67,304	64,333
Distributions to shareholders
From distributable earnings
Class A	(367,580)	—	—	—	—	—	—
Class I	(30,990)	—	—	—	—	—	—
Total distributions to shareholders	(398,570)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	151,823	33,245	2,407,842	1,092,809	766,685	475,162	41,525
Class I	8,071	—	103,142	269,907	41,259	55,450	85,288
Proceeds in connection with acquisition
Class A	—	27,270	—	—	—	—	40,972
Reinvestment of distributions
Class A	367,580	—	—	—	—	—	—
Class I	30,990	—	—	—	—	—	—
Cost of shares redeemed
Class A	(577,328)	(132,438)	(699,124)	(1,354,925)	(1,013,062)	(465,916)	(43,266)
Class I	(234,669)	—	(99,027)	(863,092)	(119,277)	(415,859)	(265,348)
Change in net assets from
share transactions	(253,533)	(71,923)	1,712,833	(855,301)	(324,395)	(351,163)	(140,829)
Change in net assets	(129,005)	30,656	2,702,975	1,713,254	1,261,889	(283,859)	(76,496)
Net assets beginning of year	2,920,936	477,119	3,499,692	8,467,694	5,110,677	1,701,291	608,911
Net assets end of year	$2,791,931	$507,775	$6,202,667	$10,180,948	$6,372,566	$1,417,432	$532,415

[1]Share transactions
Shares sold
Class A	10,909	2,666	151,722	24,292	14,960	47,477	3,928
Class I	564	—	6,435	5,785	773	5,450	8,188
Shares issued in connection with acquisition
Class A	—	2,154	—	—	—	—	3,833
Reinvestment of distributions
Class A	28,385	—	—	—	—	—	—
Class I	2,389	—	—	—	—	—	—
Shares redeemed
Class A	(41,441)	(10,652)	(43,801)	(30,107)	(19,767)	(46,684)	(4,079)
Class I	(17,572)	—	(6,338)	(18,254)	(2,098)	(40,621)	(24,706)
Change in shares
Class A	(2,147)	(5,832)	107,921	(5,815)	(4,807)	793	3,682
Class I	(14,619)	—	97	(12,469)	(1,325)	(35,171)	(16,518)

(a)JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$67,923	$6,607	$2,944	$167,420	$20,056	$25,413
Net realized gain (loss)	205,328	40,263	14,727	195,172	—	97,259
Net change in unrealized appreciation
(depreciation)	729,130	394,050	13,279	1,219,169	—	206,533
Change in net assets from operations	1,002,381	440,920	30,950	1,581,761	20,056	329,205
Distributions to shareholders
From distributable earnings
Class A	—	(8,586)	—	—	(19,775)	—
Class I	—	(56,432)	—	—	(280)	—
Total distributions to shareholders	—	(65,018)	—	—	(20,055)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	314,556	190,932	38,919	1,209,504	1,560,542	88,747
Class I	239,629	205,473	71,116	20,737	45,486	142,889
Reinvestment of distributions
Class A	—	8,586	—	—	19,775	—
Class I	—	56,432	—	—	280	—
Cost of shares redeemed
Class A	(395,741)	(41,166)	(21,655)	(1,303,593)	(1,745,264)	(141,699)
Class I	(553,314)	(385,676)	(47,459)	(5,930)	(45,047)	(144,356)
Change in net assets from
share transactions	(394,870)	34,581	40,921	(79,282)	(164,228)	(54,419)
Change in net assets	607,511	410,483	71,871	1,502,479	(164,227)	274,786
Net assets beginning of year	3,965,564	1,325,539	236,474	7,422,624	1,440,787	1,240,648
Net assets end of year	$4,573,075	$1,736,022	$308,345	$8,925,103	$1,276,560	$1,515,434

[1]Share transactions
Shares sold
Class A	19,712	12,181	3,710	49,375	1,560,540	4,119
Class I	14,452	13,082	6,767	829	45,487	6,250
Reinvestment of distributions
Class A	—	554	—	—	19,776	—
Class I	—	3,636	—	—	280	—
Shares redeemed
Class A	(24,926)	(2,644)	(2,060)	(53,476)	(1,745,264)	(6,627)
Class I	(33,429)	(26,052)	(4,513)	(235)	(45,047)	(6,622)
Change in shares
Class A	(5,214)	10,091	1,650	(4,101)	(164,948)	(2,508)
Class I	(18,977)	(9,334)	2,254	594	720	(372)

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Expense Ratios. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued waivers.

Ratios. Ratios are annualized for periods less than one year.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)(c)
Class A
12/31/20		12.44	0.18	1.32	1.50	—		—	13.94	12.06	2,073,720	49	(d)	0.62	0.92	1.43
12/31/19		10.30	0.20	1.94	2.14	—		—	12.44	20.78	1,569,534	47	(d)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)		(0.64)	10.30	(4.89)	1,035,023	34	(d)	0.58	0.98	1.54
12/31/17	(e)	10.26	0.23	1.44	1.67	(0.15)		(0.22)	11.56	16.71	773,584	39	(d)	0.69	1.00	2.07
12/31/16		10.36	0.16	0.44	0.60	(0.00)	(f)	(0.70)	10.26	5.73	456,663	57	(d)	0.98	1.01	1.53

Class I
12/31/20		12.92	0.24	1.36	1.60	—		—	14.52	12.38	36,032	49	(d)	0.32	0.62	1.83
12/31/19		10.67	0.27	1.98	2.25	—		—	12.92	21.09	23,098	47	(d)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)		(0.64)	10.67	(4.56)	10,760	34	(d)	0.28	0.68	2.88
12/31/17	(e)(g)	10.56	0.26	1.50	1.76	(0.18)		(0.22)	11.92	17.03	1,014	39	(d)	0.47	0.77	2.30
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87	489	57	(d)	0.78	0.81	1.73

JNL/American Funds Blue Chip Income and Growth Fund(a)(b)(h)
Class A
12/31/20		24.35	0.32	1.73	2.05	—		—	26.40	8.42	3,305,413	40		0.59	0.97	1.38
12/31/19		20.13	0.37	3.85	4.22	—		—	24.35	20.96	3,286,576	37		0.59	0.98	1.66
12/31/18		22.12	0.34	(2.33)	(1.99)	—		—	20.13	(9.00)	2,919,769	49		0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—		—	22.12	16.61	3,449,917	34		0.59	1.02	1.67
12/31/16		16.03	0.33	2.61	2.94	—		—	18.97	18.34	2,907,733	30		0.59	1.02	1.90

Class I
12/31/20		24.77	0.46	1.70	2.16	—		—	26.93	8.72	23,182	40		0.29	0.67	1.96
12/31/19		20.41	0.57	3.79	4.36	—		—	24.77	21.36	14,963	37		0.29	0.68	2.53
12/31/18		22.36	0.80	(2.75)	(1.95)	—		—	20.41	(8.72)	6,282	49		0.28	0.71	3.58
12/31/17	(g)	19.13	0.44	2.79	3.23	—		—	22.36	16.88	555	34		0.36	0.79	2.17
12/31/16		16.13	0.39	2.61	3.00	—		—	19.13	18.60	334	30		0.39	0.82	2.23

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: December 31, 2020: 0.92%, 1.22%, 1.13%; December 31, 2019: 0.90%, 1.23%, 1.45%; December 31, 2018: 0.86%, 1.26%, 1.26%; December 31, 2017: 0.89%, 1.20%, 1.87%. JNL/American Funds Balanced Fund - Class I: December 31, 2020: 0.62%, 0.92%, 1.53%; December 31, 2019: 0.60%, 0.93%, 1.97%; December 31, 2018: 0.56%, 0.96%, 2.60%; December 31, 2017: 0.67%, 0.97%, 2.10%.

(d)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 79% and 18% in 2016 and for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86%, 79% and 145% in 2017, 2018, 2019 and 2020, respectively.

(e)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(f)	Amount represents less than $0.005.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(h)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Blue Chip Income and Growth Fund - Class A: December 31, 2020: 1.02%, 1.40%, 0.95%; December 31, 2019: 1.01%, 1.40%, 1.24%; December 31, 2018: 0.99%, 1.42%, 1.13%; December 31, 2017: 1.00%, 1.43%, 1.26%; December 31, 2016: 1.00%, 1.43%, 1.49%. JNL/American Funds Blue Chip Income and Growth Fund - Class I: December 31, 2020: 0.72%, 1.10%, 1.53%; December 31, 2019: 0.71%, 1.10%, 2.11%; December 31, 2018: 0.69%, 1.12%, 3.17%; December 31, 2017: 0.77%, 1.20%, 1.76%; December 31, 2016: 0.80%, 1.23%, 1.82%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital Income Builder Fund(a)(b)
Class A
12/31/20		11.05	0.27	0.17	0.44	—	—	11.49	3.98	181,763	110	(c)	0.65	0.93	2.59
12/31/19		9.41	0.29	1.35	1.64	—	—	11.05	17.43	128,205	44	(c)	0.58	0.94	2.83
12/31/18	(d)	10.00	0.15	(0.74)	(0.59)	—	—	9.41	(5.90)	23,271	42	(c)	0.61	0.98	4.09

Class I
12/31/20		11.11	0.30	0.17	0.47	—	—	11.58	4.23	4,553	110	(c)	0.35	0.63	2.83
12/31/19		9.43	0.32	1.36	1.68	—	—	11.11	17.82	2,975	44	(c)	0.28	0.64	3.08
12/31/18	(d)	10.00	0.21	(0.78)	(0.57)	—	—	9.43	(5.70)	1,222	42	(c)	0.25	0.68	5.70

JNL/American Funds Capital World Bond Fund(a)(e)(f)(g)
Class A
12/31/20		11.31	0.10	0.98	1.08	—	—	12.39	9.55	505,412	88	(h)	0.56	1.00	0.88
12/31/19		10.52	0.14	0.65	0.79	—	—	11.31	7.51	496,660	110	(h)	0.53	1.02	1.27
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)	—	10.52	(1.62)	500,836	78	(h)	0.53	1.05	1.77
12/31/17		10.13	0.01	0.65	0.66	(0.03)	—	10.76	6.56	519,871	74	(h)	0.53	1.05	0.05
12/31/16		9.90	0.02	0.21	0.23	—	—	10.13	2.32	471,248	70	(h)	0.55	1.05	0.23

Class I
12/31/20		11.44	0.16	0.97	1.13	—	—	12.57	9.88	3,664	88	(h)	0.26	0.70	1.37
12/31/19		10.61	0.21	0.62	0.83	—	—	11.44	7.82	2,381	110	(h)	0.23	0.72	1.84
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)	—	10.61	(1.39)	1,313	78	(h)	0.23	0.75	3.01
12/31/17	(i)	10.21	0.05	0.65	0.70	(0.06)	—	10.85	6.81	355	74	(h)	0.30	0.82	0.49
12/31/16		9.95	0.04	0.22	0.26	—	—	10.21	2.61	161	70	(h)	0.35	0.85	0.42

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: December 31, 2020: 1.00%, 1.28%, 2.24%; December 31, 2019: 1.11%, 1.47%, 2.30%; December 31, 2018: 1.15%, 1.52%, 3.55%. JNL/American Funds Capital Income Builder Fund - Class I: December 31, 2020: 0.70%, 0.98%, 2.48%; December 31, 2019: 0.81%, 1.17%, 2.55%; December 31, 2018: 0.79%, 1.22%, 5.16%.

(c)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98%, 72%, and 184% in 2018, 2019 and 2020 respectively.
(d)	The Fund commenced operations on August 13, 2018.
(e)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(f)	Effective April 27, 2020, JNL/American Funds Global Bond Fund name was changed to JNL/American Funds Capital World Bond Fund.
(g)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: December 31, 2020: 1.08%, 1.52%, 0.36%; December 31, 2019: 1.11%, 1.60%, 0.69%; December 31, 2018: 1.10%, 1.62%, 1.20%; December 31, 2017: 1.09%, 1.61%, (0.51%); December 31, 2016: 1.12%, 1.62%, (0.34%). JNL/American Funds Capital World Bond Fund - Class I: December 31, 2020: 0.78%, 1.22%, 0.85%; December 31, 2019: 0.81%, 1.30%, 1.26%; December 31, 2018: 0.80%, 1.32%, 2.44%; December 31, 2017: 0.86%, 1.38%, (0.07%); December 31, 2016: 0.92%, 1.42%, (0.15%).

(h)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 154%, 105%, 125%, 159% and 145% in 2016, 2017, 2018, 2019 and 2020, respectively.
(i)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Growth Fund(a)(b)(c)
Class A
12/31/20		17.45	0.02	5.23	5.25	—	—	22.70	30.09	751,772	17	0.56	1.06	0.09
12/31/19		12.93	0.16	4.36	4.52	—	—	17.45	34.96	454,045	14	0.54	1.07	1.05
12/31/18		14.59	0.09	(1.44)	(1.35)	(0.04)	(0.27)	12.93	(9.31)	222,402	25	0.50	1.10	0.59
12/31/17		11.74	0.07	3.56	3.63	(0.09)	(0.69)	14.59	31.19	169,233	31	0.52	1.12	0.52
12/31/16		11.70	0.07	(0.03)	0.04	—	—	11.74	0.34	92,028	27	0.52	1.12	0.65

Class I
12/31/20		17.56	0.08	5.26	5.34	—	—	22.90	30.41	15,648	17	0.26	0.76	0.44
12/31/19		12.97	0.24	4.35	4.59	—	—	17.56	35.39	7,327	14	0.24	0.77	1.52
12/31/18		14.61	0.20	(1.51)	(1.31)	(0.06)	(0.27)	12.97	(9.03)	2,867	25	0.20	0.80	1.40
12/31/17	(d)	13.93	0.30	0.38	0.68	—	—	14.61	4.88	257	31	0.25	0.85	7.78

JNL/American Funds Global Small Capitalization Fund(a)(b)(e)
Class A
12/31/20		16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)
12/31/19		12.67	(0.02)	3.96	3.94	—	—	16.61	31.10	752,787	50	0.55	1.07	(0.16)
12/31/18		14.31	(0.03)	(1.50)	(1.53)	(0.02)	(0.09)	12.67	(10.77)	618,162	43	0.55	1.10	(0.21)
12/31/17		13.30	0.02	3.25	3.27	(0.03)	(2.23)	14.31	25.52	681,782	33	0.55	1.10	0.13
12/31/16		13.07	0.00	0.23	0.23	—	—	13.30	1.76	494,981	40	0.55	1.10	(0.04)

Class I
12/31/20		16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)
12/31/19		12.85	0.03	4.01	4.04	—	—	16.89	31.44	5,022	50	0.25	0.77	0.19
12/31/18		14.48	0.04	(1.55)	(1.51)	(0.03)	(0.09)	12.85	(10.48)	2,689	43	0.25	0.80	0.30
12/31/17	(f)	13.43	0.09	3.24	3.33	(0.05)	(2.23)	14.48	25.78	379	33	0.31	0.86	0.61
12/31/16		13.17	0.02	0.24	0.26	—	—	13.43	1.97	103	40	0.35	0.90	0.16

JNL/American Funds Growth Fund(a)(b)(g)
Class A
12/31/20		27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04
12/31/19		21.34	0.13	6.34	6.47	—	—	27.81	30.32	1,195,026	21	0.60	1.08	0.53
12/31/18		21.47	0.06	(0.19)	(0.13)	—	—	21.34	(0.61)	558,674	35	0.60	1.15	0.25
12/31/17		16.79	0.04	4.64	4.68	—	—	21.47	27.87	373,976	24	0.62	1.17	0.19
12/31/16		15.40	0.08	1.31	1.39	—	—	16.79	9.03	232,521	26	0.62	1.17	0.48

Class I
12/31/20		28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34
12/31/19		21.43	0.21	6.38	6.59	—	—	28.02	30.75	20,257	21	0.30	0.78	0.85
12/31/18		21.50	0.22	(0.29)	(0.07)	—	—	21.43	(0.33)	9,468	35	0.30	0.85	0.93
12/31/17	(d)	20.09	0.35	1.06	1.41	—	—	21.50	7.02	474	24	0.35	0.90	6.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: December 31, 2020: 1.12%, 1.62%, (0.47%); December 31, 2019: 1.10%, 1.63%, 0.49%; December 31, 2018: 1.05%, 1.65%, 0.04%; December 31, 2017: 1.07%, 1.67%, (0.03%); December 31, 2016: 1.08%, 1.68%, 0.09%. JNL/American Funds Global Growth Fund - Class I: December 31, 2020: 0.82%, 1.32%, (0.12%); December 31, 2019: 0.80%, 1.33%, 0.96%; December 31, 2018: 0.75%, 1.35%, 0.85%; December 31, 2017: 0.80%, 1.40%, 7.23%.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: December 31, 2020: 1.30%, 1.80%, (1.10%); December 31, 2019: 1.30%, 1.82%, (0.91%); December 31, 2018: 1.28%, 1.83%, (0.94%); December 31, 2017: 1.28%, 1.83%, (0.60%); December 31, 2016: 1.29%, 1.84%, (0.78%). JNL/American Funds Global Small Capitalization Fund - Class I: December 31, 2020: 1.00%, 1.50%, (0.81%); December 31, 2019: 1.00%, 1.52%, (0.56%); December 31, 2018: 0.98%, 1.53%, (0.43%); December 31, 2017: 1.04%, 1.59%, (0.12%); December 31, 2016: 1.09%, 1.64%, (0.58%).

(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: December 31, 2020: 0.93%, 1.38%, (0.31%); December 31, 2019: 0.95%, 1.43%, 0.18%; December 31, 2018: 0.94%, 1.49%, (0.09%); December 31, 2017: 0.97%, 1.52%, (0.16%); December 31, 2016: 0.97%, 1.52%, 0.13%. JNL/American Funds Growth Fund - Class I: December 31, 2020: 0.63%, 1.08%, (0.01%); December 31, 2019: 0.65%, 1.13%, 0.50%; December 31, 2018: 0.64%, 1.19%, 0.59%; December 31, 2017: 0.70%, 1.25%, 5.82%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth-Income Fund(a)(b)(c)
Class A
12/31/20		27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98
12/31/19		21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18		22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10
12/31/16		16.42	0.20	1.62	1.82	—	—	18.24	11.08	4,038,917	27	0.67	1.02	1.20

Class I
12/31/20		27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44
12/31/19		22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18		22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	(d)	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41
12/31/16		16.53	0.22	1.64	1.86	—	—	18.39	11.25	408	27	0.47	0.82	1.29

JNL/American Funds International Fund(a)(b)(e)
Class A
12/31/20		15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26
12/31/19		12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18		14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07
12/31/16		11.62	0.13	0.23	0.36	—	—	11.98	3.10	1,099,688	31	0.65	1.20	1.09

Class I
12/31/20		15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65
12/31/19		12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18		15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	(d)	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56
12/31/16		11.69	0.15	0.24	0.39	—	—	12.08	3.34	318	31	0.45	1.00	1.25

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: December 31, 2020: 0.93%, 1.23%, 0.69%; December 31, 2019: 0.93%, 1.25%, 1.01%; December 31, 2018: 0.92%, 1.27%, 0.79%; December 31, 2017: 0.93%, 1.28%, 0.82%; December 31, 2016: 0.96%, 1.31%, 0.91%. JNL/American Funds Growth-Income Fund - Class I: December 31, 2020: 0.63%, 0.93%, 1.15%; December 31, 2019: 0.63%, 0.95%, 1.58%; December 31, 2018: 0.62%, 0.97%, 2.41%; December 31, 2017: 0.69%, 1.04%, 2.13%; December 31, 2016: 0.76%, 1.11%, 1.00%.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: December 31, 2020: 1.18%, 1.68%, (0.29%); December 31, 2019: 1.17%, 1.69%, 0.49%; December 31, 2018: 1.16%, 1.71%, 0.75%; December 31, 2017: 1.16%, 1.71%, 0.54%; December 31, 2016: 1.19%, 1.74%, 0.55%. JNL/American Funds International Fund - Class I: December 31, 2020: 0.88%, 1.38%, 0.10%; December 31, 2019: 0.87%, 1.39%, 0.97%; December 31, 2018: 0.86%, 1.41%, 2.35%; December 31, 2017: 0.93%, 1.48%, 1.03%; December 31, 2016: 0.99%, 1.54%, 0.71%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds New World Fund(a)(b)(c)
Class A
12/31/20		14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)
12/31/19		11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18		13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64
12/31/16		9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	32	0.65	1.40	0.44

Class I
12/31/20		14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)
12/31/19		11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18		13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	(d)	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22
12/31/16		9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	32	0.45	1.20	0.55

JNL/Vanguard Capital Growth Fund(e)(f)
Class A
12/31/20		13.35	0.11	2.13	2.24	—	—	15.59	16.78	466,808	6	0.59	0.93	0.86
12/31/19		10.61	0.06	2.68	2.74	—	—	13.35	25.82	404,732	5	0.58	0.94	0.49
12/31/18		10.80	0.00	(0.19)	(0.19)	—	—	10.61	(1.76)	278,980	6	0.58	0.98	0.01
12/31/17	(g)	10.00	(0.02)	0.82	0.80	—	—	10.80	8.00	71,616	7	0.58	0.98	(0.58)

Class I
12/31/20		13.45	0.16	2.15	2.31	—	—	15.76	17.17	12,271	6	0.29	0.63	1.21
12/31/19		10.66	0.09	2.70	2.79	—	—	13.45	26.17	8,349	5	0.28	0.64	0.77
12/31/18		10.82	0.00	(0.16)	(0.16)	—	—	10.66	(1.48)	5,106	6	0.28	0.68	(0.02)
12/31/17	(g)	10.00	(0.01)	0.83	0.82	—	—	10.82	8.20	113	7	0.28	0.68	(0.28)

JNL/Vanguard Equity Income Fund(e)(h)
Class A
12/31/20		12.35	0.21	0.11	0.32	—	—	12.67	2.59	546,210	40	0.59	0.93	1.88
12/31/19		9.98	0.19	2.18	2.37	—	—	12.35	23.75	359,069	33	0.58	0.94	1.70
12/31/18		10.67	0.10	(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36	0.58	0.98	0.90
12/31/17	(g)	10.00	(0.02)	0.69	0.67	—	—	10.67	6.70	29,181	38	0.58	0.98	(0.58)

Class I
12/31/20		12.44	0.26	0.11	0.37	—	—	12.81	2.97	16,185	40	0.29	0.63	2.28
12/31/19		10.03	0.19	2.22	2.41	—	—	12.44	24.03	9,821	33	0.28	0.64	1.67
12/31/18		10.69	0.08	(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36	0.28	0.68	0.74
12/31/17	(g)	10.00	(0.01)	0.70	0.69	—	—	10.69	6.90	281	38	0.28	0.68	(0.28)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: December 31, 2020: 1.32%, 1.98%, (1.07%); December 31, 2019: 1.40%, 2.12%, (0.21%); December 31, 2018: 1.41%, 2.16%, (0.29%); December 31, 2017: 1.42%, 2.17%, (0.13%); December 31, 2016: 1.43%, 2.18%, (0.34%). JNL/American Funds New World Fund - Class I: December 31, 2020: 1.02%, 1.68%, (0.76%); December 31, 2019: 1.10%, 1.82%, 0.27%; December 31, 2018: 1.11%, 1.86%, 0.72%; December 31, 2017: 1.18%, 1.93%, 0.45%; December 31, 2016: 1.23%, 1.98%, (0.23%).

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(f)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Vanguard Capital Growth Fund - Class A: December 31, 2020: 0.93%, 1.27%, 0.52%; December 31, 2019: 0.92%, 1.28%, 0.15%; December 31, 2018: 0.92%, 1.32%, (0.33%); December 31, 2017: 0.94%, 1.34%, (0.94%). JNL/Vanguard Capital Growth Fund - Class I: December 31, 2020: 0.63%, 0.97%, 0.87%; December 31, 2019: 0.62%, 0.98%, 0.43%; December 31, 2018: 0.62%, 1.02%, (0.36%); December 31, 2017: 0.64%, 1.04%, (0.64%).

(g)	The Fund commenced operations on September 25, 2017.
(h)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Vanguard Equity Income Fund - Class A: December 31, 2020: 0.89%, 1.23%, 1.58%; December 31, 2019: 0.88%, 1.24%, 1.40%; December 31, 2018: 0.87%, 1.27%, 0.61%; December 31, 2017: 0.89%, 1.29%, (0.89%). JNL/Vanguard Equity Income Fund - Class I: December 31, 2020: 0.59%, 0.93%, 1.98%; December 31, 2019: 0.58%, 0.94%, 1.37%; December 31, 2018: 0.57%, 0.97%, 0.45%; December 31, 2017: 0.59%, 0.99%, (0.59%).

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Vanguard International Fund(a)(b)
Class A
12/31/20		11.72	0.07		6.57	6.64	—	—	18.36	56.66	1,266,830	22		0.59	1.08	0.50
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14		0.58	1.09	0.77
12/31/18		10.34	(0.00)	(c)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16		0.58	1.13	(0.05)
12/31/17	(d)	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16		0.58	1.13	(0.58)

Class I
12/31/20		11.79	0.10		6.64	6.74	—	—	18.53	57.17	30,461	22		0.29	0.78	0.71
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14		0.28	0.79	0.96
12/31/18		10.34	(0.00)	(c)	(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16		0.28	0.83	(0.01)
12/31/17	(d)	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16		0.28	0.83	(0.28)

JNL/Vanguard Small Company Growth Fund(a)(e)
Class A
12/31/20		12.60	0.00		2.82	2.82	—	—	15.42	22.38	232,118	53		0.68	1.03	0.02
12/31/19		9.90	(0.02)		2.72	2.70	—	—	12.60	27.27	277,732	58		0.65	1.04	(0.15)
12/31/18		10.74	(0.05)		(0.79)	(0.84)	—	—	9.90	(7.82)	267,736	66		0.58	1.08	(0.42)
12/31/17	(d)	10.00	(0.02)		0.76	0.74	—	—	10.74	7.40	55,805	93		0.58	1.08	(0.58)

Class I
12/31/20		12.69	0.04		2.85	2.89	—	—	15.58	22.77	5,941	53		0.38	0.73	0.30
12/31/19		9.94	0.01		2.74	2.75	—	—	12.69	27.67	5,616	58		0.35	0.74	0.11
12/31/18		10.75	(0.02)		(0.79)	(0.81)	—	—	9.94	(7.53)	3,320	66		0.28	0.78	(0.18)
12/31/17	(d)	10.00	(0.01)		0.76	0.75	—	—	10.75	7.50	98	93		0.28	0.78	(0.28)

JNL Aggressive Growth Allocation Fund(f)
Class A
12/31/20		14.66	0.06		2.34	2.40	—	—	17.06	16.37	1,635,883	18		0.45	0.45	0.42
12/31/19		11.63	0.02		3.01	3.03	—	—	14.66	26.05	1,518,439	17		0.45	0.45	0.12
12/31/18		12.99	0.05		(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05		2.24	2.29	—	—	12.99	21.40	1,525,405	172	(g)	0.26	0.26	0.45
12/31/16		9.90	0.06		0.74	0.80	—	—	10.70	8.08	884,110	38		0.16	0.16	0.56

Class I
12/31/20		14.76	0.12		2.35	2.47	—	—	17.23	16.73	11,031	18		0.15	0.15	0.83
12/31/19		11.68	0.07		3.01	3.08	—	—	14.76	26.37	8,400	17		0.15	0.15	0.50
12/31/18		13.00	0.13		(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	(h)	12.40	(0.01)		0.61	0.60	—	—	13.00	4.84	266	172	(g)	0.15	0.15	(0.15)

(a)

The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Vanguard International Fund - Class A: December 31, 2020: 0.97%, 1.46%, 0.12%; December 31, 2019: 0.96%, 1.47%, 0.39%; December 31, 2018: 0.95%, 1.50%, (0.42%); December 31, 2017: 0.97%, 1.52%, (0.97%). JNL/Vanguard International Fund - Class I: December 31, 2020: 0.67%, 1.16%, 0.33%; December 31, 2019: 0.66%, 1.17%, 0.58%; December 31, 2018: 0.65%, 1.20%, (0.38%); December 31, 2017: 0.67%, 1.22%, (0.67%).

(c)	Amount represents less than $0.005.
(d)	The Fund commenced operations on September 25, 2017.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Vanguard Small Company Growth Fund - Class A: December 31, 2020: 0.98%, 1.33%, (0.28%); December 31, 2019: 0.97%, 1.36%, (0.47%); December 31, 2018: 0.90%, 1.40%, (0.74%); December 31, 2017: 0.92%, 1.42%, (0.92%). JNL/Vanguard Small Company Growth Fund - Class I: December 31, 2020: 0.68%, 1.03%, 0.00%; December 31, 2019: 0.67%, 1.06%, (0.21%); December 31, 2018: 0.60%, 1.10%, (0.50%); December 31, 2017: 0.62%, 1.12%, (0.62%).

(f)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(g)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Aggressive Growth Allocation Fund: 51%.

(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Conservative Allocation Fund(a)
Class A
12/31/20		12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48		0.48	0.48	(0.39)
12/31/19		11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32		0.48	0.49	0.99
12/31/18		11.85	0.16	(0.53)	(0.37)	—	—	11.48	(3.12)	345,579	35		0.50	0.50	1.40
12/31/17		10.98	0.12	0.75	0.87	—	—	11.85	7.92	257,444	167	(b)	0.34	0.34	1.03
12/31/16		10.51	0.10	0.37	0.47	—	—	10.98	4.47	149,066	50		0.22	0.22	0.96

Class I
12/31/20		12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48		0.18	0.18	(0.09)
12/31/19		11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32		0.18	0.19	1.71
12/31/18		11.86	0.31	(0.65)	(0.34)	—	—	11.52	(2.87)	431	35		0.19	0.20	2.65
12/31/17	(c)	11.69	(0.01)	0.18	0.17	—	—	11.86	1.45	7	167	(b)	0.20	0.20	(0.20)

JNL Growth Allocation Fund(a)
Class A
12/31/20		15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22		0.45	0.45	0.28
12/31/19		12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(d)	0.24	0.24	0.64
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63

Class I
12/31/20		15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22		0.15	0.15	0.65
12/31/19		12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	(c)	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(d)	0.15	0.15	(0.15)

JNL Moderate Allocation Fund(a)
Class A
12/31/20		14.47	(0.01)	1.63	1.62	—	—	16.09	11.20	2,744,458	27		0.45	0.45	(0.04)
12/31/19		12.51	0.10	1.86	1.96	—	—	14.47	15.67	611,892	22		0.48	0.48	0.74
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—	13.16	10.50	480,115	137	(e)	0.31	0.31	0.95
12/31/16		11.32	0.09	0.50	0.59	—	—	11.91	5.21	447,357	42		0.22	0.22	0.82

Class I
12/31/20		14.56	0.04	1.65	1.69	—	—	16.25	11.61	13,677	27		0.15	0.15	0.27
12/31/19		12.55	0.22	1.79	2.01	—	—	14.56	16.02	5,976	22		0.18	0.18	1.59
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	(c)	12.88	(0.01)	0.30	0.29	—	—	13.17	2.25	552	137	(e)	0.25	0.25	(0.25)

JNL Moderate Growth Allocation Fund(a)
Class A
12/31/20		15.30	0.02	1.93	1.95	—	—	17.25	12.75	5,015,320	30		0.44	0.44	0.16
12/31/19		12.80	0.06	2.44	2.50	—	—	15.30	19.53	2,368,779	17		0.44	0.44	0.45
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(f)	0.26	0.26	0.66
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44		0.15	0.15	0.67

Class I
12/31/20		15.40	0.07	1.96	2.03	—	—	17.43	13.18	7,961	30		0.14	0.14	0.47
12/31/19		12.85	0.14	2.41	2.55	—	—	15.40	19.84	4,297	17		0.14	0.14	0.97
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	(c)	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(f)	—	—	0.00

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Conservative Allocation Fund: 47%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Growth Allocation Fund: 49%.

(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Allocation Fund: 48%.

(f)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Growth Allocation Fund: 44%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Allocation Fund(a)
Class A
12/31/20		19.06	0.17	3.65	3.82	—	—	22.88	20.04	3,498,159	18	0.64	0.64	0.85
12/31/19		15.45	0.24	3.37	3.61	—	—	19.06	23.37	2,808,536	19	0.64	0.64	1.36
12/31/18		16.33	0.20	(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14	0.64	0.64	1.19
12/31/17		13.54	0.12	2.67	2.79	—	—	16.33	20.61	2,090,329	55	0.64	0.64	0.79
12/31/16		12.60	0.16	0.78	0.94	—	—	13.54	7.46	1,359,847	19	0.65	0.65	1.23

Class I
12/31/20		19.20	0.30	3.62	3.92	—	—	23.12	20.42	31,660	18	0.34	0.34	1.52
12/31/19		15.52	0.31	3.37	3.68	—	—	19.20	23.71	16,654	19	0.34	0.34	1.75
12/31/18		16.35	0.40	(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14	0.34	0.34	2.44
12/31/17	(b)	15.63	0.22	0.50	0.72	—	—	16.35	4.61	268	55	0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(a)
Class A
12/31/20		16.86	0.20	2.72	2.92	—	—	19.78	17.32	2,832,349	20	0.64	0.64	1.14
12/31/19		14.21	0.26	2.39	2.65	—	—	16.86	18.65	2,441,777	22	0.64	0.64	1.69
12/31/18		14.89	0.23	(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25	0.64	0.64	1.55
12/31/17		12.87	0.12	1.90	2.02	—	—	14.89	15.70	2,218,378	57	0.64	0.64	0.85
12/31/16		11.99	0.19	0.69	0.88	—	—	12.87	7.34	1,708,441	15	0.65	0.65	1.54

Class I
12/31/20		16.98	0.19	2.81	3.00	—	—	19.98	17.67	20,462	20	0.34	0.34	1.07
12/31/19		14.27	0.36	2.35	2.71	—	—	16.98	18.99	15,462	22	0.34	0.34	2.24
12/31/18		14.91	0.39	(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25	0.34	0.34	2.57
12/31/17	(b)	14.41	0.24	0.26	0.50	—	—	14.91	3.47	568	57	0.35	0.35	6.09

JNL/DFA Growth Allocation Fund(a)
Class A
12/31/20		11.53	0.12	1.10	1.22	(0.16)	—	12.59	10.59	252,885	17	0.55	0.65	1.11
12/31/19		9.72	0.15	1.93	2.08	(0.15)	(0.12)	11.53	21.46	212,639	45	0.56	0.65	1.42
12/31/18		10.88	0.20	(1.36)	(1.16)	—	—	9.72	(10.65)	156,272	11	0.60	0.65	1.91
12/31/17	(c)	10.00	0.20	1.03	1.23	(0.34)	(0.01)	10.88	12.23	80,204	3	0.60	0.65	2.72

Class I
12/31/20		11.58	0.16	1.10	1.26	(0.19)	—	12.65	10.92	6,332	17	0.20	0.35	1.47
12/31/19		9.75	0.21	1.91	2.12	(0.17)	(0.12)	11.58	21.85	4,916	45	0.21	0.35	1.88
12/31/18		10.88	0.31	(1.44)	(1.13)	—	—	9.75	(10.37)	2,738	11	0.25	0.35	2.93
12/31/17	(b)	10.69	0.09	0.45	0.54	(0.34)	(0.01)	10.88	5.07	77	3	0.25	0.35	3.18

JNL/DFA Moderate Growth Allocation Fund(a)
Class A
12/31/20		11.39	0.13	1.02	1.15	(0.15)	—	12.39	10.15	214,414	14	0.56	0.65	1.20
12/31/19		9.86	0.17	1.63	1.80	(0.16)	(0.11)	11.39	18.40	168,481	35	0.58	0.65	1.55
12/31/18		10.71	0.22	(1.07)	(0.85)	—	—	9.86	(7.93)	123,206	10	0.60	0.65	2.10
12/31/17	(c)	10.00	0.20	0.78	0.98	(0.26)	(0.01)	10.71	9.79	63,960	5	0.61	0.65	2.68

Class I
12/31/20		11.46	0.17	1.03	1.20	(0.18)	—	12.48	10.54	6,616	14	0.21	0.35	1.52
12/31/19		9.91	0.21	1.64	1.85	(0.19)	(0.11)	11.46	18.76	5,555	35	0.23	0.35	1.94
12/31/18		10.72	0.32	(1.13)	(0.81)	—	—	9.91	(7.55)	3,759	10	0.25	0.35	3.08
12/31/17	(b)	10.57	0.12	0.31	0.43	(0.27)	(0.01)	10.72	4.03	174	5	0.26	0.35	4.28

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)	The Fund commenced operations on April 24, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs 4 Fund(a)(b)
Class A
12/31/20		23.92	(0.08)		1.16	1.08	—	—	25.00	4.52	5,495,372	0		0.35	0.35	(0.35)
12/31/19		19.13	0.48		4.31	4.79	—	—	23.92	25.04	6,455,609	11		0.35	0.35	2.20
12/31/18		20.41	0.37		(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37		2.35	2.72	—	—	20.41	15.38	7,125,698	102	(c)	0.13	0.13	2.02
12/31/16		16.04	0.32		1.33	1.65	—	—	17.69	10.29	7,122,476	7		0.05	0.05	1.91

Class I
12/31/20		24.08	(0.01)		1.18	1.17	—	—	25.25	4.86	17,026	0		0.05	0.05	(0.05)
12/31/19		19.20	0.69		4.19	4.88	—	—	24.08	25.42	12,073	11		0.05	0.05	3.12
12/31/18		20.42	0.71		(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	(d)	18.63	(0.00)	(e)	1.79	1.79	—	—	20.42	9.61	826	102	(c)	0.06	0.06	(0.06)

JNL/Goldman Sachs Managed Aggressive Growth Fund(a)(f)
Class A
12/31/20		26.27	(0.05)		5.33	5.28	—	—	31.55	20.10	2,556,014	15		0.45	0.45	(0.21)
12/31/19		20.72	(0.01)		5.56	5.55	—	—	26.27	26.79	2,323,412	13		0.45	0.45	(0.05)
12/31/18		22.21	0.10		(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13		4.06	4.19	—	—	22.21	23.25	2,233,446	112	(g)	0.23	0.23	0.63
12/31/16		17.00	0.09		0.93	1.02	—	—	18.02	6.00	1,841,402	16		0.15	0.15	0.52

Class I
12/31/20		26.45	0.02		5.39	5.41	—	—	31.86	20.45	12,732	15		0.15	0.15	0.07
12/31/19		20.80	0.08		5.57	5.65	—	—	26.45	27.16	11,399	13		0.15	0.15	0.32
12/31/18		22.23	0.32		(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	(d)	20.99	(0.01)		1.25	1.24	—	—	22.23	5.91	55	112	(g)	0.15	0.15	(0.15)

JNL/Goldman Sachs Managed Conservative Fund(a)(h)
Class A
12/31/20		14.56	(0.02)		1.30	1.28	—	—	15.84	8.79	1,225,287	31		0.46	0.46	(0.12)
12/31/19		13.11	0.11		1.34	1.45	—	—	14.56	11.06	1,206,602	19		0.45	0.45	0.81
12/31/18		13.42	0.19		(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16		0.70	0.86	—	—	13.42	6.85	1,481,929	109	(i)	0.23	0.23	1.20
12/31/16		11.96	0.15		0.45	0.60	—	—	12.56	5.02	1,586,568	16		0.15	0.15	1.19

Class I
12/31/20		14.62	0.02		1.31	1.33	—	—	15.95	9.10	1,977	31		0.16	0.16	0.17
12/31/19		13.13	0.23		1.26	1.49	—	—	14.62	11.35	2,084	19		0.15	0.15	1.66
12/31/18		13.44	0.53		(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	(d)	13.26	0.00		0.18	0.18	—	—	13.44	1.36	1	109	(i)	—	—	0.00

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)	Effective April 27, 2020, JNL/S&P 4 Fund name was changed to JNL/Goldman Sachs 4 Fund.
(c)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs 4 Fund: 5%.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	Amount represents less than $0.005.
(f)	Effective April 27, 2020, JNL/S&P Managed Aggressive Growth Fund name was changed to JNL/Goldman Sachs Managed Aggressive Growth Fund.
(g)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Aggressive Growth Fund: 18%.

(h)	Effective April 27, 2020, JNL/S&P Managed Conservative Fund name was changed to JNL/Goldman Sachs Managed Conservative Fund.
(i)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Conservative Fund: 12%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Growth Fund(a)(b)
Class A
12/31/20		22.07	(0.06)		4.19	4.13	—	—	26.20	18.71	5,669,291	18		0.43	0.43	(0.27)
12/31/19		17.74	(0.01)		4.34	4.33	—	—	22.07	24.41	5,466,360	15		0.43	0.43	(0.07)
12/31/18		18.86	0.12		(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11		3.17	3.28	—	—	18.86	21.05	5,682,182	111	(c)	0.22	0.22	0.64
12/31/16		14.71	0.09		0.78	0.87	—	—	15.58	5.91	5,049,708	15		0.14	0.14	0.63

Class I
12/31/20		22.22	0.01		4.22	4.23	—	—	26.45	19.04	14,635	18		0.13	0.13	0.05
12/31/19		17.81	0.05		4.36	4.41	—	—	22.22	24.76	8,149	15		0.13	0.13	0.24
12/31/18		18.87	0.32		(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	(d)	17.91	(0.01)		0.97	0.96	—	—	18.87	5.36	245	111	(c)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Fund(a)(e)
Class A
12/31/20		17.11	(0.04)		2.16	2.12	—	—	19.23	12.39	2,869,173	24		0.44	0.44	(0.22)
12/31/19		14.90	0.11		2.10	2.21	—	—	17.11	14.83	2,909,925	16		0.44	0.44	0.71
12/31/18		15.43	0.18		(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14		1.41	1.55	—	—	15.43	11.17	3,315,407	108	(f)	0.22	0.22	0.96
12/31/16		13.15	0.13		0.60	0.73	—	—	13.88	5.55	3,276,357	9		0.14	0.14	0.97

Class I
12/31/20		17.23	0.01		2.18	2.19	—	—	19.42	12.71	4,289	24		0.14	0.14	0.08
12/31/19		14.95	0.18		2.10	2.28	—	—	17.23	15.25	3,286	16		0.14	0.14	1.09
12/31/18		15.44	0.27		(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	(d)	15.06	(0.01)		0.39	0.38	—	—	15.44	2.52	113	108	(f)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Growth Fund(a)(g)
Class A
12/31/20		19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20		0.43	0.43	(0.30)
12/31/19		16.68	0.09		3.10	3.19	—	—	19.87	19.12	5,740,456	16		0.43	0.43	0.47
12/31/18		17.54	0.15		(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43	0.43	0.86
12/31/17		15.12	0.13		2.29	2.42	—	—	17.54	16.01	6,379,304	108	(h)	0.22	0.22	0.78
12/31/16		14.31	0.11		0.70	0.81	—	—	15.12	5.66	6,050,202	13		0.14	0.14	0.73

Class I
12/31/20		20.01	(0.00)	(i)	3.18	3.18	—	—	23.19	15.89	5,618	20		0.13	0.13	(0.01)
12/31/19		16.74	0.12		3.15	3.27	—	—	20.01	19.53	5,836	16		0.13	0.13	0.66
12/31/18		17.56	0.35		(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13	0.13	1.95
12/31/17	(d)	16.90	(0.01)		0.67	0.66	—	—	17.56	3.91	846	108	(h)	0.14	0.14	(0.14)

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)	Effective April 27, 2020, JNL/S&P Managed Growth Fund name was changed to JNL/Goldman Sachs Managed Growth Fund.
(c)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Growth Fund: 15%.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	Effective April 27, 2020, JNL/S&P Managed Moderate Fund name was changed to JNL/Goldman Sachs Managed Moderate Fund.
(f)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Fund: 12%.

(g)	Effective April 27, 2020, JNL/S&P Managed Moderate Growth Fund name was changed to JNL/Goldman Sachs Managed Moderate Growth Fund.
(h)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Growth Fund: 11%.

(i)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Index 5 Fund(a)
Class A
12/31/20		16.36	0.06	1.96	2.02	—	—	18.38	12.35	1,267,629	4		0.35	0.35	0.36
12/31/19		13.48	0.19	2.69	2.88	—	—	16.36	21.37	1,371,241	13		0.36	0.36	1.25
12/31/18		14.62	0.22	(1.36)	(1.14)	—	—	13.48	(7.80)	857,993	9		0.35	0.35	1.52
12/31/17		12.68	0.20	1.74	1.94	—	—	14.62	15.30	1,025,322	109	(b)	0.14	0.14	1.47
12/31/16		11.33	0.04	1.31	1.35	—	—	12.68	11.92	846,638	6		0.05	0.05	0.31

Class I
12/31/20		16.48	0.13	1.97	2.10	—	—	18.58	12.74	2,231	4		0.05	0.05	0.84
12/31/19		13.54	0.21	2.73	2.94	—	—	16.48	21.71	1,170	13		0.06	0.06	1.35
12/31/18		14.63	0.74	(1.83)	(1.09)	—	—	13.54	(7.45)	883	9		0.05	0.05	5.15
12/31/17	(c)	13.88	0.00	0.75	0.75	—	—	14.63	5.40	1	109	(b)	—	—	0.00

JNL/Vanguard Global Bond Market Index Fund
Class A
12/31/20		10.91	0.11	0.50	0.61	—	—	11.52	5.59	191,910	23		0.58	0.65	0.99
12/31/19		10.14	0.31	0.46	0.77	—	—	10.91	7.59	132,322	23		0.55	0.65	2.89
12/31/18		10.05	0.28	(0.19)	0.09	—	—	10.14	0.90	70,213	19		0.55	0.65	2.80
12/31/17	(d)	10.00	0.14	(0.09)	0.05	—	—	10.05	0.50	13,791	23		0.58	0.68	5.33

Class I
12/31/20		11.00	0.15	0.49	0.64	—	—	11.64	5.82	5,311	23		0.28	0.35	1.29
12/31/19		10.18	0.39	0.43	0.82	—	—	11.00	8.05	3,827	23		0.25	0.35	3.60
12/31/18		10.06	0.35	(0.23)	0.12	—	—	10.18	1.19	1,293	19		0.25	0.35	3.47
12/31/17	(d)	10.00	0.12	(0.06)	0.06	—	—	10.06	0.60	16	23		0.28	0.38	4.62

JNL/Vanguard International Stock Market Index Fund
Class A
12/31/20		10.74	0.18	0.98	1.16	—	—	11.90	10.80	443,240	9		0.61	0.65	1.81
12/31/19		8.88	0.28	1.58	1.86	—	—	10.74	20.95	339,835	7		0.58	0.65	2.86
12/31/18		10.45	0.25	(1.82)	(1.57)	—	—	8.88	(15.02)	221,452	18		0.58	0.65	2.55
12/31/17	(d)	10.00	0.11	0.34	0.45	—	—	10.45	4.50	118,273	65		0.58	0.65	3.95

Class I
12/31/20		10.80	0.22	0.99	1.21	—	—	12.01	11.20	11,642	9		0.31	0.35	2.20
12/31/19		8.91	0.32	1.57	1.89	—	—	10.80	21.21	8,194	7		0.28	0.35	3.24
12/31/18		10.45	0.34	(1.88)	(1.54)	—	—	8.91	(14.74)	4,611	18		0.28	0.35	3.47
12/31/17	(d)	10.00	0.13	0.32	0.45	—	—	10.45	4.50	189	65		0.28	0.35	4.58

JNL/Vanguard U.S. Stock Market Index Fund
Class A
12/31/20		13.13	0.16	2.49	2.65	—	—	15.78	20.18	871,033	11		0.56	0.61	1.19
12/31/19		10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20		0.54	0.60	1.50
12/31/18		10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7		0.54	0.60	1.58
12/31/17	(d)	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67		0.54	0.60	3.33

Class I
12/31/20		13.23	0.20	2.53	2.73	—	—	15.96	20.63	24,056	11		0.26	0.31	1.51
12/31/19		10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20		0.24	0.30	1.82
12/31/18		10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7		0.24	0.30	2.07
12/31/17	(d)	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67		0.24	0.30	7.15

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Mellon Index 5 Fund: 5%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL iShares Tactical Growth Fund(a)(b)
Class A
12/31/20		14.95	0.19	1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54	0.66		0.66		1.33
12/31/19		12.73	0.29	2.44	2.73	(0.24)	(0.27)	14.95	21.65	255,443	44	0.65		0.65		2.05
12/31/18		14.38	0.25	(1.55)	(1.30)	(0.19)	(0.16)	12.73	(9.12)	203,626	43	0.65		0.65		1.77
12/31/17		12.20	0.20	2.15	2.35	(0.17)	—	14.38	19.35	221,557	29	0.67	(c)	0.99	(c)	1.53
12/31/16		12.06	0.20	0.79	0.99	(0.16)	(0.69)	12.20	8.48	174,347	66	0.67		1.12		1.63

Class I
12/31/20		14.99	0.25	1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54	0.36		0.36		1.74
12/31/19		12.76	0.34	2.44	2.78	(0.28)	(0.27)	14.99	22.02	3,226	44	0.35		0.35		2.36
12/31/18		14.40	0.40	(1.66)	(1.26)	(0.22)	(0.16)	12.76	(8.85)	2,346	43	0.35		0.35		2.80
12/31/17	(d)	13.57	0.11	0.72	0.83	—	—	14.40	6.12	27	29	0.35		0.35		2.94

JNL iShares Tactical Moderate Fund(a)(b)
Class A
12/31/20		12.59	0.20	0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58	0.65		0.65		1.57
12/31/19		11.37	0.28	1.34	1.62	(0.25)	(0.15)	12.59	14.38	153,063	55	0.65		0.65		2.27
12/31/18		12.29	0.26	(0.91)	(0.65)	(0.20)	(0.07)	11.37	(5.35)	127,965	54	0.65		0.65		2.16
12/31/17		11.19	0.21	1.07	1.28	(0.18)	—	12.29	11.45	133,569	37	0.67	(c)	0.99	(c)	1.75
12/31/16		10.94	0.20	0.41	0.61	(0.14)	(0.22)	11.19	5.57	114,251	43	0.67		1.12		1.83

Class I
12/31/20		12.64	0.24	0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58	0.35		0.35		1.91
12/31/19		11.41	0.32	1.35	1.67	(0.29)	(0.15)	12.64	14.74	1,911	55	0.35		0.35		2.62
12/31/18		12.32	0.42	(1.04)	(0.62)	(0.22)	(0.07)	11.41	(5.05)	1,111	54	0.35		0.35		3.46
12/31/17	(d)	11.89	0.11	0.32	0.43	—	—	12.32	3.62	1	37	—		—		3.42

JNL iShares Tactical Moderate Growth Fund(a)(b)
Class A
12/31/20		13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65		0.65		1.41
12/31/19		12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91	18.06	295,665	44	0.65		0.65		2.14
12/31/18		13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18	(7.28)	254,058	45	0.65		0.65		1.93
12/31/17		11.90	0.21	1.65	1.86	(0.18)	—	13.58	15.72	289,246	37	0.67	(c)	1.00	(c)	1.64
12/31/16		11.67	0.21	0.60	0.81	(0.15)	(0.43)	11.90	7.04	246,089	50	0.67		1.12		1.74

Class I
12/31/20		13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35		0.35		1.79
12/31/19		12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95	18.45	3,364	44	0.35		0.35		2.52
12/31/18		13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21	(6.91)	2,282	45	0.35		0.35		3.22
12/31/17	(d)	12.97	0.06	0.56	0.62	—	—	13.59	4.78	78	37	0.38		0.38		1.52

JNL/Vanguard Growth ETF Allocation Fund
Class A
12/31/20		11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64		0.65		1.47
12/31/19		9.66	0.24	1.97	2.21	—	—	11.87	22.88	415,157	12	0.61		0.65		2.20
12/31/18		10.49	0.23	(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65		2.20
12/31/17	(e)	10.00	0.11	0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65		3.88

Class I
12/31/20		11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22		0.35		1.90
12/31/19		9.72	0.30	1.97	2.27	—	—	11.99	23.35	21,052	12	0.19		0.35		2.70
12/31/18		10.51	0.30	(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35		2.83
12/31/17	(e)	10.00	0.13	0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35		4.76

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Ratios of net investment income and expenses to average net asssets do not include the impact of underlying funds' expenses.
(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Vanguard Moderate ETF Allocation Fund
Class A
12/31/20		11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28		0.64		0.66		1.61
12/31/19		9.76	0.27	1.27	1.54	—	—	11.30	15.78	322,337	20		0.60		0.65		2.49
12/31/18		10.23	0.25	(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17		0.60		0.65		2.45
12/31/17	(a)	10.00	0.11	0.12	0.23	—	—	10.23	2.30	33,118	6		0.60		0.65		3.99

Class I
12/31/20		11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28		0.21		0.36		2.01
12/31/19		9.82	0.31	1.28	1.59	—	—	11.41	16.19	11,714	20		0.18		0.35		2.89
12/31/18		10.24	0.31	(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17		0.18		0.35		3.09
12/31/17	(a)	10.00	0.16	0.08	0.24	—	—	10.24	2.40	136	6		0.18		0.35		5.77

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
12/31/20		11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24		0.64		0.66		1.55
12/31/19		9.70	0.25	1.63	1.88	—	—	11.58	19.38	390,437	16		0.60		0.65		2.31
12/31/18		10.37	0.24	(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9		0.60		0.65		2.34
12/31/17	(a)	10.00	0.10	0.27	0.37	—	—	10.37	3.70	48,947	4		0.60		0.65		3.77

Class I
12/31/20		11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24		0.22		0.36		1.96
12/31/19		9.75	0.30	1.65	1.95	—	—	11.70	20.00	15,000	16		0.18		0.35		2.73
12/31/18		10.38	0.31	(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9		0.18		0.35		2.98
12/31/17	(a)	10.00	0.10	0.28	0.38	—	—	10.38	3.80	341	4		0.18		0.35		3.68

JNL Multi-Manager Alternative Fund(b)
Class A
12/31/20		10.69	0.18	0.63	0.81	—	—	11.50	7.58	199,535	157		2.14	(c)	2.15	(c)	1.71
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08	16,769	147		2.05	(c)	2.05	(c)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)	14,981	181	(d)	1.98	(c)	1.98	(c)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39	13,079	240	(d)	2.05	(c)(e)	2.21	(c)(e)	0.14
12/31/16		9.57	0.01	0.14	0.15	(0.03)	(0.06)	9.63	1.60	802,534	278		2.07	(c)	2.49	(c)	0.12

Class I
12/31/20		10.75	0.20	0.65	0.85	—	—	11.60	7.91	897,039	157		1.78	(c)	1.79	(c)	1.84
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47	1,203,696	147		1.75	(c)	1.75	(c)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)	1,064,593	181	(d)	1.68	(c)	1.68	(c)	0.91
12/31/17	(f)	10.09	0.02	0.09	0.11	—	—	10.20	1.09	1,026,572	240	(d)	1.64	(c)(e)	1.64	(c)(e)	0.59

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: December 31, 2020: 1.71% (Net: 1.70%); December 31, 2019: 1.69%; December 31, 2018: 1.70%; December 31, 2017: 1.86% (Net: 1.70%); December 31, 2016: 2.16% (Net: 1.74%). Class I: December 31, 2020: 1.41% (Net: 1.40%); December 31, 2019: 1.39%; December 31, 2018: 1.40%; December 31, 2017: 1.45%. Effective September 19, 2016, the Fund voluntarily and contractually began waiving a portion of advisory fees. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

(d)	Portfolio turnover including dollar roll transactions for JNL Multi-Manager Alternative Fund was 240% and 181% in 2017 and 2018 respectively.
(e)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund(a)(b)
Class A
12/31/20		10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90		993,910	103	1.23		1.23		0.82
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85		427,546	25	1.22		1.22		2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)		370,350	14	1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60		479,920	13	1.21	(c)	1.22	(c)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(d)	876,859	32	1.22		1.24		1.39

Class I
12/31/20		10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21		709,999	103	0.93		0.93		1.15
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17		354,158	25	0.92		0.92		2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)		366,300	14	0.93		0.93		2.26
12/31/17	(e)	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94		535,865	13	0.94	(c)	0.94	(c)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(d)	488	32	1.02		1.04		1.59

JNL Multi-Manager International Small Cap Fund
Class A
12/31/20		10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18		4,173	87	1.21		1.21		0.68
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72		6,196	74	1.21		1.21		0.85
12/31/18	(f)	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)		462	24	1.22		1.22		0.64

Class I
12/31/20		10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68		314,548	87	0.91		0.91		0.92
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06		280,665	74	0.91		0.91		1.52
12/31/18	(f)	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)		251,462	24	0.92		0.92		0.97

JNL Multi-Manager Mid Cap Fund(a)
Class A
12/31/20		14.19	0.04	2.02	2.06	—	—	16.25	14.52		274,671	62	1.08		1.08		0.28
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77		205,717	35	1.09		1.09		0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)		108,870	39	1.09		1.09		0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04		60,188	38	1.08		1.08		0.27
12/31/16	(g)	10.00	0.01	0.66	0.67	—	—	10.67	6.70		807,473	13	1.09		1.09		0.23

Class I
12/31/20		14.24	0.08	2.05	2.13	—	—	16.37	14.96		1,052,770	62	0.78		0.78		0.58
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10		988,423	35	0.79		0.79		0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)		795,203	39	0.79		0.79		0.53
12/31/17	(h)	11.62	0.02	0.72	0.74	—	—	12.36	6.37		905,025	38	0.82		0.82		0.47

JNL Multi-Manager Small Cap Growth Fund(a)
Class A
12/31/20		32.03	(0.22)	15.09	14.87	—	—	46.90	46.43		2,737,581	68	0.97		0.97		(0.63)
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89		2,003,267	78	0.97		0.97		(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)		1,411,021	92	0.97		0.97		(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24		1,276,476	99	0.97		0.97		(0.38)
12/31/16		22.26	(0.04)	1.15	1.11	—	(3.03)	20.34	5.75		1,293,050	119	0.98		0.98		(0.18)

Class I
12/31/20		33.82	(0.12)	15.97	15.85	—	—	49.67	46.87		471,529	68	0.67		0.67		(0.33)
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32		405,350	78	0.67		0.67		(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)		412,281	92	0.67		0.67		(0.07)
12/31/17	(e)	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51		430,734	99	0.70		0.70		(0.15)
12/31/16		23.06	0.00	1.20	1.20	—	(3.03)	21.23	5.95		867	119	0.78		0.78		0.02

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective April 27, 2020, JNL/Lazard Emerging Markets Fund name was changed to JNL Multi-Manager Emerging Markets Equity Fund.
(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Multi-Manager Emerging Markets Equity Fund - 19.16% and 19.38%.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	The Fund commenced operations on August 13, 2018.
(g)	The Fund commenced operations on September 19, 2016.
(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Multi-Manager Small Cap Value Fund(a)
Class A
12/31/20		14.23	0.02	0.80	0.82	—	—	15.05	5.76	742,968	48	1.08		1.08		0.16
12/31/19		11.36	0.07	2.80	2.87	—	—	14.23	25.26	721,750	84	1.08		1.08		0.52
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74	1.07		1.07		0.46
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)	15.33	11.06	695,070	79	1.07		1.07		0.38
12/31/16		12.86	0.09	2.80	2.89	(0.09)	(1.10)	14.56	23.78	1,231,425	84	1.08		1.08		0.65

Class I
12/31/20		14.29	0.06	0.81	0.87	—	—	15.16	6.09	412,602	48	0.78		0.78		0.45
12/31/19		11.37	0.11	2.81	2.92	—	—	14.29	25.68	388,719	84	0.78		0.78		0.82
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74	0.77		0.77		0.78
12/31/17	(b)	14.58	0.16	1.43	1.59	(0.12)	(0.70)	15.35	11.26	535,602	79	0.81		0.81		1.04
12/31/16		12.86	0.11	2.81	2.92	(0.10)	(1.10)	14.58	24.02	521	84	0.88		0.88		0.84

JNL S&P 500 Index Fund

Class I
12/31/20		13.44	0.23	2.21	2.44	—	—	15.88	18.15	179,890	19	0.11		0.33		1.69
12/31/19		10.24	0.23	2.97	3.20	—	—	13.44	31.25	85,170	35	0.15		0.32		1.87
12/31/18		10.74	0.21	(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98	0.17		0.32		1.85
12/31/17	(c)	10.00	0.05	0.69	0.74	—	—	10.74	7.40	6,100	7	0.20		0.33		1.75

JNL/AQR Large Cap Defensive Style Fund
Class A
12/31/20		10.70	0.11	1.15	1.26	—	—	11.96	11.78	57,133	55	0.86		0.86		0.99
12/31/19	(d)	10.00	0.07	0.63	0.70	—	—	10.70	7.00	37,276	82	0.86		0.86		1.33

Class I
12/31/20		10.71	0.14	1.16	1.30	—	—	12.01	12.14	1,672	55	0.56		0.56		1.27
12/31/19	(d)	10.00	0.08	0.63	0.71	—	—	10.71	7.10	570	82	0.56		0.56		1.52

JNL/AQR Large Cap Relaxed Constraint Equity Fund(a)
Class A
12/31/20		13.45	0.07	1.45	1.52	—	—	14.97	11.30	295,145	80	1.73	(e)	1.73	(e)	0.52
12/31/19		10.68	0.06	2.71	2.77	—	—	13.45	25.94	317,232	85	1.74	(e)	1.74	(e)	0.52
12/31/18		12.75	0.07	(1.75)	(1.68)	(0.06)	(0.33)	10.68	(13.36)	303,958	74	1.68	(e)	1.68	(e)	0.54
12/31/17		10.43	0.07	2.32	2.39	(0.07)	—	12.75	22.98	411,617	137	1.84	(e)	1.84	(e)	0.60
12/31/16		10.85	0.05	0.74	0.79	(0.03)	(1.18)	10.43	7.83	348,005	119	2.26	(e)	2.26	(e)	0.47

Class I
12/31/20		13.70	0.11	1.48	1.59	—	—	15.29	11.61	1,164	80	1.43	(e)	1.43	(e)	0.83
12/31/19		10.84	0.09	2.77	2.86	—	—	13.70	26.38	1,387	85	1.30	(e)	1.30	(e)	0.75
12/31/18		12.93	0.10	(1.77)	(1.67)	(0.09)	(0.33)	10.84	(13.10)	99,148	74	1.37	(e)	1.37	(e)	0.80
12/31/17	(b)	10.57	0.12	2.33	2.45	(0.09)	—	12.93	23.24	234,361	137	1.35	(e)	1.35	(e)	0.98
12/31/16		10.98	0.07	0.76	0.83	(0.06)	(1.18)	10.57	8.07	147	119	2.06	(e)	2.06	(e)	0.66

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	The Fund commenced operations on September 25, 2017.
(d)	The Fund commenced operations on June 24, 2019.
(e)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/AQR Large Cap Relaxed Constraint Equity Fund were as follows: Class A: December 31, 2020: 1.15%; December 31, 2019: 1.16%; December 31, 2018: 1.13%; December 31, 2017: 1.16%; December 31, 2016: 1.15%. Class I: December 31, 2020: 0.85%; December 31, 2019: 0.71%; December 31, 2018: 0.83%; December 31, 2017: 0.67%; December 31, 2016: 0.95%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/AQR Managed Futures Strategy Fund(a)
Class A
12/31/20		7.60	(0.05)	(0.10)	(0.15)	—	—	7.45	(1.97)		75,307	0	1.26		1.27		(0.64)
12/31/19		7.60	0.07	(0.07)	0.00	—	—	7.60	0.00		92,822	0	1.31		1.31		0.87
12/31/18	(b)	8.37	0.04	(0.81)	(0.77)	—	—	7.60	(9.20)		114,271	0	1.30		1.30		0.44
12/31/17	(b)	8.48	(0.05)	(0.06)	(0.11)	—	—	8.37	(1.30)		156,830	0	1.29		1.29		(0.59)
12/31/16	(b)	9.68	(0.09)	(0.72)	(0.81)	(0.39)	—	8.48	(8.56)		685,203	0	1.29		1.29		(0.98)

Class I
12/31/20		7.69	(0.02)	(0.11)	(0.13)	—	—	7.56	(1.69)		93	0	0.96		0.97		(0.27)
12/31/19		7.66	0.10	(0.07)	0.03	—	—	7.69	0.39		169	0	1.01		1.01		1.30
12/31/18	(b)	8.42	0.06	(0.82)	(0.76)	—	—	7.66	(9.03)		108,301	0	1.00		1.00		0.69
12/31/17	(b)(c)	8.51	0.01	(0.10)	(0.09)	—	—	8.42	(1.06)		257,585	0	1.02		1.02		0.06
12/31/16	(b)	9.71	(0.07)	(0.72)	(0.79)	(0.41)	—	8.51	(8.38)		156	0	1.09		1.09		(0.78)

JNL/BlackRock Advantage International Fund
Class A
12/31/20		10.52	0.11	0.61	0.72	(0.03)	—	11.21	6.82		13,921	173	1.00		1.00		1.15
12/31/19	(d)	10.00	0.05	0.54	0.59	(0.07)	—	10.52	5.85		3,303	86	1.01		1.01		0.96

Class I
12/31/20		10.53	0.15	0.61	0.76	(0.05)	—	11.24	7.19		23,649	173	0.70		0.70		1.57
12/31/19	(d)	10.00	0.08	0.52	0.60	(0.07)	—	10.53	6.02		21,653	86	0.71		0.71		1.47

JNL/BlackRock Global Allocation Fund(a)
Class A
12/31/20		13.36	0.08	2.45	2.53	—	—	15.89	18.94		3,721,428	169	1.03	(e)	1.04	(e)	0.60
12/31/19		11.35	0.15	1.86	2.01	—	—	13.36	17.71		3,586,552	203	1.06	(e)	1.06	(e)	1.24
12/31/18	(b)	12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)		3,460,330	144	1.07	(e)	1.07	(e)	1.22
12/31/17	(b)	11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83		4,035,435	119	1.09	(e)	1.09	(e)	1.00
12/31/16	(b)	11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97		3,710,790	133	1.07	(e)	1.07	(e)	1.05

Class I
12/31/20		13.52	0.14	2.46	2.60	—	—	16.12	19.23		374,455	169	0.73	(e)	0.74	(e)	0.90
12/31/19		11.45	0.19	1.88	2.07	—	—	13.52	18.08		15,213	203	0.76	(e)	0.76	(e)	1.53
12/31/18	(b)	12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)		9,970	144	0.77	(e)	0.77	(e)	1.59
12/31/17	(b)(c)	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13		557	119	0.86	(e)	0.86	(e)	1.23
12/31/16	(b)	11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14		310	133	0.87	(e)	0.87	(e)	1.25

JNL/BlackRock Global Natural Resources Fund(a)
Class A
12/31/20		8.15	0.19	0.16	0.35	—	—	8.50	4.29		682,096	87	1.01		1.01		2.63
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79		641,921	71	1.00		1.00		2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)		628,346	64	0.99		0.99		2.30
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)		864,694	104	0.99		0.99		1.04
12/31/16		7.26	0.07	1.85	1.92	(0.06)	—	9.12	26.52	(f)	1,006,258	4	0.99		0.99		0.83

Class I
12/31/20		8.24	0.20	0.18	0.38	—	—	8.62	4.61		3,111	87	0.71		0.71		2.77
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08		3,750	71	0.70		0.70		2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)		1,185	64	0.69		0.69		2.69
12/31/17	(c)	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)		2,041	104	0.74		0.74		1.34
12/31/16		7.32	0.08	1.88	1.96	(0.08)	—	9.20	26.82	(f)	813	4	0.79		0.79		1.04

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Consolidated Financial Statements.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Fund commenced operations on June 24, 2019.
(e)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: December 31, 2020: 1.04% (Net: 1.03%); December 31, 2019: 0.73%; December 31, 2018: 1.05%; December 31, 2017: 1.07%; December 31, 2016: 1.06%. Class I: December 31, 2020: 0.74% (Net : 0.73%); December 31, 2019: 0.76%; December 31, 2018: 0.75%; December 31, 2017: 0.84%; December 31, 2016: 0.86%.

(f)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Global Natural Resources Fund: 26.42% and 26.72%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/BlackRock Large Cap Select Growth Fund(a)
Class A
12/31/20		44.97		(0.20)		17.48		17.28		—	—	62.25	38.43	4,251,332	40	0.86		0.86		(0.39)
12/31/19		33.99		(0.11)		11.09		10.98		—	—	44.97	32.30	3,079,670	44	0.87		0.87		(0.26)
12/31/18		36.45		(0.02)		0.83		0.81		—	(3.27)	33.99	1.91	2,337,258	50	0.87		0.87		(0.05)
12/31/17		27.73		(0.02)		9.29		9.27		—	(0.55)	36.45	33.58	2,036,161	49	0.87		0.87		(0.05)
12/31/16		28.21		(0.02)		0.16		0.14		—	(0.62)	27.73	0.45	2,507,803	92	0.89		0.89		(0.06)

Class I
12/31/20		47.08		(0.05)		18.34		18.29		—	—	65.37	38.85	925,425	40	0.56		0.56		(0.09)
12/31/19		35.47		0.02		11.59		11.61		—	—	47.08	32.73	841,339	44	0.57		0.57		0.04
12/31/18		37.80		0.11		0.83		0.94		—	(3.27)	35.47	2.19	784,611	50	0.57		0.57		0.25
12/31/17	(b)	28.67		0.02		9.66		9.68		—	(0.55)	37.80	33.91	1,044,014	49	0.59		0.59		0.05
12/31/16		29.09		0.05		0.15		0.20		—	(0.62)	28.67	0.64	1,345	92	0.69		0.69		0.17

JNL/Boston Partners Global Long Short Equity Fund(a)
Class A
12/31/20		10.18		0.00		(0.03)		(0.03)		—	—	10.15	(0.29)	40,590	274	2.03	(c)	2.03	(c)	0.01
12/31/19		9.71		0.07		0.40		0.47		—	—	10.18	4.84	41,958	117	2.40	(c)	2.40	(c)	0.68
12/31/18		11.07		0.06		(1.10)		(1.04)		—	(0.32)	9.71	(9.51)	36,208	131	2.15	(c)	2.15	(c)	0.54
12/31/17		10.28		(0.03)		0.82		0.79		—	—	11.07	7.68	38,518	106	2.20	(c)	2.20	(c)	(0.31)
12/31/16		10.45		0.08		0.12		0.20		—	(0.37)	10.28	1.96	710,297	157	2.34	(c)	2.34	(c)	0.79

Class I
12/31/20		10.26		0.04		(0.04)		0.00		—	—	10.26	0.00	952	274	1.77	(c)	1.77	(c)	0.40
12/31/19		9.76		0.10		0.40		0.50		—	—	10.26	5.12	358,933	117	2.09	(c)	2.09	(c)	1.00
12/31/18		11.09		0.09		(1.10)		(1.01)		—	(0.32)	9.76	(9.22)	406,630	131	1.85	(c)	1.85	(c)	0.82
12/31/17	(d)	10.70		0.00		0.39		0.39		—	—	11.09	3.64	583,585	106	1.97	(c)	1.97	(c)	(0.16)

JNL/Causeway International Value Select Fund(a)
Class A
12/31/20		15.20		0.17		0.72		0.89		(0.64)	—	15.45	5.89	497,396	61	0.97		0.97		1.27
12/31/19		13.92		0.41		2.15		2.56		(0.45)	(0.83)	15.20	18.97	505,381	30	0.97		0.97		2.77
12/31/18		17.17		0.38		(3.37)		(2.99)		(0.26)	—	13.92	(17.51)	456,772	33	0.97		0.97		2.32
12/31/17		13.50		0.37		3.46		3.83		(0.16)	—	17.17	28.47	544,261	35	0.97		0.97		2.38
12/31/16		13.66	(e)	0.30	(e)	(0.30)	(e)	0.00	(e)	(0.16)	—	13.50	0.01	785,113	33	1.00		1.00		2.26

Class I
12/31/20		15.62		0.22		0.74		0.96		(0.68)	—	15.90	6.23	793,682	61	0.67		0.67		1.64
12/31/19		14.28		0.47		2.20		2.67		(0.50)	(0.83)	15.62	19.30	1,006,459	30	0.67		0.67		3.05
12/31/18		17.63		0.44		(3.46)		(3.02)		(0.33)	—	14.28	(17.26)	1,016,182	33	0.67		0.67		2.65
12/31/17	(b)	13.83		0.23		3.75		3.98		(0.18)	—	17.63	28.84	1,312,240	35	0.69		0.69		1.37
12/31/16		13.99	(e)	0.33	(e)	(0.31)	(e)	0.02	(e)	(0.18)	—	13.83	0.12	726	33	0.80		0.80		2.45

JNL/ClearBridge Large Cap Growth Fund
Class A
12/31/20		14.26		(0.02)		4.37		4.35		—	—	18.61	30.50	473,024	23	0.94		0.94		(0.11)
12/31/19		10.83		0.02		3.41		3.43		—	—	14.26	31.67	315,902	19	0.95		0.95		0.13
12/31/18		10.84		0.02		(0.03)		(0.01)		—	—	10.83	(0.09)	118,866	15	0.95		0.95		0.20
12/31/17	(f)	10.00		0.00		0.84		0.84		—	—	10.84	8.40	22,625	6	0.96		0.96		0.12

Class I
12/31/20		14.34		0.03		4.41		4.44		—	—	18.78	30.96	982,103	23	0.64		0.64		0.20
12/31/19		10.87		0.05		3.42		3.47		—	—	14.34	31.92	895,769	19	0.65		0.65		0.41
12/31/18		10.85		0.05		(0.03)		0.02		—	—	10.87	0.18	450,974	15	0.65		0.65		0.45
12/31/17	(f)	10.00		0.01		0.84		0.85		—	—	10.85	8.50	437,763	6	0.66		0.66		0.44

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Boston Partners Global Long Short Equity Fund were as follows: Class A: December 31, 2020: 1.55%; December 31, 2019: 1.55%; December 31, 2018: 1.56%; December 31, 2017: 1.54%; December 31, 2016: 1.56%. Class I: December 31, 2020: 1.25%; December 31, 2019: 1.25%; December 31, 2018: 1.26%; December 31, 2017: 1.28%.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(f)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/DFA International Core Equity Fund
Class A
12/31/20		10.82	0.14	0.61	0.75	(0.06)	(0.01)	11.50	6.96	35,467	14	0.91		0.92		1.41
12/31/19	(a)	10.00	0.05	0.77	0.82	—	—	10.82	8.20	9,460	5	0.97		0.97		0.96

Class I
12/31/20		10.84	0.18	0.62	0.80	(0.07)	(0.01)	11.56	7.35	75,586	14	0.56		0.62		1.83
12/31/19	(a)	10.00	0.07	0.77	0.84	—	—	10.84	8.40	63,773	5	0.65		0.67		1.38

JNL/DFA U.S. Core Equity Fund(b)
Class A
12/31/20		15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80		0.80		1.01
12/31/19		12.32	0.15	3.49	3.64	—	—	15.96	29.55	1,239,672	9	0.80		0.80		1.06
12/31/18		13.72	0.15	(1.19)	(1.04)	(0.13)	(0.23)	12.32	(7.75)	968,172	6	0.80		0.80		1.07
12/31/17		11.73	0.12	2.22	2.34	(0.11)	(0.24)	13.72	20.23	1,122,274	7	0.80	(c)	0.85	(c)	0.98
12/31/16		10.66	0.14	1.33	1.47	(0.11)	(0.29)	11.73	14.02	947,909	16	0.80		0.88		1.24

Class I
12/31/20		16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45		0.50		1.36
12/31/19		13.07	0.22	3.70	3.92	—	—	16.99	29.99	65,497	9	0.45		0.50		1.41
12/31/18		14.52	0.21	(1.26)	(1.05)	(0.17)	(0.23)	13.07	(7.46)	56,150	6	0.45		0.50		1.42
12/31/17	(d)	12.38	0.18	2.33	2.51	(0.13)	(0.24)	14.52	20.54	68,462	7	0.47	(c)	0.52	(c)	1.26
12/31/16		11.22	0.17	1.41	1.58	(0.13)	(0.29)	12.38	14.31	330	16	0.60		0.68		1.45

JNL/DFA U.S. Small Cap Fund(b)
Class A
12/31/20		8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02		1.02		0.53
12/31/19		7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27	21.36	152,344	26	1.04		1.04		0.42
12/31/18		10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42	(13.68)	78,485	38	1.06		1.06		0.34
12/31/17		9.72	0.01	0.95	0.96	(0.02)	(0.33)	10.33	10.15	67,066	61	1.15		1.15		0.07
12/31/16		8.30	0.02	2.09	2.11	(0.02)	(0.67)	9.72	26.75	113,318	20	1.17		1.17		0.29

Class I
12/31/20		8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67		0.72		0.89
12/31/19		7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27	21.80	4,948	26	0.69		0.74		0.71
12/31/18		10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43	(13.37)	15,637	38	0.71		0.76		0.62
12/31/17	(e)	9.69	0.02	0.63	0.65	—	—	10.34	6.71	62,254	61	0.76		0.81		0.66

JNL/DoubleLine Core Fixed Income Fund(b)
Class A
12/31/20		13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77		0.77		2.48
12/31/19		12.55	0.41	0.57	0.98	(0.36)	—	13.17	7.81	2,799,726	53	0.77		0.77		3.11
12/31/18		12.93	0.38	(0.44)	(0.06)	(0.13)	(0.19)	12.55	(0.45)	2,790,974	76	0.77		0.77		3.01
12/31/17		12.31	0.31	0.35	0.66	(0.04)	—	12.93	5.39	3,195,393	550	0.79	(c)(f)	0.81	(c)(f)	2.44
12/31/16		12.04	0.33	0.00	0.33	(0.05)	(0.01)	12.31	2.72	3,733,713	475	0.82	(f)	0.84	(f)	2.63

Class I
12/31/20		14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47		0.47		2.76
12/31/19		13.53	0.48	0.63	1.11	(0.40)	—	14.24	8.23	1,027,124	53	0.47		0.47		3.38
12/31/18		13.91	0.46	(0.48)	(0.02)	(0.17)	(0.19)	13.53	(0.17)	630,621	76	0.47		0.47		3.36
12/31/17	(d)	13.25	0.34	0.39	0.73	(0.07)	—	13.91	5.54	249,704	550	0.54	(c)(f)	0.54	(c)(f)	2.45
12/31/16		12.93	0.38	0.00	0.38	(0.05)	(0.01)	13.25	2.96	17,283	475	0.62	(f)	0.64	(f)	2.86

(a)	The Fund commenced operations on June 24, 2019.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/DoubleLine Core Fixed Income Fund were as follows: Class A: December 31, 2020: N/A%; December 31, 2017: 0.79% (Net: 0.77%); December 31, 2016: 0.80% (Net: 0.78%). Class I: December 31, 2020: N/A%; December 31, 2017: 0.52% (Net: 0.52%); December 31, 2016: 0.60% (Net: 0.58%). Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Emerging Markets Fixed Income Fund(a)
Class A
12/31/20		11.84	0.40	(0.04)	0.36	—	—	12.20	3.04	156,897	48	1.08	1.08	3.46
12/31/19		10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34	1.09	1.09	4.51
12/31/18		11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54	1.10	1.10	3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)	(0.07)	11.11	7.30	11,771	103	1.09	1.09	3.10
12/31/16	(b)	10.00	0.26	0.23	0.49	—	—	10.49	4.90	136,446	68	1.10	1.10	3.59

Class I
12/31/20		11.67	0.44	(0.05)	0.39	—	—	12.06	3.34	595,220	48	0.78	0.78	3.93
12/31/19		10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34	0.79	0.79	4.85
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54	0.80	0.80	3.34
12/31/17	(c)	11.13	0.08	(0.08)	0.00	—	—	11.13	0.00	531,827	103	0.82	0.82	2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(a)
Class A
12/31/20		16.60	0.23	2.29	2.52	—	—	19.12	15.18	1,594,961	71	1.01	1.01	1.43
12/31/19		12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52	1.02	1.03	2.42
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56	1.04	1.04	2.39
12/31/17		12.86	0.23	2.50	2.73	—	(0.63)	14.96	21.51	673,994	88	1.07	1.07	1.63
12/31/16		10.99	0.19	1.88	2.07	(0.10)	(0.10)	12.86	18.90	810,413	106	1.09	1.09	1.54

Class I
12/31/20		16.68	0.27	2.32	2.59	—	—	19.27	15.53	600,061	71	0.71	0.71	1.73
12/31/19		12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52	0.72	0.73	2.76
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56	0.74	0.74	2.64
12/31/17	(c)	14.09	0.09	0.79	0.88	—	—	14.97	6.25	730,742	88	0.79	0.79	2.33

JNL/DoubleLine Total Return Fund(a)
Class A
12/31/20		11.27	0.31	(0.01)	0.30	—	—	11.57	2.66	1,052,998	50	0.82	0.82	2.74
12/31/19		10.67	0.37	0.23	0.60	—	—	11.27	5.62	1,111,722	25	0.82	0.82	3.37
12/31/18		10.85	0.37	(0.19)	0.18	(0.36)	—	10.67	1.71	952,987	26	0.83	0.83	3.48
12/31/17		10.70	0.35	0.09	0.44	(0.29)	—	10.85	4.16	866,061	21	0.84	0.84	3.19
12/31/16		10.65	0.32	(0.10)	0.22	(0.17)	—	10.70	2.05	2,561,009	18	0.83	0.84	2.97

Class I
12/31/20		11.29	0.35	(0.01)	0.34	—	—	11.63	3.01	1,795,030	50	0.52	0.52	3.02
12/31/19		10.66	0.41	0.22	0.63	—	—	11.29	5.91	1,564,576	25	0.52	0.52	3.67
12/31/18		10.85	0.41	(0.19)	0.22	(0.41)	—	10.66	2.11	1,298,704	26	0.53	0.53	3.77
12/31/17	(c)	10.82	0.11	(0.08)	0.03	—	—	10.85	0.28	1,521,328	21	0.57	0.57	3.68

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	The Fund commenced operations on April 25, 2016.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund(a)
Class A
12/31/20		12.01	0.25	0.76	1.01	—		—	13.02	8.41	1,054,838	129	(b)	0.79		0.79		1.98
12/31/19		11.19	0.30	0.73	1.03	(0.21)		—	12.01	9.23	891,521	364	(b)	0.81		0.81		2.54
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)		—	11.19	(1.59)	859,612	318	(b)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)		—	11.68	3.02	959,472	226	(b)	0.86	(c)	0.87	(c)	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)		—	11.57	2.10	1,145,530	443	(b)	0.86		0.87		1.81

Class I
12/31/20		12.24	0.28	0.78	1.06	—		—	13.30	8.66	322,922	129	(b)	0.49		0.49		2.20
12/31/19		11.40	0.34	0.75	1.09	(0.25)		—	12.24	9.56	118,021	364	(b)	0.51		0.51		2.84
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)		—	11.40	(1.29)	91,757	318	(b)	0.54		0.54		2.67
12/31/17	(d)	11.77	0.30	0.09	0.39	(0.27)		—	11.89	3.27	155,230	226	(b)	0.58	(c)	0.58	(c)	2.50
12/31/16		11.80	0.24	0.04	0.28	(0.31)		—	11.77	2.33	480	443	(b)	0.66		0.67		2.01

JNL/First State Global Infrastructure Fund(a)
Class A
12/31/20		16.03	0.19	(0.78)	(0.59)	—		—	15.44	(3.68)	636,060	78		1.15		1.15		1.32
12/31/19		12.63	0.32	3.08	3.40	—		—	16.03	26.92	782,786	49		1.15		1.15		2.16
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)		—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)		—	13.95	9.90	957,356	97		1.15		1.15		2.06
12/31/16		11.76	0.24	1.25	1.49	(0.33)		—	12.92	12.58	900,328	100		1.15		1.15		1.90

Class I
12/31/20		16.16	0.23	(0.78)	(0.55)	—		—	15.61	(3.40)	333,729	78		0.85		0.85		1.61
12/31/19		12.70	0.38	3.08	3.46	—		—	16.16	27.24	232,318	49		0.85		0.85		2.54
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)		—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	(d)	12.97	0.32	1.01	1.33	(0.28)		—	14.02	10.19	60,889	97		0.86		0.86		2.31
12/31/16		11.82	0.28	1.23	1.51	(0.36)		—	12.97	12.72	247	100		0.95		0.95		2.15

JNL/Franklin Templeton Global Multisector Bond Fund(a)
Class A
12/31/20		9.86	0.34	(1.01)	(0.67)	(1.33)		—	7.86	(6.70)	545,200	50		1.06		1.06		3.74
12/31/19		10.80	0.60	(0.50)	0.10	(1.04)		—	9.86	1.05	621,702	45		1.02		1.02		5.59
12/31/18		10.73	0.57	(0.50)	0.07	—		—	10.80	0.65	663,191	22		1.01		1.01		5.26
12/31/17		10.36	0.55	(0.18)	0.37	—		—	10.73	3.57	725,646	46		1.03		1.03		5.16
12/31/16		10.04	0.45	(0.07)	0.38	(0.00)	(e)	(0.06)	10.36	3.82	1,724,715	65		1.05		1.07		4.62

Class I
12/31/20		9.96	0.39	(1.04)	(0.65)	(1.36)		—	7.95	(6.40)	55,503	50		0.76		0.76		4.08
12/31/19		10.90	0.64	(0.50)	0.14	(1.08)		—	9.96	1.39	478,822	45		0.72		0.72		5.86
12/31/18		10.80	0.60	(0.50)	0.10	—		—	10.90	0.93	874,768	22		0.71		0.71		5.56
12/31/17	(d)	10.40	0.75	(0.35)	0.40	—		—	10.80	3.85	988,263	46		0.75		0.75		6.88
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)	10.40	4.05	212	65		0.85		0.87		4.81

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was 531%, 350%, 433%, 508%, and 241% in 2016, 2017, 2018, 2019 and 2020 respectively.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Franklin Templeton Growth Allocation Fund(a)
Class A
12/31/20		14.89	0.19	1.49	1.68	—	—	16.57	11.28	1,167,396	81		0.99	1.00	1.30
12/31/19	(b)	12.65	0.09	2.15	2.24	—	—	14.89	17.71	1,209,936	109	(c)	0.68	0.69	0.64
12/31/18		13.97	0.34	(1.66)	(1.32)	—	—	12.65	(9.45)	1,175,318	5		0.35	0.35	2.45
12/31/17		12.50	0.35	1.12	1.47	—	—	13.97	11.76	1,480,293	104	(d)	0.14	0.14	2.65
12/31/16		11.02	0.34	1.14	1.48	—	—	12.50	13.43	1,454,361	8		0.05	0.05	2.99

Class I
12/31/20		14.99	0.23	1.51	1.74	—	—	16.73	11.61	1,402	81		0.69	0.70	1.57
12/31/19		12.70	0.14	2.15	2.29	—	—	14.99	18.03	1,537	109	(c)	0.41	0.42	1.02
12/31/18		13.98	0.82	(2.10)	(1.28)	—	—	12.70	(9.16)	1,030	5		0.05	0.05	5.95
12/31/17	(e)	13.62	0.00	0.36	0.36	—	—	13.98	2.64	6	104	(d)	0.04	0.04	(0.04)

JNL/Franklin Templeton Income Fund(f)
Class A
12/31/20		12.70	0.45	(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84
12/31/19		10.95	0.48	1.27	1.75	—	—	12.70	15.98	1,877,152	29		0.93	0.93	4.00
12/31/18		11.98	0.50	(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50		0.92	0.92	4.20
12/31/17		11.32	0.47	0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24		0.92	0.92	4.01
12/31/16		10.39	0.45	1.00	1.45	(0.52)	—	11.32	14.12	2,469,017	43		0.93	0.93	4.15

Class I
12/31/20		12.17	0.47	(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13
12/31/19		10.46	0.58	1.13	1.71	—	—	12.17	16.35	3,929	29		0.63	0.63	5.12
12/31/18		11.47	0.51	(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50		0.62	0.62	4.50
12/31/17	(g)	10.85	0.46	0.64	1.10	(0.48)	—	11.47	10.20	492,685	24		0.64	0.64	4.07
12/31/16		9.99	0.45	0.95	1.40	(0.54)	—	10.85	14.23	579	43		0.73	0.73	4.36

JNL/Franklin Templeton International Small Cap Fund(f)
Class A
12/31/20		9.81	0.06	(0.39)	(0.33)	(0.15)	(0.04)	9.29	(3.34)	512,234	33		1.26	1.26	0.79
12/31/19		8.55	0.13	1.43	1.56	(0.06)	(0.24)	9.81	18.39	597,575	26		1.25	1.25	1.38
12/31/18		11.51	0.14	(2.38)	(2.24)	(0.26)	(0.46)	8.55	(19.78)	553,186	26		1.24	1.24	1.29
12/31/17		8.81	0.10	2.74	2.84	(0.11)	(0.03)	11.51	32.29	746,026	26		1.27	1.27	0.92
12/31/16		9.25	0.11	(0.22)	(0.11)	(0.14)	(0.19)	8.81	(1.17)	498,894	18		1.30	1.30	1.26

Class I
12/31/20		9.93	0.09	(0.40)	(0.31)	(0.18)	(0.04)	9.40	(3.07)	3,318	33		0.96	0.96	1.10
12/31/19		8.65	0.15	1.46	1.61	(0.09)	(0.24)	9.93	18.85	2,616	26		0.95	0.95	1.62
12/31/18		11.63	0.16	(2.39)	(2.23)	(0.29)	(0.46)	8.65	(19.55)	1,445	26		0.94	0.94	1.47
12/31/17	(g)	8.90	0.12	2.77	2.89	(0.13)	(0.03)	11.63	32.49	637	26		1.03	1.03	1.13
12/31/16		9.34	0.13	(0.22)	(0.09)	(0.16)	(0.19)	8.90	(0.96)	287	18		1.10	1.10	1.43

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

On June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund name was changed to JNL/Franklin Templeton Growth Allocation Fund and became a Sub-Advised Fund. Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”

(c)

Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund includes the sale of the Fund’s underlying funds effective June 24, 2019. Portfolio turnover not including the sale of the Fund’s underlying funds was 89% in 2019.

(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each Underlying Fund was 4%.

(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Competitive Advantage Fund(a)(b)
Class A
12/31/20		17.78	0.19	3.17	3.36	—	—	21.14	18.90	989,975	48	0.67	0.67	1.06
12/31/19		15.49	0.20	4.20	4.40	(0.24)	(1.87)	17.78	29.36	1,023,390	43	0.66	0.66	1.16
12/31/18		16.86	0.21	(0.59)	(0.38)	(0.16)	(0.83)	15.49	(2.69)	903,561	43	0.66	0.66	1.17
12/31/17		14.40	0.15	2.64	2.79	(0.21)	(0.12)	16.86	19.67	1,075,807	37	0.66	0.66	1.04
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)	14.40	5.70	2,896,060	57	0.66	0.66	1.36

Class I
12/31/20		17.88	0.24	3.21	3.45	—	—	21.33	19.30	1,348,577	48	0.37	0.37	1.36
12/31/19		15.57	0.26	4.22	4.48	(0.30)	(1.87)	17.88	29.74	1,621,827	43	0.36	0.36	1.46
12/31/18		16.97	0.26	(0.58)	(0.32)	(0.25)	(0.83)	15.57	(2.36)	1,489,833	43	0.36	0.36	1.47
12/31/17	(c)	14.49	0.21	2.63	2.84	(0.24)	(0.12)	16.97	19.92	1,820,298	37	0.38	0.38	1.36
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)	14.49	5.88	405	57	0.46	0.46	1.56

JNL/Goldman Sachs Dividend Income & Growth Fund(a)(d)
Class A
12/31/20		15.28	0.42	(0.96)	(0.54)	—	—	14.74	(3.53)	2,972,318	43	0.65	0.65	3.22
12/31/19		13.39	0.47	3.16	3.63	(0.55)	(1.19)	15.28	27.63	3,647,127	41	0.65	0.65	3.06
12/31/18		15.99	0.52	(1.25)	(0.73)	(0.49)	(1.38)	13.39	(5.31)	3,029,450	48	0.65	0.65	3.33
12/31/17		15.61	0.48	1.30	1.78	(0.45)	(0.95)	15.99	11.97	3,671,699	39	0.65	0.65	3.03
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73	5,805,527	51	0.65	0.65	3.02

Class I
12/31/20		15.54	0.47	(0.98)	(0.51)	—	—	15.03	(3.28)	1,404,860	43	0.35	0.35	3.52
12/31/19		13.59	0.52	3.22	3.74	(0.60)	(1.19)	15.54	28.04	1,633,166	41	0.35	0.35	3.35
12/31/18		16.21	0.58	(1.28)	(0.70)	(0.54)	(1.38)	13.59	(5.04)	1,489,479	48	0.35	0.35	3.62
12/31/17	(c)	15.80	0.57	1.27	1.84	(0.48)	(0.95)	16.21	12.22	1,795,810	39	0.36	0.36	3.65
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93	1,739	51	0.45	0.45	3.22

JNL/Goldman Sachs International 5 Fund(a)(e)
Class A
12/31/20		10.50	0.21	(0.30)	(0.09)	—	—	10.41	(0.86)	59,489	87	0.75	0.75	2.33
12/31/19		9.16	0.35	1.27	1.62	(0.28)	—	10.50	17.82	62,001	53	0.75	0.75	3.46
12/31/18		11.53	0.35	(2.11)	(1.76)	(0.61)	—	9.16	(15.48)	44,187	72	0.78	0.78	3.17
12/31/17		9.56	0.27	2.84	3.11	(1.14)	—	11.53	33.09	47,468	135	0.81	0.81	2.55
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28	112,237	73	0.80	0.80	3.13

Class I
12/31/20		10.51	0.24	(0.30)	(0.06)	—	—	10.45	(0.57)	1,406	87	0.40	0.45	2.65
12/31/19		9.17	0.37	1.28	1.65	(0.31)	—	10.51	18.12	1,548	53	0.40	0.45	3.71
12/31/18		11.53	0.34	(2.06)	(1.72)	(0.64)	—	9.17	(15.10)	723	72	0.43	0.48	3.26
12/31/17	(f)	10.98	0.04	0.51	0.55	—	—	11.53	5.01	1	135	0.72	0.72	1.32

JNL/Goldman Sachs Intrinsic Value Fund(a)(g)
Class A
12/31/20		14.00	0.22	(0.13)	0.09	—	—	14.09	0.64	646,909	57	0.67	0.67	1.86
12/31/19		13.15	0.33	2.41	2.74	(0.36)	(1.53)	14.00	21.25	780,589	59	0.66	0.66	2.30
12/31/18		14.65	0.32	(1.09)	(0.77)	(0.24)	(0.49)	13.15	(5.82)	722,375	64	0.66	0.66	2.12
12/31/17		12.65	0.25	2.11	2.36	(0.36)	—	14.65	18.92	833,692	57	0.66	0.66	1.89
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27	2,642,746	53	0.66	0.66	2.55

Class I
12/31/20		14.27	0.26	(0.12)	0.14	—	—	14.41	0.98	1,393,139	57	0.37	0.37	2.16
12/31/19		13.38	0.38	2.44	2.82	(0.40)	(1.53)	14.27	21.57	1,616,259	59	0.36	0.36	2.61
12/31/18		14.93	0.37	(1.11)	(0.74)	(0.32)	(0.49)	13.38	(5.53)	1,461,397	64	0.36	0.36	2.41
12/31/17	(c)	12.89	0.30	2.12	2.42	(0.38)	—	14.93	19.12	1,816,661	57	0.38	0.38	2.18
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47	484	53	0.46	0.46	2.75

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective April 27, 2020, JNL/S&P Competitive Advantage Fund name was changed to JNL/Goldman Sachs Competitive Advantage Fund.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective April 27, 2020, JNL/S&P Dividend Income & Growth Fund name was changed to JNL/Goldman Sachs Dividend Income & Growth Fund.
(e)	Effective April 27, 2020, JNL/S&P International 5 Fund name was changed to JNL/Goldman Sachs International 5 Fund.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)	Effective April 27, 2020, JNL/S&P Intrinsic Value Fund name was changed to JNL/Goldman Sachs Intrinsic Value Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Total Yield Fund(a)(b)
Class A
12/31/20		13.25	0.23	0.08	0.31	—	—	13.56	2.34	369,500	73	0.67	0.67	1.99
12/31/19		11.70	0.28	2.25	2.53	(0.29)	(0.69)	13.25	22.09	424,281	83	0.67	0.67	2.15
12/31/18		14.08	0.27	(1.75)	(1.48)	(0.18)	(0.72)	11.70	(11.15)	403,175	83	0.66	0.66	1.92
12/31/17		13.30	0.27	1.15	1.42	(0.29)	(0.35)	14.08	11.02	530,713	67	0.66	0.66	1.98
12/31/16		12.03	0.27	1.24	1.51	(0.24)	—	13.30	12.62	2,376,595	65	0.67	0.67	2.14

Class I
12/31/20		13.31	0.26	0.10	0.36	—	—	13.67	2.70	1,395,563	73	0.37	0.37	2.29
12/31/19		11.76	0.32	2.25	2.57	(0.33)	(0.69)	13.31	22.40	1,620,726	83	0.37	0.37	2.46
12/31/18		14.23	0.32	(1.78)	(1.46)	(0.29)	(0.72)	11.76	(10.93)	1,459,981	83	0.36	0.36	2.23
12/31/17	(c)	13.42	0.27	1.21	1.48	(0.32)	(0.35)	14.23	11.37	1,786,035	67	0.38	0.38	1.97
12/31/16		12.14	0.30	1.24	1.54	(0.26)	—	13.42	12.79	318	65	0.47	0.47	2.35

JNL/GQG Emerging Markets Equity Fund
Class A
12/31/20		10.78	(0.05)	3.62	3.57	—	—	14.35	33.12	225,079	102	1.36	1.36	(0.47)
12/31/19		8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36	1.36	1.07
12/31/18		10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36	1.36	0.34
12/31/17	(d)	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36	1.36	(0.27)

Class I
12/31/20		10.85	0.01	3.63	3.64	—	—	14.49	33.55	590,125	102	1.06	1.06	0.09
12/31/19		8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06	1.06	1.42
12/31/18		10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06	1.06	0.67
12/31/17	(d)	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06	1.06	(0.07)

JNL/Harris Oakmark Global Equity Fund(a)
Class A
12/31/20		11.00	0.02	1.21	1.23	(0.35)	—	11.88	11.25	420,279	34	1.14	1.14	0.20
12/31/19		9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16	1.16	1.45
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17	1.17	1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19	1.19	0.75
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42	1.21	1.21	1.57

Class I
12/31/20		11.01	0.05	1.23	1.28	(0.39)	—	11.90	11.68	351,584	34	0.84	0.84	0.50
12/31/19		9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86	0.86	1.75
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87	0.87	1.44
12/31/17	(e)	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86	0.86	0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
12/31/20		11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10	1.10	1.80
12/31/18	(f)	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10	1.10	2.73

Class I
12/31/20		11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80	0.80	1.99
12/31/18	(f)	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80	0.80	2.73

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective April 27, 2020, JNL/S&P Total Yield Fund name was changed to JNL/Goldman Sachs Total Yield Fund.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Fund commenced operations on September 25, 2017.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Invesco Diversified Dividend Fund
Class A
12/31/20		11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98		0.98		2.10
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98		0.98		2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98		0.98		2.08
12/31/17	(a)	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99		0.99		1.62

Class I
12/31/20		11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68		0.68		2.40
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68		0.68		2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68		0.68		2.36
12/31/17	(a)	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69		0.69		1.77

JNL/Invesco Global Growth Fund(b)(c)
Class A
12/31/20		18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95		0.95		(0.21)
12/31/19		15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95		0.95		0.52
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19	0.95		0.95		0.74
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—	18.57	36.15	1,964,715	14	0.95	(d)	0.96	(d)	0.52
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)	(0.42)	13.74	0.10	1,809,162	19	0.96		0.97		0.86

Class I
12/31/20		19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65		0.65		0.10
12/31/19		15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65		0.65		0.81
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19	0.65		0.65		1.04
12/31/17	(e)	13.97	0.07	5.00	5.07	(0.15)	—	18.89	36.39	651,989	14	0.68	(d)	0.68	(d)	0.36
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)	(0.42)	13.97	0.40	1,456	19	0.76		0.77		1.04

JNL/Invesco Global Real Estate Fund(b)
Class A
12/31/20		10.88	0.17	(1.49)	(1.32)	—	—	9.56	(12.13)	900,492	150	1.05		1.05		1.82
12/31/19		8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52	1.05		1.05		2.11
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57	1.04		1.04		2.26
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19	1,373,022	55	1.05	(d)	1.05	(d)	2.06
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42	1,821,270	65	1.05		1.06		1.82

Class I
12/31/20		11.09	0.12	(1.44)	(1.32)	—	—	9.77	(11.90)	3,424	150	0.75		0.75		1.26
12/31/19		9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52	0.75		0.75		2.24
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57	0.74		0.74		2.43
12/31/17	(e)	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46	602,227	55	0.77	(d)	0.77	(d)	2.74
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61	899	65	0.85		0.86		2.02

JNL/Invesco International Growth Fund(b)
Class A
12/31/20		13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57	0.98		0.98		0.58
12/31/19		11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33	0.97	(d)	0.97	(d)	1.38
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)	1,250,916	21	0.98		0.98		1.49

Class I
12/31/20		14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57	0.68		0.68		0.85
12/31/19		12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06
12/31/17	(e)	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33	0.69	(d)	0.69	(d)	0.45
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)	633	21	0.78		0.78		1.70

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)	Effective April 27, 2020, JNL/Oppenheimer Global Growth Fund name was changed to JNL/Invesco Global Growth Fund.
(d)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Invesco Small Cap Growth Fund(a)
Class A
12/31/20		26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06		1.06		(0.74)
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(b)	1.11	(b)	(0.32)
12/31/16		18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51	1,534,205	33	1.10		1.11		(0.20)

Class I
12/31/20		28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76		0.76		(0.49)
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	(c)	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(b)	0.81	(b)	0.01
12/31/16		19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74	802	33	0.90		0.91		(0.01)

JNL/JPMorgan Global Allocation Fund(a)
Class A
12/31/20		12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(d)	1.06	(d)	0.90
12/31/19	(e)	10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02	(d)	1.10	(d)	1.34
12/31/18	(e)	11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17	(e)	10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96
12/31/16	(e)	9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86

Class I
12/31/20		12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(d)	0.77	(d)	1.17
12/31/19	(e)	10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63	(d)	0.78	(d)	1.78
12/31/18	(e)	11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	—	43	0.71		0.71		1.56
12/31/17	(e)(f)	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

JNL/JPMorgan Growth & Income Fund(a)(g)
Class A
12/31/20		12.42	0.17	(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94		0.94		1.65
12/31/19		10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01		1.01		1.91
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(b)	1.02	(b)	1.45
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20	1.02		1.03		1.69

Class I
12/31/20		12.59	0.20	(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60		0.60		1.84
12/31/19		10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70		0.70		2.13
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	(c)	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(b)	0.71	(b)	1.81
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20	0.82		0.83		1.87

JNL/JPMorgan Hedged Equity Fund
Class A
12/31/20		10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(h)	0.97	(h)	0.77
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96	(h)	0.96	(h)	0.90
12/31/18	(i)	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99	(h)	0.99	(h)	1.02

Class I
12/31/20		10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(h)	0.67	(h)	1.06
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66	(h)	0.66	(h)	1.16
12/31/18	(i)	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69	(h)	0.69	(h)	1.48

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: December 31, 2020: 1.05%; December 31, 2019: 1.08% (Net: 1.00%). Class I: December 31, 2020: 0.75%; December 31, 2019: 0.77% (Net: 0.62%). Effective June 24, 2019, JNL/JPMorgan Global Allocation Fund voluntarily and contractually began waiving a portion of advisory fees. Effective October 14, 2019, the voluntary waiver became contractual.

(e)	Consolidated Financial Statements.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)	Effective April 27, 2020, JNL/Franklin Templeton Mutual Shares Fund name was changed to JNL/JPMorgan Growth & Income Fund.
(h)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: December 31, 2020: 0.96%; December 31, 2019: 0.95%; December 31, 2018: 0.95%. Class I: December 31, 2020: 0.66%; December 31, 2019: 0.65%; December 31, 2018: 0.65%.

(i)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan MidCap Growth Fund(a)
Class A
12/31/20		41.36	(0.20)	20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90	0.90	(0.42)
12/31/19		29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91	0.91	(0.24)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56	0.91	0.91	(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40	1,477,372	55	0.92	0.92	(0.21)
12/31/16		29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52	1,561,280	44	0.93	0.93	(0.09)

Class I
12/31/20		42.72	(0.05)	20.74	20.69	—	—	63.41	48.43	354,786	60	0.60	0.60	(0.11)
12/31/19		30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48	0.61	0.61	0.07
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56	0.61	0.61	0.04
12/31/17	(b)	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70	615,880	55	0.63	0.63	(0.06)
12/31/16		29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71	228	44	0.73	0.73	0.11

JNL/JPMorgan U.S. Government & Quality Bond Fund(a)
Class A
12/31/20		13.52	0.19	0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68	0.68	1.35
12/31/19		12.70	0.30	0.52	0.82	—	—	13.52	6.46	967,204	16	0.70	0.70	2.25
12/31/18		13.09	0.30	(0.25)	0.05	(0.41)	(0.03)	12.70	0.45	838,851	3	0.69	0.69	2.36
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51	841,921	6	0.68	0.68	2.18
12/31/16		13.16	0.28	(0.08)	0.20	(0.25)	—	13.11	1.45	1,496,044	18	0.68	0.68	2.04

Class I
12/31/20		14.27	0.25	0.78	1.03	—	—	15.30	7.22	625,482	46	0.38	0.38	1.63
12/31/19		13.36	0.36	0.55	0.91	—	—	14.27	6.81	256,961	16	0.40	0.40	2.56
12/31/18		13.75	0.36	(0.27)	0.09	(0.45)	(0.03)	13.36	0.77	231,252	3	0.39	0.39	2.65
12/31/17	(b)	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70	522,010	6	0.40	0.40	2.52
12/31/16		13.80	0.32	(0.09)	0.23	(0.27)	—	13.76	1.62	790	18	0.48	0.48	2.24

JNL/Lazard International Strategic Equity Fund(a)
Class A
12/31/20		14.42	0.11	1.77	1.88	(0.08)	—	16.22	13.03	76,966	44	1.16	1.16	0.80
12/31/19		11.93	0.19	2.42	2.61	(0.03)	(0.09)	14.42	21.92	82,765	35	1.15	1.15	1.38
12/31/18		13.30	0.14	(1.49)	(1.35)	(0.02)	—	11.93	(10.12)	60,426	38	1.15	1.15	1.06
12/31/17		10.60	0.10	2.87	2.97	(0.27)	—	13.30	28.19	57,473	43	1.18	1.18	0.84
12/31/16		11.85	0.14	(0.73)	(0.59)	(0.14)	(0.52)	10.60	(5.13)	71,049	42	1.17	1.17	1.23

Class I
12/31/20		14.45	0.12	1.81	1.93	(0.12)	—	16.26	13.40	364,495	44	0.86	0.86	0.90
12/31/19		11.95	0.22	2.43	2.65	(0.06)	(0.09)	14.45	22.24	149,570	35	0.85	0.85	1.66
12/31/18		13.31	0.06	(1.37)	(1.31)	(0.05)	—	11.95	(9.84)	90,677	38	0.85	0.85	0.45
12/31/17	(c)	12.45	0.06	0.80	0.86	—	—	13.31	6.91	48	43	0.90	0.90	1.62

JNL/Loomis Sayles Global Growth Fund
Class A
12/31/20		11.54	(0.05)	4.07	4.02	(0.03)	(0.06)	15.47	34.85	465,932	33	1.01	1.01	(0.35)
12/31/19		8.84	0.02	2.70	2.72	(0.02)	—	11.54	30.75	3,638	18	1.00	1.00	0.17
12/31/18	(d)	10.00	0.00	(1.16)	(1.16)	—	—	8.84	(11.60)	398	9	1.00	1.00	0.08

Class I
12/31/20		11.59	0.03	4.06	4.09	(0.03)	(0.06)	15.59	35.30	479,627	33	0.71	0.71	0.21
12/31/19		8.85	0.07	2.69	2.76	(0.02)	—	11.59	31.18	308,894	18	0.70	0.70	0.63
12/31/18	(d)	10.00	0.02	(1.17)	(1.15)	—	—	8.85	(11.50)	251,444	9	0.70	0.70	0.49

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lord Abbett Short Duration Income Fund
Class A
12/31/20	(a)	10.00		0.10		0.35		0.45		—	—	10.45	4.50	193,273	70		0.81	0.81	1.46

Class I
12/31/20	(a)	10.00		0.13		0.34		0.47		—	—	10.47	4.70	137,237	70		0.51	0.51	1.85

JNL/Mellon Bond Index Fund(b)
Class A
12/31/20		12.06		0.20		0.65		0.85		—	—	12.91	7.05	1,158,877	81	(c)	0.56	0.56	1.58
12/31/19		11.43		0.27		0.64		0.91		(0.28)	—	12.06	7.93	942,401	62	(c)	0.56	0.56	2.24
12/31/18		11.75		0.25		(0.32)		(0.07)		(0.25)	—	11.43	(0.57)	850,576	83	(c)	0.57	0.57	2.21
12/31/17		11.63		0.22		0.13		0.35		(0.23)	—	11.75	3.02	892,847	46	(c)	0.57	0.57	1.88
12/31/16		11.50		0.21		0.01		0.22		(0.09)	—	11.63	1.92	1,136,243	77	(c)	0.57	0.57	1.78

Class I
12/31/20		12.53		0.25		0.66		0.91		—	—	13.44	7.26	264,938	81	(c)	0.26	0.26	1.90
12/31/19		11.85		0.32		0.67		0.99		(0.31)	—	12.53	8.37	267,955	62	(c)	0.26	0.26	2.54
12/31/18		12.17		0.30		(0.34)		(0.04)		(0.28)	—	11.85	(0.28)	231,758	83	(c)	0.27	0.27	2.51
12/31/17	(d)	12.03		0.27		0.12		0.39		(0.25)	—	12.17	3.28	307,567	46	(c)	0.28	0.28	2.24
12/31/16		11.88		0.24		0.01		0.25		(0.10)	—	12.03	2.10	1,407	77	(c)	0.37	0.37	1.98

JNL/Mellon Communication Services Sector Fund(b)(e)
Class A
12/31/20		14.45		0.06		3.59		3.65		—	—	18.10	25.26	251,202	14		0.67	0.67	0.37
12/31/19		11.43		0.05		2.97		3.02		—	—	14.45	26.42	157,958	54		0.67	0.67	0.40
12/31/18		14.55		0.43		(1.14)		(0.71)		(0.58)	(1.83)	11.43	(5.81)	111,155	110		0.68	0.68	3.10
12/31/17		15.15		0.49		0.04		0.53		(0.52)	(0.61)	14.55	3.53	118,950	27		0.68	0.68	3.24
12/31/16		13.39	(f)	0.47	(f)	2.57	(f)	3.04	(f)	(0.40)	(0.87)	15.15	23.55	143,245	24		0.68	0.68	3.18

Class I
12/31/20		13.49		0.09		3.38		3.47		—	—	16.96	25.72	4,452	14		0.32	0.37	0.63
12/31/19		10.63		0.08		2.78		2.86		—	—	13.49	26.91	1,377	54		0.32	0.37	0.65
12/31/18		13.69		0.38		(0.99)		(0.61)		(0.62)	(1.83)	10.63	(5.47)	397	110		0.33	0.38	3.01
12/31/17	(d)	14.32		0.49		0.05		0.54		(0.56)	(0.61)	13.69	3.77	84	27		0.44	0.45	3.46
12/31/16		12.72	(f)	0.47	(f)	2.43	(f)	2.90	(f)	(0.43)	(0.87)	14.32	23.69	91	24		0.48	0.48	3.40

JNL/Mellon Consumer Discretionary Sector Fund(b)(g)
Class A
12/31/20		25.44		0.06		11.90		11.96		—	—	37.40	47.01	1,799,580	11		0.64	0.64	0.22
12/31/19		20.05		0.16		5.23		5.39		—	—	25.44	26.88	1,309,949	4		0.64	0.64	0.69
12/31/18		20.81		0.15		(0.37)		(0.22)		(0.15)	(0.39)	20.05	(1.22)	1,129,094	36		0.64	0.64	0.67
12/31/17		18.29		0.16		3.74		3.90		(0.23)	(1.15)	20.81	22.10	1,111,519	8		0.64	0.64	0.81
12/31/16		17.87		0.21		0.86		1.07		(0.13)	(0.52)	18.29	6.16	909,097	13		0.65	0.65	1.19

Class I
12/31/20		26.03		0.16		12.22		12.38		—	—	38.41	47.56	13,457	11		0.29	0.34	0.54
12/31/19		20.45		0.25		5.33		5.58		—	—	26.03	27.29	5,176	4		0.29	0.34	1.05
12/31/18		21.21		0.22		(0.38)		(0.16)		(0.21)	(0.39)	20.45	(0.91)	2,695	36		0.29	0.34	0.99
12/31/17	(d)	18.60		0.22		3.81		4.03		(0.27)	(1.15)	21.21	22.44	18,268	8		0.31	0.36	1.08
12/31/16		18.16		0.25		0.87		1.12		(0.15)	(0.52)	18.60	6.34	286	13		0.45	0.45	1.37

(a)	The Fund commenced operations on April 27, 2020.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)	Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was 128%, 118%, 121%, 107%, and 140% in 2016, 2017, 2018, 2019 and 2020, respectively.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(f)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(g)

On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon Consumer Staples Sector Fund
Class A
12/31/20		12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67		0.67		2.28
12/31/19		9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25	0.69		0.69		2.16
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45	0.70		0.70		2.46
12/31/17	(a)	10.00	0.06	0.55	0.61	—	—	10.61	6.10	7,763	73	0.71		0.71		2.08

Class I
12/31/20		12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32		0.37		2.66
12/31/19		9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25	0.34		0.39		2.52
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45	0.35		0.40		2.75
12/31/17	(a)	10.00	0.07	0.55	0.62	—	—	10.62	6.20	47	73	0.36		0.41		2.58

JNL/Mellon Dow Index Fund(b)(c)
Class A
12/31/20		33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65		0.65		1.62
12/31/19		26.55	0.53	5.97	6.50	—	—	33.05	24.48	1,028,406	2	0.65		0.65		1.76
12/31/18		27.66	0.45	(1.56)	(1.11)	—	—	26.55	(4.01)	783,970	6	0.66		0.66		1.61
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66		0.66		1.71
12/31/16		18.71	0.39	2.57	2.96	—	—	21.67	15.82	557,991	6	0.66		0.66		2.01

Class I
12/31/20		33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30		0.35		1.96
12/31/19		26.67	0.66	5.99	6.65	—	—	33.32	24.93	6,345	2	0.30		0.35		2.12
12/31/18		27.69	0.56	(1.58)	(1.02)	—	—	26.67	(3.68)	1,246	6	0.31		0.36		1.98
12/31/17	(d)	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31		0.35		1.65

JNL/Mellon Emerging Markets Index Fund(b)
Class A
12/31/20		11.30	0.14	1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11	0.74		0.74		1.35
12/31/19		9.79	0.22	1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12	0.73		0.73		2.09
12/31/18		11.78	0.21	(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13	0.74		0.74		1.84
12/31/17		8.73	0.16	2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33	0.72	(e)	0.74	(e)	1.57
12/31/16		8.06	0.15	0.67	0.82	(0.15)	—	8.73	10.09	958,527	11	0.75		0.76		1.70

Class I
12/31/20		11.36	0.17	1.81	1.98	(0.42)	—	12.92	17.55	14,781	11	0.40		0.44		1.59
12/31/19		9.85	0.25	1.52	1.77	(0.26)	—	11.36	18.20	8,648	12	0.43		0.43		2.37
12/31/18		11.85	0.29	(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13	0.44		0.44		2.48
12/31/17	(f)	8.76	0.06	3.14	3.20	(0.11)	—	11.85	36.59	39,436	33	0.44	(e)	0.44	(e)	0.54
12/31/16		8.09	0.16	0.68	0.84	(0.17)	—	8.76	10.25	57	11	0.55		0.56		1.78

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Energy Sector Fund(a)(b)
Class A
12/31/20		21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74
12/31/19		20.14	0.65	1.09	1.74	—	—	21.88	8.64	1,084,341	8	0.64	0.64	2.97
12/31/18		26.10	0.54	(5.75)	(5.21)	(0.75)	—	20.14	(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03	0.51	5.45	5.96	(0.48)	—	27.51	27.21	1,850,929	7	0.64	0.64	2.10

Class I
12/31/20		22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93
12/31/19		20.49	0.74	1.11	1.85	—	—	22.34	9.03	4,594	8	0.29	0.34	3.35
12/31/18		26.52	0.65	(5.86)	(5.21)	(0.82)	—	20.49	(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	(c)	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35	0.57	5.53	6.10	(0.52)	—	27.93	27.47	1,419	7	0.44	0.44	2.32

JNL/Mellon Equity Income Fund(a)
Class A
12/31/20		18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80	0.90	0.90	1.64
12/31/19		14.29	0.29	3.80	4.09	—	—	18.38	28.62	235,788	58	0.91	0.91	1.77
12/31/18		17.17	0.28	(1.82)	(1.54)	(0.19)	(1.15)	14.29	(9.61)	174,006	65	0.91	0.91	1.65
12/31/17		15.38	0.23	2.12	2.35	(0.25)	(0.31)	17.17	15.66	164,350	63	0.93	0.93	1.45
12/31/16		13.70	0.26	2.20	2.46	(0.14)	(0.63)	15.38	18.55	131,631	66	0.92	0.92	1.86

Class I
12/31/20		18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80	0.60	0.60	1.98
12/31/19		14.33	0.35	3.80	4.15	—	—	18.48	28.96	289,241	58	0.61	0.61	2.08
12/31/18		17.18	0.36	(1.85)	(1.49)	(0.21)	(1.15)	14.33	(9.27)	83,601	65	0.61	0.61	2.38
12/31/17	(d)	15.80	0.04	1.34	1.38	—	—	17.18	8.73	77	63	0.67	0.67	0.83

JNL/Mellon Financial Sector Fund(a)(e)
Class A
12/31/20		15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02
12/31/19		11.52	0.24	3.34	3.58	—	—	15.10	31.08	1,348,714	4	0.64	0.64	1.81
12/31/18		13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43	0.18	2.22	2.40	(0.17)	(0.42)	12.24	24.10	1,101,086	37	0.65	0.65	1.70

Class I
12/31/20		15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36
12/31/19		11.56	0.29	3.35	3.64	—	—	15.20	31.49	5,938	4	0.29	0.34	2.15
12/31/18		13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	(c)	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57
12/31/16		10.44	0.20	2.22	2.42	(0.19)	(0.42)	12.25	24.32	568	37	0.45	0.45	1.90

JNL/Mellon Healthcare Sector Fund(a)(f)
Class A
12/31/20		31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90
12/31/19		26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92

Class I
12/31/20		32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25
12/31/19		26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	(c)	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(f)

On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Industrials Sector Fund
Class A
12/31/20		11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98
12/31/19		9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70	0.70	1.21
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71	0.71	1.08
12/31/17	(a)	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70	0.70	1.27

Class I
12/31/20		11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32
12/31/19		9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35	0.40	1.57
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36	0.41	1.56
12/31/17	(a)	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38	0.43	2.14

JNL/Mellon Information Technology Sector Fund(b)(c)
Class A
12/31/20		22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42
12/31/19		14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.64	0.92

Class I
12/31/20		22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75
12/31/19		15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	(d)	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	0.44	1.13

JNL/Mellon International Index Fund(b)
Class A
12/31/20		13.80	0.23	0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3	0.63	0.63	1.78
12/31/19		11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63	0.63	2.69
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2	0.63	0.63	2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10	0.63	0.63	2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)	—	12.82	0.80	2,257,948	7	0.63	0.63	2.69

Class I
12/31/20		14.44	0.28	0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3	0.33	0.33	2.08
12/31/19		12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33	0.33	2.88
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2	0.33	0.33	2.90
12/31/17	(d)	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10	0.34	0.34	1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)	—	13.30	0.94	1,515	7	0.43	0.43	2.89

JNL/Mellon Materials Sector Fund
Class A
12/31/20		10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47
12/31/19		8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71	0.71	1.46
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72	0.72	1.09
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70	0.70	1.18

Class I
12/31/20		10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82
12/31/19		8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36	0.41	1.81
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37	0.42	1.73
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70	0.70	1.06

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon MSCI KLD 400 Social Index Fund(a)
Class A
12/31/20		13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76	0.76	0.93
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75	0.75	1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75	0.75	1.12
12/31/17	(b)	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76	0.76	1.19

Class I
12/31/20		13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41	0.46	1.21
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40	0.45	1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40	0.45	1.53
12/31/17	(c)(d)	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71	0.71	1.16

JNL/Mellon MSCI World Index Fund(a)(e)
Class A
12/31/20		27.49	0.36	3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67	0.67	1.34
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67	0.67	1.79
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67	0.67	1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66	0.66	3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95	337,702	5	0.66	0.66	3.86

Class I
12/31/20		27.60	0.46	3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32	0.37	1.69
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32	0.37	2.10
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32	0.37	1.94
12/31/17	(d)	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33	0.38	1.39

JNL/Mellon Nasdaq 100 Index Fund(a)(f)
Class A
12/31/20		31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65	0.65	0.24
12/31/19		22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67	0.67	0.43
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68	0.68	0.63

Class I
12/31/20		20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30	0.35	0.58
12/31/19		14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32	0.37	0.79
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	(g)	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48	0.48	0.83

JNL/Mellon Real Estate Sector Fund
Class A
12/31/20		12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69	0.69	1.83
12/31/19		9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68	0.68	2.24
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68	0.68	4.14
12/31/17	(b)	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68	0.68	5.75

Class I
12/31/20		12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34	0.39	2.58
12/31/19		9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33	0.38	2.54
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33	0.38	3.42
12/31/17	(b)	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33	0.38	5.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	The Fund commenced operations on September 25, 2017.
(c)	The Fund commenced operations on April 24, 2017.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(f)

On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)
Class A
12/31/20		22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56		0.56		1.02
12/31/19		17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56		0.56		1.08
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56		0.56		1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56		0.56		0.93
12/31/16		17.01	0.22	3.19	3.41	(0.03)	(0.09)	20.30	20.12	2,625,491	33	0.57		0.57		1.23

Class I
12/31/20		23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26		0.26		1.32
12/31/19		18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26		0.26		1.39
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26		0.26		1.31
12/31/17	(b)	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27		0.27		1.50
12/31/16		17.27	0.26	3.24	3.50	(0.04)	(0.09)	20.64	20.34	1,722	33	0.37		0.37		1.43

JNL/Mellon S&P 500 Index Fund(a)
Class A
12/31/20		24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53		0.53		1.31
12/31/19		19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53		0.53		1.51
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16	7,273,736	11	0.53	(c)	0.54	(c)	1.49
12/31/16		16.79	0.29	1.62	1.91	(0.02)	(0.03)	18.65	11.37	6,405,019	5	0.54		0.55		1.67

Class I
12/31/20		24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23		0.23		1.62
12/31/19		19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23		0.23		1.80
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	(b)	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49	597,675	11	0.24	(c)	0.24	(c)	1.68
12/31/16		17.12	0.33	1.65	1.98	(0.02)	(0.03)	19.05	11.56	5,184	5	0.34		0.35		1.86

JNL/Mellon Small Cap Index Fund(a)
Class A
12/31/20		19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57		0.57		0.90
12/31/19		15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57		0.57		0.96
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34	0.56		0.56		0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)	(0.81)	19.71	12.83	2,097,611	22	0.56		0.56		0.91
12/31/16		14.70	0.16	3.63	3.79	(0.08)	(0.01)	18.40	25.87	2,319,235	22	0.57		0.57		1.01

Class I
12/31/20		19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27		0.27		1.20
12/31/19		16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27		0.27		1.27
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34	0.26		0.26		1.17
12/31/17	(b)	18.70	0.29	2.07	2.36	(0.19)	(0.81)	20.06	13.08	257,901	22	0.27		0.27		1.49
12/31/16		14.92	0.19	3.69	3.88	(0.09)	(0.01)	18.70	26.13	1,690	22	0.37		0.37		1.21

JNL/Mellon Utilities Sector Fund(a)
Class A
12/31/20		16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66		0.66		2.66
12/31/19		13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28	0.66		0.66		2.54
12/31/18		13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42	0.69		0.69		2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)	(0.35)	13.18	11.62	81,487	11	0.69		0.69		2.63
12/31/16		10.99	0.34	1.50	1.84	(0.23)	(0.19)	12.41	16.81	76,323	25	0.69		0.69		2.75

Class I
12/31/20		16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31		0.36		2.94
12/31/19		13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28	0.31		0.36		2.92
12/31/18		13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42	0.34		0.39		3.15
12/31/17	(d)	13.18	0.14	(0.12)	0.02	—	—	13.20	0.15	22	11	0.35		0.40		3.69

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/MFS Mid Cap Value Fund(a)
Class A
12/31/20		13.18		0.13		0.38		0.51		—	—	13.69	3.87	1,655,807	32	0.96		0.96		1.15
12/31/19		10.07		0.15		2.96		3.11		—	—	13.18	30.88	1,237,628	22	0.96		0.96		1.24
12/31/18		12.13		0.14		(1.51)		(1.37)		(0.05)	(0.64)	10.07	(11.68)	1,027,972	40	0.96		0.96		1.15
12/31/17		10.87		0.09		1.32		1.41		(0.15)	—	12.13	13.02	857,083	129	0.97	(b)	0.99	(b)	0.76
12/31/16		9.57		0.08		1.22		1.30		—	—	10.87	13.58	910,162	135	1.00		1.01		0.82

Class I
12/31/20		13.32		0.17		0.38		0.55		—	—	13.87	4.13	25,779	32	0.66		0.66		1.44
12/31/19		10.14		0.18		3.00		3.18		—	—	13.32	31.36	187,007	22	0.66		0.66		1.53
12/31/18		12.20		0.18		(1.53)		(1.35)		(0.07)	(0.64)	10.14	(11.46)	173,400	40	0.66		0.66		1.50
12/31/17	(c)	10.93		0.13		1.32		1.45		(0.18)	—	12.20	13.33	97,911	129	0.70	(b)	0.71	(b)	1.14
12/31/16		9.61		0.10		1.22		1.32		—	—	10.93	13.74	11,032	135	0.80		0.81		1.02

JNL/Morningstar Wide Moat Index Fund
Class A
12/31/20		12.42		0.18		1.56		1.74		(0.15)	(0.83)	13.18	14.17	244,640	72	0.77		0.77		1.45
12/31/19		9.28		0.17		3.04		3.21		(0.07)	—	12.42	34.64	148,162	73	0.77		0.77		1.56
12/31/18	(d)	10.00		0.07		(0.79)		(0.72)		—	—	9.28	(7.20)	86,073	40	0.77		0.77		1.91

Class I
12/31/20		12.47		0.21		1.58		1.79		(0.17)	(0.83)	13.26	14.47	634,550	72	0.47		0.47		1.74
12/31/19		9.29		0.20		3.06		3.26		(0.08)	—	12.47	35.11	574,922	73	0.47		0.47		1.85
12/31/18	(d)	10.00		0.09		(0.80)		(0.71)		—	—	9.29	(7.10)	392,677	40	0.47		0.47		2.37

JNL/Neuberger Berman Commodity Strategy Fund(a)(e)
Class A
12/31/20		11.02		0.00		(0.40)		(0.40)		—	—	10.62	(3.63)	12,822	106	0.92		0.92		(0.05)
12/31/19	(f)	10.02		0.19		1.02		1.21		(0.21)	—	11.02	12.09	17,165	94	0.90		0.90		1.77
12/31/18	(f)	11.24		0.15		(1.33)		(1.18)		(0.04)	—	10.02	(10.56)	15,918	121	0.92		0.92		1.36
12/31/17	(f)	12.97		0.03		0.67		0.70		(2.43)	—	11.24	6.47	14,911	113	0.99		0.99		0.27
12/31/16	(f)	11.61	(g)	(0.03)	(g)	1.39	(g)	1.36	(g)	—	—	12.97	11.81	20,505	22	0.99		0.99		(0.24)

Class I
12/31/20		11.05		0.12		(0.52)		(0.40)		—	—	10.65	(3.62)	—	106	0.62		0.62		1.22
12/31/19	(f)	10.04		0.23		1.02		1.25		(0.24)	—	11.05	12.48	92,021	94	0.60		0.60		2.10
12/31/18	(f)	11.24		0.20		(1.34)		(1.14)		(0.06)	—	10.04	(10.22)	147,737	121	0.62		0.62		1.76
12/31/17	(f)(h)	10.68		0.02		0.54		0.56		—	—	11.24	5.24	1,235	113	0.71		0.71		0.77

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Fund commenced operations on August 13, 2018.
(e)	Effective June 24, 2019, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund name was changed to JNL/Neuberger Berman Commodity Strategy Fund.
(f)	Consolidated Financial Statements.
(g)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Neuberger Berman Strategic Income Fund(a)
Class A
12/31/20		11.27	0.31	0.48	0.79	—	—	12.06	7.01	638,226	116	(b)	0.94		0.94		2.76
12/31/19		10.58	0.34	0.65	0.99	(0.30)	—	11.27	9.35	670,622	95	(b)	0.94		0.94		3.03
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)	—	10.58	(2.54)	617,989	96	(b)	0.94		0.94		3.20
12/31/17		10.68	0.30	0.42	0.72	(0.32)	—	11.08	6.77	680,039	107	(b)	0.94		0.94		2.71
12/31/16		10.45	0.31	0.30	0.61	(0.34)	(0.04)	10.68	5.81	590,043	103	(b)	0.94		0.94		2.90

Class I
12/31/20		11.36	0.35	0.48	0.83	—	—	12.19	7.31	169,051	116	(b)	0.64		0.64		3.07
12/31/19		10.67	0.36	0.66	1.02	(0.33)	—	11.36	9.60	220,007	95	(b)	0.64		0.64		3.19
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)	—	10.67	(2.12)	65,642	96	(b)	0.64		0.64		3.63
12/31/17	(c)	10.74	0.35	0.40	0.75	(0.34)	—	11.15	7.03	25,034	107	(b)	0.66		0.66		3.16
12/31/16		10.52	0.34	0.29	0.63	(0.37)	(0.04)	10.74	5.93	19	103	(b)	0.74		0.74		3.14

JNL/PIMCO Income Fund
Class A
12/31/20		10.51	0.27	0.25	0.52	—	—	11.03	4.95	796,728	524		0.94	(d)	0.94	(d)	2.57
12/31/19		10.02	0.33	0.45	0.78	(0.29)	—	10.51	7.82	680,208	365		0.94	(d)	0.94	(d)	3.13
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)	—	10.02	(0.11)	388,700	207		0.97	(d)	0.97	(d)	2.70
12/31/17	(e)	10.00	0.06	0.01	0.07	—	—	10.07	0.70	132,772	60		0.98	(d)	0.98	(d)	2.15

Class I
12/31/20		10.57	0.30	0.26	0.56	—	—	11.13	5.30	908,423	524		0.64	(d)	0.64	(d)	2.87
12/31/19		10.06	0.36	0.45	0.81	(0.30)	—	10.57	8.13	871,145	365		0.64	(d)	0.64	(d)	3.43
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)	—	10.06	0.20	670,255	207		0.67	(d)	0.67	(d)	2.98
12/31/17	(e)	10.00	0.06	0.02	0.08	—	—	10.08	0.80	504,472	60		0.68	(d)	0.68	(d)	2.39

JNL/PIMCO Investment Grade Credit Bond Fund(a)(f)
Class A
12/31/20		12.26	0.30	0.99	1.29	—	—	13.55	10.52	716,376	167		0.74	(g)	0.74	(g)	2.30
12/31/19		10.97	0.38	1.20	1.58	(0.29)	—	12.26	14.47	497,732	183		0.92	(g)	0.92	(g)	3.20
12/31/18		11.71	0.39	(0.69)	(0.30)	(0.33)	(0.11)	10.97	(2.56)	281,787	150		0.91	(g)	0.91	(g)	3.41
12/31/17		11.19	0.36	0.42	0.78	(0.23)	(0.03)	11.71	6.97	311,231	121		0.89		0.89		3.08
12/31/16		10.62	0.30	0.38	0.68	(0.11)	—	11.19	6.34	371,627	125		0.77		0.77		2.69

Class I
12/31/20		12.28	0.33	1.01	1.34	—	—	13.62	10.91	1,165,502	167		0.44	(g)	0.44	(g)	2.58
12/31/19		10.98	0.41	1.21	1.62	(0.32)	—	12.28	14.75	613,139	183		0.62	(g)	0.62	(g)	3.44
12/31/18		11.72	0.42	(0.68)	(0.26)	(0.37)	(0.11)	10.98	(2.26)	138,829	150		0.61	(g)	0.61	(g)	3.70
12/31/17	(h)	11.65	0.11	(0.04)	0.07	—	—	11.72	0.60	204,949	121		0.67		0.67		3.39

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 359%, 351%, 363%, 322%, and 385% in 2016, 2017, 2018, 2019 and 2020 respectively.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: December 31, 2020: 0.94%; December 31, 2019: 0.94%; December 31, 2018: 0.95%; December 31, 2017: 0.96%; December 31, 2016: N/A. Class I: December 31, 2020: 0.64%; December 31, 2019: 0.64%; December 31, 2018: 0.65%; December 31, 2017: 0.66%; December 31, 2016: N/A.

(e)	The Fund commenced operations on September 25, 2017.
(f)	Effective June 24, 2019, JNL/PIMCO Investment Grade Corporate Bond Fund name was changed to JNL/PIMCO Investment Grade Credit Bond Fund.
(g)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: December 31, 2020: 0.74%; December 31, 2019: 0.74%; December 31, 2018: 0.75%; December 31, 2017: 0.76%; December 31, 2016: 0.76%. Class I: December 31, 2020: 0.44%; December 31, 2019: 0.46%; December 31, 2018: 0.45%; December 31, 2017: 0.54%; December 31, 2016: N/A.

(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from						Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Real Return Fund(a)
Class A
12/31/20		10.47		0.08		1.12		1.20		—		—	11.67	11.46		1,238,237	179	0.95	(b)	0.95	(b)	0.75
12/31/19		9.66		0.12		0.69		0.81		—		—	10.47	8.39		1,023,793	225	1.67	(b)	1.67	(b)	1.21
12/31/18		9.95		0.18		(0.40)		(0.22)		(0.07)		—	9.66	(2.23)		1,045,541	258	1.58	(b)	1.58	(b)	1.85
12/31/17		9.65		0.17		0.13		0.30		—		—	9.95	3.11		1,195,715	162	1.16	(b)(c)	1.17	(b)(c)	1.71
12/31/16		9.74		0.17		0.35		0.52		(0.61)	(d)	—	9.65	5.17		1,750,231	118	1.05	(b)	1.05	(b)	1.70

Class I
12/31/20		10.61		0.12		1.13		1.25		—		—	11.86	11.78		347,527	179	0.65	(b)	0.65	(b)	1.05
12/31/19		9.76		0.16		0.69		0.85		—		—	10.61	8.71		359,304	225	1.37	(b)	1.37	(b)	1.55
12/31/18		10.06		0.21		(0.41)		(0.20)		(0.10)		—	9.76	(1.95)		709,718	258	1.28	(b)	1.28	(b)	2.15
12/31/17	(e)	9.75		0.25		0.06		0.31		—		—	10.06	3.18		863,416	162	0.90	(b)(c)	0.90	(b)(c)	2.46
12/31/16		9.82		0.20		0.36		0.56		(0.63)	(d)	—	9.75	5.56		744	118	0.85	(b)	0.85	(b)	1.92

JNL/PPM America Floating Rate Income Fund(a)
Class A
12/31/20		10.94		0.35		(0.30)		0.05		—		—	10.99	0.46		1,068,399	27	0.93		0.93		3.33
12/31/19		10.11		0.48		0.35		0.83		—		—	10.94	8.21		1,406,085	36	0.92		0.92		4.48
12/31/18		10.54		0.44		(0.54)		(0.10)		(0.33)		—	10.11	(1.02)		1,601,915	68	0.93		0.93		4.12
12/31/17		10.58		0.37		(0.06)		0.31		(0.35)		—	10.54	2.92		1,457,373	63	0.96	(c)	0.96	(c)	3.48
12/31/16		10.11		0.39		0.55		0.94		(0.47)		—	10.58	9.42		1,410,038	50	0.99		0.99		3.73

Class I
12/31/20		10.99		0.42		(0.34)		0.08		—		—	11.07	0.73		5,457	27	0.63		0.63		3.98
12/31/19		10.12		0.51		0.36		0.87		—		—	10.99	8.60		30,209	36	0.62		0.62		4.77
12/31/18		10.55		0.47		(0.54)		(0.07)		(0.36)		—	10.12	(0.82)		29,676	68	0.63		0.63		4.39
12/31/17	(f)	10.45		0.11		(0.01)		0.10		—		—	10.55	0.96		33,712	63	0.63	(c)	0.63	(c)	3.78

JNL/PPM America High Yield Bond Fund(a)
Class A
12/31/20		13.90		0.70		0.01		0.71		—		—	14.61	5.11	(g)	1,412,152	77	0.74		0.74		5.18
12/31/19		12.13		0.69		1.08		1.77		—		—	13.90	14.59		1,585,066	75	0.74		0.74		5.23
12/31/18		13.64		0.73		(1.42)		(0.69)		(0.82)		—	12.13	(5.30)		1,434,059	52	0.74		0.74		5.42
12/31/17		13.46		0.72		0.28		1.00		(0.82)		—	13.64	7.49		1,763,229	73	0.74		0.74		5.24
12/31/16		11.51	(h)	0.73	(h)	1.24	(h)	1.97	(h)	(0.02)		—	13.46	17.23		2,361,300	96	0.74		0.74		5.90

Class I
12/31/20		16.33		0.87		0.02		0.89		—		—	17.22	5.45		491,339	77	0.44		0.44		5.48
12/31/19		14.21		0.86		1.26		2.12		—		—	16.33	14.92		504,753	75	0.44		0.44		5.53
12/31/18		15.84		0.89		(1.66)		(0.77)		(0.86)		—	14.21	(5.06)		507,235	52	0.44		0.44		5.73
12/31/17	(e)	15.49		0.92		0.27		1.19		(0.84)		—	15.84	7.79		574,946	73	0.46		0.46		5.84
12/31/16		13.22	(h)	0.87	(h)	1.42	(h)	2.29	(h)	(0.02)		—	15.49	17.34		12,207	96	0.54		0.54		6.08

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: December 31, 2020: 0.79%; December 31, 2019: 0.81%; December 31, 2018: 0.79%; December 31, 2017: 0.79% (Net: 0.78%); December 31, 2016: 0.80%. Class I: December 31, 2020: 0.49%; December 31, 2019: 0.51%; December 31, 2018: 0.49%; December 31, 2017: 0.52% (Net: 0.52%); December 31, 2016: 0.60%. Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)

Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class I shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%

(h)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PPM America Small Cap Value Fund(a)
Class A
12/31/20		12.69	0.08	(0.50)	(0.42)	—	—	12.27	(3.31)	400,986	33		0.99		0.99		0.76
12/31/19		10.39	0.07	2.23	2.30	—	—	12.69	22.14	518,584	31		0.98		0.98		0.63
12/31/18		15.18	0.08	(2.87)	(2.79)	(0.10)	(1.90)	10.39	(20.17)	553,958	35		0.95		0.95		0.56
12/31/17		13.10	0.09	2.14	2.23	(0.05)	(0.10)	15.18	17.17	885,900	56		0.95	(b)	1.01	(b)	0.62
12/31/16		10.12	0.06	3.02	3.08	(0.01)	(0.09)	13.10	30.55	778,686	44		0.98		1.05		0.56

Class I
12/31/20		13.13	0.11	(0.51)	(0.40)	—	—	12.73	(3.05)	18,647	33		0.69		0.69		1.06
12/31/19		10.72	0.12	2.29	2.41	—	—	13.13	22.48	21,552	31		0.68		0.68		0.94
12/31/18		15.59	0.13	(2.96)	(2.83)	(0.14)	(1.90)	10.72	(19.94)	19,219	35		0.65		0.65		0.87
12/31/17	(c)	13.44	0.15	2.17	2.32	(0.07)	(0.10)	15.59	17.40	23,024	56		0.66	(b)	0.66	(b)	0.97
12/31/16		10.36	0.09	3.09	3.18	(0.01)	(0.09)	13.44	30.83	141	44		0.78		0.85		0.78

JNL/PPM America Total Return Fund(a)(d)
Class A
12/31/20		12.69	0.26	0.99	1.25	—	—	13.94	9.85	821,727	80	(e)	0.78		0.78		1.90
12/31/19		11.53	0.31	0.85	1.16	—	—	12.69	10.06	456,735	95	(e)	0.80		0.80		2.54
12/31/18		11.95	0.32	(0.47)	(0.15)	(0.27)	—	11.53	(1.23)	332,524	65	(e)	0.80		0.80		2.72
12/31/17		11.72	0.28	0.22	0.50	(0.27)	—	11.95	4.27	323,218	69	(e)	0.79		0.79		2.31
12/31/16		11.43	0.30	0.36	0.66	(0.37)	—	11.72	5.68	1,134,787	100	(e)	0.80		0.80		2.56

Class I
12/31/20		12.69	0.30	1.00	1.30	—	—	13.99	10.24	1,176,797	80	(e)	0.48		0.48		2.22
12/31/19		11.50	0.35	0.84	1.19	—	—	12.69	10.35	933,513	95	(e)	0.50		0.50		2.86
12/31/18		11.96	0.35	(0.47)	(0.12)	(0.34)	—	11.50	(0.97)	787,240	65	(e)	0.50		0.50		3.01
12/31/17	(f)	11.87	0.09	0.00	0.09	—	—	11.96	0.76	940,410	69	(e)	0.51		0.51		2.67

JNL/RAFI Fundamental Asia Developed Fund(a)
Class A
12/31/20		12.56	0.24	0.32	0.56	—	—	13.12	4.46	193,124	27		0.69		0.69		2.16
12/31/19		13.31	0.47	1.58	2.05	(0.60)	(2.20)	12.56	15.88	225,384	168		0.67		0.67		3.34
12/31/18		16.73	0.44	(2.74)	(2.30)	(0.72)	(0.40)	13.31	(13.86)	226,678	95		0.65		0.65		2.84
12/31/17		14.00	0.44	2.80	3.24	(0.51)	—	16.73	23.24	317,697	97		0.66		0.66		2.81
12/31/16		13.59	0.36	0.91	1.27	(0.28)	(0.58)	14.00	9.60	225,001	96		0.66		0.66		2.67

Class I
12/31/20		12.73	0.31	0.30	0.61	—	—	13.34	4.79	950	27		0.35		0.39		2.68
12/31/19		13.46	0.51	1.62	2.13	(0.66)	(2.20)	12.73	16.29	560	168		0.37		0.37		3.65
12/31/18		16.90	0.46	(2.75)	(2.29)	(0.75)	(0.40)	13.46	(13.62)	222	95		0.35		0.35		2.96
12/31/17	(c)	14.13	0.49	2.81	3.30	(0.53)	—	16.90	23.49	111	97		0.43		0.43		3.09
12/31/16		13.71	0.40	0.91	1.31	(0.31)	(0.58)	14.13	9.82	77	96		0.46		0.46		2.89

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

(e)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 146%, 72%, 70%, 97% and 118% in 2016, 2017, 2018, 2019, and 2020, respectively.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/RAFI Fundamental Europe Fund(a)
Class A
12/31/20		12.06	0.23	(0.35)	(0.12)	(0.67)	—	11.27	(0.95)	270,306	11	0.68	0.68	2.23
12/31/19		11.13	0.54	1.05	1.59	(0.66)	—	12.06	14.55	323,545	137	0.67	0.67	4.54
12/31/18		13.55	0.51	(2.50)	(1.99)	(0.43)	—	11.13	(14.80)	349,696	68	0.65	0.65	4.00
12/31/17		11.26	0.41	2.26	2.67	(0.38)	—	13.55	23.74	488,095	63	0.65	0.65	3.19
12/31/16		11.85	0.37	(0.59)	(0.22)	(0.37)	—	11.26	(1.84)	350,097	81	0.65	0.65	3.26

Class I
12/31/20		12.17	0.26	(0.34)	(0.08)	(0.71)	—	11.38	(0.57)	537	11	0.35	0.38	2.51
12/31/19		11.24	0.54	1.10	1.64	(0.71)	—	12.17	14.86	535	137	0.37	0.37	4.51
12/31/18		13.68	0.49	(2.47)	(1.98)	(0.46)	—	11.24	(14.58)	221	68	0.35	0.35	4.00
12/31/17	(b)	11.36	0.45	2.27	2.72	(0.40)	—	13.68	24.00	37	63	0.42	0.42	3.45
12/31/16		11.95	0.38	(0.57)	(0.19)	(0.40)	—	11.36	(1.60)	23	81	0.45	0.45	3.26

JNL/RAFI Fundamental U.S. Small Cap Fund(a)(c)
Class A
12/31/20		6.15	0.06	0.47	0.53	—	—	6.68	8.62	411,422	26	0.67	0.67	1.10
12/31/19	(d)	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61	422,668	182	0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90	0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82	0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40	820,565	56	0.66	0.66	0.85

Class I
12/31/20		5.99	0.08	0.46	0.54	—	—	6.53	9.02	2,690	26	0.32	0.37	1.50
12/31/19		5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03	1,604	182	0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90	0.31	0.36	1.51
12/31/17	(b)	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82	0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42	757	56	0.46	0.46	1.06

JNL/RAFI Multi-Factor U.S. Equity Fund(a)(e)
Class A
12/31/20		14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40	0.67	0.67	1.60
12/31/19	(d)	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153	0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60	0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89	0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18	3,199,574	74	0.64	0.64	2.30

Class I
12/31/20		14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40	0.37	0.37	1.90
12/31/19		13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153	0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60	0.33	0.33	2.47
12/31/17	(b)	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89	0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40	12,357	74	0.44	0.44	2.50

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(d)	The Fund commenced operations on June 24, 2019.
(e)

On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital JNL 5 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Balanced Fund(a)(b)(c)
Class A
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98		501,928	126		1.01		1.01	1.13
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06		507,773	82		1.00		1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)		477,118	216		0.88		0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45		192,360	111	(d)	0.44		0.44	1.07
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11		189,399	159		0.35		0.35	1.18

Class I
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26		668	126		0.71		0.71	1.26
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42		2	82		0.70		0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)		1	216		0.65		0.65	0.98
12/31/17	(e)	11.35	0.00	0.55	0.55	—	—	11.90	4.85		1	111	(d)	0.09		0.09	(0.09)

JNL/T. Rowe Price Capital Appreciation Fund(f)
Class A
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48		8,392,371	86		0.97	(g)	0.97	0.83
12/31/19		13.88	0.20	3.14	3.34	—	—	17.22	24.06		5,779,034	50		0.98	(g)	0.98	1.23
12/31/18		14.31	0.32	(0.26)	0.06	(0.08)	(0.41)	13.88	0.40		3,160,575	64		1.00	(g)	1.01	2.18
12/31/17		12.65	0.12	1.75	1.87	(0.10)	(0.11)	14.31	14.80		2,209,139	67		1.05	(g)	1.05	0.87
12/31/16		11.88	0.15	0.77	0.92	(0.03)	(0.12)	12.65	7.77		1,291,509	62		1.06	(g)	1.06	1.20

Class I
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85		623,162	86		0.67	(g)	0.67	1.13
12/31/19		13.91	0.25	3.15	3.40	—	—	17.31	24.44		423,633	50		0.68	(g)	0.68	1.54
12/31/18		14.32	0.36	(0.26)	0.10	(0.10)	(0.41)	13.91	0.67		339,117	64		0.70	(g)	0.71	2.46
12/31/17	(e)	13.86	0.05	0.41	0.46	—	—	14.32	3.32		353,499	67		0.76	(g)	0.76	1.21

JNL/T. Rowe Price Established Growth Fund(f)
Class A
12/31/20		49.83	(0.19)	18.67	18.48	—	—	68.31	37.09	(h)	9,439,629	35		0.83		0.83	(0.35)
12/31/19		38.00	(0.02)	11.85	11.83	—	—	49.83	31.13		7,460,334	25		0.83		0.83	(0.05)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)		5,909,316	44		0.83		0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59		5,847,294	56		0.84		0.84	0.11
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43		6,414,359	42		0.85		0.85	0.06

Class I
12/31/20		51.71	(0.02)	19.41	19.39	—	—	71.10	37.50	(h)	2,908,301	35		0.53		0.53	(0.04)
12/31/19		39.31	0.12	12.28	12.40	—	—	51.71	31.54		2,720,614	25		0.53		0.53	0.25
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)		2,558,378	44		0.53		0.53	0.46
12/31/17	(i)	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90		2,944,326	56		0.55		0.55	0.40
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62		68,135	42		0.65		0.65	0.26

(a)	Effective April 27, 2020, JNL/T. Rowe Price Managed Volatility Balanced Fund name was changed to JNL/T. Rowe Price Balanced Fund.
(b)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(c)	Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”
(d)

Portfolio turnover for JNL/T. Rowe Price Balanced Fund includes the purchase and sale in each of the Fund's underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund's underlying funds was 11% in 2017.

(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(g)

The ratios of net expenses to average net assets for JNL/T.Rowe Price Capital Appreciation Fund includes a reimbursement for advisory fees related to advisory fees earned on an affiliated investment held by the Fund.

(h)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Established Growth Fund: 37.05% and 37.46%

(i)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Mid-Cap Growth Fund(a)
Class A
12/31/20		56.09	(0.18)	13.39	13.21	—	—	69.30	23.55	6,403,871	23	0.99	0.99	(0.32)
12/31/19		42.66	(0.01)	13.44	13.43	—	—	56.09	31.48	5,926,942	22	0.99	0.99	(0.02)
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)	4,713,404	29	0.99	0.99	(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47	4,899,959	30	1.00	1.00	(0.21)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08	3,830,555	30	1.00	1.00	(0.17)

Class I
12/31/20		59.04	0.00	14.13	14.13	—	—	73.17	23.93	284,182	23	0.69	0.69	0.00
12/31/19		44.78	0.15	14.11	14.26	—	—	59.04	31.84	445,624	22	0.69	0.69	0.28
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)	397,273	29	0.69	0.69	0.25
12/31/17	(b)	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75	412,117	30	0.74	0.74	0.04
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30	68,059	30	0.80	0.80	0.03

JNL/T. Rowe Price Short-Term Bond Fund(a)
Class A
12/31/20		10.17	0.17	0.23	0.40	—	—	10.57	3.93	1,489,869	61	0.71	0.71	1.68
12/31/19		9.77	0.22	0.18	0.40	—	—	10.17	4.09	1,160,563	71	0.71	0.71	2.22
12/31/18		9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50	0.71	0.71	1.87
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71	0.71	1.37
12/31/16		9.81	0.11	0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60	0.71	0.71	1.07

Class I
12/31/20		10.30	0.21	0.23	0.44	—	—	10.74	4.27	291,484	61	0.41	0.41	1.97
12/31/19		9.87	0.25	0.18	0.43	—	—	10.30	4.36	256,869	71	0.41	0.41	2.53
12/31/18		9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50	0.41	0.41	2.17
12/31/17	(b)	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42	0.42	1.74
12/31/16		9.90	0.13	0.04	0.17	(0.14)	—	9.93	1.73	283	60	0.51	0.51	1.27

JNL/T. Rowe Price U.S. High Yield Fund(a)(c)
Class A
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98	0.98	5.18
12/31/19		10.00	0.49	0.53	1.02	—	—	11.02	10.20	136,103	87	1.00	1.00	4.59
12/31/18		10.79	0.54	(0.75)	(0.21)	(0.50)	(0.08)	10.00	(2.09)	86,713	69	1.00	1.00	5.04
12/31/17		10.55	0.53	(0.03)	0.50	(0.21)	(0.05)	10.79	4.73	65,795	86	1.00	1.00	4.91
12/31/16	(d)	10.00	0.28	0.27	0.55	—	—	10.55	5.50	624,884	82	1.00	1.00	4.04

Class I
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68	0.68	5.64
12/31/19		9.91	0.52	0.52	1.04	—	—	10.95	10.49	396,312	87	0.70	0.70	4.94
12/31/18		10.81	0.57	(0.75)	(0.18)	(0.64)	(0.08)	9.91	(1.84)	522,198	69	0.70	0.70	5.32
12/31/17	(e)	10.76	0.14	(0.09)	0.05	—	—	10.81	0.46	627,214	86	0.71	0.71	4.97

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	Effective April 27, 2020, JNL/Crescent High Income Fund name was changed to JNL/T. Rowe Price U.S. High Yield Fund.
(d)	The Fund commenced operations on April 25, 2016.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Value Fund(a)
Class A
12/31/20		17.34	0.19		1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87		0.87		1.20
12/31/19		13.75	0.22		3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87		0.88		1.40
12/31/18		17.46	0.25		(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22		2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(b)	0.90	(b)	1.33
12/31/16		15.47	0.27		1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105	0.90		0.91		1.76

Class I
12/31/20		18.22	0.25		1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57		0.57		1.50
12/31/19		14.40	0.28		3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57		0.58		1.70
12/31/18		18.20	0.31		(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	(c)	16.21	0.31		2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(b)	0.61	(b)	1.75
12/31/16		16.02	0.32		1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105	0.70		0.71		1.97

JNL/WCM Focused International Equity Fund(a)
Class A
12/31/20		16.79	(0.05)		5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32	1.12		1.12		(0.30)
12/31/19		12.94	0.01		4.52	4.53	(0.08)	(0.60)	16.79	35.48	252,340	24	1.12		1.12		0.09
12/31/18		14.44	0.03		(1.16)	(1.13)	—	(0.37)	12.94	(7.85)	63,899	29	1.12		1.12		0.24
12/31/17		11.01	0.09		3.39	3.48	(0.04)	(0.01)	14.44	31.65	33,381	29	1.14	(b)	1.15	(b)	0.74
12/31/16		11.02	0.05		(0.04)	0.01	(0.01)	(0.01)	11.01	0.12	1,008,629	22	1.17		1.17		0.44

Class I
12/31/20		16.81	0.00		5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32	0.82		0.82		0.03
12/31/19		12.93	0.08		4.49	4.57	(0.09)	(0.60)	16.81	35.82	1,483,682	24	0.82		0.82		0.49
12/31/18		14.46	0.09		(1.18)	(1.09)	(0.07)	(0.37)	12.93	(7.57)	1,261,640	29	0.82		0.82		0.59
12/31/17	(d)	13.80	0.01		0.65	0.66	—	—	14.46	4.78	1,424,375	29	0.86	(b)	0.87	(b)	0.17

JNL/Westchester Capital Event Driven Fund(a)
Class A
12/31/20		11.11	0.37		0.33	0.70	—	—	11.81	6.30	40,814	426	1.64	(e)	1.64	(e)	3.44
12/31/19		9.94	0.09		1.08	1.17	—	—	11.11	11.77	49,018	286	1.84	(e)	1.84	(e)	0.84
12/31/18		9.99	0.03		0.47	0.50	—	(0.55)	9.94	5.04	27,455	267	1.71	(e)	1.71	(e)	0.28
12/31/17		9.70	(0.00)	(f)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291	1.83	(e)	1.83	(e)	(0.02)
12/31/16		9.50	(0.05)		0.29	0.24	(0.01)	(0.03)	9.70	2.55	359,186	251	2.09	(e)	2.09	(e)	(0.55)

Class I
12/31/20		11.07	0.24		0.49	0.73	—	—	11.80	6.59	75,532	426	1.29	(e)	1.29	(e)	2.32
12/31/19		9.87	0.12		1.08	1.20	—	—	11.07	12.16	259,327	286	1.52	(e)	1.52	(e)	1.10
12/31/18		10.01	0.11		0.42	0.53	(0.12)	(0.55)	9.87	5.31	209,019	267	1.49	(e)	1.49	(e)	1.04
12/31/17	(d)	9.89	0.04		0.08	0.12	—	—	10.01	1.21	242,410	291	1.38	(e)	1.38	(e)	1.34

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: December 31, 2020: 1.46%; December 31, 2019: 1.46%; December 31, 2018: 1.46%; December 31, 2017: 1.44%; December 31, 2016: 1.46%. Class I: December 31, 2020: 1.16%; December 31, 2019: 1.16%; December 31, 2018: 1.16%; December 31, 2017: 1.19%; December 31, 2016: N/A.

(f)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Balanced Fund(a)
Class A
12/31/20		26.54	0.40	1.81	2.21	—		—		28.75	8.33	9,149,544	81	(b)	0.72		0.72	1.53
12/31/19		21.85	0.50	4.19	4.69	—		—		26.54	21.46	8,888,357	42	(b)	0.72		0.72	2.03
12/31/18		24.02	0.49	(1.26)	(0.77)	(0.40)		(1.00)		21.85	(3.41)	7,405,875	43	(b)	0.72		0.72	2.04
12/31/17		22.14	0.42	2.31	2.73	(0.33)		(0.52)		24.02	12.49	7,752,031	38	(b)	0.72		0.72	1.80
12/31/16		20.83	0.40	1.82	2.22	(0.28)		(0.62)		22.14	10.82	6,370,657	58	(b)	0.73		0.73	1.84

Class I
12/31/20		27.50	0.48	1.90	2.38	—		—		29.88	8.65	52,145	81	(b)	0.42		0.42	1.79
12/31/19		22.57	0.59	4.34	4.93	—		—		27.50	21.84	36,746	42	(b)	0.42		0.42	2.32
12/31/18		24.75	0.59	(1.32)	(0.73)	(0.45)		(1.00)		22.57	(3.15)	16,749	43	(b)	0.42		0.42	2.38
12/31/17	(c)	22.77	0.48	2.38	2.86	(0.36)		(0.52)		24.75	12.75	2,740	38	(b)	0.49		0.49	2.02
12/31/16		21.39	0.45	1.87	2.32	(0.32)		(0.62)		22.77	11.03	1,509	58	(b)	0.53		0.53	2.05

JNL/WMC Government Money Market Fund(a)
Class A
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(d)	—		1.00	0.21	2,389,749	N/A		0.24		0.56	0.13	(e)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.54	1,261,526	N/A		0.72	(f)	0.57	1.53	(e)
12/31/18		1.00	0.01	0.00	0.01	(0.01)		—		1.00	1.13	1,426,473	N/A		0.77	(f)	0.57	1.13	(e)
12/31/17		1.00	0.00	0.00	0.00	(0.00)	(d)	—		1.00	0.13	1,194,603	N/A		0.78	(f)	0.56	0.12	(e)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(d)	1.00	0.00	1,591,977	N/A		0.45		0.56	0.00	(e)

Class I
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(d)	—		1.00	0.31	44,262	N/A		0.20		0.26	0.15	(e)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.00	15,034	N/A		0.27		0.27	1.97	(e)
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.64	14,314	N/A		0.27		0.27	1.75	(e)
12/31/17	(c)	1.00	0.00	0.00	0.00	(0.00)	(d)	—		1.00	0.38	2,440	N/A		0.58	(f)	0.35	0.28	(e)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(d)	1.00	0.00	8,686	N/A		0.45	(f)	0.36	0.00	(e)

JNL/WMC Value Fund(a)
Class A
12/31/20		23.73	0.38	(0.02)	0.36	—		—		24.09	1.52	742,657	47		0.78		0.78	1.77
12/31/19		18.61	0.38	4.74	5.12	—		—		23.73	27.51	822,715	49		0.78		0.78	1.75
12/31/18		24.48	0.41	(2.70)	(2.29)	(0.44)		(3.14)		18.61	(10.30)	691,879	28		0.78		0.78	1.73
12/31/17		22.92	0.41	2.94	3.35	(0.41)		(1.38)		24.48	15.20	840,381	14		0.77		0.77	1.71
12/31/16		20.56	0.36	2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15		0.78		0.78	1.68

Class I
12/31/20		24.51	0.45	0.00	0.45	—		—		24.96	1.84	794,557	47		0.48		0.48	2.05
12/31/19		19.17	0.45	4.89	5.34	—		—		24.51	27.86	692,719	49		0.48		0.48	2.05
12/31/18		25.13	0.49	(2.78)	(2.29)	(0.53)		(3.14)		19.17	(10.02)	548,769	28		0.48		0.48	2.02
12/31/17	(c)	23.47	0.45	3.05	3.50	(0.46)		(1.38)		25.13	15.49	751,554	14		0.50		0.50	1.85
12/31/16		21.03	0.41	2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15		0.58		0.58	1.88

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 102%, 76%, 80%, 55%, and 108% in 2016, 2017, 2018, 2019, and 2020 respectively.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Amount represents less than $0.005.
(e)

The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Government Money Market Fund for 2016, 2017, 2018, 2019 and 2020 was (0.11%), 0.33%, 1.33%, 1.68% and (0.19%), respectively, for Class A and 0.09%, 0.52%, 1.75%, 1.97% and 0.15%, respectively, for Class I shares.

(f)	Includes payments for recovery of contractual expense waivers.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at December 31, 2020 consisted of one hundred and thirty-nine (139) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Effective July 17, 2020, Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".†

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Vanguard Capital Growth Fund (PRIMECAP Management Company), JNL/Vanguard Equity Income Fund (The Vanguard Group, Inc. and Wellington Management Company LLP), JNL/Vanguard International Fund (Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd.) and JNL/Vanguard Small Company Growth Fund (The Vanguard Group, Inc. and ArrowMark Colorado Holdings, LLC). These Funds are collectively known as “JNL/Vanguard Feeder Funds”.†

JNAM (Adviser to each Feeder Fund)

PRIMECAP Management Company, The Vanguard Group, Inc., Wellington Management Company LLP, Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc., Schroder Investment Management North America Ltd. and ArrowMark Colorado Holdings, LLC. (Investment Advisers or Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund. These Funds are collectively known as “JNL/DFA Funds of Funds”.

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNL/Mellon Index 5 Fund and JNL/Goldman Sachs 4 Fund.

JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund. These Funds are collectively known as “JNL/Vanguard Funds Funds of Funds”.

JNAM (Adviser to each Fund)

JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund and JNL/Goldman Sachs Managed Moderate Growth Fund. These Funds are collectively known as "JNL/Goldman Sachs Funds of Funds".

JNAM (Adviser to each Fund) Goldman Sachs Asset Management, L.P.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund and JNL iShares Tactical Moderate Growth Fund. These Funds are collectively known as "JNL iShares Tactical Funds".

JNL S&P 500 Index Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Equity Income Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC
Western Asset Management Company, LLC

JNL Multi-Manager Emerging Markets Equity Fund	Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC Wellington Management Company LLP
JNL Multi-Manager International Small Cap Fund	Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Nuance Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	Granahan Investment Management, Inc. Kayne Anderson Rudnick Investment Management, LLC Victory Capital Management Inc. WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, Inc. WCM Investment Management, LLC
JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund and JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/Boston Partners Global Long Short Equity Fund	Boston Partners Global Investors, Inc.
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/First State Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton Growth Allocation Fund	Franklin Advisers, Inc. Templeton Global Advisors Limited (Sub-Sub-Adviser)
JNL/Franklin Templeton International Small Cap Fund	Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC (Co-Sub-Adviser)

JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs International 5 Fund, JNL/Goldman Sachs Intrinsic Value Fund and JNL/Goldman Sachs Total Yield Fund

Goldman Sachs Asset Management, L.P. Mellon Investments Corporation (Co-Sub-Adviser)
JNL/GQG Emerging Markets Equity Fund	GQG Partners, LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates, L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/Invesco Global Real Estate Fund	Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)
JNL/JPMorgan Global Allocation Fund	J.P. Morgan Investment Management Inc. Ivy Investment Management Company (Co-Sub-Adviser)
JNL/JPMorgan Growth & Income Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company
JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Total Return Fund	PPM America, Inc.*

JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund

T. Rowe Price Associates, Inc.
JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company, LLP

† Investment Advisers or Sub Adviser to each Fund’s Master Fund are identified in parentheses.

* PPM America, Inc. is an affiliate of JNAM.

Each Master Fund is a series of the American Funds Insurance Series® or Vanguard Variable Insurance Fund, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of December 31, 2020, the JNL/American Funds Feeder Funds and JNL/Vanguard Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 7.1%, JNL/American Funds Blue Chip Income and Growth Fund 34.8%, JNL/American Funds Capital Income Builder Fund 17.0%, JNL/American Funds Capital World Bond Fund 21.6%, JNL/American Funds Global Growth Fund 9.3%, JNL/American Funds Global Small Capitalization Fund 16.5%, JNL/American Funds Growth Fund 8.0%, JNL/American Funds Growth-Income Fund 22.5%, JNL/American Funds International Fund 18.5%, JNL/American Funds New World Fund 39.4%, JNL/Vanguard Capital Growth Fund 22.9%, JNL/Vanguard Equity Income Fund 28.0%, JNL/Vanguard International Fund 22.0% and JNL/Vanguard Small Company Growth Fund 11.0%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are available on the SEC’s website at www.sec.gov or at connect.rightprospectus.com/Jackson.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund,

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund and JNL/Morningstar Wide Moat Index Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL S&P 500 Index Fund, which only offers Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. On April 27, 2020, the funds of JNL Variable Fund LLC and Jackson Variable Series Trust, which are listed below, were redomiciled into the JNL Series Trust. Each of these funds was created within the JNL Series Trust to facilitate the acquisition of each respective fund with the same name from JNL Variable Fund LLC and Jackson Variable Series Trust. Although the funds of JNL Variable Fund LLC and Jackson Variable Series Trust were legally dissolved, they are considered the accounting survivors for financial reporting purposes, and as a result, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights reflect activity of the acquired funds formerly in JNL Variable Fund LLC and Jackson Variable Series Trust for periods prior to April 27, 2020.

Redomiciled Fund
JNL Conservative Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine Total Return Fund
JNL/Lazard International Strategic Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Dow Index Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Equity Income Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon MSCI World Index Fund
JNL/Mellon Nasdaq 100 Index Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/WCM Focused International Equity Fund

Effective April 27, 2020, the names changed for the following funds:

Prior Fund Name	Effective April 27, 2020 Fund Name
JNL/American Funds Global Bond Fund	JNL/American Funds Capital World Bond Fund
JNL/Crescent High Income Fund[1]	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Franklin Templeton Mutual Shares Fund[2]	JNL/JPMorgan Growth & Income Fund
JNL/Lazard Emerging Markets Fund[3]	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Oppenheimer Global Growth Fund	JNL/Invesco Global Growth Fund
JNL/S&P 4 Fund	JNL/Goldman Sachs 4 Fund
JNL/S&P Competitive Advantage Fund	JNL/Goldman Sachs Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund	JNL/Goldman Sachs Intrinsic Value Fund
JNL/S&P Managed Conservative Fund	JNL/Goldman Sachs Managed Conservative Fund
JNL/S&P Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund	JNL/Goldman Sachs Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/S&P Total Yield Fund	JNL/Goldman Sachs Total Yield Fund
JNL/S&P International 5 Fund	JNL/Goldman Sachs International 5 Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Balanced Fund

1 Also effective April 27, 2020, the Sub-Adviser for the Fund changed from Crescent Capital Group LP to T. Rowe Price Associates, Inc.

2 Also effective April 27, 2020, the Sub-Adviser for the Fund changed from Franklin Mutual Advisers, LLC to J.P. Morgan Investment Management Inc.

3 Also effective April 27, 2020, the Sub-Adviser for the Fund changed from Lazard Asset Management LLC to Kayne Anderson Rudnick Investment Management, LLC, T. Rowe Price Associates, Inc. with a sub-sub adviser, T. Rowe Price Hong Kong Limited, WCM Investment Management, LLC and Wellington Management Company LLP.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Effective April 27, 2020, Nuance Investments, LLC was added as a Sub-Adviser to JNL Multi-Manager Mid Cap Fund and Chicago Equity Partners was removed as a Sub-Adviser to JNL Multi-Manager Small Cap Growth Fund and JNL Multi-Manager Small Cap Value Fund. Effective August 4, 2020, BlueBay Asset Management LLP was removed as a Sub-Adviser to JNL Multi-Manager Alternative Fund.

The following mergers were effective after close of business on April 24, 2020, for the Funds indicated.

Acquired Fund	Acquiring Fund
JNL Institutional Alt 25 Fund	JNL Moderate Growth Allocation Fund
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund
JNL Institutional Alt 100 Fund*	JNL Multi-Manager Alternative Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund*	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/FAMCO Flex Core Covered Call Fund*	JNL/JPMorgan Hedged Equity Fund
JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Mellon S&P 1500 Value Index Fund	JNL/Mellon Dow Index Fund
JNL/Neuberger Berman Currency Fund*	JNL/PIMCO Income Fund
JNL/Nicholas Convertible Arbitrage Fund*	JNL Conservative Allocation Fund
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/Scout Unconstrained Bond Fund	JNL/PIMCO Income Fund
JNL/The London Company Focused U.S. Equity Fund*	JNL/Morningstar Wide Moat Index Fund
JNL/VanEck International Gold Fund*	JNL/BlackRock Global Natural Resources Fund

* The acquired fund was a series of Jackson Variable Series Trust.

Effective April 26, 2021, the names will change for the following funds:

Existing Fund Name	Effective April 26, 2021 Fund Name
JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Washington Mutual Investors Fund
JNL/First State Global Infrastructure Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Invesco Global Real Estate Fund	JNL/WMC Global Real Estate Fund
JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon MSCI World Index Fund	JNL/Mellon World Index Fund
JNL/Vanguard Equity Income Fund	JNL/WMC Equity Income Fund
JNL/Vanguard International Fund	JNL/Baillie Gifford International Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund	JNL/Mellon U.S. Stock Market Index Fund

The following mergers will be effective after close of business on April 23, 2021, for the Funds indicated. The mergers are subject to approval by the acquired Fund’s shareholders.

Acquired Fund	Acquiring Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Large Cap Defensive Style Fund
JNL/AQR Managed Futures Strategy Fund	JNL Moderate Growth Allocation Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund	JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Vanguard U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Vanguard U.S. Stock Market Index Fund
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Vanguard U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Vanguard U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/PPM America Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund
JNL/RAFI Fundamental Asia Developed Fund	JNL/Mellon International Index Fund
JNL/RAFI Fundamental Europe Fund	JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund	JNL/ T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund	JNL Multi-Manager Small Cap Growth Fund

Effective April 26, 2021, each of the below listed Funds will reorganize and become a feeder fund that seeks to achieve its investment objective by investing its assets in a corresponding master fund:

Newly Created Master Fund	Existing Fund that will become Feeder Fund
JNL Bond Index Fund	JNL/Mellon Bond Index Fund
JNL Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund
JNL International Index Fund	JNL/Mellon International Index Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Newly Created Master Fund	Existing Fund that will become Feeder Fund
JNL Small Cap Index Fund	JNL/Mellon Small Cap Index Fund
JNL Mid Cap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund

Effective January 1, 2020, the federal income tax status changed from a regulated investment company ("RIC") to a partnership for the following funds: JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First State Global Infrastructure Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Mellon Bond Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retain the same character for federal income tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds have not changed in connection with this tax status change. Such a conversion did not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to each affected Fund, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ shareholders and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

Effective January 1, 2021, the federal income tax status of the JNL/Vanguard International Fund changed from a partnership to a RIC.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in

JNL Series Trust

Notes to Financial Statements

December 31, 2020

order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet RIC tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund. Subsequent references to the Funds within the Notes to the Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries. JNL/AB Dynamic Asset Allocation Fund Ltd., JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund Ltd. and JNL/Neuberger Berman Commodity Strategy Fund Ltd. were wholly owned Cayman Islands domiciled subsidiaries of JNL/JPMorgan Global Allocation Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Global Allocation Fund and JNL/Neuberger Berman Commodity Strategy Fund, respectively, and in prior years, the financial statements and Schedules of Investments for the Funds were consolidated to include the account of the Subsidiary. Effective April 29, 2019, the Subsidiaries of JNL/JPMorgan Global Allocation Fund, JNL/AQR Managed Futures Strategy Fund and JNL/BlackRock Global Allocation Fund were liquidated, and the remaining assets distributed to the parent Funds. Effective April 27, 2020, the Subsidiary of JNL/Neuberger Berman Commodity Strategy Fund was liquidated, and the remaining assets distributed to the parent Fund. As a result, the financial statements and Schedules of Investments for these Funds are no longer consolidated.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU was

JNL Series Trust

Notes to Financial Statements

December 31, 2020

effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Funds have fully adopted the amendments and the Topic 820 disclosures have been modified to conform to the amendments.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2020 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/American Funds Balanced Fund
Assets - Securities
Investment Companies	2,110,437	—	—	2,110,437
	2,110,437	—	—	2,110,437
JNL/American Funds Blue Chip Income and Growth Fund
Assets - Securities
Investment Companies	3,329,731	—	—	3,329,731
	3,329,731	—	—	3,329,731
JNL/American Funds Capital Income Builder Fund
Assets - Securities
Investment Companies	186,390	—	—	186,390
	186,390	—	—	186,390
JNL/American Funds Capital World Bond Fund
Assets - Securities
Investment Companies	509,250	—	—	509,250
	509,250	—	—	509,250
JNL/American Funds Global Growth Fund
Assets - Securities
Investment Companies	767,646	—	—	767,646
	767,646	—	—	767,646
JNL/American Funds Global Small Capitalization Fund
Assets - Securities
Investment Companies	889,353	—	—	889,353
	889,353	—	—	889,353

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/American Funds Growth Fund
Assets - Securities
Investment Companies	3,128,689	—	—	3,128,689
	3,128,689	—	—	3,128,689
JNL/American Funds Growth-Income Fund
Assets - Securities
Investment Companies	8,652,551	—	—	8,652,551
	8,652,551	—	—	8,652,551
JNL/American Funds International Fund
Assets - Securities
Investment Companies	1,952,751	—	—	1,952,751
	1,952,751	—	—	1,952,751
JNL/American Funds New World Fund
Assets - Securities
Investment Companies	1,667,905	—	—	1,667,905
	1,667,905	—	—	1,667,905
JNL/Vanguard Capital Growth Fund
Assets - Securities
Investment Companies	479,238	—	—	479,238
	479,238	—	—	479,238
JNL/Vanguard Equity Income Fund
Assets - Securities
Investment Companies	562,576	—	—	562,576
	562,576	—	—	562,576
JNL/Vanguard International Fund
Assets - Securities
Investment Companies	1,297,709	—	—	1,297,709
	1,297,709	—	—	1,297,709
JNL/Vanguard Small Company Growth Fund
Assets - Securities
Investment Companies	238,155	—	—	238,155
	238,155	—	—	238,155
JNL Aggressive Growth Allocation Fund
Assets - Securities
Investment Companies	1,647,294	—	—	1,647,294
	1,647,294	—	—	1,647,294
JNL Conservative Allocation Fund
Assets - Securities
Investment Companies	801,813	—	—	801,813
	801,813	—	—	801,813
JNL Growth Allocation Fund
Assets - Securities
Investment Companies	2,520,783	—	—	2,520,783
	2,520,783	—	—	2,520,783
JNL Moderate Allocation Fund
Assets - Securities
Investment Companies	2,758,828	—	—	2,758,828
	2,758,828	—	—	2,758,828
JNL Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	5,024,467	—	—	5,024,467
	5,024,467	—	—	5,024,467
JNL/American Funds Growth Allocation Fund
Assets - Securities
Investment Companies	3,531,113	—	—	3,531,113
	3,531,113	—	—	3,531,113
JNL/American Funds Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	2,853,885	—	—	2,853,885
	2,853,885	—	—	2,853,885
JNL/DFA Growth Allocation Fund
Assets - Securities
Investment Companies	259,302	—	—	259,302
	259,302	—	—	259,302
JNL/DFA Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	221,100	—	—	221,100
	221,100	—	—	221,100
JNL/Goldman Sachs 4 Fund
Assets - Securities
Investment Companies	5,513,286	—	—	5,513,286
	5,513,286	—	—	5,513,286

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs Managed Aggressive Growth Fund
Assets - Securities
Investment Companies	2,569,342	—	—	2,569,342
	2,569,342	—	—	2,569,342
JNL/Goldman Sachs Managed Conservative Fund
Assets - Securities
Investment Companies	1,227,593	—	—	1,227,593
	1,227,593	—	—	1,227,593
JNL/Goldman Sachs Managed Growth Fund
Assets - Securities
Investment Companies	5,685,223	—	—	5,685,223
	5,685,223	—	—	5,685,223
JNL/Goldman Sachs Managed Moderate Fund
Assets - Securities
Investment Companies	2,874,173	—	—	2,874,173
	2,874,173	—	—	2,874,173
JNL/Goldman Sachs Managed Moderate Growth Fund
Assets - Securities
Investment Companies	5,797,672	—	—	5,797,672
	5,797,672	—	—	5,797,672
JNL/Mellon Index 5 Fund
Assets - Securities
Investment Companies	1,270,069	—	—	1,270,069
	1,270,069	—	—	1,270,069
JNL/Vanguard Global Bond Market Index Fund
Assets - Securities
Investment Companies	197,271	—	—	197,271
	197,271	—	—	197,271
JNL/Vanguard International Stock Market Index Fund
Assets - Securities
Investment Companies	455,041	—	—	455,041
	455,041	—	—	455,041
JNL/Vanguard U.S. Stock Market Index Fund
Assets - Securities
Investment Companies	895,358	—	—	895,358
	895,358	—	—	895,358
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	292,552	—	—	292,552
Short Term Investments	29,620	—	—	29,620
	322,172	—	—	322,172
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	192,382	—	—	192,382
Short Term Investments	19,360	—	—	19,360
	211,742	—	—	211,742
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	318,654	—	—	318,654
Short Term Investments	26,625	—	—	26,625
	345,279	—	—	345,279
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	656,152	—	—	656,152
Short Term Investments	113,957	—	—	113,957
	770,109	—	—	770,109
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	491,692	—	—	491,692
Short Term Investments	47,441	—	—	47,441
	539,133	—	—	539,133
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	629,170	—	—	629,170
Short Term Investments	102,668	—	—	102,668
	731,838	—	—	731,838

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	374,351	114,968	29	489,348
Corporate Bonds And Notes	—	336,403	237	336,640
Non-U.S. Government Agency Asset-Backed Securities	—	150,783	199	150,982
Government And Agency Obligations	—	108,624	—	108,624
Senior Floating Rate Instruments	—	16,900	295	17,195
Other Equity Interests	—	—	12,255	12,255
Preferred Stocks	8,555	—	—	8,555
Warrants	1,632	—	5	1,637
Rights	17	18	276	311
Short Term Investments	132,390	21,996	—	154,386
	516,945	749,692	13,296	1,279,933
Liabilities - Securities
Common Stocks	(214,797)	(1,316)	—	(216,113)
Investment Companies	(20,979)	(9,576)	—	(30,555)
Preferred Stocks	(958)	—	—	(958)
Corporate Bonds And Notes	—	(919)	—	(919)
	(236,734)	(11,811)	—	(248,545)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	494	—	—	494
Centrally Cleared Interest Rate Swap Agreements	—	4,355	—	4,355
Centrally Cleared Credit Default Swap Agreements	—	132	—	132
Exchange Traded Futures Options	3	—	—	3
Exchange Traded Purchased Options	122	—	—	122
OTC Purchased Options	—	527	—	527
Open Forward Foreign Currency Contracts	—	1,933	—	1,933
OTC Interest Rate Swap Agreements	—	187	—	187
OTC Contracts for Difference	—	1,839	—	1,839
OTC Total Return Swap Agreements	—	3,173	—	3,173
	619	12,146	—	12,765
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,218)	—	—	(3,218)
Centrally Cleared Interest Rate Swap Agreements	—	(23)	—	(23)
Exchange Traded Futures Options	(3)	—	—	(3)
Exchange Traded Written Options	(380)	—	—	(380)
OTC Written Options	—	(887)	—	(887)
Open Forward Foreign Currency Contracts	—	(3,211)	—	(3,211)
OTC Contracts for Difference	—	(2,260)	—	(2,260)
OTC Total Return Swap Agreements	—	(7,772)	—	(7,772)
	(3,601)	(14,153)	—	(17,754)
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	384,271	1,263,530	—	1,647,801
Preferred Stocks	23,381	—	—	23,381
Warrants	—	7,234	—	7,234
Investment Companies	5,178	—	—	5,178
Short Term Investments	28,077	—	—	28,077
	440,907	1,270,764	—	1,711,671
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	41,494	271,358	—	312,852
Preferred Stocks	2,015	—	—	2,015
Warrants	—	1,525	—	1,525
Short Term Investments	2,867	—	—	2,867
	46,376	272,883	—	319,259
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,257,809	—	—	1,257,809
Preferred Stocks	22,677	—	—	22,677
Short Term Investments	54,516	—	—	54,516
	1,335,002	—	—	1,335,002
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	3,052,145	68,679	—	3,120,824
Short Term Investments	222,615	—	—	222,615
	3,274,760	68,679	—	3,343,439
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,124,542	—	—	1,124,542
Short Term Investments	44,599	—	—	44,599
	1,169,141	—	—	1,169,141
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	176,944	—	—	176,944
Investment Companies	179	—	—	179
Short Term Investments	2,565	156	—	2,721
	179,688	156	—	179,844
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	30	—	—	30
	30	—	—	30
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	55,431	—	—	55,431
Short Term Investments	3,091	—	—	3,091
	58,522	—	—	58,522
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	67	—	—	67
	67	—	—	67
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	379,294	—	—	379,294
Preferred Stocks	348	—	—	348
Short Term Investments	4,094	—	—	4,094
	383,736	—	—	383,736
Liabilities - Securities
Common Stocks	(87,387)	—	—	(87,387)
	(87,387)	—	—	(87,387)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	52	—	—	52
	52	—	—	52
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	23,339	37,176	—	60,515
	23,339	37,176	—	60,515
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	991	—	—	991
Open Forward Foreign Currency Contracts	—	2,174	—	2,174
OTC Total Return Swap Agreements	—	671	—	671
	991	2,845	—	3,836
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(109)	—	—	(109)
Open Forward Foreign Currency Contracts	—	(1,724)	—	(1,724)
	(109)	(1,724)	—	(1,833)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	12	35,502	—	35,514
Preferred Stocks	835	—	—	835
Warrants	2	—	—	2
Rights	—	2	—	2
Short Term Investments	1,347	—	—	1,347
	2,196	35,504	—	37,700
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,854,988	818,511	8,038	2,681,537
Government And Agency Obligations	—	497,274	—	497,274
Investment Companies	234,863	—	—	234,863
Corporate Bonds And Notes	—	216,473	7,528	224,001
Non-U.S. Government Agency Asset-Backed Securities	—	45,784	—	45,784
Senior Floating Rate Instruments	—	40,017	1,615	41,632
Preferred Stocks	37,124	—	—	37,124
Trust Preferreds	5,596	—	—	5,596
Warrants	—	—	—	—
Short Term Investments	56,614	287,235	—	343,849
	2,189,185	1,905,294	17,181	4,111,660
Liabilities - Securities
Common Stocks	(22,782)	—	—	(22,782)
	(22,782)	—	—	(22,782)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	560	—	560
Futures Contracts	2,181	—	—	2,181
Centrally Cleared Interest Rate Swap Agreements	—	5,735	—	5,735
Centrally Cleared Credit Default Swap Agreements	—	2,194	—	2,194
Exchange Traded Purchased Options	25,390	—	—	25,390
OTC Purchased Options	—	9,161	—	9,161
Open Forward Foreign Currency Contracts	—	12,818	—	12,818
OTC Credit Default Swap Agreements	—	115	—	115
OTC Contracts for Difference	—	397	—	397
OTC Total Return Swap Agreements	—	1,256	—	1,256
	27,571	32,236	—	59,807
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(168)	—	(168)
Futures Contracts	(10,903)	—	—	(10,903)
Centrally Cleared Interest Rate Swap Agreements	—	(9,636)	—	(9,636)
Exchange Traded Written Options	(17,652)	—	—	(17,652)
OTC Written Options	—	(4,054)	—	(4,054)
Open Forward Foreign Currency Contracts	—	(6,011)	—	(6,011)
OTC Credit Default Swap Agreements	—	(114)	—	(114)
OTC Contracts for Difference	—	(373)	—	(373)
	(28,555)	(20,356)	—	(48,911)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	277,687	—	—	277,687
Canada	80,047	—	—	80,047
United Kingdom	—	58,008	—	58,008
Australia	—	56,285	—	56,285
Brazil	50,232	—	—	50,232
Netherlands	—	38,699	—	38,699
France	—	36,665	—	36,665
Russian Federation	7,306	20,320	—	27,626
Norway	—	17,417	—	17,417
Ireland	—	10,042	—	10,042
Germany	—	9,485	—	9,485
China	—	7,509	—	7,509
Portugal	—	6,791	—	6,791
Ghana	4,138	—	—	4,138
Warrants	—	584	—	584
Short Term Investments	3,463	—	—	3,463
	422,873	261,805	—	684,678
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	5,056,425	101,367	—	5,157,792
Short Term Investments	33,528	—	—	33,528
	5,089,953	101,367	—	5,191,320

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Materials	4,035	2,895	—	6,930
Consumer Discretionary	1,488	5,294	—	6,782
Industrials	764	5,615	—	6,379
Information Technology	3,078	3,133	—	6,211
Financials	3,640	2,098	—	5,738
Health Care	2,013	786	—	2,799
Energy	2,080	—	—	2,080
Consumer Staples	—	1,342	—	1,342
Communication Services	751	451	—	1,202
Utilities	447	216	—	663
Preferred Stocks	213	—	—	213
Short Term Investments	389	—	—	389
	18,898	21,830	—	40,728
Liabilities - Securities
Common Stocks	(6,781)	(3,591)	—	(10,372)
	(6,781)	(3,591)	—	(10,372)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
OTC Contracts for Difference	—	47	—	47
	—	47	—	47
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(104)	—	—	(104)
OTC Contracts for Difference	—	(51)	—	(51)
	(104)	(51)	—	(155)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	51,318	1,139,585	—	1,190,903
Preferred Stocks	85,755	—	—	85,755
Warrants	165	—	—	165
Short Term Investments	10,465	—	—	10,465
	147,703	1,139,585	—	1,287,288
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,421,971	—	—	1,421,971
Short Term Investments	40,005	—	—	40,005
	1,461,976	—	—	1,461,976
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	16,548	92,028	—	108,576
Preferred Stocks	1,215	—	—	1,215
Rights	—	2	—	2
Warrants	1	—	—	1
Short Term Investments	2,894	—	—	2,894
	20,658	92,030	—	112,688
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,283,882	1	14	1,283,897
Preferred Stocks	173	—	—	173
Rights	—	—	12	12
Short Term Investments	6,514	—	—	6,514
	1,290,569	1	26	1,290,596
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	214,233	2	35	214,270
Preferred Stocks	91	—	—	91
Rights	—	2	16	18
Short Term Investments	1,903	—	—	1,903
	216,227	4	51	216,282
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,638,072	—	1,638,072
Corporate Bonds And Notes	—	986,212	—	986,212
Non-U.S. Government Agency Asset-Backed Securities	—	950,976	2,754	953,730
Senior Floating Rate Instruments[2]	—	135,195	929	136,124
Common Stocks	579	—	369	948
Other Equity Interests	—	—	—	—
Short Term Investments	92,299	58,609	—	150,908
	92,878	3,769,064	4,052	3,865,994

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	602,970	—	602,970
Government And Agency Obligations	—	132,187	—	132,187
Common Stocks	—	—	—	—
Short Term Investments	16,080	—	—	16,080
	16,080	735,157	—	751,237
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	948,201	—	948,201
Government And Agency Obligations	—	538,132	—	538,132
Corporate Bonds And Notes	—	247,183	—	247,183
Senior Floating Rate Instruments[2]	—	83,408	659	84,067
Common Stocks	8	—	257	265
Short Term Investments	190,055	—	—	190,055
	190,063	1,816,924	916	2,007,903
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	210,397	—	210,397
	—	210,397	—	210,397
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,561,460	—	1,561,460
Non-U.S. Government Agency Asset-Backed Securities	—	1,205,824	—	1,205,824
Short Term Investments	72,187	—	—	72,187
	72,187	2,767,284	—	2,839,471
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	623,445	—	623,445
Corporate Bonds And Notes	—	481,265	69	481,334
Non-U.S. Government Agency Asset-Backed Securities	—	92,292	—	92,292
Senior Floating Rate Instruments	—	69,845	526	70,371
Common Stocks	55	62	60	177
Warrants	2	8	—	10
Short Term Investments	139,557	—	—	139,557
	139,614	1,266,917	655	1,407,186
Liabilities - Securities
Government And Agency Obligations	—	(11,738)	—	(11,738)
	—	(11,738)	—	(11,738)
Assets - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	8	—	8
OTC Purchased Options	—	70	—	70
	—	78	—	78
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(35)	—	—	(35)
Centrally Cleared Interest Rate Swap Agreements	—	(23)	—	(23)
OTC Written Options	—	(101)	—	(101)
	(35)	(124)	—	(159)
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	526,859	—	—	526,859
Australia	—	80,242	—	80,242
France	—	58,658	—	58,658
United Kingdom	—	48,094	—	48,094
Japan	—	44,328	—	44,328
Canada	37,615	—	—	37,615
Italy	—	34,700	—	34,700
Spain	—	33,348	—	33,348
Hong Kong	—	28,024	—	28,024
China	—	25,515	—	25,515
Switzerland	—	23,841	—	23,841
Mexico	18,149	—	—	18,149
Short Term Investments	24,534	—	—	24,534
	607,157	376,750	—	983,907
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	428,002	—	428,002
Corporate Bonds And Notes	—	10	—	10
Common Stocks	—	—	—	—
Short Term Investments	63,596	101,013	—	164,609
	63,596	529,025	—	592,621

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	3,595	—	3,595
	—	3,595	—	3,595
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(18,649)	—	(18,649)
	—	(18,649)	—	(18,649)
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	620,320	249,042	137	869,499
Government And Agency Obligations	—	103,347	—	103,347
Corporate Bonds And Notes	—	97,318	—	97,318
Investment Companies	22,483	—	—	22,483
Preferred Stocks	17,229	—	—	17,229
Equity Linked Structured Notes	—	14,782	—	14,782
Non-U.S. Government Agency Asset-Backed Securities	—	3,920	—	3,920
Warrants	1	—	—	1
Short Term Investments	40,168	—	—	40,168
	700,201	468,409	137	1,168,747
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	484	—	—	484
	484	—	—	484
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
Open Forward Foreign Currency Contracts	—	—	—	—
	(3)	—	—	(3)
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	804,062	44,542	—	848,604
Corporate Bonds And Notes	—	474,464	—	474,464
Equity Linked Structured Notes	—	127,403	—	127,403
Government And Agency Obligations	—	117,831	—	117,831
Preferred Stocks	69,334	—	—	69,334
Non-U.S. Government Agency Asset-Backed Securities	—	4,849	—	4,849
Other Equity Interests	—	—	1	1
Short Term Investments	20,410	—	—	20,410
	893,806	769,089	1	1,662,896
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	82,104	420,335	—	502,439
Preferred Stocks	1,133	—	—	1,133
Warrants	182	—	—	182
Short Term Investments	16,676	—	—	16,676
	100,095	420,335	—	520,430
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Goldman Sachs Competitive Advantage Fund
Assets - Securities
Common Stocks	2,302,768	—	—	2,302,768
Short Term Investments	88,279	2,316	—	90,595
	2,391,047	2,316	—	2,393,363
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	921	—	—	921
	921	—	—	921
JNL/Goldman Sachs Dividend Income & Growth Fund
Assets - Securities
Common Stocks	4,318,977	—	—	4,318,977
Short Term Investments	156,631	3,712	—	160,343
	4,475,608	3,712	—	4,479,320
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,474	—	—	1,474
	1,474	—	—	1,474
JNL/Goldman Sachs International 5 Fund
Assets - Securities
Common Stocks	3,279	55,820	—	59,099
Preferred Stocks	1,186	—	—	1,186
Investment Companies	51	—	—	51
Short Term Investments	886	55	—	941
	5,402	55,875	—	61,277

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs International 5 Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
Open Forward Foreign Currency Contracts	—	—	—	—
	7	—	—	7
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Goldman Sachs Intrinsic Value Fund
Assets - Securities
Common Stocks	2,021,694	—	—	2,021,694
Short Term Investments	50,464	1,476	—	51,940
	2,072,158	1,476	—	2,073,634
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	372	—	—	372
	372	—	—	372
JNL/Goldman Sachs Total Yield Fund
Assets - Securities
Common Stocks	1,747,400	—	—	1,747,400
Short Term Investments	37,834	1,152	—	38,986
	1,785,234	1,152	—	1,786,386
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	180	—	—	180
	180	—	—	180
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	237,076	475,070	—	712,146
Participatory Notes	—	79,474	—	79,474
Short Term Investments	51,122	—	—	51,122
	288,198	554,544	—	842,742
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	304,369	—	—	304,369
Switzerland	—	138,700	—	138,700
Germany	—	120,290	—	120,290
United Kingdom	21,168	28,055	—	49,223
France	—	37,008	—	37,008
Netherlands	—	31,919	—	31,919
South Africa	—	24,223	—	24,223
South Korea	—	16,374	—	16,374
Japan	—	13,002	—	13,002
China	4,678	4,854	—	9,532
Mexico	7,539	—	—	7,539
Preferred Stocks	4,350	—	—	4,350
Warrants	68	—	—	68
Short Term Investments	14,091	—	—	14,091
	356,263	414,425	—	770,688
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(13)	—	(13)
	—	(13)	—	(13)
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	196,769	—	—	196,769
Short Term Investments	2,168	—	—	2,168
	198,937	—	—	198,937
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	905,094	181,279	—	1,086,373
Short Term Investments	48,887	—	—	48,887
	953,981	181,279	—	1,135,260
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1,549)	—	(1,549)
	—	(1,549)	—	(1,549)

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,430,938	—	—	1,430,938
Japan	—	448,998	—	448,998
France	—	216,461	—	216,461
China	115,119	—	—	115,119
Netherlands	7,925	86,286	—	94,211
India	37,601	47,894	—	85,495
Sweden	—	77,007	—	77,007
Germany	—	67,755	—	67,755
United Kingdom	42,410	—	—	42,410
Spain	—	32,707	—	32,707
Brazil	30,557	—	—	30,557
Switzerland	—	11,788	—	11,788
Italy	—	7,191	—	7,191
Denmark	1,840	—	—	1,840
Preferred Stocks	78	—	—	78
Short Term Investments	11,563	—	—	11,563
	1,678,031	996,087	—	2,674,118
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(7)	—	(7)
	—	(7)	—	(7)
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	430,054	—	—	430,054
Japan	—	95,833	—	95,833
Hong Kong	—	69,703	—	69,703
Germany	—	59,425	—	59,425
China	—	40,317	—	40,317
United Kingdom	—	38,013	—	38,013
Australia	—	28,113	—	28,113
Singapore	—	25,410	—	25,410
Canada	25,390	—	—	25,390
Sweden	—	14,726	—	14,726
Philippines	—	12,165	—	12,165
France	—	11,838	—	11,838
Belgium	—	9,606	—	9,606
Spain	—	8,101	—	8,101
Brazil	—	4,811	—	4,811
Italy	—	4,756	—	4,756
India	—	3,960	—	3,960
Mexico	3,551	—	—	3,551
Thailand	—	3,429	—	3,429
South Africa	—	2,637	—	2,637
Indonesia	—	2,324	—	2,324
Malta	—	—	4	4
Short Term Investments	6,422	—	—	6,422
	465,417	435,167	4	900,588
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	345,193	785,409	—	1,130,602
Preferred Stocks	23,345	—	—	23,345
Short Term Investments	26,781	—	—	26,781
	395,319	785,409	—	1,180,728
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	2,464,189	16,114	—	2,480,303
Short Term Investments	69,237	—	—	69,237
	2,533,426	16,114	—	2,549,540

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	366,220	104	5	366,329
China	6,603	73,923	—	80,526
United Kingdom	1,928	48,055	—	49,983
Japan	—	42,429	—	42,429
France	—	34,451	—	34,451
South Korea	—	29,956	—	29,956
Taiwan	5,230	18,544	—	23,774
Switzerland	2,951	20,145	—	23,096
Netherlands	5,194	17,832	—	23,026
Germany	—	22,814	—	22,814
India	5,546	14,217	—	19,763
Hong Kong	34	16,384	—	16,418
Sweden	—	12,256	—	12,256
Australia	—	11,535	—	11,535
Denmark	—	10,504	—	10,504
Spain	—	9,551	—	9,551
Canada	8,212	—	—	8,212
Russian Federation	—	7,956	—	7,956
South Africa	—	6,192	—	6,192
Mexico	6,073	19	—	6,092
Brazil	689	3,713	—	4,402
Indonesia	—	4,323	—	4,323
Singapore	3,043	1,277	—	4,320
Italy	1,014	2,466	—	3,480
Ireland	2,567	825	—	3,392
Belgium	—	3,379	—	3,379
Finland	—	3,267	—	3,267
Bermuda	3,194	—	—	3,194
Poland	—	2,743	—	2,743
Austria	—	2,172	—	2,172
Thailand	—	1,833	—	1,833
Argentina	1,124	—	—	1,124
Hungary	—	931	—	931
Norway	—	730	—	730
Cyprus	—	666	—	666
Greece	—	618	—	618
Israel	—	432	—	432
New Zealand	—	378	—	378
Luxembourg	—	243	—	243
Portugal	—	209	—	209
Chile	—	46	—	46
Macau	—	34	—	34
United Arab Emirates	—	18	—	18
Corporate Bonds And Notes	—	371,917	—	371,917
Government And Agency Obligations	—	123,234	—	123,234
Non-U.S. Government Agency Asset-Backed Securities	—	7,864	—	7,864
Preferred Stocks	7,496	—	—	7,496
Investment Companies	86	—	—	86
Senior Floating Rate Instruments	—	—	7	7
Short Term Investments	67,829	40,551	—	108,380
	495,033	970,736	12	1,465,781
Liabilities - Securities
Common Stocks	(10,330)	—	—	(10,330)
	(10,330)	—	—	(10,330)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,247	—	—	6,247
Exchange Traded Purchased Options	3,295	—	—	3,295
Open Forward Foreign Currency Contracts	—	364	—	364
	9,542	364	—	9,906
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,380)	—	—	(1,380)
Open Forward Foreign Currency Contracts	—	(1,792)	—	(1,792)
	(1,380)	(1,792)	—	(3,172)
JNL/JPMorgan Growth & Income Fund
Assets - Securities
Common Stocks	1,080,471	—	1,284	1,081,755
Other Equity Interests	—	13	—	13
Short Term Investments	14,155	—	—	14,155
	1,094,626	13	1,284	1,095,923

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	482,385	—	—	482,385
Short Term Investments	10,734	—	—	10,734
	493,119	—	—	493,119
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	20	—	—	20
Exchange Traded Purchased Options	11,666	—	—	11,666
	11,686	—	—	11,686
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(11,249)	—	—	(11,249)
	(11,249)	—	—	(11,249)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,715,143	—	—	3,715,143
Short Term Investments	47,921	—	—	47,921
	3,763,064	—	—	3,763,064
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,817,038	18,156	1,835,194
Non-U.S. Government Agency Asset-Backed Securities	—	165,443	—	165,443
Corporate Bonds And Notes	—	147,727	—	147,727
Short Term Investments	143,286	—	—	143,286
	143,286	2,130,208	18,156	2,291,650
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	72,414	347,886	—	420,300
Preferred Stocks	12,439	—	—	12,439
Short Term Investments	2,863	—	—	2,863
	87,716	347,886	—	435,602
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	678,001	220,959	—	898,960
Preferred Stocks	32,531	—	—	32,531
Short Term Investments	13,027	—	—	13,027
	723,559	220,959	—	944,518
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	184,900	—	184,900
Non-U.S. Government Agency Asset-Backed Securities	—	99,325	—	99,325
Government And Agency Obligations	—	21,052	—	21,052
Senior Floating Rate Instruments	—	8,035	2,658	10,693
Short Term Investments	11,093	2,706	—	13,799
	11,093	316,018	2,658	329,769
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	49	—	—	49
	49	—	—	49
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(33)	—	—	(33)
	(33)	—	—	(33)
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	980,206	—	980,206
Corporate Bonds And Notes	—	415,437	—	415,437
Non-U.S. Government Agency Asset-Backed Securities	—	22,547	—	22,547
Short Term Investments	138,835	—	—	138,835
	138,835	1,418,190	—	1,557,025
Liabilities - Securities
Government And Agency Obligations	—	(1,240)	—	(1,240)
	—	(1,240)	—	(1,240)
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	254,809	—	—	254,809
Short Term Investments	1,127	64	—	1,191
	255,936	64	—	256,000
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6	—	—	6
	6	—	—	6

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,801,291	196	—	1,801,487
Rights	—	—	2	2
Short Term Investments	16,640	743	—	17,383
	1,817,931	939	2	1,818,872
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	266	—	—	266
	266	—	—	266
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	219,223	—	—	219,223
Short Term Investments	2,331	163	—	2,494
	221,554	163	—	221,717
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	27	—	—	27
	27	—	—	27
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,173,195	—	—	1,173,195
Short Term Investments	14,871	1,048	—	15,919
	1,188,066	1,048	—	1,189,114
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	283	—	—	283
	283	—	—	283
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	164,737	937,516	—	1,102,253
Preferred Stocks	26,558	630	—	27,188
Rights	21	—	—	21
Warrants	2	—	—	2
Short Term Investments	22,622	1,357	—	23,979
	213,940	939,503	—	1,153,443
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	405	—	—	405
	405	—	—	405
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	843,154	—	—	843,154
Short Term Investments	3,497	563	—	4,060
	846,651	563	—	847,214
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(138)	—	—	(138)
	(138)	—	—	(138)
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	205,907	—	—	205,907
Short Term Investments	3,824	—	—	3,824
	209,731	—	—	209,731
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,121,879	—	—	1,121,879
Rights	—	—	—	—
Short Term Investments	4,255	822	—	5,077
	1,126,134	822	—	1,126,956
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	192	—	—	192
	192	—	—	192
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,757,499	—	—	3,757,499
Rights	—	—	56	56
Short Term Investments	45,505	1,124	—	46,629
	3,803,004	1,124	56	3,804,184
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	425	—	—	425
	425	—	—	425
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	111,257	—	—	111,257
Short Term Investments	983	107	—	1,090
	112,240	107	—	112,347

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
	3	—	—	3
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	4,978,875	—	—	4,978,875
Short Term Investments	29,181	1,821	—	31,002
	5,008,056	1,821	—	5,009,877
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	575	—	—	575
	575	—	—	575
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	8,562	1,675,371	—	1,683,933
Preferred Stocks	38,834	—	—	38,834
Rights	—	53	—	53
Short Term Investments	23,225	757	—	23,982
	70,621	1,676,181	—	1,746,802
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	103	—	—	103
Open Forward Foreign Currency Contracts	—	106	—	106
	103	106	—	209
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
Open Forward Foreign Currency Contracts	—	(42)	—	(42)
	(13)	(42)	—	(55)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	78,778	—	—	78,778
Short Term Investments	1,089	54	—	1,143
	79,867	54	—	79,921
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	14	—	—	14
	14	—	—	14
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	149,632	—	—	149,632
Investment Companies	393	—	—	393
Short Term Investments	738	56	—	794
	150,763	56	—	150,819
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	19	—	—	19
	19	—	—	19
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	252,830	109,889	—	362,719
Preferred Stocks	2,551	—	—	2,551
Rights	—	3	—	3
Short Term Investments	3,708	261	—	3,969
	259,089	110,153	—	369,242
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	40	—	—	40
Open Forward Foreign Currency Contracts	—	18	—	18
	40	18	—	58
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4)	—	—	(4)
Open Forward Foreign Currency Contracts	—	(6)	—	(6)
	(4)	(6)	—	(10)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	5,719,045	—	—	5,719,045
Short Term Investments	83,858	5,311	—	89,169
	5,802,903	5,311	—	5,808,214
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,408	—	—	2,408
	2,408	—	—	2,408
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	115,699	—	—	115,699
Short Term Investments	1,099	91	—	1,190
	116,798	91	—	116,889

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10	—	—	10
	10	—	—	10
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	3,425,455	—	—	3,425,455
Short Term Investments	45,976	1,910	—	47,886
	3,471,431	1,910	—	3,473,341
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	193	—	—	193
	193	—	—	193
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	10,531,105	—	—	10,531,105
Short Term Investments	412,020	7,860	—	419,880
	10,943,125	7,860	—	10,950,985
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,895	—	—	2,895
	2,895	—	—	2,895
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	2,662,063	—	—	2,662,063
Investment Companies	4,525	—	—	4,525
Short Term Investments	62,570	871	—	63,441
	2,729,158	871	—	2,730,029
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	499	—	—	499
	499	—	—	499
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	286,285	—	—	286,285
Short Term Investments	1,659	161	—	1,820
	287,944	161	—	288,105
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	38	—	—	38
	38	—	—	38
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,670,874	4,821	—	1,675,695
Short Term Investments	15,621	—	—	15,621
	1,686,495	4,821	—	1,691,316
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	874,169	—	—	874,169
Short Term Investments	3,332	330	—	3,662
	877,501	330	—	877,831
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	112	—	—	112
	112	—	—	112
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Government And Agency Obligations	—	3,974	—	3,974
Non-U.S. Government Agency Asset-Backed Securities	—	442	—	442
Corporate Bonds And Notes	—	201	—	201
Short Term Investments	1,562	5,588	—	7,150
	1,562	10,205	—	11,767
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	984	—	—	984
	984	—	—	984
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(70)	—	—	(70)
	(70)	—	—	(70)
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	399,989	—	399,989
Government And Agency Obligations	—	372,806	—	372,806
Senior Floating Rate Instruments[2]	—	62,840	624	63,464
Non-U.S. Government Agency Asset-Backed Securities	—	50,067	—	50,067
Short Term Investments	9,769	102,670	—	112,439
	9,769	988,372	624	998,765

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,100	—	—	1,100
Open Forward Foreign Currency Contracts	—	577	—	577
OTC Total Return Swap Agreements	—	961	—	961
	1,100	1,538	—	2,638
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(159)	—	—	(159)
Open Forward Foreign Currency Contracts	—	(208)	—	(208)
	(159)	(208)	—	(367)
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	923,945	—	923,945
Non-U.S. Government Agency Asset-Backed Securities	—	591,233	—	591,233
Corporate Bonds And Notes	—	557,938	—	557,938
Senior Floating Rate Instruments	—	75,890	70	75,960
Common Stocks	1,942	11	2,886	4,839
Warrants	—	2,107	—	2,107
Rights	—	—	1,995	1,995
Short Term Investments	3,605	85,700	—	89,305
	5,547	2,236,824	4,951	2,247,322
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,206	—	—	1,206
Centrally Cleared Interest Rate Swap Agreements	—	1,700	—	1,700
Centrally Cleared Credit Default Swap Agreements	—	1,258	—	1,258
OTC Purchased Options	—	113	—	113
Open Forward Foreign Currency Contracts	—	1,871	—	1,871
OTC Interest Rate Swap Agreements	—	71	—	71
OTC Credit Default Swap Agreements	—	3,964	—	3,964
	1,206	8,977	—	10,183
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(40)	—	—	(40)
Centrally Cleared Interest Rate Swap Agreements	—	(578)	—	(578)
OTC Written Options	—	(134)	—	(134)
Open Forward Foreign Currency Contracts	—	(9,133)	—	(9,133)
OTC Credit Default Swap Agreements	—	(3)	—	(3)
	(40)	(9,848)	—	(9,888)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,432,173	—	1,432,173
Government And Agency Obligations	—	403,787	—	403,787
Non-U.S. Government Agency Asset-Backed Securities	—	60,123	—	60,123
Senior Floating Rate Instruments	—	37,704	398	38,102
Preferred Stocks	333	—	—	333
Common Stocks	19	—	—	19
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	2,113	78,440	—	80,553
	2,465	2,012,227	398	2,015,090
Liabilities - Securities
Government And Agency Obligations	—	(4,779)	—	(4,779)
	—	(4,779)	—	(4,779)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	256	—	—	256
Centrally Cleared Interest Rate Swap Agreements	—	648	—	648
Centrally Cleared Credit Default Swap Agreements	—	2,520	—	2,520
Open Forward Foreign Currency Contracts	—	576	—	576
OTC Credit Default Swap Agreements	—	888	—	888
	256	4,632	—	4,888
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(88)	—	—	(88)
Centrally Cleared Interest Rate Swap Agreements	—	(184)	—	(184)
Centrally Cleared Credit Default Swap Agreements	—	(64)	—	(64)
OTC Written Options	—	(174)	—	(174)
Open Forward Foreign Currency Contracts	—	(763)	—	(763)
OTC Credit Default Swap Agreements	—	(97)	—	(97)
	(88)	(1,282)	—	(1,370)

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,904,582	—	1,904,582
Non-U.S. Government Agency Asset-Backed Securities	—	163,502	—	163,502
Corporate Bonds And Notes	—	57,258	—	57,258
Preferred Stocks	759	—	—	759
Short Term Investments	613	537	—	1,150
	1,372	2,125,879	—	2,127,251
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	803	—	—	803
Centrally Cleared Interest Rate Swap Agreements	—	4,173	—	4,173
Centrally Cleared Credit Default Swap Agreements	—	49	—	49
Exchange Traded Purchased Options	—	—	—	—
OTC Purchased Options	—	1,165	—	1,165
Open Forward Foreign Currency Contracts	—	67	—	67
OTC Total Return Swap Agreements	—	502	—	502
	803	5,956	—	6,759
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,254)	—	—	(1,254)
Centrally Cleared Interest Rate Swap Agreements	—	(2,848)	—	(2,848)
Centrally Cleared Credit Default Swap Agreements	—	(788)	—	(788)
Exchange Traded Futures Options	(1)	—	—	(1)
OTC Written Options	—	(1,101)	—	(1,101)
Open Forward Foreign Currency Contracts	—	(3,592)	—	(3,592)
	(1,255)	(8,329)	—	(9,584)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[2]	—	1,001,052	16,740	1,017,792
Corporate Bonds And Notes	—	15,895	—	15,895
Non-U.S. Government Agency Asset-Backed Securities	—	13,586	—	13,586
Common Stocks	260	—	713	973
Warrants	—	493	2	495
Other Equity Interests	—	—	—	—
Short Term Investments	17,449	—	—	17,449
	17,709	1,031,026	17,455	1,066,190
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,741,825	9,945	1,751,770
Senior Floating Rate Instruments	—	46,875	—	46,875
Investment Companies	23,509	—	—	23,509
Preferred Stocks	4,657	—	—	4,657
Non-U.S. Government Agency Asset-Backed Securities	—	3,811	—	3,811
Common Stocks	3,033	—	—	3,033
Warrants	—	1,452	—	1,452
Other Equity Interests	—	—	—	—
Short Term Investments	48,860	—	—	48,860
	80,059	1,793,963	9,945	1,883,967
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	419,303	—	—	419,303
Short Term Investments	381	—	—	381
	419,684	—	—	419,684
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	1,006,272	3,914	1,010,186
Government And Agency Obligations	—	786,257	—	786,257
Non-U.S. Government Agency Asset-Backed Securities	—	157,192	—	157,192
Senior Floating Rate Instruments	—	22,169	—	22,169
Common Stocks	318	—	—	318
Short Term Investments	106,882	—	—	106,882
	107,200	1,971,890	3,914	2,083,004
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,031	—	—	1,031
	1,031	—	—	1,031
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(805)	—	—	(805)
	(805)	—	—	(805)
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	193	185,459	—	185,652
Investment Companies	4,595	—	—	4,595
Short Term Investments	11,542	239	—	11,781
	16,330	185,698	—	202,028

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental Asia Developed Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	52	—	—	52
Open Forward Foreign Currency Contracts	—	48	—	48
	52	48	—	100
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5)	—	—	(5)
	(5)	—	—	(5)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	1,151	259,532	3	260,686
Preferred Stocks	7,194	—	—	7,194
Rights	—	51	—	51
Short Term Investments	1,686	210	—	1,896
	10,031	259,793	3	269,827
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6	—	—	6
Open Forward Foreign Currency Contracts	—	33	—	33
	6	33	—	39
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
Open Forward Foreign Currency Contracts	—	(16)	—	(16)
	(6)	(16)	—	(22)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	413,093	—	—	413,093
Short Term Investments	4,434	75	—	4,509
	417,527	75	—	417,602
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4)	—	—	(4)
	(4)	—	—	(4)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,561,689	—	—	2,561,689
Short Term Investments	26,299	1,086	—	27,385
	2,587,988	1,086	—	2,589,074
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	264	—	—	264
	264	—	—	264
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	233,117	95,093	—	328,210
Corporate Bonds And Notes	—	75,974	—	75,974
Government And Agency Obligations	—	68,765	—	68,765
Non-U.S. Government Agency Asset-Backed Securities	—	12,785	—	12,785
Preferred Stocks	2,383	—	—	2,383
Senior Floating Rate Instruments	—	2,105	—	2,105
Rights	—	19	—	19
Short Term Investments	22,253	19	—	22,272
	257,753	254,760	—	512,513
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	26	—	—	26
Open Forward Foreign Currency Contracts	—	—	—	—
	26	—	—	26
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	5,961,945	—	—	5,961,945
Senior Floating Rate Instruments	—	885,427	11,393	896,820
Corporate Bonds And Notes	—	648,152	—	648,152
Preferred Stocks	145,862	—	—	145,862
Non-U.S. Government Agency Asset-Backed Securities	—	13,393	—	13,393
Investment Companies	1,293	—	—	1,293
Trust Preferreds	200	—	—	200
Short Term Investments	1,457,896	—	—	1,457,896
	7,567,196	1,546,972	11,393	9,125,561
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(90,817)	—	(90,817)
	—	(90,817)	—	(90,817)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	12,115,030	176,632	10,342	12,302,004
Short Term Investments	40,485	—	—	40,485
	12,155,515	176,632	10,342	12,342,489

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	6,487,704	—	—	6,487,704
Warrants	748	—	—	748
Short Term Investments	206,947	—	—	206,947
	6,695,399	—	—	6,695,399
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	887,734	—	887,734
Non-U.S. Government Agency Asset-Backed Securities	—	495,206	—	495,206
Government And Agency Obligations	—	379,249	—	379,249
Short Term Investments	37,253	8,196	—	45,449
	37,253	1,770,385	—	1,807,638
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	313	—	—	313
	313	—	—	313
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(188)	—	—	(188)
	(188)	—	—	(188)
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	567,190	—	567,190
Senior Floating Rate Instruments	—	59,554	—	59,554
Investment Companies	19,845	—	—	19,845
Preferred Stocks	5,123	—	—	5,123
Warrants	—	—	4	4
Common Stocks	—	—	4	4
Short Term Investments	56,675	—	—	56,675
	81,643	626,744	8	708,395
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,541,842	56,926	—	4,598,768
Preferred Stocks	6,452	—	—	6,452
Short Term Investments	11,574	—	—	11,574
	4,559,868	56,926	—	4,616,794
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	247,995	—	—	247,995
Switzerland	—	243,930	—	243,930
United Kingdom	38,332	125,812	—	164,144
Canada	156,218	—	—	156,218
Argentina	135,775	—	—	135,775
Netherlands	80,704	52,700	—	133,404
France	—	131,933	—	131,933
Taiwan	117,065	—	—	117,065
China	—	113,756	—	113,756
Ireland	113,595	—	—	113,595
India	88,413	—	—	88,413
Australia	—	86,386	—	86,386
Hong Kong	—	84,290	—	84,290
Japan	—	74,618	—	74,618
Denmark	—	68,661	—	68,661
Spain	—	57,849	—	57,849
Sweden	—	53,374	—	53,374
Italy	—	46,174	—	46,174
Short Term Investments	60,449	—	—	60,449
	1,038,546	1,139,483	—	2,178,029
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	50,255	2,785	—	53,040
Corporate Bonds And Notes	—	9,320	—	9,320
Senior Floating Rate Instruments	—	8,768	166	8,934
Other Equity Interests	—	—	7,901	7,901
Investment Companies	3,886	—	—	3,886
Preferred Stocks	2,312	—	—	2,312
Warrants	1,884	—	7	1,891
Rights	418	54	384	856
Short Term Investments	2,593	—	—	2,593
	61,348	20,927	8,458	90,733

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund (continued)
Liabilities - Securities
Common Stocks	(5,576)	—	—	(5,576)
	(5,576)	—	—	(5,576)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	198	—	—	198
OTC Purchased Options	—	131	—	131
Open Forward Foreign Currency Contracts	—	76	—	76
OTC Total Return Swap Agreements	—	10,368	—	10,368
	198	10,575	—	10,773
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(3,139)	—	—	(3,139)
OTC Written Options	—	(808)	—	(808)
Open Forward Foreign Currency Contracts	—	(622)	—	(622)
OTC Total Return Swap Agreements	—	(7,120)	—	(7,120)
	(3,139)	(8,550)	—	(11,689)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,792,728	218,049	—	6,010,777
Government And Agency Obligations	—	1,772,062	—	1,772,062
Corporate Bonds And Notes	—	1,014,086	—	1,014,086
Non-U.S. Government Agency Asset-Backed Securities	—	230,341	—	230,341
Short Term Investments	650,687	—	—	650,687
	6,443,415	3,234,538	—	9,677,953
Liabilities - Securities
Government And Agency Obligations	—	(53,341)	—	(53,341)
	—	(53,341)	—	(53,341)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(78)	—	—	(78)
	(78)	—	—	(78)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,033,867	—	2,033,867
Repurchase Agreements	—	119,000	—	119,000
	—	2,152,867	—	2,152,867
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,499,359	—	—	1,499,359
Preferred Stocks	19,941	—	—	19,941
Short Term Investments	29,008	—	—	29,008
	1,548,308	—	—	1,548,308

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

2  Unfunded commitments are not reflected in total investments in the Schedule if Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following Schedule of Investments.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2020:

	Balance at Beginning of Year ($)	Transfers into Level 3 During the Year[2] ($)	Transfers out of Level 3 During the Year[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Year ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Year[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	8,643	—	—	(5,202)	8,814	—	12,255[3]	(5,202)
JNL/Franklin Templeton Income Fund
Corporate Bonds and Notes	—	35,613[4]	—	—	—	(35,613)[4]	—	—
Corporate Bonds and Notes	—	22,487[4]	—	—	—	(22,487)[4]	—	—
Corporate Bonds and Notes	—	20,835[5]	—	—	—	(20,835)[5]	—	—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	—	6,701[6]	(6,701)[6]	—	—	—	—	—
JNL/Mellon Dow Index Fund
Common Stocks	—	11,439[7]	(11,439)[7]	—	—	—	—	—
JNL/Mellon Materials Sector Fund
Common Stocks	—	181[8]	(181)[8]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	13,348	—	—	18,803	7,664	(31,914)	7,901[9]	18,803
Senior Loan Interests	4,990[10]	—	(4,990)[10]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at December 31, 2020.

2  There were no significant transfers between Level 3 and Level 2 valuations during the year ended December 31, 2020 except for those noted.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

3  The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at December 31, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	14.5167 – 14.60 (14.5583)

4  The fair value measurement of the corporate bonds and notes held in JNL/Franklin Templeton Income Fund was determined based on terms of conversion and were considered a Level 3 valuation. The corporate bonds and notes were sold during the year.

5  The fair value measurement of the corporate bonds and notes held in JNL/Franklin Templeton Income Fund was determined based on the last available market price used to value the investment and were considered a Level 3 valuation. The corporate bonds and notes were sold during the year.

6  During the year, the valuation of certain common stocks held in JNL/Franklin Templeton International Small Cap Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7  During the year, the valuation of certain common stocks held in JNL/Mellon Dow Index Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

8  During the year, the valuation of certain common stocks held in JNL/Mellon Materials Sector Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

9  The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at December 31, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	14.5167 – 14.60 (14.5583)

† Unobservable inputs were weighted by the relative fair value of the instruments.

10  During the year, the valuation of certain senior loan interests held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using Markit liquidity metrics and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Mellon S&P 500 Index Fund and JNL/Mellon S&P 400 MidCap Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is

JNL Series Trust

Notes to Financial Statements

December 31, 2020

determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the year ended December 31, 2020, were as follows: JNL Multi-Manager Alternative Fund, $13,929 and 1.09%, respectively, for 250 days outstanding; JNL/PIMCO Income Fund, $2,286 and 0.70%, respectively, for 1 day outstanding; JNL/PIMCO Investment Grade Credit Bond Fund, $22,741 and 0.84%, respectively, for 36 days outstanding; JNL/PIMCO Real Return Fund, $32,232 and 2.01%, respectively, for 38 days outstanding. The value of reverse repurchase agreements and collateral pledged at December 31, 2020 was as follows:

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Counter-party	Collateral	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL Multi-Manager Alternative Fund
GSC	Federal National Mortgage Association, Inc, 0.85-0.87%, due 12/25/27-07/25/32	1.75	01/22/21	1,960	1,267
GSC	Legacy Mortgage Asset Trust, 4.50%, due 11/25/59	1.95	01/22/21	4,085	2,658
GSC	NovaStar Mortgage Funding Trust, 0.47%, due 10/25/36	1.85	01/22/21	3,084	2,428
RBC	Federal Home Loan Mortgage Corporation, 2.49-6.75%, due 01/15/33-12/15/42			5,454	4,412
	Federal National Mortgage Association, Inc, 2.55-6.10%, due 11/25/42-11/25/50			10,868	8,695
	Government National Mortgage Association, 6.00-6.17%, due 06/20/45-09/20/50			4,077	3,210
		0.95	01/19/21	20,399	16,317
RBC	Federal National Mortgage Association, Inc, 3.24-3.40%, due 01/01/28-01/01/33	0.21	01/19/21	4,870	4,589
					27,259
JNL/PIMCO Investment Grade Credit Bond Fund
BOA	Treasury, United States Department of, 1.63%, due 11/15/50	0.06	01/15/21	20,995	20,811

1 Interest received is recorded as income to the Fund.

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the year ended December 31, 2020, were as follows: JNL/PIMCO Income Fund, $3,347 and 1.19%, respectively, for 73 days outstanding; JNL/PIMCO Investment Grade Credit Bond Fund, $17,421 and 0.004%, respectively, for 8 days outstanding; and JNL/PIMCO Real Return Fund, $615,248 and 0.35%, respectively, for 364 days outstanding. At December 31, 2020, JNL/PIMCO Real Return Fund had $14 of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of December 31, 2020:

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	BCL	0.16	02/03/21	3,826
	U.S. Treasury Obligations	BOS	0.16	01/14/21	113,174
	U.S. Treasury Obligations	GSC	0.18	01/04/21	64,357
	U.S. Treasury Obligations	GSC	0.17	01/14/21	220,712
	U.S. Treasury Obligations	GSC	0.08	01/15/21	12,943
	U.S. Treasury Obligations	MSC	0.18	01/05/21	854,051
					1,269,063

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Credit Linked Structured Notes. Certain Funds may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities

JNL Series Trust

Notes to Financial Statements

December 31, 2020

due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

Certain Funds may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Certain Funds may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to

JNL Series Trust

Notes to Financial Statements

December 31, 2020

receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. Certain Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2020. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2020. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2020.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades to express views on a country’s interest rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds and to obtain credit exposure. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Purchased options, at value	—	—	30	557	62	649
Forward foreign currency contracts	—	—	—	1,933	—	1,933
[8] Variation margin on futures/futures options contracts	—	—	—	69	470	539
[8] Variation margin on swap agreements	—	14	—	—	11	25
OTC swap agreements	—	—	5,012	—	187	5,199
OTC swap premiums paid	—	—	—	—	2	2
Total derivative instruments assets	—	14	5,042	2,559	732	8,347
Derivative instruments liabilities:
Written options, at value	—	3	21	1,052	191	1,267
Forward foreign currency contracts	—	—	—	3,211	—	3,211
[8] Variation margin on futures/futures options contracts	—	—	—	28	126	154
[8] Variation margin on swap agreements	—	—	—	—	229	229
OTC swap agreements	—	—	10,032	—	—	10,032
OTC swap premiums received	—	—	—	—	2	2
Total derivative instruments liabilities	—	3	10,053	4,291	548	14,895
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	—	39	(212)	(1,613)	(2,055)	(3,841)
Written option contracts	—	150	421	2,459	8,288	11,318
Forward foreign currency contracts	—	—	—	(2,082)	—	(2,082)
Futures/futures options contracts	—	—	78	(118)	10,330	10,290
Swap agreements	—	1,487	5,180	—	(23,176)	(16,509)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(152)	147	164	159
Written options	—	(1)	(23)	(235)	(221)	(480)
Forward foreign currency contracts	—	—	—	(671)	—	(671)
Futures/futures options contracts	—	—	—	(84)	(1,352)	(1,436)
Swap agreements	—	155	(3,740)	—	4,359	774

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	100	(100)	—	—	—	—
BOA	2,519	(2,519)	—	—	—	—
CGM	116	(116)	—	—	—	—
CIT	335	(128)	(121)	86	—	121
GSC	2,766	(2,766)	—	—	—	—
HSB	429	(11)	—	418	—	—
JPM	987	(987)	—	—	—	—
MBL	12	(12)	—	—	—	—
MSC	377	(377)	—	—	—	—
SSB	18	—	—	18	—	—
Derivatives eligible for offset	7,659	(7,016)	(121)	522
Derivatives not eligible for offset	688				—	—
	8,347
Derivative Liabilities by Counterparty*
BNP	674	(100)	—	574	—	—
BOA	4,273	(2,519)	(1,754)	—	5,590	—
CGM	199	(116)	—	83	—	—
CIT	128	(128)	—	—	—	—
GSC	5,768	(2,766)	(3,002)	—	18,720	—
HSB	11	(11)	—	—	850	—
JPM	2,445	(987)	(1,458)	—	5,650	—
MBL	87	(12)	(75)	—	600	—
MLP	—	—	—	—	4,700	—
MSC	545	(377)	(168)	—	5,898	—
Derivatives eligible for offset	14,130	(7,016)	(6,457)	657
Derivatives not eligible for offset	765				6,736	3,468
	14,895

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	2,071	758,274	167,621	265,414	—	27,238	73,308	91,973

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions and commodities. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in the U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2,174	—	2,174
[8] Variation margin on futures/futures options contracts	258	—	74	7	37	376
OTC swap agreements	586	—	85	—	—	671
Total derivative instruments assets	844	—	159	2,181	37	3,221
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1,724	—	1,724
[8] Variation margin on futures/futures options contracts	112	—	38	2	6	158
Total derivative instruments liabilities	112	—	38	1,726	6	1,882
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(3,546)	—	(3,546)
Futures/futures options contracts	3,033	—	(3,668)	(3,511)	4,561	415
Swap agreements	946	—	103	—	—	1,049
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	730	—	730
Futures/futures options contracts	(324)	—	201	20	111	8
Swap agreements	628	—	(313)	—	—	315

JNL/AQR Managed Futures Strategy Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	321	—	—	321	—	—
CIT	2,174	(1,724)	(450)	—	610	—
MLP	350	—	(120)	230	120	—
Derivatives eligible for offset	2,845	(1,724)	(570)	551
Derivatives not eligible for offset	376				—	—
	3,221
Derivative Liabilities by Counterparty*
CIT	1,724	(1,724)	—	—	3,306	—
MLP	—	—	—	—	1,800	—
Derivatives eligible for offset	1,724	(1,724)	—	—
Derivatives not eligible for offset	158				3,056	—
	1,882

JNL/AQR Managed Futures Strategy Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	542,134	409,342	—	—	—	9,155

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to invest in swap positions on dividend futures to obtain exposure to dividend payments. The fund entered into contract for differences as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Purchased options, at value	—	—	30,601	1,069	3,441	35,111
Forward foreign currency contracts	—	—	—	12,818	—	12,818
[8] Variation margin on futures/futures options contracts	—	—	281	—	373	654
[8] Variation margin on swap agreements	—	18	—	—	225	243
OTC swap agreements	—	115	1,653	—	—	1,768
OTC swap premiums paid	—	206	—	—	—	206
Total derivative instruments assets	—	339	32,535	13,887	4,039	50,800
Derivative instruments liabilities:
Written options, at value	—	—	19,243	16	2,615	21,874
Forward foreign currency contracts	—	—	—	6,011	—	6,011
[8] Variation margin on futures/futures options contracts	—	—	3,072	—	116	3,188
[8] Variation margin on swap agreements	—	100	—	—	312	412
OTC swap agreements	—	114	373	—	—	487
OTC swap premiums received	—	107	—	—	—	107
Total derivative instruments liabilities	—	321	22,688	6,027	3,043	32,079
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	5,853	(385)	15,540	(6,792)	(7,058)	7,158
Written option contracts	1,983	24	18,856	3,465	6,845	31,173
Forward foreign currency contracts	—	—	—	(7,609)	—	(7,609)
Futures/futures options contracts	—	—	(13,529)	—	27,278	13,749
Swap agreements	—	(1,440)	3,285	—	(2,051)	(206)
Net change in unrealized appreciation (depreciation) on:
Purchased options	131	—	3,346	270	424	4,171
Written options	(263)	—	(1,489)	42	(661)	(2,371)
Forward foreign currency contracts	—	—	—	1,198	—	1,198
Futures/futures options contracts	—	—	(8,978)	—	68	(8,910)
Swap agreements	—	2,507	1,195	—	(4,259)	(557)

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	3,315	(1,768)	—	1,547	—	—
BNP	544	(544)	—	—	531	—
BOA	1,524	(1,524)	—	—	—	489
CIT	3,484	(1,484)	(956)	1,044	956	—
CSI	820	(168)	(630)	22	630	—
DUB	353	(17)	(330)	6	330	—
GSC	3,141	(362)	(1,860)	919	1,860	—
HSB	979	(76)	(447)	456	—	447
JPM	3,604	(1,378)	—	2,226	—	—
MSC	5,999	(560)	(3,020)	2,419	3,020	—
NSI	290	(290)	—	—	30	—
SGB	216	(111)	(105)	—	110	—
UBS	38	(38)	—	—	—	—
Derivatives eligible for offset	24,307	(8,320)	(7,348)	8,639
Derivatives not eligible for offset	26,493				—	—
	50,800
Derivative Liabilities by Counterparty*
BCL	1,768	(1,768)	—	—	—	1,271
BNP	2,661	(544)	—	2,117	—	—
BOA	1,646	(1,524)	—	122	—	—
CIT	1,484	(1,484)	—	—	—	—
CSI	168	(168)	—	—	—	—
DUB	17	(17)	—	—	—	—
GSC	362	(362)	—	—	—	—
HSB	76	(76)	—	—	—	—
JPM	1,378	(1,378)	—	—	—	—
MSC	560	(560)	—	—	—	—
NSI	336	(290)	—	46	—	—
SGB	111	(111)	—	—	—	—
UBS	153	(38)	(115)	—	—	135
Derivatives eligible for offset	10,720	(8,320)	(115)	2,285
Derivatives not eligible for offset	21,359				40,305	159,404
	32,079

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	52,374	961,040	804,948	456,083	—	152,087	13,089	10,973

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure. The Fund entered into forward foreign currency contracts. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
OTC swap agreements	—	—	47	—	—	47
Total derivative instruments assets	—	—	47	—	—	47
Derivative instruments liabilities:
Written options, at value	—	—	104	—	—	104
OTC swap agreements	—	—	51	—	—	51
Total derivative instruments liabilities	—	—	155	—	—	155
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Written option contracts	—	—	(408)	—	—	(408)
Forward foreign currency contracts	—	—	—	(61)	—	(61)
Swap agreements	—	—	3,372	—	—	3,372
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	804	—	—	804
Swap agreements	—	—	343	—	—	343

JNL/Boston Partners Global Long Short Equity Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	40	(15)	—	25	—	—
HSB	1	—	—	1	—	—
MSC	6	(6)	—	—	—	—
Derivatives eligible for offset	47	(21)	—	26
Derivatives not eligible for offset	—				—	—
	47
Derivative Liabilities by Counterparty*
GSC	15	(15)	—	—	—	—
MBL	9	—	—	9	—	—
MSC	27	(6)	(21)	—	230	—
Derivatives eligible for offset	51	(21)	(21)	9
Derivatives not eligible for offset	104				—	—
	155

JNL/Boston Partners Global Long Short Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	1,048	—	1,727	—	—	—	—	11,742

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into options as a directional investment, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates, securities prices, inflation and interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Purchased options, at value	—	—	—	—	70	70
[8] Variation margin on futures/futures options contracts	—	—	—	—	8	8
[8] Variation margin on swap agreements	—	—	—	—	3	3
Total derivative instruments assets	—	—	—	—	81	81
Derivative instruments liabilities:
Written options, at value	—	—	—	—	101	101
[8] Variation margin on futures/futures options contracts	—	—	—	—	11	11
Total derivative instruments liabilities	—	—	—	—	112	112
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	558	558
Written option contracts	—	—	—	—	(135)	(135)
Futures/futures options contracts	—	—	—	—	(384)	(384)
Swap agreements	—	—	—	—	(167)	(167)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	78	78
Written options	—	—	—	—	(15)	(15)
Futures/futures options contracts	—	—	—	—	(32)	(32)
Swap agreements	—	—	—	—	(39)	(39)

JNL/Fidelity Institutional Asset Management Total Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	70	—	—	70	—	—
Derivatives eligible for offset	70	—	—	70
Derivatives not eligible for offset	11				—	—
	81
Derivative Liabilities by Counterparty*
BOA	101	—	—	101	—	—
Derivatives eligible for offset	101	—	—	101
Derivatives not eligible for offset	11				—	784
	112

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,026	28,081	—	7,455	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3,595	—	3,595
Total derivative instruments assets	—	—	—	3,595	—	3,595
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	18,649	—	18,649
Total derivative instruments liabilities	—	—	—	18,649	—	18,649
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(2,295)	—	(2,295)
Swap agreements	—	—	—	—	(62,626)	(62,626)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	6,318	—	6,318
Swap agreements	—	—	—	—	18,158	18,158

JNL/Franklin Templeton Global Multisector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	529	(529)	—	—	—	—
DUB	1,660	(1,660)	—	—	—	—
GSC	34	(34)	—	—	—	—
HSB	390	(390)	—	—	—	—
JPM	935	(935)	—	—	—	—
MSC	11	(11)	—	—	—	—
UBS	36	(36)	—	—	—	—
Derivatives eligible for offset	3,595	(3,595)	—	—
Derivatives not eligible for offset	—				—	—
	3,595
Derivative Liabilities by Counterparty*
BNP	4	—	—	4	—	—
CIT	7,124	(529)	(6,595)	—	6,750	—
DUB	2,204	(1,660)	(544)	—	980	—
GSC	718	(34)	(660)	24	660	—
HSB	4,854	(390)	(4,430)	34	4,430	—
JPM	3,629	(935)	(2,535)	159	2,535	—
MSC	13	(11)	—	2	—	—
UBS	103	(36)	(67)	—	71	—
Derivatives eligible for offset	18,649	(3,595)	(14,831)	223
Derivatives not eligible for offset	—				—	—
	18,649

JNL/Franklin Templeton Global Multisector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	—	1,580,788	33,011	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Franklin Templeton Growth Allocation Fund Derivative Strategies – The Fund entered into written options as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates. The Fund entered into credit default swaps to hedge a portfolio of credit default swap agreements or bonds. The fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Franklin Templeton Growth Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	166	—	1	167
Total derivative instruments assets	—	—	166	—	1	167
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	5	—	19	24
Total derivative instruments liabilities	—	—	5	—	19	24
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Written option contracts	—	—	11	—	—	11
Forward foreign currency contracts	—	—	—	(8)	—	(8)
Futures/futures options contracts	—	—	3,442	—	118	3,560
Swap agreements	—	24	—	—	—	24
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	194	—	42	236

JNL/Franklin Templeton Growth Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1	28,056	1,736	—	—	23	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Purchased options, at value	—	—	3,295	—	—	3,295
Forward foreign currency contracts	—	—	—	364	—	364
[8] Variation margin on futures/futures options contracts	—	—	482	69	118	669
Total derivative instruments assets	—	—	3,777	433	118	4,328
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1,792	—	1,792
[8] Variation margin on futures/futures options contracts	—	—	32	616	150	798
Total derivative instruments liabilities	—	—	32	2,408	150	2,590
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	(8,739)	—	—	(8,739)
Written option contracts	—	—	38	—	—	38
Forward foreign currency contracts	—	—	—	(9,101)	—	(9,101)
Futures/futures options contracts	—	—	54,989	9,441	(579)	63,851
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(985)	—	—	(985)
Forward foreign currency contracts	—	—	—	(1,255)	—	(1,255)
Futures/futures options contracts	—	—	1,115	2,851	696	4,662

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	26	(26)	—	—	—	—
CIT	14	(5)	—	9	—	—
GSC	189	—	—	189	—	—
MLP	102	(102)	—	—	—	—
SSB	27	(27)	—	—	—	—
TDB	6	(6)	—	—	—	—
Derivatives eligible for offset	364	(166)	—	198
Derivatives not eligible for offset	3,964				—	—
	4,328
Derivative Liabilities by Counterparty*
BCL	782	—	—	782	—	—
BNP	270	(26)	—	244	—	—
CIT	5	(5)	—	—	—	—
MLP	355	(102)	—	253	—	—
SSB	369	(27)	—	342	—	—
TDB	11	(6)	—	5	—	—
Derivatives eligible for offset	1,792	(166)	—	1,626
Derivatives not eligible for offset	798				958	15,695
	2,590

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	3,476	469,198	192,934	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Purchased options, at value	—	—	11,666	—	—	11,666
[8] Variation margin on futures/futures options contracts	—	—	190	—	—	190
Total derivative instruments assets	—	—	11,856	—	—	11,856
Derivative instruments liabilities:
Written options, at value	—	—	11,249	—	—	11,249
Total derivative instruments liabilities	—	—	11,249	—	—	11,249
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	(15,484)	—	—	(15,484)
Written option contracts	—	—	(39,311)	—	—	(39,311)
Futures/futures options contracts	—	—	2,391	—	—	2,391
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(3)	—	—	(3)
Written options	—	—	30	—	—	30
Futures/futures options contracts	—	—	11	—	—	11

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	27,333	6,760	—	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Mellon Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Mellon Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	5	—	—	5
Total derivative instruments assets	—	—	5	—	—	5
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	27	—	—	27
Total derivative instruments liabilities	—	—	27	—	—	27
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(96)	—	(96)
Futures/futures options contracts	—	—	3,127	—	—	3,127
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	328	—	—	328

JNL/Mellon Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	15,633	1,183	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Mellon International Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	106	—	106
Total derivative instruments assets	—	—	—	106	—	106
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	42	—	42
[8] Variation margin on futures/futures options contracts	—	—	27	—	—	27
Total derivative instruments liabilities	—	—	27	42	—	69
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(19)	—	(19)
Futures/futures options contracts	—	—	43	—	—	43
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	19	—	19
Futures/futures options contracts	—	—	157	—	—	157

† The JNL/Mellon International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL/Mellon International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	11,361	49,853	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Mellon MSCI World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows, to obtain exposure to or hedge changes in securities prices and to hedge accrued dividends. The Fund entered into forward currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon MSCI World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	18	—	18
[8] Variation margin on futures/futures options contracts	—	—	12	—	—	12
Total derivative instruments assets	—	—	12	18	—	30
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	6	—	6
[8] Variation margin on futures/futures options contracts	—	—	6	—	—	6
Total derivative instruments liabilities	—	—	6	6	—	12
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	35	—	35
Futures/futures options contracts	—	—	(54)	—	—	(54)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(9)	—	(9)
Futures/futures options contracts	—	—	2	—	—	2

JNL/Mellon MSCI World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BMO	12	—	—	12	—	—
BOA	6	—	—	6	—	—
Derivatives eligible for offset	18	—	—	18
Derivatives not eligible for offset	12				—	—
	30
Derivative Liabilities by Counterparty*
CBA	1	—	—	1	—	—
RBC	2	—	—	2	—	—
SGA	3	—	—	3	—	—
Derivatives eligible for offset	6	—	—	6
Derivatives not eligible for offset	6				—	261
	12

JNL/ Mellon MSCI World Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	3,442	5,959	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	577	—	577
OTC swap agreements	—	961	—	—	—	961
Total derivative instruments assets	—	961	—	577	—	1,538
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	208	—	208
[8] Variation margin on futures/futures options contracts	—	—	—	—	398	398
Total derivative instruments liabilities	—	—	—	208	398	606
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1,169)	—	(1,169)
Futures/futures options contracts	—	—	—	—	(20,360)	(20,360)
Swap agreements	—	257	—	—	—	257
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(629)	—	(629)
Futures/futures options contracts	—	—	—	—	(2,478)	(2,478)
Swap agreements	—	961	—	—	—	961

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	1,267	(118)	(920)	229	920	—
JPM	271	—	—	271	—	—
Derivatives eligible for offset	1,538	(118)	(920)	500
Derivatives not eligible for offset	—				—	—
	1,538
Derivative Liabilities by Counterparty*
GSC	118	(118)	—	—	—	—
SSB	90	—	—	90	—	—
Derivatives eligible for offset	208	(118)	—	90
Derivatives not eligible for offset	398				—	4,793
	606

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	237,797	54,923	—	—	—	6,741

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Purchased options, at value	—	—	—	—	113	113
Forward foreign currency contracts	—	—	—	1,871	—	1,871
[8] Variation margin on futures/futures options contracts	—	—	—	—	156	156
[8] Variation margin on swap agreements	—	39	—	—	93	132
OTC swap agreements	—	3,964	—	—	71	4,035
OTC swap premiums paid	—	2,432	—	—	—	2,432
Total derivative instruments assets	—	6,435	—	1,871	433	8,739
Derivative instruments liabilities:
Written options, at value	—	—	—	133	1	134
Forward foreign currency contracts	—	—	—	9,133	—	9,133
[8] Variation margin on futures/futures options contracts	—	—	—	—	182	182
[8] Variation margin on swap agreements	—	1	—	—	380	381
OTC swap agreements	—	3	—	—	—	3
OTC swap premiums received	—	2,350	—	—	—	2,350
Total derivative instruments liabilities	—	2,354	—	9,266	563	12,183
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(20)	(20)
Written option contracts	—	314	—	—	868	1,182
Forward foreign currency contracts	—	—	—	(11,516)	—	(11,516)
Futures/futures options contracts	—	—	—	—	20,734	20,734
Swap agreements	—	(20)	—	—	(29,229)	(29,249)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(14)	(14)
Written options	—	(11)	—	21	40	50
Forward foreign currency contracts	—	—	—	(5,048)	—	(5,048)
Futures/futures options contracts	—	—	—	—	3,421	3,421
Swap agreements	—	1,478	—	—	6,897	8,375

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	761	—	—	761	—	—
CIT	1,200	(1,200)	—	—	—	—
DUB	278	—	(54)	224	54	—
GSC	3,780	(710)	(1,220)	1,850	1,220	—
Derivatives eligible for offset	6,019	(1,910)	(1,274)	2,835
Derivatives not eligible for offset	2,720				—	—
	8,739
Derivative Liabilities by Counterparty*
CIT	8,426	(1,200)	(4,942)	2,284	—	4,942
GSC	710	(710)	—	—	—	—
JPM	134	—	—	134	—	—
Derivatives eligible for offset	9,270	(1,910)	(4,942)	2,418
Derivatives not eligible for offset	2,913				50	26,159
	12,183

	Gross Amount Presented in the Statement of Assets and Liabilities1($)	Financial Instruments2($)	Collateral [3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
CGM	148,167	(148,027)	(140)	—	430	—
CSI	334,462	(333,858)	(604)	—	1,240	—
GSC	17,105	(17,054)	—	51	—	—
JPM	53,821	(53,687)	(134)	—	706	—
	553,555	(552,626)	(878)	51

Master Forward Agreement Transaction Liabilities by Counterparty*
CGM	148,027	(148,027)	—	—	—	—
CSI	333,858	(333,858)	—	—	—	—
GSC	17,054	(17,054)	—	—	—	—
JPM	53,687	(53,687)	—	—	—	—
	552,626	(552,626)	—	—

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	332	312,373	385,712	459,052	—	237,687	77

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates, inflation and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	576	—	576
[8] Variation margin on futures/futures options contracts	—	—	—	—	91	91
[8] Variation margin on swap agreements	—	338	—	—	192	530
OTC swap agreements	—	888	—	—	—	888
OTC swap premiums paid	—	355	—	—	—	355
Total derivative instruments assets	—	1,581	—	576	283	2,440
Derivative instruments liabilities:
Written options, at value	—	133	—	—	41	174
Forward foreign currency contracts	—	—	—	763	—	763
[8] Variation margin on futures/futures options contracts	—	—	—	—	1	1
[8] Variation margin on swap agreements	—	15	—	—	109	124
OTC swap agreements	—	97	—	—	—	97
OTC swap premiums received	—	751	—	—	—	751
Total derivative instruments liabilities	—	996	—	763	151	1,910
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	365	365
Written option contracts	—	711	—	—	(25)	686
Forward foreign currency contracts	—	—	—	(1,148)	—	(1,148)
Futures/futures options contracts	—	—	—	—	10,814	10,814
Swap agreements	—	(7,811)	—	—	734	(7,077)
Net change in unrealized appreciation (depreciation) on:
Written options	—	129	—	—	(4)	125
Forward foreign currency contracts	—	—	—	(80)	—	(80)
Futures/futures options contracts	—	—	—	—	770	770
Swap agreements	—	(15)	—	—	(357)	(372)

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	148	(60)	—	88	—	—
BNP	107	(107)	—	—	—	—
BOA	136	(38)	—	98	—	—
CGM	62	(24)	—	38	—	—
CIT	241	(59)	(170)	12	170	—
CSI	52	(52)	—	—	—	—
DUB	—	—	—	—	60	—
GSC	488	(295)	—	193	—	—
JPM	66	(66)	—	—	—	—
MSC	66	(10)	—	56	—	—
SCB	41	(29)	—	12	—	—
UBS	57	—	—	57	—	—
Derivatives eligible for offset	1,464	(740)	(170)	554
Derivatives not eligible for offset	976				—	—
	2,440
Derivative Liabilities by Counterparty*
BCL	60	(60)	—	—	—	—
BNP	340	(107)	(233)	—	—	288

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BOA	38	(38)	—	—	—	—
CGM	24	(24)	—	—	—	—
CIT	59	(59)	—	—	—	—
CSI	101	(52)	—	49	—	—
DUB	6	—	—	6	—	—
GSC	295	(295)	—	—	—	—
JPM	72	(66)	—	6	—	—
MSC	10	(10)	—	—	—	—
SCB	29	(29)	—	—	—	—
Derivatives eligible for offset	1,034	(740)	(233)	61
Derivatives not eligible for offset	876				1,731	30,695
	1,910

	Gross Amount Presented in the Statement of Assets and Liabilities1($)	Financial Instruments2($)	Collateral [3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
CGM	—	—	—	—	258	—
CSI	42,230	(42,181)	—	49	—	—
JPM	76,074	(75,860)	(12)	202	12	—
	118,304	(118,041)	(12)	251

Master Forward Agreement Transaction Liabilities by Counterparty*
CSI	42,181	(42,181)	—	—	—	—
JPM	75,860	(75,860)	—	—	—	—
	118,041	(118,041)	—	—

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	309	175,136	72,521	52,142	—	543,963	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Purchased options, at value	—	—	—	3	1,162	1,165
Forward foreign currency contracts	—	—	—	67	—	67
[8] Variation margin on futures/futures options contracts	—	—	—	—	207	207
[8] Variation margin on swap agreements	—	—	—	—	135	135
OTC swap agreements	—	—	—	—	502	502
Total derivative instruments assets	—	—	—	70	2,006	2,076
Derivative instruments liabilities:
Written options, at value	—	8	—	—	1,093	1,101
Forward foreign currency contracts	—	—	—	3,592	—	3,592
[8] Variation margin on futures/futures options contracts	—	—	—	—	437	437
[8] Variation margin on swap agreements	—	21	—	—	315	336
Total derivative instruments liabilities	—	29	—	3,592	1,845	5,466
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	4,431	4,431
Written option contracts	—	361	—	—	(2,293)	(1,932)
Forward foreign currency contracts	—	—	—	(5,953)	—	(5,953)
Futures/futures options contracts	—	—	342	—	(15,224)	(14,882)
Swap agreements	—	2,235	—	—	(8,665)	(6,430)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	(266)	1,020	754
Written options	—	1	—	—	(1,509)	(1,508)
Forward foreign currency contracts	—	—	—	(2,237)	—	(2,237)
Futures/futures options contracts	—	—	—	—	(343)	(343)
Swap agreements	—	937	—	—	1,561	2,498

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	1,366	(854)	(512)	—	530	—
CIT	50	(50)	—	—	—	—
JPM	20	(20)	—	—	—	—
MSC	298	(298)	—	—	280	—
Derivatives eligible for offset	1,734	(1,222)	(512)	—
Derivatives not eligible for offset	342				—	—
	2,076
Derivative Liabilities by Counterparty*
BNP	854	(854)	—	—	—	—
BOA	702	—	(683)	19	—	683
CIT	276	(50)	—	226	—	—
GSC	1	—	—	1	—	—
GSI	—	—	—	—	—	20
JPM	730	(20)	(638)	72	—	638
MSC	603	(298)	(305)	—	—	360
UBS	1,527	—	(1,527)	—	—	2,182
Derivatives eligible for offset	4,693	(1,222)	(3,153)	318
Derivatives not eligible for offset	773				1,791	9,908
	5,466

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	Gross Amount Presented in the Statements of Assets and Liabilities[1]($)	Financial Instruments2($)	Collateral [3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	3,842	(3,825)	—	17	—	—
BOA	113,731	(113,174)	(557)	—	1,110	—
CGM	—	—	—	—	255	—
CSI	44,243	(44,088)	(155)	—	290	—
GSC	311,722	(310,196)	(1,218)	308	1,218	—
JCI	54,866	(54,627)	—	239	—	—
MSC	879,349	(879,349)	—	—	391	—
UBS	12,186	(12,156)	—	30	—	—
	1,419,939	(1,417,415)	(1,930)	594

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	3,825	(3,825)	—	—	—	—
BOA	113,174	(113,174)	—	—	—	—
CSI	44,088	(44,088)	—	—	—	—
GSC	310,196	(310,196)	—	—	—	—
JCI	54,627	(54,627)	—	—	—	—
MSC	879,610	(879,349)	—	261	—	—
UBS	12,156	(12,156)	—	—	—	—
	1,417,676	(1,417,415)	—	261

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,941	960,886	185,362	428,605	—	35,000	12,502

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/PPM America Total Return Fund Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PPM America Total Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	320	320
Total derivative instruments assets	—	—	—	—	320	320
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	206	206
Total derivative instruments liabilities	—	—	—	—	206	206
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	7,335	7,335
Swap agreements	—	(15)	—	—	—	(15)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	1,716	1,716
Swap agreements	—	35	—	—	—	35

JNL/PPM America Total Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	434,105	—	—	—	4,615	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/RAFI Fundamental Asia Developed Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Fundamental Asia Developed Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	48	—	48
Total derivative instruments assets	—	—	—	48	—	48
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	14	—	—	14
Total derivative instruments liabilities	—	—	14	—	—	14
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	107	—	107
Futures/futures options contracts	—	—	225	—	—	225
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	36	—	36
Futures/futures options contracts	—	—	65	—	—	65

JNL/RAFI Fundamental Asia Developed Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BMO	26	—	—	26	—	—
BOA	15	—	—	15	—	—
CBA	2	—	—	2	—	—
GSC	3	—	—	3	—	—
UBS	2	—	—	2	—	—
Derivatives eligible for offset	48	—	—	48
Derivatives not eligible for offset	—				—	—
	48
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	14				—	239
	14

JNL/RAFI Fundamental Asia Developed Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	3,366	3,855	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/RAFI Fundamental Europe Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Fundamental Europe Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	33	—	33
Total derivative instruments assets	—	—	—	33	—	33
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	16	—	16
[8] Variation margin on futures/futures options contracts	—	—	6	—	—	6
Total derivative instruments liabilities	—	—	6	16	—	22
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	31	—	31
Futures/futures options contracts	—	—	80	—	—	80
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	13	—	13

JNL/RAFI Fundamental Europe Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BMO	12	(6)	—	6	—	—
BOA	1	—	—	1	—	—
CIT	11	(1)	—	10	—	—
RBC	2	(1)	—	1	—	—
SCB	3	(2)	—	1	—	—
SGA	4	(3)	—	1	—	—
Derivatives eligible for offset	33	(13)	—	20
Derivatives not eligible for offset	—				—	—
	33
Derivative Liabilities by Counterparty*
BMO	6	(6)	—	—	—	—
CIT	1	(1)	—	—	—	—
JPM	3	—	—	3	—	—
RBC	1	(1)	—	—	—	—
SCB	2	(2)	—	—	—	—
SGA	3	(3)	—	—	—	—
Derivatives eligible for offset	16	(13)	—	3
Derivatives not eligible for offset	6				—	210
	22

JNL/RAFI Fundamental Europe Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	1,324	5,546	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/T. Rowe Price Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	4	4
Total derivative instruments assets	—	—	—	—	4	4
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	1	1
Total derivative instruments liabilities	—	—	—	—	1	1
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(19)	—	(19)
Futures/futures options contracts	—	—	(12,046)	—	483	(11,563)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(1,196)	—	(236)	(1,432)

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	44,274	568	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into options as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments liabilities:
Written options, at value	—	—	90,817	—	—	90,817
Total derivative instruments liabilities	—	—	90,817	—	—	90,817
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Written option contracts	—	—	(3,648)	—	—	(3,648)
Forward foreign currency contracts	—	—	—	9	—	9
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(16,885)	—	—	(16,885)

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
	—
Derivative Liabilities by Counterparty*
CCI	2,861	—	—	2,861	—	—
CGM	11,705	—	—	11,705	—	—
CSI	22,454	—	—	22,454	—	—
GSC	13,434	—	(13,434)	—	—	213,598
JPM	33,207	—	—	33,207	—	—
MLP	776	—	(776)	—	—	7,415
RBC	3,338	—	—	3,338	—	—
SIG	3,042	—	—	3,042	—	—
Derivatives eligible for offset	90,817	—	(14,210)	76,607
Derivatives not eligible for offset	—				—	—
	90,817

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	30,023	—	1,069	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments assets:
Purchased options, at value	—	—	329	—	—	329
Forward foreign currency contracts	—	—	—	76	—	76
OTC swap agreements	—	—	10,368	—	—	10,368
OTC swap premiums paid	—	—	1	—	—	1
Total derivative instruments assets	—	—	10,698	76	—	10,774
Derivative instruments liabilities:
Written options, at value	—	—	3,947	—	—	3,947
Forward foreign currency contracts	—	—	—	622	—	622
OTC swap agreements	—	—	7,120	—	—	7,120
Total derivative instruments liabilities	—	—	11,067	622	—	11,689
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Purchased option contracts	—	82	12,304	—	—	12,386
Written option contracts	—	(60)	1,617	—	—	1,557
Forward foreign currency contracts	—	—	—	(486)	—	(486)
Swap agreements	—	—	(7,468)	—	—	(7,468)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(10)	—	—	(10)
Written options	—	—	(691)	—	—	(691)
Forward foreign currency contracts	—	—	—	(146)	—	(146)
Swap agreements	—	—	1,493	—	—	1,493

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	2,845	(2,845)	—	—	—	—
GSC	3,703	(2,303)	—	1,400	—	—
JPM	4,027	(2,930)	—	1,097	—	—
Derivatives eligible for offset	10,575	(8,078)	—	2,497
Derivatives not eligible for offset	199				—	—
	10,774
Derivative Liabilities by Counterparty*
BOA	3,316	(2,845)	(471)	—	6,500	—
GSC	2,303	(2,303)	—	—	—	—
JPM	2,930	(2,930)	—	—	18,780	—
MLP	1	—	(1)	—	2,320	—
Derivatives eligible for offset	8,550	(8,078)	(472)	—
Derivatives not eligible for offset	3,139				—	—
	11,689

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	6,616	—	56,817	—	—	—	200,422

JNL Series Trust

Notes to Financial Statements

December 31, 2020

JNL/ WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond. The Fund entered into forward foreign currency contracts. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The fund entered into credit default swap agreements to hedge a portfolio of credit default swap agreements or bonds.

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2020
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	51	51
Total derivative instruments liabilities	—	—	—	—	51	51
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(25)	—	(25)
Futures/futures options contracts	—	—	—	—	(1,786)	(1,786)
Swap agreements	—	(914)	—	—	—	(914)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	63	63

JNL/WMC Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	31,767	1,615	—	—	4,351	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/DoubleLine Shiller Enhanced CAPE Fund

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	50,767	—	(43,958)	6,809	43,958	—
BNP	89,052	—	(89,052)	—	—	111,720
CIB	70,578	—	(63,930)	6,648	9,070	54,860
Derivatives eligible for offset	210,397	—	(196,940)	13,457
Derivatives not eligible for offset	—				—	—
	210,397
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
	—

JNL/Invesco Diversified Dividend Fund

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
	—
Derivative Liabilities by Counterparty*
CIB	718	—	—	718	—	—
GSC	106	—	—	106	—	—
SSB	725	—	—	725	—	—
Derivatives eligible for offset	1,549	—	—	1,549
Derivatives not eligible for offset	—				—	—
	1,549

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of December 31, 2020, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2020, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 721 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the year is as follows: JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Global Real Estate Fund and JNL/WCM Focused International Equity Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. JNL S&P 500 Index Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs International 5 Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq 100 Index Fund JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/BlackRock Advantage International Fund entered into futures contracts to manage cash flow. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge

JNL Series Trust

Notes to Financial Statements

December 31, 2020

changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Franklin Templeton Income Fund entered into options as a means of risk management/hedging and to generate income. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/Invesco Diversified Dividend Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/JPMorgan Growth & Income Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Lord Abbett Short Duration Income Fund, JNL/PPM America Floating Rate Income Fund and JNL/PPM America High Yield Bond Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Short-Term Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/Neuberger Berman Commodity Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/DoubleLine Core Fixed Income Fund and JNL/WMC Value Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of December 31, 2020, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the year ended December 31, 2020, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Multi-Manager Emerging Markets Equity Fund	—	—	4,987	—
JNL Multi-Manager International Small Cap Fund	—	—	1,841	—
JNL S&P 500 Index Fund	—	1,537	—	—
JNL/AQR Large Cap Defensive Style Fund	—	1,913	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	—	2,699	—	—
JNL/BlackRock Advantage International Fund	—	506	52	—
JNL/BlackRock Global Natural Resources Fund	—	—	682	—
JNL/Causeway International Value Select Fund	—	—	4,390	—
JNL/DFA International Core Equity Fund	—	—	2	—
JNL/DoubleLine Core Fixed Income Fund	—	—	10,936	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,875,808
JNL/First State Global Infrastructure Fund	—	—	1,005	—
JNL/Franklin Templeton Income Fund	46	—	—	—
JNL/Franklin Templeton International Small Cap Fund	—	—	959	—
JNL/Goldman Sachs Competitive Advantage Fund	—	12,148	—	—
JNL/Goldman Sachs Dividend Income & Growth Fund	—	27,597	—	—
JNL/Goldman Sachs International 5 Fund	—	460	54	—
JNL/Goldman Sachs Intrinsic Value Fund	—	15,863	—	—
JNL/Goldman Sachs Total Yield Fund	—	11,550	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	6,297	—
JNL/Harris Oakmark Global Equity Fund	—	—	12,523	—
JNL/Invesco Diversified Dividend Fund	—	—	43,917	—
JNL/Invesco Global Growth Fund	—	—	2,803	—
JNL/Invesco Global Real Estate Fund	—	—	2,309	—
JNL/Invesco International Growth Fund	—	—	6,216	—
JNL/Invesco Small Cap Growth Fund	—	—	72	—
JNL/JPMorgan Growth & Income Fund	—	—	13,456	—
JNL/Lazard International Strategic Equity Fund	—	—	4,636	—
JNL/Loomis Sayles Global Growth Fund	—	—	932	—
JNL/Lord Abbett Short Duration Income Fund	—	44,879	—	—
JNL/Mellon Communication Services Sector Fund	—	970	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	6,974	—	—
JNL/Mellon Consumer Staples Sector Fund	—	1,371	—	—
JNL/Mellon Dow Index Fund	—	11,214	—	—
JNL/Mellon Energy Sector Fund	—	6,204	—	—
JNL/Mellon Financial Sector Fund	—	6,428	—	—
JNL/Mellon Healthcare Sector Fund	—	19,667	—	—
JNL/Mellon Industrials Sector Fund	—	621	—	—
JNL/Mellon Information Technology Sector Fund	—	23,283	—	—
JNL/Mellon Materials Sector Fund	—	360	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	—	461	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	63,767	—	—
JNL/Mellon Real Estate Sector Fund	—	799	—	—
JNL/Mellon S&P 400 MidCap Index Fund	—	23,097	—	—
JNL/Mellon S&P 500 Index Fund	—	92,628	—	—
JNL/Mellon Small Cap Index Fund	—	10,648	—	—
JNL/Mellon Utilities Sector Fund	—	2,270	—	—
JNL/Morningstar Wide Moat Index Fund	—	4,369	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/Neuberger Berman Commodity Strategy Fund	—	8,152	—	—
JNL/PPM America Floating Rate Income Fund	—	3,444	—	—
JNL/PPM America High Yield Bond Fund	—	45,064	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	1,882	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	14,402	—	—
JNL/T. Rowe Price Established Growth Fund	—	—	623	—
JNL/T. Rowe Price Short-Term Bond Fund	—	512,064	—	—
JNL/T. Rowe Price Value Fund	—	—	250	—
JNL/WCM Focused International Equity Fund	—	—	2,598	—
JNL/WMC Value Fund	—	—	333	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at December 31, 2020 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Option Contracts		Swap Agreements		Forward Foreign Currency Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)
JNL S&P 500 Index Fund	GSC	—	156	—	—	—	—	—
JNL/AQR Large Cap Defensive Style Fund	JPM	168	—	—	—	—	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JPM	193	—	—	—	—	—	—
JNL/BlackRock Advantage International Fund	HSB	40	—	—	—	—	—	—
JNL/Franklin Templeton Growth Allocation Fund	JPM	1,929	—	—	—	—	—	—
JNL/Goldman Sachs Competitive Advantage Fund	GSC	—	2,316	—	—	—	—	—
JNL/Goldman Sachs Dividend Income & Growth Fund	GSC	—	3,712	—	—	—	—	—
JNL/Goldman Sachs International 5 Fund	GSC	—	55	—	—	—	—	—
JNL/Goldman Sachs Intrinsic Value Fund	GSC	—	1,476	—	—	—	—	—
JNL/Goldman Sachs Total Yield Fund	GSC	—	1,152	—	—	—	—	—
JNL/JPMorgan Hedged Equity Fund	GSC	644	—	—	—	—	—	—
JNL/Lord Abbett Short Duration Income Fund	BOA	95	—	—	—	—	—	—
JNL/Mellon Communication Services Sector Fund	GSC	—	64	—	—	—	—	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	—	743	—	—	—	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	—	163	—	—	—	—	—
JNL/Mellon Dow Index Fund	GSC	—	1,048	—	—	—	—	—
JNL/Mellon Emerging Markets Index Fund	GSC	—	1,357	—	—	—	—	—
JNL/Mellon Energy Sector Fund	GSC	—	563	—	—	—	—	—
JNL/Mellon Financial Sector Fund	GSC	—	822	—	—	—	—	—
JNL/Mellon Healthcare Sector Fund	GSC	—	1,124	—	—	—	—	—
JNL/Mellon Industrials Sector Fund	GSC	—	107	—	—	—	—	—
JNL/Mellon Information Technology Sector Fund	GSC	—	1,821	—	—	—	—	—
JNL/Mellon International Index Fund	GSC	—	757	—	—	—	—	—
JNL/Mellon Materials Sector Fund	GSC	—	54	—	—	—	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	GSC	—	56	—	—	—	—	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	—	5,311	—	—	—	—	—
JNL/Mellon Real Estate Sector Fund	GSC	—	91	—	—	—	—	—
JNL/Mellon S&P 400 MidCap Index	GSC	—	1,910	—	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2020

		Futures Contracts		Option Contracts		Swap Agreements		Forward Foreign Currency Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)
Fund
JNL/Mellon S&P 500 Index Fund	GSC	—	7,860	—	—	—	—	—
JNL/Mellon Small Cap Index Fund	GSC	—	871	—	—	—	—	—
JNL/Mellon Utilities Sector Fund	GSC	—	161	—	—	—	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	—	330	—	—	—	—	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	786	—	—	—	—	—	—
JNL/PPM America Total Return Fund	MLP. WFC	2,736	—	—	—	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	—	75	—	—	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	—	1,086	—	—	—	—	—
JNL/T. Rowe Price Balanced Fund	JPM	—	68	—	—	—	—	—
JNL/T. Rowe Price Short-Term Bond Fund	GSC	—	973	—	—	—	—	—
JNL/WMC Balanced Fund	GSC	—	997	—	—	—	—	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	SSB	11,880	382,274
JNL/AQR Large Cap Relaxed Constraint Equity Fund	SSB	—	110,076
JNL/Boston Partners Global Long Short Equity Fund	GSI	10,454	10,678
JNL/JPMorgan Global Allocation Fund	SSB	—	22,371
JNL/JPMorgan Hedged Equity Fund	GSI	—	205,551
JNL/Westchester Capital Event Driven Fund	JPM	5,057	21,899

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Underlying Fund Investment Risk. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests if applicable. Additional risks associated with a Master Fund’s or

JNL Series Trust

Notes to Financial Statements

December 31, 2020

underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

LIBOR Replacement Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the benchmark rate for floating securities is LIBOR. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is LIBOR, which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021. On November 30, 2020, Intercontinental Exchange, the administrator of LIBOR, announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications still ending by December 31, 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Funds. The effects of discontinuation of LIBOR on the Funds will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. For Funds that focus their investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Participation Note Risk. The JNL/GQG Emerging Markets Equity Fund invests in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. COVID-19, the novel respiratory disease also known as “coronavirus,” which was first detected in China in December 2019, has now been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, which could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely

JNL Series Trust

Notes to Financial Statements

December 31, 2020

affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Blue Chip Income and Growth Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.57%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.55%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.73%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.94%
JNL/Vanguard Capital Growth Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/Vanguard Equity Income Fund[13]	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/Vanguard International Fund[14]	$0 to $1 billion	.675%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.67%
JNL/Vanguard Small Company Growth Fund	$0 to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.62%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/DFA Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/DFA Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Goldman Sachs 4 Fund[1]	All Assets	.000%	N/A
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL/Goldman Sachs Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/Mellon Index 5 Fund	All Assets	.000%	N/A
JNL/Vanguard Global Bond Market Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
	Over $5 billion	.155%	.20%
JNL/Vanguard International Stock Market Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard U.S. Stock Market Index Fund[15]	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL iShares Tactical Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Multi-Manager Alternative Fund[2]	$0 to $1 billion	1.200%
	$1 billion to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.19%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 million	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.68%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/AQR Large Cap Relaxed Constraint Equity Fund	$0 to $300 million	.700%
	$300 million to $3 billion	.650%
	$3 billion to $5 billion	.640%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
	Over $5 billion	.630%	.70%
JNL/AQR Managed Futures Strategy Fund[3]	$0 to $1 billion	.800%
	$1 billion to $3 billion	.750%
	$3 billion to $5 billion	.740%
	Over $5 billion	.730%	.82%
JNL/BlackRock Advantage International Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.525%
	$3 billion to $5 billion	.500%
	Over $5 billion	.490%	.55%
JNL/BlackRock Global Allocation Fund[4]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.58%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.55%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/Boston Partners Global Long Short Equity Fund	$0 to $500 million	1.100%
	$500 million to $1 billion	1.050%
	$1 billion to $3 billion	1.000%
	$3 billion to $5 billion	.990%
	Over $5 billion	.980%	1.10%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.52%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/DFA International Core Equity Fund[5]	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.55%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.62%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.56%
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.42%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/First State Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.690%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.69%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $1 billion	.600%
	$1 billion to $2 billion	.500%
	$2 billion to $3 billion	.475%
	$3 billion to $5 billion	.465%
	Over $5 billion	.455%	.60%
JNL/Franklin Templeton Growth Allocation Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.55%
JNL/Franklin Templeton Income Fund	$0 to $100 million	.700%
	$100 million to $200 million	.650%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/Franklin Templeton International Small Cap Fund	$0 to $500 million	.800%
	$500 million to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.80%
JNL/Goldman Sachs Competitive Advantage Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.26%
JNL/Goldman Sachs Dividend Income & Growth Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.25%
JNL/Goldman Sachs International 5 Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.30%
JNL/Goldman Sachs Intrinsic Value Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.26%
JNL/Goldman Sachs Total Yield Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.27%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.900%
	$1 billion to $3 billion	.875%
	$3 billion to $5 billion	.850%
	Over $5 billion	.840%	.90%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million	.700%
	$250 million to $1 billion	.675%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.68%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/Invesco Diversified Dividend Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco Global Real Estate Fund[6]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.570%
	$3 billion to $5 billion	.560%
	Over $5 billion	.550%	.60%
JNL/Invesco International Growth Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
	Over $5 billion	.460%	.52%
JNL/Invesco Small Cap Growth Fund	$0 to $1 billion	.675%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.65%
JNL/JPMorgan Global Allocation Fund[7]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.59%
JNL/JPMorgan Growth & Income Fund[8]	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.52%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.27%
JNL/Lazard International Strategic Equity Fund	$0 to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.70%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.26%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Equity Income Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.23%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.24%
JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Mellon MSCI World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.22%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.11%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.48%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.33%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.39%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.47%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Small Cap Value Fund	$0 to $150 million	.650%
	$150 million to $500 million	.550%
	$500 million to $1 billion	.500%
	$1 billion to $3 billion	.475%
	$3 billion to $5 billion	.465%
	Over $5 billion	.455%	.59%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
	Over $5 billion	.330%	.38%
JNL/RAFI Fundamental Asia Developed Fund	$0 to $100 million	.210%
	$100 million to $3 billion	.180%
	$3 billion to $5 billion	.170%
	Over $5 billion	.160%	.20%
JNL/RAFI Fundamental Europe Fund	$0 to $100 million	.210%
	$100 million to $3 billion	.180%
	$3 billion to $5 billion	.170%
	Over $5 billion	.160%	.19%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Balanced Fund[9]	$0 to $500 million	.550%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.55%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.53%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million	.550%
	$150 million to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund[10]	$0 to $150 million	.650%
	$150 million to $1 billion	.600%
	$1 billion to $3 billion	.590%
	Over $3 billion	.580%	.59%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.31%
JNL/T. Rowe Price U.S. High Yield Fund[11]	$0 to $500 million	.525%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/T. Rowe Price Value Fund[12]	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.47%
JNL/WCM Focused International Equity Fund	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/WMC Value Fund	$0 to $300 million	.450%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2020
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%

1 Effective April 26, 2021, for advisory fees, the range for $0 - $500 million will be 0.30%, the range for $500 million - $3 billion will be 0.25%, the range for $3 billion - $5 billion will be

0.24%, and for over $5 billion will be 0.23%.

2 Effective April 26, 2021, for advisory fees, the range for $0 - $850 million will be 1.20%, the range for $850 million - $3 billion will be 1.10%, the range for $3 billion - $5 billion will be 1.09%, and for over $5 billion will be 1.08%.

3 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.85%, the range for $100 million to $500 million was 0.85% and for over $500 million was 0.80% - 0.73%.

4 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.65%, the range for $100 million to $500 million was 0.65% and for over $500 million was 0.65% - 0.54%.

5 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.50%, the range for $100 million to $500 million was 0.50% and for over $500 million was 0.50% - 0.48%.

6 Effective April 26, 2021, for advisory fees, the range for $0 - $1 billion will be 0.575%, the range for $1 billion - $3 billion will be 0.55%, the range for $3 billion - $5 billion will be 0.53%, and for over $5 billion will be 0.52%.

7 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.60%, the range for $100 million to $500 million was 0.60% and for over $500 million was 0.60% - 0.54%.

8 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.62%, the range for $100 million to $500 million was 0.62% and for over $500 million was 0.57% - 0.54%.

9 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.55%, the range for $100 million to $500 million was 0.55% and for over $500 million was 0.55% - 0.48%.

10 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.65%, the range for $100 million to $500 million was 0.65% - 0.60% and for over $500 million was 0.60% - 0.58%.

11 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.55%, the range for $100 million to $500 million was 0.55% and for over $500 million was 0.55% - 0.48%.

12 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.55%, the range for $100 million to $500 million was 0.55% - 0.48% and for over $500 million was 0.48% - 0.46%.

13 Effective April 26, 2021, for advisory fees, the range for $0 - $3 billion will be 0.44%, the range for $3 billion - $5 billion will be 0.43%, and for over $5 billion will be 0.42%.

14 Effective April 26, 2021, for advisory fees, the range for $0 - $1 billion will be 0.53%, the range for $1 billion - $3 billion will be 0.52%, the range for $3 billion - $5 billion will be

0.51%, and for over $5 billion will be 0.50%.

15 Effective April 26, 2021, for advisory fees, the range for $0 - $1 billion will be 0.175%, the range for $1 billion - $5 billion will be 0.15%, and for over $5 billion will be 0.14%.

Advisory Fee Waivers and Expense Reimbursements. Effective March 16, 2020, pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses, interest, taxes and dividend and extraordinary expenses of each class of shares of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the year ended December 31, 2020, JNAM did not recover any previously reimbursed expenses. At December 31, 2020, the amounts of potentially recoverable expenses (in thousands) were $5,524 and $24 for Class A and Class I, respectively, expiring on December 31, 2023.

Effective April 27, 2020, pursuant to a contractual fee waiver agreement, JNAM agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Capital Appreciation Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/Franklin Templeton Growth Allocation Fund's investment in other funds managed by the Fund's Sub-Adviser.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/JPMorgan Global Allocation Fund’s investment in other funds managed by the Fund’s Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Prior to April 27, 2020, pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.04% of its advisory fees for the JNL/Vanguard Growth ETF Allocation Fund and 0.05% of its advisory fees for the JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. Effective April 27, 2020, this contractual fee waiver was eliminated. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.30
JNL/American Funds Blue Chip Income and Growth Fund[1]	0.38
JNL/American Funds Capital Income Builder Fund[2]	0.25
JNL/American Funds Capital World Bond Fund[3]	0.43
JNL/American Funds Global Growth Fund	0.50
JNL/American Funds Global Small Capitalization Fund	0.50

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Growth Fund	0.45
JNL/American Funds Growth-Income Fund	0.30
JNL/American Funds International Fund	0.50
JNL/American Funds New World Fund[4]	0.65
JNL/Vanguard Capital Growth Fund[2]	0.33
JNL/Vanguard Equity Income Fund[2]	0.34
JNL/Vanguard International Fund[5]	0.48
JNL/Vanguard Small Company Growth Fund	0.35
JNL/DFA Growth Allocation Fund[9]	0.05
JNL/DFA Moderate Growth Allocation Fund[9]	0.05
JNL/Vanguard Global Bond Market Index Fund[6]	0.06
JNL/Vanguard International Stock Market Index Fund[7]	0.03
JNL/Vanguard U.S. Stock Market Index Fund[8]	0.04
JNL S&P 500 Index Fund	0.17
JNL/AQR Large Cap Relaxed Constraint Equity Fund	0.025 for net assets between $500 million - $1 billion and 0.05 for net assets over $1 billion

1 Effective April 26, 2021, the contractual fee waiver will be 0.30%.

2 Prior to April 27, 2020, the contractual fee waiver was 0.35%.

3 Prior to April 27, 2020, the contractual fee waiver was 0.475 % for net assets between $0 - $1 billion and 0.45% for net assets over $1 billion.

4 Prior to April 27, 2020, the contractual fee waiver was 0.70%.

5 Prior to April 27, 2020, the contractual fee waiver was 0.50%.

6 Prior to April 27, 2020, the contractual fee waiver was 0.10%.

7 Prior to April 27, 2020, the contractual fee waiver was 0.07%.

8 Prior to April 27, 2020, the contractual fee waiver was 0.06%.

9 JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund due to the Fund’s investment in JNL/DFA International Core Equity Fund instead of DFA International Core Equity Fund, a similarly managed strategy. This amounted to 0.10% and 0.09% of average daily net assets for the JNL/DFA Growth Allocation Fund and the JNL/DFA Moderate Growth Allocation Fund, respectively, during the reporting period.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL Multi-Manager Alternative Fund[1]	0.10 for net assets between $850 million - $1 billion
JNL/AQR Managed Futures Strategy Fund[2]	0.05 for net assets between $0 million - $500 million
JNL/BlackRock Global Allocation Fund[3]	0.05 on net assets between $0 - $1 billion and 0.025 for net assets over $1 billion and up to $3 billion
JNL/DFA International Core Equity Fund[2]	0.05 on all assets
JNL/T.Rowe Price Mid-Cap Growth Fund[4]	0.01 for net assets between $1 billion - $5 billion

1 Effective April 26, 2021, this voluntary waiver (in effect between September 1, 2020 and April 25, 2021) will convert to a contractual fee reduction.

2 Effective April 27, 2020, this voluntary waiver (in effect between March 1, 2020 and April 26, 2020) converted to a contractual fee reduction.

3 Effective April 27, 2020, this voluntary waiver (in effect between January 1, 2020 and April 26, 2020) converted to a contractual fee reduction

4 Effective April 27, 2020, this voluntary waiver converted to a contractual fee reduction.

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Blue Chip Income and Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Vanguard Capital Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Vanguard Equity Income Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Vanguard International Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Vanguard Small Company Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Administrative Fee
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Goldman Sachs 4 Fund[1]	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Mellon Index 5 Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Vanguard Global Bond Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard International Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard U.S. Stock Market Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/AQR Large Cap Relaxed Constraint Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/AQR Managed Futures Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Advantage International Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Administrative Fee
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Boston Partners Global Long Short Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First State Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Franklin Templeton International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Goldman Sachs Competitive Advantage Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs Dividend Income & Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs International 5 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Goldman Sachs Intrinsic Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs Total Yield Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Growth & Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Administrative Fee
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Bond Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Emerging Markets Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon MSCI World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Assets	Administrative Fee
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental Asia Developed Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Fundamental Europe Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

1 Effective April 26, 2021, for administrative fees, the range for $0 - $3 billion will be 0.15% and for over $3 billion will be 0.13%.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Allocation Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Goldman Sachs International 5 Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund and JNL/RAFI Fundamental U.S. Small Cap Fund and 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Effective April 27, 2020, pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/Mellon Emerging Markets Index Fund, JNL/RAFI Fundamental Asia Developed Fund and JNL/RAFI Fundamental Europe Fund. Also effective April 27, 2020, JNAM agreed to waive 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund. Also effective April 27, 2020, JNAM agreed to waive 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived advisory fees can be recaptured by JNAM.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Effective November 1, 2020, JNLD agreed to suspend 0.14% of 12b-1 fees of the Class A shares of JNL/ WMC Government Money Market Fund. None of the suspended 12b-1 fees can be recaptured by JNLD. The amount of suspended fees is recorded as Expense waiver in the Statement of Operations.

Affiliated Brokerage Commissions - During the year ended December 31, 2020, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Goldman Sachs Competitive Advantage Fund $9, JNL/Goldman Sachs Dividend Income & Growth Fund $16, JNL/Goldman Sachs International 5 Fund $9, JNL/Goldman Sachs Intrinsic Value Fund $7, JNL/Invesco Small Cap Growth Fund $4, JNL/Mellon Equity Income Fund $7 and JNL/T. Rowe Price Balanced Fund $1.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Payments from Affiliates. During the year ended December 31, 2020, the sub-advisers for JNL/JPMorgan Global Allocation Fund and JNL/Morningstar Wide Moat Index Fund made payments that were deemed significant to the Funds as reimbursements for the losses incurred due to trading errors. The payments are recorded as Payments from affiliates on the Funds’ Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. The following Funds have Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the year ended December 31, 2020:

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/Goldman Sachs Competitive Advantage Fund	71,604	49,997
JNL/Goldman Sachs Intrinsic Value Fund	85,476	105,687
JNL/Goldman Sachs Total Yield Fund	97,699	51,229
JNL/Mellon Dow Index Fund	11,575	33,338
JNL/Mellon Nasdaq 100 Index Fund	7,157	39,599

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the year ended December 31, 2020, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Multi-Manager Alternative Fund	167	4	2	161
JNL Multi-Manager Mid Cap Fund	38	—	3	35
JNL Multi-Manager Small Cap Value Fund	8	—	—	8
JNL/AQR Large Cap Relaxed Constraint Equity Fund	11	—	—	11
JNL/BlackRock Global Allocation Fund	600	137	462	1
JNL/BlackRock Global Natural Resources Fund	246	—	159	87
JNL/BlackRock Large Cap Select Growth Fund	47	—	47	—
JNL/Boston Partners Global Long Short Equity Fund	218	68	99	51
JNL/ClearBridge Large Cap Growth Fund	19	—	—	19
JNL/DFA U.S. Core Equity Fund	18	—	—	18
JNL/DoubleLine Core Fixed Income Fund	78	—	—	78
JNL/First State Global Infrastructure Fund	52	1	51	—
JNL/Franklin Templeton Growth Allocation Fund	40	10	21	9
JNL/GQG Emerging Markets Equity Fund	131	—	—	131

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL/Invesco Diversified Dividend Fund	204	48	156	—
JNL/Invesco Global Growth Fund	532	—	287	245
JNL/Invesco Global Real Estate Fund	478	3	176	299
JNL/JPMorgan Global Allocation Fund	124	13	48	63
JNL/JPMorgan Growth & Income Fund	4	—	—	4
JNL/JPMorgan MidCap Growth Fund	48	—	—	48
JNL/Mellon Nasdaq 100 Index Fund	16	—	—	16
JNL/MFS Mid Cap Value Fund	7	—	—	7
JNL/RAFI Fundamental Asia Developed Fund	184	—	—	184
JNL/RAFI Multi-Factor U.S. Equity Fund	17	-	—	17
JNL/T. Rowe Price Balanced Fund	97	15	40	42
JNL/T. Rowe Price Capital Appreciation Fund	21	—	—	21
JNL/T. Rowe Price Established Growth Fund	118	—	—	118
JNL/T. Rowe Price Mid-Cap Growth Fund	147	—	-—	147
JNL/T. Rowe Price Value Fund	146	—	—	146
JNL/WMC Balanced Fund	586	334	20	232

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 7.8% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 92.2% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 10. FUND ACQUISITIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 24, 2020. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Fund's shareholders, as applicable. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Nicholas Convertible Arbitrage Fund	JNL Conservative Allocation Fund
Class A	Class A	63,705	6,001	529,115	43,268	5,209
Class I	Class I	165	16	3,545	288	13
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund
Class A	Class A	1,821,469	111,281	565,691	42,425	136,644
Class I	Class I	1,129	68	8,056	600	84
JNL Institutional Alt 25 Fund	JNL Moderate Growth Allocation Fund
Class A	Class A	2,196,392	134,091	1,999,403	148,083	162,696
Class I	Class I	844	51	4,343	319	62
JNL Institutional Alt 100 Fund	JNL Multi-Manager Alternative Fund
Class A	Class A	172,043	17,338	15,134	1,519	17,256
Class I	Class I	1	—	1,091,889	108,906	—
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund
Class A	Class A	419,629	51,689	290,564	38,869	56,100

JNL Series Trust

Notes to Financial Statements

December 31, 2020

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Class I	Class I	1,498	182	250,214	33,362	200
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL Multi-Manager Emerging Markets Equity Fund
Class A	Class A	29,576	3,674	290,564	38,869	3,954
Class I	Class I	211,382	26,175	250,214	33,362	28,184
JNL/VanEck International Gold Fund	JNL/BlackRock Global Natural Resources Fund
Class A	Class A	74,607	6,220	461,774	76,174	12,311
Class I	Class I	1	—	2,197	358	—
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	Class A	92,842	9,123	43,529	4,183	8,918
Class I	Class I	36,595	3,539	515,729	50,228	3,563
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Class A	Class A	45,290	5,034	532,227	58,262	4,953
Class I	Class I	924	110	244,650	26,492	108
JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund
Class A	Class A	1,227,744	108,353	34,943	3,227	113,365
Class I	Class I	1,601	140	11,507	1,057	147
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund
Class A	Class A	140,070	7,988	441,753	47,954	15,208
Class I	Class I	777	44	1,612	173	83
JNL/FAMCO Flex Core Covered Call Fund	JNL/JPMorgan Hedged Equity Fund
Class A	Class A	115,670	11,377	110,412	10,497	10,995
Class I	Class I	805	79	172,703	16,350	76
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund
Class A	Class A	333,689	38,808	3,599	339	31,391
Class I	Class I	1,626	188	262,853	24,599	152
JNL/Mellon S&P 1500 Value Index Fund	JNL/Mellon Dow Index Fund
Class A	Class A	92,345	9,302	818,664	29,586	3,338
Class I	Class I	4,656	466	6,161	221	167
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq 100 Index Fund
Class A	Class A	155,851	12,131	3,444,847	109,660	4,962
Class I	Class I	5,243	404	33,099	1,597	253
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund
Class A	Class A	141,732	18,478	2,124,972	125,354	8,362
Class I	Class I	487	63	223,549	12,868	28
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
Class A	Class A	337,730	38,476	896,853	92,138	34,710
Class I	Class I	1,390	156	138,618	14,084	141
JNL/Scout Unconstrained Bond Fund	JNL/PIMCO Income Fund
Class A	Class A	39,847	4,015	654,093	65,566	3,991
Class I	Class I	—	—	785,802	78,227	—
JNL/Neuberger Berman Currency Fund	JNL/PIMCO Income Fund
Class A	Class A	10,379	1,060	654,093	65,566	1,040
Class I	Class I	79	9	785,802	78,227	9

Immediately prior to the reorganization, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows. Cost of Investments is included in Purchases of securities on the Statements of Changes in Net Assets.

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Nicholas Convertible Arbitrage Fund	—	—	—
JNL Institutional Alt 50 Fund	1,864,566	1,822,738	(41,828)
JNL Institutional Alt 25 Fund	2,284,212	2,197,372	(86,840)

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL Institutional Alt 100 Fund	—	—	—
JNL/Invesco China-India Fund	389,292	388,374	(918)
JNL/Oppenheimer Emerging Markets Innovator Fund	204,227	191,947	(12,281)
JNL/VanEck International Gold Fund	67,584	71,918	4,334
JNL/Goldman Sachs Emerging Markets Debt Fund	29,823	24,899	(4,925)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund	51,245	12	(51,232)
JNL/PPM America Value Equity Fund	125,418	127,783	2,364
JNL/FAMCO Flex Core Covered Call Fund	108,606	114,266	5,659
JNL/Franklin Templeton Global Fund	328,088	329,105	1,017
JNL/Mellon S&P 1500 Value Index Fund	116,098	97,041	(19,057)
JNL/Mellon S&P 1500 Growth Index Fund	161,630	161,025	(604)
JNL/S&P Mid 3 Fund	202,872	140,649	(62,223)
JNL/PPM America Mid Cap Value Fund	212,376	215,470	3,095
JNL/Scout Unconstrained Bond Fund	39,160	39,073	(87)

Assuming the acquisitions had been completed on January 1, 2020, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the year ended December 31, 2020, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL Conservative Allocation Fund	(2,397)	17,126	41,985	56,714
JNL Moderate Allocation Fund	(3,484)	(25,570)	213,878	184,824
JNL Moderate Growth Allocation Fund	2,742	(3,521)	516,118	515,339
JNL Multi-Manager Alternative Fund	18,689	3,348	22,658	44,695
JNL Multi-Manager Emerging Markets Equity Fund	11,322	(2,161)	256,016	265,177
JNL/BlackRock Global Natural Resources Fund	15,305	(27,544)	58,126	45,887
JNL/DoubleLine Emerging Markets Fixed Income Fund	29,277	(38,115)	5,419	(3,419)
JNL/Franklin Templeton Global Multisector Bond Fund	30,210	(169,218)	48,744	(90,264)
JNL/JPMorgan Global Allocation Fund	12,647	55,886	28,328	96,861
JNL/JPMorgan Growth & Income Fund	15,013	(75,827)	94,724	33,910
JNL/JPMorgan Hedged Equity Fund	4,361	(10,644)	35,615	29,332
JNL/Loomis Sayles Global Growth Fund	1,493	(22,730)	200,850	179,613
JNL/Mellon Dow Index Fund	17,268	91,151	(21,088)	87,331
JNL/Mellon Nasdaq 100 Index Fund	11,042	392,041	1,406,900	1,809,983
JNL/Mellon S&P 400 MidCap Index Fund	32,115	71,449	233,462	337,026
JNL/MFS Mid Cap Value Fund	18,212	(133,048)	68,151	(46,685)
JNL/PIMCO Income Fund	44,049	(15,232)	46,649	75,466

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed after the close of business on April 24, 2020, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in each acquiring Fund’s Statement of Operations.

Taxable Exchange. The following tables include information (in thousands) relating to an acquisition completed after the close of business on April 24, 2020. The acquisition was completed by a taxable exchange of Class A and Class I shares for the acquired and acquiring Fund indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Fund's shareholders, as applicable. The purpose of the acquisition was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The acquiring Fund recorded the cost basis for investments in the acquired Fund at their market value on the date of the acquisition.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/The London Company Focused U.S. Equity Fund	JNL/Morningstar Wide Moat Index Fund
Class A	Class A	27,498	2,773	143,302	13,305	2,553
Class I	Class I	952	97	495,626	45,783	88

Assuming the acquisitions had been completed on January 1, 2020, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the year ended December 31, 2020, would have been:

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Morningstar Wide Moat Index Fund	12,967	83,817	13,857	110,641

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed after the close of business on April 24, 2020, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund in the acquiring Fund’s Statement of Operations. The reorganization does not result in recognition of taxable income, gain or loss to the Contract Owners for U.S. federal income tax purposes.

Tax Free Exchange. The following table includes information (in thousands) relating to another set of acquisitions completed after the close of business on April 24, 2020. The acquisitions were completed as a tax free exchange of Class A and Class I shares of Funds in the Trust for Class A and Class I shares, respectively, of funds in Jackson Variable Series Trust (“JVST”) and JNL Variable Fund LLC ("Company") pursuant to a plan of reorganization approved by the Trust's JVST’s and the Company's Boards. The purpose of the acquisitions was to facilitate the acquisition of each respective fund in JVST and the Company by a fund with the same name, investment objectives and strategies in the Trust. The acquired funds are considered the accounting survivors for financial reporting purposes. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquiring Funds had no activity prior to inception on April 27, 2020.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL Conservative Allocation Fund[1]	JNL Conservative Allocation Fund
Class A	Class A	529,122	43,268	–	–	43,268
Class I	Class I	3,545	288	–	–	288
JNL iShares Tactical Growth Fund[1]	JNL iShares Tactical Growth Fund
Class A	Class A	215,871	16,808	–	–	16,808
Class I	Class I	2,825	219	–	–	219
JNL iShares Tactical Moderate Fund[1]	JNL iShares Tactical Moderate Fund
Class A	Class A	154,072	13,154	–	–	13,154
Class I	Class I	2,206	187	–	–	187
JNL iShares Tactical Moderate Growth Fund[1]	JNL iShares Tactical Moderate Growth Fund
Class A	Class A	263,111	21,016	–	–	21,016
Class I	Class I	3,263	260	–	–	260
JNL Moderate Allocation Fund[1]	JNL Moderate Allocation Fund
Class A	Class A	565,698	42,425	–	–	42,425
Class I	Class I	8,056	600	–	–	600
JNL/American Funds Global Growth Fund[1]	JNL/American Funds Global Growth Fund
Class A	Class A	425,825	26,720	–	–	26,720
Class I	Class I	7,668	478	–	–	478
JNL/American Funds Growth Fund[1]	JNL/American Funds Growth Fund
Class A	Class A	1,354,020	49,710	–	–	49,710
Class I	Class I	23,104	841	–	–	841
JNL/DFA U.S. Small Cap Fund[1]	JNL/DFA U.S. Small Cap Fund
Class A	Class A	122,528	20,986	–	–	20,986
Class I	Class I	4,333	741	–	–	741
JNL/DoubleLine Total Return Fund[1]	JNL/DoubleLine Total Return Fund
Class A	Class A	1,071,362	95,964	–	–	95,964
Class I	Class I	1,419,612	126,778	–	–	126,778
JNL/Lazard International Strategic Equity Fund[1]	JNL/Lazard International Strategic Equity Fund
Class A	Class A	62,224	5,407	–	–	5,407
Class I	Class I	132,550	11,482	–	–	11,482
JNL/Mellon Communication Services Sector Fund[2]	JNL/Mellon Communication Services Sector Fund
Class A	Class A	148,768	11,369	–	–	11,369
Class I	Class I	1,315	108	–	–	108
JNL/Mellon Consumer Discretionary Sector Fund[2]	JNL/Mellon Consumer Discretionary Sector Fund
Class A	Class A	1,078,886	46,405	–	–	46,405
Class I	Class I	4,489	188	–	–	188
JNL/Mellon Dow Index Fund[2]	JNL/Mellon Dow Index Fund
Class A	Class A	818,679	29,586	–	–	29,586
Class I	Class I	6,161	221	–	–	221
JNL/Mellon Energy Sector Fund[2]	JNL/Mellon Energy Sector Fund
Class A	Class A	729,272	58,299	–	–	58,299
Class I	Class I	2,493	195	–	–	195
JNL/Mellon Equity Income Fund[1]	JNL/Mellon Equity Income Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2020

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Class A	Class A	170,863	12,657	–	–	12,657
Class I	Class I	115,429	8,496	–	–	8,496
JNL/Mellon Financial Sector Fund[2]	JNL/Mellon Financial Sector Fund
Class A	Class A	867,210	82,775	–	–	82,775
Class I	Class I	4,993	473	–	–	473
JNL/Mellon Healthcare Sector Fund[2]	JNL/Mellon Healthcare Sector Fund
Class A	Class A	3,215,207	102,101	–	–	102,101
Class I	Class I	14,144	445	–	–	445
JNL/Mellon Information Technology Sector Fund[2]	JNL/Mellon Information Technology Sector Fund
Class A	Class A	3,262,107	154,086	–	–	154,086
Class I	Class I	25,808	1,188	–	–	1,188
JNL/Mellon MSCI World Index Fund[2]	JNL/Mellon MSCI World Index Fund
Class A	Class A	292,435	12,540	–	–	12,540
Class I	Class I	2,970	127	–	–	127
JNL/Mellon Nasdaq 100 Index Fund[2]	JNL/Mellon Nasdaq 100 Index Fund
Class A	Class A	3,444,909	109,660	–	–	109,660
Class I	Class I	33,099	1,597	–	–	1,597
JNL/Neuberger Berman Commodity Strategy Fund[1]	JNL/Neuberger Berman Commodity Strategy Fund
Class A	Class A	10,804	1,418	–	–	1,418
Class I	Class I	62,918	8,233	–	–	8,233
JNL/PIMCO Investment Grade Credit Bond Fund[1]	JNL/PIMCO Investment Grade Credit Bond Fund
Class A	Class A	520,024	41,749	–	–	41,749
Class I	Class I	834,297	66,770	–	–	66,770
JNL/T. Rowe Price Capital Appreciation Fund[1]	JNL/T. Rowe Price Capital Appreciation Fund
Class A	Class A	5,763,957	355,775	–	–	355,775
Class I	Class I	401,665	24,639	–	–	24,639
JNL/WCM Focused International Equity Fund[1]	JNL/WCM Focused International Equity Fund
Class A	Class A	239,543	16,097	–	–	16,097
Class I	Class I	1,283,278	86,041	–	–	86,041

1 Acquired Fund was a separate series of Jackson Variable Series Trust.

2 Acquired Fund was a separate series of JNL Variable Fund LLC.

NOTE 11. INCOME TAX MATTERS

The following Funds are treated as partnerships for federal income tax purposes: JNL/American Funds Balanced Fund, JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/Goldman Sachs 4 Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Mellon Index 5 Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard U.S. Stock Market Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine Total Return Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First State Global Infrastructure Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Growth & Income Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Equity Income Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond

JNL Series Trust

Notes to Financial Statements

December 31, 2020

Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/RAFI Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiary is classified as a controlled foreign corporation ("CFC") under the Internal Revenue Code of 1986 and its taxable income is calculated separately from the relevant Consolidated Fund's taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Total Distributable Earnings (Loss)($)	Paid-in Capital($)
JNL/DFA Growth Allocation Fund	(5,624)	5,624
JNL/DFA Moderate Growth Allocation Fund	(4,214)	4,214
JNL Multi-Manager Emerging Markets Equity Fund	(37,899)	37,899
JNL/Franklin Templeton Global Multisector Bond Fund	13,667	(13,667)
JNL/Franklin Templeton International Small Cap Fund	(893)	893
JNL/Goldman Sachs International 5 Fund	(3,322)	3,322
JNL/JPMorgan Hedged Equity Fund	(4,161)	4,161
JNL/Loomis Sayles Global Growth Fund	(128,118)	128,118
JNL/Lord Abbett Short Duration Income Fund	19	(19)
JNL/Mellon Emerging Markets Index Fund	(19,599)	19,599
JNL/Mellon MSCI World Index Fund	(207)	207
JNL/RAFI Fundamental Europe Fund	(6,101)	6,101

At December 31, 2020, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund	35,492	147,088	182,580
JNL/Causeway International Value Select Fund	6,938	202,411	209,349
JNL/Franklin Templeton Global Multisector Bond Fund	51,461	126,799	178,260
JNL/Franklin Templeton International Small Cap Fund	3,791	46,840	50,631
JNL/Goldman Sachs International 5 Fund	2,628	3,702	6,330
JNL/Harris Oakmark Global Equity Fund	—	63,690	63,690
JNL/Heitman U.S. Focused Real Estate Fund	7,783	707	8,490
JNL/JPMorgan Hedged Equity Fund	19,576	11,828	31,404
JNL/Loomis Sayles Global Growth Fund	10,472	79,325	89,797
JNL/Mellon Emerging Markets Index Fund	16,304	654	16,958
JNL/Mellon International Index Fund	—	1,786	1,786
JNL/RAFI Fundamental Europe Fund	30,656	52,656	83,312

As of December 31, 2020, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/DFA Growth Allocation Fund	224,656	35,563	(917)	34,646
JNL/DFA Moderate Growth Allocation Fund	196,352	25,553	(805)	24,748
JNL iShares Tactical Growth Fund	273,031	49,532	(391)	49,141
JNL iShares Tactical Moderate Fund	192,959	18,981	(198)	18,783
JNL iShares Tactical Moderate Growth Fund	296,803	48,837	(361)	48,476
JNL Multi-Manager Emerging Markets Equity Fund	1,252,578	474,374	(15,281)	459,093
JNL Multi-Manager International Small Cap Fund	240,236	87,717	(8,694)	79,023
JNL/BlackRock Advantage International Fund	34,452	4,077	(829)	3,248
JNL/Causeway International Value Select Fund	1,092,240	247,436	(52,388)	195,048
JNL/DFA International Core Equity Fund	98,440	20,283	(6,035)	14,248
JNL/Franklin Templeton Global Multisector Bond Fund	700,975	16,628	(124,982)	(108,354)
JNL/Franklin Templeton International Small Cap Fund	466,222	101,025	(46,817)	54,208
JNL/Goldman Sachs International 5 Fund	57,682	7,430	(3,835)	3,595
JNL/Harris Oakmark Global Equity Fund	688,405	123,110	(40,827)	82,283
JNL/Heitman U.S. Focused Real Estate Fund	191,277	11,252	(3,592)	7,660
JNL/Invesco International Growth Fund	896,509	294,368	(10,149)	284,219
JNL/JPMorgan Hedged Equity Fund	389,555	107,529	(3,965)	103,564
JNL/Lazard International Strategic Equity Fund	358,124	82,252	(4,774)	77,478
JNL/Loomis Sayles Global Growth Fund	698,076	254,513	(8,071)	246,442
JNL/Lord Abbett Short Duration Income Fund	324,891	4,997	(119)	4,878
JNL/Mellon Emerging Markets Index Fund	904,694	355,745	(106,996)	248,749
JNL/Mellon International Index Fund	1,448,743	488,212	(190,153)	298,059
JNL/Mellon MSCI World Index Fund	272,961	121,333	(25,052)	96,281
JNL/Morningstar Wide Moat Index Fund	790,906	111,737	(24,812)	86,925
JNL/RAFI Fundamental Europe Fund	271,866	27,979	(30,018)	(2,039)
JNL/WCM Focused International Equity Fund	1,279,930	907,960	(9,861)	898,099
JNL/WMC Government Money Market Fund	2,152,868	4	(5)	(1)

As of December 31, 2020, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/BlackRock Advantage International Fund
Futures/Futures Options Contracts	5	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund
Forward Foreign Currency Contracts	(15,054)	—	—	—
JNL/Goldman Sachs International 5 Fund
Futures/Futures Options Contracts	7	—	—	—
JNL/Harris Oakmark Global Equity Fund
Forward Foreign Currency Contracts	(13)	—	—	—
JNL/JPMorgan Hedged Equity Fund
Futures/Futures Options Contracts	20	—	—	—
Purchased Options	11,666	—	—	—
Written Options	(11,250)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	16	—	—	—
JNL/Mellon Emerging Markets Index Fund
Futures/Futures Options Contracts	405	—	—	—
JNL/Mellon International Index Fund
Futures/Futures Options Contracts	38	65	(13)	52
Forward Foreign Currency Contracts	64	—	—	—
JNL/Mellon MSCI World Index Fund
Futures/Futures Options Contracts	33	7	(4)	3
Forward Foreign Currency Contracts	12	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	112	—	—	—
JNL/RAFI Fundamental Europe Fund
Forward Foreign Currency Contracts	17	—	—	—

As of December 31, 2020, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/DFA Growth Allocation Fund	—	—	34,641	—
JNL/DFA Moderate Growth Allocation Fund	—	—	24,745	—
JNL iShares Tactical Growth Fund	3,345	7,811	49,133	—
JNL iShares Tactical Moderate Fund	2,621	3,420	18,777	—
JNL iShares Tactical Moderate Growth Fund	4,095	6,899	48,466	—
JNL Multi-Manager Emerging Markets Equity Fund	22,640	—	452,242	(182,580)
JNL Multi-Manager International Small Cap Fund	2,968	6,227	78,476	—
JNL/BlackRock Advantage International Fund	1,116	—	3,251	—
JNL/Causeway International Value Select Fund	20,327	—	195,280	(209,349)
JNL/DFA International Core Equity Fund	2,036	500	14,250	—
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	(113,584)	(178,259)
JNL/Franklin Templeton International Small Cap Fund	—	—	54,240	(50,631)
JNL/Goldman Sachs International 5 Fund	—	—	3,610	(6,330)
JNL/Harris Oakmark Global Equity Fund	9,429	—	82,466	(63,690)
JNL/Heitman U.S. Focused Real Estate Fund	2,950	—	7,655	(8,490)
JNL/Invesco International Growth Fund	14,121	21,828	284,308	—
JNL/JPMorgan Hedged Equity Fund	4,315	—	103,582	(31,404)
JNL/Lazard International Strategic Equity Fund	2,409	1,437	77,495	—
JNL/Loomis Sayles Global Growth Fund	—	18,469	246,514	(89,797)
JNL/Lord Abbett Short Duration Income Fund	2,853	—	4,869	—
JNL/Mellon Emerging Markets Index Fund	—	—	246,238	(16,958)
JNL/Mellon International Index Fund	30,683	—	298,321	(1,786)
JNL/Mellon MSCI World Index Fund	4,943	2,060	96,272	—
JNL/Morningstar Wide Moat Index Fund	55,520	45,961	86,904	—
JNL/RAFI Fundamental Europe Fund	—	—	(1,899)	(83,312)
JNL/WCM Focused International Equity Fund	14,743	167,027	898,210	—
JNL/WMC Government Money Market Fund	18	—	(98)	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2020 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL/DFA Growth Allocation Fund	3,184	—	—
JNL/DFA Moderate Growth Allocation Fund	2,625	—	—
JNL iShares Tactical Growth Fund	6,239	13,915	—
JNL iShares Tactical Moderate Fund	3,849	5,351	—
JNL iShares Tactical Moderate Growth Fund	7,177	14,388	—
JNL Multi-Manager Emerging Markets Equity Fund	19,883	—	—
JNL Multi-Manager International Small Cap Fund	5,605	—	—
JNL/BlackRock Advantage International Fund	131	—	—
JNL/Causeway International Value Select Fund	52,796	—	—
JNL/DFA International Core Equity Fund	685	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	87,422	—	—
JNL/Franklin Templeton International Small Cap Fund	8,305	1,983	—
JNL/Harris Oakmark Global Equity Fund	23,263	—	—
JNL/Heitman U.S. Focused Real Estate Fund	19,503	1,015	—
JNL/Invesco International Growth Fund	22,867	18,647	—
JNL/JPMorgan Hedged Equity Fund	2,218	—	—
JNL/Lazard International Strategic Equity Fund	3,146	—	—
JNL/Loomis Sayles Global Growth Fund	3,473	1,950	—
JNL/Mellon Emerging Markets Index Fund	32,849	—	—
JNL/Mellon International Index Fund	56,394	15,881	—
JNL/Mellon MSCI World Index Fund	7,085	1,594	—
JNL/Morningstar Wide Moat Index Fund	50,306	10,663	—
JNL/RAFI Fundamental Europe Fund	15,336	—	—
JNL/WCM Focused International Equity Fund	6,574	39,931	—
JNL/WMC Government Money Market Fund	4,138	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2020.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2019 was as follows:

JNL Series Trust

Notes to Financial Statements

December 31, 2020

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/DFA Growth Allocation Fund	2,627	2,125	—
JNL/DFA Moderate Growth Allocation Fund	2,565	1,431	—
JNL iShares Tactical Growth Fund	4,010	4,597	—
JNL iShares Tactical Moderate Fund	2,875	1,725	—
JNL iShares Tactical Moderate Growth Fund	5,433	4,016	—
JNL Multi-Manager Emerging Markets Equity Fund	16,387	—	—
JNL Multi-Manager International Small Cap Fund	1,387	—	—
JNL/BlackRock Advantage International Fund	167	—	—
JNL/Causeway International Value Select Fund	51,828	68,183	—
JNL/DFA U.S. Small Cap Fund	3,969	7,838	—
JNL/DoubleLine Core Fixed Income Fund	98,862	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	17,570	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	136,956	—	—
JNL/Franklin Templeton International Small Cap Fund	5,551	12,004	—
JNL/Goldman Sachs Competitive Advantage Fund	107,912	185,534	—
JNL/Goldman Sachs Dividend Income & Growth Fund	194,553	348,449	—
JNL/Goldman Sachs International 5 Fund	1,580	—	—
JNL/Goldman Sachs Intrinsic Value Fund	134,391	157,806	—
JNL/Goldman Sachs Total Yield Fund	115,046	34,030	—
JNL/GQG Emerging Markets Equity Fund	2,430	—	—
JNL/Harris Oakmark Global Equity Fund	39,551	17,377	—
JNL/Heitman U.S. Focused Real Estate Fund	1,684	—	—
JNL/Invesco Diversified Dividend Fund	17,787	836	—
JNL/Invesco Global Growth Fund	21,031	190,210	—
JNL/Invesco International Growth Fund	18,993	60,854	—
JNL/JPMorgan Hedged Equity Fund	1,753	2,621	—
JNL/Lazard International Strategic Equity Fund	632	1,200	—
JNL/Loomis Sayles Global Growth Fund	500	—	—
JNL/Mellon Bond Index Fund	27,230	—	—
JNL/Mellon Emerging Markets Index Fund	23,351	—	—
JNL/Mellon International Index Fund	46,872	36,139	—
JNL/Mellon S&P 500 Index Fund	122,648	324,202	—
JNL/Mellon Utilities Sector Fund	2,305	4,773	—
JNL/Morningstar Wide Moat Index Fund	3,801	—	—
JNL/Mellon MSCI World Index Fund	7,477	773	—
JNL/Neuberger Berman Commodity Strategy Fund	2,348	—	—
JNL/Neuberger Berman Strategic Income Fund	23,075	—	—
JNL/PIMCO Income Fund	39,744	—	—
JNL/PIMCO Investment Grade Credit Bond Fund	16,224	—	—
JNL/RAFI Fundamental Asia Developed Fund	34,049	8,232	—
JNL/RAFI Fundamental Europe Fund	17,345	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	5,954	7,480	—
JNL/RAFI Multi-Factor U.S. Equity Fund	234,292	164,278	—
JNL/WCM Focused International Equity Fund	8,273	56,745	—
JNL/WMC Government Money Market Fund	18,832	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2017, 2018, 2019 and 2020, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2020.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financials statements or disclosure in the Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
JNL Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated, where applicable) of each of the Funds listed in the Appendix (the Funds), each a series within JNL Series Trust, including the schedules of investments as of December 31, 2020, the related statements of operations for the year (or period since commencement of operations listed in the Appendix) then ended, and the statements of cash flows with respect to JNL Multi-Manager Alternative Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/PIMCO Real Return Fund for the year then ended, the statements of changes in net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, the results of their operations for the year (or period since commencement of operations listed in the Appendix) then ended, JNL Multi-Manager Alternative Fund’s, JNL/AQR Large Cap Relaxed Constraint Equity Fund’s and JNL/PIMCO Real Return Fund’s cash flows for the year then ended, the changes in their net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the financial highlights, for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with custodians, transfer agents, agent banks and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 24, 2021

Appendix

List of Funds

JNL/American Funds Balanced Fund
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Capital World Bond Fund (name changed from JNL/American Funds Global Bond Fund)
JNL/American Funds Global Growth Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL Growth Allocation Fund
JNL Moderate Allocation Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/Goldman Sachs 4 Fund (name changed from JNL/S&P 4 Fund)
JNL/Goldman Sachs Managed Aggressive Growth Fund (name changed from JNL/S&P Managed Aggressive Growth Fund)
JNL/Goldman Sachs Managed Conservative Fund (name changed from JNL/S&P Managed Conservative Fund)
JNL/Goldman Sachs Managed Growth Fund (name changed from JNL/S&P Managed Growth Fund)
JNL/Goldman Sachs Managed Moderate Fund (name changed from JNL/S&P Managed Moderate Fund)
JNL/Goldman Sachs Managed Moderate Growth Fund (name changed from JNL/S&P Managed Moderate Growth Fund)
JNL/Mellon Index 5 Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard U.S. Stock Market Index Fund
JNL iShares Tactical Growth Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL iShares Tactical Moderate Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL iShares Tactical Moderate Growth Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Emerging Markets Equity Fund (name changed from JNL/Lazard Emerging Markets Fund)
JNL Multi-Manager International Small Cap Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL S&P 500 Index Fund
JNL/AQR Large Cap Defensive Style Fund (commencement of operations June 24, 2019)
NL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Advantage International Fund (commencement of operations June 24, 2019)
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/DFA International Core Equity Fund (commencement of operations June 24, 2019)
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/DoubleLine® Total Return Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/First State Global Infrastructure Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Growth Allocation Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Fund

JNL/Goldman Sachs Competitive Advantage Fund (name changed from JNL/S&P Competitive Advantage Fund)
JNL/Goldman Sachs Dividend Income & Growth Fund (name changed from JNL/S&P Dividend Income & Growth Fund)
JNL/Goldman Sachs International 5 Fund (name changed from JNL/S&P International 5 Fund)
JNL/Goldman Sachs Intrinsic Value Fund (name changed from JNL/S&P Intrinsic Value Fund)
JNL/Goldman Sachs Total Yield Fund (name changed from JNL/S&P Total Yield Fund)
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Growth Fund (name changed from JNL/Oppenheimer Global Growth Fund)
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Global Allocation Fund
JNL/JPMorgan Growth & Income Fund (name changed from JNL/Franklin Templeton Mutual Shares Fund)
JNL/JPMorgan Hedged Equity Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard International Strategic Equity Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/Loomis Sayles Global Growth Fund
JNL/Lord Abbett Short Duration Income Fund (commencement of operations April 27, 2020)
JNL/Mellon Bond Index Fund
JNL/Mellon Communication Services Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Consumer Discretionary Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Dow Index Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Emerging Markets Index Fund
JNL/Mellon Energy Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Equity Income Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Financial Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Healthcare Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon International Index Fund
JNL/Mellon Materials Sector Fund

JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon MSCI World Index Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Nasdaq® 100 Index Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Commodity Strategy Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Total Return Fund
JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund (commencement of operations June 24, 2019)
JNL/RAFI® Multi-Factor U.S. Equity Fund (commencement of operations June 24, 2019)
JNL/T. Rowe Price Balanced Fund (name changed from JNL/T. Rowe Price Managed Volatility Balanced Fund)
JNL/T. Rowe Price Capital Appreciation Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund (name changed from JNL/Crescent High Income Fund)
JNL/T. Rowe Price Value Fund
JNL/WCM Focused International Equity Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL/American Funds Balanced Fund
Class A	0.62	1,000.00	1,140.80	3.34	1,000.00	1,022.02	3.15
Class I	0.32	1,000.00	1,142.40	1.72	1,000.00	1,023.53	1.63
JNL/American Funds Blue Chip Income and Growth Fund
Class A	0.59	1,000.00	1,185.50	3.24	1,000.00	1,022.17	3.00
Class I	0.29	1,000.00	1,186.90	1.59	1,000.00	1,023.68	1.48
JNL/American Funds Capital Income Builder Fund
Class A	0.68	1,000.00	1,112.30	3.61	1,000.00	1,021.72	3.46
Class I	0.38	1,000.00	1,113.50	2.02	1,000.00	1,023.23	1.93
JNL/American Funds Capital World Bond Fund
Class A	0.57	1,000.00	1,075.50	2.97	1,000.00	1,022.27	2.90
Class I	0.27	1,000.00	1,077.10	1.41	1,000.00	1,023.78	1.37
JNL/American Funds Global Growth Fund
Class A	0.56	1,000.00	1,251.40	3.17	1,000.00	1,022.32	2.85
Class I	0.26	1,000.00	1,253.40	1.47	1,000.00	1,023.83	1.32
JNL/American Funds Global Small Capitalization Fund
Class A	0.55	1,000.00	1,339.20	3.23	1,000.00	1,022.37	2.80
Class I	0.25	1,000.00	1,341.50	1.47	1,000.00	1,023.88	1.27
JNL/American Funds Growth Fund
Class A	0.58	1,000.00	1,356.50	3.44	1,000.00	1,022.22	2.95
Class I	0.28	1,000.00	1,358.40	1.66	1,000.00	1,023.73	1.42
JNL/American Funds Growth-Income Fund
Class A	0.64	1,000.00	1,177.10	3.50	1,000.00	1,021.92	3.25
Class I	0.34	1,000.00	1,179.10	1.86	1,000.00	1,023.43	1.73
JNL/American Funds International Fund
Class A	0.63	1,000.00	1,283.00	3.62	1,000.00	1,021.97	3.20
Class I	0.33	1,000.00	1,284.80	1.90	1,000.00	1,023.48	1.68
JNL/American Funds New World Fund
Class A	0.69	1,000.00	1,286.90	3.97	1,000.00	1,021.67	3.51
Class I	0.39	1,000.00	1,289.20	2.24	1,000.00	1,023.18	1.98
JNL/Vanguard Capital Growth Fund
Class A	0.60	1,000.00	1,241.20	3.38	1,000.00	1,022.12	3.05
Class I	0.30	1,000.00	1,243.90	1.69	1,000.00	1,023.63	1.53
JNL/Vanguard Equity Income Fund
Class A	0.59	1,000.00	1,184.10	3.24	1,000.00	1,022.17	3.00
Class I	0.29	1,000.00	1,186.10	1.59	1,000.00	1,023.68	1.48
JNL/Vanguard International Fund
Class A	0.60	1,000.00	1,413.40	3.64	1,000.00	1,022.12	3.05
Class I	0.30	1,000.00	1,415.60	1.82	1,000.00	1,023.63	1.53
JNL/Vanguard Small Company Growth Fund
Class A	0.68	1,000.00	1,331.60	3.99	1,000.00	1,021.72	3.46
Class I	0.38	1,000.00	1,333.90	2.23	1,000.00	1,023.23	1.93

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	1,251.70	2.55	1,000.00	1,022.87	2.29
Class I	0.15	1,000.00	1,254.00	0.85	1,000.00	1,024.38	0.76
JNL Conservative Allocation Fund
Class A	0.48	1,000.00	1,081.80	2.51	1,000.00	1,022.72	2.44
Class I	0.18	1,000.00	1,083.50	0.94	1,000.00	1,024.23	0.92
JNL Growth Allocation Fund
Class A	0.45	1,000.00	1,219.00	2.51	1,000.00	1,022.87	2.29
Class I	0.15	1,000.00	1,220.60	0.84	1,000.00	1,024.38	0.76
JNL Moderate Allocation Fund
Class A	0.44	1,000.00	1,125.20	2.35	1,000.00	1,022.92	2.24
Class I	0.14	1,000.00	1,126.90	0.75	1,000.00	1,024.43	0.71
JNL Moderate Growth Allocation Fund
Class A	0.44	1,000.00	1,168.70	2.40	1,000.00	1,022.92	2.24
Class I	0.14	1,000.00	1,170.60	0.76	1,000.00	1,024.43	0.71
JNL/American Funds Growth Allocation Fund
Class A	0.64	1,000.00	1,208.00	3.55	1,000.00	1,021.92	3.25
Class I	0.34	1,000.00	1,209.80	1.89	1,000.00	1,023.43	1.73
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	1,163.50	3.48	1,000.00	1,021.92	3.25
Class I	0.34	1,000.00	1,165.00	1.85	1,000.00	1,023.43	1.73
JNL/DFA Growth Allocation Fund
Class A	0.56	1,000.00	1,205.20	3.10	1,000.00	1,022.32	2.85
Class I	0.21	1,000.00	1,207.20	1.17	1,000.00	1,024.08	1.07
JNL/DFA Moderate Growth Allocation Fund
Class A	0.57	1,000.00	1,157.40	3.09	1,000.00	1,022.27	2.90
Class I	0.22	1,000.00	1,159.00	1.19	1,000.00	1,024.03	1.12
JNL/Goldman Sachs 4 Fund
Class A	0.35	1,000.00	1,241.30	1.97	1,000.00	1,023.38	1.78
Class I	0.05	1,000.00	1,243.20	0.28	1,000.00	1,024.89	0.25
JNL/Goldman Sachs Managed Aggressive Growth Fund
Class A	0.45	1,000.00	1,236.30	2.53	1,000.00	1,022.87	2.29
Class I	0.15	1,000.00	1,238.20	0.84	1,000.00	1,024.38	0.76
JNL/Goldman Sachs Managed Conservative Fund
Class A	0.46	1,000.00	1,083.40	2.41	1,000.00	1,022.82	2.34
Class I	0.16	1,000.00	1,085.00	0.84	1,000.00	1,024.33	0.81
JNL/Goldman Sachs Managed Growth Fund
Class A	0.44	1,000.00	1,211.80	2.45	1,000.00	1,022.92	2.24
Class I	0.12	1,000.00	1,213.30	0.67	1,000.00	1,024.53	0.61
JNL/Goldman Sachs Managed Moderate Fund
Class A	0.44	1,000.00	1,124.60	2.35	1,000.00	1,022.92	2.24
Class I	0.14	1,000.00	1,126.40	0.75	1,000.00	1,024.43	0.71

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL/Goldman Sachs Managed Moderate Growth Fund
Class A	0.43	1,000.00	1,170.20	2.35	1,000.00	1,022.97	2.19
Class I	0.13	1,000.00	1,171.80	0.71	1,000.00	1,024.48	0.66
JNL/Mellon Index 5 Fund
Class A	0.36	1,000.00	1,214.80	2.00	1,000.00	1,023.33	1.83
Class I	0.06	1,000.00	1,216.80	0.33	1,000.00	1,024.83	0.31
JNL/Vanguard Global Bond Market Index Fund
Class A	0.60	1,000.00	1,014.10	3.04	1,000.00	1,022.12	3.05
Class I	0.30	1,000.00	1,015.70	1.52	1,000.00	1,023.63	1.53
JNL/Vanguard International Stock Market Index Fund
Class A	0.63	1,000.00	1,242.20	3.55	1,000.00	1,021.97	3.20
Class I	0.33	1,000.00	1,243.30	1.86	1,000.00	1,023.48	1.68
JNL/Vanguard U.S. Stock Market Index Fund
Class A	0.57	1,000.00	1,248.40	3.22	1,000.00	1,022.27	2.90
Class I	0.27	1,000.00	1,250.80	1.53	1,000.00	1,023.78	1.37
JNL iShares Tactical Growth Fund
Class A	0.66	1,000.00	1,197.30	3.65	1,000.00	1,021.82	3.35
Class I	0.36	1,000.00	1,198.70	1.99	1,000.00	1,023.33	1.83
JNL iShares Tactical Moderate Fund
Class A	0.66	1,000.00	1,106.10	3.49	1,000.00	1,021.82	3.35
Class I	0.34	1,000.00	1,107.30	1.80	1,000.00	1,023.43	1.73
JNL iShares Tactical Moderate Growth Fund
Class A	0.66	1,000.00	1,150.30	3.57	1,000.00	1,021.82	3.35
Class I	0.36	1,000.00	1,152.20	1.95	1,000.00	1,023.33	1.83
JNL/Vanguard Growth ETF Allocation Fund
Class A	0.66	1,000.00	1,202.30	3.65	1,000.00	1,021.82	3.35
Class I	0.24	1,000.00	1,205.30	1.33	1,000.00	1,023.93	1.22
JNL/Vanguard Moderate ETF Allocation Fund
Class A	0.66	1,000.00	1,111.20	3.50	1,000.00	1,021.82	3.35
Class I	0.23	1,000.00	1,112.50	1.22	1,000.00	1,023.98	1.17
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	0.66	1,000.00	1,155.50	3.58	1,000.00	1,021.82	3.35
Class I	0.24	1,000.00	1,158.10	1.30	1,000.00	1,023.93	1.22
JNL Multi-Manager Alternative Fund
Class A	2.13	1,000.00	1,093.20	11.21	1,000.00	1,014.43	10.79
Class I	1.83	1,000.00	1,095.40	9.64	1,000.00	1,015.94	9.27
JNL Multi-Manager Emerging Markets Equity Fund
Class A	1.21	1,000.00	1,331.10	7.09	1,000.00	1,019.05	6.14
Class I	0.91	1,000.00	1,332.90	5.34	1,000.00	1,020.56	4.62
JNL Multi-Manager International Small Cap Fund
Class A	1.19	1,000.00	1,333.10	6.98	1,000.00	1,019.15	6.04
Class I	0.89	1,000.00	1,335.60	5.23	1,000.00	1,020.66	4.52

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL Multi-Manager Mid Cap Fund
Class A	1.09	1,000.00	1,251.90	6.17	1,000.00	1,019.66	5.53
Class I	0.79	1,000.00	1,254.40	4.48	1,000.00	1,021.17	4.01
JNL Multi-Manager Small Cap Growth Fund
Class A	0.97	1,000.00	1,364.60	5.77	1,000.00	1,020.26	4.93
Class I	0.67	1,000.00	1,366.40	3.99	1,000.00	1,021.77	3.40
JNL Multi-Manager Small Cap Value Fund
Class A	1.09	1,000.00	1,296.30	6.29	1,000.00	1,019.66	5.53
Class I	0.79	1,000.00	1,297.90	4.56	1,000.00	1,021.17	4.01
JNL S&P 500 Index Fund
Class I	0.10	1,000.00	1,000.00	0.50	1,000.00	1,024.63	0.51
JNL/AQR Large Cap Defensive Style Fund
Class A	0.86	1,000.00	1,169.10	4.69	1,000.00	1,020.81	4.37
Class I	0.56	1,000.00	1,170.60	3.06	1,000.00	1,022.32	2.85
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.71	1,000.00	1,198.60	9.45	1,000.00	1,016.54	8.67
Class I	1.39	1,000.00	1,200.20	7.69	1,000.00	1,018.15	7.05
JNL/AQR Managed Futures Strategy Fund
Class A	1.25	1,000.00	993.30	6.26	1,000.00	1,018.85	6.34
Class I	0.95	1,000.00	993.40	4.76	1,000.00	1,020.36	4.82
JNL/BlackRock Advantage International Fund
Class A	1.00	1,000.00	1,209.70	5.55	1,000.00	1,020.11	5.08
Class I	0.70	1,000.00	1,212.30	3.89	1,000.00	1,021.62	3.56
JNL/BlackRock Global Allocation Fund
Class A	1.03	1,000.00	1,189.40	5.67	1,000.00	1,019.96	5.23
Class I	0.73	1,000.00	1,191.40	4.02	1,000.00	1,021.47	3.71
JNL/BlackRock Global Natural Resources Fund
Class A	1.01	1,000.00	1,240.90	5.69	1,000.00	1,020.06	5.13
Class I	0.71	1,000.00	1,242.10	4.00	1,000.00	1,021.57	3.61
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.86	1,000.00	1,221.30	4.80	1,000.00	1,020.81	4.37
Class I	0.56	1,000.00	1,223.20	3.13	1,000.00	1,022.32	2.85
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.86	1,000.00	1,122.80	9.92	1,000.00	1,015.79	9.42
Class I	1.56	1,000.00	1,123.80	8.33	1,000.00	1,017.29	7.91
JNL/Causeway International Value Select Fund
Class A	0.98	1,000.00	1,283.60	5.63	1,000.00	1,020.21	4.98
Class I	0.68	1,000.00	1,285.30	3.91	1,000.00	1,021.72	3.46
JNL/ClearBridge Large Cap Growth Fund
Class A	0.94	1,000.00	1,224.30	5.26	1,000.00	1,020.41	4.77
Class I	0.64	1,000.00	1,226.60	3.58	1,000.00	1,021.92	3.25

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL/DFA International Core Equity Fund
Class A	0.91	1,000.00	1,247.10	5.14	1,000.00	1,020.56	4.62
Class I	0.56	1,000.00	1,249.90	3.17	1,000.00	1,022.32	2.85
JNL/DFA U.S. Core Equity Fund
Class A	0.81	1,000.00	1,260.40	4.60	1,000.00	1,021.06	4.12
Class I	0.46	1,000.00	1,262.60	2.62	1,000.00	1,022.82	2.34
JNL/DFA U.S. Small Cap Fund
Class A	1.04	1,000.00	1,360.50	6.17	1,000.00	1,019.91	5.28
Class I	0.69	1,000.00	1,362.80	4.10	1,000.00	1,021.67	3.51
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	1,035.20	3.94	1,000.00	1,021.27	3.91
Class I	0.47	1,000.00	1,036.60	2.41	1,000.00	1,022.77	2.39
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.07	1,000.00	1,079.60	5.59	1,000.00	1,019.76	5.43
Class I	0.77	1,000.00	1,081.60	4.03	1,000.00	1,021.27	3.91
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.01	1,000.00	1,282.40	5.79	1,000.00	1,020.06	5.13
Class I	0.71	1,000.00	1,283.80	4.08	1,000.00	1,021.57	3.61
JNL/DoubleLine Total Return Fund
Class A	0.82	1,000.00	1,015.80	4.15	1,000.00	1,021.01	4.17
Class I	0.52	1,000.00	1,017.50	2.64	1,000.00	1,022.52	2.64
JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A	0.79	1,000.00	1,034.20	4.04	1,000.00	1,021.17	4.01
Class I	0.49	1,000.00	1,035.00	2.51	1,000.00	1,022.67	2.49
JNL/First State Global Infrastructure Fund
Class A	1.15	1,000.00	1,093.50	6.05	1,000.00	1,019.36	5.84
Class I	0.85	1,000.00	1,095.40	4.48	1,000.00	1,020.86	4.32
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.06	1,000.00	1,003.20	5.34	1,000.00	1,019.81	5.38
Class I	0.76	1,000.00	1,004.60	3.83	1,000.00	1,021.32	3.86
JNL/Franklin Templeton Growth Allocation Fund
Class A	1.00	1,000.00	1,167.70	5.45	1,000.00	1,020.11	5.08
Class I	0.70	1,000.00	1,169.90	3.82	1,000.00	1,021.62	3.56
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	1,125.70	4.97	1,000.00	1,020.46	4.72
Class I	0.63	1,000.00	1,126.30	3.37	1,000.00	1,021.97	3.20
JNL/Franklin Templeton International Small Cap Fund
Class A	1.26	1,000.00	1,267.70	7.18	1,000.00	1,018.80	6.39
Class I	0.96	1,000.00	1,269.80	5.48	1,000.00	1,020.31	4.88
JNL/Goldman Sachs Competitive Advantage Fund
Class A	0.67	1,000.00	1,214.20	3.73	1,000.00	1,021.77	3.40
Class I	0.37	1,000.00	1,216.10	2.06	1,000.00	1,023.28	1.88

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL/Goldman Sachs Dividend Income & Growth Fund
Class A	0.66	1,000.00	1,204.20	3.66	1,000.00	1,021.82	3.35
Class I	0.36	1,000.00	1,206.30	2.00	1,000.00	1,023.33	1.83
JNL/Goldman Sachs International 5 Fund
Class A	0.75	1,000.00	1,245.20	4.23	1,000.00	1,021.37	3.81
Class I	0.40	1,000.00	1,247.00	2.26	1,000.00	1,023.13	2.03
JNL/Goldman Sachs Intrinsic Value Fund
Class A	0.67	1,000.00	1,256.90	3.80	1,000.00	1,021.77	3.40
Class I	0.37	1,000.00	1,258.50	2.10	1,000.00	1,023.28	1.88
JNL/Goldman Sachs Total Yield Fund
Class A	0.67	1,000.00	1,289.00	3.86	1,000.00	1,021.77	3.40
Class I	0.37	1,000.00	1,290.80	2.13	1,000.00	1,023.28	1.88
JNL/GQG Emerging Markets Equity Fund
Class A	1.36	1,000.00	1,348.70	8.03	1,000.00	1,018.30	6.90
Class I	1.06	1,000.00	1,350.40	6.26	1,000.00	1,019.81	5.38
JNL/Harris Oakmark Global Equity Fund
Class A	1.14	1,000.00	1,325.80	6.66	1,000.00	1,019.41	5.79
Class I	0.84	1,000.00	1,329.30	4.92	1,000.00	1,020.91	4.27
JNL/Heitman U.S. Focused Real Estate Fund
Class A	1.11	1,000.00	1,131.30	5.95	1,000.00	1,019.56	5.63
Class I	0.81	1,000.00	1,132.30	4.34	1,000.00	1,021.06	4.12
JNL/Invesco Diversified Dividend Fund
Class A	0.98	1,000.00	1,175.60	5.36	1,000.00	1,020.21	4.98
Class I	0.68	1,000.00	1,177.20	3.72	1,000.00	1,021.72	3.46
JNL/Invesco Global Growth Fund
Class A	0.96	1,000.00	1,299.70	5.55	1,000.00	1,020.31	4.88
Class I	0.66	1,000.00	1,301.40	3.82	1,000.00	1,021.82	3.35
JNL/Invesco Global Real Estate Fund
Class A	1.05	1,000.00	1,106.50	5.56	1,000.00	1,019.86	5.33
Class I	0.75	1,000.00	1,107.70	3.97	1,000.00	1,021.37	3.81
JNL/Invesco International Growth Fund
Class A	0.98	1,000.00	1,234.60	5.50	1,000.00	1,020.21	4.98
Class I	0.68	1,000.00	1,236.30	3.82	1,000.00	1,021.72	3.46
JNL/Invesco Small Cap Growth Fund
Class A	1.06	1,000.00	1,487.90	6.63	1,000.00	1,019.81	5.38
Class I	0.76	1,000.00	1,490.50	4.76	1,000.00	1,021.32	3.86
JNL/JPMorgan Global Allocation Fund
Class A	1.06	1,000.00	1,199.30	5.86	1,000.00	1,019.81	5.38
Class I	0.76	1,000.00	1,201.50	4.21	1,000.00	1,021.32	3.86
JNL/JPMorgan Growth & Income Fund
Class A	0.90	1,000.00	1,223.10	5.03	1,000.00	1,020.61	4.57
Class I	0.60	1,000.00	1,223.80	3.35	1,000.00	1,022.12	3.05
JNL/JPMorgan Hedged Equity Fund
Class A	0.97	1,000.00	1,097.60	5.11	1,000.00	1,020.26	4.93
Class I	0.67	1,000.00	1,099.50	3.54	1,000.00	1,021.77	3.40

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL/JPMorgan Hedged Equity Fund
Class A	0.97	1,000.00	1,097.60	5.11	1,000.00	1,020.26	4.93
Class I	0.67	1,000.00	1,099.50	3.54	1,000.00	1,021.77	3.40
JNL/JPMorgan MidCap Growth Fund
Class A	0.89	1,000.00	1,326.10	5.20	1,000.00	1,020.66	4.52
Class I	0.59	1,000.00	1,328.20	3.45	1,000.00	1,022.17	3.00
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.68	1,000.00	1,004.90	3.43	1,000.00	1,021.72	3.46
Class I	0.38	1,000.00	1,006.60	1.92	1,000.00	1,023.23	1.93
JNL/Lazard International Strategic Equity Fund
Class A	1.16	1,000.00	1,248.90	6.56	1,000.00	1,019.30	5.89
Class I	0.86	1,000.00	1,250.90	4.87	1,000.00	1,020.81	4.37
JNL/Loomis Sayles Global Growth Fund
Class A	1.01	1,000.00	1,251.90	5.72	1,000.00	1,020.06	5.13
Class I	0.71	1,000.00	1,254.50	4.02	1,000.00	1,021.57	3.61
JNL/Lord Abbett Short Duration Income Fund
Class A	0.81	1,000.00	1,023.50	4.12	1,000.00	1,021.06	4.12
Class I	0.51	1,000.00	1,025.50	2.60	1,000.00	1,022.57	2.59
JNL/Mellon Bond Index Fund
Class A	0.56	1,000.00	1,010.20	2.83	1,000.00	1,022.32	2.85
Class I	0.26	1,000.00	1,011.30	1.31	1,000.00	1,023.83	1.32
JNL/Mellon Communication Services Sector Fund
Class A	0.67	1,000.00	1,260.40	3.81	1,000.00	1,021.77	3.40
Class I	0.32	1,000.00	1,263.80	1.82	1,000.00	1,023.53	1.63
JNL/Mellon Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	1,361.00	3.80	1,000.00	1,021.92	3.25
Class I	0.29	1,000.00	1,363.50	1.72	1,000.00	1,023.68	1.48
JNL/Mellon Consumer Staples Sector Fund
Class A	0.67	1,000.00	1,177.80	3.67	1,000.00	1,021.77	3.40
Class I	0.32	1,000.00	1,179.70	1.75	1,000.00	1,023.53	1.63
JNL/Mellon Dow Index Fund
Class A	0.65	1,000.00	1,194.00	3.58	1,000.00	1,021.87	3.30
Class I	0.30	1,000.00	1,196.00	1.66	1,000.00	1,023.63	1.53
JNL/Mellon Emerging Markets Index Fund
Class A	0.73	1,000.00	1,298.60	4.22	1,000.00	1,021.47	3.71
Class I	0.39	1,000.00	1,300.30	2.26	1,000.00	1,023.18	1.98
JNL/Mellon Energy Sector Fund
Class A	0.65	1,000.00	1,046.90	3.34	1,000.00	1,021.87	3.30
Class I	0.30	1,000.00	1,048.70	1.54	1,000.00	1,023.63	1.53
JNL/Mellon Equity Income Fund
Class A	0.90	1,000.00	1,268.00	5.13	1,000.00	1,020.61	4.57
Class I	0.60	1,000.00	1,269.40	3.42	1,000.00	1,022.12	3.05

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL/Mellon Financial Sector Fund
Class A	0.65	1,000.00	1,285.20	3.73	1,000.00	1,021.87	3.30
Class I	0.30	1,000.00	1,287.10	1.72	1,000.00	1,023.63	1.53
JNL/Mellon Healthcare Sector Fund
Class A	0.63	1,000.00	1,165.00	3.43	1,000.00	1,021.97	3.20
Class I	0.28	1,000.00	1,167.20	1.53	1,000.00	1,023.73	1.42
JNL/Mellon Industrials Sector Fund
Class A	0.69	1,000.00	1,313.80	4.01	1,000.00	1,021.67	3.51
Class I	0.34	1,000.00	1,315.90	1.98	1,000.00	1,023.43	1.73
JNL/Mellon Information Technology Sector Fund
Class A	0.63	1,000.00	1,272.00	3.60	1,000.00	1,021.97	3.20
Class I	0.28	1,000.00	1,274.20	1.60	1,000.00	1,023.73	1.42
JNL/Mellon International Index Fund
Class A	0.63	1,000.00	1,209.30	3.50	1,000.00	1,021.97	3.20
Class I	0.33	1,000.00	1,211.00	1.83	1,000.00	1,023.48	1.68
JNL/Mellon Materials Sector Fund
Class A	0.70	1,000.00	1,307.20	4.06	1,000.00	1,021.62	3.56
Class I	0.35	1,000.00	1,310.80	2.03	1,000.00	1,023.38	1.78
JNL/Mellon MSCI KLD 400 Social Index Fund
Class A	0.76	1,000.00	1,215.80	4.23	1,000.00	1,021.32	3.86
Class I	0.41	1,000.00	1,217.10	2.28	1,000.00	1,023.08	2.08
JNL/Mellon MSCI World Index Fund
Class A	0.67	1,000.00	1,226.20	3.75	1,000.00	1,021.77	3.40
Class I	0.32	1,000.00	1,228.30	1.79	1,000.00	1,023.53	1.63
JNL/Mellon Nasdaq 100 Index Fund
Class A	0.65	1,000.00	1,270.00	3.71	1,000.00	1,021.87	3.30
Class I	0.30	1,000.00	1,272.20	1.71	1,000.00	1,023.63	1.53
JNL/Mellon Real Estate Sector Fund
Class A	0.69	1,000.00	1,103.40	3.65	1,000.00	1,021.67	3.51
Class I	0.34	1,000.00	1,104.70	1.80	1,000.00	1,023.43	1.73
JNL/Mellon S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	1,299.20	3.24	1,000.00	1,022.32	2.85
Class I	0.26	1,000.00	1,301.40	1.50	1,000.00	1,023.83	1.32
JNL/Mellon S&P 500 Index Fund
Class A	0.52	1,000.00	1,218.70	2.90	1,000.00	1,022.52	2.64
Class I	0.22	1,000.00	1,220.40	1.23	1,000.00	1,024.03	1.12
JNL/Mellon Small Cap Index Fund
Class A	0.57	1,000.00	1,351.90	3.37	1,000.00	1,022.27	2.90
Class I	0.27	1,000.00	1,353.40	1.60	1,000.00	1,023.78	1.37
JNL/Mellon Utilities Sector Fund
Class A	0.66	1,000.00	1,126.90	3.53	1,000.00	1,021.82	3.35
Class I	0.31	1,000.00	1,129.60	1.66	1,000.00	1,023.58	1.58

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL/MFS Mid Cap Value Fund
Class A	0.96	1,000.00	1,260.60	5.46	1,000.00	1,020.31	4.88
Class I	0.66	1,000.00	1,263.20	3.75	1,000.00	1,021.82	3.35
JNL/Morningstar Wide Moat Index Fund
Class A	0.77	1,000.00	1,201.70	4.26	1,000.00	1,021.27	3.91
Class I	0.47	1,000.00	1,203.60	2.60	1,000.00	1,022.77	2.39
JNL/Neuberger Berman Commodity Strategy Fund
Class A	0.95	1,000.00	1,265.80	5.41	1,000.00	1,020.36	4.82
Class I	0.65	1,000.00	1,266.30	3.70	1,000.00	1,021.87	3.30
JNL/Neuberger Berman Strategic Income Fund
Class A	0.94	1,000.00	1,076.80	4.91	1,000.00	1,020.41	4.77
Class I	0.64	1,000.00	1,077.80	3.34	1,000.00	1,021.92	3.25
JNL/PIMCO Income Fund
Class A	0.94	1,000.00	1,063.60	4.88	1,000.00	1,020.41	4.77
Class I	0.64	1,000.00	1,065.10	3.32	1,000.00	1,021.92	3.25
JNL/PIMCO Investment Grade Credit Bond Fund
Class A	0.73	1,000.00	1,048.80	3.76	1,000.00	1,021.47	3.71
Class I	0.43	1,000.00	1,050.10	2.22	1,000.00	1,022.97	2.19
JNL/PIMCO Real Return Fund
Class A	0.85	1,000.00	1,055.20	4.39	1,000.00	1,020.86	4.32
Class I	0.55	1,000.00	1,056.10	2.84	1,000.00	1,022.37	2.80
JNL/PPM America Floating Rate Income Fund
Class A	0.93	1,000.00	1,063.90	4.82	1,000.00	1,020.46	4.72
Class I	0.63	1,000.00	1,065.40	3.27	1,000.00	1,021.97	3.20
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	1,120.40	3.94	1,000.00	1,021.42	3.76
Class I	0.44	1,000.00	1,122.60	2.35	1,000.00	1,022.92	2.24
JNL/PPM America Small Cap Value Fund
Class A	1.00	1,000.00	1,351.30	5.91	1,000.00	1,020.11	5.08
Class I	0.70	1,000.00	1,352.80	4.14	1,000.00	1,021.62	3.56
JNL/PPM America Total Return Fund
Class A	0.78	1,000.00	1,033.40	3.99	1,000.00	1,021.22	3.96
Class I	0.48	1,000.00	1,034.80	2.46	1,000.00	1,022.72	2.44
JNL/RAFI Fundamental Asia Developed Fund
Class A	0.69	1,000.00	1,205.90	3.83	1,000.00	1,021.67	3.51
Class I	0.35	1,000.00	1,208.30	1.94	1,000.00	1,023.38	1.78
JNL/RAFI Fundamental Europe Fund
Class A	0.68	1,000.00	1,228.90	3.81	1,000.00	1,021.72	3.46
Class I	0.33	1,000.00	1,231.00	1.85	1,000.00	1,023.48	1.68
JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	0.67	1,000.00	1,320.20	3.91	1,000.00	1,021.77	3.40
Class I	0.32	1,000.00	1,321.90	1.87	1,000.00	1,023.53	1.63

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††	Beginning Account Value 07/01/20($)	Ending Account Value 12/31/20($)	Expenses Paid During Period($)††
JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	0.67	1,000.00	1,232.50	3.76	1,000.00	1,021.77	3.40
Class I	0.37	1,000.00	1,234.90	2.08	1,000.00	1,023.28	1.88
JNL/T. Rowe Price Balanced Fund
Class A	1.01	1,000.00	1,164.20	5.49	1,000.00	1,020.06	5.13
Class I	0.71	1,000.00	1,166.00	3.87	1,000.00	1,021.57	3.61
JNL/T. Rowe Price Capital Appreciation Fund
Class A	0.97	1,000.00	1,174.80	5.30	1,000.00	1,020.26	4.93
Class I	0.67	1,000.00	1,176.50	3.67	1,000.00	1,021.77	3.40
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	1,257.50	4.71	1,000.00	1,020.96	4.22
Class I	0.53	1,000.00	1,259.50	3.01	1,000.00	1,022.47	2.69
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.99	1,000.00	1,261.60	5.63	1,000.00	1,020.16	5.03
Class I	0.69	1,000.00	1,263.50	3.93	1,000.00	1,021.67	3.51
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	1,016.30	3.60	1,000.00	1,021.57	3.61
Class I	0.41	1,000.00	1,017.00	2.08	1,000.00	1,023.08	2.08
JNL/T. Rowe Price U.S. High Yield Fund
Class A	0.98	1,000.00	1,111.10	5.20	1,000.00	1,020.21	4.98
Class I	0.68	1,000.00	1,112.50	3.61	1,000.00	1,021.72	3.46
JNL/T. Rowe Price Value Fund
Class A	0.87	1,000.00	1,279.80	4.99	1,000.00	1,020.76	4.42
Class I	0.57	1,000.00	1,281.80	3.27	1,000.00	1,022.27	2.90
JNL/WCM Focused International Equity Fund
Class A	1.12	1,000.00	1,270.20	6.39	1,000.00	1,019.51	5.69
Class I	0.82	1,000.00	1,271.90	4.68	1,000.00	1,021.01	4.17
JNL/Westchester Capital Event Driven Fund
Class A	1.66	1,000.00	1,141.10	8.93	1,000.00	1,016.79	8.42
Class I	1.34	1,000.00	1,143.40	7.22	1,000.00	1,018.40	6.80
JNL/WMC Balanced Fund
Class A	0.72	1,000.00	1,139.10	3.87	1,000.00	1,021.52	3.66
Class I	0.42	1,000.00	1,140.90	2.26	1,000.00	1,023.03	2.14
JNL/WMC Government Money Market Fund
Class A	0.14	1,000.00	1,000.00	0.70	1,000.00	1,024.43	0.71
Class I	0.14	1,000.00	1,000.30	0.70	1,000.00	1,024.43	0.71
JNL/WMC Value Fund
Class A	0.78	1,000.00	1,202.70	4.32	1,000.00	1,021.22	3.96
Class I	0.48	1,000.00	1,204.60	2.66	1,000.00	1,022.72	2.44

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds' Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (54) [1] 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	141

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (12/2006 to present, 12/2006 to 12/2020, 8/2014 to 12/2020, and 8/2012 to 7/2018); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016)

Other Directorships Held by Trustee During Past 5 Years: None
Independent Trustees
Eric O. Anyah (53) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2018 to present)	141
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Michael J. Bouchard (64) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	141
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Ellen Carnahan (65) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	141
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)
Other Directorships Held by Trustee During Past 5 Years: Director, Paylocity Holding Corporation (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present)
William J. Crowley, Jr. (75) 1 Corporate Way Lansing, MI 48951	Chair of the Board (1/2014 to 12/2019) Trustee [2] (1/2007 to present)	141
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)
Other Directorships Held by Trustee During Past 5 Years: Director (7/2009 to 7/2016), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Committee Member (5/2012 to 7/2016), and Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources
Michelle Engler (62) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	141
Principal Occupation(s) During Past 5 Years: Partner, Engler LLC (consulting firm) (2013 to present); Attorney (1983 to present)
Other Directorships Held by Trustee During Past 5 Years: None
John W. Gillespie (67) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	141

Principal Occupation(s) During Past 5 Years:

Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present); Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to 6/2018)

Other Directorships Held by Trustee During Past 5 Years: None
William R. Rybak (69) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	141
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (2/2010 to present), Board Chair (2/2016 to present), and Audit Committee Chair (2/2012 to 2/2016), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present), Governance Committee Chair (2004 to 7/2019), and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017) and Audit Committee Chair (5/2013 to 6/2017), PrivateBancorp Inc.

Mark S. Wehrle (63) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2018 to present)	141
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to 12/2019) Retired Certified Public Accountant (1/2011 – present)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Delta Dental of Colorado (1/2012 to 12/2020); Trustee, Curian Series Trust (7/2013 to 2/2016)
Edward C. Wood (64) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Trustee 2 (12/2013 to present)	141
Principal Occupation(s) During Past 5 Years: None
Other Directorships Held by Trustee During Past 5 Years: None

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee

Patricia A. Woodworth (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	141

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer, National Trust for Historic Preservation (3/2019 to 8/2020); Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (11/2007 to 8/2018)

Other Directorships Held by Trustee During Past 5 Years: None
1 Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
2 The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

3  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President of JNAM (2/2018 to present); Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 3/2016 to 12/2020, 5/2012 to 12/2020, and 3/2016 to 7/2018); Assistant Secretary (1/2021 to present), Vice President (11/2017 to present), and Secretary (11/2017 to 2/2021) of an investment company advised by PPM America, Inc.; Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Garett J. Childs (41) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, Finance and Risk of JNAM (2/2019 to present); Controller of JNAM (11/2007 to present); Vice President of other investment companies advised by JNAM (2/2019 to present and 2/2019 to 12/2020); Chief Risk Officer of JNAM (7/2016 to 2/2019); Assistant Vice President, Corporate Finance of JNAM (12/2013 to 2/2019)

Kelly L. Crosser (48) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to present); Manager, Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (9/2007 to present, 9/2007 to 12/2020, 10/2011 to 12/2020, and 8/2012 to 7/2018); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Richard J. Gorman (55) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present and 8/2018 to 12/2020), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of the Oakmark Funds (6/2006 to 1/2018)

William P. Harding (46) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of Curian Series Trust (5/2014 to 2/2016); Vice President of other investment companies advised by JNAM (11/2012 to present, 11/2012 to 12/2020, 5/2014 to 12/2020, and 11/2012 to 7/2018)

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Daniel W. Koors (50) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to 6/2020)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (12/2006 to present, 12/2006 to 12/2020, 1/2018 to 12/2020, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to 6/2020, 9/2016 to 12/2020, 10/2011 to 12/2020, and 9/2016 to 7/2018); Principal Financial Officer (11/2017 to 01/2021), Treasurer (11/2017 to 01/2021), and Vice President (11/2017 to present) of an investment company advised by PPM America, Inc.; Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016)

Kristen K. Leeman (45) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of JNAM (1/2018 to present); Regulatory Analyst of Jackson (2/2014 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (6/2012 to present, 6/2012 to 12/2020, 1/2018 to 12/2020, and 8/2012 to 7/2018)

Adam C. Lueck (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Attorney of JNAM (2/2018 to present); Attorney of JNAM (10/2015 to 2/2018); Assistant Secretary of other investment companies advised by JNAM (3/2018 to present, 3/2018 to 12/2020, 12/2015 to 12/2020, and 1/2018 to 7/2018); Assistant Secretary of Curian Series Trust (12/2015 to 2/2016)

Mia K. Nelson (38) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President, Tax of JNAM (3/2017 to present); Director, Tax of JNAM (3/2015 to 3/2017); Assistant Vice President of other investment companies advised by JNAM (8/2017 to present, 8/2017 to 12/2020, 9/2017 to 12/2020, and 8/2017 to 7/2018)

Joseph B. O’Boyle (58) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present) Acting Chief Compliance Officer (5/2018 to 8/2018) Acting Anti-Money Laundering Officer (5/2018 to 8/2018)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (1/2018 to present, 1/2018 to 12/2020, and 1/2018 to 7/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to 8/2018); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Susan S. Rhee (49) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (2/2004 to present, 2/2004 to 12/2020, 10/2011 to 12/2020, and 8/2012 to 7/2018); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Vice President, Chief Legal Officer and Secretary of Curian Series Trust (11/2010 to 2/2016)

Andrew Tedeschi (55) 1 Corporate Way Lansing, MI 48951	Treasurer & Chief Financial Officer (6/2020 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, JNAM (1/2019 to present); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (6/2020 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (1/2021 to present); Controller, Fund Administration, Harris Associates L.P. (12/2007 to 12/2018); and Vice President (2/2008 to 12/2018), Treasurer (10/2018 to 12/2018), and Assistant Treasurer (2/2008 to 10/2018) of the Oakmark Funds

Trustees and Officers of JNL Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 12-month period ended December 31, 2020:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex [1]
Eric O. Anyah	$347,572	$0	$0	$355,000[3]
Michael Bouchard	$330,928	$0	$0	$338,000
Ellen Carnahan	$347,572	$0	$0	$355,000[4]
William J. Crowley, Jr.	$330,928	$0	$0	$338,000[5]
Michelle Engler	$330,928	$0	$0	$338,000
John Gillespie	$347,572	$0	$0	$355,000[6]
William R. Rybak	$330,928	$0	$0	$338,000
Mark S. Wehrle	$357,363	$0	$0	$365,000[7]
Edward Wood2	$415,129	$0	$0	$424,000[8]
Patricia Woodworth	$352,468	$0	$0	$360,000

1 The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust and JNL Investors Series Trust (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $3,566,000.

2  Mr. Wood is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3 Amount includes $177,500 deferred by Mr. Anyah.

4  Amount includes $177,500 deferred by Ms. Carnahan.

5  Amount includes $132,500 deferred by Mr. Crowley.

6  Amount includes $177,500 deferred by Mr. Gillespie.

7  Amount includes $73,000 deferred by Mr. Wehrle.

8 Amount includes $212,000 deferred by Mr. Wood

The Statement of Additional Information includes additional information about the Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each a “Fund,” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the Funds’ advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and sub-advisory agreements (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”) with the Funds’ respective investment sub-advisers (the “Sub-Adviser(s)”), including certain sub-sub-advisers.

At meetings held on June 2-4, 2020* and August 25-27, 2020*, the Board, including all of the trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions, and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2021.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Advisers and the terms of the Agreements. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Advisers pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the performance of each Fund, including how the Fund’s gross performance (unless otherwise noted) compared to the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”). For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and, as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2019 (unless otherwise noted). When available, the Board considered one-, three-, five-, and ten-year performance.

JNL Aggressive Growth Allocation Fund. The Board considered that the Fund outperformed its custom peer group for the one-, three- and five-year periods, though it underperformed for the ten-year period. The Board also considered that the Fund outperformed its benchmark for the one-year period, though it underperformed for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Balanced Fund. The Board noted that the Fund was restructured to operate as a “feeder fund” of the Master Fund effective April 24, 2017 and performance data reflecting its current structure encompassed less than three calendar years as of December 31, 2019. The Board considered that the Fund outperformed its blended benchmark and its peer group for the one-year period, which represents performance under the Fund’s “feeder fund” structure. The Board also considered that the Fund outperformed its blended benchmark for the three-, five, and ten-year periods and its peer group for the three- and five-year periods, which represents performance prior to the Fund’s “feeder fund” structure. The Board noted that it would be prudent to allow the team more time to develop its performance record with the Fund in its current structure. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Blue Chip Income and Growth Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-, three-, and five-year periods. The Board further considered the Fund’s recent performance, noting that the Fund outperformed its peer group for the one- and five-year periods ended March 31, 2020. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Capital Income Builder Fund. The Board considered that the Fund outperformed its peer group for the one-year period, though it underperformed its benchmark for the one-year period. The Board noted that the Fund had commenced operations in August 2018 and has just one calendar year of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Advisory Agreement.

JNL/America Funds Capital World Bond Fund (formerly, JNL/American Funds Global Bond Fund). The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods, though it underperformed its peer group for the same periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its peer group for the one- and three-year periods ended March 31, 2020. The Board further considered that because the Fund changed its principal investment strategy effective April 2020, it would be prudent to allow the team more time to develop its performance record with the Fund under its current principal investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Global Growth Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Global Small Capitalization Fund. The Board noted that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the one- and three-year periods, though it underperformed its peer group for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth Fund. The Board considered that the Fund outperformed its benchmark a for the three- and five-year periods and outperformed its peer group for the five-year period, though it underperformed its benchmark and peer group for the other periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for the one-, three-, and five-year periods ended March 31, 2020. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth Allocation Fund. The Board considered that the Fund outperformed, after expenses, its blended benchmark and custom peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth-Income Fund. The Board considered that the Fund outperformed its peer group for the three- and five-year periods, though it underperformed its benchmark for all periods and peer group for the one-year. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its peer group for the three- and five-year periods, though it underperformed its benchmark for all periods ended March 31, 2020. The Board also took into account that the Fund outperformed its benchmark in three out of the last five calendar years, and outperformed its peer group in four out of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds International Fund. The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods, though it underperformed its peer group for those same periods. The Board noted, however, that underperformance compared to the peer group was largely driven by comparative underperformance in 2019. In this regard the Board observed that when it evaluated the Fund’s performance one year prior (as of December 31, 2018), the Fund had outperformed its peer group for the one- and three-year periods. The Board also took into account that the Fund outperformed its benchmark in four out of the last five calendar years, and outperformed its peer group for the calendar years 2018 and 2016 (ranking in the 41st and 11th percentiles, respectively). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Moderate Growth Allocation Fund. The Board considered that the Fund outperformed, after expenses, its benchmark for the three- and five-year periods and its custom peer group for the one-, three-, and five-year periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds New World Fund. The Board considered that the Fund outperformed its custom peer group for the one-, three-, and five-year periods and outperformed its benchmark for the one- and three-year periods, though it underperformed its benchmark for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/AQR Large Cap Defensive Style Fund. The Board noted that the Fund had commenced operations only in June 2019 and had less than one calendar year of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AQR Large Cap Relaxed Constraint Equity Fund. The Board considered that the Fund outperformed its custom peer group for the one- and three-year periods, though it underperformed its custom peer group for the five- and ten-year periods and underperformed its benchmark for all periods. The Board also took into account that the current Sub-Adviser has been managing the Fund only since April 24, 2017 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AQR Managed Futures Strategy Fund. The Board considered that the Fund outperformed its benchmark for the since-inception period, though it underperformed its benchmark and peer group for the other periods. The Board further considered that the Fund outperformed its benchmark for the year-to-date, one-year and since-inception periods and outperformed its peer group for the year-to-date period as of March 31, 2020. The Board concluded that, while it continued to monitor the Fund’s performance and possible strategic alternatives to address performance, the Fund’s performance was improving and it would be in the best interests of the Fund and its shareholders to renew the Agreements to allow the sub-adviser time to continue to show performance improvements.

JNL/BlackRock Advantage International Fund. The Board noted that the Fund had commenced operations only in June 2019 and had less than one year of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund outperformed its peer group for all periods. The Board further considered that the Fund outperformed its blended benchmark for the one-year period, though it underperformed for the other periods. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Natural Resources Fund. The Board considered that the Fund outperformed its peer group for the one-year period but underperformed its peer group for the other periods and its benchmark for all periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its peer group for the one-, three- and five-year periods, though it underperformed its benchmark for all periods, ended March 31, 2020. The Board noted, however, that the Fund changed sub-advisers effective September 25, 2017, and that it would be prudent to allow the team more time to develop its performance record as a result of this change. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Large Cap Select Growth Fund. The Board noted that the Fund outperformed its peer group for the three-, five-, and ten-year periods and underperformed its peer group for the one-year period. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods while it underperformed its benchmark for the other periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its peer group for all periods and outperformed its benchmark for the three- and five-year periods ended March 31, 2020. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Boston Partners Global Long Short Equity Fund. The Board noted that the Fund underperformed its benchmark and peer group for all periods. The Board also considered, however, that the Fund outperformed its benchmark for the year-to-date period as of March 31, 2020. The Board also determined that, while it continued to closely monitor the Fund’s performance, it would consider possible strategic alternatives to address performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Causeway International Value Select Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods and outperformed its peer group for the one-, three- and five year periods, though it underperformed its peer group for the ten-year period. The Board noted, however, that the Fund changed sub-advisers in September 2015 and that the Fund’s performance prior to this date was attributable to the previous sub-adviser. It, therefore, concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/ClearBridge Large Cap Growth Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-year period. The Board noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Conservative Allocation Fund.  The Board took into account that the Fund outperformed its benchmark for the one-year period and performed in line with its benchmark for the three-year period and that the Fund outperformed its custom peer group for the one- and three-year periods, though it underperformed its benchmark and custom peer group for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/DFA Growth Allocation Fund. The Board considered that the Fund underperformed, after expenses, its benchmark and custom peer group over the one-year period. The Board also noted, however, that the Fund had commenced operations in April 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/DFA International Core Equity Fund. The Board noted that the Fund had commenced operations only in June 2019 and had less than one calendar year of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA Moderate Growth Allocation Fund. The Board considered that the Fund underperformed, after expenses, its benchmark for the one-year period, while it outperformed its custom peer group over the one-year period. The Board also noted, however, that the Fund had commenced operations in April 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/DFA U.S. Core Equity Fund. The Board considered that the Fund outperformed its peer group for the one-year period, though it underperformed its peer group for the other periods and underperformed its benchmark for all periods. The Board also considered that the Fund outperformed its peer group and benchmark for the fourth quarter of 2019. The Board took into account the Fund’s strong 2016 calendar year returns, noting that the Fund outperformed its benchmark and peer group, ranking in the 13th percentile, during that calendar year. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Small Cap Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board took into account that the Fund outperformed its benchmark and peer group for the fourth quarter of 2019, ranking in the 36th percentile of its peer group. The Board noted, however, that underperformance compared to the peer group was largely driven by comparative underperformance in 2019. In this regard the Board observed that when it evaluated the Fund’s performance one year prior (as of December 31, 2018), the Fund had outperformed its benchmark for the three- and five-year periods and outperformed its peer group for the three-year period and performed in line with its peer group for the five-year period. The Board also considered the Fund’s strong 2016 calendar year returns, noting that the Fund outperformed the benchmark and peer group, ranking in the 12th percentile, during the calendar year. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Core Fixed Income Fund. The Board considered that the Fund outperformed its benchmark for the three-, five- and ten-year periods, though it underperformed its benchmark for the one-year period, and outperformed its peer group for the three-year period, though it underperformed its peer group for the other periods. The Board also took into account that the Fund outperformed its benchmark and peer group in two out of the last three years since the sub-adviser took over portfolio management of the Fund in 2017. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one- and three-year periods. The Board took into account that the Fund outperformed its benchmark for the fourth quarter of 2019 and also considered the Fund’s strong 2018 calendar year returns, noting that the Fund outperformed its benchmark and peer group, ranking in the 11th percentile, during that calendar year. The Board further noted that the Fund had commenced operations only in April 2016 and had just three calendar years of performance data as of December 31, 2019. The Board determined, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Shiller Enhanced CAPE Fund. The Board considered that the Fund outperformed its benchmark and peer group over the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Total Return Fund. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods, though it underperformed its benchmark for the other periods and underperformed its peer group for all periods. The Board also took into account that the Fund outperformed its benchmark in four out of the last five calendar years, and outperformed its peer group for the calendar years 2018 and 2015 (ranking in the 4th and 3rd percentiles, respectively). The Board also considered that the Fund outperformed its benchmark for the fourth quarter of 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Fidelity Institutional Asset Management® Total Bond Fund. The Board considered that the Fund outperformed its benchmark for all periods and its peer group for the one-year period, though it underperformed its peer group for the three-, five-, and ten-year periods. The Board took into account that the current Sub-Adviser has been managing the Fund only since June 24, 2019 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/First State Global Infrastructure Fund. The Board observed that the Fund outperformed its benchmark for the one-year period, though it underperformed its benchmark and peer group for the other periods. The Board further considered that the Fund outperformed its benchmark for the year-to-date, one-, three- and five-year, and since-inception periods as of March 31, 2020. The Board took into account that the current Sub-Adviser has been managing the Fund only since August 13, 2018 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board took into account that the Fund outperformed its benchmark for the fourth quarter of 2019 and also considered the Fund’s recent performance, noting that the Fund outperformed its peer group for the year-to-date period ended March 31, 2020. The Board also considered JNAM’s assertion that it will continue to closely monitor the Fund’s performance. The Board concluded that, while it continued to monitor the Fund’s performance, it would be in the best interest of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Growth Allocation Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board noted that the Fund was re-positioned from a Fund-of-Funds structure to an actively managed strategy effective June 24, 2019, and did not yet have a complete calendar year of performance data reflecting its current structure. The Board noted that it would be prudent to allow the team more time to develop its performance record with the Fund in its current structure. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five- and ten-year periods, though it underperformed its blended benchmark for all periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its blended benchmark for the year-to-date and three-year periods and peer group for the five- and ten-year and since-inception periods ended March 31, 2020 (ranking in the 27th percentile of its peer group for the since-inception period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton International Small Cap Fund. While the Board noted that the Fund underperformed its benchmark and peer group for all periods, it also considered that the Fund has outperformed its benchmark and has ranked in the 47th percentile of its peer group since the sub-adviser took over portfolio management of the Fund in 2010. Further, the Board noted the Fund outperformed its peer group for the calendar year 2018 (ranking in the 36th percentile). The Board concluded that, while it continued to monitor the Fund’s performance, it would consider possible strategic alternatives to address performance. In light of the foregoing, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs 4 Fund (formerly, JNL/S&P 4 Fund). The Board considered the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because it has no true “peers,” its benchmark is the appropriate comparative performance source. The Board considered that the Fund outperformed its peer group for the three- and ten-year periods, though it underperformed its benchmark for all periods. The Board also took into account that, since the Fund invests in four underlying funds, its investment performance will depend on the performance of those underlying funds, each of whose performance is evaluated by the Board separately. The Board further considered that because the Fund changed its principal investment strategy effective April 2020, it would be prudent to allow the team more time to develop its performance record with the Fund under its current principal investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Goldman Sachs Competitive Advantage Fund. (formerly, JNL/S&P Competitive Advantage Fund). The Board considered the Fund’s unique investment mandate as well as information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board took into account that the Fund’s performance surpassed its custom benchmark for the one-, three-, and five- year periods, though it lagged by 0.01% for the ten-year period. The Board also considered that the Fund outperformed its peer group for the ten-year period, though it underperformed its peer group for all other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Dividend Income & Growth Fund (formerly, JNL/S&P Dividend Income & Growth Fund). The Board considered the Fund’s unique investment mandate as well as information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board considered that the Fund outperformed its custom benchmark for the one-, three-, and five-year periods and outperformed its peer group for all periods, though it underperformed its custom benchmark for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs International 5 Fund (formerly, JNL/S&P International 5 Fund). The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with its mandate and that, because it has no true “peers,” the Fund’s custom benchmark is the appropriate comparative performance source. The Board considered that the Fund outperformed its custom benchmark and peer group for the three -year period, while it underperformed its custom benchmark and peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Intrinsic Value Fund (formerly, JNL/S&P Intrinsic Value Fund). The Board considered the Fund’s unique investment mandate, as well as information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board considered that the Fund outperformed its custom benchmark for the one-, three-, and five-year periods, though it lagged for the ten-year period by 0.04%. The Board further considered that the Fund outperformed its peer group for the three- and ten-year periods, though it underperformed its peer group for the one- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Aggressive Growth Fund (formerly, JNL/S&P Managed Aggressive Growth Fund). The Board took into account that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five-, and ten-year periods and outperformed its blended benchmark for the one- and three-year periods, though it underperformed its blended benchmark for the five- and ten-year periods. The Board noted JNAM’s assertion that the custom peer group provides the more meaningful performance comparison for the Fund because the funds included in the peer group are more narrowly screened for similar investment allocations as selected by an independent third party. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Conservative Fund (formerly, JNL/S&P Managed Conservative Fund). The Board considered that, while the Fund underperformed, after expenses, its custom peer group and blended benchmark for all periods, the Fund outperformed, after expenses, its custom peer group in two of the last four calendar years (ranking in the 38th and 37th percentiles in 2018 and 2016, respectively). The Board also considered that the Fund outperformed its blended benchmark and ranked in the 36th percentile of its custom peer group for the fourth quarter of 2019 and outperformed its blended benchmark and ranked in the 28th percentile of its custom peer group for the second quarter of 2020. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Growth Fund (formerly, JNL/S&P Managed Growth Fund). The Board considered that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five-, and ten-year periods and outperformed its blended benchmark for the three-year period, though it underperformed its blended benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Moderate Fund (formerly, JNL/S&P Managed Moderate Fund). The Board considered that, after expenses, the Fund outperformed its custom peer group for the three-, five-, and ten-year periods, though it underperformed for the one-year period. The Board considered that the Fund underperformed its blended benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Moderate Growth Fund (formerly, JNL/S&P Managed Moderate Growth Fund). The Board considered that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five-, and ten-year periods, though it underperformed its blended benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Total Yield Fund (formerly, JNL/S&P Total Yield Fund). The Board considered the Fund’s unique investment mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board considered that the Fund outperformed its custom benchmark for the one-, three-, and five-year periods, though it underperformed for the ten-year period. The Board further considered that the Fund underperformed its peer group for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/GQG Emerging Markets Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period. The Board noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Growth Allocation Fund. The Board considered that the Fund outperformed its custom peer group for all periods and outperformed its benchmark for the one-year period, though it underperformed its benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-year period, though it underperformed its benchmark and custom peer group for the three-year period. The Board also noted that the Fund outperformed its benchmark and custom peer group for two out of the last three calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Heitman U.S. Focused Real Estate Fund. The Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its peer group for the one-year period. The Board noted that the Fund commenced operations in August 2018 and had only one calendar year of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Diversified Dividend Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-year period. The Board noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Growth Fund (formerly, JNL/Oppenheimer Global Growth Fund). The Board considered that the Fund outperformed its benchmark and custom peer group for the one-, three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Real Estate Fund. The Board considered that the Fund outperformed its benchmark for the one-year period though it underperformed its benchmark for the other periods and underperformed its peer group for all periods. The Board also noted that the Fund outperformed its benchmark for the year-to-date, one- and three-year periods ended March 31, 2020. The Board determined that, while it continued to monitor the Fund’s performance, it would consider possible strategic alternatives to address performance. In light of the foregoing, the Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco International Growth Fund. The Board considered that the Fund outperformed its benchmark for the one- and ten-year periods, though it underperformed for the other periods and underperformed its peer group for all periods. The Board further noted that the Fund outperformed its benchmark for three out of the past five calendar years. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for the ten-year and since-inception periods ended March 31, 2020. The Board further considered JNAM’s assertion that it will continue to closely monitor the Fund’s performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund. The Board considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for all other periods and its peer group for all periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for all periods, and outperformed its peer group for the one- and ten-year periods ended March 31, 2020. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL iShares Tactical Growth Fund. The Board considered that the Fund outperformed its custom peer group for the one-, three-, and five-year periods and outperformed its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL iShares Tactical Moderate Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the five-year period, while the Fund underperformed its benchmark and custom peer group for the one- and three-year periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its custom peer group for the one-, three- and five-year periods ended March 31, 2020. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL iShares Tactical Moderate Growth Fund. The Board considered that the Fund outperformed its custom peer group for the three- and five-year periods and outperformed its benchmark for the five-year period, though it underperformed its custom peer group for the one-year period and underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Global Allocation Fund. The Board considered that the Fund outperformed its peer group for all periods, though it underperformed its blended benchmark for all periods. The Board took into account that the current Sub-Adviser has been managing the Fund only since June 24, 2019 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Growth & Income Fund (formerly, JNL/Franklin Templeton Mutual Shares Fund). The Board noted JNAM’s assertion that a custom peer group was more representative of the Fund’s performance given its exposure to international securities. The Board considered that the Fund outperformed its custom peer group for the one- and ten-year periods, though it underperformed its custom peer group for the other periods. The Board also considered that the Fund underperformed its benchmark for all periods. The Board noted, however, that the Fund changed sub-advisers and underwent an investment strategy change in April 2020, and that the Fund’s performance prior to this date was attributable to the previous sub-adviser. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Hedged Equity Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-year period. The Board noted that the Fund commenced operations in August 2018 and had less than two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/PIMCO Real Return Fund and JNL/PPM America Total Return Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard International Strategic Equity Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year and since-inception periods and peer group for the since-inception period, though it underperformed its peer group for the other periods. The Board noted, however, that underperformance compared to the peer group was largely driven by comparative underperformance in 2019. In this regard the Board observed that when it evaluated the Fund’s performance one year prior (as of December 31, 2018), the Fund had outperformed its peer group for the one- and five-year periods. The Board further noted that the Fund outperformed its benchmark for four out of the past five calendar years and its peer group for two out of the past five calendar years, including ranking in the 17th and 19th percentiles of its peer group in 2018 and 2015, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Loomis Sayles Global Growth Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-year period. The Board noted that the Fund commenced operations in August 2018 and had only one calendar year of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the teams more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Bond Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board considered that the Fund’s performance lagged its benchmark for all periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Consumer Staples Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund outperformed its benchmark for the one-year period. The Board noted that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund and JNL/Mellon Small Cap Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, five-, and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with each Fund’s tracking performance for each period and that each Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon DowSM Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the three-, five-, and ten-year periods, though its performance lagged for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Healthcare Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-, three-, and five-year periods, and underperformed its benchmark by one basis point for the ten-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Industrials Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund outperformed its benchmark for the one-year period. The Board noted that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Information Technology Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-, five-, and ten-year periods, and performed in line with its benchmark for the three-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Materials Sector Fund and JNL/Mellon Real Estate Sector Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s respective benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund’s performance lagged its benchmark for the one-year period. The Board noted that each Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Emerging Markets Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Equity Income Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Index 5 Fund. The Board considered that the Fund surpassed its custom benchmark for the three-, five-, and ten-year periods though performance lagged its custom benchmark for the one-year period. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because it has no true “peers,” its custom benchmark is the appropriate comparative performance source. The Board also took into account that, since the Fund invests equally in five underlying funds, its investment performance will depend on the performance of those underlying funds, each of whose performance is evaluated by the Board separately. The Board considered JNAM’s assertion that it was comfortable with the performance of the Fund as the underlying funds had each performed in line with JNAM’s expectations. Given these considerations, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon International Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board took into account that the Fund’s performance surpassed its benchmark for the three-, five-, and ten-year periods though performance lagged its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon MSCI KLD 400 Social Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund outperformed its benchmark for the one-year period. The Board noted that the Fund commenced operations in April 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Nasdaq® 100 Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one- and five-year periods, performed in line with its benchmark for the three-year period, and lagged its benchmark by one basis point for the ten-year period. The Board noted JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Utilities Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board noted that the Fund’s performance lagged its benchmark for each period. However, the Board also noted the Fund’s more recent performance as of March 31, 2020 whereby the Fund’s performance surpassed its benchmark for the one-year period and equaled its benchmark for the three-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/MFS Mid Cap Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods, though it underperformed its benchmark and peer group for the five- and ten-year periods. The Board noted, however, that the Fund changed sub-advisers in April 2017 and that the Fund’s performance prior to this date was attributable to the previous sub-adviser. The Board further considered that it would be prudent to allow the new team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Moderate Allocation Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-year period, though it underperformed its benchmark and custom peer group for other periods. The Board also took into account that because JNAM began managing the Fund in April 2015, the Fund's longer-term performance record includes the performance of a prior investment adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Moderate Growth Allocation Fund. The Board considered that the Fund outperformed its custom peer group for all periods and outperformed its benchmark for the one- and ten-year periods, though it underperformed its benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Morningstar Wide Moat Index Fund. The Board considered that the Fund outperformed its benchmark for the one-year period. The Board noted that the Fund commenced operations in August 2018 and had just one calendar year of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Alternative Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods. The Board also noted that, effective April 2018, an existing sub-adviser was replaced with a new sub-adviser and, effective August 2018, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Emerging Markets Equity Fund (formerly, JNL/Lazard Emerging Markets Fund). The Board considered that the Fund outperformed its benchmark for the one- and ten-year periods, though it underperformed for the other periods. The Board considered that the Fund underperformed its peer group for all periods. The Board noted, however, that, effective April 2020, the existing sub-adviser was replaced with new sub-advisers, and that the Fund’s performance prior to this date was attributable to the previous sub-adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period. The Board also noted that the Fund commenced operations in August 2018 and had just one calendar year of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Mid Cap Fund. The Board noted that the Fund outperformed its peer group for the one- and three-year periods, and outperformed its benchmark for the three-year period, though it underperformed its benchmark for the one-year period. The Board also noted that, effective April 2020, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and outperformed its peer group for the one-, three-, and five-year periods and underperformed its peer group for the ten-year period. The Board also noted that, effective April 2018, an existing sub-adviser was replaced with a new sub-adviser, and, effective October 14, 2019, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods, though it underperformed its benchmark and peer group for the other periods. The Board took into account that the Fund was converted into a multi-manager structure effective September 28, 2015 and, therefore, that the Fund’s performance for periods prior to this date was attributable to the previous sub-adviser. The Board further considered that, effective August 13, 2018, a new sub-adviser replaced one of the existing sub-advisers, and, effective October 14, 2019, a second new sub-adviser replaced one of the existing sub-advisers and began managing a portion of the Fund’s assets. The Board considered that, in light of these recent management changes, it would be prudent to permit the Fund and its current sub-advisers to develop a performance record over a full market cycle. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Commodity Strategy Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Strategic Income Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods, though it underperformed its peer group for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Income Fund. The Board considered that the Fund outperformed its benchmark for the one-year period though it underperformed its peer group for the one-year period. The Board noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Investment Grade Credit Bond Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Floating Rate Income Fund. The Board considered that the Fund outperformed its benchmark for the one- and five-year periods, though it underperformed its benchmark for the three-year period. The Board also considered that the Fund outperformed its peer group for the one-year period, though it underperformed its peer group for the three-, and five-year periods. The Board further considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for the one-, three-, and five-year periods and outperformed its peer group for the one- and three-year periods ended March 31, 2020. The Board noted JNAM’s assertion that the Fund is currently one of the more conservative funds in the peer group and that the Fund is expected to underperform its peers during market cycles more favorable to lower-rated below investment grade securities. The Board further took into account that the Fund outperformed its benchmark for the calendar years 2019, 2016 and 2015, and outperformed its custom peer group for calendar year 2019 and 2016, periods in which higher-quality securities performed better than lower-rated ones. The Board also considered JNAM’s assertion that the Fund’s performance as compared with its peer group is within management’s range of expectations given the Fund’s style and risk profile. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and ten-year periods though it underperformed its benchmark and peer group for the other periods. The Board also took into account that the Fund outperformed its benchmark and peer group in three out of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Small Cap Value Fund. The Board took into account that the Fund outperformed its benchmark for the five-year period and performed in line with its benchmark for the ten-year period, though it underperformed its benchmark for the other periods. The Board also noted that the Fund outperformed its peer group for the three-, five- and ten-year periods, though it underperformed its peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Fundamental Asia Developed Fund and JNL/RAFI® Fundamental Europe Fund. The Board noted each Fund’s unique investment mandate and considered information from JNAM indicating that each Fund is managed in a manner consistent with that mandate and that, because it has no true “peers,” its custom benchmark is the appropriate comparative performance source. The Board considered that each Fund’s performance surpassed its custom benchmark for the three-and five-year periods, though it lagged for the one-year period. The Board further considered that it has previously approved an index strategy change for each Fund effective June 24, 2019. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund’s performance lagged its custom benchmark for all periods but noted that the Fund was within 1.43%, 0.48%, 0.32%, and 0.50% of the custom benchmark for the one-, three-, five-, and ten-year periods, respectively. The Board further considered that it has previously approved an index strategy change for the Fund effective June 24, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Multi-Factor U.S. Equity Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund’s performance surpassed its custom benchmark for the ten-year period, though it lagged its custom benchmark for the one-, three- and five-year periods. The Board further considered that it has previously approved an index strategy change for the Fund effective June 24, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL S&P 500 Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the respective benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund outperformed its benchmark for the one-year period. The Board noted that the Fund commenced operations in September 2017 and had just two calendar years of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Balanced Fund (formerly, JNL/T. Rowe Price Managed Volatility Balanced Fund). The Board considered that the Fund outperformed its blended benchmark and peer group for the one- and three-year periods, though it underperformed its blended benchmark and peer group for the five-year period. The Board further considered that, effective April 2020, the Fund revised its investment strategy to remove the volatility overlay, and that effective August 2018, a new sub-adviser replaced the existing sub-adviser in conjunction with various investment strategy and fee changes to this Fund, including a change from a fund-of-funds structure to an actively managed fund structure. The Board also considered that, because of the recent sub-advisor and various investment strategy changes, it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Capital Appreciation Fund. The Board considered that the Fund outperformed its blended benchmark and peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three-, five-, and ten-year periods, though it underperformed its benchmark and peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the three-, five- and ten-year periods, though it underperformed its benchmark and peer group for the one-year period. The Board also considered that the Fund outperformed its benchmark and peer group (ranking in the 4th percentile) for the since-inception period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods, though it underperformed its peer group for the one-, three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price U.S. High Yield Fund (formerly, JNL/Crescent High Income Fund). The Board considered that the Fund outperformed its custom peer group for the one-year period, though it underperformed its custom peer group for the three-year period and underperformed its blended benchmark for the one- and three-year periods. The Board noted, however, that the Fund changed sub-advisers and revised its investment strategy effective April 2020, and that it would be prudent to allow the team more time to develop its performance record as a result of these changes. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and ten-year periods and its peer group for all periods, though it underperformed its benchmark for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Capital Growth Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-year period. The Board noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard Equity Income Fund. The Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its peer group for the one-year period. The Board noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard Global Bond Market Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board took into account that the Fund underperformed its custom benchmark for the one-year period. The Board further noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that each Fund outperformed its benchmark and custom peer group for the one-year period. The Board noted that each Fund commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Vanguard International Fund and JNL/Vanguard Small Company Growth Fund. The Board considered that each Fund outperformed its benchmark and peer group for the one-year period. The Board noted, however, that each Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard International Stock Market Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board took into account that the Fund underperformed its benchmark for the one-year period. The Board noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of that Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard U.S. Stock Market Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board took into account that the Fund underperformed its benchmark by one basis point for the one-year period. The Board further noted, however, that the Fund had commenced operations in September 2017 and had just two calendar years of performance data as of December 31, 2019. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/WCM Focused International Equity Fund. The Board considered that the Fund outperformed its benchmark for the one- three-, and five-year periods. The Board also considered that the Fund outperformed its peer group for the one-, three-, and five-year periods (ranking in the 5th, 4th and 3rd percentiles of its peer group, respectively). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Westchester Capital Event Driven Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five-, and ten-year periods though it underperformed its blended benchmark for all periods. The Board also considered that the Fund outperformed its blended benchmark for the since-inception period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Government Money Market Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- five-, and ten-year periods and its peer group for the one-, five-, and ten-year periods, though it underperformed its peer group for the three-year period. The Board noted that prior to September 19, 2016, the Fund operated as a prime money market fund and that, effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund. The Board considered that the Fund outperformed its benchmark for the one- and three-year periods and outperformed its peer group for the one-year period, though it underperformed its benchmark for the five- and ten-year periods and underperformed its peer group for the three-, five- and ten-year periods. The Board also took into account the Fund’s recent transition to a new lead portfolio manager and JNAM’s assertion that it is confident in the sub-adviser’s ability to generate positive returns under its new leadership. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board considered each Fund’s total expense ratio and compared that to the average total expense ratio of the peer group. For certain Funds, the Board considered the total expense ratio without the inclusion of, where applicable, transfer agency and Rule 12b-1 fees. This consideration was based on JNAM’s assertion that, due to the composition of certain peer groups that contain both retail and variable annuity funds, the total expense ratio (excluding transfer agency and Rule 12b-1 fees) was a more meaningful source of comparative information. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Funds’ peer groups may change from time to time.

The Board also took into account that various fee reductions and other fee changes were implemented for certain Funds on April 29, 2019, June 24, 2019, October 14, 2019, January 1, 2020, March 1, 2020, April 27, 2020, July 1, 2020, September 1, 2020, and October 1, 2020. It noted that these reductions will serve to further reduce certain Funds’ advisory fees, sub-advisory fees, and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Aggressive Growth Allocation Fund. The Board took into account that the Fund’s advisory fee is equal to its peer group average. The Board considered that the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board also considered that the Fund’s total expense ratio (excluding underlying fund expenses) is within seven basis points of the peer group average. The Board noted that each of the Funds’ underlying funds is subject to individual oversight. The Board also considered that the Fund does not have a sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Balanced Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, and the Fund’s total expense ratio (including Master Fund expenses) is within one basis point of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Blue Chip Income and Growth Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, and the Fund’s total expense ratio (including Master Fund expenses) is within two basis points of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Capital Income Builder Fund. The Board considered that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than their peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Capital World Bond Fund (formerly, JNL/American Funds Global Bond Fund). The Board considered that the Fund’s advisory fee is lower than the peer group average, though its total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds® Global Growth Fund. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is equal to the peer group average and the Fund’s advisory fee is within five basis points of the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Small Capitalization Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is within four basis points of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds® Growth Fund. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is lower than the peer group average, though the advisory fee is higher than the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Allocation Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, and the Fund’s total expense ratio (including underlying fund expenses) is within three basis points of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth-Income Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, though the Fund’s total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board took into account that the Fund’s total expense ratio (including Master Fund expenses) is within six basis points of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds International Fund. The Board noted that the Fund’s advisory fee is lower than the peer group average. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Moderate Growth Allocation Fund. The Board considered that the Fund’s advisory fee is within two basis points of the peer group average, while the Fund’s total expense ratio (including underlying fund expenses) is higher than the peer group average and within five basis points of the peer group median. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds New World Fund. The Board considered that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than their respective peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Invesco International Growth Fund, JNL Government Money Market Fund, JNL/Invesco Global Growth Fund (formerly, JNL/Oppenheimer Global Growth Fund), JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Equity Income Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL S&P 500 Index Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/WMC Balanced Fund, and JNL/WMC Value Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Income Fund, JNL/JPMorgan Midcap Growth Fund, JNL Multi-Manager Emerging Markets Equity Fund (formerly, JNL/Lazard Emerging Markets Fund), and JNL/Lazard International Strategic Equity Fund. The Board considered that each Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though each Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/AQR Large Cap Relaxed Constraint Equity Fund. The Board considered that the Fund’s sub-advisory fee and total expense ratio are lower than their respective peer group averages, though the advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AQR Managed Futures Strategy Fund. The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Fund’s peer group had no other funds with sub-adviser fees. In light of this, the Board considered the sub-advisory fee in the context of the Fund’s overall total expenses. The Board also considered that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective March 1, 2020, which converted to a contractual advisory fee reduction effective April 27, 2020, and implemented a sub-advisory fee reduction, effective March 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund's advisory and sub-advisory fees and total expense ratio are higher than their respective peer group averages. The Board noted that the Fund’s sub-advisory fee is within three basis points of the peer group average and is paid by JNAM (not the Fund). The Board also took into account that JNAM, in conversations with the Board, implemented contractual advisory and sub-advisory fee reductions effective April 27, 2020 and January 1, 2020, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Boston Partners Global Long Short Equity Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than the peer group average. The Fund’s peer group had no other funds with sub-adviser fees. In light of this, the Board considered the sub-advisory fee in the context of the Fund’s overall total expenses. The Board also considered that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver, effective April 29, 2019, and a contractual sub-advisory fee reduction, effective January 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Causeway International Value Select Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the sub-advisory fee is higher than the peer group average. The Board noted, however, that the Fund’s sub-advisory fee is within one basis point of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Conservative Allocation Fund. The Board noted that the Fund’s total expense ratio (excluding and including underlying fund expenses) is lower than its peer group average and while the Fund’s advisory fee is higher than its peer group average, it is within six basis points of the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2018, which converted to a contractual advisory fee reduction effective April 29, 2019. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA Growth Allocation Fund. The Board considered that the Fund’s total expense ratio (including underlying fund expenses) is lower than the peer group average and the Fund’s advisory fee is within one basis point of the peer group average. The Board noted that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA International Core Equity Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages and the sub-advisory fee is equal to the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective March 1, 2020, which converted to a contractual advisory fee reduction effective April 27, 2020,, and implemented a contractual sub-advisory fee reduction, effective March 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA Moderate Growth Allocation Fund. The Board considered that the Fund’s total expense ratio (including underlying fund expenses) is lower than the peer group average and the Fund’s advisory fee is within four basis points of its peer group average. The Board noted that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA U.S. Core Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective October 14, 2019, and a contractual sub-advisory fee reduction effective March 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA U.S. Small Cap Fund. The Board noted that the Fund's advisory fee and total expense ratio are lower than the peer group average. The Board also considered that the Fund’s sub-advisory fee is within four basis points of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective October 14, 2019, and a contractual sub-advisory fee reduction effective March 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Core Fixed Income Fund. The Board took into account that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee and total expense ratio are within four basis points of their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the Fund’s recent performance and the services provided.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund’s sub-advisory fee is lower than its peer group average and its advisory fee and total expense ratio are within four and two basis points of their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Shiller Enhanced CAPE Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and that the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board also considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Total Return Fund. The Board considered that the Fund’s total expense ratio is only five basis points higher than its peer group average, though the Fund’s advisory fee is higher than its peer group average. The Fund’s peer group had no other funds with sub-adviser fees. In light of this, the Board considered the sub-advisory fee in the context of the Fund’s overall total expenses. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Fidelity Institutional Asset Management® Total Bond Fund. The Board considered that the Fund’s sub-advisory fee and total expense ratio are lower than the respective peer group averages and that the Fund’s advisory fee is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered and the services provided.

JNL/First State Global Infrastructure Fund. The Board took into account that the Fund’s sub-advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s advisory fee is within two basis points of its peer group average. The Board considered that, effective August 13, 2018 in conjunction with the sub-adviser change, the Fund’s advisory and sub-advisory fees were reduced. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board took into account that the Fund’s sub-advisory fee is equal to its peer group average and that the Fund’s advisory fee and total expense ratio are higher than their respective peer group averages, though the advisory fee and total expense ratio are within two and three basis points of their peer group averages, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Growth Allocation Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, while its total expense ratio is within five basis points of its peer group average. The Fund’s peer group had no other funds with sub-adviser fees. In light of this, the Board considered the sub-advisory fee in the context of the Fund’s overall total expenses. The Board further considered that, in connection with the Fund’s structural changes, there was a reduction in the Fund’s total expense ratio effective April 29, 2019. The Board also took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective June 24, 2019, which converted to a contractual advisory fee reduction in April 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton International Small Cap Fund. The Board noted that the Fund’s advisory fee is lower than its peer group average, though the Fund’s sub-advisory fee and total expense ratio are higher than their respective peer group averages. The Board noted, however, that the

Fund’s sub-advisory fee and total expense ratio are within two and four basis points of their peer group averages, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs 4 Fund (formerly, JNL/S&P 4 Fund). The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio (excluding and including underlying fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Competitive Advantage Fund (formerly, JNL/S&P Competitive Advantage Fund) and JNL/Goldman Sachs Intrinsic Value Fund (formerly, JNL/S&P Intrinsic Value Fund). The Board considered that each Fund’s advisory fee is lower than the peer group average, each Fund’s sub-advisory fee is within three basis points of the peer group average and each Fund’s total expense ratio equal to the peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Dividend Income & Growth Fund (formerly, JNL/S&P Dividend Income & Growth Fund). The Board considered that the Fund’s advisory fee and total expense ratio are lower than the respective peer group averages, while the Fund’s sub-advisory fee is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs International 5 Fund (formerly, JNL/S&P International 5 Fund). The Board considered that the Fund’s advisory fee is lower than the peer group average and the Fund’s sub-advisory fee is within four basis points of the peer group average, while the total expense ratio is higher that the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Aggressive Growth Fund (formerly, JNL/S&P Managed Aggressive Growth Fund). The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and the Fund’s total expense ratio (including underlying fund expenses) is within three basis points of its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within six basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Conservative Fund (formerly, JNL/S&P Managed Conservative Fund). The Board took into account that the Fund’s advisory fee and total expense ratio (including and excluding underlying fund expenses) are higher than their respective peer group averages. The Board noted, however, that the Fund’s advisory fee is within one basis point of its peer group average. The Fund’s peer group had no other funds with sub-adviser fees. In light of this, the Board considered the sub-advisory fee in the context of the Fund’s overall total expenses. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Growth Fund (formerly, JNL/S&P Managed Growth Fund). The Board considered that the Fund’s sub-advisory fee is equal to the peer group average and that the Fund’s advisory fee is within one basis point of the peer group average. The Board noted that the Fund’s total expense ratio (excluding underlying fund expenses) is within six basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Moderate Fund (formerly, JNL/S&P Managed Moderate Fund). The Board considered that the Fund’s sub-advisory fee is equal to the peer group average and that the Fund’s advisory fee is within one basis point of the peer group average. The Board noted that the Fund’s total expense ratio (excluding underlying fund expenses) is within five basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Moderate Growth Fund (formerly, JNL/S&P Managed Moderate Growth Fund). The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee is equal to the peer group average. The Board also noted that the total expense ratio (excluding underlying fund expenses) is within five basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Total Yield Fund (formerly, JNL/S&P Total Yield Fund). The Board considered that the Fund’s advisory fee is lower than the peer group average, while the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s sub-advisory fee and total expense ratio are within four basis points and one basis point of their peer group averages, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/GQG Emerging Markets Equity Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than the respective peer group averages, though its sub-advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Growth Allocation Fund. The Board took into account that the Fund’s advisory fee is lower than its peer group average. The Board considered that the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board also considered that the Fund’s total expense ratio (excluding underlying fund expenses) is within seven basis points of the peer group average. The Board noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s advisory fee is within three basis points of the peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver and contractual sub-advisory fee reduction effective September 1, 2018, which converted to a contractual advisory fee reduction effective April 29, 2019. The Board further considered that JNAM, in conversations with the Board, implemented an additional contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Heitman U.S. Focused Real Estate Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average though the Fund’s sub-advisory fee and total expense ratio are higher that the respective peer group averages. The Board further considered that the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Diversified Dividend Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee and total expense ratio are higher than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Global Real Estate Fund. The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board further considered that the Fund’s sub-advisory fee, though higher than its peer group average, is within five basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, though the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s total expense ratio is within five basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL iShares Tactical Growth Fund and JNL iShares Tactical Moderate Fund. The Board considered that each Fund's advisory and sub-advisory fees and total expense ratio (including underlying expenses) are lower than the respective peer group averages. The Board considered that JNAM, in conversations with the Board, reduced each Fund's sub-advisory fee through contractual fee reductions effective October 1, 2020. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL iShares Tactical Moderate Growth Fund. The Board considered that the Fund's advisory and sub-advisory fees are lower than the respective peer group averages and the Fund’s total expense ratio (including underlying expenses) is within four basis points of its peer group average. The Board considered that JNAM, in conversations with the Board, reduced the Fund's sub-advisory fee through contractual fee reductions effective October 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Global Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages, while the Fund’s total expense ratio is within two basis points of its peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective April 29, 2019. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective June 24, 2019, which converted to a contractual advisory fee reduction effective October 14, 2019. The Board further considered that JNAM, in conversations with the Board, implemented contractual advisory and sub-advisory fee reductions, effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Growth & Income Fund (formerly, JNL/Franklin Templeton Mutual Shares Fund). The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented contractual advisory and sub-advisory fee reductions, effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Hedged Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are below their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual sub-advisory fee reduction, effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Bond Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy

Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Real Estate Sector Fund, and JNL/Mellon Utilities Sector Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board took into account that JNAM, in conversations with the Board implemented contractual sub-advisory fee reductions effective October 1, 2020. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Index 5 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio (excluding underlying fund expenses) is lower than its peer group average and each of the Fund’s underlying funds is subject to individual oversight by the Board. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Nasdaq® 100 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and the Fund’s total expense ratio is equal to the peer group average. The Board took into account that JNAM, in conversations with the Board implemented a contractual sub-advisory fee reduction effective October 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon S&P 500 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is within four basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/MFS Mid Cap Value Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages and its sub-advisory fee is within two basis points of its peer group average. The Board took into account that JNAM, in conversations with the Board implemented a contractual sub-advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Allocation Fund. The Board noted that the Fund’s total expense ratio (including and excluding underlying Fund expenses) is lower than its peer group average and while the Fund’s advisory fee is higher than its peer group average, it is within eight basis points of the peer group average. The Board considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 29, 2019. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Growth Allocation Fund. The Board took into account that the Fund’s advisory fee is equal to its peer group average, while the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board noted that the Fund’s total expense ratio (excluding underlying Fund expenses) is only six basis points higher than the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Morningstar Wide Moat Index Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average though the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board noted that the Fund’s sub-advisory fee and total expense ratio are within one basis point and nine basis points of the peer group averages, respectively. The Board took into account that JNAM, in conversations with the Board implemented a contractual sub-advisory fee reduction effective October 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL Multi-Manager Alternative Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than their respective peer group averages, though its total expense ratio is equal to the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented contractual sub-advisory fee reductions, effective January 1, 2020 and September 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and its sub-advisory fee is within two basis points of the peer group average. The Board further considered that the Fund’s total expense ratio is equal to the peer group average. The Board noted that the Fund’s sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, though its sub-advisory fee and total expense ratio are higher than their respective peer group averages. The Board noted that the Fund’s sub-advisory fee and total expense ratio are within five basis points and six basis points of their respective peer group averages and that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is higher than the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented a contractual sub-advisory fee reduction, effective October 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Small Cap Value Fund and JNL/Neuberger Berman Strategic Income Fund. The Board considered that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board further noted that each Fund’s total expense ratio is equal to its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Commodity Strategy Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Fund’s peer group had no other funds with sub-adviser fees. In light of this, the Board considered the sub-advisory fee in the context of the Fund’s overall total expenses. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Income Fund. The Board considered that the Fund’s advisory and sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board noted that the Fund’s advisory fee and total expense ratio are within two basis points and one basis points of their peer group averages, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Investment Grade Credit Bond Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and that the Fund’s sub-advisory fee is within three basis points of the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented a contractual sub-advisory fee reduction, effective March 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, the Fund’s total expense ratio is within four basis points of the peer group average and the Fund’s sub-advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Floating Rate Income Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group average. The Board noted that the Fund’s total expense ratio is within two basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/RAFI® Fundamental Asia Developed Fund and JNL/RAFI® Fundamental Europe Fund. The Board considered that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that each Fund’s total expense ratio is within four basis points of its respective peer group average. The Board further considered that JNAM, in conversations with the Board, implemented, for each Fund, a contractual sub-advisory fee reduction effective October 1, 2020. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is within one basis point of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual sub-advisory fee reduction, effective October 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

  JNL/RAFI® Multi-Factor U.S. Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that the Fund’s total expense ratio is equal to the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual sub-advisory fee reduction effective October 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Balanced Fund (formerly, JNL/T. Rowe Price Managed Volatility Balanced Fund). The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual sub-advisory fee reduction, effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Capital Appreciation Fund. The Board considered that the Fund's advisory fee and sub-advisory fee are lower than their respective peer group averages, while the Fund’s total expense ratio is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than the respective peer group averages, while the Fund’s sub-advisory fee is within two basis points of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual sub-advisory fee reduction, effective July 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and that the Fund’s sub-advisory fee is within four basis points of its peer group average. The Board further considered that JNAM, in conversations with the Board, converted the Fund’s advisory fee waiver to a contractual fee reduction effective April 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price U.S. High Yield Fund (formerly, JNL/Crescent High Income Fund). The Board considered that the Fund’s advisory fee is lower than its peer group average and its sub-advisory fee is within four basis points of its peer group average, though the total expense ratio is higher than the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective April 27, 2020, and a contractual sub-advisory fee reduction, effective March 1, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Capital Growth Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, while the Fund’s total expense ratio (including Master Fund expenses) is within two basis points of the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Equity Income Fund and JNL/Vanguard International Fund. The Board considered that each Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than their respective peer group averages. The Board also considered that each Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund. The Board considered that each Fund’s advisory fee and total expense ratio (including underlying fund expenses) are lower than their respective peer group averages. The Board also considered that the Funds have no sub-advisory fees. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio (including underlying fund expenses) are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented contractual sub-advisory fee reductions effective October 1, 2020. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Vanguard Small Company Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than its peer group averages. The Board also considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WCM Focused International Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the peer group average, though the Fund’s total expense ratio is higher than, but within five basis points of, the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Westchester Capital Event Driven Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Government Money Market Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group average and the Fund’s total expense ratio is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and each Sub-Adviser at arm’s-length.  These sub-advisory fees are paid by JNAM to each Sub-Adviser.  For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints.  Additionally, to the extent that JNAM is waiving its advisory fee with respect to a certain Fund, it may also be benefitting from the breakpoints in sub-advisory fees.  The Board concluded that the sub-advisory fee schedules, where applicable, in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and each Sub-Adviser.  The Board also considered JNAM’s fee waivers for certain Funds, pursuant to which it has reduced its fees and reimburses other expenses of the Funds, as applicable, to reduce the total annual operating expenses of the Funds.  The Board determined that profits realized by JNAM and each Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain Sub-Advisers pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that Sub-Advisers are not required to participate in the meetings and that recommendations to hire or fire Sub-Advisers are not influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Fund(s). The Board also considered that, in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and/or the securities lending agent for the Funds, as well as for JNL Investors Series Trust. The Board considered that each service provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.

* The meetings were held via videoconference in reliance on exemptive orders issued by the Securities and Exchange Commission on March 13, March 25 and June 19, 2020. See Release No. IC-33817 (March 13, 2020); Release No. IC-33824 (March 25, 2020); and Release No. IC-33897 (June 19, 2020).

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreements (“Advisory Agreements”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on December 1-3, 2020, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the approval of a new unitary fee agreement (“Master Fund Advisory Agreement”) for the following five new Funds (each a “New Master Fund” and collectively, the “New Master Funds”):

 JNL Mid Cap Index Fund

 JNL Small Cap Index Fund

 JNL Bond Index Fund

 JNL International Index Fund

 JNL Emerging Markets Index Fund

The Board noted that the proposal to approve the new Master Fund Advisory Agreement with respect to the New Master Funds was in connection with the reorganization of certain existing index funds (“Index Funds”) into corresponding feeder funds (“Feeder Funds”) and the creation of corresponding New Master Funds, effective April 26, 2021.

The Board, including the Independent Trustees, also considered information relating to the addition of the following four new Funds to the existing Advisory Agreement:

 JNL/American Funds® Bond Fund of America Fund

 JNL/Baillie Gifford U.S. Equity Growth Fund

 JNL/Morningstar PitchBook Listed Private Equity Index Fund

 JNL U.S. Large Cap Index Fund

The Board, including the Independent Trustees, also considered information relating to amendments to the existing Sub-Advisory Agreement with Mellon Investments Corporation (“Mellon”) in connection with the launch of the New Master Funds, JNL Morningstar PitchBook Listed Private Equity Index Fund, a new series of the Trust, and JNL U.S. Large Cap Index Fund, a new series of the Trust. The Board, including the Independent Trustees, also considered information relating to the appointment of Mellon as Sub-Adviser to the JNL/Vanguard U.S. Stock Market Index Fund (an existing series of the Trust to be renamed the JNL/Mellon U.S. Stock Market Index Fund) in connection with the fund’s conversion from a feeder fund to a sub-advised fund effective April 26, 2021, and a corresponding amendment to the Trust’s existing Sub-Advisory Agreement with Mellon. The Board, including the Independent Trustees, also considered information relating to the appointment of Mellon and Goldman Sachs Asset Management, L.P. (“GSAM”) as Sub-Advisers to the JNL/Goldman Sachs 4 Fund in connection with the fund’s conversion from a fund-of-funds to a sub-advised fund effective April 26, 2021, and corresponding amendments to the Trust’s existing Sub-Advisory Agreements with Mellon and GSAM, respectively.

The Board, including the Independent Trustees, also considered information relating to a new Sub-Advisory Agreement between JNAM and Baillie Gifford Overseas Limited (“Baillie Gifford”), whereby Baillie Gifford would serve as the Sub-Adviser for the JNL/Baillie Gifford U.S. Equity Growth Fund, a new series of the Trust. The Board, including the Independent Trustees, also considered information relating to the appointment of Baillie Gifford as Sub-Adviser to the JNL/Vanguard International Fund (an existing series of the Trust to be renamed the JNL/Baillie Gifford International Growth Fund) in connection with the fund’s conversion from a feeder fund to a sub-advised fund effective April 26, 2021, and as Sub-Adviser to the JNL Multi-Manager International Small Cap Fund, and a corresponding new Sub-Advisory Agreement with Baillie Gifford.

The Board, including the Independent Trustees, also considered information relating to the appointment of Kayne Anderson Rudnick Investment Management, LLC (“KAR”) as Sub-Adviser to the JNL Multi-Manager Alternative Fund and a corresponding amendment to the Trust’s existing Sub-Advisory Agreement with KAR.

The Board, including the Independent Trustees, also considered information relating to the appointment of Wellington Management Company LLP (“Wellington”) to replace Invesco Advisers, Inc. as Sub-Adviser to the JNL/Invesco Global Real Estate Fund (an existing series of the Trust to be renamed the JNL/WMC Global Real Estate Fund) and as Sub-Adviser to the JNL/Vanguard Equity Income Fund (an existing series of the Trust to be renamed the JNL/WMC Equity Income Fund) in connection with the fund’s conversion from a feeder fund to a sub-advised fund effective April 26, 2021, and corresponding amendments to the Trust’s existing Sub-Advisory Agreement with Wellington.

The Board, including the Independent Trustees, also considered information relating to a new Sub-Advisory Agreement between JNAM and River Road Asset Management, LLC (“River Road”), whereby River Road would serve as a Sub-Adviser for the JNL Multi-Manager Small Cap Value

Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements. With respect to its approval of an amendment to the Sub-Advisory Agreement with each of Mellon, GSAM, KAR and Wellington, the Board noted that these Sub-Advisory Agreements were with Sub-Advisers that already provide services to one or more existing Funds in the Trust. Thus, with respect to these Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser and Sub-Advisers for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Advisers through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Advisers and to consider the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by JNAM and the Sub-Advisers.

For each New Fund, the Board considered the services to be provided by JNAM, including, but not limited to, the oversight of each Sub-Adviser, as applicable, pursuant to the Trust’s “Manager of Managers” exemptive relief, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, in connection with its approval of the Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the series of the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who are and would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by JNAM under the applicable Advisory Agreement and each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

New Funds:

JNL/American Funds® Bond Fund of America Fund. The Board took into account that the Fund had not commenced operations and that there was no Fund performance data to review. The Board considered that the Fund will be structured as a “feeder fund” that will invest virtually all of its assets in a “master fund” offered by the American Funds Insurance Series (the “Master Fund”). The Board considered the performance of the Fund’s Master Fund as compared to the Master Fund’s benchmark and peer group returns. The Board considered that the Master Fund outperformed its benchmark and peer group for the one-, three-, five- and ten-year periods ended September 30, 2020.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreement.

JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund and JNL U.S. Large Cap Index Fund. The Board took into account that the Funds had not commenced operations and there was no Fund performance data to review. The Board reviewed the performance of each proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to each Fund’s proposed benchmark index and peer group returns. The Board concluded it would be in the best interests of each Fund and its potential shareholders to approve the Agreements.

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund and JNL Small Cap Index Fund. The Board took into account that the Funds had not commenced operations and there was no Fund performance data to review. The Board considered that each Fund is a Master Fund and was created in connection with the reorganization of certain Index Funds into Feeder Funds. The Board further considered that Mellon, the proposed sub-adviser, has advised each Fund’s corresponding Index Fund since inception, and also considered that the investment strategy of each Master Fund would be the same as its corresponding Feeder Fund. As such, the Board considered the performance of the Index Funds. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

Sub-Adviser Replacements and Additions for Existing Funds:

JNL/Goldman Sachs 4 Fund. The Board considered the performance of the Sub-Advisers’ investment mandate with a similar investment strategy compared to the Fund and the Fund's benchmark and peer group returns. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreements.

JNL/Invesco Global Real Estate Fund (to be renamed JNL/WMC Global Real Estate Fund), JNL/Multi-Manager Alternative Fund, JNL/Multi-Manager Small Cap Value Fund, JNL/Vanguard International Fund (to be renamed JNL/Baillie Gifford International Growth Fund) and JNL/Vanguard Equity Income Fund (to be renamed JNL/WMC Equity Income Fund). The Board reviewed the performance of each Fund’s proposed Sub-Adviser’s investment mandate with similar investment strategies and composite performance as compared to each Fund, each Fund’s benchmark index and each Fund’s peer group returns, respectively. The Board concluded it would be in the best interests of each Fund and its shareholders to approve each Sub-Advisory Agreement.

JNL/Multi-Manager International Small Cap Fund and JNL/Vanguard U.S. Stock Market Index Fund (to be renamed JNL/Mellon U.S. Stock Market Index Fund). The Board considered the performance of each Fund’s Sub-Adviser’s investment mandate with a similar investment strategy compared to each Fund and each Fund's benchmark and peer group returns. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve each Sub-Advisory Agreement.

Costs of Services

  The Board reviewed the fees to be paid to the Adviser and each Sub-Adviser as applicable.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund), and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund, as applicable, is set forth below:

New Funds:

JNL/American Funds® Bond Fund of America Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and the Fund’s total expense ratio (including Master Fund expenses) is equal to its peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Baillie Gifford U.S. Equity Growth Fund and JNL U.S. Large Cap Index Fund. The Board considered that each Fund's advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund and JNL Small Cap Index Fund. The Board considered that each Fund pays a unitary fee to JNAM for advisory, administrative and other services. The Board considered that each Fund's unitary fee was lower than the average advisory fee of its respective peer group and that the sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Morningstar PitchBook Listed Private Equity Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than its peer group average and its total expense ratio (including underlying expenses) is within one basis point of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Sub-Adviser Replacements and Additions for Existing Funds:

JNL/Goldman Sachs 4 Fund. The Board noted that the appointment of the Fund’s Sub-Advisers is being proposed in conjunction with various investment strategy and fee changes to this Fund, including a change from a fund-of-funds to a sub-advised fund. In this regard, the Board considered the proposed sub-advisory fees, noting that the Fund does not currently have a sub-advisory fee and that the proposed sub-advisory fees are lower than the peer group average. It further noted that the proposed advisory fee is higher than the current advisory fee but that the proposed total expense ratio is lower than the current total expense ratio. It also noted that the proposed total expense ratio is lower and the proposed advisory fee is higher than the respective peer group averages. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Invesco Global Real Estate Fund (to be renamed JNL/WMC Global Real Estate Fund). The Board considered that the proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the proposed advisory fee is lower than the current advisory fee and the peer group average. The Board also noted that the total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than both the current total expense ratio and the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Multi-Manager Alternative Fund. The Board considered that the Fund’s total expense ratio is equal to its peer group average, while its sub-advisory fee is higher than its peer group average. The Board noted that in conjunction with the Sub-Adviser addition, the Fund’s advisory and sub-advisory fees and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fee is in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Multi-Manager International Small Cap Fund. The Board considered that the Fund’s total expense ratio is equal to its peer group average and that its sub-advisory fee is higher than, but within two basis points of its peer group average. The Board noted that in conjunction with the Sub-Adviser addition, the Fund’s advisory and sub-advisory fees and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fee is in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Multi-Manager Small Cap Value Fund. The Board considered that the Fund’s sub-advisory fee is lower than its peer group average and its total expense ratio is equal to its peer group average. The Board noted that in conjunction with the Sub-Adviser addition, the Fund’s advisory and sub-advisory fees and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fee is in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Vanguard Equity Income Fund (to be renamed JNL/WMC Equity Income Fund) and JNL/Vanguard International Fund (to be renamed JNL/Baillie Gifford International Growth Fund). The Board noted that the appointment of each Fund’s Sub-Adviser is being proposed in conjunction with a change from a fund-of-funds to a sub-advised fund. In this regard, the Board considered each Fund’s proposed sub-advisory fee, noting that neither Fund currently has a sub-advisory fee and that the proposed sub-advisory fee is lower than the peer group average. It further noted that each Fund’s proposed advisory fee is higher than the current advisory fee and each Fund’s proposed total expense ratio is equal to the current total expense ratio. It also noted that, for each Fund, the proposed advisory fee and the proposed total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services to be provided.

JNL/Vanguard U.S. Stock Market Index Fund (to be renamed JNL/Mellon U.S. Stock Market Index Fund). The Board noted that the appointment of the Fund’s Sub-Adviser is being proposed in conjunction with various investment strategy and fee changes to the Fund, including a change from a fund-of-funds to a sub-advised fund. In this regard, the Board considered the proposed sub-advisory fee, noting that the Fund does not currently have a sub-advisory fee and that the proposed sub-advisory fee is lower than the peer group average. It further noted that the total expense ratio is lower than the current total expense ratio. It also noted that the proposed advisory fee and the proposed total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and each Sub-Adviser.  The Board also considered JNAM’s fee waivers for certain Funds, pursuant to which it has reduced its fees and reimburses other expenses of the Funds, as applicable, to reduce the total annual operating expenses of the Funds. The Board determined that profits realized by JNAM and each existing Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the advisory fee arrangements for each Fund, except for the unitary fee agreement with the New Master Funds, contain breakpoints that decrease the fee rate as assets increase. The Board noted that although the agreement for the New Master Funds does not contain breakpoints, to the extent the New Master Funds are successful in increasing assets from the RIA distribution channel, the Feeder Funds should benefit through economies of scale achieved by the Master Funds. The Board also noted that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rates, with the exception of the Baillie Gifford-managed sleeve of the JNL Multi-Manager International Small Cap Fund and the River Road-managed sleeve of the JNL Multi-Manager Small Cap Value Fund. The Board also noted that the sub-advisory fee for each Fund is and will be paid by JNAM (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings do not yield a profit to the distributor that a sub-adviser is not required to participate in the meetings and that recommendations to hire or fire sub-advisers are not influenced by the sub-adviser’s willingness to participate in the meetings. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationships with the Funds, the Board noted that the Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Advisers as a result of their relationship with the Funds.

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS AND NEW DISTRIBUTION AGREEMENT IN CONNECTION WITH THE CHANGE OF CONTROL OF JACKSON NATIONAL ASSET MANAGEMENT, LLC FOR JNL SERIES TRUST AND JNL INVESTORS SERIES TRUST (EACH A "TRUST" AND, COLLECTIVELY THE "TRUSTS")

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), provides that, when each fund that is a series of the Trusts (each, a “Fund” and, collectively, the “Funds”), enter into new investment advisory agreements ("Advisory Agreements") with Jackson National Asset Management, LLC ("JNAM" or the “Adviser”), new investment sub-advisory agreements between JNAM and each Fund’s sub-adviser, new investment sub-sub-advisory agreements between each Fund’s sub-adviser and sub-sub-adviser, as applicable, (together, the “Sub-Advisory Agreements”) and new distribution agreements (“Distribution Agreement”) with Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), the Board of Trustees (the "Board") of the Trusts, including a majority of the Board members who have no direct or indirect interest in the Advisory Agreement, Sub-Advisory Agreements or Distribution Agreement, and who are not "interested persons" of the Trusts , as such term is defined under the 1940 Act (the "Independent Trustees"), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on October 20-21, 2020 and December 1-3, 2020 in determining whether to approve new advisory agreements, new sub-advisory agreements, new sub-sub-advisory agreements and new distribution agreements for the Funds in connection with the Separation Plan, as defined and discussed below.

The Board noted that Prudential plc has announced its intention to pursue a full separation of Jackson National Insurance Company (“Jackson National”), an indirect subsidiary of Prudential plc and a parent company of JNAM and JNLD (such divestment, the “Separation Plan”). JNAM is investment adviser for each Fund. Prudential plc has announced its intention to divest Jackson National over time through an initial public offering of Jackson Financial Inc. (“JFI”), the indirect parent company of Jackson National, common stock (the “IPO”), followed by full divestment over two and a half years. Divestment options remain open, and Prudential plc’s divestment of Jackson National may take place by means of a full demerger or partial demerger or spinoff of the common stock of JFI held by Prudential plc (the “Demerger”) to Prudential plc’s existing shareholders which would result in the divestment of JFI immediately or over time, as the case may be.

The Board recognized that the Separation Plan contemplates an IPO or Demerger and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory agreements, sub-advisory agreements, sub-sub-advisory agreements and distribution agreements for the Funds would terminate and trigger the necessity for new agreements, which would require the approval of the Board and the shareholders of each Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the Separation Plan on the Funds, the Adviser and its affiliates, including the Distributor, including the Adviser's and Distributor’s expected ability prior to, during and after the separation to perform the same level of service to the Funds as they currently provide. In this regard, the Board noted that the Adviser and its affiliates do not currently anticipate that the Separation Plan would have a material adverse impact on the Adviser and its affiliates, the Funds or their operations and administration.

Each of the Funds is subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory or sub-sub-advisory agreement, and any distribution agreement must terminate automatically upon its "assignment." As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a "Change of Control Event." It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates an IPO or Demerger which are expected to result ultimately in a direct or indirect Change of Control Event for the Adviser and for the Distributor, which in turn would result in the automatic termination of the current advisory agreements, current sub-advisory agreements, current sub-sub-advisory agreements, and current distribution agreements (together, the "Current Agreements"). The decisions by the Board, including a majority of the Independent Trustees, to approve the proposed advisory agreements, proposed sub-advisory agreements, proposed sub-sub-advisory agreements, and proposed distribution agreements for the Funds (together, the "Proposed Agreements") were based on a determination by the Board that it would be in the best interests of the shareholders of the Funds for the Adviser, each Fund’s sub-adviser and sub-sub-adviser, as applicable, (each, a “Sub-Adviser”) and Distributor to continue providing investment advisory, sub-advisory, sub-sub-advisory and distribution services to the Funds, as applicable and without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO or the Demerger may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of the Proposed Agreements and any future agreements that may become effective upon certain Change of Control Events following the IPO (but not the Demerger) will permit the Funds to benefit from the continuation of services by the Adviser, the Sub-Advisers and the Distributor throughout the Separation Plan without the need for multiple shareholder meetings. The Board observed, based on the advice of counsel to Jackson National, that the staff of the U.S. Securities and Exchange Commission should not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other things, the quality, extent and nature of the services currently being provided by the Adviser, the Sub-Advisers and the Distributor under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board's annual review of the Current Agreements, which were most recently approved for continuation at a meeting of the Board held on August 25-27, 2020.1

The Independent Trustees were advised by independent legal counsel in connection with their review of the Current Agreements and approval of the Proposed Agreements. Based on its review of the Current Agreements, the Board concluded, in light of all factors it deemed relevant, that the approval of the Current Agreements was in the best interests of the Funds and their shareholders and that the fee rates set forth in the Current Agreements were fair. Among other factors, the Board considered: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM, each Sub-Adviser and JNLD through their relationship with the Trusts.

In connection with its approval of the Proposed Agreements, on October 20-21, 2020 and on December 1-3, 2020, the Board considered its conclusions in connection with its August 25-27, 2020 approvals of those Current Agreements that were in effect on that date, including the Board's general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also on December 1-3, 2020, the Board considered a representation made to it on that date by the Adviser, each Sub-Adviser and Distributor that, other than certain updates provided for the Board’s consideration, there were no additional developments not already disclosed to the Board since August 25-27, 2020 that it deemed material and significant to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Adviser, Distributor and their affiliates that render other services to the Funds. When making its decision on December 1-3, 2020, the Board took into account that it had posed ongoing inquiries to, and received regular updates from, the Adviser and from Jackson National relating to the Separation Plan, including at a Board meeting on October 20-21, 2020.

The Independent Trustees’ due diligence process included an extensive review and analysis of additional information regarding the anticipated Separation Plan and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of Jackson National and its affiliates, including JNAM and JNLD, throughout implementation of the Separation Plan and thereafter. In this connection, the Trustees considered that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Funds, including investment advisory, distribution, administrative and support services, and that it would be in the Funds' best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered Jackson National’s, JNAM’s and JNLD’s anticipated future plans related to capitalization, operational matters, the retention of staffing and related compensation structures, as well as the importance of the investment management operations within the Jackson National business structure going forward.

Among other steps in its due diligence process, the following actions were taken and considered by or on behalf of the Board:

1. The Independent Trustees solicited and received ongoing advice regarding the Board's legal duties from independent legal counsel for the Independent Trustees, which law firm has extensive experience regarding such matters.

2. The Independent Trustees, with assistance from independent legal counsel, prepared written inquiries to Jackson National, the Adviser, the Distributor and their affiliates regarding the IPO, Separation Plan, and the potential impact of the IPO and the Separation Plan on the Funds, if any, and on the business and operations of Jackson National and its affiliated entities, including JNAM and JNLD.

3. The Board received written responses from Jackson National, the Adviser, the Distributor and their affiliates pursuant to inquiries made on the Board's behalf. The Board had the opportunity to review these and other materials, ask questions and request further information in connection with its consideration of the Proposed Agreements.

4. The Board requested and participated in meetings involving presentations from the President and Chief Executive Officer of Jackson National, as well as from senior management of the Adviser. The Board also requested and had such meetings with the Trust’s Chief Compliance Officer and Vice President of Finance and Risk who, as a matter of course, report directly to the Board.

5. The Board received and reviewed the preliminary registration statement of JFI relating to the IPO (“Registration Statement”). In this connection, the Board considered, among other matters: the anticipated arrangements between Prudential plc and JFI over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised; and other information provided by the Adviser and its affiliates.

6. At meetings held on October 20-21, 2020 and December 1-3, 2020,2 the Board, among other actions, evaluated the responsive due diligence information provided to date by Jackson National, the Adviser, the Distributor and their affiliates, and considered input from independent legal counsel to the Independent Trustees of the Trust, counsel to Jackson National, and others regarding the Registration Statement and Separation Plan.

7. Among the information provided by Jackson National to the Board in response to the written inquiries prepared on behalf of the Independent Trustees were assurances that Jackson National and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services provided by the Adviser and the Distributor include, but are not limited to, portfolio management services, administrative services, and distribution services. In this regard, the Board considered representations by the Adviser and the Distributor that their separation from Prudential plc as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Funds. The Board also considered that the Jackson National’s assertion that the Adviser and the Distributor are core businesses to Jackson National and are critical to Jackson National’s future business plans, and note that this could provide a strong incentive to Jackson National to provide appropriate resource allocations to support those businesses.

8. The Board considered representations by the Adviser and the Distributor that approval of the Proposed Agreements would be necessary for the Funds to continue receiving investment advisory, sub-advisory, sub-sub-advisory and distribution services from the Adviser, each Sub-Adviser and Distributor, respectively, following the Change of Control Events contemplated by the Separation Plan.

9. The Board considered representations by the Adviser and Distributor, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantively identical to and, in any event, are no less favorable to the Funds than, the terms of the corresponding Current Agreements.

10. The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Funds in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser’s and Distributor’s representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Funds and their Adviser, Sub-Adviser and Distributor currently operate, including contractual provisions relating to fees and expenses.

11. The Board considered representations by the Adviser, the Distributor and their affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser and Distributor can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Funds, including the continuity of the Funds’ portfolio managers and other personnel responsible for the management operations of the Funds; or (ii) the investment objective of or the principal investment strategies used to manage any of the Funds.

12. The Board received assurances from Jackson National that it is committed to maintaining appropriate levels of overall staffing and ongoing resources and service quality for JNAM and JNLD and that Jackson National will not take any action during implementation of the Separation Plan to materially reduce the levels of these resources prior to reviewing the anticipated action with the Board. In addition, the Board noted that Jackson National will have an incentive to allocate appropriate resources to support these businesses in light of the importance of the asset management operations to the overall success of Jackson National.

13. The Board considered that Jackson National has agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

14. The Board considered the advice provided by independent legal counsel to the Funds and the Independent Trustees, and provided by the Adviser with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board's role and responsibilities with respect to Prudential plc's divestment of Jackson National.

15. The Board considered certain potential benefits to shareholders of the Funds of the transactions contemplated by the Separation Plan.

16. The Board considered the potential benefits to be realized by the Adviser, the Distributor and their affiliates, and each Sub-Adviser as a result of the Proposed Agreements.

17. The Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon written notice.

Based on the foregoing and other relevant considerations, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and, as applicable, to recommend approval of the Proposed Agreements by shareholders of the Funds. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair, and that it would be in the best interests of shareholders of the Funds to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members may have placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

1 The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission SEC Release No. IC-33897 (June 19, 2020).

2 The meetings were held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission SEC Release No. IC-33897 (June 19, 2020).

JNL® SERIES TRUST

JNAM Liquidity Narrative for Shareholders

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (“Program”). The Program is overseen by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Funds’ investment adviser, Jackson National Asset Management, LLC. The Funds’ Board of Trustees (“Board”) has approved the designation of the LRMC to oversee the Program. In administering the Program, the LRMC consults with each Fund’s sub-adviser, if applicable, when such consultation is deemed necessary or appropriate by the LRMC.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the LRMC’s assessment of their relative liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The LRMC has determined, and reported to the Board, that the Program has operated adequately and effectively to manage the Funds’ liquidity risk since implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Supplement Dated September 11, 2020

To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2020, for the JNL Multi-Manager Mid Cap Fund, please delete all references to Derek Deutsch.

Effective June 30, 2020, for the JNL/WMC Balanced Fund, please delete all references to Edward P. Bousa.

Effective September 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL Multi-Manager Alternative Fund, please add following at the end of the section:

JNAM will voluntarily waive 0.10% of management fees on the Fund’s assets between $850 million and $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective June 30, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Portfolio Managers” table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner, Champlain
Corey Bronner, CFA	April 2018	Senior Member of the Investment Team and Partner, Champlain
Joseph Caligiuri, CFA	April 2018	Senior Member of the Investment Team and Partner, Champlain
Joseph Farley, CFA	April 2018	Senior Member of the Investment Team and Partner, Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner, Champlain
Brian Angerame	September 2016	Portfolio Manager, ClearBridge
Matthew Lilling, CFA	June 2020	Portfolio Manager, ClearBridge
Scott A. Moore, CFA	April 2020	President and Co-Chief Investment Officer, Nuance
Chad Baumler, CFA	April 2020	Vice President and Co-Chief Investment Officer, Nuance
Darren Schryer, CFA, CPA	April 2020	Associate Portfolio Manager, Nuance
Gary Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital

Effective August 27, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Global Natural Resources Fund, please delete “Precious metals-related securities risk.”

Effective August 27, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Natural Resources Fund, please delete the fourth paragraph in the entirety.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Boston Partners Global Long Short Equity Fund, please delete first paragraph in the entirety and replace with the following:

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Effective August 28, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Balanced Fund, please delete the first through third paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities, money market securities, and cash reserves. The Fund may invest up to 35% of its total assets in foreign securities.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

T. Rowe Price Associates, Inc. (“Sub-Adviser”) may decide to overweight and underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the Fund’s allocation to the broad asset classes will be within the following ranges, each as a percentage of the Fund’s net assets: stocks (55%-75%), and fixed income securities, money market securities, and cash reserves (25%-45%). When deciding upon allocations within these prescribed limits, the Sub-Adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The Fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates. The Fund may at times invest significantly in certain sectors.

Effective August 28, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the first through third paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”), expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or the Russell MidCap® Growth Index. The market capitalization of companies in the Fund’s portfolio, the S&P Mid Cap 400 Index and the Russell MidCap® Growth Index changes over time. As of December 31, 2019, the market capitalization range for the S&P Mid Cap 400 is $1.1 billion to $19.4 billion. As of December 31, 2019, the market capitalization range for the Russell MidCap Growth is $1.2 billion to $78.6 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization subsequently grows or otherwise falls outside these ranges.

The Fund may at times invest significantly in certain sectors.

Effective August 28, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete “Index investing risk.”

Effective August 28, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the section in the entirety and replace with the following:

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Chairman of Investment Advisory Committee, T. Rowe Price

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the sixth paragraph in the entirety.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the first paragraph in the entirety and replace with the following:

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard International Stock Market Index Fund, please delete the ninth paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the seventh paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete the eleventh paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete “Non-diversification risk.”

Effective June 30, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/WMC Balanced Fund, please delete the “Portfolio Managers” table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael F. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Loren L. Moran, CFA	2018	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Daniel J. Pozen	September 2019	Senior Managing Director and Equity Portfolio Manager, Wellington Management
This Supplement is dated September 11, 2020.

Supplement Dated October 30, 2020

To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective October 1, 2020, for the JNL/American Funds Capital World Bond Fund, please delete all references to David A. Daigle.

Effective September 30, 2020, for the JNL/American Funds Growth Fund, please delete all references to Michael T. Kerr.

Effective October 1, 2020, for the JNL/American Funds Growth-Income Fund, please delete all references to Claudia P. Huntington.

Effective October 1, 2020, for the JNL/American Funds New World Fund, please delete all references to Wahid Butt.

Effective October 26, 2020, please delete all references to Karen Q. Wong and Richard Brown for the following funds:

JNL iShares Tactical Moderate Fund	JNL/Mellon Information Technology Sector Fund
JNL iShares Tactical Moderate Growth Fund	JNL/Mellon Materials Sector Fund
JNL iShares Tactical Growth Fund	JNL/Mellon Real Estate Sector Fund
JNL/Mellon MSCI KLD 400 Social Index Fund	JNL S&P 500 Index Fund
JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Utilities Sector Fund
JNL/Mellon S&P 500 Index Fund	JNL/Morningstar Wide Moat Index Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/RAFI® Fundamental Europe Fund
JNL/Mellon Small Cap Index Fund	JNL/RAFI® Fundamental Asia Developed Fund
JNL/Mellon International Index Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Mellon DowSM Index Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Mellon MSCI World Index Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/Mellon Nasdaq® 100 Index Fund	JNL/Vanguard Moderate ETF Allocation Fund
JNL/Mellon Communication Services Sector Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Mellon Consumer Discretionary Sector Fund	JNL/Goldman Sachs Competitive Advantage Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/Mellon Energy Sector Fund	JNL/Goldman Sachs Intrinsic Value Fund
JNL/Mellon Financial Sector Fund	JNL/Goldman Sachs Total Yield Fund
JNL/Mellon Healthcare Sector Fund	JNL/Goldman Sachs International 5 Fund
JNL/Mellon Industrials Sector Fund

Effective September 30, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Paul Benjamin	April 2020	Partner, Capital World InvestorsSM (“CWI”)
Mark L. Casey	May 2017	Partner, Capital International InvestorsSM (“CII”), CRMC
Dylan Yolles	September 2020	Partner, CII, CRMC
Anne-Marie Peterson	January 2019	Partner, CWI, CRMC

Name:	Joined Fund Management Team In:	Title:
Andraz Razen	April 2015	Partner, CWI, CRMC
Alan J. Wilson	April 2014	Partner, CWI, CRMC

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the sub-section “GIM Small Cap Advantage Strategy” in the entirety and replace with the following:

GIM Small Cap Advantage and Small Cap Select Strategies

Granahan Investment Management, Inc. (“GIM”) constructs the Small Cap Advantage strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.

Within Small Cap Advantage strategy, the blended strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.

Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.

The Small Cap Discoveries strategy believes that the small/micro-capitalization market has a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark. In-depth company research combined with tools to gauge market sentiment results in a portfolio of stocks representing innovative emerging growth companies coupled with stocks of companies with unrecognized growth.

The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set, diversifies the sources of alpha, and mitigates risk.

Effective October 26, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Gary Hatton, CFA	September 2015	Senior Managing Director, Portfolio Manager (GIM)
Andrew Beja, CFA	September 2015	Senior Vice President, Managing Director, Portfolio Manager (GIM)
David Rose, CFA	October 2020	Managing Director, Chief Investment Officer, Portfolio Manager (GIM)
Jeffrey A. Harrison, CFA	October 2020	Managing Director, Portfolio Manager (GIM)
Todd Beiley	April 2018	Portfolio Manager (KAR)
Jon Christensen	April 2018	Portfolio Manager (KAR)
D. Scott Tracy, CFA	September 2015	Chief Investment Officer and Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung, CFA	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager and Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager and Business Analyst, WCM

Effective October 26, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Thomas J. Durante, CFA	March 2012	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index - Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon

Name:	Joined Fund Management Team In:	Title:
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Effective October 26, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, and JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2011	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index - Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Effective October 26, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, and JNL/Goldman Sachs International 5 Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	July 2019	Vice President, GSAM
Nicholas Chan, CFA	July 2019	Managing Director, GSAM
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index - Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/RAFI® Fundamental Asia Developed Fund, please delete the third paragraph in the entirety and replace with the following:

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund's primary benchmark, the MSCI Pacific Index (Net), was replaced with the RAFI Fundamental Asia Developed Index (Gross). Consistent with the Fund's principal investment strategies, the Fund uses the MSCI Pacific Index (Net) as its secondary benchmark.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard International Stock Market Index Fund, please delete the first paragraph in the entirety and replace with the following:

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a

$10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs International 5 Fund, please delete the ninth paragraph in the entirety and replace with the following:

The securities for each underlying regional strategy are selected only once annually on each stock selection date. The Fund is rebalanced annually between each of the above specialized strategies on or around the first business day of March.

This Supplement is dated October 30, 2020.

Supplement Dated November 18, 2020

To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Emerging Markets Fund and JNL Multi-Manager International Small Cap Fund, please add the following after the last bullet:

 Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks is the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Bond Index Fund, please add the following after the last bullet:

  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon International Index Fund, please add the following after the last bullet:

 Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

  Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

  European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/RAFI® Fundamental Asia Developed Fund and JNL/RAFI® Fundamental Europe Fund, please add the following after the last bullet:

  Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/WCM Focused International Equity Fund, please add the following after the last bullet:

  Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

 Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.

 China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Goldman Sachs International 5 Fund and the JNL/Vanguard International Stock Market Index Fund, please add the following after the last bullet:

  Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

This Supplement is dated November 18, 2020.

Supplement Dated January 13, 2021

To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 1, 2021, for the JNL/JPMorgan Hedged Equity Fund, please delete all references to Steven G. Lee.

Effective January 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/JPMorgan Global Allocation Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Eric J. Bernbaum	June 2019	Executive Director, JPMorgan
Jeffrey A. Geller	June 2019	Managing Director, JPMorgan
Grace Koo	June 2019	Executive Director, JPMorgan
Michael Feser	January 2021	Managing Director, JPMorgan
Phil Camporeale	January 2021	Managing Director, JPMorgan
F. Chace Brundige	April 2020	Senior Vice President and Portfolio Manager, Ivy
W. Jeffery Surles, CFA	April 2020	Senior Vice President and Portfolio Manager, Ivy

Effective January 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Tax Information” for the JNL/Vanguard International Fund, please delete paragraph in the entirety and replace with following:

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

This Supplement is dated January 13, 2021.

Supplement Dated January 22, 2021

To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Notwithstanding anything to the contrary in the Prospectus, in order to comply with Executive Order 13959 regarding securities investments that finance Communist Chinese Military Companies (“CCMC”) (the “Order”), prohibited CCMC securities have been removed from various series of the Trust.

Each series of the Trust, if applicable, may continue to wind down its holdings in CCMC securities until November 11, 2021 (“wind-down period”). Additionally, U.S. persons may continue to invest in U.S. funds that hold CCMC securities during the wind-down period, so long as the U.S. fund is acting in accordance with the Order. U.S. persons may remain invested in such U.S. funds and increase their investments, and new U.S. persons are permitted to invest in the U.S. fund through the wind-down period.

This Supplement is dated January 22, 2021.

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JNL Series Trust One Corporate Way Lansing, MI 48951 PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C. Please note that recent changes to your delivery preferences may not be reflected with this mailing. For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect. VADV7338 02/21

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named Mark Wehrle as an Audit Committee financial expert serving on its Audit Committee. Mark Werhle is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2019 and December 31, 2020. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2019	$1,909,651	$36,786	$0	$0
2020	$2,110,839	$94,000	$0	$0

The above Audit-Related Fees for 2019 and 2020 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2019	$0	$0	$0
2020	$0	$0	$0

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2019 was $39,286. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2020 was $94,000.

(h) For the fiscal years ended December 31, 2019 and December 31, 2020, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.
(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 4, 2021

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	March 4, 2021

EXHIBIT LIST

Exhibit 13(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.